UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number
811-07953

EQ ADVISORS TRUST
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105
(Address of principal executive offices)

SHANE DALY
Executive Vice President, General
Counsel
and Secretary
Equitable Investment Management Group, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and Address of Agent for Service)

Copies to:
MARK AMOROSI, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212)
554-1234
Date of fiscal year end: December 31
Date of reporting period: January 1, 2024 – June 30, 2024

Item 1.	Reports to Stockholders.

Item 1(a):

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$28	0.54%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$451,110,881

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.9%

Equity	53.4%

Fixed Income	20.0%

Alternatives	13.5%

Exchange Traded Funds		12.9%

Commodity	7.4%

Equity	3.5%

Fixed Income	2.0%

Short-Term Investments		0.9%

Cash and Other Assets Less Liabilities		(0.7)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/All Asset Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146421_B A030-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/All Asset Growth Allocation Portfolio (Class IB)

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$451,110,881

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.9%

Equity	53.4%

Fixed Income	20.0%

Alternatives	13.5%

Exchange Traded Funds		12.9%

Commodity	7.4%

Equity	3.5%

Fixed Income	2.0%

Short-Term Investments		0.9%

Cash and Other Assets Less Liabilities		(0.7)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/All Asset Growth Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146421_K A030-K

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/All Asset Growth Allocation Portfolio (Class K)

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.51%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,015,914,701

Total number of portfolio holdings	7

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Fixed Income	89.6%

Equity	10.6%

Cash and Other Assets Less Liabilities		(0.2)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Ultra Conservative Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

147365_B A097-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Ultra Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$26	0.51%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$585,731,448

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	79.5%

Equity	20.5%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Conservative Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146424_B A040-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.50%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,137,864,560

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	59.4%

Equity	40.6%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Conservative Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146423_B A039-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Conservative Growth Strategy Portfolio (Class IB)

EQ/BALANCED STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$3,280,226,730

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	50.6%

Fixed Income	49.4%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Balanced Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146422_B A033-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Balanced Strategy Portfolio (Class IB)

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$5,541,114,221

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	60.7%

Fixed Income	39.3%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Moderate Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146426_B A085-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Moderate Growth Strategy Portfolio (Class IB)

EQ/GROWTH STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$4,760,538,011

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	70.8%

Fixed Income	29.3%

Cash and Other Assets Less Liabilities		(0.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146425_B A054-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Growth Strategy Portfolio (Class IB)

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$25	0.49%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$5,426,943,515

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	80.8%

Fixed Income	19.3%

Cash and Other Assets Less Liabilities		(0.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Aggressive Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148394_B A029-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Aggressive Growth Strategy Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.47%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$696,439,390

Total number of portfolio holdings	35

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.8%

Fixed Income	79.2%

Equity	20.6%

Cash and Other Assets Less Liabilities		0.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Conservative Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146402_B A038-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Conservative Allocation Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$11	0.22%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$696,439,390

Total number of portfolio holdings	35

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.8%

Fixed Income	79.2%

Equity	20.6%

Cash and Other Assets Less Liabilities		0.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Conservative Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146402_K A038-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Conservative Allocation Portfolio (Class K)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$27	0.54%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$833,478,993

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.2%

Equity	40.7%

Cash and Other Assets Less Liabilities		0.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Conservative-Plus Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146403_B A041-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Conservative-Plus Allocation Portfolio (Class IB)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$833,478,993

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.2%

Equity	40.7%

Cash and Other Assets Less Liabilities		0.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Conservative-Plus Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146403_K A041-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Conservative-Plus Allocation Portfolio (Class K)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$25	0.49%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$5,479,741,638

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.6%

Fixed Income	49.3%

Cash and Other Assets Less Liabilities		0.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Moderate Allocation Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146404_A A084-A Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Moderate Allocation Portfolio (Class IA)

EQ/MODERATE ALLOCATION PORTFOLIO
(CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$5,479,741,638

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.6%

Fixed Income	49.3%

Cash and Other Assets Less Liabilities		0.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Moderate Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146404_B A084-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Moderate Allocation Portfolio (Class IB)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$5,479,741,638

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.6%

Fixed Income	49.3%

Cash and Other Assets Less Liabilities		0.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Moderate Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146404_K A084-K Semi-Annual Shareholder Report - June 30, 2024	2	E Q /Moderate Allocation Portfolio (Class K)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$7,040,064,002

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.8%

Fixed Income	29.1%

Cash and Other Assets Less Liabilities		0.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Moderate-Plus Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146405_B A086-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Moderate-P l us Allocation Portfolio (Class IB)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$7,040,064,002

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.8%

Fixed Income	29.1%

Cash and Other Assets Less Liabilities		0.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Moderate-Plus Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146405_K A086-K Semi-Annual Shareholder Report - June 30, 2024	2	E Q /Moderate-Plus Allocation Portfolio (Class K)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$26	0.50%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$3,224,477,741

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.1%

Fixed Income	8.9%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Aggressive Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146401_B A028-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Aggressive Allocation Portfolio (Class IB)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$13	0.25%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$3,224,477,741

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.1%

Fixed Income	8.9%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Aggressive Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146401_K A028-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Aggressive Allocation Portfolio (Class K)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$33	0.65%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$75,854,173

Total number of portfolio holdings	15

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		63.3%

Fixed Income	42.2%

Equity	21.1%

Exchange Traded Funds		34.5%

Equity	29.4%

Fixed Income	5.1%

Short-Term Investments		0.5%

Cash and Other Assets Less Liabilities		1.7%

Semi-Annual Shareholder Report - June 30, 2024	1	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

148392_B A100-B Semi-Annual Shareholder Report - June 30, 2024	2	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.40%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$75,854,173

Total number of portfolio holdings	15

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		63.3%

Fixed Income	42.2%

Equity	21.1%

Exchange Traded Funds		34.5%

Equity	29.4%

Fixed Income	5.1%

Short-Term Investments		0.5%

Cash and Other Assets Less Liabilities		1.7%

Semi-Annual Shareholder Report - June 30, 2024	1	Equitable Conservative Growth MF/ETF Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

148392_K A100-K Semi-Annual Shareholder Report - June 30, 2024	2	Equitable Conservative Growth MF/ETF Portfolio (Class K)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$31	0.61%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$20,063,538

Total number of portfolio holdings	15

Portfolio turnover rate (for the six months ended June 30, 2024)	14%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		60.7%

Equity	37.2%

Fixed Income	23.5%

Exchange Traded Funds		37.2%

Equity	33.0%

Fixed Income	4.2%

Short-Term Investments		2.3%

Cash and Other Assets Less Liabilities		(0.2)%

Semi-Annual Shareholder Report - June 30, 2024	1	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

162754_B A102-B Semi-Annual Shareholder Report - June 30, 2024	2	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$19	0.36%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$20,063,538

Total number of portfolio holdings	15

Portfolio turnover rate (for the six months ended June 30, 2024)	14%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		60.7%

Equity	37.2%

Fixed Income	23.5%

Exchange Traded Funds		37.2%

Equity	33.0%

Fixed Income	4.2%

Short-Term Investments		2.3%

Cash and Other Assets Less Liabilities		(0.2)%

Semi-Annual Shareholder Report - June 30, 2024	1	Equitable Moderate Growth MF/ETF Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

162754_K A102-K Semi-Annual Shareholder Report - June 30, 2024	2	Equitable Moderate Growth MF/ETF Portfolio (Class K)

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.59%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$23,471,102

Total number of portfolio holdings	13

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		61.9%

Equity	53.9%

Fixed Income	8.0%

Exchange Traded Funds		35.9%

Equity	35.9%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.3%

Semi-Annual Shareholder Report - June 30, 2024	1	Equitable Growth MF/ETF Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

162755_B A101-B Semi-Annual Shareholder Report - June 30, 2024	2	Equitable Growth MF/ETF Portfolio (Class IB)

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.35%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$23,471,102

Total number of portfolio holdings	13

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		61.9%

Equity	53.9%

Fixed Income	8.0%

Exchange Traded Funds		35.9%

Equity	35.9%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.3%

Semi-Annual Shareholder Report - June 30, 2024	1	Equitable Growth MF/ETF Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

162755_K A101-K Semi-Annual Shareholder Report - June 30, 2024	2	Equitable Growth MF/ETF Portfolio (Class K)

TARGET 2015 ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$26,036,995

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	72.5%

Equity	27.6%

Cash and Other Assets Less Liabilities		(0.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2015 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146417_B A106-B Semi-Annual Shareholder Report - June 30, 2024	2	Target 2015 Allocation Portfolio (Class IB)

TARGET 2015 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.30%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$26,036,995

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	72.5%

Equity	27.6%

Cash and Other Assets Less Liabilities		(0.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2015 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146417_K A106-K Semi-Annual Shareholder Report - June 30, 2024	2	Target 2015 Allocation Portfolio (Class K)

TARGET 2025 ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.58%
* Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$146,999,323

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	55.1%

Fixed Income	45.0%

Cash and Other Assets Less Liabilities		(0.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2025 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146418_B A107-B Semi-Annual Shareholder Report - June 30, 2024	2	Target 2025 Allocation Portfolio (Class IB)

TARGET 2025 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$146,999,323

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	55.1%

Fixed Income	45.0%

Cash and Other Assets Less Liabilities		(0.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2025 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146418_K A107-K Semi-Annual Shareholder Report - June 30, 2024	2	Target 2025 Allocation Portfolio (Class K)

TARGET 2035 ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$29	0.56%
* Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$242,649,816

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	73.0%

Fixed Income	27.0%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2035 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146419_B A108-B Semi-Annual Shareholder Report - June 30, 2024	2	Target 2035 Allocation Portfolio (Class IB)

TARGET 2035 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$16	0.31%
* Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$242,649,816

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	73.0%

Fixed Income	27.0%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2035 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146419_K A108-K Semi-Annual Shareholder Report - June 30, 2024	2	Target 2035 Allocation Portfolio (Class K)

TARGET 2045 ALLOCATION PORTFOLIO
 (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$29	0.56%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$229,560,605

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	83.1%

Fixed Income	17.0%

Cash and Other Assets Less Liabilities		(0.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2045 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146420_B A109-B Semi-Annual Shareholder Report - June 30, 2024	2	Target 2045 Allocation Portfolio (Class IB)

TARGET 2045 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$16	0.31%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$229,560,605

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	83.1%

Fixed Income	17.0%

Cash and Other Assets Less Liabilities		(0.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2045 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146420_K A109-K Semi-Annual Shareholder Report - June 30, 2024	2	Target 2045 Allocation Portfolio (Class K)

TARGET 2055 ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$33	0.64%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$115,187,698

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	93.1%

Fixed Income	6.9%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2055 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153096_B A110-B Semi-Annual Shareholder Report - June 30, 2024	2	Target 2055 Allocation Portfolio (Class IB)

TARGET 2055 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.39%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$115,187,698

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	93.1%

Fixed Income	6.9%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	Target 2055 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153096_K A110-K Semi-Annual Shareholder Report - June 30, 2024	2	Target 2055 Allocation Portfolio (Class K)

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.04%
* Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$188,735,550

Total number of portfolio holdings	12

Portfolio turnover rate (for the six months ended June 30, 2024)	2%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.9%

Fixed Income	34.7%

Short-Term Investments		5.7%

Cash and Other Assets Less Liabilities		(5.3)%

Top Ten Holdings (as a % of Net Assets)
Vanguard Intermediate-Term Corporate Bond ETF	34.7%
iShares Core S&P 500 ETF	16.4%
Vanguard S&P 500 ETF	16.3%
iShares Core MSCI EAFE ETF	15.3%
Vanguard Large-Cap ETF	5.5%
iShares Core S&P Mid-Cap ETF	5.2%
iShares MSCI EAFE ETF	4.1%
Invesco Government & Agency Portfolio, Institutional Shares	4.0%
Dreyfus Treasury Obligations Cash Management Fund	1.2%
iShares Russell 2000 ETF	1.0%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

159931_B A008-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Moderate Growth Allocation Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.10%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$8,775,697

Total number of portfolio holdings	13

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

What did the Portfolio invest in?
(as of June 30, 2024)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	31.1%

Fixed Income	26.5%

Alternatives	26.2%

Commodity	15.6%

Short-Term Investments		15.8%

Cash and Other Assets Less Liabilities		(15.2)%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

157176_B A009-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.85%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$8,775,697

Total number of portfolio holdings	13

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

What did the Portfolio invest in?
(as of June 30, 2024)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	31.1%

Fixed Income	26.5%

Alternatives	26.2%

Commodity	15.6%

Short-Term Investments		15.8%

Cash and Other Assets Less Liabilities		(15.2)%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Multi-Alternative Strategies Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

157176_K A009-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Multi-Alternative Strategies Portfolio (Class K)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$45	0.90%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$44,319,359

Total number of portfolio holdings	297

Portfolio turnover rate (for the six months ended June 30, 2024)	21%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.9%

Consumer Discretionary	18.3%

Health Care	12.3%

Utilities	10.6%

Financials	10.4%

Industrials	8.2%

Communication Services	7.6%

Real Estate	3.1%

Materials	1.7%

Consumer Staples	1.1%

Other	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	(0.8)%

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co., 7.50%	2.0%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.0%

Bank of America Corp., 7.25%	1.6%

Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	1.6%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.5%

Western Digital Corp., 3.00%, 11/15/28	1.1%

Ford Motor Co., , 3/15/26	0.9%

Albemarle Corp., 7.25%	0.9%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.9%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Convertible Securities Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

152501_B A001-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Convertible Securities Portfolio (Class IB)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.65%
* Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$44,319,359

Total number of portfolio holdings	297

Portfolio turnover rate (for the six months ended June 30, 2024)	21%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.9%

Consumer Discretionary	18.3%

Health Care	12.3%

Utilities	10.6%

Financials	10.4%

Industrials	8.2%

Communication Services	7.6%

Real Estate	3.1%

Materials	1.7%

Consumer Staples	1.1%

Other	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	(0.8)%

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co., 7.50%	2.0%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.0%

Bank of America Corp., 7.25%	1.6%

Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	1.6%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.5%

Western Digital Corp., 3.00%, 11/15/28	1.1%

Ford Motor Co., , 3/15/26	0.9%

Albemarle Corp., 7.25%	0.9%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.9%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Convertible Securities Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

152501_K A001-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Convertible Securities Portfolio (Class K)

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.89%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$536,212,119

Total number of portfolio holdings	797

Portfolio turnover rate (for the six months ended June 30, 2024)	70%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	23.3%

U.S. Treasury Obligations	21.3%

Mortgage-Backed Securities	17.4%

Asset-Backed Securities	16.0%

Collateralized Mortgage Obligations	12.8%

Commercial Mortgage-Backed Securities	5.4%

Investment Companies	1.6%

Foreign Government Securities	0.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153115_B A002-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.64%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$536,212,119

Total number of portfolio holdings	797

Portfolio turnover rate (for the six months ended June 30, 2024)	70%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	23.3%

U.S. Treasury Obligations	21.3%

Mortgage-Backed Securities	17.4%

Asset-Backed Securities	16.0%

Collateralized Mortgage Obligations	12.8%

Commercial Mortgage-Backed Securities	5.4%

Investment Companies	1.6%

Foreign Government Securities	0.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153115_K A002-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

1290 VT EQUITY INCOME PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$49	0.95%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$471,174,459

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	21.6%

Financials	18.1%

Consumer Staples	15.1%

Energy	11.5%

Real Estate	7.8%

Materials	7.6%

Industrials	6.3%

Utilities	5.7%

Information Technology	3.0%

Communication Services	2.8%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	(2.7)%

Top Ten Holdings (as a % of Net Assets)

Philip Morris International, Inc.	4.6%

Fidelity National Information Services, Inc.	4.1%

Merck & Co., Inc.	4.1%

Air Products and Chemicals, Inc.	3.5%

Humana, Inc.	3.5%

Entergy Corp.	3.4%

JPMorgan Chase & Co.	3.4%

Public Storage (REIT)	3.3%

Hess Corp.	3.1%

CVS Health Corp.	3.1%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Equity Income Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146436_B A003-B
Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Equity Income Portfolio (Class IB)

1290 VT EQUITY INCOME PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.70%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$471,174,459

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	21.6%

Financials	18.1%

Consumer Staples	15.1%

Energy	11.5%

Real Estate	7.8%

Materials	7.6%

Industrials	6.3%

Utilities	5.7%

Information Technology	3.0%

Communication Services	2.8%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	(2.7)%

Top Ten Holdings (as a % of Net Assets)

Philip Morris International, Inc.	4.6%

Fidelity National Information Services, Inc.	4.1%

Merck & Co., Inc.	4.1%

Air Products and Chemicals, Inc.	3.5%

Humana, Inc.	3.5%

Entergy Corp.	3.4%

JPMorgan Chase & Co.	3.4%

Public Storage (REIT)	3.3%

Hess Corp.	3.1%

CVS Health Corp.	3.1%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Equity Income Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146436_K A003-K

Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Equity Income Portfolio (Class K)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$63	1.25%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$165,602,526

Total number of portfolio holdings	159

Portfolio turnover rate (for the six months ended June 30, 2024)	105%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks			64.4%

Communication Services	15.2%

Health Care	10.2%

Utilities	10.1%

Industrials	6.5%

Consumer Discretionary	5.4%

Information Technology	4.8%

Materials	4.5%

Energy	3.6%

Financials	3.2%

Real Estate	0.5%

Consumer Staples	0.4%

Rights			0.2%

Health Care	0.2%

Consumer Staples	0.0	% #

Information Technology	0.0	% #

Materials	0.0	% #

Industrials	0.0	% #

Short-Term Investments			30.2%

Cash and Other Assets Less Liabilities			5.2%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	29.2%

United States Cellular Corp.	2.8%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Olink Holding AB (ADR)	2.5%

Lennar Corp., Class B	2.3%

Equitrans Midstream Corp.	2.2%

Atlanta Braves Holdings, Inc., Class A	2.1%

Surmodics, Inc.	2.0%

National Fuel Gas Co.	2.0%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146447_B A004-B
Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$50	1.00%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$165,602,526

Total number of portfolio holdings	159

Portfolio turnover rate (for the six months ended June 30, 2024)	105%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks			64.4%

Communication Services	15.2%

Health Care	10.2%

Utilities	10.1%

Industrials	6.5%

Consumer Discretionary	5.4%

Information Technology	4.8%

Materials	4.5%

Energy	3.6%

Financials	3.2%

Real Estate	0.5%

Consumer Staples	0.4%

Rights			0.2%

Health Care	0.2%

Consumer Staples	0.0	% #

Information Technology	0.0	% #

Materials	0.0	% #

Industrials	0.0	% #

Short-Term Investments			30.2%

Cash and Other Assets Less Liabilities			5.2%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	29.2%

United States Cellular Corp.	2.8%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Olink Holding AB (ADR)	2.5%

Lennar Corp., Class B	2.3%

Equitrans Midstream Corp.	2.2%

Atlanta Braves Holdings, Inc., Class A	2.1%

Surmodics, Inc.	2.0%

National Fuel Gas Co.	2.0%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146447_K A004-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.05%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$3,446,029,825

Total number of portfolio holdings	379

Portfolio turnover rate (for the six months ended June 30, 2024)	2%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	42.9%

Consumer Discretionary	16.4%

Communication Services	7.5%

Materials	5.7%

Consumer Staples	5.1%

Information Technology	4.7%

Utilities	4.3%

Financials	3.3%

Real Estate	2.8%

Health Care	2.5%

Other	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	2.2%

Top Ten Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.5%

GATX Corp.	3.0%

Herc Holdings, Inc.	2.9%

Crane Co.	2.3%

Modine Manufacturing Co.	2.2%

Penske Automotive Group, Inc.	1.8%

Republic Services, Inc.	1.8%

Rollins, Inc.	1.7%

AMETEK, Inc.	1.6%

Ryman Hospitality Properties, Inc. (REIT)	1.5%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT GAMCO Small Company Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146448_B A005-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT GAMCO Small Company Value Portfolio (Class IB)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$40	0.80%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$3,446,029,825

Total number of portfolio holdings	379

Portfolio turnover rate (for the six months ended June 30, 2024)	2%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	42.9%

Consumer Discretionary	16.4%

Communication Services	7.5%

Materials	5.7%

Consumer Staples	5.1%

Information Technology	4.7%

Utilities	4.3%

Financials	3.3%

Real Estate	2.8%

Health Care	2.5%

Other	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	2.2%

Top Ten Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.5%

GATX Corp.	3.0%

Herc Holdings, Inc.	2.9%

Crane Co.	2.3%

Modine Manufacturing Co.	2.2%

Penske Automotive Group, Inc.	1.8%

Republic Services, Inc.	1.8%

Rollins, Inc.	1.7%

AMETEK, Inc.	1.6%

Ryman Hospitality Properties, Inc. (REIT)	1.5%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT GAMCO Small Company Value Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146448_K A005-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT GAMCO Small Company Value Portfolio (Class K)

1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$50	1.00%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$242,001,683

Total number of portfolio holdings	479

Portfolio turnover rate (for the six months ended June 30, 2024)	20%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.6%

Consumer Discretionary	14.6%

Financials	11.1%

Information Technology	10.7%

Industrials	10.4%

Communication Services	8.7%

Materials	7.7%

Energy	7.6%

Health Care	5.7%

Other	6.1%

Exchange Traded Funds		8.8%

Loan Participations		3.8%

Financials	1.9%

Information Technology	1.2%

Other	0.7%

Common Stocks		0.0	% #

Short-Term Investments		8.5%

Cash and Other Assets Less Liabilities		(3.7)%

Top Ten Holdings (as a % of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	3.8%

Invesco Government & Agency Portfolio, Institutional Shares	2.5%

SPDR Portfolio High Yield Bond ETF	2.0%

Dreyfus Treasury Obligations Cash Management Fund	1.6%

iShares iBoxx $ High Yield Corporate Bond ETF	1.5%

SPDR Bloomberg High Yield Bond ETF	1.5%

Western Asset Institutional Government Reserves	0.9%

Fund, Institutional Shares

Caesars Entertainment, Inc., 7.00%, 2/15/30	0.9%

Goldman Sachs Financial Square Government Fund	0.8%

U.S. Treasury Bills, 5.09%, 7/30/24	0.8%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT High Yield Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

148403_B A006-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT High Yield Bond Portfolio (Class IB)

290 VT HIGH YIELD BOND PORTFOLIO
(CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144
.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$38	0.75%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$242,001,683

Total number of portfolio holdings	479

Portfolio turnover rate (for the six months ended June 30, 2024)	20%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.6%

Consumer Discretionary	14.6%

Financials	11.1%

Information Technology	10.7%

Industrials	10.4%

Communication Services	8.7%

Materials	7.7%

Energy	7.6%

Health Care	5.7%

Other	6.1%

Exchange Traded Funds		8.8%

Loan Participations		3.8%

Financials	1.9%

Information Technology	1.2%

Other	0.7%

Common Stocks		0.0	% #

Short-Term Investments		8.5%

Cash and Other Assets Less Liabilities		(3.7)%

# Less than 0.05%

Top Ten Holdings (as a % of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	3.8%

Invesco Government & Agency Portfolio, Institutional	2.5%

Shares

SPDR Portfolio High Yield Bond ETF	2.0%

Dreyfus Treasury Obligations Cash Management Fund	1.6%

iShares iBoxx $ High Yield Corporate Bond ETF	1.5%

SPDR Bloomberg High Yield Bond ETF	1.5%

Western Asset Institutional Government Reserves	0.9%

Fund, Institutional Shares

Caesars Entertainment, Inc., 7.00%, 2/15/30	0.9%

Goldman Sachs Financial Square Government Fund	0.8%

U.S. Treasury Bills, 5.09%, 7/30/24	0.8%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT High Yield Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

148403_K A006-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT High Yield Bond Portfolio (Class K)

1290 VT MICRO CAP PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$58	1.15%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$156,013,033

Total number of portfolio holdings	1,577

Portfolio turnover rate (for the six months ended June 30, 2024)	52%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	25.3%

Information Technology	17.4%

Industrials	16.9%

Financials	14.4%

Consumer Discretionary	9.6%

Consumer Staples	5.4%

Energy	2.6%

Communication Services	2.2%

Real Estate	1.9%

Materials	1.8%

Other	0.4%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	(3.3)%

Top Ten Holdings (as a % of Net Assets)

Vital Farms, Inc.	2.2%

Invesco Government & Agency Portfolio, Institutional Shares	1.8%

RxSight, Inc.	1.6%

Zeta Global Holdings Corp., Class A	1.4%

UFP Technologies, Inc.	1.4%

Blue Bird Corp.	1.4%

Sterling Infrastructure, Inc.	1.3%

VSE Corp.	1.2%

Credo Technology Group Holding Ltd.	1.2%

Green Brick Partners, Inc.	1.2%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Micro Cap Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153133_B A007-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Micro Cap Portfolio (Class IB)

1290 VT MICRO CAP PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$46	0.90%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$156,013,033

Total number of portfolio holdings	1,577

Portfolio turnover rate (for the six months ended June 30, 2024)	52%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	25.3%

Information Technology	17.4%

Industrials	16.9%

Financials	14.4%

Consumer Discretionary	9.6%

Consumer Staples	5.4%

Energy	2.6%

Communication Services	2.2%

Real Estate	1.9%

Materials	1.8%

Other	0.4%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	(3.3)%

Top Ten Holdings (as a % of Net Assets)

Vital Farms, Inc.	2.2%

Invesco Government & Agency Portfolio, Institutional Shares	1.8%

RxSight, Inc.	1.6%

Zeta Global Holdings Corp., Class A	1.4%

UFP Technologies, Inc.	1.4%

Blue Bird Corp.	1.4%

Sterling Infrastructure, Inc.	1.3%

VSE Corp.	1.2%

Credo Technology Group Holding Ltd.	1.2%

Green Brick Partners, Inc.	1.2%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Micro Cap Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153133_K A007-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Micro Cap Portfolio (Class K)

1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$34,248,846

Total number of portfolio holdings	90

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Energy	66.3%

Materials	31.8%

Consumer Staples	1.6%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	(0.9)%

Top 10 Countries (as a % of Net Assets)

United States	60.4%

Australia	13.3%

Canada	12.0%

France	4.5%

Japan	1.5%

Norway	1.3%

South Africa	1.3%

Italy	1.0%

Brazil	0.9%

Finland	0.8%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Natural Resources Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148388_B A010-B
Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Natural Resources Portfolio (Class IB)

1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144
.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.65%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$34,248,846

Total number of portfolio holdings	90

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Energy	66.3%

Materials	31.8%

Consumer Staples	1.6%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	(0.9)%

Top 10 Countries (as a % of Net Assets)

United States	60.4%

Australia	13.3%

Canada	12.0%

France	4.5%

Japan	1.5%

Norway	1.3%

South Africa	1.3%

Italy	1.0%

Brazil	0.9%

Finland	0.8%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Natural Resources Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148388_K A010-K
Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Natural Resources Portfolio (Class K)

1290 VT REAL ESTATE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$44	0.90%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$34,823,851

Total number of portfolio holdings	366

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

What did the Portfolio invest in?
(as of June 30, 2024)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Equity Real Estate Investment Trusts (REITs)		86.0%

Retail REITs	16.1%

Industrial REITs	16.1%

Health Care REITs	9.5%

Multi-Family Residential REITs	9.1%

Data Center REITs	7.4%

Other	27.8%

Real Estate Management & Development		12.1%

Real Estate Operating Companies	7.0%

Diversified Real Estate Activities	4.8%

Real Estate Development	0.3%

Health Care Equipment & Services		0.1%

Health Care Facilities	0.1%

Closed-end Funds		0.1%

Real Estate		0.0	% #
Exchange Traded Funds		0.9%
Short-Term Investments		1.2%
Cash and Other Assets and Liabilities		(0.4	) %

Top Ten Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.3%

Welltower, Inc. (REIT)	3.7%

Simon Property Group, Inc. (REIT)	3.0%

Digital Realty Trust, Inc. (REIT)	3.0%

Realty Income Corp. (REIT)	2.7%

Public Storage (REIT)	2.7%

Goodman Group (REIT)	2.6%

Extra Space Storage, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.8%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Real Estate Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

148389_B A011-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Real Estate Portfolio (Class IB)

1290 VT REAL ESTATE PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$32	0.65%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$34,823,851

Total number of portfolio holdings	366

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

What did the Portfolio invest in?
(as of June 30, 2024)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Equity Real Estate Investment Trusts (REITs)		86.0%

Retail REITs	16.1%

Industrial REITs	16.1%

Health Care REITs	9.5%

Multi-Family Residential REITs	9.1%

Data Center REITs	7.4%

Other	27.8%

Real Estate Management & Development		12.1%

Real Estate Operating Companies	7.0%

Diversified Real Estate Activities	4.8%

Real Estate Development	0.2%

Health Care Equipment & Services		0.1%

Health Care Facilities	0.1%

Closed-end Funds		0.1%

Real Estate		0.0	% #
Exchange Traded Funds		0.9%
Short-Term Investments		1.2%
Cash and Other Assets and Liabilities		(0.4)%

Top Ten Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.3%

Welltower, Inc. (REIT)	3.7%

Simon Property Group, Inc. (REIT)	3.0%

Digital Realty Trust, Inc. (REIT)	3.0%

Realty Income Corp. (REIT)	2.7%

Public Storage (REIT)	2.7%

Goodman Group (REIT)	2.6%

Extra Space Storage, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.8%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Real Estate Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

148389_K A011-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Real Estate Portfolio (Class K)

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.15%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$382,084,580

Total number of portfolio holdings	1,504

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Energy	20.4%

Industrials	18.0%

Consumer Discretionary	14.4%

Financials	14.4%

Real Estate	7.0%

Health Care	4.3%

Materials	4.0%

Consumer Staples	3.5%

Communication Services	3.1%

Information Technology	2.9%

Other	2.4%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	(1.5)%

Top Ten Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	13.6%

JPMorgan Prime Money Market Fund, IM Shares	5.3%

AutoNation, Inc.	4.1%

Penske Automotive Group, Inc.	3.8%

CACI International, Inc., Class A	3.2%

Inter Parfums, Inc.	2.4%

Stolt-Nielsen Ltd.	2.1%

Oshkosh Corp.	1.7%

Clarkson plc	1.6%

Live Nation Entertainment, Inc.	1.5%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Small Cap Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153132_B A012-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Small Cap Value Portfolio (Class IB)

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$46	0.90%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$382,084,580

Total number of portfolio holdings	1,504

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Energy	20.4%

Industrials	18.0%

Consumer Discretionary	14.4%

Financials	14.4%

Real Estate	7.0%

Health Care	4.3%

Materials	4.0%

Consumer Staples	3.5%

Communication Services	3.1%

Information Technology	2.9%

Other	2.4%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	(1.5)%

Top Ten Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	13.6%

JPMorgan Prime Money Market Fund, IM Shares	5.3%

AutoNation, Inc.	4.1%

Penske Automotive Group, Inc.	3.8%

CACI International, Inc., Class A	3.2%

Inter Parfums, Inc.	2.4%

Stolt-Nielsen Ltd.	2.1%

Oshkosh Corp.	1.7%

Clarkson plc	1.6%

Live Nation Entertainment, Inc.	1.5%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Small Cap Value Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153132_K A012-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Small Cap Value Portfolio (Class K)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$362,780,878

Total number of portfolio holdings	270

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.1%

Financials	17.8%

Industrials	14.9%

Consumer Staples	11.3%

Health Care	10.1%

Consumer Discretionary	8.9%

Communication Services	7.7%

Utilities	3.7%

Materials	1.8%

Real Estate	1.6%

Other	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	(0.2)%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.6%

NVIDIA Corp.	4.5%

Apple, Inc.	4.4%

Alphabet, Inc., Class A	2.8%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Coca-Cola Co. (The)	1.2%

Procter & Gamble Co. (The)	1.0%

PepsiCo, Inc.	1.0%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

152479_B A013-B Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$44	0.85%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$362,780,878

Total number of portfolio holdings	270

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.1%

Financials	17.8%

Industrials	14.9%

Consumer Staples	11.3%

Health Care	10.1%

Consumer Discretionary	8.9%

Communication Services	7.7%

Utilities	3.7%

Materials	1.8%

Real Estate	1.6%

Other	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	(0.2)%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.6%

NVIDIA Corp.	4.5%

Apple, Inc.	4.4%

Alphabet, Inc., Class A	2.8%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Coca-Cola Co. (The)	1.2%

Procter & Gamble Co. (The)	1.0%

PepsiCo, Inc.	1.0%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT SmartBeta Equity ESG Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

152479_K A013-K Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT SmartBeta Equity ESG Portfolio (Class K)

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO
(CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$48	0.91%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$266,087,900

Total number of portfolio holdings	404

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	39.3%

Financials	11.3%

Communication Services	9.6%

Health Care	9.4%

Industrials	8.4%

Consumer Discretionary	8.0%

Consumer Staples	6.0%

Real Estate	2.7%

Materials	2.7%

Energy	1.5%

Other	0.9%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	12.4%

NVIDIA Corp.	12.1%

Alphabet, Inc., Class A	4.2%

Alphabet, Inc., Class C	3.7%

Tesla, Inc.	2.2%

Visa, Inc., Class A	1.6%

Procter & Gamble Co. (The)	1.5%

Mastercard, Inc., Class A	1.5%

Home Depot, Inc. (The)	1.3%

Merck & Co., Inc.	1.2%

Semi-Annual Shareholder Report - June 30, 2024	1	1290 VT Socially Responsible Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146437_B A014-B
Semi-Annual Shareholder Report - June 30, 2024	2	1290 VT Socially Responsible Portfolio (Class IB)

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.59%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,882,644,199

Total number of portfolio holdings	507

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.3%

Financials	11.2%

Health Care	10.6%

Consumer Discretionary	9.0%

Communication Services	8.4%

Industrials	7.4%

Consumer Staples	5.2%

Energy	3.3%

Utilities	2.0%

Real Estate	2.0%

Other	1.9%

Short-Term Investments	3.1%

Cash and Other Assets Less Liabilities	6.6%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.5%

NVIDIA Corp.	6.0%

Apple, Inc.	6.0%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.1%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class A	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Eli Lilly and Co.	1.4%

Semi-Annual Shareholder Report - June 30, 2024	1	ATM Large Cap Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

800063_K A016-K
Semi-Annual Shareholder Report - June 30, 2024	2	ATM Large Cap Managed Volatility Portfolio (Class K)

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.60%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$305,325,823

Total number of portfolio holdings	406

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	19.9%

Financials	14.3%

Consumer Discretionary	13.3%

Information Technology	8.6%

Health Care	8.3%

Real Estate	6.4%

Materials	5.9%

Energy	5.4%

Consumer Staples	4.2%

Utilities	2.3%

Other	1.4%

Short-Term Investments	9.2%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	8.2%

Invesco Government & Agency Portfolio, Institutional Shares	0.9%

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.6%

Williams-Sonoma, Inc.	0.6%

Lennox International, Inc.	0.6%

EMCOR Group, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.5%

Semi-Annual Shareholder Report - June 30, 2024	1	ATM Mid Cap Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

800064_K A017-K
Semi-Annual Shareholder Report - June 30, 2024	2	ATM Mid Cap Managed Volatility Portfolio (Class K)

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.60%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,003,073,500

Total number of portfolio holdings	2,073

Portfolio turnover rate (for the six months ended June 30, 2024)	18%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.3%

Health Care	15.3%

Financials	15.3%

Information Technology	11.8%

Consumer Discretionary	8.9%

Energy	5.9%

Real Estate	5.3%

Materials	4.1%

Consumer Staples	2.4%

Utilities	2.4%

Other	2.2%

Short-Term Investments	10.4%

Cash and Other Assets Less Liabilities	0.7%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	7.8%

Dreyfus Treasury Obligations Cash Management Fund	0.8%

Fidelity Government Portfolio, Institutional Shares	0.5%

HSBC U.S. Government Money Market Fund, Intermediary Shares	0.5%

Invesco Government & Agency Portfolio, Institutional Shares	0.4%

Insmed, Inc.	0.4%

FTAI Aviation Ltd.	0.4%

Abercrombie & Fitch Co., Class A	0.3%

Fabrinet	0.3%

Sprouts Farmers Market, Inc.	0.3%

Semi-Annual Shareholder Report - June 30, 2024	1	ATM Small Cap Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

800065_K A018-K
Semi-Annual Shareholder Report - June 30, 2024	2	ATM Small Cap Managed Volatility Portfolio (Class K)

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.63%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,233,827,392

Total number of portfolio holdings	767

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	20.4%

United Kingdom	9.7%

France	8.5%

United States	8.1%

Germany	7.7%

Australia	6.8%

Switzerland	5.8%

Netherlands	4.5%

Denmark	3.6%

Sweden	2.9%

Other	11.9%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	9.7%

Top 10 Sectors (as a % of Net Assets)

Financials	18.0%

Industrials	15.2%

Health Care	12.1%

Consumer Discretionary	10.3%

Information Technology	8.6%

Consumer Staples	7.6%

Materials	6.1%

Energy	3.7%

Communication Services	3.7%

Utilities	2.8%

Semi-Annual Shareholder Report - June 30, 2024	1	ATM International Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

800062_K A015-K
Semi-Annual Shareholder Report - June 30, 2024	2	ATM International Managed Volatility Portfolio (Class K)

EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.81%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$8,523,936,218

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.7%

Financials	11.3%

Health Care	10.7%

Consumer Discretionary	9.1%

Communication Services	8.5%

Industrials	7.4%

Consumer Staples	5.3%

Energy	3.3%

Utilities	2.1%

Real Estate	2.0%

Other	2.0%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	6.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	6.0%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	2.7%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class A	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Eli Lilly and Co.	1.4%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/500 Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146428_B A020-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/500 Managed Volatility Portfolio (Class IB)

EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.56%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$8,523,936,218

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.7%

Financials	11.3%

Health Care	10.7%

Consumer Discretionary	9.1%

Communication Services	8.5%

Industrials	7.4%

Consumer Staples	5.3%

Energy	3.3%

Utilities	2.1%

Real Estate	2.0%

Other	2.0%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	6.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	6.0%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	2.7%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class A	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Eli Lilly and Co.	1.4%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/500 Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146428_K A020-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/500 Managed Volatility Portfolio (Class K)

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.85%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$857,442,590

Total number of portfolio holdings	404

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	20.0%

Financials	14.4%

Consumer Discretionary	13.3%

Information Technology	8.6%

Health Care	8.3%

Real Estate	6.4%

Materials	5.9%

Energy	5.4%

Consumer Staples	4.2%

Utilities	2.3%

Other	1.4%

Short-Term Investments	5.6%

Cash and Other Assets Less Liabilities	4.2%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.8%

Invesco Government & Agency Portfolio, Institutional Shares	0.7%

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.6%

Williams-Sonoma, Inc.	0.6%

Lennox International, Inc.	0.6%

EMCOR Group, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.5%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/400 Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146427_B A019-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/400 Managed Volatility Portfolio (Class IB)

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.60%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$857,442,590

Total number of portfolio holdings	404

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	20.0%

Financials	14.4%

Consumer Discretionary	13.3%

Information Technology	8.6%

Health Care	8.3%

Real Estate	6.4%

Materials	5.9%

Energy	5.4%

Consumer Staples	4.2%

Utilities	2.3%

Other	1.4%

Short-Term Investments	5.6%

Cash and Other Assets Less Liabilities	4.2%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.8%

Invesco Government & Agency Portfolio, Institutional Shares	0.7%

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.6%

Williams-Sonoma, Inc.	0.6%

Lennox International, Inc.	0.6%

EMCOR Group, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.5%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/400 Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146427_K A019-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/400 Managed Volatility Portfolio (Class K)

EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$42	0.84%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$3,361,384,321

Total numb er of portfolio holdings	2,073

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.3%

Health Care	15.3%

Financials	15.2%

Information Technology	11.8%

Consumer Discretionary	8.9%

Energy	5.9%

Real Estate	5.4%

Materials	4.0%

Consumer Staples	2.5%

Utilities	2.4%

Other	2.2%

Short-Term Investments	9.4%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	7.1%

Invesco Government & Agency Portfolio, Institutional Shares	0.5%

Insmed, Inc.	0.4%

FTAI Aviation Ltd.	0.4%

Dreyfus Treasury Obligations Cash Management Fund	0.4%

Abercrombie & Fitch Co., Class A	0.3%

Fabrinet	0.3%

Sprouts Farmers Market, Inc.	0.3%

HSBC U.S. Government Money Market Fund, Intermediary Shares	0.3%

Vaxcyte, Inc.	0.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/2000 Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146429_B A021-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/2000 Managed Volatility Portfolio (Class IB)

EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.59%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$3,361,384,321

Total number of portfolio holdings	2,073

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.3%

Health Care	15.3%

Financials	15.2%

Information Technology	11.8%

Consumer Discretionary	8.9%

Energy	5.9%

Real Estate	5.4%

Materials	4.0%

Consumer Staples	2.5%

Utilities	2.4%

Other	2.2%

Short-Term Investments	9.4%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	7.1%

Invesco Government & Agency Portfolio, Institutional Shares	0.5%

Insmed, Inc.	0.4%

FTAI Aviation Ltd.	0.4%

Dreyfus Treasury Obligations Cash Management Fund	0.4%

Abercrombie & Fitch Co., Class A	0.3%

Fabrinet	0.3%

Sprouts Farmers Market, Inc.	0.3%

HSBC U.S. Government Money Market Fund, Intermediary Shares	0.3%

Vaxcyte, Inc.	0.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/ 2000 Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146429_K A021-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/2000 Managed Volatility Portfolio (Class K)

EQ/INTERNATIONAL MANAGED VOLATILITY
PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,891,622,517

Total number of portfolio holdings	765

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	20.6%

United Kingdom	9.7%

France	8.6%

United States	8.2%

Germany	7.7%

Australia	6.8%

Switzerland	5.8%

Netherlands	4.5%

Denmark	3.6%

Sweden	2.9%

Other	12.0%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	9.2%

Top 10 Sectors (as a % of Net Assets)

Financials	18.1%

Industrials	15.2%

Health Care	12.2%

Consumer Discretionary	10.4%

Information Technology	8.6%

Consumer Staples	7.7%

Materials	6.1%

Energy	3.8%

Communication Services	3.7%

Utilities	2.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/International Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146430_B A059-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/International Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.62%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,891,622,517

Total number of portfolio holdings	765

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	20.6%

United Kingdom	9.7%

France	8.6%

United States	8.2%

Germany	7.7%

Australia	6.8%

Switzerland	5.8%

Netherlands	4.5%

Denmark	3.6%

Sweden	2.9%

Other	12.0%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	9.2%

Top 10 Sectors (as a % of Net Assets)

Financials	18.1%

Industrials	15.2%

Health Care	12.2%

Consumer Discretionary	10.4%

Information Technology	8.6%

Consumer Staples	7.7%

Materials	6.1%

Energy	3.8%

Communication Services	3.7%

Utilities	2.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/International Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146430_K A059-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/International Managed Volatility Portfolio (Class K)

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.12%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$660,007,254

Total number of portfolio holdings	1,356

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Sec uri t y Type & Sector (as a % of Net Assets)
Common Stocks		69.6%

Information Technology	17.3%

Financials	10.4%

Health Care	8.6%

Industrials	7.7%

Consumer Discretionary	7.3%

Communication Services	5.3%

Consumer Staples	4.6%

Energy	2.6%

Materials	2.5%

Utilities	1.8%

Real Estate	1.5%

U.S. Treasury Obligations		11.2%

Exchange Traded Funds		4.9%

Rights		0.0	% #

Short-Term Investments		16.3%

Cash and Other Assets Less Liabilities		(2.0)%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

157174_B A022-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.14%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$913,798,845

Total number of portfolio holdings	1,367

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		64.5%

Information Technology	16.1%

Financials	9.6%

Health Care	7.9%

Industrials	7.1%

Consumer Discretionary	6.7%

Communication Services	4.9%

Consumer Staples	4.3%

Energy	2.5%

Materials	2.4%

Utilities	1.6%

Real Estate	1.4%

U.S. Treasury Obligations		25.9%

Exchange Traded Funds		4.3%

U.S. Government Agency Securities		2.0%

Rights		0.0	% #

Short-Term Investments		4.3%

Cash and Other Assets Less Liabilities		(1.0)%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/AB Dynamic Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153118_B A023-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/AB Dynamic Growth Portfolio (Class IB)

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.13%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,645,959,475

Total number of portfolio holdings	1,376

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		55.8%

Information Technology	13.9%

Financials	8.3%

Health Care	6.9%

Industrials	6.2%

Consumer Discretionary	5.8%

Communication Services	4.2%

Consumer Staples	3.7%

Energy	2.1%

Materials	2.1%

Utilities	1.4%

Real Estate	1.2%

U.S. Treasury Obligations		36.0%

Exchange Traded Funds		4.3%

U.S. Government Agency Securities		2.3%

Rights		0.0	% #

Short-Term Investments		3.5%

Cash and Other Assets Less Liabilities		(1.9)%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146975_B A024-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$39	0.77%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$930,007,388

Total number of portfolio holdings	257

Portfolio turnover rate (for the six months ended June 30, 2024)	26%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	40.0%

U.S. Treasury Obligations	27.3%

Corporate Bonds	7.4%

Asset-Backed Securities	6.4%

Collateralized Mortgage Obligations	2.6%

Commercial Mortgage-Backed Securities	1.5%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	13.2%

Cash and Other Assets Less Liabilities	1.2%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/AB Short Duration Government Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

150083_B A025-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/AB Short Duration Government Bond Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report -
June
30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$26	0.52%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$930,007,388

Total number of portfolio holdings	257

Portfolio turnover rate (for the six months ended June 30, 2024)	26%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	40.0%

U.S. Treasury Obligations	27.3%

Corporate Bonds	7.4%

Asset-Backed Securities	6.4%

Collateralized Mortgage Obligations	2.6%

Commercial Mortgage-Backed Securities	1.5%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	13.2%

Cash and Other Assets Less Liabilities	1.2%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/AB Short Duration Government Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

150083_K A025-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/AB Short Duration Government Bond Portfolio (Class K)

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$47	0.92%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,900,981,613

Total number of portfolio holdings	2,069

Portfolio turnover rate (for the six months ended June 30, 2024)	30%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	20.8%

Information Technology	18.4%

Health Care	18.2%

Consumer Discretionary	12.2%

Financials	11.9%

Energy	5.9%

Consumer Staples	4.1%

Real Estate	3.0%

Materials	2.3%

Utilities	1.3%

Other	1.2%

Short-Term Investments	3.4%

Cash and Other Assets Less Liabilities	(2.7)%

Top Ten Holdings (as a % of Net Assets)

Manhattan Associates, Inc.	1.2%

Fabrinet	1.1%

Invesco Government & Agency Portfolio, Institutional Shares	1.1%

Natera, Inc.	1.1%

Lennox International, Inc.	1.0%

Pure Storage, Inc., Class A	1.0%

TechnipFMC plc	1.0%

Wingstop, Inc.	0.9%

Universal Display Corp.	0.9%

Permian Resources Corp.	0.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/AB Small Cap Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146432_B A026-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/AB Small Cap Growth Portfolio (Class IB)

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$34	0.67%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,900,981,613

Total number of portfolio holdings	2,069

Portfolio turnover rate (for the six months ended June 30, 2024)	30%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	20.8%

Information Technology	18.4%

Health Care	18.2%

Consumer Discretionary	12.2%

Financials	11.9%

Energy	5.9%

Consumer Staples	4.1%

Real Estate	3.0%

Materials	2.3%

Utilities	1.3%

Other	1.2%

Short-Term Investments	3.4%

Cash and Other Assets Less Liabilities	(2.7)%

Top Ten Holdings (as a % of Net Assets)

Manhattan Associates, Inc.	1.2%

Fabrinet	1.1%

Invesco Government & Agency Portfolio, Institutional Shares	1.1%

Natera, Inc.	1.1%

Lennox International, Inc.	1.0%

Pure Storage, Inc., Class A	1.0%

TechnipFMC plc	1.0%

Wingstop, Inc.	0.9%

Universal Display Corp.	0.9%

Permian Resources Corp.	0.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/AB Small Cap Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146432_K A026-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/AB Small Cap Growth Portfolio (Class K)

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.00%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$16,558,864

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	40.2%

Health Care	20.9%

Industrials	14.9%

Financials	8.3%

Consumer Staples	5.3%

Consumer Discretionary	3.6%

Utilities	2.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	1.6%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	4.1%

Visa, Inc., Class A	3.3%

Veralto Corp.	3.3%

Flex Ltd.	3.1%

NextEra Energy, Inc.	2.9%

Waste Management, Inc.	2.9%

Aflac, Inc.	2.9%

Unilever plc (ADR)	2.7%

Intuit, Inc.	2.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

162756_B A027-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$16,558,864

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	40.2%

Health Care	20.9%

Industrials	14.9%

Financials	8.3%

Consumer Staples	5.3%

Consumer Discretionary	3.6%

Utilities	2.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	1.6%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	4.1%

Visa, Inc., Class A	3.3%

Veralto Corp.	3.3%

Flex Ltd.	3.1%

NextEra Energy, Inc.	2.9%

Waste Management, Inc.	2.9%

Aflac, Inc.	2.9%

Unilever plc (ADR)	2.7%

Intuit, Inc.	2.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

162756_K A027-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$588,676,608

Total number of portfolio holdings	109

Portfolio turnover rate (for the six months ended June 30, 2024)	28%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.5%

Health Care	14.8%

Industrials	14.2%

Utilities	11.9%

Consumer Staples	11.3%

Information Technology	6.8%

Real Estate	6.8%

Energy	6.0%

Materials	4.2%

Communication Services	3.0%

Other	2.6%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Bank of New York Mellon Corp. (The)	2.2%

Conagra Brands, Inc.	2.1%

Enterprise Products Partners LP	2.0%

Henry Schein, Inc.	1.9%

Northern Trust Corp.	1.9%

Koninklijke Ahold Delhaize NV	1.9%

Willis Towers Watson plc	1.9%

Quest Diagnostics, Inc.	1.8%

Edison International	1.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/American Century Mid Cap Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158940_B A031-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/American Century Mid Cap Value Portfolio (Class IB)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.75%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$588,676,608

Total number of portfolio holdings	109

Portfolio turnover rate (for the six months ended June 30, 2024)	28%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.5%

Health Care	14.8%

Industrials	14.2%

Utilities	11.9%

Consumer Staples	11.3%

Information Technology	6.8%

Real Estate	6.8%

Energy	6.0%

Materials	4.2%

Communication Services	3.0%

Other	2.6%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Bank of New York Mellon Corp. (The)	2.2%

Conagra Brands, Inc.	2.1%

Enterprise Products Partners LP	2.0%

Henry Schein, Inc.	1.9%

Northern Trust Corp.	1.9%

Koninklijke Ahold Delhaize NV	1.9%

Willis Towers Watson plc	1.9%

Quest Diagnostics, Inc.	1.8%

Edison International	1.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/American Century Mid Cap Value Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158940_K A031-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/American Century Mid Cap Value Portfolio (Class K)

EQ/AMERICAN CENTURY MODERATE GROWTH
ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$145,678,477

Total number of portfolio holdings	10

Portfolio turnover rate (for the six months ended June 30, 2024)	30%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.6%

Fixed Income	35.0%

Short-Term Investments		2.1%

Cash and Other Assets Less Liabilities		(1.7)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

159932_B A032-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$52	0.97%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$629,039,943

Total number of portfolio holdings	74

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.3%

Financials	13.7%

Industrials	12.3%

Consumer Discretionary	12.1%

Communication Services	9.9%

Health Care	9.5%

Utilities	5.6%

Consumer Staples	4.4%

Materials	3.7%

Real Estate	0.9%

Other	0.7%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Broadcom, Inc.	5.7%

Microsoft Corp.	4.8%

Alphabet, Inc., Class C	3.4%

NVIDIA Corp.	3.3%

Meta Platforms, Inc., Class A	3.0%

Royal Caribbean Cruises Ltd.	2.8%

Salesforce, Inc.	2.2%

Amazon.com, Inc.	2.1%

ServiceNow, Inc.	2.1%

TransDigm Group, Inc.	2.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Capital Group Research Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146439_B A034-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Capital Group Research Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.00%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$451,648,929

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	38.7%

Health Care	14.3%

Communication Services	10.9%

Consumer Discretionary	9.5%

Industrials	9.2%

Financials	9.1%

Consumer Staples	3.7%

Real Estate	1.7%

Materials	1.6%

Utilities	1.0%

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	5.9%

Apple, Inc.	4.2%

Visa, Inc., Class A	4.1%

Netflix, Inc.	3.6%

UnitedHealth Group, Inc.	3.2%

Palo Alto Networks, Inc.	2.2%

Thermo Fisher Scientific, Inc.	2.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146477_B A035-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$41	0.75%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$451,648,929

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	38.7%

Health Care	14.3%

Communication Services	10.9%

Consumer Discretionary	9.5%

Industrials	9.2%

Financials	9.1%

Consumer Staples	3.7%

Real Estate	1.7%

Materials	1.6%

Utilities	1.0%

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	5.9%

Apple, Inc.	4.2%

Visa, Inc., Class A	4.1%

Netf l ix, Inc.	3.6%

UnitedHealth Group, Inc.	3.2%

Palo Alto Networks, Inc.	2.2%

Thermo Fisher Scienti fi c, Inc.	2.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146477_K A035-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.05%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$665,579,867

Total number of portfolio holdings	559

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Industrials	11.5%

Health Care	9.4%

Consumer Discretionary	9.1%

Financials	7.1%

Consumer Staples	6.6%

Communication Services	4.7%

Energy	3.6%

Real Estate	2.2%

Materials	2.1%

Other	1.3%

Short-Term Investments	9.8%

Cash and Other Assets Less Liabilities	0.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.0%

Apple, Inc.	4.9%

Microsoft Corp.	4.7%

ServiceNow, Inc.	2.7%

MercadoLibre, Inc.	1.7%

Amazon.com, Inc.	1.6%

KKR & Co., Inc.	1.5%

Copart, Inc.	1.3%

Performance Food Group Co.	1.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146468_B A036-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$42	0.80%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$665,579,867

Total number of portfolio holdings	559

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Industrials	11.5%

Health Care	9.4%

Consumer Discretionary	9.1%

Financials	7.1%

Consumer Staples	6.6%

Communication Services	4.7%

Energy	3.6%

Real Estate	2.2%

Materials	2.1%

Other	1.3%

Short-Term Investments	9.8%

Cash and Other Assets Less Liabilities	0.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.0%

Apple, Inc.	4.9%

Microsoft Corp.	4.7%

ServiceNow, Inc.	2.7%

MercadoLibre, Inc.	1.7%

Amazon.com, Inc.	1.6%

KKR & Co., Inc.	1.5%

Copart, Inc.	1.3%

Performance Food Group Co.	1.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146468_K
A036-K

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$36	0.67%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$7,274,113,905

Total number of portfolio holdings	1,531

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	13.0%

Health Care	11.7%

Consumer Discretionary	10.1%

Industrials	9.3%

Communication Services	8.6%

Consumer Staples	5.4%

Energy	3.8%

Real Estate	2.5%

Materials	2.5%

Other	2.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.3%

Apple, Inc.	5.8%

NVIDIA Corp.	5.5%

Amazon.com, Inc.	3.4%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Alphabet, Inc., Class C	1.7%

Eli Lilly and Co.	1.4%

Berkshire Hathaway, Inc., Class B	1.4%

Broadcom, Inc.	1.4%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Common Stock Index Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146440_A A037-A Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Common Stock Index Portfolio (Class IA)

EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$36	0.67%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$7,274,113,905

Total number of portfolio holdings	1,531

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	13.0%

Health Care	11.7%

Consumer Discretionary	10.1%

Industrials	9.3%

Communication Services	8.6%

Consumer Staples	5.4%

Energy	3.8%

Real Estate	2.5%

Materials	2.5%

Other	2.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.3%

Apple, Inc.	5.8%

NVIDIA Corp.	5.5%

Amazon.com, Inc.	3.4%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Alphabet, Inc., Class C	1.7%

Eli Lilly and Co.	1.4%

Berkshire Hathaway, Inc., Class B	1.4%

Broadcom, Inc.	1.4%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Common Stock Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146440_B A037-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Common Stock Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.64%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$5,276,126,974

Total number of portfolio holdings	3,116

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	53.9%

Corporate Bonds	31.5%

Exchange Traded Funds	7.0%

Supranational	2.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.9%

Municipal Bonds	0.1%

Asset-Backed Securities	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Core Bond Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146441_B A042-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Core Bond Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.39%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$5,276,126,974

Total number of portfolio holdings	3,116

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	53.9%

Corporate Bonds	31.5%

Exchange Traded Funds	7.0%

Supranational	2.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.9%

Municipal Bonds	0.1%

Asset-Backed Securities	0.1%

Short-Term Investments	0.9%

Cash an d Othe r Assets Less Liabilities	0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Core Bond Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146441_K A042-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Core Bond Index Portfolio (Class K)

EQ/CORE PLUS BOND PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$46	0.93%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$743,837,428

Total number of portfolio holdings	804

Portfolio turnover rate (for the six months ended June 30, 2024)	55%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	26.5%

U.S. Treasury Obligations	25.7%

Mortgage-Backed Securities	25.0%

Foreign Government Securities	7.6%

Asset-Backed Securities	4.8%

Commercial Mortgage-Backed Securities	2.9%

Collateralized Mortgage Obligations	0.0	% #

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	4.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Core Plus Bond Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146413_A A043-A Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Core Plus Bond Portfolio (Class IA)

EQ/CORE PLUS BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.93%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$743,837,428

Total number of portfolio holdings	804

Portfolio turnover rate (for the six months ended June 30, 2024)	55%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	26.5%

U.S. Treasury Obligations	25.7%

Mortgage-Backed Securities	25.0%

Foreign Government Securities	7.6%

Asset-Backed Securities	4.8%

Commercial Mortgage-Backed Securities	2.9%

Collateralized Mortgage Obligations	0.0	% #

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	4.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Core Plus Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146413_B A043-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Core Plus Bond Portfolio (Class IB)

EQ/CORE PLUS BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.68%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$743,837,428

Total number of portfolio holdings	804

Portfolio turnover rate (for the six months ended June 30, 2024)	55%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)
Corporate Bonds	26.5%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	25.0%
Foreign Government Securities	7.6%
Asset-Backed Securities	4.8%
Commercial Mortgage-Backed Securities	2.9%
Collateralized Mortgage Obligations	0.0	% #
Short-Term Investments	2.6%
Cash and Other Assets Less Liabilities	4.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Core Plus Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146413_K A043-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Core Plus Bond Portfolio (Class K)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$61	1.20%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$97,555,272

Total number of portfolio holdings	1,076

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

China	24.8%

Taiwan	22.2%

India	14.8%

South Korea	11.3%

Brazil	5.3%

South Africa	3.0%

Saudi Arabia	2.7%

Mexico	2.2%

Indonesia	2.1%

Thailand	2.0%

Other	8.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.6%

Top 10 Sectors (as a % of Net Assets)

Information Technology	26.6%

Financials	22.9%

Consumer Discretionary	11.3%

Communication Services	7.7%

Industrials	6.8%

Consumer Staples	6.3%

Materials	5.5%

Energy	5.0%

Health Care	3.0%

Utilities	2.0%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Emerging Markets Equity PLUS Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148386_B A044-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Emerging Markets Equity PLUS Portfolio (Class IB)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$49	0.95%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$97,555,272

Total number of portfolio holdings	1,076

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

China	24.8%

Taiwan	22.2%

India	14.8%

South Korea	11.3%

Brazil	5.3%

South Africa	3.0%

Saudi Arabia	2.7%

Mexico	2.2%

Indonesia	2.1%

Thailand	2.0%

Other	8.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.6%

Top 10 Sectors (as a % of Net Assets)

Information Technology	26.6%

Financials	22.9%

Consumer Discretionary	11.3%

Communication Services	7.7%

Industrials	6.8%

Consumer Staples	6.3%

Materials	5.5%

Energy	5.0%

Health Care	3.0%

Utilities	2.0%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Emerging Markets Equity PLUS Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148386_K A044-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Emerging Markets Equity PLUS Portfolio (Class K)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$29	0.54%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$10,114,949,471

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Financials	12.3%

Health Care	11.6%

Consumer Discretionary	9.9%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.7%

Energy	3.6%

Utilities	2.3%

Materials	2.1%

Other	2.1%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.6%

Apple, Inc.	6.6%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	2.4%

Alphabet, Inc., Class A	2.3%

Alphabet, Inc., Class C	1.9%

Berkshire Hathaway, Inc., Class B	1.6%

Eli Lilly and Co.	1.6%

Broadcom, Inc.	1.5%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Equity 500 Index Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146443_A A045-A
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Equity 500 Index Portfolio (Class IA)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$29	0.54%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$10,114,949,471

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Financials	12.3%

Health Care	11.6%

Consumer Discretionary	9.9%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.7%

Energy	3.6%

Utilities	2.3%

Materials	2.1%

Other	2.1%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.6%

Apple, Inc.	6.6%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	2.4%

Alphabet, Inc., Class A	2.3%

Alphabet, Inc., Class C	1.9%

Berkshire Hathaway, Inc., Class B	1.6%

Eli Lilly and Co.	1.6%

Broadcom, Inc.	1.5%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Equity 500 Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146443_B A045-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Equity 500 Index Portfolio (Class IB)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$16	0.29%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$10,114,949,471

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Financials	12.3%

Health Care	11.6%

Consumer Discretionary	9.9%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.7%

Energy	3.6%

Utilities	2.3%

Materials	2.1%

Other	2.1%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.6%

Apple, Inc.	6.6%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	2.4%

Alphabet, Inc., Class A	2.3%

Alphabet, Inc., Class C	1.9%

Berkshire Hathaway, Inc., Class B	1.6%

Eli Lilly and Co.	1.6%

Broadcom, Inc.	1.5%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Equity 500 Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146443_K A045-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Equity 500 Index Portfolio (Class K)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
Large Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.87%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,261,301,467

Total number of portfolio holdings	287

Portfolio turnover rate (for the six months ended June 30, 2024)	22%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	30.7%

Financials	12.5%

Health Care	11.6%

Consumer Discretionary	10.1%

Communication Services	9.6%

Industrials	8.2%

Consumer Staples	5.7%

Energy	3.7%

Utilities	2.2%

Materials	2.1%

Other	2.1%

Exchange Traded Fund	0.6%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	9.0%

NVIDIA Corp.	7.7%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.1%

Alphabet, Inc., Class A	2.6%

Eli Lilly and Co.	1.9%

Exxon Mobil Corp.	1.8%

JPMorgan Chase & Co.	1.5%

Boston Scientific Corp.	1.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158941_B A046-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
Large Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$33	0.62%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,261,301,467

Total number of portfolio holdings	287

Portfolio turnover rate (for the six months ended June 30, 2024)	22%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	30.7%

Financials	12.5%

Health Care	11.6%

Consumer Discretionary	10.1%

Communication Services	9.6%

Industrials	8.2%

Consumer Staples	5.7%

Energy	3.7%

Utilities	2.2%

Materials	2.1%

Other	2.1%

Exchange Traded Fund	0.6%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	9.0%

NVIDIA Corp.	7.7%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.1%

Alphabet, Inc., Class A	2.6%

Eli Lilly and Co.	1.9%

Exxon Mobil Corp.	1.8%

JPMorgan Chase & Co.	1.5%

Boston Scientific Corp.	1.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158941_K A046-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.12%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$283,293,184

Total number of portfolio holdings	518

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

U.S. Treasury Obligations		43.4%

Exchange Traded Funds		32.2%

Equity	32.2%

Common Stocks		22.7%

Short-Term Investments		0.2%

Cash and Other Assets Less Liabilities		1.5%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Franklin Moderate Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

154173_B A047-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Franklin Moderate Allocation Portfolio (Class IB)

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$331,591,983

Total number of portfolio holdings	57

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	24.0%

Industrials	20.0%

Health Care	17.3%

Consumer Staples	11.2%

Financials	7.8%

Materials	7.6%

Consumer Discretionary	7.1%

Energy	3.1%

Utilities	0.3%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	9.7%

Roper Technologies, Inc.	4.4%

Linde plc	3.7%

Stryker Corp.	3.6%

UnitedHealth Group, Inc.	2.9%

Visa, Inc., Class A	2.7%

Analog Devices, Inc.	2.7%

Texas Instruments, Inc.	2.7%

Accenture plc, Class A	2.5%

Honeywell International, Inc.	2.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Franklin Rising Dividends Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158942_B A048-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Franklin Rising Dividends Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.05%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$266,081,669

Total number of portfolio holdings	2,037

Portfolio turnover rate (for the six months ended June 30, 2024)	22%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	19.6%

Industrials	19.5%

Information Technology	11.7%

Consumer Discretionary	9.8%

Health Care	7.6%

Materials	5.8%

Energy	5.6%

Real Estate	4.4%

Consumer Staples	2.3%

Utilities	2.0%

Other	1.2%

Short-Term Investments	8.6%

Cash and Other Assets Less Liabilities	1.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	6.9%

ACI Worldwide, Inc.	2.1%

Veren, Inc.	1.7%

QinetiQ Group plc	1.6%

First Interstate BancSystem, Inc., Class A	1.4%

Brinker International, Inc.	1.4%

SouthState Corp.	1.3%

Mueller Water Products, Inc., Class A	1.3%

Columbia Banking System, Inc.	1.3%

Knowles Corp.	1.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146433_B A049-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.80%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$266,081,669

Total number of portfolio holdings	2,037

Portfolio turnover rate (for the six months ended June 30, 2024)	22%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	19.6%

Industrials	19.5%

Information Technology	11.7%

Consumer Discretionary	9.8%

Health Care	7.6%

Materials	5.8%

Energy	5.6%

Real Estate	4.4%

Consumer Staples	2.3%

Utilities	2.0%

Other	1.2%

Short-Term Investments	8.6%

Cash and Other Assets Less Liabilities	1.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	6.9%

ACI Worldwide, Inc.	2.1%

Veren, Inc.	1.7%

QinetiQ Group plc	1.6%

First Interstate BancSystem, Inc., Class A	1.4%

Brinker International, Inc.	1.4%

SouthState Corp.	1.3%

Mueller Water Products, Inc., Class A	1.3%

Columbia Banking System, Inc.	1.3%

Knowles Corp.	1.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146433_K A049-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.10%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,753,303,157

Total number of portfolio holdings	1,370

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	37.4%

Japan	6.1%

India	4.9%

France	3.6%

China	3.5%

Taiwan	2.8%

Germany	2.6%

United Kingdom	2.6%

South Korea	1.9%

Denmark	1.8%

Other	13.2%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	14.2%

Top 10 Sectors (as a % of Net Assets)

Information Technology	19.9%

Financials	13.1%

Consumer Discretionary	9.0%

Industrials	8.9%

Health Care	8.5%

Communication Services	7.7%

Consumer Staples	4.6%

Materials	3.1%

Energy	2.3%

Real Estate	2.0%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Global Equity Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146450_B A050-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Global Equity Managed Volatility Portfolio (Class IB)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This
semi-annual shareholder report
contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$45	0.85%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,753,303,157

Total number of portfolio holdings	1,370

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	37.4%

Japan	6.1%

India	4.9%

France	3.6%

China	3.5%

Taiwan	2.8%

Germany	2.6%

United Kingdom	2.6%

South Korea	1.9%

Denmark	1.8%

Other	13.2%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	14.2%

Top 10 Sectors (as a % of Net Assets)

Information Technology	19.9%

Financials	13.1%

Consumer Discretionary	9.0%

Industrials	8.9%

Health Care	8.5%

Communication Services	7.7%

Consumer Staples	4.6%

Materials	3.1%

Energy	2.3%

Real Estate	2.0%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Global Equity Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146450_K A050-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Global Equity Managed Volatility Portfolio (Class K)

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.05%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$504,252,693

Total number of portfolio holdings	14

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		61.8%

Equity	31.9%

Fixed Income	29.9%

Short-Term Investments		35.9%

Cash and Other Assets Less Liabilities		2.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

159929_B A051-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.09%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$150,775,297

Total number of portfolio holdings	97

Portfolio turnover rate (for the six months ended June 30, 2024)	33%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	18.4%

Financials	16.5%

Utilities	9.7%

Real Estate	8.7%

Consumer Discretionary	8.7%

Health Care	8.7%

Materials	8.5%

Information Technology	8.0%

Energy	6.1%

Consumer Staples	4.6%

Other	1.0%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.1%

Top Ten Holdings (as a % of Net Assets)

Fidelity National Information Services, Inc.	2.2%

Marvell Technology, Inc.	2.2%

Steel Dynamics, Inc.	2.0%

GE Vernova, Inc.	1.9%

Lennar Corp., Class A	1.9%

United Rentals, Inc.	1.8%

AvalonBay Communities, Inc. (REIT)	1.8%

NiSource, Inc.	1.8%

VICI Properties, Inc. (REIT), Class A	1.8%

Zimmer Biomet Holdings, Inc.	1.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158944_B A052-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.11%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$784,020,940

Total number of portfolio holdings	513

Portfolio turnover rate (for the six months ended June 30, 2024)	66%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		41.1%

Common Stocks		30.6%

Information Technology	9.9%

Financials	3.7%

Health Care	3.6%

Consumer Discretionary	3.1%

Communication Services	2.9%

Industrials	2.5%

Consumer Staples	1.8%

Energy	1.1%

Utilities	0.7%

Materials	0.7%

Real Estate	0.6%

Rights		0.0	% #

Short-Term Investments		24.3%

Cash and Other Assets Less Liabilities		4.0%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153116_B A053-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$32	0.65%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,553,835,219

Total number of portfolio holdings	516

Portfolio turnover rate (for the six months ended June 30, 2024)	31%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	34.0%

Health Care	9.9

Utilities	8.6

Information Technology	7.9

Energy	7.7

Communication Services	6.8

Industrials	5.7

Consumer Staples	5.4

Real Estate	4.3

Materials	4.2

Other	4.2

Short-Term Investments	0.9

Cash and Other Assets Less Liabilities	0.4%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc., 1.65%, 2/8/31	1.4%

KeyBank NA, 5.00%, 1/26/33	1.2%

Johnson & Johnson, 1.30%, 9/1/30	1.1%

Bank of America Corp., 2.59%, 4/29/31	1.0%

Centene Corp., 2.63%, 8/1/31	0.9%

T-Mobile USA, Inc., 3.50%, 4/15/31	0.9%

Xcel Energy, Inc., 5.45%, 8/15/33	0.8%

Targa Resources Partners LP, 4.88%, 2/1/31	0.8%

Golub Capital BDC, Inc., 6.00%, 7/15/29	0.8%

HSBC Holdings plc, 2.85%, 6/4/31	0.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Intermediate Corporate Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

800020_B A055-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Intermediate Corporate Bond Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$20	0.40%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,553,835,219

Total number of portfolio holdings	516

Portfolio turnover rate (for the six months ended June 30, 2024)	31%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	34.0%

Health Care	9.9

Utilities	8.6

Information Technology	7.9

Energy	7.7

Communication Services	6.8

Industrials	5.7

Consumer Staples	5.4

Real Estate	4.3

Materials	4.2

Other	4.2

Short-Term Investments	0.9

Cash and Other Assets Less Liabilities	0.4%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc., 1.65%, 2/8/31	1.4%

KeyBank NA, 5.00%, 1/26/33	1.2%

Johnson & Johnson, 1.30%, 9/1/30	1.1%

Bank of America Corp., 2.59%, 4/29/31	1.0%

Centene Corp., 2.63%, 8/1/31	0.9%

T-Mobile USA, Inc., 3.50%, 4/15/31	0.9%

Xcel Energy, Inc., 5.45%, 8/15/33	0.8%

Targa Resources Partners LP, 4.88%, 2/1/31	0.8%

Golub Capital BDC, Inc., 6.00%, 7/15/29	0.8%

HSBC Holdings plc, 2.85%, 6/4/31	0.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Intermediate Corporate Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

800020_K A055-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Intermediate Corporate Bond Portfolio (Class K)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$32	0.64%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$4,359,525,316

Total number of portfolio holdings	219

Portfolio turnover rate (for the six months ended June 30, 2024)	15%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.7%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.8%

Corporate Bonds	0.1%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Intermediate Government Bond Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146451_A A056-A
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Intermediate Government Bond Portfolio (Class IA)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$32	0.64%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$4,359,525,316

Total number of portfolio holdings	219

Portfolio turnover rate (for the six months ended June 30, 2024)	15%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.7%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.8%

Corporate Bonds	0.1%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Intermediate Government Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146451_B A056-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Intermediate Government Bond Portfolio (Class IB)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.39%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$4,359,525,316

Total number of portfolio holdings	219

Portfolio turnover rate (for the six months ended June 30, 2024)	15%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.7%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.8%

Corporate Bonds	0.1%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Intermediate Government Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146451_K A056-K

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Intermediate Government Bond Portfolio (Class K)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$53	1.04%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,192,933,791

Total number of portfolio holdings	858

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	16.6%

Japan	15.6%

United Kingdom	9.0%

Germany	7.5%

France	7.0%

Switzerland	4.7%

Australia	4.1%

Netherlands	4.1%

Denmark	2.5%

Spain	2.0%

Other	16.6%

Short-Term Investments	2.2%

Cash and Other Assets Less Liabilities	8.1%

Top 10 Sectors (as a % of Net Assets)

Industrials	15.1%

Financials	14.5%

Health Care	10.4%

Information Technology	10.1%

Consumer Discretionary	9.2%

Exchange Traded Fund	8.8%

Consumer Staples	6.7%

Materials	5.9%

Energy	3.1%

Communication Services	2.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/International Core Managed Volatility (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146452_B A057-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/International Core Managed Volatility (Class IB)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.79%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,192,933,791

Total number of portfolio holdings	858

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	16.6%

Japan	15.6%

United Kingdom	9.0%

Germany	7.5%

France	7.0%

Switzerland	4.7%

Australia	4.1%

Netherlands	4.1%

Denmark	2.5%

Spain	2.0%

Other	16.6%

Short-Term Investments	2.2%

Cash and Other Assets Less Liabilities	8.1%

Top 10 Sectors (as a % of Net Assets)

Industrials	15.1%

Financials	14.5%

Health Care	10.4%

Information Technology	10.1%

Consumer Discretionary	9.2%

Exchange Traded Fund	8.8%

Consumer Staples	6.7%

Materials	5.9%

Energy	3.1%

Communication Services	2.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/ International Core Managed Volatility (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146452_K A057-K

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/International Core Managed Volatility (Class K)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$37	0.72%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,715,954,678

Total number of portfolio holdings	1,262

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	24.5%

United Kingdom	17.8%

France	12.8%

Germany	10.2%

Australia	10.1%

United States	8.8%

Netherlands	5.7%

Italy	2.8%

Spain	2.8%

Finland	0.7%

Other	2.3%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.1%

Top 10 Sectors (as a % of Net Assets)

Financials	19.1%

Industrials	17.0%

Consumer Discretionary	13.4%

Information Technology	10.9%

Consumer Staples	8.6%

Health Care	8.1%

Materials	7.1%

Energy	6.0%

Communication Services	3.7%

Utilities	2.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/International Equity Index Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146431_A A058-A
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/International Equity Index Portfolio (Class IA)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$37	0.72%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,715,954,678

Total number of portfolio holdings	1,262

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	24.5%

United Kingdom	17.8%

France	12.8%

Germany	10.2%

Australia	10.1%

United States	8.8%

Netherlands	5.7%

Italy	2.8%

Spain	2.8%

Finland	0.7%

Other	2.3%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.1%

Top 10 Sectors (as a % of Net Assets)

Financials	19.1%

Industrials	17.0%

Consumer Discretionary	13.4%

Information Technology	10.9%

Consumer Staples	8.6%

Health Care	8.1%

Materials	7.1%

Energy	6.0%

Communication Services	3.7%

Utilities	2.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/International Equity Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146431_B A058-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/International Equity Index Portfolio (Class IB)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$24	0.47%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,715,954,678

Total number of portfolio holdings	1,262

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	24.5%

United Kingdom	17.8%

France	12.8%

Germany	10.2%

Australia	10.1%

United States	8.8%

Netherlands	5.7%

Italy	2.8%

Spain	2.8%

Finland	0.7%

Other	2.3%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.1%

Top 10 Sectors (as a % of Net Assets)

Financials	19.1%

Industrials	17.0%

Consumer Discretionary	13.4%

Information Technology	10.9%

Consumer Staples	8.6%

Health Care	8.1%

Materials	7.1%

Energy	6.0%

Communication Services	3.7%

Utilities	2.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/International Equity Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146431_K A058-K

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/International Equity Index Portfolio (Class K)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.03%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$988,338,234

Total number of portfolio holdings	1,903

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	16.2%

United Kingdom	14.3%

Germany	13.6%

France	12.2%

Australia	7.1%

United States	7.0%

Netherlands	4.5%

Italy	2.8%

Spain	2.1%

China	1.6%

Other	7.7%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	10.7%

Top 10 Sectors (as a % of Net Assets)

Financials	17.9%

Industrials	16.1%

Consumer Discretionary	14.5%

Health Care	8.9%

Information Technology	8.7%

Consumer Staples	7.0%

Materials	5.9%

Communication Services	3.7%

Energy	3.7%

Utilities	1.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/International Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146435_B A060-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/International Value Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$39	0.78%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$988,338,234

Total number of portfolio holdings	1,903

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	16.2%

United Kingdom	14.3%

Germany	13.6%

France	12.2%

Australia	7.1%

United States	7.0%

Netherlands	4.5%

Italy	2.8%

Spain	2.1%

China	1.6%

Other	7.7%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	10.7%

Top 10 Sectors (as a % of Net Assets)

Financials	17.9%

Industrials	16.1%

Consumer Discretionary	14.5%

Health Care	8.9%

Information Technology	8.7%

Consumer Staples	7.0%

Materials	5.9%

Communication Services	3.7%

Energy	3.7%

Utilities	1.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/International Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146435_K A060-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/International Value Managed Volatility Portfolio (Class K)

EQ/INVESCO COMSTOCK PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.00%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$293,221,174

Total number of portfolio holdings	89

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	19.8%

Health Care	15.8%

Industrials	12.0%

Information Technology	11.7%

Energy	10.2%

Consumer Staples	9.5%

Communication Services	9.0%

Consumer Discretionary	3.7%

Materials	3.3%

Utilities	1.3%

Other	0.3%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	2.5%

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	2.9%

Microsoft Corp.	2.8%

Philip Morris International, Inc.	2.7%

Meta Platforms, Inc., Class A	2.5%

Elevance Health, Inc.	2.3%

FedEx Corp.	2.2%

Chevron Corp.	2.1%

Alphabet, Inc., Class A	2.1%

Suncor Energy, Inc.	2.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Invesco Comstock Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146476_B A061-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Invesco Comstock Portfolio (Class IB)

EQ/INVESCO COMSTOCK PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$293,221,174

Total number of portfolio holdings	89

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	19.8%

Health Care	15.8%

Industrials	12.0%

Information Technology	11.7%

Energy	10.2%

Consumer Staples	9.5%

Communication Services	9.0%

Consumer Discretionary	3.7%

Materials	3.3%

Utilities	1.3%

Other	0.3%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	2.5%

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	2.9%

Microsoft Corp.	2.8%

Philip Morris International, Inc.	2.7%

Meta Platforms, Inc., Class A	2.5%

Elevance Health, Inc.	2.3%

FedEx Corp.	2.2%

Chevron Corp.	2.1%

Alphabet, Inc., Class A	2.1%

Suncor Energy, Inc.	2.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Invesco Comstock Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146476_K A061-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Invesco Comstock Portfolio (Class K)

EQ/INVESCO GLOBAL PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.10%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$481,087,208

Total number of portfolio holdings	63

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	57.2%

France	8.3%

India	6.8%

Denmark	5.3%

Sweden	4.8%

Japan	4.2%

Germany	3.6%

China	2.3%

Netherlands	2.2%

Spain	1.2%

Other	3.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.1%

Top Sectors (as a % of Net Assets)

Information Technology	30.5%

Communication Services	21.8%

Health Care	12.6%

Industrials	10.2%

Consumer Discretionary	10.0%

Financials	8.3%

Real Estate	4.8%

Materials	0.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Invesco Global Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146469_B A062-B

Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Invesco Global Portfolio (Class IB)

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.16%
* Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$202,222,909

Total number of portfolio holdings	72

Portfolio turnover rate (for the six months ended June 30, 2024)	69%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	59.1%

Canada	10.0%

United Kingdom	5.7%

Australia	4.6%

France	3.6%

Singapore	2.9%

Spain	2.4%

Japan	1.9%

Italy	1.7%

Hong Kong	1.7%

Other	5.7%

Cash and Other Assets Less Liabilities	0.7%

Top Sectors (as a % of Net Assets)

Real Estate	51.7%

Energy	13.2%

Materials	12.7%

Utilities	12.1%

Industrials	4.9%

Communication Services	4.1%

Consumer Staples	0.6%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Invesco Global Real Assets Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158945_B A063-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Invesco Global Real Assets Portfolio (Class IB)

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.13%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$368,215,668

Total number of portfolio holdings	571

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		49.2%

Common Stocks		32.3%

Information Technology	10.4%

Financials	4.2%

Health Care	3.9%

Consumer Discretionary	3.1%

Communication Services	3.1%

Industrials	2.7%

Consumer Staples	1.8%

Energy	1.2%

Materials	0.7%

Utilities	0.6%

Real Estate	0.6%

Rights		0.0	% #

Short-Term Investments		14.8%

Cash and Other Assets Less Liabilities		3.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Invesco Moderate Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153117_B A064-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Invesco Moderate Allocation Portfolio (Class IB)

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$58	1.12%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$338,725,203

Total number of portfolio holdings	928

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		39.2%

Financials	13.4%

Health Care	4.5%

Communication Services	3.5%

Energy	3.4%

Utilities	3.2%

Other	11.2%

Common Stocks		37.9%

Information Technology	12.2%

Financials	4.9%

Health Care	4.5%

Consumer Discretionary	3.7%

Communication Services	3.7%

Other	8.9%

Rights	0.0%#

Short-Term Investments	22.4%

Cash and Other	0.5%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

159934_B A065-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,408,031,024

Total number of portfolio holdings	82

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	27.0%

Information Technology	25.4%

Health Care	17.5%

Financials	12.7%

Consumer Discretionary	6.2%

Utilities	4.1%

Communication Services	2.5%

Real Estate	1.4%

Materials	1.3%

Consumer Staples	0.6%

Short- Term Investments	2.1%

Cash and Other Assets Less Liabilities	(0.8)%

Top Ten Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.2%

GoDaddy , Inc., Class A	4.1%

Boston Scientific Corp.	3.8%

Intact Financial Corp.	2.9%

SS&C Technologies Holdings , Inc.	2.7%

Teleflex, Inc.	2.7%

NXP Semiconductors NV	2.6%

WEX , Inc.	2.5%

Flex Ltd .	2.3%

Revvity, Inc.	2.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Janus Enterprise Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146467_B A066-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Janus Enterprise Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$41	0.80%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,408,031,024

Total number of portfolio holdings	82

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	27.0%

Information Technology	25.4%

Health Care	17.5%

Financials	12.7%

Consumer Discretionary	6.2%

Utilities	4.1%

Communication Services	2.5%

Real Estate	1.4%

Materials	1.3%

Consumer Staples	0.6%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	(0.8)%

Top Ten Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.2%

GoDaddy, Inc., Class A	4.1%

Boston Scientific Corp.	3.8%

Intact Financial Corp.	2.9%

SS&C Technologies Holdings, Inc.	2.7%

Teleflex, Inc.	2.7%

NXP Semiconductors NV	2.6%

WEX, Inc.	2.5%

Flex Ltd.	2.3%

Revvity, Inc.	2.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Janus Enterprise Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146467_K A066-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Janus Enterprise Portfolio (Class K)

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$705,225,098

Total number of portfolio holdings	27

Portfolio turnover rate (for the six months ended June 30, 2024)	2%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)
Exchange Traded Funds		52.4%

Fixed Income	34.8%

Equity	17.6%

Short-Term Investments		44.9%

U.S. Government Agency Securities	33.6%

U.S. Treasury Obligations	11.3%

Long-Term Debt Securities		2.7%

U.S. Treasury Obligation	2.7%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

157175_B A067-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	0.96%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,676,200,155

Total number of portfolio holdings	60

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	43.8%

Consumer Discretionary	15.4%

Communication Services	15.0%

Health Care	10.7%

Industrials	7.4%

Financials	3.7%

Consumer Staples	0.9%

Energy	0.6%

Materials	0.4%

Cash and Other Assets Less Liabilities	2.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	10.7%

NVIDIA Corp.	9.9%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	5.7%

Eli Lilly and Co.	5.7%

Alphabet, Inc., Class C	5.0%

Apple, Inc.	4.8%

Broadcom, Inc.	3.6%

Netflix, Inc.	3.0%

Mastercard, Inc., Class A	2.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/JPMorgan Growth Stock Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146473_B A095-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/JPMorgan Growth Stock Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.71%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,676,200,155

Total number of portfolio holdings	60

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	43.8%

Consumer Discretionary	15.4%

Communication Services	15.0%

Health Care	10.7%

Industrials	7.4%

Financials	3.7%

Consumer Staples	0.9%

Energy	0.6%

Materials	0.4%

Cash and Other Assets Less Liabilities	2.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	10.7%

NVIDIA Corp.	9.9%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	5.7%

Eli Lilly and Co.	5.7%

Alphabet, Inc., Class C	5.0%

Apple, Inc.	4.8%

Broadcom, Inc.	3.6%

Netflix, Inc.	3.0%

Mastercard, Inc., Class A	2.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/JPMorgan Growth Stock Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146473_K A095-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/JPMorgan Growth Stock Portfolio (Class K)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.96%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,060,212,816

Total number of portfolio holdings	103

Portfolio turnover rate (for the six months ended June 30, 2024)	85%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.8%

Health Care	15.4%

Industrials	12.1%

Consumer Staples	9.5%

Real Estate	8.5%

Energy	7.9%

Information Technology	6.4%

Consumer Discretionary	6.1%

Materials	4.2%

Utilities	3.4%

Other	2.5%

Short-Term Investments	1.4%

Cash and Other Assets Less Liabilities	(0.2)%

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil Corp.	4.0%

Chevron Corp.	3.3%

Berkshire Hathaway, Inc., Class B	3.1%

CVS Health Corp.	2.7%

Citigroup, Inc.	2.6%

Bank of America Corp.	2.4%

AbbVie, Inc.	2.1%

UnitedHealth Group, Inc.	2.1%

Lamb Weston Holdings, Inc.	2.1%

Truist Financial Corp.	2.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146455_B A068-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.71%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,060,212,816

Total number of portfolio holdings	103

Portfolio turnover rate (for the six months ended June 30, 2024)	85%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.8%

Health Care	15.4%

Industrials	12.1%

Consumer Staples	9.5%

Real Estate	8.5%

Energy	7.9%

Information Technology	6.4%

Consumer Discretionary	6.1%

Materials	4.2%

Utilities	3.4%

Other	2.5%

Short-Term Investments	1.4%

Cash and Other Assets Less Liabilities	(0.2)%

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil Corp.	4.0%

Chevron Corp.	3.3%

Berkshire Hathaway, Inc., Class B	3.1%

CVS Health Corp.	2.7%

Citigroup, Inc.	2.6%

Bank of America Corp.	2.4%

AbbVie, Inc.	2.1%

UnitedHealth Group, Inc.	2.1%

Lamb Weston Holdings, Inc.	2.1%

Truist Financial Corp.	2.1%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/JPMorgan Value Opportunities Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146455_K A068-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/JPMorgan Value Opportunities Portfolio (Class K)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.89%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,066,391,966

Total number of portfolio holdings	544

Portfolio turnover rate (for the six months ended June 30, 2024)	21%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		80.7%

Information Technology	25.8%

Financials	9.6%

Health Care	9.5%

Communication Services	8.4%

Consumer Discretionary	8.0%

Industrials	5.9%

Consumer Staples	5.2%

Utilities	2.6%

Energy	2.5%

Materials	2.0%

Real Estate	1.2%

Exchange Traded Funds		9.1%

Short-Term Investments		6.1%

Cash and Other Assets Less Liabilities		4.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	5.5%

NVIDIA Corp.	5.4%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.3%

iShares Core S&P 500 ETF	3.0%

Meta Platforms, Inc., Class A	2.5%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class A	1.8%

Eli Lilly and Co.	1.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146456_B A069-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.64%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,066,391,966

Total number of portfolio holdings	544

Portfolio turnover rate (for the six months ended June 30, 2024)	21%

What did the Portfolio
invest
in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		80.7%

Information Technology	25.8%

Financials	9.6%

Health Care	9.5%

Communication Services	8.4%

Consumer Discretionary	8.0%

Industrials	5.9%

Consumer Staples	5.2%

Utilities	2.6%

Energy	2.5%

Materials	2.0%

Real Estate	1.2%

Exchange Traded Funds		9.1%

Short-Term Investments		6.1%

Cash and Other Assets Less Liabilities		4.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	5.5%

NVIDIA Corp.	5.4%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.3%

iShares Core S&P 500 ETF	3.0%

Meta Platforms, Inc., Class A	2.5%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class A	1.8%

Eli Lilly and Co.	1.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146456_K A069-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$39	0.71%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,454,088,638

Total number of portfolio holdings	397

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	49.0%

Consumer Discretionary	13.6%

Communication Services	13.0%

Health Care	8.0%

Financials	5.8%

Industrials	4.3%

Consumer Staples	3.5%

Materials	0.6%

Real Estate	0.5%

Energy	0.4%

Other	0.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	12.3%

Apple, Inc.	11.3%

NVIDIA Corp.	10.8%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	4.1%

Alphabet, Inc., Class A	3.9%

Alphabet, Inc., Class C	3.3%

Eli Lilly and Co.	2.8%

Broadcom, Inc.	2.7%

Tesla, Inc.	2.0%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Growth Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146457_B A070-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Growth Index Portfolio (Class IB)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$26	0.47%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,454,088,638

Total number of portfolio holdings	397

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	49.0%

Consumer Discretionary	13.6%

Communication Services	13.0%

Health Care	8.0%

Financials	5.8%

Industrials	4.3%

Consumer Staples	3.5%

Materials	0.6%

Real Estate	0.5%

Energy	0.4%

Other	0.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	12.3%

Apple , Inc.	11.3%

NVIDIA Corp.	10.8%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	4.1%

Alphabet, Inc., Class A	3.9%

Alphabet, Inc., Class C	3.3%

Eli Lilly and Co.	2.8%

Broadcom, Inc.	2.7%

Tesla, Inc.	2.0%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Growth Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146457_K A070-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Growth Index Portfolio (Class K)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY
PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.85%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$4,753,647,575

Total number of portfolio holdings	408

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets )

Information Technology	28.8%

Consumer Discretionary	11.4%

Communication Services	10.1%

Health Care	6.6%

Financials	4.7%

Industrials	3.2%

Consumer Staples	2.7%

Energy	0.4%

Materials	0.3%

Real Estate	0.2%

Other	0.1%

Exchange Traded Funds	20.6%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	6.5%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.9%

NVIDIA Corp.	6.1%

Vanguard Russell 1000 Growth ETF	5.5%

iShares Morningstar Growth ETF	4.9%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.6%

JPMorgan Prime Money Market Fund, IM Shares	4.3%

SPDR Portfolio S&P 500 Growth ETF	4.0%

Vanguard Growth ETF	3.6%

Meta Platforms, Inc., Class A	3.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146458_B A071-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$33	0.60%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$4,753,647,575

Total number of portfolio holdings	408

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	28.8%

Consumer Discretionary	11.4%

Communication Services	10.1%

Health Care	6.6%

Financials	4.7%

Industrials	3.2%

Consumer Staples	2.7%

Energy	0.4%

Materials	0.3%

Real Estate	0.2%

Other	0.1%

Exchange Traded Funds	20.6%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	6.5%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.9%

NVIDIA Corp.	6.1%

Vanguard Russell 1000 Growth ETF	5.5%

iShares Morningstar Growth ETF	4.9%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.6%

JPMorgan Prime Money Market Fund, IM Shares	4.3%

SPDR Portfolio S&P 500 Growth ETF	4.0%

Vanguard Growth ETF	3.6%

Meta Platforms, Inc., Class A	3.2%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146458_K A071-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$38	0.73%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$825,122,811

Total number of portfolio holdings	876

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	20.8%

Health Care	15.4%

Industrials	14.3%

Information Technology	9.4%

Consumer Staples	7.9%

Energy	7.5%

Consumer Discretionary	6.1%

Real Estate	4.6%

Materials	4.5%

Utilities	4.4%

Other	4.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.7%

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.5%

Exxon Mobil Corp.	2.2%

UnitedHealth Group, Inc.	1.9%

Johnson & Johnson	1.5%

Procter & Gamble Co. (The)	1.3%

Walmart, Inc.	1.3%

Bank of America Corp.	1.1%

Chevron Corp.	1.1%

Thermo Fisher Scientific, Inc.	0.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Value Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146459_B A072-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Value Index Portfolio (Class IB)

EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$25	0.48%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$825,122,811

Total number of portfolio holdings	876

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	20.8%

Health Care	15.4%

Industrials	14.3%

Information Technology	9.4%

Consumer Staples	7.9%

Energy	7.5%

Consumer Discretionary	6.1%

Real Estate	4.6%

Materials	4.5%

Utilities	4.4%

Other	4.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.7%

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.5%

Exxon Mobil Corp.	2.2%

UnitedHealth Group, Inc.	1.9%

Johnson & Johnson	1.5%

Procter & Gamble Co. (The)	1.3%

Walmart, Inc.	1.3%

Bank of America Corp.	1.1%

Chevron Corp.	1.1%

Thermo Fisher Scientific, Inc.	0.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Value Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146459_K A072-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Value Index Portfolio (Class K)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$44	0.86%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$3,778,015,439

Total number of portfolio holdings	931

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		81.8%

Financials	16.6%

Health Care	11.9%

Information Technology	11.4%

Industrials	11.1%

Consumer Staples	6.0%

Energy	5.4%

Consumer Discretionary	5.3%

Materials	3.9%

Utilities	3.9%

Communication Services	3.4%

Real Estate	2.9%

Exchange Traded Funds		9.0%

Rights		0.0	% #

Short-Term Investments		2.3%

Cash and Other Assets Less Liabilities		6.9%

Top Ten Holdings (as a % of Net Assets)

iShares Morningstar Value ETF	1.9%

Vanguard Value ETF	1.8%

JPMorgan Chase & Co.	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

iShares Russell 1000 Value ETF	1.6%

JPMorgan Prime Money Market Fund, IM Shares	1.5%

Vanguard Russell 1000 Value ETF	1.5%

Exxon Mobil Corp.	1.4%

Microsoft Corp.	1.3%

SPDR Portfolio S&P 500 Value ETF	1.3%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146460_B A073-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$32	0.61%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$3,778,015,439

Total number of portfolio holdings	931

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		81.8%

Financials	16.6%

Health Care	11.9%

Information Technology	11.4%

Industrials	11.1%

Consumer Staples	6.0%

Energy	5.4%

Consumer Discretionary	5.3%

Materials	3.9%

Utilities	3.9%

Communication Services	3.4%

Real Estate	2.9%

Exchange Traded Funds		9.0%

Rights		0.0	% #

Short-Term Investments		2.3%

Cash and Other Assets Less Liabilities		6.9%

Top Ten Holdings (as a % of Net Assets)

iShares Morningstar Value ETF	1.9%

Vanguard Value ETF	1.8%

JPMorgan Chase & Co.	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

iShares Russell 1000 Value ETF	1.6%

JPMorgan Prime Money Market Fund, IM Shares	1.5%

Vanguard Russell 1000 Value ETF	1.5%

Exxon Mobil Corp.	1.4%

Microsoft Corp.	1.3%

SPDR Portfolio S&P 500 Value ETF	1.3%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146460_K A073-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$70	1.35%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$439,248,423

Total number of portfolio holdings	85

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

China	25.9%

Taiwan	13.4%

South Korea	11.0%

Brazil	9.4%

South Africa	8.0%

India	6.2%

Mexico	5.0%

Indonesia	3.7%

Hungary	3.2%

Greece	2.4%

Other	7.1%

Short-Term Investments	3.8%

Cash and Other Assets Less Liabilities	0.8%

Top 10 Sectors ( as a % of Net Assets)

Financials	25.6%

Information Technology	21.6%

Consumer Discretionary	9.9%

Communication Services	9.0%

Industrials	7.1%

Consumer Staples	6.7%

Energy	5.8%

Materials	4.7%

Health Care	3.2%

Utilities	1.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158950_B A074-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$32	0.65%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,585,999,553

Total number of portfolio holdings	614

Portfolio turnover rate (for the six months ended June 30, 2024)	25%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	46.7%

U.S. Treasury Obligations	46.2%

Foreign Government Securities	3.2%

Municipal Bonds	1.6%

Asset-Backed Securities	0.5%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Long-Term Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

162745_B A075-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Long-Term Bond Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.40%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,585,999,553

Total number of portfolio holdings	614

Portfolio turnover rate (for the six months ended June 30, 2024)	25%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	46.7%

U.S. Treasury Obligations	46.2%

Foreign Government Securities	3.2%

Municipal Bonds	1.6%

Asset-Backed Securities	0.5%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Long-Term Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

162745_K A075-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Long-Term Bond Portfolio (Class K)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.05%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$807,004,958

Total number of portfolio holdings	48

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	28.2%

Communication Services	21.1%

Consumer Discretionary	16.1%

Health Care	14.0%

Financials	8.7%

Industrials	6.0%

Consumer Staples	3.6%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	(0.9)%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	7.4%

Meta Platforms, Inc., Class A	7.4%

Amazon.com, Inc.	6.4%

Netflix, Inc.	5.5%

Tesla, Inc.	5.0%

Alphabet, Inc., Class A	5.0%

Oracle Corp.	4.5%

Boeing Co. (The)	4.4%

Visa, Inc., Class A	3.6%

Microsoft Corp.	3.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Loomis Sayles Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146466_B A076-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Loomis Sayles Growth Portfolio (Class IB)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.80%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$807,004,958

Total number of portfolio holdings	48

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	28.2%

Communication Services	21.1%

Consumer Discretionary	16.1%

Health Care	14.0%

Financials	8.7%

Industrials	6.0%

Consumer Staples	3.6%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	(0.9)%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	7.4%

Meta Platforms, Inc., Class A	7.4%

Amazon.com, Inc.	6.4%

Netflix, Inc.	5.5%

Tesla, Inc.	5.0%

Alphabet, Inc., Class A	5.0%

Oracle Corp.	4.5%

Boeing Co. (The)	4.4%

Visa, Inc., Class A	3.6%

Microsoft Corp.	3.3%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Loomis Sayles Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146466_K A076-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Loomis Sayles Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.10%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,307,995,464

Total number of portfolio holdings	87

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	17.1%

France	11.8%

Germany	10.0%

Japan	9.9%

United Kingdom	6.6%

Canada	6.5%

Taiwan	6.4%

Netherlands	5.2%

China	3.5%

India	3.5%

Other	17.8%

Cash and Other Assets Less Liabilities	1.7%

Top 10 Sectors (as a % of Net Assets)

Industrials	18.8%

Information Technology	18.4%

Consumer Staples	13.1%

Materials	11.9%

Health Care	11.3%

Consumer Discretionary	11.0%

Financials	9.5%

Communication Services	2.6%

Energy	1.3%

Utilities	0.4%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/MFS International Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146454_B A077-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/MFS International Growth Portfolio (Class IB)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$44	0.85%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,307,995,464

Total number of portfolio holdings	87

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	17.1%

France	11.8%

Germany	10.0%

Japan	9.9%

United Kingdom	6.6%

Canada	6.5%

Taiwan	6.4%

Netherlands	5.2%

China	3.5%

India	3.5%

Other	17.8%

Cash and Other Assets Less Liabilities	1.7%

Top 10 Sectors (as a % of Net Assets)

Industrials	18.8%

Information Technology	18.4%

Consumer Staples	13.1%

Materials	11.9%

Health Care	11.3%

Consumer Discretionary	11.0%

Financials	9.5%

Communication Services	2.6%

Energy	1.3%

Utilities	0.4%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/MFS International Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146454_K A077-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/MFS International Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.15%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,184,044,068

Total number of portfolio holdings	93

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	16.9%

Japan	13.5%

France	12.1%

Germany	9.3%

United Kingdom	8.8%

Switzerland	5.6%

Spain	4.1%

Netherlands	3.8%

Ireland	3.8%

Canada	3.8%

Other	16.1%

Cash and Other Assets Less Liabilities	2.2%

Top Sectors (as a % of Net Assets)

Financials	21.8%

Industrials	19.9%

Information Technology	18.9%

Materials	11.2%

Consumer Staples	8.9%

Energy	6.7%

Health Care	6.5%

Consumer Discretionary	3.2%

Real Estate	0.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/MFS International Intrinsic Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158951_B A078-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/MFS International Intrinsic Value Portfolio (Class IB)

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$490,617,398

Total number of portfolio holdings	46

Portfolio turnover rate (for the six months ended June 30, 2024)	20%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	24.6%

Industrials	24.3%

Health Care	15.2%

Consumer Discretionary	10.7%

Financials	9.3%

Communication Services	6.0%

Materials	3.5%

Real Estate	2.2%

Consumer Staples	1.9%

Energy	1.9%

Cash and Other Assets Less Liabilities	0.4%

Top Ten Holdings (as a % of Net Assets)

Monolithic Power Systems, Inc.	5.3%

Cadence Design Systems, Inc.	4.9%

ASM International NV	4.0%

Verisk Analytics, Inc.	3.8%

Spotify Technology SA	3.6%

Vulcan Materials Co.	3.5%

Howmet Aerospace, Inc.	3.3%

Copart, Inc.	3.1%

Westinghouse Air Brake Technologies Corp.	2.8%

STERIS plc	2.6%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158948_B A079-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$63	1.12%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$977,990,799

Total number of portfolio holdings	49

Portfolio turnover rate (for the six months ended June 30, 2024)	27%

What
did
the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets )

Information Technology	67.2%

Communication Services	18.9%

Industrials	3.5%

Financials	2.2%

Consumer Discretionary	1.8%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	2.2%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	10.0%

Meta Platforms, Inc., Class A	9.3%

Alphabet, Inc., Class A	8.5%

NVIDIA Corp.	6.7%

Apple, Inc.	5.8%

JPMorgan Prime Money Market Fund, IM Shares	4.3%

Broadcom, Inc.	3.5%

ServiceNow, Inc.	2.9%

Salesforce, Inc.	2.9%

KLA Corp.	2.4%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/MFS Technology Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158952_B A080-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/MFS Technology Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.05%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$200,156,974

Total number of portfolio holdings	56

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Utilities		92.2%

Electric Utilities	57.6%

Multi-Utilities	23.3%

Independent Power and Renewable Electricity Producers	8.0%

Gas Utilities	2.8%

Water Utilities	0.5%

Communication Services		4.2%

Diversified Telecommunication Services	3.2%

Wireless Telecommunication Services	1.0%

Real Estate		2.5%

Specialized REITs	2.5%

Cash and Other Assets Less Liabilities		1.1%

Top Ten Holdings (as a % of Net Assets)

NextEra Energy, Inc.	12.0%

PG&E Corp.	6.8%

Constellation Energy Corp.	5.5%

DTE Energy Co.	4.8%

Sempra	4.5%

Southern Co. (The)	4.3%

Dominion Energy, Inc.	4.2%

Edison International	4.1%

PPL Corp.	3.8%

Ameren Corp.	3.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/MFS Utilities Series Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158953_B A081-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/MFS Utilities Series Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$40	0.80%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$200,156,974

Total number of portfolio holdings	56

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector & Industry Weightings (as a % of Net Assets )

Utilities		92.2%

Electric Utilities	57.6%

Multi-Utilities	23.3%

Independent Power and Renewable Electricity Producers	8.0%

Gas Utilities	2.8%

Water Utilities	0.5%

Communication Services		4.2%

Diversified Telecommunication Services	3.2%

Wireless Telecommunication Services	1.0%

Real Estate		2.5%

Specialized REITs	2.5%

Cash and Other Assets Less Liabilities		1.1%

Top Ten Holdings (as a % of Net Assets)

NextEra Energy, Inc.	12.0%

PG&E Corp.	6.8%

Constellation Energy Corp.	5.5%

DTE Energy Co.	4.8%

Sempra	4.5%

Southern Co. (The)	4.3%

Dominion Energy, Inc.	4.2%

Edison International	4.1%

PPL Corp.	3.8%

Ameren Corp.	3.8%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/MFS Utilities Series Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158953_K A081-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/MFS Utilities Series Portfolio (Class K)

EQ/MID CAP INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.65%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,433,584,355

Total number of portfolio holdings	405

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio
invest
in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	21.9%

Financials	15.8%

Consumer Discretionary	14.6%

Information Technology	9.4%

Health Care	9.1%

Real Estate	7.0%

Materials	6.5%

Energy	5.9%

Consumer Staples	4.6%

Utilities	2.5%

Other	1.6%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.7%

Williams-Sonoma, Inc.	0.7%

EMCOR Group, Inc.	0.6%

Lennox International, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.6%

Burlington Stores, Inc.	0.6%

Manhattan Associates, Inc.	0.6%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Mid Cap Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146463_B A082-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Mid Cap Index Portfolio (Class IB)

EQ/MID CAP INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.40%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,433,584,355

Total number of portfolio holdings	405

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	21.9%

Financials	15.8%

Consumer Discretionary	14.6%

Information Technology	9.4%

Health Care	9.1%

Real Estate	7.0%

Materials	6.5%

Energy	5.9%

Consumer Staples	4.6%

Utilities	2.5%

Other	1.6%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.7%

Williams-Sonoma, Inc.	0.7%

EMCOR Group, Inc.	0.6%

Lennox International, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.6%

Burlington Stores, Inc.	0.6%

Manhattan Associates, Inc.	0.6%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Mid Cap Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146463_K A082-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Mid Cap Index Portfolio (Class K)

EQ/MID CAP VALUE MANAGED VOLATILITY
PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$48	0.95%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,602,305,145

Total number of portfolio holdings	788

Portfolio turnover rate (for the six months ended June 30, 2024)	23%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	14.4%

Financials	14.3%

Real Estate	8.0%

Consumer Discretionary	8.0%

Information Technology	7.0%

Health Care	6.6%

Materials	5.1%

Energy	4.7%

Consumer Staples	4.5%

Utilities	4.1%

Other	2.0%

Exchange Traded Funds	10.4%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	4.8%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	3.8%

iShares Russell Mid-Cap Value ETF	3.5%

Vanguard Mid-Cap Value ETF	1.6%

iShares Morningstar Mid-Cap Value ETF	1.6%

iShares S&P Mid-Cap 400 Value ETF	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.8%

Red Rock Resorts, Inc., Class A	0.8%

WESCO International, Inc.	0.8%

Goldman Sachs Financial Square Government Fund	0.7%

SPDR S&P 400 Mid Cap Value ETF	0.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146464_B A083-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$35	0.70%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,602,305,145

Total number of portfolio holdings	788

Portfolio turnover rate (for the six months ended June 30, 2024)	23%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	14.4%

Financials	14.3%

Real Estate	8.0%

Consumer Discretionary	8.0%

Information Technology	7.0%

Health Care	6.6%

Materials	5.1%

Energy	4.7%

Consumer Staples	4.5%

Utilities	4.1%

Other	2.0%

Exchange Traded Funds	10.4%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	4.8%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	3.8%

iShares Russell Mid-Cap Value ETF	3.5%

Vanguard Mid-Cap Value ETF	1.6%

iShares Morningstar Mid-Cap Value ETF	1.6%

iShares S&P Mid-Cap 400 Value ETF	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.8%

Red Rock Resorts, Inc., Class A	0.8%

WESCO International, Inc.	0.8%

Goldman Sachs Financial Square Government Fund	0.7%

SPDR S&P 400 Mid Cap Value ETF	0.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146464_K A083-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

EQ/MONEY MARKET PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$34	0.68%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,226,874,101

Total number of portfolio holdings	60

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	19.4%

U.S. Treasury Obligations	36.5%

Short-Term Investments	45.1%

Cash and Other Assets Less Liabilities	(1.0)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Money Market Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146465_A A087-A Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Money Market Portfolio (Class IA)

EQ/MONEY MARKET PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.68%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$2,226,874,101

Total number of portfolio holdings	60

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	19.4%

U.S. Treasury Obligations	36.5%

Short-Term Investments	45.1%

Cash and Other Assets Less Liabilities	(1.0)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Money Market Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146465_B A087-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Money Market Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$56	1.15%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$364,548,318

Total number of portfolio holdings	1,169

Portfolio turnover rate (for the six months ended June 30, 2024)	47%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.2%

Health Care	23.7%

Consumer Discretionary	16.9%

Industrials	11.5%

Financials	6.9%

Communication Services	3.9%

Consumer Staples	3.6%

Energy	2.1%

Materials	2.1%

Real Estate	1.1%

Other	0.3%

Short-Term Investments	7.2%

Cash and Other Assets Less Liabilities	(4.5)%

Top Ten Holdings (as a % of Net Assets)

Global-e Online Ltd.	3.6%

BILL Holdings, Inc.	3.2%

Cloudflare, Inc., Class A	3.1%

agilon health, Inc.	2.8%

Chewy, Inc., Class A	2.6%

Appian Corp., Class A	2.4%

ZoomInfo Technologies, Inc., Class A	2.3%

Peloton Interactive, Inc., Class A	2.0%

Wayfair, Inc., Class A	2.0%

Oddity Tech Ltd., Class A	1.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153134_B A088-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH
PORTFOLIO
(CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$44	0.90%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$364,548,318

Total number of portfolio holdings	1,169

Portfolio turnover rate (for the six months ended June 30, 2024)	47%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.2%

Health Care	23.7%

Consumer Discretionary	16.9%

Industrials	11.5%

Financials	6.9%

Communication Services	3.9%

Consumer Staples	3.6%

Energy	2.1%

Materials	2.1%

Real Estate	1.1%

Other	0.3%

Short-Term Investments	7.2%

Cash and Other Assets Less Liabilities	(4.5)%

Top Ten Holdings (as a % of Net Assets)

Global-e Online Ltd.	3.6%

BILL Holdings, Inc.	3.2%

Cloudflare, Inc., Class A	3.1%

agilon health, Inc.	2.8%

Chewy, Inc., Class A	2.6%

Appian Corp., Class A	2.4%

ZoomInfo Technologies, Inc., Class A	2.3%

Peloton Interactive, Inc., Class A	2.0%

Wayfair, Inc., Class A	2.0%

Oddity Tech Ltd., Class A	1.9%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153134_K A088-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$127	2.56%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$107,755,810

Total number of portfolio holdings	259

Portfolio turnover rate (for the six months ended June 30, 2024)	62%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Foreign Government Securities	61.4%

U.S. Treasury Obligations	60.2%

Mortgage-Backed Securities	14.0%

Corporate Bonds	4.6%

Supranational	2.7%

Collateralized Mortgage Obligations	2.6%

Asset-Backed Securities	1.5%

Commercial Mortgage-Backed Securities	0.1%

Cash and Other Assets Less Liabilities*	(47.1)%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/PIMCO Global Real Return Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

148391_B A089-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/PIMCO Global Real Return Portfolio (Class IB)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$115	2.31%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$107,755,810

Total number of portfolio holdings	259

Portfolio turnover rate (for the six months ended June 30, 2024)	62%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Foreign Government Securities	61.4%

U.S. Treasury Obligations	60.2%

Mortgage-Backed Securities	14.0%

Corporate Bonds	4.6%

Supranational	2.7%

Collateralized Mortgage Obligations	2.6%

Asset-Backed Securities	1.5%

Commercial Mortgage-Backed Securities	0.1%

Cash and Other Assets Less Liabilities*	(47.1)%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/PIMCO Global Real Return Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

148391_K A089-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/PIMCO Global Real Return Portfolio (Class K)

EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$144	2.89%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$78,300,734

Total number of portfolio holdings	314

Portfolio turnover rate (for the six months ended June 30, 2024)	60%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	107.9%

Mortgage-Backed Securities	14.2%

Foreign Government Securities	5.9%

Asset-Backed Securities	5.8%

Collateralized Mortgage Obligations	4.2%

Commercial Mortgage-Backed Securities	1.0%

Corporate Bonds	0.0	% #

Short-Term Investments	58.0%

Cash and Other Assets Less Liabilities*	(97.0)%

#	Less than 0.05%
*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/PIMCO Real Return Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158954_B A090-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/PIMCO Real Return Portfolio (Class IB)

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$40	0.80%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$254,347,997

Total number of portfolio holdings	680

Portfolio turnover rate (for the six months ended June 30, 2024)	194%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	51.3%

Corporate Bonds	28.4%

U.S. Treasury Obligations	21.3%

Asset-Backed Securities	12.6%

Commercial Mortgage-Backed Securities	7.5%

Collateralized Mortgage Obligations	3.6%

Foreign Government Securities	2.9%

Municipal Bonds	1.0%

Supranational	0.2%

Options Purchased	0.0%#

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities*	(33.8)%

#	Less than 0.05%
*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/PIMCO Total Return ESG Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158955_B A091-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/PIMCO Total Return ESG Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$41	0.80%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$820,114,738

Total number of portfolio holdings	418

Portfolio turnover rate (for the six months ended June 30, 2024)	39%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	40.3%

Asset-Backed Securities	29.5%

Collateralized Mortgage Obligations	11.2%

U.S. Government Agency Securities	8.0%

Commercial Mortgage-Backed Securities	3.5%

U.S. Treasury Obligations	2.9%

Mortgage-Backed Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(0.7)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146470_B A092-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$28	0.55%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$820,114,738

Total number of portfolio holdings	418

Portfolio turnover rate (for the six months ended June 30, 2024)	39%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	40.3%

Asset-Backed Securities	29.5%

Collateralized Mortgage Obligations	11.2%

U.S. Government Agency Securities	8.0%

Commercial Mortgage-Backed Securities	3.5%

U.S. Treasury Obligations	2.9%

Mortgage-Backed Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(0.7)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146470_K A092-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

EQ/QUALITY BOND PLUS PORTFOLIO
(CLASS IA)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This
semi-annual shareholder repor
t contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$42	0.84%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,148,760,608

Total number of portfolio holdings	923

Portfolio turnover rate (for the six months ended June 30, 2024)	104%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	48.9%

U.S. Treasury Obligations	28.6%

Mortgage-Backed Securities	11.3%

Corporate Bonds	10.7%

Asset-Backed Securities	2.9%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.3%

Foreign Government Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	(8.0)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Quality Bond PLUS Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146471_A A093-A
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Quality Bond PLUS Portfolio (Class IA)

EQ/QUALITY BOND PLUS PORTFOLIO
(CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$42	0.84%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,148,760,608

Total number of portfolio holdings	923

Portfolio turnover rate (for the six months ended June 30, 2024)	104%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	48.9%

U.S. Treasury Obligations	28.6%

Mortgage-Backed Securities	11.3%

Corporate Bonds	10.7%

Asset-Backed Securities	2.9%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.3%

Foreign Government Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	(8.0)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Quality Bond PLUS Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146471_B A093-B
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Quality Bond PLUS Portfolio (Class IB)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$30	0.59%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,148,760,608

Total number of portfolio holdings	923

Portfolio turnover rate (for the six months ended June 30, 2024)	104%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	48.9%

U.S. Treasury Obligations	28.6%

Mortgage-Backed Securities	11.3%

Corporate Bonds	10.7%

Asset-Backed Securities	2.9%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.3%

Foreign Government Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	(8.0)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Quality Bond PLUS Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146471_K A093-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Quality Bond PLUS Portfolio (Class K)

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.63%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,395,441,112

Total number of portfolio holdings	2,006

Portfolio turnover rate (for the six months ended June 30, 2024)	14%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	17.1%

Industrials	17.0%

Financials	17.0%

Information Technology	13.2%

Consumer Discretionary	9.9%

Energy	6.5%

Real Estate	6.0%

Materials	4.5%

Consumer Staples	2.7%

Utilities	2.7%

Other	2.5%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	(2.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Small Company Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144,
or scan the adjacent QR code.

146472_B A094-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Small Company Index Portfolio (Class IB)

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.38%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,395,441,112

Total number of portfolio holdings	2,006

Portfolio turnover rate (for the six months ended June 30, 2024)	14%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	17.1%

Industrials	17.0%

Financials	17.0%

Information Technology	13.2%

Consumer Discretionary	9.9%

Energy	6.5%

Real Estate	6.0%

Materials	4.5%

Consumer Staples	2.7%

Utilities	2.7%

Other	2.5%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	(2.1)%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Small Company Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146472_K A094-K
Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Small Company Index Portfolio (Class K)

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
T
his semi-annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$62	1.20%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$185,044,041

Total number of portfolio holdings	177

Portfolio turnover rate (for the six months ended June 30, 2024)	26%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Health Care		99.2%

Biotechnology	32.3%

Pharmaceuticals	22.5%

Health Care Providers & Services	17.3%

Health Care Equipment & Supplies	16.2%

Life Sciences Tools & Services	10.9%

Financials		0.3%

Insurance	0.3%

Capital Markets	0.0%#

Materials		0.0%#

Chemicals	0.0%#

Short-Term Investments		1.3%

Cash and Other Assets Less Liabilities		(0.8)%

Top Ten Holdings (as a % of Net Assets)

Eli Lilly and Co.	12.1%

UnitedHealth Group, Inc.	6.5%

Intuitive Surgical, Inc.	4.8%

Thermo Fisher Scientific, Inc.	4.4%

Merck & Co., Inc.	3.9%

Elevance Health, Inc.	3.8%

Stryker Corp.	3.6%

Danaher Corp.	3.4%

Regeneron Pharmaceuticals, Inc.	3.2%

Vertex Pharmaceuticals, Inc.	2.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158956_B A096-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.92%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,567,148,676

Total number of portfolio holdings	42

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.0%

Financials	16.1%

Industrials	12.0%

Health Care	11.3%

Materials	10.8%

Consumer Discretionary	9.3%

Consumer Staples	6.0%

Utilities	5.9%

Energy	4.3%

Real Estate	1.6%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.9%

Parker-Hannifin Corp.	3.7%

Martin Marietta Materials, Inc.	3.3%

Lennar Corp., Class A	3.3%

Adobe, Inc.	3.2%

Ameriprise Financial, Inc.	3.2%

QUALCOMM, Inc.	3.2%

Corteva, Inc.	2.9%

Microchip Technology, Inc.	2.8%

Amgen, Inc.	2.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Value Equity Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146434_B A098-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Value Equity Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$34	0.67%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,567,148,676

Total number of portfolio holdings	42

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.0%

Financials	16.1%

Industrials	12.0%

Health Care	11.3%

Materials	10.8%

Consumer Discretionary	9.3%

Consumer Staples	6.0%

Utilities	5.9%

Energy	4.3%

Real Estate	1.6%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.9%

Parker-Hannifin Corp.	3.7%

Martin Marietta Materials, Inc.	3.3%

Lennar Corp., Class A	3.3%

Adobe, Inc.	3.2%

Ameriprise Financial, Inc.	3.2%

QUALCOMM, Inc.	3.2%

Corteva, Inc.	2.9%

Microchip Technology, Inc.	2.8%

Amgen, Inc.	2.7%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Value Equity Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146434_K A098-K Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Value Equity Portfolio (Class K)

EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$62	1.19%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$138,992,279

Total number of portfolio holdings	47

Portfolio turnover rate (for the six months ended June 30, 2024)	26%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Energy		89.2%

Oil, Gas & Consumable Fuels	84.4%

Energy Equipment & Services	4.8%

Utilities		9.0%

Electric Utilities	5.3%

Multi-Utilities	2.8%

Independent Power and Renewable Electricity Producers	0.9%

Materials		0.6%

Metals & Mining	0.6%

Short-Term Investments		2.2%

Cash and Other Assets Less Liabilities		(1.0)%

Top Ten Holdings (as a % of Net Assets)

Shell plc	9.7%

Exxon Mobil Corp.	7.2%

Targa Resources Corp.	5.0%

TotalEnergies SE	5.0%

Chevron Corp.	4.8%

Williams Cos., Inc. (The)	4.8%

Hess Corp.	4.6%

Phillips 66	4.2%

Diamondback Energy, Inc.	3.7%

Cenovus Energy, Inc.	3.6%

Semi-Annual Shareholder Report - June 30, 2024	1	EQ/Wellington Energy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158947_B A099-B Semi-Annual Shareholder Report - June 30, 2024	2	EQ/Wellington Energy Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$53	0.97%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,704,367,319

Total number of portfolio holdings	417

Portfolio turnover rate (for the six months ended June 30, 2024)	45%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	34.9%

Communication Services	9.5%

Consumer Discretionary	8.7%

Health Care	8.4%

Financials	4.8%

Industrials	3.7%

Consumer Staples	1.5%

Real Estate	0.3%

Energy	0.2%

Materials	0.2%

Other	0.0	% #

Exchange Traded Funds	7.2%

Short-Term Investments	13.7%

Cash and Other Assets Less Liabilities	6.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	13.6%

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	4.1%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.3%

Meta Platforms, Inc., Class A	2.6%

Eli Lilly and Co.	2.0%

Vanguard Russell 1000 Growth ETF	1.8%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	Multimanager Aggressive Equity Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146406_A A103-A Semi-Annual Shareholder Report - June 30, 2024	2	Multimanager Aggressive Equity Portfolio (Class IA)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$53	0.97%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,704,367,319

Total number of portfolio holdings	417

Portfolio turnover rate (for the six months ended June 30, 2024)	45%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	34.9%

Communication Services	9.5%

Consumer Discretionary	8.7%

Health Care	8.4%

Financials	4.8%

Industrials	3.7%

Consumer Staples	1.5%

Real Estate	0.3%

Energy	0.2%

Materials	0.2%

Other	0.0	% #

Exchange Traded Funds	7.2%

Short-Term Investments	13.7%

Cash and Other Assets Less Liabilities	6.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	13.6%

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	4.1%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.3%

Meta Platforms, Inc., Class A	2.6%

Eli Lilly and Co.	2.0%

Vanguard Russell 1000 Growth ETF	1.8%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	Multimanager A ggr essive Equity Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146406_B A103-B Semi-Annual Shareholder Report - June 30, 2024	2	Multimanager Aggressive Equity Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.72%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,704,367,319

Total number of portfolio holdings	417

Portfolio turnover rate (for the six months ended June 30, 2024)	45%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	34.9%

Communication Services	9.5%

Consumer Discretionary	8.7%

Health Care	8.4%

Financials	4.8%

Industrials	3.7%

Consumer Staples	1.5%

Real Estate	0.3%

Energy	0.2%

Materials	0.2%

Other	0.0	% #

Exchange Traded Funds	7.2%

Short-Term Investments	13.7%

Cash and Other Assets Less Liabilities	6.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	13.6%

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	4.1%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.3%

Meta Platforms, Inc., Class A	2.6%

Eli Lilly and Co.	2.0%

Vanguard Russell 1000 Growth ETF	1.8%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	Multimanager Aggressive Equity Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146406_K A103-K Semi-Annual Shareholder Report - June 30, 2024	2	Multimanager Aggressive Equity Portfolio (Class K)

MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.89%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$841,403,438

Total number of portfolio holdings	3,151

Portfolio turnover rate (for the six months ended June 30, 2024)	170%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	34.2%

Mortgage-Backed Securities	25.8%

Corporate Bonds	24.7%

Asset-Backed Securities	8.5%

Collateralized Mortgage Obligations	8.2%

Commercial Mortgage-Backed Securities	5.6%

Foreign Government Securities	2.0%

U.S. Government Agency Securities	1.5%

Supranational	0.7%

Municipal Bonds	0.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	(13.4)%

Semi-Annual Shareholder Report - June 30, 2024	1	Multimanager Core Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146407_B A104-B Semi-Annual Shareholder Report - June 30, 2024	2	Multimanager Core Bond Portfolio (Class IB)

MULTIMANAGER CORE BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.64%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$841,403,438

Total number of portfolio holdings	3,151

Portfolio turnover rate (for the six months ended June 30, 2024)	170%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	34.2%

Mortgage-Backed Securities	25.8%

Corporate Bonds	24.7%

Asset-Backed Securities	8.5%

Collateralized Mortgage Obligations	8.2%

Commercial Mortgage-Backed Securities	5.6%

Foreign Government Securities	2.0%

U.S. Government Agency Securities	1.5%

Supranational	0.7%

Municipal Bonds	0.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	(13.4)%

Semi-Annual Shareholder Report - June 30, 2024	1	Multimanager Core Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146407_K A104-K Semi-Annual Shareholder Report - June 30, 2024	2	Multimanager Core Bond Portfolio (Class K)

MULTIMANAGER TECHNOLOGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$64	1.18%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,866,006,076

Total number of portfolio holdings	364

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks			68.7%

Information Technology	49.4%

Communication Services	11.2%

Financials	3.0%

Consumer Discretionary	2.5%

Industrials	1.7%

Energy	0.4%

Health Care	0.3%

Real Estate	0.2%

Consumer Staples	0.0	% #

Exchange Traded Funds			30.9%

Short-Term Investments			2.8%

Cash and Other Assets Less Liabilities			(2.4)%

Top Ten Holdings (as a % of Net Assets)

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.3%

iShares Expanded Tech Sector ETF	10.2%

Microsoft Corp.	6.0%

Alphabet, Inc., Class A	4.7%

NVIDIA Corp.	3.9%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.8%

Texas Instruments, Inc.	1.9%

Advanced Micro Devices, Inc.	1.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	Multimanager Technology Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146416_B A105-B Semi-Annual Shareholder Report - June 30, 2024	2	Multimanager Technology Portfolio (Class IB)

MULTIMANAGER TECHNOLOGY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2024
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	0.93%

*	Annualized

Portfolio Statistics
(as of June 30, 2024)

Net Assets	$1,866,006,076

Total number of portfolio holdings	364

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)
Common Stocks			68.7%

Information Technology	49.4%

Communication Services	11.2%

Financials	3.0%

Consumer Discretionary	2.5%

Industrials	1.7%

Energy	0.4%

Health Care	0.3%

Real Estate	0.2%

Consumer Staples	0.0	% #

Exchange Traded Funds			30.9%

Short-Term Investments			2.8%

Cash and Other Assets Less Liabilities			(2.4)%

Top Ten Holdings (as a % of Net Assets)

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.3%

iShares Expanded Tech Sector ETF	10.2%

Microsoft Corp.	6.0%

Alphabet, Inc., Class A	4.7%

NVIDIA Corp.	3.9%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.8%

Texas Instruments, Inc.	1.9%

Advanced Micro Devices, Inc.	1.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2024	1	Multimanager Technology Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146416_K A105-K Semi-Annual Shareholder Report - June 30, 2024	2	Multimanager Technology Portfolio (Class K)

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EQ Advisors Trust

Semi-Annual Report

June 30, 2024

EQ Advisors Trust Semi-Annual Report

June 30, 2024

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.4%)
Invesco DB Precious Metals Fund‡	354,690	$20,323,312
iShares Gold Trust*	296,500	13,025,245

Total Commodity		33,348,557

Equity (3.5%)
iShares China Large-Cap ETF	67,185	1,746,138
iShares MSCI EAFE Small-Cap ETF (x)	106,370	6,556,647
SPDR S&P Emerging Asia Pacific ETF (x)	15,550	1,732,295
SPDR S&P Emerging Markets SmallCap ETF (x)	37,945	2,197,774
Vanguard Global ex-U.S. Real Estate ETF	91,000	3,691,870

Total Equity		15,924,724

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF (x)	100,960	8,932,941

Total Exchange Traded Funds (12.9%) (Cost $45,129,218)		58,206,222

INVESTMENT COMPANIES:
Alternatives (13.5%)
1290 VT Convertible Securities Portfolio‡	1,442,679	13,186,824
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,949,235	24,614,686
1290 VT Natural Resources Portfolio‡	699,294	7,133,018
1290 VT Real Estate Portfolio‡	2,900,085	16,242,712

Total Alternatives		61,177,240

Equity (53.4%)
1290 Avantis U.S. Large Cap Growth Fund‡	566,868	9,716,116
1290 VT Equity Income Portfolio‡	1,895,486	9,632,094
1290 VT GAMCO Small Company Value Portfolio‡	383,630	27,246,944
1290 VT SmartBeta Equity ESG Portfolio‡	600,125	11,307,476
EQ/AB Small Cap Growth Portfolio‡	1,683,895	29,487,840
EQ/Emerging Markets Equity PLUS Portfolio‡	1,073,500	9,947,301
EQ/International Equity Index Portfolio‡	1,022,197	11,624,768
EQ/Invesco Comstock Portfolio‡	801,629	17,451,641
EQ/Janus Enterprise Portfolio‡	208,954	4,661,125
EQ/JPMorgan Growth Stock Portfolio*‡	275,787	20,471,899
EQ/JPMorgan Value Opportunities Portfolio‡	827,378	16,746,071
EQ/Loomis Sayles Growth Portfolio*‡	1,711,583	20,757,346
EQ/MFS International Growth Portfolio‡	4,660,704	36,057,460
EQ/Value Equity Portfolio‡	680,457	15,767,064

Total Equity		240,875,145

Fixed Income (20.0%)
1290 Diversified Bond Fund‡	923,435	7,784,561
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,167,215	10,128,998
1290 VT High Yield Bond Portfolio‡	1,530,281	13,737,433
EQ/Core Plus Bond Portfolio‡	5,978,783	20,710,168
EQ/Intermediate Government Bond Portfolio‡	459,356	4,387,428
EQ/PIMCO Global Real Return Portfolio‡	2,218,151	16,578,557
EQ/PIMCO Ultra Short Bond Portfolio‡	821,695	8,250,494
Multimanager Core Bond Portfolio‡	1,004,047	8,502,273

Total Fixed Income		90,079,912

Total Investment Companies (86.9%) (Cost $388,988,613)		392,132,297

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	4,032,861	4,032,861

Total Short-Term Investments (0.9%) (Cost $4,032,861)		4,032,861

Total Investments in Securities (100.7%) (Cost $438,150,692)		454,371,380
Other Assets Less Liabilities (-0.7%)		(3,260,499)

Net Assets (100%)		$451,110,881

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $8,320,027. This was collateralized by $4,520,883 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.479%, maturing 10/15/24 - 2/15/54 and by cash of $4,032,861 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund	354,690	18,530,951	—	(906,019)	95,667	2,602,713	20,323,312	—	—
Equity
iShares International Developed Property ETF	—	4,033,241	—	(3,671,360)	(1,234,854)	872,973	—	94,142	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,442,679	13,153,121	641,321	(707,812)	(1,862)	102,056	13,186,824	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,949,235	24,488,777	663,119	(1,099,089)	(143)	562,022	24,614,686	—	—
1290 VT Natural Resources Portfolio	699,294	7,203,014	23,612	(404,464)	(3,599)	314,455	7,133,018	—	—
1290 VT Real Estate Portfolio	2,900,085	17,118,959	653,129	(910,044)	(6,176)	(613,156)	16,242,712	—	—
Equity
1290 Avantis U.S. Large Cap Growth Fund	566,868	—	9,082,042	(67,269)	2,048	699,295	9,716,116	—	—
1290 VT Equity Income Portfolio	1,895,486	9,489,848	23,839	(411,938)	14,139	516,206	9,632,094	—	—
1290 VT GAMCO Small Company Value Portfolio	383,630	27,653,347	1,388,321	(2,309,265)	141,731	372,810	27,246,944	—	—
1290 VT SmartBeta Equity ESG Portfolio	600,125	10,814,160	32,695	(563,612)	3,694	1,020,539	11,307,476	—	—
EQ/AB Small Cap Growth Portfolio	1,683,895	27,101,539	3,716,473	(2,569,999)	(16,300)	1,256,127	29,487,840	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,073,500	9,867,717	26,791	(462,496)	(273)	515,562	9,947,301	—	—
EQ/International Equity Index Portfolio	1,022,197	12,045,465	32,694	(1,163,612)	125,932	584,289	11,624,768	—	—
EQ/Invesco Comstock Portfolio	801,629	18,505,411	55,625	(2,645,653)	331,476	1,204,782	17,451,641	—	—
EQ/Janus Enterprise Portfolio	208,954	4,531,797	6,357	(116,065)	(1)	239,037	4,661,125	—	—
EQ/JPMorgan Growth Stock Portfolio*	275,787	24,051,564	66,978	(8,922,936)	(348,777)	5,625,070	20,471,899	—	—
EQ/JPMorgan Value Opportunities Portfolio	827,378	16,650,217	58,350	(988,737)	(1,222)	1,027,463	16,746,071	—	—
EQ/Loomis Sayles Growth Portfolio*	1,711,583	26,117,726	66,978	(9,322,936)	63,257	3,832,321	20,757,346	—	—
EQ/MFS International Growth Portfolio	4,660,704	35,495,252	98,083	(1,690,836)	(21,863)	2,176,824	36,057,460	—	—
EQ/Value Equity Portfolio	680,457	16,634,993	55,626	(1,845,653)	43,398	878,700	15,767,064	—	—
Fixed Income
1290 Diversified Bond Fund	923,435	7,483,469	801,642	(59,795)	(17)	(440,738)	7,784,561	196,829	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,167,215	9,956,319	632,240	(548,663)	(205)	89,307	10,128,998	—	—
1290 VT High Yield Bond Portfolio	1,530,281	13,971,551	38,597	(664,728)	8,162	383,851	13,737,433	—	—
EQ/Core Plus Bond Portfolio	5,978,783	22,143,105	69,702	(1,176,020)	(2,263)	(324,356)	20,710,168	—	—
EQ/Intermediate Government Bond Portfolio	459,356	4,001,216	614,759	(252,790)	141	24,102	4,387,428	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Global Real Return Portfolio	2,218,151	15,931,338	1,655,852	(953,127)	(3,699)	(51,807)	16,578,557	—	—
EQ/PIMCO Ultra Short Bond Portfolio	821,695	7,760,569	782,015	(541,189)	119	248,980	8,250,494	—	—
Multimanager Core Bond Portfolio	1,004,047	8,287,592	752,594	(404,464)	1,305	(134,754)	8,502,273	153,774	—

Total		413,022,258	22,039,434	(45,380,571)	(810,185)	23,584,673	412,455,609	444,745	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$58,206,222	$—	$—	$58,206,222
Investment Companies
Investment Companies	17,500,677	374,631,620	—	392,132,297
Short-Term Investments
Investment Companies	4,032,861	—	—	4,032,861

Total Assets	$79,739,760	$374,631,620	$—	$454,371,380

Total Liabilities	$—	$—	$—	$—

Total	$79,739,760	$374,631,620	$—	$454,371,380

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,735,672
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,604,121

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,471,099
Aggregate gross unrealized depreciation	(36,563,879)

Net unrealized appreciation	$13,907,220

Federal income tax cost of investments in securities and derivative instruments, if applicable	$440,464,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $404,898,585)	$412,455,609
Unaffiliated Issuers (Cost $33,252,107)	41,915,771
Cash	783,099
Receivable for Portfolio shares sold	519,314
Receivable for securities sold	241,241
Dividends, interest and other receivables	71,798
Securities lending income receivable	2,508
Other assets	5,142

Total assets	455,994,482

LIABILITIES
Payable for return of collateral on securities loaned	4,032,861
Payable for Portfolio shares repurchased	531,703
Distribution fees payable – Class IB	91,997
Administrative fees payable	46,744
Investment management fees payable	37,006
Trustees’ fees payable	62
Accrued expenses	143,228

Total liabilities	4,883,601

Commitments and contingent liabilities^
NET ASSETS	$451,110,881

Net assets were comprised of:
Paid in capital	$430,773,550
Total distributable earnings (loss)	20,337,331

Net assets	$451,110,881

Class IB
Net asset value, offering and redemption price per share, $448,099,895 / 23,956,654 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.70

Class K
Net asset value, offering and redemption price per share, $3,010,986 / 161,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.60

(x)	Includes value of securities on loan of $8,320,027.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($444,745 of dividend income received from affiliates)	$758,927
Interest	30,405
Securities lending (net)	17,496

Total income	806,828

EXPENSES
Distribution fees – Class IB (a)	491,071
Administrative fees	282,296
Investment management fees	222,947
Custodian fees	84,337
Distribution fees – Class IA (a)	63,212
Professional fees	27,469
Printing and mailing expenses	25,341
Trustees’ fees	7,423
Miscellaneous	3,800

Total expenses	1,207,896

NET INVESTMENT INCOME (LOSS)	(401,068)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(810,185) realized gain (loss) from affiliates)	(830,480)
Net change in unrealized appreciation (depreciation) on investments in securities ($23,584,673 of change in unrealized appreciation (depreciation) from affiliates)	25,321,939

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,491,459

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,090,391

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(401,068)	$5,143,410
Net realized gain (loss)	(830,480)	14,225,706
Net change in unrealized appreciation (depreciation)	25,321,939	38,805,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,090,391	58,174,174

Distributions to shareholders:
Class IA	—	(1,885,212)
Class IB	—	(13,417,614)
Class K	—	(94,429)

Total distributions to shareholders	—	(15,397,255)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 24,472 and 41,470 shares, respectively ]	438,250	702,648
Capital shares issued in reinvestment of dividends and distributions [ 0 and 111,278 shares, respectively ]	—	1,885,212
Capital shares repurchased in connection with share class combination (Note 1) [ (2,864,057) and 0 shares, respectively ]	(53,276,033)	—
Capital shares repurchased [ (218,369) and (662,210) shares, respectively ]	(3,957,507)	(11,241,794)

Total Class IA transactions	(56,795,290)	(8,653,934)

Class IB
Capital shares sold [ 461,171 and 1,075,979 shares, respectively ]	8,342,670	18,207,007
Capital shares issued in connection with share class combination (Note 1) [ 2,852,201 and 0 shares, respectively ]	53,276,033	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 788,267 shares, respectively ]	—	13,417,614
Capital shares repurchased [ (1,415,844) and (2,991,266) shares, respectively ]	(25,687,188)	(50,904,173)

Total Class IB transactions	35,931,515	(19,279,552)

Class K
Capital shares sold [ 30,696 and 18,419 shares, respectively ]	567,813	311,543
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,582 shares, respectively ]	—	94,429
Capital shares repurchased [ (8,931) and (29,777) shares, respectively ]	(159,086)	(490,183)

Total Class K transactions	408,727	(84,211)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,455,048)	(28,017,697)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,635,343	14,759,222
NET ASSETS:
Beginning of period	447,475,538	432,716,316

End of period	$451,110,881	$447,475,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$17.73		$16.10		$20.69		$22.38		$20.92		$18.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.20		0.22		0.26		0.20		0.34
Net realized and unrealized gain (loss)	0.99		2.04		(3.25)		2.09		2.32		3.18

Total from investment operations	0.97		2.24		(3.03)		2.35		2.52		3.52

Less distributions:
Dividends from net investment income	—		(0.28)		(0.23)		(0.85)		(0.32)		(0.35)
Distributions from net realized gains	—		(0.33)		(1.33)		(3.19)		(0.74)		(0.80)

Total dividends and distributions	—		(0.61)		(1.56)		(4.04)		(1.06)		(1.15)

Net asset value, end of period	$18.70		$17.73		$16.10		$20.69		$22.38		$20.92

Total return (b)	5.47%		14.15%		(14.46)%		10.92%		12.29%		19.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$448,100		$391,027		$373,194		$454,964		$432,637		$307,078
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.55	%(j)	0.53	%(k)	0.53	%(k)	0.54	%(o)	0.55	%(n)
Before waivers (a)(f)	0.54%		0.55%		0.53%		0.53%		0.55%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.18)%		1.18%		1.23%		1.12%		0.96%		1.65%
Before waivers (a)(f)(x)	(0.18)%		1.18%		1.23%		1.12%		0.95%		1.65%
Portfolio turnover rate^	6	%(z)	10%		15%		14%		79	%(aa)	11%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$17.60		$15.99		$20.56		$22.26		$20.81		$18.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01	†	0.23		0.28		0.32		0.15		0.39
Net realized and unrealized gain (loss)	0.99		2.04		(3.25)		2.07		2.41		3.16

Total from investment operations	1.00		2.27		(2.97)		2.39		2.56		3.55

Less distributions:
Dividends from net investment income	—		(0.33)		(0.27)		(0.90)		(0.37)		(0.40)
Distributions from net realized gains	—		(0.33)		(1.33)		(3.19)		(0.74)		(0.80)

Total dividends and distributions	—		(0.66)		(1.60)		(4.09)		(1.11)		(1.20)

Net asset value, end of period	$18.60		$17.60		$15.99		$20.56		$22.26		$20.81

Total return (b)	5.68%		14.39%		(14.24)%		11.21%		12.55%		19.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,011		$2,467		$2,332		$2,530		$2,201		$2,993
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(j)	0.30	%(j)	0.28	%(k)	0.28	%(k)	0.30	%(o)	0.30	%(n)
Before waivers (a)(f)	0.29%		0.30%		0.28%		0.28%		0.30%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.07%		1.37%		1.57%		1.37%		0.74%		1.90%
Before waivers (a)(f)(x)	0.07%		1.37%		1.57%		1.37%		0.74%		1.90%
Portfolio turnover rate^	6	%(z)	10%		15%		14%		79	%(aa)	11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class IB and 0.99% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB and 0.96% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.26% for Class IB and 1.01% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB and 1.00% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

The portfolio turnover rate calculation includes purchases and sales made as a result of implementing a tax planning strategy. Excluding such transactions, the portfolio turnover rate would have been 19%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.6%)
EQ/2000 Managed Volatility Portfolio‡	2,198,489	$43,150,611
EQ/400 Managed Volatility Portfolio‡	311,540	7,558,323
EQ/500 Managed Volatility Portfolio‡	3,955,257	134,181,964
EQ/International Managed Volatility Portfolio‡	1,867,332	27,700,666

Total Equity		212,591,564

Fixed Income (89.6%)
EQ/Intermediate Corporate Bond Portfolio‡	19,776,801	202,877,284
EQ/Intermediate Government Bond Portfolio‡	139,479,664	1,332,207,282
EQ/Long-Term Bond Portfolio‡	39,470,034	271,814,428

Total Fixed Income		1,806,898,994

Total Investments in Securities (100.2%) (Cost $2,008,758,232)		2,019,490,558
Other Assets Less Liabilities (-0.2%)		(3,575,857)

Net Assets (100%)		$2,015,914,701

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,198,489	50,392,197	4,037,376	(11,945,342)	874,272	(207,892)	43,150,611	—	—
EQ/400 Managed Volatility Portfolio	311,540	7,769,267	403,737	(1,049,534)	14,286	420,567	7,558,323	—	—
EQ/500 Managed Volatility Portfolio	3,955,257	150,807,206	10,093,435	(46,588,354)	4,414,643	15,455,034	134,181,964	—	—
EQ/International Managed Volatility Portfolio	1,867,332	32,930,191	2,422,424	(9,197,205)	1,520,174	25,082	27,700,666	—	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	19,776,801	246,418,660	14,534,549	(58,783,230)	1,268,620	(561,315)	202,877,284	—	—
EQ/Intermediate Government Bond Portfolio	139,479,664	1,438,616,874	167,901,637	(281,275,157)	1,960,368	5,003,560	1,332,207,282	—	—
EQ/Long-Term Bond Portfolio	39,470,034	331,530,197	21,801,821	(70,674,845)	772,358	(11,615,103)	271,814,428	—	—

Total		2,258,464,592	221,194,979	(479,513,667)	10,824,721	8,519,933	2,019,490,558	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,019,490,558	$—	$2,019,490,558

Total Assets	$—	$2,019,490,558	$—	$2,019,490,558

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,019,490,558	$—	$2,019,490,558

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$221,194,979
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$479,513,667

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,698,265
Aggregate gross unrealized depreciation	(76,594,262)

Net unrealized appreciation	$9,104,003

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,010,386,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,008,758,232)	$2,019,490,558
Receivable for securities sold	3,180,852
Receivable for Portfolio shares sold	3,221
Other assets	28,217

Total assets	2,022,702,848

LIABILITIES
Overdraft payable	3,085,685
Payable for Portfolio shares repurchased	2,906,586
Distribution fees payable – Class IB	419,168
Administrative fees payable	211,781
Investment management fees payable	106,509
Accrued expenses	58,418

Total liabilities	6,788,147

Commitments and contingent liabilities^
NET ASSETS	$2,015,914,701

Net assets were comprised of:
Paid in capital	$1,989,456,199
Total distributable earnings (loss)	26,458,502

Net assets	$2,015,914,701

Class IB
Net asset value, offering and redemption price per share, $2,015,914,701 / 222,521,672 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.06

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$30,455

Total income	30,455

EXPENSES
Distribution fees – Class IB	2,603,776
Administrative fees	1,318,986
Investment management fees	999,506
Custodian fees	203,568
Printing and mailing expenses	98,368
Professional fees	54,873
Trustees’ fees	37,445
Miscellaneous	21,162

Gross expenses	5,337,684
Less: Waiver from investment manager	(54,712)

Net expenses	5,282,972

NET INVESTMENT INCOME (LOSS)	(5,252,517)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	10,824,721
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	8,519,933

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,344,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,092,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,252,517)	$52,207,880
Net realized gain (loss)	10,824,721	18,013,616
Net change in unrealized appreciation (depreciation)	8,519,933	113,345,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,092,137	183,566,657

Distributions to shareholders:
Class IB	—	(64,115,558)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 20,034,801 and 131,074,181 shares, respectively ]	177,702,916	1,142,435,934
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,167,963 shares, respectively ]	—	64,115,558
Capital shares repurchased [ (48,101,624) and (169,249,232) shares, respectively ]	(432,088,264)	(1,507,076,105)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(254,385,348)	(300,524,613)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(240,293,211)	(181,073,514)
NET ASSETS:
Beginning of period	2,256,207,912	2,437,281,426

End of period	$2,015,914,701	$2,256,207,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$9.00		$8.66		$9.68		$10.06		$9.96		$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.19		0.11		0.05		0.05		0.09
Net realized and unrealized gain (loss)	0.08		0.40		(0.99)		(0.05)		0.51		0.49

Total from investment operations	0.06		0.59		(0.88)		—	#	0.56		0.58

Less distributions:
Dividends from net investment income	—		(0.21)		(0.08)		(0.07)		(0.10)		(0.12)
Distributions from net realized gains	—		(0.04)		(0.06)		(0.31)		(0.36)		(0.17)

Total dividends and distributions	—		(0.25)		(0.14)		(0.38)		(0.46)		(0.29)

Net asset value, end of period	$9.06		$9.00		$8.66		$9.68		$10.06		$9.96

Total return (b)	0.67%		6.80%		(9.09)%		0.02%		5.68%		6.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,015,915		$2,256,208		$2,437,281		$932,729		$1,015,869		$469,971
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.51	%(j)	0.49	%(k)	0.49	%(o)	0.51	%(jj)	0.51	%(jj)
Before waivers (a)(f)	0.51%		0.52%		0.49%		0.49%		0.51%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		2.14%		1.18%		0.49%		0.48%		0.90%
Before waivers (a)(f)(x)	(0.51)%		2.14%		1.18%		0.49%		0.48%		0.88%
Portfolio turnover rate^	11	%(z)	74%		60%		26%		175%		107%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.92% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.91% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.5%)
EQ/2000 Managed Volatility Portfolio‡	1,194,436	$23,443,659
EQ/400 Managed Volatility Portfolio‡	244,076	5,921,558
EQ/500 Managed Volatility Portfolio‡	2,213,262	75,084,861
EQ/International Managed Volatility Portfolio‡	1,076,224	15,965,093

Total Equity		120,415,171

Fixed Income (79.5%)
EQ/AB Short Duration Government Bond Portfolio‡	4,102,217	40,901,618
EQ/Core Bond Index Portfolio‡	19,626,805	181,387,044
EQ/Intermediate Corporate Bond Portfolio‡	8,855,697	90,844,810
EQ/Intermediate Government Bond Portfolio‡	10,796,408	103,119,362
EQ/Long-Term Bond Portfolio‡	7,164,086	49,336,213

Total Fixed Income		465,589,047

Total Investments in Securities (100.0%) (Cost $570,374,886)		586,004,218
Other Assets Less Liabilities (0.0%)†		(272,770)

Net Assets (100%)		$585,731,448

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,194,436	25,887,856	868,191	(3,618,195)	207,605	98,202	23,443,659	—	—
EQ/400 Managed Volatility Portfolio	244,076	5,974,769	192,931	(581,821)	(267)	335,946	5,921,558	—	—
EQ/500 Managed Volatility Portfolio	2,213,262	79,714,391	2,315,175	(17,581,853)	5,798,794	4,838,354	75,084,861	—	—
EQ/International Managed Volatility Portfolio	1,076,224	17,722,194	578,795	(3,155,463)	394,032	425,535	15,965,093	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,102,217	38,949,405	5,280,519	(4,072,747)	(423)	744,864	40,901,618	—	—
EQ/Core Bond Index Portfolio	19,626,805	187,017,944	11,464,405	(17,745,543)	(28,256)	678,494	181,387,044	—	—
EQ/Intermediate Corporate Bond Portfolio	8,855,697	95,220,380	4,340,436	(9,018,227)	12,289	289,932	90,844,810	—	—
EQ/Intermediate Government Bond Portfolio	10,796,408	108,692,769	2,990,436	(9,018,227)	(94,488)	548,872	103,119,362	—	—
EQ/Long-Term Bond Portfolio	7,164,086	53,450,371	4,272,245	(6,400,032)	(164,149)	(1,822,222)	49,336,213	—	—

Total		612,630,079	32,303,133	(71,192,108)	6,125,137	6,137,977	586,004,218	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$586,004,218	$—	$586,004,218

Total Assets	$—	$586,004,218	$—	$586,004,218

Total Liabilities	$—	$—	$—	$—

Total	$—	$586,004,218	$—	$586,004,218

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,303,133
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$71,192,108

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,655,913
Aggregate gross unrealized depreciation	(51,251,382)

Net unrealized appreciation	$14,404,531

Federal income tax cost of investments in securities and derivative instruments, if applicable	$571,599,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $570,374,886)	$586,004,218
Cash	303,603
Receivable for Portfolio shares sold	369,297
Receivable for securities sold	130,656
Other assets	6,712

Total assets	586,814,486

LIABILITIES
Payable for Portfolio shares repurchased	799,519
Distribution fees payable – Class IB	120,210
Administrative fees payable	60,735
Investment management fees payable	48,083
Accrued expenses	54,491

Total liabilities	1,083,038

Commitments and contingent liabilities^
NET ASSETS	$585,731,448

Net assets were comprised of:
Paid in capital	$570,063,951
Total distributable earnings (loss)	15,667,497

Net assets	$585,731,448

Class IB
Net asset value, offering and redemption price per share, $585,731,448 / 50,460,840 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.61

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$12,047

Total income	12,047

EXPENSES
Distribution fees – Class IB	737,946
Administrative fees	373,824
Investment management fees	295,174
Custodian fees	34,908
Professional fees	31,140
Printing and mailing expenses	30,447
Trustees’ fees	9,883
Miscellaneous	4,611

Gross expenses	1,517,933
Less: Waiver from investment manager	(5,237)

Net expenses	1,512,696

NET INVESTMENT INCOME (LOSS)	(1,500,649)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	6,125,137
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	6,137,977

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,263,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,762,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,500,649)	$9,656,890
Net realized gain (loss)	6,125,137	(1,776,065)
Net change in unrealized appreciation (depreciation)	6,137,977	39,458,575

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,762,465	47,339,400

Distributions to shareholders:
Class IB	—	(11,025,781)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,569,461 and 11,610,173 shares, respectively ]	52,157,945	128,212,947
Capital shares issued in reinvestment of dividends and distributions [ 0 and 976,872 shares, respectively ]	—	11,025,781
Capital shares repurchased [ (7,899,792) and (16,479,425) shares, respectively ]	(90,075,626)	(180,887,610)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,917,681)	(41,648,882)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,155,216)	(5,335,263)
NET ASSETS:
Beginning of period	612,886,664	618,221,927

End of period	$585,731,448	$612,886,664

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.39		$10.72		$12.72		$12.95		$12.36		$11.58

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.18		0.11		0.07		0.13		0.18
Net realized and unrealized gain (loss)	0.25		0.70		(1.67)		0.25		0.77		0.86

Total from investment operations	0.22		0.88		(1.56)		0.32		0.90		1.04

Less distributions:
Dividends from net investment income	—		(0.19)		(0.12)		(0.14)		(0.19)		(0.19)
Distributions from net realized gains	—		(0.02)		(0.32)		(0.41)		(0.12)		(0.07)

Total dividends and distributions	—		(0.21)		(0.44)		(0.55)		(0.31)		(0.26)

Net asset value, end of period	$11.61		$11.39		$10.72		$12.72		$12.95		$12.36

Total return (b)	1.93%		8.23%		(12.26)%		2.50%		7.26%		8.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$585,731		$612,887		$618,222		$837,813		$908,213		$761,618
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.52	%(j)	0.50	%(k)	0.50	%(j)	0.49	%(j)	0.48	%(j)
Before waivers (a)(f)	0.51%		0.52%		0.50%		0.50%		0.50%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		1.59%		0.91%		0.56%		1.00%		1.48%
Before waivers (a)(f)(x)	(0.51)%		1.59%		0.91%		0.56%		0.99%		1.46%
Portfolio turnover rate^	5	%(z)	30%		17%		27%		23%		17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.6%)
EQ/2000 Managed Volatility Portfolio‡	5,202,325	$102,108,067
EQ/400 Managed Volatility Portfolio‡	772,964	18,752,996
EQ/500 Managed Volatility Portfolio‡	8,245,637	279,732,994
EQ/International Managed Volatility Portfolio‡	4,142,060	61,444,774

Total Equity		462,038,831

Fixed Income (59.4%)
EQ/AB Short Duration Government Bond Portfolio‡	6,251,748	62,333,761
EQ/Core Bond Index Portfolio‡	26,907,950	248,677,948
EQ/Intermediate Corporate Bond Portfolio‡	12,158,214	124,723,174
EQ/Intermediate Government Bond Portfolio‡	14,285,649	136,446,027
EQ/Long-Term Bond Portfolio‡	15,024,650	103,468,791

Total Fixed Income		675,649,701

Total Investments in Securities (100.0%) (Cost $984,139,278)		1,137,688,532
Other Assets Less Liabilities (0.0%)†		176,028

Net Assets (100%)		$1,137,864,560

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,202,325	101,494,183	8,627,665	(9,281,463)	166,171	1,101,511	102,108,067	—	—
EQ/400 Managed Volatility Portfolio	772,964	18,558,352	187,944	(1,046,910)	(1,057)	1,054,667	18,752,996	—	—
EQ/500 Managed Volatility Portfolio	8,245,637	291,566,931	3,007,106	(54,650,567)	18,151,673	21,657,851	279,732,994	—	—
EQ/International Managed Volatility Portfolio	4,142,060	65,892,639	751,776	(8,287,642)	739,596	2,348,405	61,444,774	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,251,748	52,382,395	12,684,129	(3,838,672)	2,020	1,103,889	62,333,761	—	—
EQ/Core Bond Index Portfolio	26,907,950	245,848,082	16,898,865	(15,005,717)	(34,752)	971,470	248,677,948	—	—
EQ/Intermediate Corporate Bond Portfolio	12,158,214	124,286,099	7,678,258	(7,677,343)	(5,834)	441,994	124,723,174	—	—
EQ/Intermediate Government Bond Portfolio	14,285,649	142,143,576	1,378,256	(7,677,343)	(30,197)	631,735	136,446,027	—	—
EQ/Long-Term Bond Portfolio	15,024,650	108,524,597	6,315,608	(7,328,373)	(214,591)	(3,828,450)	103,468,791	—	—

Total		1,150,696,854	57,529,607	(114,794,030)	18,773,029	25,483,072	1,137,688,532	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,137,688,532	$—	$1,137,688,532

Total Assets	$—	$1,137,688,532	$—	$1,137,688,532

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,137,688,532	$—	$1,137,688,532

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$57,529,607
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$114,794,030

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$227,098,351
Aggregate gross unrealized depreciation	(76,663,987)

Net unrealized appreciation	$150,434,364

Federal income tax cost of investments in securities and derivative instruments, if applicable	$987,254,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $984,139,278)	$1,137,688,532
Cash	455,538
Receivable for Portfolio shares sold	590,685
Receivable for securities sold	352,739
Other assets	12,875

Total assets	1,139,100,369

LIABILITIES
Payable for Portfolio shares repurchased	736,721
Distribution fees payable – Class IB	233,148
Administrative fees payable	117,796
Investment management fees payable	92,413
Accrued expenses	55,731

Total liabilities	1,235,809

Commitments and contingent liabilities^
NET ASSETS	$1,137,864,560

Net assets were comprised of:
Paid in capital	$962,890,472
Total distributable earnings (loss)	174,974,088

Net assets	$1,137,864,560

Class IB
Net asset value, offering and redemption price per share, $1,137,864,560 / 80,648,018 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.11

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$19,761

Total income	19,761

EXPENSES
Distribution fees – Class IB	1,416,464
Administrative fees	717,490
Investment management fees	561,379
Printing and mailing expenses	54,668
Professional fees	40,056
Custodian fees	33,129
Trustees’ fees	18,794
Miscellaneous	7,397

Total expenses	2,849,377

NET INVESTMENT INCOME (LOSS)	(2,829,616)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	18,773,029
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	25,483,072

NET REALIZED AND UNREALIZED GAIN (LOSS)	44,256,101

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,426,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,829,616)	$16,565,383
Net realized gain (loss)	18,773,029	14,462,995
Net change in unrealized appreciation (depreciation)	25,483,072	88,387,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,426,485	119,415,535

Distributions to shareholders:
Class IB	—	(31,758,497)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,125,410 and 12,932,209 shares, respectively ]	56,981,756	170,475,014
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,395,069 shares, respectively ]	—	31,758,497
Capital shares repurchased [ (8,126,211) and (18,884,754) shares , respectively]	(111,722,558)	(245,287,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(54,740,802)	(43,053,631)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,314,317)	44,603,407
NET ASSETS:
Beginning of period	1,151,178,877	1,106,575,470

End of period	$1,137,864,560	$1,151,178,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$13.60		$12.55		$15.72		$15.67		$14.83		$13.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.20		0.12		0.09		0.13		0.20
Net realized and unrealized gain (loss)	0.54		1.24		(2.40)		1.01		1.33		1.60

Total from investment operations	0.51		1.44		(2.28)		1.10		1.46		1.80

Less distributions:
Dividends from net investment income	—		(0.21)		(0.13)		(0.25)		(0.25)		(0.22)
Distributions from net realized gains	—		(0.18)		(0.76)		(0.80)		(0.37)		(0.20)

Total dividends and distributions	—		(0.39)		(0.89)		(1.05)		(0.62)		(0.42)

Net asset value, end of period	$14.11		$13.60		$12.55		$15.72		$15.67		$14.83

Total return (b)	3.75%		11.55%		(14.46)%		7.08%		9.93%		13.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,137,865		$1,151,179		$1,106,575		$1,595,539		$1,602,539		$1,558,521
Ratio of expenses to average net assets (a)(f)	0.50	%(j)	0.50	%(j)	0.49	%(k)	0.48	%(o)	0.50	%(jj)	0.51	%(kk)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.50)%		1.49%		0.84%		0.57%		0.87%		1.38%
Portfolio turnover rate^	5	%(z)	26%		16%		22%		28%		15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.
(kk)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.6%)
EQ/2000 Managed Volatility Portfolio‡	18,733,944	$367,698,432
EQ/400 Managed Volatility Portfolio‡	2,775,049	67,325,860
EQ/500 Managed Volatility Portfolio‡	29,618,938	1,004,821,580
EQ/International Managed Volatility Portfolio‡	14,920,081	221,329,747

Total Equity		1,661,175,619

Fixed Income (49.4%)
EQ/AB Short Duration Government Bond Portfolio‡	13,253,218	132,142,719
EQ/Core Bond Index Portfolio‡	64,969,111	600,431,664
EQ/Intermediate Corporate Bond Portfolio‡	28,722,075	294,641,008
EQ/Intermediate Government Bond Portfolio‡	31,421,446	300,114,568
EQ/Long-Term Bond Portfolio‡	42,411,666	292,072,284

Total Fixed Income		1,619,402,243

Total Investments in Securities (100.0%) (Cost $2,729,794,955)		3,280,577,862
Other Assets Less Liabilities (0.0%)†		(351,132)

Net Assets (100%)		$3,280,226,730

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	18,733,944	358,911,841	29,959,155	(25,824,003)	341,128	4,310,311	367,698,432	—	—
EQ/400 Managed Volatility Portfolio	2,775,049	66,428,630	265,301	(3,149,819)	(2,816)	3,784,564	67,325,860	—	—
EQ/500 Managed Volatility Portfolio	29,618,938	1,026,430,097	3,979,509	(167,547,281)	56,053,531	85,905,724	1,004,821,580	—	—
EQ/International Managed Volatility Portfolio	14,920,081	234,680,667	994,876	(25,411,820)	(255,073)	11,321,097	221,329,747	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,253,218	117,693,371	18,380,602	(6,299,637)	(66)	2,368,449	132,142,719	—	—
EQ/Core Bond Index Portfolio	64,969,111	561,521,386	64,021,381	(27,560,914)	(41,001)	2,490,812	600,431,664	—	—
EQ/Intermediate Corporate Bond Portfolio	28,722,075	290,395,406	17,293,851	(14,174,184)	(4,598)	1,130,533	294,641,008	—	—
EQ/Intermediate Government Bond Portfolio	31,421,446	311,751,031	1,193,852	(14,174,184)	(50,078)	1,393,947	300,114,568	—	—
EQ/Long-Term Bond Portfolio	42,411,666	299,071,818	19,576,504	(15,749,094)	(227,055)	(10,599,889)	292,072,284	—	—

Total		3,266,884,247	155,665,031	(299,890,936)	55,813,972	102,105,548	3,280,577,862	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,280,577,862	$—	$3,280,577,862

Total Assets	$—	$3,280,577,862	$—	$3,280,577,862

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,280,577,862	$—	$3,280,577,862

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$155,665,031
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$299,890,936

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$738,477,767
Aggregate gross unrealized depreciation	(193,788,402)

Net unrealized appreciation	$544,689,365

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,735,888,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,729,794,955)	$3,280,577,862
Cash	784,347
Receivable for securities sold	1,041,318
Receivable for Portfolio shares sold	308,482
Dividends, interest and other receivables	172,806
Other assets	37,087

Total assets	3,282,921,902

LIABILITIES
Payable for Portfolio shares repurchased	1,309,556
Distribution fees payable – Class IB	672,015
Administrative fees payable	339,529
Investment management fees payable	252,169
Accrued expenses	121,903

Total liabilities	2,695,172

Commitments and contingent liabilities^
NET ASSETS	$3,280,226,730

Net assets were comprised of:
Paid in capital	$2,653,459,850
Total distributable earnings (loss)	626,766,880

Net assets	$3,280,226,730

Class IB
Net asset value, offering and redemption price per share, $3,280,226,730 / 201,822,774 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.25

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$36,951

Total income	36,951

EXPENSES
Distribution fees – Class IB	4,058,903
Administrative fees	2,055,873
Investment management fees	1,523,348
Printing and mailing expenses	149,447
Trustees’ fees	53,804
Custodian fees	46,968
Professional fees	28,739
Miscellaneous	21,252

Total expenses	7,938,334

NET INVESTMENT INCOME (LOSS)	(7,901,383)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($55,813,972 realized gain (loss) from affiliates)	55,958,069

Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	102,105,548
Foreign currency translations	(5,324)

Net change in unrealized appreciation (depreciation)	102,100,224

NET REALIZED AND UNREALIZED GAIN (LOSS)	158,058,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$150,156,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,901,383)	$44,911,524
Net realized gain (loss)	55,958,069	54,284,220
Net change in unrealized appreciation (depreciation)	102,100,224	287,072,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	150,156,910	386,268,237

Distributions to shareholders:
Class IB	—	(77,384,260)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,501,538 and 24,331,986 shares, respectively ]	118,589,567	362,564,917
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,113,651 shares, respectively ]	—	77,384,260
Capital shares repurchased [ (16,157,277) and (41,392,910) shares, respectively ]	(254,958,848)	(607,002,300)

Total Class IB transactions	(136,369,281)	(167,053,123)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(136,369,281)	(167,053,123)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,787,629	141,830,854
NET ASSETS:
Beginning of period	3,266,439,101	3,124,608,247

End of period	$3,280,226,730	$3,266,439,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$15.52		$14.05		$17.65		$17.07		$16.07		$14.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.21		0.13		0.12		0.14		0.21
Net realized and unrealized gain (loss)	0.77		1.63		(2.89)		1.48		1.64		2.04

Total from investment operations	0.73		1.84		(2.76)		1.60		1.78		2.25

Less distributions:
Dividends from net investment income	—		(0.23)		(0.14)		(0.32)		(0.29)		(0.24)
Distributions from net realized gains	—		(0.14)		(0.70)		(0.70)		(0.49)		(0.29)

Total dividends and distributions	—		(0.37)		(0.84)		(1.02)		(0.78)		(0.53)

Net asset value, end of period	$16.25		$15.52		$14.05		$17.65		$17.07		$16.07

Total return (b)	4.70%		13.22%		(15.57)%		9.48%		11.20%		15.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,280,227		$3,266,439		$3,124,608		$4,414,758		$3,676,850		$3,614,859
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(j)	0.49	%(j)	0.48	%(g)(k)	0.49	%(o)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		1.42%		0.82%		0.65%		0.86%		1.36%
Portfolio turnover rate^	5	%(z)	21%		13%		24%		27%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.7%)
EQ/2000 Managed Volatility Portfolio‡	37,140,722	$728,975,459
EQ/400 Managed Volatility Portfolio‡	5,782,435	140,288,489
EQ/500 Managed Volatility Portfolio‡	60,276,880	2,044,891,363
EQ/International Managed Volatility Portfolio‡	30,209,308	448,135,549

Total Equity		3,362,290,860

Fixed Income (39.3%)
EQ/AB Short Duration Government Bond Portfolio‡	14,027,172	139,859,516
EQ/Core Bond Index Portfolio‡	87,468,803	808,369,366
EQ/Intermediate Corporate Bond Portfolio‡	39,069,226	400,785,668

EQ/Intermediate Government Bond Portfolio‡	42,680,970	407,657,274
EQ/Long-Term Bond Portfolio‡	61,372,371	422,647,118

Total Fixed Income		2,179,318,942

Total Investments in Securities (100.0%) (Cost $4,196,641,971)		5,541,609,802
Other Assets Less Liabilities (0.0%)†		(495,581)

Net Assets (100%)		$5,541,114,221

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	37,140,722	723,164,348	68,356,757	(71,264,888)	213,037	8,506,205	728,975,459	—	—
EQ/400 Managed Volatility Portfolio	5,782,435	140,731,654	164,760	(8,589,401)	(27,298)	8,008,774	140,288,489	—	—
EQ/500 Managed Volatility Portfolio	60,276,880	2,087,512,088	2,372,558	(335,887,381)	127,667,341	163,226,757	2,044,891,363	—	—
EQ/International Managed Volatility Portfolio	30,209,308	476,074,277	593,140	(51,121,845)	6,374,488	16,215,489	448,135,549	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	14,027,172	144,400,362	1,464,760	(8,589,401)	(3,276)	2,587,071	139,859,516	—	—
EQ/Core Bond Index Portfolio	87,468,803	757,229,090	96,022,663	(48,100,648)	(57,678)	3,275,939	808,369,366	—	—
EQ/Intermediate Corporate Bond Portfolio	39,069,226	399,001,148	25,177,807	(24,909,264)	(8,304)	1,524,281	400,785,668	—	—
EQ/Intermediate Government Bond Portfolio	42,680,970	393,120,185	37,627,806	(24,909,264)	(39,681)	1,858,228	407,657,274	—	—
EQ/Long-Term Bond Portfolio	61,372,371	433,717,222	33,810,187	(29,203,965)	(446,468)	(15,229,858)	422,647,118	—	—

Total		5,554,950,374	265,590,438	(602,576,057)	133,672,161	189,972,886	5,541,609,802	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,541,609,802	$—	$5,541,609,802

Total Assets	$—	$5,541,609,802	$—	$5,541,609,802

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,541,609,802	$—	$5,541,609,802

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$265,590,438
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$602,576,057

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,606,059,984
Aggregate gross unrealized depreciation	(267,109,522)

Net unrealized appreciation	$1,338,950,462

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,202,659,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,196,641,971)	$5,541,609,802
Receivable for securities sold	4,010,848
Receivable for Portfolio shares sold	593,498
Other assets	62,815

Total assets	5,546,276,963

LIABILITIES
Payable for Portfolio shares repurchased	2,490,199
Distribution fees payable – Class IB	1,136,722
Administrative fees payable	574,319
Investment management fees payable	418,341
Overdraft payable	370,402
Accrued expenses	172,759

Total liabilities	5,162,742

Commitments and contingent liabilities^
NET ASSETS	$5,541,114,221

Net assets were comprised of:
Paid in capital	$4,005,271,468
Total distributable earnings (loss)	1,535,842,753

Net assets	$5,541,114,221

Class IB
Net asset value, offering and redemption price per share, $5,541,114,221 / 322,280,643 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.19

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$56,225

Total income	56,225

EXPENSES
Distribution fees – Class IB	6,889,850
Administrative fees	3,489,797
Investment management fees	2,535,743
Printing and mailing expenses	248,951
Professional fees	110,400
Trustees’ fees	91,539
Custodian fees	37,570
Miscellaneous	36,676

Total expenses	13,440,526

NET INVESTMENT INCOME (LOSS)	(13,384,301)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	133,672,161
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	189,972,886

NET REALIZED AND UNREALIZED GAIN (LOSS)	323,645,047

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$310,260,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(13,384,301)	$71,120,990
Net realized gain (loss)	133,672,161	150,544,868
Net change in unrealized appreciation (depreciation)	189,972,886	514,740,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	310,260,746	736,406,099

Distributions to shareholders:
Class IB	—	(206,638,132)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,854,646 and 24,631,437 shares, respectively ]	130,934,280	387,171,790
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,089,736 shares, respectively ]	—	206,638,132
Capital shares repurchased [ (27,322,679) and (56,973,907) shares, respectively ]	(454,763,715)	(879,996,129)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(323,829,435)	(286,186,207)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,568,689)	243,581,760
NET ASSETS:
Beginning of period	5,554,682,910	5,311,101,150

End of period	$5,541,114,221	$5,554,682,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$16.25		$14.71		$19.35		$18.86		$17.76		$15.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.21		0.13		0.11		0.15		0.23
Net realized and unrealized gain (loss)	0.98		1.95		(3.34)		2.10		2.02		2.57

Total from investment operations	0.94		2.16		(3.21)		2.21		2.17		2.80

Less distributions:
Dividends from net investment income	—		(0.23)		(0.15)		(0.40)		(0.35)		(0.26)
Distributions from net realized gains	—		(0.39)		(1.28)		(1.32)		(0.72)		(0.41)

Total dividends and distributions	—		(0.62)		(1.43)		(1.72)		(1.07)		(0.67)

Net asset value, end of period	$17.19		$16.25		$14.71		$19.35		$18.86		$17.76

Total return (b)	5.78%		14.86%		(16.51)%		11.91%		12.38%		18.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,541,114		$5,554,683		$5,311,101		$7,448,672		$7,412,644		$7,333,348
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(j)	0.48	%(k)	0.47	%(o)	0.48	%(j)	0.48	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		1.33%		0.79%		0.56%		0.83%		1.32%
Portfolio turnover rate^	5	%(z)	17%		12%		20%		24%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.8%)
EQ/2000 Managed Volatility Portfolio‡	37,358,160	$733,243,215
EQ/400 Managed Volatility Portfolio‡	5,443,266	132,059,854
EQ/500 Managed Volatility Portfolio‡	60,563,814	2,054,625,584
EQ/International Managed Volatility Portfolio‡	30,188,752	447,830,608

Total Equity		3,367,759,261

Fixed Income (29.3%)
EQ/AB Short Duration Government Bond Portfolio‡	9,540,264	95,122,285
EQ/Core Bond Index Portfolio‡	54,795,431	506,408,529
EQ/Intermediate Corporate Bond Portfolio‡	24,465,126	250,971,748
EQ/Intermediate Government Bond Portfolio‡	26,857,210	256,520,337
EQ/Long-Term Bond Portfolio‡	41,552,348	286,154,500

Total Fixed Income		1,395,177,399

Total Investments in Securities (100.1%) (Cost $3,550,447,735)		4,762,936,660
Other Assets Less Liabilities (-0.1%)		(2,398,649)

Net Assets (100%)		$4,760,538,011

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	37,358,160	714,447,782	68,282,144	(58,639,547)	705,866	8,446,970	733,243,215	—	—
EQ/400 Managed Volatility Portfolio	5,443,266	131,295,007	138,767	(6,873,146)	4,323	7,494,903	132,059,854	—	—
EQ/500 Managed Volatility Portfolio	60,563,814	2,051,015,557	2,106,741	(287,546,845)	77,783,635	211,266,496	2,054,625,584	—	—
EQ/International Managed Volatility Portfolio	30,188,752	463,802,458	529,838	(38,922,919)	1,002,687	21,418,544	447,830,608	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,540,264	89,550,727	8,850,922	(4,998,651)	2,180	1,717,107	95,122,285	—	—
EQ/Core Bond Index Portfolio	54,795,431	455,716,070	74,217,223	(25,618,088)	(20,562)	2,113,886	506,408,529	—	—
EQ/Intermediate Corporate Bond Portfolio	24,465,126	244,360,555	18,764,921	(13,121,460)	2,690	965,042	250,971,748	—	—
EQ/Intermediate Government Bond Portfolio	26,857,210	240,054,974	28,444,920	(13,121,460)	(18,169)	1,160,072	256,520,337	—	—
EQ/Long-Term Bond Portfolio	41,552,348	294,170,863	19,490,612	(16,870,448)	(287,591)	(10,348,936)	286,154,500	—	—

Total		4,684,413,993	220,826,088	(465,712,564)	79,175,059	244,234,084	4,762,936,660	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,762,936,660	$—	$4,762,936,660

Total Assets	$—	$4,762,936,660	$—	$4,762,936,660

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,762,936,660	$—	$4,762,936,660

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$220,826,088
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$465,712,564

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,380,825,952
Aggregate gross unrealized depreciation	(172,665,213)

Net unrealized appreciation	$1,208,160,739

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,554,775,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,550,447,735)	$4,762,936,660
Cash	1,775,657
Receivable for securities sold	659,029
Receivable for Portfolio shares sold	371,070
Other assets	53,673

Total assets	4,765,796,089

LIABILITIES
Payable for Portfolio shares repurchased	3,270,439
Distribution fees payable – Class IB	975,112
Administrative fees payable	492,667
Investment management fees payable	361,283
Accrued expenses	158,577

Total liabilities	5,258,078

Commitments and contingent liabilities^
NET ASSETS	$4,760,538,011

Net assets were comprised of:
Paid in capital	$3,404,608,666
Total distributable earnings (loss)	1,355,929,345

Net assets	$4,760,538,011

Class IB
Net asset value, offering and redemption price per share, $4,760,538,011 / 239,950,811 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.84

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$30,271

Total income	30,271

EXPENSES
Distribution fees – Class IB (a)	5,873,502
Administrative fees	2,975,882
Investment management fees	2,177,317
Printing and mailing expenses	212,263
Professional fees	97,005
Trustees’ fees	77,794
Custodian fees	35,233
Distribution fees – Class IA (a)	1,992
Miscellaneous	30,534

Total expenses	11,481,522

NET INVESTMENT INCOME (LOSS)	(11,451,251)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	79,175,059
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	244,234,084

NET REALIZED AND UNREALIZED GAIN (LOSS)	323,409,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$311,957,892

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,451,251)	$56,419,670
Net realized gain (loss)	79,175,059	124,279,789
Net change in unrealized appreciation (depreciation)	244,234,084	497,419,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	311,957,892	678,118,952

Distributions to shareholders:
Class IA	—	(56,346)
Class IB	—	(160,435,660)

Total distributions to shareholders	—	(160,492,006)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,155 shares, respectively ]	—	56,346
Capital shares repurchased in connection with share class combination (Note 1) [ (87,162) and 0 shares, respectively ]	(1,725,971)	—
Capital shares repurchased [ (1,652) and (2,271) shares ]	(31,243)	(39,540)

Total Class IA transactions	(1,757,214)	16,806

Class IB
Capital shares sold [ 6,756,247 and 17,880,018 shares, respectively ]	129,275,823	317,847,032
Capital shares issued in connection with share class combination (Note 1) [ 87,048 and 0 shares, respectively ]	1,725,971	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,976,455 shares, respectively ]	—	160,435,660
Capital shares repurchased [ (19,031,713) and (38,577,074) shares, respectively ]	(364,840,539)	(673,971,256)

Total Class IB transactions	(233,838,745)	(195,688,564)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(235,595,959)	(195,671,758)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,361,933	321,955,188
NET ASSETS:
Beginning of period	4,684,176,078	4,362,220,890

End of period	$4,760,538,011	$4,684,176,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$18.57		$16.53		$21.99		$20.84		$19.33		$16.62

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.22		0.14		0.13		0.16		0.25
Net realized and unrealized gain (loss)	1.32		2.47		(3.99)		2.81		2.44		3.10

Total from investment operations	1.27		2.69		(3.85)		2.94		2.60		3.35

Less distributions:
Dividends from net investment income	—		(0.25)		(0.16)		(0.51)		(0.40)		(0.29)
Distributions from net realized gains	—		(0.40)		(1.45)		(1.28)		(0.69)		(0.35)

Total dividends and distributions	—		(0.65)		(1.61)		(1.79)		(1.09)		(0.64)

Net asset value, end of period	$19.84		$18.57		$16.53		$21.99		$20.84		$19.33

Total return (b)	6.84%		16.47%		(17.40)%		14.28%		13.64%		20.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,760,538		$4,682,529		$4,360,770		$6,010,718		$5,754,524		$5,574,271
Ratio of expenses to average net assets (a)(f)	0.49	%(jj)	0.49	%(j)	0.48	%(k)	0.47	%(o)	0.49	%(j)	0.48	%(jj)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		1.26%		0.75%		0.56%		0.82%		1.33%
Portfolio turnover rate^	5	%(z)	15%		11%		19%		24%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.8%)
EQ/2000 Managed Volatility Portfolio‡	48,582,296	$953,543,708
EQ/400 Managed Volatility Portfolio‡	6,639,980	161,093,507
EQ/500 Managed Volatility Portfolio‡	79,216,572	2,687,419,876
EQ/International Managed Volatility Portfolio‡	39,257,760	582,363,471

Total Equity		4,384,420,562

Fixed Income (19.3%)
EQ/AB Short Duration Government Bond Portfolio‡	6,783,485	67,635,510
EQ/Core Bond Index Portfolio‡	41,117,226	379,997,267
EQ/Intermediate Corporate Bond Portfolio‡	18,378,976	188,537,906
EQ/Intermediate Government Bond Portfolio‡	20,698,594	197,697,767
EQ/Long-Term Bond Portfolio‡	30,774,988	211,935,104

Total Fixed Income		1,045,803,554

Total Investments in Securities (100.1%) (Cost $4,279,231,553)		5,430,224,116
Other Assets Less Liabilities (-0.1%)		(3,280,601)

Net Assets (100%)		$5,426,943,515

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	48,582,296	877,717,041	94,500,630	(31,111,001)	462	12,436,575	953,543,707	—	—
EQ/400 Managed Volatility Portfolio	6,639,980	155,843,491	771,537	(4,476,172)	(2,655)	8,957,306	161,093,507	—	—
EQ/500 Managed Volatility Portfolio	79,216,572	2,590,261,488	12,344,586	(285,018,744)	8,432,559	361,399,987	2,687,419,876	—	—
EQ/International Managed Volatility Portfolio	39,257,760	573,936,749	3,086,147	(23,194,686)	319,981	28,215,280	582,363,471	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,783,485	60,788,356	7,511,473	(1,865,071)	136	1,200,616	67,635,510	—	—
EQ/Core Bond Index Portfolio	41,117,226	314,092,956	73,921,664	(9,698,372)	(2,242)	1,683,261	379,997,267	—	—
EQ/Intermediate Corporate Bond Portfolio	18,378,976	177,664,876	15,325,127	(5,222,200)	2,764	767,339	188,537,906	—	—
EQ/Intermediate Government Bond Portfolio	20,698,594	172,238,506	29,800,126	(5,222,200)	(4,623)	885,959	197,697,768	—	—
EQ/Long-Term Bond Portfolio	30,774,988	214,653,115	12,146,600	(7,087,272)	(104,947)	(7,672,392)	211,935,104	—	—

Total		5,137,196,578	249,407,890	(372,895,718)	8,641,435	407,873,931	5,430,224,116	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,430,224,116	$—	$5,430,224,116

Total Assets	$—	$5,430,224,116	$—	$5,430,224,116

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,430,224,116	$—	$5,430,224,116

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$249,407,890
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$372,895,718

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,268,902,293
Aggregate gross unrealized depreciation	(128,517,490)

Net unrealized appreciation	$1,140,384,803

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,289,839,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,279,231,553)	$5,430,224,116
Cash	1,267,685
Receivable for Portfolio shares sold	515,545
Receivable for securities sold	371,703
Other assets	60,492

Total assets	5,432,439,541

LIABILITIES
Payable for Portfolio shares repurchased	3,163,309
Distribution fees payable – Class IB	1,108,697
Administrative fees payable	560,159
Investment management fees payable	408,532
Accrued expenses	255,329

Total liabilities	5,496,026

Commitments and contingent liabilities^
NET ASSETS	$5,426,943,515

Net assets were comprised of:
Paid in capital	$4,184,885,248
Total distributable earnings (loss)	1,242,058,267

Net assets	$5,426,943,515

Class IB
Net asset value, offering and redemption price per share, $5,426,943,515 / 311,451,207 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.42

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$28,782

Total income	28,782

EXPENSES
Distribution fees – Class IB	6,574,935
Administrative fees	3,329,843
Investment management fees	2,425,524
Printing and mailing expenses	236,237
Professional fees	105,882
Trustees’ fees	86,450
Custodian fees	34,758
Miscellaneous	34,486

Total expenses	12,828,115

NET INVESTMENT INCOME (LOSS)	(12,799,333)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,641,435
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	407,873,931

NET REALIZED AND UNREALIZED GAIN (LOSS)	416,515,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$403,716,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,799,333)	$57,938,017
Net realized gain (loss)	8,641,435	142,206,814
Net change in unrealized appreciation (depreciation)	407,873,931	605,847,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	403,716,033	805,992,384

Distributions to shareholders:
Class IB	—	(171,282,268)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 15,422,892 and 21,789,585 shares, respectively ]	258,246,193	334,860,957
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,122,230 shares, respectively ]	—	171,282,268
Capital shares repurchased [ (22,071,039) and (40,275,804) shares, respectively ]	(370,236,170)	(610,227,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(111,989,977)	(104,084,219)

TOTAL INCREASE (DECREASE) IN NET ASSETS	291,726,056	530,625,897
NET ASSETS:
Beginning of period	5,135,217,459	4,604,591,562

End of period	$5,426,943,515	$5,135,217,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$16.14		$14.15		$19.04		$17.63		$16.04		$13.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.18		0.11		0.11		0.15		0.20
Net realized and unrealized gain (loss)	1.32		2.36		(3.62)		2.81		2.15		2.83

Total from investment operations	1.28		2.54		(3.51)		2.92		2.30		3.03

Less distributions:
Dividends from net investment income	—		(0.20)		(0.13)		(0.48)		(0.36)		(0.24)
Distributions from net realized gains	—		(0.35)		(1.25)		(1.03)		(0.35)		(0.24)

Total dividends and distributions	—		(0.55)		(1.38)		(1.51)		(0.71)		(0.48)

Net asset value, end of period	$17.42		$16.14		$14.15		$19.04		$17.63		$16.04

Total return (b)	7.93%		18.17%		(18.34)%		16.82%		14.52%		22.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,426,944		$5,135,217		$4,604,592		$6,110,815		$5,583,681		$4,321,787
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(j)	0.48	%(k)	0.47	%(o)	0.49	%(j)	0.49	%(jj)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		1.20%		0.71%		0.58%		0.92%		1.34%
Portfolio turnover rate^	5	%(z)	11%		8%		16%		21%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.6%)
1290 Avantis U.S. Large Cap Growth Fund‡	163,947	$2,810,053
1290 VT Equity Income Portfolio‡	622,285	3,162,202
1290 VT GAMCO Small Company Value Portfolio‡	22,776	1,617,675
1290 VT Micro Cap Portfolio‡	177,731	1,605,643
ATM International Managed Volatility Portfolio‡	844,563	9,387,901
ATM Large Cap Managed Volatility Portfolio‡	2,822,109	46,525,359
ATM Mid Cap Managed Volatility Portfolio‡	1,539,813	12,966,694
ATM Small Cap Managed Volatility Portfolio‡	415,559	4,531,407
EQ/AB Small Cap Growth Portfolio‡	202,474	3,545,669
EQ/American Century Mid Cap Value Portfolio‡	122,780	2,670,664
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	620,942	6,924,763
EQ/Global Equity Managed Volatility Portfolio‡	196,834	3,520,706
EQ/International Core Managed Volatility Portfolio‡	194,133	2,255,746
EQ/International Equity Index Portfolio‡	70,454	801,228
EQ/International Value Managed Volatility Portfolio‡	238,820	3,343,506
EQ/Janus Enterprise Portfolio‡	230,489	5,141,499
EQ/JPMorgan Growth Stock Portfolio*‡	57,044	4,234,400
EQ/JPMorgan Value Opportunities Portfolio‡	156,674	3,171,071
EQ/Large Cap Core Managed Volatility Portfolio‡	710,969	8,759,833
EQ/Large Cap Value Managed Volatility Portfolio‡	220,123	4,219,704
EQ/Loomis Sayles Growth Portfolio*‡	348,334	4,224,443
EQ/MFS International Growth Portfolio‡	421,248	3,258,976
EQ/Morgan Stanley Small Cap Growth Portfolio‡	210,975	1,526,071
EQ/Value Equity Portfolio‡	135,982	3,150,876

Total Equity		143,356,089

Fixed Income (79.2%)
1290 Diversified Bond Fund‡	3,598,192	30,332,763
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,805,295	41,699,977
1290 VT High Yield Bond Portfolio‡	1,305,313	11,717,875
EQ/Core Bond Index Portfolio‡	11,483,268	106,126,091
EQ/Core Plus Bond Portfolio‡	9,517,791	32,969,095
EQ/Intermediate Government Bond Portfolio‡	13,791,895	131,730,045
EQ/Long-Term Bond Portfolio‡	6,498,574	44,753,092
EQ/PIMCO Ultra Short Bond Portfolio‡	6,400,193	64,263,224
EQ/Quality Bond PLUS Portfolio‡	4,274,001	33,027,429
Multimanager Core Bond Portfolio‡	6,505,203	55,086,070

Total Fixed Income		551,705,661

Total Investments in Securities (99.8%) (Cost $714,542,897)		695,061,750
Other Assets Less Liabilities (0.2%)		1,377,640

Net Assets (100%)		$696,439,390

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	163,947	—	2,696,146	(41,533)	708	154,732	2,810,053	—	—
1290 VT Equity Income Portfolio	622,285	3,442,278	22,299	(484,932)	80,425	102,132	3,162,202	—	—
1290 VT GAMCO Small Company Value Portfolio	22,776	1,625,014	—	(34,610)	(212)	27,483	1,617,675	—	—
1290 VT Micro Cap Portfolio	177,731	1,714,650	7,434	(173,181)	(10,376)	67,116	1,605,643	—	—
ATM International Managed Volatility Portfolio	844,563	10,395,911	37,166	(1,554,749)	304,382	205,191	9,387,901	—	—
ATM Large Cap Managed Volatility Portfolio	2,822,109	49,781,622	200,700	(10,234,353)	2,815,489	3,961,901	46,525,359	—	—
ATM Mid Cap Managed Volatility Portfolio	1,539,813	15,024,634	52,034	(2,839,956)	(87,911)	817,893	12,966,694	—	—
ATM Small Cap Managed Volatility Portfolio	415,559	5,308,464	14,866	(846,362)	33,366	21,073	4,531,407	—	—
EQ/AB Small Cap Growth Portfolio	202,474	3,588,930	7,433	(207,792)	(1,182)	158,280	3,545,669	—	—
EQ/American Century Mid Cap Value Portfolio	122,780	2,818,310	7,434	(180,103)	(4,968)	29,991	2,670,664	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/ClearBridge Select Equity Managed Volatility Portfolio	620,942	7,867,056	29,733	(1,753,879)	(99,740)	881,593	6,924,763	—	—
EQ/Global Equity Managed Volatility Portfolio	196,834	3,752,360	14,865	(621,362)	193,954	180,889	3,520,706	—	—
EQ/International Core Managed Volatility Portfolio	194,133	2,443,343	14,867	(318,673)	92,242	23,967	2,255,746	—	—
EQ/International Equity Index Portfolio	70,454	756,239	—	—	—	44,989	801,228	—	—
EQ/International Value Managed Volatility Portfolio	238,820	3,749,164	14,868	(521,362)	127,239	(26,403)	3,343,506	—	—
EQ/Janus Enterprise Portfolio	230,489	6,559,619	14,866	(1,730,973)	14,865	283,122	5,141,499	—	—
EQ/JPMorgan Growth Stock Portfolio*	57,044	4,392,386	7,433	(1,161,637)	31,001	965,217	4,234,400	—	—
EQ/JPMorgan Value Opportunities Portfolio	156,674	3,547,461	22,300	(609,932)	117,304	93,938	3,171,071	—	—
EQ/Large Cap Core Managed Volatility Portfolio	710,969	10,000,121	44,600	(2,604,475)	1,529,381	(209,794)	8,759,833	—	—
EQ/Large Cap Growth Index Portfolio	—	1,221,254	—	(1,346,146)	1,008,065	(883,173)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	220,123	4,839,059	29,734	(994,268)	202,831	142,348	4,219,704	—	—
EQ/Loomis Sayles Growth Portfolio*	348,334	5,680,661	14,867	(2,220,206)	877,188	(128,067)	4,224,443	—	—
EQ/MFS International Growth Portfolio	421,248	3,679,905	14,867	(635,206)	154,777	44,633	3,258,976	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	210,975	1,755,063	7,434	(173,181)	(13,196)	(50,049)	1,526,071	—	—
EQ/Value Equity Portfolio	135,982	3,673,374	22,300	(734,932)	333,191	(143,057)	3,150,876	—	—
Fixed Income
1290 Diversified Bond Fund	3,598,192	31,665,685	1,074,540	(553,778)	(1,000)	(1,852,684)	30,332,763	797,665	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,805,295	44,512,054	860,966	(4,017,773)	(213,919)	558,649	41,699,977	—	—
1290 VT High Yield Bond Portfolio	1,305,313	12,056,723	237,164	(914,360)	2,486	335,862	11,717,875	—	—
EQ/Core Bond Index Portfolio	11,483,268	113,421,314	3,823,034	(11,499,291)	(15,877)	396,911	106,126,091	—	—
EQ/Core Plus Bond Portfolio	9,517,791	35,849,343	813,799	(3,158,791)	(316,674)	(218,582)	32,969,095	—	—
EQ/Intermediate Government Bond Portfolio	13,791,895	141,074,809	5,041,567	(14,983,928)	(154,373)	751,970	131,730,045	—	—
EQ/Long-Term Bond Portfolio	6,498,574	49,297,465	3,804,767	(6,539,720)	(781,189)	(1,028,231)	44,753,092	—	—
EQ/PIMCO Ultra Short Bond Portfolio	6,400,193	66,816,211	528,134	(5,153,645)	(49,456)	2,121,980	64,263,224	—	—
EQ/Quality Bond PLUS Portfolio	4,274,001	35,336,707	966,233	(3,297,360)	(179,542)	201,391	33,027,429	—	—
Multimanager Core Bond Portfolio	6,505,203	59,170,323	2,020,451	(5,126,081)	(202,499)	(776,124)	55,086,070	1,045,514	—

Total		746,817,512	22,468,901	(87,268,530)	5,786,780	7,257,087	695,061,750	1,843,179	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$33,142,816	$661,918,934	$—	$695,061,750

Total Assets	$33,142,816	$661,918,934	$—	$695,061,750

Total Liabilities	$—	$—	$—	$—

Total	$33,142,816	$661,918,934	$—	$695,061,750

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,468,901
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$87,268,530

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,850,224
Aggregate gross unrealized depreciation	(71,100,525)

Net unrealized depreciation	$(21,250,301)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$716,312,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $714,542,897)	$695,061,750
Cash	953,242
Receivable for Portfolio shares sold	432,589
Receivable for securities sold	351,893
Dividends, interest and other receivables	343,755
Other assets	8,123

Total assets	697,151,352

LIABILITIES
Payable for Portfolio shares repurchased	366,376
Distribution fees payable – Class IB	142,684
Administrative fees payable	72,570
Investment management fees payable	23,543
Accrued expenses	106,789

Total liabilities	711,962

Commitments and contingent liabilities^
NET ASSETS	$696,439,390

Net assets were comprised of:
Paid in capital	$707,032,297
Total distributable earnings (loss)	(10,592,907)

Net assets	$696,439,390

Class IB
Net asset value, offering and redemption price per share, $691,860,716 / 83,028,031 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.33

Class K
Net asset value, offering and redemption price per share, $4,578,674 / 550,400 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.32

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,843,179
Interest	21,696

Total income	1,864,875

EXPENSES
Distribution fees – Class IB (a)	872,617
Administrative fees	451,386
Investment management fees	356,410
Custodian fees	101,611
Printing and mailing expenses	35,305
Professional fees	34,088
Trustees’ fees	12,116
Distribution fees – Class IA (a)	11,849
Miscellaneous	5,718

Gross expenses	1,881,100
Less: Waiver from investment manager	(206,335)

Net expenses	1,674,765

NET INVESTMENT INCOME (LOSS)	190,110

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	5,786,780
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	7,257,087

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,043,867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,233,977

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$190,110	$16,584,364
Net realized gain (loss)	5,786,780	7,618,423
Net change in unrealized appreciation (depreciation)	7,257,087	34,252,103

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,233,977	58,454,890

Distributions to shareholders:
Class IA	—	(319,619)
Class IB	—	(23,123,972)
Class K	—	(244,576)

Total distributions to shareholders	—	(23,688,167)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 57,962 and 133,554 shares, respectively ]	476,594	1,072,332
Capital shares issued in reinvestment of dividends and distributions [ 0 and 39,532 shares, respectively ]	—	319,619
Capital shares repurchased in connection with share class combination (Note 1) [ (1,215,848) and 0 shares, respectively ]	(10,148,070)	—
Capital shares repurchased [ (84,067) and (232,539) shares, respectively ]	(688,472)	(1,868,547)

Total Class IA transactions	(10,359,948)	(476,596)

Class IB
Capital shares sold [ 2,729,598 and 7,044,194 shares, respectively ]	22,375,746	56,674,902
Capital shares issued in connection with share class combination (Note 1) [ 1,215,051 and 0 shares, respectively ]	10,148,070	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,858,886 shares, respectively ]	—	23,123,972
Capital shares repurchased [ (10,174,298) and (21,289,238) shares, respectively ]	(83,523,763)	(171,092,863)

Total Class IB transactions	(50,999,947)	(91,293,989)

Class K
Capital shares sold [ 17,495 and 34,014 shares, respectively ]	142,813	273,062
Capital shares issued in reinvestment of dividends and distributions [ 0 and 30,301 shares, respectively ]	—	244,576
Capital shares repurchased [ (345,998) and (142,390) shares, respectively ]	(2,825,926)	(1,150,802)

Total Class K transactions	(2,683,113)	(633,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,043,008)	(92,403,749)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,809,031)	(57,637,026)
NET ASSETS:
Beginning of period	747,248,421	804,885,447

End of period	$696,439,390	$747,248,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$8.18		$7.82		$9.45		$9.69		$9.41		$8.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.17		0.11		0.08		0.10		0.14
Net realized and unrealized gain (loss)	0.15		0.45		(1.31)		0.18		0.58		0.69

Total from investment operations	0.15		0.62		(1.20)		0.26		0.68		0.83

Less distributions:
Dividends from net investment income	—		(0.19)		(0.12)		(0.14)		(0.17)		(0.16)
Distributions from net realized gains	—		(0.07)		(0.31)		(0.36)		(0.23)		(0.20)

Total dividends and distributions	—		(0.26)		(0.43)		(0.50)		(0.40)		(0.36)

Net asset value, end of period	$8.33		$8.18		$7.82		$9.45		$9.69		$9.41

Total return (b)	1.83%		8.02%		(12.62)%		2.70%		7.35%		9.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$691,861		$729,932		$787,249		$1,021,690		$1,099,239		$1,009,701
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.47	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.48	%(j)
Before waivers (a)(f)	0.53%		0.54%		0.51%		0.50%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.05%		2.14%		1.28%		0.73%		1.02%		1.49%
Before waivers (a)(f)(x)	(0.01)%		2.07%		1.25%		0.70%		0.97%		1.45%
Portfolio turnover rate^	3	%(z)	8%		9%		26%		20%		12%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$8.15		$7.80		$9.43		$9.67		$9.39		$8.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.20		0.14		0.09		0.13		0.18
Net realized and unrealized gain (loss)	0.16		0.43		(1.32)		0.19		0.58		0.67

Total from investment operations	0.17		0.63		(1.18)		0.28		0.71		0.85

Less distributions:
Dividends from net investment income	—		(0.21)		(0.14)		(0.16)		(0.20)		(0.18)
Distributions from net realized gains	—		(0.07)		(0.31)		(0.36)		(0.23)		(0.20)

Total dividends and distributions	—		(0.28)		(0.45)		(0.52)		(0.43)		(0.38)

Net asset value, end of period	$8.32		$8.15		$7.80		$9.43		$9.67		$9.39

Total return (b)	2.09%		8.17%		(12.42)%		2.97%		7.63%		9.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,579		$7,166		$7,464		$8,807		$11,102		$10,598
Ratio of expenses to average net assets:
After waivers (a)(f)	0.22	%(j)	0.22	%(j)	0.23	%(j)	0.23	%(j)	0.22	%(j)	0.23	%(j)
Before waivers (a)(f)	0.28%		0.29%		0.26%		0.26%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.29%		2.44%		1.60%		0.89%		1.32%		1.89%
Before waivers (a)(f)(x)	0.23%		2.37%		1.57%		0.87%		1.27%		1.85%
Portfolio turnover rate^	3	%(z)	8%		9%		26%		20%		12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.7%)
1290 Avantis U.S. Large Cap Growth Fund‡	233,898	$4,009,018
1290 VT Equity Income Portfolio‡	1,399,650	7,112,455
1290 VT GAMCO Small Company Value Portfolio‡	60,809	4,318,932
1290 VT Micro Cap Portfolio‡	432,099	3,903,633
1290 VT Small Cap Value Portfolio‡	379,488	4,203,835
ATM International Managed Volatility Portfolio‡	2,773,103	30,824,945
ATM Large Cap Managed Volatility Portfolio‡	5,989,465	98,742,468
ATM Mid Cap Managed Volatility Portfolio‡	2,413,312	20,322,390
ATM Small Cap Managed Volatility Portfolio‡	1,908,373	20,809,603
EQ/AB Small Cap Growth Portfolio‡	592,290	10,372,005
EQ/American Century Mid Cap Value Portfolio‡	146,670	3,190,298
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,306,009	14,564,657
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	171,529	2,433,407
EQ/Global Equity Managed Volatility Portfolio‡	631,378	11,293,282
EQ/International Core Managed Volatility Portfolio‡	632,521	7,349,623
EQ/International Equity Index Portfolio‡	96,279	1,094,916
EQ/International Value Managed Volatility Portfolio‡	773,200	10,824,884
EQ/Janus Enterprise Portfolio‡	351,460	7,840,004
EQ/JPMorgan Growth Stock Portfolio*‡	113,897	8,454,637
EQ/JPMorgan Value Opportunities Portfolio‡	350,606	7,096,230
EQ/Large Cap Core Managed Volatility Portfolio‡	1,488,860	18,344,201
EQ/Large Cap Value Managed Volatility Portfolio‡	494,881	9,486,745
EQ/Loomis Sayles Growth Portfolio*‡	699,992	8,489,198
EQ/MFS International Growth Portfolio‡	1,546,538	11,964,766
EQ/Morgan Stanley Small Cap Growth Portfolio‡	672,016	4,860,969
EQ/Value Equity Portfolio‡	302,414	7,007,326

Total Equity		338,914,427

Fixed Income (59.2%)
1290 Diversified Bond Fund‡	3,184,041	26,841,467
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,297,400	37,292,504
1290 VT High Yield Bond Portfolio‡	1,160,310	10,416,180
EQ/Core Bond Index Portfolio‡	9,278,648	85,751,430
EQ/Core Plus Bond Portfolio‡	8,493,036	29,419,401
EQ/Intermediate Government Bond Portfolio‡	11,618,588	110,972,222
EQ/Long-Term Bond Portfolio‡	8,959,132	61,697,981
EQ/PIMCO Ultra Short Bond Portfolio‡	4,961,411	49,816,662
EQ/Quality Bond PLUS Portfolio‡	4,153,763	32,098,284
Multimanager Core Bond Portfolio‡	5,841,221	49,463,465

Total Fixed Income		493,769,596

Total Investments in Securities (99.9%) (Cost $785,775,578)		832,684,023
Other Assets Less Liabilities (0.1%)		794,970

Net Assets (100%)		$833,478,993

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	233,898	—	3,850,900	(43,981)	466	201,633	4,009,018	—	—
1290 VT Equity Income Portfolio	1,399,650	8,589,013	22,855	(1,925,427)	296,717	129,297	7,112,455	—	—
1290 VT GAMCO Small Company Value Portfolio	60,809	4,557,858	12,398	(329,206)	25,198	52,684	4,318,932	—	—
1290 VT Micro Cap Portfolio	432,099	4,063,249	11,106	(307,216)	(10,366)	146,860	3,903,633	—	—
1290 VT Small Cap Value Portfolio	379,488	4,307,793	11,751	(318,211)	23,327	179,175	4,203,835	—	—
ATM International Managed Volatility Portfolio	2,773,103	32,878,616	84,200	(3,760,464)	563,209	1,059,384	30,824,945	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Large Cap Managed Volatility Portfolio	5,989,465	99,488,110	259,824	(14,847,635)	4,171,155	9,671,014	98,742,468	—	—
ATM Mid Cap Managed Volatility Portfolio	2,413,312	23,733,475	58,110	(4,580,060)	(164,280)	1,275,145	20,322,390	—	—
ATM Small Cap Managed Volatility Portfolio	1,908,373	22,187,493	64,956	(1,755,659)	(12,973)	325,786	20,809,603	—	—
EQ/AB Small Cap Growth Portfolio	592,290	10,668,573	29,054	(790,030)	(52,903)	517,311	10,372,005	—	—
EQ/American Century Mid Cap Value Portfolio	146,670	3,329,210	6,847	(175,599)	11,907	17,933	3,190,298	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,306,009	14,003,221	35,902	(965,629)	(57,021)	1,548,184	14,564,657	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	171,529	2,692,126	11,105	(307,216)	140,754	(103,362)	2,433,407	—	—
EQ/Global Equity Managed Volatility Portfolio	631,378	11,777,119	30,026	(1,706,523)	730,340	462,320	11,293,282	—	—
EQ/International Core Managed Volatility Portfolio	632,521	7,867,774	22,856	(925,427)	308,883	75,537	7,349,623	—	—
EQ/International Equity Index Portfolio	96,279	1,033,436	—	—	—	61,480	1,094,916	—	—
EQ/International Value Managed Volatility Portfolio	773,200	11,739,393	34,283	(1,263,140)	136,692	177,656	10,824,884	—	—
EQ/Janus Enterprise Portfolio	351,460	10,627,462	18,920	(3,249,307)	263,243	179,686	7,840,004	—	—
EQ/JPMorgan Growth Stock Portfolio*	113,897	8,444,501	14,337	(1,947,192)	108,864	1,834,127	8,454,637	—	—
EQ/JPMorgan Value Opportunities Portfolio	350,606	8,752,649	22,856	(2,150,427)	426,610	44,542	7,096,230	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,488,860	18,607,327	56,171	(2,997,074)	1,179,533	1,498,244	18,344,201	—	—
EQ/Large Cap Growth Index Portfolio	—	1,313,115	—	(1,448,310)	1,102,183	(966,988)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	494,881	11,712,209	37,573	(3,053,265)	1,617,322	(827,094)	9,486,745	—	—
EQ/Loomis Sayles Growth Portfolio*	699,992	9,433,335	22,856	(2,440,427)	1,027,326	446,108	8,489,198	—	—
EQ/MFS International Growth Portfolio	1,546,538	12,949,298	35,901	(1,740,629)	200,223	519,973	11,964,766	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	672,016	5,634,447	20,915	(592,441)	34,475	(236,427)	4,860,969	—	—
EQ/Value Equity Portfolio	302,414	8,818,004	22,857	(2,275,427)	1,290,751	(848,859)	7,007,326	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Fixed Income
1290 Diversified Bond Fund	3,184,041	27,455,163	1,339,303	(329,860)	(756)	(1,622,383)	26,841,467	702,006	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,297,400	38,418,581	1,296,503	(2,732,283)	3,087	306,616	37,292,504	—	—
1290 VT High Yield Bond Portfolio	1,160,310	10,446,183	329,795	(658,413)	561	298,054	10,416,180	—	—
EQ/Core Bond Index Portfolio	9,278,648	85,182,243	7,673,893	(7,439,477)	(1,701)	336,472	85,751,430	—	—
EQ/Core Plus Bond Portfolio	8,493,036	30,913,349	1,207,906	(2,238,473)	(96,590)	(366,791)	29,419,401	—	—
EQ/Intermediate Government Bond Portfolio	11,618,588	112,201,517	7,756,778	(9,507,523)	4,612	516,838	110,972,222	—	—
EQ/Long-Term Bond Portfolio	8,959,132	65,370,386	4,790,627	(6,034,362)	(98,188)	(2,330,482)	61,697,981	—	—
EQ/PIMCO Ultra Short Bond Portfolio	4,961,411	50,423,318	1,098,981	(3,292,064)	51,692	1,534,735	49,816,662	—	—
EQ/Quality Bond PLUS Portfolio	4,153,763	33,294,300	1,017,905	(2,238,473)	(45,459)	70,011	32,098,284	—	—
Multimanager Core Bond Portfolio	5,841,221	51,233,912	2,513,313	(3,423,681)	(77,455)	(782,624)	49,463,465	929,363	—

Total		864,147,758	33,823,563	(93,790,531)	13,101,438	15,401,795	832,684,023	1,631,369	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$30,850,485	$801,833,538	$—	$832,684,023

Total Assets	$30,850,485	$801,833,538	$—	$832,684,023

Total Liabilities	$—	$—	$—	$—

Total	$30,850,485	$801,833,538	$—	$832,684,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,823,563
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$93,790,531

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,490,164
Aggregate gross unrealized depreciation	(77,318,439)

Net unrealized appreciation	$45,171,725

Federal income tax cost of investments in securities and derivative instruments, if applicable	$787,512,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $785,775,578)	$832,684,023
Cash	674,137
Receivable for securities sold	731,972
Dividends, interest and other receivables	306,394
Receivable for Portfolio shares sold	57,372
Other assets	9,596

Total assets	834,463,494

LIABILITIES
Payable for Portfolio shares repurchased	522,833
Distribution fees payable – Class IB	167,570
Investment management fees payable	93,278
Administrative fees payable	86,499
Accrued expenses	114,321

Total liabilities	984,501

Commitments and contingent liabilities^
NET ASSETS	$833,478,993

Net assets were comprised of:
Paid in capital	$764,820,995
Total distributable earnings (loss)	68,657,998

Net assets	$833,478,993

Class IB
Net asset value, offering and redemption price per share, $815,761,685 / 96,094,186 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.49

Class K
Net asset value, offering and redemption price per share, $17,717,308 / 2,084,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.50

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,631,369
Interest	24,172

Total income	1,655,541

EXPENSES
Distribution fees – Class IB (a)	1,013,177
Administrative fees	532,157
Investment management fees	420,220
Custodian fees	106,291
Printing and mailing expenses	40,795
Professional fees	36,238
Recoupment fees	34,700
Distribution fees – Class IA (a)	15,046
Trustees’ fees	14,162
Miscellaneous	6,590

Total expenses	2,219,376

NET INVESTMENT INCOME (LOSS)	(563,835)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	13,101,438
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	15,401,795

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,503,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,939,398

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(563,835)	$15,737,580
Net realized gain (loss)	13,101,438	20,405,809
Net change in unrealized appreciation (depreciation)	15,401,795	54,584,401

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,939,398	90,727,790

Distributions to shareholders:
Class IA	—	(523,558)
Class IB	—	(34,757,608)
Class K	—	(833,065)

Total distributions to shareholders	—	(36,114,231)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 86,112 and 223,284 shares, respectively ]	716,997	1,797,979
Capital shares issued in reinvestment of dividends and distributions [ 0 and 65,126 shares, respectively ]	—	523,558
Capital shares repurchased in connection with share class combination (Note 1) [ (1,532,981) and 0 shares, respectively ]	(13,021,461)	—
Capital shares repurchased [ (99,418) and (612,472) shares, respectively ]	(824,849)	(4,956,571)

Total Class IA transactions	(13,129,313)	(2,635,034)

Class IB
Capital shares sold [ 2,001,886 and 4,024,120 shares, respectively ]	16,639,550	32,322,176
Capital shares issued in connection with share class combination (Note 1) [ 1,531,727 and 0 shares, respectively ]	13,021,461	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,321,151 shares, respectively ]	—	34,757,608
Capital shares repurchased [ (8,912,613) and (18,397,912) shares, respectively ]	(74,062,768)	(147,979,676)

Total Class IB transactions	(44,401,757)	(80,899,892)

Class K
Capital shares sold [ 34,930 and 77,510 shares, respectively ]	290,876	626,419
Capital shares issued in reinvestment of dividends and distributions [ 0 and 103,460 shares, respectively ]	—	833,065
Capital shares repurchased [ (199,362) and (630,486) shares, respectively ]	(1,669,214)	(5,104,873)

Total Class K transactions	(1,378,338)	(3,645,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(58,909,408)	(87,180,315)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,970,010)	(32,566,756)
NET ASSETS:
Beginning of period	864,449,003	897,015,759

End of period	$833,478,993	$864,449,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$8.21		$7.73		$9.88		$10.00		$9.74		$9.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.14		0.10		0.07		0.09		0.13
Net realized and unrealized gain (loss)	0.29		0.69		(1.54)		0.60		0.86		1.08

Total from investment operations	0.28		0.83		(1.44)		0.67		0.95		1.21

Less distributions:
Dividends from net investment income	—		(0.17)		(0.11)		(0.22)		(0.20)		(0.16)
Distributions from net realized gains	—		(0.18)		(0.60)		(0.57)		(0.49)		(0.36)

Total dividends and distributions	—		(0.35)		(0.71)		(0.79)		(0.69)		(0.52)

Net asset value, end of period	$8.49		$8.21		$7.73		$9.88		$10.00		$9.74

Total return (b)	3.41%		10.86%		(14.52)%		6.76%		9.96%		13.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$815,762		$833,294		$861,730		$1,158,085		$1,178,676		$1,178,433
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.53	%(j)	0.51	%(k)	0.50	%(m)	0.52	%(n)	0.52	%(o)
Before waivers (a)(f)	0.54%		0.54%		0.51%		0.50%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.15)%		1.79%		1.11%		0.66%		0.87%		1.36%
Before waivers (a)(f)(x)	(0.15)%		1.78%		1.11%		0.66%		0.87%		1.36%
Portfolio turnover rate^	4	%(z)	9%		10%		27%		23%		13%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$8.21		$7.72		$9.88		$10.00		$9.74		$9.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.16		0.12		0.09		0.11		0.16
Net realized and unrealized gain (loss)	0.29		0.70		(1.55)		0.60		0.87		1.08

Total from investment operations	0.29		0.86		(1.43)		0.69		0.98		1.24

Less distributions:
Dividends from net investment income	—		(0.19)		(0.13)		(0.24)		(0.23)		(0.18)
Distributions from net realized gains	—		(0.18)		(0.60)		(0.57)		(0.49)		(0.36)

Total dividends and distributions	—		(0.37)		(0.73)		(0.81)		(0.72)		(0.54)

Net asset value, end of period	$8.50		$8.21		$7.72		$9.88		$10.00		$9.74

Total return (b)	3.53%		11.27%		(14.40)%		7.02%		10.22%		13.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,717		$18,467		$20,846		$29,647		$30,048		$28,781
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(j)	0.28	%(j)	0.26	%(k)	0.25	%(m)	0.27	%(n)	0.27	%(o)
Before waivers (a)(f)	0.29%		0.29%		0.26%		0.25%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.10%		1.97%		1.36%		0.92%		1.15%		1.61%
Before waivers (a)(f)(x)	0.10%		1.96%		1.36%		0.92%		1.15%		1.61%
Portfolio turnover rate^	4	%(z)	9%		10%		27%		23%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class IB and 0.82% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB and 0.81% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB and 0.84% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.6%)
1290 Avantis U.S. Large Cap Growth Fund‡	1,517,148	$26,003,909
1290 VT Equity Income Portfolio‡	11,247,912	57,157,344
1290 VT GAMCO Small Company Value Portfolio‡	649,630	46,139,379
1290 VT Micro Cap Portfolio‡	3,778,780	34,137,942
1290 VT Small Cap Value Portfolio‡	3,594,592	39,819,606
ATM International Managed Volatility Portfolio‡	28,839,105	320,566,514
ATM Large Cap Managed Volatility Portfolio‡	43,211,623	712,387,849
ATM Mid Cap Managed Volatility Portfolio‡	11,610,627	97,772,565
ATM Small Cap Managed Volatility Portfolio‡	19,056,943	207,803,909
EQ/AB Small Cap Growth Portfolio‡	6,465,981	113,230,253
EQ/American Century Mid Cap Value Portfolio‡	988,582	21,503,169
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	9,467,334	105,580,039
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,326,735	33,008,393
EQ/Global Equity Managed Volatility Portfolio‡	6,531,169	116,821,137
EQ/International Core Managed Volatility Portfolio‡	6,560,099	76,225,586
EQ/International Equity Index Portfolio‡	664,432	7,556,140
EQ/International Value Managed Volatility Portfolio‡	7,980,257	111,724,527
EQ/Janus Enterprise Portfolio‡	1,743,326	38,888,278
EQ/JPMorgan Growth Stock Portfolio*‡	722,671	53,644,437
EQ/JPMorgan Value Opportunities Portfolio‡	2,822,529	57,127,778
EQ/Large Cap Core Managed Volatility Portfolio‡	10,890,589	134,182,629
EQ/Large Cap Value Managed Volatility Portfolio‡	4,037,064	77,389,491
EQ/Loomis Sayles Growth Portfolio*‡	4,418,382	53,584,242
EQ/MFS International Growth Portfolio‡	16,569,682	128,191,056
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,794,831	49,149,791
EQ/Value Equity Portfolio‡	2,420,808	56,093,267

Total Equity		2,775,689,230

Fixed Income (49.3%)
1290 Diversified Bond Fund‡	16,880,039	142,298,730
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,361,953	202,733,217
1290 VT High Yield Bond Portfolio‡	6,304,751	56,598,151
EQ/Core Bond Index Portfolio‡	48,932,725	452,226,560
EQ/Core Plus Bond Portfolio‡	46,452,915	160,910,290
EQ/Intermediate Government Bond Portfolio‡	60,491,135	577,766,879
EQ/Long-Term Bond Portfolio‡	58,921,535	405,769,187
EQ/PIMCO Ultra Short Bond Portfolio‡	25,670,566	257,753,680
EQ/Quality Bond PLUS Portfolio‡	22,527,260	174,079,859
Multimanager Core Bond Portfolio‡	31,774,998	269,070,726

Total Fixed Income		2,699,207,279

Total Investments in Securities (99.9%) (Cost $4,947,827,652)		5,474,896,509
Other Assets Less Liabilities (0.1%)		4,845,129

Net Assets (100%)		$5,479,741,638

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	1,517,148	—	24,932,169	(239,393)	3,793	1,307,340	26,003,909	—	—
1290 VT Equity Income Portfolio	11,247,912	64,064,717	27,635	(10,274,571)	1,609,757	1,729,806	57,157,344	—	—
1290 VT GAMCO Small Company Value Portfolio	649,630	52,037,151	22,174	(6,631,576)	2,193,628	(1,481,998)	46,139,379	—	—
1290 VT Micro Cap Portfolio	3,778,780	35,265,642	16,602	(2,335,382)	(39,783)	1,230,863	34,137,942	—	—
1290 VT Small Cap Value Portfolio	3,594,592	40,273,901	16,713	(2,388,581)	24,434	1,893,139	39,819,606	—	—
ATM International Managed Volatility Portfolio	28,839,105	331,873,385	128,402	(27,745,451)	764,782	15,545,396	320,566,514	—	—
ATM Large Cap Managed Volatility Portfolio	43,211,623	721,735,646	273,021	(109,040,089)	20,415,764	79,003,507	712,387,849	—	—
ATM Mid Cap Managed Volatility Portfolio	11,610,627	97,601,557	28,620	(5,353,358)	(32,848)	5,528,594	97,772,565	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	19,056,943	225,566,359	94,757	(20,761,892)	772,805	2,131,880	207,803,909	—	—
EQ/AB Small Cap Growth Portfolio	6,465,981	114,539,523	44,565	(6,369,549)	77,049	4,938,665	113,230,253	—	—
EQ/American Century Mid Cap Value Portfolio	988,582	22,123,686	5,625	(822,793)	3,344	193,307	21,503,169	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	9,467,334	101,733,973	38,994	(7,073,356)	(308,056)	11,188,484	105,580,039	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,326,735	34,820,179	16,601	(2,335,382)	(151,666)	658,661	33,008,393	—	—
EQ/Global Equity Managed Volatility Portfolio	6,531,169	118,686,698	44,676	(14,122,748)	3,268,585	8,943,926	116,821,137	—	—
EQ/International Core Managed Volatility Portfolio	6,560,099	79,209,298	33,314	(6,923,963)	2,382,989	1,523,948	76,225,586	—	—
EQ/International Equity Index Portfolio	664,432	7,131,863	—	—	—	424,277	7,556,140	—	—
EQ/International Value Managed Volatility Portfolio	7,980,257	118,789,857	44,675	(10,322,748)	(332,408)	3,545,151	111,724,527	—	—
EQ/Janus Enterprise Portfolio	1,743,326	38,575,744	11,416	(1,725,384)	24,927	2,001,575	38,888,278	—	—
EQ/JPMorgan Growth Stock Portfolio*	722,671	57,346,990	11,580	(16,295,182)	342,271	12,238,778	53,644,437	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,822,529	64,587,157	27,634	(11,174,571)	2,421,573	1,265,985	57,127,778	—	—
EQ/Large Cap Core Managed Volatility Portfolio	10,890,589	137,050,441	60,786	(22,418,737)	10,407,280	9,082,859	134,182,629	—	—
EQ/Large Cap Growth Index Portfolio	—	8,462,064	—	(9,331,677)	6,665,973	(5,796,360)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	4,037,064	86,878,711	44,019	(15,603,557)	9,364,959	(3,294,641)	77,389,491	—	—
EQ/Loomis Sayles Growth Portfolio*	4,418,382	66,898,129	22,173	(22,741,576)	8,929,194	476,322	53,584,242	—	—
EQ/MFS International Growth Portfolio	16,569,682	130,673,317	55,597	(10,208,738)	612,622	7,058,258	128,191,056	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	6,794,831	57,710,701	32,877	(6,511,169)	(698,598)	(1,384,020)	49,149,791	—	—
EQ/Value Equity Portfolio	2,420,808	65,164,740	27,634	(12,474,571)	7,153,921	(3,778,457)	56,093,267	—	—
Fixed Income
1290 Diversified Bond Fund	16,880,039	144,050,563	8,132,392	(1,329,964)	(3,077)	(8,551,184)	142,298,730	3,713,642	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,361,953	204,341,783	7,928,209	(11,253,108)	6,610	1,709,723	202,733,217	—	—
1290 VT High Yield Bond Portfolio	6,304,751	55,406,635	2,096,985	(2,521,577)	363	1,615,745	56,598,151	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	48,932,725	434,312,337	45,330,732	(29,272,970)	2,263	1,854,198	452,226,560	—	—
EQ/Core Plus Bond Portfolio	46,452,915	165,704,384	6,561,553	(8,891,127)	(57,245)	(2,407,275)	160,910,290	—	—
EQ/Intermediate Government Bond Portfolio	60,491,135	564,564,398	47,255,673	(36,862,517)	1,103	2,808,222	577,766,879	—	—
EQ/Long-Term Bond Portfolio	58,921,535	417,593,832	32,558,948	(28,925,395)	(385,542)	(15,072,656)	405,769,187	—	—
EQ/PIMCO Ultra Short Bond Portfolio	25,670,566	253,173,115	10,270,196	(13,774,686)	114,192	7,970,863	257,753,680	—	—
EQ/Quality Bond PLUS Portfolio	22,527,260	177,104,743	6,366,848	(9,554,324)	(11,447)	174,039	174,079,859	—	—
Multimanager Core Bond Portfolio	31,774,998	271,752,213	16,482,081	(14,597,479)	(45,411)	(4,520,678)	269,070,726	5,015,759	—

Total		5,566,805,432	209,045,876	(518,209,141)	75,498,100	141,756,242	5,474,896,509	8,729,401	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$168,302,639	$5,306,593,870	$—	$5,474,896,509

Total Assets	$168,302,639	$5,306,593,870	$—	$5,474,896,509

Total Liabilities	$—	$—	$—	$—

Total	$168,302,639	$5,306,593,870	$—	$5,474,896,509

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$209,045,876
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$518,209,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$925,956,298
Aggregate gross unrealized depreciation	(423,959,761)

Net unrealized appreciation	$501,996,537

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,972,899,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,947,827,652)	$5,474,896,509
Cash	6,039,673
Receivable for securities sold	2,000,454
Dividends, interest and other receivables	1,643,488
Receivable for Portfolio shares sold	754,117
Other assets	62,703

Total assets	5,485,396,944

LIABILITIES
Payable for Portfolio shares repurchased	3,291,421
Distribution fees payable – Class IB	743,434
Administrative fees payable	568,661
Investment management fees payable	414,421
Distribution fees payable – Class IA	330,851
Accrued expenses	306,518

Total liabilities	5,655,306

Commitments and contingent liabilities^
NET ASSETS	$5,479,741,638

Net assets were comprised of:
Paid in capital	$4,826,000,703
Total distributable earnings (loss)	653,740,935

Net assets	$5,479,741,638

Class IA
Net asset value, offering and redemption price per share, $1,612,243,152 / 129,649,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.44

Class IB
Net asset value, offering and redemption price per share, $3,617,923,555 / 294,373,657 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.29

Class K
Net asset value, offering and redemption price per share, $249,574,931 / 20,029,736 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.46

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$8,729,401
Interest	145,224

Total income	8,874,625

EXPENSES
Distribution fees – Class IB	4,529,711
Administrative fees	3,468,035
Investment management fees	2,520,678
Distribution fees – Class IA	2,005,872
Printing and mailing expenses	244,333
Custodian fees	119,305
Professional fees	106,799
Trustees’ fees	91,661
Miscellaneous	37,311

Total expenses	13,123,705

NET INVESTMENT INCOME (LOSS)	(4,249,080)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($75,498,100 realized gain (loss) from affiliates)	75,500,381
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	141,756,242

NET REALIZED AND UNREALIZED GAIN (LOSS)	217,256,623

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$213,007,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,249,080)	$93,137,566
Net realized gain (loss)	75,500,381	137,478,092
Net change in unrealized appreciation (depreciation)	141,756,242	412,743,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	213,007,543	643,359,361

Distributions to shareholders:
Class IA	—	(64,112,057)
Class IB	—	(147,941,018)
Class K	—	(10,553,304)

Total distributions to shareholders	—	(222,606,379)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,067,434 and 2,039,026 shares, respectively ]	13,014,820	23,778,753
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,504,141 shares, respectively ]	—	64,112,057
Capital shares repurchased [ (7,227,447) and (14,090,807) shares, respectively ]	(87,876,278)	(163,721,893)

Total Class IA transactions	(74,861,458)	(75,831,083)

Class IB
Capital shares sold [ 5,249,336 and 9,450,830 shares, respectively ]	63,023,979	108,936,911
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,851,653 shares, respectively ]	—	147,941,018
Capital shares repurchased [ (23,234,019) and (49,649,805) shares, respectively ]	(279,278,341)	(570,236,506)

Total Class IB transactions	(216,254,362)	(313,358,577)

Class K
Capital shares sold [ 322,096 and 742,959 shares, respectively ]	3,920,455	8,639,869
Capital shares issued in reinvestment of dividends and distributions [ 0 and 903,848 shares, respectively ]	—	10,553,304
Capital shares repurchased [ (1,447,213) and (2,829,172) shares, respectively ]	(17,596,825)	(32,853,082)

Total Class K transactions	(13,676,370)	(13,659,909)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(304,792,190)	(402,849,569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(91,784,647)	17,903,413
NET ASSETS:
Beginning of period	5,571,526,285	5,553,622,872

End of period	$5,479,741,638	$5,571,526,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IA			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.96		$11.09		$14.48		$14.57		$14.06		$12.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.20		0.14		0.11		0.12		0.19
Net realized and unrealized gain (loss)	0.49		1.16		(2.40)		1.09		1.44		1.80

Total from investment operations	0.48		1.36		(2.26)		1.20		1.56		1.99

Less distributions:
Dividends from net investment income	—		(0.23)		(0.15)		(0.39)		(0.31)		(0.23)
Distributions from net realized gains	—		(0.26)		(0.98)		(0.90)		(0.74)		(0.66)

Total dividends and distributions	—		(0.49)		(1.13)		(1.29)		(1.05)		(0.89)

Net asset value, end of period	$12.44		$11.96		$11.09		$14.48		$14.57		$14.06

Total return (b)	4.01%		12.35%		(15.47)%		8.35%		11.32%		15.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,612,243		$1,624,820		$1,579,282		$2,021,935		$2,005,206		$1,955,663
Ratio of expenses to average net assets (a)(f)	0.49%		0.51	%(j)	0.49	%(k)	0.48	%(o)	0.49	%(jj)	0.49	%(jj)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.17)%		1.69%		1.12%		0.70%		0.89%		1.35%
Portfolio turnover rate^	4	%(z)	9%		10%		25%		22%		13%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.82		$10.97		$14.34		$14.43		$13.94		$12.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.19		0.14		0.10		0.12		0.18
Net realized and unrealized gain (loss)	0.48		1.15		(2.38)		1.10		1.42		1.80

Total from investment operations	0.47		1.34		(2.24)		1.20		1.54		1.98

Less distributions:
Dividends from net investment income	—		(0.23)		(0.15)		(0.39)		(0.31)		(0.23)
Distributions from net realized gains	—		(0.26)		(0.98)		(0.90)		(0.74)		(0.66)

Total dividends and distributions	—		(0.49)		(1.13)		(1.29)		(1.05)		(0.89)

Net asset value, end of period	$12.29		$11.82		$10.97		$14.34		$14.43		$13.94

Total return (b)	3.98%		12.31%		(15.48)%		8.43%		11.27%		15.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,617,924		$3,693,421		$3,726,401		$4,956,863		$5,024,535		$4,997,804
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.51	%(k)	0.49	%(o)	0.48	%(jj)	0.49	%(j)	0.49	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.17)%		1.66%		1.09%		0.69%		0.88%		1.33%
Portfolio turnover rate^	4	%(z)	9%		10%		25%		22%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.97		$11.10		$14.49		$14.57		$14.07		$12.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01	†	0.23		0.17		0.14		0.16		0.23
Net realized and unrealized gain (loss)	0.48		1.16		(2.40)		1.11		1.42		1.80

Total from investment operations	0.49		1.39		(2.23)		1.25		1.58		2.03

Less distributions:
Dividends from net investment income	—		(0.26)		(0.18)		(0.43)		(0.34)		(0.26)
Distributions from net realized gains	—		(0.26)		(0.98)		(0.90)		(0.74)		(0.66)

Total dividends and distributions	—		(0.52)		(1.16)		(1.33)		(1.08)		(0.92)

Net asset value, end of period	$12.46		$11.97		$11.10		$14.49		$14.57		$14.07

Total return (b)	4.09%		12.61%		(15.24)%		8.68%		11.49%		15.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249,575		$253,286		$247,941		$316,250		$312,558		$304,750
Ratio of expenses to average net assets (a)(f)	0.24	%(j)	0.26	%(k)	0.24	%(o)	0.23	%(jj)	0.24	%(j)	0.24	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	0.08%		1.94%		1.38%		0.95%		1.13%		1.61%
Portfolio turnover rate^	4	%(z)	9%		10%		25%		22%		13%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA, 1.08% for Class IB and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA, 1.07% for Class IB and 0.82% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IA, 1.06% for Class IB and 0.81% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.8%)
1290 Avantis U.S. Large Cap Growth Fund‡	2,454,116	$42,063,541
1290 VT Equity Income Portfolio‡	22,304,156	113,340,706
1290 VT GAMCO Small Company Value Portfolio‡	1,447,495	102,807,026
1290 VT Micro Cap Portfolio‡	7,848,829	70,907,253
1290 VT Small Cap Value Portfolio‡	6,520,061	72,226,909
ATM International Managed Volatility Portfolio‡	48,689,573	541,218,138
ATM Large Cap Managed Volatility Portfolio‡	75,506,423	1,244,800,686
ATM Mid Cap Managed Volatility Portfolio‡	14,016,808	118,034,903
ATM Small Cap Managed Volatility Portfolio‡	46,786,665	510,178,978
EQ/AB Small Cap Growth Portfolio‡	12,711,919	222,607,183
EQ/American Century Mid Cap Value Portfolio‡	1,047,428	22,783,158
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	16,288,408	181,648,907
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,582,444	79,195,736
EQ/Global Equity Managed Volatility Portfolio‡	11,316,873	202,421,640
EQ/International Core Managed Volatility Portfolio‡	11,036,423	128,238,577
EQ/International Equity Index Portfolio‡	661,442	7,522,134
EQ/International Value Managed Volatility Portfolio‡	13,532,713	189,459,551
EQ/Janus Enterprise Portfolio‡	1,910,601	42,619,662
EQ/JPMorgan Growth Stock Portfolio*‡	1,048,009	77,794,514
EQ/JPMorgan Value Opportunities Portfolio‡	5,644,907	114,252,502
EQ/Large Cap Core Managed Volatility Portfolio‡	18,924,859	233,172,636
EQ/Large Cap Value Managed Volatility Portfolio‡	8,001,869	153,393,782
EQ/Loomis Sayles Growth Portfolio*‡	6,504,053	78,878,360
EQ/MFS International Growth Portfolio‡	28,034,314	216,886,984
EQ/Morgan Stanley Small Cap Growth Portfolio‡	14,856,361	107,462,125
EQ/Value Equity Portfolio‡	4,892,654	113,369,165

Total Equity		4,987,284,756

Fixed Income (29.1%)
1290 Diversified Bond Fund‡	12,773,007	107,676,447
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,730,028	153,859,808
1290 VT High Yield Bond Portfolio‡	4,698,546	42,179,149
EQ/Core Bond Index Portfolio‡	35,677,153	329,721,182
EQ/Core Plus Bond Portfolio‡	35,182,158	121,869,021
EQ/Intermediate Government Bond Portfolio‡	43,399,687	414,521,925
EQ/Long-Term Bond Portfolio‡	51,561,755	355,085,308
EQ/PIMCO Ultra Short Bond Portfolio‡	19,003,210	190,807,918
EQ/Quality Bond PLUS Portfolio‡	16,671,551	128,829,747
Multimanager Core Bond Portfolio‡	24,142,571	204,439,318

Total Fixed Income		2,048,989,823

Total Investments in Securities (99.9%) (Cost $5,723,337,559)		7,036,274,579
Other Assets Less Liabilities (0.1%)		3,789,423

Net Assets (100%)		$7,040,064,002

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	2,454,116	—	40,503,985	(375,153)	5,807	1,928,902	42,063,541	—	—
1290 VT Equity Income Portfolio	22,304,156	129,716,711	—	(23,163,437)	2,449,195	4,338,237	113,340,706	—	—
1290 VT GAMCO Small Company Value Portfolio	1,447,495	110,750,272	—	(9,738,406)	1,707,409	87,751	102,807,026	—	—
1290 VT Micro Cap Portfolio	7,848,829	65,187,587	8,100,000	(4,604,163)	(333,651)	2,557,480	70,907,253	—	—
1290 VT Small Cap Value Portfolio	6,520,061	73,277,621	—	(4,529,133)	6,523	3,471,898	72,226,909	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	48,689,573	552,929,093	—	(38,845,548)	443,594	26,690,999	541,218,138	—	—
ATM Large Cap Managed Volatility Portfolio	75,506,423	1,267,367,879	—	(200,780,936)	34,281,852	143,931,891	1,244,800,686	—	—
ATM Mid Cap Managed Volatility Portfolio	14,016,808	107,618,452	10,800,000	(6,499,053)	(33,950)	6,149,454	118,034,903	—	—
ATM Small Cap Managed Volatility Portfolio	46,786,665	468,423,546	73,799,999	(38,554,174)	1,053,280	5,456,327	510,178,978	—	—
EQ/AB Small Cap Growth Portfolio	12,711,919	227,211,620	—	(14,532,106)	(1,669,654)	11,597,323	222,607,183	—	—
EQ/American Century Mid Cap Value Portfolio	1,047,428	23,740,774	—	(1,169,798)	4,959	207,223	22,783,158	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	16,288,408	173,404,274	—	(10,303,094)	(477,163)	19,024,890	181,648,907	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,582,444	77,072,339	8,749,999	(7,604,163)	(144,431)	1,121,992	79,195,736	—	—
EQ/Global Equity Managed Volatility Portfolio	11,316,873	197,623,921	—	(15,755,115)	(216,166)	20,769,000	202,421,640	—	—
EQ/International Core Managed Volatility Portfolio	11,036,423	131,132,048	—	(9,345,720)	3,104,091	3,348,158	128,238,577	—	—
EQ/International Equity Index Portfolio	661,442	7,099,765	—	—	—	422,369	7,522,134	—	—
EQ/International Value Managed Volatility Portfolio	13,532,713	196,905,210	—	(12,655,116)	(456,338)	5,665,795	189,459,551	—	—
EQ/Janus Enterprise Portfolio	1,910,601	42,755,112	—	(2,377,112)	30,186	2,211,476	42,619,662	—	—
EQ/JPMorgan Growth Stock Portfolio*	1,048,009	87,607,525	—	(29,784,426)	2,436,892	17,534,523	77,794,514	—	—
EQ/JPMorgan Value Opportunities Portfolio	5,644,907	121,019,075	—	(14,213,437)	2,106,408	5,340,456	114,252,502	—	—
EQ/Large Cap Core Managed Volatility Portfolio	18,924,859	266,336,968	—	(68,916,287)	30,789,078	4,962,877	233,172,636	—	—
EQ/Large Cap Growth Index Portfolio	—	9,252,764	—	(10,203,984)	7,390,757	(6,439,537)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	8,001,869	173,096,490	—	(31,804,932)	17,159,474	(5,057,250)	153,393,782	—	—
EQ/Loomis Sayles Growth Portfolio*	6,504,053	120,536,321	—	(58,318,545)	22,804,532	(6,143,948)	78,878,360	—	—
EQ/MFS International Growth Portfolio	28,034,314	218,464,868	—	(14,682,167)	2,392,848	10,711,435	216,886,984	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	14,856,361	114,670,866	6,499,999	(9,627,820)	1,004,081	(5,085,001)	107,462,125	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Value Equity Portfolio	4,892,654	132,054,470	—	(25,363,437)	14,491,509	(7,813,377)	113,369,165	—	—
Fixed Income
1290 Diversified Bond Fund	12,773,007	106,883,645	8,358,858	(1,125,458)	(2,360)	(6,438,238)	107,676,447	2,808,942	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,730,028	151,409,167	10,350,001	(9,208,327)	(11,904)	1,320,871	153,859,808	—	—
1290 VT High Yield Bond Portfolio	4,698,546	40,781,376	2,529,998	(2,339,597)	9,318	1,198,054	42,179,149	—	—
EQ/Core Bond Index Portfolio	35,677,153	306,244,837	45,600,002	(23,515,341)	10,552	1,381,132	329,721,182	—	—
EQ/Core Plus Bond Portfolio	35,182,158	122,195,323	9,424,999	(7,925,982)	(6,322)	(1,818,997)	121,869,021	—	—
EQ/Intermediate Government Bond Portfolio	43,399,687	395,733,880	46,644,999	(29,896,372)	(4,371)	2,043,789	414,521,925	—	—
EQ/Long-Term Bond Portfolio	51,561,755	349,433,120	46,300,000	(27,519,260)	(358,795)	(12,769,757)	355,085,308	—	—
EQ/PIMCO Ultra Short Bond Portfolio	19,003,210	190,614,019	4,700,000	(10,565,701)	104,018	5,955,582	190,807,918	—	—
EQ/Quality Bond PLUS Portfolio	16,671,551	129,208,376	7,425,000	(7,925,982)	(8,209)	130,562	128,829,747	—	—
Multimanager Core Bond Portfolio	24,142,571	201,441,028	18,126,547	(11,697,985)	(33,245)	(3,397,027)	204,439,318	3,797,695	—

Total		7,089,200,342	347,914,386	(795,467,267)	140,029,804	254,597,314	7,036,274,579	6,606,637	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$149,739,988	$6,886,534,591	$—	$7,036,274,579

Total Assets	$149,739,988	$6,886,534,591	$—	$7,036,274,579

Total Liabilities	$—	$—	$—	$—

Total	$149,739,988	$6,886,534,591	$—	$7,036,274,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$347,914,386
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$795,467,267

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,570,285,960
Aggregate gross unrealized depreciation	(327,498,253)

Net unrealized appreciation	$1,242,787,707

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,793,486,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,723,337,559)	$7,036,274,579
Cash	6,106,676
Receivable for securities sold	3,544,966
Dividends, interest and other receivables	1,246,232
Receivable for Portfolio shares sold	461,428
Other assets	80,236

Total assets	7,047,714,117

LIABILITIES
Payable for Portfolio shares repurchased	4,584,029
Distribution fees payable – Class IB	1,435,116
Administrative fees payable	730,205
Investment management fees payable	526,329
Accrued expenses	374,436

Total liabilities	7,650,115

Commitments and contingent liabilities^
NET ASSETS	$7,040,064,002

Net assets were comprised of:
Paid in capital	$5,520,926,699
Total distributable earnings (loss)	1,519,137,303

Net assets	$7,040,064,002

Class IB
Net asset value, offering and redemption price per share, $6,990,568,170 / 709,756,705 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class K
Net asset value, offering and redemption price per share, $49,495,832 / 5,016,942 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$6,606,637
Interest	161,042

Total income	6,767,679

EXPENSES
Distribution fees – Class IB (a)	8,476,411
Administrative fees	4,444,850
Investment management fees	3,195,735
Printing and mailing expenses	312,004
Distribution fees – Class IA (a)	236,512
Professional fees	130,910
Trustees’ fees	117,181
Custodian fees	111,388
Miscellaneous	47,651

Total expenses	17,072,642

NET INVESTMENT INCOME (LOSS)	(10,304,963)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	140,029,804
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	254,597,314

NET REALIZED AND UNREALIZED GAIN (LOSS)	394,627,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$384,322,155

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(10,304,963)	$92,859,399
Net realized gain (loss)	140,029,804	242,936,237
Net change in unrealized appreciation (depreciation)	254,597,314	658,499,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	384,322,155	994,295,241

Distributions to shareholders:
Class IA	—	(8,701,095)
Class IB	—	(302,039,858)
Class K	—	(2,388,840)

Total distributions to shareholders	—	(313,129,793)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ (20,193,858) and 787,788 shares, respectively ]	3,748,909	7,161,105
Capital shares issued in reinvestment of dividends and distributions [ 0 and 967,830 shares, respectively ]	—	8,701,095
Capital shares repurchased in connection with share class combination (Note 1) [ (20,598,780) and 0 shares, respectively ]	(202,598,768)	—
Capital shares repurchased [ (1,102,142) and (2,221,694) shares, respectively ]	(213,118,709)	(19,955,957)

Total Class IA transactions	(411,968,568)	(4,093,757)

Class IB
Capital shares sold [ 25,613,941 and 11,140,587 shares, respectively ]	48,184,370	100,231,258
Capital shares issued in connection with share class combination (Note 1) [ 20,586,971 and 0 shares, respectively ]	202,598,768	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,582,918 shares, respectively ]	—	302,039,858
Capital shares repurchased [ (49,708,522) and (100,076,513) shares, respectively ]	(273,477,976)	(899,600,480)

Total Class IB transactions	(22,694,838)	(497,329,364)

Class K
Capital shares sold [ 81,716 and 255,313 shares, respectively ]	785,934	2,301,228
Capital shares issued in reinvestment of dividends and distributions [ 0 and 264,901 shares, respectively ]	—	2,388,840
Capital shares repurchased [ (517,786) and (1,277,984) shares, respectively ]	(4,991,655)	(11,485,774)

Total Class K transactions	(4,205,721)	(6,795,706)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(438,869,127)	(508,218,827)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,546,972)	172,946,621
NET ASSETS:
Beginning of period	7,094,610,974	6,921,664,353

End of period	$7,040,064,002	$7,094,610,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$9.33		$8.47		$11.61		$11.52		$11.09		$9.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.12		0.09		0.08		0.09		0.13
Net realized and unrealized gain (loss)	0.53		1.16		(2.10)		1.35		1.42		1.84

Total from investment operations	0.52		1.28		(2.01)		1.43		1.51		1.97

Less distributions:
Dividends from net investment income	—		(0.15)		(0.10)		(0.42)		(0.27)		(0.17)
Distributions from net realized gains	—		(0.27)		(1.03)		(0.92)		(0.81)		(0.70)

Total dividends and distributions	—		(0.42)		(1.13)		(1.34)		(1.08)		(0.87)

Net asset value, end of period	$9.85		$9.33		$8.47		$11.61		$11.52		$11.09

Total return (b)	5.57%		15.36%		(17.08)%		12.67%		14.13%		20.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,990,568		$6,845,088		$6,684,718		$8,960,367		$8,774,906		$8,527,658
Ratio of expenses to average net assets (a)(f)	0.49	%(jj)	0.50	%(j)	0.49	%(k)	0.48	%(o)	0.49	%(jj)	0.49	%(kk)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.29)%		1.33%		0.90%		0.63%		0.79%		1.22%
Portfolio turnover rate^	5	%(z)	8%		9%		23%		21%		12%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$9.33		$8.47		$11.61		$11.52		$11.09		$9.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.14		0.12		0.11		0.11		0.16
Net realized and unrealized gain (loss)	0.54		1.16		(2.11)		1.35		1.43		1.84

Total from investment operations	0.54		1.30		(1.99)		1.46		1.54		2.00

Less distributions:
Dividends from net investment income	—		(0.17)		(0.12)		(0.45)		(0.30)		(0.20)
Distributions from net realized gains	—		(0.27)		(1.03)		(0.92)		(0.81)		(0.70)

Total dividends and distributions	—		(0.44)		(1.15)		(1.37)		(1.11)		(0.90)

Net asset value, end of period	$9.87		$9.33		$8.47		$11.61		$11.52		$11.09

Total return (b)	5.79%		15.62%		(16.86)%		12.95%		14.38%		20.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,496		$50,886		$52,619		$65,780		$66,068		$67,291
Ratio of expenses to average net assets (a)(f)	0.24	%(jj)	0.25	%(j)	0.24	%(k)	0.23	%(o)	0.24	%(jj)	0.24	%(kk)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.05)%		1.59%		1.18%		0.87%		0.99%		1.42%
Portfolio turnover rate^	5	%(z)	8%		9%		23%		21%		12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB and 0.88% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class IB and 0.84% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(kk)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IB and 0.86% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.1%)
1290 Avantis U.S. Large Cap Growth Fund‡	1,329,614	$22,789,576
1290 VT Equity Income Portfolio‡	14,379,608	73,071,359
1290 VT GAMCO Small Company Value Portfolio‡	1,098,586	78,026,046
1290 VT Micro Cap Portfolio‡	4,012,606	36,250,361
1290 VT Small Cap Value Portfolio‡	3,201,945	35,470,004
ATM International Managed Volatility Portfolio‡	29,852,280	331,828,651
ATM Large Cap Managed Volatility Portfolio‡	47,318,787	780,098,648
ATM Mid Cap Managed Volatility Portfolio‡	6,679,321	56,246,263
ATM Small Cap Managed Volatility Portfolio‡	23,824,892	259,795,373
EQ/AB Small Cap Growth Portfolio‡	5,929,644	103,838,078
EQ/American Century Mid Cap Value Portfolio‡	556,068	12,095,339
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	10,065,159	112,247,009
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,991,318	42,436,541
EQ/Global Equity Managed Volatility Portfolio‡	7,020,235	125,568,914
EQ/International Core Managed Volatility Portfolio‡	6,167,544	71,664,263
EQ/International Equity Index Portfolio‡	542,938	6,174,475
EQ/International Value Managed Volatility Portfolio‡	7,201,889	100,827,290
EQ/Janus Enterprise Portfolio‡	782,630	17,458,084
EQ/JPMorgan Growth Stock Portfolio*‡	545,784	40,513,963
EQ/JPMorgan Value Opportunities Portfolio‡	3,374,205	68,293,652
EQ/Large Cap Core Managed Volatility Portfolio‡	12,794,482	157,640,445
EQ/Large Cap Value Managed Volatility Portfolio‡	5,092,221	97,616,582
EQ/Loomis Sayles Growth Portfolio*‡	4,263,918	51,710,962
EQ/MFS International Growth Portfolio‡	16,940,453	131,059,523
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,263,282	52,538,283
EQ/Value Equity Portfolio‡	3,106,511	71,981,912

Total Equity		2,937,241,596

Fixed Income (8.9%)
1290 Diversified Bond Fund‡	1,715,609	14,462,584
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,489,277	21,601,753
1290 VT High Yield Bond Portfolio‡	745,109	6,688,891
EQ/Core Bond Index Portfolio‡	4,546,296	42,015,966
EQ/Core Plus Bond Portfolio‡	4,959,877	17,180,737
EQ/Intermediate Government Bond Portfolio‡	5,650,879	53,973,047
EQ/Long-Term Bond Portfolio‡	8,577,144	59,067,378
EQ/PIMCO Ultra Short Bond Portfolio‡`	2,599,414	26,100,263
EQ/Quality Bond PLUS Portfolio‡	2,236,809	17,284,990
Multimanager Core Bond Portfolio‡	3,404,265	28,827,320

Total Fixed Income		287,202,929

Total Investments in Securities (100.0%) (Cost $2,413,963,953)		3,224,444,525
Other Assets Less Liabilities (0.0%)†		33,216

Net Assets (100%)		$3,224,477,741

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	1,329,614	—	21,868,395	(189,935)	3,507	1,107,609	22,789,576	—	—
1290 VT Equity Income Portfolio	14,379,608	73,455,650	751	(4,480,021)	191,048	3,903,931	73,071,359	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	1,098,586	80,232,274	668	(3,575,531)	150,143	1,218,492	78,026,046	—	—
1290 VT Micro Cap Portfolio	4,012,606	29,887,749	7,500,418	(2,171,395)	(115,996)	1,149,585	36,250,361	—	—
1290 VT Small Cap Value Portfolio	3,201,945	35,863,444	417	(2,108,083)	5,021	1,709,205	35,470,004	—	—
ATM International Managed Volatility Portfolio	29,852,280	332,605,245	3,342	(17,355,332)	182,107	16,393,289	331,828,651	—	—
ATM Large Cap Managed Volatility Portfolio	47,318,787	741,642,570	7,353	(68,852,022)	(1,163,286)	108,464,033	780,098,648	—	—
ATM Mid Cap Managed Volatility Portfolio	6,679,321	55,725,306	501	(2,665,820)	(17,117)	3,203,393	56,246,263	—	—
ATM Small Cap Managed Volatility Portfolio	23,824,892	244,976,544	25,802,758	(14,574,957)	(1,530)	3,592,558	259,795,373	—	—
EQ/AB Small Cap Growth Portfolio	5,929,644	98,438,835	7,001,169	(5,940,620)	(556,673)	4,895,367	103,838,078	—	—
EQ/American Century Mid Cap Value Portfolio	556,068	12,431,026	83	(446,941)	(389)	111,560	12,095,339	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	10,065,159	107,082,450	1,254	(6,308,422)	(268,269)	11,739,996	112,247,009	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,991,318	41,400,169	4,000,503	(3,523,369)	(14,784)	574,022	42,436,541	—	—
EQ/Global Equity Managed Volatility Portfolio	7,020,235	120,116,531	1,168	(7,083,071)	(31,188)	12,565,474	125,568,914	—	—
EQ/International Core Managed Volatility Portfolio	6,167,544	72,350,738	836	(4,279,478)	1,091,538	2,500,629	71,664,263	—	—
EQ/International Equity Index Portfolio	542,938	5,827,778	—	—	—	346,697	6,174,475	—	—
EQ/International Value Managed Volatility Portfolio	7,201,889	104,134,173	1,170	(6,083,071)	97,628	2,677,390	100,827,290	—	—
EQ/Janus Enterprise Portfolio	782,630	17,465,193	168	(925,539)	11,822	906,440	17,458,084	—	—
EQ/JPMorgan Growth Stock Portfolio*	545,784	34,139,300	333	(1,787,765)	17,327	8,144,768	40,513,963	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,374,205	67,963,451	752	(3,880,021)	106,278	4,103,192	68,293,652	—	—
EQ/Large Cap Core Managed Volatility Portfolio	12,794,482	169,736,950	1,837	(36,545,452)	12,396,775	12,050,335	157,640,445	—	—
EQ/Large Cap Growth Index Portfolio	—	6,500,317	—	(7,168,395)	4,788,111	(4,120,033)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,092,221	106,702,633	1,338	(16,581,256)	6,953,195	540,672	97,616,582	—	—
EQ/Loomis Sayles Growth Portfolio*	4,263,918	66,831,345	668	(25,120,660)	10,315,908	(316,299)	51,710,962	—	—
EQ/MFS International Growth Portfolio	16,940,453	130,472,105	1,421	(7,313,100)	1,077,793	6,821,304	131,059,523	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	7,263,282	55,030,968	3,500,834	(4,026,231)	288,412	(2,255,700)	52,538,283	—	—
EQ/Value Equity Portfolio	3,106,511	83,548,807	753	(15,880,021)	5,347,744	(1,035,371)	71,981,912	—	—
Fixed Income
1290 Diversified Bond Fund	1,715,609	13,693,713	1,788,449	(158,279)	213	(861,512)	14,462,584	375,753	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,489,277	19,550,232	3,150,251	(1,277,512)	(667)	179,449	21,601,753	—	—
1290 VT High Yield Bond Portfolio	745,109	5,923,905	639,999	(63,312)	238	188,061	6,688,891	—	—
EQ/Core Bond Index Portfolio	4,546,296	38,261,628	6,150,502	(2,555,025)	(1,136)	159,997	42,015,966	—	—
EQ/Core Plus Bond Portfolio	4,959,877	15,742,950	2,575,168	(893,883)	(3,730)	(239,768)	17,180,737	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Intermediate Government Bond Portfolio	5,650,879	48,996,851	8,085,668	(3,369,767)	(148)	260,443	53,973,047	—	—
EQ/Long-Term Bond Portfolio	8,577,144	51,477,624	13,100,668	(3,401,423)	(42,856)	(2,066,635)	59,067,378	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,599,414	25,543,420	1,050,251	(1,309,168)	247	815,513	26,100,263	—	—
EQ/Quality Bond PLUS Portfolio	2,236,809	16,171,461	1,975,167	(878,055)	(1,025)	17,442	17,284,990	—	—
Multimanager Core Bond Portfolio	3,404,265	26,424,632	4,218,751	(1,340,824)	(1,119)	(474,120)	28,827,320	527,545	—

Total		3,156,347,967	112,433,764	(284,113,756)	40,805,142	198,971,408	3,224,444,525	903,298	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$37,252,160	$3,187,192,365	$—	$3,224,444,525

Total Assets	$37,252,160	$3,187,192,365	$—	$3,224,444,525

Total Liabilities	$—	$—	$—	$—

Total	$37,252,160	$3,187,192,365	$—	$3,224,444,525

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$112,433,764
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$284,113,756

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$834,716,291
Aggregate gross unrealized depreciation	(56,073,880)

Net unrealized appreciation	$778,642,411

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,445,802,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,413,963,953)	$3,224,444,525
Cash	2,400,970
Receivable for securities sold	1,022,676
Dividends, interest and other receivables	171,348
Receivable for Portfolio shares sold	127,603
Other assets	36,525

Total assets	3,228,203,647

LIABILITIES
Payable for Portfolio shares repurchased	2,272,597
Distribution fees payable – Class IB	655,871
Administrative fees payable	334,264
Investment management fees payable	248,417
Accrued expenses	214,757

Total liabilities	3,725,906

Commitments and contingent liabilities^
NET ASSETS	$3,224,477,741

Net assets were comprised of:
Paid in capital	$2,328,396,435
Total distributable earnings (loss)	896,081,306

Net assets	$3,224,477,741

Class IB
Net asset value, offering and redemption price per share, $3,197,007,475 / 301,465,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.60

Class K
Net asset value, offering and redemption price per share, $27,470,266 / 2,584,541 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.63

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$903,298
Interest	56,639

Total income	959,937

EXPENSES
Distribution fees – Class IB (a)	3,851,358
Administrative fees	2,017,153
Investment management fees	1,495,946
Printing and mailing expenses	143,607
Custodian fees	108,355
Distribution fees – Class IA (a)	95,624
Professional fees	71,395
Trustees’ fees	52,760
Miscellaneous	21,309

Total expenses	7,857,507

NET INVESTMENT INCOME (LOSS)	(6,897,570)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	40,805,142
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	198,971,408

NET REALIZED AND UNREALIZED GAIN (LOSS)	239,776,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$232,878,980

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,897,570)	$31,198,346
Net realized gain (loss)	40,805,142	124,137,572
Net change in unrealized appreciation (depreciation)	198,971,408	355,918,970

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	232,878,980	511,254,888

Distributions to shareholders:
Class IA	—	(3,344,541)
Class IB	—	(125,135,747)
Class K	—	(1,289,221)

Total distributions to shareholders	—	(129,769,509)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 203,478 and 616,504 shares, respectively ]	2,102,974	5,827,377
Capital shares issued in reinvestment of dividends and distributions [ 0 and 355,791 shares, respectively ]	—	3,344,541
Capital shares repurchased in connection with share class combination (Note 1) [ (7,708,608) and 0 shares, respectively ]	(81,572,915)	—
Capital shares repurchased [ (654,193) and (1,333,673) shares, respectively ]	(6,717,376)	(12,513,291)

Total Class IA transactions	(86,187,317)	(3,341,373)

Class IB
Capital shares sold [ 3,135,860 and 7,183,376 shares, respectively ]	32,095,333	67,223,308
Capital shares issued in connection with share class combination (Note 1) [ 7,706,586 and 0 shares, respectively ]	81,572,915	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,303,701 shares, respectively ]	—	125,135,747
Capital shares repurchased [ (18,419,799) and (33,997,364) shares, respectively ]	(189,214,089)	(318,090,802)

Total Class IB transactions	(75,545,841)	(125,731,747)

Class K
Capital shares sold [ 120,643 and 210,665 shares, respectively ]	1,226,019	1,971,901
Capital shares issued in reinvestment of dividends and distributions [ 0 and 136,563 shares, respectively ]	—	1,289,221
Capital shares repurchased [ (553,802) and (591,646) shares, respectively ]	(5,694,360)	(5,502,382)

Total Class K transactions	(4,468,341)	(2,241,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(166,201,499)	(131,314,380)

TOTAL INCREASE (DECREASE) IN NET ASSETS	66,677,481	250,170,999
NET ASSETS:
Beginning of period	3,157,800,260	2,907,629,261

End of period	$3,224,477,741	$3,157,800,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$9.86		$8.70		$12.51		$12.06		$11.50		$10.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.10		0.07		0.07		0.08		0.13
Net realized and unrealized gain (loss)	0.76		1.47		(2.41)		1.95		1.61		2.31

Total from investment operations	0.74		1.57		(2.34)		2.02		1.69		2.44

Less distributions:
Dividends from net investment income	—		(0.13)		(0.08)		(0.53)		(0.31)		(0.18)
Distributions from net realized gains	—		(0.28)		(1.39)		(1.04)		(0.82)		(0.90)

Total dividends and distributions	—		(0.41)		(1.47)		(1.57)		(1.13)		(1.08)

Net asset value, end of period	$10.60		$9.86		$8.70		$12.51		$12.06		$11.50

Total return (b)	7.61%		18.37%		(18.31)%		17.14%		15.41%		24.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,197,007		$3,047,571		$2,805,155		$3,712,223		$3,453,575		$3,291,046
Ratio of expenses to average net assets (a)(f)	0.50	%(jj)	0.51	%(j)	0.49	%(k)	0.48	%(o)	0.50	%(jj)	0.50	%(jj)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.43)%		1.03%		0.72%		0.55%		0.71%		1.14%
Portfolio turnover rate^	4	%(z)	6%		7%		17%		16%		11%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$9.87		$8.70		$12.52		$12.07		$11.50		$10.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.12		0.10		0.10		0.11		0.16
Net realized and unrealized gain (loss)	0.77		1.48		(2.42)		1.96		1.62		2.30

Total from investment operations	0.76		1.60		(2.32)		2.06		1.73		2.46

Less distributions:
Dividends from net investment income	—		(0.15)		(0.11)		(0.57)		(0.34)		(0.20)
Distributions from net realized gains	—		(0.28)		(1.39)		(1.04)		(0.82)		(0.90)

Total dividends and distributions	—		(0.43)		(1.50)		(1.61)		(1.16)		(1.10)

Net asset value, end of period	$10.63		$9.87		$8.70		$12.52		$12.07		$11.50

Total return (b)	7.70%		18.76%		(18.16)%		17.41%		15.75%		24.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,470		$29,788		$28,391		$37,698		$36,152		$32,984
Ratio of expenses to average net assets (a)(f)	0.25	%(jj)	0.26	%(j)	0.24	%(k)	0.23	%(o)	0.25	%(jj)	0.25	%(jj)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.19)%		1.26%		0.97%		0.78%		0.97%		1.38%
Portfolio turnover rate^	4	%(z)	6%		7%		17%		16%		11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class IB and 0.93% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class IB and 0.89% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class IB and 0.91% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (29.4%)
iShares Core S&P Total U.S. Stock Market ETF	68,400	$8,124,552
iShares Core S&P U.S. Growth ETF(x)	31,800	4,053,864
iShares MSCI Global Min Vol Factor ETF	36,500	3,819,360
SPDR Portfolio Developed World ex-US ETF	140,500	4,928,740
Vanguard FTSE Emerging Markets ETF	31,400	1,374,064

Total Equity		22,300,580

Fixed Income (5.1%)
iShares Broad USD High Yield Corporate Bond ETF	106,300	3,856,564

Total Exchange Traded Funds (34.5%) (Cost $22,514,427)		26,157,144

INVESTMENT COMPANIES:
Equity (21.1%)
1290 Avantis U.S. Large Cap Growth Fund‡	68,920	1,181,295
1290 Essex Small Cap Growth Fund*‡	233,638	2,572,359
1290 GAMCO Small/Mid Cap Value Fund‡	212,012	3,553,327
1290 SmartBeta Equity Fund‡	430,234	7,856,079
AB Small Cap Growth Portfolio*‡	13,185	874,561

Total Equity		16,037,621

Fixed Income (42.2%)
1290 Diversified Bond Fund‡	2,984,325	25,157,864
1290 High Yield Bond Fund‡	817,806	6,836,856

Total Fixed Income		31,994,720

Total Investment Companies (63.3%) (Cost $48,574,196)		48,032,341

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	250,740	250,740

Total Investment Companies		350,740

Total Short-Term Investments (0.5%) (Cost $350,740)		350,740

Total Investments in Securities (98.3%) (Cost $71,439,363)		74,540,225
Other Assets Less Liabilities (1.7%)		1,313,948

Net Assets (100%)		$75,854,173

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $331,448. This was collateralized by cash of $350,740 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	68,920	—	1,087,114	(10,439)	216	104,404	1,181,295	—	—
1290 Essex Small Cap Growth Fund*	233,638	2,804,459	145,864	(399,844)	76	21,804	2,572,359	—	—
1290 GAMCO Small/Mid Cap Value Fund	212,012	3,620,336	193,839	(290,994)	966	29,181	3,553,328	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 SmartBeta Equity Fund	430,234	8,376,986	462,401	(1,754,191)	156,843	614,040	7,856,079	—	—
AB Small Cap Growth Portfolio*	13,185	909,291	47,967	(146,231)	12,842	50,692	874,561	—	—
Fixed Income
1290 Diversified Bond Fund	2,984,325	24,834,592	3,197,127	(1,399,189)	3,865	(1,478,532)	25,157,863	640,835	—
1290 High Yield Bond Fund	817,806	6,287,923	837,339	(275,182)	30	(13,254)	6,836,856	217,649	—

Total		46,833,587	5,971,651	(4,276,070)	174,838	(671,665)	48,032,341	858,484	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$26,157,144	$—	$—	$26,157,144
Investment Companies
Investment Companies	48,032,341	—	—	48,032,341
Short-Term Investments
Investment Companies	350,740	—	—	350,740

Total Assets	$74,540,225	$—	$—	$74,540,225

Total Liabilities	$—	$—	$—	$—

Total	$74,540,225	$—	$—	$74,540,225

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,035,217
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,298,282

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,414,947
Aggregate gross unrealized depreciation	(2,446,179)

Net unrealized appreciation	$2,968,768

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,571,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $48,574,196)	$48,032,341
Unaffiliated Issuers (Cost $22,865,167)	26,507,884
Cash	1,548,696
Dividends, interest and other receivables	185,271
Receivable for Portfolio shares sold	20,004
Receivable for securities sold	8,984
Securities lending income receivable	653
Other assets	849

Total assets	76,304,682

LIABILITIES
Payable for return of collateral on securities loaned	350,740
Payable for Portfolio shares repurchased	19,288
Distribution fees payable – Class IB	14,955
Administrative fees payable	7,862
Investment management fees payable	7,691
Accrued expenses	49,973

Total liabilities	450,509

Commitments and contingent liabilities^
NET ASSETS	$75,854,173

Net assets were comprised of:
Paid in capital	$72,059,225
Total distributable earnings (loss)	3,794,948

Net assets	$75,854,173

Class IB
Net asset value, offering and redemption price per share, $72,781,614 / 6,014,017 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.10

Class K
Net asset value, offering and redemption price per share, $3,072,559 / 253,368 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.13

(x)	Includes value of securities on loan of $331,448.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($858,484 of dividend income received from affiliates)	$1,148,476
Interest	38,693
Securities lending (net)	4,177

Total income	1,191,346

EXPENSES
Distribution fees – Class IB	88,258
Investment management fees	55,128
Administrative fees	46,532
Custodian fees	28,742
Professional fees	21,601
Printing and mailing expenses	8,497
Trustees’ fees	1,209
Miscellaneous	1,281

Gross expenses	251,248
Less: Waiver from investment manager	(16,251)

Net expenses	234,997

NET INVESTMENT INCOME (LOSS)	956,349

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($174,838 realized gain (loss) from affiliates)	274,475
Net change in unrealized appreciation (depreciation) on investments in securities ($(671,665) of change in unrealized appreciation (depreciation) from affiliates)	1,387,928

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,662,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,618,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$956,349	$1,791,228
Net realized gain (loss)	274,475	(192,644)
Net change in unrealized appreciation (depreciation)	1,387,928	4,971,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,618,752	6,570,406

Distributions to shareholders:
Class IB	–	(1,753,863)
Class K	–	(83,474)

Total distributions to shareholders	–	(1,837,337)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 503,766 and 990,472 shares, respectively ]	5,958,213	11,187,128
Capital shares issued in reinvestment of dividends [ 0 and 151,189 shares, respectively ]	—	1,753,863
Capital shares repurchased [ (401,592) and (1,277,728) shares, respectively ]	(4,756,651)	(14,413,368)

Total Class IB transactions	1,201,562	(1,472,377)

Class K
Capital shares sold [ 27,586 and 53,052 shares, respectively ]	331,938	602,021
Capital shares issued in reinvestment of dividends [ 0 and 7,190 shares, respectively ]	—	83,474
Capital shares repurchased [ (34,015) and (64,295) shares, respectively ]	(400,795)	(710,319)

Total Class K transactions	(68,857)	(24,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,132,705	(1,497,201)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,751,457	3,235,868
NET ASSETS:
Beginning of period	72,102,716	68,866,848

End of period	$75,854,173	$72,102,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.68		$10.91		$13.04		$12.84		$11.88		$10.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.29		0.18	(x)	0.08		0.12		0.20
Net realized and unrealized gain (loss)	0.27		0.78		(1.80)		1.20		1.42		1.71

Total from investment operations	0.42		1.07		(1.62)		1.28		1.54		1.91

Less distributions:
Dividends from net investment income	—		(0.30)		(0.20)		(0.08)		(0.12)		(0.24)
Distributions from net realized gains	—		—		(0.31)		(1.00)		(0.46)		(0.39)

Total dividends and distributions	—		(0.30)		(0.51)		(1.08)		(0.58)		(0.63)

Net asset value, end of period	$12.10		$11.68		$10.91		$13.04		$12.84		$11.88

Total return (b)	3.60%		9.86%		(12.40)%		10.10%		13.10%		18.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,782		$69,065		$65,986		$73,621		$64,486		$51,439
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65	%(j)	0.65	%(j)	0.99	%(k)	1.16	%(o)	1.16	%(o)	1.16	%(o)
Before waivers (a)(f)	0.69%		0.71%		1.07%		1.26%		1.32%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.59	%(x)	2.56%		1.56	%(x)	0.60%		1.01%		1.69%
Before waivers (a)(f)	2.55	%(x)	2.49%		1.48	%(x)	0.51%		0.85%		1.49%
Portfolio turnover rate^	10	%(z)	62%		194	%(h)	131%		135%		67%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.69		$10.92		$13.05		$12.84		$11.88		$10.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.31		0.20	(x)	0.11		0.15		0.23
Net realized and unrealized gain (loss)	0.27		0.79		(1.79)		1.21		1.42		1.71

Total from investment operations	0.44		1.10		(1.59)		1.32		1.57		1.94

Less distributions:
Dividends from net investment income	—		(0.33)		(0.23)		(0.11)		(0.15)		(0.27)
Distributions from net realized gains	—		—		(0.31)		(1.00)		(0.46)		(0.39)

Total dividends and distributions	—		(0.33)		(0.54)		(1.11)		(0.61)		(0.66)

Net asset value, end of period	$12.13		$11.69		$10.92		$13.05		$12.84		$11.88

Total return (b)	3.76%		10.11%		(12.17)%		10.42%		13.36%		18.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,073		$3,038		$2,881		$3,397		$1,893		$882
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40	%(j)	0.40	%(j)	0.74	%(k)	0.91	%(o)	0.91	%(o)	0.91	%(o)
Before waivers (a)(f)	0.44%		0.46%		0.82%		1.00%		1.08%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.82	%(x)	2.78%		1.75	%(x)	0.84%		1.25%		2.00%
Before waivers (a)(f)	2.78	%(x)	2.72%		1.68	%(x)	0.75%		1.09%		1.87%
Portfolio turnover rate^	10	%(z)	62%		194	%(h)	131%		135%		67%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (33.0%)
iShares Core S&P Total U.S. Stock Market ETF	19,090	$2,267,510
iShares Core S&P U.S. Growth ETF (x)	8,290	1,056,809
iShares MSCI Global Min Vol Factor ETF	14,460	1,513,095
SPDR Portfolio Developed World ex-US ETF	35,130	1,232,360
Vanguard FTSE Emerging Markets ETF	12,750	557,940

Total Equity		6,627,714

Fixed Income (4.2%)
iShares Broad USD High Yield Corporate Bond ETF	22,910	831,175

Total Exchange Traded Funds (37.2%) (Cost $6,540,447)		7,458,889

INVESTMENT COMPANIES:
Investment Companies (60.7%)
Equity (37.2%)
1290 Avantis U.S. Large Cap Growth Fund‡	27,952	479,106
1290 Essex Small Cap Growth Fund*‡	103,829	1,143,153
1290 GAMCO Small/Mid Cap Value Fund‡	92,770	1,554,818
1290 SmartBeta Equity Fund‡	212,882	3,887,229
AB Small Cap Growth Portfolio *‡	5,796	384,452

Total Equity		7,448,758

Fixed Income (23.5%)
1290 Diversified Bond Fund‡	425,744	3,589,020
1290 High Yield Bond Fund ‡	135,429	1,132,190

Total Fixed Income		4,721,210

Total Investment Companies (60.7%) (Cost $11,983,611)		12,169,968

SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	131,250	131,250
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	340,190	340,258

Total Investment Companies		471,508

Total Short-Term Investments (2.3%) (Cost $471,562)		471,508

Total Investments in Securities (100.2%) (Cost $18,995,620)		20,100,365
Other Assets Less Liabilities (-0.2%)		(36,827)

Net Assets (100%)		$20,063,538

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $127,480. This was collateralized by cash of $131,250 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	27,952	—	447,920	(3,721)	(4)	34,911	479,106	—	—
1290 Essex Small Cap Growth Fund*	103,829	1,210,576	110,768	(184,949)	55	6,703	1,143,153	—	—
1290 GAMCO Small/Mid Cap Value Fund	92,770	1,563,676	165,069	(183,878)	1,166	8,785	1,554,818	—	—
1290 SmartBeta Equity Fund	212,882	3,939,368	379,641	(799,860)	34,437	333,643	3,887,229	—	—
AB Small Cap Growth Portfolio*	5,796	398,931	35,954	(73,196)	359	22,404	384,452	—	—
Fixed Income
1290 Diversified Bond Fund	425,744	3,493,850	716,437	(420,756)	410	(200,921)	3,589,020	88,410	—
1290 High Yield Bond Fund	135,429	1,006,532	194,602	(67,046)	32	(1,930)	1,132,190	35,155	—

Total		11,612,933	2,050,391	(1,733,406)	36,455	203,595	12,169,968	123,565	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,458,889	$—	$—	$7,458,889
Investment Companies
Investment Companies	12,169,968	—	—	12,169,968
Short-Term Investments
Investment Companies	471,508	—	—	471,508

Total Assets	$20,100,365	$—	$—	$20,100,365

Total Liabilities	$—	$—	$—	$—

Total	$20,100,365	$—	$—	$20,100,365

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,202,431
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,639,368

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,624,742
Aggregate gross unrealized depreciation	(557,276)

Net unrealized appreciation	$1,067,466

Federal income tax cost of investments in securities and derivative instruments, if applicable	$19,032,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $11,983,611)	$12,169,968
Unaffiliated Issuers (Cost $7,012,009)	7,930,397
Cash	105,328
Dividends, interest and other receivables	28,564
Receivable for Portfolio shares sold	3,153
Receivable from investment manager	2,343
Securities lending income receivable	210
Other assets	247

Total assets	20,240,210

LIABILITIES
Payable for return of collateral on securities loaned	131,250
Distribution fees payable – Class IB	1,961
Payable for securities purchased	340
Payable for Portfolio shares repurchased	252
Accrued expenses	42,869

Total liabilities	176,672

Commitments and contingent liabilities^
NET ASSETS	$20,063,538

Net assets were comprised of:
Paid in capital	$19,060,768
Total distributable earnings (loss)	1,002,770

Net assets	$20,063,538

Class IB
Net asset value, offering and redemption price per share, $9,691,667 / 962,829 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.07

Class K
Net asset value, offering and redemption price per share, $10,371,871 / 1,029,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.08

(x)	Includes value of securities on loan of $127,480.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($123,565 of dividend income received from affiliates)	$206,291
Interest	2,963
Securities lending (net)	711

Total income	209,965

EXPENSES
Professional fees	23,296
Custodian fees	21,088
Investment management fees	14,127
Administrative fees	11,923
Distribution fees – Class IB	11,002
Printing and mailing expenses	5,946
Trustees’ fees	310
Miscellaneous	1,039

Gross expenses	88,731
Less: Waiver from investment manager	(26,050)
Reimbursementfrom investment manager	(17,690)

Net expenses	44,991

NET INVESTMENT INCOME (LOSS)	164,974

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($36,455 realized gain (loss) from affiliates)	52,777
Net change in unrealized appreciation (depreciation) on investments in securities ($203,595 of change in unrealized appreciation (depreciation) from affiliates)	785,505

NET REALIZED AND UNREALIZED GAIN (LOSS)	838,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,003,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$164,974	$340,398
Net realized gain (loss)	52,777	(117,813)
Net change in unrealized appreciation (depreciation)	785,505	1,473,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,003,256	1,696,274

Distributions to shareholders:
Class IB	—	(154,071)
Class K	—	(195,455)

Total distributions to shareholders	—	(349,526)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 211,551 and 993,416 shares, respectively ]	2,069,070	9,034,582
Capital shares issued in reinvestment of dividends [ 0 and 16,261 shares, respectively ]	—	154,071
Capital shares repurchased [ (170,439) and (227,644) shares, respectively ]	(1,633,797)	(2,066,773)

Total Class IB transactions	435,273	7,121,880

Class K
Capital shares issued in reinvestment of dividends [ 0 and 20,627 shares, respectively ]	—	195,455
Capital shares repurchased [ 0# and 0 shares ]	(27)	—

Total Class K transactions	(27)	195,455

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	435,246	7,317,335

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,438,502	8,664,083
NET ASSETS:
Beginning of period	18,625,036	9,960,953

End of period	$20,063,538	$18,625,036

#	Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$9.55		$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.24		0.19
Net realized and unrealized gain (loss)	0.44		0.80		(1.37)

Total from investment operations	0.52		1.04		(1.18)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.14)

Net asset value, end of period	$10.07		$9.55		$8.68

Total return (b)	5.45%		12.01%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,692		$8,800		$1,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61	%(j)	0.61	%(j)	0.59	%(j)
Before waivers and reimbursements (a)(f)	1.07%		1.41%		2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.64%		2.60%		2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	1.17%		1.80%		0.43	%(l)
Portfolio turnover rate^	14	%(z)	60%		50	%(z)

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$9.55		$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.21		0.16
Net realized and unrealized gain (loss)	0.44		0.85		(1.32)

Total from investment operations	0.53		1.06		(1.16)

Less distributions:
Dividends from net investment income	—		(0.19)		(0.16)

Net asset value, end of period	$10.08		$9.55		$8.68

Total return (b)	5.55%		12.27%		(11.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,372		$9,825		$8,749
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.36	%(j)	0.35	%(j)	0.34	%(j)
Before waivers and reimbursements (a)(f)	0.83%		1.11%		2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.85%		2.36%		1.96	%(l)
Before waivers and reimbursements (a)(f)(x)	1.39%		1.60%		0.20	%(l)
Portfolio turnover rate^	14	%(z)	60%		50	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (35.9%)
iShares Core S&P Total U.S. Stock Market ETF	22,650	$2,690,367
iShares Core S&P U.S. Growth ETF	9,500	1,211,060
iShares MSCI Global Min Vol Factor ETF	22,660	2,371,142
SPDR Portfolio Developed World ex-US ETF	38,670	1,356,544
Vanguard FTSE Emerging Markets ETF	18,360	803,433

Total Exchange Traded Funds (35.9%) (Cost $7,394,020)		8,432,546

INVESTMENT COMPANIES:
Investment Companies (61.9%)
Equity (53.9%)
1290 Avantis U.S. Large Cap Growth Fund‡	53,210	912,013
1290 Essex Small Cap Growth Fund*‡	157,512	1,734,208
1290 GAMCO Small/Mid Cap Value Fund‡	141,698	2,374,857
1290 SmartBeta Equity Fund‡	386,058	7,049,421
AB Small Cap Growth Portfolio *‡	8,875	588,697

Total Equity		12,659,196

Fixed Income (8.0%)
1290 Diversified Bond Fund‡	72,174	608,431
1290 High Yield Bond Fund ‡	151,534	1,266,825

Total Fixed Income		1,875,256

Total Investment Companies (61.9%) (Cost $13,273,916)		14,534,452

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	432,257	432,344

Total Short-Term Investments (1.9%) (Cost $432,421)		432,344

Total Investments in Securities (99.7%) (Cost $21,100,357)		23,399,342
Other Assets Less Liabilities (0.3%)		71,760

Net Assets (100%)		$23,471,102

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	53,210	—	848,412	—	—	63,601	912,013	—	—
1290 Essex Small Cap Growth Fund*	157,512	1,637,520	219,275	(132,208)	(79)	9,700	1,734,208	—	—
1290 GAMCO Small/Mid Cap Value Fund	141,698	2,138,358	343,081	(116,718)	332	9,804	2,374,857	—	—
1290 SmartBeta Equity Fund	386,058	6,416,067	920,890	(923,448)	20,604	615,308	7,049,421	—	—
AB Small Cap Growth Portfolio*	8,875	547,599	72,808	(64,243)	(441)	32,974	588,697	—	—
Fixed Income
1290 Diversified Bond Fund	72,174	460,215	209,923	(32,991)	352	(29,068)	608,431	13,808	—
1290 High Yield Bond Fund	151,534	1,052,824	220,310	(4,258)	(8)	(2,043)	1,266,825	38,471	—

Total		12,252,583	2,834,699	(1,273,866)	20,760	700,276	14,534,452	52,279	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,432,546	$—	$—	$8,432,546
Investment Companies
Investment Companies	14,534,452	—	—	14,534,452
Short-Term Investments
Investment Companies	432,344	—	—	432,344

Total Assets	$23,399,342	$—	$—	$23,399,342

Total Liabilities	$—	$—	$—	$—

Total	$23,399,342	$—	$—	$23,399,342

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,469,337
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,914,489

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,382,263
Aggregate gross unrealized depreciation	(111,557)

Net unrealized appreciation	$2,270,706

Federal income tax cost of investments in securities and derivative instruments, if applicable	$21,128,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $13,273,916)	$14,534,452
Unaffiliated Issuers (Cost $7,826,441)	8,864,890
Cash	98,959
Dividends, interest and other receivables	11,671
Receivable for Portfolio shares sold	4,661
Receivable from investment manager	1,468
Securities lending income receivable	236
Other assets	249

Total assets	23,516,586

LIABILITIES
Distribution fees payable – Class IB	2,559
Payable for Portfolio shares repurchased	304
Payable for securities purchased	221
Accrued expenses	42,400

Total liabilities	45,484

Commitments and contingent liabilities^
NET ASSETS	$23,471,102

Net assets were comprised of:
Paid in capital	$21,425,124
Total distributable earnings (loss)	2,045,978

Net assets	$23,471,102

Class IB
Net asset value, offering and redemption price per share, $12,719,800 / 1,207,956 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.53

Class K
Net asset value, offering and redemption price per share, $10,751,302 / 1,019,683 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.54

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($52,279 of dividend income received from affiliates)	$126,421
Interest	2,875
Securities lending (net)	613

Total income	129,909

EXPENSES
Professional fees	23,329
Custodian fees	19,902
Investment management fees	15,796
Distribution fees – Class IB	13,397
Administrative fees	13,329
Printing and mailing expenses	6,035
Trustees’ fees	336
Miscellaneous	1,101

Gross expenses	93,225
Less: Waiver from investment manager	(29,125)
Reimbursementfrom investment manager	(14,448)

Net expenses	49,652

NET INVESTMENT INCOME (LOSS)	80,257

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($20,760 realized gain (loss) from affiliates)	24,300
Net change in unrealized appreciation (depreciation) on investments in securities ($700,276 of change in unrealized appreciation (depreciation) from affiliates)	1,390,344

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,414,644

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,494,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$80,257	$284,144
Net realized gain (loss)	24,300	(178,877)
Net change in unrealized appreciation (depreciation)	1,390,344	2,038,760

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,494,901	2,144,027

Distributions to shareholders:
Class IB	—	(129,306)
Class K	—	(161,202)

Total distributions to shareholders	—	(290,508)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 281,618 and 727,192 shares, respectively ]	2,901,303	6,658,177
Capital shares issued in reinvestment of dividends [ 0 and 13,310 shares, respectively ]	—	129,306
Capital shares repurchased [ (28,985) and (75,060) shares, respectively ]	(293,354)	(694,719)

Total Class IB transactions	2,607,949	6,092,764

Class K
Capital shares issued in reinvestment of dividends [ 0 and 16,593 shares, respectively ]	—	161,202

Total Class K transactions	—	161,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,607,949	6,253,966

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,102,850	8,107,485
NET ASSETS:
Beginning of period	19,368,252	11,260,767

End of period	$23,471,102	$19,368,252

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$9.81		$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.18		0.17
Net realized and unrealized gain (loss)	0.69		1.06		(1.36)

Total from investment operations	0.72		1.24		(1.19)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.10)

Net asset value, end of period	$10.53		$9.81		$8.71

Total return (b)	7.34%		14.23%		(11.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,720		$9,368		$2,525
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.59	%(j)	0.57	%(j)
Before waivers and reimbursements (a)(f)	1.01%		1.32%		2.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.68%		1.95%		2.23	%(l)
Before waivers and reimbursements (a)(f)(x)	0.26%		1.23%		0.36	%(l)
Portfolio turnover rate^	9	%(z)	58%		47	%(z)

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$9.81		$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.17		0.11
Net realized and unrealized gain (loss)	0.69		1.09		(1.28)

Total from investment operations	0.73		1.26		(1.17)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.12)

Net asset value, end of period	$10.54		$9.81		$8.71

Total return (b)	7.44%		14.49%		(11.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,751		$10,000		$8,736
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35	%(j)	0.34	%(j)	0.31	%(j)
Before waivers and reimbursements (a)(f)	0.76%		1.03%		1.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.85%		1.80%		1.40	%(l)
Before waivers and reimbursements (a)(f)(x)	0.44%		1.10%		(0.27	)%(l)
Portfolio turnover rate^	9	%(z)	58%		47	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class IB and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (27.6%)
EQ/American Century Mid Cap Value Portfolio‡	16,035	$348,778
EQ/Emerging Markets Equity PLUS Portfolio‡	67,992	630,025
EQ/Equity 500 Index Portfolio‡	36,283	2,931,977
EQ/International Equity Index Portfolio‡	77,178	877,698
EQ/Janus Enterprise Portfolio‡	34,309	765,320
EQ/MFS International Growth Portfolio‡	70,270	543,639
EQ/Small Company Index Portfolio‡	33,611	378,034
EQ/Value Equity Portfolio‡	13,637	315,992
Multimanager Aggressive Equity Portfolio‡	4,867	388,389

Total Equity		7,179,852

Fixed Income (72.5%)
1290 Diversified Bond Fund‡	462,528	3,899,110
1290 VT High Yield Bond Portfolio‡	297,505	2,670,722
EQ/Core Bond Index Portfolio‡	236,030	2,181,347
EQ/Core Plus Bond Portfolio‡	1,026,589	3,556,047
EQ/Long-Term Bond Portfolio‡	262,576	1,808,254
EQ/PIMCO Ultra Short Bond Portfolio‡	272,326	2,734,376
EQ/Quality Bond PLUS Portfolio‡	263,473	2,035,989

Total Fixed Income		18,885,845

Total Investments in Securities (100.1%) (Cost $25,967,970)		26,065,697
Other Assets Less Liabilities) (-0.1%)		(28,702)

Net Assets (100%)		$26,036,995

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	16,035	400,698	4,093	(59,724)	29,498	(25,787)	348,778	—	—
EQ/Emerging Markets Equity PLUS Portfolio	67,992	668,360	3,863	(75,388)	(1,548)	34,738	630,025	—	—
EQ/Equity 500 Index Portfolio	36,283	3,445,910	22,218	(999,792)	789,569	(325,928)	2,931,977	—	—
EQ/International Equity Index Portfolio	77,178	1,006,825	7,955	(195,112)	36,994	21,036	877,698	—	—
EQ/Janus Enterprise Portfolio	34,309	792,106	5,112	(72,692)	16,713	24,081	765,320	—	—
EQ/MFS International Growth Portfolio	70,270	612,723	4,603	(106,208)	8,519	24,002	543,639	—	—
EQ/Small Company Index Portfolio	33,611	436,213	228,068	(284,139)	111,622	(113,730)	378,034	—	—
EQ/Value Equity Portfolio	13,637	371,392	3,012	(78,709)	1,561	18,736	315,992	—	—
Multimanager Aggressive Equity Portfolio	4,867	500,852	3,013	(193,709)	146,910	(68,677)	388,389	—	—
Fixed Income
1290 Diversified Bond Fund	462,528	4,027,954	130,869	(24,899)	(61)	(234,753)	3,899,110	101,158	—
1290 VT High Yield Bond Portfolio	297,505	2,783,143	14,478	(203,781)	(6,447)	83,329	2,670,722	—	—
EQ/Core Bond Index Portfolio	236,030	2,312,800	176,715	(315,924)	(2,863)	10,619	2,181,347	—	—
EQ/Core Plus Bond Portfolio	1,026,589	3,798,887	100,272	(286,864)	(34,013)	(22,235)	3,556,047	—	—
EQ/Long-Term Bond Portfolio	262,576	2,026,734	10,796	(154,916)	(47,513)	(26,847)	1,808,254	—	—
EQ/PIMCO Ultra Short Bond Portfolio	272,326	2,246,615	545,472	(134,474)	89	76,674	2,734,376	—	—
EQ/Quality Bond PLUS Portfolio	263,473	2,122,549	221,094	(308,581)	(9,782)	10,709	2,035,989	—	—

Total		27,553,761	1,481,633	(3,494,912)	1,039,248	(514,033)	26,065,697	101,158	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,899,110	$22,166,587	$—	$26,065,697

Total Assets	$3,899,110	$22,166,587	$—	$26,065,697

Total Liabilities	$—	$—	$—	$—

Total	$3,899,110	$22,166,587	$—	$26,065,697

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,481,633
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,494,912

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,748,407
Aggregate gross unrealized depreciation	(3,701,545)

Net unrealized appreciation	$46,862

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,018,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $25,967,970)	$26,065,697
Cash	29,417
Receivable from Adviser	27,899
Dividends, interest and other receivables	23,529
Receivable for Portfolio shares sold	3,317
Receivable for securities sold	773
Other assets	303

Total assets	26,150,935

LIABILITIES
Payable for Portfolio shares repurchased	35,716
Investment management fees payable	19,279
Distribution fees payable – Class IB	3,276
Administrative fees payable	2,700
Accrued expenses	52,969

Total liabilities	113,940

Commitments and contingent liabilities^
NET ASSETS	$26,036,995

Net assets were comprised of:
Paid in capital	$24,698,199
Total distributable earnings (loss)	1,338,796

Net assets	$26,036,995

Class IB
Net asset value, offering and redemption price per share, $15,934,709 / 2,294,457 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.94

Class K
Net asset value, offering and redemption price per share, $10,102,286 / 1,453,872 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.95

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$101,158
Interest	620

Total income	101,778

EXPENSES
Custodian fees	45,748
Professional fees	23,693
Distribution fees – Class IB	20,082
Administrative fees	16,752
Investment management fees	13,229
Printing and mailing expenses	5,034
Trustees’ fees	450
Miscellaneous	166

Gross expenses	125,154
Less: Waiver from investment manager	(29,981)
Reimbursementfrom investment manager	(35,405)

Net expenses	59,768

NET INVESTMENT INCOME (LOSS)	42,010

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,039,248
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(514,033)

NET REALIZED AND UNREALIZED GAIN (LOSS)	525,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$567,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,010	$671,696
Net realized gain (loss)	1,039,248	1,057,831
Net change in unrealized appreciation (depreciation)	(514,033)	1,080,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	567,225	2,809,993

Distributions to shareholders:
Class IB	—	(1,191,532)
Class K	—	(808,366)

Total distributions to shareholders	—	(1,999,898)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 51,133 and 216,579 shares, respectively ]	349,175	1,476,648
Capital shares issued in reinvestment of dividends and distributions [ 0 and 177,778 shares, respectively ]	—	1,191,532
Capital shares repurchased [ (169,715) and (609,654) shares, respectively ]	(1,159,475)	(4,178,395)

Total Class IB transactions	(810,300)	(1,510,215)

Class K
Capital shares sold [ 3 and 132 shares, respectively ]	25	919
Capital shares issued in reinvestment of dividends and distributions [ 0 and 120,571 shares, respectively ]	—	808,366
Capital shares repurchased [ (174,746) and (575,978) shares, respectively ]	(1,189,939)	(3,997,587)

Total Class K transactions	(1,189,914)	(3,188,302)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,000,214)	(4,698,517)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,432,989)	(3,888,422)
NET ASSETS:
Beginning of period	27,469,984	31,358,406

End of period	$26,036,995	$27,469,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$6.80		$6.66		$8.48		$8.95		$8.70		$8.03

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.15		0.12		0.09		0.10		0.15
Net realized and unrealized gain (loss)	0.13		0.50		(1.33)		0.46		0.78		1.05

Total from investment operations	0.14		0.65		(1.21)		0.55		0.88		1.20

Less distributions:
Dividends from net investment income	—		(0.17)		(0.14)		(0.16)		(0.17)		(0.15)
Distributions from net realized gains	—		(0.34)		(0.47)		(0.86)		(0.46)		(0.38)

Total dividends and distributions	—		(0.51)		(0.61)		(1.02)		(0.63)		(0.53)

Net asset value, end of period	$6.94		$6.80		$6.66		$8.48		$8.95		$8.70

Total return (b)	2.06%		9.96%		(14.13)%		6.27%		10.26%		15.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,935		$16,406		$17,497		$22,951		$27,176		$25,780
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.57	%(k)(o)	0.55	%(j)	0.56	%(j)
Before waivers and reimbursements (a)(f)	1.04%		1.04%		0.85%		0.77%		0.81%		0.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.22%		2.21%		1.64%		0.95%		1.20%		1.72%
Before waivers and reimbursements (a)(f)(x)	(0.27)%		1.71%		1.34%		0.75%		0.94%		1.47%
Portfolio turnover rate^	6	%(z)	12%		14%		33%		30%		17%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$6.79		$6.65		$8.47		$8.94		$8.69		$8.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.16		0.13		0.12		0.12		0.15
Net realized and unrealized gain (loss)	0.14		0.51		(1.32)		0.45		0.78		1.07

Total from investment operations	0.16		0.67		(1.19)		0.57		0.90		1.22

Less distributions:
Dividends from net investment income	—		(0.19)		(0.16)		(0.18)		(0.19)		(0.17)
Distributions from net realized gains	—		(0.34)		(0.47)		(0.86)		(0.46)		(0.38)

Total dividends and distributions	—		(0.53)		(0.63)		(1.04)		(0.65)		(0.55)

Net asset value, end of period	$6.95		$6.79		$6.65		$8.47		$8.94		$8.69

Total return (b)	2.36%		10.23%		(13.93)%		6.54%		10.52%		15.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,102		$11,064		$13,861		$19,573		$20,161		$21,532
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.30	%(j)	0.30	%(j)	0.30	%(j)	0.32	%(k)(o)	0.30	%(j)	0.31	%(j)
Before waivers and reimbursements (a)(f)	0.79%		0.79%		0.60%		0.52%		0.56%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.46%		2.35%		1.76%		1.30%		1.40%		1.68%
Before waivers and reimbursements (a)(f)(x)	(0.03)%		1.86%		1.46%		1.09%		1.14%		1.43%
Portfolio turnover rate^	6	%(z)	12%		14%		33%		30%		17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (55.1%)
EQ/American Century Mid Cap Value Portfolio‡	147,722	$3,213,181
EQ/Emerging Markets Equity PLUS Portfolio‡	609,318	5,646,078
EQ/Equity 500 Index Portfolio‡	441,637	35,687,873
EQ/International Equity Index Portfolio‡	997,553	11,344,500
EQ/Janus Enterprise Portfolio‡	226,403	5,050,360
EQ/MFS International Growth Portfolio‡	933,006	7,218,182
EQ/Small Company Index Portfolio‡	739,099	8,312,865
EQ/Value Equity Portfolio‡	102,857	2,383,325
Multimanager Aggressive Equity Portfolio‡	26,314	2,099,939

Total Equity		80,956,303

Fixed Income (45.0%)
1290 Diversified Bond Fund‡	1,291,864	10,890,411
1290 VT High Yield Bond Portfolio‡	1,127,725	10,123,654
EQ/Core Bond Index Portfolio‡	950,748	8,786,625
EQ/Core Plus Bond Portfolio‡	3,475,278	12,038,169
EQ/Long-Term Bond Portfolio‡	1,012,680	6,973,925
EQ/PIMCO Ultra Short Bond Portfolio‡	972,163	9,761,322
EQ/Quality Bond PLUS Portfolio‡	984,487	7,607,640

Total Fixed Income		66,181,746

Total Investments in Securities (100.1%) (Cost $118,818,549)		147,138,049
Other Assets Less Liabilities (-0.1%)		(138,726)

Net Assets (100%)		$146,999,323

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	147,722	3,379,319	70,886	(267,506)	18,263	12,219	3,213,181	—	—
EQ/Emerging Markets Equity PLUS Portfolio	609,318	5,643,163	100,280	(386,672)	(1,095)	290,402	5,646,078	—	—
EQ/Equity 500 Index Portfolio	441,637	36,836,014	628,242	(6,941,768)	4,325,961	839,424	35,687,873	—	—
EQ/International Equity Index Portfolio	997,553	12,667,437	221,471	(2,230,227)	237,314	448,505	11,344,500	—	—
EQ/Janus Enterprise Portfolio	226,403	4,984,190	79,366	(274,788)	2,085	259,507	5,050,360	—	—
EQ/MFS International Growth Portfolio	933,006	7,298,440	129,673	(645,838)	8,271	427,636	7,218,182	—	—
EQ/Small Company Index Portfolio	739,099	8,105,699	1,609,067	(1,500,004)	28,925	69,178	8,312,865	—	—
EQ/Value Equity Portfolio	102,857	2,785,209	52,342	(604,013)	11,699	138,088	2,383,325	—	—
Multimanager Aggressive Equity Portfolio	26,314	2,323,631	43,072	(652,267)	435,092	(49,589)	2,099,939	—	—
Fixed Income
1290 Diversified Bond Fund	1,291,864	10,712,982	895,674	(87,388)	(85)	(630,772)	10,890,411	279,663	—
1290 VT High Yield Bond Portfolio	1,127,725	10,219,992	276,817	(659,032)	8,188	277,689	10,123,654	—	—
EQ/Core Bond Index Portfolio	950,748	8,187,322	1,306,635	(744,214)	516	36,366	8,786,625	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Plus Bond Portfolio	3,475,278	12,328,234	666,212	(778,198)	(2,364)	(175,715)	12,038,169	—	—
EQ/Long-Term Bond Portfolio	1,012,680	7,666,511	134,081	(547,193)	(100,847)	(178,627)	6,973,925	—	—
EQ/PIMCO Ultra Short Bond Portfolio	972,163	6,724,850	3,166,102	(384,156)	(152)	254,678	9,761,322	—	—
EQ/Quality Bond PLUS Portfolio	984,487	7,210,548	1,131,636	(744,214)	(1,086)	10,756	7,607,640	—	—

Total		147,073,541	10,511,556	(17,447,478)	4,970,685	2,029,745	147,138,049	279,663	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,890,411	$136,247,638	$—	$147,138,049

Total Assets	$10,890,411	$136,247,638	$—	$147,138,049

Total Liabilities	$—	$—	$—	$—

Total	$10,890,411	$136,247,638	$—	$147,138,049

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,511,556
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,447,478

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,837,600
Aggregate gross unrealized depreciation	(10,710,924)

Net unrealized appreciation	$28,126,676

Federal income tax cost of investments in securities and derivative instruments, if applicable	$119,011,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $118,818,549)	$147,138,049
Cash	1,315
Receivable for Portfolio shares sold	138,207
Receivable for securities sold	74,750
Dividends, interest and other receivables	65,758
Receivable from Adviser	7,359
Other assets	1,652

Total assets	147,427,090

LIABILITIES
Payable for Portfolio shares repurchased	313,241
Distribution fees payable – Class IB	24,617
Investment management fees payable	17,815
Administrative fees payable	15,182
Accrued expenses	56,912

Total liabilities	427,767

Commitments and contingent liabilities^
NET ASSETS	$146,999,323

Net assets were comprised of:
Paid in capital	$112,637,766
Total distributable earnings (loss)	34,361,557

Net assets	$146,999,323

Class IB
Net asset value, offering and redemption price per share, $120,456,402 / 11,092,386 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

Class K
Net asset value, offering and redemption price per share, $26,542,921 / 2,441,437 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.87

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$279,663
Interest	1,494

Total income	281,157

EXPENSES
Distribution fees – Class IB	147,966
Administrative fees	91,846
Investment management fees	72,530
Custodian fees	47,042
Professional fees	25,459
Printing and mailing expenses	10,229
Trustees’ fees	2,426
Miscellaneous	1,576

Gross expenses	399,074
Less: Waiver from investment manager	(11,716)

Net expenses	387,358

NET INVESTMENT INCOME (LOSS)	(106,201)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	4,970,685
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	2,029,745

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,000,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,894,229

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(106,201)	$2,670,676
Net realized gain (loss)	4,970,685	3,596,588
Net change in unrealized appreciation (depreciation)	2,029,745	12,162,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,894,229	18,430,256

Distributions to shareholders:
Class IB	—	(6,100,086)
Class K	—	(1,457,037)

Total distributions to shareholders	—	(7,557,123)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 553,562 and 1,045,795 shares, respectively ]	5,862,415	10,593,404
Capital shares issued in reinvestment of dividends and distributions [ 0 and 606,264 shares, respectively ]	—	6,100,086
Capital shares repurchased [ (998,793) and (1,796,289) shares, respectively ]	(10,547,307)	(18,167,244)

Total Class IB transactions	(4,684,892)	(1,473,754)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 144,591 shares, respectively ]	—	1,457,037
Capital shares repurchased [ (203,886) and (488,721) shares ]	(2,146,392)	(4,985,858)

Total Class K transactions	(2,146,392)	(3,528,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,831,284)	(5,002,575)

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,945	5,870,558
NET ASSETS:
Beginning of period	146,936,378	141,065,820

End of period	$146,999,323	$146,936,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.36		$9.62		$12.50		$12.28		$11.56		$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.18		0.16		0.13		0.14		0.19
Net realized and unrealized gain (loss)	0.51		1.10		(2.07)		1.18		1.25		1.78

Total from investment operations	0.50		1.28		(1.91)		1.31		1.39		1.97

Less distributions:
Dividends from net investment income	—		(0.20)		(0.17)		(0.24)		(0.21)		(0.19)
Distributions from net realized gains	—		(0.34)		(0.80)		(0.85)		(0.46)		(0.43)

Total dividends and distributions	—		(0.54)		(0.97)		(1.09)		(0.67)		(0.62)

Net asset value, end of period	$10.86		$10.36		$9.62		$12.50		$12.28		$11.56

Total return (b)	4.83%		13.58%		(15.23)%		10.80%		12.20%		19.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$120,456		$119,533		$112,328		$138,483		$138,209		$123,872
Ratio of expenses to average net assets:
After waivers (a)(f)	0.58	%(j)	0.57	%(j)	0.57	%(j)	0.56	%(k)	0.56	%(j)	0.57	%(j)
Before waivers (a)(f)	0.60%		0.62%		0.58%		0.56%		0.58%		0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.19)%		1.82%		1.46%		1.00%		1.24%		1.66%
Before waivers (a)(f)(x)	(0.21)%		1.78%		1.46%		1.00%		1.21%		1.65%
Portfolio turnover rate^	7	%(z)	11%		15%		30%		26%		16%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.36		$9.61		$12.49		$12.28		$11.55		$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.20		0.17		0.15		0.15		0.19
Net realized and unrealized gain (loss)	0.51		1.12		(2.05)		1.19		1.28		1.80

Total from investment operations	0.51		1.32		(1.88)		1.34		1.43		1.99

Less distributions:
Dividends from net investment income	—		(0.23)		(0.20)		(0.28)		(0.24)		(0.22)
Distributions from net realized gains	—		(0.34)		(0.80)		(0.85)		(0.46)		(0.43)

Total dividends and distributions	—		(0.57)		(1.00)		(1.13)		(0.70)		(0.65)

Net asset value, end of period	$10.87		$10.36		$9.61		$12.49		$12.28		$11.55

Total return (b)	4.92%		13.97%		(15.03)%		10.98%		12.55%		19.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,543		$27,404		$28,738		$43,095		$48,117		$51,085
Ratio of expenses to average net assets:
After waivers (a)(f)	0.33	%(j)	0.32	%(j)	0.32	%(j)	0.31	%(k)	0.31	%(j)	0.32	%(j)
Before waivers (a)(f)	0.35%		0.37%		0.33%		0.31%		0.33%		0.34%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.05%		1.98%		1.57%		1.15%		1.35%		1.73%
Before waivers (a)(f)(x)	0.04%		1.94%		1.56%		1.15%		1.32%		1.71%
Portfolio turnover rate^	7	%(z)	11%		15%		30%		26%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (73.0%)
EQ/American Century Mid Cap Value Portfolio‡	179,418	$3,902,615
EQ/Emerging Markets Equity PLUS Portfolio‡	1,350,436	12,513,448
EQ/Equity 500 Index Portfolio‡	1,017,023	82,183,823
EQ/International Equity Index Portfolio‡	2,339,964	26,610,845
EQ/Janus Enterprise Portfolio‡	263,805	5,884,678
EQ/MFS International Growth Portfolio‡	1,995,827	15,440,680
EQ/Small Company Index Portfolio‡	1,920,682	21,602,481
EQ/Value Equity Portfolio‡	237,692	5,507,635
Multimanager Aggressive Equity Portfolio‡	41,681	3,326,349

Total Equity		176,972,554

Fixed Income (27.0%)
1290 Diversified Bond Fund‡	1,092,033	9,205,835
1290 VT High Yield Bond Portfolio‡	1,300,694	11,676,411
EQ/Core Bond Index Portfolio‡	982,415	9,079,286
EQ/Core Plus Bond Portfolio‡	3,366,312	11,660,715
EQ/Long-Term Bond Portfolio‡	1,095,802	7,546,355
EQ/PIMCO Ultra Short Bond Portfolio‡	846,319	8,497,739
EQ/Quality Bond PLUS Portfolio‡	1,021,997	7,897,500

Total Fixed Income		65,563,841

Total Investments in Securities (100.0%) (Cost $177,396,536)		242,536,395
Other Assets Less Liabilities (0.0%)†		113,421

Net Assets (100%)		$242,649,816

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	179,418	3,842,411	137,166	(111,634)	56	34,616	3,902,615	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,350,436	10,257,315	1,931,270	(299,621)	(52)	624,536	12,513,448	—	—
EQ/Equity 500 Index Portfolio	1,017,023	79,962,490	2,555,050	(11,948,683)	2,830,344	8,784,622	82,183,823	—	—
EQ/International Equity Index Portfolio	2,339,964	24,945,449	843,089	(678,979)	7,150	1,494,136	26,610,845	—	—
EQ/Janus Enterprise Portfolio	263,805	5,563,053	137,169	(111,633)	93	295,996	5,884,678	—	—
EQ/MFS International Growth Portfolio	1,995,827	14,438,194	501,216	(404,488)	4	905,754	15,440,680	—	—
EQ/Small Company Index Portfolio	1,920,682	20,236,544	3,468,095	(2,385,709)	(17,437)	300,988	21,602,481	—	—
EQ/Value Equity Portfolio	237,692	5,435,454	182,024	(421,427)	578	311,006	5,507,635	—	—
Multimanager Aggressive Equity Portfolio	41,681	3,384,465	137,674	(784,700)	(1,407)	590,317	3,326,349	—	—
Fixed Income
1290 Diversified Bond Fund	1,092,033	7,824,496	1,952,565	(60,892)	(48)	(510,286)	9,205,835	233,121	—
1290 VT High Yield Bond Portfolio	1,300,694	10,678,386	951,365	(276,424)	90	322,994	11,676,411	—	—
EQ/Core Bond Index Portfolio	982,415	7,489,130	1,807,428	(260,959)	(21)	43,708	9,079,286	—	—
EQ/Core Plus Bond Portfolio	3,366,312	10,732,579	1,357,754	(273,041)	(68)	(156,509)	11,660,715	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Long-Term Bond Portfolio	1,095,802	7,775,450	274,842	(221,333)	177	(282,781)	7,546,355	—	—
EQ/PIMCO Ultra Short Bond Portfolio	846,319	5,591,097	2,837,398	(146,911)	(1)	216,156	8,497,739	—	—
EQ/Quality Bond PLUS Portfolio	1,021,997	6,957,672	1,168,864	(245,978)	(12)	16,954	7,897,500	—	—

Total		225,114,185	20,242,969	(18,632,412)	2,819,446	12,992,207	242,536,395	233,121	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$9,205,835	$233,330,560	$—	$242,536,395

Total Assets	$9,205,835	$233,330,560	$—	$242,536,395

Total Liabilities	$—	$—	$—	$—

Total	$9,205,835	$233,330,560	$—	$242,536,395

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,242,969
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,632,412

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,111,335
Aggregate gross unrealized depreciation	(8,210,882)

Net unrealized appreciation	$64,900,453

Federal income tax cost of investments in securities and derivative instruments, if applicable	$177,635,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $177,396,536)	$242,536,395
Cash	36,274
Receivable for Portfolio shares sold	165,250
Dividends, interest and other receivables	55,559
Receivable for securities sold	25,478
Other assets	2,699

Total assets	242,821,655

LIABILITIES
Distribution fees payable – Class IB	45,530
Administrative fees payable	24,987
Investment management fees payable	19,781
Payable for Portfolio shares repurchased	17,949
Accrued expenses	63,592

Total liabilities	171,839

Commitments and contingent liabilities^
NET ASSETS	$242,649,816

Net assets were comprised of:
Paid in capital	$173,752,633
Total distributable earnings (loss)	68,897,183

Net assets	$242,649,816

Class IB
Net asset value, offering and redemption price per share, $223,509,216 / 15,738,336 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.20

Class K
Net asset value, offering and redemption price per share, $19,140,600 / 1,345,764 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.22

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$233,121
Interest	2,857

Total income	235,978

EXPENSES
Distribution fees – Class IB	267,003
Administrative fees	147,493
Investment management fees	116,497
Custodian fees	47,390
Professional fees	28,059
Printing and mailing expenses	14,016
Trustees’ fees	3,807
Miscellaneous	2,280

Total expenses	626,545

NET INVESTMENT INCOME (LOSS)	(390,567)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,819,446
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	12,992,207

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,811,653

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,421,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(390,567)	$3,337,333
Net realized gain (loss)	2,819,446	2,499,699
Net change in unrealized appreciation (depreciation)	12,992,207	25,614,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,421,086	31,451,935

Distributions to shareholders:
Class IB	—	(6,449,839)
Class K	—	(658,044)

Total distributions to shareholders	—	(7,107,883)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 978,062 and 2,128,525 shares, respectively ]	13,422,148	26,864,431
Capital shares issued in reinvestment of dividends and distributions [ 0 and 505,332 shares, respectively ]	—	6,449,839
Capital shares repurchased [ (706,755) and (1,344,494) shares, respectively ]	(9,729,368)	(16,973,981)

Total Class IB transactions	3,692,780	16,340,289

Class K
Capital shares sold [ 0 and 40 shares, respectively ]	—	506
Capital shares issued in reinvestment of dividends and distributions [ 0 and 51,421 shares, respectively ]	—	658,044
Capital shares repurchased [ (102,846) and (211,199) shares ]	(1,442,988)	(2,671,876)

Total Class K transactions	(1,442,988)	(2,013,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,249,792	14,326,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,670,878	38,671,015
NET ASSETS:
Beginning of period	224,978,938	186,307,923

End of period	$242,649,816	$224,978,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$13.30		$11.80		$14.90		$13.71		$12.52		$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.21		0.17		0.14		0.14		0.19
Net realized and unrealized gain (loss)	0.92		1.72		(2.62)		1.78		1.55		2.17

Total from investment operations	0.90		1.93		(2.45)		1.92		1.69		2.36

Less distributions:
Dividends from net investment income	—		(0.22)		(0.17)		(0.27)		(0.20)		(0.19)
Distributions from net realized gains	—		(0.21)		(0.48)		(0.46)		(0.30)		(0.32)

Total dividends and distributions	—		(0.43)		(0.65)		(0.73)		(0.50)		(0.51)

Net asset value, end of period	$14.20		$13.30		$11.80		$14.90		$13.71		$12.52

Total return (b)	6.77%		16.56%		(16.32)%		14.10%		13.70%		22.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$223,509		$205,708		$167,325		$188,064		$159,487		$131,599
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56	%(j)	0.59	%(k)	0.56	%(j)	0.55	%(m)	0.58	%(o)	0.59	%(o)
Before waivers (a)(f)	0.56%		0.59%		0.56%		0.55%		0.58%		0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.36)%		1.63%		1.35%		0.97%		1.18%		1.61%
Before waivers (a)(f)(x)	(0.36)%		1.63%		1.35%		0.97%		1.17%		1.60%
Portfolio turnover rate^	8	%(z)	8%		10%		20%		20%		8%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$13.30		$11.80		$14.90		$13.71		$12.52		$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.22		0.18		0.17		0.16		0.19
Net realized and unrealized gain (loss)	0.93		1.74		(2.59)		1.79		1.56		2.20

Total from investment operations	0.92		1.96		(2.41)		1.96		1.72		2.39

Less distributions:
Dividends from net investment income	—		(0.25)		(0.21)		(0.31)		(0.23)		(0.22)
Distributions from net realized gains	—		(0.21)		(0.48)		(0.46)		(0.30)		(0.32)

Total dividends and distributions	—		(0.46)		(0.69)		(0.77)		(0.53)		(0.54)

Net asset value, end of period	$14.22		$13.30		$11.80		$14.90		$13.71		$12.52

Total return (b)	6.92%		16.83%		(16.10)%		14.38%		13.95%		22.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,141		$19,271		$18,983		$27,388		$28,065		$30,798
Ratio of expenses to average net assets:
After waivers (a)(f)	0.31	%(j)	0.34	%(k)	0.31	%(j)	0.30	%(m)	0.33	%(o)	0.34	%(o)
Before waivers (a)(f)	0.31%		0.34%		0.31%		0.30%		0.33%		0.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.11)%		1.72%		1.42%		1.12%		1.27%		1.63%
Before waivers (a)(f)(x)	(0.11)%		1.72%		1.42%		1.12%		1.27%		1.63%
Portfolio turnover rate^	8	%(z)	8%		10%		20%		20%		8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB and 0.78% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (83.1%)
EQ/American Century Mid Cap Value Portfolio‡	206,670	$4,495,400
EQ/Emerging Markets Equity PLUS Portfolio‡	1,406,250	13,030,638
EQ/Equity 500 Index Portfolio‡	1,098,628	88,778,150
EQ/International Equity Index Portfolio‡	2,560,414	29,117,874
EQ/Janus Enterprise Portfolio‡	196,193	4,376,470
EQ/MFS International Growth Portfolio‡	2,037,581	15,763,709
EQ/Small Company Index Portfolio‡	2,243,438	25,232,609
EQ/Value Equity Portfolio‡	297,045	6,882,915
Multimanager Aggressive Equity Portfolio‡	38,376	3,062,547

Total Equity		190,740,312

Fixed Income (17.0%)
1290 Diversified Bond Fund‡	673,952	5,681,419
1290 VT High Yield Bond Portfolio‡	748,530	6,719,599
EQ/Core Bond Index Portfolio‡	584,188	5,398,950
EQ/Core Plus Bond Portfolio‡	1,974,352	6,839,044
EQ/Long-Term Bond Portfolio‡	686,717	4,729,147
EQ/PIMCO Ultra Short Bond Portfolio‡	521,162	5,232,896
EQ/Quality Bond PLUS Portfolio‡	566,057	4,374,214

Total Fixed Income		38,975,269

Total Investments in Securities (100.1%) (Cost $165,597,282)		229,715,581
Other Assets Less Liabilities (-0.1%)		(154,976)

Net Assets (100%)		$229,560,605

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	206,670	4,358,111	129,075	(29,644)	1	37,857	4,495,400	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,406,250	9,943,922	2,548,424	(95,578)	1	633,869	13,030,638	—	—
EQ/Equity 500 Index Portfolio	1,098,628	84,747,984	3,219,756	(11,660,047)	1,507,434	10,963,023	88,778,150	—	—
EQ/International Equity Index Portfolio	2,560,414	26,675,777	1,072,212	(235,452)	136	1,605,201	29,117,874	—	—
EQ/Janus Enterprise Portfolio	196,193	4,060,562	129,075	(29,644)	2	216,475	4,376,470	—	—
EQ/MFS International Growth Portfolio	2,037,581	14,381,067	606,478	(134,593)	(5)	910,762	15,763,709	—	—
EQ/Small Company Index Portfolio	2,243,438	21,322,440	5,022,152	(1,453,649)	(921)	342,587	25,232,609	—	—
EQ/Value Equity Portfolio	297,045	6,333,424	242,591	(53,837)	3	360,734	6,882,915	—	—
Multimanager Aggressive Equity Portfolio	38,376	2,884,299	150,058	(491,803)	(10,558)	530,551	3,062,547	—	—
Fixed Income
1290 Diversified Bond Fund	673,952	4,731,570	1,272,748	(13,629)	6	(309,276)	5,681,419	143,144	—
1290 VT High Yield Bond Portfolio	748,530	5,997,333	592,590	(53,837)	(5)	183,518	6,719,599	—	—
EQ/Core Bond Index Portfolio	584,188	3,857,822	1,558,486	(47,988)	1	30,629	5,398,950	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Plus Bond Portfolio	1,974,352	5,899,074	1,073,612	(44,466)	(6)	(89,170)	6,839,044	—	—
EQ/Long-Term Bond Portfolio	686,717	4,600,304	335,834	(41,741)	(2)	(165,248)	4,729,147	—	—
EQ/PIMCO Ultra Short Bond Portfolio	521,162	2,813,746	2,311,639	(27,884)	(1)	135,396	5,232,896	—	—
EQ/Quality Bond PLUS Portfolio	566,057	3,815,505	590,491	(40,776)	—	8,994	4,374,214	—	—

Total		206,422,940	20,855,221	(14,454,568)	1,496,086	15,395,902	229,715,581	143,144	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,681,419	$224,034,162	$—	$229,715,581

Total Assets	$5,681,419	$224,034,162	$—	$229,715,581

Total Liabilities	$—	$—	$—	$—

Total	$5,681,419	$224,034,162	$—	$229,715,581

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,855,221
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,454,568

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,220,102
Aggregate gross unrealized depreciation	(4,237,224)

Net unrealized appreciation	$63,982,878

Federal income tax cost of investments in securities and derivative instruments, if applicable	$165,732,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $165,597,282)	$229,715,581
Receivable for Portfolio shares sold	77,704
Receivable for securities sold	47,878
Dividends, interest and other receivables	34,291
Other assets	2,523

Total assets	229,877,977

LIABILITIES
Payable for Portfolio shares repurchased	169,078
Distribution fees payable – Class IB	44,577
Administrative fees payable	23,650
Investment management fees payable	18,723
Overdraft payable	1,240
Accrued expenses	60,104

Total liabilities	317,372

Commitments and contingent liabilities^
NET ASSETS	$229,560,605

Net assets were comprised of:
Paid in capital	$162,947,863
Total distributable earnings (loss)	66,612,742

Net assets	$229,560,605

Class IB
Net asset value, offering and redemption price per share, $218,883,557 / 14,379,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.22

Class K
Net asset value, offering and redemption price per share, $10,677,048 / 700,745 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.24

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$143,144
Interest	2,983

Total income	146,127

EXPENSES
Distribution fees – Class IB	257,774
Administrative fees	137,337
Investment management fees	108,482
Custodian fees	47,390
Professional fees	26,599
Printing and mailing expenses	13,291
Trustees’ fees	3,521
Miscellaneous	1,726

Net expenses	596,120

NET INVESTMENT INCOME (LOSS)	(449,993)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,496,086
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	15,395,902

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,891,988

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,441,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(449,993)	$2,676,419
Net realized gain (loss)	1,496,086	2,325,594
Net change in unrealized appreciation (depreciation)	15,395,902	26,080,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,441,995	31,082,958

Distributions to shareholders:
Class IB	—	(5,924,405)
Class K	—	(348,762)

Total distributions to shareholders	—	(6,273,167)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 872,608 and 1,721,445 shares, respectively ]	12,782,372	22,973,158
Capital shares issued in reinvestment of dividends and distributions [ 0 and 440,831 shares, respectively ]	—	5,924,405
Capital shares repurchased [ (360,058) and (1,100,144) shares, respectively ]	(5,285,032)	(14,646,477)

Total Class IB transactions	7,497,340	14,251,086

Class K
Capital shares sold [ 0 and 1 shares, respectively ]	—	3
Capital shares issued in reinvestment of dividends and distributions [ 0 and 25,875 shares, respectively ]	—	348,762
Capital shares repurchased [ (50,613) and (95,060) shares ]	(756,980)	(1,261,208)

Total Class K transactions	(756,980)	(912,443)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,740,360	13,338,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,182,355	38,148,434
NET ASSETS:
Beginning of period	206,378,250	168,229,816

End of period	$229,560,605	$206,378,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.12		$12.35		$15.64		$14.03		$12.72		$10.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.19		0.17		0.14		0.14		0.19
Net realized and unrealized gain (loss)	1.13		2.02		(2.80)		2.13		1.62		2.39

Total from investment operations	1.10		2.21		(2.63)		2.27		1.76		2.58

Less distributions:
Dividends from net investment income	—		(0.21)		(0.17)		(0.29)		(0.19)		(0.19)
Distributions from net realized gains	—		(0.23)		(0.49)		(0.37)		(0.26)		(0.36)

Total dividends and distributions	—		(0.44)		(0.66)		(0.66)		(0.45)		(0.55)

Net asset value, end of period	$15.22		$14.12		$12.35		$15.64		$14.03		$12.72

Total return (b)	7.79%		18.11%		(16.73)%		16.29%		14.07%		24.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218,884		$195,773		$158,103		$178,632		$143,119		$114,928
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56	%(j)	0.60	%(k)	0.57	%(m)	0.56	%(j)	0.59	%(n)	0.60	%(n)
Before waivers (a)(f)	0.56%		0.60%		0.57%		0.56%		0.60%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.43)%		1.43%		1.23%		0.93%		1.13%		1.56%
Before waivers (a)(f)(x)	(0.43)%		1.43%		1.23%		0.93%		1.11%		1.53%
Portfolio turnover rate^	7	%(z)	8%		7%		10%		12%		6%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.11		$12.34		$15.64		$14.02		$12.71		$10.68

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.21		0.18		0.17		0.14		0.19
Net realized and unrealized gain (loss)	1.14		2.03		(2.79)		2.15		1.65		2.42

Total from investment operations	1.13		2.24		(2.61)		2.32		1.79		2.61

Less distributions:
Dividends from net investment income	—		(0.24)		(0.20)		(0.33)		(0.22)		(0.22)
Distributions from net realized gains	—		(0.23)		(0.49)		(0.37)		(0.26)		(0.36)

Total dividends and distributions	—		(0.47)		(0.69)		(0.70)		(0.48)		(0.58)

Net asset value, end of period	$15.24		$14.11		$12.34		$15.64		$14.02		$12.71

Total return (b)	8.01%		18.40%		(16.58)%		16.65%		14.33%		24.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,677		$10,605		$10,127		$14,021		$12,916		$14,413
Ratio of expenses to average net assets:
After waivers (a)(f)	0.31	%(j)	0.35	%(k)	0.32	%(m)	0.31	%(j)	0.34	%(n)	0.35	%(n)
Before waivers (a)(f)	0.31%		0.35%		0.32%		0.31%		0.35%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.18)%		1.55%		1.31%		1.12%		1.17%		1.56%
Before waivers (a)(f)(x)	(0.18)%		1.55%		1.31%		1.12%		1.15%		1.54%
Portfolio turnover rate^	7	%(z)	8%		7%		10%		12%		6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB and 0.78% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IB and 0.79% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (93.1%)
EQ/American Century Mid Cap Value Portfolio‡	71,347	$1,551,917
EQ/Emerging Markets Equity PLUS Portfolio‡	759,589	7,038,527
EQ/Equity 500 Index Portfolio‡	602,481	48,685,411
EQ/International Equity Index Portfolio‡	1,394,136	15,854,580
EQ/Janus Enterprise Portfolio‡	59,746	1,332,747
EQ/MFS International Growth Portfolio‡	1,358,173	10,507,478
EQ/Small Company Index Portfolio‡	1,288,005	14,486,572
EQ/Value Equity Portfolio‡	222,588	5,157,662
Multimanager Aggressive Equity Portfolio‡	32,222	2,571,411

Total Equity		107,186,305

Fixed Income (6.9%)
1290 Diversified Bond Fund‡	127,710	1,076,592
1290 VT High Yield Bond Portfolio‡	219,428	1,969,823
EQ/Core Bond Index Portfolio‡	99,374	918,397
EQ/Core Plus Bond Portfolio‡	408,888	1,416,366
EQ/Long-Term Bond Portfolio‡	141,167	972,163
EQ/PIMCO Ultra Short Bond Portfolio‡	83,625	839,668
EQ/Quality Bond PLUS Portfolio‡	100,106	773,572

Total Fixed Income		7,966,581

Total Investments in Securities (100.0%) (Cost $94,593,677)		115,152,886
Other Assets Less Liabilities (0.0%)†		34,812

Net Assets (100%)		$115,187,698

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	71,347	1,468,019	96,777	(25,236)	1	12,356	1,551,917	—	—
EQ/Emerging Markets Equity PLUS Portfolio	759,589	5,260,779	1,557,003	(114,400)	1	335,144	7,038,527	—	—
EQ/Equity 500 Index Portfolio	602,481	44,007,947	3,024,715	(4,994,908)	218,481	6,429,176	48,685,411	—	—
EQ/International Equity Index Portfolio	1,394,136	14,257,233	1,024,011	(286,839)	123	860,052	15,854,580	—	—
EQ/Janus Enterprise Portfolio	59,746	1,205,825	82,900	(20,516)	—	64,538	1,332,747	—	—
EQ/MFS International Growth Portfolio	1,358,173	9,412,412	692,047	(196,972)	—	599,991	10,507,478	—	—
EQ/Small Company Index Portfolio	1,288,005	12,264,966	2,735,060	(722,071)	(181)	208,798	14,486,572	—	—
EQ/Value Equity Portfolio	222,588	4,656,710	324,138	(89,398)	(14)	266,226	5,157,662	—	—
Multimanager Aggressive Equity Portfolio	32,222	2,684,737	193,919	(733,273)	5,036	420,992	2,571,411	—	—
Fixed Income
1290 Diversified Bond Fund	127,710	653,991	474,580	(936)	(3)	(51,040)	1,076,592	25,423	—
1290 VT High Yield Bond Portfolio	219,428	1,576,452	370,654	(29,955)	—	52,672	1,969,823	—	—
EQ/Core Bond Index Portfolio	99,374	671,039	262,247	(19,580)	—	4,691	918,397	—	—
EQ/Core Plus Bond Portfolio	408,888	1,007,492	437,320	(10,609)	—	(17,837)	1,416,366	—	—
EQ/Long-Term Bond Portfolio	141,167	856,749	161,197	(15,329)	2	(30,456)	972,163	—	—
EQ/PIMCO Ultra Short Bond Portfolio	83,625	198,216	626,740	(702)	—	15,414	839,668	—	—
EQ/Quality Bond PLUS Portfolio	100,106	421,502	351,739	(702)	—	1,033	773,572	—	—

Total		100,604,069	12,415,047	(7,261,426)	223,446	9,171,750	115,152,886	25,423	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,076,592	$114,076,294	$—	$115,152,886

Total Assets	$1,076,592	$114,076,294	$—	$115,152,886

Total Liabilities	$—	$—	$—	$—

Total	$1,076,592	$114,076,294	$—	$115,152,886

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,415,047
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,261,426

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,086,571
Aggregate gross unrealized depreciation	(612,738)

Net unrealized appreciation	$20,473,833

Federal income tax cost of investments in securities and derivative instruments, if applicable	$94,679,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $94,593,677)	$115,152,886
Cash	37,285
Receivable for Portfolio shares sold	122,990
Dividends, interest and other receivables	6,495
Other assets	1,454

Total assets	115,321,110

LIABILITIES
Payable for securities purchased	30,462
Distribution fees payable – Class IB	23,322
Investment management fees payable	14,095
Administrative fees payable	11,810
Payable for Portfolio shares repurchased	1,382
Accrued expenses	52,341

Total liabilities	133,412

Commitments and contingent liabilities^
NET ASSETS	$115,187,698

Net assets were comprised of:
Paid in capital	$93,982,503
Total distributable earnings (loss)	21,205,195

Net assets	$115,187,698

Class IB
Net asset value, offering and redemption price per share, $114,937,036 / 7,089,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.21

Class K
Net asset value, offering and redemption price per share, $250,662 / 15,435 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.24

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$25,423
Interest	1,558

Total income	26,981

EXPENSES
Distribution fees – Class IB	133,666
Administrative fees	67,846
Investment management fees	53,593
Custodian fees	38,987
Professional fees	24,896
Printing and mailing expenses	8,483
Recoupment fees	6,675
Trustees’ fees	1,727
Miscellaneous	998

Gross expenses	336,871
Less: Waiver from investment manager	(2,701)

Net expenses	334,170

NET INVESTMENT INCOME (LOSS)	(307,189)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	223,446
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	9,171,750

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,395,196

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,088,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(307,189)	$1,137,469
Net realized gain (loss)	223,446	1,239,450
Net change in unrealized appreciation (depreciation)	9,171,750	12,973,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,088,007	15,350,550

Distributions to shareholders:
Class IB	—	(2,250,929)
Class K	—	(6,526)

Total distributions to shareholders	—	(2,257,455)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 644,709 and 1,481,225 shares, respectively ]	10,030,345	20,553,469
Capital shares issued in reinvestment of dividends and distributions [ 0 and 157,944 shares, respectively ]	—	2,250,929
Capital shares repurchased [ (293,854) and (390,225) shares, respectively ]	(4,563,102)	(5,379,410)

Total Class IB transactions	5,467,243	17,424,988

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 456 shares, respectively ]	—	6,526
Capital shares repurchased [ (1,936) and (11,540) shares ]	(30,626)	(157,450)

Total Class K transactions	(30,626)	(150,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,436,617	17,274,064

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,524,624	30,367,159
NET ASSETS:
Beginning of period	100,663,074	70,295,915

End of period	$115,187,698	$100,663,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.90		$12.74		$16.32		$14.24		$12.63		$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.19		0.15		0.13		0.14		0.20
Net realized and unrealized gain (loss)	1.36		2.32		(3.03)		2.46		1.73		2.50

Total from investment operations	1.31		2.51		(2.88)		2.59		1.87		2.70

Less distributions:
Dividends from net investment income	—		(0.20)		(0.15)		(0.32)		(0.19)		(0.17)
Distributions from net realized gains	—		(0.15)		(0.55)		(0.19)		(0.07)		—

Total dividends and distributions	—		(0.35)		(0.70)		(0.51)		(0.26)		(0.17)

Net asset value, end of period	$16.21		$14.90		$12.74		$16.32		$14.24		$12.63

Total return (b)	8.79%		19.82%		(17.56)%		18.30%		14.89%		26.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$114,937		$100,404		$69,933		$70,752		$248,268		$30,814
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64	%(j)	0.62	%(j)	0.64	%(j)	0.66	(k)(o)	0.59	%(j)	0.59	%(j)
Before waivers and reimbursements (a)(f)	0.64%		0.69%		0.67%		0.68%		0.82%		0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.59)%		1.35%		1.09%		0.82%		1.15%		1.68%
Before waivers and reimbursements (a)(f)(x)	(0.59)%		1.28%		1.06%		0.80%		0.92%		1.39%
Portfolio turnover rate^	7	%(z)	4%		5%		6%		8%		28%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.91		$12.74		$16.33		$14.25		$12.63		$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.16		0.17		0.12		0.12		(0.01)
Net realized and unrealized gain (loss)	1.36		2.39		(3.03)		2.51		1.79		2.74

Total from investment operations	1.33		2.55		(2.86)		2.63		1.91		2.73

Less distributions:
Dividends from net investment income	—		(0.23)		(0.18)		(0.36)		(0.22)		(0.20)
Distributions from net realized gains	—		(0.15)		(0.55)		(0.19)		(0.07)		—

Total dividends and distributions	—		(0.38)		(0.73)		(0.55)		(0.29)		(0.20)

Net asset value, end of period	$16.24		$14.91		$12.74		$16.33		$14.25		$12.63

Total return (b)	8.92%		20.17%		(17.40)%		18.57%		15.21%		27.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$251		$259		$363		$457		$602		$852
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.39	%(j)	0.37	%(j)	0.39	%(j)	0.41	(k)(o)	0.34	%(j)	0.34	%(j)
Before waivers and reimbursements (a)(f)	0.39%		0.43%		0.42%		0.44%		0.58%		0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.34)%		1.16%		1.19%		0.75%		0.99%		(0.07)%
Before waivers and reimbursements (a)(f)(x)	(0.34)%		1.10%		1.16%		0.72%		0.75%		(0.37)%
Portfolio turnover rate^	7	%(z)	4%		5%		6%		8%		28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (64.9%)
iShares Core MSCI EAFE ETF	396,470	$28,799,581
iShares Core S&P 500 ETF	56,738	31,048,736
iShares Core S&P Mid-Cap ETF	168,850	9,881,102
iShares Core S&P Small-Cap ETF	17,050	1,818,553
iShares MSCI EAFE ETF(x)	98,560	7,720,205
iShares Russell 2000 ETF(x)	9,825	1,993,394
Vanguard Large-Cap ETF(x)	41,460	10,349,245
Vanguard S&P 500 ETF	61,570	30,793,004

Total Equity		122,403,820

Fixed Income (34.7%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	819,157	65,475,219

Total Exchange Traded Funds (99.6%) (Cost $162,793,124)		187,879,039

SHORT-TERM INVESTMENTS:
Investment Companies (5.7%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	2,200,000	2,200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	7,638,844	7,638,844
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	929,030	929,216

Total Investment Companies		10,768,060

Total Short-Term Investments (5.7%) (Cost $10,768,060)		10,768,060

Total Investments in Securities (105.3%) (Cost $173,561,184)		198,647,099
Other Assets Less Liabilities (-5.3%)		(9,911,549)

Net Assets (100%)		$188,735,550

(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $49,028,362. This was collateralized by $40,369,175 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/15/24 - 2/15/54 and by cash of $9,838,844 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$187,879,039	$—	$—	$187,879,039
Short-Term Investments
Investment Companies	10,768,060	—	—	10,768,060

Total Assets	$198,647,099	$—	$—	$198,647,099

Total Liabilities	$—	$—	$—	$—

Total	$198,647,099	$—	$—	$198,647,099

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,101,130
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,678,857

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,062,639
Aggregate gross unrealized depreciation	(3,142,157)

Net unrealized appreciation	$23,920,482

Federal income tax cost of investments in securities and derivative instruments, if applicable	$174,726,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $173,561,184)	$198,647,099
Cash	150,000
Dividends, interest and other receivables	149,633
Securities lending income receivable	10,349
Receivable for Portfolio shares sold	5
Other assets	6,498

Total assets	198,963,584

LIABILITIES
Payable for return of collateral on securities loaned	9,838,844
Payable for Portfolio shares repurchased	190,154
Investment management fees payable	94,710
Distribution fees payable – Class IB	38,458
Administrative fees payable	19,430
Accrued expenses	46,438

Total liabilities	10,228,034

Commitments and contingent liabilities^
NET ASSETS	$188,735,550

Net assets were comprised of:
Paid in capital	$163,224,133
Total distributable earnings (loss)	25,511,417

Net assets	$188,735,550

Class IB
Net asset value, offering and redemption price per share, $188,735,550 / 14,554,586 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.97

(x)	Includes value of securities on loan of $49,028,362.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$2,300,674
Interest	3,910
Securities lending (net)	27,032

Total income	2,331,616

EXPENSES
Investment management fees	620,692
Distribution fees – Class IB	221,675
Administrative fees	112,255
Professional fees	27,573
Printing and mailing expenses	13,023
Custodian fees	3,979
Trustees’ fees	2,867
Miscellaneous	5,704

Gross expenses	1,007,768
Less: Waiver from investment manager	(81,638)

Net expenses	926,130

NET INVESTMENT INCOME (LOSS)	1,405,486

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	117,083
Net change in unrealized appreciation (depreciation) on investments in securities	9,789,830

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,906,913

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,312,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,405,486	$2,513,854
Net realized gain (loss)	117,083	25,019
Net change in unrealized appreciation (depreciation)	9,789,830	18,912,809

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,312,399	21,451,682

Distributions to shareholders:
Class IB	—	(2,578,609)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,362,694 and 3,080,319 shares, respectively ]	17,097,236	35,378,459
Capital shares issued in reinvestment of dividends and distributions [ 0 and 213,948 shares, respectively ]	—	2,578,609
Capital shares repurchased [ (630,433) and (653,630) shares, respectively ]	(7,921,058)	(7,433,219)

Total Class IB transactions	9,176,178	30,523,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,176,178	30,523,849

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,488,577	49,396,922
NET ASSETS:
Beginning of period	168,246,973	118,850,051

End of period	$188,735,550	$168,246,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,								February 1, 2019* to December 31, 2019
Class IB			2023		2022		2021		2020
Net asset value, beginning of period	$12.17		$10.63		$13.12		$11.75		$11.16		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.21		0.16		0.14		0.12		0.25
Net realized and unrealized gain (loss)	0.70		1.52		(2.43)		1.33		0.58		1.14

Total from investment operations	0.80		1.73		(2.27)		1.47		0.70		1.39

Less distributions:
Dividends from net investment income	—		(0.18)		(0.13)		(0.10)		(0.11)		(0.13)
Distributions from net realized gains	—		(0.01)		(0.09)		—		—	#	(0.10)

Total dividends and distributions	—		(0.19)		(0.22)		(0.10)		(0.11)		(0.23)

Net asset value, end of period	$12.97		$12.17		$10.63		$13.12		$11.75		$11.16

Total return (b)	6.57%		16.31%		(17.36)%		12.51%		6.33%		13.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,736		$168,247		$118,850		$80,300		$44,418		$19,469
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04	%(j)	1.05	%(j)	1.04	%(j)	1.04	%(j)	1.03	%(j)	1.04	%(j)
Before waivers (a)(f)	1.14%		1.14%		1.16%		1.18%		1.28%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.58%		1.80%		1.40%		1.12%		1.15%		2.48	%(l)
Before waivers (a)(f)(x)	1.49%		1.71%		1.28%		0.98%		0.90%		1.65	%(l)
Portfolio turnover rate^	2	%(z)	16%		73%		7%		69%		50	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Alternatives (26.2%)
iMGP DBi Managed Futures Strategy ETF (x)	43,440	$1,305,806
IQ Merger Arbitrage ETF (x)	31,510	995,716

Total Alternatives		2,301,522

Commodity (15.6%)
Invesco DB Agriculture Fund	13,500	321,300
Invesco DB Energy Fund	17,570	366,732
Invesco DB Precious Metals Fund	11,810	676,699

Total Commodity		1,364,731

Equity (31.1%)
iShares Core U.S. REIT ETF (x)	11,310	605,763
JPMorgan Equity Premium Income ETF (x)	17,370	984,532
JPMorgan Nasdaq Equity Premium Income ETF (x)	9,460	525,030
Vanguard Global ex-U.S. Real Estate ETF	15,200	616,664

Total Equity		2,731,989

Fixed Income (26.5%)
iShares Convertible Bond ETF (x)	15,960	1,254,935
Vanguard Short-Term Inflation-Protected Securities ETF	22,070	1,071,278

Total Fixed Income		2,326,213

Total Exchange Traded Funds (99.4%) (Cost $8,693,868)		8,724,455

SHORT-TERM INVESTMENTS:
Investment Companies (15.8%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,189,903	1,189,903

Total Investment Companies		1,389,903

Total Short-Term Investments (15.8%) (Cost $1,389,903)		1,389,903

Total Investments in Securities (115.2%) (Cost $10,083,771)		10,114,358
Other Assets Less Liabilities (-15.2%)		(1,338,661)

Net Assets (100%)		$8,775,697

(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $1,927,731. This was collateralized by $649,596 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.479%, maturing 10/15/24 - 2/15/54 and by cash of $1,389,903 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,724,455	$—	$—	$8,724,455
Short-Term Investments
Investment Companies	1,389,903	—	—	1,389,903

Total Assets	$10,114,358	$—	$—	$10,114,358

Total Liabilities	$—	$—	$—	$—

Total	$10,114,358	$—	$—	$10,114,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,669,398
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,456,677

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$477,584
Aggregate gross unrealized depreciation	(612,759)

Net unrealized depreciation	$(135,175)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,249,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $10,083,771)	$10,114,358
Cash	88,497
Securities lending income receivable	1,376
Receivable for Portfolio shares sold	604
Receivable from investment manager	382
Dividends, interest and other receivables	17
Other assets	110

Total assets	10,205,344

LIABILITIES
Payable for return of collateral on securities loaned	1,389,903
Distribution fees payable – Class IB	651
Payable for Portfolio shares repurchased	222
Accrued expenses	38,871

Total liabilities	1,429,647

Commitments and contingent liabilities^
NET ASSETS	$8,775,697

Net assets were comprised of:
Paid in capital	$9,506,525
Total distributable earnings (loss)	(730,828)

Net assets	$8,775,697

Class IB
Net asset value, offering and redemption price per share, $3,299,715 / 372,079 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.87

Class K
Net asset value, offering and redemption price per share, $5,475,982 / 616,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.88

(x)	Includes value of securities on loan of $1,927,731.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$81,258
Interest	1,730
Securities lending (net)	5,333

Total income	88,321

EXPENSES
Investment management fees	20,833
Professional fees	20,539
Printing and mailing expenses	5,504
Custodian fees	4,725
Administrative fees	3,847
Distribution fees – Class IB	3,785
Trustees’ fees	138
Miscellaneous	7,858

Gross expenses	67,229
Less: Waiver from investment manager	(24,680)
Reimbursementfrom investment manager	(3,336)

Net expenses	39,213

NET INVESTMENT INCOME (LOSS)	49,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	2,593
Net change in unrealized appreciation (depreciation) on investments in securities	375,410

NET REALIZED AND UNREALIZED GAIN (LOSS)	378,003

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$427,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$49,108	$138,777
Net realized gain (loss)	2,593	(622,699)
Net change in unrealized appreciation (depreciation)	375,410	883,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	427,111	399,614

Distributions to shareholders:
Class IB	—	(100,063)
Class K	—	(187,980)

Total distributions to shareholders	—	(288,043)

Tax return of capital:
Class IB	—	(8,152)
Class K	—	(16,026)

Total tax return of capital	—	(24,178)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 44,065 and 149,057 shares, respectively ]	383,613	1,262,687
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,002 shares, respectively ]	—	108,215
Capital shares repurchased [ (25,985) and (82,314) shares, respectively ]	(223,079)	(701,146)

Total Class IB transactions	160,534	669,756

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,469 shares, respectively ]	—	204,006

Total Class K transactions	—	204,006

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	160,534	873,762

TOTAL INCREASE (DECREASE) IN NET ASSETS	587,645	961,155
NET ASSETS:
Beginning of period	8,188,052	7,226,897

End of period	$8,775,697	$8,188,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021		2020		2019
Net asset value, beginning of period	$8.44		$8.34	$9.98	$10.45		$10.06		$9.53

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.14	0.17	0.35		0.05		0.25
Net realized and unrealized gain (loss)	0.39		0.28	(1.30)	(0.03)		0.40		0.48

Total from investment operations	0.43		0.42	(1.13)	0.32		0.45		0.73

Less distributions:
Dividends from net investment income	—		(0.16)	(0.18)	(0.30)		(0.06)		(0.20)
Distributions from net realized gains	—		(0.14)	(0.33)	(0.49)		—		—
Return of capital	—		(0.02)	—	—		—	#	—

Total dividends and distributions	—		(0.32)	(0.51)	(0.79)		(0.06)		(0.20)

Net asset value, end of period	$8.87		$8.44	$8.34	$9.98		$10.45		$10.06

Total return (b)	5.09%		5.13%	(11.40)%	3.09%		4.54%		7.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,300		$2,986	$2,288	$1,799		$1,132		$625
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.10%	1.14	%(j)	1.06	%(k)	1.04	%(g)(o)
Before waivers and reimbursements (a)(f)	1.77%		2.19%	2.08%	2.08%		2.44%		2.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.02%		1.69%	1.83%	3.22%		0.49%		2.50%
Before waivers and reimbursements (a)(f)(x)	0.35%		0.60%	0.85%	2.28%		(0.89)%		0.66%
Portfolio turnover rate^	17	%(z)	67%	32%	61%		16%		4%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021		2020		2019
Net asset value, beginning of period	$8.44		$8.34	$9.98	$10.46		$10.06		$9.53

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.16	0.18	0.32		0.06		0.16
Net realized and unrealized gain (loss)	0.39		0.28	(1.29)	0.01		0.43		0.60

Total from investment operations	0.44		0.44	(1.11)	0.33		0.49		0.76

Less distributions:
Dividends from net investment income	—		(0.17)	(0.20)	(0.32)		(0.07)		(0.23)
Distributions from net realized gains	—		(0.14)	(0.33)	(0.49)		—		—
Return of capital	—		(0.03)	—	—		(0.02)		—

Total dividends and distributions	—		(0.34)	(0.53)	(0.81)		(0.09)		(0.23)

Net asset value, end of period	$8.88		$8.44	$8.34	$9.98		$10.46		$10.06

Total return (b)	5.21%		5.38%	(11.17)%	3.22%		4.88%		7.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,476		$5,202	$4,939	$5,558		$5,383		$5,134
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.89	%(j)	0.81	%(k)	0.80	%(g)(o)
Before waivers and reimbursements (a)(f)	1.52%		1.91%	1.76%	1.76%		2.11%		2.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.27%		1.85%	1.91%	2.98%		0.60%		1.60%
Before waivers and reimbursements (a)(f)(x)	0.59%		0.78%	1.00%	2.11%		(0.70)%		0.17%
Portfolio turnover rate^	17	%(z)	67%	32%	61%		16%		4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax expense of 0.02%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.50% for Class IB and 1.25% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.67% for Class IB and 1.42% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $–)	2	$98

CONVERTIBLE PREFERRED STOCKS:
Financials (4.6%)
Banks (3.6%)
Bank of America Corp. 7.250% (y)	600	717,696
Wells Fargo & Co. 7.500% (y)	745	885,782

		1,603,478

Capital Markets (0.1%)
AMG Capital Trust II 5.150%	1,115	56,263

Financial Services (0.9%)
Apollo Global Management, Inc. 6.750%	6,000	393,660

Total Financials		2,053,401

Health Care (0.1%)
Health Care Providers & Services (0.1%)
BrightSpring Health Services, Inc. 6.750%	1,000	47,070

Total Health Care		47,070

Industrials (0.4%)
Machinery (0.4%)
Chart Industries, Inc. 6.750%(x)	1,500	85,260
RBC Bearings, Inc. 5.000% (x)	900	110,061

Total Industrials		195,321

Materials (1.0%)
Chemicals (1.0%)
Albemarle Corp. 7.250%	9,000	419,940

Total Materials		419,940

Utilities (1.7%)
Electric Utilities (1.7%)
NextEra Energy, Inc. 6.926%*	16,000	727,840

Total Utilities		727,840

Total Convertible Preferred Stocks (7.8%) (Cost $3,768,206)		3,443,572

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (92.0%)
Communication Services (7.6%)
Entertainment (2.5%)
Bilibili, Inc. 0.500%, 12/1/26	$83,000	80,717
Cinemark Holdings, Inc. 4.500%, 8/15/25	80,000	126,504
iQIYI, Inc. 4.000%, 12/15/26	70,000	69,433
Liberty Media Corp.-Liberty Formula) One 2.250%, 8/15/27	78,000	82,780
Live Nation Entertainment, Inc. 2.000%, 2/15/25	110,000	112,504
3.125%, 1/15/29 (x)	163,000	179,980
Sea Ltd. 2.375%, 12/1/25	185,000	197,673
0.250%, 9/15/26	320,000	277,920

		1,127,511

Interactive Media & Services (1.4%)
Snap, Inc. (Zero Coupon), 5/1/27	225,000	186,907
0.125%, 3/1/28	275,000	218,900
0.500%, 5/1/30§	125,000	128,750
Ziff Davis, Inc. 1.750%, 11/1/26	90,000	83,586

		618,143

Media (3.7%)
Cable One, Inc.
(Zero Coupon), 3/15/26	90,000	78,750
DISH Network Corp.
(Zero Coupon), 12/15/25	330,000	242,584
3.375%, 8/15/26	620,000	384,499
Liberty Broadband Corp. 3.125%, 3/31/53§	250,000	239,162
3.125%, 6/30/54§	139,000	139,653
Liberty Media Corp. 3.750%, 3/15/28	100,000	104,000
2.750%, 12/1/49§	99,896	95,401
2.375%, 9/30/53§	250,000	267,375
TechTarget, Inc.
(Zero Coupon), 12/15/26	72,000	69,311

		1,620,735

Total Communication Services		3,366,389

Consumer Discretionary (18.3%)
Automobile Components (0.3%)
LCI Industries 1.125%, 5/15/26	100,000	93,850
Luminar Technologies, Inc. 1.250%, 12/15/26§	150,000	57,525

		151,375

Automobiles (3.6%)
Ford Motor Co.
(Zero Coupon), 3/15/26	420,000	423,990
Li Auto, Inc. 0.250%, 5/1/28	155,000	148,445
Lucid Group, Inc. 1.250%, 12/15/26§	375,000	195,563
NIO, Inc. 0.500%, 2/1/27	100,000	94,749
3.875%, 10/15/29§	70,000	43,638
4.625%, 10/15/30§	120,000	70,712
Rivian Automotive, Inc. 4.625%, 3/15/29	275,000	266,337
3.625%, 10/15/30§	320,000	275,707
Winnebago Industries, Inc. 3.250%, 1/15/30§	60,000	55,800

		1,574,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Broadline Retail (4.5%)
Alibaba Group Holding Ltd. 0.500%, 6/1/31§	$900,000	$869,850
Etsy, Inc. 0.125%, 10/1/26	125,000	123,437
0.125%, 9/1/27	160,000	133,636
0.250%, 6/15/28	175,000	137,628
JD.com, Inc. 0.250%, 6/1/29§	375,000	350,793
Liberty Interactive LLC 4.000%, 11/15/29	49,906	16,968
3.750%, 2/15/30	59,851	20,349
Match Group Financeco 2, Inc. 0.875%, 6/15/26§	80,000	72,348
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	120,000	98,408
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	150,000	147,465

		1,970,882

Diversified Consumer Services (0.5%)
2U, Inc. 2.250%, 5/1/25	60,000	32,400
Chegg, Inc. 0.125%, 3/15/25	95,000	87,875
Stride, Inc. 1.125%, 9/1/27	60,000	85,890

		206,165

Hotels, Restaurants & Leisure (7.4%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	365,000	333,033
Booking Holdings, Inc. 0.750%, 5/1/25	180,000	378,560
Carnival Corp. 5.750%, 10/1/24	75,000	140,625
5.750%, 12/1/27	200,000	326,200
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	225,000	186,413
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	160,650
H World Group Ltd. 3.000%, 5/1/26	100,000	105,800
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	115,114
3.250%, 12/15/27	80,000	72,800
NCL Corp. Ltd. 5.375%, 8/1/25	100,000	121,450
1.125%, 2/15/27	232,000	215,571
2.500%, 2/15/27	71,000	67,415
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	215,000	693,483
Trip.com Group Ltd. 0.750%, 6/15/29§	293,000	285,851
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	95,550

		3,298,515

Household Durables (0.2%)
Meritage Homes Corp. 1.750%, 5/15/28§	105,000	104,265

Leisure Products (0.1%)
Peloton Interactive, Inc. 5.500%, 12/1/29§	60,000	60,300

Specialty Retail (1.7%)
Guess?, Inc. 3.750%, 4/15/28	75,000	82,725
National Vision Holdings, Inc. 2.500%, 5/15/25	55,000	52,938
Vroom, Inc. 0.750%, 7/1/26	30,000	15,900
Wayfair, Inc. 0.625%, 10/1/25	190,000	176,702
1.000%, 8/15/26	180,000	161,949
3.250%, 9/15/27	92,000	105,681
3.500%, 11/15/28	100,000	138,250

		734,145

Total Consumer Discretionary		8,100,588

Consumer Staples (1.1%)
Food Products (0.7%)
Beyond Meat, Inc. (Zero Coupon), 3/15/27	230,000	47,725
Freshpet, Inc. 3.000%, 4/1/28	70,000	138,504
Post Holdings, Inc. 2.500%, 8/15/27	119,000	130,781

		317,010

Household Products (0.2%)
Spectrum Brands, Inc. 3.375%, 6/1/29§	64,000	61,632

Personal Care Products (0.2%)
Beauty Health Co. (The) 1.250%, 10/1/26§	118,000	98,088

Total Consumer Staples		476,730

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Kosmos Energy Ltd. 3.125%, 3/15/30§	80,000	83,600
Northern Oil & Gas, Inc. 3.625%, 4/15/29	93,000	107,043
World Kinect Corp. 3.250%, 7/1/28§	50,000	53,850

Total Energy		244,493

Financials (5.8%)
Banks (0.6%)
Barclays Bank plc Series MSFT 1.000%, 2/16/29	150,000	156,717
BofA Finance LLC 0.600%, 5/25/27	100,000	123,999

		280,716

Capital Markets (1.4%)
Coinbase Global, Inc. 0.500%, 6/1/26	245,000	251,615
0.250%, 4/1/30§	222,000	213,786
HAT Holdings I LLC 3.750%, 8/15/28§	86,000	105,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27	$65,000	$68,998

		640,136

Consumer Finance (0.7%)
SoFi Technologies, Inc. (Zero Coupon), 10/15/26§	98,000	84,672
1.250%, 3/15/29§	142,000	132,273
Upstart Holdings, Inc. 0.250%, 8/15/26	92,000	72,832

		289,777

Financial Services (3.0%)
Affirm Holdings, Inc. (Zero Coupon), 11/15/26	203,000	168,490
Block, Inc. 0.125%, 3/1/25	130,000	125,260
(Zero Coupon), 5/1/26	165,000	147,683
0.250%, 11/1/27	140,000	115,780
Euronet Worldwide, Inc. 0.750%, 3/15/49	115,000	111,435
Global Payments, Inc. 1.500%, 3/1/31§	388,000	355,214
Repay Holdings Corp. (Zero Coupon), 2/1/26§	70,000	63,791
Shift4 Payments, Inc. (Zero Coupon), 12/15/25	100,000	114,978
0.500%, 8/1/27	129,000	121,840

		1,324,471

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT) 6.750%, 7/15/27	50,000	51,000

Total Financials		2,586,100

Health Care (12.2%)
Biotechnology (5.0%)
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	142,000	153,005
Ascendis Pharma A/S 2.250%, 4/1/28	92,000	102,278
BioMarin Pharmaceutical, Inc. 0.599%, 8/1/24	85,000	84,303
1.250%, 5/15/27 (x)	130,000	124,113
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	136,365
2.250%, 2/1/29	100,000	79,185
Cytokinetics, Inc. 3.500%, 7/1/27	100,000	130,446
Exact Sciences Corp. 0.375%, 3/15/27	110,000	95,598
0.375%, 3/1/28	120,000	98,225
2.000%, 3/1/30§	70,000	61,740
1.750%, 4/15/31§	175,000	139,891
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	140,000	133,463
1.000%, 8/15/28	138,000	153,400
Immunocore Holdings plc 2.500%, 2/1/30§	70,000	57,585
Insmed, Inc. 0.750%, 6/1/28	80,000	168,703
Ionis Pharmaceuticals, Inc. (Zero Coupon), 4/1/26	105,000	108,137
1.750%, 6/15/28	100,000	110,085
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	220,000	283,030

		2,219,552

Health Care Equipment & Supplies (5.0%)
CONMED Corp. 2.250%, 6/15/27	165,000	147,347
Dexcom, Inc. 0.250%, 11/15/25	305,000	305,000
0.375%, 5/15/28	165,000	161,205
Enovis Corp. 3.875%, 10/15/28§	101,000	105,949
Envista Holdings Corp. 1.750%, 8/15/28§	120,000	102,210
Haemonetics Corp.
(Zero Coupon), 3/1/26	55,000	49,307
2.500%, 6/1/29§	138,000	135,171
Insulet Corp. 0.375%, 9/1/26	145,000	158,123
Integer Holdings Corp. 2.125%, 2/15/28	103,000	147,032
Integra LifeSciences Holdings Corp. 0.500%, 8/15/25	105,000	98,857
iRhythm Technologies, Inc. 1.500%, 9/1/29§	109,000	109,055
Lantheus Holdings, Inc. 2.625%, 12/15/27	105,000	130,581
Merit Medical Systems, Inc. 3.000%, 2/1/29§	135,000	157,950
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	109,992
NuVasive, Inc. 0.375%, 3/15/25	60,000	57,600
Omnicell, Inc. 0.250%, 9/15/25	115,000	107,956
TransMedics Group, Inc. 1.500%, 6/1/28	89,000	156,074

		2,239,409

Health Care Providers & Services (0.4%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	210,000	161,873

Health Care Technology (0.7%)
Evolent Health, Inc. 3.500%, 12/1/29§	90,000	81,090
Livongo Health, Inc. 0.875%, 6/1/25	110,000	104,775
Teladoc Health, Inc. 1.250%, 6/1/27	135,000	111,874

		297,739

Life Sciences Tools & Services (0.4%)
CryoPort, Inc. 0.750%, 12/1/26§	72,000	60,570
Repligen Corp. 1.000%, 12/15/28§	138,000	130,064

		190,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.7%)
Jazz Investments I Ltd. 1.500%, 8/15/24	$120,000	$119,280
2.000%, 6/15/26	190,000	182,495

		301,775

Total Health Care		5,410,982

Industrials (7.8%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc. 0.500%, 12/15/27	135,000	185,230
Rocket Lab USA, Inc. 4.250%, 2/1/29§	70,000	81,638
Virgin Galactic Holdings, Inc. 2.500%, 2/1/27§	53,000	17,050

		283,918

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc. 3.875%, 8/15/29§	100,000	84,597
ZTO Express Cayman, Inc. 1.500%, 9/1/27	194,000	188,626

		273,223

Commercial Services & Supplies (0.3%)
Tetra Tech, Inc. 2.250%, 8/15/28§	125,000	146,622

Construction & Engineering (0.6%)
Fluor Corp. 1.125%, 8/15/29§	85,000	96,943
Granite Construction, Inc. 3.750%, 5/15/28	75,000	108,712
3.250%, 6/15/30§	60,000	61,800

		267,455

Electrical Equipment (0.9%)
Array Technologies, Inc. 1.000%, 12/1/28	75,000	60,503
Bloom Energy Corp. 3.000%, 6/1/28	125,000	120,904
3.000%, 6/1/29§	74,000	65,157
Stem, Inc. 0.500%, 12/1/28§	88,000	34,978
Sunrun, Inc. 4.000%, 3/1/30§	100,000	94,147

		375,689

Ground Transportation (1.7%)
Lyft, Inc. 1.500%, 5/15/25	50,000	47,976
0.625%, 3/1/29§	96,000	94,928
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	230,000	246,560
Series 2028 0.875%, 12/1/28§	290,000	344,810

		734,274

Machinery (0.5%)
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	40,000	42,880
John Bean Technologies Corp. 0.250%, 5/15/26	50,000	45,780
Middleby Corp. (The) 1.000%, 9/1/25	115,000	122,456

		211,116

Passenger Airlines (1.4%)
American Airlines Group, Inc. 6.500%, 7/1/25	215,000	222,353
JetBlue Airways Corp. 0.500%, 4/1/26	135,000	118,414
Southwest Airlines Co. 1.250%, 5/1/25	265,000	265,265
Spirit Airlines, Inc. 1.000%, 5/15/26	70,000	34,370

		640,402

Professional Services (1.2%)
CSG Systems International, Inc. 3.875%, 9/15/28§	80,000	74,120
Dayforce, Inc. 0.250%, 3/15/26	120,000	109,320
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	96,663
Parsons Corp. 2.625%, 3/1/29§	150,000	160,125
Upwork, Inc. 0.250%, 8/15/26	86,000	76,289

		516,517

Total Industrials		3,449,216

Information Technology (25.9%)
Communications Equipment (1.1%)
Infinera Corp. 3.750%, 8/1/28	75,000	81,225
Lumentum Holdings, Inc. 0.500%, 12/15/26	215,000	193,628
0.500%, 6/15/28	125,000	98,352
1.500%, 12/15/29	100,000	97,128

		470,333

Electronic Equipment, Instruments & Components (1.5%)
Advanced Energy Industries, Inc. 2.500%, 9/15/28§	125,000	130,408
Insight Enterprises, Inc. 0.750%, 2/15/25	70,000	203,245
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	110,495
1.375%, 7/15/30§	104,000	102,648
Vishay Intertechnology, Inc. 2.250%, 9/15/30§	125,000	118,063

		664,859

IT Services (5.0%)
Akamai Technologies, Inc. 0.125%, 5/1/25	200,000	209,590
0.375%, 9/1/27	185,000	178,980
1.125%, 2/15/29§	275,000	260,001
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	226,875
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	244,000	205,570
Fastly, Inc.
(Zero Coupon), 3/15/26	80,000	72,200
MongoDB, Inc. 0.250%, 1/15/26	225,000	296,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Okta, Inc. 0.125%, 9/1/25	$105,000	$98,908
0.375%, 6/15/26	110,000	100,453
Perficient, Inc. 0.125%, 11/15/26	69,000	66,684
Shopify, Inc. 0.125%, 11/1/25	165,000	154,028
Spotify USA, Inc.
(Zero Coupon), 3/15/26	260,000	247,390
Wix.com Ltd.
(Zero Coupon), 8/15/25	125,000	116,311

		2,233,228

Semiconductors & Semiconductor Equipment (4.2%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	72,599
(Zero Coupon), 3/1/28	170,000	140,713
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	80,000	112,800
Microchip Technology, Inc. 0.125%, 11/15/24	110,000	116,063
0.750%, 6/1/30§	230,000	231,944
MKS Instruments, Inc. 1.250%, 6/1/30§	263,000	280,013
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	195,510
0.500%, 3/1/29	275,000	263,450
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	135,000	123,052
Wolfspeed, Inc. 1.750%, 5/1/26	100,000	88,750
0.250%, 2/15/28	130,000	76,635
1.875%, 12/1/29	324,000	178,524

		1,880,053

Software (11.2%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	104,938
2.250%, 6/1/29§	80,000	78,245
Bentley Systems, Inc. 0.125%, 1/15/26	115,000	113,792
0.375%, 7/1/27	100,000	89,300
BILL Holdings, Inc.
(Zero Coupon), 4/1/27	101,000	85,800
BlackLine, Inc. 0.125%, 8/1/24	45,000	44,640
1.000%, 6/1/29§	109,000	105,621
Confluent, Inc.
(Zero Coupon), 1/15/27	210,000	181,335
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	90,000	156,330
Datadog, Inc. 0.125%, 6/15/25	135,000	195,412
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	125,685
(Zero Coupon), 3/1/28	100,000	90,937
Envestnet, Inc. 0.750%, 8/15/25	50,000	48,225
2.625%, 12/1/27	118,000	126,437
Everbridge, Inc.
(Zero Coupon), 3/15/26	40,000	39,300
Five9, Inc. 0.500%, 6/1/25	76,000	72,175
1.000%, 3/15/29§	125,000	111,336
Guidewire Software, Inc. 1.250%, 3/15/25	55,000	68,750
HubSpot, Inc. 0.375%, 6/1/25	80,000	166,560
InterDigital, Inc. 3.500%, 6/1/27	91,000	140,690
Jamf Holding Corp. 0.125%, 9/1/26	66,000	58,189
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	30,225
Marathon Digital Holdings, Inc. 1.000%, 12/1/26	10,000	8,613
MicroStrategy, Inc.
(Zero Coupon), 2/15/27	190,000	227,525
0.625%, 3/15/30§	198,000	221,661
0.875%, 3/15/31§	68,000	59,160
2.250%, 6/15/32§	150,000	141,903
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	56,343
Nutanix, Inc. 0.250%, 10/1/27	110,000	128,260
PagerDuty, Inc. 1.500%, 10/15/28§	65,000	69,809
Palo Alto Networks, Inc. 0.375%, 6/1/25	190,000	647,368
Pegasystems, Inc. 0.750%, 3/1/25	105,000	100,905
Progress Software Corp. 1.000%, 4/15/26	90,000	94,284
3.500%, 3/1/30§	75,000	76,431
Rapid7, Inc. 0.250%, 3/15/27	135,000	120,639
RingCentral, Inc.
(Zero Coupon), 3/15/26	95,000	86,241
Tyler Technologies, Inc. 0.250%, 3/15/26	85,000	93,075
Unity Software, Inc.
(Zero Coupon), 11/15/26	229,000	197,284
Workiva, Inc. 1.250%, 8/15/28§	144,000	127,296
Zscaler, Inc. 0.125%, 7/1/25	205,000	275,202

		4,965,921

Technology Hardware, Storage & Peripherals (2.9%)
Seagate HDD Cayman 3.500%, 6/1/28§	300,000	409,350
Super Micro Computer, Inc.
(Zero Coupon), 3/1/29§	325,000	325,535
Western Digital Corp. 3.000%, 11/15/28§	300,000	477,600
Xerox Holdings Corp. 3.750%, 3/15/30§	75,000	61,453

		1,273,938

Total Information Technology		11,488,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.7%)
Metals & Mining (0.7%)
MP Materials Corp. 3.000%, 3/1/30§	$144,000	$129,347

United States Steel Corp. 5.000%, 11/1/26	70,000	199,080

Total Materials		328,427

Real Estate (3.1%)
Health Care REITs (0.9%)
Ventas Realty LP (REIT) 3.750%, 6/1/26	150,000	157,425
Welltower OP LLC (REIT) 2.750%, 5/15/28§	205,000	243,029

		400,454

Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	135,000	119,137

Industrial REITs (0.5%)
Rexford Industrial Realty LP (REIT) 4.375%, 3/15/27§	113,000	110,796
4.125%, 3/15/29§	113,000	109,836

		220,632

Real Estate Management & Development (1.2%)
Anywhere Real Estate Group LLC 0.250%, 6/15/26	85,000	68,213
Opendoor Technologies, Inc. 0.250%, 8/15/26§	75,000	60,145
Redfin Corp. 0.500%, 4/1/27	80,000	43,714
Zillow Group, Inc. 0.750%, 9/1/24	140,000	151,784
2.750%, 5/15/25 (x)	110,000	110,868
1.375%, 9/1/26	65,000	78,365

		513,089

Retail REITs (0.2%)
Federal Realty OP LP (REIT) 3.250%, 1/15/29§	108,000	103,896

Total Real Estate		1,357,208

Utilities (8.9%)
Electric Utilities (5.8%)
Alliant Energy Corp. 3.875%, 3/15/26	125,000	123,063
Duke Energy Corp. 4.125%, 4/15/26	325,000	324,045
Evergy, Inc. 4.500%, 12/15/27§	275,000	277,200
FirstEnergy Corp. 4.000%, 5/1/26	270,000	267,030
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27§	180,000	205,560
PG&E Corp. 4.250%, 12/1/27§	381,000	384,238
Pinnacle West Capital Corp. 4.750%, 6/15/27§	97,000	97,631
PNM Resources, Inc. 5.750%, 6/1/54§	101,000	98,627
PPL Capital Funding, Inc. 2.875%, 3/15/28	200,000	191,300
Southern Co. (The) 3.875%, 12/15/25	317,000	323,801
4.500%, 6/15/27§	285,000	288,847

		2,581,342

Gas Utilities (0.3%)
UGI Corp. 5.000%, 6/1/28§	129,000	128,291

Independent Power and Renewable Electricity Producers (0.7%)
NextEra Energy Partners LP
(Zero Coupon), 11/15/25§	115,000	103,845
2.500%, 6/15/26§	50,000	45,625
Ormat Technologies, Inc. 2.500%, 7/15/27	68,000	67,184
Sunnova Energy International, Inc. 0.250%, 12/1/26	130,000	62,377
2.625%, 2/15/28	47,000	16,576

		295,607

Multi-Utilities (1.7%)
CenterPoint Energy, Inc. 4.250%, 8/15/26§	200,000	201,026
3.369%, 9/15/29 (e)	200,000	67,731
CMS Energy Corp. 3.375%, 5/1/28	163,000	159,496
WEC Energy Group, Inc. 4.375%, 6/1/27§	169,000	167,563
4.375%, 6/1/29§	160,000	158,560

		754,376

Water Utilities (0.4%)
American Water Capital Corp. 3.625%, 6/15/26§	200,000	196,200

Total Utilities		3,955,816

Total Convertible Bonds		40,764,281

Total Long-Term Debt Securities (92.0%) (Cost $44,495,579)		40,764,281

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	54,405	54,405
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	406,333	406,333

Total Investment Companies		460,738

Total Short-Term Investments (1.0%) (Cost $460,738)		460,738

Total Investments in Securities (100.8%) (Cost $48,724,523)		44,668,689
Other Assets Less Liabilities (-0.8%)		(349,330)

Net Assets (100%)		$44,319,359

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $13,660,673 or 30.8% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at June 30, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $452,594. This was collateralized by cash of $460,738 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stock
Utilities	$98	$—	$—	$98
Convertible Bonds
Communication Services	—	3,366,389	—	3,366,389
Consumer Discretionary	—	8,100,588	—	8,100,588
Consumer Staples	—	476,730	—	476,730
Energy	—	244,493	—	244,493
Financials	—	2,586,100	—	2,586,100
Health Care	—	5,410,982	—	5,410,982
Industrials	—	3,449,216	—	3,449,216
Information Technology	—	11,488,332	—	11,488,332
Materials	—	328,427	—	328,427
Real Estate	—	1,357,208	—	1,357,208
Utilities	—	3,955,816	—	3,955,816
Convertible Preferred Stocks
Financials	1,997,138	56,263	—	2,053,401
Health Care	47,070	—	—	47,070
Industrials	195,321	—	—	195,321
Materials	419,940	—	—	419,940
Utilities	727,840	—	—	727,840
Short-Term Investments
Investment Companies	460,738	—	—	460,738

Total Assets	$3,848,145	$40,820,544	$—	$44,668,689

Total Liabilities	$—	$—	$—	$—

Total	$3,848,145	$40,820,544	$—	$44,668,689

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,518,926
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,033,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,789,668
Aggregate gross unrealized depreciation	(7,105,276)

Net unrealized depreciation	$(4,315,608)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$48,984,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $48,724,523)	$44,668,689
Cash	107,559
Receivable for securities sold	466,014
Dividends, interest and other receivables	140,561
Receivable for Portfolio shares sold	2,157
Securities lending income receivable	649
Other assets	508

Total assets	45,386,137

LIABILITIES
Payable for securities purchased	522,014
Payable for return of collateral on securities loaned	460,738
Payable for Portfolio shares repurchased	10,478
Investment management fees payable	9,735
Distribution fees payable – Class IB	4,871
Administrative fees payable	3,323
Accrued expenses	55,619

Total liabilities	1,066,778

Commitments and contingent liabilities^
NET ASSETS	$44,319,359

Net assets were comprised of:
Paid in capital	$51,538,971
Total distributable earnings (loss)	(7,219,612)

Net assets	$44,319,359

Class IB
Net asset value, offering and redemption price per share, $23,894,403 / 2,610,208 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.15

Class K
Net asset value, offering and redemption price per share, $20,424,956 / 2,234,164 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.14

(x)	Includes value of securities on loan of $452,594.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$405,227
Dividends (net of $1,384 foreign withholding tax)	93,216
Securities lending (net)	5,195

Total income	503,638

EXPENSES
Investment management fees	108,770
Professional fees	34,543
Distribution fees – Class IB	29,298
Administrative fees	20,084
Custodian fees	11,138
Printing and mailing expenses	7,118
Trustees’ fees	722
Miscellaneous	254
Administration out of pocket	9,746

Gross expenses	221,673
Less: Waiver from investment manager	(50,972)

Net expenses	170,701

NET INVESTMENT INCOME (LOSS)	332,937

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(538,024)
Net change in unrealized appreciation (depreciation) on investments in securities	526,792

NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,232)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$321,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$332,937	$739,418
Net realized gain (loss)	(538,024)	(1,406,233)
Net change in unrealized appreciation (depreciation)	526,792	5,956,748

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	321,705	5,289,933

Distributions to shareholders:
Class IB	—	(551,888)
Class K	—	(532,136)

Total distributions to shareholders	—	(1,084,024)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 226,619 and 423,955 shares, respectively ]	2,060,482	3,679,150
Capital shares issued in reinvestment of dividends [ 0 and 61,998 shares, respectively ]	—	551,888
Capital shares repurchased [ (202,715) and (285,001) shares, respectively ]	(1,836,384)	(2,474,552)

Total Class IB transactions	224,098	1,756,486

Class K
Capital shares sold [ 70,293 and 76,128 shares, respectively ]	641,322	680,066
Capital shares issued in reinvestment of dividends [ 0 and 59,882 shares, respectively ]	—	532,136
Capital shares repurchased [ (78,261) and (182,030) shares, respectively ]	(707,811)	(1,580,261)

Total Class K transactions	(66,489)	(368,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	157,609	1,388,427

TOTAL INCREASE (DECREASE) IN NET ASSETS	479,314	5,594,336
NET ASSETS:
Beginning of period	43,840,045	38,245,709

End of period	$44,319,359	$43,840,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021		2020		2019
Net asset value, beginning of period	$9.09		$8.19	$10.50	$15.62		$11.81		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.15	0.09	0.04		0.15		0.15
Net realized and unrealized gain (loss)	—	#	0.97	(2.29)	0.07		4.45		2.24

Total from investment operations	0.06		1.12	(2.20)	0.11		4.60		2.39

Less distributions:
Dividends from net investment income	—		(0.22)	(0.10)	(1.89)		(0.18)		(0.34)
Distributions from net realized gains	—		—	(0.01)	(3.34)		(0.61)		(0.30)

Total dividends and distributions	—		(0.22)	(0.11)	(5.23)		(0.79)		(0.64)

Net asset value, end of period	$9.15		$9.09	$8.19	$10.50		$15.62		$11.81

Total return (b)	0.66%		13.73%	(20.99)%	1.04%		39.08%		23.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,894		$23,510	$19,546	$22,507		$19,467		$12,255
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.96	%(j)	1.05	%(k)	1.10	%(o)
Before waivers (a)(f)	1.13%		1.13%	1.19%	1.21%		1.48%		1.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.42%		1.70%	1.08%	0.27%		1.17%		1.35%
Before waivers (a)(f)	1.18%		1.46%	0.79%	0.02%		0.74%		0.86%
Portfolio turnover rate^	21	%(z)	33%	20%	209	%(h)	51%		35%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021		2020		2019
Net asset value, beginning of period	$9.07		$8.17	$10.47	$15.59		$11.79		$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.17	0.12	0.08		0.18		0.18
Net realized and unrealized gain (loss)	—	#	0.97	(2.28)	0.07		4.44		2.24

Total from investment operations	0.07		1.14	(2.16)	0.15		4.62		2.42

Less distributions:
Dividends from net investment income	—		(0.24)	(0.13)	(1.93)		(0.21)		(0.37)
Distributions from net realized gains	—		—	(0.01)	(3.34)		(0.61)		(0.30)

Total dividends and distributions	—		(0.24)	(0.14)	(5.27)		(0.82)		(0.67)

Net asset value, end of period	$9.14		$9.07	$8.17	$10.47		$15.59		$11.79

Total return (b)	0.77%		14.04%	(20.74)%	1.25%		39.34%		24.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,425		$20,330	$18,700	$22,146		$22,725		$15,331
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.65%	0.71	%(j)	0.80	%(k)	0.85	%(o)
Before waivers (a)(f)	0.88%		0.88%	0.94%	0.96%		1.23%		1.34%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.66%		1.94%	1.33%	0.52%		1.40%		1.61%
Before waivers (a)(f)	1.43%		1.71%	1.04%	0.26%		0.98%		1.12%
Portfolio turnover rate^	21	%(z)	33%	20%	209	%(h)	51%		35%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 28%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IB and 0.97% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.0%)
ABFC Trust, Series 2007-WMC1 A1A 6.710%, 6/25/37 (l)	$2,433,315	$1,641,676
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP5 A2D 5.980%, 10/25/36 (l)	2,208,395	618,326
Affirm Asset Securitization Trust, Series 2024-A A 5.610%, 2/15/29§	525,000	524,189
AIMCO CLO, Series 2018-AA D 8.129%, 4/17/31 (l)§	500,000	500,453
Aligned Data Centers Issuer LLC, Series 2021-1A A2 1.937%, 8/15/46§	1,250,000	1,150,156
Series 2021-1A B 2.482%, 8/15/46§	1,000,000	910,834
Amortizing Residential Collateral Trust, Series 2002-BC10 M1 6.960%, 1/25/33 (l)	1,983,142	1,769,631
Apidos CLO XII, Series 2013-12A DR 8.190%, 4/15/31 (l)§	500,000	500,045
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3 A 6.513%, 8/15/34 (l)§	349,640	346,354
AREIT Ltd., Series 2024-CRE9 B 7.866%, 5/17/41 (l)§	400,000	399,003
Atrium IX, Series 9A DR 9.197%, 5/28/30 (l)§	500,000	501,530
Barings CLO Ltd., Series 2019-2A CR 8.990%, 4/15/36 (l)§	500,000	498,176
Series 2020-1A DR 8.790%, 10/15/36 (l)§	1,000,000	1,000,000
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A B 3.446%, 7/15/46§	1,472,928	1,311,859
BSPRT Issuer Ltd., Series 2023-FL10 B 8.594%, 9/15/35 (l)§	530,000	534,398
Canyon Capital CLO Ltd., Series 2014-1A CR 8.341%, 1/30/31 (l)§	500,000	490,156
Series 2017-1A DR 8.590%, 7/15/30 (l)§	500,000	501,127
Series 2021-1A D 8.690%, 4/15/34 (l)§	500,000	501,245
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A DRR 8.886%, 7/20/34 (l)§	1,000,000	1,003,866
Carlyle US CLO, Series 2024-4A D 8.526%, 7/20/37 (l)§	500,000	500,000

Carlyle US CLO Ltd., Series 2021-1A D 11.590%, 4/15/34 (l)§	$500,000	$500,823
Castlelake Aircraft Structured Trust, Series 2021-1A B 6.656%, 1/15/46§	546,468	508,803
Cathedral Lake VIII Ltd., Series 2021-8A C 8.208%, 1/20/35 (l)§	500,000	500,243
Series 2021-8A D1 9.008%, 1/20/35(l)§	1,000,000	999,000
CLI Funding VIII LLC, Series 2021-1A A 1.640%, 2/18/46§	650,310	577,330
Compass Datacenters Issuer II LLC, Series 2024-1A B 7.000%, 2/25/49§	500,000	499,524
Cook Park CLO Ltd., Series 2018-1A C 7.329%, 4/17/30 (l)§	1,000,000	999,979
Series 2018-1A D 8.179%, 4/17/30 (l)§	500,000	500,088
Crown Point CLO IV Ltd., Series 2018-4A C 7.486%, 4/20/31 (l)§	500,000	499,176
CyrusOne Data Centers Issuer I LLC, Series 2024-3A A2 4.650%, 5/20/49§	500,000	452,918
DataBank Issuer, Series 2021-1A A2 2.060%, 2/27/51§	500,000	463,390
Series 2021-1A B 2.650%, 2/27/51§	1,500,000	1,368,775
Dryden 40 Senior Loan Fund, Series 2015-40A DR 8.684%, 8/15/31 (l)§	500,000	500,765
Dryden 41 Senior Loan Fund, Series 2015-41A DR 8.190%, 4/15/31 (l)§	500,000	487,156
Dryden 43 Senior Loan Fund, Series 2016-43A DR3 8.836%, 4/20/34 (l)§	500,000	496,512
Dryden 57 CLO Ltd., Series 2018-57A D 8.134%, 5/15/31 (l)§	500,000	484,974
Elevation CLO Ltd., Series 2013-1A BR2 8.834%, 8/15/32 (l)§	1,250,000	1,250,421
FMC GMSR Issuer Trust, Series 2020-GT1 A 4.450%, 1/25/26 (l)§	2,000,000	1,874,083
Fremont Home Loan Trust, Series 2006-D 1A1 5.600%, 11/25/36 (l)	4,530,904	2,508,001
Galaxy Xxviii CLO Ltd., Series 2018-28A D 8.590%, 7/15/31 (l)§	500,000	500,398
Generate CLO 2 Ltd., Series 2A CR 7.436%, 1/22/31 (l)§	500,000	501,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Goodgreen Trust, Series 2020-1A A 2.630%, 4/15/55§	$268,710	$223,575
Invesco US CLO Ltd., Series 2023-3A B 7.979%, 7/15/36 (l)§	500,000	504,717
Series 2023-3A C 8.479%, 7/15/36 (l)§	500,000	504,945
ITE Rail Fund Levered LP, Series 2021-3A A 2.210%, 6/28/51§	441,371	400,146
JOL Air Ltd., Series 2019-1 A 3.967%, 4/15/44§	310,886	289,146
Kestrel Aircraft Funding Ltd., Series 2018-1A A 4.250%, 12/15/38§	421,726	396,444
KREF Ltd., Series 2021-FL2 AS 6.743%, 2/15/39 (l)§	410,000	398,578
LCM 28 Ltd., Series 28A D 8.536%, 10/20/30 (l)§	500,000	494,595
Long Point Park CLO Ltd., Series 2017-1A C 7.979%, 1/17/30 (l)§	500,000	497,203
MACH 1 Cayman Ltd., Series 2019-1 A 3.474%, 10/15/39§	806,257	735,725
Madison Park Funding XX Ltd., Series 2016-20A DR 8.586%, 7/27/30 (l)§	900,000	900,329
Magnetite XXIII Ltd., Series 2019-23A DR 8.635%, 1/25/35 (l)§	500,000	501,643
Magnetite XXXI Ltd., Series 2021-31A E 11.590%, 7/15/34 (l)§	500,000	503,245
Merrill Lynch Mortgage Investors Trust, Series 2006-HE4 A2C 5.760%, 7/25/37 (l)	5,133,632	1,114,419
MF1 LLC, Series 2023-FL12 B 8.516%, 10/19/38 (l)§	500,000	502,546
Series 2024-FL14 A 7.076%, 3/19/39 (l)§	520,000	519,533
Series 2024-FL14 AS 7.579%, 3/19/39 (l)§	530,000	533,283
MF1 Ltd., Series 2021-FL7 A 6.526%, 10/16/36 (l)§	371,381	369,289
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15 A 6.988%, 8/18/41 (l)§	530,000	528,675
MidOcean Credit CLO III, Series 2014-3A BR 7.386%, 4/21/31 (l)§	1,000,000	1,001,637
Mosaic Solar Loan Trust, Series 2018-1A A 4.010%, 6/22/43§	142,706	133,329
Series 2018-2GS A 4.200%, 2/22/44§	235,732	216,618
Series 2019-2A B 3.280%, 9/20/40§	$195,797	$172,859
Nassau Ltd., Series 2018-IA A 6.740%, 7/15/31 (l)§	378,921	379,187
NBC Funding LLC, Series 2021-1 A2 2.989%, 7/30/51§	1,361,250	1,258,138
Neighborly Issuer LLC, Series 2021-1A A2 3.584%, 4/30/51§	4,850,000	4,405,068
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A DR 8.436%, 7/20/31 (l)§	1,000,000	1,001,958
NP SPE II LLC, Series 2017-1A A1 3.372%, 10/21/47§	248,370	237,742
Octagon 53 Ltd., Series 2021-1A E 12.090%, 4/15/34 (l)§	1,000,000	933,819
Octagon Investment Partners 34 Ltd., Series 2017-1A D 8.086%, 1/20/30 (l)§	500,000	500,182
OHA Credit Funding 5 Ltd., Series 2020-5A E 11.839%, 4/18/33 (l)§	1,000,000	1,006,747
Option One Mortgage Loan Trust, Series 2006-1 M2 6.030%, 1/25/36 (l)	3,164,000	2,264,793
Ownit Mortgage Loan Trust, Series 2006-3 M1 5.955%, 3/25/37 (l)	2,306,070	2,262,848
Pagaya AI Debt Trust, Series 2022-1 A 2.030%, 10/15/29§	179,759	179,065
Primrose Funding LLC, Series 2019-1A A2 4.475%, 7/30/49§	965,000	931,913
Progress Residential Trust, Series 2022-SFR5 A 4.451%, 6/17/39§	1,177,776	1,146,448
Series 2024-SFR4 D 3.325%, 7/9/29 (l)§	5,000,000	4,425,000
PRPM LLC, Series 2021-10 A1 2.487%, 10/25/26(e)§	1,227,663	1,193,419
Retained Vantage Data Centers Issuer LLC, Series 2023-1A B 5.750%, 9/15/48§	1,500,000	1,423,672
Sapphire Aviation Finance II Ltd., Series 2020-1A A 3.228%, 3/15/40§	306,654	281,398
Sound Point CLO XX Ltd., Series 2018-2A C 7.536%, 7/26/31 (l)§	500,000	490,721
Sound Point CLO XXIV, Series 2019-3A DR 9.085%, 10/25/34 (l)§	500,000	482,584
Sound Point CLO XXVI Ltd., Series 2020-1A DR 8.936%, 7/20/34 (l)§	500,000	486,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Sound Point CLO XXXII Ltd., Series 2021-4A D 8.985%, 10/25/34 (l)§	$500,000	$493,427
Stack Infrastructure Issuer LLC, Series 2020-1A A2 1.893%, 8/25/45§	500,000	476,430
Subway Funding LLC, Series 2024-1A A23 6.505%, 7/30/54§	250,000	254,798
Sunnova Helios II Issuer LLC, Series 2021-B B 2.010%, 7/20/48§	517,196	426,409
Sunnova Helios V Issuer LLC, Series 2021-A A 1.800%, 2/20/48§	579,818	446,572
Sunnova Sol II Issuer LLC, Series 2020-2A A 2.730%, 11/1/55§	674,037	536,513
Sunrun Atlas Issuer LLC, Series 2019-2 A 3.610%, 2/1/55§	432,758	394,745
Switch ABS Issuer LLC, Series 2024-2A A2 5.436%, 6/25/54§	500,000	484,316
TAL Advantage VII LLC, Series 2020-1A A 2.050%, 9/20/45§	242,500	221,426
THL Credit Wind River CLO Ltd., Series 2014-2A DR 8.490%, 1/15/31(l)§	500,000	498,294
Series 2014-2A ER 11.340%, 1/15/31 (l)§	500,000	410,434
Series 2018-1A D 8.490%, 7/15/30 (l)§	500,000	500,383
Series 2018-1A E 11.090%, 7/15/30 (l)§	500,000	487,745
Series 2018-3A D 8.536%, 1/20/31 (l)§	1,400,000	1,400,804
Thunderbolt Aircraft Lease Ltd., Series 2017-A A 6.212%, 5/17/32(e)§	86,560	85,301
Triton Container Finance VIII LLC, Series 2020-1A A 2.110%, 9/20/45§	340,625	305,068
Triumph Rail Holdings LLC, Series 2021-2 A 2.150%, 6/19/51§	430,545	391,934
TRTX Issuer Ltd., Series 2021-FL4 A 6.643%, 3/15/38 (l)§	504,385	500,592
United Airlines Pass-Through Trust, Series 2016-1 B 3.650%, 1/7/26	232,726	222,835
Upland CLO Ltd., Series 2016-1A CR 8.486%, 4/20/31 (l)§	1,000,000	1,000,826
Upstart Securitization Trust, Series 2021-5 B 2.490%, 11/20/31§	613,222	604,396
Vivint Solar Financing V LLC, Series 2018-1A A 4.730%, 4/30/48§	864,293	794,583
VOLT CVI LLC, Series 2021-NP12 A1 2.734%, 12/26/51 (e)§	1,763,172	1,700,614
Voya CLO Ltd., Series 2014-4A DR 11.540%, 7/14/31(l)§	1,000,000	943,120
Series 2017-3A CR 8.736%, 4/20/34 (l)§	1,500,000	1,501,607
WAVE LLC, Series 2019-1 A 3.597%, 9/15/44§	661,789	598,919
Wind River CLO Ltd., Series 2014-3A DR2 8.986%, 10/22/31 (l)§	1,500,000	1,498,818

Total Asset-Backed Securities		85,591,735

Collateralized Mortgage Obligations (12.8%)
Alternative Loan Trust, Series 2005-69 A1 6.153%, 12/25/35 (l)	1,022,584	886,217
Series 2006-19CB A15 6.000%, 8/25/36	372,716	208,965
Series 2006-6CB 2A10 6.000%, 5/25/36	1,630,035	655,738
AMSR Trust, Series 2019-SFR1 E 3.471%, 1/19/39§	3,400,000	3,149,454
Asset-Backed Certificates Trust, Series 2006-IM1 A2 5.940%, 4/25/36 (l)	694,588	596,305
Banc of America Funding Trust, Series 2005-6 1A8 6.000%, 10/25/35	173,999	135,683
Series 2007-5 3A1 6.000%, 7/25/37	1,335,981	1,084,316
Banc of America Mortgage Trust, Series 2007-3 2A8 7.000%, 9/25/37	1,936,127	1,574,127
CHL Mortgage Pass-Through Trust, Series 2006-21 A2 6.000%, 2/25/37	1,628,674	723,135
Series 2006-J4 A5 6.250%, 9/25/36	304,452	113,159
Series 2007-14 A18 6.000%, 9/25/37	1,447,371	758,470
Series 2007-HY1 1A1 4.402%, 4/25/37 (l)	138,688	123,579
Series 2007-HY1 2A1 4.155%, 3/25/37 (l)	58,367	51,081
Citigroup Mortgage Loan Trust, Series 2006-AR2 1A2 5.319%, 3/25/36 (l)	80,757	74,903
Series 2006-AR7 2A3A 4.549%, 11/25/36 (l)	104,153	96,811
CitiMortgage Alternative Loan Trust, Series 2007-A2 1A4 6.000%, 2/25/37	1,033,363	912,779
COLT Mortgage Loan Trust, Series 2023-2 A1 6.596%, 7/25/68 (e)§	2,250,294	2,261,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Connecticut Avenue Securities Trust, Series 2022-R02 2M2 8.335%, 1/25/42 (l)§	$2,500,000	$2,566,228
Series 2024-R02 1M2 7.135%, 2/25/44 (l)§	3,000,000	3,028,486
CSMC Mortgage-Backed Trust, Series 2006-5 3A1 6.500%, 6/25/36	5,219,830	848,509
FHLMC, Series 4050 ND 2.500%, 9/15/41	102,174	99,032
Series 4076 QD 2.500%, 11/15/41	113,859	109,536
Series 5057 AX 2.000%, 12/25/50	1,248,033	736,963
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B 7.735%, 2/25/42 (l)§	1,000,000	1,024,973
Series 2022-DNA3 M1B 8.235%, 4/25/42 (l)§	2,800,000	2,910,038
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	495,538	471,678
FNMA,
Series 2012-100 GN 2.500%, 9/25/42	3,596,517	3,056,152
Series 2013-18 CD 1.500%, 10/25/27	51,326	50,451
Series 2013-54 NP 2.500%, 3/25/43	434,291	392,578
Series 2014-89 FM 5.850%, 1/25/45 (l)	3,371,658	3,300,975
Series 2017-46 ZL 3.500%, 6/25/57	3,586,494	2,874,202
Series 2021-48 NS 3.361%, 8/25/51 IO (l)	2,103,383	59,037
Series 2022-17 ZG 2.500%, 1/25/52	3,173,401	1,805,012
Series 2022-40 AZ 2.000%, 8/25/50	6,765,045	4,354,822
GNMA,
Series 2019-36 EB 3.500%, 3/20/49	2,411,765	2,109,488
Series 2019-90 BF 5.803%, 7/20/49 (l)	1,978,436	1,930,814
Series 2020-188 2.000%, 12/20/50 IO	2,469,753	275,318
Series 2021-117 ID 3.500%, 6/20/51 IO	1,478,190	268,589
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 5.940%, 4/25/47 (l)	2,164,959	1,848,647
HomeBanc Mortgage Trust,
Series 2005-4 M4 6.435%, 10/25/35 (l)	7,066,300	5,642,740
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1 3.446%, 1/25/57 (l)§	1,500,000	1,083,518
OBX Trust,
Series 2023-NQM4 A1 6.113%, 3/25/63 (e)§	1,991,023	1,991,136
RALI Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	1,355,465	1,070,484
Series 2007-QS8 A10 6.000%, 6/25/37	866,388	657,885
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,404,620	543,404
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	119,007	98,310
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 6.340%, 10/25/35 (l)	888,089	819,399
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	100,519	90,334
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§	2,500,000	2,101,639
Verus Securitization Trust,
Series 2020-4 M1 3.291%, 5/25/65 (l)§	1,200,000	1,093,986
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	1,749,080
Series 2023-INV1 A1 5.999%, 2/25/68 (e)§	2,369,035	2,356,322
Series 2024-3 M1 6.887%, 4/25/69 (l)§	750,000	758,917
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	119,070	102,060
Series 2007-PA6 A1 5.804%, 12/28/37 (l)	807,881	709,071

Total Collateralized Mortgage Obligations		68,396,110

Commercial Mortgage-Backed Securities (5.4%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.727%, 8/14/34 (l)§	516,000	247,967
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C 4.486%, 9/15/48 (l)	886,000	779,755
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	511,999
Series 2019-BN23 A3 2.920%, 12/15/52	550,000	486,917
Series 2021-BN35 A5 2.285%, 6/15/64	343,000	282,229
Series 2021-BN37 C 3.211%, 11/15/64 (l)	412,000	316,483
Series 2022-BNK39 AS 3.181%, 2/15/55	698,000	591,483
Series 2022-BNK39 E 2.500%, 2/15/55§	174,000	113,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
BBCMS Mortgage Trust,
Series 2018-TALL F 8.761%, 3/15/37 (l)§	$550,000	$366,650
Series 2020-C6 F5TC 3.811%, 2/15/53 (l)§	644,000	425,290
Series 2021-C12 A5 2.689%, 11/15/54	653,000	549,490
Series 2021-C12 XD 1.150%, 11/15/54 IO (l)§	9,899,000	617,014
Series 2021-C9 A5 2.299%, 2/15/54	668,000	558,041
Series 2023-C19 A5 5.451%, 4/15/56	525,000	528,443
Series 2024-5C27 A2 5.550%, 7/15/57	600,000	604,560
Benchmark Mortgage Trust,
Series 2018-B2 C 4.425%, 2/15/51 (l)	803,000	669,443
Series 2021-B23 XA 1.370%, 2/15/54 IO (l)	4,828,554	265,597
Series 2022-B32 AS 3.528%, 1/15/55 (l)	740,000	609,271
BMO Mortgage Trust,
Series 2024-5C3 AS 6.286%, 2/15/57 (l)	516,000	527,281
BPR Trust,
Series 2021-TY A 6.493%, 9/15/38(l)§	536,000	531,644
BX Trust,
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	517,000	455,776
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	221,522
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	792,043
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	463,570
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B 4.904%, 2/10/49 (l)	504,000	428,633
Series 2016-P4 XA 2.047%, 7/10/49 IO (l)	649,865	17,656
Series 2017-C4 B 4.096%, 10/12/50 (l)	343,000	309,781
Series 2019-GC41 B 3.199%, 8/10/56	276,000	229,826
Series 2020-420K D 3.422%, 11/10/42 (l)§	350,000	291,293
Series 2020-555 F 3.620%, 12/10/41 (l)§	364,000	277,534
Series 2020-GC46 B 3.150%, 2/15/53 (l)	401,000	335,794
Commercial Mortgage Trust,
Series 2014-CR16 C 5.053%, 4/10/47 (l)	900,000	845,000
Series 2014-LC17 AM 4.188%, 10/10/47 (l)	500,000	487,525
Series 2015-CR25 B 4.668%, 8/10/48 (l)	675,000	643,685
Series 2015-CR26 XA 1.037%, 10/10/48 IO (l)	1,021,393	6,659
Series 2015-DC1 C 4.416%, 2/10/48 (l)	100,000	89,990
Series 2016-DC2 XA 1.067%, 2/10/49 IO (l)	687,537	7,207
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.937%, 4/15/50 IO (l)	1,209,070	2,442
Series 2016-C6 B 3.924%, 1/15/49 (l)	485,000	437,200
CSMC Trust,
Series 2021-B33 B 3.766%, 10/10/43 (l)§	679,000	575,589
Series 2021-B33 C 3.766%, 10/10/43 (l)§	228,000	174,683
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C 6.876%, 7/15/35 (l)§	272,000	20,882
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.651%, 11/10/47 (l)§	197,000	132,939
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	515,580
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 1.035%, 1/15/49 IO (l)	590,110	7,457
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	345,000	56,518
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D 4.102%, 9/15/47 (l)§	370,000	326,975
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.851%, 7/15/50 (l)	800,000	599,319
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS 3.484%, 6/15/49	800,000	725,935
Series 2016-C2 XA 1.627%, 6/15/49 IO (l)	686,353	12,367
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	350,743
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.759%, 3/10/49 (l)§	72,000	65,228
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B 3.880%, 11/15/49 (l)	871,000	771,969
Series 2017-C33 B 4.105%, 5/15/50	753,000	683,175
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA 0.982%, 12/15/48 IO (l)	881,979	7,072
Series 2016-UB11 XA 1.570%, 8/15/49 IO (l)	721,373	16,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-H7 C 4.128%, 7/15/52	$850,000	$686,406
Series 2021-L7 XD 1.037%, 10/15/54 IO (l)§	11,180,000	616,152
NJ Trust,
Series 2023-GSP A 6.697%, 1/6/29 (l)§	500,000	515,795
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 2.008%, 10/10/48 IO (l)	488,380	12,056
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	603,000	460,359
Series 2021-OVA F 2.851%, 7/15/41§	603,000	439,973
UBS Commercial Mortgage Trust,
Series 2017-C1 B 4.036%, 6/15/50	1,336,000	1,180,269
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	304,045
Series 2017-C7 C 4.737%, 12/15/50 (l)	1,009,000	886,378
Series 2018-C13 A3 4.069%, 10/15/51	471,977	457,090
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D 3.844%, 3/10/46 (l)§	499,000	354,462
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	403,402	329,963
Series 2019-1 M2 4.010%, 3/25/49 (l)§	187,462	160,896
Series 2019-1 M3 4.120%, 3/25/49 (l)§	158,085	132,230
WB Commercial Mortgage Trust,
Series 2024-HQ A 6.134%, 3/15/40 (l)§	532,000	531,853
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA 1.014%, 9/15/58 IO (l)	6,166,549	41,076
Series 2015-C31 C 4.747%, 11/15/48 (l)	105,000	98,122
Series 2015-P2 XA 1.075%, 12/15/48 IO (l)	612,840	5,538
Series 2016-NXS6 XA 1.735%, 11/15/49 IO (l)	690,388	15,928
Series 2017-RC1 XA 1.539%, 1/15/60 IO (l)	730,021	22,479
Series 2019-C50 C 4.345%, 5/15/52	412,000	352,589
Series 2020-C58 B 2.704%, 7/15/53	800,000	628,391
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 0.977%, 8/15/47 IO (l)	700,633	1,517

Total Commercial Mortgage-Backed Securities		29,202,682

Corporate Bonds (23.3%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 4.300%, 2/15/30	500,000	478,542
3.500%, 9/15/53 (x)	899,000	615,998
CCO Holdings LLC 5.125%, 5/1/27§	100,000	96,000
4.750%, 3/1/30§	140,000	120,487
4.750%, 2/1/32§	25,000	20,469
4.250%, 1/15/34§	115,000	87,112
Frontier Communications Holdings LLC 5.875%, 10/15/27§	45,000	43,819
5.000%, 5/1/28§	110,000	103,107
6.750%, 5/1/29§	105,000	96,338
KT Corp. 2.500%, 7/18/26 (m)	600,000	567,408
Level 3 Financing, Inc. 10.500%, 4/15/29§	140,000	139,650
NBN Co. Ltd. 1.450%, 5/5/26§	275,000	256,220
Verizon Communications, Inc. 3.150%, 3/22/30	500,000	450,264
3.875%, 3/1/52	115,000	87,818
5.500%, 2/23/54	525,000	515,412

		3,678,644

Entertainment (0.2%)
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	95,000	95,475
4.750%, 10/15/27§	195,000	186,237
Netflix, Inc. 4.875%, 4/15/28	150,000	149,151
Take-Two Interactive Software, Inc. 4.950%, 3/28/28	615,000	608,982

		1,039,845

Interactive Media & Services (0.0%)†
Meta Platforms, Inc. 4.450%, 8/15/52 (x)	355,000	307,982

Media (0.2%)
Charter Communications Operating LLC 6.100%, 6/1/29	120,000	119,983
Clear Channel Outdoor Holdings, Inc. 7.500%, 6/1/29§	75,000	62,933
Directv Financing LLC 5.875%, 8/15/27§	210,000	196,875
DISH DBS Corp. 5.750%, 12/1/28§	115,000	79,913
Gray Television, Inc. 10.500%, 7/15/29§	95,000	95,237
McGraw-Hill Education, Inc. 5.750%, 8/1/28§	105,000	101,295
News Corp. 5.125%, 2/15/32§	90,000	85,163
Sirius XM Radio, Inc. 5.500%, 7/1/29§	105,000	98,672
Townsquare Media, Inc. 6.875%, 2/1/26§	135,000	132,975
Univision Communications, Inc. 7.375%, 6/30/30§	85,000	78,944

		1,051,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.4%)
Bharti Airtel Ltd. 4.375%, 6/10/25 (m)	$200,000	$197,666
CT Trust 5.125%, 2/3/32 (m)	800,000	706,800
Digicel Group Holdings Ltd.
Series 2A14
(Zero Coupon), 12/31/30 (r)§	1,123	892
Series 2B14
(Zero Coupon), 12/31/30 (r)§	16,155	2,627
Series 4A14
(Zero Coupon), 12/31/30 (r)§	357	284
Series 4B14
(Zero Coupon), 12/31/30 (r)§	40,550	768
Millicom International Cellular SA 6.625%, 10/15/26 (m)	180,000	178,596
5.125%, 1/15/28 (m)	180,000	170,181
6.250%, 3/25/29 (m)	360,000	345,492
T-Mobile USA, Inc. 5.150%, 4/15/34	310,000	304,494
3.400%, 10/15/52	355,000	244,074

		2,151,874

Total Communication Services		8,230,335

Consumer Discretionary (1.5%)
Automobile Components (0.1%)
ZF North America Capital, Inc. 6.875%, 4/23/32§	300,000	310,125

Automobiles (0.2%)
Ford Motor Co. 3.250%, 2/12/32	380,000	312,820
Hyundai Capital America 5.300%, 1/8/29§	625,000	621,305

		934,125

Broadline Retail (0.0%)†
Macy’s Retail Holdings LLC 5.875%, 4/1/29§	120,000	116,100

Distributors (0.1%)
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 (x)§	195,000	187,687
Dealer Tire LLC 8.000%, 2/1/28§	120,000	116,105

		303,792

Diversified Consumer Services (0.0%)†
Mavis Tire Express Services Topco Corp. 6.500%, 5/15/29 (x)§	160,000	148,560
Wand NewCo 3, Inc. 7.625%, 1/30/32§	115,000	118,783

		267,343

Hotels, Restaurants & Leisure (0.8%)
Caesars Entertainment, Inc. 6.500%, 2/15/32§	195,000	195,427
Carnival Corp. 5.750%, 3/1/27§	195,000	192,075
Expedia Group, Inc. 5.000%, 2/15/26	150,000	148,853
3.800%, 2/15/28 (x)	285,000	271,371
2.950%, 3/15/31	140,000	121,276
Fertitta Entertainment LLC 6.750%, 1/15/30§	110,000	96,525
Full House Resorts, Inc. 8.250%, 2/15/28 (x)§	100,000	95,625
Hyatt Hotels Corp. 5.250%, 6/30/29	316,000	313,264
Light & Wonder International, Inc. 7.250%, 11/15/29§	140,000	142,800
Marriott International, Inc. 5.300%, 5/15/34	310,000	304,633
Series II 2.750%, 10/15/33	380,000	307,448
McDonald’s Corp. 4.450%, 3/1/47	355,000	298,742
Midwest Gaming Borrower LLC 4.875%, 5/1/29§	160,000	148,438
NCL Corp. Ltd. 5.875%, 2/15/27§	150,000	148,313
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	264,000	259,050
6.250%, 3/15/32§	115,000	115,524
Scientific Games Holdings LP 6.625%, 3/1/30§	155,000	151,125
Six Flags Entertainment Corp. 6.625%, 5/1/32§	230,000	233,163
Station Casinos LLC 6.625%, 3/15/32§	195,000	193,526
Vail Resorts, Inc. 6.500%, 5/15/32 (x)§	80,000	80,700
Viking Cruises Ltd. 5.875%, 9/15/27§	200,000	198,000
9.125%, 7/15/31§	360,000	388,800

		4,404,678

Household Durables (0.0%)†
Mattamy Group Corp. 4.625%, 3/1/30§	110,000	101,200

Specialty Retail (0.3%)
AutoZone, Inc. 5.100%, 7/15/29	115,000	114,497
Cougar JV Subsidiary LLC 8.000%, 5/15/32§	100,000	103,000
Home Depot, Inc. (The) 4.950%, 6/25/34	261,000	258,789
Lowe’s Cos., Inc. 5.625%, 4/15/53	185,000	180,065
Michaels Cos., Inc. (The) 5.250%, 5/1/28§	125,000	99,687
7.875%, 5/1/29§	60,000	38,775
O’Reilly Automotive, Inc. 5.750%, 11/20/26	150,000	151,287
Sonic Automotive, Inc. 4.625%, 11/15/29§	165,000	148,706
Victra Holdings LLC 7.750%, 2/15/26§	295,000	290,575

		1,385,381

Textiles, Apparel & Luxury Goods (0.0%)†
Tapestry, Inc. 7.050%, 11/27/25	150,000	152,550

Total Consumer Discretionary		7,975,294

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (0.8%)
Beverages (0.1%)
Keurig Dr Pepper, Inc.
Series 10 5.200%, 3/15/31	$310,000	$309,121

Consumer Staples Distribution & Retail (0.2%)
Dollar General Corp. 4.250%, 9/20/24	125,000	124,602
Dollar Tree, Inc. 4.000%, 5/15/25 (x)	555,000	547,107
United Natural Foods, Inc. 6.750%, 10/15/28§	165,000	148,538
US Foods, Inc. 7.250%, 1/15/32§	140,000	145,350

		965,597

Food Products (0.4%)
Agrosuper SA 4.600%, 1/20/32 (m)	500,000	435,750
Campbell Soup Co. 5.400%, 3/21/34	165,000	164,258
Frigorifico Concepcion SA 7.700%, 7/21/28 (m)	400,000	278,140
JBS USA Holding Lux Sarl 5.125%, 2/1/28	200,000	197,467
MARB BondCo plc 3.950%, 1/29/31 (m)	500,000	414,185
Minerva Luxembourg SA 4.375%, 3/18/31 (m)	500,000	413,000
8.875%, 9/13/33§	200,000	207,426

		2,110,226

Household Products (0.0%)†
Kronos Acquisition Holdings, Inc. 8.250%, 6/30/31§	95,000	95,119

Personal Care Products (0.0%)†
Coty, Inc. 6.625%, 7/15/30§	180,000	182,212

Tobacco (0.1%)
BAT Capital Corp. 4.540%, 8/15/47	280,000	214,739
Philip Morris International, Inc. 5.250%, 2/13/34	310,000	304,334

		519,073

Total Consumer Staples		4,181,348

Energy (2.5%)
Energy Equipment & Services (0.3%)
Guara Norte Sarl 5.198%, 6/15/34 (m)	828,150	763,140
Halliburton Co. 4.850%, 11/15/35	125,000	118,940
Kodiak Gas Services LLC 7.250%, 2/15/29§	190,000	194,845
Schlumberger Holdings Corp. 5.000%, 11/15/29§	253,000	250,925
Transocean Poseidon Ltd. 6.875%, 2/1/27§	141,750	141,218
Transocean, Inc. 8.000%, 2/1/27§	86,000	85,932
Weatherford International Ltd. 8.625%, 4/30/30§	70,000	72,382

		1,627,382

Oil, Gas & Consumable Fuels (2.2%)
Acu Petroleo Luxembourg Sarl 7.500%, 1/13/32 (m)	242,425	233,938
Adaro Indonesia PT 4.250%, 10/31/24 (m)	500,000	495,570
Blue Racer Midstream LLC 7.250%, 7/15/32§	95,000	97,237
BP Capital Markets America, Inc. 4.893%, 9/11/33	310,000	301,019
5.227%, 11/17/34	312,000	308,972
Buckeye Partners LP 6.875%, 7/1/29§	265,000	264,849
Canacol Energy Ltd. 5.750%, 11/24/28 (m)	400,000	210,892
Cheniere Energy, Inc. 4.625%, 10/15/28	315,000	304,983
Civitas Resources, Inc. 8.375%, 7/1/28§	125,000	130,981
CNX Resources Corp. 6.000%, 1/15/29§	100,000	97,500
Cosan Overseas Ltd. 8.250%, 8/5/24 (m)(y)	400,000	399,672
Ecopetrol SA 4.625%, 11/2/31	150,000	122,955
5.875%, 5/28/45	100,000	71,611
5.875%, 11/2/51	700,000	481,250
Energy Transfer LP 5.000%, 5/15/44 (e)	365,000	315,923
5.950%, 5/15/54	321,000	311,903
Exxon Mobil Corp. 4.227%, 3/19/40	305,000	268,465
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	220,493	216,665
GNL Quintero SA 4. 634%, 7/31/29 (m)	323,600	315,517
Harvest Midstream I LP 7.500%, 5/15/32§	180,000	182,250
Hilcorp Energy I LP 5.750%, 2/1/29§	150,000	144,750
8.375%, 11/1/33§	35,000	37,275
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	510,000	554,511
Marathon Petroleum Corp. 5.125%, 12/15/26	240,000	239,049
Matador Resources Co. 6.500%, 4/15/32§	160,000	159,594
MPLX LP 5.500%, 6/1/34	314,000	309,893
NGL Energy Operating LLC 8.125%, 2/15/29§	150,000	153,000
NGPL PipeCo LLC 3.250%, 7/15/31§	145,000	123,657
ONEOK, Inc. 3.400%, 9/1/29	170,000	155,855
6.625%, 9/1/53	145,000	154,834
Permian Resources Operating LLC 7.000%, 1/15/32§	100,000	102,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Pertamina Persero PT 1.400%, 2/9/26 (m)	$800,000	$747,576
Petroleos del Peru SA 4.750%, 6/19/32 (m)	400,000	297,000
5.625%, 6/19/47 (m)	200,000	126,000
Petroleos Mexicanos 6.750%, 9/21/47	300,000	197,661
Reliance Industries Ltd. 4.125%, 1/28/25 (m)	500,000	495,415
3.667%, 11/30/27 (m)	250,000	237,340
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	240,000	237,713
Sitio Royalties Operating Partnership LP 7.875%, 11/1/28§	95,000	97,927
Sunoco LP 6.000%, 4/15/27	90,000	89,663
Tallgrass Energy Partners LP 7.375%, 2/15/29§	95,000	95,468
TransCanada PipeLines Ltd. 4.625%, 3/1/34	500,000	469,679
Transportadora de Gas del Peru SA 4.250%, 4/30/28 (m)	400,000	386,372
Venture Global LNG, Inc. 8.125%, 6/1/28§	140,000	143,850
8.375%, 6/1/31§	90,000	93,343
9.875%, 2/1/32§	90,000	97,762
Vital Energy, Inc. 7.875%, 4/15/32§	85,000	86,381
Williams Cos., Inc. (The) 5.150%, 3/15/34	415,000	403,928

		11,570,023

Total Energy		13,197,405

Financials (3.9%)
Banks (2.0%)
AIB Group plc
(SOFR + 1.91%), 5.871%, 3/28/35 (k)§	400,000	397,765
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35 (k)§	465,000	381,675
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31 (k)(m)	350,000	335,212
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30 (k)(m)	750,000	724,545
Bank of America Corp.
(SOFR + 1.75%), 4.827%, 7/22/26 (k)	210,000	208,118
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	260,000	214,966
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	250,000	250,213
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	710,000	566,367
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	465,000	436,742
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35 (k)§	306,000	307,788
Citigroup, Inc.
(SOFR + 0.69%), 2.014%, 1/25/26 (k)	120,000	117,329
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	150,000	141,584
Citizens Financial Group, Inc.
(SOFR + 2.33%), 6.645%, 4/25/35 (k)	105,000	109,140
Commonwealth Bank of Australia 4.316%, 1/10/48§	300,000	242,872
Credit Agricole SA
(SOFR + 1.69%), 5.335%, 1/10/30 (k)§	310,000	306,657
Global Bank Corp.
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29 (k)(m)	300,000	275,250
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.64%), 6.985%, 9/12/26 (k)	650,000	655,584
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30 (k)	235,000	233,624
Intercorp Financial Services, Inc. 4.125%, 10/19/27 (m)	300,000	279,639
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26 (k)	215,000	210,643
(SOFR + 1.99%), 4.851%, 7/25/28 (k)	85,000	84,074
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	270,000	239,929
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	425,000	367,052
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	360,000	304,118
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	360,000	306,603
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35 (k)	315,000	313,955
National Australia Bank Ltd. 2.990%, 5/21/31§	390,000	327,897
NatWest Markets plc 0.800%, 8/12/24§	270,000	268,488
5.410%, 5/17/29§	310,000	310,006
Royal Bank of Canada 5.150%, 2/1/34	155,000	153,937
Wells Fargo & Co.
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	300,000	295,446
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	310,000	274,867
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	455,000	485,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note1)
Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36 (k)	$385,000	$316,375

		10,443,913

Capital Markets (0.6%)
Ares Capital Corp. 3.250%, 7/15/25	310,000	301,296
BlackRock Funding, Inc. 5.250%, 3/14/54	190,000	184,699
BlackRock, Inc. 4.750%, 5/25/33	550,000	538,567
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 6.754%, 5/15/26 (k)	680,000	684,261
(SOFR + 0.82%), 6.176%, 9/10/27 (k)	210,000	209,702
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	165,000	167,498
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24 (m)	300,000	297,750
Macquarie Group Ltd.
(SOFR + 1.53%), 2.871%, 1/14/33 (k)§	556,000	459,837
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	240,000	237,694
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	245,000	238,197
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	105,000	89,050

		3,408,551

Consumer Finance (0.5%)
AerCap Ireland Capital DAC 5.100%, 1/19/29	225,000	222,578
American Express Co. 3.950%, 8/1/25	533,000	524,256
Avolon Holdings Funding Ltd. 5.750%, 3/1/29§	282,000	280,407
5.750%, 11/15/29§	350,000	347,266
General Motors Financial Co., Inc. 2.400%, 10/15/28	350,000	309,043
3.100%, 1/12/32	370,000	310,966
GGAM Finance Ltd. 6.875%, 4/15/29(x)§	190,000	193,325
Macquarie Airfinance Holdings Ltd. 6.400%, 3/26/29§	149,000	151,049
6.500%, 3/26/31§	75,000	76,875
Navient Corp. 5.000%, 3/15/27	85,000	80,962
OneMain Finance Corp. 6.625%, 1/15/28	130,000	130,501
7.500%, 5/15/31	235,000	237,874

		2,865,102

Financial Services (0.2%)
Fiserv, Inc. 5.450%, 3/15/34	310,000	308,376
Global Payments, Inc. 4.950%, 8/15/27	305,000	301,688
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	31,108	29,568
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/31§	215,000	202,068
PennyMac Financial Services, Inc. 7.875%, 12/15/29§	110,000	113,162

		954,862

Insurance (0.6%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	105,000	103,031
AmWINS Group, Inc. 4.875%, 6/30/29§	110,000	102,025
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 5.932%, 8/19/24 (k)(x)§	305,000	305,018
Athene Holding Ltd. 6.250%, 4/1/54	345,000	346,860
Berkshire Hathaway Finance Corp. 2.850%, 10/15/50	305,000	195,786
3.850%, 3/15/52	185,000	143,337
Brighthouse Financial Global Funding 2.000%, 6/28/28§	175,000	152,177
Brown & Brown, Inc. 5.650%, 6/11/34	314,000	312,526
F&G Annuities & Life, Inc. 6.500%, 6/4/29	260,000	258,508
GTCR AP Finance, Inc. 8.000%, 5/15/27§	140,000	140,350
HUB International Ltd. 7.250%, 6/15/30§	80,000	81,700
Markel Group, Inc. 6.000%, 5/16/54	120,000	119,299
Massachusetts Mutual Life Insurance Co. 3.200%, 12/1/61§	370,000	227,483
Panther Escrow Issuer LLC 7.125%, 6/1/31§	150,000	151,125
Willis North America, Inc. 4.500%, 9/15/28	560,000	544,314

		3,183,539

Total Financials		20,855,967

Health Care (1.6%)
Biotechnology (0.2%)
AbbVie, Inc. 4.700%, 5/14/45	337,000	305,933
5.500%, 3/15/64	170,000	168,057
Amgen, Inc. 5.750%, 3/2/63	245,000	239,569
Gilead Sciences, Inc. 5.550%, 10/15/53	180,000	180,653

		894,212

Health Care Equipment & Supplies (0.2%)
Bausch + Lomb Corp. 8.375%, 10/1/28§	240,000	245,100
Medline Borrower LP 6.250%, 4/1/29§	30,000	30,358
5.250%, 10/1/29§	160,000	151,947
Sotera Health Holdings LLC 7.375%, 6/1/31§	390,000	391,229

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note1)
Zimmer Biomet Holdings, Inc. 5.350%, 12/1/28	$175,000	$176,012

		994,646

Health Care Providers & Services (0.9%)
AdaptHealth LLC 5.125%, 3/1/30§	100,000	87,000
Centene Corp. 2.500%, 3/1/31	520,000	424,804
Community Health Systems, Inc. 6.000%, 1/15/29§	140,000	123,200
CVS Health Corp. 5.300%, 6/1/33	305,000	298,411
5.875%, 6/1/53	470,000	454,077
Elevance Health, Inc. 2.375%, 1/15/25	245,000	240,597
4.550%, 5/15/52	120,000	100,969
HCA, Inc. 5.375%, 2/1/25	432,000	430,919
5.250%, 6/15/49	690,000	618,213
Icon Investments Six DAC 5.849%, 5/8/29	200,000	203,067
6.000%, 5/8/34	200,000	204,993
Legacy LifePoint Health LLC 4.375%, 2/15/27§	190,000	180,975
LifePoint Health, Inc. 10.000%, 6/1/32 (x)§	245,000	249,974
ModivCare Escrow Issuer, Inc. 5.000%, 10/1/29§	135,000	95,006
Owens & Minor, Inc. 6.625%, 4/1/30§	145,000	131,406
Tenet Healthcare Corp. 6.250%, 2/1/27	110,000	109,572
6.125%, 6/15/30	195,000	192,984
UnitedHealth Group, Inc. 5.050%, 4/15/53	375,000	348,120
4.950%, 5/15/62	125,000	111,720

		4,606,007

Health Care Technology (0.0%)†
IQVIA, Inc. 6.250%, 2/1/29	205,000	211,110

Life Sciences Tools & Services (0.0%)†
Fortrea Holdings, Inc. 7.500%, 7/1/30 (x)§	190,000	188,409

Pharmaceuticals (0.3%)
1375209 BC Ltd. 9.000%, 1/30/28§	16,000	15,400
Bausch Health Cos., Inc. 6.125%, 2/1/27§	75,000	60,563
14.000%, 10/15/30§	5,000	3,850
Bristol-Myers Squibb Co. 5.500%, 2/22/44	125,000	123,747
5.550%, 2/22/54	500,000	492,495
Merck & Co., Inc. 4.500%, 5/17/33	215,000	208,638
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 5/19/33	245,000	239,196
Royalty Pharma plc 2.150%, 9/2/31	385,000	309,835
Viatris, Inc. 1.650%, 6/22/25	190,000	182,579

		1,636,303

Total Health Care		8,530,687

Industrials (3.0%)
Aerospace & Defense (0.2%)
AAR Escrow Issuer LLC 6.750%, 3/15/29§	115,000	116,894
Boeing Co. (The) 6.388%, 5/1/31 (x)§	82,000	83,415
6.858%, 5/1/54§	190,000	195,356
Bombardier, Inc. 8.750%, 11/15/30§	150,000	162,000
7.000%, 6/1/32§	40,000	40,450
Northrop Grumman Corp. 5.200%, 6/1/54	310,000	291,537
TransDigm, Inc. 5.500%, 11/15/27	190,000	186,606

		1,076,258

Building Products (0.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30 (x)§	395,000	394,506
Builders FirstSource, Inc. 6.375%, 3/1/34§	235,000	232,650
EMRLD Borrower LP 6.625%, 12/15/30§	185,000	186,619
6.750%, 7/15/31§	100,000	101,401
Griffon Corp. 5.750%, 3/1/28	235,000	225,541
Miter Brands Acquisition Holdco, Inc. 6.750%, 4/1/32§	190,000	190,713
Owens Corning 5.700%, 6/15/34	147,000	148,534
Standard Industries, Inc. 4.375%, 7/15/30§	110,000	99,000

		1,578,964

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	79,000	78,757
9.750%, 7/15/27 (x)§	110,000	108,925
7.875%, 2/15/31 (x)§	175,000	175,125
Element Fleet Management Corp. 6.319%, 12/4/28§	300,000	310,143
Garda World Security Corp. 6.000%, 6/1/29 (x)§	230,000	209,875
Madison IAQ LLC 4.125%, 6/30/28§	110,000	102,025
5.875%, 6/30/29 (x)§	110,000	102,300
Veralto Corp. 5.350%, 9/18/28§	210,000	210,924
WASH Multifamily Acquisition, Inc. 5.750%, 4/15/26§	80,000	78,091

		1,376,165

Construction & Engineering (0.2%)
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 6/30/34§	200,000	201,520
Artera Services LLC 8.500%, 2/15/31§	85,000	87,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note1)
Bioceanico Sovereign Certificate Ltd.
(Zero Coupon), 6/5/34 (m)	$422,453	$316,814
Brand Industrial Services, Inc. 10.375%, 8/1/30§	125,000	134,531
MasTec, Inc. 5.900%, 6/15/29	105,000	105,416
Pike Corp. 5.500%, 9/1/28§	210,000	200,550
8.625%, 1/31/31§	90,000	95,175

		1,141,224

Electrical Equipment (0.0%)†
Regal Rexnord Corp. 6.050%, 2/15/26	123,000	123,219

Ground Transportation (0.6%)
Burlington Northern Santa Fe LLC 5.200%, 4/15/54	220,000	211,476
CSX Corp. 3.800%, 11/1/46	790,000	613,866
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	385,000	382,979
Lima Metro Line 2 Finance Ltd. 5.875%, 7/5/34 (m)	343,331	338,593
4.350%, 4/5/36 (m)	339,318	309,077
Movida Europe SA 7.850%, 4/11/29§	200,000	187,500
Penske Truck Leasing Co. LP 5.750%, 5/24/26§	187,000	187,385
4.200%, 4/1/27§	285,000	276,221
Simpar Europe SA 5.200%, 1/26/31 (m)	200,000	164,200
Union Pacific Corp. 3.700%, 3/1/29	500,000	476,238
XPO, Inc. 7.125%, 6/1/31§	200,000	204,230

		3,351,765

Industrial Conglomerates (0.1%)
KUO SAB de CV 5.750%, 7/7/27 (m)	600,000	579,324

Machinery (0.2%)
AGCO Corp. 5.800%, 3/21/34	115,000	114,743
CNH Industrial Capital LLC 5.100%, 4/20/29	160,000	159,446
Cummins, Inc. 5.450%, 2/20/54	145,000	143,550
Husky Injection Molding Systems Ltd. 9.000%, 2/ 5/29 (x)§	220,000	227,436
Weir Group plc (The) 2.200%, 5/13/26§	672,000	629,105

		1,274,280

Marine Transportation (0.1%)
MV24 Capital BV 6.748%, 6/1/34 (m)	472,980	450,249

Passenger Airlines (0.1%)
American Airlines, Inc. 7.250%, 2/15/28§	95,000	94,893
8.500%, 5/15/29§	190,000	196,629

		291,522

Professional Services (0.1%)
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	215,000	215,026
Verisk Analytics, Inc. 5.250%, 6/5/34	314,000	308,466
VT Topco, Inc. 8.500%, 8/15/30§	100,000	104,000

		627,492

Trading Companies & Distributors (0.2%)
Air Lease Corp. 1.875%, 8/15/26	195,000	180,767
5.200%, 7/15/31	230,000	225,475
Aviation Capital Group LLC 1.950%, 9/20/26§	470,000	432,180
5.375%, 7/15/29§	230,000	227,354
Fortress Transportation and Infrastructure Investors LLC 7.875%, 12/1/30§	225,000	235,406

		1,301,182

Transportation Infrastructure (0.6%)
Adani International Container Terminal Pvt Ltd. 3.000%, 2/16/31 (m)	516,000	431,443
Adani International Container Terminal Pvt. Ltd. 3.000%, 2/16/31§	258,000	215,722
Adani Ports & Special Economic Zone Ltd. 4.000%, 7/30/27§	250,000	230,000
4.000%, 7/30/27 (m)	200,000	184,000
4.200%, 8/4/27 (m)	200,000	185,250
4.375%, 7/3/29 (m)	400,000	357,500
Fideicomiso PA Pacifico Tres 8.250%, 1/15/35 (m)	171,860	168,048
Prumo Participacoes e Investimentos S/A 7.500%, 12/31/31 (m)	629,489	626,014
Rutas 2 & 7 Finance Ltd.
(Zero Coupon), 9/30/36 (m)	583,333	397,827
Sydney Airport Finance Co. Pty. Ltd. 3.375%, 4/30/25§	225,000	220,647
3.625%, 4/28/26§	225,000	217,386

		3,233,837

Total Industrials		16,405,481

Information Technology (1.3%)
Communications Equipment (0.1%)
Motorola Solutions, Inc. 5.400%, 4/15/34	310,000	307,659

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc. 5.600%, 5/29/34	262,000	262,598
Arrow Electronics, Inc. 3.875%, 1/12/28	255,000	241,487

		504,085

IT Services (0.1%)
Kyndryl Holdings, Inc. 4.100%, 10/15/41	415,000	314,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note1)
Semiconductors & Semiconductor Equipment (0.7%)
Broadcom, Inc. 3.419%, 4/15/33§	$540,000	$465,927
3.187%, 11/15/36§	395,000	312,877
Foundry JV Holdco LLC 6.150%, 1/25/32§	500,000	510,708
5.875%, 1/25/34§	250,000	248,473
6.400%, 1/25/38§	200,000	206,661
Marvell Technology, Inc. 2.950%, 4/15/31 (x)	715,000	616,045
NXP BV 3.875%, 6/18/26	290,000	281,662
Qorvo, Inc. 3.375%, 4/1/31§	185,000	158,249
Renesas Electronics Corp. 2.170%, 11/25/26§	660,000	608,991
TSMC Global Ltd. 1.250%, 4/23/26§	415,000	386,942

		3,796,535

Software (0.3%)
AthenaHealth Group, Inc. 6.500%, 2/15/30§	105,000	96,439
Atlassian Corp. 5.250%, 5/15/29	260,000	259,884
Central Parent LLC 8.000%, 6/15/29§	135,000	136,604
Fortinet, Inc. 1.000%, 3/15/26	303,000	280,954
Intuit, Inc. 5.500%, 9/15/53	295,000	298,719
Oracle Corp. 6.250%, 11/9/32	170,000	180,080
3.800%, 11/15/37	110,000	90,811
UKG, Inc. 6.875%, 2/1/31§	95,000	95,831
Workday, Inc. 3.700%, 4/1/29	325,000	304,577

		1,743,899

Technology Hardware, Storage & Peripherals (0.0%)†
NetApp, Inc. 1.875%, 6/22/25	291,000	280,379

Total Information Technology		6,946,992

Materials (1.8%)
Chemicals (0.4%)
Braskem Idesa SAPI 6.990%, 2/20/32 (m)	200,000	152,200
Braskem Netherlands Finance BV 7.250%, 2/13/33 (m)	200,000	188,500
CF Industries, Inc. 5.375%, 3/15/44	340,000	314,358
MEGlobal Canada ULC 5.000%, 5/18/25 (m)	200,000	198,000
Mosaic Co. (The) 5.375%, 11/15/28	300,000	301,312
Solvay Finance America LLC 5.650%, 6/4/29§	200,000	201,183
Unigel Luxembourg SA 8.750%, 10/1/26 (h)(m)	200,000	55,970
UPL Corp. Ltd. 4.500%, 3/8/28 (m)	200,000	174,846
4.625%, 6/16/30 (m)	400,000	328,840
WR Grace Holdings LLC 5.625%, 8/15/29§	115,000	105,775

		2,020,984

Containers & Packaging (0.4%)
Berry Global, Inc. 4.875%, 7/15/26§	119,000	116,727
5.650%, 1/15/34 (x)§	170,000	165,952
CCL Industries, Inc. 3.050%, 6/1/30 (x)§	245,000	216,975
Packaging Corp. of America 3.400%, 12/15/27	100,000	94,466
3.000%, 12/15/29	235,000	210,203
Pactiv Evergreen Group Issuer LLC 4.375%, 10/15/28§	105,000	97,650
Sealed Air Corp. 7.250%, 2/15/31§	145,000	149,169
Smurfit Kappa Treasury ULC 5.200%, 1/15/30§	335,000	332,634
Trident TPI Holdings, Inc. 12.750%, 12/31/28§	270,000	294,975
WRKCo., Inc. 3.750%, 3/15/25	555,000	546,318

		2,225,069

Metals & Mining (1.0%)
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	200,000	175,062
CAP SA 3.900%, 4/27/31§	400,000	319,376
3.900%, 4/27/31 (m)	300,000	239,532
Cia de Minas Buenaventura SAA 5.500%, 7/23/26 (m)	400,000	386,560
CSN Resources SA 5.875%, 4/8/32 (m)	600,000	501,186
Freeport Indonesia PT 4.763%, 4/14/27 (m)	400,000	391,544
5.315%, 4/14/32 (m)	200,000	193,550
5.315%, 4/14/32§	200,000	193,550
Freeport-McMoRan, Inc. 4.375%, 8/1/28	300,000	289,503
5.250%, 9/1/29	200,000	198,390
Glencore Funding LLC 1.625%, 4/27/26§	268,000	250,585
5.371%, 4/4/29§	675,000	671,643
Indonesia Asahan Aluminium PT 4.750%, 5/15/25 (m)	600,000	594,162
5.450%, 5/15/30 (m)	200,000	196,000
Minsur SA 4.500%, 10/28/31 (m)	400,000	353,344
Vale Overseas Ltd. 6.400%, 6/28/54	120,000	118,590
Vedanta Resources Ltd. 13.875%, 12/9/28 (e)(m)	376,000	360,960

		5,433,537

Total Materials		9,679,590

Real Estate (1.3%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	715,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
VICI Properties LP (REIT) 4.625%, 12/1/29§	$330,000	$311,797

		1,027,439

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT) 3.000%, 5/18/51	295,000	178,585
5.150%, 4/15/53	70,000	61,616
Sabra Health Care LP (REIT) 3.200%, 12/1/31	155,000	128,624

		368,825

Hotel & Resort REITs (0.2%)
Host Hotels & Resorts LP (REIT) 5.700%, 7/1/34	315,000	308,650
Series J 2.900%, 12/15/31	375,000	312,565
Park Intermediate Holdings LLC (REIT) 7.000%, 2/1/30§	275,000	277,406

		898,621

Office REITs (0.0%)†
COPT Defense Properties LP (REIT) 2.900%, 12/1/33	245,000	192,331

Real Estate Management & Development (0.1%)
Anywhere Real Estate Group LLC 5.250%, 4/15/30§	100,000	59,000
InRetail Shopping Malls 5.750%, 4/3/28 (m)	514,000	502,990

		561,990

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT) 5.500%, 2/1/34	495,000	487,776
Sun Communities Operating LP (REIT) 2.700%, 7/15/31	375,000	309,950

		797,726

Retail REITs (0.1%)
Agree LP (REIT) 2.600%, 6/15/33	155,000	121,762
Phillips Edison Grocery Center Operating Partnership I LP (REIT) 5.750%, 7/15/34	240,000	236,453

		358,215

Specialized REITs (0.5%)
American Tower Corp. (REIT) 3.375%, 10/15/26 (x)	700,000	668,404
5.550%, 7/15/33	145,000	145,103
Crown Castle, Inc. (REIT) 3.700%, 6/15/26	300,000	289,853
3.650%, 9/1/27	839,000	797,206
2.250%, 1/15/31	200,000	164,807
Equinix, Inc. (REIT) 1.800%, 7/15/27	340,000	306,987
Extra Space Storage LP (REIT) 5.400%, 2/1/34	315,000	308,554
Iron Mountain, Inc. (REIT) 7.000%, 2/15/29§	235,000	238,525

		2,919,439

Total Real Estate		7,124,586

Utilities (4.1%)
Electric Utilities (3.0%)
Adani Electricity Mumbai Ltd. 3.867%, 7/22/31 (m)	200,000	162,500
Adani Transmission Step-One Ltd. 4.000%, 8/3/26 (m)	500,000	473,050
4.250%, 5/21/36 (m)	226,500	186,296
AEP Texas, Inc. 5.450%, 5/15/29	185,000	185,823
AEP Transmission Co. LLC 5.400%, 3/15/53	70,000	66,807
AES Espana BV 5.700%, 5/4/28§	200,000	190,142
Arizona Public Service Co. 5.700%, 8/15/34	309,000	309,218
Buffalo Energy Mexico Holdings 7.875%, 2/15/39§	400,000	413,780
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	693,836	554,764
Comision Federal de Electricidad 4.750%, 2/23/27 (m)	200,000	193,400
Duke Energy Corp. 3.150%, 8/15/27	300,000	282,474
5.450%, 6/15/34	300,000	297,292
3.950%, 8/15/47	405,000	301,300
5.000%, 8/15/52	100,000	86,840
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	324,455
Electricidad Firme de Mexico Holdings SA de CV 4.900%, 11/20/26 (m)	600,000	563,250
Energuate Trust 5.875%, 5/3/27 (m)	400,000	385,312
Entergy Arkansas LLC 5.750%, 6/1/54	155,000	155,806
Entergy Corp. 2.800%, 6/15/30	200,000	174,847
Eversource Energy 5.500%, 1/1/34	160,000	156,779
Exelon Corp. 4.050%, 4/15/30	750,000	703,773
Fenix Power Peru SA 4.317%, 9/20/27 (m)	377,647	360,913
Georgia Power Co.
Series A 2.200%, 9/15/24	283,000	280,831
Inkia Energy Ltd. 5.875%, 11/9/27 (m)	437,000	435,947
ITC Holdings Corp. 3.250%, 6/30/26	600,000	574,160
5.400%, 6/1/33§	250,000	247,166
JSW Hydro Energy Ltd. 4.125%, 5/18/31§	152,000	134,140
4.125%, 5/18/31 (m)	456,000	402,420
Kallpa Generacion SA 4.125%, 8/16/27 (m)	400,000	380,260
Korea East-West Power Co. Ltd. 1.750%, 5/6/25 (m)	400,000	387,848
LLPL Capital Pte. Ltd. 6.875%, 2/4/39 (m)	619,360	620,116
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	241,936	236,379
Minejesa Capital BV 5.625%, 8/10/37 (m)	700,000	632,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Mong Duong Finance Holdings BV 5.125%, 5/7/29 (m)	$421,640	$401,317
NextEra Energy Capital Holdings, Inc. 2.440%, 1/15/32	500,000	409,625
5.550%, 3/15/54	190,000	182,638
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	70,000	70,428
NRG Energy, Inc. 2.000%, 12/2/25§	190,000	179,536
Pacific Gas and Electric Co. 6.950%, 3/15/34	285,000	308,927
6.750%, 1/15/53	740,000	772,432
Southern California Edison Co. 5.450%, 6/1/31	310,000	312,085
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	335,000	314,239
Series A 3.700%, 4/30/30	500,000	461,738
Southwestern Electric Power Co. 3.250%, 11/1/51	280,000	177,126
Tierra Mojada Luxembourg II Sarl 5.750%, 12/1/40 (m)	175,336	158,009
Transelec SA 3.875%, 1/12/29 (m)	500,000	472,180
Virginia Electric and Power Co.
Series A 3.500%, 3/15/27	300,000	288,000
Vistra Operations Co. LLC 7.750%, 10/15/31§	120,000	124,950
6.875%, 4/15/32§	115,000	116,725
Xcel Energy, Inc. 3.300%, 6/1/25	750,000	733,196

		16,343,941

Gas Utilities (0.0%)†
Ferrellgas LP 5.375%, 4/1/26§	105,000	102,637
Suburban Propane Partners LP 5.000%, 6/1/31§	110,000	99,000

		201,637

Independent Power and Renewable Electricity Producers (0.3%)
Cometa Energia SA de CV 6.375%, 4/24/35 (m)	702,900	682,158
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	465,625
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	173,800	155,450
Oglethorpe Power Corp. 5.800%, 6/1/54§	46,000	44,852

		1,348,085

Multi-Utilities (0.8%)
Ameren Corp. 3.650%, 2/15/26	550,000	532,883
Black Hills Corp. 6.000%, 1/15/35	185,000	185,908
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	300,000	270,655
DTE Energy Co. 2.850%, 10/1/26	300,000	283,628
2.950%, 3/1/30	300,000	263,721
5.850%, 6/1/34	490,000	497,974
Empresas Publicas de Medellin ESP 4.250%, 7/18/29 (m)	400,000	343,676
4.375%, 2/15/31 (m)	400,000	328,004
NiSource, Inc. 3.490%, 5/15/27	500,000	476,669
5.350%, 4/1/34	315,000	310,349
San Diego Gas & Electric Co. 5.350%, 4/1/53	105,000	99,810
Sempra 5.500%, 8/1/33	500,000	498,798

		4,092,075

Total Utilities		21,985,738

Total Corporate Bonds		125,113,423

Foreign Government Securities (0.3%)
Republic of Colombia 4.125%, 5/15/51	850,000	510,425
Republic of Panama 3.870%, 7/23/60	600,000	340,224
Republic of South Africa 4.300%, 10/12/28	300,000	275,250
United Mexican States 6.338%, 5/4/53	500,000	472,800

Total Foreign Government Securities		1,598,699

Mortgage-Backed Securities (17.4%)
FHLMC 4.650%, 12/1/28	2,727,000	2,714,867
2.500%, 1/1/43	223,659	194,691
3.000%, 7/1/45	178,152	156,859
3.000%, 8/1/45	283,580	249,687
3.000%, 4/1/47	794,084	694,460
4.000%, 4/1/47	450,134	420,295
4.000%, 10/1/48	162,628	151,441
FHLMC UMBS 2.000%, 5/1/51	1,875,159	1,477,652
2.000%, 9/1/51	3,533,728	2,836,529
2.500%, 5/1/52	4,215,641	3,518,194
4.500%, 9/1/52	4,481,501	4,236,841
5.000%, 5/1/53	5,120,286	4,987,939
5.500%, 5/1/53	4,048,167	4,024,685
5.000%, 6/1/53	3,046,586	2,984,976
6.000%, 11/1/53	2,827,637	2,877,933
5.500%, 2/1/54	5,109,131	5,109,829
6.000%, 4/1/54	4,923,618	4,976,724
FNMA 2.460%, 4/1/32	2,157,590	1,837,427
3.000%, 4/1/45	100,269	87,696
3.000%, 10/1/46	230,173	199,656
2.225%, 12/1/50	3,311,276	2,308,649
FNMA UMBS 3.000%, 3/1/43	880,617	769,094
3.000%, 9/1/46	522,324	457,482
3.000%, 10/1/46	1,648,057	1,443,464
3.000%, 12/1/46	1,127,361	987,408
3.500%, 12/1/46	965,210	871,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note1)
3.000%, 2/1/47	$1,765,262	$1,541,706
3.000%, 12/1/48	2,187,099	1,915,588
3.500%, 11/1/50	2,996,512	2,685,599
2.000%, 2/1/51	6,833,651	5,461,893
3.000%, 6/1/51	4,391,296	3,811,159
2.500%, 4/1/52	7,910,325	6,564,542
5.000%, 7/1/52	1,710,379	1,660,291
6.000%, 5/1/53	1,919,446	1,938,592
6.000%, 10/1/53	2,943,464	2,974,664
GNMA 3.500%, 6/15/42	2,885,665	2,661,128
3.500%, 5/20/48	3,945,852	3,584,895
2.500%, 10/20/51	3,625,300	3,024,178
2.500%, 11/20/51	2,607,364	2,175,028
3.000%, 4/20/52	3,115,562	2,698,378

Total Mortgage-Backed Securities		93,273,816

U.S. Treasury Obligations (21.3%)
U.S. Treasury Bonds 1.125%, 5/15/40	10,950,000	6,767,683
1.375%, 11/15/40	68,200,000	43,198,282
1.250%, 5/15/50	15,400,000	7,685,963
1.875%, 2/15/51	36,500,000	21,461,306
U.S. Treasury Notes 0.750%, 1/31/28	2,800,000	2,459,338
0.625%, 5/15/30	13,950,000	11,286,873
0.625%, 8/15/30	12,000,000	9,625,052
0.875%, 11/15/30	14,950,000	12,105,292

Total U.S. Treasury Obligations		114,589,789

Total Long-Term Debt Securities (96.5%)
(Cost $552,657,149)		517,766,254

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.6%)
DoubleLine Floating Rate Fund, Class I‡	533,930	4,816,050
DoubleLine Global Bond Fund, Class I‡	431,290	3,558,141
		—

Total Investment Companies (1.6%)
(Cost $9,785,319)		8,374,191

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	790,925	790,925
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	8,912,681	8,914,463

Total Investment Companies		10,205,388

Total Short-Term Investments (1.9%)
(Cost $10,205,388)		10,205,388

Total Investments in Securities (100.0%)
(Cost $572,647,856)		536,345,833
Other Assets Less Liabilities (0.0%)†		(133,714)

Net Assets (100%)		$536,212,119

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $145,362,867 or 27.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $27,861,989 or 5.2% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $1,429,684. This was collateralized by $179,919 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54 and by cash of $1,290,925 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	0.6%
Belgium	0.0	#
Bermuda	0.1
Brazil	0.9
Canada	0.4
Cayman Islands	6.3
Chile	0.5
China	0.0	#
Colombia	0.4
Dominican Republic	0.1
France	0.1
Germany	0.1
Guatemala	0.4
India	0.9
Indonesia	0.8
Ireland	0.3
Israel	0.0	#
Jamaica	0.0	#
Japan	0.2
Jersey	0.2
Kuwait	0.0	#
Mexico	0.7
Netherlands	0.0	#
Panama	0.1
Paraguay	0.2
Peru	0.9
South Africa	0.0	#
South Korea	0.2
Spain	0.1
Taiwan	0.1
United Arab Emirates	0.1
United Kingdom	0.4
United States	84.8
Vietnam	0.1
Cash and Other	0.0

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	4,821,390	—	—	—	(5,340)	4,816,050	194,656	—
DoubleLine Global Bond Fund, Class I	431,290	3,713,405	—	—	—	(155,264)	3,558,141	13,242	—

Total		8,534,795	—	—	—	(160,604)	8,374,191	207,898	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$85,591,735	$—	$85,591,735
Collateralized Mortgage Obligations	—	68,396,110	—	68,396,110
Commercial Mortgage-Backed Securities	—	29,202,682	—	29,202,682
Corporate Bonds

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Communication Services	$—	$8,225,764	$4,571	$8,230,335
Consumer Discretionary	—	7,975,294	—	7,975,294
Consumer Staples	—	4,181,348	—	4,181,348
Energy	—	13,197,405	—	13,197,405
Financials	—	20,855,967	—	20,855,967
Health Care	—	8,530,687	—	8,530,687
Industrials	—	16,405,481	—	16,405,481
Information Technology	—	6,946,992	—	6,946,992
Materials	—	9,679,590	—	9,679,590
Real Estate	—	7,124,586	—	7,124,586
Utilities	—	21,985,738	—	21,985,738
Foreign Government Securities	—	1,598,699	—	1,598,699
Investment Companies	8,374,191	—	—	8,374,191
Mortgage-Backed Securities	—	93,273,816	—	93,273,816
Short-Term Investments
Investment Companies	10,205,388	—	—	10,205,388
U.S. Treasury Obligations	—	114,589,789	—	114,589,789

Total Assets	$18,579,579	$517,761,683	$4,571	$536,345,833

Total Liabilities	$—	$—	$—	$—

Total	$18,579,579	$517,761,683	$4,571	$536,345,833

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$90,928,771
Long-term U.S. government debt securities	289,223,345

$380,152,116

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,646,445
Long-term U.S. government debt securities	276,667,926

$368,314,371

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,470,195
Aggregate gross unrealized depreciation	(41,425,616)

Net unrealized depreciation	$(36,955,421)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$573,301,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,785,319)	$8,374,191
Unaffiliated Issuers (Cost $562,862,537)	527,971,642
Cash	4,518,344
Dividends, interest and other receivables	3,595,466
Due from Custodian	378,906
Receivable for securities sold	62,883
Receivable for Portfolio shares sold	28,369
Securities lending income receivable	2,364
Other assets	6,184

Total assets	544,938,349

LIABILITIES
Payable for securities purchased	6,744,933
Payable for return of collateral on securities loaned	1,290,925
Payable for Portfolio shares repurchased	292,761
Investment management fees payable	217,368
Administrative fees payable	40,547
Distribution fees payable – Class IB	14,157
Trustees’ fees payable	3
Accrued expenses	125,536

Total liabilities	8,726,230

Commitments and contingent liabilities^
NET ASSETS	$536,212,119

Net assets were comprised of:
Paid in capital	$624,091,386
Total distributable earnings (loss)	(87,879,267)

Net assets	$536,212,119

Class IB
Net asset value, offering and redemption price per share, $68,918,738 / 7,955,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

Class K
Net asset value, offering and redemption price per share, $467,293,381 / 53,851,168 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.68

(x)	Includes value of securities on loan of $1,429,684.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$13,775,365
Dividends ($207,898 of dividend income received from affiliates)	370,322
Securities lending (net)	38,580

Total income	14,184,267

EXPENSES
Investment management fees	1,602,969
Administrative fees	246,664
Distribution fees – Class IB	83,705
Professional fees	46,901
Printing and mailing expenses	28,980
Custodian fees	18,055
Trustees’ fees	8,896
Miscellaneous	41,744

Gross expenses	2,077,914
Less: Voluntary waiver from investment manager	(27,586)
Waiver from investment manager	(257,577)

Net expenses	1,792,751

NET INVESTMENT INCOME (LOSS)	12,391,516

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	(4,927,816)
Foreign currency transactions	(1)

Net realized gain (loss)	(4,927,817)

Net change in unrealized appreciation (depreciation) on investments in securities ($(160,604) of change in unrealized appreciation (depreciation) from affiliates)	(3,029,164)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,956,981)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,434,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,391,516	$22,548,897
Net realized gain (loss)	(4,927,817)	(35,946,490)
Net change in unrealized appreciation (depreciation)	(3,029,164)	47,124,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,434,535	33,726,507

Distributions to shareholders:
Class IB	—	(2,759,389)
Class K	—	(20,423,069)

Total distributions to shareholders	—	(23,182,458)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 889,536 and 2,181,323 shares, respectively ]	7,613,972	18,712,881
Capital shares issued in reinvestment of dividends [ 0 and 323,498 shares, respectively ]	—	2,759,389
Capital shares repurchased [ (703,790) and (1,714,186) shares, respectively ]	(6,024,233)	(14,582,296)

Total Class IB transactions	1,589,739	6,889,974

Class K
Capital shares sold [ 2,826,946 and 4,626,473 shares, respectively ]	24,218,171	40,034,937
Capital shares issued in reinvestment of dividends [ 0 and 2,393,461 shares, respectively ]	—	20,423,069
Capital shares repurchased [ (3,391,803) and (7,068,780) shares, respectively ]	(29,037,666)	(60,623,410)

Total Class K transactions	(4,819,495)	(165,404)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,229,756)	6,724,570

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,204,779	17,268,619
NET ASSETS:
Beginning of period	535,007,340	517,738,721

End of period	$536,212,119	$535,007,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021		2020		2019
Net asset value, beginning of period	$8.60		$8.42	$10.06	$10.31		$10.13		$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.35	0.25	0.18		0.23		0.31
Net realized and unrealized gain (loss)	(0.13)		0.20	(1.60)	(0.22)		0.20		0.48

Total from investment operations	0.06		0.55	(1.35)	(0.04)		0.43		0.79

Less distributions:
Dividends from net investment income	—		(0.37)	(0.28)	(0.20)		(0.22)		(0.30)
Distributions from net realized gains	—		—	(0.01)	(0.01)		(0.03)		—

Total dividends and distributions	—		(0.37)	(0.29)	(0.21)		(0.25)		(0.30)

Net asset value, end of period	$8.66		$8.60	$8.42	$10.06		$10.31		$10.13

Total return (b)	0.70%		6.60%	(13.46)%	(0.36)%		4.26%		8.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,919		$66,822	$58,792	$64,627		$57,987		$47,029
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89%		0.89%	0.89%	0.92	%(j)	0.94	%(k)	0.96	%(o)
Before waivers (a)(f)	1.00%		0.99%	0.99%	0.98%		1.00%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.42%		4.05%	2.74%	1.78%		2.25%		3.06%
Before waivers (a)(f)	4.31%		3.94%	2.64%	1.72%		2.20%		3.03%
Portfolio turnover rate^	70	%(z)	129%	116%	156%		122%		57%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021		2020		2019
Net asset value, beginning of period	$8.60		$8.43	$10.06	$10.32		$10.13		$9.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.37	0.27	0.21		0.26		0.34
Net realized and unrealized gain (loss)	(0.12)		0.19	(1.59)	(0.23)		0.21		0.46

Total from investment operations	0.08		0.56	(1.32)	(0.02)		0.47		0.80

Less distributions:
Dividends from net investment income	—		(0.39)	(0.30)	(0.23)		(0.25)		(0.32)
Distributions from net realized gains	—		—	(0.01)	(0.01)		(0.03)		—

Total dividends and distributions	—		(0.39)	(0.31)	(0.24)		(0.28)		(0.32)

Net asset value, end of period	$8.68		$8.60	$8.43	$10.06		$10.32		$10.13

Total return (b)	0.93%		6.73%	(13.14)%	(0.23)%		4.61%		8.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$467,293		$468,186	$458,947	$577,963		$548,662		$428,345
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.64%	0.64%	0.67	%(j)	0.69	%(k)	0.71	%(o)
Before waivers (a)(f)	0.75%		0.74%	0.74%	0.73%		0.75%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.67%		4.30%	2.97%	2.04%		2.50%		3.32%
Before waivers (a)(f)	4.56%		4.19%	2.87%	1.97%		2.44%		3.28%
Portfolio turnover rate^	70	%(z)	129%	116%	156%		122%		57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB and 0.69% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB and 0.70% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class IB and 0.73% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.8%)
Media (2.8%)
Comcast Corp., Class A	336,643	$13,182,940

Total Communication Services		13,182,940

Consumer Staples (15.1%)
Beverages (4.7%)
Coca-Cola Europacific Partners plc	195,904	14,275,525
Molson Coors Beverage Co., Class B	155,233	7,890,493

		22,166,018

Food Products (3.6%)
Kraft Heinz Co. (The)	299,644	9,654,530
Tyson Foods, Inc., Class A	126,440	7,224,781

		16,879,311

Household Products (2.2%)
Procter & Gamble Co. (The)	62,340	10,281,113

Tobacco (4.6%)
Philip Morris International, Inc.	213,097	21,593,119

Total Consumer Staples		70,919,561

Energy (8.9%)
Oil, Gas & Consumable Fuels (8.9%)
Enbridge, Inc.	412,179	14,669,450
Hess Corp.	100,413	14,812,926
Phillips 66	88,994	12,563,283

Total Energy		42,045,659

Financials (18.1%)
Banks (7.5%)
Bank of Nova Scotia (The) (x)	102,344	4,679,168
JPMorgan Chase & Co.	78,806	15,939,301
Wells Fargo & Co.	243,644	14,470,017

		35,088,486

Capital Markets (1.6%)
Northern Trust Corp.	88,819	7,459,020

Financial Services (4.1%)
Fidelity National Information Services, Inc.	257,122	19,376,714

Insurance (4.9%)
Allstate Corp. (The)	58,522	9,343,623
Chubb Ltd.	54,355	13,864,873

		23,208,496

Total Financials		85,132,716

Health Care (21.6%)
Health Care Equipment & Supplies (5.6%)
Medtronic plc	179,356	14,117,111
Smith & Nephew plc (ADR) (x)	491,001	12,167,005

		26,284,116

Health Care Providers & Services (8.9%)
CVS Health Corp.	249,560	14,739,013
Humana, Inc.	43,774	16,356,155
UnitedHealth Group, Inc.	21,703	11,052,470

		42,147,638

Pharmaceuticals (7.1%)
Merck & Co., Inc.	155,449	19,244,586
Sanofi SA (ADR)	288,575	14,001,659

		33,246,245

Total Health Care		101,677,999

Industrials (6.3%)
Aerospace & Defense (4.7%)
General Dynamics Corp.	49,459	14,350,034
L3Harris Technologies, Inc.	34,454	7,737,680

		22,087,714

Building Products (1.6%)
Johnson Controls International plc	110,898	7,371,390

Total Industrials		29,459,104

Information Technology (3.0%)
Semiconductors & Semiconductor Equipment (1.1%)
Skyworks Solutions, Inc.	48,568	5,176,377

Software (1.9%)
Oracle Corp.	63,503	8,966,624

Total Information Technology		14,143,001

Materials (7.6%)
Chemicals (7.6%)
Air Products and Chemicals, Inc.	63,889	16,486,557
DuPont de Nemours, Inc.	152,317	12,259,995
International Flavors & Fragrances, Inc.	75,382	7,177,120

Total Materials		35,923,672

Real Estate (7.8%)
Industrial REITs (1.0%)
Prologis, Inc. (REIT)	43,774	4,916,258

Office REITs (1.1%)
COPT Defense Properties (REIT)	197,812	4,951,234

Residential REITs (2.4%)
Mid-America Apartment Communities, Inc. (REIT)	79,867	11,389,833

Specialized REITs (3.3%)
Public Storage (REIT)	54,109	15,564,454

Total Real Estate		36,821,779

Utilities (5.7%)
Electric Utilities (5.7%)
Entergy Corp.	150,176	16,068,832
Pinnacle West Capital Corp.	143,944	10,994,443

Total Utilities		27,063,275

Total Common Stocks (96.9%) (Cost $377,339,701)		456,369,706

MASTER LIMITED PARTNERSHIP:
Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Plains GP Holdings LP, Class A (Cost $8,142,443)	640,128	12,047,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	2,800,000	$2,800,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	12,473,225	12,473,225

Total Investment Companies		15,273,225

Total Short-Term Investments (3.2%) (Cost $15,273,225)		15,273,225

Total Investments in Securities (102.7%) (Cost $400,755,369)		483,690,140
Other Assets Less Liabilities (-2.7%)		(12,515,681)

Net Assets (100%)		$471,174,459

(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $14,996,502. This was collateralized by cash of $15,273,225 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,182,940	$—	$—	$13,182,940
Consumer Staples	70,919,561	—	—	70,919,561
Energy	42,045,659	—	—	42,045,659
Financials	85,132,716	—	—	85,132,716
Health Care	101,677,999	—	—	101,677,999
Industrials	29,459,104	—	—	29,459,104
Information Technology	14,143,001	—	—	14,143,001
Materials	35,923,672	—	—	35,923,672
Real Estate	36,821,779	—	—	36,821,779
Utilities	27,063,275	—	—	27,063,275
Master Limited Partnership
Energy	12,047,209	—	—	12,047,209
Short-Term Investments
Investment Companies	15,273,225	—	—	15,273,225

Total Assets	$483,690,140	$—	$—	$483,690,140

Total Liabilities	$—	$—	$—	$—

Total	$483,690,140	$—	$—	$483,690,140

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,320,730
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$124,427,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,578,857
Aggregate gross unrealized depreciation	(20,763,372)

Net unrealized appreciation	$82,815,485

Federal income tax cost of investments in securities and derivative instruments, if applicable	$400,874,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2024 (Unaudited)
ASSETS
Investments in Securities, at value (x) (Cost $400,755,369)	$483,690,140
Cash	2,425,500
Dividends, interest and other receivables	879,079
Receivable for Portfolio shares sold	13,212
Securities lending income receivable	6,099
Other assets	5,487

Total assets	487,019,517

LIABILITIES
Payable for return of collateral on securities loaned	15,273,225
Investment management fees payable	220,274
Payable for Portfolio shares repurchased	205,926
Distribution fees payable – Class IB	41,812
Administrative fees payable	35,839
Accrued expenses	67,982

Total liabilities	15,845,058

Commitments and contingent liabilities^
NET ASSETS	$471,174,459

Net assets were comprised of:
Paid in capital	$357,754,563
Total distributable earnings (loss)	113,419,896

Net assets	$471,174,459

Class IB
Net asset value, offering and redemption price per share, $203,491,563 / 39,754,140 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.12

Class K
Net asset value, offering and redemption price per share, $267,682,896 / 52,676,935 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.08

(x)	Includes value of securities on loan of $14,996,502.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $177,584 foreign withholding tax)	$7,062,150
Interest	109,364
Securities lending (net)	40,809

Total income	7,212,323

EXPENSES
Investment management fees	1,793,607
Administrative fees	220,815
Distribution fees – Class IB (a)	218,800
Professional fees	35,079
Distribution fees – Class IA (a)	33,678
Custodian fees	28,441
Printing and mailing expenses	27,214
Trustees’ fees	8,038
Miscellaneous	5,288

Gross expenses	2,370,960
Less: Waiver from investment manager	(443,867)

Net expenses	1,927,093

NET INVESTMENT INCOME (LOSS)	5,285,230

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	20,682,410
Net change in unrealized appreciation (depreciation) on investments in securities	620,618

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,303,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,588,258

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,285,230	$9,572,751
Net realized gain (loss)	20,682,410	28,360,461
Net change in unrealized appreciation (depreciation)	620,618	(12,455,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,588,258	25,478,121

Distributions to shareholders:
Class IA	—	(2,339,101)
Class IB	—	(13,931,620)
Class K	—	(24,434,598)

Total distributions to shareholders	—	(40,705,319)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 62,251 and 474,603 shares, respectively ]	307,861	2,328,717
Capital shares issued in reinvestment of dividends and distributions [ 0 and 493,210 shares, respectively ]	—	2,339,101
Capital shares repurchased in connection with share class combination (Note 1) [ (5,526,585) and 0 shares, respectively ]	(28,023,355)	—
Capital shares repurchased [ (532,943) and (1,263,919) shares, respectively ]	(2,635,779)	(6,119,418)

Total Class IA transactions	(30,351,273)	(1,451,600)

Class IB
Capital shares sold [ 730,565 and 1,995,031 shares, respectively ]	3,633,947	9,777,343
Capital shares issued in connection with share class combination (Note 1) [ 5,473,845 and 0 shares, respectively ]	28,023,355	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,909,719 shares, respectively ]	—	13,931,620
Capital shares repurchased [ (2,183,431) and (4,896,736) shares, respectively ]	(10,878,922)	(23,947,689)

Total Class IB transactions	20,778,380	(238,726)

Class K
Capital shares sold [ 57,604 and 690,623 shares, respectively ]	285,263	3,312,409
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,145,003 shares, respectively ]	—	24,434,598
Capital shares repurchased [ (8,298,642) and (7,951,250) shares, respectively ]	(41,060,641)	(38,647,178)

Total Class K transactions	(40,775,378)	(10,900,171)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(50,348,271)	(12,590,497)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,760,013)	(27,817,695)
NET ASSETS:
Beginning of period	494,934,472	522,752,167

End of period	$471,174,459	$494,934,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$4.85		$5.00	$5.22	$4.19	$4.48	$3.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.09	0.08	0.07	0.07	0.09
Net realized and unrealized gain (loss)	0.22		0.17	0.09	1.04	(0.27)	0.81

Total from investment operations	0.27		0.26	0.17	1.11	(0.20)	0.90

Less distributions:
Dividends from net investment income	—		(0.10)	(0.10)	(0.08)	(0.08)	(0.10)
Distributions from net realized gains	—		(0.31)	(0.29)	—	(0.01)	(0.06)
Return of capital	—		—	—	—	— #	—

Total dividends and distributions	—		(0.41)	(0.39)	(0.08)	(0.09)	(0.16)

Net asset value, end of period	$5.12		$4.85	$5.00	$5.22	$4.19	$4.48

Total return (b)	5.57%		5.49%	3.09%	26.40%	(4.52)%	24.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$203,492		$173,263	$178,719	$179,232	$151,452	$166,132
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (a)(f)	1.14%		1.13%	1.13%	1.12%	1.14%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.07%		1.81%	1.62%	1.41%	1.93%	2.17%
Before waivers (a)(f)	1.88%		1.63%	1.45%	1.24%	1.74%	1.99%
Portfolio turnover rate^	17	%(z)	26%	20%	28%	39%	56%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$4.81		$4.96	$5.18	$4.16	$4.45	$3.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.10	0.09	0.08	0.08	0.10
Net realized and unrealized gain (loss)	0.21		0.18	0.09	1.03	(0.27)	0.81

Total from investment operations	0.27		0.28	0.18	1.11	(0.19)	0.91

Less distributions:
Dividends from net investment income	—		(0.12)	(0.11)	(0.09)	(0.09)	(0.11)
Distributions from net realized gains	—		(0.31)	(0.29)	—	(0.01)	(0.06)
Return of capital	—		—	—	—	— #	—

Total dividends and distributions	—		(0.43)	(0.40)	(0.09)	(0.10)	(0.17)

Net asset value, end of period	$5.08		$4.81	$4.96	$5.18	$4.16	$4.45

Total return (b)	5.61%		5.78%	3.36%	26.62%	(4.33)%	24.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$267,683		$292,870	$312,826	$376,351	$346,259	$337,568
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.70%	0.70%	0.70%	0.70%	0.70%
Before waivers (a)(f)	0.89%		0.88%	0.88%	0.87%	0.89%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.31%		2.06%	1.85%	1.65%	2.17%	2.42%
Before waivers (a)(f)	2.12%		1.87%	1.67%	1.48%	1.99%	2.24%
Portfolio turnover rate^	17	%(z)	26%	20%	28%	39%	56%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (15.2%)
Diversified Telecommunication Services (2.0%)
Altaba, Inc. (x)*	102,200	$258,055
Koninklijke KPN NV	90,000	345,060
Liberty Global Ltd., Class A*	65,000	1,132,950
Liberty Global Ltd., Class C (x)*	20,000	357,000
Telesat Corp.*	141,000	1,283,100

		3,376,165

Entertainment (4.1%)
Atlanta Braves Holdings, Inc., Class A*	84,500	3,492,385
Endeavor Group Holdings, Inc., Class A	40,000	1,081,200
Madison Square Garden Sports Corp.*	11,500	2,163,495

		6,737,080

Media (4.2%)
Beasley Broadcast Group, Inc., Class A*	45,000	29,587
Clear Channel Outdoor Holdings, Inc.*	475,000	669,750
DallasNews Corp. (x)	36,500	131,035
EchoStar Corp., Class A*	24,000	427,440
EW Scripps Co. (The), Class A*	100,000	314,000
Fox Corp., Class B	88,000	2,817,760
Lee Enterprises, Inc. (x)*	55,000	611,050
TEGNA, Inc.	144,500	2,014,330

		7,014,952

Wireless Telecommunication Services (4.9%)
Millicom International Cellular SA*	93,500	2,295,425
Orange Belgium SA*	29,000	464,000
Telephone and Data Systems, Inc.	36,000	746,280
United States Cellular Corp.*	82,000	4,577,240

		8,082,945

Total Communication Services		25,211,142

Consumer Discretionary (5.4%)
Broadline Retail (0.1%)
Macy’s, Inc.	9,000	172,800

Distributors (0.0%)†
Bapcor Ltd.	10,000	34,289

Hotels, Restaurants & Leisure (0.1%)
Empire Resorts, Inc. (r)*	13,500	—
Entain plc	15,000	119,458
Playtech plc*	6,000	35,268
Target Hospitality Corp.*	3,000	26,130

		180,856

Household Durables (3.7%)
iRobot Corp.*	18,000	163,980
Lennar Corp., Class B	27,700	3,862,211
Nobility Homes, Inc. (r)	16,500	495,825
Sony Group Corp. (ADR)	19,000	1,614,050

		6,136,066

Specialty Retail (1.2%)
Aaron’s Co., Inc. (The)	65,000	648,700
Hibbett, Inc.	10,000	872,100
Sportsman’s Warehouse Holdings, Inc. (x)*	150,000	361,500

Yamada Holdings Co. Ltd.	12,400	33,295

		1,915,595

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	15,500	512,740

Total Consumer Discretionary		8,952,346

Consumer Staples (0.4%)
Consumer Staples Distribution & Retail (0.4%)
Albertsons Cos., Inc., Class A	30,000	592,500
GrainCorp Ltd., Class A	6,000	35,503

Total Consumer Staples		628,003

Energy (3.6%)
Energy Equipment & Services (0.8%)
ChampionX Corp.	25,000	830,250
DMC Global, Inc.*	900	12,978
US Silica Holdings, Inc.*	35,000	540,750

		1,383,978

Oil, Gas & Consumable Fuels (2.8%)
Alvopetro Energy Ltd. (x)	88,200	303,015
Equitrans Midstream Corp.	280,000	3,634,400
Exxon Mobil Corp.	500	57,560
Gulf Coast Ultra Deep Royalty Trust*	550,000	6,875
Hess Corp.	3,500	516,320
Southwestern Energy Co.*	20,000	134,600

		4,652,770

Total Energy		6,036,748

Financials (3.2%)
Banks (2.2%)
Cadence Bank	14,000	395,920
First Horizon Corp.	72,000	1,135,440
Flushing Financial Corp.	107,000	1,407,050
Horizon Bancorp, Inc.	12,500	154,625
LCNB Corp.	654	9,097
SouthState Corp.	1,200	91,704
Synovus Financial Corp.	4,500	180,855
Webster Financial Corp.	4,200	183,078

		3,557,769

Capital Markets (0.0%)†
BKF Capital Group, Inc. (r)*	2,434	54,339

Financial Services (0.0%)†
CNFinance Holdings Ltd. (ADR)*	1,765	2,860

Insurance (1.0%)
Fanhua, Inc. (ADR)*	7,500	14,925
National Western Life Group, Inc., Class A	3,400	1,689,596

		1,704,521

Total Financials		5,319,489

Health Care (10.2%)
Biotechnology (1.3%)
Cerevel Therapeutics Holdings, Inc.*	50,000	2,044,500
GRAIL, Inc. (x)*	33	507
Grifols SA (ADR)*	24,000	151,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Idorsia Ltd. (x)*	12,000	$27,060

		2,223,387

Health Care Equipment & Supplies (4.2%)
Axonics, Inc.*	21,000	1,411,830
Bioventus, Inc., Class A*	2,000	11,500
Globus Medical, Inc., Class A*	14,000	958,860
ICU Medical, Inc.*	500	59,375
Innocoll Holdings Ltd. (r)*	125,000	—
QuidelOrtho Corp.*	7,000	232,540
Silk Road Medical, Inc.*	32,000	865,280
Surmodics, Inc.*	80,000	3,363,200

		6,902,585

Health Care Providers & Services (1.3%)
Amedisys, Inc.*	22,500	2,065,500

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,000	9,780

Life Sciences Tools & Services (2.5%)
Illumina, Inc.*	200	20,876
Olink Holding AB (ADR)*	164,000	4,178,720

		4,199,596

Pharmaceuticals (0.9%)
Alimera Sciences, Inc.*	23,000	127,880
Calliditas Therapeutics AB, Class B*	3,500	67,893
Catalent, Inc.*	14,000	787,220
Viatris, Inc.	40,000	425,200

		1,408,193

Total Health Care		16,809,041

Industrials (6.5%)
Aerospace & Defense (0.8%)
Hexcel Corp.	13,000	811,850
Spirit AeroSystems Holdings, Inc., Class A*	14,000	460,180

		1,272,030

Commercial Services & Supplies (0.4%)
Stericycle, Inc.*	11,000	639,430

Electrical Equipment (1.7%)
Encore Wire Corp.	9,500	2,753,385

Machinery (2.1%)
CFT SpA (r)*	25,000	110,843
Crane Co.	2,400	347,952
Enpro, Inc.	1,500	218,355
Mueller Industries, Inc.	22,800	1,298,232
Mueller Water Products, Inc., Class A	12,000	215,040
Park-Ohio Holdings Corp.	12,000	310,680
Stratasys Ltd. (x)*	27,000	226,530
Valmet OYJ	15,500	443,047
Velan, Inc.*	60,000	262,710

		3,433,389

Passenger Airlines (0.0%)†
Hawaiian Holdings, Inc.*	1,000	12,430

Professional Services (0.0%)†
Applus Services SA (x)	5,000	68,540
Ework Group AB	1,441	19,170

		87,710

Trading Companies & Distributors (1.5%)
Herc Holdings, Inc.	12,500	1,666,125
McGrath RentCorp	8,000	852,400

		2,518,525

Total Industrials		10,716,899

Information Technology (4.8%)
Communications Equipment (1.2%)
Digi International, Inc.*	1,200	27,516
Juniper Networks, Inc.	55,000	2,005,300

		2,032,816

Electronic Equipment, Instruments & Components (0.5%)
CTS Corp.	2,000	101,260
Rogers Corp.*	5,400	651,294

		752,554

IT Services (0.7%)
DecisionPoint Systems, Inc.*	64,437	657,258
Perficient, Inc.*	4,000	299,160
Squarespace, Inc., Class A*	5,000	218,150

		1,174,568

Semiconductors & Semiconductor Equipment (0.1%)
Silicon Motion Technology Corp. (ADR)	1,600	129,584
Tower Semiconductor Ltd.*	1,200	47,172

		176,756

Software (2.3%)
Everbridge, Inc.*	41,854	1,464,471
Gen Digital, Inc.	25,000	624,500
HashiCorp, Inc., Class A*	48,000	1,617,120
Pinewood Technologies Group plc	30,000	135,006

		3,841,097

Total Information Technology		7,977,791

Materials (4.5%)
Chemicals (0.5%)
Mativ Holdings, Inc.	50,000	848,000

Construction Materials (2.7%)
Vulcan Materials Co.	18,200	4,525,976

Containers & Packaging (0.4%)
Myers Industries, Inc.	51,000	682,380

Metals & Mining (0.9%)
Kinross Gold Corp.	5,960	49,621
Newmont Corp.	11,500	481,505
Pan American Silver Corp.	25,000	496,875
Sierra Metals, Inc. (x)*	80,000	45,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

United States Steel Corp.	9,000	$340,200

		1,413,311

Total Materials		7,469,667

Real Estate (0.5%)
Hotel & Resort REITs (0.5%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	748,950

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B (x)	7,500	6,188

Total Real Estate		755,138

Utilities (10.1%)
Electric Utilities (3.4%)
ALLETE, Inc.	12,000	748,200
Avangrid, Inc.	20,000	710,600
Evergy, Inc.	17,500	926,975
PNM Resources, Inc.	76,000	2,808,960
Portland General Electric Co.	11,000	475,640

		5,670,375

Gas Utilities (4.8%)
National Fuel Gas Co.	62,000	3,359,780
Southwest Gas Holdings, Inc.	64,500	4,539,510

		7,899,290

Independent Power and Renewable Electricity Producers (0.2%)
Alerion Cleanpower SpA (x)	8,000	140,166
Encavis AG*	3,000	54,940
Greenvolt-Energias Renovaveis SA (x)*	20,000	178,206
Neoen SA (m)	1,000	40,332

		413,644

Multi-Utilities (1.1%)
Avista Corp.	52,000	1,799,720

Water Utilities (0.6%)
Severn Trent plc	32,000	962,738

Total Utilities		16,745,767

Total Common Stocks (64.4%) (Cost $104,437,223)		106,622,031

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	3,000

Total Consumer Staples		3,000

Health Care (0.2%)
Biotechnology (0.2%)
Adamas Pharmaceuticals, Inc., CVR*	108,000	5,400
Akouos, Inc., CVR (x)*	141,148	105,861
Albireo Pharma, Inc., CVR*	3,000	6,750
Ambit Biosciences Corp., CVR (r)*	20,000	—
Chinook Therapeutics, Inc., CVR*	125,000	50,000
Decibel Therapeutics, Inc., CVR (r)*	3,000	2,048
Epizyme, Inc., CVR (r)*	10,000	150
Fusion Pharmaceuticals, Inc., CVR (r)*	6,000	2,475

Gracell Biotechnologies, Inc., CVR*	100,000	4,000
Icosavax, Inc., CVR*	30,000	9,000
Mirati Therapeutics, Inc., CVR (r)*	70,000	26,250
Radius Health, Inc., CVR*	2,000	200
Sigilon Therapeutics, Inc., CVR (r)*	500	2,831

		214,965

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	36,750

Pharmaceuticals (0.0%)†
CinCor Pharma, Inc., CVR*	4,000	12,000
Landos Biopharma, Inc., CVR (r)*	4,000	7,530
Ocera Therapeutics, Inc., CVR (r)*	16,000	1,000
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000

		25,530

Total Health Care		277,245

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	12,500	9,890

Total Industrials		9,890

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	300

Total Information Technology		300

Materials (0.0%)†
Metals & Mining (0.0%)
Kinross Gold Corp., CVR (r)*	14,000	—

Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	45,000	90,000

Total Materials		90,000

Total Rights (0.2%) (Cost $297,258)		380,435

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (30.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,081,727	1,081,727
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	48,340,985	48,350,654

Total Investment Companies		49,932,381

Total Short-Term Investments (30.2%) (Cost $49,925,621)		49,932,381

Total Investments in Securities (94.8%) (Cost $154,660,102)		156,934,847
Other Assets Less Liabilities (5.2%)		8,667,679

Net Assets (100%)		$165,602,526

*	Non-income producing.
†	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $40,332 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)	At June 30, 2024, the Portfolio had loaned securities with a total value of $1,596,305. This was collateralized by $136,843 of various U.S.
Government

Treasury Securities, ranging from 0.125% – 6.000%, maturing 7/31/24 – 11/15/50 and by cash of $1,581,727 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Assets:
Common Stocks
Communication Services	$24,144,027	$1,067,115	$—		$25,211,142
Consumer Discretionary	8,234,211	222,310	495,825		8,952,346
Consumer Staples	592,500	35,503	—		628,003
Energy	6,036,748	—	—		6,036,748
Financials	5,265,150	—	54,339		5,319,489
Health Care	16,714,088	94,953	—	(c)	16,809,041
Industrials	10,075,299	530,757	110,843		10,716,899
Information Technology	7,842,785	135,006	—		7,977,791
Materials	7,469,667	—	—		7,469,667
Real Estate	748,950	6,188	—		755,138
Utilities	15,369,385	1,376,382	—		16,745,767
Rights
Consumer Staples	—	3,000	—		3,000
Health Care	—	234,961	42,284		277,245
Industrials	—	—	9,890		9,890
Information Technology	—	300	—		300
Materials	—	90,000	—	(c)	90,000
Short-Term Investments
Investment Companies	49,932,381	—	—		49,932,381

Total Assets	$152,425,191	$3,796,475	$713,181		$156,934,847

Total Liabilities	$—	$—	$—		$—

Total	$152,425,191	$3,796,475	$713,181		$156,934,847

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $170,811 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $495,825 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(c)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$112,967,902
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$119,881,972

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,285,674
Aggregate gross unrealized depreciation	(16,408,800)

Net unrealized appreciation	$1,876,874

Federal income tax cost of investments in securities and derivative instruments, if applicable	$155,057,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $154,660,102)	$156,934,847
Cash	7,550,698
Foreign cash (Cost $19,011)	18,787
Receivable for securities sold	3,538,789
Dividends, interest and other receivables	436,285
Receivable for Portfolio shares sold	61,989
Securities lending income receivable	3,247
Other assets	1,906

Total assets	168,546,548

LIABILITIES
Payable for return of collateral on securities loaned	1,581,727
Payable for securities purchased	1,076,026
Investment management fees payable	110,670
Payable for Portfolio shares repurchased	101,758
Distribution fees payable – Class IB	28,527
Administrative fees payable	12,460
Trustees’ fees payable	261
Accrued expenses	32,593

Total liabilities	2,944,022

Commitments and contingent liabilities^
NET ASSETS	$165,602,526

Net assets were comprised of:
Paid in capital	$157,800,970
Total distributable earnings (loss)	7,801,556

Net assets	$165,602,526

Class IB
Net asset value, offering and redemption price per share, $139,424,314 / 11,267,771 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.37

Class K
Net asset value, offering and redemption price per share, $26,178,212 / 2,073,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.63

(x)	Includes value of securities on loan of $1,596,305.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,244 foreign withholding tax)	$2,373,806
Interest	211,023
Securities lending (net)	29,557

Total income	2,614,386

EXPENSES
Investment management fees	739,913
Distribution fees – Class IB (a)	163,913
Administrative fees	75,905
Professional fees	30,365
Custodian fees	25,698
Printing and mailing expenses	13,277
Distribution fees – Class IA (a)	9,434
Trustees’ fees	2,758
Miscellaneous	1,936

Gross expenses	1,063,199
Less: Waiver from investment manager	(67,606)

Net expenses	995,593

NET INVESTMENT INCOME (LOSS)	1,618,793

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,497,143
Foreign currency transactions	(9,106)

Net realized gain (loss)	2,488,037

Change in unrealized appreciation (depreciation) on:
Investments in securities	(467,329)
Foreign currency translations	(3,380)

Net change in unrealized appreciation (depreciation)	(470,709)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,017,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,636,121

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,618,793	$3,045,997
Net realized gain (loss)	2,488,037	6,501,406
Net change in unrealized appreciation (depreciation)	(470,709)	5,767,963

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,636,121	15,315,366

Distributions to shareholders:
Class IA	—	(384,537)
Class IB	—	(6,258,912)
Class K	—	(1,261,854)

Total distributions to shareholders	—	(7,905,303)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 21,274 and 36,209 shares, respectively ]	260,911	437,351
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,740 shares, respectively ]	—	384,537
Capital shares repurchased in connection with share class combination (Note 1) [ (630,862) and 0 shares, respectively ]	(7,791,071)	—
Capital shares repurchased [ (65,256) and (118,645) shares, respectively ]	(799,006)	(1,428,139)

Total Class IA transactions	(8,329,166)	(606,251)

Class IB
Capital shares sold [ 366,805 and 568,367 shares, respectively ]	4,461,804	6,778,418
Capital shares issued in connection with share class combination (Note 1) [ 635,001 and 0 shares, respectively ]	7,791,071	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 519,993 shares, respectively ]	—	6,258,912
Capital shares repurchased [ (775,143) and (1,987,117) shares, respectively ]	(9,416,499)	(23,803,279)

Total Class IB transactions	2,836,376	(10,765,949)

Class K
Capital shares sold [ 61,020 and 138,234 shares, respectively ]	759,842	1,712,214
Capital shares issued in reinvestment of dividends and distributions [ 0 and 102,861 shares, respectively ]	—	1,261,854
Capital shares repurchased [ (100,194) and (233,209) shares, respectively ]	(1,241,698)	(2,849,177)

Total Class K transactions	(481,856)	124,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,974,646)	(11,247,309)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,338,525)	(3,837,246)
NET ASSETS:
Beginning of period	167,941,051	171,778,297

End of period	$165,602,526	$167,941,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022	2021		2020		2019
Net asset value, beginning of period	$12.11		$11.60		$12.78	$11.88		$12.06		$11.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	(5)	0.21		0.01	0.06	(3)(4)	(0.01	)(2)	0.49	(1)
Net realized and unrealized gain (loss)	0.14		0.89		(0.78)	1.29		(0.15)		0.52

Total from investment operations	0.26		1.10		(0.77)	1.35		(0.16)		1.01

Less distributions:
Dividends from net investment income	—		(0.23)		(0.04)	(0.09)		(0.02)		(0.51)
Distributions from net realized gains	—		(0.36)		(0.37)	(0.36)		—		(0.04)
Return of capital	—		—		—	—		—		(0.17)

Total dividends and distributions	—		(0.59)		(0.41)	(0.45)		(0.02)		(0.72)

Net asset value, end of period	$12.37		$12.11		$11.60	$12.78		$11.88		$12.06

Total return (b)	2.15%		9.53	%(aa)	(5.97)%	11.34%		(1.33)%		8.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$139,424		$133,656		$138,464	$166,650		$162,540		$179,897
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%		1.25%	1.25%		1.31%		1.31%
Before waivers (a)(f)	1.33%		1.33%		1.33%	1.31%		1.32%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.93	%(dd)	1.77%		0.11%	0.49	%(cc)(ii)	(0.12	)%(bb)	3.96	%(hh)
Before waivers (a)(f)	1.85	%(dd)	1.69%		0.03%	0.44	%(cc)(ii)	(0.14	)%(bb)	3.96	%(hh)
Portfolio turnover rate^	105	%(z)	204%		155%	190%		213%		184%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022	2021		2020		2019
Net asset value, beginning of period	$12.34		$11.81		$13.01	$12.08		$12.25		$11.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	(5)	0.25		0.05	0.10	(3)(4)	0.01	(2)	0.54	(1)
Net realized and unrealized gain (loss)	0.16		0.90		(0.81)	1.31		(0.13)		0.52

Total from investment operations	0.29		1.15		(0.76)	1.41		(0.12)		1.06

Less distributions:
Dividends from net investment income	—		(0.26)		(0.07)	(0.12)		(0.05)		(0.54)
Distributions from net realized gains	—		(0.36)		(0.37)	(0.36)		—		(0.04)
Return of capital	—		—		—	—		—		(0.18)

Total dividends and distributions	—		(0.62)		(0.44)	(0.48)		(0.05)		(0.76)

Net asset value, end of period	$12.63		$12.34		$11.81	$13.01		$12.08		$12.25

Total return (b)	2.35%		9.79	%(aa)	(5.78)%	11.65%		(1.00)%		8.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,178		$26,062		$24,848	$26,209		$25,116		$20,863
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%		1.00%	1.00%		1.05%		1.06%
Before waivers (a)(f)	1.08%		1.08%		1.08%	1.06%		1.07%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.18	%(dd)	2.04%		0.38%	0.76	%(cc)(ii)	0.10	%(bb)	4.29	%(hh)
Before waivers (a)(f)	2.10	%(dd)	1.96%		0.30%	0.70	%(cc)(ii)	0.08	%(bb)	4.29	%(hh)
Portfolio turnover rate^	105	%(z)	204%		155%	190%		213%		184%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05 and $0.09 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05) and $(0.03) for Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02 and $0.05 for Class IB and Class K, respectively.
(4)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.04 and $0.08 Class IB and Class K, respectively.
(5)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10 and $0.12 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.26% for Class IB and 9.52% for Class K.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.32% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(hh)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 3.56% lower.
(ii)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (7.5%)
Diversified Telecommunication Services (0.8%)
Anterix, Inc.*	100,000	$3,959,000
Liberty Global Ltd., Class A*	135,000	2,353,050
Liberty Global Ltd., Class C (x)*	230,000	4,105,500
Liberty Latin America Ltd., Class A*	650,000	6,246,500
Liberty Latin America Ltd., Class C*	8,920	85,810
Shenandoah Telecommunications Co.	152,000	2,482,160
Telesat Corp.*	683,500	6,219,850
Verizon Communications, Inc.	45,000	1,855,800

		27,307,670

Entertainment (3.6%)
Atlanta Braves Holdings, Inc., Class A*	363,000	15,002,790
Atlanta Braves Holdings, Inc., Class C*	232,000	9,150,080
IMAX Corp.*	58,000	972,660
Lions Gate Entertainment Corp., Class A*	125,000	1,177,500
Live Nation Entertainment, Inc.*	252,500	23,669,350
Madison Square Garden Entertainment Corp., Class A*	312,007	10,680,000
Madison Square Garden Sports Corp.*	175,500	33,016,815
Marcus Corp. (The)	590,000	6,708,300
Reading International, Inc., Class A (x)*	229,000	325,180
Reading International, Inc., Class B (x)*	16,000	214,400
Sphere Entertainment Co.*	336,000	11,780,160
Take-Two Interactive Software, Inc.*	57,000	8,862,930
TKO Group Holdings, Inc., Class A	25,500	2,753,745
Warner Bros Discovery, Inc.*	46,500	345,960

		124,659,870

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	394,000

Media (2.2%)
AMC Networks, Inc., Class A (x)*	108,000	1,043,280
Beasley Broadcast Group, Inc., Class A*‡	453,000	297,848
Clear Channel Outdoor Holdings, Inc.*	2,700,000	3,807,000
Corus Entertainment, Inc., Class B (x)	320,000	35,086
EchoStar Corp., Class A*	130,000	2,315,300
Entravision Communications Corp., Class A	485,000	984,550
EW Scripps Co. (The), Class A*	1,854,000	5,821,560
Gray Television, Inc.	319,300	1,660,360
Gray Television, Inc., Class A	60,000	542,400
Grupo Televisa SAB (ADR)	3,490,000	9,667,300
Interpublic Group of Cos., Inc. (The)	550,000	15,999,500
Lee Enterprises, Inc. (x)*	85,000	944,350
Nexstar Media Group, Inc., Class A	34,600	5,743,946
Salem Media Group, Inc., Class A*	165,000	37,950
Sinclair, Inc. (x)	990,000	13,196,700
Sirius XM Holdings, Inc. (x)	1,200,000	3,396,000
TEGNA, Inc.	145,000	2,021,300
Townsquare Media, Inc., Class A	210,000	2,301,600
WideOpenWest, Inc.*	700,000	3,787,000

		73,603,030

Wireless Telecommunication Services (0.9%)
Gogo, Inc.*	310,000	2,982,200
Rogers Communications, Inc., Class B (x)	200,000	7,396,000
Telephone and Data Systems, Inc.	380,000	7,877,400
United States Cellular Corp.*	249,000	13,899,180

		32,154,780

Total Communication Services		258,119,350

Consumer Discretionary (16.4%)
Automobile Components (4.2%)
BorgWarner, Inc.	240,000	7,737,600
Brembo NV	1,000,088	10,982,488
Dana, Inc.	1,210,000	14,665,200
Garrett Motion, Inc.*	949,998	8,160,483
Gentex Corp.	190,000	6,404,900
Modine Manufacturing Co.*	771,000	77,246,490
Phinia, Inc.	48,000	1,889,280
Standard Motor Products, Inc.	295,000	8,180,350
Stoneridge, Inc.*	216,000	3,447,360
Strattec Security Corp.*‡	234,000	5,850,000
Superior Industries International, Inc.*	50,000	162,500

		144,726,651

Automobiles (0.1%)
Thor Industries, Inc.	4,000	373,800
Winnebago Industries, Inc.	98,000	5,311,600

		5,685,400

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	184,000	2,894,320

Hotels, Restaurants & Leisure (3.4%)
Biglari Holdings, Inc., Class A*‡	11,334	10,342,275
Boyd Gaming Corp.	524,500	28,899,950
Canterbury Park Holding Corp. (x)‡	318,500	6,956,040
Cheesecake Factory, Inc. (The)	330,000	12,965,700
Churchill Downs, Inc.	155,000	21,638,000
Cracker Barrel Old Country Store, Inc. (x)	11,500	484,840
Denny’s Corp.*	390,017	2,769,121
Full House Resorts, Inc.*	525,000	2,625,000
Golden Entertainment, Inc.	242,637	7,548,437
Inspired Entertainment, Inc.*	230,000	2,104,500
International Game Technology plc	60,000	1,227,600
Krispy Kreme, Inc.	12,000	129,120
Las Vegas Sands Corp.	69,200	3,062,100
Nathan’s Famous, Inc.	207,500	14,064,350
Ollamani SAB*	625,000	1,424,228
Rock Field Co. Ltd. (x)	208,000	1,888,793

		118,130,054

Household Durables (2.4%)
Bassett Furniture Industries, Inc.	395,000	5,612,950
Cavco Industries, Inc.*	103,500	35,828,595
Ethan Allen Interiors, Inc.	25,000	697,250
iRobot Corp. (x)*	18,000	163,980
La-Z-Boy, Inc.	172,000	6,412,160
Lennar Corp., Class B	101,000	14,082,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Lifetime Brands, Inc.	180,000	$1,546,200
Nobility Homes, Inc. (r)‡	199,000	5,979,950
Skyline Champion Corp.*	180,000	12,195,000

		82,518,515

Leisure Products (0.9%)
American Outdoor Brands, Inc.*	255,000	2,295,000
Brunswick Corp.	56,500	4,111,505
Johnson Outdoors, Inc., Class A	233,000	8,150,340
Marine Products Corp.	253,000	2,555,300
Universal Entertainment Corp. (x)*	55,000	538,753
Vista Outdoor, Inc.*	346,000	13,026,900

		30,677,798

Specialty Retail (5.1%)
1-800-Flowers.com, Inc., Class A*	885,000	8,425,200
Aaron’s Co., Inc. (The)	118,000	1,177,640
Arko Corp.	35,000	219,450
AutoNation, Inc.*	320,700	51,113,166
Big 5 Sporting Goods Corp.	293,000	867,280
Bowlin Travel Centers, Inc.*	85,000	318,750
Lands’ End, Inc.*	280,000	3,805,200
Monro, Inc.	348,000	8,303,280
O’Reilly Automotive, Inc.*	10,000	10,560,600
Penske Automotive Group, Inc.	422,000	62,886,440
Pets at Home Group plc	228,000	851,387
Sally Beauty Holdings, Inc.*	692,000	7,425,160
Sportsman’s Warehouse Holdings, Inc.*	350,000	843,500
Tractor Supply Co.	51,500	13,905,000
Valvoline, Inc.*	93,000	4,017,600

		174,719,653

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.*	89,500	441,235
Movado Group, Inc.	203,000	5,046,580
Wolverine World Wide, Inc.	53,500	723,320

		6,211,135

Total Consumer Discretionary		565,563,526

Consumer Staples (5.1%)
Beverages (0.8%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,769,290
Brown-Forman Corp., Class A	86,500	3,817,245
Crimson Wine Group Ltd.*	395,000	2,358,150
Davide Campari-Milano NV	380,000	3,591,024
Primo Water Corp.	735,000	16,067,100

		27,602,809

Consumer Staples Distribution & Retail (1.1%)
Ingles Markets, Inc., Class A‡	466,000	31,972,260
Village Super Market, Inc., Class A	157,000	4,146,370

		36,118,630

Food Products (1.4%)
Calavo Growers, Inc.	105,000	2,383,500
Farmer Bros Co.*	587,000	1,573,160
Flowers Foods, Inc.	60,000	1,332,000
Hain Celestial Group, Inc. (The)*	425,000	2,936,750
Ingredion, Inc.	15,000	1,720,500
J & J Snack Foods Corp.	45,000	7,306,650
John B Sanfilippo & Son, Inc.	47,899	4,654,346
Lifeway Foods, Inc. (x)*	100,000	1,277,000

Limoneira Co. (x)	189,432	3,942,080
Maple Leaf Foods, Inc. (x)	134,000	2,245,005
Post Holdings, Inc.*	95,500	9,947,280
Premier Foods plc	990,000	1,987,317
Tootsie Roll Industries, Inc.	79,310	2,424,507
WK Kellogg Co.	236,000	3,884,560

		47,614,655

Household Products (1.5%)
Church & Dwight Co., Inc.	100,000	10,368,000
Energizer Holdings, Inc.	220,000	6,498,800
Oil-Dri Corp. of America‡	372,000	23,841,480
Spectrum Brands Holdings, Inc.	34,000	2,921,620
WD-40 Co.	37,500	8,236,500

		51,866,400

Personal Care Products (0.3%)
BellRing Brands, Inc.*	83,100	4,748,334
Edgewell Personal Care Co.	130,000	5,224,700
United-Guardian, Inc.	152,000	1,358,880

		11,331,914

Total Consumer Staples		174,534,408

Energy (1.5%)
Energy Equipment & Services (0.8%)
Dril-Quip, Inc.*	751,500	13,977,900
KLX Energy Services Holdings, Inc.*	23,000	113,850
Oceaneering International, Inc.*	185,000	4,377,100
RPC, Inc.	1,400,000	8,750,000

		27,218,850

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	70,000	2,060,800
CNX Resources Corp.*	190,000	4,617,000
Navigator Holdings Ltd.	415,000	7,245,900
ONEOK, Inc.	135,000	11,009,250

		24,932,950

Total Energy		52,151,800

Financials (3.3%)
Banks (1.8%)
Ameris Bancorp	35,000	1,762,250
Atlantic Union Bankshares Corp.	11,500	377,775
Cadence Bank	43,000	1,216,040
Capitol Federal Financial, Inc.	39,500	216,855
Colony Bankcorp, Inc.	12,800	156,800
Eagle Bancorp, Inc.	222,000	4,195,800
Farmers & Merchants Bank of Long Beach	75	352,500
FB Financial Corp.	12,000	468,360
First Bancorp (Nasdaq Stock Exchange)	10,000	319,200
First Bancorp (New York Stock Exchange)	84,000	1,536,360
First Busey Corp.	28,500	689,985
First Horizon Corp.	95,000	1,498,150
Flushing Financial Corp.	795,000	10,454,250
FNB Corp.	46,000	629,280
Hanover Bancorp, Inc. (x)	5,000	82,500
Hope Bancorp, Inc.	570,000	6,121,800
Huntington Bancshares, Inc.	250,000	3,295,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

OceanFirst Financial Corp.	104,000	$1,652,560
Peapack-Gladstone Financial Corp.	38,000	860,700
Primis Financial Corp.	11,000	115,280
Renasant Corp.	22,000	671,880
Sandy Spring Bancorp, Inc.	164,000	3,995,040
Seacoast Banking Corp. of Florida	37,000	874,680
ServisFirst Bancshares, Inc.	26,000	1,642,940
Southern First Bancshares, Inc.*	19,500	570,180
SouthState Corp.	19,000	1,451,980
Synovus Financial Corp.	85,000	3,416,150
Thomasville Bancshares, Inc.	16,100	1,044,890
Towne Bank	11,000	299,970
Trustmark Corp.	12,000	360,480
United Community Banks, Inc.	23,000	585,580
Webster Financial Corp.	232,800	10,147,752

		61,062,967

Capital Markets (1.4%)
BKF Capital Group, Inc. (r)*	13,000	290,225
Charles Schwab Corp. (The)	26,000	1,915,940
Cohen & Steers, Inc.	240,000	17,414,400
Federated Hermes, Inc., Class B	79,000	2,597,520
GAM Holding AG (x)*	900,000	200,345
Janus Henderson Group plc	250,000	8,427,500
KKR & Co., Inc.	150,000	15,786,000
PJT Partners, Inc., Class A	25,500	2,751,705

		49,383,635

Consumer Finance (0.1%)
Medallion Financial Corp. (x)	162,000	1,244,160
PROG Holdings, Inc.	79,039	2,741,073

		3,985,233

Financial Services (0.0%)†
Crazy Woman Creek Bancorp, Inc.*	6,500	136,500

Total Financials		114,568,335

Health Care (2.5%)
Health Care Equipment & Supplies (2.0%)
Align Technology, Inc.*	300	72,429
CONMED Corp.	57,000	3,951,240
Cooper Cos., Inc. (The)	44,000	3,841,200
Cutera, Inc.*	370,000	558,700
Dexcom, Inc.*	52,000	5,895,760
Electromed, Inc.*	125,000	1,878,750
Globus Medical, Inc., Class A*	112,500	7,705,125
ICU Medical, Inc.*	21,000	2,493,750
Masimo Corp.*	84,500	10,641,930
Neogen Corp.*	40,000	625,200
Neuronetics, Inc.*	75,000	135,000
Orthofix Medical, Inc.*	140,000	1,856,400
QuidelOrtho Corp.*	161,000	5,348,420
STERIS plc	85,400	18,748,716
Surmodics, Inc.*	57,000	2,396,280
Zimvie, Inc.*	265,000	4,836,250

		70,985,150

Health Care Providers & Services (0.3%)
Chemed Corp.	1,200	651,096
Henry Schein, Inc.*	20,000	1,282,000
NeoGenomics, Inc.*	4,000	55,480

OPKO Health, Inc. (x)*	175,000	218,750
Patterson Cos., Inc.	280,000	6,753,600

		8,960,926

Health Care Technology (0.0%)†
Evolent Health, Inc., Class A*	80,000	1,529,600
Teladoc Health, Inc.*	3,200	31,296

		1,560,896

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	5,462,200
Lifecore Biomedical, Inc. (x)*	75,000	384,750

		5,846,950

Total Health Care		87,353,922

Industrials (42.9%)
Aerospace & Defense (4.2%)
AAR Corp.*	119,200	8,665,840
Astronics Corp.*	11,000	220,330
Astronics Corp., Class B (x)*	46,000	924,600
Curtiss-Wright Corp.	113,000	30,620,740
Ducommun, Inc.*	145,000	8,418,700
HEICO Corp.	120,700	26,989,727
HEICO Corp., Class A	3,200	568,064
Innovative Solutions and Support, Inc.*	120,854	725,124
Moog, Inc., Class A	67,000	11,209,100
Moog, Inc., Class B	34,321	5,741,903
National Presto Industries, Inc.	26,591	1,997,782
Park Aerospace Corp.	666,000	9,110,880
Textron, Inc.	283,000	24,298,380
Triumph Group, Inc.*	115,000	1,772,150
Woodward, Inc.	77,000	13,427,260

		144,690,580

Building Products (1.7%)
A.O. Smith Corp.	72,000	5,888,160
AZZ, Inc.	176,000	13,596,000
Burnham Holdings, Inc., Class A	16,000	205,600
Fortune Brands Innovations, Inc.	8,800	571,472
Gibraltar Industries, Inc.*	57,000	3,907,350
Griffon Corp.	428,300	27,351,238
Johnson Controls International plc	103,000	6,846,410

		58,366,230

Commercial Services & Supplies (4.8%)
ACCO Brands Corp.	150,500	707,350
Casella Waste Systems, Inc., Class A*	98,000	9,723,560
Loomis AB, Class B	200,000	5,208,038
Matthews International Corp., Class A	655,000	16,407,750
OPENLANE, Inc.*	435,000	7,216,650
Pitney Bowes, Inc.	268,000	1,361,440
RB Global, Inc.	73,000	5,574,280
Republic Services, Inc.	309,500	60,148,230
Rollins, Inc.	1,182,000	57,669,780

		164,017,078

Construction & Engineering (0.3%)
Arcosa, Inc.	100,000	8,341,000
Granite Construction, Inc.	15,000	929,550
Valmont Industries, Inc.	10,000	2,744,500

		12,015,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (2.3%)
Allient, Inc.	100,000	$2,527,000
AMETEK, Inc.	326,000	54,347,460
Rockwell Automation, Inc.	87,000	23,949,360

		80,823,820

Machinery (21.5%)
Albany International Corp., Class A	37,500	3,166,875
Astec Industries, Inc.	631,200	18,721,392
Blue Bird Corp.*	52,500	2,827,125
Chart Industries, Inc. (x)*	114,500	16,526,930
CNH Industrial NV	2,680,000	27,148,400
Commercial Vehicle Group, Inc.*	150,000	735,000
Crane Co.	542,500	78,651,650
Donaldson Co., Inc.	207,000	14,812,920
Eastern Co. (The)	275,000	7,004,250
Enerpac Tool Group Corp., Class A	136,000	5,192,480
Enpro, Inc.	315,200	45,883,664
Federal Signal Corp.	367,000	30,706,890
Flowserve Corp.	104,000	5,002,400
Franklin Electric Co., Inc.	244,000	23,502,080
Gencor Industries, Inc.*	157,500	3,046,050
Gorman-Rupp Co. (The)	461,500	16,941,665
Graco, Inc.	403,500	31,989,480
Graham Corp.*	80,000	2,252,800
Greenbrier Cos., Inc. (The)	142,000	7,036,100
Hyster-Yale, Inc.	296,000	20,640,080
IDEX Corp.	84,000	16,900,800
Interpump Group SpA	200,000	8,884,602
Iveco Group NV	735,000	8,241,442
Kennametal, Inc.	214,000	5,037,560
L B Foster Co., Class A*	530,000	11,405,600
Lincoln Electric Holdings, Inc.	90,500	17,071,920
Lindsay Corp.	57,000	7,004,160
Manitowoc Co., Inc. (The)*	269,000	3,101,570
Middleby Corp. (The)*	4,800	588,528
Mueller Industries, Inc.	2,118,000	120,598,920
Mueller Water Products, Inc., Class A	1,355,000	24,281,600
Nordson Corp.	38,200	8,860,108
Park-Ohio Holdings Corp. (x)	565,000	14,627,850
Shyft Group, Inc. (The)	244,000	2,893,840
Standex International Corp.	79,500	12,811,425
Tennant Co.	401,000	39,474,440
Titan International, Inc.*	65,000	481,650
Toro Co. (The)	47,000	4,394,970
Trinity Industries, Inc.	643,500	19,253,520
Twin Disc, Inc.	625,000	7,362,500
Watts Water Technologies, Inc., Class A	252,500	46,300,925

		741,366,161

Trading Companies & Distributors (8.1%)
Distribution Solutions Group, Inc. (x)*	216,000	6,480,000
GATX Corp.	791,200	104,723,232
H&E Equipment Services, Inc.	35,500	1,568,035
Herc Holdings, Inc.	753,000	100,367,370
McGrath RentCorp	22,000	2,344,100
Rush Enterprises, Inc., Class B‡	1,064,500	41,770,980
Titan Machinery, Inc.*	220,000	3,498,000
United Rentals, Inc.	26,500	17,138,345

		277,890,062

Total Industrials		1,479,168,981

Information Technology (4.7%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc. (x)*	67,000	555,430

Electronic Equipment, Instruments & Components (3.4%)
Badger Meter, Inc.	88,000	16,398,800
Bel Fuse, Inc., Class A‡	123,000	9,951,930
Crane NXT Co.	64,000	3,930,880
CTS Corp.	975,000	49,364,250
Daktronics, Inc.*	200,000	2,790,000
Itron, Inc.*	59,000	5,838,640
Landis+Gyr Group AG*	27,000	2,181,757
Littelfuse, Inc.	39,000	9,968,010
Napco Security Technologies, Inc.	180,000	9,351,000
Rogers Corp.*	57,500	6,935,075
Trans-Lux Corp.*	120,060	114,057

		116,824,399

IT Services (0.0%)†
Alithya Group, Inc., Class A*	778,000	1,229,240

Software (1.2%)
Fortinet, Inc.*	103,000	6,207,810
Roper Technologies, Inc.	26,200	14,767,892
Tyler Technologies, Inc.*	36,200	18,200,636

		39,176,338

Technology Hardware, Storage & Peripherals (0.1%)
Intevac, Inc.*	400,000	1,544,000
TransAct Technologies, Inc.*	140,000	527,800

		2,071,800

Total Information Technology		159,857,207

Materials (5.7%)
Chemicals (2.8%)
Arcadium Lithium plc (x)*	134,999	453,597
Ashland, Inc.	57,500	5,433,175
Core Molding Technologies, Inc.*	318,000	5,068,920
Element Solutions, Inc.	67,000	1,817,040
FMC Corp.	18,400	1,058,920
Hawkins, Inc.	52,000	4,732,000
HB Fuller Co.	338,000	26,012,480
Huntsman Corp.	100,000	2,277,000
Mativ Holdings, Inc.	78,000	1,322,880
Minerals Technologies, Inc.	214,000	17,796,240
NewMarket Corp.	14,500	7,475,765
Olin Corp.	115,000	5,422,250
Quaker Chemical Corp.	4,700	797,590
Scotts Miracle-Gro Co. (The)	74,000	4,814,440
Sensient Technologies Corp.	158,000	11,722,020
Takasago International Corp. (x)	28,500	697,044

		96,901,361

Containers & Packaging (1.3%)
Ardagh Metal Packaging SA	150,000	510,000
Greif, Inc., Class A	208,500	11,982,495
Myers Industries, Inc.	1,700,000	22,746,000
Sonoco Products Co.	155,000	7,861,600

		43,100,095

Metals & Mining (1.6%)
Ampco-Pittsburgh Corp.*‡	982,000	756,140
ATI, Inc.*	410,000	22,734,500
Barrick Gold Corp.	24,000	400,320
Kinross Gold Corp.	45,000	374,400
Materion Corp.	184,000	19,895,920
Metallus, Inc.*	210,000	4,256,700
Tredegar Corp.*	1,570,000	7,520,300

		55,938,280

Total Materials		195,939,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate (2.8%)
Hotel & Resort REITs (1.5%)
Ryman Hospitality Properties, Inc. (REIT)	515,200	$51,447,872

Real Estate Management & Development (1.3%)
Capital Properties, Inc., Class A	80,000	804,000
Gyrodyne LLC*	14,411	117,017
Seritage Growth Properties, Class A (x)*	170,000	793,900
St Joe Co. (The)	643,000	35,172,100
Tejon Ranch Co.*	525,000	8,956,500

		45,843,517

Total Real Estate		97,291,389

Utilities (4.3%)
Electric Utilities (1.4%)
Evergy, Inc.	148,000	7,839,560
Otter Tail Corp.	226,000	19,795,340
PNM Resources, Inc.	560,000	20,697,600

		48,332,500

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	5,600	594,720
National Fuel Gas Co.	180,000	9,754,200
Northwest Natural Holding Co.	315,000	11,374,650
ONE Gas, Inc.	34,000	2,170,900
RGC Resources, Inc.	370,200	7,570,590
Southwest Gas Holdings, Inc.	410,000	28,855,800

		60,320,860

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	4,216,800
NextEra Energy Partners LP	25,000	691,000
Ormat Technologies, Inc.	83,600	5,994,120

		10,901,920

Multi-Utilities (0.7%)
Black Hills Corp.	172,500	9,380,550
Northwestern Energy Group, Inc.	264,000	13,221,120

		22,601,670

Water Utilities (0.1%)
Cadiz, Inc.*	9,000	27,810
SJW Group	47,500	2,575,450
York Water Co. (The)	43,500	1,613,415

		4,216,675

Total Utilities		146,373,625

Total Common Stocks (96.7%) (Cost $1,280,876,330)		3,330,922,279

	Number of Rights	Value (Note 1)

RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)(x)*	115,000	$90,988

Total Industrials		90,988

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	200,000

Total Materials		200,000

Total Rights (0.0%)† (Cost $106,500)		290,988

	Number of Warrants	Value (Note 1)

WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	26,600

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	4,561,388	4,561,388
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	19,648,325	19,652,255
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.25% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		39,213,643

Total Short-Term Investments (1.1%) (Cost $39,215,101)		39,213,643

Total Investments in Securities (97.8%) (Cost $1,320,197,931)		3,370,453,510
Other Assets Less Liabilities (2.2%)		75,576,315

Net Assets (100%)		$3,446,029,825

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $23,577,249. This was collateralized by $4,435,373 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/15/24 – 2/15/54 and by cash of $19,578,569 of which $19,561,388 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A*	453,000	437,016	2,400	(34,383)	(42,679)	(64,506)	297,848	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	234,000	5,850,630	23,010	—	—	(23,640)	5,850,000	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,334	9,130,195	38,601	(195,654)	(7,222)	1,376,355	10,342,275	—	—
Canterbury Park Holding Corp. (x)	318,500	6,591,900	—	(92,176)	23,545	432,771	6,956,040	44,695	—
Nathan’s Famous, Inc.**	207,500	15,781,423	350,889	—	—	(2,067,962)	14,064,350	205,000	—
Household Durables
Nobility Homes, Inc.	199,000	6,154,000	552,226	—	—	(726,276)	5,979,950	—	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	466,000	39,902,940	303,160	—	—	(8,233,840)	31,972,260	152,955	—
Household Products
Oil-Dri Corp. of America	372,000	25,423,320	—	(496,317)	377,666	(1,463,189)	23,841,480	218,080	—
Industrials
Machinery
LS Starrett Co. (The), Class A	—	5,497,587	—	(7,355,862)	3,322,240	(1,463,965)	—	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	1,064,500	57,642,239	—	(1,111,719)	947,163	(15,706,703)	41,770,980	365,670	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	123,000	9,297,400	—	(1,576,170)	1,044,289	1,186,411	9,951,930	16,470	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*	982,000	2,716,350	13,275	(24,051)	(21,084)	(1,928,350)	756,140	—	—

Total		184,425,000	1,283,561	(10,886,332)	5,643,918	(28,682,894)	151,783,253	1,002,870	—

**	Not affiliated at June 30, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Communication Services	$257,576,950	$542,400	$—	$258,119,350
Consumer Discretionary	534,661,130	24,922,446	5,979,950	565,563,526
Consumer Staples	168,956,067	5,578,341	—	174,534,408
Energy	52,151,800	—	—	52,151,800
Financials	112,543,875	1,734,235	290,225	114,568,335
Health Care	87,353,922	—	—	87,353,922
Industrials	1,449,962,796	29,206,185	—	1,479,168,981
Information Technology	157,561,393	2,295,814	—	159,857,207
Materials	195,242,692	697,044	—	195,939,736
Real Estate	96,370,372	921,017	—	97,291,389
Utilities	146,373,625	—	—	146,373,625
Rights
Industrials	—	—	90,988	90,988
Materials	—	200,000	—	200,000
Short-Term Investments
Investment Companies	39,213,643	—	—	39,213,643
Warrants
Materials	26,600	—	—	26,600

Total Assets	$3,297,994,865	$66,097,482	$6,361,163	$3,370,453,510

Total Liabilities	$—	$—	$—	$—

Total	$3,297,994,865	$66,097,482	$6,361,163	$3,370,453,510

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $5,979,950 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$73,865,699
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$226,270,769

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,223,413,617
Aggregate gross unrealized depreciation	(177,381,289)

Net unrealized appreciation	$2,046,032,328

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,324,421,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $58,957,507)	$151,783,253
Unaffiliated Issuers (Cost $1,261,240,424)	3,218,670,257
Cash	95,390,520
Foreign cash (Cost $965,577)	1,021,369
Dividends, interest and other receivables	2,079,076
Receivable for securities sold	886,555
Receivable for Portfolio shares sold	734,046
Securities lending income receivable	26,351
Other assets	40,717

Total assets	3,470,632,144

LIABILITIES
Payable for return of collateral on securities loaned	19,561,388
Investment management fees payable	1,960,692
Payable for Portfolio shares repurchased	1,210,818
Payable for securities purchased	805,257
Distribution fees payable – Class IB	628,536
Administrative fees payable	261,191
Accrued expenses	174,437

Total liabilities	24,602,319

Commitments and contingent liabilities^
NET ASSETS	$3,446,029,825

Net assets were comprised of:
Paid in capital	$1,209,502,292
Total distributable earnings (loss)	2,236,527,533

Net assets	$3,446,029,825

Class IB
Net asset value, offering and redemption price per share, $3,047,163,726 / 42,892,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$71.04

Class K
Net asset value, offering and redemption price per share, $398,866,099 / 5,615,924 shares outstanding (unlimited amount authorized: $0.01 par value)	$71.02

(x)	Includes value of securities on loan of $23,577,249.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($1,002,870 of dividend income received from affiliates) (net of $103,333 foreign withholding tax)	$27,786,896
Interest	2,153,715
Securities lending (net)	541,777

Total income	30,482,388

EXPENSES
Investment management fees	12,120,883
Distribution fees – Class IB (a)	3,646,740
Administrative fees	1,624,482
Distribution fees – Class IA (a)	239,183
Printing and mailing expenses	178,842
Professional fees	87,562
Trustees’ fees	58,192
Custodian fees	56,589
Miscellaneous	31,268

Total expenses	18,043,741

NET INVESTMENT INCOME (LOSS)	12,438,647

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,643,918 realized gain (loss) from affiliates)	142,500,507
Foreign currency transactions	(4,855)

Net realized gain (loss)	142,495,652

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(28,682,894) of change in unrealized appreciation (depreciation) from affiliates)	(98,931,450)
Foreign currency translations	(65,271)
Net change in unrealized appreciation (depreciation)	(98,996,721)

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,498,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,937,578

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,438,647	$19,866,614
Net realized gain (loss)	142,495,652	255,008,434
Net change in unrealized appreciation (depreciation)	(98,996,721)	361,459,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,937,578	636,334,648

Distributions to shareholders:
Class IA	—	(14,878,732)
Class IB	—	(207,596,406)
Class K	—	(31,104,819)

Total distributions to shareholders	—	(253,579,957)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 33,342 and 105,688 shares, respectively ]	2,373,823	7,157,220
Capital shares issued in reinvestment of dividends and distributions [ 0 and 217,772 shares, respectively ]	—	14,878,732
Capital shares repurchased in connection with share class combination (Note 1) [ (2,702,188) and 0 shares, respectively ]	(190,492,915)	—
Capital shares repurchased [ (294,582) and (507,289) shares, respectively ]	(21,065,176)	(34,144,571)

Total Class IA transactions	(209,184,268)	(12,108,619)

Class IB
Capital shares sold [ 688,497 and 1,323,247 shares, respectively ]	49,281,271	89,186,305
Capital shares issued in connection with share class combination (Note 1) [ 2,695,177 and 0 shares, respectively ]	190,492,915	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,030,464 shares, respectively ]	—	207,596,406
Capital shares repurchased [ (1,988,576) and (3,641,288) shares, respectively ]	(142,432,150)	(246,028,973)

Total Class IB transactions	97,342,036	50,753,738

Class K
Capital shares sold [ 111,984 and 301,162 shares, respectively ]	7,966,560	20,489,468
Capital shares issued in reinvestment of dividends and distributions [ 0 and 454,725 shares, respectively ]	—	31,104,819
Capital shares repurchased [ (523,016) and (1,211,784) shares, respectively ]	(37,055,430)	(83,232,330)

Total Class K transactions	(29,088,870)	(31,638,043)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(140,931,102)	7,007,076

TOTAL INCREASE (DECREASE) IN NET ASSETS	(84,993,524)	389,761,767
NET ASSETS:
Beginning of period	3,531,023,349	3,141,261,582

End of period	$3,446,029,825	$3,531,023,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022		2021		2020		2019
Net asset value, beginning of period	$69.96		$62.33	$73.76		$63.68		$59.90		$50.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.39	0.30	(5)	0.35	(3)(4)	0.29	(2)	0.33	(1)
Net realized and unrealized gain (loss)	0.84		12.59	(8.19)		15.50		5.28		11.35

Total from investment operations	1.08		12.98	(7.89)		15.85		5.57		11.68

Less distributions:
Dividends from net investment income	—		(0.44)	(0.35)		(0.48)		(0.40)		(0.35)
Distributions from net realized gains	—		(4.91)	(3.19)		(5.29)		(1.39)		(1.55)

Total dividends and distributions	—		(5.35)	(3.54)		(5.77)		(1.79)		(1.90)

Net asset value, end of period	$71.04		$69.96	$62.33		$73.76		$63.68		$59.90

Total return (b)	1.54%		21.04%	(10.67)%		25.15%		9.51%		23.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,047,164		$2,903,212	$2,542,134		$2,995,792		$2,571,252		$2,459,672
Ratio of expenses to average net assets (a)(f)	1.05%		1.06%	1.05%		1.05%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets (a)(f)	0.68%		0.57%	0.46	%(ee)	0.47	%(dd)(ff)	0.54	%(bb)	0.57	%(cc)
Portfolio turnover rate^	2	%(z)	5%	3%		4%		5%		2%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022		2021		2020		2019
Net asset value, beginning of period	$69.86		$62.23	$73.64		$63.57		$59.77		$50.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33		0.55	0.47	(5)	0.53	(3)(4)	0.39	(2)	0.47	(1)
Net realized and unrealized gain (loss)	0.83		12.60	(8.17)		15.47		5.33		11.33

Total from investment operations	1.16		13.15	(7.70)		16.00		5.72		11.80

Less distributions:
Dividends from net investment income	—		(0.61)	(0.52)		(0.64)		(0.53)		(0.49)
Distributions from net realized gains	—		(4.91)	(3.19)		(5.29)		(1.39)		(1.55)

Total dividends and distributions	—		(5.52)	(3.71)		(5.93)		(1.92)		(2.04)

Net asset value, end of period	$71.02		$69.86	$62.23		$73.64		$63.57		$59.77

Total return (b)	1.66%		21.35%	(10.45)%		25.45%		9.78%		23.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$398,866		$421,024	$403,431		$500,683		$500,755		$532,290
Ratio of expenses to average net assets (a)(f)	0.80%		0.81%	0.80%		0.80%		0.82%		0.82%
Ratio of net investment income (loss) to average net assets (a)(f)	0.93%		0.82%	0.71	%(ee)	0.72	%(dd)(ff)	0.76	%(bb)	0.82	%(cc)
Portfolio turnover rate^	2	%(z)	5%	3%		4%		5%		2%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24 and $0.39 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12 and $0.23 for Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(4)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(5)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22 and $0.39 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.31% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.22% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.6%)
Communication Services (8.7%)
Diversified Telecommunication Services (2.7%)
Altice France SA 8.125%, 2/1/27 (x)§	$444,000	$332,840
CCO Holdings LLC 5.500%, 5/1/26§	150,000	147,938
5.000%, 2/1/28§	225,000	209,812
6.375%, 9/1/29§	494,000	466,677
4.750%, 3/1/30§	458,000	394,164
4.750%, 2/1/32§	619,000	506,806
4.500%, 5/1/32	679,000	546,595
4.500%, 6/1/33§	612,000	479,992
4.250%, 1/15/34§	775,000	587,062
Level 3 Financing, Inc. 4.250%, 7/1/28§	320,000	115,200
Lumen Technologies, Inc. 5.125%, 12/15/26§	426,000	261,990
Virgin Media Finance plc 5.000%, 7/15/30§	400,000	329,364
Virgin Media Secured Finance plc 5.500%, 5/15/29§	1,175,000	1,070,343
Windstream Escrow LLC 7.750%, 8/15/28§	367,000	345,611
Zayo Group Holdings, Inc. 4.000%, 3/1/27 (x)§	625,000	495,313
6.125%, 3/1/28§	289,000	186,405

		6,476,112

Entertainment (1.6%)
Cinemark USA, Inc. 5.250%, 7/15/28§	1,650,000	1,576,856
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	276,000	274,620
6.500%, 5/15/27§	282,000	283,410
4.750%, 10/15/27§	800,000	764,048
Playtika Holding Corp. 4.250%, 3/15/29 (x)§	1,200,000	1,048,500

		3,947,434

Interactive Media & Services (0.1%)
ZipRecruiter, Inc. 5.000%, 1/15/30 (x)§	375,000	325,237

Media (4.3%)
CSC Holdings LLC 7.500%, 4/1/28§	250,000	132,500
11.750%, 1/31/29§	524,000	447,852
4.625%, 12/1/30§	175,000	63,000
DISH Network Corp. 11.750%, 11/15/27§	625,000	612,000
Gray Television, Inc. 10.500%, 7/15/29§	149,000	149,372
4.750%, 10/15/30 (x)§	347,000	208,200
5.375%, 11/15/31§	257,000	145,763
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	604,000	587,390
Neptune Bidco US, Inc. 9.290%, 4/15/29§	467,000	447,195
Nexstar Media, Inc. 5.625%, 7/15/27§	628,000	594,245
Outfront Media Capital LLC 5.000%, 8/15/27 (x)§	1,230,000	1,183,875
4.250%, 1/15/29§	850,000	771,375
4.625%, 3/15/30§	250,000	223,750
Sinclair Television Group, Inc. 5.500%, 3/1/30§	304,000	179,360
Sirius XM Radio, Inc. 3.125%, 9/1/26§	444,000	417,942
4.000%, 7/15/28§	475,000	429,281
4.125%, 7/1/30§	75,000	63,817
3.875%, 9/1/31§	1,076,000	874,250
Stagwell Global LLC 5.625%, 8/15/29§	571,000	526,051
TEGNA, Inc. 4.750%, 3/15/26(x)§	500,000	487,000
5.000%, 9/15/29	215,000	189,200
Univision Communications, Inc. 7.375%, 6/30/30 (x)§	418,000	388,218
VZ Secured Financing BV 5.000%, 1/15/32§	526,000	447,758
Ziggo Bond Co. BV 6.000%, 1/15/27§	737,000	720,417

		10,289,811

Total Communication Services		21,038,594

Consumer Discretionary (14.6%)
Automobile Components (0.7%)
Clarios Global LP 6.750%, 5/15/28§	658,000	664,580
Icahn Enterprises LP 9.750%, 1/15/29§	125,000	129,446
4.375%, 2/1/29	550,000	468,765
9.000%, 6/15/30 (x)§	425,000	421,647

		1,684,438

Broadline Retail (0.4%)
Getty Images, Inc. 9.750%, 3/1/27§	1,086,000	1,083,285

Distributors (1.0%)
Ritchie Bros Holdings, Inc. 6.750%, 3/15/28§	533,000	542,994
7.750%, 3/15/31§	689,000	717,428
Velocity Vehicle Group LLC 8.000%, 6/1/29§	294,000	302,006
Verde Purchaser LLC 10.500%, 11/30/30§	291,000	307,732
Windsor Holdings III LLC 8.500%, 6/15/30§	578,000	603,287

		2,473,447

Diversified Consumer Services(1.3%)
Champions Financing, Inc. 8.750%, 2/15/29§	700,000	715,393
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	400,000	397,500
Sotheby’s 7.375%, 10/15/27 (x)§	1,350,000	1,127,250
Wand NewCo 3, Inc. 7.625%, 1/30/32§	772,000	797,399

		3,037,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (8.3%)
1011778 BC ULC 5.750%, 4/15/25§	$268,000	$266,995
3.875%, 1/15/28§	420,000	393,225
4.000%, 10/15/30§	1,100,000	962,808
Boyd Gaming Corp. 4.750%, 6/15/31§	675,000	609,187
Caesars Entertainment, Inc. 4.625%, 10/15/29 (x)§	550,000	504,135
7.000%, 2/15/30§	2,085,000	2,126,700
Carnival Corp. 5.750%, 3/1/27§	925,000	911,125
6.000%, 5/1/29 (x)§	659,000	648,291
7.000%, 8/15/29§	268,000	278,050
Carnival Holdings Bermuda Ltd. 10.375%, 5/1/28§	246,000	265,311
CEC Entertainment LLC 6.750%, 5/1/26§	266,000	263,026
Churchill Downs, Inc. 5.500%, 4/1/27§	298,000	292,785
5.750%, 4/1/30§	526,000	511,009
Dave & Buster’s, Inc. 7.625%, 11/1/25§	547,000	549,735
Everi Holdings, Inc. 5.000%, 7/15/29 (x)§	1,025,000	1,004,500
Flutter Treasury Designated Activity Co. 6.375%, 4/29/29§	249,000	249,934
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	470,000	467,650
3.625%, 2/15/32§	498,000	430,770
IRB Holding Corp. 7.000%, 6/15/25§	350,000	350,109
Life Time, Inc. 5.750%, 1/15/26§	602,000	599,562
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	412,000	386,662
Marriott International, Inc. 5.300%, 5/15/34	574,000	564,063
NCL Corp. Ltd. 8.375%, 2/1/28§	311,000	325,067
Ontario Gaming GTA LP 8.000%, 8/1/30§	525,000	536,813
Raising Cane’s Restaurants LLC 9.375%, 5/1/29§	325,000	351,000
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	462,000	453,338
5.500%, 4/1/28§	425,000	417,885
7.250%, 1/15/30§	418,000	431,397
Scientific Games Holdings LP 6.625%, 3/1/30§	350,000	341,250
Six Flags Entertainment Corp. 6.625%, 5/1/32§	628,000	636,635
Speedway Motorsports LLC 4.875%, 11/1/27§	400,000	379,000
Station Casinos LLC 4.500%, 2/15/28§	717,000	673,980
4.625%, 12/1/31§	1,569,000	1,394,668
Vail Resorts, Inc. 6.500%, 5/15/32§	247,000	249,161
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	419,000	389,670
Wynn Resorts Finance LLC 5.125%, 10/1/29 (x)§	475,000	450,062
7.125%, 2/15/31§	50,000	51,925
Yum! Brands, Inc. 5.375%, 4/1/32	314,000	301,833

		20,019,316

Household Durables (0.4%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	434,000	431,288
Newell Brands, Inc. 6.625%, 9/15/29	344,000	336,583
6.875%, 4/1/36 (e)	225,000	201,679

		969,550

Specialty Retail (2.1%)
Asbury Automotive Group, Inc. 5.000%, 2/15/32§	125,000	113,281
Cougar JV Subsidiary LLC 8.000%, 5/15/32§	169,000	174,070
eG Global Finance plc 12.000%, 11/30/28§	414,000	438,430
LBM Acquisition LLC 6.250%, 1/15/29§	608,000	535,800
LCM Investments Holdings II LLC 4.875%, 5/1/29§	302,000	281,615
8.250%, 8/1/31§	425,000	442,761
Lithia Motors, Inc. 4.375%, 1/15/31 (x)§	250,000	222,812
Sonic Automotive, Inc. 4.875%, 11/15/31§	279,000	244,823
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	468,000	457,470
Upbound Group, Inc. 6.375%, 2/15/29§	825,000	788,865
Victra Holdings LLC 7.750%, 2/15/26§	900,000	886,500
White Cap Buyer LLC 6.875%, 10/15/28§	391,000	375,360

		4,961,787

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc. 4.125%, 8/15/31§	382,000	331,525
Hanesbrands, Inc. 9.000%, 2/15/31 (x)§	651,000	681,923

		1,013,448

Total Consumer Discretionary		35,242,813

Consumer Staples (4.2%)
Beverages (0.1%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	355,000	326,156

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc. 3.500%, 3/15/29 (x)§	150,000	134,625
Performance Food Group, Inc. 5.500%, 10/15/27§	800,000	782,464
4.250%, 8/1/29§	900,000	816,354
United Natural Foods, Inc. 6.750%, 10/15/28§	361,000	324,983
US Foods, Inc. 4.750%, 2/15/29§	830,000	784,350
4.625%, 6/1/30§	883,000	819,248

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

7.250%, 1/15/32§	$506,000	$525,334

		4,187,358

Food Products (1.7%)
B&G Foods, Inc. 5.250%, 4/1/25 (x)	91,000	90,090
Chobani LLC 7. 625%, 7/1/29 (x)§	350,000	359,625
Darling Ingredients, Inc. 6.000%, 6/15/30§	382,000	376,392
Fiesta Purchaser, Inc. 7.875%, 3/1/31 (x)§	244,000	252,540
Lamb Weston Holdings, Inc. 4.375%, 1/31/32§	50,000	44,420
Post Holdings, Inc. 5.625%, 1/15/28§	220,000	215,740
5.500%, 12/15/29§	500,000	481,875
4.625%, 4/15/30§	490,000	450,187
4.500%, 9/15/31§	1,297,000	1,159,194
Sigma Holdco BV 7.875%, 5/15/26§	392,000	387,100
Simmons Foods, Inc. 4.625%, 3/1/29§	186,000	163,448

		3,980,611

Household Products (0.4%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	396,000	369,749
Kronos Acquisition Holdings, Inc. 7.000%, 12/31/27§	353,000	364,914
8.250%, 6/30/31§	179,000	179,224

		913,887

Personal Care Products (0.3%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	242,000	237,632
Prestige Brands, Inc. 3.750%, 4/1/31§	639,000	553,533

		791,165

Total Consumer Staples		10,199,177

Energy (7.6%)
Energy Equipment & Services (0.6%)
Transocean, Inc. 8.750%, 2/15/30§	285,300	298,495
7.500%, 4/15/31 (x)	575,000	537,265
8.500%, 5/15/31 (x)§	275,000	274,090
6.800%, 3/15/38 (x)	400,000	331,000

		1,440,850

Oil, Gas & Consumable Fuels (7.0%)
Aethon United BR LP 8.250%, 2/15/26§	218,000	220,411
Antero Midstream Partners LP 5.750%, 1/15/28§	450,000	440,460
Antero Resources Corp. 7.625%, 2/1/29§	200,000	204,746
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	430,000	429,463
Blue Racer Midstream LLC 6.625%, 7/15/26§	304,000	303,620

7.250%, 7/15/32 (x)§	407,000	416,585
Buckeye Partners LP 4.500%, 3/1/28§	250,000	234,295
5.850%, 11/15/43 (x)	175,000	149,188
5.600%, 10/15/44	150,000	117,000
Chesapeake Energy Corp. 6.750%, 4/15/29§	300,000	300,000
Civitas Resources, Inc. 8.625%, 11/1/30§	300,000	321,000
CNX Midstream Partners LP 4.750%, 4/15/30§	700,000	630,000
CNX Resources Corp. 7.375%, 1/15/31 (x)§	325,000	332,313
7.250%, 3/1/32§	125,000	127,187
Comstock Resources, Inc. 5.875%, 1/15/30§	375,000	348,281
Crescent Energy Finance LLC 7.625%, 4/1/32§	354,000	359,487
CrownRock LP 5.625%, 10/15/25§	336,000	335,200
Delek Logistics Partners LP 8.625%, 3/15/29§	534,000	548,103
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	302,000	306,530
EQM Midstream Partners LP 4.750%, 1/15/31§	325,000	303,111
Genesis Energy LP 8.000%, 1/15/27	164,000	166,870
7.750%, 2/1/28	799,000	804,993
8.250%, 1/15/29	225,000	231,187
8.875%, 4/15/30	250,000	262,310
7.875%, 5/15/32	175,000	176,531
Harvest Midstream I LP 7.500%, 5/15/32 (x)§	300,000	303,750
Hess Midstream Operations LP 5.500%, 10/15/30§	200,000	192,750
Hilcorp Energy I LP 6.000%, 4/15/30§	125,000	120,625
6.000%, 2/1/31§	275,000	261,937
6.250%, 4/15/32§	325,000	311,594
8.375%, 11/1/33§	175,000	186,375
Kinder Morgan, Inc. 4.800%, 2/1/33	568,000	536,595
Kinetik Holdings LP 5.875%, 6/15/30 (x)§	780,000	766,350
MEG Energy Corp. 5.875%, 2/1/29§	325,000	316,063
NGL Energy Operating LLC 8.375%, 2/15/32§	441,000	449,357
NuStar Logistics LP 5.750%, 10/1/25 (x)	218,000	216,637
6.000%, 6/1/26	250,000	248,750
6.375%, 10/1/30 (x)	280,000	284,200
Permian Resources Operating LLC 5.875%, 7/1/29§	252,000	248,535
Prairie Acquiror LP 9.000%, 8/1/29§	450,000	462,375
Summit Midstream Holdings LLC 10.000%, 10/15/26 (e)§	645,000	661,125
Sunoco LP 4.500%, 4/30/30	306,000	281,903
7.250%, 5/1/32§	326,000	335,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)

Tallgrass Energy Partners LP 7.375%, 2/15/29§		$300,000	$301,479
6.000%, 9/1/31§		150,000	139,688
Venture Global LNG, Inc. 8.375%, 6/1/31§		1,050,000	1,088,997
9.875%, 2/1/32§		450,000	488,812
Viper Energy, Inc. 7.375%, 11/1/31§		625,000	645,312

			16,917,860

Total Energy			18,358,710

Financials (11.1%)
Capital Markets (0.9%)
Aretec Group, Inc. 7.500%, 4/1/29§		180,000	173,025
10.000%, 8/15/30§		179,000	194,020
Drawbridge Special Opportunities Fund LP 3.875%, 2/15/26§		750,000	711,663
HAT Holdings I LLC 8.000%, 6/15/27§		200,000	207,322
3.750%, 9/15/30§		625,000	543,938
StoneX Group, Inc. 7.875%, 3/1/31§		400,000	412,500

			2,242,468

Consumer Finance (3.0%)
Ally Financial, Inc. 6.700%, 2/14/33		425,000	422,848
Bread Financial Holdings, Inc. 9.750%, 3/15/29§		1,568,000	1,647,482
Credit Acceptance Corp. 6.625%, 3/15/26		25,000	24,879
9.250%, 12/15/28§		775,000	818,911
Ford Motor Credit Co. LLC 2.300%, 2/10/25		326,000	317,172
4.000%, 11/13/30		475,000	424,883
GGAM Finance Ltd. 8.000%, 2/15/27§		324,000	335,042
8.000%, 6/15/28§		414,000	435,217
OneMain Finance Corp. 6.625%, 1/15/28		350,000	351,347
7.875%, 3/15/30		125,000	128,315
4.000%, 9/15/30		1,375,000	1,177,344
7.500%, 5/15/31		300,000	303,669
PROG Holdings, Inc. 6.000%, 11/15/29§		925,000	875,550

			7,262,659

Financial Services (3.5%)
Armor Holdco, Inc. 8.500%, 11/15/29§		305,000	289,750
Burford Capital Global Finance LLC 9.250%, 7/1/31§		1,300,000	1,362,712
Freedom Mortgage Corp. 12.000%, 10/1/28§		296,000	316,720
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§		374,000	374,037
Nationstar Mortgage Holdings, Inc. 5.000%, 2/1/26§		425,000	415,437
5.500%, 8/15/28§		375,000	360,469
7.125%, 2/1/32§		400,000	401,000

NCR Atleos Corp. 9.500%, 4/1/29 (x)§		395,000	427,232
Oxford Finance LLC 6.375%, 2/1/27§		975,000	936,000
PHH Mortgage Corp. 7.875%, 3/15/26§		208,000	201,760
Provident Funding Associates LP 6.375%, 6/15/25§		675,000	654,750
Rocket Mortgage LLC 2.875%, 10/15/26§		226,000	210,232
3.625%, 3/1/29§		200,000	181,250
3.875%, 3/1/31§		1,125,000	978,750
4.000%, 10/15/33§		150,000	126,480
Shift4 Payments LLC 4.625%, 11/1/26§		969,000	935,153
United Wholesale Mortgage LLC 5.500%, 4/15/29§		250,000	237,500

			8,409,232

Insurance (3.7%)
Acrisure LLC 8.250%, 2/1/29§		1,573,000	1,584,798
4.250%, 2/15/29§		275,000	249,155
Alliant Holdings Intermediate LLC 4.250%, 10/15/27§		850,000	791,563
6.750%, 10/15/27§		553,000	542,631
AmWINS Group, Inc. 4.875%, 6/30/29 (x)§		1,400,000	1,298,500
Ardonagh Finco Ltd. 7.750%, 2/15/31§		250,000	246,155
Ardonagh Group Finance Ltd. 8.875%, 2/15/32 (x)§		1,075,000	1,045,760
Assured Partners, Inc. 5.625%, 1/15/29§		650,000	605,943
Baldwin Insurance Group Holdings LLC 7.125%, 5/15/31§		245,000	246,801
BroadStreet Partners, Inc. 5.875%, 4/15/29§		442,000	410,123
GTCR AP Finance, Inc. 8.000%, 5/15/27 (x)§		218,000	218,545
Howden UK Refinance plc 7.250%, 2/15/31§		525,000	520,406
8.125%, 2/15/32§		500,000	494,375
HUB International Ltd. 7.375%, 1/31/32§		432,000	436,860
Panther Escrow Issuer LLC 7.125%, 6/1/31§		226,000	227,695

			8,919,310

Total Financials			26,833,669

Health Care (5.7%)
Biotechnology (0.3%)
Grifols SA 3.875%, 10/15/28§	EUR	225,000	197,149
4.750%, 10/15/28 (x)§		$630,000	543,375

			740,524

Health Care Equipment & Supplies (0.9%)
Medline Borrower LP 3.875%, 4/1/29§		287,000	263,322
5.250%, 10/1/29 (x)§		394,000	374,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Neogen Food Safety Corp. 8.625%, 7/20/30§	$1,133,000	$1,223,538
Varex Imaging Corp. 7.875%, 10/15/27§	258,000	261,548

		2,122,578

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc. 5.500%, 7/1/28§	550,000	537,625
5.000%, 4/15/29§	250,000	237,197
AdaptHealth LLC 5.125%, 3/1/30 (x)§	298,000	259,260
Centene Corp. 4.625%, 12/15/29	236,000	223,044
Concentra Escrow Issuer Corp. 6.875%, 7/15/32§	175,000	176,836
DaVita, Inc. 4.625%, 6/1/30§	525,000	472,910
3.750%, 2/15/31§	150,000	128,062
HCA, Inc. 5.450%, 4/1/31	484,000	483,945
HealthEquity, Inc. 4.500%, 10/1/29§	746,000	695,645
Heartland Dental LLC 10.500%, 4/30/28§	528,000	560,451
Icon Investments Six DAC 6.000%, 5/8/34	400,000	409,986
LifePoint Health, Inc. 9.875%, 8/15/30§	125,000	132,969
11.000%, 10/15/30§	125,000	137,742
10.000%, 6/1/32 (x)§	550,000	561,165
Star Parent, Inc. 9.000%, 10/1/30§	347,000	363,483
Surgery Center Holdings, Inc. 7.250%, 4/15/32 (x)§	493,000	498,004
Tenet Healthcare Corp. 6.250%, 2/1/27	436,000	434,304
4.625%, 6/15/28	100,000	94,979
6.125%, 10/1/28 (x)	700,000	696,381
US Acute Care Solutions LLC 9.750%, 5/15/29§	280,000	275,100

		7,379,088

Health Care Technology (0.6%)
IQVIA, Inc. 5.000%, 5/15/27§	200,000	195,270
5.700%, 5/15/28	500,000	504,060
6.250%, 2/1/29	648,000	667,313

		1,366,643

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc. 7.500%, 7/1/30 (x)§	212,000	210,225

Pharmaceuticals (0.8%)
Bausch Health Cos., Inc. 5.500%, 11/1/25 (x)§	354,000	329,220
11.000%, 9/30/28 (x)§	249,000	221,610
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	538,000	525,223
3.500%, 4/1/30§	536,000	511,880
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	$400,000	$370,800

		1,958,733

Total Health Care		13,777,791

Industrials (10.4%)
Aerospace & Defense (0.6%)
Rolls-Royce plc 5.750%, 10/15/27§	452,000	452,881
TransDigm, Inc. 5.500%, 11/15/27	225,000	220,981
6.750%, 8/15/28§	450,000	454,667
7.125%, 12/1/31§	425,000	437,750

		1,566,279

Building Products (1.5%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	269,000	268,664
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28 (x)§	513,000	538,650
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28 (x)§	434,000	423,150
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	268,000	231,820
Eco Material Technologies, Inc. 7.875%, 1/31/27§	650,000	650,000
EMRLD Borrower LP 6.625%, 12/15/30§	594,000	599,197
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	239,000	225,733
Smyrna Ready Mix Concrete LLC 6.000%, 11/1/28§	300,000	293,142
Standard Industries, Inc. 4.375%, 7/15/30§	332,000	298,800

		3,529,156

Commercial Services & Supplies (2.9%)
ACCO Brands Corp. 4.250%, 3/15/29 (x)§	246,000	219,545
ADT Security Corp. (The) 4.875%, 7/15/32 (x)§	491,000	450,026
Allied Universal Holdco LLC 6.625%, 7/15/26§	24,000	23,926
9.750%, 7/15/27§	464,000	459,467
6.000%, 6/1/29§	151,000	131,748
Aramark Services, Inc. 5.000%, 4/1/25§	428,000	424,790
5.000%, 2/1/28§	475,000	458,969
Clean Harbors, Inc. 6.375%, 2/1/31§	50,000	49,960
Garda World Security Corp. 9.500%, 11/1/27 (x)§	906,000	910,530
6.000%, 6/1/29 (x)§	310,000	282,875
GFL Environmental, Inc. 4.750%, 6/15/29§	575,000	541,219
4.375%, 8/15/29§	750,000	689,602
Madison IAQ LLC 5.875%, 6/30/29 (x)§	543,000	504,990
Matthews International Corp. 5.250%, 12/1/25§	1,024,000	993,280
OPENLANE, Inc. 5.125%, 6/1/25§	117,000	115,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Reworld Holding Corp. 4.875%, 12/1/29§	$375,000	$341,062
Williams Scotsman, Inc. 6.125%, 6/15/25§	79,000	78,589
7.375%, 10/1/31§	426,000	438,380

		7,114,057

Construction & Engineering (0.7%)
Brand Industrial Services, Inc. 10.375%, 8/1/30 (x)§	310,000	333,638
Dycom Industries, Inc. 4.500%, 4/15/29§	350,000	326,375
Pike Corp. 5.500%, 9/1/28§	500,000	477,500
8.625%, 1/31/31§	262,000	277,065
Weekley Homes LLC 4.875%, 9/15/28§	242,000	224,455

		1,639,033

Electrical Equipment (0.1%)
EnerSys 6.625%, 1/15/32§	267,000	271,005

Ground Transportation (0.9%)
NESCO Holdings II, Inc. 5.500%, 4/15/29§	564,000	521,057
RXO, Inc. 7.500%, 11/15/27§	316,000	323,936
Watco Cos. LLC 6.500%, 6/15/27§	842,000	838,590
XPO, Inc. 7.125%, 6/1/31§	368,000	375,783
7.125%, 2/1/32§	103,000	105,575

		2,164,941

Machinery (0.7%)
ATS Corp. 4.125%, 12/15/28§	398,000	362,678
Chart Industries, Inc. 7.500%, 1/1/30§	501,000	518,535
Hillenbrand, Inc. 6.250%, 2/15/29 (x)	394,000	394,985
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29§	344,000	355,627

		1,631,825

Passenger Airlines (0.5%)
American Airlines, Inc. 5.750%, 4/20/29§	325,000	316,683
Hawaiian Brand Intellectual Property Ltd. 5.750%, 1/20/26§	175,000	166,206
United Airlines, Inc. 4.375%, 4/15/26§	250,000	241,658
VistaJet Malta Finance plc 9.500%, 6/1/28 (x)§	475,000	419,188
6.375%, 2/1/30 (x)§	225,000	178,031

		1,321,766

Professional Services (0.9%)
AMN Healthcare, Inc. 4.625%, 10/1/27§	275,000	261,937
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29(x)§	375,000	346,875

Science Applications International Corp. 4.875%, 4/1/28§	232,000	220,725
VT Topco, Inc. 8.500%, 8/15/30§	1,264,000	1,314,560

		2,144,097

Trading Companies & Distributors (1.6%)
Beacon Roofing Supply, Inc. 6.500%, 8/1/30§	395,000	397,469
EquipmentShare.com, Inc. 9.000%, 5/15/28 (x)§	321,000	331,670
8.625%, 5/15/32§	450,000	465,750
Fortress Transportation and Infrastructure Investors LLC 7.000%, 5/1/31§	450,000	457,875
7.000%, 6/15/32§	275,000	278,910
United Rentals North America, Inc. 6.000%, 12/15/29§	408,000	409,346
6.125%, 3/15/34§	342,000	339,757
WESCO Distribution, Inc. 7.250%, 6/15/28§	532,000	539,980
6.625%, 3/15/32§	569,000	573,268

		3,794,025

Total Industrials		25,176,184

Information Technology (10.7%)
Communications Equipment (1.1%)
CommScope Technologies LLC 6.000%, 6/15/25 (x)§	318,000	258,051
CommScope, Inc. 6.000%, 3/1/26§	526,000	460,250
8.250%, 3/1/27§	724,000	347,520
4.750%, 9/1/29§	522,000	360,180
Viasat, Inc. 5.625%, 9/15/25§	825,000	800,250
5.625%, 4/15/27§	400,000	357,000

		2,583,251

Electronic Equipment, Instruments & Components (0.2%)
Likewize Corp. 9.750%, 10/15/25§	298,000	299,490
Zebra Technologies Corp. 6.500%, 6/1/32§	261,000	263,179

		562,669

IT Services (1.3%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	428,000	402,675
ASGN, Inc. 4.625%, 5/15/28§	575,000	540,500
Cablevision Lightpath LLC 3.875%, 9/15/27 (x)§	250,000	219,605
5.625%, 9/15/28§	200,000	161,722
Fortress Intermediate 3, Inc. 7.500%, 6/1/31§	389,000	397,577
ION Trading Technologies Sarl 5.750%, 5/15/28§	600,000	546,750
Twilio, Inc. 3.875%, 3/15/31	450,000	394,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Unisys Corp. 6.875%, 11/1/27§	$494,000	$432,250

		3,095,464

Software (7.9%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	960,000	950,400
Alteryx, Inc. 8.750%, 3/15/28§	410,000	418,200
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	702,000	644,766
Boxer Parent Co., Inc. 7.125%, 10/2/25 (x)§	346,000	346,000
Camelot Finance SA 4.500%, 11/1/26§	608,000	587,869
Capstone Borrower, Inc. 8.000%, 6/15/30 (x)§	1,055,000	1,090,923
Central Parent LLC 8.000%, 6/15/29§	1,065,000	1,077,652
Central Parent, Inc. 7.250%, 6/15/29§	561,000	558,195
Clarivate Science Holdings Corp. 3.875%, 7/1/28§	275,000	254,633
4.875%, 7/1/29 (x)§	1,410,000	1,303,305
Cloud Software Group, Inc. 6.500%, 3/31/29§	234,000	224,380
9.000%, 9/30/29§	742,000	716,587
Dye & Durham Ltd. 8.625%, 4/15/29§	825,000	834,281
Gen Digital, Inc. 5.000%, 4/15/25§	564,000	559,770
7.125%, 9/30/30 (x)§	1,222,000	1,251,022
Helios Software Holdings, Inc. 4.625%, 5/1/28§	272,000	242,760
McAfee Corp. 7.375%, 2/15/30 (x)§	602,000	556,098
NCR Voyix Corp. 5.000%, 10/1/28§	349,000	328,933
5.125%, 4/15/29§	609,000	572,758
Open Text Corp. 6.900%, 12/1/27§	256,000	264,320
3.875%, 12/1/29§	75,000	67,031
Open Text Holdings, Inc. 4.125%, 12/1/31§	635,000	555,625
RingCentral, Inc. 8.500%, 8/15/30 (x)§	425,000	443,594
Rocket Software, Inc. 6.500%, 2/15/29§	392,000	342,020
SS&C Technologies, Inc. 5.500%, 9/30/27§	1,137,000	1,116,284
6.500%, 6/1/32§	1,061,000	1,067,631
UKG, Inc. 6.875%, 2/1/31§	694,000	700,073
ZoomInfo Technologies LLC 3.875%, 2/1/29§	2,185,000	1,972,618

		19,047,728

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC 5.400%, 4/15/34	550,000	545,017

Total Information Technology		25,834,129

Materials (7.7%)
Chemicals (2.5%)
Avient Corp. 7.125%, 8/1/30§	$339,000	$345,356
Axalta Coating Systems LLC 4.750%, 6/15/27§	350,000	340,347
HB Fuller Co. 4.250%, 10/15/28 (x)	372,000	348,750
Illuminate Buyer LLC 9.000%, 7/1/28§	1,056,000	1,065,800
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	300,000	285,000
9.625%, 3/15/29§	200,000	212,000
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	338,000	320,471
Minerals Technologies, Inc. 5.000%, 7/1/28§	829,000	782,916
NOVA Chemicals Corp. 8.500%, 11/15/28§	301,000	318,307
Nufarm Australia Ltd. 5.000%, 1/27/30§	582,000	531,075
Olympus Water US Holding Corp. 4.250%, 10/1/28 (x)§	246,000	222,704
6.250%, 10/1/29§	200,000	182,000
7.250%, 6/15/31§	370,000	368,409
WR Grace Holdings LLC 5.625%, 8/15/29§	761,000	699,953

		6,023,088

Containers & Packaging (3.8%)
ARD Finance SA 6.500%, 6/30/27 PIK§	854,000	217,770
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29 (x)§	2,034,000	1,721,272
Ardagh Packaging Finance plc 4.125%, 8/15/26 (x)§	400,000	347,120
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 (x)§	767,000	747,955
Graphic Packaging International LLC 6.375%, 7/15/32§	160,000	159,400
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	453,000	437,331
LABL, Inc. 6.750%, 7/15/26 (x)§	355,000	350,669
10.500%, 7/15/27§	617,000	601,279
5.875%, 11/1/28§	227,000	206,967
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/27§	366,000	372,551
9.250%, 4/15/27§	1,150,000	1,151,438
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27 (x)§	333,000	331,089
7.250%, 5/15/31 (x)§	258,000	257,032
Sealed Air Corp. 6.125%, 2/1/28§	182,000	181,090
7.250%, 2/15/31§	350,000	360,063
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	1,640,000	1,607,200
8.500%, 8/15/27 (e)§	200,000	197,750

		9,247,976

Metals & Mining (1.4%)
Arsenal AIC Parent LLC 8.000%, 10/1/30§	500,000	525,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)

11.500%, 10/1/31 (x)§		$675,000	$754,400
Constellium SE 3.750%, 4/15/29§		75,000	67,688
Kaiser Aluminum Corp. 4.500%, 6/1/31§		338,000	298,285
Novelis Corp. 4.750%, 1/30/30§		800,000	739,816
3.875%, 8/15/31§		125,000	107,921
SunCoke Energy, Inc. 4.875%, 6/30/29§		900,000	811,125

			3,304,320

Total Materials			18,575,384

Real Estate (1.6%)
Diversified REITs (0.1%)
VICI Properties LP (REIT) 4.625%, 6/15/25§		314,000	308,894

Health Care REITs (0.4%)
MPT Operating Partnership LP (REIT) 0.993%, 10/15/26	EUR	500,000	421,687
5.000%, 10/15/27 (x)		$500,000	412,500
3.500%, 3/15/31 (x)		300,000	193,875

			1,028,062

Hotel & Resort REITs (0.5%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§		356,000	350,660
Service Properties Trust (REIT) 8.625%, 11/15/31§		450,000	469,125
XHR LP (REIT) 6.375%, 8/15/25§		354,000	353,557

			1,173,342

Real Estate Management & Development (0.4%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§		446,000	440,983
Greystar Real Estate Partners LLC 7.750%, 9/1/30§		324,000	341,470
Howard Hughes Corp. (The) 4.375%, 2/1/31§		330,000	283,387

			1,065,840

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28 (x)§		429,000	409,695

Total Real Estate			3,985,833

Utilities (0.3%)
Gas Utilities (0.1%)
Suburban Propane Partners LP 5.000%, 6/1/31§		250,000	225,000

Water Utilities (0.2%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§		618,000	618,754

Total Utilities			843,754

Total Corporate Bonds			199,866,038

Loan Participations (3.8%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., Term Loan B (PRIME 3 Month + 5.50%), 0.000%, 11/3/26 (k)		305,297	2,290

Total Communication Services			2,290

Consumer Discretionary (0.5%)
Automobile Components (0.4%)
First Brands Group LLC, 1st Lien Incremental Term Loan (CME Term SOFR 3 Month + 5.00%), 10.591%, 3/30/27 (k)		148,551	147,499
First Brands Group LLC, 1st Lien Term Loan (CME Term SOFR 3 Month + 5.00%), 10.591%, 3/30/27 (k)		609,767	605,194
First Brands Group LLC, 2nd Lien Term Loan (CME Term SOFR 3 Month + 8.50%), 14.141%, 3/30/28 (k)		300,000	286,500

			1,039,193

Diversified Consumer Services (0.0%)†
Ascend Learning LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 5.75%), 11.194%, 12/10/29 (k)		100,000	97,167

Hotels, Restaurants & Leisure (0.1%)
Whatabrands LLC, Term Loan B (CME Term SOFR 1 Month + 2.75%), 8.094%, 8/3/28 (k)		198,991	198,991

Total Consumer Discretionary			1,335,351

Financials (1.9%)
Capital Markets (0.6%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 6.25%), 11.694%, 11/5/29 (k)		1,460,000	1,450,875

Financial Services (0.1%)
Grant Thornton Advisors LLC, Initial Term Loan (CME Term SOFR 3 Month + 3.25%), 8.597%, 6/2/31 (k)		225,000	225,656

Insurance (1.2%)
Asurion LLC, 2nd Lien Term Loan B3 (CME Term SOFR 1 Month + 5.25%), 10.708%, 1/31/28 (k)		1,050,000	972,563
Asurion LLC, 2nd Lien Term Loan B4 (CME Term SOFR 1 Month + 5.25%), 10.708%, 1/20/29 (k)		1,100,000	1,010,822
Sedgwick Claims Management Services, Inc., Term Loan B
(CME Term SOFR 3 Month + 3.50%), 0.000%, 12/31/30 (k)		150,000	149,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Truist Insurance Holdings LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 10.086%, 5/6/32 (k)	$675,000	$686,812

		2,820,010

Total Financials		4,496,541

Health Care (0.1%)
Health Care Providers & Services (0.1%)
EyeCare Partners LLC, Term Loan B
(CME Term SOFR 3 Month + 4.61%), 10.037%, 11/30/28 (k)	169,469	104,647
EyeCare Partners LLC, Term Loan C
(CME Term SOFR 3 Month + 6.75%), 12.177%, 11/30/28 (k)	64,281	10,928
Sound Inpatient Physicians, Inc., Term Loan C
(CME Term SOFR 1 Month + 6.75%), 12.194%, 6/28/29 (k)	237,500	71,250

Total Health Care		186,825

Industrials (0.2%)
Commercial Services & Supplies (0.1%)
Anticimex Global AB, Term Loan B6
(CME Term SOFR 3 Month + 3.50%), 8.810%, 11/16/28 (k)	199,500	200,414

Machinery (0.1%)
TK Elevator Midco GmbH, Term Loan B2
(CME Term SOFR 6 Month + 3.50%), 8.791%, 4/30/30 (k)	199,001	199,965

Total Industrials		400,379

Information Technology (1.1%)
IT Services (0.0%)†
Fortress Intermediate 3, Inc., Term Loan
(CME Term SOFR 3 Month + 3.75%), 9.096%, 5/9/31 (k)	175,000	175,000

Software (1.1%)
Applied Systems, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 5.25%), 10.585%, 2/23/32 (k)	975,000	1,006,687
Cast & Crew LLC, 1st Lien Incremental Term Loan
(CME Term SOFR 1 Month + 3.75%), 9.094%, 12/29/28 (k)	398,977	398,678
Central Parent LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 3.25%), 8.585%, 7/6/29 (k)	50,000	49,000
EP Purchaser LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 3.50%), 9.096%, 11/6/28 (k)	324,171	324,070

McAfee Corp., Term Loan B1 (CME Term SOFR 3 Month + 3.25%), 8.579%, 3/1/29 (k)	199,492	199,029
Modena Buyer LLC, Term Loan (CME Term SOFR 3 Month + 4.50%) 9.832%, 4/18/31	250,000	243,672
UKG, Inc., 1st Lien Term Loan
(CME Term SOFR 1 Month + 3.25%), 8.576%, 2/10/31 (k)	375,000	376,172

		2,597,308

Total Information Technology		2,772,308

Total Loan Participations		9,193,694

Total Long-Term Debt Securities (86.4%) (Cost $214,959,912)		209,059,732

	Number of Shares	Value (Note 1)

COMMON STOCK:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Sound Inpatient Physicians, Inc., Class A (r)*	362,458	16,278
Sound Inpatient Physicians, Inc., Class A2 (r)*	16,884	12,663

Total Common Stocks (0.0%)† (Cost $–)		28,941

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.8%)
iShares Broad USD High Yield Corporate Bond ETF	256,750	9,314,890
iShares iBoxx $ High Yield Corporate Bond ETF (x)	46,400	3,579,296
SPDR Bloomberg High Yield Bond ETF (x)	37,934	3,576,038
SPDR Portfolio High Yield Bond ETF (x)	211,230	4,906,873

Total Exchange Traded Funds (8.8%) (Cost $23,919,030)		21,377,097

SHORT-TERM INVESTMENTS:
Investment Companies (7.2%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	3,800,000	3,800,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	6,126,331	6,126,331
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	393,422	393,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	1,000,000	$1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 5.21% (7 day yield) (xx)	2,150,417	2,150,417

Total Investment Companies		17,470,249

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.3%)
U.S. Treasury Bills 4.66%, 7/9/24 (p)	$1,150,000	1,148,663
5.09%, 7/30/24 (p)	2,000,000	1,991,550

Total U.S. Treasury Obligations		3,140,213

Total Short-Term Investments (8.5%) (Cost $20,610,447)		20,610,462

Total Investments in Securities (103.7%) (Cost $259,489,389)		251,076,232
Other Assets Less Liabilities (-3.7%)		(9,074,549)

Net Assets (100%)		$242,001,683

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $183,226,152 or 75.7% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $23,494,458. This was collateralized by $6,936,350 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54 and by cash of $17,076,748 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
CME	— Chicago Mercantile Exchange
EUR	— European Currency Unit
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	642,055	EUR	588,000	JPMorgan Chase Bank	8/20/2024	10,803

Net unrealized appreciation						10,803

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$—	$—	$28,941	$28,941
Corporate Bonds
Communication Services	—	21,038,594	—	21,038,594
Consumer Discretionary	—	35,242,813	—	35,242,813
Consumer Staples	—	10,199,177	—	10,199,177
Energy	—	18,358,710	—	18,358,710
Financials	—	26,833,669	—	26,833,669
Health Care	—	13,777,791	—	13,777,791
Industrials	—	25,176,184	—	25,176,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$—	$25,834,129	$—	$25,834,129
Materials	—	18,575,384	—	18,575,384
Real Estate	—	3,985,833	—	3,985,833
Utilities	—	843,754	—	843,754
Exchange Traded Funds	21,377,097	—	—	21,377,097
Forward Currency Contracts	—	10,803	—	10,803
Loan Participations
Communication Services	—	2,290	—	2,290
Consumer Discretionary	—	1,335,351	—	1,335,351
Financials	—	4,496,541	—	4,496,541
Health Care	—	186,825	—	186,825
Industrials	—	400,379	—	400,379
Information Technology	—	2,772,308	—	2,772,308
Short-Term Investments
Investment Companies	17,470,249	—	—	17,470,249
U.S. Treasury Obligations	—	3,140,213	—	3,140,213

Total Assets	$38,847,346	$212,210,748	$28,941	$251,087,035

Total Liabilities	$—	$—	$—	$—

Total	$38,847,346	$212,210,748	$28,941	$251,087,035

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$10,803

Total		$10,803

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$13,643	$13,643

Total	$13,643	$13,643

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$12,880	$12,880

Total	$12,880	$12,880

^ The Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$398,000
Average settlement value sold – in USD	753,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase	$10,803	$—	$—	$10,803

Total	$10,803	$—	$—	$10,803

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,959,153
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,993,492

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,167,887
Aggregate gross unrealized depreciation	(12,046,267)

Net unrealized depreciation	$(8,878,380)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$259,965,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $259,489,389)	$251,076,232
Cash	5,850,054
Foreign cash (Cost $4,123)	3,816
Dividends, interest and other receivables	3,795,755
Receivable for securities sold	574,094
Due from Custodian	87,539
Receivable for Portfolio shares sold	17,740
Securities lending income receivable	15,493
Unrealized appreciation on forward foreign currency contracts	10,803
Other assets	2,779

Total assets	261,434,305

LIABILITIES
Payable for return of collateral on securities loaned	17,076,748
Payable for securities purchased	1,956,632
Payable for Portfolio shares repurchased	172,739
Investment management fees payable	105,108
Administrative fees payable	25,069
Distribution fees payable – Class IB	13,863
Accrued expenses	82,463

Total liabilities	19,432,622

Commitments and contingent liabilities^
NET ASSETS	$242,001,683

Net assets were comprised of:
Paid in capital	$267,066,071
Total distributable earnings (loss)	(25,064,388)

Net assets	$242,001,683

Class IB
Net asset value, offering and redemption price per share, $67,504,146 / 7,526,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.97

Class K
Net asset value, offering and redemption price per share, $174,497,537 / 19,438,192 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.98

(x)	Includes value of securities on loan of $23,494,458.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$7,486,871
Dividends	671,670
Securities lending (net)	80,017

Total income	8,238,558

EXPENSES
Investment management fees	711,652
Administrative fees	150,178
Distribution fees – Class IB	81,458
Custodian fees	42,394
Professional fees	40,779
Printing and mailing expenses	16,125
Trustees’ fees	3,917
Miscellaneous	10,032

Gross expenses	1,056,535
Less: Waiver from investment manager	(85,357)

Net expenses	971,178

NET INVESTMENT INCOME (LOSS)	7,267,380

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,930,157)
Forward foreign currency contracts	13,643
Foreign currency transactions	(1,848)

Net realized gain (loss)	(1,918,362)

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,538,099
Forward foreign currency contracts	12,880
Foreign currency translations	(169)

Net change in unrealized appreciation (depreciation)	1,550,810

NET REALIZED AND UNREALIZED GAIN (LOSS)	(367,552)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,899,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,267,380	$13,622,368
Net realized gain (loss)	(1,918,362)	(5,204,727)
Net change in unrealized appreciation (depreciation)	1,550,810	17,708,338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,899,828	26,125,979

Distributions to shareholders:
Class IB	—	(3,600,953)
Class K	—	(10,169,293)

Total distributions to shareholders	—	(13,770,246)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,089,253 and 1,544,224 shares, respectively ]	9,577,651	13,337,265
Capital shares issued in reinvestment of dividends [ 0 and 416,670 shares, respectively ]	—	3,600,953
Capital shares repurchased [ (755,985) and (1,035,150) shares, respectively ]	(6,670,734)	(8,923,137)

Total Class IB transactions	2,906,917	8,015,081

Class K
Capital shares sold [ 923,108 and 1,460,806 shares, respectively ]	8,078,454	12,618,721
Capital shares issued in reinvestment of dividends [ 0 and 1,177,170 shares, respectively ]	—	10,169,293
Capital shares repurchased [ (952,035) and (2,300,471) shares, respectively ]	(8,385,017)	(19,964,696)

Total Class K transactions	(306,563)	2,823,318

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,600,354	10,838,399

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,500,182	23,194,132
NET ASSETS:
Beginning of period	232,501,501	209,307,369

End of period	$242,001,683	$232,501,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.72		$8.24	$9.70	$9.75	$9.60	$8.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.52	0.46	0.43	0.46	0.48
Net realized and unrealized gain (loss)	(0.01)		0.50	(1.45)	(0.05)	0.16	0.67

Total from investment operations	0.25		1.02	(0.99)	0.38	0.62	1.15

Less distributions:
Dividends from net investment income	—		(0.54)	(0.47)	(0.43)	(0.47)	(0.49)

Net asset value, end of period	$8.97		$8.72	$8.24	$9.70	$9.75	$9.60

Total return (b)	2.87%		12.39%	(10.30)%	3.95%	6.48%	12.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,504		$62,748	$51,671	$57,218	$46,783	$41,122
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.07%		1.07%	1.06%	1.04%	1.08%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.94%		5.98%	5.14%	4.31%	4.79%	4.92%
Before waivers (a)(f)	5.87%		5.91%	5.08%	4.26%	4.71%	4.85%
Portfolio turnover rate^	20	%(z)	26%	26%	53%	67%	47%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.72		$8.24	$9.69	$9.74	$9.59	$8.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.54	0.48	0.45	0.48	0.50
Net realized and unrealized gain (loss)	(0.01)		0.50	(1.44)	(0.05)	0.16	0.68

Total from investment operations	0.26		1.04	(0.96)	0.40	0.64	1.18

Less distributions:
Dividends from net investment income	—		(0.56)	(0.49)	(0.45)	(0.49)	(0.52)

Net asset value, end of period	$8.98		$8.72	$8.24	$9.69	$9.74	$9.59

Total return (b)	2.98%		12.66%	(9.99)%	4.19%	6.74%	13.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$174,498		$169,753	$157,636	$186,707	$171,719	$176,238
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.82%		0.82%	0.81%	0.79%	0.83%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	6.20%		6.22%	5.38%	4.56%	5.04%	5.18%
Before waivers (a)(f)	6.12%		6.15%	5.32%	4.51%	4.96%	5.11%
Portfolio turnover rate^	20	%(z)	26%	26%	53%	67%	47%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,627	$104,003
ATN International, Inc.	2,203	50,228
Bandwidth, Inc., Class A*	5,143	86,814
Consolidated Communications Holdings, Inc.*	15,989	70,352
IDT Corp., Class B	3,231	116,057

		427,454

Entertainment (0.1%)
CuriosityStream, Inc.	6,437	7,338
Gaia, Inc., Class A*	2,281	10,059
Golden Matrix Group, Inc. (x)*	4,137	10,218
Kartoon Studios, Inc.*	7,613	7,841
LiveOne, Inc.*	14,714	23,101
Marcus Corp. (The)	4,935	56,111
Playstudios, Inc.*	18,225	37,726
PodcastOne, Inc. (x)*	1,197	2,011
Reading International, Inc., Class A*	2,454	3,485
Reservoir Media, Inc.*	4,104	32,422
Skillz, Inc., Class A*	3,043	21,849

		212,161

Interactive Media & Services (0.4%)
Arena Group Holdings, Inc. (The) (x)*	780	601
DHI Group, Inc.*	8,451	17,663
EverQuote, Inc., Class A*	5,233	109,161
fuboTV, Inc. (x)*	61,062	75,717
GameSquare Holdings, Inc.*	4,421	5,305
Hwh International, Inc.*	1,465	1,494
IZEA Worldwide, Inc.*	1,728	4,061
MediaAlpha, Inc., Class A*	5,178	68,194
Nextdoor Holdings, Inc.*	36,313	100,950
Outbrain, Inc.*	8,250	41,085
Paltalk, Inc.*	1,257	5,053
PSQ Holdings, Inc.*	716	2,699
QuinStreet, Inc.*	10,973	182,042
System1, Inc.*	5,477	8,325
Travelzoo*	1,436	10,899
TrueCar, Inc.*	17,984	56,290
Zedge, Inc., Class B*	1,498	4,569

		694,108

Media (1.3%)
Boston Omaha Corp., Class A*	5,144	69,238
Cardlytics, Inc. (x)*	8,350	68,554
Clear Channel Outdoor Holdings, Inc.*	72,074	101,624
comScore, Inc.*	844	11,976
Creative Realities, Inc.*	1,664	7,804
Criteo SA (ADR) (x)*	30,829	1,162,870
Cumulus Media, Inc., Class A (x)*	2,685	5,477
Direct Digital Holdings, Inc., Class A (x)*	477	1,922
Emerald Holding, Inc. (x)*	3,023	17,201
Entravision Communications Corp., Class A	13,315	27,030
EW Scripps Co. (The), Class A*	12,595	39,548
Fluent, Inc.*	582	2,101
Gambling.com Group Ltd.*	3,617	29,732
Gannett Co., Inc.*	29,597	136,442
Harte Hanks, Inc.*	1,259	10,223
iHeartMedia, Inc., Class A (x)*	21,025	22,917
Innovid Corp.*	22,136	40,952
Lee Enterprises, Inc. (x)*	1,188	13,199
Marchex, Inc., Class B*	3,708	5,710
National CineMedia, Inc.*	14,820	65,060
Saga Communications, Inc., Class A	916	14,427
SPAR Group, Inc.*	2,134	5,143
Thryv Holdings, Inc.*	6,636	118,254
Townsquare Media, Inc., Class A	2,756	30,206
Urban One, Inc.*	2,132	3,198
WideOpenWest, Inc.*	10,253	55,469

		2,066,277

Wireless Telecommunication Services (0.1%)
FingerMotion, Inc. (x)*	1,483	3,782
KORE Group Holdings, Inc.*	2,977	1,262
Spok Holdings, Inc.	3,850	57,018
SurgePays, Inc.*	2,896	9,238

		71,300

Total Communication Services		3,471,300

Consumer Discretionary (9.6%)
Automobile Components (0.7%)
Cooper-Standard Holdings, Inc.*	3,511	43,677
Holley, Inc.*	9,704	34,740
Modine Manufacturing Co.*	8,310	832,579
Motorcar Parts of America, Inc.*	4,092	25,248
Solid Power, Inc. (x)*	32,321	53,330
Stoneridge, Inc.*	5,655	90,254
Strattec Security Corp.*	714	17,850
Superior Industries International, Inc.*	4,530	14,722
Sypris Solutions, Inc.*	2,100	4,032

		1,116,432

Automobiles (0.0%)†
Canoo, Inc.*	12,219	26,026
Cenntro, Inc.*	2,365	3,524
Envirotech Vehicles, Inc. (x)*	2,347	4,483
Mullen Automotive, Inc.*	959	2,302

		36,335

Broadline Retail (0.1%)
1stdibs.com, Inc.*	5,148	23,115
Big Lots, Inc.*	5,351	9,257
ContextLogic, Inc., Class A*	5,142	29,361
Groupon, Inc. (x)*	4,774	73,042

		134,775

Distributors (0.0%)†
AMCON Distributing Co.	30	4,112
Weyco Group, Inc.	1,263	38,294

		42,406

Diversified Consumer Services (2.1%)
Allurion Technologies, Inc.*	1,566	1,562
American Public Education, Inc.*	3,395	59,684
Beachbody Co., Inc. (The)*	640	5,395
Carriage Services, Inc., Class A	3,122	83,795
Lincoln Educational Services Corp.*	6,077	72,073
Nerdy, Inc. (x)*	15,778	26,349
OneSpaWorld Holdings Ltd.*	77,611	1,192,881
Perdoceo Education Corp.	10,632	227,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Stride, Inc.*	19,494	$1,374,327
Universal Technical Institute, Inc.*	8,396	132,069
Wag! Group Co. (x)*	4,800	7,680
WW International, Inc.*	18,026	21,090

		3,204,643

Hotels, Restaurants & Leisure (3.0%)
Ark Restaurants Corp.	437	5,685
Biglari Holdings, Inc., Class B*	147	28,427
BJ’s Restaurants, Inc.*	3,973	137,863
Canterbury Park Holding Corp.	717	15,659
Century Casinos, Inc.*	5,826	16,138
Chuy’s Holdings, Inc.*	3,638	94,297
Denny’s Corp.*	10,610	75,331
Despegar.com Corp.*	39,677	524,927
El Pollo Loco Holdings, Inc.*	5,623	63,596
Empire Resorts, Inc. (r)*	797	—
FAT Brands, Inc., Class A	1,087	5,576
Flanigan’s Enterprises, Inc.	109	2,930
Full House Resorts, Inc.*	6,935	34,675
GAN Ltd. (x)*	8,393	12,380
Golden Entertainment, Inc.	4,232	131,658
Good Times Restaurants, Inc.*	484	1,224
Hall of Fame Resort & Entertainment Co. (x)*	308	887
Inspired Entertainment, Inc.*	4,577	41,880
Kura Sushi USA, Inc., Class A*	10,166	641,373
Lindblad Expeditions Holdings, Inc.*	7,409	71,497
Mondee Holdings, Inc., Class A (x)*	7,792	18,701
Nathan’s Famous, Inc.	599	40,600
Noodles & Co., Class A*	7,984	12,615
ONE Group Hospitality, Inc. (The)*	4,173	17,735
Pinstripes Holdings, Inc.*	758	2,084
PlayAGS, Inc.*	8,190	94,185
Potbelly Corp.*	5,740	46,092
RCI Hospitality Holdings, Inc.	1,833	79,845
Red Robin Gourmet Burgers, Inc.*	3,194	24,179
Serve Robotics, Inc.*	2,976	5,803
Shake Shack, Inc., Class A*	8,610	774,900
Sweetgreen, Inc., Class A*	55,805	1,681,963
Vacasa, Inc., Class A*	2,165	10,544

		4,715,249

Household Durables (1.8%)
Bassett Furniture Industries, Inc.	1,710	24,299
Beazer Homes USA, Inc.*	6,176	169,717
Ethan Allen Interiors, Inc.	4,788	133,537
Flexsteel Industries, Inc.	962	29,880
GoPro, Inc., Class A*	25,901	36,780
Green Brick Partners, Inc.*	32,529	1,861,960
Hamilton Beach Brands Holding Co., Class A	1,784	30,667
Hooker Furnishings Corp.	2,208	31,972
Hovnanian Enterprises, Inc., Class A*	1,036	147,029
iRobot Corp.*	5,903	53,776
Landsea Homes Corp.*	3,735	34,325
Legacy Housing Corp.*	2,329	53,427
Lifetime Brands, Inc.	2,619	22,497
Live Ventures, Inc.*	366	8,305
Lovesac Co. (The)*	2,961	66,859
Purple Innovation, Inc., Class A (x)*	12,228	12,717
Traeger, Inc.*	6,890	16,536
Tupperware Brands Corp. (x)*	9,721	13,609
United Homes Group, Inc.*	1,203	6,845
Universal Electronics, Inc.*	2,242	26,052
VOXX International Corp., Class A*	2,601	8,219

		2,789,008

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,624	23,616
AMMO, Inc. (x)*	19,204	32,263
Clarus Corp.	4,726	31,806
Escalade, Inc. (x)	2,133	29,414
Funko, Inc., Class A*	6,398	62,444
JAKKS Pacific, Inc.*	1,668	29,874
Johnson Outdoors, Inc., Class A	1,025	35,855
Latham Group, Inc.*	8,442	25,579
Marine Products Corp.	1,887	19,059
MasterCraft Boat Holdings, Inc.*	3,505	66,174
Smith & Wesson Brands, Inc.	9,496	136,173
Solo Brands, Inc., Class A (x)*	3,376	7,697

		499,954

Specialty Retail (1.4%)
1-800-Flowers.com, Inc., Class A*	5,249	49,971
Aaron’s Co., Inc. (The)	6,575	65,619
aka Brands Holding Corp.*	173	2,638
America’s Car-Mart, Inc.*	1,252	75,383
BARK, Inc. (x)*	27,867	50,439
Big 5 Sporting Goods Corp.	4,555	13,483
Build-A-Bear Workshop, Inc.	2,694	68,077
Caleres, Inc.	7,134	239,702
CarParts.com, Inc.*	10,854	10,854
Cato Corp. (The), Class A	3,514	19,468
Children’s Place, Inc. (The)*	1,003	8,164
Citi Trends, Inc. (x)*	1,696	36,057
Conn’s, Inc. (x)*	2,249	2,485
Container Store Group, Inc. (The)*	557	301
Destination XL Group, Inc.*	11,029	40,146
Duluth Holdings, Inc., Class B*	2,971	10,963
Envela Corp.*	1,275	5,725
Genesco, Inc.*	2,239	57,901
Grove Collaborative Holdings*	2,839	5,025
GrowGeneration Corp.*	12,166	26,157
Haverty Furniture Cos., Inc.	3,008	76,072
Hibbett, Inc.	2,419	210,961
J Jill, Inc.	988	34,550
Lands’ End, Inc.*	3,021	41,055
Lazydays Holdings, Inc.*	1,301	3,305
LL Flooring Holdings, Inc.*	6,501	9,296
Lulu’s Fashion Lounge Holdings, Inc. (x)*	2,885	5,337
MarineMax, Inc.*	4,492	145,406
OneWater Marine, Inc., Class A (x)*	2,473	68,181
PetMed Express, Inc.	4,520	18,306
RealReal, Inc. (The) (x)*	20,376	64,999
Rent the Runway, Inc., Class A*	576	10,120
RumbleON, Inc., Class B*	3,586	14,703
Shoe Carnival, Inc.	3,736	137,821
Sleep Number Corp.*	4,488	42,950
Sportsman’s Warehouse Holdings, Inc.*	7,858	18,938
Stitch Fix, Inc., Class A*	18,711	77,651
Tandy Leather Factory, Inc.*	1,003	4,514
ThredUp, Inc., Class A*	16,365	27,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Tile Shop Holdings, Inc.*	6,013	$41,670
Tilly’s, Inc., Class A*	3,049	18,385
Torrid Holdings, Inc. (x)*	2,656	19,893
Winmark Corp.	607	214,046
Zumiez, Inc.*	3,395	66,135

		2,160,673

Textiles, Apparel & Luxury Goods (0.2%)
Crown Crafts, Inc.	1,758	9,194
Culp, Inc.*	2,105	9,430
Jerash Holdings US, Inc.	1,177	3,590
Lakeland Industries, Inc.	1,513	34,708
Movado Group, Inc.	3,175	78,931
PLBY Group, Inc. (x)*	1,130	878
Rocky Brands, Inc.	1,507	55,699
Superior Group of Cos., Inc.	2,718	51,397
Unifi, Inc.*	3,082	18,153
Vera Bradley, Inc.*	5,615	35,150

		297,130

Total Consumer Discretionary		14,996,605

Consumer Staples (5.4%)
Beverages (0.6%)
Splash Beverage Group, Inc. (x)*	1,665	383
Vita Coco Co., Inc. (The)*	34,189	952,164
Willamette Valley Vineyards, Inc.*	397	1,560

		954,107

Consumer Staples Distribution & Retail (1.3%)
Chefs’ Warehouse, Inc. (The)*	30,941	1,210,102
HF Foods Group, Inc.*	8,400	25,200
Natural Grocers by Vitamin Cottage, Inc.	30,893	654,932
SpartanNash Co.	7,171	134,528
Village Super Market, Inc., Class A	1,830	48,330

		2,073,092

Food Products (2.5%)
Alico, Inc.	1,488	38,554
Bridgford Foods Corp. (x)*	296	2,972
Calavo Growers, Inc.	3,477	78,928
Farmer Bros Co.*	3,336	8,940
Forafric Global plc (x)*	945	10,083
Lifeway Foods, Inc.*	1,018	13,000
Limoneira Co. (x)	3,474	72,294
Mama’s Creations, Inc.*	6,873	46,324
Real Good Food Co., Inc. (The), Class A*	971	486
Rocky Mountain Chocolate Factory, Inc.*	316	695
S&W Seed Co.*	2,002	721
Sadot Group, Inc.*	1,335	510
Seneca Foods Corp., Class A*	1,003	57,572
SunOpta, Inc.*	19,094	103,108
Vital Farms, Inc.*	72,057	3,370,106
Whole Earth Brands, Inc. (x)*	6,590	32,027

		3,836,320

Household Products (0.0%)†
Oil-Dri Corp. of America	1,022	65,500

Personal Care Products (0.9%)
AXIL Brands, Inc.*	322	2,450
Beauty Health Co. (The)*	15,402	29,572
FitLife Brands, Inc.*	323	10,756

Honest Co., Inc. (The)*	16,614	48,513
Lifevantage Corp.	2,292	14,715
Medifast, Inc.	2,258	49,269
Natural Alternatives International, Inc.*	842	5,069
Natural Health Trends Corp.	1,508	10,707
Nature’s Sunshine Products, Inc.*	2,717	40,945
Oddity Tech Ltd., Class A (x)*	28,915	1,135,203
Safety Shot, Inc.*	4,241	4,919
United-Guardian, Inc.	767	6,857
Veru, Inc. (x)*	28,174	23,703

		1,382,678

Tobacco (0.1%)
Ispire Technology, Inc.*	3,988	31,904
Turning Point Brands, Inc.	3,578	114,818

		146,722

Total Consumer Staples		8,458,419

Energy (2.6%)
Energy Equipment & Services (0.9%)
Bristow Group, Inc., Class A*	5,112	171,405
Dawson Geophysical Co.	1,144	2,231
Diamond Offshore Drilling, Inc.*	21,287	329,736
DMC Global, Inc. (x)*	4,072	58,718
Drilling Tools International Corp.*	1,911	10,740
Energy Services of America Corp.	2,473	17,707
Forum Energy Technologies, Inc.*	2,387	40,245
Geospace Technologies Corp.*	2,674	24,012
Gulf Island Fabrication, Inc.*	2,620	15,903
Independence Contract Drilling, Inc. (x)*	837	1,088
KLX Energy Services Holdings, Inc.*	2,954	14,622
Mammoth Energy Services, Inc.*	5,284	17,331
Natural Gas Services Group, Inc.*	2,243	45,129
NCS Multistage Holdings, Inc.*	129	2,165
Newpark Resources, Inc.*	17,259	143,422
Nine Energy Service, Inc. (x)*	5,500	9,240
Oil States International, Inc.*	12,855	57,076
Profire Energy, Inc. (x)*	7,556	10,730
Ranger Energy Services, Inc., Class A	3,437	36,157
SEACOR Marine Holdings, Inc.*	5,062	68,286
Select Water Solutions, Inc., Class A	19,003	203,332
Smart Sand, Inc.*	5,651	11,924
Solaris Oilfield Infrastructure, Inc., Class A	5,303	45,500
Superior Drilling Products, Inc.*	1,132	1,472
TETRA Technologies, Inc.*	26,154	90,493

		1,428,664

Oil, Gas & Consumable Fuels (1.7%)
Adams Resources & Energy, Inc.	502	14,056
Aemetis, Inc. (x)*	7,476	22,503
American Resources Corp. (x)*	9,165	6,701
Amplify Energy Corp.*	8,177	55,440
Ardmore Shipping Corp.	8,644	194,749
Battalion Oil Corp.*	1,010	3,373
Berry Corp.	15,962	103,115
Centrus Energy Corp., Class A*	2,938	125,599
Clean Energy Technologies, Inc. (x)*	2,220	2,930
Diversified Energy Co. plc	9,784	131,986
Empire Petroleum Corp.*	2,872	14,820
Encore Energy Corp.*	37,080	146,095
Energy Fuels, Inc. (x)*	33,732	204,416
Epsilon Energy Ltd.	4,138	22,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value Note 1)

Evolution Petroleum Corp.	6,389	$33,670
FutureFuel Corp.	5,614	28,800
Granite Ridge Resources, Inc. (x)	10,941	69,257
Hallador Energy Co.*	5,197	40,381
Kolibri Global Energy, Inc.*	3,691	13,177
Lightbridge Corp.*	2,875	9,689
NACCO Industries, Inc., Class A	886	24,516
Nordic American Tankers Ltd.	42,450	168,951
Overseas Shipholding Group, Inc., Class A	10,191	86,420
PHX Minerals, Inc.	7,554	24,626
PrimeEnergy Resources Corp.*	138	14,676
REX American Resources Corp.*	3,209	146,298
Riley Exploration Permian, Inc.	2,366	66,981
Ring Energy, Inc. (x)*	30,753	51,973
Sable Offshore Corp.*	10,470	157,783
SandRidge Energy, Inc.	6,768	87,510
SilverBow Resources, Inc.*	4,496	170,084
Stabilis Solutions, Inc.*	522	2,010
Teekay Corp.*	12,019	107,810
Ur-Energy, Inc.*	57,098	79,937
US Energy Corp.*	2,116	2,158
VAALCO Energy, Inc.	21,703	136,078
Verde Clean Fuels, Inc.*	627	2,596

Vertex Energy, Inc.*	17,874	16,886
Vivakor, Inc.*	1,722	3,444
W&T Offshore, Inc. (x)	20,229	43,290

		2,637,336

Total Energy		4,066,000

Financials (14.4%)
Banks (7.7%)
1895 Bancorp of Wisconsin, Inc.*	1,127	9,219
ACNB Corp. (x)	1,733	62,856
Affinity Bancshares, Inc.*	941	19,949
Amalgamated Financial Corp.	3,782	103,627
Amerant Bancorp, Inc., Class A	6,252	141,920
AmeriServ Financial, Inc.	3,286	7,426
Ames National Corp. (x)	1,851	37,927
Arrow Financial Corp.	3,439	89,586
Auburn National Bancorp, Inc. (x)	480	8,779
Bank First Corp. (x)	2,043	168,731
Bank of Marin Bancorp	3,390	54,884
Bank of the James Financial Group, Inc. (x)	831	9,357
Bank7 Corp.	845	26,449
BankFinancial Corp.	2,100	21,609
Bankwell Financial Group, Inc.	1,360	34,503
Bar Harbor Bankshares	3,199	85,989
BayCom Corp.	2,284	46,479
Bayfirst Financial Corp.	825	9,587
BCB Bancorp, Inc.	3,237	34,409
Blue Foundry Bancorp*	4,307	39,065
Blue Ridge Bankshares, Inc.*	3,842	10,028
Bogota Financial Corp.*	870	5,855
Bridgewater Bancshares, Inc.*	4,293	49,842
Broadway Financial Corp.*	810	4,163
Burke & Herbert Financial Services Corp.	2,703	137,799
Business First Bancshares, Inc.	5,051	109,910
BV Financial, Inc.	2,068	24,630
Byline Bancorp, Inc.	6,562	155,782
C&F Financial Corp.	666	32,101
California Bancorp*	1,661	35,712

Cambridge Bancorp	1,584	109,296
Camden National Corp.	3,054	100,782
Capital Bancorp, Inc.	1,959	40,160
Capital City Bank Group, Inc.	2,898	82,419
Carter Bankshares, Inc.*	4,871	73,650
Catalyst Bancorp, Inc.*	788	9,125
CB Financial Services, Inc.	1,024	23,204
Central Pacific Financial Corp.	4,035	85,542
Central Plains Bancshares, Inc. (x)*	855	8,644
CF Bankshares, Inc.	751	14,089
CFSB Bancorp, Inc. (x)*	485	3,288
Chemung Financial Corp.	728	34,944
ChoiceOne Financial Services, Inc. (x)	1,469	42,087
Citizens & Northern Corp.	3,119	55,799
Citizens Community Bancorp, Inc.	2,180	25,223
Citizens Financial Services, Inc.	939	42,219
Civista Bancshares, Inc.	3,247	50,296
CNB Financial Corp.	4,352	88,824
Coastal Financial Corp.*	2,348	108,337
Codorus Valley Bancorp, Inc. (x)	1,835	44,113
Colony Bankcorp, Inc.	3,528	43,218
Community Trust Bancorp, Inc.	3,245	141,677
Community West Bancshares	3,551	65,694
ConnectOne Bancorp, Inc.	7,598	143,526
CrossFirst Bankshares, Inc.*	9,512	133,358
Cullman Bancorp, Inc. (x)	1,213	12,542
Dime Community Bancshares, Inc.	7,383	150,613
Eagle Bancorp Montana, Inc. (x)	1,551	20,582
ECB Bancorp, Inc. (x)*	1,553	19,381
Enterprise Bancorp, Inc.	2,057	51,178
Equity Bancshares, Inc., Class A	3,057	107,606
Esquire Financial Holdings, Inc.	1,496	71,210
ESSA Bancorp, Inc. (x)	1,801	31,680
Evans Bancorp, Inc.	1,134	31,877
Farmers & Merchants Bancorp, Inc.	2,658	61,719
Farmers National Banc Corp.	7,692	96,073
Fidelity D&D Bancorp, Inc. (x)	997	43,669
Financial Institutions, Inc.	3,238	62,558
Finward Bancorp (x)	872	21,381
Finwise Bancorp*	2,157	22,023
First Bancorp, Inc. (The)	2,252	55,962
First Bancshares, Inc. (The)	6,462	167,883
First Bank	4,446	56,642
First Business Financial Services, Inc.	1,648	60,960
First Capital, Inc. (x)	669	20,371
First Community Bankshares, Inc.	3,611	133,029
First Community Corp.	1,574	27,152
First Financial Corp.	2,444	90,135
First Financial Northwest, Inc.	1,467	30,998
First Foundation, Inc.	10,897	71,375
First Guaranty Bancshares, Inc.	1,238	11,142
First Internet Bancorp	1,698	45,880
First Mid Bancshares, Inc.	4,824	158,613
First National Corp. (x)	1,031	15,661
First Northwest Bancorp	1,587	15,378
First of Long Island Corp. (The)	4,559	45,681
First Savings Financial Group, Inc.	1,228	21,846
First Seacoast Bancorp*	871	7,874
First United Corp.	1,330	27,159
First US Bancshares, Inc.	994	9,195
First Western Financial, Inc.*	1,710	29,070
Five Star Bancorp	3,436	81,261

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

Flushing Financial Corp.	5,741	$75,494
FNCB Bancorp, Inc. (x)	3,175	21,431
Franklin Financial Services Corp.	890	25,169
FS Bancorp, Inc.	1,395	50,848
FVCBankcorp, Inc.*	3,401	37,139
German American Bancorp, Inc.	5,984	211,534
Great Southern Bancorp, Inc.	1,822	101,321
Greene County Bancorp, Inc. (x)	1,463	49,318
Guaranty Bancshares, Inc.	1,717	54,154
Hanmi Financial Corp.	4,977	83,215
Hanover Bancorp, Inc.	1,146	18,909
HarborOne Bancorp, Inc.	8,325	92,657
Hawthorn Bancshares, Inc.	1,143	22,631
HBT Financial, Inc.	2,751	56,175
Heritage Commerce Corp.	12,798	111,343
Hingham Institution For Savings (The) (x)	325	58,136
HMN Financial, Inc.	814	18,632
Home Bancorp, Inc.	1,503	60,135
Home Federal Bancorp, Inc. of Louisiana (x)	372	4,308
HomeStreet, Inc.	3,819	43,537
HomeTrust Bancshares, Inc.	3,116	93,573
Horizon Bancorp, Inc.	9,147	113,148
IF Bancorp, Inc.	470	7,605
Independent Bank Corp.	4,273	115,371

Investar Holding Corp.	1,957	30,138
John Marshall Bancorp, Inc.	2,636	45,972
Kearny Financial Corp.	11,456	70,454
Kentucky First Federal Bancorp	877	2,771
Lake Shore Bancorp, Inc.	333	4,166
Landmark Bancorp, Inc.	918	17,626
LCNB Corp. (x)	2,616	36,389
LINKBANCORP, Inc.	4,871	29,811
Macatawa Bank Corp.	5,496	80,242
Magyar Bancorp, Inc.	1,137	12,780
MainStreet Bancshares, Inc.	1,520	26,950
Mercantile Bank Corp.	3,329	135,058
Meridian Corp. (x)	1,965	20,672
Metrocity Bankshares, Inc.	3,904	103,066
Metropolitan Bank Holding Corp.*	2,205	92,808
Mid Penn Bancorp, Inc.	3,152	69,186
Middlefield Banc Corp.	1,484	35,690
Midland States Bancorp, Inc.	3,419	77,440
MidWestOne Financial Group, Inc.	3,083	69,337
MVB Financial Corp.	2,399	44,717
National Bankshares, Inc. (x)	1,238	35,011
NB Bancorp, Inc.*	8,126	122,540
Nicolet Bankshares, Inc.	2,777	230,602
Northeast Bank	1,401	85,265
Northeast Community Bancorp, Inc.	2,622	46,724
Northfield Bancorp, Inc.	8,223	77,954
Northrim Bancorp, Inc.	1,130	65,133
Norwood Financial Corp. (x)	1,555	39,466
NSTS Bancorp, Inc. (x)*	848	8,166
Oak Valley Bancorp	1,431	35,732
Ohio Valley Banc Corp. (x)	940	18,800
Old Point Financial Corp.	768	11,267
Old Second Bancorp, Inc.	9,165	135,734
OP Bancorp	2,591	24,848
OptimumBank Holdings, Inc.*	541	2,326
Orange County Bancorp, Inc.	1,070	56,582
Origin Bancorp, Inc.	6,139	194,729

Orrstown Financial Services, Inc.	2,022	55,322
Parke Bancorp, Inc.	2,279	39,655
Pathfinder Bancorp, Inc. (x)	646	8,514
Patriot National Bancorp, Inc.*	236	441
PB Bankshares, Inc.*	440	6,222
PCB Bancorp	2,330	37,932
Peapack-Gladstone Financial Corp.	3,525	79,841
Penns Woods Bancorp, Inc.	1,562	32,099
Peoples Bancorp of North Carolina, Inc.	962	28,090
Peoples Bancorp, Inc.	7,264	217,920
Peoples Financial Services Corp.	1,357	61,798
Pioneer Bancorp, Inc.*	2,434	24,364
Plumas Bancorp	1,159	41,701
Ponce Financial Group, Inc.*	3,973	36,313
Preferred Bank	2,063	155,736
Premier Financial Corp.	7,442	152,263
Primis Financial Corp.	4,267	44,718
Princeton Bancorp, Inc.	1,119	37,039
Provident Bancorp, Inc. (x)*	3,411	34,758
Provident Financial Holdings, Inc. (x)	1,143	14,288
QCR Holdings, Inc.	3,443	206,580
RBB Bancorp	3,610	67,904
Red River Bancshares, Inc.	989	47,462
Republic Bancorp, Inc., Class A	1,749	93,764
Rhinebeck Bancorp, Inc. (x)*	999	7,852
Richmond Mutual Bancorp, Inc. (x)	2,004	23,527
Riverview Bancorp, Inc.	4,300	17,157
SB Financial Group, Inc.	1,333	18,662
Shore Bancshares, Inc.	6,440	73,738
Sierra Bancorp	2,782	62,261
SmartFinancial, Inc.	3,350	79,295
Sound Financial Bancorp, Inc. (x)	447	19,650
South Plains Financial, Inc.	2,521	68,067
Southern California Bancorp*	2,473	33,311
Southern First Bancshares, Inc.*	1,605	46,930
Southern Missouri Bancorp, Inc.	1,993	89,705
Southern States Bancshares, Inc.	1,736	47,115
SR Bancorp, Inc. (x)*	2,063	19,083
Stellar Bancorp, Inc.	10,286	236,167
Sterling Bancorp, Inc.*	4,539	23,739
Summit State Bank	1,127	10,650
TC Bancshares, Inc.	757	10,220
Territorial Bancorp, Inc.	1,642	13,300
Texas Community Bancshares, Inc. (x)	427	6,221
Third Coast Bancshares, Inc.*	2,427	51,622
Timberland Bancorp, Inc.	1,601	43,371
TrustCo Bank Corp.	3,033	87,259
Union Bankshares, Inc.	863	18,537
United Bancorp, Inc.	981	12,312
United Security Bancshares	3,052	22,127
Unity Bancorp, Inc.	1,521	44,976
Univest Financial Corp.	6,073	138,647
USCB Financial Holdings, Inc.	2,180	27,969
Village Bank and Trust Financial Corp.	107	4,922
Virginia National Bankshares Corp.	1,009	33,095
Washington Trust Bancorp, Inc.	3,581	98,155
West Bancorp, Inc.	3,434	61,469
Western New England Bancorp, Inc.	4,055	27,898
William Penn Bancorp	1,741	19,847

		11,980,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

Capital Markets (1.3%)
AlTi Global, Inc. (x)*	6,983	$36,381
Bakkt Holdings, Inc., Class A*	1,089	20,604
Binah Capital Group, Inc.*	369	2,288
Diamond Hill Investment Group, Inc.	581	81,776
Ellington Credit Co. (REIT) (x)	4,350	30,233
Forge Global Holdings, Inc. (x)*	23,843	34,811
Great Elm Group, Inc.*	3,025	5,445
Hennessy Advisors, Inc.	868	6,180
Heritage Global, Inc.*	6,513	16,022
MarketWise, Inc.	7,087	8,221
Marygold Companies, Inc. (The) (x)*	2,431	3,646
MDB Capital Holdings LLC, Class A*	326	2,438
Piper Sandler Cos.	7,242	1,666,891
Siebert Financial Corp. (x)*	3,391	5,900
Silvercrest Asset Management Group, Inc., Class A	2,057	32,069
Value Line, Inc.	154	6,633
Westwood Holdings Group, Inc.	1,808	22,021

		1,981,559

Consumer Finance (1.2%)
Atlanticus Holdings Corp.*	1,149	32,379
Consumer Portfolio Services, Inc. (x)*	1,696	16,621
Katapult Holdings, Inc.*	501	8,422
LendingTree, Inc.*	2,094	87,089
Medallion Financial Corp.	3,989	30,635
Moneylion, Inc. (x)*	1,770	130,166
NerdWallet, Inc., Class A*	101,457	1,481,272
Nicholas Financial, Inc.*	936	6,150
Oportun Financial Corp.*	7,012	20,335
OppFi, Inc. (x)	3,767	12,770
Regional Management Corp.	1,698	48,800
World Acceptance Corp.*	751	92,809

		1,967,448

Financial Services (2.4%)
Acacia Research Corp.*	7,862	39,389
Alerus Financial Corp.	3,746	73,459
A-Mark Precious Metals, Inc.	3,673	118,895
AppTech Payments Corp. (x)*	826	776
AvidXchange Holdings, Inc.*	126,184	1,521,779
Banco Latinoamericano de Comercio Exterior SA, Class E	5,727	169,920
Cantaloupe, Inc.*	12,172	80,335
Cass Information Systems, Inc.	2,832	113,478
I3 Verticals, Inc., Class A*	4,708	103,953
Income Opportunity Realty Investors, Inc. (REIT)*	184	2,990
International Money Express, Inc.*	6,610	137,752
NewtekOne, Inc.	4,858	61,065
Onity Group, Inc.*	1,324	31,750
Paymentus Holdings, Inc., Class A*	59,327	1,127,213
Paysign, Inc.*	6,893	29,709
Priority Technology Holdings, Inc.*	3,562	18,807
Security National Financial Corp., Class A*	2,683	21,437
Sezzle, Inc.*	491	43,316
SWK Holdings Corp. (x)*	637	10,823
Usio, Inc.*	4,797	7,339
Velocity Financial, Inc. (x)*	1,886	33,816
Waterstone Financial, Inc.	3,497	44,727
XBP Europe Holdings, Inc.*	3,660	6,405

		3,799,133

Insurance (0.9%)
Ambac Financial Group, Inc.*	9,042	115,918
American Coastal Insurance Corp.*	5,055	53,330
Atlantic American Corp.	194	328
Citizens, Inc., Class A (x)*	10,309	28,041
Crawford & Co., Class A	3,188	27,544
Donegal Group, Inc., Class A	3,236	41,680
eHealth, Inc.*	5,977	27,076
Fundamental Global, Inc.*	2,491	2,360
GoHealth, Inc., Class A*	966	9,390
Greenlight Capital Re Ltd., Class A*	5,812	76,137
HCI Group, Inc. (x)	1,694	156,136
Heritage Insurance Holdings, Inc.*	4,796	33,956
Hippo Holdings, Inc. (x)*	4,102	70,513
ICC Holdings, Inc.*	438	9,912
Investors Title Co.	297	53,499
James River Group Holdings Ltd.	6,507	50,299
Kingstone Cos., Inc.*	2,061	10,305
Kingsway Financial Services, Inc. (x)*	2,692	22,182
Maiden Holdings Ltd. (x)*	17,970	37,018
MBIA, Inc. (x)	9,301	51,063
NI Holdings, Inc.*	1,534	23,470
Root, Inc., Class A (x)*	1,798	92,795
Selectquote, Inc.*	27,870	76,921
Tiptree, Inc., Class A	5,280	87,067
United Fire Group, Inc.	4,366	93,825
Universal Insurance Holdings, Inc.	5,004	93,875

		1,344,640

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT)*	1,359	17,341
AFC Gamma, Inc. (REIT)	3,547	43,273
AG Mortgage Investment Trust, Inc. (REIT)	6,001	39,847
Angel Oak Mortgage REIT, Inc. (REIT)	2,500	32,750
Ares Commercial Real Estate Corp. (REIT) (x)	11,107	73,862
ARMOUR Residential REIT, Inc. (REIT) (x)	10,200	197,676
Cherry Hill Mortgage Investment Corp. (REIT) (x)	6,194	22,484
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,609	55,434
Dynex Capital, Inc. (REIT)	13,371	159,650
Ellington Financial, Inc. (REIT) (x)	17,215	207,957
Franklin BSP Realty Trust, Inc. (REIT)	17,148	216,065
Granite Point Mortgage Trust, Inc. (REIT)	10,784	32,028
Great Ajax Corp. (REIT)	7,052	25,176
Invesco Mortgage Capital, Inc. (REIT) (x)	10,199	95,565
Lument Finance Trust, Inc. (REIT)	6,907	16,577
Manhattan Bridge Capital, Inc. (REIT) (x)	1,909	9,812
Nexpoint Real Estate Finance, Inc. (REIT)	1,731	23,749
Orchid Island Capital, Inc. (REIT) (x)	11,049	92,149
Sachem Capital Corp. (REIT) (x)	9,651	24,996
Seven Hills Realty Trust (REIT)	2,775	35,187

		1,421,578

Total Financials		22,494,919

Health Care (25.3%)
Biotechnology (12.6%)
2seventy bio, Inc. (x)*	10,340	39,809
4D Molecular Therapeutics, Inc.*	10,381	217,897
89bio, Inc.*	16,883	135,233

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

Aadi Bioscience, Inc.*	3,957	$5,777
Abeona Therapeutics, Inc. (x)*	5,483	23,248
Absci Corp. (x)*	16,691	51,408
ACELYRIN, Inc.*	15,203	67,045
Achieve Life Sciences, Inc.*	7,186	33,774
Acrivon Therapeutics, Inc.*	2,583	14,981
Actinium Pharmaceuticals, Inc. (x)*	6,283	46,494
Acumen Pharmaceuticals, Inc.*	8,778	21,243
Acurx Pharmaceuticals, Inc. (x)*	2,283	5,137
ADC Therapeutics SA*	14,602	46,142
Adicet Bio, Inc.*	13,890	16,807
Adverum Biotechnologies, Inc.*	4,339	29,766
AEON Biopharma, Inc.*	2,705	2,840
Aerovate Therapeutics, Inc. (x)*	3,674	6,099
Agenus, Inc. (x)*	4,236	70,953
Aileron Therapeutics, Inc.*	2,576	7,136
Akebia Therapeutics, Inc.*	43,287	44,153
Aldeyra Therapeutics, Inc.*	10,416	34,477
Alector, Inc.*	16,831	76,413
Allakos, Inc.*	16,565	16,565
Altimmune, Inc. (x)*	14,809	98,480
ALX Oncology Holdings, Inc.*	6,906	41,643
AnaptysBio, Inc.*	4,086	102,395
Anavex Life Sciences Corp. (x)*	15,251	64,359
Anika Therapeutics, Inc.*	3,072	77,814
Anixa Biosciences, Inc.*	6,807	15,043
Annexon, Inc.*	17,571	86,098
Annovis Bio, Inc. (x)*	1,744	10,045
Applied Therapeutics, Inc.*	20,045	93,610
Arbutus Biopharma Corp.*	29,160	90,104
ARCA biopharma, Inc.*	1,466	5,615
Arcellx, Inc.*	22,609	1,247,791
Arcturus Therapeutics Holdings, Inc.*	4,778	116,344
Armata Pharmaceuticals, Inc. (x)*	2,302	6,331
ArriVent Biopharma, Inc.*	2,053	38,083
ARS Pharmaceuticals, Inc. (x)*	10,273	87,423
Assembly Biosciences, Inc.*	684	9,384
Astria Therapeutics, Inc.*	9,315	84,767
Atossa Therapeutics, Inc.*	26,459	31,486
aTyr Pharma, Inc.*	14,130	22,043
Aura Biosciences, Inc.*	9,667	73,083
Avid Bioservices, Inc.*	12,971	92,613
Avita Medical, Inc. (x)*	5,355	42,412
Benitec Biopharma, Inc.*	533	3,726
Beyondspring, Inc. (x)*	4,632	11,117
BioAtla, Inc.*	8,746	11,982
Biomea Fusion, Inc. (x)*	5,765	25,942
Bioxcel Therapeutics, Inc.*	5,927	7,587
Black Diamond Therapeutics, Inc.*	7,774	36,227
Bluebird Bio, Inc. (x)*	40,023	39,391
Bolt Biotherapeutics, Inc.*	5,059	3,794
Boundless Bio, Inc.*	523	2,024
C4 Therapeutics, Inc. (x)*	12,241	56,553
Cabaletta Bio, Inc.*	8,974	67,126
Candel Therapeutics, Inc. (x)*	4,138	25,656
Capricor Therapeutics, Inc. (x)*	5,325	25,400
Cardiff Oncology, Inc.*	8,597	19,085
CareDx, Inc.*	10,396	161,450
Cargo Therapeutics, Inc.*	4,115	67,568
Caribou Biosciences, Inc.*	17,178	28,172
Carisma Therapeutics, Inc.*	4,511	6,857
Carmell Corp.*	920	1,224

Cartesian Therapeutics, Inc. (x)*	1,509	40,758
Celcuity, Inc. (x)*	4,876	79,869
Cellectar Biosciences, Inc.*	7,463	18,657
CEL-SCI Corp. (x)*	9,613	11,151
Celularity, Inc., Class A*	1,099	3,440
Century Therapeutics, Inc.*	9,572	24,409
CervoMed, Inc.*	1,134	19,414
Checkpoint Therapeutics, Inc. (x)*	6,814	14,650
Chimerix, Inc. (x)*	7,747	6,786
Cibus, Inc., Class A*	3,100	30,535
Cidara Therapeutics, Inc.*	941	11,236
Cogent Biosciences, Inc.*	19,117	161,156
Coherus Biosciences, Inc. (x)*	22,978	39,752
Compass Therapeutics, Inc.*	21,266	21,266
Corbus Pharmaceuticals Holdings, Inc.*	2,120	95,930
Corvus Pharmaceuticals, Inc. (x)*	8,773	15,967
Coya Therapeutics, Inc. (x)*	2,776	16,823
Crinetics Pharmaceuticals, Inc.*	32,787	1,468,530
Cue Biopharma, Inc.*	10,185	12,629
Cullinan Therapeutics, Inc.*	8,061	140,584
Curis, Inc.*	1,240	8,556
Cyclo Therapeutics, Inc.*	2,034	2,583
CytomX Therapeutics, Inc. (x)*	14,244	17,378
Design Therapeutics, Inc.*	6,433	21,551
DiaMedica Therapeutics, Inc.*	5,034	14,850
Dianthus Therapeutics, Inc.*	4,980	128,882
Disc Medicine, Inc.*	3,424	154,320
Dyadic International, Inc. (x)*	4,788	7,086
Eagle Pharmaceuticals, Inc.*	2,262	12,667
Eledon Pharmaceuticals, Inc.*	3,056	8,068
Elevation Oncology, Inc.*	10,905	29,444
Elicio Therapeutics, Inc.*	1,580	6,494
Eliem Therapeutics, Inc.*	1,537	10,928
Elutia, Inc.*	2,263	11,224
Emergent BioSolutions, Inc.*	10,966	74,788
Enanta Pharmaceuticals, Inc.*	4,186	54,292
Entrada Therapeutics, Inc.*	5,152	73,416
Equillium, Inc.*	3,256	2,257
Erasca, Inc.*	23,525	55,519
Estrella Immunopharma, Inc.*	929	975
Exagen, Inc.*	835	1,520
Fennec Pharmaceuticals, Inc. (x)*	4,902	29,951
Fibrobiologics, Inc.*	3,969	19,805
FibroGen, Inc.*	20,809	18,568
Foghorn Therapeutics, Inc.*	5,273	30,320
Fortress Biotech, Inc.*	3,072	5,253
G1 Therapeutics, Inc.*	10,509	23,961
Gain Therapeutics, Inc.*	4,071	5,211
Galectin Therapeutics, Inc. (x)*	4,902	11,079
Galecto, Inc.*	749	355
Genelux Corp.*	3,897	7,599
Generation Bio Co.*	10,335	29,145
GlycoMimetics, Inc.*	8,756	2,466
Greenwich Lifesciences, Inc. (x)*	1,220	21,057
HCW Biologics, Inc.*	3,382	2,188
Heron Therapeutics, Inc. (x)*	24,506	85,771
HilleVax, Inc. (x)*	6,572	95,031
Humacyte, Inc.*	18,347	88,066
IGM Biosciences, Inc. (x)*	3,178	21,833
Immix Biopharma, Inc. (x)*	1,151	2,279
ImmuCell Corp.*	1,094	5,306
Immuneering Corp., Class A*	5,257	6,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

Immunic, Inc. (x)*	17,908	$19,878
Immunome, Inc. (x)*	55,443	670,860
IN8bio, Inc. (x)*	4,778	4,045
Inhibrx Biosciences, Inc.*	2,185	30,961
Inmune Bio, Inc. (x)*	2,570	22,667
Inovio Pharmaceuticals, Inc.*	5,307	42,881
Inozyme Pharma, Inc. (x)*	10,781	48,083
Intensity Therapeutics, Inc.*	1,128	5,527
Invivyd, Inc.*	16,585	18,243
iTeos Therapeutics, Inc.*	5,417	80,388
Janux Therapeutics, Inc.*	23,343	977,838
Jasper Therapeutics, Inc.*	2,357	53,504
KalVista Pharmaceuticals, Inc. (x)*	7,959	93,757
Karyopharm Therapeutics, Inc.*	24,631	21,370
Kiniksa Pharmaceuticals International plc, Class A*	7,801	145,645
Kodiak Sciences, Inc.*	6,904	16,224
Korro Bio, Inc.*	1,273	43,117
Kronos Bio, Inc.*	10,323	12,801
Krystal Biotech, Inc.*	4,388	805,812
Kyverna Therapeutics, Inc.*	3,518	26,385
Lantern Pharma, Inc.*	1,270	5,931
Larimar Therapeutics, Inc.*	8,784	63,684
Leap Therapeutics, Inc.*	3,732	7,315
LENZ Therapeutics, Inc. (x)	2,626	45,404
Lexeo Therapeutics, Inc. (x)*	2,186	35,063
Lexicon Pharmaceuticals, Inc. (x)*	23,957	40,248
Lineage Cell Therapeutics, Inc. (x)*	30,932	30,848
Lyell Immunopharma, Inc.*	33,326	48,323
MacroGenics, Inc.*	12,812	54,451
MAIA Biotechnology, Inc. (x)*	2,699	9,231
MannKind Corp.*	55,270	288,509
Marker Therapeutics, Inc.*	888	4,822
MediciNova, Inc.*	9,623	13,857
MEI Pharma, Inc.	831	2,418
MeiraGTx Holdings plc*	8,094	34,076
Mersana Therapeutics, Inc.*	23,681	47,599
Metagenomi, Inc.*	1,334	5,443
MiMedx Group, Inc.*	24,752	171,531
Mineralys Therapeutics, Inc.*	5,955	69,673
MiNK Therapeutics, Inc.*	2,479	2,353
Mirum Pharmaceuticals, Inc.*	8,170	279,332
Monte Rosa Therapeutics, Inc.*	6,085	22,758
Mural Oncology plc*	3,481	10,930
Neurogene, Inc.*	2,149	78,202
NextCure, Inc. (x)*	5,154	8,195
Nkarta, Inc.*	11,031	65,193
NKGen Biotech, Inc.*	1,854	2,355
Nurix Therapeutics, Inc.*	12,608	263,129
Nuvectis Pharma, Inc.*	1,936	12,255
Ocean Biomedical, Inc.*	1,633	1,992
Ocugen, Inc.*	53,421	82,803
Olema Pharmaceuticals, Inc.*	8,325	90,076
Omega Therapeutics, Inc.*	5,027	10,406
Oncocyte Corp.*	1,109	3,272
Organogenesis Holdings, Inc., Class A*	15,102	42,286
Orgenesis, Inc.*	1,473	884
ORIC Pharmaceuticals, Inc.*	12,834	90,736
Outlook Therapeutics, Inc. (x)*	1,761	12,996
Ovid therapeutics, Inc.*	11,551	8,885
Palatin Technologies, Inc.*	4,304	8,393
Passage Bio, Inc.*	10,842	8,611

PDS Biotechnology Corp.*	7,002	20,516
PepGen, Inc.*	3,239	51,694
PharmaCyte Biotech, Inc.*	1,151	2,256
PMV Pharmaceuticals, Inc.*	9,587	15,531
Poseida Therapeutics, Inc., Class A*	14,335	41,858
Praxis Precision Medicines, Inc.*	3,594	148,648
Precigen, Inc. (x)*	26,747	42,260
Precision BioSciences, Inc.*	1,293	12,581
Prelude Therapeutics, Inc.*	3,099	11,807
Protalix BioTherapeutics, Inc.*	14,966	17,510
Protara Therapeutics, Inc. (x)*	3,839	7,985
Puma Biotechnology, Inc.*	8,708	28,388
Pyxis Oncology, Inc. (x)*	10,198	33,755
Q32 Bio, Inc.*	1,265	22,707
Quince Therapeutics, Inc. (x)*	7,357	5,518
Rallybio Corp.*	5,342	7,158
RAPT Therapeutics, Inc.*	6,285	19,169
Regulus Therapeutics, Inc.*	13,173	23,514
Reneo Pharmaceuticals, Inc.*	4,268	6,445
Renovaro, Inc. (x)*	10,190	17,833
Replimune Group, Inc.*	10,483	94,347
Rezolute, Inc.*	7,144	30,719
Rhythm Pharmaceuticals, Inc.*	10,882	446,815
Rigel Pharmaceuticals, Inc.*	3,320	27,290
SAB Biotherapeutics, Inc.*	661	2,049
Sagimet Biosciences, Inc., Class A*	5,620	19,220
Savara, Inc. (x)*	20,269	81,684
Scholar Rock Holding Corp.*	14,284	118,986
SELLAS Life Sciences Group, Inc. (x)*	12,159	14,469
Sensei Biotherapeutics, Inc. (x)*	569	353
Sera Prognostics, Inc., Class A*	5,730	33,922
Shattuck Labs, Inc. (x)*	8,208	31,683
Skye Bioscience, Inc.*	3,591	28,764
Solid Biosciences, Inc.*	4,716	26,740
Spero Therapeutics, Inc.*	9,706	12,618
Stoke Therapeutics, Inc.*	7,417	100,204
Surrozen, Inc.*	289	3,165
Sutro Biopharma, Inc.*	17,073	50,024
Syros Pharmaceuticals, Inc. (x)*	5,252	27,100
Tango Therapeutics, Inc.*	9,952	85,388
Taysha Gene Therapies, Inc.*	33,352	74,708
Tempest Therapeutics, Inc.*	3,699	8,101
Tenaya Therapeutics, Inc.*	11,527	35,734
Tevogen Bio Holdings, Inc.*	4,570	3,305
Tourmaline Bio, Inc. (x)	4,815	61,921
TScan Therapeutics, Inc. (x)*	8,018	46,905
Turnstone Biologics Corp.*	3,255	8,528
Twist Bioscience Corp.*	37,115	1,829,027
Tyra Biosciences, Inc. (x)*	4,239	67,782
Unicycive Therapeutics, Inc.*	4,503	2,256
UNITY Biotechnology, Inc. (x)*	633	855
UroGen Pharma Ltd. (x)*	7,157	120,094
Vanda Pharmaceuticals, Inc.*	11,894	67,201
Vera Therapeutics, Inc., Class A*	31,665	1,145,640
Verastem, Inc.*	5,341	15,916
Verve Therapeutics, Inc. (x)*	14,805	72,248
Vigil Neuroscience, Inc.*	3,819	15,276
Viracta Therapeutics, Inc. (x)*	3,342	1,817
Viridian Therapeutics, Inc.*	13,044	169,702
Vistagen Therapeutics, Inc.*	4,710	16,391
Vor BioPharma, Inc.*	9,445	9,445
Voyager Therapeutics, Inc.*	9,618	76,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

Werewolf Therapeutics, Inc. (x)*	6,374	$15,553
X4 Pharmaceuticals, Inc.*	35,049	20,328
XBiotech, Inc.*	3,941	20,257
Xenon Pharmaceuticals, Inc.*	23,335	909,832
Xilio Therapeutics, Inc.*	5,675	5,377
XOMA Corp.*	1,675	39,681
Y-mAbs Therapeutics, Inc. (x)*	7,675	92,714
Zura Bio Ltd., Class A (x)*	4,181	14,633
Zymeworks, Inc.*	11,687	99,456

		19,657,445

Health Care Equipment & Supplies (6.2%)
Accuray, Inc.*	19,910	36,236
AngioDynamics, Inc.*	7,927	47,958
Apyx Medical Corp.*	6,706	8,986
Artivion, Inc.*	8,280	212,382
Aspira Women’s Health, Inc.*	957	1,426
Axogen, Inc.*	8,821	63,864
Beyond Air, Inc.*	4,817	2,588
Bioventus, Inc., Class A*	7,817	44,948
Cerus Corp.*	37,518	66,032
ClearPoint Neuro, Inc. (x)*	5,323	28,691
Co-Diagnostics, Inc. (x)*	6,691	8,364
Cutera, Inc.*	3,290	4,968
CVRx, Inc. (x)*	2,763	33,128
CytoSorbents Corp. (x)*	2,317	1,629
Delcath Systems, Inc.*	4,259	35,648
DIH Holdings US, Inc.*	1,947	5,198
ElectroCore, Inc.*	418	2,688
Electromed, Inc.*	1,570	23,597
Envoy Medical, Inc.*	785	1,853
enVVeno Medical Corp. (x)*	2,115	11,104
FONAR Corp.*	1,238	19,808
Fractyl Health, Inc.*	1,574	6,721
HeartBeam, Inc.*	2,384	6,127
Hyperfine, Inc., Class A (x)*	5,541	4,710
Inogen, Inc.*	4,929	40,073
iRadimed Corp.	1,687	74,127
IRIDEX Corp.*	3,038	6,562
Kewaunee Scientific Corp.*	571	26,951
KORU Medical Systems, Inc.*	7,603	20,148
LENSAR, Inc.*	1,472	6,624
Modular Medical, Inc.*	2,512	3,969
Monogram Technologies, Inc.*	2,443	5,252
Myomo, Inc.*	5,506	17,674
Neuronetics, Inc.*	5,626	10,127
NeuroPace, Inc.*	2,834	21,425
Nevro Corp.*	7,491	63,074
OraSure Technologies, Inc.*	15,577	66,358
Orchestra BioMed Holdings, Inc. (x)*	4,813	39,226
Orthofix Medical, Inc.*	7,008	92,926
OrthoPediatrics Corp.*	3,404	97,899
Outset Medical, Inc.*	10,722	41,280
Owlet, Inc.*	687	2,830
Precision Optics Corp., Inc.*	672	3,965
PROCEPT BioRobotics Corp.*	28,081	1,715,468
Pro-Dex, Inc. (x)*	404	7,934
Pulmonx Corp.*	7,881	49,965
Pulse Biosciences, Inc. (x)*	3,816	42,701
Retractable Technologies, Inc.*	3,277	3,539
Rockwell Medical, Inc. (x)*	6,059	10,664
RxSight, Inc.*	41,328	2,486,706
Sanara Medtech, Inc. (x)*	824	23,253

Semler Scientific, Inc.*	992	34,125
Sensus Healthcare, Inc.*	2,975	15,857
SI-BONE, Inc.*	8,461	109,401
Sight Sciences, Inc. (x)*	7,297	48,671
Spectral AI, Inc.*	1,017	1,790
Stereotaxis, Inc.*	11,820	21,512
Surmodics, Inc.*	2,872	120,739
Tactile Systems Technology, Inc.*	5,020	59,939
Tela Bio, Inc.*	3,409	16,022
TransMedics Group, Inc.*	7,993	1,203,906
UFP Technologies, Inc.*	8,426	2,223,369
Utah Medical Products, Inc.	717	47,903
Vivani Medical, Inc. (x)*	4,743	5,976
VolitionRX Ltd. (x)*	6,603	3,995
Zimvie, Inc.*	5,628	102,711
Zynex, Inc. (x)*	3,220	30,010

		9,705,300

Health Care Providers & Services (0.7%)
Accolade, Inc.*	15,399	55,128
AirSculpt Technologies, Inc. (x)*	2,657	10,628
Aveanna Healthcare Holdings, Inc.*	10,868	29,996
Biodesix, Inc.*	7,173	10,975
CareMax, Inc.*	189	527
Castle Biosciences, Inc.*	5,386	117,253
Cross Country Healthcare, Inc.*	6,935	95,980
Cryo-Cell International, Inc. (x)*	1,156	8,797
DocGo, Inc. (x)*	21,145	65,338
Enzo Biochem, Inc.*	8,772	9,562
GeneDx Holdings Corp., Class A*	2,532	66,187
InfuSystem Holdings, Inc.*	4,114	28,099
Joint Corp. (The)*	2,279	32,043
ModivCare, Inc.*	2,318	60,824
Nano-X Imaging Ltd. (x)*	11,288	82,854
NeueHealth, Inc.*	560	3,046
Oncology Institute, Inc. (The)*	4,773	2,196
Pennant Group, Inc. (The)*	6,032	139,882
Performant Financial Corp.*	14,683	42,581
PetIQ, Inc., Class A*	5,630	124,198
Psychemedics Corp. (x)*	405	980
Quipt Home Medical Corp.*	8,420	27,112
Sonida Senior Living, Inc. (x)*	753	20,708
Talkspace, Inc.*	25,588	58,852
Viemed Healthcare, Inc.*	7,128	46,688

		1,140,434

Health Care Technology (0.3%)
Augmedix, Inc. (x)*	6,625	5,830
DarioHealth Corp. (x)*	4,429	5,271
Forian, Inc. (x)*	3,495	9,262
Health Catalyst, Inc.*	12,114	77,408
HealthStream, Inc.	5,098	142,234
iCAD, Inc.*	5,612	7,296
LifeMD, Inc.*	7,227	49,577
OptimizeRx Corp.*	3,654	36,540
Simulations Plus, Inc.	3,313	161,078
Streamline Health Solutions, Inc.*	4,221	1,945
TruBridge, Inc.*	2,715	27,150

		523,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

Life Sciences Tools & Services (0.6%)
Adaptive Biotechnologies Corp.*	24,135	$87,369
Akoya Biosciences, Inc. (x)*	5,483	12,830
Alpha Teknova, Inc.*	1,137	1,558
BioLife Solutions, Inc.*	7,381	158,175
Champions Oncology, Inc.*	1,269	6,561
ChromaDex Corp. (x)*	10,043	27,417
Codexis, Inc.*	14,598	45,254
Conduit Pharmaceuticals, Inc.*	4,745	5,030
Harvard Bioscience, Inc.*	8,454	24,094
Inotiv, Inc. (x)*	3,512	5,830
Lifecore Biomedical, Inc. (x)*	4,469	22,926
MaxCyte, Inc.*	21,763	85,311
Nautilus Biotechnology, Inc., Class A*	9,988	23,372
OmniAb, Inc. (x)*	19,287	72,326
Personalis, Inc.*	7,896	9,238
Quanterix Corp.*	7,479	98,797
Quantum-Si, Inc. (x)*	21,735	22,822
Rapid Micro Biosystems, Inc., Class A*	2,177	1,437
Seer, Inc., Class A*	12,950	21,756
Singular Genomics Systems, Inc.*	356	3,008
Standard BioTools, Inc.*	62,772	111,106

		846,217

Pharmaceuticals (4.9%)
Aclaris Therapeutics, Inc.*	14,152	15,567
Alimera Sciences, Inc.*	4,444	24,709
Alto Neuroscience, Inc.*	1,853	19,809
Amylyx Pharmaceuticals, Inc.*	13,072	24,837
AN2 Therapeutics, Inc. (x)*	3,242	6,970
Anebulo Pharmaceuticals, Inc.*	366	999
Aquestive Therapeutics, Inc.*	15,466	40,212
Atea Pharmaceuticals, Inc.*	16,234	53,735
Athira Pharma, Inc.*	6,673	17,683
Avadel Pharmaceuticals plc (ADR)*	52,706	741,046
Biote Corp., Class A*	5,720	42,728
Bright Green Corp.*	4,051	1,026
CalciMedica, Inc.*	1,166	4,617
Clearside Biomedical, Inc.*	14,790	19,227
Cognition Therapeutics, Inc. (x)*	6,586	10,933
Collegium Pharmaceutical, Inc.*	6,795	218,799
Contineum Therapeutics, Inc., Class A*	1,452	25,570
CorMedix, Inc. (x)*	11,479	49,704
Durect Corp. (x)*	2,220	2,864
Enliven Therapeutics, Inc. (x)*	7,334	171,396
Esperion Therapeutics, Inc. (x)*	39,323	87,297
Eton Pharmaceuticals, Inc.*	3,818	12,561
Evolus, Inc.*	95,484	1,036,001
EyePoint Pharmaceuticals, Inc. (x)*	10,406	90,532
Fulcrum Therapeutics, Inc.*	12,959	80,346
Harrow, Inc. (x)*	6,359	132,839
Ikena Oncology, Inc.*	5,488	9,055
JanOne, Inc.*	1,852	4,148
Journey Medical Corp.*	1,499	8,454
Liquidia Corp. (x)*	12,002	144,024
Longboard Pharmaceuticals, Inc. (x)*	53,677	1,450,889
Lyra Therapeutics, Inc.*	6,139	1,699
Marinus Pharmaceuticals, Inc.*	10,864	12,711
MediWound Ltd.*	1,678	26,043
Mind Medicine MindMed, Inc.*	15,019	108,287
Nektar Therapeutics*	37,137	46,050
Nuvation Bio, Inc.*	37,425	109,281

Ocular Therapeutix, Inc. (x)*	32,388	221,534
Ocuphire Pharma, Inc. (x)*	5,182	7,928
Omeros Corp. (x)*	11,767	47,774
Optinose, Inc.*	14,416	14,993
Oramed Pharmaceuticals, Inc.*	7,787	20,013
Phathom Pharmaceuticals, Inc. (x)*	7,110	73,233
Phibro Animal Health Corp., Class A	4,266	71,541
ProPhase Labs, Inc. (x)*	3,246	13,568
Relmada Therapeutics, Inc. (x)*	4,920	14,760
Revance Therapeutics, Inc.*	21,676	55,707
Reviva Pharmaceuticals Holdings, Inc. (x)*	4,332	5,545
Scilex Holding Co. (r)*	10,878	15,746
scPharmaceuticals, Inc.*	5,882	25,587
SCYNEXIS, Inc.*	7,662	15,324
SIGA Technologies, Inc.	9,676	73,441
Tarsus Pharmaceuticals, Inc.*	56,661	1,540,046
Telomir Pharmaceuticals, Inc.*	716	3,444
Terns Pharmaceuticals, Inc.*	12,004	81,747
TherapeuticsMD, Inc.*	1,137	1,831
Theravance Biopharma, Inc.*	7,700	65,296
Third Harmonic Bio, Inc. (x)*	4,146	53,898
Trevi Therapeutics, Inc.*	12,262	36,541
Ventyx Biosciences, Inc.*	12,674	29,277
Verrica Pharmaceuticals, Inc. (x)*	3,934	28,679
VYNE Therapeutics, Inc.*	1,173	2,311
WaVe Life Sciences Ltd. (x)*	16,152	80,598
Xeris Biopharma Holdings, Inc.*	29,169	65,630
Zevra Therapeutics, Inc. (x)*	8,800	43,120

		7,561,760

Total Health Care		39,434,747

Industrials (16.9%)
Aerospace & Defense (2.1%)
AeroVironment, Inc.*	5,505	1,002,791
AerSale Corp.*	7,089	49,056
Archer Aviation, Inc., Class A (x)*	48,575	170,984
Astronics Corp.*	5,963	119,439
Byrna Technologies, Inc. (x)*	3,600	35,928
Cadre Holdings, Inc.	5,429	182,197
CPI Aerostructures, Inc.*	1,969	4,863
Ducommun, Inc.*	2,830	164,310
Innovative Solutions and Support, Inc.*	2,886	17,316
Intuitive Machines, Inc.*	5,916	19,523
Kratos Defense & Security Solutions, Inc.*	60,951	1,219,630
National Presto Industries, Inc.	1,085	81,516
Optex Systems Holdings, Inc.*	825	5,957
Park Aerospace Corp.	3,887	53,174
Redwire Corp. (x)*	4,661	33,419
Terran Orbital Corp. (x)*	31,832	26,102
Virgin Galactic Holdings, Inc.*	3,939	33,206
VirTra, Inc.*	2,228	17,133

		3,236,544

Air Freight & Logistics (0.0%)†
Air T, Inc.*	179	3,818
Freightos Ltd.*	1,095	2,606
Radiant Logistics, Inc.*	7,457	42,431

		48,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

Building Products (0.6%)
Alpha Pro Tech Ltd.*	2,064	$11,352
Caesarstone Ltd.*	4,245	21,225
Gibraltar Industries, Inc.*	7,374	505,487
Insteel Industries, Inc.	3,907	120,961
Quanex Building Products Corp.	6,877	190,149

		849,174

Commercial Services & Supplies (3.4%)
ACCO Brands Corp.	19,472	91,518
Acme United Corp. (x)	479	16,799
Aqua Metals, Inc. (x)*	6,915	2,213
ARC Document Solutions, Inc.	7,761	20,489
Aris Water Solutions, Inc., Class A	41,235	646,152
Bitcoin Depot, Inc.*	2,456	4,421
Bridger Aerospace Group Holdings, Inc.*	2,002	7,487
BrightView Holdings, Inc.*	9,223	122,666
CECO Environmental Corp.*	6,096	175,870
CompX International, Inc.	331	8,166
Ennis, Inc.	5,367	117,484
Enviri Corp.*	16,489	142,300
Fuel Tech, Inc.*	4,305	4,606
Interface, Inc., Class A	11,980	175,866
LanzaTech Global, Inc. (x)*	23,121	42,774
Liquidity Services, Inc.*	4,532	90,549
Mobile Infrastructure Corp., Class A*	1,025	3,516
Montrose Environmental Group, Inc.*	30,274	1,349,009
NL Industries, Inc.	1,860	11,216
Odyssey Marine Exploration, Inc., Class B (x)*	3,708	18,095
Perma-Fix Environmental Services, Inc.*	2,667	27,017
Quad/Graphics, Inc.	6,405	34,907
Quest Resource Holding Corp.*	3,687	32,446
Team, Inc.*	548	4,866
Viad Corp.*	4,261	144,874
Virco Mfg. Corp.	2,195	30,598
VSE Corp.	21,831	1,927,241

		5,253,145

Construction & Engineering (2.7%)
Argan, Inc.	2,583	188,972
Bowman Consulting Group Ltd., Class A (x)*	2,766	87,931
Concrete Pumping Holdings, Inc.*	5,066	30,447
Great Lakes Dredge & Dock Corp.*	13,722	120,479
Limbach Holdings, Inc.*	2,130	121,261
Matrix Service Co.*	5,503	54,645
Northwest Pipe Co.*	2,014	68,415
Orion Group Holdings, Inc.*	6,388	60,750
Primoris Services Corp.	27,966	1,395,224
Shimmick Corp. (x)*	269	417
Southland Holdings, Inc. (x)*	1,997	9,146
Sterling Infrastructure, Inc.*	16,343	1,934,031
Tutor Perini Corp.*	9,017	196,390

		4,268,108

Electrical Equipment (0.7%)
Allient, Inc.	3,001	75,835
American Superconductor Corp.*	7,105	166,186
Amprius Technologies, Inc. (x)*	3,242	4,117
Babcock & Wilcox Enterprises, Inc.*	12,145	17,610
Beam Global (x)*	3,068	14,144

Blink Charging Co. (x)*	19,985	54,759
Broadwind, Inc.*	4,064	13,330
Energy Vault Holdings, Inc. (x)*	21,121	20,057
Espey Mfg. & Electronics Corp.	330	7,013
Flux Power Holdings, Inc. (x)*	2,599	8,083
Freyr Battery, Inc.*	23,163	39,377
Ideal Power, Inc. (x)*	1,662	11,734
LSI Industries, Inc.	5,815	84,143
NeoVolta, Inc. (x)*	5,921	15,631
Orion Energy Systems, Inc.*	2,060	2,287
Pioneer Power Solutions, Inc.*	1,655	6,570
Preformed Line Products Co.	503	62,644
Servotronics, Inc.*	172	2,047
SES AI Corp. (x)*	26,921	33,651
SKYX Platforms Corp.*	15,208	14,448
SolarMax Technology, Inc.*	976	3,211
Stem, Inc.*	31,456	34,916
SunPower Corp.*	18,270	54,079
Thermon Group Holdings, Inc.*	6,943	213,567
Tigo Energy, Inc.*	1,423	2,191
TPI Composites, Inc. (x)*	9,553	38,116
Ultralife Corp.*	2,097	22,270

		1,022,016

Ground Transportation (0.6%)
Covenant Logistics Group, Inc., Class A	1,679	82,758
FTAI Infrastructure, Inc.	20,955	180,841
PAM Transportation Services, Inc.*	1,195	20,757
Proficient Auto Logistics, Inc.*	39,529	634,836
Universal Logistics Holdings, Inc.	1,417	57,516

		976,708

Machinery (2.6%)
374Water, Inc.*	13,462	16,154
Blue Bird Corp.*	39,916	2,149,477
ClearSign Technologies Corp.*	476	397
Columbus McKinnon Corp.	5,913	204,235
Commercial Vehicle Group, Inc.*	6,872	33,673
Douglas Dynamics, Inc.	4,719	110,425
Eastern Co. (The)	1,043	26,565
FreightCar America, Inc.*	3,027	10,564
Gencor Industries, Inc.*	2,206	42,664
Graham Corp.*	2,137	60,178
Hurco Cos., Inc.	1,299	19,823
Hydrofarm Holdings Group, Inc. (x)*	3,758	2,593
Hyliion Holdings Corp. (x)*	29,576	47,913
Hyster-Yale, Inc.	2,386	166,376
L B Foster Co., Class A*	1,900	40,888
Luxfer Holdings plc	5,570	64,556
Manitex International, Inc.*	3,194	14,149
Manitowoc Co., Inc. (The)*	7,234	83,408
Mayville Engineering Co., Inc.*	2,639	43,966
Miller Industries, Inc.	2,311	127,151
NN, Inc. (x)*	9,553	28,659
Novusterra, Inc. (r)(x)*	957	—
Palladyne AI Corp.*	2,625	4,200
Park-Ohio Holdings Corp.	1,786	46,239
Perma-Pipe International Holdings, Inc.*	1,685	14,996
REV Group, Inc.	10,711	266,597
Shyft Group, Inc. (The)	7,023	83,293
Taylor Devices, Inc.*	512	23,030
TechPrecision Corp.*	1,513	5,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

Titan International, Inc.*	10,377	$76,894
Twin Disc, Inc.	2,313	27,247
Wabash National Corp.	9,306	203,243
Xos, Inc.*	793	5,480

		4,050,223

Marine Transportation (0.2%)
Genco Shipping & Trading Ltd.	8,786	187,230
Himalaya Shipping Ltd.	6,145	56,288
Pangaea Logistics Solutions Ltd.	6,547	51,263
Safe Bulkers, Inc.	13,332	77,592

		372,373

Passenger Airlines (0.2%)
Blade Air Mobility, Inc.*	11,969	41,652
Hawaiian Holdings, Inc.*	10,630	132,131
Spirit Airlines, Inc.	22,835	83,576
Surf Air Mobility, Inc. (x)*	4,909	1,887
Volato Group, Inc., Class A*	2,815	1,646

		260,892

Professional Services (3.3%)
Aeries Technology, Inc.*	1,468	2,775
Asure Software, Inc.*	4,911	41,252
Barrett Business Services, Inc.	5,380	176,303
BGSF, Inc.	2,020	17,271
BlackSky Technology, Inc., Class A (x)*	22,599	24,181
CRA International, Inc.	7,215	1,242,567
DLH Holdings Corp.*	1,754	18,522
FiscalNote Holdings, Inc. (x)*	12,453	18,181
Forrester Research, Inc.*	2,517	42,990
Franklin Covey Co.*	2,466	93,708
Heidrick & Struggles International, Inc.	4,211	132,983
HireQuest, Inc. (x)	1,053	13,005
Hudson Global, Inc.*	452	7,508
IBEX Holdings Ltd.*	1,888	30,548
ICF International, Inc.	8,119	1,205,347
Innodata, Inc. (x)*	5,637	83,597
Kelly Services, Inc., Class A	6,479	138,715
Mastech Digital, Inc. (x)*	701	5,258
Mistras Group, Inc.*	4,276	35,448
RCM Technologies, Inc.*	1,230	23,026
Resources Connection, Inc.	6,834	75,447
Skillsoft Corp.*	923	12,765
Spire Global, Inc.*	4,637	50,265
Steel Connect, Inc.*	845	10,850
TaskUS, Inc., Class A*	48,400	644,204
TrueBlue, Inc.*	6,374	65,652
TTEC Holdings, Inc.	4,086	24,026
Verra Mobility Corp., Class A*	31,935	868,632
Where Food Comes From, Inc. (x)*	649	7,859
Willdan Group, Inc.*	2,624	75,702

		5,188,587

Trading Companies & Distributors (0.5%)
Alta Equipment Group, Inc.	5,563	44,727
BlueLinx Holdings, Inc.*	1,758	163,652
DXP Enterprises, Inc.*	2,611	119,688
EVI Industries, Inc. (x)	1,084	20,509
Hudson Technologies, Inc.*	9,266	81,448
Karat Packaging, Inc.	1,444	42,714
Mega Matrix Corp. (x)*	6,451	15,999

Titan Machinery, Inc.*	4,280	68,052
Transcat, Inc.*	1,799	215,304
Willis Lease Finance Corp.	634	43,936

		816,029

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	2,329	21,543

Total Industrials		26,364,197

Information Technology (17.4%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.	16,322	85,854
Applied Optoelectronics, Inc. (x)*	7,706	63,883
Aviat Networks, Inc.*	2,367	67,909
BK Technologies Corp.*	673	8,614
Cambium Networks Corp.*	3,007	8,390
Clearfield, Inc.*	2,599	100,217
CommScope Holding Co., Inc.*	43,825	53,905
Comtech Telecommunications Corp.*	5,569	16,874
Digi International, Inc.*	7,432	170,416
DZS, Inc.*	4,415	5,166
Franklin Wireless Corp.*	1,953	7,089
Genasys, Inc.*	9,464	20,016
Inseego Corp.*	4,124	43,962
KVH Industries, Inc.*	3,587	16,680
Lantronix, Inc.*	6,149	21,829
NETGEAR, Inc.*	5,861	89,673
Network-1 Technologies, Inc.	2,781	4,950
Ondas Holdings, Inc. (x)*	3,011	1,746
Optical Cable Corp.*	490	1,328
Ribbon Communications, Inc.*	18,820	61,918

		850,419

Electronic Equipment, Instruments & Components (3.3%)
908 Devices, Inc.*	4,932	25,400
Aeva Technologies, Inc.*	4,686	11,809
Airgain, Inc. (x)*	1,950	11,778
AmpliTech Group, Inc.*	622	653
Arlo Technologies, Inc.*	104,711	1,365,431
Bel Fuse, Inc., Class A	361	29,208
Bel Fuse, Inc., Class B	2,158	140,788
Cepton, Inc.*	792	2,130
Climb Global Solutions, Inc.	875	54,959
Coda Octopus Group, Inc.*	1,048	6,314
CPS Technologies Corp.*	1,015	1,725
Daktronics, Inc.*	7,722	107,722
Data I/O Corp.*	844	2,329
Evolv Technologies Holdings, Inc. (x)*	27,146	69,222
FARO Technologies, Inc.*	3,650	58,400
Focus Universal, Inc.*	3,666	880
Frequency Electronics, Inc.*	1,408	12,827
Identiv, Inc. (x)*	4,651	19,999
Interlink Electronics, Inc.*	435	1,779
Iteris, Inc.*	8,784	38,035
Key Tronic Corp.*	2,171	8,793
Kimball Electronics, Inc.*	5,114	112,406
LGL Group, Inc. (The)*	486	2,610
LightPath Technologies, Inc., Class A*	8,210	10,345
Lightwave Logic, Inc. (x)*	24,957	74,621
Luna Innovations, Inc.*	6,957	22,262
MicroVision, Inc. (x)*	42,853	45,424
M-Tron Industries, Inc. (x)*	469	16,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

MultiSensor AI Holdings, Inc.*	1,115	$1,829
Napco Security Technologies, Inc.	11,588	601,997
Neonode, Inc. (x)*	2,215	4,585
nLight, Inc.*	9,577	104,677
Nortech Systems, Inc.*	157	2,143
OSI Systems, Inc.*	11,385	1,565,665
Ouster, Inc.*	9,004	88,509
Powerfleet, Inc.*	18,980	86,739
Presto Automation, Inc.*	147	10
Red Cat Holdings, Inc.*	11,686	13,439
Research Frontiers, Inc. (x)*	6,707	12,341
RF Industries Ltd.*	2,034	7,099
Richardson Electronics Ltd.	2,567	30,522
ScanSource, Inc.*	5,225	231,520
SmartRent, Inc., Class A*	40,100	95,839
Sono-Tek Corp. (x)*	1,315	5,089
Vishay Precision Group, Inc.*	2,522	76,770
Vuzix Corp.*	12,686	17,126
Wrap Technologies, Inc. (x)*	6,317	12,634

		5,212,895

IT Services (0.8%)
Applied Digital Corp. (x)*	20,485	121,886
Backblaze, Inc., Class A*	8,299	51,122
BigBear.ai Holdings, Inc. (x)*	21,039	31,769
Brand Engagement Network, Inc.*	711	2,453
Brightcove, Inc.*	8,746	20,728
Core Scientific, Inc.*	37,123	345,244
Couchbase, Inc.*	8,100	147,906
Crexendo, Inc.*	3,008	9,460
CSP, Inc.	1,451	21,620
Data Storage Corp.*	838	5,497
DecisionPoint Systems, Inc.*	1,161	11,842
Edgio, Inc.*	715	7,808
Glimpse Group, Inc. (The)*	923	941
Grid Dynamics Holdings, Inc.*	11,888	124,943
Hackett Group, Inc. (The)	5,304	115,203
Information Services Group, Inc.	7,393	21,735
Rackspace Technology, Inc. (x)*	13,904	41,434
Research Solutions, Inc. (x)*	5,275	13,451
Tucows, Inc., Class A (x)*	1,664	32,149
Unisys Corp.*	13,709	56,618

		1,183,809

Semiconductors & Semiconductor Equipment (3.7%)
Aehr Test Systems (x)*	5,769	64,440
Alpha & Omega Semiconductor Ltd.*	4,834	180,647
Amtech Systems, Inc.*	2,307	13,519
Atomera, Inc.*	4,839	18,437
AXT, Inc.*	8,720	29,474
CEVA, Inc.*	4,855	93,653
Credo Technology Group Holding Ltd.*	59,354	1,895,767
CVD Equipment Corp.*	957	3,723
Everspin Technologies, Inc.*	4,158	24,906
GCT Semiconductor Holding, Inc.*	1,564	8,148
GSI Technology, Inc. (x)*	4,239	11,233
Ichor Holdings Ltd.*	6,785	261,562
Impinj, Inc.*	10,437	1,636,208
indie Semiconductor, Inc., Class A (x)*	34,124	210,545
inTEST Corp.*	2,513	24,828
Kopin Corp.*	24,287	20,399
Maxeon Solar Technologies Ltd.*	6,335	5,404

Navitas Semiconductor Corp., Class A*	26,236	103,107
NVE Corp.	1,003	74,914
Photronics, Inc.*	31,184	769,309
Pixelworks, Inc. (x)*	10,629	10,450
QuickLogic Corp. (x)*	2,966	30,817
Rigetti Computing, Inc.*	29,316	31,368
SkyWater Technology, Inc. (x)*	5,661	43,307
SMART Global Holdings, Inc.*	10,715	245,052
SPI Energy Co. Ltd.*	1,700	765

		5,811,982

Software (8.9%)
8x8, Inc.*	23,848	52,942
A10 Networks, Inc.	14,785	204,772
Agilysys, Inc.*	17,663	1,839,425
Airship AI Holdings, Inc.*	627	2,251
Alkami Technology, Inc.*	59,789	1,702,791
American Software, Inc., Class A	6,581	60,084
Arteris, Inc.*	5,732	43,047
AudioEye, Inc.*	1,449	25,517
authID, Inc.*	768	7,972
Aware, Inc.*	2,352	4,633
Bit Digital, Inc. (x)*	24,354	77,446
Blend Labs, Inc., Class A*	48,045	113,386
BTCS, Inc. (r)*	650	—
Cerence, Inc.*	8,520	24,112
Cipher Mining, Inc. (x)*	35,945	149,172
Consensus Cloud Solutions, Inc.*	3,756	64,528
CoreCard Corp.*	1,264	18,442
CS Disco, Inc.*	6,104	36,380
CXApp, Inc.*	1,510	3,050
Daily Journal Corp.*	291	114,794
Dave, Inc.*	1,629	49,359
Digimarc Corp. (x)*	3,157	97,899
Digital Turbine, Inc.*	19,850	32,951
Domo, Inc., Class B*	7,018	54,179
D-Wave Quantum, Inc.*	18,072	20,602
eGain Corp.*	4,248	26,805
Expensify, Inc., Class A*	12,686	18,902
Gryphon Digital Mining, Inc.*	7,021	8,355
Hut 8 Corp.*	16,696	250,273
Intellicheck, Inc. (x)*	3,826	13,085
Issuer Direct Corp.*	412	3,232
JFrog Ltd.*	24,325	913,404
Kaltura, Inc.*	19,772	23,726
LiveRamp Holdings, Inc.*	27,283	844,136
Mercurity Fintech Holding, Inc.*	2,917	6,126
Mitek Systems, Inc.*	9,633	107,697
NextNav, Inc. (x)*	15,606	126,565
ON24, Inc.*	5,863	35,237
OneSpan, Inc.*	7,870	100,893
Ooma, Inc.*	5,126	50,901
Pagaya Technologies Ltd., Class A*	8,400	107,184
Phunware, Inc.*	1,665	9,141
Porch Group, Inc. (x)*	15,318	23,130
Prairie Operating Co.*	772	8,376
QXO, Inc.	91	6,530
reAlpha Tech Corp.*	2,340	2,223
Red Violet, Inc.*	2,305	58,547
Rekor Systems, Inc. (x)*	14,715	22,808
ReposiTrak, Inc. (x)	2,469	37,751
Rimini Street, Inc.*	11,074	33,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)

Riskified Ltd., Class A*	127,533	$814,936
Roadzen, Inc.*	3,000	6,660
Sapiens International Corp. NV	25,991	881,875
SoundHound AI, Inc., Class A (x)*	59,066	233,311
SoundThinking, Inc.*	2,136	26,016
SRAX, Inc. (x)*	4,308	—
Stronghold Digital Mining, Inc., Class A*	1,227	5,264
Synchronoss Technologies, Inc.*	613	5,701
Telos Corp.*	11,704	47,050
Terawulf, Inc. (x)*	47,906	213,182
Upland Software, Inc.*	5,563	13,852
Varonis Systems, Inc.*	15,712	753,705
Veritone, Inc.*	5,211	11,777
Viant Technology, Inc., Class A*	3,248	32,058
Weave Communications, Inc.*	74,964	676,175
WM Technology, Inc.*	17,226	17,915
Xperi, Inc.*	9,330	76,599
Yext, Inc.*	21,821	116,742
Zeta Global Holdings Corp., Class A*	127,148	2,244,162

		13,815,738

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,373	21,199
CompoSecure, Inc., Class A (x)	3,702	25,174
CPI Card Group, Inc.*	1,044	28,449
Eastman Kodak Co.*	12,603	67,804
Immersion Corp.	6,338	59,640
Intevac, Inc.*	5,420	20,921
One Stop Systems, Inc. (x)*	3,795	9,146
Quantum Corp. (x)*	6,172	2,525
TransAct Technologies, Inc.*	1,536	5,791
Turtle Beach Corp.*	3,568	51,165

		291,814

Total Information Technology		27,166,657

Materials (1.8%)
Chemicals (0.6%)
AdvanSix, Inc.	5,332	122,210
Alto Ingredients, Inc. (x)*	15,509	22,411
American Vanguard Corp.	5,289	45,486
Arq, Inc.*	5,155	31,291
ASP Isotopes, Inc.*	8,256	25,263
Aspen Aerogels, Inc.*	12,132	289,348
Core Molding Technologies, Inc.*	1,580	25,185
Flexible Solutions International, Inc.	584	1,022
Flotek Industries, Inc.*	3,523	17,298
Intrepid Potash, Inc.*	2,275	53,303
Koppers Holdings, Inc.	4,264	157,725
Northern Technologies International Corp.	1,631	27,009
Rayonier Advanced Materials, Inc.*	13,327	72,499
Trinseo plc	7,291	16,842
Valhi, Inc.	529	9,432

		916,324

Construction Materials (0.0%)†
Smith-Midland Corp. (x)*	971	26,887

Containers & Packaging (0.1%)
Myers Industries, Inc.	7,654	102,411
Ranpak Holdings Corp., Class A*	8,951	57,555

		159,966

Metals & Mining (1.0%)
5E Advanced Materials, Inc.*	8,419	10,187
American Battery Technology Co.*	9,687	12,109
Ampco-Pittsburgh Corp.*	2,567	1,977
Ascent Industries Co.*	1,527	14,904
Caledonia Mining Corp. plc (x)	3,480	33,826
Contango ORE, Inc. (x)*	1,632	29,490
Critical Metals Corp.*	1,174	13,231
Dakota Gold Corp.*	13,673	34,866
Friedman Industries, Inc.	1,305	19,706
Gold Resource Corp. (x)*	6,844	2,556
Haynes International, Inc.	2,639	154,909
Hycroft Mining Holding Corp., Class A*	7,776	18,662
i-80 Gold Corp.*	53,867	58,176
Idaho Strategic Resources, Inc.*	2,327	22,944
Ivanhoe Electric, Inc. (x)*	17,411	163,315
Lifezone Metals Ltd.*	5,686	43,668
Metallus, Inc.*	8,952	181,457
NioCorp Developments Ltd.*	5,407	9,354
Olympic Steel, Inc.	2,312	103,647
Perpetua Resources Corp. (x)*	8,052	41,870
Piedmont Lithium, Inc.*	3,767	37,595
Radius Recycling, Inc.	5,477	83,634
Ramaco Resources, Inc., Class A (x)	5,558	69,197
Ramaco Resources, Inc., Class B	984	10,686
SunCoke Energy, Inc.	17,472	171,226
Tredegar Corp.*	5,559	26,628
Universal Stainless & Alloy Products, Inc.*	1,821	49,859
US Gold Corp. (x)*	1,814	9,378
US Goldmining, Inc.*	346	2,194

		1,431,251

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,389	164,265
Glatfelter Corp.*	8,829	12,272

		176,537

Total Materials		2,710,965

Real Estate (1.9%)
Diversified REITs (0.3%)
Alpine Income Property Trust, Inc. (REIT)	2,612	40,643
CTO Realty Growth, Inc. (REIT)	4,545	79,356
Gladstone Commercial Corp. (REIT)	8,372	119,469
Modiv Industrial, Inc. (REIT), Class C	1,924	27,205
NexPoint Diversified Real Estate Trust (REIT)	6,793	37,565
One Liberty Properties, Inc. (REIT)	3,357	78,822

		383,060

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)	45,499	138,772
Global Medical REIT, Inc. (REIT)	12,717	115,470
Strawberry Fields REIT, Inc. (REIT)	1,174	13,395
Universal Health Realty Income Trust (REIT)	2,689	105,248

		372,885

Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT) (x)*	7,891	7,666
Braemar Hotels & Resorts, Inc. (REIT)	13,697	34,927
Chatham Lodging Trust (REIT)	10,025	85,413

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Sotherly Hotels, Inc. (REIT)*	589	$678

		128,684

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	13,538	49,820
Plymouth Industrial REIT, Inc. (REIT)	8,416	179,934

		229,754

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	8,267	41,170
Creative Media & Community Trust Corp. (REIT)	2,789	7,502
Franklin Street Properties Corp. (REIT)	20,570	31,472
NET Lease Office Properties (REIT)	3,088	76,026
Office Properties Income Trust (REIT)	10,447	21,312
Orion Office REIT, Inc. (REIT)	11,678	41,924
Peakstone Realty Trust (REIT) (x)	7,596	80,518
Postal Realty Trust, Inc. (REIT), Class A	4,426	58,999

		358,923

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.*	258	3,664
AMREP Corp. (x)*	505	9,550
Comstock Holding Cos., Inc., Class A (x)*	423	2,694
Doma Holdings, Inc.*	723	4,389
Douglas Elliman, Inc.*	17,538	20,344
Fathom Holdings, Inc.*	1,978	3,402
FRP Holdings, Inc.*	2,733	77,945
InterGroup Corp. (The)*	91	1,911
JW Mays, Inc.*	69	3,152
Maui Land & Pineapple Co., Inc.*	1,598	35,236
Offerpad Solutions, Inc.*	2,118	9,362
Rafael Holdings, Inc., Class B*	2,216	3,191
RE/MAX Holdings, Inc., Class A	3,722	30,148
Real Brokerage, Inc. (The)*	19,810	80,429
Star Holdings*	2,708	32,658
Stratus Properties, Inc.*	1,172	29,558
Tejon Ranch Co.*	4,342	74,074
Transcontinental Realty Investors, Inc.*	235	6,516

		428,223

Residential REITs (0.2%)
Bluerock Homes Trust, Inc. (REIT) (x)	728	12,740
BRT Apartments Corp. (REIT)	2,353	41,107
Clipper Realty, Inc. (REIT)	2,013	7,267
UMH Properties, Inc. (REIT)	13,292	212,539

		273,653

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT)	4,773	111,593
NETSTREIT Corp. (REIT) (x)	15,333	246,861
Whitestone REIT (REIT)	10,249	136,414

		494,868

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT) (x)	9,165	105,672
Gladstone Land Corp. (REIT)	6,944	95,063
Global Self Storage, Inc. (REIT)	2,061	10,017

		210,752

Total Real Estate		2,880,802

Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	2,705	39,547

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,718	35,133

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	15,776	61,842
Spruce Power Holding Corp.*	2,073	7,566

		69,408

Multi-Utilities (0.1%)
Unitil Corp.	3,357	173,859

Water Utilities (0.2%)
Cadiz, Inc.*	8,734	26,988
Consolidated Water Co. Ltd.	3,135	83,203
Global Water Resources, Inc.	2,441	29,536
Pure Cycle Corp.*	4,358	41,619
York Water Co. (The)	3,007	111,530

		292,876

Total Utilities		610,823

Total Common Stocks (97.9%) (Cost $146,569,748)		152,655,434

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,755	—
Icosavax, Inc., CVR *	4,644	1,394
Inhibrx, Inc., CVR (r)*	5,676	2,756

Total Health Care		4,150

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	411	325

Total Industrials		325

Total Rights (0.0%)† (Cost $3,836)		4,475

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Danimer Scientific, Inc., expiring 7/15/25*	4,723	—

Total Materials		—

Real Estate (0.0%)†
Diversified REITs (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27*	1,536	60

Total Real Estate		60

Total Warrants (0.0%)† (Cost $—)		60

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note1)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	1,700,000	1,700,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,814,426	2,814,426
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	912,785	912,967
Morgan Stanley Institutional Liquidity Fund- Government Portfolio 5.22% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		8,427,393

Total Short-Term Investments (5.4%) (Cost $8,427,393)		8,427,393

Total Investments in Securities (103.3%) (Cost $155,000,977)		161,087,362
Other Assets Less Liabilities (-3.3%)		(5,074,329)

Net Assets (100%)		$156,013,033

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $11,264,847. This was collateralized by $3,908,575 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $7,514,426 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	153	9/2024	USD	1,579,725	9,881

					9,881

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,471,300	$—		$—		$3,471,300
Consumer Discretionary	14,996,605	—		—	(a)	14,996,605
Consumer Staples	8,458,419	—		—		8,458,419
Energy	4,066,000	—		—		4,066,000
Financials	22,494,919	—		—		22,494,919
Health Care	39,419,001	—		15,746		39,434,747
Industrials	26,364,197	—		—	(a)	26,364,197
Information Technology	27,166,657	—	(a)	—	(a)	27,166,657
Materials	2,710,965	—		—		2,710,965
Real Estate	2,880,802	—		—		2,880,802
Utilities	610,823	—		—		610,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$9,881	$—		$—	$9,881
Rights
Health Care	—	1,394		2,756	4,150
Industrials	—	—		325	325
Short-Term Investments
Investment Companies	8,427,393	—		—	8,427,393
Warrants
Materials	—	—	(a)	—	—	(a)
Real Estate	60	—		—	60

Total Assets	$161,077,022	$1,394		$18,827	$161,097,243

Total Liabilities	$—	$—		$—	$—

Total	$161,077,022	$1,394		$18,827	$161,097,243

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$9,881	*

Total		$9,881

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$44,802	$44,802

Total	$44,802	$44,802

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,827)	$(1,827)

Total	$(1,827)	$(1,827)

^	The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$749,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,571,389
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$74,739,649

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 15%)*	Net Realized Gain (Loss)
$ 1,636,165	$11,561,652	$5,628,158

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,820,098
Aggregate gross unrealized depreciation	(25,186,743)

Net unrealized appreciation	$4,633,355

Federal income tax cost of investments in securities and derivative instruments, if applicable	$156,463,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $155,000,977)	$161,087,362
Cash	3,750,582
Cash held as collateral at broker for futures	35,200
Receivable for securities sold	13,887,371
Dividends, interest and other receivables	56,163
Securities lending income receivable	16,227
Due from broker for futures variation margin	1,463
Receivable for Portfolio shares sold	1,055
Other assets	1,586

Total assets	178,837,009

LIABILITIES
Payable for securities purchased	15,088,019
Payable for return of collateral on securities loaned	7,514,426
Investment management fees payable	79,468
Payable for Portfolio shares repurchased	69,721
Administrative fees payable	15,466
Distribution fees payable – Class IB	1,818
Accrued expenses	55,058

Total liabilities	22,823,976

Commitments and contingent liabilities^
NET ASSETS	$156,013,033

Net assets were comprised of:
Paid in capital	$166,563,011
Total distributable earnings (loss)	(10,549,978)

Net assets	$156,013,033

Class IB
Net asset value, offering and redemption price per share, $9,216,121 / 1,029,506 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.95

Class K
Net asset value, offering and redemption price per share, $146,796,912 / 16,250,045 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.03

(x)	Includes value of securities on loan of $11,264,847.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $58 foreign withholding tax)	$557,193
Interest	55,810
Securities lending (net)	122,145

Total income	735,148

EXPENSES
Investment management fees	608,245
Administrative fees	90,609
Custodian fees	46,941
Professional fees	29,157
Printing and mailing expenses	11,416
Distribution fees – Class IB	10,946
Trustees’ fees	2,356
Miscellaneous	2,487

Gross expenses	802,157
Less: Waiver from investment manager	(147,060)

Net expenses	655,097

NET INVESTMENT INCOME (LOSS)	80,051

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	9,702,787
Futures contracts	44,802

Net realized gain (loss)	9,747,589

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,812,529)
Futures contracts	(1,827)

Net change in unrealized appreciation (depreciation)	(4,814,356)

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,933,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,013,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$80,051	$88,729
Net realized gain (loss)	9,747,589	(2,964,731)
Net change in unrealized appreciation (depreciation)	(4,814,356)	13,618,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,013,284	10,742,275

Distributions to shareholders:
Class IB	—	(48,667)
Class K	—	(1,030,172)

Total distributions to shareholders	—	(1,078,839)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 842,341 and 461,927 shares, respectively ]	7,411,877	3,672,147
Capital shares issued in reinvestment of dividends [ 0 and 5,775 shares, respectively ]	—	48,667
Capital shares repurchased [ (845,821) and (440,019) shares, respectively ]	(7,520,032)	(3,554,327)

Total Class IB transactions	(108,155)	166,487

Class K
Capital shares sold [ 1,736,012 and 12,563 shares, respectively ]	15,635,558	103,327
Capital shares issued in reinvestment of dividends [ 0 and 121,311 shares, respectively ]	—	1,030,172
Capital shares repurchased [ (1,082,421) and (2,176,695) shares, respectively ]	(9,591,337)	(17,931,131)

Total Class K transactions	6,044,221	(16,797,632)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,936,066	(16,631,145)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,949,350	(6,967,709)
NET ASSETS:
Beginning of period	145,063,683	152,031,392

End of period	$156,013,033	$145,063,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.66		$8.09	$11.27	$13.80	$10.49	$8.97

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)†	(0.01)†	— #	(0.07)	(0.01)	0.01
Net realized and unrealized gain (loss)	0.30		0.63	(2.93)	1.51	5.14	2.59

Total from investment operations	0.29		0.62	(2.93)	1.44	5.13	2.60

Less distributions:
Dividends from net investment income	—		(0.05)	(0.01)	—	— #	— #
Distributions from net realized gains	—		—	(0.24)	(3.97)	(1.82)	(1.08)

Total dividends and distributions	—		(0.05)	(0.25)	(3.97)	(1.82)	(1.08)

Net asset value, end of period	$8.95		$8.66	$8.09	$11.27	$13.80	$10.49

Total return (b)	3.35%		7.62%	(26.00)%	10.96%	50.22%	29.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,216		$8,945	$8,138	$11,220	$3,348	$1,414
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (a)(f)	1.36%		1.36%	1.34%	1.30%	1.37%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.13)%		(0.17)%	(0.02)%	(0.45)%	(0.06)%	0.05%
Before waivers (a)(f)	(0.33)%		(0.38)%	(0.21)%	(0.59)%	(0.28)%	(0.16)%
Portfolio turnover rate^	52	%(z)	88%	78%	62%	94%	69%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.73		$8.16	$11.35	$13.85	$10.52	$8.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.01	0.02	(0.04)	0.02	0.03
Net realized and unrealized gain (loss)	0.29		0.63	(2.93)	1.51	5.16	2.61

Total from investment operations	0.30		0.64	(2.91)	1.47	5.18	2.64

Less distributions:
Dividends from net investment income	—		(0.07)	(0.04)	— #	(0.03)	(0.03)
Distributions from net realized gains	—		—	(0.24)	(3.97)	(1.82)	(1.08)

Total dividends and distributions	—		(0.07)	(0.28)	(3.97)	(1.85)	(1.11)

Net asset value, end of period	$9.03		$8.73	$8.16	$11.35	$13.85	$10.52

Total return (b)	3.44%		7.82%	(25.71)%	11.13%	50.54%	29.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$146,797		$136,119	$143,894	$194,975	$196,267	$155,846
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers (a)(f)	1.11%		1.11%	1.09%	1.05%	1.12%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.13%		0.07%	0.23%	(0.23)%	0.19%	0.24%
Before waivers (a)(f)	(0.08)%		(0.13)%	0.04%	(0.38)%	(0.03)%	0.04%
Portfolio turnover rate^	52	%(z)	88%	78%	62%	94%	69%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Food, Beverage & Tobacco (1.6%)
Agricultural Products & Services (1.6%)
Archer-Daniels-Midland Co.	5,413	$327,216
Bunge Global SA	1,547	165,173
Wilmar International Ltd.	20,644	47,195

		539,584

Total Consumer Staples		539,584

Energy (66.3%)
Coal & Consumable Fuels (0.7%)
Cameco Corp.	4,684	230,459

Integrated Oil & Gas (46.9%)
BP plc	181,499	1,090,265
Cenovus Energy, Inc.	15,076	296,330
Chevron Corp.	18,933	2,961,500
Eni SpA	23,032	354,057
Equinor ASA	9,719	276,678
Exxon Mobil Corp.	48,396	5,571,348
Galp Energia SGPS SA	5,014	105,891
Imperial Oil Ltd.	2,010	137,051
Occidental Petroleum Corp.	7,173	452,114
OMV AG	1,589	69,193
Repsol SA (x)	13,134	207,260
Shell plc	69,081	2,474,799
Suncor Energy, Inc.	13,887	529,372
TotalEnergies SE	23,175	1,546,985

		16,072,843

Oil & Gas Exploration & Production (18.7%)
Aker BP ASA	3,409	86,909
APA Corp.	3,996	117,642
ARC Resources Ltd.	6,448	115,051
Canadian Natural Resources Ltd.	23,132	823,963
Chesapeake Energy Corp. (x)	1,199	98,546
ConocoPhillips	12,691	1,451,596
Coterra Energy, Inc.	8,105	216,160
Devon Energy Corp.	6,851	324,737
Diamondback Energy, Inc.	1,828	365,947
EOG Resources, Inc.	6,257	787,569
EQT Corp.	4,517	167,039
Hess Corp.	2,982	439,905
Inpex Corp. (x)	10,233	150,547
Marathon Oil Corp.	6,227	178,528
MEG Energy Corp.*	2,941	62,924
Ovintiv, Inc.	2,902	136,017
Santos Ltd.	35,037	179,039
Texas Pacific Land Corp. (x)	211	154,931
Tourmaline Oil Corp.	3,601	163,329
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,045	320,770
Woodside Energy Group Ltd. (London Stock Exchange)	3,439	64,598

		6,405,747

Total Energy		22,709,049

Materials (31.8%)
Aluminum (0.3%)
Norsk Hydro ASA	14,314	89,152

Copper (3.1%)
Antofagasta plc	4,254	113,465
First Quantum Minerals Ltd.	7,643	100,394
Freeport-McMoRan, Inc.	15,475	752,085
Lundin Mining Corp.	7,102	79,064

		1,045,008

Diversified Metals & Mining (13.1%)
Anglo American plc	13,709	433,585
BHP Group Ltd.	54,713	1,557,779
Boliden AB	2,951	94,413
Glencore plc	111,881	637,985
Ivanhoe Mines Ltd., Class A*	6,849	88,363
Mineral Resources Ltd.	1,895	68,163
Pilbara Minerals Ltd.	30,847	63,175
Rio Tinto Ltd.	4,005	317,937
Rio Tinto plc	12,161	799,535
South32 Ltd.	48,863	119,303
Sumitomo Metal Mining Co. Ltd.	2,696	81,740
Teck Resources Ltd., Class B	4,953	237,359

		4,499,337

Fertilizers & Agricultural Chemicals (3.0%)
CF Industries Holdings, Inc.	2,025	150,093
Corteva, Inc.	7,540	406,707
ICL Group Ltd.	8,348	36,047
Mosaic Co. (The)	3,470	100,283
Nutrien Ltd.	5,335	271,615
OCI NV	1,140	27,824
Yara International ASA	1,786	51,454

		1,044,023

Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B	6,538	96,568
West Fraser Timber Co. Ltd.	600	46,082

		142,650

Gold (5.7%)
Agnico Eagle Mines Ltd.	5,383	352,085
Barrick Gold Corp.	18,940	315,932
Endeavour Mining plc	1,982	42,242
Franco-Nevada Corp.	2,073	245,781
Kinross Gold Corp.	13,259	110,391
Newmont Corp.	12,437	520,737
Northern Star Resources Ltd.	12,401	107,545
Wheaton Precious Metals Corp.	4,890	256,394

		1,951,107

Paper Products (1.2%)
Holmen AB, Class B	822	32,356
Mondi plc	4,762	91,409
Stora Enso OYJ, Class R	6,278	85,757
UPM-Kymmene OYJ	5,758	201,152

		410,674

Silver (0.2%)
Pan American Silver Corp.	3,934	78,188

Steel (4.8%)
ArcelorMittal SA	5,060	115,804
BlueScope Steel Ltd.	4,781	65,160
Cleveland-Cliffs, Inc.*	5,376	82,737
Fortescue Ltd.	18,269	260,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

JFE Holdings, Inc.	6,245	$89,877
Nippon Steel Corp.	9,181	194,074
Nucor Corp.	2,597	410,534
Reliance, Inc.	620	177,072
Steel Dynamics, Inc.	1,621	209,919
voestalpine AG	1,156	31,223

		1,637,329

Total Materials		10,897,468

Total Common Stocks (99.7%) (Cost $27,037,995)		34,146,101

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	20,042	20,042
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	375,083	375,083

Total Investment Companies		395,125

Total Short-Term Investments (1.2%) (Cost $395,125)		395,125

Total Investments in Securities (100.9%) (Cost $27,433,120)		34,541,226
Other Assets Less Liabilities (-0.9%)		(292,380)

Net Assets (100%)		$34,248,846

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $530,980. This was collateralized by $156,070 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.480%, maturing 9/30/24 – 2/15/54 and by cash of $395,125 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	13.3%
Austria	0.6
Brazil	0.9
Burkina Faso	0.1
Canada	12.0
Chile	0.6
China	0.1
Finland	0.8
France	4.5
Israel	0.1
Italy	1.0
Japan	1.5
Luxembourg	0.4
Netherlands	0.1
Norway	1.3
Portugal	0.3
South Africa	1.3
Spain	0.6
Sweden	0.7
United States	60.4
Zambia	0.3
Cash and Other	(0.9)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$492,389	$47,195	$—	$539,584
Energy	15,782,058	6,926,991	—	22,709,049
Materials	4,991,815	5,905,653	—	10,897,468
Short-Term Investments
Investment Companies	395,125	—	—	395,125

Total Assets	$21,661,387	$12,879,839	$—	$34,541,226

Total Liabilities	$—	$—	$—	$—

Total	$21,661,387	$12,879,839	$—	$34,541,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$507,710
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,815,707

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,733,161
Aggregate gross unrealized depreciation	(1,125,247)

Net unrealized appreciation	$6,607,914

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,933,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $27,433,120)	$34,541,226
Cash	73,273
Foreign cash (Cost $62,001)	61,525
Dividends, interest and other receivables	44,925
Receivable from investment manager	2,521
Receivable for Portfolio shares sold	809
Securities lending income receivable	133
Other assets	23,104

Total assets	34,747,516

LIABILITIES
Payable for return of collateral on securities loaned	395,125
Payable for Portfolio shares repurchased	42,403
Distribution fees payable – Class IB	5,579
Accrued expenses	55,563

Total liabilities	498,670

Commitments and contingent liabilities^
NET ASSETS	$34,248,846

Net assets were comprised of:
Paid in capital	$31,447,829
Total distributable earnings (loss)	2,801,017

Net assets	$34,248,846

Class IB
Net asset value, offering and redemption price per share, $27,115,862 / 2,663,188 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.18

Class K
Net asset value, offering and redemption price per share, $7,132,984 / 699,294 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.20

(x)	Includes value of securities on loan of $530,980.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $27,316 foreign withholding tax)	$641,548
Interest	4,021
Securities lending (net)	795

Total income	646,364

EXPENSES
Investment management fees	85,874
Licensing fees	48,536
Professional fees	34,684
Distribution fees – Class IB	34,047
Custodian fees	30,483
Administrative fees	15,855
Printing and mailing expenses	6,904
Trustees’ fees	576
Miscellaneous	4,827

Gross expenses	261,786
Less: Waiver from investment manager	(101,729)
Reimbursement from investment manager	(14,339)

Net expenses	145,718

NET INVESTMENT INCOME (LOSS)	500,646

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(58,790)
Foreign currency transactions	(4,610)

Net realized gain (loss)	(63,400)

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,027,935
Foreign currency translations	(902)

Net change in unrealized appreciation (depreciation)	1,027,033

NET REALIZED AND UNREALIZED GAIN (LOSS)	963,633

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,464,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$500,646	$1,195,492
Net realized gain (loss)	(63,400)	(146,398)
Net change in unrealized appreciation (depreciation)	1,027,033	(800,862)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,464,279	248,232

Distributions to shareholders:
Class IB	—	(963,271)
Class K	—	(269,980)

Total distributions to shareholders	—	(1,233,251)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 199,969 and 839,110 shares, respectively ]	1,962,750	8,293,189
Capital shares issued in reinvestment of dividends [ 0 and 99,925 shares, respectively ]	—	963,271
Capital shares repurchased [ (370,089) and (1,435,907) shares, respectively ]	(3,642,019)	(14,129,044)

Total Class IB transactions	(1,679,269)	(4,872,584)

Class K
Capital shares sold [ 2,361 and 10,359 shares, respectively ]	23,612	102,895
Capital shares issued in reinvestment of dividends [ 0 and 27,994 shares, respectively ]	—	269,980
Capital shares repurchased [ (40,960) and (151,002) shares, respectively ]	(404,464)	(1,503,006)

Total Class K transactions	(380,852)	(1,130,131)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,060,121)	(6,002,715)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(595,842)	(6,987,734)
NET ASSETS:
Beginning of period	34,844,688	41,832,422

End of period	$34,248,846	$34,844,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020	2019
Net asset value, beginning of period	$9.76		$10.00		$7.81		$6.22		$7.67	$7.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.30		0.36		0.29	(2)	0.21	0.39	(1)
Net realized and unrealized gain (loss)	0.28		(0.19)		2.17		1.57		(1.41)	0.41

Total from investment operations	0.42		0.11		2.53		1.86		(1.20)	0.80

Less distributions:
Dividends from net investment income	—		(0.35)		(0.34)		(0.27)		(0.25)	(0.38)

Net asset value, end of period	$10.18		$9.76		$10.00		$7.81		$6.22	$7.67

Total return (b)	4.30%		1.17%		32.35%		30.04%		(15.65)%	11.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,116		$27,642		$33,318		$14,009		$6,214	$7,075
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)	0.90	%(j)	0.90	%(j)	0.92	%(g)	0.90%	0.90%
Before waivers and reimbursements (a)(f)	1.58%		1.28%		1.33%		1.56	%(g)	2.02%	1.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.86%		3.08%		3.79%		3.89	%(bb)	3.66%	5.04	%(aa)
Before waivers and reimbursements (a)(f)	2.19%		2.69%		3.37%		3.25	%(bb)	2.54%	4.37	%(aa)
Portfolio turnover rate^	1	%(z)	11%		15%		32%		15%	10%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020	2019
Net asset value, beginning of period	$9.76		$10.01		$7.81		$6.22		$7.67	$7.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.33		0.39		0.31	(2)	0.24	0.41	(1)
Net realized and unrealized gain (loss)	0.29		(0.20)		2.17		1.57		(1.43)	0.41

Total from investment operations	0.44		0.13		2.56		1.88		(1.19)	0.82

Less distributions:
Dividends from net investment income	—		(0.38)		(0.36)		(0.29)		(0.26)	(0.40)

Net asset value, end of period	$10.20		$9.76		$10.01		$7.81		$6.22	$7.67

Total return (b)	4.51%		1.32%		32.79%		30.32%		(15.46)%	11.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,133		$7,203		$8,514		$8,507		$7,283	$14,353
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65	%(j)	0.65	%(j)	0.65	%(j)	0.66	%(g)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.33%		1.04%		1.07%		1.31	%(g)	1.69%	1.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.11%		3.29%		4.15%		4.12	%(bb)	4.09%	5.19	%(aa)
Before waivers and reimbursements (a)(f)	2.43%		2.91%		3.73%		3.48	%(bb)	3.05%	4.52	%(aa)
Portfolio turnover rate^	1	%(z)	11%		15%		32%		15%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.28 and $0.29 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.29 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.52% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (86.1%)
Data Center REITs (7.4%)
Digital Core REIT Management Pte. Ltd. (REIT)	18,920	$10,784
Digital Realty Trust, Inc. (REIT)	6,781	1,031,051
Equinix, Inc. (REIT)	1,991	1,506,391
Keppel DC REIT (REIT)	27,098	35,971

		2,584,197

Diversified REITs (6.0%)
Abrdn Property Income Trust Ltd. (REIT)	8,011	5,225
Activia Properties, Inc. (REIT)	14	31,761
AEW UK REIT plc (REIT) (m)	3,326	3,586
Alexander & Baldwin, Inc. (REIT)	1,516	25,711
American Assets Trust, Inc. (REIT)	998	22,335
Argosy Property Ltd. (REIT)	17,640	10,959
Armada Hoffler Properties, Inc. (REIT)	1,382	15,326
British Land Co. plc (The) (REIT)	19,987	103,993
Broadstone Net Lease, Inc. (REIT)	3,930	62,369
Charter Hall Long Wale REIT (REIT)	13,861	30,052
Covivio SA (REIT)	1,160	55,133
Cromwell European REIT (REIT) (m)	7,013	10,515
Custodian Property Income Reit plc (REIT)	8,550	8,106
Daiwa House REIT Investment Corp. (REIT)	47	71,804
Empire State Realty Trust, Inc. (REIT), Class A	2,793	26,198
Essential Properties Realty Trust, Inc. (REIT)	3,655	101,280
Global Net Lease, Inc. (REIT)	4,183	30,745
GPT Group (The) (REIT)	40,293	107,518
Growthpoint Properties Australia Ltd. (REIT)	5,708	8,263
H&R REIT (REIT)	5,419	35,452
Hankyu Hanshin REIT, Inc. (REIT)	14	11,478
Heiwa Real Estate REIT, Inc. (REIT)	21	17,255
Hulic Reit, Inc. (REIT)	27	24,501
Icade (REIT)	684	16,804
KDX Realty Investment Corp. (REIT)	84	81,708
Land Securities Group plc (REIT)	14,430	113,003
LondonMetric Property plc (REIT)	41,528	101,526
Merlin Properties SOCIMI SA (REIT)	7,023	78,221
Mirvac Group (REIT)	82,906	103,423
Mori Trust Reit, Inc. (REIT)	53	22,862
NIPPON REIT Investment Corp. (REIT)	9	18,460
Nomura Real Estate Master Fund, Inc. (REIT) (x)	94	83,373
NTT UD REIT Investment Corp. (REIT)	30	21,686
OUE REIT (REIT)	45,263	8,679
Schroder REIT Ltd. (REIT)	10,279	5,795
Sekisui House Reit, Inc. (REIT)	87	42,773
SK REITs Co. Ltd. (REIT)	3,843	13,443
Star Asia Investment Corp. (REIT)	46	17,069
Stockland (REIT)	50,165	139,549
Stride Property Group (REIT)	11,705	8,484
Sunlight REIT (REIT)	20,781	4,551
Suntec REIT (REIT)	44,478	34,441
Takara Leben Real Estate Investment Corp. (REIT)	16	9,905
Tokyu REIT, Inc. (REIT)	20	19,417
United Urban Investment Corp. (REIT)	62	55,068
WP Carey, Inc. (REIT)	4,549	250,423

		2,070,228

Health Care REITs (9.5%)
Aedifica SA (REIT)	1,000	60,669
Alexandria Real Estate Equities, Inc. (REIT)	3,637	425,420
Assura plc (REIT)	62,248	31,743
CareTrust REIT, Inc. (REIT)	2,824	70,882
Cofinimmo SA (REIT)	773	46,649
Community Healthcare Trust, Inc. (REIT)	559	13,075
Health Care & Medical Investment Corp. (REIT)	7	5,608
Healthcare Realty Trust, Inc. (REIT), Class A	7,980	131,510
HealthCo REIT (REIT)	9,510	6,725
Healthpeak Properties, Inc. (REIT)	14,882	291,687
Impact Healthcare REIT plc (REIT), Class B (m)	6,714	7,308
Life Science Reit plc (REIT)	7,360	3,126
LTC Properties, Inc. (REIT)	900	31,050
Medical Properties Trust, Inc. (REIT) (x)	12,458	53,694
National Health Investors, Inc. (REIT)	872	59,061
NorthWest Healthcare Properties REIT (REIT) (x)	4,651	15,843
Omega Healthcare Investors, Inc. (REIT)	5,179	177,381
Parkway Life REIT (REIT)	8,500	21,940
Primary Health Properties plc (REIT)	27,575	31,982
Sabra Health Care REIT, Inc. (REIT)	4,821	74,243
Target Healthcare REIT plc (REIT)	13,030	12,930
Ventas, Inc. (REIT)	8,467	434,018
Vital Healthcare Property Trust (REIT)	10,467	11,476
Welltower, Inc. (REIT)	12,429	1,295,723

		3,313,743

Hotel & Resort REITs (2.6%)
Apple Hospitality REIT, Inc. (REIT)	4,749	69,051
CapitaLand Ascott Trust (REIT)	52,175	33,668
CDL Hospitality Trusts (REIT)	18,277	12,805
DiamondRock Hospitality Co. (REIT)	4,383	37,036
Far East Hospitality Trust (REIT)	21,469	9,816
Hoshino Resorts REIT, Inc. (REIT)	5	16,191
Host Hotels & Resorts, Inc. (REIT)	14,631	263,065
Hotel Property Investments Ltd. (REIT)	4,094	8,685
Invincible Investment Corp. (REIT) (x)	142	57,545
Japan Hotel REIT Investment Corp. (REIT)	98	47,328
Park Hotels & Resorts, Inc. (REIT)	4,359	65,298
Pebblebrook Hotel Trust (REIT)	2,488	34,210
RLJ Lodging Trust (REIT)	3,175	30,575
Ryman Hospitality Properties, Inc. (REIT)	1,222	122,029
Service Properties Trust (REIT)	3,437	17,666
Summit Hotel Properties, Inc. (REIT)	2,186	13,094
Sunstone Hotel Investors, Inc. (REIT)	4,237	44,319
Xenia Hotels & Resorts, Inc. (REIT)	2,124	30,437

		912,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (16.1%)
Advance Logistics Investment Corp. (REIT)	14	$10,451
AIMS APAC REIT (REIT)	12,893	11,885
Americold Realty Trust, Inc. (REIT)	5,964	152,321
ARGAN SA (REIT)	257	20,037
CapitaLand Ascendas REIT (REIT)	75,387	142,323
Centuria Industrial REIT (REIT)	11,028	22,144
CRE Logistics REIT, Inc. (REIT)	13	11,587
Dexus Industria REIT (REIT)	4,448	8,368
Dream Industrial REIT (REIT) (x)	5,748	53,234
EastGroup Properties, Inc. (REIT)	1,003	170,610
ESR Kendall Square REIT Co. Ltd. (REIT)	2,530	8,482
ESR-LOGOS REIT (REIT)	129,247	25,735
First Industrial Realty Trust, Inc. (REIT)	2,772	131,698
Frasers Logistics & Commercial Trust (REIT) (m)	60,769	42,574
GLP J-REIT (REIT)	97	79,160
Goodman Group (REIT)	39,189	908,469
Goodman Property Trust (REIT)	21,965	26,892
Granite REIT (REIT)	1,326	65,706
Industrial & Infrastructure Fund Investment Corp. (REIT)	49	38,557
Innovative Industrial Properties, Inc. (REIT)	587	64,112
Japan Logistics Fund, Inc. (REIT)	19	31,413
LaSalle Logiport REIT (REIT)	39	35,778
LXP Industrial Trust (REIT)	6,055	55,222
Mapletree Industrial Trust (REIT)	41,399	64,419
Mapletree Logistics Trust (REIT)	69,766	66,370
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	10	23,681
Mitsui Fudosan Logistics Park, Inc. (REIT)	12	32,333
Montea NV (REIT)	376	31,852
Nippon Prologis REIT, Inc. (REIT)	52	81,124
Prologis, Inc. (REIT)	19,410	2,179,937
Rexford Industrial Realty, Inc. (REIT)	4,526	201,814
Segro plc (REIT)	28,111	319,176
SOSiLA Logistics REIT, Inc. (REIT)	15	10,973
STAG Industrial, Inc. (REIT)	3,798	136,956
Terreno Realty Corp. (REIT)	1,990	117,768
Tritax Big Box REIT plc (REIT)	51,797	101,554
Urban Logistics REIT plc (REIT)	9,683	14,395
Warehouse Reit plc (REIT) (m)	8,335	8,545
Warehouses De Pauw CVA (REIT)	3,599	97,515

		5,605,170

Multi-Family Residential REITs (9.1%)
Advance Residence Investment Corp. (REIT)	28	56,996
Apartment Investment and Management Co. (REIT), Class A*	2,963	24,563
AvalonBay Communities, Inc. (REIT)	2,978	616,118
Boardwalk REIT (REIT)	855	44,048
Camden Property Trust (REIT)	2,172	236,987
Canadian Apartment Properties REIT (REIT)	3,508	113,980
Care Property Invest NV (REIT)	777	10,984
Centerspace (REIT)	310	20,965
Comforia Residential REIT, Inc. (REIT)	14	27,671
Daiwa Securities Living Investments Corp. (REIT)	41	26,757
Elme Communities (REIT)	1,855	29,550
Empiric Student Property plc (REIT)	12,328	14,213
Equity Residential (REIT)	7,931	549,936
Essex Property Trust, Inc. (REIT)	1,340	364,748
Home Invest Belgium SA (REIT)	226	4,158
Home Reit plc (REIT) (r)*	17,110	6,172
Independence Realty Trust, Inc. (REIT)	4,708	88,228
Ingenia Communities Group (REIT)	7,749	24,710
InterRent REIT (REIT) (x)	2,835	24,681
Irish Residential Properties REIT plc (REIT)	9,338	9,061
Killam Apartment REIT (REIT) (x)	2,451	30,529
Mid-America Apartment Communities, Inc. (REIT)	2,438	347,683
NexPoint Residential Trust, Inc. (REIT)	473	18,688
Nippon Accommodations Fund, Inc. (REIT)	10	39,717
Residential Secure Income plc (REIT) (m)	3,892	2,376
Samty Residential Investment Corp. (REIT)	9	5,896
Starts Proceed Investment Corp. (REIT)	5	6,216
Triple Point Social Housing REIT plc (REIT) (m)	7,488	5,395
UDR, Inc. (REIT)	6,892	283,606
UNITE Group plc (The) (REIT)	7,619	85,910
Veris Residential, Inc. (REIT)	1,635	24,525
Xior Student Housing NV (REIT) (m)	711	22,805

		3,167,872

Office REITs (5.0%)
Abacus Group (REIT)	10,598	8,166
Allied Properties REIT (REIT)	2,659	29,757
Boston Properties, Inc. (REIT)	3,296	202,902
Brandywine Realty Trust (REIT)	3,531	15,819
Centuria Office REIT (REIT)	9,717	7,163
Champion REIT (REIT)	39,814	8,004
CLS Holdings plc (REIT)	3,158	3,613
COPT Defense Properties (REIT)	2,345	58,695
Cousins Properties, Inc. (REIT)	3,179	73,594
Cromwell Property Group (REIT)	26,398	6,868
Daiwa Office Investment Corp. (REIT)	11	19,376
Derwent London plc (REIT)	2,356	67,308
Dexus (REIT)	22,623	97,795
Douglas Emmett, Inc. (REIT)	3,364	44,775
Easterly Government Properties, Inc. (REIT), Class A	2,022	25,012
Gecina SA (REIT)	1,087	100,056
Global One Real Estate Investment Corp. (REIT)	22	13,934
Great Portland Estates plc (REIT)	7,378	31,290
Helical plc (REIT)	2,492	7,797
Highwoods Properties, Inc. (REIT)	2,189	57,505
Hudson Pacific Properties, Inc. (REIT)	2,849	13,704
Ichigo Office REIT Investment Corp. (REIT)	25	12,835
Inmobiliaria Colonial SOCIMI SA (REIT) (x)	6,678	38,834
Japan Excellent, Inc. (REIT) (x)	26	19,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Prime Realty Investment Corp. (REIT) (x)	19	$38,262
Japan Real Estate Investment Corp. (REIT)	28	88,408
JBG SMITH Properties (REIT)	1,848	28,145
JR Global REIT (REIT)	2,430	7,026
Keppel REIT (REIT)	49,938	30,751
Kilroy Realty Corp. (REIT)	2,453	76,460
Mirai Corp. (REIT)	39	10,872
Mori Hills REIT Investment Corp. (REIT)	33	26,992
Nippon Building Fund, Inc. (REIT) (x)	32	111,977
NSI NV (REIT)	381	7,842
One REIT, Inc. (REIT)	5	7,962
Orix JREIT, Inc. (REIT)	55	54,422
Paramount Group, Inc. (REIT)	3,844	17,798
Piedmont Office Realty Trust, Inc. (REIT), Class A (x)	2,572	18,647
Precinct Properties Group (REIT)	27,958	18,987
Prosperity REIT (REIT)	24,999	4,418
Regional REIT Ltd. (REIT) (m)	9,241	1,822
Sankei Real Estate, Inc. (REIT)	10	5,283
Shinhan Alpha REIT Co. Ltd. (REIT)	1,430	6,545
SL Green Realty Corp. (REIT) (x)	1,384	78,390
Vornado Realty Trust (REIT)	3,678	96,695
Workspace Group plc (REIT)	2,895	21,738

		1,723,426

Other Specialized REITs (4.6%)
Arena REIT (REIT)	7,416	19,146
Charter Hall Social Infrastructure REIT (REIT)	7,125	11,265
EPR Properties (REIT)	1,568	65,825
Four Corners Property Trust, Inc. (REIT)	1,911	47,144
Gaming and Leisure Properties, Inc. (REIT)	5,467	247,163
Iron Mountain, Inc. (REIT)	6,113	547,847
Safehold, Inc. (REIT)	1,079	20,814
VICI Properties, Inc. (REIT), Class A	21,889	626,901

		1,586,105

Retail REITs (16.1%)
Acadia Realty Trust (REIT)	2,105	37,722
AEON REIT Investment Corp. (REIT)	37	30,632
Agree Realty Corp. (REIT)	2,079	128,773
Ascencio (REIT)	108	5,216
Brixmor Property Group, Inc. (REIT)	6,290	145,236
BWP Trust (REIT)	11,383	26,274
CapitaLand Integrated Commercial Trust (REIT)	105,695	154,334
Carmila SA (REIT)	1,190	19,932
Charter Hall Retail REIT (REIT)	10,310	22,353
Choice Properties REIT (REIT)	5,805	54,484
Crombie REIT (REIT) (x)	2,227	20,755
Eurocommercial Properties NV (REIT)	896	21,590
Federal Realty Investment Trust (REIT)	1,730	174,678
First Capital REIT (REIT) (x)	4,446	47,773
Fortune REIT (REIT)	30,391	14,633
Frasers Centrepoint Trust (REIT)	22,798	35,811
Frontier Real Estate Investment Corp. (REIT) (x)	11	30,049
Fukuoka REIT Corp. (REIT)	15	14,693
Getty Realty Corp. (REIT)	1,031	27,487
Hamborner REIT AG (REIT)	1,498	10,460
Hammerson plc (REIT)	92,747	32,476
HomeCo Daily Needs REIT (REIT) (m)	36,576	28,304
Immobiliare Grande Distribuzione SIIQ SpA (REIT)*	1,371	2,531
InvenTrust Properties Corp. (REIT)	1,420	35,159
Japan Metropolitan Fund Invest (REIT)	143	80,437
Kimco Realty Corp. (REIT)	13,828	269,093
Kite Realty Group Trust (REIT)	4,524	101,247
Kiwi Property Group Ltd. (REIT)	33,471	16,921
Klepierre SA (REIT)	4,325	115,704
Lar Espana Real Estate SOCIMI SA (REIT)	1,246	9,114
Lendlease Global Commercial REIT (REIT)	35,987	14,862
Link REIT (REIT)	53,637	208,461
LOTTE Reit Co. Ltd. (REIT)	2,560	6,082
Macerich Co. (The) (REIT)	4,514	69,696
Mapletree Pan Asia Commercial Trust (REIT)	48,386	43,533
Mercialys SA (REIT)	1,961	21,694
NETSTREIT Corp. (REIT) (x)	1,536	24,730
NewRiver REIT plc (REIT)	6,439	6,349
NNN REIT, Inc. (REIT)	3,804	162,050
PARAGON REIT (REIT)	22,860	14,414
Phillips Edison & Co., Inc. (REIT)	2,558	83,672
Primaris REIT (REIT)	2,012	19,516
Realty Income Corp. (REIT)	18,097	955,884
Regency Centers Corp. (REIT)	3,858	239,968
Region RE Ltd. (REIT)	24,402	34,185
Retail Estates NV (REIT)	258	17,131
Retail Opportunity Investments Corp. (REIT)	2,582	32,094
RioCan REIT (REIT)	6,283	77,203
Scentre Group (REIT)	109,170	227,221
Shaftesbury Capital plc (REIT)	31,284	55,048
Simon Property Group, Inc. (REIT)	6,793	1,031,177
SITE Centers Corp. (REIT)	3,958	57,391
SmartCentres REIT (REIT)	2,722	43,753
Starhill Global REIT (REIT)	30,559	10,930
Supermarket Income Reit plc (REIT)	26,097	23,917
Tanger, Inc. (REIT)	2,218	60,130
Unibail-Rodamco-Westfield (REIT)	2,168	170,700
Urban Edge Properties (REIT)	2,496	46,101
Vastned Retail NV (REIT)	360	8,945
Vicinity Ltd. (REIT)	79,235	97,787
Waypoint REIT Ltd. (REIT)	14,127	20,450
Wereldhave NV (REIT)	918	13,017

		5,611,962

Self-Storage REITs (6.0%)
Abacus Storage King (REIT)	11,183	8,617
Big Yellow Group plc (REIT)	3,942	58,501
CubeSmart (REIT)	4,696	212,118
Extra Space Storage, Inc. (REIT)	4,391	682,405
National Storage Affiliates Trust (REIT)	1,503	61,954
National Storage REIT (REIT)	28,470	43,682
Public Storage (REIT)	3,321	955,286
Safestore Holdings plc (REIT)	4,489	43,666
Shurgard Self Storage Ltd. (REIT)	644	24,863

		2,091,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Single-Family Residential REITs (3.7%)
American Homes 4 Rent (REIT), Class A	7,087	$263,353
Equity LifeStyle Properties, Inc. (REIT)	3,868	251,923
Invitation Homes, Inc. (REIT)	12,848	461,115
PRS REIT plc (The) (REIT)	10,850	10,300
Sun Communities, Inc. (REIT)	2,589	311,560

		1,298,251

Total Equity Real Estate Investment Trusts (REITs)		29,964,864

Health Care Equipment & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	5,037	47,312

Total Health Care Equipment & Services		47,312

Real Estate Management & Development (12.0%)
Diversified Real Estate Activities (4.8%)
Allreal Holding AG (Registered)	306	52,382
City Developments Ltd.	9,292	35,359
Heiwa Real Estate Co. Ltd.	695	16,933
Mitsubishi Estate Co. Ltd.	22,627	354,404
Mitsui Fudosan Co. Ltd.	56,305	513,916
New World Development Co. Ltd.	29,996	28,079
Nomura Real Estate Holdings, Inc.	2,268	56,823
Peach Property Group AG*	337	2,753
Sumitomo Realty & Development Co. Ltd.	8,281	242,990
Sun Hung Kai Properties Ltd.	29,759	257,422
Tokyo Tatemono Co. Ltd. (x)	4,052	63,945
UOL Group Ltd.	10,361	39,732

		1,664,738

Real Estate Development (0.2%)
Lifestyle Communities Ltd.	2,300	19,072
Sino Land Co. Ltd.	74,333	76,626

		95,698

Real Estate Operating Companies (7.0%)
Abrdn European Logistics Income plc (REIT) (m)	8,226	6,239
Aeon Mall Co. Ltd.	1,928	22,714
Amot Investments Ltd.	4,536	18,326
Aroundtown SA*	14,355	30,217
Atrium Ljungberg AB, Class B	937	18,167
Azrieli Group Ltd.	769	44,993
CA Immobilien Anlagen AG	715	23,707
CapitaLand Investment Ltd.	52,810	103,595
Castellum AB*	8,971	109,524
Catena AB	771	38,408
Cibus Nordic Real Estate AB publ (x)	1,185	17,643
Citycon OYJ*	1,893	8,008
Corem Property Group AB, Class B (x)	10,765	8,882
Deutsche EuroShop AG	380	8,994
Deutsche Wohnen SE	1,035	19,907
Dios Fastigheter AB	1,859	15,180
Entra ASA (m)*	1,497	15,339
Fabege AB	5,271	42,097
Fastighets AB Balder, Class B*	13,329	91,325
FastPartner AB, Class A	1,086	7,224
Grainger plc	15,578	47,950
Grand City Properties SA*	2,081	24,069
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	760
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	22,732	73,424
Hufvudstaden AB, Class A	2,254	26,689
Hulic Co. Ltd. (x)	8,691	76,949
Hysan Development Co. Ltd.	12,280	17,644
Intershop Holding AG	114	14,998
Kennedy-Wilson Holdings, Inc.	2,369	23,027
Kojamo OYJ*	3,320	34,187
LEG Immobilien SE	1,559	127,325
Melisron Ltd.	529	34,901
Mobimo Holding AG (Registered)	149	42,207
NP3 Fastigheter AB	532	12,900
Nyfosa AB	3,817	36,985
Pandox AB, Class B	1,854	33,060
Platzer Fastigheter Holding AB, Class B	1,133	9,696
PSP Swiss Property AG (Registered)	948	121,659
Sagax AB, Class B	4,506	115,297
Samhallsbyggnadsbolaget i Norden AB	24,290	12,359
Sirius Real Estate Ltd. (REIT)	28,059	33,270
StorageVault Canada, Inc.	4,944	16,841
Swire Properties Ltd.	22,182	35,336
Swiss Prime Site AG (Registered)	1,606	152,297
TAG Immobilien AG*	3,182	46,584
VGP NV	212	23,612
Vonovia SE	14,635	416,128
Wallenstam AB, Class B	6,975	33,134
Wharf Real Estate Investment Co. Ltd.	32,064	84,994
Wihlborgs Fastigheter AB	5,573	51,476

		2,430,247

Total Real Estate Management & Development		4,190,683

Real Estate (0.0%)†
Real Estate Operating Companies (0.0%)†
Tritax EuroBox plc (m)	16,963	13,187

Total Real Estate		13,187

Total Common Stocks (98.2%) (Cost $35,322,457)		34,216,046

CLOSED END FUNDS:
Balanced Commercial Property Trust Ltd. (REIT)	11,332	11,346
Picton Property Income Ltd. (REIT)	11,448	9,797

Total Closed End Funds (0.1%) (Cost $28,937)		21,143

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (0.9%)
iShares U.S. Real Estate ETF	2,217	194,519
Vanguard Global ex-U.S. Real Estate ETF (x)	3,161	128,242

Total Exchange Traded Funds (0.9%) (Cost $333,508)		322,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)†
Office REITs (0.0%)†
Regional REIT Ltd., expiring 7/17/24 (Cost $5,352)	19,797	$1,401

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	82,283	82,283
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	331,593	331,593

Total Investment Companies		413,876

Total Short-Term Investments (1.2%) (Cost $413,876)		413,876

Total Investments in Securities (100.4%) (Cost $36,104,130)		34,975,227
Other Assets Less Liabilities (-0.4%)		(151,376)

Net Assets (100%)		$34,823,851

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $167,995 or 0.5% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $777,592. This was collateralized by $410,451 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.480%, maturing 7/11/24 – 2/15/54 and by cash of $415,130 of which $413,876 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	5.9%
Austria	0.1
Belgium	1.0
Canada	2.1
Finland	0.1
France	1.5
Germany	2.1
Guernsey	0.0	#
Hong Kong	2.3
Ireland	0.0	#
Israel	0.3
Italy	0.0	#
Japan	8.9
Netherlands	0.1
New Zealand	0.3
Norway	0.0	#
Singapore	2.9
South Korea	0.1
Spain	0.4
Sweden	2.0
Switzerland	1.1
United Kingdom	4.1
United States	65.1
Cash and Other	(0.4)

	100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$21,143	$—	$21,143
Common Stocks
Health Care	47,312	—	—	47,312
Real Estate	22,635,567	11,526,995	6,172	34,168,734
Exchange Traded Funds	322,761	—	—	322,761
Rights
Real Estate	—	1,401	—	1,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$413,876	$—	$—	$413,876

Total Assets	$23,419,516	$11,549,539	$6,172	$34,975,227

Total Liabilities	$—	$—	$—	$—

Total	$23,419,516	$11,549,539	$6,172	$34,975,227

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(59)	$(59)

Total	$(59)	$(59)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$25,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,624,417
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,657,439

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,652,866
Aggregate gross unrealized depreciation	(7,404,666)

Net unrealized depreciation	$(1,751,800)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,727,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $36,104,130)	$34,975,227
Cash	118,332
Foreign cash (Cost $43,275)	43,246
Dividends, interest and other receivables	156,211
Receivable for securities sold	118,710
Receivable for Portfolio shares sold	6,332
Securities lending income receivable	511
Other assets	395

Total assets	35,418,964

LIABILITIES
Payable for return of collateral on securities loaned	413,876
Payable for securities purchased	93,629
Payable for Portfolio shares repurchased	13,549
Investment management fees payable	4,672
Distribution fees payable – Class IB	3,792
Administrative fees payable	2,617
Accrued expenses	62,978

Total liabilities	595,113

Commitments and contingent liabilities^
NET ASSETS	$34,823,851

Net assets were comprised of:
Paid in capital	$36,289,533
Total distributable earnings (loss)	(1,465,682)

Net assets	$34,823,851

Class IB
Net asset value, offering and redemption price per share, $18,581,022 / 3,343,580 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.56

Class K
Net asset value, offering and redemption price per share, $16,242,829 / 2,900,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.60

(x)	Includes value of securities on loan of $777,592.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $27,234 foreign withholding tax)	$736,295
Interest	911
Securities lending (net)	2,688

Total income	739,894

EXPENSES
Investment management fees	86,704
Custodian fees	30,581
Professional fees	25,503
Distribution fees – Class IB	23,161
Administrative fees	16,011
Printing and mailing expenses	6,807
Trustees’ fees	581
Miscellaneous	6,532

Gross expenses	195,880
Less: Waiver from investment manager	(60,032)

Net expenses	135,848

NET INVESTMENT INCOME (LOSS)	604,046

REALIZED AND UNREALIZED GAIN (LOSS)
Realizedgain (loss) on:
Investments in securities	(303,111)
Forward foreign currency contracts	(59)
Foreign currency transactions	(4,933)

Net realized gain (loss)	(308,103)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,630,060)
Foreign currency translations	(1,857)

Net change in unrealized appreciation (depreciation)	(1,631,917)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,940,020)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,335,974)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$604,046	$1,086,594
Net realized and unrealized gain (loss)	(308,103)	(88,115)
Net change in unrealized appreciation (depreciation)	(1,631,917)	2,209,855

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,335,974)	3,208,334

Distributions to shareholders:
Class IB	—	(520,082)
Class K	—	(497,468)

Total distributions to shareholders	—	(1,017,550)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 327,213 and 837,808 shares, respectively ]	1,799,846	4,574,389
Capital shares issued in reinvestment of dividends [ 0 and 92,782 shares, respectively ]	—	520,082
Capital shares repurchased [ (374,882) and (666,956) shares, respectively ]	(2,070,120)	(3,656,470)

Total Class IB transactions	(270,274)	1,438,001

Class K
Capital shares sold [ 115,715 and 149,063 shares, respectively ]	653,129	831,512
Capital shares issued in reinvestment of dividends [ 0 and 87,988 shares, respectively ]	—	497,468
Capital shares repurchased [ (162,991) and (372,646) shares, respectively ]	(910,045)	(2,031,763)

Total Class K transactions	(256,916)	(702,783)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(527,190)	735,218

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,863,164)	2,926,002
NET ASSETS:
Beginning of period	36,687,015	33,761,013

End of period	$34,823,851	$36,687,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021		2020		2019
Net asset value, beginning of period	$5.77		$5.42	$7.24	$10.40		$11.58		$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17	0.15	0.22	(cc)	0.22	(aa)	0.23
Net realized and unrealized gain (loss)	(0.30)		0.34	(1.96)	2.28		(1.26)		1.94

Total from investment operations	(0.21)		0.51	(1.81)	2.50		(1.04)		2.17

Less distributions:
Dividends from net investment income	—		(0.16)	(0.01)	(0.41)		(0.14)		(0.53)
Distributions from net realized gains	—		—	— #	(2.42)		—		(0.07)
Return of capital	—		—	—	(2.83)		—		(0.02)

Total dividends and distributions	—		(0.16)	(0.01)	(5.66)		(0.14)		(0.62)

Net asset value, end of period	$5.56		$5.77	$5.42	$7.24		$10.40		$11.58

Total return (b)	(3.64)%		9.46%	(24.99)%	25.80%		(8.98)%		21.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,581		$19,568	$16,950	$19,746		$14,355		$15,893
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90%	0.90	%(g)	0.90%		0.90%
Before waivers and reimbursements (a)(f)	1.25%		1.27%	1.57%	1.23	%(g)	1.52%		1.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.37%		3.07%	2.40%	1.96	%(dd)	2.31	%(bb)	1.96%
Before waivers and reimbursements (a)(f)	3.03%		2.70%	1.73%	1.62	%(dd)	1.69	%(bb)	1.38%
Portfolio turnover rate^	10	%(z)	14%	25%	25%		29%		27%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021		2020		2019
Net asset value, beginning of period	$5.81		$5.45	$7.29	$10.43		$11.62		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	0.16	0.25	(cc)	0.26	(aa)	0.25
Net realized and unrealized gain (loss)	(0.31)		0.35	(1.97)	2.29		(1.29)		1.95

Total from investment operations	(0.21)		0.53	(1.81)	2.54		(1.03)		2.20

Less distributions:
Dividends from net investment income	—		(0.17)	(0.03)	(0.43)		(0.16)		(0.54)
Distributions from net realized gains	—		—	— #	(2.42)		—		(0.07)
Return of capital	—		—	—	(2.83)		—		(0.03)

Total dividends and distributions	—		(0.17)	(0.03)	(5.68)		(0.16)		(0.64)

Net asset value, end of period	$5.60		$5.81	$5.45	$7.29		$10.43		$11.62

Total return (b)	(3.61)%		9.84%	(24.89)%	26.17%		(8.82)%		22.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,243		$17,119	$16,811	$21,582		$18,158		$15,792
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%	0.65%	0.65	%(g)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	1.00%		1.02%	1.32%	0.98	%(g)	1.29%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.61%		3.30%	2.63%	2.18	%(dd)	2.68	%(bb)	2.19%
Before waivers and reimbursements (a)(f)	3.27%		2.92%	1.97%	2.18	%(dd)	2.04	%(bb)	1.62%
Portfolio turnover rate^	10	%(z)	14%	25%	25%		29%		27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20 and $0.24 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.20 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.41% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	187	$7,403
AST SpaceMobile, Inc., Class A*	17,374	201,712
ATN International, Inc.	1,524	34,747
Bandwidth, Inc., Class A*	449	7,579
Consolidated Communications Holdings, Inc.*	11,416	50,230
Globalstar, Inc.*	17,417	19,507
IDT Corp., Class B	693	24,893
Liberty Latin America Ltd., Class A*	3,588	34,481
Liberty Latin America Ltd., Class C*	21,208	204,021
Lumen Technologies, Inc. (x)*	151,564	166,720
Shenandoah Telecommunications Co. (x)	7,320	119,536

		870,829

Entertainment (2.0%)
AMC Entertainment Holdings, Inc., Class A*	37,926	188,872
Cinemark Holdings, Inc.*	3,386	73,205
Eventbrite, Inc., Class A*	894	4,327
IG Port, Inc. (x)	1,600	11,496
Lions Gate Entertainment Corp., Class A*	9,649	90,893
Lions Gate Entertainment Corp., Class B*	17,003	145,716
Live Nation Entertainment, Inc.*	61,700	5,783,758
Madison Square Garden Entertainment Corp., Class A*	12,183	417,024
Madison Square Garden Sports Corp.*	2,200	413,886
Marcus Corp. (The)	3,721	42,308
Playstudios, Inc.*	12,754	26,401
Reservoir Media, Inc.*	2,732	21,583
Sphere Entertainment Co.*	11,004	385,800

		7,605,269

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	12,959	136,199
Cars.com, Inc.*	9,695	190,992
fuboTV, Inc. (x)*	37,738	46,795
Nextdoor Holdings, Inc.*	25,769	71,638
Outbrain, Inc.*	5,890	29,332
Shutterstock, Inc.	775	29,992
TrueCar, Inc.*	12,589	39,404
Vimeo, Inc.*	21,810	81,351
Ziff Davis, Inc.*	6,695	368,560

		994,263

Media (0.5%)
Advantage Solutions, Inc. (x)*	15,902	51,204
AMC Networks, Inc., Class A (x)*	4,521	43,673
Boston Omaha Corp., Class A*	3,335	44,889
Cable One, Inc.	826	292,404
Clear Channel Outdoor Holdings, Inc.*	45,926	64,756
EchoStar Corp., Class A*	17,933	319,387
Emerald Holding, Inc. (x)*	2,303	13,104
Entravision Communications Corp., Class A	7,700	15,631

EW Scripps Co. (The), Class A*	8,957	28,125
Gannett Co., Inc.*	20,993	96,778
Gray Television, Inc.	12,777	66,440
iHeartMedia, Inc., Class A*	15,173	16,539
Innovid Corp.*	14,081	26,050
Integral Ad Science Holding Corp.*	9,436	91,718
John Wiley & Sons, Inc., Class A	2,552	103,866
Magnite, Inc.*	2,092	27,803
National CineMedia, Inc.*	10,542	46,279
Scholastic Corp.	3,477	123,329
Stagwell, Inc., Class A*	11,164	76,139
TEGNA, Inc.	25,962	361,910
WideOpenWest, Inc.*	7,784	42,111

		1,952,135

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	5,548	53,372
Spok Holdings, Inc.	2,634	39,010
Telephone and Data Systems, Inc.	14,555	301,725

		394,107

Total Communication Services		11,816,603

Consumer Discretionary (14.4%)
Automobile Components (0.6%)
Adient plc*	13,514	333,931
American Axle & Manufacturing Holdings, Inc.*	17,007	118,879
Cooper-Standard Holdings, Inc.*	2,513	31,262
Dana, Inc.	19,447	235,698
Dorman Products, Inc.*	3,000	274,440
Fox Factory Holding Corp.*	6,227	300,079
Goodyear Tire & Rubber Co. (The)*	42,044	477,199
Holley, Inc.*	3,808	13,633
Luminar Technologies, Inc., Class A*	6,466	9,634
Phinia, Inc.	6,714	264,263
Solid Power, Inc. (x)*	23,023	37,988
Standard Motor Products, Inc.	3,143	87,155
Stoneridge, Inc.*	3,959	63,186

		2,247,347

Automobiles (0.1%)
Canoo, Inc.*	8,819	18,784
Winnebago Industries, Inc.	4,230	229,266

		248,050

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	2,925	13,133
Groupon, Inc.*	1,700	26,010

		39,143

Distributors (0.0%)†
Weyco Group, Inc.	766	23,225

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	4,708	321,133
American Public Education, Inc.*	2,144	37,692
Carriage Services, Inc., Class A	448	12,024
Chegg, Inc.*	14,607	46,158
European Wax Center, Inc., Class A (x)*	269	2,671
Graham Holdings Co., Class B	494	345,578
Laureate Education, Inc.	3,918	58,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Lincoln Educational Services Corp.*	4,066	$48,223
Mister Car Wash, Inc.*	1,881	13,393
Perdoceo Education Corp.	9,425	201,883
Strategic Education, Inc.	3,284	363,407

		1,450,697

Hotels, Restaurants & Leisure (1.6%)
Bally’s Corp.*	3,541	42,386
Biglari Holdings, Inc., Class B*	94	18,178
BJ’s Restaurants, Inc.*	1,273	44,173
Bloomin’ Brands, Inc.	5,571	107,130
Brinker International, Inc.*	674	48,791
Carnival Corp.*	32,000	599,040
Century Casinos, Inc.*	109	302
Chuy’s Holdings, Inc.*	2,548	66,044
Cracker Barrel Old Country Store, Inc.	2,569	108,309
Denny’s Corp.*	1,905	13,526
Despegar.com Corp.*	7,864	104,041
Dine Brands Global, Inc.	1,983	71,785
El Pollo Loco Holdings, Inc.*	3,809	43,080
Empire Resorts, Inc. (r)*	307	—
Everi Holdings, Inc.*	5,276	44,318
Full House Resorts, Inc.*	4,725	23,625
Global Business Travel Group I*	2,478	16,355
Golden Entertainment, Inc.	2,966	92,272
International Game Technology plc	14,555	297,795
Life Time Group Holdings, Inc.*	8,703	163,877
Lindblad Expeditions Holdings, Inc.*	1,624	15,672
Mondee Holdings, Inc., Class A (x)*	702	1,685
Papa John’s International, Inc.	1,363	64,034
Portillo’s, Inc., Class A*	1,668	16,213
RCI Hospitality Holdings, Inc.	622	27,094
Red Rock Resorts, Inc., Class A	3,976	218,402
Sabre Corp.*	44,063	117,648
Six Flags Entertainment Corp.*	2,795	92,626
United Parks & Resorts, Inc.*	359	19,497
Vacasa, Inc., Class A*	1,354	6,594
Wendy’s Co. (The)	218,400	3,704,064

		6,188,556

Household Durables (1.9%)
Beazer Homes USA, Inc.*	4,272	117,394
Century Communities, Inc.	3,698	301,979
Cricut, Inc., Class A*	1,438	8,614
Ethan Allen Interiors, Inc.	3,266	91,089
Flexsteel Industries, Inc.	673	20,903
GoPro, Inc., Class A*	17,350	24,637
Green Brick Partners, Inc.*	3,337	191,010
Hamilton Beach Brands Holding Co., Class A	1,260	21,659
Helen of Troy Ltd.*	3,507	325,239
Hooker Furnishings Corp.	1,498	21,691
Hovnanian Enterprises, Inc., Class A*	690	97,925
iRobot Corp. (x)*	4,215	38,399
KB Home	8,567	601,232
Landsea Homes Corp.*	2,446	22,479
La-Z-Boy, Inc.	6,343	236,467
Legacy Housing Corp.*	1,501	34,433
LGI Homes, Inc.*	2,845	254,599
Lifetime Brands, Inc.	1,851	15,900
Lovesac Co. (The)*	1,011	22,828
M/I Homes, Inc.*	3,987	486,972

Meritage Homes Corp.	5,288	855,863
Purple Innovation, Inc., Class A (x)*	7,475	7,774
Skyline Champion Corp.*	4,153	281,366
Sonos, Inc.*	1,942	28,664
Taylor Morrison Home Corp., Class A*	15,293	847,844
Traeger, Inc.*	5,050	12,120
Tri Pointe Homes, Inc.*	58,930	2,195,142
United Homes Group, Inc.*	590	3,357
VOXX International Corp., Class A*	179	566
Worthington Enterprises, Inc.	558	26,410

		7,194,555

Leisure Products (0.3%)
AMMO, Inc. (x)*	13,565	22,789
Clarus Corp. (x)	3,731	25,110
Escalade, Inc. (x)	1,476	20,354
Funko, Inc., Class A*	4,517	44,086
JAKKS Pacific, Inc.*	1,047	18,752
Johnson Outdoors, Inc., Class A	606	21,198
Latham Group, Inc.*	5,834	17,677
Malibu Boats, Inc., Class A*	2,972	104,139
Marine Products Corp.	628	6,343
MasterCraft Boat Holdings, Inc.*	2,395	45,217
Peloton Interactive, Inc., Class A*	3,663	12,381
Smith & Wesson Brands, Inc.	6,196	88,851
Solo Brands, Inc., Class A (x)*	3,158	7,200
Sturm Ruger & Co., Inc.	1,746	72,721
Topgolf Callaway Brands Corp.*	21,066	322,310
Vista Outdoor, Inc.*	8,610	324,166

		1,153,294

Specialty Retail (9.3%)
1-800-Flowers.com, Inc., Class A*	2,919	27,789
Aaron’s Co., Inc. (The)	4,919	49,092
Academy Sports & Outdoors, Inc.	7,868	418,971
American Eagle Outfitters, Inc.	5,635	112,475
America’s Car-Mart, Inc.*	899	54,129
Arhaus, Inc., Class A	1,126	19,075
Arko Corp.	10,505	65,866
Asbury Automotive Group, Inc.*	2,983	679,736
AutoNation, Inc.*	98,700	15,730,806
BARK, Inc. (x)*	18,325	33,168
Beyond, Inc. (x)*	6,913	90,422
Caleres, Inc.	3,579	120,254
Citi Trends, Inc.*	1,167	24,810
Designer Brands, Inc., Class A	5,991	40,919
Destination XL Group, Inc.*	7,483	27,238
EVgo, Inc., Class A (x)*	13,188	32,311
Foot Locker, Inc.	12,298	306,466
Genesco, Inc.*	1,169	30,230
Group 1 Automotive, Inc.	1,960	582,669
GrowGeneration Corp.*	9,371	20,148
Haverty Furniture Cos., Inc.	2,124	53,716
Hibbett, Inc.	363	31,657
J Jill, Inc.	71	2,483
Lands’ End, Inc.*	2,256	30,659
Leslie’s, Inc.*	10,486	43,936
MarineMax, Inc.*	3,217	104,134
Monro, Inc.	4,414	105,318
National Vision Holdings, Inc.*	10,842	141,922
ODP Corp. (The)*	5,252	206,246
OneWater Marine, Inc., Class A (x)*	1,747	48,165

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Penske Automotive Group, Inc.	98,500	$14,678,470
Petco Health & Wellness Co., Inc., Class A*	12,271	46,384
RealReal, Inc. (The)*	4,517	14,409
Rent the Runway, Inc., Class A*	31	545
RumbleON, Inc., Class B*	2,351	9,639
Sally Beauty Holdings, Inc.*	15,321	164,394
Shoe Carnival, Inc.	2,642	97,463
Signet Jewelers Ltd.	6,305	564,802
Sleep Number Corp.*	3,210	30,720
Sonic Automotive, Inc., Class A	1,541	83,938
Stitch Fix, Inc., Class A*	13,281	55,116
ThredUp, Inc., Class A*	9,525	16,193
Tile Shop Holdings, Inc.*	2,818	19,529
Tilly’s, Inc., Class A*	2,181	13,151
Urban Outfitters, Inc.*	6,776	278,155
Victoria’s Secret & Co.*	8,861	156,574
Winmark Corp.	432	152,336
Zumiez, Inc.*	2,423	47,200

		35,663,828

Textiles, Apparel & Luxury Goods (0.2%)
Figs, Inc., Class A*	18,074	96,334
G-III Apparel Group Ltd.*	5,985	162,014
Movado Group, Inc.	19,850	493,471
Oxford Industries, Inc.	670	67,101
Rocky Brands, Inc.	694	25,650
Superior Group of Cos., Inc.	1,645	31,107
Vera Bradley, Inc.*	3,814	23,876

		899,553

Total Consumer Discretionary		55,108,248

Consumer Staples (3.5%)
Beverages (0.2%)
Crimson Wine Group Ltd. (x)*	65,000	388,050
Duckhorn Portfolio, Inc. (The)*	7,590	53,889
Primo Water Corp.	20,512	448,392

		890,331

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	4,267	211,643
HF Foods Group, Inc.*	6,494	19,482
Ingles Markets, Inc., Class A	2,099	144,013
Natural Grocers by Vitamin Cottage, Inc.	1,071	22,705
PriceSmart, Inc.	1,334	108,321
SpartanNash Co.	5,128	96,201
United Natural Foods, Inc.*	8,824	115,595
Village Super Market, Inc., Class A	1,218	32,167
Weis Markets, Inc.	2,362	148,263

		898,390

Food Products (0.4%)
Alico, Inc.	2,794	72,393
B&G Foods, Inc. (x)	11,155	90,132
BRC, Inc., Class A (x)*	824	5,051
Calavo Growers, Inc.	2,060	46,762
Cal-Maine Foods, Inc.	5,678	346,983
Dole plc	10,908	133,514
Fresh Del Monte Produce, Inc.	5,033	109,971
Hain Celestial Group, Inc. (The)*	13,427	92,781
Limoneira Co.	2,499	52,004

Mission Produce, Inc.*	5,609	55,417
Seneca Foods Corp., Class A*	710	40,754
TreeHouse Foods, Inc.*	7,196	263,661
Utz Brands, Inc.	3,075	51,168
Whole Earth Brands, Inc.*	4,711	22,895

		1,383,486

Household Products (0.1%)
Central Garden & Pet Co.*	1,313	50,551
Central Garden & Pet Co., Class A*	6,213	205,215
Oil-Dri Corp. of America	559	35,826

		291,592

Personal Care Products (2.5%)
Edgewell Personal Care Co.	7,284	292,744
Herbalife Ltd.*	4,901	50,921
Honest Co., Inc. (The)*	6,968	20,347
Inter Parfums, Inc.	77,500	8,992,325
Medifast, Inc.	1,591	34,716
Nature’s Sunshine Products, Inc.*	1,462	22,032
Nu Skin Enterprises, Inc., Class A	7,115	74,992
Olaplex Holdings, Inc.*	20,405	31,424
USANA Health Sciences, Inc.*	1,659	75,053
Veru, Inc.*	6,604	5,556
Waldencast plc, Class A*	3,945	14,162

		9,614,272

Tobacco (0.1%)
Turning Point Brands, Inc.	349	11,199
Universal Corp.	3,556	171,364
Vector Group Ltd.	18,326	193,706

		376,269

Total Consumer Staples		13,454,340

Energy (20.4%)
Energy Equipment & Services (1.9%)
Borr Drilling Ltd.	34,869	224,905
Bristow Group, Inc., Class A*	3,613	121,144
Diamond Offshore Drilling, Inc.*	15,065	233,357
DMC Global, Inc. (x)*	2,267	32,690
Drilling Tools International Corp.*	979	5,502
Dril-Quip, Inc.*	5,099	94,841
Expro Group Holdings NV*	13,956	319,871
Forum Energy Technologies, Inc.*	1,489	25,105
Geospace Technologies Corp.*	1,819	16,335
Helix Energy Solutions Group, Inc.*	17,404	207,804
Helmerich & Payne, Inc.	14,244	514,778
Kodiak Gas Services, Inc.	2,137	58,255
Liberty Energy, Inc., Class A	22,889	478,151
Mammoth Energy Services, Inc. (x)*	3,693	12,113
Nabors Industries Ltd.*	931	66,250
Natural Gas Services Group, Inc.*	1,228	24,707
Newpark Resources, Inc.*	12,204	101,415
Noble Corp. plc	3,546	158,329
Oil States International, Inc.*	9,094	40,377
Patterson-UTI Energy, Inc.	58,742	608,567
ProFrac Holding Corp., Class A (x)*	3,282	24,320
ProPetro Holding Corp.*	13,751	119,221
Ranger Energy Services, Inc., Class A	2,471	25,995
RPC, Inc.	12,435	77,719
SEACOR Marine Holdings, Inc.*	3,636	49,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Seadrill Ltd.*	7,711	$397,116
Select Water Solutions, Inc., Class A	13,444	143,851
Solaris Oilfield Infrastructure, Inc., Class A	3,727	31,978
Subsea 7 SA (ADR)	103,000	1,942,580
Transocean Ltd.*	107,623	575,783
US Silica Holdings, Inc.*	11,220	173,349
Valaris Ltd.*	3,328	247,936

		7,153,394

Oil, Gas & Consumable Fuels (18.5%)
Aemetis, Inc.*	5,693	17,136
Amplify Energy Corp.*	5,552	37,643
Ardmore Shipping Corp.	6,027	135,788
Berry Corp.	8,046	51,977
California Resources Corp.	10,156	540,502
Centrus Energy Corp., Class A*	613	26,206
Clean Energy Fuels Corp.*	25,373	67,746
CNX Resources Corp.*	22,154	538,342
Comstock Resources, Inc. (x)	13,719	142,403
CONSOL Energy, Inc.*	4,300	438,729
Crescent Energy Co., Class A (x)	9,483	112,374
CVR Energy, Inc.	866	23,183
Delek US Holdings, Inc.	7,045	174,434
DHT Holdings, Inc.	19,925	230,532
Diversified Energy Co. plc	6,482	87,442
Dorian LPG Ltd.	2,553	107,124
Encore Energy Corp. (x)*	7,308	28,794
Energy Fuels, Inc. (x)*	23,875	144,682
Equitrans Midstream Corp.	48,458	628,985
Evolution Petroleum Corp.	2,922	15,399
Excelerate Energy, Inc., Class A	2,579	47,557
FLEX LNG Ltd. (x)	1,688	45,644
FutureFuel Corp.	4,174	21,413
Golar LNG Ltd.	14,531	455,547
Granite Ridge Resources, Inc. (x)	7,396	46,817
Green Plains, Inc.*	6,966	110,481
Gulfport Energy Corp.*	928	140,128
Hallador Energy Co.*	3,441	26,737
HighPeak Energy, Inc.	2,103	29,568
International Seaways, Inc.	5,947	351,646
Kinetik Holdings, Inc., Class A	5,031	208,485
Landbridge Co. LLC, Class A*	235,295	5,447,079
Magnolia Oil & Gas Corp., Class A	1,959	49,641
Murphy Oil Corp.	21,458	884,928
NACCO Industries, Inc., Class A	667	18,456
Nordic American Tankers Ltd.	29,984	119,336
Northern Oil & Gas, Inc.	13,740	510,716
Overseas Shipholding Group, Inc., Class A	7,201	61,064
Par Pacific Holdings, Inc.*	8,647	218,337
PBF Energy, Inc., Class A	15,318	704,934
Peabody Energy Corp.	18,895	417,957
Permian Basin Royalty Trust	25,900	291,634
PrairieSky Royalty Ltd. (x)	91,300	1,735,170
PrimeEnergy Resources Corp.*	92	9,784
REX American Resources Corp.*	1,780	81,150
Riley Exploration Permian, Inc.	1,394	39,464
Ring Energy, Inc. (x)*	21,719	36,705
SandRidge Energy, Inc.	4,759	61,534
Scorpio Tankers, Inc.	6,913	561,958
SFL Corp. Ltd.	13,075	181,481

SilverBow Resources, Inc.*	2,849	107,778
Sitio Royalties Corp., Class A	12,032	284,076
SM Energy Co.	14,158	612,050
Talos Energy, Inc.*	21,781	264,639
Teekay Corp.*	8,451	75,805
Teekay Tankers Ltd., Class A	3,552	244,413
Tellurian, Inc.*	7,538	5,221
Texas Pacific Land Corp.	71,002	52,134,639
Ur-Energy, Inc.*	3,956	5,538
VAALCO Energy, Inc.	13,935	87,372
Vital Energy, Inc. (x)*	4,226	189,409
Vitesse Energy, Inc.	3,578	84,799
World Kinect Corp.	8,084	208,567

		70,769,078

Total Energy		77,922,472

Financials (14.4%)
Banks (8.2%)
1st Source Corp.	2,827	151,584
ACNB Corp. (x)	1,168	42,363
Amalgamated Financial Corp.	2,815	77,131
Amerant Bancorp, Inc., Class A	4,759	108,029
Ameris Bancorp	9,696	488,194
Ames National Corp. (x)	1,287	26,371
Arrow Financial Corp.	2,483	64,682
Associated Banc-Corp.	23,008	486,619
Atlantic Union Bankshares Corp.	12,600	413,910
Axos Financial, Inc.*	7,187	410,737
Banc of California, Inc.	20,856	266,540
BancFirst Corp.	2,645	231,966
Bank First Corp. (x)	1,445	119,343
Bank of Hawaii Corp.	5,563	318,259
Bank of Marin Bancorp	2,332	37,755
Bank of NT Butterfield & Son Ltd. (The)	7,078	248,579
Bank7 Corp.	640	20,032
BankUnited, Inc.	10,775	315,384
Bankwell Financial Group, Inc.	919	23,315
Banner Corp.	4,788	237,676
Bar Harbor Bankshares	2,370	63,706
BayCom Corp. (x)	1,683	34,249
BCB Bancorp, Inc.	2,350	24,980
Berkshire Hills Bancorp, Inc.	6,193	141,200
Blue Foundry Bancorp*	3,343	30,321
Blue Ridge Bankshares, Inc.*	139	363
Bridgewater Bancshares, Inc.*	3,013	34,981
Brookline Bancorp, Inc.	12,530	104,625
Burke & Herbert Financial Services Corp.	1,916	97,678
Business First Bancshares, Inc.	3,536	76,943
Byline Bancorp, Inc.	4,874	115,709
C&F Financial Corp.	41	1,976
Cadence Bank	25,369	717,435
California Bancorp*	1,199	25,779
Cambridge Bancorp	1,163	80,247
Camden National Corp.	2,235	73,755
Capital Bancorp, Inc.	1,334	27,347
Capital City Bank Group, Inc.	2,034	57,847
Capitol Federal Financial, Inc.	17,708	97,217
Carter Bankshares, Inc.*	3,461	52,330
Cathay General Bancorp	9,855	371,731

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Central Pacific Financial Corp.	3,611	$76,553
Chemung Financial Corp.	438	21,024
ChoiceOne Financial Services, Inc.	1,128	32,317
Citizens & Northern Corp.	2,114	37,819
Citizens Financial Services, Inc.	618	27,759
City Holding Co.	1,916	203,575
Civista Bancshares, Inc.	2,283	35,364
CNB Financial Corp.	3,125	63,781
Coastal Financial Corp.*	162	7,475
Codorus Valley Bancorp, Inc. (x)	1,310	31,492
Colony Bankcorp, Inc.	2,562	31,384
Columbia Financial, Inc.*	3,949	59,117
Community Financial System, Inc.	7,574	357,569
Community Trust Bancorp, Inc.	2,354	102,776
Community West Bancshares	2,554	47,249
ConnectOne Bancorp, Inc.	5,557	104,972
CrossFirst Bankshares, Inc.*	6,912	96,906
Customers Bancorp, Inc.*	4,362	209,289
CVB Financial Corp.	19,514	336,421
Dime Community Bancshares, Inc.	4,980	101,592
Eagle Bancorp, Inc.	4,205	79,474
Eastern Bankshares, Inc.	23,421	327,426
Enterprise Bancorp, Inc.	1,433	35,653
Enterprise Financial Services Corp.	5,616	229,751
Equity Bancshares, Inc., Class A	2,290	80,608
Esquire Financial Holdings, Inc.	176	8,378
ESSA Bancorp, Inc. (x)	1,119	19,683
Farmers & Merchants Bancorp, Inc.	1,892	43,932
Farmers National Banc Corp.	5,354	66,871
FB Financial Corp.	5,505	214,860
Fidelity D&D Bancorp, Inc. (x)	682	29,872
Financial Institutions, Inc.	2,391	46,194
First Bancorp (Nasdaq Stock Exchange)	5,762	183,923
First Bancorp (New York Stock Exchange)	21,904	400,624
First Bancorp, Inc. (The)	1,563	38,841
First Bancshares, Inc. (The)	4,674	121,431
First Bank	3,116	39,698
First Busey Corp.	8,348	202,105
First Business Financial Services, Inc.	1,174	43,426
First Commonwealth Financial Corp.	14,340	198,035
First Community Bankshares, Inc.	2,662	98,068
First Financial Bancorp	13,328	296,148
First Financial Corp.	1,777	65,536
First Financial Northwest, Inc.	1,061	22,419
First Foundation, Inc.	5,711	37,407
First Internet Bancorp	790	21,346
First Interstate BancSystem, Inc., Class A	11,923	331,102
First Merchants Corp.	8,990	299,277
First Mid Bancshares, Inc.	3,547	116,625
First of Long Island Corp. (The)	3,151	31,573
First Western Financial, Inc.*	923	15,691
Five Star Bancorp	2,464	58,274
Flushing Financial Corp.	4,222	55,519
FS Bancorp, Inc.	968	35,284
Fulton Financial Corp.	22,989	390,353
FVCBankcorp, Inc.*	2,349	25,651
German American Bancorp, Inc.	4,299	151,970
Glacier Bancorp, Inc.	16,919	631,417
Great Southern Bancorp, Inc.	1,254	69,735
Guaranty Bancshares, Inc.	1,166	36,776

Hancock Whitney Corp.	12,781	611,315
Hanmi Financial Corp.	4,294	71,796
HarborOne Bancorp, Inc.	5,998	66,758
HBT Financial, Inc.	2,085	42,576
Heartland Financial USA, Inc.	6,331	281,413
Heritage Commerce Corp.	9,274	80,684
Heritage Financial Corp.	5,159	93,017
Hilltop Holdings, Inc.	7,186	224,778
Hingham Institution For Savings (The) (x)	227	40,606
Home Bancorp, Inc.	1,037	41,490
Home BancShares, Inc.	28,394	680,320
HomeStreet, Inc.	2,558	29,161
HomeTrust Bancshares, Inc.	2,297	68,979
Hope Bancorp, Inc.	16,727	179,648
Horizon Bancorp, Inc.	6,860	84,858
Independent Bank Corp.	3,237	87,399
Independent Bank Corp./MA	6,305	319,790
Independent Bank Group, Inc.	5,220	237,614
International Bancshares Corp.	8,152	466,376
Investar Holding Corp.	1,435	22,099
John Marshall Bancorp, Inc. (x)	1,937	33,781
Kearny Financial Corp.	8,188	50,356
Lakeland Financial Corp.	3,281	201,847
LCNB Corp.	1,923	26,749
LINKBANCORP, Inc.	3,194	19,547
Live Oak Bancshares, Inc.	800	28,048
Macatawa Bank Corp.	3,933	57,422
Mercantile Bank Corp.	2,434	98,747
Metrocity Bankshares, Inc.	2,597	68,561
Metropolitan Bank Holding Corp.*	1,587	66,797
Mid Penn Bancorp, Inc.	2,252	49,431
Middlefield Banc Corp.	1,027	24,699
Midland States Bancorp, Inc.	2,890	65,459
MidWestOne Financial Group, Inc.	2,300	51,727
MVB Financial Corp.	1,616	30,122
National Bank Holdings Corp., Class A	5,148	201,029
National Bankshares, Inc. (x)	771	21,804
NB Bancorp, Inc.*	5,970	90,028
NBT Bancorp, Inc.	6,122	236,309
New York Community Bancorp, Inc.	112,257	361,468
Nicolet Bankshares, Inc.	1,575	130,788
Northeast Bank	1,004	61,103
Northeast Community Bancorp, Inc.	1,917	34,161
Northfield Bancorp, Inc.	5,608	53,164
Northrim Bancorp, Inc.	875	50,435
Northwest Bancshares, Inc.	18,093	208,974
Norwood Financial Corp. (x)	1,150	29,187
Oak Valley Bancorp	958	23,921
OceanFirst Financial Corp.	8,810	139,991
OFG Bancorp	6,584	246,571
Old National Bancorp	47,087	809,426
Old Second Bancorp, Inc.	6,746	99,908
Orange County Bancorp, Inc.	812	42,939
Origin Bancorp, Inc.	4,425	140,361
Orrstown Financial Services, Inc. (x)	1,456	39,836
Pacific Premier Bancorp, Inc.	13,713	314,988
Park National Corp.	2,204	313,717
Parke Bancorp, Inc.	1,545	26,883
Pathward Financial, Inc.	2,565	145,102
PCB Bancorp	1,635	26,618
Peapack-Gladstone Financial Corp.	2,571	58,233

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Peoples Bancorp of North Carolina, Inc.	706	$20,615
Peoples Bancorp, Inc.	5,242	157,260
Peoples Financial Services Corp.	1,090	49,639
Pioneer Bancorp, Inc.*	1,697	16,987
Plumas Bancorp	757	27,237
Ponce Financial Group, Inc.*	3,122	28,535
Preferred Bank	1,327	100,175
Premier Financial Corp.	5,421	110,914
Primis Financial Corp.	3,139	32,897
Princeton Bancorp, Inc.	718	23,766
Provident Bancorp, Inc.*	2,276	23,192
Provident Financial Services, Inc.	17,909	256,994
QCR Holdings, Inc.	2,533	151,980
RBB Bancorp	2,788	52,442
Red River Bancshares, Inc.	734	35,225
Renasant Corp.	8,009	244,595
Republic Bancorp, Inc., Class A	1,234	66,155
S&T Bancorp, Inc.	5,554	185,448
Sandy Spring Bancorp, Inc.	6,637	161,677
Seacoast Banking Corp. of Florida	12,133	286,824
ServisFirst Bancshares, Inc.	5,358	338,572
Shore Bancshares, Inc.	4,037	46,224
Sierra Bancorp	2,080	46,550
Simmons First National Corp., Class A	17,620	309,760
SmartFinancial, Inc.	2,370	56,098
South Plains Financial, Inc.	1,904	51,408
Southern California Bancorp*	1,671	22,508
Southern First Bancshares, Inc.*	1,229	35,936
Southern Missouri Bancorp, Inc.	1,450	65,264
Southern States Bancshares, Inc.	1,196	32,459
Southside Bancshares, Inc.	4,128	113,974
SouthState Corp.	11,421	872,793
Stellar Bancorp, Inc.	7,450	171,052
Sterling Bancorp, Inc.*	3,185	16,658
Stock Yards Bancorp, Inc.	3,818	189,640
Texas Capital Bancshares, Inc.*	7,033	429,998
Third Coast Bancshares, Inc.*	1,715	36,478
Timberland Bancorp, Inc.	1,128	30,558
Tompkins Financial Corp.	1,817	88,851
Towne Bank	10,827	295,252
TriCo Bancshares	4,814	190,490
Triumph Financial, Inc.*	364	29,757
TrustCo Bank Corp.	2,656	76,413
Trustmark Corp.	8,764	263,271
UMB Financial Corp.	6,727	561,166
United Bankshares, Inc.	19,475	631,769
United Community Banks, Inc.	16,362	416,577
Unity Bancorp, Inc.	1,076	31,817
Univest Financial Corp.	4,358	99,493
USCB Financial Holdings, Inc.	1,248	16,012
Valley National Bancorp	63,565	443,684
Veritex Holdings, Inc.	7,204	151,932
Virginia National Bankshares Corp.	653	21,418
WaFd, Inc.	10,304	294,488
Washington Trust Bancorp, Inc.	2,642	72,417
WesBanco, Inc.	8,825	246,306
West Bancorp, Inc.	2,414	43,211
Westamerica Bancorp	2,977	144,474
WSFS Financial Corp.	8,590	403,730

		31,436,207

Capital Markets (1.8%)
AlTi Global, Inc.*	5,019	26,149
AssetMark Financial Holdings, Inc.*	1,752	60,532
Associated Capital Group, Inc., Class A (x)‡	66,800	2,272,536
Bakkt Holdings, Inc., Class A*	100,000	1,892,000
BGC Group, Inc., Class A	30,852	256,072
Diamond Hill Investment Group, Inc.	117	16,468
Donnelley Financial Solutions, Inc.*	1,422	84,780
Federated Hermes, Inc., Class B	8,000	263,040
Forge Global Holdings, Inc. (x)*	17,238	25,167
Galaxy Digital Holdings Ltd.*	24,800	289,685
GAMCO Investors, Inc., Class A	47,900	1,163,970
GCM Grosvenor, Inc., Class A	1,788	17,451
Hellenic Exchanges – Athens Stock Exchange SA	2,400	12,440
MarketWise, Inc.	5,021	5,824
Onex Corp.	1,900	128,839
OTC Markets Group, Inc., Class A	100	4,890
Silvercrest Asset Management Group, Inc., Class A	1,585	24,710
StoneX Group, Inc.*	3,736	281,358
Urbana Corp.	18,000	74,208
Urbana Corp. (Non-Voting)	20,000	69,149
Value Line, Inc.	23	991
Virtus Investment Partners, Inc.	227	51,268

		7,021,527

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	918	25,869
Bread Financial Holdings, Inc.	6,275	279,614
Consumer Portfolio Services, Inc. (x)*	1,457	14,279
Encore Capital Group, Inc.*	3,596	150,061
Enova International, Inc.*	3,886	241,903
Green Dot Corp., Class A (x)*	6,494	61,368
LendingClub Corp.*	16,523	139,785
LendingTree, Inc.*	147	6,114
Medallion Financial Corp.	2,861	21,972
Navient Corp.	12,453	181,316
Nelnet, Inc., Class A	2,192	221,085
PRA Group, Inc.*	5,876	115,522
PROG Holdings, Inc.	5,332	184,914
Regional Management Corp.	1,199	34,459
World Acceptance Corp.*	75	9,269

		1,687,530

Financial Services (1.7%)
Acacia Research Corp.*	5,621	28,161
Alerus Financial Corp.	2,584	50,672
A-Mark Precious Metals, Inc.	2,662	86,169
Banco Latinoamericano de Comercio Exterior SA, Class E	4,188	124,258
Burford Capital Ltd.	29,545	385,562
Cannae Holdings, Inc.	8,603	156,059
Cantaloupe, Inc.*	717	4,732
Cass Information Systems, Inc.	403	16,148
Compass Diversified Holdings	10,156	222,315
Enact Holdings, Inc.	4,389	134,567
Essent Group Ltd.	15,499	870,889
Federal Agricultural Mortgage Corp., Class C	191	34,537
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (x)	16,608	491,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

I3 Verticals, Inc., Class A*	3,167	$69,927
Jackson Financial, Inc., Class A	11,354	843,148
Marqeta, Inc., Class A*	10,079	55,233
Merchants Bancorp	2,604	105,566
Mr Cooper Group, Inc.*	6,126	497,615
NewtekOne, Inc.	3,483	43,781
NMI Holdings, Inc., Class A*	10,923	371,819
Onity Group, Inc.*	965	23,141
Pagseguro Digital Ltd., Class A*	13,466	157,418
Payoneer Global, Inc.*	816	4,521
Paysafe Ltd.*	4,678	82,707
PennyMac Financial Services, Inc.	1,879	177,754
Radian Group, Inc.	22,002	684,262
Repay Holdings Corp., Class A*	13,466	142,201
Sezzle, Inc.*	64	5,646
StoneCo Ltd., Class A*	20,395	244,536
SWK Holdings Corp. (x)*	665	11,298
Velocity Financial, Inc. (x)*	1,512	27,110
Walker & Dunlop, Inc.	1,379	135,418
Waterstone Financial, Inc.	2,642	33,791

		6,322,558

Insurance (1.3%)
Ambac Financial Group, Inc.*	6,374	81,715
American Coastal Insurance Corp. (x)*	2,116	22,324
AMERISAFE, Inc.	1,589	69,741
CNO Financial Group, Inc.	16,174	448,343
Donegal Group, Inc., Class A	2,407	31,002
Employers Holdings, Inc.	3,705	157,944
Enstar Group Ltd.*	1,876	573,493
F&G Annuities & Life, Inc.	2,566	97,636
Fidelis Insurance Holdings Ltd.	7,132	116,323
Genworth Financial, Inc., Class A*	63,965	386,349
GoHealth, Inc., Class A*	670	6,512
Greenlight Capital Re Ltd., Class A*	4,067	53,278
Hamilton Insurance Group Ltd., Class B*	2,480	41,292
Heritage Insurance Holdings, Inc.*	3,442	24,369
Hippo Holdings, Inc. (x)*	2,943	50,590
Horace Mann Educators Corp.	5,913	192,882
Investors Title Co.	181	32,604
James River Group Holdings Ltd.	4,687	36,231
Lemonade, Inc. (x)*	1,412	23,298
Maiden Holdings Ltd. (x)*	14,062	28,968
MBIA, Inc. (x)	6,796	37,310
Mercury General Corp.	3,515	186,787
National Western Life Group, Inc., Class A	337	167,469
NI Holdings, Inc.*	873	13,357
ProAssurance Corp.*	7,337	89,658
Safety Insurance Group, Inc.	2,102	157,713
Selective Insurance Group, Inc.	1,359	127,515
Selectquote, Inc.*	20,526	56,652
SiriusPoint Ltd.*	13,490	164,578
Skyward Specialty Insurance Group, Inc.*	4,208	152,245
Stewart Information Services Corp.	3,746	232,552
Tiptree, Inc., Class A	2,974	49,041
United Fire Group, Inc.	3,002	64,513
Universal Insurance Holdings, Inc.	2,783	52,209
White Mountains Insurance Group Ltd.	548	995,963

		5,022,456

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AFC Gamma, Inc. (REIT)	2,337	28,511
AG Mortgage Investment Trust, Inc. (REIT)	3,516	23,346
Angel Oak Mortgage REIT, Inc. (REIT) (x)	1,345	17,619
Apollo Commercial Real Estate Finance, Inc. (REIT)	21,055	206,128
Arbor Realty Trust, Inc. (REIT) (x)	26,505	380,347
Ares Commercial Real Estate Corp. (REIT) (x)	7,805	51,903
ARMOUR Residential REIT, Inc. (REIT) (x)	7,307	141,610
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	25,546	445,011
BrightSpire Capital, Inc. (REIT), Class A	19,597	111,703
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,442	37,509
Chimera Investment Corp. (REIT)	11,862	151,834
Claros Mortgage Trust, Inc. (REIT)	12,912	103,554
Dynex Capital, Inc. (REIT)	9,124	108,941
Ellington Financial, Inc. (REIT) (x)	12,060	145,685
Franklin BSP Realty Trust, Inc. (REIT)	11,947	150,532
Granite Point Mortgage Trust, Inc. (REIT)	6,897	20,484
Invesco Mortgage Capital, Inc. (REIT) (x)	7,488	70,162
KKR Real Estate Finance Trust, Inc. (REIT)	6,360	57,558
Ladder Capital Corp. (REIT)	17,035	192,325
MFA Financial, Inc. (REIT)	15,240	162,154
New York Mortgage Trust, Inc. (REIT)	13,196	77,065
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	19,167
Orchid Island Capital, Inc. (REIT) (x)	8,015	66,845
PennyMac Mortgage Investment Trust (REIT)	13,027	179,121
Ready Capital Corp. (REIT)	23,683	193,727
Redwood Trust, Inc. (REIT)	19,249	124,926
Seven Hills Realty Trust (REIT)	1,888	23,940
TPG RE Finance Trust, Inc. (REIT)	8,628	74,546
Two Harbors Investment Corp. (REIT)	15,379	203,157

		3,569,410

Total Financials		55,059,688

Health Care (4.3%)
Biotechnology (2.1%)
2seventy bio, Inc. (x)*	7,709	29,680
4D Molecular Therapeutics, Inc.*	2,608	54,742
89bio, Inc.*	11,930	95,559
Aadi Bioscience, Inc.*	246	359
Absci Corp.*	3,276	10,090
ACELYRIN, Inc.*	10,720	47,275
Achieve Life Sciences, Inc.*	1,926	9,052
Acrivon Therapeutics, Inc. (x)*	1,881	10,910
Acumen Pharmaceuticals, Inc.*	6,160	14,907
ADC Therapeutics SA*	4,129	13,048
Adicet Bio, Inc.*	695	841
Adverum Biotechnologies, Inc.*	3,042	20,868
Agenus, Inc.*	2,596	43,483
Agios Pharmaceuticals, Inc.*	8,322	358,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Akebia Therapeutics, Inc.*	27,874	$28,431
Akero Therapeutics, Inc.*	8,305	194,835
Aldeyra Therapeutics, Inc.*	6,599	21,843
Allogene Therapeutics, Inc. (x)*	15,641	36,444
Altimmune, Inc. (x)*	4,855	32,286
Anavex Life Sciences Corp.*	7,861	33,173
Anika Therapeutics, Inc.*	1,724	43,669
Annexon, Inc.*	12,432	60,917
Applied Therapeutics, Inc.*	5,599	26,147
Arbutus Biopharma Corp.*	1,625	5,021
Arcturus Therapeutics Holdings, Inc.*	389	9,472
ArriVent Biopharma, Inc.*	717	13,300
Astria Therapeutics, Inc.*	926	8,427
Atossa Therapeutics, Inc.*	15,514	18,462
Aura Biosciences, Inc.*	6,660	50,350
Aurinia Pharmaceuticals, Inc.*	5,612	32,045
Avid Bioservices, Inc.*	753	5,376
Beam Therapeutics, Inc.*	11,262	263,869
BioAtla, Inc.*	678	929
Black Diamond Therapeutics, Inc.*	1,815	8,458
Bluebird Bio, Inc. (x)*	26,838	26,414
Bridgebio Pharma, Inc.*	7,817	198,005
C4 Therapeutics, Inc.*	8,705	40,217
Cabaletta Bio, Inc.*	4,950	37,026
Capricor Therapeutics, Inc.*	1,139	5,433
Cardiff Oncology, Inc.*	3,695	8,203
CareDx, Inc.*	5,770	89,608
Cargo Therapeutics, Inc.*	2,602	42,725
Caribou Biosciences, Inc.*	12,279	20,138
Carisma Therapeutics, Inc.*	912	1,386
Celcuity, Inc. (x)*	220	3,604
Celldex Therapeutics, Inc.*	1,759	65,101
Century Therapeutics, Inc. (x)*	6,684	17,044
CG oncology, Inc. (x)*	1,351	42,651
Cibus, Inc., Class A*	2,233	21,995
Cogent Biosciences, Inc.*	987	8,320
Coherus Biosciences, Inc. (x)*	11,956	20,684
Compass Therapeutics, Inc.*	17,049	17,049
Corbus Pharmaceuticals Holdings, Inc.*	597	27,014
Cullinan Therapeutics, Inc.*	675	11,772
Cytokinetics, Inc.*	14,921	808,420
Day One Biopharmaceuticals, Inc.*	705	9,715
Denali Therapeutics, Inc.*	7,810	181,348
Design Therapeutics, Inc.*	4,904	16,428
Dianthus Therapeutics, Inc.*	3,258	84,317
Disc Medicine, Inc.*	2,152	96,991
Dynavax Technologies Corp.*	3,783	42,483
Editas Medicine, Inc.*	11,719	54,728
Elevation Oncology, Inc.*	2,770	7,479
Eliem Therapeutics, Inc.*	972	6,911
Enanta Pharmaceuticals, Inc.*	3,132	40,622
Entrada Therapeutics, Inc.*	3,611	51,457
Erasca, Inc.*	16,601	39,178
Fate Therapeutics, Inc.*	14,769	48,442
Fennec Pharmaceuticals, Inc. (x)*	2,612	15,959
Foghorn Therapeutics, Inc.*	1,333	7,665
Genelux Corp.*	264	515
Generation Bio Co.*	7,039	19,850
Geron Corp.*	25,735	109,116
Gyre Therapeutics, Inc.*	928	11,071
Heron Therapeutics, Inc.*	15,709	54,981
HilleVax, Inc. (x)*	3,679	53,198

IGM Biosciences, Inc. (x)*	285	1,958
Immuneering Corp., Class A*	256	328
ImmunityBio, Inc. (x)*	4,690	29,641
Inhibrx Biosciences, Inc.*	774	10,968
Inovio Pharmaceuticals, Inc.*	3,784	30,575
Inozyme Pharma, Inc. (x)*	7,088	31,612
Intellia Therapeutics, Inc.*	14,215	318,132
Invivyd, Inc.*	11,736	12,910
Ironwood Pharmaceuticals, Inc., Class A*	13,721	89,461
iTeos Therapeutics, Inc.*	3,830	56,837
Kodiak Sciences, Inc.*	4,655	10,939
Korro Bio, Inc.*	665	22,524
Kyverna Therapeutics, Inc.*	957	7,177
LENZ Therapeutics, Inc. (x)	1,856	32,090
Lexeo Therapeutics, Inc. (x)*	96	1,540
Lexicon Pharmaceuticals, Inc. (x)*	11,114	18,672
Lyell Immunopharma, Inc.*	24,838	36,015
MacroGenics, Inc.*	1,514	6,434
MannKind Corp.*	8,968	46,813
MeiraGTx Holdings plc*	1,407	5,923
Mersana Therapeutics, Inc.*	8,939	17,967
MiMedx Group, Inc.*	9,266	64,213
Mineralys Therapeutics, Inc. (x)*	3,302	38,633
Monte Rosa Therapeutics, Inc.*	4,606	17,226
Morphic Holding, Inc.*	5,867	199,889
Myriad Genetics, Inc.*	13,181	322,407
Neurogene, Inc.*	705	25,655
Nkarta, Inc.*	7,802	46,110
Novavax, Inc.*	4,756	60,211
Nurix Therapeutics, Inc.*	2,786	58,144
Ocean Biomedical, Inc.*	246	300
Olema Pharmaceuticals, Inc.*	4,351	47,078
Organogenesis Holdings, Inc., Class A*	9,709	27,185
ORIC Pharmaceuticals, Inc.*	7,020	49,631
Outlook Therapeutics, Inc.*	738	5,446
PepGen, Inc.*	290	4,628
Perspective Therapeutics, Inc.*	1,262	12,582
Poseida Therapeutics, Inc., Class A*	7,443	21,734
Precigen, Inc. (x)*	16,991	26,846
Prelude Therapeutics, Inc.*	2,772	10,561
ProKidney Corp., Class A (x)*	2,200	5,412
Protalix BioTherapeutics, Inc.*	556	651
Prothena Corp. plc*	2,600	53,664
PTC Therapeutics, Inc.*	2,695	82,413
Puma Biotechnology, Inc.*	3,906	12,734
Pyxis Oncology, Inc.*	7,177	23,756
Q32 Bio, Inc.*	901	16,173
Rallybio Corp.*	433	580
RAPT Therapeutics, Inc.*	4,457	13,594
REGENXBIO, Inc.*	6,786	79,396
Regulus Therapeutics, Inc.*	6,868	12,259
Relay Therapeutics, Inc.*	14,663	95,603
Reneo Pharmaceuticals, Inc.*	199	300
Renovaro, Inc.*	3,360	5,880
Replimune Group, Inc.*	7,405	66,645
REVOLUTION Medicines, Inc.*	7,818	303,417
Rigel Pharmaceuticals, Inc.*	442	3,633
Sage Therapeutics, Inc.*	7,939	86,218
Savara, Inc. (x)*	3,005	12,110
Scholar Rock Holding Corp.*	1,090	9,080
Shattuck Labs, Inc.*	1,991	7,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Skye Bioscience, Inc.*	2,155	$17,262
Solid Biosciences, Inc.*	3,037	17,220
Spyre Therapeutics, Inc.*	4,638	109,039
Summit Therapeutics, Inc.*	679	5,296
Sutro Biopharma, Inc.*	12,076	35,383
Tenaya Therapeutics, Inc.*	5,181	16,061
Tourmaline Bio, Inc.	3,394	43,647
Travere Therapeutics, Inc. (x)*	10,797	88,751
TScan Therapeutics, Inc.*	2,012	11,770
UroGen Pharma Ltd. (x)*	1,133	19,012
Vanda Pharmaceuticals, Inc.*	8,604	48,613
Veracyte, Inc.*	11,295	244,763
Verve Therapeutics, Inc. (x)*	10,464	51,064
Vir Biotechnology, Inc.*	13,228	117,729
Viridian Therapeutics, Inc.*	2,439	31,731
Voyager Therapeutics, Inc.*	6,727	53,211
Werewolf Therapeutics, Inc.*	3,380	8,247
XBiotech, Inc.*	2,703	13,893
Xencor, Inc.*	4,706	89,085
XOMA Corp.*	466	11,040
Zentalis Pharmaceuticals, Inc.*	8,431	34,483
Zymeworks, Inc.*	8,072	68,693

		7,922,567

Health Care Equipment & Supplies (0.8%)
AngioDynamics, Inc.*	5,833	35,290
Artivion, Inc.*	1,454	37,295
AtriCure, Inc.*	2,434	55,422
Avanos Medical, Inc.*	6,566	130,795
Bioventus, Inc., Class A*	3,589	20,637
Embecta Corp.	7,801	97,512
ICU Medical, Inc.*	3,155	374,656
Inmode Ltd.*	10,264	187,215
Inogen, Inc.*	3,240	26,341
Integer Holdings Corp.*	1,486	172,064
Integra LifeSciences Holdings Corp.*	10,083	293,819
LivaNova plc*	7,564	414,658
Neogen Corp.*	32,109	501,864
Nevro Corp.*	5,387	45,359
Omnicell, Inc.*	6,737	182,371
OraSure Technologies, Inc.*	10,430	44,432
Orchestra BioMed Holdings, Inc.*	1,900	15,485
Orthofix Medical, Inc.*	4,960	65,770
OrthoPediatrics Corp.*	2,403	69,110
Pulse Biosciences, Inc. (x)*	169	1,891
SI-BONE, Inc.*	1,166	15,076
Surmodics, Inc.*	720	30,269
Tactile Systems Technology, Inc.*	3,488	41,647
Utah Medical Products, Inc.	385	25,722
Varex Imaging Corp.*	5,480	80,720
Zimvie, Inc.*	4,049	73,894

		3,039,314

Health Care Providers & Services (0.7%)
Accolade, Inc.*	7,272	26,034
AdaptHealth Corp., Class A*	8,490	84,900
Addus HomeCare Corp.*	1,392	161,625
Aveanna Healthcare Holdings, Inc.*	2,846	7,855
Brookdale Senior Living, Inc.*	4,201	28,693
Castle Biosciences, Inc.*	2,605	56,711
Community Health Systems, Inc.*	8,685	29,181
Cross Country Healthcare, Inc.*	4,896	67,761
DocGo, Inc.*	12,044	37,216

Enhabit, Inc.*	6,416	57,231
Fulgent Genetics, Inc.*	3,048	59,802
GeneDx Holdings Corp., Class A*	1,533	40,073
Innovage Holding Corp.*	1,749	8,675
LifeStance Health Group, Inc. (x)*	9,573	47,003
ModivCare, Inc.*	821	21,543
Nano-X Imaging Ltd. (x)*	521	3,824
National HealthCare Corp.	1,839	199,348
NeoGenomics, Inc.*	17,315	240,159
OPKO Health, Inc. (x)*	48,359	60,449
Option Care Health, Inc.*	13,596	376,609
Owens & Minor, Inc.*	9,476	127,926
Patterson Cos., Inc.	9,686	233,626
Pediatrix Medical Group, Inc.*	12,631	95,364
Performant Financial Corp.*	2,507	7,270
PetIQ, Inc., Class A*	3,362	74,166
Quipt Home Medical Corp.*	4,796	15,443
Select Medical Holdings Corp.	4,965	174,073
Sonida Senior Living, Inc.*	233	6,407
Surgery Partners, Inc.*	11,345	269,897

		2,618,864

Health Care Technology (0.1%)
Definitive Healthcare Corp., Class A*	8,044	43,920
Health Catalyst, Inc.*	7,980	50,992
HealthStream, Inc.	2,371	66,151
LifeMD, Inc.*	2,005	13,755
Teladoc Health, Inc.*	21,255	207,874

		382,692

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp. (x)*	17,039	61,681
BioLife Solutions, Inc.*	516	11,058
Codexis, Inc.*	9,245	28,660
CryoPort, Inc.*	984	6,799
Cytek Biosciences, Inc.*	17,884	99,793
Harvard Bioscience, Inc.*	4,285	12,212
Lifecore Biomedical, Inc.*	3,061	15,703
MaxCyte, Inc.*	15,429	60,482
Mesa Laboratories, Inc.	500	43,385
Nautilus Biotechnology, Inc., Class A*	7,777	18,198
OmniAb, Inc. (Earn Out Shares) (r) (x)*	1,612	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	11,878	44,543
Pacific Biosciences of California, Inc. (x)*	40,493	55,475
Quanterix Corp.*	4,727	62,444
Quantum-Si, Inc. (x)*	14,888	15,632
Standard BioTools, Inc.*	34,507	61,077

		597,142

Pharmaceuticals (0.5%)
Alto Neuroscience, Inc.*	530	5,666
Amneal Pharmaceuticals, Inc.*	3,974	25,235
ANI Pharmaceuticals, Inc.*	777	49,479
Aquestive Therapeutics, Inc.*	8,057	20,948
Atea Pharmaceuticals, Inc.*	10,845	35,897
Biote Corp., Class A*	179	1,337
Contineum Therapeutics, Inc., Class A*	338	5,952
CorMedix, Inc.*	1,271	5,503
Enliven Therapeutics, Inc. (x)*	294	6,871
Esperion Therapeutics, Inc.*	20,257	44,971
EyePoint Pharmaceuticals, Inc.*	4,030	35,061
Fulcrum Therapeutics, Inc.*	5,312	32,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Innoviva, Inc.*	7,216	$118,342
Ligand Pharmaceuticals, Inc.*	2,507	211,240
Nektar Therapeutics*	26,452	32,801
Nuvation Bio, Inc.*	26,470	77,292
Omeros Corp. (x)*	5,476	22,233
Pacira BioSciences, Inc.*	6,185	176,953
Phathom Pharmaceuticals, Inc. (x)*	3,947	40,654
Phibro Animal Health Corp., Class A	2,399	40,231
Pliant Therapeutics, Inc.*	8,377	90,053
Prestige Consumer Healthcare, Inc.*	7,257	499,645
Scilex Holding Co. (r)(x)*	8,559	12,389
SIGA Technologies, Inc.	1,760	13,358
Supernus Pharmaceuticals, Inc.*	6,817	182,355
Terns Pharmaceuticals, Inc.*	8,006	54,521
Theravance Biopharma, Inc.*	5,331	45,207
Third Harmonic Bio, Inc. (x)*	2,866	37,258
Trevi Therapeutics, Inc. (x)*	3,533	10,528
Ventyx Biosciences, Inc.*	8,946	20,665
WaVe Life Sciences Ltd. (x)*	1,719	8,578
Zevra Therapeutics, Inc. (x)*	2,917	14,293

		1,978,450

Total Health Care		16,539,029

Industrials (18.0%)
Aerospace & Defense (0.4%)
AAR Corp.*	4,071	295,962
AerSale Corp.*	4,790	33,147
Archer Aviation, Inc., Class A (x)*	2,049	7,212
Astronics Corp.*	4,332	86,770
Ducommun, Inc.*	1,951	113,275
Intuitive Machines, Inc.*	3,947	13,025
Kratos Defense & Security Solutions, Inc.*	12,178	243,682
Mercury Systems, Inc.*	8,046	217,162
National Presto Industries, Inc.	717	53,868
Park Aerospace Corp.	1,489	20,370
Redwire Corp.*	2,415	17,316
Terran Orbital Corp. (x)*	21,014	17,231
Triumph Group, Inc.*	9,553	147,212
V2X, Inc.*	1,816	87,095
Virgin Galactic Holdings, Inc. (x)*	2,575	21,707

		1,375,034

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	7,674	106,438
Forward Air Corp.	3,673	69,934
Hub Group, Inc., Class A	9,015	388,096
Radiant Logistics, Inc.*	4,987	28,376

		592,844

Building Products (0.5%)
American Woodmark Corp.*	2,220	174,492
Apogee Enterprises, Inc.	2,228	139,996
AZZ, Inc.	795	61,414
Caesarstone Ltd.*	2,974	14,870
Gibraltar Industries, Inc.*	2,372	162,601
Insteel Industries, Inc.	1,526	47,245
JELD-WEN Holding, Inc.*	8,362	112,636
Masterbrand, Inc.*	18,861	276,879
Quanex Building Products Corp.	4,926	136,204
Resideo Technologies, Inc.*	21,625	422,985

UFP Industries, Inc.	3,909	437,808
Zurn Elkay Water Solutions Corp.	1,170	34,398

		2,021,528

Commercial Services & Supplies (3.2%)
ABM Industries, Inc.	9,325	471,565
ACCO Brands Corp.	14,278	67,107
Aris Water Solutions, Inc., Class A	3,861	60,502
Bridger Aerospace Group Holdings, Inc.*	1,319	4,933
BrightView Holdings, Inc.*	6,663	88,618
Cimpress plc*	873	76,484
Civeo Corp.	197,700	4,926,684
CompX International, Inc.	37	913
CoreCivic, Inc.*	16,498	214,144
Deluxe Corp.	6,585	147,899
Ennis, Inc.	3,514	76,921
Enviri Corp.*	11,502	99,262
GEO Group, Inc. (The)*	18,441	264,813
Healthcare Services Group, Inc.*	10,811	114,380
HNI Corp.	3,718	167,384
Interface, Inc., Class A	7,727	113,432
Li-Cycle Holdings Corp.*	255	1,665
Matthews International Corp., Class A	4,385	109,844
MillerKnoll, Inc.	10,654	282,225
NL Industries, Inc.	958	5,777
OPENLANE, Inc.*	105,027	1,742,398
Pitney Bowes, Inc.	1,251	6,355
Quad/Graphics, Inc.	1,973	10,753
RB Global, Inc.	30,696	2,343,947
Steelcase, Inc., Class A	13,777	178,550
UniFirst Corp.	2,215	379,939
Virco Mfg. Corp.	1,445	20,143
VSE Corp.	1,694	149,546

		12,126,183

Construction & Engineering (0.3%)
Ameresco, Inc., Class A*	3,186	91,788
Arcosa, Inc.	7,136	595,214
Concrete Pumping Holdings, Inc.*	3,274	19,677
Fluor Corp.*	2,127	92,631
Granite Construction, Inc.	1,182	73,248
Great Lakes Dredge & Dock Corp.*	9,817	86,193
Matrix Service Co.*	3,939	39,114
Northwest Pipe Co.*	1,174	39,881
Orion Group Holdings, Inc.*	3,868	36,785
Primoris Services Corp.	680	33,925
Southland Holdings, Inc. (x)*	1,774	8,125
Tutor Perini Corp.*	6,456	140,612

		1,257,193

Electrical Equipment (0.6%)
Allient, Inc.	1,942	49,074
Blink Charging Co. (x)*	8,045	22,043
Bloom Energy Corp., Class A*	2,560	31,334
ChargePoint Holdings, Inc.*	25,611	38,673
Encore Wire Corp.	2,157	625,163
Energy Vault Holdings, Inc. (x)*	15,210	14,443
EnerSys	485	50,207
Freyr Battery, Inc.*	16,510	28,067
FuelCell Energy, Inc.*	67,226	42,944
GrafTech International Ltd. (x)*	3,651	3,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

LSI Industries, Inc.	1,204	$17,422
Net Power, Inc.*	3,053	30,011
NEXTracker, Inc., Class A*	4,411	206,788
Plug Power, Inc.*	85,587	199,418
Preformed Line Products Co.	323	40,226
SES AI Corp. (x)*	17,621	22,026
Stem, Inc. (x)*	21,159	23,487
SunPower Corp.*	13,117	38,826
Sunrun, Inc.*	32,236	382,319
Thermon Group Holdings, Inc.*	4,400	135,344
TPI Composites, Inc.*	6,842	27,300
Ultralife Corp.*	1,283	13,626
Vicor Corp.*	1,480	49,077

		2,091,360

Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	992	48,896
FTAI Infrastructure, Inc.	14,969	129,182
Heartland Express, Inc.	4,006	49,394
Hertz Global Holdings, Inc.*	18,186	64,197
Marten Transport Ltd.	6,575	121,309
PAM Transportation Services, Inc.*	820	14,243
Universal Logistics Holdings, Inc.	668	27,114
Werner Enterprises, Inc.	8,086	289,721

		744,056

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	3,767	76,922

Machinery (2.9%)
3D Systems Corp.*	19,204	58,956
Albany International Corp., Class A	3,444	290,846
Astec Industries, Inc.	3,404	100,963
Barnes Group, Inc.	6,789	281,132
Columbus McKinnon Corp.	4,206	145,275
Commercial Vehicle Group, Inc.*	4,307	21,104
Douglas Dynamics, Inc.	480	11,232
Eastern Co. (The)	737	18,771
Enpro, Inc.	2,771	403,374
ESCO Technologies, Inc.	1,940	203,778
Gencor Industries, Inc.*	1,552	30,016
Greenbrier Cos., Inc. (The)	4,533	224,610
Helios Technologies, Inc.	1,537	73,392
Hillenbrand, Inc.	6,869	274,897
Hillman Solutions Corp.*	24,053	212,869
Hyliion Holdings Corp. (x)*	22,146	35,877
Hyster-Yale, Inc.	667	46,510
John Bean Technologies Corp.	4,341	412,265
Kennametal, Inc.	11,613	273,370
L B Foster Co., Class A*	1,340	28,837
Lindsay Corp.	787	96,707
Luxfer Holdings plc	4,062	47,079
Manitowoc Co., Inc. (The)*	5,023	57,915
Mayville Engineering Co., Inc.*	1,535	25,573
Microvast Holdings, Inc.*	3,124	1,425
Miller Industries, Inc.	1,517	83,465
Mueller Industries, Inc.	1,274	72,542
NN, Inc.*	6,814	20,442
Oshkosh Corp.	59,000	6,383,800
Park-Ohio Holdings Corp.	1,275	33,010
Proto Labs, Inc.*	3,711	114,633
REV Group, Inc.	1,742	43,358

Shyft Group, Inc. (The)	4,662	55,291
Standex International Corp.	399	64,299
Tennant Co.	1,551	152,680
Terex Corp.	9,819	538,474
Titan International, Inc.*	7,528	55,782
Trinity Industries, Inc.	1,019	30,488
Twin Disc, Inc.	1,575	18,554
Wabash National Corp.	6,503	142,026

		11,185,617

Marine Transportation (4.0%)
Clarkson plc	116,600	6,102,114
Costamare, Inc.	5,927	97,381
Genco Shipping & Trading Ltd.	6,283	133,891
Golden Ocean Group Ltd.	18,015	248,607
Himalaya Shipping Ltd.	297	2,720
Matson, Inc.	5,020	657,469
Pangaea Logistics Solutions Ltd.	4,691	36,731
Safe Bulkers, Inc.	9,800	57,036
Stolt-Nielsen Ltd.	168,400	7,964,971

		15,300,920

Passenger Airlines (0.3%)
Allegiant Travel Co.	2,298	115,428
Blade Air Mobility, Inc.*	9,141	31,811
Hawaiian Holdings, Inc.*	7,527	93,561
JetBlue Airways Corp.*	45,494	277,058
SkyWest, Inc.*	5,882	482,736
Spirit Airlines, Inc. (x)	15,609	57,129
Sun Country Airlines Holdings, Inc.*	2,866	35,997

		1,093,720

Professional Services (4.7%)
Alight, Inc., Class A*	70,185	517,965
Asure Software, Inc.*	3,466	29,114
Barrett Business Services, Inc.	428	14,026
BlackSky Technology, Inc., Class A (x)*	18,097	19,364
Booz Allen Hamilton Holding Corp.	2,800	430,920
CACI International, Inc., Class A*	28,000	12,043,640
Conduent, Inc.*	24,589	80,160
CRA International, Inc.	3,700	637,214
DLH Holdings Corp.*	675	7,128
First Advantage Corp.	3,187	51,215
Forrester Research, Inc.*	1,719	29,361
Heidrick & Struggles International, Inc.	2,991	94,456
IBEX Holdings Ltd.*	1,307	21,147
Kelly Services, Inc., Class A	4,548	97,373
Korn Ferry	7,700	516,978
Mistras Group, Inc.*	3,241	26,868
NV5 Global, Inc.*	1,691	157,212
Planet Labs PBC*	24,637	45,825
Resources Connection, Inc.	4,550	50,232
Science Applications International Corp.	24,000	2,821,200
Sterling Check Corp.*	2,006	29,689
TrueBlue, Inc.*	4,481	46,154
TTEC Holdings, Inc.	3,015	17,728
Willdan Group, Inc.*	1,819	52,478

		17,837,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.6%)
Beacon Roofing Supply, Inc.*	655	$59,278
BlueLinx Holdings, Inc.*	1,286	119,714
Boise Cascade Co.	3,075	366,602
Custom Truck One Source, Inc.*	2,300	10,005
Distribution Solutions Group, Inc. (x)*	203	6,090
DNOW, Inc.*	15,902	218,334
DXP Enterprises, Inc.*	1,686	77,286
EVI Industries, Inc.	194	3,670
GATX Corp.	5,214	690,125
GMS, Inc.*	651	52,477
H&E Equipment Services, Inc.	388	17,138
Hudson Technologies, Inc.*	5,522	48,538
MRC Global, Inc.*	12,468	160,962
Rush Enterprises, Inc., Class A	8,881	371,848
Rush Enterprises, Inc., Class B	1,360	53,366
Titan Machinery, Inc.*	3,063	48,702
Willis Lease Finance Corp.	462	32,017

		2,336,152

Transportation Infrastructure (0.1%)
Braemar plc	150,800	561,394

Total Industrials		68,600,370

Information Technology (2.9%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.	12,163	63,977
Applied Optoelectronics, Inc.*	5,534	45,877
Aviat Networks, Inc.*	1,668	47,855
Calix, Inc.*	2,294	81,276
Clearfield, Inc.*	1,845	71,143
CommScope Holding Co., Inc.*	31,529	38,781
Digi International, Inc.*	5,260	120,612
DZS, Inc.*	286	335
Extreme Networks, Inc.*	8,640	116,208
NETGEAR, Inc.*	4,322	66,126
NetScout Systems, Inc.*	10,320	188,753
Ribbon Communications, Inc.*	13,516	44,468
Viasat, Inc.*	17,916	227,533
Viavi Solutions, Inc.*	32,416	222,698

		1,335,642

Electronic Equipment, Instruments & Components (1.1%)
908 Devices, Inc.*	3,483	17,937
Aeva Technologies, Inc.*	2,838	7,152
Bel Fuse, Inc., Class A	246	19,904
Bel Fuse, Inc., Class B	1,544	100,730
Belden, Inc.	2,791	261,796
Benchmark Electronics, Inc.	5,300	209,138
CTS Corp.	999	50,579
Daktronics, Inc.*	4,693	65,467
ePlus, Inc.*	1,337	98,510
FARO Technologies, Inc.*	2,453	39,248
Iteris, Inc.*	784	3,395
Itron, Inc.*	674	66,699
Kimball Electronics, Inc.*	3,554	78,117
Knowles Corp.*	13,365	230,680
Methode Electronics, Inc.	5,062	52,392
MicroVision, Inc.*	14,267	15,123
Mirion Technologies, Inc., Class A*	25,754	276,598
nLight, Inc.*	6,253	68,345
OSI Systems, Inc.*	138	18,978
Ouster, Inc.*	5,327	52,364

PAR Technology Corp. (x)*	317	14,928
PC Connection, Inc.	1,809	116,138
Plexus Corp.*	2,816	290,555
Powerfleet, Inc.*	13,520	61,786
Richardson Electronics Ltd.	1,820	21,640
Rogers Corp.*	2,765	333,487
Sanmina Corp.*	8,086	535,698
ScanSource, Inc.*	3,829	169,663
SmartRent, Inc., Class A*	29,227	69,853
TTM Technologies, Inc.*	14,908	289,662
Vishay Intertechnology, Inc.	18,627	415,382
Vishay Precision Group, Inc.*	1,680	51,139

		4,103,083

IT Services (0.2%)
Applied Digital Corp.*	4,467	26,579
ASGN, Inc.*	5,255	463,333
BigBear.ai Holdings, Inc.*	4,202	6,345
Core Scientific, Inc.*	5,648	52,526
Fastly, Inc., Class A*	4,005	29,517
Grid Dynamics Holdings, Inc.*	2,246	23,606
Hackett Group, Inc. (The)	264	5,734
Information Services Group, Inc.	5,405	15,891
Rackspace Technology, Inc.*	10,511	31,323
Thoughtworks Holding, Inc.*	14,974	42,526
Unisys Corp.*	9,725	40,164

		737,544

Semiconductors & Semiconductor Equipment (0.6%)
ACM Research, Inc., Class A*	2,386	55,021
Alpha & Omega Semiconductor Ltd.*	3,413	127,544
Ambarella, Inc.*	2,675	144,316
CEVA, Inc.*	364	7,022
Cohu, Inc.*	6,860	227,066
Diodes, Inc.*	6,007	432,083
Everspin Technologies, Inc.*	913	5,469
Ichor Holdings Ltd.*	3,341	128,795
indie Semiconductor, Inc., Class A (x)*	16,676	102,891
MaxLinear, Inc., Class A*	658	13,252
Navitas Semiconductor Corp., Class A*	16,081	63,198
Photronics, Inc.*	6,019	148,489
Rigetti Computing, Inc.*	21,106	22,583
SMART Global Holdings, Inc.*	7,626	174,407
Synaptics, Inc.*	5,339	470,900
Veeco Instruments, Inc.*	1,356	63,339

		2,186,375

Software (0.5%)
Adeia, Inc.	2,671	29,875
American Software, Inc., Class A	4,697	42,884
Aurora Innovation, Inc., Class A (x)*	57,212	158,477
Bit Digital, Inc. (x)*	17,361	55,208
Cerence, Inc. (x)*	5,938	16,805
Cipher Mining, Inc.*	8,315	34,507
CommVault Systems, Inc.*	462	56,165
Consensus Cloud Solutions, Inc.*	2,678	46,008
CS Disco, Inc.*	1,847	11,008
Daily Journal Corp.*	60	23,669
Digimarc Corp.*	171	5,303
Digital Turbine, Inc.*	14,550	24,153
D-Wave Quantum, Inc.*	6,426	7,326
E2open Parent Holdings, Inc.*	25,676	115,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EverCommerce, Inc.*	772	$8,477
Hut 8 Corp.*	11,852	177,661
Instructure Holdings, Inc.*	1,470	34,413
Marathon Digital Holdings, Inc.*	7,339	145,679
MeridianLink, Inc.*	1,624	34,689
NCR Voyix Corp.*	2,294	28,331
Olo, Inc., Class A*	8,206	36,270
ON24, Inc.*	4,602	27,658
OneSpan, Inc.*	468	6,000
Ooma, Inc.*	2,970	29,492
Pagaya Technologies Ltd., Class A*	5,994	76,483
PowerSchool Holdings, Inc., Class A*	996	22,300
Rimini Street, Inc.*	6,759	20,750
Riot Platforms, Inc. (x)*	34,760	317,706
Roadzen, Inc.*	2,500	5,550
SolarWinds Corp.	8,303	100,051
Telos Corp.*	8,529	34,287
Terawulf, Inc. (x)*	2,459	10,943
Verint Systems, Inc.*	9,141	294,340
Xperi, Inc.*	6,765	55,541

		2,093,294

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A (x)	185	1,258
Corsair Gaming, Inc.*	5,608	61,912
Diebold Nixdorf, Inc.*	3,789	145,801
Eastman Kodak Co.*	9,044	48,657
Immersion Corp.	4,764	44,829
Turtle Beach Corp.*	1,121	16,075
Xerox Holdings Corp.	17,323	201,293

		519,825

Total Information Technology		10,975,763

Materials (4.0%)
Chemicals (1.0%)
AdvanSix, Inc.	3,693	84,644
American Vanguard Corp.	3,896	33,506
Arcadium Lithium plc*	159,634	536,370
Arq, Inc.*	3,276	19,885
Aspen Aerogels, Inc.*	6,730	160,511
Avient Corp.	13,425	586,001
Core Molding Technologies, Inc.*	1,200	19,128
Ecovyst, Inc.*	17,008	152,562
HB Fuller Co.	5,775	444,444
Innospec, Inc.	553	68,345
Intrepid Potash, Inc.*	1,627	38,121
Koppers Holdings, Inc.	3,026	111,932
Kronos Worldwide, Inc.	3,453	43,335
LSB Industries, Inc.*	7,573	61,947
Mativ Holdings, Inc.	7,807	132,407
Minerals Technologies, Inc.	4,764	396,174
Origin Materials, Inc.*	1,591	1,434
Perimeter Solutions SA*	19,793	154,979
PureCycle Technologies, Inc. (x)*	14,807	87,657
Rayonier Advanced Materials, Inc.*	9,611	52,284
Sensient Technologies Corp.	313	23,221
Stepan Co.	2,808	235,760
Trinseo plc	468	1,081
Tronox Holdings plc	17,654	276,991
Valhi, Inc.	375	6,686

		3,729,405

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	17,949	657,113

Containers & Packaging (0.2%)
Greif, Inc., Class A	3,760	216,087
Greif, Inc., Class B	662	41,368
O-I Glass, Inc.*	22,968	255,634
Pactiv Evergreen, Inc.	5,288	59,860
Ranpak Holdings Corp., Class A*	6,153	39,564
TriMas Corp.	5,896	150,702

		763,215

Metals & Mining (2.5%)
5E Advanced Materials, Inc.*	284	344
Arch Resources, Inc.	2,585	393,515
Caledonia Mining Corp. plc (x)	2,137	20,772
Coeur Mining, Inc.*	58,348	327,916
Commercial Metals Co.	17,050	937,579
Compass Minerals International, Inc.	5,089	52,569
Contango ORE, Inc. (x)*	573	10,354
Dakota Gold Corp.*	3,972	10,129
Haynes International, Inc.	1,879	110,297
Hecla Mining Co.	85,365	414,020
i-80 Gold Corp.*	37,477	40,475
Kaiser Aluminum Corp.	124	10,900
Lifezone Metals Ltd.*	3,965	30,451
Materion Corp.	178	19,247
Mesabi Trust	92,000	1,585,160
Metallus, Inc.*	6,201	125,694
Metals Acquisition Ltd., Class A*	5,572	76,281
Novagold Resources, Inc.*	35,831	123,975
Olympic Steel, Inc.	1,634	73,252
Piedmont Lithium, Inc. (x)*	1,821	18,174
Radius Recycling, Inc.	3,795	57,950
Ryerson Holding Corp.	4,298	83,811
Sandstorm Gold Ltd.	737,000	4,009,280
SSR Mining, Inc.	29,876	134,741
SunCoke Energy, Inc.	12,399	121,510
Tredegar Corp.*	4,338	20,779
Universal Stainless & Alloy Products, Inc.*	1,293	35,402
Warrior Met Coal, Inc.	7,645	479,877
Wheaton Precious Metals Corp.	2,000	104,840
Worthington Steel, Inc.	4,817	160,695

		9,589,989

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,399	116,280
Glatfelter Corp.*	1,615	2,245
Sylvamo Corp.	4,087	280,368

		398,893

Total Materials		15,138,615

Real Estate (7.0%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	11,117	188,544
Alpine Income Property Trust, Inc. (REIT)	1,683	26,188
American Assets Trust, Inc. (REIT)	7,118	159,301
Armada Hoffler Properties, Inc. (REIT)	9,301	103,148
Broadstone Net Lease, Inc. (REIT)	27,848	441,948
CTO Realty Growth, Inc. (REIT)	3,153	55,051
Empire State Realty Trust, Inc. (REIT), Class A	20,087	188,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Essential Properties Realty Trust, Inc. (REIT)	25,842	$716,082
Gladstone Commercial Corp. (REIT)	5,297	75,588
Global Net Lease, Inc. (REIT) (x)	29,814	219,133
NexPoint Diversified Real Estate Trust (REIT)	4,452	24,620
One Liberty Properties, Inc. (REIT)	2,448	57,479

		2,255,498

Health Care REITs (0.5%)
American Healthcare REIT, Inc. (REIT)	9,667	141,235
CareTrust REIT, Inc. (REIT)	18,474	463,697
Community Healthcare Trust, Inc. (REIT)	3,641	85,163
Diversified Healthcare Trust (REIT)	32,497	99,116
Global Medical REIT, Inc. (REIT)	9,277	84,235
LTC Properties, Inc. (REIT)	6,373	219,869
National Health Investors, Inc. (REIT)	6,232	422,093
Sabra Health Care REIT, Inc. (REIT)	34,383	529,498
Universal Health Realty Income Trust (REIT)	326	12,760

		2,057,666

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	34,046	495,029
Braemar Hotels & Resorts, Inc. (REIT)	9,488	24,194
Chatham Lodging Trust (REIT)	7,096	60,458
DiamondRock Hospitality Co. (REIT)	31,660	267,527
Pebblebrook Hotel Trust (REIT)	17,277	237,559
RLJ Lodging Trust (REIT)	22,912	220,643
Service Properties Trust (REIT)	24,964	128,315
Summit Hotel Properties, Inc. (REIT)	15,458	92,593
Sunstone Hotel Investors, Inc. (REIT)	30,433	318,329
Xenia Hotels & Resorts, Inc. (REIT)	15,228	218,217

		2,062,864

Industrial REITs (0.5%)
Industrial Logistics Properties Trust (REIT)	9,661	35,553
Innovative Industrial Properties, Inc. (REIT)	4,184	456,976
LXP Industrial Trust (REIT)	42,991	392,078
Plymouth Industrial REIT, Inc. (REIT)	6,021	128,729
Terreno Realty Corp. (REIT)	14,061	832,130

		1,845,466

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	24,962	111,830
City Office REIT, Inc. (REIT)	5,945	29,606
COPT Defense Properties (REIT)	16,746	419,152
Douglas Emmett, Inc. (REIT)	19,071	253,835
Easterly Government Properties, Inc. (REIT), Class A	14,121	174,677
Equity Commonwealth (REIT)*	15,523	301,146
Franklin Street Properties Corp. (REIT)	14,725	22,529
Hudson Pacific Properties, Inc. (REIT)	20,084	96,604
JBG SMITH Properties (REIT)	13,183	200,777
NET Lease Office Properties (REIT)	2,203	54,238
Orion Office REIT, Inc. (REIT)	8,506	30,537
Paramount Group, Inc. (REIT)	27,849	128,941
Peakstone Realty Trust (REIT) (x)	5,586	59,212
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,461	133,842

Postal Realty Trust, Inc. (REIT), Class A	1,874	24,981
SL Green Realty Corp. (REIT) (x)	9,785	554,222

		2,596,129

Real Estate Management & Development (2.1%)
American Realty Investors, Inc. (x)*	237	3,365
Anywhere Real Estate, Inc.*	15,406	50,994
Cushman & Wakefield plc*	20,352	211,661
DigitalBridge Group, Inc.	17,356	237,777
DREAM Unlimited Corp., Class A	212,900	3,028,396
Forestar Group, Inc.*	2,485	79,495
FRP Holdings, Inc.*	1,972	56,242
Howard Hughes Holdings, Inc.*	35,400	2,294,628
Kennedy-Wilson Holdings, Inc.	16,787	163,170
Marcus & Millichap, Inc.	3,556	112,085
Newmark Group, Inc., Class A	20,573	210,462
Offerpad Solutions, Inc.*	1,447	6,396
Opendoor Technologies, Inc.*	87,255	160,549
RE/MAX Holdings, Inc., Class A	2,878	23,312
RMR Group, Inc. (The), Class A	2,252	50,895
Star Holdings*	2,207	26,616
Stratus Properties, Inc.*	806	20,327
Tejon Ranch Co.*	67,573	1,152,795
Transcontinental Realty Investors, Inc.*	193	5,352

		7,894,517

Residential REITs (0.7%)
Apartment Investment and Management Co. (REIT), Class A*	11,667	96,719
BRT Apartments Corp. (REIT)	1,862	32,529
Centerspace (REIT)	2,207	149,259
Clipper Realty, Inc. (REIT)	267	964
Elme Communities (REIT)	13,032	207,600
Equity LifeStyle Properties, Inc. (REIT)	18,200	1,185,366
Independence Realty Trust, Inc. (REIT)	33,309	624,211
NexPoint Residential Trust, Inc. (REIT)	3,365	132,951
UMH Properties, Inc. (REIT)	8,029	128,384
Veris Residential, Inc. (REIT)	11,851	177,765

		2,735,748

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	15,108	270,735
CBL & Associates Properties, Inc. (REIT) (x)	1,122	26,232
Getty Realty Corp. (REIT)	7,333	195,498
InvenTrust Properties Corp. (REIT)	10,178	252,007
Kite Realty Group Trust (REIT)	32,082	717,995
Macerich Co. (The) (REIT)	32,230	497,631
NETSTREIT Corp. (REIT) (x)	8,806	141,777
Phillips Edison & Co., Inc. (REIT)	15,431	504,748
Retail Opportunity Investments Corp. (REIT)	18,538	230,427
Saul Centers, Inc. (REIT)	193	7,097
SITE Centers Corp. (REIT)	28,467	412,772
Tanger, Inc. (REIT)	9,756	264,485
Urban Edge Properties (REIT)	17,902	330,650
Whitestone REIT (REIT)	7,496	99,772

		3,951,826

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	6,515	75,118
Four Corners Property Trust, Inc. (REIT)	13,775	339,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Gladstone Land Corp. (REIT)	5,057	$69,230
Outfront Media, Inc. (REIT)	13,412	191,791
PotlatchDeltic Corp. (REIT)	11,797	464,684
Safehold, Inc. (REIT)	7,789	150,250
Uniti Group, Inc. (REIT)	34,692	101,301

		1,392,203

Total Real Estate		26,791,917

Utilities (2.4%)
Electric Utilities (0.6%)
ALLETE, Inc.	8,599	536,148
Genie Energy Ltd., Class B	982	14,357
Hawaiian Electric Industries, Inc.	16,407	147,991
MGE Energy, Inc.	3,080	230,138
Otter Tail Corp.	3,378	295,879
PNM Resources, Inc.	13,264	490,237
Portland General Electric Co.	14,969	647,259

		2,362,009

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	17,705	595,950
Chesapeake Utilities Corp.	3,254	345,575
New Jersey Resources Corp.	14,479	618,832
Northwest Natural Holding Co.	5,557	200,663
ONE Gas, Inc.	8,309	530,530
RGC Resources, Inc.	1,254	25,644
Rubis SCA	10,800	303,730
Southwest Gas Holdings, Inc.	9,005	633,772
Spire, Inc.	7,972	484,140

		3,738,836

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	11,191	43,869
Ormat Technologies, Inc.	7,961	570,804
Sunnova Energy International, Inc. (x)*	15,992	89,235

		703,908

Multi-Utilities (0.4%)
Avista Corp.	11,531	399,088
Black Hills Corp.	10,149	551,903
Northwestern Energy Group, Inc.	9,118	456,629
Unitil Corp.	2,287	118,444

		1,526,064

Water Utilities (0.2%)
American States Water Co.	2,410	174,894
California Water Service Group	6,295	305,245
Consolidated Water Co. Ltd.	1,589	42,172
Middlesex Water Co.	2,263	118,264
Pure Cycle Corp.*	2,954	28,211
SJW Group	4,750	257,545
York Water Co. (The)	1,650	61,198

		987,529

Total Utilities		9,318,346

Total Common Stocks (94.4%) (Cost $245,128,008)		360,725,391

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	237	—
Chinook Therapeutics, Inc., CVR*	6,337	2,535

Icosavax, Inc., CVR*	3,924	1,177
Inhibrx, Inc., CVR (r)*	1,653	803

Total Rights (0.0%)† (Cost $3,569)		4,515

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Danimer Scientific, Inc., expiring 7/15/25* (Cost $—)	4,693	—

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (7.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	1,400,000	1,400,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,382,725	3,382,725
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	20,412,849	20,416,932
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		27,199,657

Total Short-Term Investments (7.1%) (Cost $27,203,015)		27,199,657

Total Investments in Securities (101.5%) (Cost $272,334,592)		387,929,563
Other Assets Less Liabilities (-1.5%)		(5,844,983)

Net Assets (100%)		$382,084,580

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $8,217,590. This was collateralized by $1,782,003 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $6,782,725 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A (x)	66,800	3,678,130	—	(1,202,793)	41,171	(243,972)	2,272,536	6,680	—
Financial Services
PennyMac Financial Services, Inc.**	1,879	319,811	5,450	(168,509)	89,751	(68,749)	177,754	1,407	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	13,027	194,230	6,013	(5,553)	201	(15,770)	179,121	5,036	—

Total		4,192,171	11,463	(1,376,855)	131,123	(328,491)	2,629,411	13,123	—

**	Not affiliated at June 30, 2024.

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	29	9/2024	USD	2,994,250	4,305

					4,305

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$11,805,107	$11,496	$—		$11,816,603
Consumer Discretionary	55,108,248	—	—	(b)	55,108,248
Consumer Staples	13,454,340	—	—		13,454,340
Energy	77,922,472	—	—		77,922,472
Financials	55,047,248	12,440	—		55,059,688
Health Care	16,526,640	—	12,389		16,539,029
Industrials	53,971,891	14,628,479	—		68,600,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$10,975,763	$—		$—	$10,975,763
Materials	15,138,615	—		—	15,138,615
Real Estate	26,791,917	—		—	26,791,917
Utilities	9,014,616	303,730		—	9,318,346
Futures	4,305	—		—	4,305
Rights
Health Care	—	3,712		803	4,515
Short-Term Investments
Investment Companies	27,199,657	—		—	27,199,657
Warrants
Materials	—	—	(b)	—	—	(b)

Total Assets	$372,960,819	$14,959,857		$13,192	$387,933,868

Total Liabilities	$—	$—		$—	$—

Total	$372,960,819	$14,959,857		$13,192	$387,933,868

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $2,535 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$4,305	*

Total		$4,305

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$66,410	$66,410

Total	$66,410	$66,410

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(43,134)	$(43,134)

Total	$(43,134)	$(43,134)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$1,392,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,393,551
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$60,386,606

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 29%)*	Net Proceeds of Sales and Redemptions (affiliated 50%)*	Net Realized Gain (Loss)
$ 13,588,212	$29,924,969	$8,887,917

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,521,702
Aggregate gross unrealized depreciation	(35,567,400)

Net unrealized appreciation	$111,954,302

Federal income tax cost of investments in securities and derivative instruments, if applicable	$275,979,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $1,995,780)	$2,272,536
Unaffiliated Issuers (Cost $270,338,812)	385,657,027
Cash	3,249,757
Cash held as collateral at broker for futures	39,800
Receivable for securities sold	37,290,729
Dividends, interest and other receivables	388,790
Due from Custodian	254,598
Receivable for Portfolio shares sold	55,398
Securities lending income receivable	8,867
Due from broker for futures variation margin	1,547
Other assets	4,262

Total assets	429,223,311

LIABILITIES
Payable for securities purchased	39,857,510
Payable for return of collateral on securities loaned	6,782,725
Investment management fees payable	219,144
Payable for Portfolio shares repurchased	161,906
Distribution fees payable – Class IB	46,342
Administrative fees payable	39,011
Accrued expenses	32,093

Total liabilities	47,138,731

Commitments and contingent liabilities^
NET ASSETS	$382,084,580

Net assets were comprised of:
Paid in capital	$256,362,481
Total distributable earnings (loss)	125,722,099

Net assets	$382,084,580

Class IB
Net asset value, offering and redemption price per share, $229,797,181 / 20,672,022 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.12

Class K
Net asset value, offering and redemption price per share, $152,287,399 / 13,696,086 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.12

(x)	Includes value of securities on loan of $8,217,590.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($13,123 of dividend income received from affiliates) (net of $41,354 foreign withholding tax)	$4,066,956
Interest	86,693
Securities lending (net)	84,078

Total income	4,237,727

EXPENSES
Investment management fees	1,482,726
Distribution fees – Class IB	276,901
Administrative fees	234,677
Custodian fees	53,456
Professional fees	35,593
Printing and mailing expenses	22,833
Trustees’ fees	6,156
Miscellaneous	4,264

Gross expenses	2,116,606
Less: Waiver from investment manager	(171,078)

Net expenses	1,945,528

NET INVESTMENT INCOME (LOSS)	2,292,199

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($131,123 realized gain (loss) from affiliates)	10,907,649
Futures contracts	66,410
Foreign currency transactions	542

Net realized gain (loss)	10,974,601

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(328,491) of change in unrealized appreciation (depreciation) from affiliates)	5,702,063
Futures contracts	(43,134)
Foreign currency translations	19

Net change in unrealized appreciation (depreciation)	5,658,948

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,633,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,925,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,292,199	$3,576,966
Net realized gain (loss)	10,974,601	10,422,375
Net change in unrealized appreciation (depreciation)	5,658,948	6,327,226

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,925,748	20,326,567

Distributions to shareholders:
Class IB	—	(21,638,313)
Class K	—	(15,314,739)

Total distributions to shareholders	—	(36,953,052)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 690,146 and 1,712,300 shares, respectively ]	7,638,083	18,479,543
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,130,742 shares, respectively ]	—	21,638,313
Capital shares repurchased [ (1,334,328) and (2,904,840) shares, respectively ]	(14,139,530)	(31,121,806)

Total Class IB transactions	(6,501,447)	8,996,050

Class K
Capital shares sold [ 2,706 and 6,664 shares, respectively ]	236,650	70,330
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,506,995 shares, respectively ]	—	15,314,739
Capital shares repurchased [ (881,798) and (1,654,773) shares, respectively ]	(9,344,008)	(17,749,569)

Total Class K transactions	(9,107,358)	(2,364,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,608,805)	6,631,550

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,316,943	(9,994,935)
NET ASSETS:
Beginning of period	378,767,637	388,762,572

End of period	$382,084,580	$378,767,637

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022		2021	2020		2019
Net asset value, beginning of period	$10.56		$11.08	$12.11		$10.32	$10.62		$8.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.09	0.09	(2)	0.03	0.07	(1)	0.04
Net realized and unrealized gain (loss)	0.50		0.47	(0.05)		3.87	(0.23	)†	2.23

Total from investment operations	0.56		0.56	0.04		3.90	(0.16)		2.27

Less distributions:
Dividends from net investment income	—		(0.12)	(0.05)		(0.15)	(0.13)		(0.06)
Distributions from net realized gains	—		(0.96)	(1.02)		(1.96)	(0.01)		(0.45)
Return of capital	—		—	—		—	—		(0.03)

Total dividends and distributions	—		(1.08)	(1.07)		(2.11)	(0.14)		(0.54)

Net asset value, end of period	$11.12		$10.56	$11.08		$12.11	$10.32		$10.62

Total return (b)	4.92%		5.79%	0.07%		38.52%	(1.51)%		25.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$229,797		$225,045	$225,840		$235,844	$162,278		$7,831
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%		1.15%	1.15%		1.15%
Before waivers (a)(f)	1.24%		1.29%	1.23%		1.21%	1.27%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.14%		0.87%	0.80	%(bb)	0.23%	0.86	%(aa)	0.37%
Before waivers (a)(f)	1.04%		0.72%	0.72	%(bb)	0.16%	0.74	%(aa)	0.27%
Portfolio turnover rate^	13	%(z)	15%	20%		22%	23%		14%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022		2021	2020		2019
Net asset value, beginning of period	$10.55		$11.07	$12.10		$10.30	$10.60		$8.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.12	0.12	(2)	0.06	0.11	(1)	0.06
Net realized and unrealized gain (loss)	0.50		0.47	(0.05)		3.88	(0.25	)†	2.22

Total from investment operations	0.57		0.59	0.07		3.94	(0.14)		2.28

Less distributions:
Dividends from net investment income	—		(0.15)	(0.08)		(0.18)	(0.15)		(0.07)
Distributions from net realized gains	—		(0.96)	(1.02)		(1.96)	(0.01)		(0.45)
Return of capital	—		—	—		—	—		(0.04)

Total dividends and distributions	—		(1.11)	(1.10)		(2.14)	(0.16)		(0.56)

Net asset value, end of period	$11.12		$10.55	$11.07		$12.10	$10.30		$10.60

Total return (b)	5.02%		6.04%	0.31%		39.02%	(1.31)%		26.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152,287		$153,723	$162,923		$196,357	$192,801		$287,972
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%		0.90%	0.90%		0.90%
Before waivers (a)(f)	0.99%		1.04%	0.98%		0.96%	1.01%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.38%		1.11%	1.03	%(bb)	0.45%	1.29	%(aa)	0.61%
Before waivers (a)(f)	1.29%		0.97%	0.96	%(bb)	0.38%	1.19	%(aa)	0.51%
Portfolio turnover rate^	13	%(z)	15%	20%		22%	23%		14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating marke

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.07 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08 and $0.11 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.51% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.21% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	83,700	$1,599,507
Nippon Telegraph & Telephone Corp.	582,500	549,590
Quebecor, Inc., Class B	20,600	434,722
Singapore Telecommunications Ltd.	263,000	533,370
Swisscom AG (Registered)	926	521,001
Telstra Group Ltd.	184,009	444,364
Verizon Communications, Inc.	72,400	2,985,776

		7,068,330

Entertainment (0.3%)
Electronic Arts, Inc.	3,456	481,524
Nintendo Co. Ltd.	11,700	622,197

		1,103,721

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A	55,859	10,174,717
Meta Platforms, Inc., Class A	10,347	5,217,164

		15,391,881

Media (0.6%)
Comcast Corp., Class A	52,445	2,053,746

Wireless Telecommunication Services (0.7%)
SoftBank Corp.	70,700	863,262
T-Mobile US, Inc.	8,456	1,489,778

		2,353,040

Total Communication Services		27,970,718

Consumer Discretionary (8.9%)
Automobile Components (0.2%)
Bridgestone Corp. (x)	14,600	573,691

Automobiles (1.3%)
General Motors Co.	14,522	674,692
Honda Motor Co. Ltd.	40,100	428,691
Mercedes-Benz Group AG	13,852	957,883
Tesla, Inc.*	13,281	2,628,044

		4,689,310

Broadline Retail (2.8%)
Amazon.com, Inc.*	46,587	9,002,938
Dollarama, Inc.	4,978	454,517
Wesfarmers Ltd.	12,895	560,695

		10,018,150

Distributors (0.1%)
Genuine Parts Co.	3,100	428,792

Hotels, Restaurants & Leisure (1.6%)
Aristocrat Leisure Ltd.	17,514	581,376
Chipotle Mexican Grill, Inc.*	15,000	939,750
McDonald’s Corp.	10,305	2,626,126
Restaurant Brands International, Inc.	6,100	429,838
Starbucks Corp.	10,164	791,267
Yum! Brands, Inc.	3,132	414,865

		5,783,222

Household Durables (0.2%)
Sekisui House Ltd.	41,900	927,899

Specialty Retail (2.5%)
AutoZone, Inc.*	500	1,482,050
Home Depot, Inc. (The)	9,600	3,304,704
Lowe’s Cos., Inc.	6,600	1,455,036
O’Reilly Automotive, Inc.*	1,097	1,158,498
TJX Cos., Inc. (The)	12,200	1,343,220
Tractor Supply Co.	1,600	432,000

		9,175,508

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	8,400	633,108

Total Consumer Discretionary		32,229,680

Consumer Staples (11.3%)
Beverages (2.9%)
Carlsberg A/S, Class B	2,875	344,972
Coca-Cola Co. (The)	66,319	4,221,204
Diageo plc	33,069	1,040,674
Keurig Dr Pepper, Inc.	28,287	944,786
Monster Beverage Corp.*	8,200	409,590
PepsiCo, Inc.	21,783	3,592,670

		10,553,896

Consumer Staples Distribution & Retail (3.5%)
Alimentation Couche-Tard, Inc.	23,612	1,325,020
Coles Group Ltd.	35,880	407,622
Costco Wholesale Corp.	4,987	4,238,900
George Weston Ltd.	3,500	503,465
Koninklijke Ahold Delhaize NV	31,924	943,275
Kroger Co. (The)	8,100	404,433
Loblaw Cos. Ltd.	4,700	545,221
Metro, Inc., Class A	7,900	437,660
Tesco plc	105,597	408,465
Walmart, Inc.	49,500	3,351,645

		12,565,706

Food Products (1.9%)
Danone SA	9,011	550,841
General Mills, Inc.	20,400	1,290,504
Hershey Co. (The)	4,900	900,767
Kellanova	11,200	646,016
Mondelez International, Inc., Class A	28,700	1,878,128
Nestle SA (Registered)	15,989	1,632,268

		6,898,524

Household Products (2.4%)
Church & Dwight Co., Inc.	3,900	404,352
Colgate-Palmolive Co.	25,400	2,464,816
Henkel AG & Co. KGaA (Preference) (q)	5,806	517,456
Kimberly-Clark Corp.	10,800	1,492,560
Procter & Gamble Co. (The)	23,000	3,793,160

		8,672,344

Personal Care Products (0.6%)
L’Oreal SA	2,805	1,231,796
Unilever plc	8,484	465,927
Unilever plc (London Stock Exchange)	10,307	566,114

		2,263,837

Total Consumer Staples		40,954,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Chevron Corp.	11,400	$1,783,188
Equinor ASA	34,266	975,475

Total Energy		2,758,663

Financials (17.8%)
Banks (4.6%)
ANZ Group Holdings Ltd.	31,236	588,452
Bank of Nova Scotia (The)	35,537	1,625,603
Canadian Imperial Bank of Commerce	13,600	646,672
Commonwealth Bank of Australia	4,842	411,450
DBS Group Holdings Ltd.	33,660	888,416
DNB Bank ASA	29,838	586,029
Japan Post Bank Co. Ltd.	39,300	371,163
JPMorgan Chase & Co.	9,316	1,884,254
Mitsubishi UFJ Financial Group, Inc.	36,600	393,321
Mizuho Financial Group, Inc.	44,400	926,690
National Australia Bank Ltd.	18,891	456,577
National Bank of Canada (x)	8,646	685,777
Nordea Bank Abp (Helsinki Stock Exchange)	37,103	441,660
Nordea Bank Abp (Stockholm Stock Exchange)	33,032	392,993
Royal Bank of Canada	26,678	2,840,284
Sumitomo Mitsui Financial Group, Inc.	17,900	1,193,222
Toronto-Dominion Bank (The)	31,947	1,756,087
United Overseas Bank Ltd.	19,800	457,473

		16,546,123

Capital Markets (2.8%)
Ameriprise Financial, Inc.	1,000	427,190
ASX Ltd.	10,412	416,751
Bank of New York Mellon Corp. (The)	12,800	766,592
Cboe Global Markets, Inc.	2,600	442,156
CME Group, Inc.	7,541	1,482,560
Deutsche Boerse AG	4,728	967,626
FactSet Research Systems, Inc.	900	367,443
Hong Kong Exchanges & Clearing Ltd.	12,200	390,885
Intercontinental Exchange, Inc.	11,062	1,514,277
Moody’s Corp.	1,000	420,930
Nasdaq, Inc.	13,500	813,510
S&P Global, Inc.	4,000	1,784,000
TMX Group Ltd.	15,500	431,446

		10,225,366

Consumer Finance (0.3%)
American Express Co.	3,987	923,190

Financial Services (2.6%)
Berkshire Hathaway, Inc., Class B*	6,928	2,818,310
Fiserv, Inc.*	8,100	1,207,224
Jack Henry & Associates, Inc.	2,600	431,652
Mastercard, Inc., Class A	4,581	2,020,954
Visa, Inc., Class A	12,000	3,149,640

		9,627,780

Insurance (7.5%)
Aflac, Inc.	16,100	1,437,891
Allianz SE (Registered)	3,961	1,100,808
American International Group, Inc.	11,200	831,488
Aon plc, Class A	4,000	1,174,320
Assicurazioni Generali SpA	45,444	1,133,484
Chubb Ltd.	4,700	1,198,876
Gjensidige Forsikring ASA	24,351	435,157
Hannover Rueck SE	2,335	591,908
Hartford Financial Services Group, Inc. (The)	11,900	1,196,426
Intact Financial Corp.	5,700	950,007
Loews Corp.	12,300	919,302
Marsh & McLennan Cos., Inc.	12,400	2,612,928
Medibank Pvt Ltd.	185,639	461,922
MS&AD Insurance Group Holdings, Inc.	41,400	919,914
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,909	1,454,889
Poste Italiane SpA (m)(x)	33,001	420,398
Power Corp. of Canada (x)	19,200	533,595
Progressive Corp. (The)	7,037	1,461,655
QBE Insurance Group Ltd.	51,545	597,967
Sampo OYJ, Class A	20,391	875,693
Sompo Holdings, Inc.	32,100	685,335
Sun Life Financial, Inc.	15,700	769,823
Suncorp Group Ltd.	36,318	421,805
Swiss Re AG	4,520	560,944
Tokio Marine Holdings, Inc.	27,100	1,011,471
Travelers Cos., Inc. (The)	7,189	1,461,811
Willis Towers Watson plc	1,709	447,997
Zurich Insurance Group AG	2,783	1,484,039

		27,151,853

Total Financials		64,474,312

Health Care (10.1%)
Biotechnology (0.6%)
AbbVie, Inc.	2,633	451,612
Amgen, Inc.	2,571	803,309
Gilead Sciences, Inc.	11,568	793,680

		2,048,601

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	26,700	2,774,397
Becton Dickinson & Co.	4,965	1,160,370
Boston Scientific Corp.*	8,400	646,884
Edwards Lifesciences Corp.*	11,600	1,071,492
IDEXX Laboratories, Inc.*	1,600	779,520
Medtronic plc	24,700	1,944,137
ResMed, Inc.	3,300	631,686
Stryker Corp.	2,200	748,550

		9,757,036

Health Care Providers & Services (1.2%)
Cencora, Inc.	6,232	1,404,070
Cigna Group (The)	5,000	1,652,850
Elevance Health, Inc.	2,800	1,517,208

		4,574,128

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	3,554	460,705
Danaher Corp.	7,076	1,767,939
Mettler-Toledo International, Inc.*	600	838,554
Thermo Fisher Scientific, Inc.	3,316	1,833,748

		4,900,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	33,398	$1,387,019
Eli Lilly and Co.	3,141	2,843,799
Johnson & Johnson	23,600	3,449,376
Novartis AG (Registered)	14,984	1,603,886
Novo Nordisk A/S, Class B	14,513	2,095,704
Roche Holding AG	4,192	1,164,120
Sanofi SA	7,938	764,598
Takeda Pharmaceutical Co. Ltd.	13,800	357,844
Zoetis, Inc.	10,600	1,837,616

		15,503,962

Total Health Care		36,784,673

Industrials (14.9%)
Aerospace & Defense (0.8%)
Airbus SE	7,500	1,030,200
General Electric Co.	11,706	1,860,903

		2,891,103

Air Freight & Logistics (0.8%)
Deutsche Post AG	15,083	610,427
Expeditors International of Washington, Inc.	9,000	1,123,110
FedEx Corp.	1,759	527,419
United Parcel Service, Inc., Class B	5,500	752,675

		3,013,631

Building Products (1.1%)
Allegion plc	9,400	1,110,610
Geberit AG (Registered)	974	575,435
Trane Technologies plc	6,758	2,222,909

		3,908,954

Commercial Services & Supplies (1.2%)
Cintas Corp.	1,700	1,190,442
Copart, Inc.*	20,400	1,104,864
Secom Co. Ltd.	17,500	1,032,988
Waste Management, Inc.	4,700	1,002,698

		4,330,992

Construction & Engineering (0.2%)
Vinci SA	4,716	496,878
WSP Global, Inc.	2,600	404,867

		901,745

Electrical Equipment (1.0%)
ABB Ltd. (Registered)	10,019	556,679
Eaton Corp. plc	5,262	1,649,900
Schneider Electric SE	5,258	1,263,046

		3,469,625

Ground Transportation (1.1%)
Canadian National Railway Co.	7,222	853,411
CSX Corp.	50,276	1,681,732
Union Pacific Corp.	5,984	1,353,940

		3,889,083

Industrial Conglomerates (1.3%)
Hitachi Ltd.	49,000	1,096,706
Honeywell International, Inc.	13,864	2,960,519
Siemens AG (Registered)	2,974	553,299

		4,610,524

Machinery (3.5%)
Atlas Copco AB, Class A	75,485	1,418,682
Caterpillar, Inc.	5,213	1,736,450
Illinois Tool Works, Inc.	11,300	2,677,648
Knorr-Bremse AG	7,613	581,319
Kone OYJ, Class B	8,843	436,491
Otis Worldwide Corp.	4,000	385,040
PACCAR, Inc.	18,205	1,874,023
Parker-Hannifin Corp.	900	455,229
Pentair plc	13,900	1,065,713
Snap-on, Inc.	4,100	1,071,699
Volvo AB, Class B	44,412	1,135,965

		12,838,259

Professional Services (2.6%)
Automatic Data Processing, Inc.	9,639	2,300,733
Booz Allen Hamilton Holding Corp.	5,000	769,500
Broadridge Financial Solutions, Inc.	3,500	689,500
Leidos Holdings, Inc.	3,500	510,580
Paychex, Inc.	8,500	1,007,760
Thomson Reuters Corp.	6,200	1,045,124
Verisk Analytics, Inc.	5,600	1,509,480
Wolters Kluwer NV	10,351	1,716,020

		9,548,697

Trading Companies & Distributors (1.3%)
Fastenal Co.	30,200	1,897,768
Ferguson plc	2,094	405,503
ITOCHU Corp.	9,700	473,515
Mitsui & Co. Ltd.	43,000	975,778
WW Grainger, Inc.	900	812,016

		4,564,580

Total Industrials		53,967,193

Information Technology (21.1%)
Communications Equipment (0.4%)
Motorola Solutions, Inc.	3,900	1,505,595

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	33,400	2,250,158
CDW Corp.	4,900	1,096,816

		3,346,974

IT Services (1.3%)
Accenture plc, Class A	6,900	2,093,529
CGI, Inc.*	4,700	469,124
Gartner, Inc.*	1,100	493,966
International Business Machines Corp.	7,096	1,227,253
VeriSign, Inc.*	3,000	533,400

		4,817,272

Semiconductors & Semiconductor Equipment (6.6%)
Applied Materials, Inc.	2,585	610,034
ASML Holding NV	1,544	1,594,350
Broadcom, Inc.	1,645	2,641,097
KLA Corp.	1,337	1,102,370
NVIDIA Corp.	130,899	16,171,263
NXP Semiconductors NV	3,514	945,582
QUALCOMM, Inc.	3,973	791,342

		23,856,038

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Software (6.9%)
Adobe, Inc.*	3,061	$1,700,508
Autodesk, Inc.*	3,075	760,909
Cadence Design Systems, Inc.*	2,236	688,129
Fair Isaac Corp.*	400	595,464
Microsoft Corp.	36,988	16,531,787
Nice Ltd.*	1,918	312,845
Oracle Corp.	13,440	1,897,728
Roper Technologies, Inc.	2,300	1,296,418
Synopsys, Inc.*	2,222	1,322,223

		25,106,011

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	76,245	16,058,722
Canon, Inc. (x)	19,600	530,414
FUJIFILM Holdings Corp.	21,300	498,046
HP, Inc.	26,100	914,022

		18,001,204

Total Information Technology		76,633,094

Materials (1.8%)
Chemicals (1.6%)
Air Liquide SA	1,695	292,765
Corteva, Inc.	9,600	517,824
Ecolab, Inc.	4,000	952,000
Givaudan SA (Registered)	280	1,327,620
Mitsubishi Chemical Group Corp.	76,600	425,207
Nitto Denko Corp.	6,600	521,387
Sherwin-Williams Co. (The)	6,300	1,880,109

		5,916,912

Metals & Mining (0.2%)
Rio Tinto Ltd.	6,629	526,242

Total Materials		6,443,154

Real Estate (1.6%)
Real Estate Management & Development (0.1%)
Swiss Prime Site AG (Registered)	4,939	468,365

Residential REITs (0.7%)
AvalonBay Communities, Inc. (REIT)	4,795	992,038
Equity Residential (REIT)	9,300	644,862
Essex Property Trust, Inc. (REIT)	1,700	462,740
Mid-America Apartment Communities, Inc. (REIT)	3,300	470,613

		2,570,253

Specialized REITs (0.8%)
American Tower Corp. (REIT)	6,500	1,263,470
Crown Castle, Inc. (REIT)	4,642	453,523
Public Storage (REIT)	3,400	978,010

		2,695,003

Total Real Estate		5,733,621

Utilities (3.7%)
Electric Utilities (1.6%)
Enel SpA	102,593	713,509
Eversource Energy	18,300	1,037,793
Exelon Corp.	26,699	924,052
Hydro One Ltd. (m)	17,164	499,971
Iberdrola SA	101,443	1,316,178
Redeia Corp. SA (x)	31,834	556,392
Terna - Rete Elettrica Nazionale	99,482	769,008

		5,816,903

Gas Utilities (0.5%)
Atmos Energy Corp.	11,900	1,388,135
Hong Kong & China Gas Co. Ltd.	708,000	538,544

		1,926,679

Multi-Utilities (1.6%)
Consolidated Edison, Inc.	14,800	1,323,416
E.ON SE	55,801	732,360
National Grid plc	127,540	1,422,957
Public Service Enterprise Group, Inc.	8,400	619,080
Sempra	21,200	1,612,472

		5,710,285

Total Utilities		13,453,867

Total Common Stocks (99.6%) (Cost $259,597,394)		361,403,282

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,582,030	1,582,030
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	340,715	340,783

Total Investment Companies		1,922,813

Total Short-Term Investments (0.6%) (Cost $1,922,813)		1,922,813

Total Investments in Securities (100.2%) (Cost $261,520,207)		363,326,095
Other Assets Less Liabilities (-0.2%)		(545,217)

Net Assets (100%)		$362,780,878

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $920,369 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $2,970,793. This was collateralized by $1,583,088 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.480%, maturing 7/31/24 – 8/15/53 and by cash of $1,582,030 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Glossary:

REIT	— Real Estate Investment Trust

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Canada	4.9
China	0.3
Denmark	0.7
Finland	0.6
France	1.0
Germany	2.2
Hong Kong	0.3
Israel	0.1
Italy	0.8
Japan	4.2
Netherlands	1.2
Norway	0.5
Singapore	0.5
Spain	0.5
Sweden	0.7
Switzerland	1.8
United Kingdom	1.1
United States	77.2
Cash and Other	(0.2)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,436,934	$3,533,784	$—		$27,970,718
Consumer Discretionary	28,199,445	4,030,235	—		32,229,680
Consumer Staples	32,844,897	8,109,410	—		40,954,307
Energy	1,783,188	975,475	—		2,758,663
Financials	43,435,870	21,038,442	—		64,474,312
Health Care	30,798,521	5,986,152	—		36,784,673
Industrials	40,013,765	13,953,428	—		53,967,193
Information Technology	73,697,439	2,935,655	—		76,633,094
Materials	3,349,933	3,093,221	—		6,443,154
Real Estate	5,265,256	468,365	—		5,733,621
Utilities	7,404,919	6,048,948	—		13,453,867
Short-Term Investments
Investment Companies	1,922,813	—	—		1,922,813
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$293,152,980	$70,173,115	$—		$363,326,095

Total Liabilities	$—	$—	$—		$—

Total	$293,152,980	$70,173,115	$—		$363,326,095

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,071,194
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,238,105

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,139,297
Aggregate gross unrealized depreciation	(6,397,560)

Net unrealized appreciation	$100,741,737

Federal income tax cost of investments in securities and derivative instruments, if applicable	$262,584,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $261,520,207)	$363,326,095
Cash	465,000
Foreign cash (Cost $220,678)	219,659
Dividends, interest and other receivables	1,163,739
Receivable for Portfolio shares sold	21,838
Securities lending income receivable	2,122
Other assets	4,083

Total assets	365,202,536

LIABILITIES
Payable for return of collateral on securities loaned	1,582,030
Payable for Portfolio shares repurchased	461,824
Investment management fees payable	208,532
Distribution fees payable – Class IB	67,557
Administrative fees payable	27,404
Accrued expenses	74,311

Total liabilities	2,421,658

Commitments and contingent liabilities^
NET ASSETS	$362,780,878

Net assets were comprised of:
Paid in capital	$245,177,516
Total distributable earnings (loss)	117,603,362

Net assets	$362,780,878

Class IB
Net asset value, offering and redemption price per share, $328,859,597 / 17,497,077 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.80

Class K
Net asset value, offering and redemption price per share, $33,921,281 / 1,800,316 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.84

(x)	Includes value of securities on loan of $2,970,793.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $244,521 foreign withholding tax)	$4,056,072
Interest	8,840
Securities lending (net)	8,900

Total income	4,073,812

EXPENSES
Investment management fees	1,248,142
Distribution fees – Class IB	403,333
Administrative fees	164,618
Professional fees	45,168
Custodian fees	28,593
Printing and mailing expenses	22,456
Trustees’ fees	5,899
Miscellaneous	7,621

Gross expenses	1,925,830
Less: Waiver from investment manager	(5,932)

Net expenses	1,919,898

NET INVESTMENT INCOME (LOSS)	2,153,914

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,373,467
Foreign currency transactions	(8,832)

Net realized gain (loss)	11,364,635

Change in unrealized appreciation (depreciation) on:
Investments in securities	19,244,488
Foreign currency translations	(29,955)

Net change in unrealized appreciation (depreciation)	19,214,533

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,579,168

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,733,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,153,914	$3,939,839
Net realized gain (loss)	11,364,635	8,350,442
Net change in unrealized appreciation (depreciation)	19,214,533	39,438,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,733,082	51,728,830

Distributions to shareholders:
Class IB	—	(7,433,751)
Class K	—	(858,766)

Total distributions to shareholders	—	(8,292,517)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 495,586 and 1,201,161 shares, respectively ]	8,863,156	19,335,997
Capital shares issued in reinvestment of dividends [ 0 and 439,463 shares, respectively ]	—	7,433,751
Capital shares repurchased [ (1,472,769) and (2,859,541) shares, respectively ]	(26,512,827)	(45,896,484)

Total Class IB transactions	(17,649,671)	(19,126,736)

Class K
Capital shares sold [ 23,478 and 116,790 shares, respectively ]	417,804	1,860,971
Capital shares issued in reinvestment of dividends [ 0 and 50,695 shares, respectively ]	—	858,766
Capital shares repurchased [ (162,788) and (397,510) shares, respectively ]	(2,960,195)	(6,422,240)

Total Class K transactions	(2,542,391)	(3,702,503)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,192,062)	(22,829,239)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,541,020	20,607,074
NET ASSETS:
Beginning of period	350,239,858	329,632,784

End of period	$362,780,878	$350,239,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021		2020	2019
Net asset value, beginning of period	$17.15		$15.08	$18.15	$15.83		$14.42	$11.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.18	0.21	0.19	(aa)	0.13	0.16
Net realized and unrealized gain (loss)	1.54		2.30	(2.85)	3.44		1.45	2.97

Total from investment operations	1.65		2.48	(2.64)	3.63		1.58	3.13

Less distributions:
Dividends from net investment income	—		(0.22)	(0.19)	(0.23)		(0.09)	(0.16)
Distributions from net realized gains	—		(0.19)	(0.24)	(1.08)		(0.08)	(0.20)

Total dividends and distributions	—		(0.41)	(0.43)	(1.31)		(0.17)	(0.36)

Net asset value, end of period	$18.80		$17.15	$15.08	$18.15		$15.83	$14.42

Total return (b)	9.62%		16.49%	(14.52)%	23.08%		10.95%	26.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$328,860		$316,924	$296,890	$364,960		$322,433	$21,947
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.10	%(g)	1.10%	1.15%
Before waivers (a)(f)	1.10%		1.12%	1.11%	1.11	%(g)	1.15%	1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.18%		1.14%	1.32%	1.07	%(bb)	0.90%	1.21%
Before waivers (a)(f)	1.18%		1.13%	1.31%	1.07	%(bb)	0.84%	0.88%
Portfolio turnover rate^	11	%(z)	30%	31%	39%		53%	29%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021		2020	2019
Net asset value, beginning of period	$17.18		$15.09	$18.17	$15.84		$14.42	$11.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.23	0.25	0.23	(aa)	0.17	0.20
Net realized and unrealized gain (loss)	1.53		2.31	(2.86)	3.45		1.45	2.96

Total from investment operations	1.66		2.54	(2.61)	3.68		1.62	3.16

Less distributions:
Dividends from net investment income	—		(0.26)	(0.23)	(0.27)		(0.12)	(0.19)
Distributions from net realized gains	—		(0.19)	(0.24)	(1.08)		(0.08)	(0.20)

Total dividends and distributions	—		(0.45)	(0.47)	(1.35)		(0.20)	(0.39)

Net asset value, end of period	$18.84		$17.18	$15.09	$18.17		$15.84	$14.42

Total return (b)	9.66%		16.88%	(14.35)%	23.39%		11.28%	27.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,921		$33,315	$32,742	$27,844		$25,765	$10,387
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.85	%(g)	0.86%	0.90%
Before waivers (a)(f)	0.85%		0.87%	0.86%	0.86	%(g)	0.94%	1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44%		1.40%	1.58%	1.32	%(bb)	1.22%	1.48%
Before waivers (a)(f)	1.43%		1.38%	1.56%	1.32	%(bb)	1.13%	1.15%
Portfolio turnover rate^	11	%(z)	30%	31%	39%		53%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.18 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.29% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (0.7%)
Liberty Global Ltd., Class C*	1,972	$35,200
Lumen Technologies, Inc. (x)*	10,645	11,710
Verizon Communications, Inc.	43,821	1,807,178

		1,854,088

Entertainment (0.9%)
Electronic Arts, Inc.	2,668	371,732
Walt Disney Co. (The)	19,113	1,897,730
Warner Bros Discovery, Inc.*	24,558	182,712

		2,452,174

Interactive Media & Services (7.9%)
Alphabet, Inc., Class A	61,421	11,187,835
Alphabet, Inc., Class C	53,196	9,757,210
ZoomInfo Technologies, Inc., Class A*	2,704	34,530

		20,979,575

Media (0.1%)
Cable One, Inc. (x)	49	17,346
John Wiley & Sons, Inc., Class A	514	20,920
New York Times Co. (The), Class A	1,650	84,496
Omnicom Group, Inc.	2,039	182,898
Scholastic Corp.	344	12,202

		317,862

Total Communication Services		25,603,699

Consumer Discretionary (8.0%)
Automobile Components (0.1%)
Aptiv plc*	2,824	198,866
Autoliv, Inc.	814	87,090
BorgWarner, Inc.	2,341	75,474

		361,430

Automobiles (2.3%)
Harley-Davidson, Inc.	1,326	44,474
Lucid Group, Inc. (x)*	10,084	26,319
Rivian Automotive, Inc., Class A (x)*	7,200	96,624
Tesla, Inc.*	29,875	5,911,665

		6,079,082

Broadline Retail (0.0%)†
Kohl’s Corp. (x)	1,117	25,680
Nordstrom, Inc.	935	19,841

		45,521

Distributors (0.1%)
LKQ Corp.	2,819	117,242
Pool Corp.	407	125,084

		242,326

Hotels, Restaurants & Leisure (2.4%)
Aramark	2,604	88,588
Booking Holdings, Inc.	354	1,402,371
Choice Hotels International, Inc. (x)	342	40,698
Darden Restaurants, Inc.	1,251	189,301
Domino’s Pizza, Inc.	358	184,846
Hilton Worldwide Holdings, Inc.	2,626	572,993
Jack in the Box, Inc.	238	12,124

Marriott International, Inc., Class A	2,571	621,591
McDonald’s Corp.	7,500	1,911,300
Royal Caribbean Cruises Ltd.*	2,537	404,474
Starbucks Corp.	11,836	921,433
Vail Resorts, Inc.	411	74,033

		6,423,752

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	6,554
Garmin Ltd.	1,585	258,228
La-Z-Boy, Inc.	547	20,392
Meritage Homes Corp.	368	59,561
Mohawk Industries, Inc.*	548	62,247
Newell Brands, Inc.	4,545	29,134
Whirlpool Corp.	607	62,035

		498,151

Leisure Products (0.1%)
Hasbro, Inc.	1,417	82,894
Mattel, Inc.*	3,780	61,463
Topgolf Callaway Brands Corp.*	1,567	23,975

		168,332

Specialty Retail (2.3%)
AutoNation, Inc.*	276	43,989
Best Buy Co., Inc.	2,046	172,457
Buckle, Inc. (The)	355	13,114
CarMax, Inc.*	1,644	120,571
Foot Locker, Inc.	772	19,238
GameStop Corp., Class A*	2,972	73,379
Gap, Inc. (The)	2,447	58,459
Home Depot, Inc. (The)	10,329	3,555,655
Lowe’s Cos., Inc.	5,978	1,317,910
ODP Corp. (The)*	327	12,841
Signet Jewelers Ltd.	436	39,057
Tractor Supply Co.	1,117	301,590
Ulta Beauty, Inc.*	494	190,620
Williams-Sonoma, Inc.	628	177,328

		6,096,208

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	1,273	42,111
Columbia Sportswear Co.	394	31,158
Deckers Outdoor Corp.*	265	256,507
Hanesbrands, Inc.*	3,990	19,671
NIKE, Inc., Class B	12,649	953,355
PVH Corp.	582	61,616
Under Armour, Inc., Class A*	2,099	14,000
Under Armour, Inc., Class C*	1,996	13,034
VF Corp.	3,422	46,197
Wolverine World Wide, Inc. (x)	958	12,952

		1,450,601

Total Consumer Discretionary		21,365,403

Consumer Staples (6.0%)
Beverages (2.0%)
Coca-Cola Co. (The)	42,659	2,715,245
Keurig Dr Pepper, Inc.	11,220	374,748
PepsiCo, Inc.	14,308	2,359,819

		5,449,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples Distribution & Retail (0.5%)
Kroger Co. (The)	7,212	$360,095
Sysco Corp.	5,201	371,299
Target Corp.	4,788	708,816
United Natural Foods, Inc.*	720	9,432

		1,449,642

Food Products (1.2%)
Archer-Daniels-Midland Co.	5,242	316,879
Bunge Global SA	1,532	163,572
Campbell Soup Co.	2,011	90,877
Conagra Brands, Inc.	4,857	138,036
Darling Ingredients, Inc.*	1,709	62,806
General Mills, Inc.	5,938	375,638
Hain Celestial Group, Inc. (The)*	1,148	7,933
Hormel Foods Corp.	3,230	98,483
Ingredion, Inc.	659	75,587
J M Smucker Co. (The)	1,110	121,034
Kellanova	2,824	162,888
Kraft Heinz Co. (The)	9,505	306,251
Lamb Weston Holdings, Inc.	1,503	126,372
McCormick & Co., Inc. (Non-Voting)	2,566	182,032
Mondelez International, Inc., Class A	14,067	920,545

		3,148,933

Household Products (2.2%)
Church & Dwight Co., Inc.	2,553	264,695
Clorox Co. (The)	1,283	175,091
Colgate-Palmolive Co.	8,194	795,146
Kimberly-Clark Corp.	3,521	486,602
Procter & Gamble Co. (The)	24,525	4,044,663

		5,766,197

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,453	260,999

Total Consumer Staples		16,075,583

Energy (1.5%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	10,435	366,999
Core Laboratories, Inc.	556	11,281
Halliburton Co.	9,343	315,607
NOV, Inc.	4,198	79,804
TechnipFMC plc	4,595	120,159

		893,850

Oil, Gas & Consumable Fuels (1.2%)
Cheniere Energy, Inc.	2,410	421,340
HF Sinclair Corp.	1,720	91,745
Marathon Petroleum Corp.	3,764	652,978
ONEOK, Inc.	6,085	496,232
Phillips 66	4,469	630,889
Targa Resources Corp.	2,208	284,346
Valero Energy Corp.	3,442	539,568

		3,117,098

Total Energy		4,010,948

Financials (11.3%)
Banks (0.9%)
Bank of Hawaii Corp.	449	25,687
Cathay General Bancorp	666	25,121
Citizens Financial Group, Inc.	4,890	176,187

Comerica, Inc.	1,318	67,271
Huntington Bancshares, Inc.	15,362	202,471
International Bancshares Corp.	523	29,921
KeyCorp	9,481	134,725
M&T Bank Corp.	1,722	260,642
Old National Bancorp	3,257	55,988
PNC Financial Services Group, Inc. (The)‡	4,156	646,175
Regions Financial Corp.	9,529	190,961
Truist Financial Corp.	13,960	542,346
Zions Bancorp NA	1,645	71,343

		2,428,838

Capital Markets (3.6%)
Ameriprise Financial, Inc.	1,045	446,414
Bank of New York Mellon Corp. (The)	7,849	470,077
BlackRock, Inc.‡	1,562	1,229,794
Charles Schwab Corp. (The)	15,678	1,155,312
CME Group, Inc.	3,757	738,626
FactSet Research Systems, Inc.	399	162,900
Franklin Resources, Inc.	3,075	68,726
Intercontinental Exchange, Inc.	5,972	817,507
Invesco Ltd.	3,327	49,772
MarketAxess Holdings, Inc.	398	79,811
Moody’s Corp.	1,707	718,527
Morgan Stanley	12,813	1,245,295
Nasdaq, Inc.	4,210	253,695
Northern Trust Corp.	2,160	181,397
S&P Global, Inc.	3,346	1,492,316
State Street Corp.	3,154	233,396
T. Rowe Price Group, Inc.	2,327	268,326

		9,611,891

Consumer Finance (0.8%)
Ally Financial, Inc.	2,811	111,512
American Express Co.	6,018	1,393,468
Discover Financial Services	2,638	345,077
Synchrony Financial	4,204	198,387

		2,048,444

Financial Services (3.6%)
Equitable Holdings, Inc.‡	3,527	144,113
Fidelity National Information Services, Inc.	6,023	453,893
Mastercard, Inc., Class A	8,684	3,831,033
PayPal Holdings, Inc.*	10,447	606,239
Visa, Inc., Class A	16,484	4,326,556
Voya Financial, Inc.	1,058	75,277
Western Union Co. (The)	3,154	38,542

		9,475,653

Insurance (2.4%)
Allstate Corp. (The)	2,753	439,544
Arthur J Gallagher & Co.	2,246	582,410
Chubb Ltd.	4,237	1,080,774
Hartford Financial Services Group, Inc. (The)	3,062	307,854
Lincoln National Corp.	1,782	55,420
Loews Corp.	2,001	149,555
Marsh & McLennan Cos., Inc.	5,118	1,078,465
Principal Financial Group, Inc.	2,483	194,791
Progressive Corp. (The)	6,103	1,267,654
Prudential Financial, Inc.	3,732	437,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Share s	Value (Note 1)

Travelers Cos., Inc. (The)	2,396	$487,203
Willis Towers Watson plc	1,078	282,587

		6,363,610

Total Financials		29,928,436

Health Care (9.4%)
Biotechnology (2.8%)
AbbVie, Inc.	18,455	3,165,402
Amgen, Inc.	5,598	1,749,095
Biogen, Inc.*	1,498	347,266
BioMarin Pharmaceutical, Inc.*	1,995	164,248
Gilead Sciences, Inc.	12,996	891,655
Vertex Pharmaceuticals, Inc.*	2,698	1,264,607

		7,582,273

Health Care Equipment & Supplies (1.4%)
Align Technology, Inc.*	737	177,934
Becton Dickinson & Co.	2,996	700,195
Cooper Cos., Inc. (The)	2,080	181,584
Dentsply Sirona, Inc.	2,256	56,197
Dexcom, Inc.*	4,005	454,087
Edwards Lifesciences Corp.*	6,259	578,144
Hologic, Inc.*	2,452	182,061
IDEXX Laboratories, Inc.*	864	420,941
Insulet Corp.*	720	145,296
ResMed, Inc.	1,532	293,255
STERIS plc	1,027	225,468
Zimmer Biomet Holdings, Inc.	2,176	236,161

		3,651,323

Health Care Providers & Services (1.9%)
Cardinal Health, Inc.	2,510	246,783
Cencora, Inc.	1,876	422,663
Centene Corp.*	5,553	368,164
Cigna Group (The)	2,964	979,809
DaVita, Inc.*	544	75,382
Elevance Health, Inc.	2,431	1,317,262
HCA Healthcare, Inc.	2,072	665,692
Henry Schein, Inc.*	1,279	81,984
Humana, Inc.	1,259	470,425
Labcorp Holdings, Inc.	862	175,426
Patterson Cos., Inc.	731	17,632
Pediatrix Medical Group, Inc.*	946	7,142
Quest Diagnostics, Inc.	1,142	156,317
Select Medical Holdings Corp.	1,242	43,545

		5,028,226

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,828	17,878

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	3,063	397,057
Bio-Techne Corp.	1,608	115,213
Danaher Corp.	7,321	1,829,152
Illumina, Inc.*	1,686	175,985
IQVIA Holdings, Inc.*	1,903	402,370
Mettler-Toledo International, Inc.*	223	311,662
Waters Corp.*	615	178,424
West Pharmaceutical Services, Inc.	754	248,360

		3,658,223

Pharmaceuticals (1.9%)
Bristol-Myers Squibb Co.	21,132	877,612
Jazz Pharmaceuticals plc*	639	68,201
Merck & Co., Inc.	26,396	3,267,825
Zoetis, Inc.	4,751	823,633

		5,037,271

Total Health Care		24,975,194

Industrials (8.4%)
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	1,179	103,893
Expeditors International of Washington, Inc.	1,473	183,816
United Parcel Service, Inc., Class B	7,569	1,035,818

		1,323,527

Building Products (1.0%)
A.O. Smith Corp.	1,298	106,150
Allegion plc	935	110,470
Builders FirstSource, Inc.*	1,271	175,919
Carrier Global Corp.	8,408	530,377
Fortune Brands Innovations, Inc.	1,325	86,046
Johnson Controls International plc	7,098	471,804
Lennox International, Inc.	331	177,078
Masco Corp.	2,344	156,275
Owens Corning	894	155,306
Trane Technologies plc	2,365	777,919

		2,747,344

Commercial Services & Supplies (0.3%)
ACCO Brands Corp.	1,073	5,043
Copart, Inc.*	8,970	485,815
Deluxe Corp.	487	10,938
HNI Corp.	507	22,825
Interface, Inc., Class A	734	10,775
Steelcase, Inc., Class A	654	8,476
Tetra Tech, Inc.	573	117,167
Veralto Corp.	2,576	245,931

		906,970

Construction & Engineering (0.2%)
EMCOR Group, Inc.	489	178,524
Granite Construction, Inc.	417	25,841
MDU Resources Group, Inc.	2,118	53,162
Quanta Services, Inc.	1,520	386,217

		643,744

Electrical Equipment (0.7%)
Acuity Brands, Inc.	318	76,778
Eaton Corp. plc	4,178	1,310,012
Rockwell Automation, Inc.	1,199	330,061
Sensata Technologies Holding plc	1,518	56,758

		1,773,609

Ground Transportation (1.1%)
ArcBest Corp.	225	24,093
Avis Budget Group, Inc. (x)	166	17,350
CSX Corp.	20,467	684,621
JB Hunt Transport Services, Inc.	870	139,200
Knight-Swift Transportation Holdings, Inc., Class A	1,636	81,669
Norfolk Southern Corp.	2,354	505,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Ryder System, Inc.	482	$59,710
U-Haul Holding Co.	1,044	62,661
Union Pacific Corp.	6,333	1,432,905

		3,007,589

Industrial Conglomerates (0.2%)
3M Co.	5,781	590,760

Machinery (3.0%)
AGCO Corp.	690	67,537
Caterpillar, Inc.	5,217	1,737,783
CNH Industrial NV	9,107	92,254
Cummins, Inc.	1,429	395,733
Deere & Co.	2,763	1,032,340
Dover Corp.	1,411	254,615
Flowserve Corp.	1,275	61,328
Fortive Corp.	3,665	271,576
Graco, Inc.	1,775	140,722
IDEX Corp.	792	159,350
Illinois Tool Works, Inc.	3,112	737,420
Ingersoll Rand, Inc.	4,224	383,708
Lincoln Electric Holdings, Inc.	609	114,882
Middleby Corp. (The)*	552	67,681
PACCAR, Inc.	5,439	559,891
Parker-Hannifin Corp.	1,345	680,314
Pentair plc	1,694	129,879
Snap-on, Inc.	561	146,640
Stanley Black & Decker, Inc.	1,574	125,747
Tennant Co.	204	20,082
Timken Co. (The)	657	52,645
Westinghouse Air Brake Technologies Corp.	1,849	292,234
Xylem, Inc.	2,499	338,939

		7,863,300

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,721	81,644
Southwest Airlines Co.	1,662	47,550

		129,194

Professional Services (0.6%)
Automatic Data Processing, Inc.	4,292	1,024,458
Broadridge Financial Solutions, Inc.	1,236	243,492
Exponent, Inc.	512	48,702
Heidrick & Struggles International, Inc.	257	8,116
ICF International, Inc.	218	32,364
Kelly Services, Inc., Class A	381	8,157
ManpowerGroup, Inc.	453	31,619
Paycom Software, Inc.	521	74,524
Resources Connection, Inc.	455	5,023
Robert Half, Inc.	1,030	65,899
TransUnion	2,001	148,394

		1,690,748

Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	1,093	51,950
Applied Industrial Technologies, Inc.	406	78,764
Fastenal Co.	6,008	377,543
Ferguson plc	2,129	412,281
United Rentals, Inc.	698	451,418
WW Grainger, Inc.	459	414,128

		1,786,084

Total Industrials		22,462,869

Information Technology (39.3%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	42,302	2,009,768
F5, Inc.*	622	107,127
Motorola Solutions, Inc.	1,727	666,709

		2,783,604

Electronic Equipment, Instruments & Components (0.6%)
Cognex Corp.	1,716	80,240
Corning, Inc.	8,427	327,389
Flex Ltd.*	4,392	129,520
Itron, Inc.*	461	45,621
Keysight Technologies, Inc.*	1,812	247,791
TE Connectivity Ltd.	3,209	482,730
Trimble, Inc.*	2,525	141,198
Zebra Technologies Corp., Class A*	538	166,204

		1,620,693

IT Services (1.7%)
Accenture plc, Class A	6,543	1,985,212
Akamai Technologies, Inc.*	1,597	143,858
ASGN, Inc.*	455	40,118
Cognizant Technology Solutions Corp., Class A	5,150	350,200
International Business Machines Corp.	9,535	1,649,078
Okta, Inc.*	1,674	156,703
Twilio, Inc., Class A*	1,751	99,474

		4,424,643

Semiconductors & Semiconductor Equipment (16.8%)
Advanced Micro Devices, Inc.*	16,874	2,737,132
Analog Devices, Inc.	5,166	1,179,191
Applied Materials, Inc.	8,660	2,043,673
First Solar, Inc.*	1,058	238,537
Intel Corp.	44,287	1,371,568
Lam Research Corp.	1,370	1,458,844
Microchip Technology, Inc.	5,658	517,707
NVIDIA Corp.	260,567	32,190,447
NXP Semiconductors NV	2,675	719,816
ON Semiconductor Corp.*	4,406	302,031
Skyworks Solutions, Inc.	1,653	176,177
Texas Instruments, Inc.	9,469	1,842,005

		44,777,128

Software (18.7%)
Adobe, Inc.*	4,664	2,591,039
ANSYS, Inc.*	907	291,601
Atlassian Corp., Class A*	1,637	289,553
Autodesk, Inc.*	2,245	555,525
Cadence Design Systems, Inc.*	2,848	876,472
Fair Isaac Corp.*	256	381,097
Fortinet, Inc.*	6,737	406,039
Gen Digital, Inc.	5,844	145,983
Guidewire Software, Inc.*	805	111,001
HubSpot, Inc.*	506	298,434
Intuit, Inc.	2,915	1,915,767
Microsoft Corp.	73,573	32,883,452
Oracle Corp.	17,170	2,424,404
PTC, Inc.*	1,251	227,269
RingCentral, Inc., Class A*	726	20,473
Roper Technologies, Inc.	1,111	626,226
Salesforce, Inc.	10,105	2,597,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

ServiceNow, Inc.*	2,142	$1,685,047
Synopsys, Inc.*	1,594	948,526
Teradata Corp.*	1,074	37,117
Workday, Inc., Class A*	2,199	491,608

		49,804,629

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	2,746	378,701
Hewlett Packard Enterprise Co.	13,444	284,609
HP, Inc.	10,222	357,974
Seagate Technology Holdings plc	2,043	210,981
Xerox Holdings Corp.	1,274	14,804

		1,247,069

Total Information Technology		104,657,766

Materials (2.7%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	2,325	599,966
Albemarle Corp.	1,228	117,299
Axalta Coating Systems Ltd.*	2,197	75,072
Ecolab, Inc.	2,669	635,222
HB Fuller Co.	603	46,407
International Flavors & Fragrances, Inc.	2,672	254,401
Linde plc	5,016	2,201,071
LyondellBasell Industries NV, Class A	2,704	258,665
Minerals Technologies, Inc.	284	23,617
Mosaic Co. (The)	3,365	97,249
PPG Industries, Inc.	2,480	312,207
Sherwin-Williams Co. (The)	2,522	752,640

		5,373,816

Construction Materials (0.2%)
CRH plc	7,178	538,206

Containers & Packaging (0.3%)
Avery Dennison Corp.	830	181,479
Ball Corp.	3,235	194,165
International Paper Co.	3,347	144,423
Sealed Air Corp.	1,597	55,560
Sonoco Products Co.	1,051	53,307

		628,934

Metals & Mining (0.2%)
Compass Minerals International, Inc.	398	4,111
Newmont Corp.	11,965	500,974
Radius Recycling, Inc.	317	4,841

		509,926

Total Materials		7,050,882

Real Estate (2.7%)
Health Care REITs (0.4%)
Healthpeak Properties, Inc. (REIT)	7,569	148,352
Ventas, Inc. (REIT)	4,238	217,240
Welltower, Inc. (REIT)	5,943	619,558

		985,150

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	7,422	133,447

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	9,603	1,078,513

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	1,557	95,849
COPT Defense Properties (REIT)	1,237	30,962

		126,811

Real Estate Management & Development (0.1%)
Anywhere Real Estate, Inc.*	1,355	4,485
CBRE Group, Inc., Class A*	3,144	280,162
Jones Lang LaSalle, Inc.*	511	104,898

		389,545

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	1,494	309,094
Equity Residential (REIT)	3,563	247,058
UDR, Inc. (REIT)	3,310	136,207

		692,359

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	742	74,920
Macerich Co. (The) (REIT)	2,450	37,828
Simon Property Group, Inc. (REIT)	3,407	517,182

		629,930

Specialized REITs (1.2%)
American Tower Corp. (REIT)	4,890	950,518
Crown Castle, Inc. (REIT)	4,500	439,650
Digital Realty Trust, Inc. (REIT)	3,187	484,583
Equinix, Inc. (REIT)	979	740,712
Iron Mountain, Inc. (REIT)	3,065	274,685
PotlatchDeltic Corp. (REIT)	852	33,560
SBA Communications Corp. (REIT)	1,118	219,464

		3,143,172

Total Real Estate		7,178,927

Utilities (0.9%)
Electric Utilities (0.2%)
Eversource Energy	3,657	207,389
Exelon Corp.	10,463	362,124

		569,513

Gas Utilities (0.1%)
Atmos Energy Corp.	1,571	183,257
New Jersey Resources Corp.	1,085	46,373
UGI Corp.	2,168	49,647

		279,277

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	38,862

Multi-Utilities (0.4%)
Avista Corp.	768	26,580
CMS Energy Corp.	3,015	179,483
Consolidated Edison, Inc.	3,634	324,952
Sempra	6,593	501,464

		1,032,479

Water Utilities (0.2%)
American Water Works Co., Inc.	2,044	264,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Essential Utilities, Inc.	2,748	$102,583

		366,586

Total Utilities		2,286,717

Total Common Stocks (99.8%) (Cost $98,383,179)		265,596,424

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	70,234	70,234
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	133,286	133,286

Total Investment Companies		203,520

Total Short-Term Investments (0.1%) (Cost $203,520)		203,520

Total Investments in Securities (99.9%) (Cost $98,586,699)		265,799,944
Other Assets Less Liabilities (0.1%)		287,956

Net Assets (100%)		$266,087,900

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $220,681. This was collateralized by $35,222 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 6/30/25 – 11/15/49 and by cash of $203,520 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,156	667,092	—	(23,242)	11,580	(9,255)	646,175	13,200	—
Capital Markets
BlackRock, Inc.	1,562	1,317,554	—	(47,937)	7,854	(47,677)	1,229,794	16,090	—
Financial Services
Equitable Holdings, Inc.	3,527	124,342	—	(7,662)	2,495	24,938	144,113	1,668	—

Total		2,108,988	—	(78,841)	21,929	(31,994)	2,020,082	30,958	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,603,699	$—	$—	$25,603,699
Consumer Discretionary	21,365,403	—	—	21,365,403
Consumer Staples	16,075,583	—	—	16,075,583
Energy	4,010,948	—	—	4,010,948
Financials	29,928,436	—	—	29,928,436
Health Care	24,975,194	—	—	24,975,194
Industrials	22,462,869	—	—	22,462,869
Information Technology	104,657,766	—	—	104,657,766
Materials	7,050,882	—	—	7,050,882
Real Estate	7,178,927	—	—	7,178,927
Utilities	2,286,717	—	—	2,286,717
Short-Term Investments
Investment Companies	203,520	—	—	203,520

Total Assets	$265,799,944	$—	$—	$265,799,944

Total Liabilities	$—	$—	$—	$—

Total	$265,799,944	$—	$—	$265,799,944

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,943,733
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,199,733

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,052,774
Aggregate gross unrealized depreciation	(7,946,050)

Net unrealized appreciation	$167,106,724

Federal income tax cost of investments in securities and derivative instruments, if applicable	$98,693,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $716,873)	$2,020,082
Unaffiliated Issuers (Cost $97,869,826)	263,779,862
Cash	741,585
Dividends, interest and other receivables	146,377
Receivable for Portfolio shares sold	30,391
Securities lending income receivable	564
Other assets	2,899

Total assets	266,721,760

LIABILITIES
Payable for return of collateral on securities loaned	203,520
Payable for Portfolio shares repurchased	187,377
Investment management fees payable	108,402
Distribution fees payable – Class IB	54,201
Administrative fees payable	19,918
Accrued expenses	60,442

Total liabilities	633,860

Commitments and contingent liabilities^
NET ASSETS	$266,087,900

Net assets were comprised of:
Paid in capital	$91,766,272
Total distributable earnings (loss)	174,321,628

Net assets	$266,087,900

Class IB
Net asset value, offering and redemption price per share, $266,087,900 / 11,858,721 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.44

(x)	Includes value of securities on loan of $220,681.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($30,958 of dividend income received from affiliates) (net of $222 foreign withholding tax)	$1,749,199
Interest	10,784
Securities lending (net)	4,203

Total income	1,764,186

EXPENSES
Investment management fees	634,600
Distribution fees – Class IB (a)	311,783
Administrative fees	117,169
Custodian fees	31,527
Professional fees	30,385
Printing and mailing expenses	17,004
Distribution fees – Class IA (a)	5,517
Trustees’ fees	4,153
Miscellaneous	2,198

Total expenses	1,154,336

NET INVESTMENT INCOME (LOSS)	609,850

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($21,929 realized gain (loss) from affiliates)	5,713,427
Net change in unrealized appreciation (depreciation) on investments in securities ($(31,994) of change in unrealized appreciation (depreciation) from affiliates)	27,606,716

NET REALIZED AND UNREALIZED GAIN (LOSS)	33,320,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,929,993

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$609,850	$1,451,544
Net realized gain (loss)	5,713,427	5,260,231
Net change in unrealized appreciation (depreciation)	27,606,716	47,505,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,929,993	54,216,962

Distributions to shareholders:
Class IA	—	(125,563)
Class IB	—	(6,550,233)

Total distributions to shareholders	—	(6,675,796)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,259 and 24,008 shares, respectively ]	48,011	438,125
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,398 shares, respectively ]	—	125,563
Capital shares repurchased in connection with share class combination (Note 1) [ (212,954) and 0 shares, respectively ]	(4,913,631)	—
Capital shares repurchased [ (23,562) and (27,570) shares, respectively ]	(489,858)	(509,235)

Total Class IA transactions	(5,355,478)	54,453

Class IB
Capital shares sold [ 387,962 and 876,123 shares, respectively ]	8,174,245	15,806,465
Capital shares issued in connection with share class combination (Note 1) [ 217,755 and 0 shares, respectively ]	4,913,631	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 341,400 shares, respectively ]	—	6,550,233
Capital shares repurchased [ (890,621) and (1,717,708) shares, respectively ]	(18,705,403)	(30,887,460)

Total Class IB transactions	(5,617,527)	(8,530,762)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,973,005)	(8,476,309)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,956,988	39,064,857
NET ASSETS:
Beginning of period	243,130,912	204,066,055

End of period	$266,087,900	$243,130,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.63		$15.84	$20.60	$16.07	$13.95	$10.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.12	0.11	0.10	0.12	0.12
Net realized and unrealized gain (loss)	2.76		4.22	(4.66)	4.76	2.64	3.19

Total from investment operations	2.81		4.34	(4.55)	4.86	2.76	3.31

Less distributions:
Dividends from net investment income	—		(0.14)	(0.11)	(0.09)	(0.11)	(0.12)
Distributions from net realized gains	—		(0.41)	(0.10)	(0.24)	(0.53)	(0.22)

Total dividends and distributions	—		(0.55)	(0.21)	(0.33)	(0.64)	(0.34)

Net asset value, end of period	$22.44		$19.63	$15.84	$20.60	$16.07	$13.95

Total return (b)	14.31%		27.50%	(22.12)%	30.29%	20.01%	30.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$266,088		$238,428	$200,319	$274,262	$196,643	$175,337
Ratio of expenses to average net assets (a)(f)	0.91%		0.92%	0.91%	0.90%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	0.48%		0.65%	0.67%	0.51%	0.81%	0.91%
Portfolio turnover rate^	1	%(z)	3%	5%	10%	7%	12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	407,147	$7,780,579
Verizon Communications, Inc.	239,016	9,857,020

		17,637,599

Entertainment (1.1%)
Electronic Arts, Inc.	13,887	1,934,876
Live Nation Entertainment, Inc.*	8,301	778,136
Netflix, Inc.*	24,468	16,512,964
Take-Two Interactive Software, Inc.*	8,872	1,379,507
Walt Disney Co. (The)	103,519	10,278,402
Warner Bros Discovery, Inc.*	125,176	931,309

		31,815,194

Interactive Media & Services (6.0%)
Alphabet, Inc., Class A	333,547	60,755,586
Alphabet, Inc., Class C	277,489	50,897,032
Match Group, Inc.*	14,444	438,809
Meta Platforms, Inc., Class A	124,438	62,744,128

		174,835,555

Media (0.5%)
Charter Communications, Inc., Class A*	5,615	1,678,660
Comcast Corp., Class A	222,261	8,703,741
Fox Corp., Class A	13,836	475,543
Fox Corp., Class B	6,984	223,628
Interpublic Group of Cos., Inc. (The)	20,573	598,469
News Corp., Class A	21,658	597,111
News Corp., Class B	5,860	166,365
Omnicom Group, Inc.	10,884	976,295
Paramount Global, Class B(x)	27,674	287,533

		13,707,345

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	29,279	5,158,374

Total Communication Services		243,154,067

Consumer Discretionary (9.0%)
Automobile Components (0.1%)
Aptiv plc*	15,201	1,070,455
BorgWarner, Inc.	12,938	417,121

		1,487,576

Automobiles (1.3%)
Ford Motor Co.	224,711	2,817,876
General Motors Co.	64,430	2,993,418
Tesla, Inc.*	157,552	31,176,389

		36,987,683

Broadline Retail (3.6%)
Amazon.com, Inc.*	520,014	100,492,705
eBay, Inc.	29,162	1,566,583
Etsy, Inc.*	6,410	378,062

		102,437,350

Distributors (0.1%)
Genuine Parts Co.	8,114	1,122,328
LKQ Corp.	14,437	600,435
Pool Corp.	2,205	677,663

		2,400,426

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	25,090	3,804,397
Booking Holdings, Inc.	1,926	7,629,849
Caesars Entertainment, Inc.*	12,562	499,214
Carnival Corp.*	58,193	1,089,373
Chipotle Mexican Grill, Inc.*	78,050	4,889,832
Darden Restaurants, Inc.	6,614	1,000,830
Domino’s Pizza, Inc.	1,975	1,019,752
Expedia Group, Inc.*	7,065	890,119
Hilton Worldwide Holdings, Inc.	14,113	3,079,457
Las Vegas Sands Corp.	20,862	923,143
Marriott International, Inc., Class A	13,623	3,293,633
McDonald’s Corp.	40,923	10,428,817
MGM Resorts International*	13,618	605,184
Norwegian Cruise Line Holdings Ltd.*	25,976	488,089
Royal Caribbean Cruises Ltd.*	13,351	2,128,550
Starbucks Corp.	64,279	5,004,120
Wynn Resorts Ltd.	5,099	456,361
Yum! Brands, Inc.	16,041	2,124,791

		49,355,511

Household Durables (0.3%)
DR Horton, Inc.	16,963	2,390,595
Garmin Ltd.	8,692	1,416,101
Lennar Corp., Class A	13,890	2,081,694
Mohawk Industries, Inc.*	3,095	351,561
NVR, Inc.*	177	1,343,175
PulteGroup, Inc.	11,938	1,314,374

		8,897,500

Leisure Products (0.0%)†
Hasbro, Inc.	7,111	415,994

Specialty Retail (1.6%)
AutoZone, Inc.*	987	2,925,567
Bath & Body Works, Inc.	13,205	515,655
Best Buy Co., Inc.	11,150	939,833
CarMax, Inc.*	8,569	628,450
Home Depot, Inc. (The)	56,274	19,371,762
Lowe’s Cos., Inc.	32,491	7,162,966
O’Reilly Automotive, Inc.*	3,328	3,514,568
Ross Stores, Inc.	18,829	2,736,230
TJX Cos., Inc. (The)	64,307	7,080,201
Tractor Supply Co.	6,124	1,653,480
Ulta Beauty, Inc.*	2,769	1,068,474

		47,597,186

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	1,466	1,419,015
Lululemon Athletica, Inc.*	6,406	1,913,472
NIKE, Inc., Class B	68,791	5,184,778
Ralph Lauren Corp.	2,212	387,233
Tapestry, Inc.	12,912	552,504

		9,457,002

Total Consumer Discretionary		259,036,228

Consumer Staples (5.2%)
Beverages (1.2%)
Brown-Forman Corp., Class B	9,953	429,870
Coca-Cola Co. (The)	220,159	14,013,120
Constellation Brands, Inc., Class A	9,252	2,380,355
Keurig Dr Pepper, Inc.	59,505	1,987,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Molson Coors Beverage Co., Class B	9,818	$499,049
Monster Beverage Corp.*	40,276	2,011,786
PepsiCo, Inc.	78,065	12,875,261

		34,196,908

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	25,184	21,406,148
Dollar General Corp.	12,321	1,629,206
Dollar Tree, Inc.*	11,796	1,259,459
Kroger Co. (The)	37,610	1,877,867
Sysco Corp.	28,002	1,999,063
Target Corp.	26,154	3,871,838
Walgreens Boots Alliance, Inc.	41,430	501,096
Walmart, Inc.	242,561	16,423,805

		48,968,482

Food Products (0.6%)
Archer-Daniels-Midland Co.	28,075	1,697,134
Bunge Global SA	8,293	885,444
Campbell Soup Co.	11,508	520,047
Conagra Brands, Inc.	26,410	750,572
General Mills, Inc.	31,621	2,000,344
Hershey Co. (The)	8,455	1,554,283
Hormel Foods Corp.	17,427	531,349
J M Smucker Co. (The)	5,905	643,881
Kellanova	14,877	858,105
Kraft Heinz Co. (The)	44,220	1,424,768
Lamb Weston Holdings, Inc.	7,893	663,643
McCormick & Co., Inc. (Non-Voting)	14,201	1,007,419
Mondelez International, Inc., Class A	76,167	4,984,369
Tyson Foods, Inc., Class A	16,197	925,497

		18,446,855

Household Products (1.1%)
Church & Dwight Co., Inc.	13,907	1,441,878
Clorox Co. (The)	7,251	989,544
Colgate-Palmolive Co.	46,587	4,520,802
Kimberly-Clark Corp.	18,957	2,619,857
Procter & Gamble Co. (The)	134,017	22,102,084

		31,674,165

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	13,045	1,387,988
Kenvue, Inc.	109,610	1,992,710

		3,380,698

Tobacco (0.5%)
Altria Group, Inc.	97,533	4,442,628
Philip Morris International, Inc.	88,273	8,944,703

		13,387,331

Total Consumer Staples		150,054,439

Energy (3.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	57,083	2,007,609
Halliburton Co.	50,471	1,704,910
Schlumberger NV	81,903	3,864,184

		7,576,703

Oil, Gas & Consumable Fuels (3.0%)
APA Corp.	19,225	565,984
Chevron Corp.#	97,324	15,223,420
ConocoPhillips	66,410	7,595,976
Coterra Energy, Inc.	42,362	1,129,795
Devon Energy Corp.	36,358	1,723,369
Diamondback Energy, Inc.	10,207	2,043,339
EOG Resources, Inc.	32,634	4,107,642
EQT Corp.	25,508	943,286
Exxon Mobil Corp.	254,727	29,324,172
Hess Corp.	15,845	2,337,454
Kinder Morgan, Inc.	108,877	2,163,386
Marathon Oil Corp.	31,179	893,902
Marathon Petroleum Corp.	20,006	3,470,641
Occidental Petroleum Corp.	37,950	2,391,988
ONEOK, Inc.	32,778	2,673,046
Phillips 66	24,074	3,398,527
Targa Resources Corp.	12,485	1,607,818
Valero Energy Corp.	18,568	2,910,720
Williams Cos., Inc. (The)	68,995	2,932,287

		87,436,752

Total Energy		95,013,455

Financials (11.2%)
Banks (2.9%)
Bank of America Corp.	386,339	15,364,702
Citigroup, Inc.	108,312	6,873,480
Citizens Financial Group, Inc.	25,044	902,335
Fifth Third Bancorp	38,133	1,391,473
Huntington Bancshares, Inc.	82,353	1,085,413
JPMorgan Chase & Co.	163,064	32,981,325
KeyCorp	54,534	774,928
M&T Bank Corp.	9,408	1,423,995
PNC Financial Services Group, Inc. (The)‡	22,494	3,497,367
Regions Financial Corp.	53,190	1,065,928
Truist Financial Corp.	76,764	2,982,281
US Bancorp	89,290	3,544,813
Wells Fargo & Co.	197,965	11,757,141

		83,645,181

Capital Markets (2.5%)
Ameriprise Financial, Inc.	5,640	2,409,352
Bank of New York Mellon Corp. (The)	42,464	2,543,169
BlackRock, Inc.‡	7,932	6,245,022
Blackstone, Inc.	40,580	5,023,804
Cboe Global Markets, Inc.	5,908	1,004,715
Charles Schwab Corp. (The)	84,742	6,244,638
CME Group, Inc.	20,365	4,003,759
FactSet Research Systems, Inc.	2,179	889,620
Franklin Resources, Inc.	17,551	392,265
Goldman Sachs Group, Inc. (The)	18,310	8,281,979
Intercontinental Exchange, Inc.	32,453	4,442,491
Invesco Ltd.	27,545	412,073
KKR & Co., Inc.	37,792	3,977,230
MarketAxess Holdings, Inc.	2,124	425,926
Moody’s Corp.	8,879	3,737,437
Morgan Stanley	71,058	6,906,127
MSCI, Inc.	4,470	2,153,423
Nasdaq, Inc.	21,946	1,322,466
Northern Trust Corp.	11,714	983,742
Raymond James Financial, Inc.	10,658	1,317,435
S&P Global, Inc.	18,177	8,106,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

State Street Corp.	17,480	$1,293,520
T. Rowe Price Group, Inc.	12,793	1,475,161

		73,592,296

Consumer Finance (0.5%)
American Express Co.	32,267	7,471,424
Capital One Financial Corp.	21,771	3,014,195
Discover Financial Services	14,087	1,842,721
Synchrony Financial	22,260	1,050,449

		13,378,789

Financial Services (3.5%)
Berkshire Hathaway, Inc., Class B*	102,798	41,818,226
Corpay, Inc.*	3,938	1,049,123
Fidelity National Information Services, Inc.	31,586	2,380,321
Fiserv, Inc.*	33,224	4,951,705
Global Payments, Inc.	14,349	1,387,548
Jack Henry & Associates, Inc.	4,014	666,404
Mastercard, Inc., Class A	46,619	20,566,438
PayPal Holdings, Inc.*	59,398	3,446,866
Visa, Inc., Class A	89,385	23,460,881

		99,727,512

Insurance (1.8%)
Aflac, Inc.	29,362	2,622,320
Allstate Corp. (The)	14,985	2,392,505
American International Group, Inc.	37,686	2,797,809
Aon plc, Class A	12,347	3,624,832
Arch Capital Group Ltd.*	21,080	2,126,761
Arthur J Gallagher & Co.	12,493	3,239,560
Assurant, Inc.	3,093	514,211
Brown & Brown, Inc.	13,773	1,231,444
Chubb Ltd.	23,057	5,881,380
Cincinnati Financial Corp.	8,725	1,030,422
Everest Group Ltd.	2,426	924,354
Globe Life, Inc.	4,431	364,583
Hartford Financial Services Group, Inc. (The)	17,000	1,709,180
Loews Corp.	10,130	757,116
Marsh & McLennan Cos., Inc.	27,978	5,895,524
MetLife, Inc.	33,920	2,380,845
Principal Financial Group, Inc.	11,902	933,712
Progressive Corp. (The)	33,258	6,908,019
Prudential Financial, Inc.	20,562	2,409,661
Travelers Cos., Inc. (The)	13,135	2,670,871
W R Berkley Corp.	11,488	902,727
Willis Towers Watson plc	5,828	1,527,752

		52,845,588

Total Financials		323,189,366

Health Care (10.6%)
Biotechnology (1.7%)
AbbVie, Inc.	100,272	17,198,653
Amgen, Inc.	30,461	9,517,539
Biogen, Inc.*	8,139	1,886,783
Gilead Sciences, Inc.	70,628	4,845,787
Incyte Corp.*	10,921	662,031
Moderna, Inc.*	19,101	2,268,244
Regeneron Pharmaceuticals, Inc.*	6,016	6,322,997
Vertex Pharmaceuticals, Inc.*	14,653	6,868,154

		49,570,188

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	98,783	10,264,542
Align Technology, Inc.*	4,010	968,134
Baxter International, Inc.	28,321	947,337
Becton Dickinson & Co.	16,369	3,825,599
Boston Scientific Corp.*	83,455	6,426,870
Cooper Cos., Inc. (The)	11,258	982,823
Dexcom, Inc.*	22,604	2,562,842
Edwards Lifesciences Corp.*	33,927	3,133,837
GE HealthCare Technologies, Inc.	24,380	1,899,690
Hologic, Inc.*	13,098	972,526
IDEXX Laboratories, Inc.*	4,655	2,267,916
Insulet Corp.*	3,883	783,589
Intuitive Surgical, Inc.*	20,139	8,958,834
Medtronic plc	75,399	5,934,655
ResMed, Inc.	8,235	1,576,344
Solventum Corp.*	8,168	431,924
STERIS plc	5,765	1,265,648
Stryker Corp.	19,252	6,550,493
Teleflex, Inc.	2,742	576,725
Zimmer Biomet Holdings, Inc.	11,860	1,287,166

		61,617,494

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	14,090	1,385,329
Cencora, Inc.	9,437	2,126,156
Centene Corp.*	30,218	2,003,453
Cigna Group (The)	16,131	5,332,425
CVS Health Corp.	71,218	4,206,135
DaVita, Inc.*	3,133	434,140
Elevance Health, Inc.	13,198	7,151,468
HCA Healthcare, Inc.	11,005	3,535,686
Henry Schein, Inc.*	7,044	451,520
Humana, Inc.	6,818	2,547,546
Labcorp Holdings, Inc.	4,713	959,143
McKesson Corp.	7,381	4,310,799
Molina Healthcare, Inc.*	3,236	962,063
Quest Diagnostics, Inc.	6,304	862,892
UnitedHealth Group, Inc.	52,263	26,615,455
Universal Health Services, Inc., Class B	3,504	647,995

		63,532,205

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	16,772	2,174,154
Bio-Rad Laboratories, Inc., Class A*	1,223	334,014
Bio-Techne Corp.	8,982	643,560
Charles River Laboratories International, Inc.*	2,992	618,087
Danaher Corp.	37,433	9,352,635
IQVIA Holdings, Inc.*	10,426	2,204,473
Mettler-Toledo International, Inc.*	1,225	1,712,048
Revvity, Inc.	6,925	726,156
Thermo Fisher Scientific, Inc.	21,675	11,986,275
Waters Corp.*	3,287	953,624
West Pharmaceutical Services, Inc.	4,114	1,355,111

		32,060,137

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	115,106	4,780,352
Catalent, Inc.*	10,315	580,012
Eli Lilly and Co.	45,333	41,043,591
Johnson & Johnson	136,660	19,974,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Merck & Co., Inc.	143,821	$17,805,040
Pfizer, Inc.	321,769	9,003,097
Viatris, Inc.	66,811	710,201
Zoetis, Inc.	25,910	4,491,758

		98,388,277

Total Health Care		305,168,301

Industrials (7.4%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc.*	4,111	1,209,621
Boeing Co. (The)*	32,707	5,953,001
General Dynamics Corp.	13,016	3,776,462
General Electric Co.	62,155	9,880,780
Howmet Aerospace, Inc.	21,987	1,706,851
Huntington Ingalls Industries, Inc.	2,277	560,893
L3Harris Technologies, Inc.	10,875	2,442,308
Lockheed Martin Corp.	12,126	5,664,055
Northrop Grumman Corp.	7,896	3,442,261
RTX Corp.	75,494	7,578,843
Textron, Inc.	10,540	904,964
TransDigm Group, Inc.	3,203	4,092,185

		47,212,224

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	6,897	607,764
Expeditors International of Washington, Inc.	8,097	1,010,425
FedEx Corp.	12,826	3,845,748
United Parcel Service, Inc., Class B	41,256	5,645,883

		11,109,820

Building Products (0.4%)
A.O. Smith Corp.	7,014	573,605
Allegion plc	4,825	570,074
Builders FirstSource, Inc.*	7,062	977,451
Carrier Global Corp.	47,540	2,998,823
Johnson Controls International plc	38,053	2,529,383
Masco Corp.	12,412	827,508
Trane Technologies plc	12,853	4,227,737

		12,704,581

Commercial Services & Supplies (0.5%)
Cintas Corp.	4,854	3,399,062
Copart, Inc.*	50,014	2,708,758
Republic Services, Inc.	11,737	2,280,969
Rollins, Inc.	16,341	797,277
Veralto Corp.	12,615	1,204,354
Waste Management, Inc.	20,725	4,421,472

		14,811,892

Construction & Engineering (0.1%)
Quanta Services, Inc.	8,273	2,102,086

Electrical Equipment (0.7%)
AMETEK, Inc.	13,274	2,212,909
Eaton Corp. plc	22,702	7,118,212
Emerson Electric Co.	32,339	3,562,464
GE Vernova, Inc.*	15,466	2,652,574
Generac Holdings, Inc.*	3,435	454,176
Hubbell, Inc., Class B	3,088	1,128,602
Rockwell Automation, Inc.	6,533	1,798,404

		18,927,341

Ground Transportation (0.9%)
CSX Corp.	111,005	3,713,117
JB Hunt Transport Services, Inc.	4,708	753,280
Norfolk Southern Corp.	12,930	2,775,942
Old Dominion Freight Line, Inc.	10,046	1,774,123
Uber Technologies, Inc.*	118,803	8,634,602
Union Pacific Corp.	34,645	7,838,778

		25,489,842

Industrial Conglomerates (0.4%)
3M Co.	31,422	3,211,014
Honeywell International, Inc.	36,977	7,896,069

		11,107,083

Machinery (1.5%)
Caterpillar, Inc.	27,770	9,250,187
Cummins, Inc.	7,784	2,155,623
Deere & Co.	14,700	5,492,361
Dover Corp.	7,940	1,432,773
Fortive Corp.	19,592	1,451,767
IDEX Corp.	4,432	891,718
Illinois Tool Works, Inc.	15,347	3,636,625
Ingersoll Rand, Inc.	23,065	2,095,225
Nordson Corp.	3,130	725,972
Otis Worldwide Corp.	23,095	2,223,125
PACCAR, Inc.	29,904	3,078,318
Parker-Hannifin Corp.	7,271	3,677,745
Pentair plc	9,324	714,871
Snap-on, Inc.	3,003	784,954
Stanley Black & Decker, Inc.	9,062	723,963
Westinghouse Air Brake Technologies Corp.	9,938	1,570,701
Xylem, Inc.	13,850	1,878,475

		41,784,403

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	39,696	449,756
Delta Air Lines, Inc.	36,566	1,734,691
Southwest Airlines Co.	33,522	959,064
United Airlines Holdings, Inc.*	18,619	906,001

		4,049,512

Professional Services (0.6%)
Automatic Data Processing, Inc.	23,241	5,547,394
Broadridge Financial Solutions, Inc.	6,714	1,322,658
Dayforce, Inc.*	8,445	418,872
Equifax, Inc.	7,140	1,731,164
Jacobs Solutions, Inc.	6,947	970,565
Leidos Holdings, Inc.	7,594	1,107,813
Paychex, Inc.	18,271	2,166,210
Paycom Software, Inc.	2,932	419,393
Verisk Analytics, Inc.	7,990	2,153,705

		15,837,774

Trading Companies & Distributors (0.2%)
Fastenal Co.	32,912	2,068,190
United Rentals, Inc.	3,745	2,422,004
WW Grainger, Inc.	2,478	2,235,751

		6,725,945

Total Industrials		211,862,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (29.3%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	14,342	$5,026,584
Cisco Systems, Inc.	229,927	10,923,832
F5, Inc.*	3,459	595,744
Juniper Networks, Inc.	18,416	671,447
Motorola Solutions, Inc.	9,547	3,685,619

		20,903,226

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	68,038	4,583,720
CDW Corp.	7,752	1,735,208
Corning, Inc.	44,539	1,730,340
Jabil, Inc.	6,631	721,386
Keysight Technologies, Inc.*	9,965	1,362,714
TE Connectivity Ltd.	17,289	2,600,784
Teledyne Technologies, Inc.*	2,707	1,050,262
Trimble, Inc.*	13,392	748,881
Zebra Technologies Corp., Class A*	2,875	888,174

		15,421,469

IT Services (1.0%)
Accenture plc, Class A	35,702	10,832,344
Akamai Technologies, Inc.*	8,907	802,343
Cognizant Technology Solutions Corp., Class A	28,442	1,934,056
EPAM Systems, Inc.*	3,129	588,596
Gartner, Inc.*	4,389	1,970,924
GoDaddy, Inc., Class A*	8,003	1,118,099
International Business Machines Corp.	52,161	9,021,245
VeriSign, Inc.*	5,020	892,556

		27,160,163

Semiconductors & Semiconductor Equipment (10.9%)
Advanced Micro Devices, Inc.*	91,780	14,887,634
Analog Devices, Inc.	28,159	6,427,573
Applied Materials, Inc.	47,181	11,134,244
Broadcom, Inc.	24,736	39,714,390
Enphase Energy, Inc.*	7,592	756,998
First Solar, Inc.*	6,010	1,355,015
Intel Corp.	241,375	7,475,384
KLA Corp.	7,645	6,303,379
Lam Research Corp.	7,423	7,904,382
Microchip Technology, Inc.	30,961	2,832,931
Micron Technology, Inc.	62,881	8,270,738
Monolithic Power Systems, Inc.	2,740	2,251,403
NVIDIA Corp.	1,396,782	172,558,448
NXP Semiconductors NV	14,508	3,903,958
ON Semiconductor Corp.*	24,447	1,675,842
Qorvo, Inc.*	5,673	658,295
QUALCOMM, Inc.	63,484	12,644,743
Skyworks Solutions, Inc.	8,929	951,653
Teradyne, Inc.	8,960	1,328,678
Texas Instruments, Inc.	51,701	10,057,396

		313,093,084

Software (9.9%)
Adobe, Inc.*	25,439	14,132,382
ANSYS, Inc.*	4,963	1,595,605
Autodesk, Inc.*	12,147	3,005,775
Cadence Design Systems, Inc.*	15,432	4,749,198
Crowdstrike Holdings, Inc., Class A*	13,098	5,019,023
Fair Isaac Corp.*	1,414	2,104,965
Fortinet, Inc.*	35,834	2,159,715
Gen Digital, Inc.	30,711	767,161
Intuit, Inc.	15,898	10,448,325
Microsoft Corp.	422,033	188,627,649
Oracle Corp.	90,521	12,781,565
Palo Alto Networks, Inc.*	18,245	6,185,237
PTC, Inc.*	6,854	1,245,166
Roper Technologies, Inc.	6,115	3,446,781
Salesforce, Inc.	55,151	14,179,322
ServiceNow, Inc.*	11,640	9,156,839
Synopsys, Inc.*	8,659	5,152,625
Tyler Technologies, Inc.*	2,391	1,202,147

		285,959,480

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.#	818,480	172,388,258
Hewlett Packard Enterprise Co.	73,144	1,548,458
HP, Inc.	49,266	1,725,295
NetApp, Inc.	11,537	1,485,965
Seagate Technology Holdings plc	11,256	1,162,407
Super Micro Computer, Inc.*	2,839	2,326,135
Western Digital Corp.*	18,945	1,435,463

		182,071,981

Total Information Technology		844,609,403

Materials (1.9%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	12,554	3,239,560
Albemarle Corp. (x)	6,609	631,292
Celanese Corp.	5,841	787,892
CF Industries Holdings, Inc.	10,191	755,357
Corteva, Inc.	40,156	2,166,015
Dow, Inc.	40,138	2,129,321
DuPont de Nemours, Inc.	23,741	1,910,913
Eastman Chemical Co.	6,622	648,757
Ecolab, Inc.	14,337	3,412,206
FMC Corp.	6,812	392,031
International Flavors & Fragrances, Inc.	14,287	1,360,265
Linde plc	27,297	11,978,196
LyondellBasell Industries NV, Class A	14,806	1,416,342
Mosaic Co. (The)	17,434	503,843
PPG Industries, Inc.	13,217	1,663,888
Sherwin-Williams Co. (The)	13,246	3,953,004

		36,948,882

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,508	1,900,634
Vulcan Materials Co.	7,456	1,854,158

		3,754,792

Containers & Packaging (0.2%)
Amcor plc	83,336	815,026
Avery Dennison Corp.	4,496	983,050
Ball Corp.	17,478	1,049,030
International Paper Co.	19,178	827,531
Packaging Corp. of America	5,125	935,620
Westrock Co.	14,911	749,427

		5,359,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	81,301	$3,951,229
Newmont Corp.	65,927	2,760,363
Nucor Corp.	13,615	2,152,259
Steel Dynamics, Inc.	8,510	1,102,045

		9,965,896

Total Materials		56,029,254

Real Estate (2.0%)
Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	9,019	1,054,952
Healthpeak Properties, Inc. (REIT)	39,605	776,258
Ventas, Inc. (REIT)	23,402	1,199,587
Welltower, Inc. (REIT)	33,952	3,539,496

		6,570,293

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	41,674	749,298

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	52,563	5,903,351

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	8,397	516,919

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	17,435	1,553,633
CoStar Group, Inc.*	23,193	1,719,529

		3,273,162

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	8,033	1,661,947
Camden Property Trust (REIT)	6,186	674,955
Equity Residential (REIT)	19,936	1,382,362
Essex Property Trust, Inc. (REIT)	3,675	1,000,335
Invitation Homes, Inc. (REIT)	32,463	1,165,097
Mid-America Apartment Communities, Inc. (REIT)	6,584	938,944
UDR, Inc. (REIT)	17,904	736,750

		7,560,390

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	4,249	429,021
Kimco Realty Corp. (REIT)	37,738	734,381
Realty Income Corp. (REIT)	49,446	2,611,738
Regency Centers Corp. (REIT)	9,743	606,015
Simon Property Group, Inc. (REIT)	18,355	2,786,289

		7,167,444

Specialized REITs (0.9%)
American Tower Corp. (REIT)	26,481	5,147,377
Crown Castle, Inc. (REIT)	24,952	2,437,810
Digital Realty Trust, Inc. (REIT)	18,594	2,827,218
Equinix, Inc. (REIT)	5,413	4,095,476
Extra Space Storage, Inc. (REIT)	11,856	1,842,541
Iron Mountain, Inc. (REIT)	16,988	1,522,465
Public Storage (REIT)	8,896	2,558,934
SBA Communications Corp. (REIT)	5,986	1,175,052
VICI Properties, Inc. (REIT), Class A	60,167	1,723,183
Weyerhaeuser Co. (REIT)	41,991	1,192,124

		24,522,180

Total Real Estate		56,263,037

Utilities (2.0%)
Electric Utilities (1.3%)
Alliant Energy Corp.	14,864	756,578
American Electric Power Co., Inc.	30,058	2,637,289
Constellation Energy Corp.	17,901	3,585,033
Duke Energy Corp.	43,698	4,379,850
Edison International	21,955	1,576,588
Entergy Corp.	12,267	1,312,569
Evergy, Inc.	12,527	663,555
Eversource Energy	19,870	1,126,828
Exelon Corp.	57,011	1,973,151
FirstEnergy Corp.	29,665	1,135,280
NextEra Energy, Inc.	116,664	8,260,978
NRG Energy, Inc.	11,836	921,551
PG&E Corp.	120,316	2,100,717
Pinnacle West Capital Corp.	6,344	484,555
PPL Corp.	42,363	1,171,337
Southern Co. (The)	61,912	4,802,514
Xcel Energy, Inc.	31,709	1,693,578

		38,581,951

Gas Utilities (0.0%)†
Atmos Energy Corp.	8,546	996,891

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	38,706	680,065
Vistra Corp.	18,429	1,584,525

		2,264,590

Multi-Utilities (0.5%)
Ameren Corp.	15,147	1,077,103
CenterPoint Energy, Inc.	37,344	1,156,917
CMS Energy Corp.	17,306	1,030,226
Consolidated Edison, Inc.	19,552	1,748,340
Dominion Energy, Inc.	48,120	2,357,880
DTE Energy Co.	11,711	1,300,038
NiSource, Inc.	23,976	690,749
Public Service Enterprise Group, Inc.	28,114	2,072,002
Sempra	36,318	2,762,347
WEC Energy Group, Inc.	17,662	1,385,760

		15,581,362

Water Utilities (0.1%)
American Water Works Co., Inc.	10,899	1,407,715

Total Utilities		58,832,509

Total Common Stocks (90.3%) (Cost $648,223,395)		2,603,212,562

SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	89,176,246	89,194,082

Total Short-Term Investments (3.1%) (Cost $89,214,455)		89,194,082

Total Investments in Securities (93.4%) (Cost $737,437,850)		2,692,406,644
Other Assets Less Liabilities (6.6%)		190,237,555

Net Assets (100%)		$2,882,644,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,621,280.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)

All or a portion of security is on loan at June 30, 2024. The Portfolio had loaned securities with a total value of $264,148. This was collateralized by $271,632 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	16,686	2,842,117	—	(257,922)	181,066	(170,922)	2,594,339	56,129	—
Capital Markets
BlackRock, Inc.	5,893	5,202,826	—	(408,728)	304,273	(458,694)	4,639,677	63,291	—

Total		8,044,943	—	(666,650)	485,339	(629,616)	7,234,016	119,420	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,014	9/2024	USD	279,940,050	848,394

					848,394

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$243,154,067	$—	$—	$243,154,067
Consumer Discretionary	259,036,228	—	—	259,036,228
Consumer Staples	150,054,439	—	—	150,054,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$95,013,455	$—	$—	$95,013,455
Financials	323,189,366	—	—	323,189,366
Health Care	305,168,301	—	—	305,168,301
Industrials	211,862,503	—	—	211,862,503
Information Technology	844,609,403	—	—	844,609,403
Materials	56,029,254	—	—	56,029,254
Real Estate	56,263,037	—	—	56,263,037
Utilities	58,832,509	—	—	58,832,509
Futures	848,394	—	—	848,394
Short-Term Investments
Investment Companies	89,194,082	—	—	89,194,082

Total Assets	$2,693,255,038	$—	$—	$2,693,255,038

Total Liabilities	$—	$—	$—	$—

Total	$2,693,255,038	$—	$—	$2,693,255,038

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$848,394	*

Total		$848,394

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$39,010,511	$39,010,511

Total	$39,010,511	$39,010,511

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(8,895,455)	$(8,895,455)

Total	$(8,895,455)	$(8,895,455)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$279,643,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,914,201
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$372,621,885

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 45%)*	Net Proceeds of Sales and Redemptions (affiliated 9%)*	Net Realized Gain (Loss)
$ 8,453,862	$33,246,625	$21,064,183

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,989,616,896
Aggregate gross unrealized depreciation	(45,234,481)

Net unrealized appreciation	$1,944,382,415

Federal income tax cost of investments in securities and derivative instruments, if applicable	$748,872,623

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $1,849,182)	$7,234,016
Unaffiliated Issuers (Cost $735,588,668)	2,685,172,628
Cash	178,774,046
Cash held as collateral at broker for futures	13,621,400
Dividends, interest and other receivables	1,723,614
Securities lending income receivable	1,528
Other assets	32,881

Total assets	2,886,560,113

LIABILITIES
Due to broker for futures variation margin	1,211,620
Payable for Portfolio shares repurchased	1,200,762
Investment management fees payable	1,048,588
Administrative fees payable	299,460
Accrued expenses	155,484

Total liabilities	3,915,914

Commitments and contingent liabilities^
NET ASSETS	$2,882,644,199

Net assets were comprised of:
Paid in capital	$744,609,957
Total distributable earnings (loss)	2,138,034,242

Net assets	$2,882,644,199

Class K
Net asset value, offering and redemption price per share, $2,882,644,199 / 174,848,409 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.49

(x)	Includes value of securities on loan of $264,148.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($119,420 of dividend income received from affiliates) (net of $4,664 foreign withholding tax)	$21,062,616
Interest	4,946,934
Securities lending (net)	9,166

Total income	26,018,716

EXPENSES
Investment management fees	6,412,856
Administrative fees	1,836,592
Printing and mailing expenses	132,377
Professional fees	77,781
Custodian fees	64,007
Trustees’ fees	48,368
Miscellaneous	31,909

Total expenses	8,603,890

NET INVESTMENT INCOME (LOSS)	17,414,826

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($485,339 realized gain (loss) from affiliates)	271,043,081
Futures contracts	39,010,511

Net realized gain (loss)	310,053,592

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(629,616) of change in unrealized appreciation (depreciation) from affiliates)	87,069,540
Futures contracts	(8,895,455)

Net change in unrealized appreciation (depreciation)	78,174,085

NET REALIZED AND UNREALIZED GAIN (LOSS)	388,227,677

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$405,642,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,414,826	$33,954,491
Net realized gain (loss)	310,053,592	211,359,116
Net change in unrealized appreciation (depreciation)	78,174,085	369,513,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	405,642,503	614,827,187

Distributions to shareholders:
Class K	—	(260,831,333)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 48,089 and 3,464,742 shares, respectively ]	740,894	48,655,638
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,544,938 shares, respectively ]	—	260,831,333
Capital shares repurchased [ (25,905,097) and (22,967,762) shares, respectively ]	(403,755,034)	(321,155,772)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(403,014,140)	(11,668,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,628,363	342,327,053
NET ASSETS:
Beginning of period	2,880,015,836	2,537,688,783

End of period	$2,882,644,199	$2,880,015,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.35		$12.58	$16.88	$14.94	$15.33	$12.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.18	0.14	0.12	0.18	0.24
Net realized and unrealized gain (loss)	2.05		2.98	(3.54)	3.98	2.26	3.62

Total from investment operations	2.14		3.16	(3.40)	4.10	2.44	3.86

Less distributions:
Dividends from net investment income	—		(0.19)	(0.15)	(0.13)	(0.18)	(0.27)
Distributions from net realized gains	—		(1.20)	(0.75)	(2.03)	(2.65)	(1.20)

Total dividends and distributions	—		(1.39)	(0.90)	(2.16)	(2.83)	(1.47)

Net asset value, end of period	$16.49		$14.35	$12.58	$16.88	$14.94	$15.33

Total return (b)	14.91%		25.54%	(20.28)%	27.86%	16.75%	30.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,882,644		$2,880,016	$2,537,689	$3,593,669	$3,221,897	$3,308,504
Ratio of expenses to average net assets (a)(f)	0.59%		0.59%	0.58%	0.57%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets (a)(f)	1.20%		1.26%	0.97%	0.69%	1.15%	1.60%
Portfolio turnover rate^	1	%(z)	2%	2%	3%	7%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	23,253	$608,763
Iridium Communications, Inc.	12,490	332,484

		941,247

Entertainment (0.4%)
TKO Group Holdings, Inc., Class A	6,075	656,039
Warner Music Group Corp., Class A	14,734	451,597

		1,107,636

Interactive Media & Services (0.2%)
Ziff Davis, Inc.*	4,586	252,460
ZoomInfo Technologies, Inc., Class A*	29,391	375,323

		627,783

Media (0.5%)
New York Times Co. (The), Class A	16,824	861,557
Nexstar Media Group, Inc., Class A	3,266	542,189
TEGNA, Inc.	17,647	245,999

		1,649,745

Total Communication Services		4,326,411

Consumer Discretionary (13.3%)
Automobile Components (1.0%)
Adient plc*	9,417	232,694
Autoliv, Inc.	7,491	801,462
Gentex Corp.	23,699	798,893
Goodyear Tire & Rubber Co. (The)*	29,536	335,234
Lear Corp.	5,885	672,126
Visteon Corp.*	2,777	296,306

		3,136,715

Automobiles (0.3%)
Harley-Davidson, Inc.	12,737	427,199
Thor Industries, Inc.	5,535	517,246

		944,445

Broadline Retail (0.5%)
Macy’s, Inc.	28,532	547,815
Nordstrom, Inc.	10,209	216,635
Ollie’s Bargain Outlet Holdings, Inc.*	6,302	618,667

		1,383,117

Diversified Consumer Services (1.1%)
Duolingo, Inc., Class A*	3,816	796,285
Graham Holdings Co., Class B	365	255,336
Grand Canyon Education, Inc.*	2,960	414,133
H&R Block, Inc.	14,592	791,324
Service Corp. International	15,146	1,077,335

		3,334,413

Hotels, Restaurants & Leisure (3.3%)
Aramark	27,406	932,352
Boyd Gaming Corp.	7,024	387,022
Choice Hotels International, Inc. (x)	2,440	290,360
Churchill Downs, Inc.	6,921	966,172
Hilton Grand Vacations, Inc.*	7,139	288,630
Hyatt Hotels Corp., Class A	4,688	712,201
Light & Wonder, Inc.*	9,397	985,557
Marriott Vacations Worldwide Corp.	3,395	296,451
Planet Fitness, Inc., Class A*	9,054	666,284
Texas Roadhouse, Inc., Class A	6,881	1,181,537
Travel + Leisure Co.	7,629	343,152
Vail Resorts, Inc.	3,911	704,489
Wendy’s Co. (The)	17,286	293,171
Wingstop, Inc.	3,046	1,287,422
Wyndham Hotels & Resorts, Inc.	8,336	616,864

		9,951,664

Household Durables (1.7%)
Helen of Troy Ltd.*	2,388	221,463
KB Home	7,606	533,789
Taylor Morrison Home Corp., Class A*	10,932	606,070
Tempur Sealy International, Inc.	18,104	857,043
Toll Brothers, Inc.	10,777	1,241,295
TopBuild Corp.*	3,274	1,261,374
Whirlpool Corp.	5,664	578,861

		5,299,895

Leisure Products (0.6%)
Brunswick Corp.	7,013	510,336
Mattel, Inc.*	35,519	577,539
Polaris, Inc.	5,505	431,096
YETI Holdings, Inc.*	8,745	333,622

		1,852,593

Specialty Retail (3.6%)
AutoNation, Inc.*	2,556	407,375
Burlington Stores, Inc.*	6,596	1,583,040
Dick’s Sporting Goods, Inc.	6,020	1,293,397
Five Below, Inc.*	5,634	613,937
Floor & Decor Holdings, Inc., Class A*	11,058	1,099,276
GameStop Corp., Class A*	27,828	687,073
Gap, Inc. (The)	22,426	535,757
Lithia Motors, Inc., Class A	2,843	717,715
Murphy USA, Inc.	1,953	916,855
Penske Automotive Group, Inc.	2,022	301,319
RH*	1,589	388,415
Valvoline, Inc.*	13,527	584,367
Williams-Sonoma, Inc.	6,637	1,874,090

		11,002,616

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	12,016	397,489
Carter’s, Inc.	3,647	226,004
Columbia Sportswear Co.	3,250	257,010
Crocs, Inc.*	6,278	916,211
PVH Corp.	5,887	623,257
Skechers USA, Inc., Class A*	13,701	947,013
Under Armour, Inc., Class A*	20,717	138,183
Under Armour, Inc., Class C*	18,659	121,843

		3,627,010

Total Consumer Discretionary		40,532,468

Consumer Staples (4.2%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	936	285,527
Celsius Holdings, Inc.*	15,403	879,357
Coca-Cola Consolidated, Inc.	484	525,140

		1,690,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples Distribution & Retail (1.9%)
BJ’s Wholesale Club Holdings, Inc.*	13,663	$1,200,158
Casey’s General Stores, Inc.	3,817	1,456,414
Performance Food Group Co.*	16,134	1,066,619
Sprouts Farmers Market, Inc.*	10,379	868,307
US Foods Holding Corp.*	23,458	1,242,805

		5,834,303

Food Products (1.0%)
Darling Ingredients, Inc.*	16,490	606,007
Flowers Foods, Inc.	19,567	434,387
Ingredion, Inc.	6,791	778,928
Lancaster Colony Corp.	2,054	388,144
Pilgrim’s Pride Corp.*	4,346	167,278
Post Holdings, Inc.*	5,230	544,757

		2,919,501

Personal Care Products (0.8%)
BellRing Brands, Inc.*	13,470	769,676
Coty, Inc., Class A*	38,150	382,263
e.l.f. Beauty, Inc.*	5,726	1,206,583

		2,358,522

Total Consumer Staples		12,802,350

Energy (5.4%)
Energy Equipment & Services (0.9%)
ChampionX Corp.	19,740	655,565
NOV, Inc.	41,355	786,159
Valaris Ltd.*	6,394	476,353
Weatherford International plc*	7,593	929,763

		2,847,840

Oil, Gas & Consumable Fuels (4.5%)
Antero Midstream Corp.	35,263	519,777
Antero Resources Corp.*	30,192	985,165
Chesapeake Energy Corp. (x)	11,501	945,267
Chord Energy Corp.	6,373	1,068,625
Civitas Resources, Inc.	9,482	654,258
CNX Resources Corp.*	15,899	386,346
DT Midstream, Inc.	9,933	705,541
Equitrans Midstream Corp.	44,873	582,451
HF Sinclair Corp.	15,601	832,157
Matador Resources Co.	11,967	713,233
Murphy Oil Corp.	14,873	613,362
Ovintiv, Inc.	25,902	1,214,027
PBF Energy, Inc., Class A	10,938	503,367
Permian Resources Corp.	53,369	861,909
Range Resources Corp.	25,098	841,536
Southwestern Energy Co.*	114,647	771,574
Texas Pacific Land Corp. (x)	1,918	1,408,330

		13,606,925

Total Energy		16,454,765

Financials (14.3%)
Banks (4.7%)
Associated Banc-Corp.	15,888	336,031
Bank OZK	10,923	447,843
Cadence Bank	18,622	526,630
Columbia Banking System, Inc.	21,637	430,360
Commerce Bancshares, Inc.	12,129	676,556
Cullen/Frost Bankers, Inc.	6,626	673,400
East West Bancorp, Inc.	14,614	1,070,183
First Financial Bankshares, Inc.	13,131	387,758
First Horizon Corp.	56,757	895,058
FNB Corp.	38,859	531,591
Glacier Bancorp, Inc.	11,673	435,636
Hancock Whitney Corp.	8,949	428,031
Home BancShares, Inc.	19,271	461,733
International Bancshares Corp.	5,504	314,884
New York Community Bancorp, Inc.	80,585	259,484
Old National Bancorp	33,382	573,837
Pinnacle Financial Partners, Inc.	8,018	641,761
Prosperity Bancshares, Inc.	9,862	602,963
SouthState Corp.	7,873	601,655
Synovus Financial Corp.	15,497	622,824
Texas Capital Bancshares, Inc.*	4,712	288,092
UMB Financial Corp.	4,578	381,897
United Bankshares, Inc.	13,933	451,986
Valley National Bancorp	44,194	308,474
Webster Financial Corp.	18,064	787,410
Wintrust Financial Corp.	6,556	646,159
Zions Bancorp NA	15,251	661,436

		14,443,672

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	3,383	528,526
Carlyle Group, Inc. (The)	22,972	922,326
Evercore, Inc., Class A	3,901	813,085
Federated Hermes, Inc., Class B	8,981	295,295
Houlihan Lokey, Inc., Class A	5,700	768,702
Interactive Brokers Group, Inc., Class A	11,313	1,386,974
Janus Henderson Group plc	14,671	494,559
Jefferies Financial Group, Inc.	18,948	942,853
Morningstar, Inc.	2,682	793,470
SEI Investments Co.	10,652	689,078
Stifel Financial Corp.	11,448	963,349

		8,598,217

Consumer Finance (0.7%)
Ally Financial, Inc.	28,422	1,127,501
FirstCash Holdings, Inc.	3,996	419,100
SLM Corp.	23,428	487,068

		2,033,669

Financial Services (1.4%)
Equitable Holdings, Inc.‡	9,148	373,787
Essent Group Ltd.	11,267	633,093
Euronet Worldwide, Inc.*	4,591	475,168
MGIC Investment Corp.	28,272	609,262
Voya Financial, Inc.	11,377	809,474
Western Union Co. (The)	33,409	408,258
WEX, Inc.*	4,328	766,662

		4,075,704

Insurance (4.2%)
American Financial Group, Inc.	6,970	857,449
Brighthouse Financial, Inc.*	6,727	291,548
CNO Financial Group, Inc.	11,132	308,579
Erie Indemnity Co., Class A	2,576	933,542
Fidelity National Financial, Inc.	26,093	1,289,516
First American Financial Corp.	10,809	583,146
Hanover Insurance Group, Inc. (The)	3,740	469,146

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Kemper Corp.	6,279	$372,533
Kinsale Capital Group, Inc.	2,281	878,824
Old Republic International Corp.	26,508	819,097
Primerica, Inc.	3,647	862,807
Reinsurance Group of America, Inc.	6,937	1,423,958
RenaissanceRe Holdings Ltd.	5,461	1,220,588
RLI Corp.	4,045	569,091
Ryan Specialty Holdings, Inc., Class A (x)	10,654	616,973
Selective Insurance Group, Inc.	6,227	584,280
Unum Group	16,610	848,937

		12,930,014

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Annaly Capital Management, Inc. (REIT)	53,711	1,023,732
Starwood Property Trust, Inc. (REIT)	31,320	593,201

		1,616,933

Total Financials		43,698,209

Health Care (8.3%)
Biotechnology (2.9%)
Arrowhead Pharmaceuticals, Inc.*	12,688	329,761
BioMarin Pharmaceutical, Inc.*	19,626	1,615,809
Cytokinetics, Inc.*	11,858	642,466
Exelixis, Inc.*	30,162	677,740
Halozyme Therapeutics, Inc.*	13,204	691,361
Neurocrine Biosciences, Inc.*	10,397	1,431,355
Roivant Sciences Ltd.*	34,783	367,656
Sarepta Therapeutics, Inc.*	9,768	1,543,344
United Therapeutics Corp.*	4,590	1,462,145

		8,761,637

Health Care Equipment & Supplies (1.6%)
Dentsply Sirona, Inc.	21,618	538,504
Enovis Corp.*	5,212	235,583
Envista Holdings Corp.*	17,771	295,532
Globus Medical, Inc., Class A*	11,636	796,950
Haemonetics Corp.*	5,257	434,912
Lantheus Holdings, Inc.*	7,163	575,117
LivaNova plc*	5,587	306,279
Masimo Corp.*	4,613	580,961
Neogen Corp.*	20,083	313,897
Penumbra, Inc.*	3,990	718,080
QuidelOrtho Corp.*	5,118	170,020

		4,965,835

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	9,544	644,602
Amedisys, Inc.*	3,292	302,206
Chemed Corp.	1,542	836,658
Encompass Health Corp.	10,433	895,047
HealthEquity, Inc.*	9,024	777,869
Option Care Health, Inc.*	17,846	494,334
Progyny, Inc.*	8,283	236,977
R1 RCM, Inc.*	20,257	254,428
Tenet Healthcare Corp.*	10,145	1,349,589

		5,791,710

Health Care Technology (0.1%)
Doximity, Inc., Class A*	12,543	350,828

Life Sciences Tools & Services (1.5%)
Azenta, Inc.*	5,601	294,725
Bruker Corp.	10,080	643,205
Illumina, Inc.*	16,469	1,719,034
Medpace Holdings, Inc.*	2,434	1,002,443
Repligen Corp.*	5,365	676,312
Sotera Health Co.*	13,027	154,630

		4,490,349

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	6,482	691,824
Perrigo Co. plc	14,011	359,802

		1,051,626

Total Health Care		25,411,985

Industrials (19.9%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	9,431	895,945
Curtiss-Wright Corp.	3,955	1,071,726
Hexcel Corp.	8,507	531,262
Woodward, Inc.	6,287	1,096,327

		3,595,260

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	12,319	622,109

Building Products (3.3%)
AAON, Inc.	7,020	612,424
Advanced Drainage Systems, Inc.	7,054	1,131,391
Carlisle Cos., Inc.	4,927	1,996,470
Fortune Brands Innovations, Inc.	12,955	841,298
Lennox International, Inc.	3,326	1,779,343
Owens Corning	9,005	1,564,349
Simpson Manufacturing Co., Inc.	4,338	731,083
Trex Co., Inc.*	11,166	827,624
UFP Industries, Inc.	6,382	714,784

		10,198,766

Commercial Services & Supplies (1.8%)
Brink’s Co. (The)	4,705	481,792
Clean Harbors, Inc.*	5,239	1,184,800
MSA Safety, Inc.	3,806	714,348
RB Global, Inc.	18,975	1,448,931
Stericycle, Inc.*	9,584	557,118
Tetra Tech, Inc.	5,527	1,130,161

		5,517,150

Construction & Engineering (2.2%)
AECOM	14,132	1,245,594
Comfort Systems USA, Inc.	3,679	1,118,858
EMCOR Group, Inc.	4,863	1,775,384
Fluor Corp.*	17,776	774,145
MasTec, Inc.*	6,288	672,753
MDU Resources Group, Inc.	21,361	536,161
Valmont Industries, Inc.	2,083	571,679

		6,694,574

Electrical Equipment (1.5%)
Acuity Brands, Inc.	3,167	764,640
EnerSys	4,174	432,092
NEXTracker, Inc., Class A*	12,678	594,345
nVent Electric plc	17,269	1,322,978
Regal Rexnord Corp.	6,884	930,855
Sensata Technologies Holding plc	15,568	582,088

		4,626,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Ground Transportation (1.6%)
Avis Budget Group, Inc.	1,889	$197,438
Knight-Swift Transportation Holdings, Inc., Class A	16,645	830,919
Landstar System, Inc.	3,561	656,933
Ryder System, Inc.	4,625	572,945
Saia, Inc.*	2,745	1,301,926
XPO, Inc.*	12,041	1,278,152

		4,838,313

Machinery (4.0%)
AGCO Corp.	6,422	628,585
Chart Industries, Inc.*	4,348	627,590
Crane Co.	5,093	738,383
Donaldson Co., Inc.	12,305	880,546
Esab Corp.	5,911	558,176
Flowserve Corp.	13,672	657,623
Graco, Inc.	17,277	1,369,721
ITT, Inc.	8,486	1,096,221
Lincoln Electric Holdings, Inc.	5,865	1,106,374
Middleby Corp. (The)*	5,547	680,118
Oshkosh Corp.	6,782	733,812
RBC Bearings, Inc.*	2,992	807,182
Terex Corp.	6,921	379,548
Timken Co. (The)	6,699	536,791
Toro Co. (The)	10,770	1,007,103
Watts Water Technologies, Inc., Class A	2,769	507,751

		12,315,524

Marine Transportation (0.2%)
Kirby Corp.*	6,019	720,655

Professional Services (2.3%)
CACI International, Inc., Class A*	2,323	999,192
Concentrix Corp.	4,854	307,161
ExlService Holdings, Inc.*	16,523	518,161
Exponent, Inc.	5,171	491,865
FTI Consulting, Inc.*	3,611	778,279
Genpact Ltd.	17,068	549,419
Insperity, Inc.	3,689	336,474
KBR, Inc.	13,970	896,036
ManpowerGroup, Inc.	5,011	349,768
Maximus, Inc.	6,257	536,225
Paylocity Holding Corp.*	4,472	589,633
Science Applications International Corp.	5,335	627,129

		6,979,342

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	3,997	775,418
Core & Main, Inc., Class A*	17,723	867,364
GATX Corp.	3,735	494,365
MSC Industrial Direct Co., Inc., Class A	4,628	367,047
Watsco, Inc.	3,302	1,529,618
WESCO International, Inc.	4,541	719,839

		4,753,651

Total Industrials		60,862,342

Information Technology (8.6%)
Communications Equipment (0.4%)
Ciena Corp.*	14,975	721,496
Lumentum Holdings, Inc.*	7,020	357,458

		1,078,954

Electronic Equipment, Instruments & Components (2.3%)
Arrow Electronics, Inc.*	5,556	670,942
Avnet, Inc.	9,741	501,564
Belden, Inc.	4,215	395,367
Cognex Corp.	17,612	823,537
Coherent Corp.*	13,725	994,513
Crane NXT Co.	5,028	308,820
IPG Photonics Corp.*	2,912	245,744
Littelfuse, Inc.	2,549	651,499
Novanta, Inc.*	3,683	600,734
TD SYNNEX Corp.	8,079	932,317
Vishay Intertechnology, Inc.	12,672	282,586
Vontier Corp.	16,092	614,714

		7,022,337

IT Services (0.3%)
ASGN, Inc.*	4,860	428,506
Kyndryl Holdings, Inc.*	23,927	629,520

		1,058,026

Semiconductors & Semiconductor Equipment (2.6%)
Allegro MicroSystems, Inc.*	7,229	204,147
Amkor Technology, Inc.	10,795	432,016
Cirrus Logic, Inc.*	5,569	710,939
Lattice Semiconductor Corp.*	14,156	820,907
MACOM Technology Solutions Holdings, Inc.*	5,671	632,146
MKS Instruments, Inc.	6,560	856,605
Onto Innovation, Inc.*	5,090	1,117,560
Power Integrations, Inc.	5,694	399,662
Rambus, Inc.*	11,068	650,356
Silicon Laboratories, Inc.*	3,273	362,092
Synaptics, Inc.*	4,077	359,591
Universal Display Corp.	4,497	945,494
Wolfspeed, Inc.*	12,961	294,992

		7,786,507

Software (2.3%)
Altair Engineering, Inc., Class A*	5,901	578,770
Appfolio, Inc., Class A*	2,167	529,983
Aspen Technology, Inc.*	2,885	573,048
Blackbaud, Inc.*	4,198	319,762
CommVault Systems, Inc.*	4,469	543,296
Dolby Laboratories, Inc., Class A	6,115	484,491
Dropbox, Inc., Class A*	25,036	562,559
Dynatrace, Inc.*	24,838	1,111,252
Manhattan Associates, Inc.*	6,349	1,566,171
Qualys, Inc.*	3,791	540,597
Teradata Corp.*	10,045	347,155

		7,157,084

Technology Hardware, Storage & Peripherals (0.7%)
Pure Storage, Inc., Class A*	31,567	2,026,917

Total Information Technology		26,129,825

Materials (5.9%)
Chemicals (2.0%)
Arcadium Lithium plc (x)*	106,380	357,437
Ashland, Inc.	5,157	487,285
Avient Corp.	9,612	419,564
Axalta Coating Systems Ltd.*	22,895	782,322
Cabot Corp.	5,771	530,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Chemours Co. (The)	15,457	$348,865
NewMarket Corp.	715	368,633
Olin Corp.	12,461	587,536
RPM International, Inc.	13,328	1,435,159
Scotts Miracle-Gro Co. (The)	4,354	283,271
Westlake Corp.	3,428	496,443

		6,096,812

Construction Materials (0.4%)
Eagle Materials, Inc.	3,557	773,505
Knife River Corp.*	5,878	412,283

		1,185,788

Containers & Packaging (1.4%)
AptarGroup, Inc.	6,827	961,310
Berry Global Group, Inc.	11,969	704,376
Crown Holdings, Inc.	12,355	919,088
Graphic Packaging Holding Co.	32,072	840,607
Greif, Inc., Class A	2,740	157,468
Silgan Holdings, Inc.	8,391	355,191
Sonoco Products Co.	10,117	513,134

		4,451,174

Metals & Mining (1.9%)
Alcoa Corp.	18,729	745,040
Cleveland-Cliffs, Inc.*	49,335	759,266
Commercial Metals Co.	12,007	660,265
MP Materials Corp. (x)*	13,402	170,607
Reliance, Inc.	5,937	1,695,607
Royal Gold, Inc.	6,786	849,336
United States Steel Corp.	23,187	876,468

		5,756,589

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	6,584	542,061

Total Materials		18,032,424

Real Estate (6.4%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	22,636	1,246,112

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	39,235	646,593
Omega Healthcare Investors, Inc. (REIT)	25,589	876,423
Sabra Health Care REIT, Inc. (REIT)	24,136	371,694

		1,894,710

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	22,145	331,732

Industrial REITs (1.0%)
EastGroup Properties, Inc. (REIT)	4,896	832,810
First Industrial Realty Trust, Inc. (REIT)	13,521	642,383
Rexford Industrial Realty, Inc. (REIT)	22,162	988,203
STAG Industrial, Inc. (REIT)	18,632	671,870

		3,135,266

Office REITs (0.5%)
COPT Defense Properties (REIT)	11,488	287,545
Cousins Properties, Inc. (REIT)	15,310	354,427
Kilroy Realty Corp. (REIT)	11,089	345,644
Vornado Realty Trust (REIT)	16,660	437,991

		1,425,607

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	4,953	1,016,752

Residential REITs (1.0%)
American Homes 4 Rent (REIT), Class A	33,245	1,235,384
Equity LifeStyle Properties, Inc. (REIT)	19,298	1,256,879
Independence Realty Trust, Inc. (REIT)	23,167	434,149

		2,926,412

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	10,068	623,612
Brixmor Property Group, Inc. (REIT)	31,656	730,937
Kite Realty Group Trust (REIT)	22,682	507,623
NNN REIT, Inc. (REIT)	18,943	806,972

		2,669,144

Specialized REITs (1.6%)
CubeSmart (REIT)	23,275	1,051,332
EPR Properties (REIT)	7,882	330,886
Gaming and Leisure Properties, Inc. (REIT)	28,282	1,278,629
Lamar Advertising Co. (REIT), Class A	9,166	1,095,612
National Storage Affiliates Trust (REIT)	7,273	299,793
PotlatchDeltic Corp. (REIT)	8,098	318,980
Rayonier, Inc. (REIT)	14,094	409,995

		4,785,227

Total Real Estate		19,430,962

Utilities (2.3%)
Electric Utilities (0.8%)
ALLETE, Inc.	5,876	366,369
IDACORP, Inc.	4,967	462,676
OGE Energy Corp.	21,522	768,336
PNM Resources, Inc.	9,319	344,430
Portland General Electric Co.	10,701	462,711

		2,404,522

Gas Utilities (0.9%)
National Fuel Gas Co.	9,540	516,973
New Jersey Resources Corp.	10,371	443,256
ONE Gas, Inc.	5,833	372,437
Southwest Gas Holdings, Inc.	6,276	441,705
Spire, Inc.	5,964	362,194
UGI Corp.	21,773	498,602

		2,635,167

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	5,483	393,131

Multi-Utilities (0.2%)
Black Hills Corp.	7,043	382,998
Northwestern Energy Group, Inc.	6,045	302,734

		685,732

Water Utilities (0.3%)
Essential Utilities, Inc.	25,959	969,049

Total Utilities		7,087,601

Total Common Stocks (90.0%) (Cost $187,443,480)		274,769,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (9.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	300,000	$300,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,677,593	2,677,593
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	25,144,858	25,149,888

Total Investment Companies		28,127,481

Total Short-Term Investments (9.2%) (Cost $28,127,883)		28,127,481

Total Investments in Securities (99.2%) (Cost $215,571,363)		302,896,823
Other Assets Less Liabilities (0.8%)		2,429,000

Net Assets (100%)		$305,325,823

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $2,901,212. This was collateralized by $722 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.625%, maturing 9/30/25 – 2/15/53 and by cash of $2,977,593 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	9,148	349,683	14,588	(64,712)	5,857	68,371	373,787	4,497	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	101	9/2024	USD	29,876,810	112,785
S&P Midcap 400 Micro E-Mini Index	18	9/2024	USD	532,458	(1,406)

					111,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,326,411	$—	$—	$4,326,411
Consumer Discretionary	40,532,468	—	—	40,532,468
Consumer Staples	12,802,350	—	—	12,802,350
Energy	16,454,765	—	—	16,454,765
Financials	43,698,209	—	—	43,698,209
Health Care	25,411,985	—	—	25,411,985
Industrials	60,862,342	—	—	60,862,342
Information Technology	26,129,825	—	—	26,129,825
Materials	18,032,424	—	—	18,032,424
Real Estate	19,430,962	—	—	19,430,962
Utilities	7,087,601	—	—	7,087,601
Futures	112,785	—	—	112,785
Short-Term Investments
Investment Companies	28,127,481	—	—	28,127,481

Total Assets	$303,009,608	$—	$—	$303,009,608

Liabilities:
Futures	$(1,406)	$—	$—	$(1,406)

Total Liabilities	$(1,406)	$—	$—	$(1,406)

Total	$303,008,202	$—	$—	$303,008,202

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$112,785	*

Total		$112,785

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,406	)*

Total		$(1,406)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,174,608	$2,174,608

Total	$2,174,608	$2,174,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,455,368)	$(1,455,368)

Total	$(1,455,368)	$(1,455,368)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$27,938,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,092,217
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,024,586

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 15%)*	Net Proceeds of Sales and Redemptions (affiliated 21%)*	Net Realized Gain (Loss)
$ 5,488,486	$9,508,349	$4,110,114

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,022,815
Aggregate gross unrealized depreciation	(14,401,962)

Net unrealized appreciation	$85,620,853

Federal income tax cost of investments in securities and derivative instruments, if applicable	$217,387,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $313,187)	$373,787
Unaffiliated Issuers (Cost $215,258,176)	302,523,036
Cash	10,202,105
Cash held as collateral at broker for futures	1,726,360
Receivable for securities sold	567,318
Dividends, interest and other receivables	332,704
Due from broker for futures variation margin	22,494
Due from Custodian	1,199
Securities lending income receivable	751
Other assets	3,416

Total assets	315,753,170

LIABILITIES
Payable for securities purchased	7,108,063
Payable for return of collateral on securities loaned	2,977,593
Payable for Portfolio shares repurchased	141,599
Investment management fees payable	98,687
Administrative fees payable	30,794
Accrued expenses	70,611

Total liabilities	10,427,347

Commitments and contingent liabilities^
NET ASSETS	$305,325,823

Net assets were comprised of:
Paid in capital	$213,023,439
Total distributable earnings (loss)	92,302,384

Net assets	$305,325,823

Class K
Net asset value, offering and redemption price per share, $305,325,823 / 36,259,880 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.42

(x)	Includes value of securities on loan of $2,901,212.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($4,497 of dividend income received from affiliates)	$2,573,401
Interest	303,243
Securities lending (net)	7,030

Total income	2,883,674

EXPENSES
Investment management fees	667,262
Administrative fees	187,743
Custodian fees	33,918
Professional fees	32,840
Printing and mailing expenses	18,171
Trustees’ fees	4,925
Miscellaneous	9,277

Gross expenses	954,136
Less: Waiver from investment manager	(64,181)

Net expenses	889,955

NET INVESTMENT INCOME (LOSS)	1,993,719

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,857 realized gain (loss) from affiliates)	12,741,350
Futures contracts	2,174,608

Net realized gain (loss)	14,915,958

Change in unrealized appreciation (depreciation) on:
Investments in securities ($68,371 of change in unrealized appreciation (depreciation) from affiliates)	1,167,160
Futures contracts	(1,455,368)

Net change in unrealized appreciation (depreciation)	(288,208)

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,627,750

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,621,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,993,719	$3,737,738
Net realized gain (loss)	14,915,958	11,671,164
Net change in unrealized appreciation (depreciation)	(288,208)	26,886,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,621,469	42,295,726

Distributions to shareholders:
Class K	—	(9,601,760)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 1,303,274 and 50,971 shares, respectively ]	10,939,267	377,457
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,228,684 shares, respectively ]	—	9,601,760
Capital shares repurchased [ (2,693,252) and (3,824,308) shares, respectively ]	(21,938,247)	(28,631,639)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,998,980)	(18,652,422)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,622,489	14,041,544
NET ASSETS:
Beginning of period	299,703,334	285,661,790

End of period	$305,325,823	$299,703,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.96		$7.11	$8.81	$8.12	$7.95	$6.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.10	0.07	0.05	0.06	0.08
Net realized and unrealized gain (loss)	0.40		1.01	(1.48)	1.85	0.96	1.59

Total from investment operations	0.46		1.11	(1.41)	1.90	1.02	1.67

Less distributions:
Dividends from net investment income	—		(0.11)	(0.08)	(0.06)	(0.06)	(0.09)
Distributions from net realized gains	—		(0.15)	(0.21)	(1.15)	(0.79)	(0.23)

Total dividends and distributions	—		(0.26)	(0.29)	(1.21)	(0.85)	(0.32)

Net asset value, end of period	$8.42		$7.96	$7.11	$8.81	$8.12	$7.95

Total return (b)	5.78%		15.70%	(16.00)%	23.86%	13.46%	25.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$305,326		$299,703	$285,662	$313,922	$296,877	$235,737
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.64%		0.64%	0.64%	0.62%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.34%		1.30%	0.96%	0.56%	0.88%	1.10%
Before waivers (a)(f)	1.30%		1.26%	0.92%	0.53%	0.84%	1.04%
Portfolio turnover rate^	13	%(z)	19%	20%	17%	23%	23%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	4,532	$179,422
AST SpaceMobile, Inc., Class A (x)*	40,993	475,929
ATN International, Inc.	5,389	122,869
Bandwidth, Inc., Class A*	9,671	163,246
Cogent Communications Holdings, Inc.	15,710	886,672
Consolidated Communications Holdings, Inc.*	30,344	133,514
Globalstar, Inc.*	264,768	296,540
IDT Corp., Class B	5,831	209,450
Liberty Latin America Ltd., Class A*	13,244	127,275
Liberty Latin America Ltd., Class C*	47,186	453,929
Lumen Technologies, Inc. (x)*	359,331	395,264
Shenandoah Telecommunications Co.	17,749	289,841

		3,733,951

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A*	95,506	475,620
Atlanta Braves Holdings, Inc., Class A*	3,542	146,391
Atlanta Braves Holdings, Inc., Class C*	18,262	720,253
Cinemark Holdings, Inc.*	40,041	865,686
Eventbrite, Inc., Class A*	27,762	134,368
Golden Matrix Group, Inc.*	7,275	17,969
IMAX Corp.*	16,748	280,864
Lions Gate Entertainment Corp., Class A*	22,768	214,474
Lions Gate Entertainment Corp., Class B*	45,096	386,473
LiveOne, Inc.*	17,172	26,960
Loop Media, Inc.*	3,193	323
Madison Square Garden Entertainment Corp., Class A*	13,934	476,961
Marcus Corp. (The)	6,491	73,803
Playstudios, Inc.*	25,594	52,980
Reservoir Media, Inc.*	7,941	62,734
Sphere Entertainment Co.*	9,866	345,902
Vivid Seats, Inc., Class A*	30,003	172,517

		4,454,278

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	34,524	362,847
Cargurus, Inc., Class A*	33,435	875,997
Cars.com, Inc.*	22,712	447,426
EverQuote, Inc., Class A*	8,540	178,144
fuboTV, Inc. (x)*	107,440	133,226
Getty Images Holdings, Inc.*	33,072	107,815
Grindr, Inc.*	11,237	137,541
MediaAlpha, Inc., Class A*	9,094	119,768
Nextdoor Holdings, Inc.*	63,991	177,895
Outbrain, Inc.*	12,057	60,044
QuinStreet, Inc.*	19,630	325,662
Shutterstock, Inc. (x)	8,874	343,424
System1, Inc.*	6,185	9,401
TrueCar, Inc.*	31,319	98,029
Vimeo, Inc.*	53,667	200,178
Yelp, Inc., Class A*	23,198	857,166
Ziff Davis, Inc.*	16,249	894,507
ZipRecruiter, Inc., Class A*	24,608	223,687

		5,552,757

Media (0.7%)
Advantage Solutions, Inc. (x)*	45,856	147,656
AMC Networks, Inc., Class A (x)*	10,494	101,372
Boston Omaha Corp., Class A*	9,094	122,405
Cable One, Inc.	2,046	724,284
Cardlytics, Inc. (x)*	16,109	132,255
Clear Channel Outdoor Holdings, Inc.*	132,688	187,090
EchoStar Corp., Class A*	44,110	785,599
Emerald Holding, Inc. (x)*	8,778	49,947
Entravision Communications Corp., Class A	28,645	58,149
EW Scripps Co. (The), Class A*	14,874	46,704
Gambling.com Group Ltd.*	6,715	55,197
Gannett Co., Inc.*	50,284	231,809
Gray Television, Inc.	30,415	158,158
Ibotta, Inc., Class A*	2,746	206,389
iHeartMedia, Inc., Class A (x)*	25,642	27,950
Innovid Corp.*	30,278	56,014
Integral Ad Science Holding Corp.*	25,634	249,163
John Wiley & Sons, Inc., Class A	12,890	524,623
Magnite, Inc.*	45,991	611,220
National CineMedia, Inc.*	23,287	102,230
PubMatic, Inc., Class A*	15,566	316,146
Scholastic Corp.	9,133	323,948
Sinclair, Inc. (x)	12,407	165,385
Stagwell, Inc., Class A*	31,878	217,408
TechTarget, Inc.*	10,249	319,461
TEGNA, Inc.	65,792	917,141
Thryv Holdings, Inc.*	11,724	208,922
Townsquare Media, Inc., Class A	3,536	38,755
Urban One, Inc.*	303	454
Urban One, Inc., Class A*	226	450
WideOpenWest, Inc.*	18,748	101,427

		7,187,711

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	23,856	229,495
Spok Holdings, Inc.	4,865	72,051
Telephone and Data Systems, Inc.	35,161	728,887

		1,030,433

Total Communication Services		21,959,130

Consumer Discretionary (8.9%)
Automobile Components (1.2%)
Adient plc*	32,832	811,279
American Axle & Manufacturing Holdings, Inc.*	43,147	301,598
Cooper-Standard Holdings, Inc.*	5,284	65,733
Dana, Inc.	48,318	585,614
Dorman Products, Inc.*	9,322	852,777
Fox Factory Holding Corp.*	14,979	721,838
Gentherm, Inc.*	11,176	551,200
Goodyear Tire & Rubber Co. (The)*	101,624	1,153,432
Holley, Inc.*	20,717	74,167
LCI Industries	9,022	932,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Luminar Technologies, Inc., Class A (x)*	120,518	$179,572
Modine Manufacturing Co.*	18,735	1,877,060
Patrick Industries, Inc.	8,174	887,288
Phinia, Inc.	16,501	649,479
Solid Power, Inc. (x)*	50,748	83,734
Standard Motor Products, Inc.	8,070	223,781
Stoneridge, Inc.*	9,681	154,509
Visteon Corp.*	9,706	1,035,630
XPEL, Inc. (m)*	8,727	310,332

		11,451,717

Automobiles (0.1%)
Canoo, Inc.*	15,103	32,170
Livewire Group, Inc. (x)*	5,691	43,593
Winnebago Industries, Inc.	10,456	566,715

		642,478

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	6,282	28,206
Groupon, Inc.*	9,332	142,780
Qurate Retail, Inc., Class B*	902	3,815
Savers Value Village, Inc. (x)*	9,987	122,241

		297,042

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	8,518	259,117
Weyco Group, Inc.	1,672	50,695

		309,812

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	14,286	974,448
American Public Education, Inc.*	4,074	71,621
Carriage Services, Inc., Class A	4,976	133,556
Chegg, Inc.*	40,180	126,969
Coursera, Inc.*	48,980	350,697
European Wax Center, Inc., Class A (x)*	13,038	129,467
Frontdoor, Inc.*	28,282	955,649
Graham Holdings Co., Class B	1,253	876,536
Laureate Education, Inc.	48,744	728,235
Lincoln Educational Services Corp.*	9,294	110,227
Mister Car Wash, Inc.*	33,870	241,154
Nerdy, Inc. (x)*	18,727	31,274
OneSpaWorld Holdings Ltd.*	36,515	561,236
Perdoceo Education Corp.	21,619	463,079
Strategic Education, Inc.	7,916	875,985
Stride, Inc.*	15,462	1,090,071
Udemy, Inc.*	34,472	297,493
Universal Technical Institute, Inc.*	13,926	219,056

		8,236,753

Hotels, Restaurants & Leisure (1.7%)
Accel Entertainment, Inc., Class A*	19,445	199,506
Bally’s Corp. (x)*	9,565	114,493
Biglari Holdings, Inc., Class B*	281	54,340
BJ’s Restaurants, Inc.*	7,681	266,531
Bloomin’ Brands, Inc.	28,798	553,786
Brinker International, Inc.*	16,015	1,159,326
Century Casinos, Inc.*	480	1,330
Cheesecake Factory, Inc. (The)	17,243	677,477
Chuy’s Holdings, Inc.*	6,329	164,048
Cracker Barrel Old Country Store, Inc. (x)	7,970	336,015
Dave & Buster’s Entertainment, Inc.*	11,673	464,702
Denny’s Corp.*	17,963	127,537
Despegar.com Corp.*	22,243	294,275
Dine Brands Global, Inc.	5,664	205,037
El Pollo Loco Holdings, Inc.*	9,289	105,059
Empire Resorts, Inc. (r)*	2,655	—
Everi Holdings, Inc.*	29,377	246,767
First Watch Restaurant Group, Inc. (x)*	9,879	173,475
Full House Resorts, Inc.*	8,508	42,540
Global Business Travel Group I (x)*	44,899	296,333
Golden Entertainment, Inc.	7,253	225,641
Hilton Grand Vacations, Inc.*	26,909	1,087,931
Inspired Entertainment, Inc.*	6,741	61,680
International Game Technology plc	41,329	845,591
Jack in the Box, Inc.	7,079	360,604
Krispy Kreme, Inc. (x)	32,164	346,085
Kura Sushi USA, Inc., Class A*	2,112	133,246
Life Time Group Holdings, Inc.*	22,817	429,644
Lindblad Expeditions Holdings, Inc.*	14,336	138,342
Monarch Casino & Resort, Inc.	4,975	338,947
Mondee Holdings, Inc., Class A (x)*	12,246	29,390
Nathan’s Famous, Inc.	824	55,851
ONE Group Hospitality, Inc. (The)*	4,880	20,740
Papa John’s International, Inc.	12,002	563,854
PlayAGS, Inc.*	14,299	164,438
Portillo’s, Inc., Class A*	19,412	188,685
Potbelly Corp.*	7,325	58,820
RCI Hospitality Holdings, Inc.	3,052	132,945
Red Rock Resorts, Inc., Class A	17,854	980,720
Rush Street Interactive, Inc.*	25,661	246,089
Sabre Corp.*	135,942	362,965
Shake Shack, Inc., Class A*	13,576	1,221,840
Six Flags Entertainment Corp. (x)*	27,160	900,082
Super Group SGHC Ltd.*	50,894	164,388
Sweetgreen, Inc., Class A*	35,812	1,079,374
Target Hospitality Corp.*	18,233	158,809
United Parks & Resorts, Inc.*	13,254	719,825
Vacasa, Inc., Class A*	2,300	11,201
Xponential Fitness, Inc., Class A*	10,672	166,483

		16,676,787

Household Durables (1.9%)
Beazer Homes USA, Inc.*	10,915	299,944
Cavco Industries, Inc.*	2,992	1,035,741
Century Communities, Inc.	10,518	858,900
Cricut, Inc., Class A (x)*	18,753	112,330
Dream Finders Homes, Inc., Class A*	10,099	260,756
Ethan Allen Interiors, Inc.	8,317	231,961
Flexsteel Industries, Inc.	1,149	35,688
GoPro, Inc., Class A*	31,675	44,978
Green Brick Partners, Inc.*	11,208	641,546
Hamilton Beach Brands Holding Co., Class A	2,136	36,718
Helen of Troy Ltd.*	8,618	799,233
Hooker Furnishings Corp.	2,745	39,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Hovnanian Enterprises, Inc., Class A*	1,802	$255,740
Installed Building Products, Inc.	8,691	1,787,565
iRobot Corp. (x)*	7,456	67,924
KB Home	24,138	1,694,005
Landsea Homes Corp.*	8,665	79,631
La-Z-Boy, Inc.	15,767	587,794
Legacy Housing Corp.*	4,524	103,781
LGI Homes, Inc.*	7,614	681,377
Lifetime Brands, Inc.	3,139	26,964
Lovesac Co. (The)*	5,303	119,742
M/I Homes, Inc.*	9,642	1,177,674
Meritage Homes Corp.	13,000	2,104,050
Purple Innovation, Inc., Class A (x)*	13,339	13,873
Skyline Champion Corp.*	19,387	1,313,469
Sonos, Inc.*	45,505	671,654
Taylor Morrison Home Corp., Class A*	37,662	2,087,981
Traeger, Inc.*	14,075	33,780
Tri Pointe Homes, Inc.*	33,537	1,249,253
United Homes Group, Inc.*	1,537	8,745
Vizio Holding Corp., Class A*	34,691	374,663
VOXX International Corp., Class A*	260	822
Worthington Enterprises, Inc.	11,249	532,415

		19,370,445

Leisure Products (0.4%)
Acushnet Holdings Corp. (x)	10,308	654,352
AMMO, Inc. (x)*	47,464	79,740
Clarus Corp. (x)	8,706	58,591
Escalade, Inc. (x)	2,626	36,213
Funko, Inc., Class A*	13,598	132,716
JAKKS Pacific, Inc.*	2,987	53,497
Johnson Outdoors, Inc., Class A	2,612	91,368
Latham Group, Inc.*	19,110	57,903
Malibu Boats, Inc., Class A*	7,429	260,312
Marine Products Corp.	3,930	39,693
MasterCraft Boat Holdings, Inc.*	6,397	120,775
Peloton Interactive, Inc., Class A*	122,544	414,199
Smith & Wesson Brands, Inc.	16,739	240,037
Solo Brands, Inc., Class A*	5,482	12,499
Sturm Ruger & Co., Inc.	5,785	240,945
Topgolf Callaway Brands Corp.*	53,272	815,062
Vista Outdoor, Inc.*	21,143	796,034

		4,103,936

Specialty Retail (2.3%)
1-800-Flowers.com, Inc., Class A*	9,522	90,649
Aaron’s Co., Inc. (The)	13,273	132,465
Abercrombie & Fitch Co., Class A*	18,226	3,241,312
Academy Sports & Outdoors, Inc.	25,868	1,377,471
American Eagle Outfitters, Inc.	67,584	1,348,977
America’s Car-Mart, Inc.*	2,088	125,718
Arhaus, Inc., Class A	18,568	314,542
Arko Corp.	25,950	162,706
Asbury Automotive Group, Inc.*	7,287	1,660,489
BARK, Inc. (x)*	48,495	87,776
Beyond, Inc.*	17,044	222,936
Boot Barn Holdings, Inc.*	10,621	1,369,366
Buckle, Inc. (The)	11,390	420,747
Build-A-Bear Workshop, Inc.	4,793	121,119
Caleres, Inc.	12,044	404,678
Camping World Holdings, Inc., Class A (x)	14,905	266,203
CarParts.com, Inc.*	1,161	1,161
Citi Trends, Inc.*	3,628	77,131
Designer Brands, Inc., Class A (x)	16,154	110,332
Destination XL Group, Inc.*	17,053	62,073
EVgo, Inc., Class A (x)*	24,928	61,074
Foot Locker, Inc.	29,734	740,971
Genesco, Inc.*	4,831	124,930
Group 1 Automotive, Inc.	4,764	1,416,242
GrowGeneration Corp.*	14,317	30,782
Haverty Furniture Cos., Inc.	4,815	121,771
Hibbett, Inc.	4,382	382,154
J Jill, Inc.	2,676	93,580
Lands’ End, Inc.*	6,307	85,712
Leslie’s, Inc.*	66,470	278,509
MarineMax, Inc.*	7,886	255,270
Monro, Inc.	10,765	256,853
National Vision Holdings, Inc.*	28,208	369,243
ODP Corp. (The)*	12,815	503,245
OneWater Marine, Inc., Class A (x)*	4,706	129,744
Petco Health & Wellness Co., Inc., Class A*	36,460	137,819
RealReal, Inc. (The)*	41,025	130,870
Rent the Runway, Inc., Class A*	48	843
Revolve Group, Inc., Class A (x)*	14,708	234,004
RumbleON, Inc., Class B*	3,890	15,949
Sally Beauty Holdings, Inc.*	39,403	422,794
Shoe Carnival, Inc.	6,391	235,764
Signet Jewelers Ltd.	15,406	1,380,069
Sleep Number Corp.*	5,839	55,879
Sonic Automotive, Inc., Class A	5,541	301,818
Stitch Fix, Inc., Class A*	36,573	151,778
ThredUp, Inc., Class A*	21,933	37,286
Tile Shop Holdings, Inc.*	8,174	56,646
Tilly’s, Inc., Class A*	3,775	22,763
Torrid Holdings, Inc. (x)*	6,972	52,220
Upbound Group, Inc.	19,605	601,874
Urban Outfitters, Inc.*	23,168	951,046
Victoria’s Secret & Co.*	28,449	502,694
Warby Parker, Inc., Class A*	32,390	520,183
Winmark Corp.	1,036	365,325
Zumiez, Inc.*	6,299	122,705

		22,748,260

Textiles, Apparel & Luxury Goods (0.5%)
Figs, Inc., Class A*	48,509	258,553
G-III Apparel Group Ltd.*	15,447	418,150
Hanesbrands, Inc.*	131,113	646,387
Kontoor Brands, Inc.	20,184	1,335,171
Movado Group, Inc.	4,909	122,038
Oxford Industries, Inc.	5,473	548,121
Rocky Brands, Inc.	1,874	69,263
Steven Madden Ltd.	25,980	1,098,954
Superior Group of Cos., Inc.	4,482	84,755
Vera Bradley, Inc.*	12,260	76,747
Wolverine World Wide, Inc.	28,407	384,063

		5,042,202

Total Consumer Discretionary		88,879,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (2.4%)
Beverages (0.3%)
Duckhorn Portfolio, Inc. (The)*	19,595	$139,125
MGP Ingredients, Inc.	5,245	390,228
National Beverage Corp.	8,272	423,857
Primo Water Corp.	58,740	1,284,057
Vita Coco Co., Inc. (The)*	15,091	420,284

		2,657,551

Consumer Staples Distribution & Retail (0.6%)
Andersons, Inc. (The)	11,916	591,033
Chefs’ Warehouse, Inc. (The)*	12,561	491,261
HF Foods Group, Inc.*	10,284	30,852
Ingles Markets, Inc., Class A	5,128	351,832
Natural Grocers by Vitamin Cottage, Inc.	4,034	85,521
PriceSmart, Inc.	8,975	728,770
SpartanNash Co.	13,246	248,495
Sprouts Farmers Market, Inc.*	36,542	3,057,104
United Natural Foods, Inc.*	21,947	287,506
Village Super Market, Inc., Class A	2,365	62,459
Weis Markets, Inc.	5,851	367,267

		6,302,100

Food Products (0.9%)
Alico, Inc.	2,249	58,272
B&G Foods, Inc. (x)	27,685	223,695
Beyond Meat, Inc. (x)*	22,134	148,519
BRC, Inc., Class A (x)*	21,888	134,173
Calavo Growers, Inc.	6,367	144,531
Cal-Maine Foods, Inc.	15,092	922,272
Dole plc	27,668	338,656
Forafric Global plc (x)*	1,534	16,368
Fresh Del Monte Produce, Inc.	12,503	273,191
Hain Celestial Group, Inc. (The)*	32,009	221,182
J & J Snack Foods Corp.	5,519	896,120
John B Sanfilippo & Son, Inc.	3,176	308,612
Lancaster Colony Corp.	6,956	1,314,475
Lifeway Foods, Inc.*	3,112	39,740
Limoneira Co. (x)	5,561	115,724
Mama’s Creations, Inc.*	8,281	55,814
Mission Produce, Inc.*	16,228	160,333
Seneca Foods Corp., Class A*	1,961	112,561
Simply Good Foods Co. (The)*	32,430	1,171,696
SunOpta, Inc.*	32,534	175,684
TreeHouse Foods, Inc.*	17,668	647,356
Utz Brands, Inc.	24,527	408,129
Vital Farms, Inc.*	12,389	579,434
Westrock Coffee Co. (x)*	11,792	120,632
Whole Earth Brands, Inc.*	10,688	51,944
WK Kellogg Co.	23,731	390,612

		9,029,725

Household Products (0.3%)
Central Garden & Pet Co.*	3,752	144,452
Central Garden & Pet Co., Class A*	18,097	597,744
Energizer Holdings, Inc.	25,712	759,532
Oil-Dri Corp. of America	1,706	109,338
WD-40 Co.	4,855	1,066,352

		2,677,418

Personal Care Products (0.2%)
Beauty Health Co. (The)*	37,994	72,949
Edgewell Personal Care Co.	17,851	717,432
Herbalife Ltd.*	35,573	369,603
Honest Co., Inc. (The)*	20,521	59,921
Inter Parfums, Inc.	6,423	745,261
Medifast, Inc. (x)	2,942	64,194
Nature’s Sunshine Products, Inc.*	4,788	72,155
Nu Skin Enterprises, Inc., Class A	19,387	204,339
Olaplex Holdings, Inc.*	58,371	89,891
USANA Health Sciences, Inc.*	3,959	179,105
Veru, Inc.*	32,888	27,669
Waldencast plc, Class A (x)*	9,449	33,922

		2,636,441

Tobacco (0.1%)
Ispire Technology, Inc.*	6,977	55,816
Turning Point Brands, Inc.	5,971	191,610
Universal Corp.	8,859	426,915
Vector Group Ltd.	52,149	551,215

		1,225,556

Total Consumer Staples		24,528,791

Energy (5.9%)
Energy Equipment & Services (2.4%)
Archrock, Inc.	56,086	1,134,059
Atlas Energy Solutions, Inc.	24,564	489,561
Borr Drilling Ltd. (x)	84,348	544,045
Bristow Group, Inc., Class A*	8,277	277,528
Cactus, Inc., Class A	23,699	1,249,885
ChampionX Corp.	69,205	2,298,298
Core Laboratories, Inc.	17,486	354,791
Diamond Offshore Drilling, Inc.*	37,043	573,796
DMC Global, Inc.*	8,612	124,185
Drilling Tools International Corp.*	1,919	10,785
Dril-Quip, Inc.*	11,241	209,083
Expro Group Holdings NV*	33,589	769,860
Forum Energy Technologies, Inc.*	3,579	60,342
Geospace Technologies Corp.*	3,136	28,161
Helix Energy Solutions Group, Inc.*	52,462	626,396
Helmerich & Payne, Inc.	34,787	1,257,202
Kodiak Gas Services, Inc.	6,987	190,466
Liberty Energy, Inc., Class A	57,808	1,207,609
Mammoth Energy Services, Inc. (x)*	6,257	20,523
Nabors Industries Ltd.*	3,486	248,064
Natural Gas Services Group, Inc.*	3,331	67,020
Newpark Resources, Inc.*	28,308	235,239
Noble Corp. plc (x)	41,406	1,848,778
Oceaneering International, Inc.*	38,101	901,470
Oil States International, Inc.*	26,856	119,241
Patterson-UTI Energy, Inc.	144,791	1,500,035
ProFrac Holding Corp., Class A (x)*	11,481	85,074
ProPetro Holding Corp.*	34,777	301,517
Ranger Energy Services, Inc., Class A	5,719	60,164
RPC, Inc.	30,464	190,400
SEACOR Marine Holdings, Inc.*	9,184	123,892
Seadrill Ltd.*	26,969	1,388,903
Select Water Solutions, Inc., Class A	32,602	348,841
Solaris Oilfield Infrastructure, Inc., Class A	11,037	94,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

TETRA Technologies, Inc.*	46,959	$162,478
Tidewater, Inc.*	17,672	1,682,551
Transocean Ltd.*	189,335	1,012,942
Transocean Ltd.*	74,970	401,089
US Silica Holdings, Inc.*	27,652	427,223
Valaris Ltd.*	22,690	1,690,405

		24,316,598

Oil, Gas & Consumable Fuels (3.5%)
Aemetis, Inc.*	9,323	28,062
Amplify Energy Corp.*	9,878	66,973
Ardmore Shipping Corp.	15,173	341,848
Berry Corp.	27,296	176,332
California Resources Corp.	25,237	1,343,113
Centrus Energy Corp., Class A*	4,760	203,490
Clean Energy Fuels Corp.*	59,948	160,061
CNX Resources Corp.*	54,019	1,312,662
Comstock Resources, Inc. (x)	34,918	362,449
CONSOL Energy, Inc.*	10,674	1,089,068
Crescent Energy Co., Class A (x)	32,993	390,967
CVR Energy, Inc.	12,871	344,557
Delek US Holdings, Inc.	22,467	556,283
DHT Holdings, Inc.	48,821	564,859
Diversified Energy Co. plc	16,831	227,050
Dorian LPG Ltd.	46	1,930
Dorian LPG Ltd.	12,532	525,843
Empire Petroleum Corp. (x)*	3,532	18,225
Encore Energy Corp.*	61,337	241,668
Energy Fuels, Inc. (x)*	60,193	364,770
Equitrans Midstream Corp.	157,336	2,042,221
Evolution Petroleum Corp.	10,655	56,152
Excelerate Energy, Inc., Class A	6,525	120,321
FLEX LNG Ltd. (x)	11,031	298,278
FutureFuel Corp.	12,291	63,053
Golar LNG Ltd.	35,323	1,107,376
Granite Ridge Resources, Inc.	22,989	145,520
Green Plains, Inc.*	19,678	312,093
Gulfport Energy Corp.*	4,692	708,492
Hallador Energy Co.*	12,333	95,827
HighPeak Energy, Inc.	6,537	91,910
International Seaways, Inc.	14,327	847,156
Kinetik Holdings, Inc., Class A	13,761	570,256
Kosmos Energy Ltd.*	166,101	920,200
Magnolia Oil & Gas Corp., Class A	62,046	1,572,246
Murphy Oil Corp.	52,883	2,180,895
NACCO Industries, Inc., Class A	1,173	32,457
NextDecade Corp. (x)*	41,779	331,725
Nordic American Tankers Ltd.	75,468	300,363
Northern Oil & Gas, Inc.	35,982	1,337,451
Overseas Shipholding Group, Inc., Class A	18,582	157,575
Par Pacific Holdings, Inc.*	20,799	525,175
PBF Energy, Inc., Class A	37,643	1,732,331
Peabody Energy Corp.	46,494	1,028,447
PrimeEnergy Resources Corp.*	245	26,056
REX American Resources Corp.*	5,812	264,969
Riley Exploration Permian, Inc.	4,435	125,555
Ring Energy, Inc. (x)*	69,647	117,703
Sable Offshore Corp.*	17,944	270,416
SandRidge Energy, Inc.	11,328	146,471
Scorpio Tankers, Inc.	16,743	1,361,039
SFL Corp. Ltd.	40,882	567,442
SilverBow Resources, Inc.*	7,781	294,355
Sitio Royalties Corp., Class A	29,523	697,038
SM Energy Co.	41,699	1,802,648
Talos Energy, Inc.*	53,684	652,261
Teekay Corp.*	20,497	183,858
Teekay Tankers Ltd., Class A	8,835	607,936
Tellurian, Inc.*	14,597	10,110
Uranium Energy Corp. (x)*	142,516	856,521
Ur-Energy, Inc.*	104,991	146,987
VAALCO Energy, Inc.	36,669	229,915
Verde Clean Fuels, Inc.*	1,072	4,438
Vital Energy, Inc. (x)*	11,053	495,395
Vitesse Energy, Inc.	9,106	215,812
W&T Offshore, Inc. (x)	41,096	87,945
World Kinect Corp.	22,307	575,521

		34,638,121

Total Energy		58,954,719

Financials (15.3%)
Banks (8.1%)
1st Source Corp.	7,654	410,407
ACNB Corp.	2,666	96,696
Amalgamated Financial Corp.	7,360	201,664
Amerant Bancorp, Inc., Class A	10,820	245,614
Ameris Bancorp	23,858	1,201,250
Ames National Corp. (x)	2,682	54,954
Arrow Financial Corp.	5,796	150,986
Associated Banc-Corp.	56,949	1,204,471
Atlantic Union Bankshares Corp.	30,213	992,497
Axos Financial, Inc.*	19,805	1,131,856
Banc of California, Inc.	51,571	659,077
BancFirst Corp.	7,526	660,030
Bancorp, Inc. (The)*	17,558	662,990
Bank First Corp. (x)	3,627	299,554
Bank of Hawaii Corp.	13,299	760,836
Bank of Marin Bancorp	6,114	98,986
Bank of NT Butterfield & Son Ltd. (The)	17,361	609,718
Bank7 Corp.	1,574	49,266
BankUnited, Inc.	25,231	738,511
Bankwell Financial Group, Inc.	2,196	55,712
Banner Corp.	11,719	581,731
Bar Harbor Bankshares	5,811	156,200
BayCom Corp. (x)	3,484	70,899
BCB Bancorp, Inc.	5,146	54,702
Berkshire Hills Bancorp, Inc.	14,546	331,649
Blue Foundry Bancorp*	6,754	61,259
Blue Ridge Bankshares, Inc.*	206	538
Bridgewater Bancshares, Inc.*	7,587	88,085
Brookline Bancorp, Inc.	30,736	256,646
Burke & Herbert Financial Services Corp.	4,493	229,053
Business First Bancshares, Inc.	9,139	198,865
Byline Bancorp, Inc.	13,411	318,377
C&F Financial Corp.	78	3,760
Cadence Bank	62,518	1,768,009
California Bancorp*	2,054	44,161
Cambridge Bancorp	2,834	195,546
Camden National Corp.	4,560	150,480
Capital Bancorp, Inc.	3,829	78,494
Capital City Bank Group, Inc.	4,737	134,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Capitol Federal Financial, Inc.	44,435	$243,948
Carter Bankshares, Inc.*	8,620	130,334
Cathay General Bancorp	23,802	897,811
Central Pacific Financial Corp.	8,787	186,284
Chemung Financial Corp.	1,228	58,944
ChoiceOne Financial Services, Inc. (x)	2,251	64,491
Citizens & Northern Corp.	5,019	89,790
Citizens Financial Services, Inc.	1,396	62,751
City Holding Co.	5,072	538,900
Civista Bancshares, Inc.	5,200	80,548
CNB Financial Corp.	7,502	153,116
Coastal Financial Corp.*	4,247	195,957
Codorus Valley Bancorp, Inc.	2,414	58,032
Colony Bankcorp, Inc.	5,484	67,179
Columbia Financial, Inc.*	9,756	146,047
Community Financial System, Inc.	17,739	837,458
Community Trust Bancorp, Inc.	5,465	238,602
Community West Bancshares	6,272	116,032
ConnectOne Bancorp, Inc.	13,199	249,329
CrossFirst Bankshares, Inc.*	16,747	234,793
Customers Bancorp, Inc.*	10,504	503,982
CVB Financial Corp.	49,845	859,328
Dime Community Bancshares, Inc.	12,199	248,860
Eagle Bancorp, Inc.	10,756	203,288
Eastern Bankshares, Inc.	57,670	806,227
Enterprise Bancorp, Inc.	3,545	88,200
Enterprise Financial Services Corp.	14,113	577,363
Equity Bancshares, Inc., Class A	5,597	197,014
Esquire Financial Holdings, Inc.	2,580	122,808
ESSA Bancorp, Inc.	2,726	47,950
Farmers & Merchants Bancorp, Inc.	4,736	109,970
Farmers National Banc Corp.	13,124	163,919
FB Financial Corp.	13,856	540,800
Fidelity D&D Bancorp, Inc. (x)	1,529	66,970
Financial Institutions, Inc.	5,926	114,490
First Bancorp (Nasdaq Stock Exchange)	14,506	463,031
First Bancorp (New York Stock Exchange)	55,412	1,013,485
First Bancorp, Inc. (The)	3,511	87,248
First Bancshares, Inc. (The)	12,000	311,760
First Bank	7,882	100,417
First Busey Corp.	20,650	499,936
First Business Financial Services, Inc.	2,521	93,252
First Commonwealth Financial Corp.	34,785	480,381
First Community Bankshares, Inc.	5,999	221,003
First Financial Bancorp	31,311	695,730
First Financial Bankshares, Inc.	47,876	1,413,778
First Financial Corp.	4,447	164,005
First Financial Northwest, Inc.	2,119	44,774
First Foundation, Inc.	18,945	124,090
First Internet Bancorp	2,192	59,228
First Interstate BancSystem, Inc., Class A	29,997	833,017
First Merchants Corp.	21,879	728,352
First Mid Bancshares, Inc.	8,862	291,382
First of Long Island Corp. (The)	7,486	75,010
First Western Financial, Inc.*	2,311	39,287
Five Star Bancorp	5,830	137,879
Flushing Financial Corp.	10,863	142,848
FS Bancorp, Inc.	2,131	77,675
Fulton Financial Corp.	56,162	953,631
FVCBankcorp, Inc.*	4,863	53,104
German American Bancorp, Inc.	11,545	408,116
Glacier Bancorp, Inc.	41,643	1,554,117
Great Southern Bancorp, Inc.	2,837	157,766
Greene County Bancorp, Inc. (x)	3,018	101,737
Guaranty Bancshares, Inc.	3,179	100,266
Hancock Whitney Corp.	31,446	1,504,062
Hanmi Financial Corp.	9,152	153,021
HarborOne Bancorp, Inc.	14,189	157,924
HBT Financial, Inc.	5,272	107,654
Heartland Financial USA, Inc.	15,829	703,599
Heritage Commerce Corp.	24,238	210,871
Heritage Financial Corp.	12,442	224,329
Hilltop Holdings, Inc.	18,057	564,823
Hingham Institution For Savings (The) (x)	608	108,759
Home Bancorp, Inc.	2,718	108,747
Home BancShares, Inc.	70,270	1,683,669
HomeStreet, Inc.	8,184	93,298
HomeTrust Bancshares, Inc.	5,129	154,024
Hope Bancorp, Inc.	40,751	437,666
Horizon Bancorp, Inc.	16,544	204,649
Independent Bank Corp.	8,141	219,807
Independent Bank Corp./MA	14,986	760,090
Independent Bank Group, Inc.	12,876	586,115
International Bancshares Corp.	19,813	1,133,502
Investar Holding Corp.	2,566	39,516
John Marshall Bancorp, Inc.	3,462	60,377
Kearny Financial Corp.	22,989	141,382
Lakeland Financial Corp.	8,230	506,310
LCNB Corp. (x)	4,234	58,895
LINKBANCORP, Inc.	5,760	35,251
Live Oak Bancshares, Inc.	12,283	430,642
Macatawa Bank Corp.	8,930	130,378
Mercantile Bank Corp.	6,145	249,303
Metrocity Bankshares, Inc.	5,787	152,777
Metropolitan Bank Holding Corp.*	3,629	152,745
Mid Penn Bancorp, Inc.	5,859	128,605
Middlefield Banc Corp.	2,152	51,756
Midland States Bancorp, Inc.	6,437	145,798
MidWestOne Financial Group, Inc.	5,756	129,452
MVB Financial Corp.	3,601	67,123
National Bank Holdings Corp., Class A	12,755	498,083
National Bankshares, Inc. (x)	2,006	56,730
NB Bancorp, Inc.*	14,492	218,539
NBT Bancorp, Inc.	15,301	590,619
New York Community Bancorp, Inc.	276,053	888,891
Nicolet Bankshares, Inc.	5,278	438,285
Northeast Bank	2,518	153,245
Northeast Community Bancorp, Inc.	3,969	70,728
Northfield Bancorp, Inc.	14,734	139,678
Northrim Bancorp, Inc.	2,019	116,375
Northwest Bancshares, Inc.	43,219	499,179
Norwood Financial Corp. (x)	2,363	59,973
Oak Valley Bancorp	2,324	58,030
OceanFirst Financial Corp.	21,685	344,575
OFG Bancorp	15,847	593,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Old National Bancorp	116,709	$2,006,228
Old Second Bancorp, Inc.	15,258	225,971
Orange County Bancorp, Inc.	1,589	84,026
Origin Bancorp, Inc.	10,642	337,564
Orrstown Financial Services, Inc. (x)	5,059	138,414
Pacific Premier Bancorp, Inc.	32,165	738,830
Park National Corp.	5,489	781,304
Parke Bancorp, Inc.	4,189	72,889
Pathward Financial, Inc.	8,842	500,192
PCB Bancorp	3,557	57,908
Peapack-Gladstone Financial Corp.	5,966	135,130
Peoples Bancorp of North Carolina, Inc.	1,258	36,734
Peoples Bancorp, Inc.	12,590	377,700
Peoples Financial Services Corp.	2,704	123,140
Pioneer Bancorp, Inc.*	4,694	46,987
Plumas Bancorp	1,750	62,965
Ponce Financial Group, Inc.*	6,041	55,215
Preferred Bank	4,333	327,098
Premier Financial Corp.	15,056	308,046
Primis Financial Corp.	7,730	81,010
Princeton Bancorp, Inc.	1,636	54,152
Provident Bancorp, Inc.*	3,919	39,935
Provident Financial Services, Inc.	40,765	584,978
QCR Holdings, Inc.	6,425	385,500
RBB Bancorp	6,633	124,767
Red River Bancshares, Inc.	1,736	83,311
Renasant Corp.	18,899	577,175
Republic Bancorp, Inc., Class A	2,838	152,145
S&T Bancorp, Inc.	13,344	445,556
Sandy Spring Bancorp, Inc.	17,441	424,863
Seacoast Banking Corp. of Florida	29,169	689,555
ServisFirst Bancshares, Inc.	18,171	1,148,225
Shore Bancshares, Inc.	11,215	128,412
Sierra Bancorp	4,969	111,206
Simmons First National Corp., Class A	41,058	721,800
SmartFinancial, Inc.	5,881	139,203
South Plains Financial, Inc.	4,627	124,929
Southern California Bancorp*	3,460	46,606
Southern First Bancshares, Inc.*	2,194	64,153
Southern Missouri Bancorp, Inc.	3,273	147,318
Southern States Bancshares, Inc.	2,405	65,272
Southside Bancshares, Inc.	10,626	293,384
SouthState Corp.	28,207	2,155,579
Stellar Bancorp, Inc.	18,805	431,763
Sterling Bancorp, Inc.*	7,391	38,655
Stock Yards Bancorp, Inc.	9,813	487,412
Texas Capital Bancshares, Inc.*	17,356	1,061,146
Third Coast Bancshares, Inc.*	3,514	74,743
Timberland Bancorp, Inc.	2,340	63,391
Tompkins Financial Corp.	5,384	263,278
Towne Bank	27,598	752,597
TriCo Bancshares	11,706	463,206
Triumph Financial, Inc.*	8,221	672,067
TrustCo Bank Corp.	6,132	176,418
Trustmark Corp.	19,846	596,174
UMB Financial Corp.	16,635	1,387,692
United Bankshares, Inc.	48,731	1,580,834
United Community Banks, Inc.	39,474	1,005,008
Unity Bancorp, Inc.	2,692	79,602
Univest Financial Corp.	10,793	246,404
USCB Financial Holdings, Inc.	3,404	43,673
Valley National Bancorp	156,399	1,091,665
Veritex Holdings, Inc.	18,074	381,181
Virginia National Bankshares Corp.	1,430	46,904
WaFd, Inc.	26,343	752,883
Washington Trust Bancorp, Inc.	6,319	173,204
WesBanco, Inc.	21,771	607,629
West Bancorp, Inc.	5,171	92,561
Westamerica Bancorp	8,864	430,170
WSFS Financial Corp.	20,204	949,588

		81,214,611

Capital Markets (1.4%)
AlTi Global, Inc. (x)*	14,733	76,759
Artisan Partners Asset Management, Inc., Class A	22,836	942,442
AssetMark Financial Holdings, Inc.*	8,503	293,779
B Riley Financial, Inc. (x)	7,245	127,802
BGC Group, Inc., Class A	123,134	1,022,012
Brightsphere Investment Group, Inc.	10,977	243,360
Cohen & Steers, Inc.	10,090	732,130
Diamond Hill Investment Group, Inc.	955	134,416
Donnelley Financial Solutions, Inc.*	9,516	567,344
Forge Global Holdings, Inc. (x)*	51,900	75,774
GCM Grosvenor, Inc., Class A	15,525	151,524
Hamilton Lane, Inc., Class A	13,971	1,726,536
MarketWise, Inc.	8,613	9,991
Moelis & Co., Class A	23,172	1,317,560
Open Lending Corp.*	35,653	198,944
P10, Inc., Class A	16,175	137,164
Patria Investments Ltd., Class A	20,855	251,511
Perella Weinberg Partners, Class A	21,070	342,387
Piper Sandler Cos.	6,406	1,474,469
PJT Partners, Inc., Class A	8,570	924,789
Silvercrest Asset Management Group, Inc., Class A	2,804	43,714
StepStone Group, Inc., Class A	20,199	926,932
StoneX Group, Inc.*	10,015	754,230
Value Line, Inc.	923	39,754
Victory Capital Holdings, Inc., Class A	15,096	720,532
Virtus Investment Partners, Inc.	2,569	580,209
WisdomTree, Inc.	52,270	517,996

		14,334,060

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	2,610	73,550
Bread Financial Holdings, Inc.	14,828	660,736
Consumer Portfolio Services, Inc. (x)*	3,414	33,457
Encore Capital Group, Inc.*	8,568	357,543
Enova International, Inc.*	9,724	605,319
FirstCash Holdings, Inc.	14,213	1,490,659
Green Dot Corp., Class A (x)*	16,842	159,157
LendingClub Corp.*	41,135	348,002
LendingTree, Inc.*	3,851	160,163
Medallion Financial Corp.	5,088	39,076
Moneylion, Inc.*	3,093	227,459
Navient Corp.	31,579	459,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Nelnet, Inc., Class A	5,378	$542,425
NerdWallet, Inc., Class A*	14,130	206,298
OppFi, Inc. (x)	4,687	15,889
PRA Group, Inc.*	14,313	281,394
PROG Holdings, Inc.	16,255	563,723
Regional Management Corp.	2,769	79,581
Upstart Holdings, Inc. (x)*	28,166	664,436
World Acceptance Corp.*	1,370	169,305

		7,137,962

Financial Services (2.5%)
Acacia Research Corp.*	16,560	82,966
Alerus Financial Corp.	6,790	133,152
A-Mark Precious Metals, Inc.	6,341	205,258
AvidXchange Holdings, Inc.*	62,499	753,738
Banco Latinoamericano de Comercio Exterior SA, Class E	10,300	305,601
Burford Capital Ltd.	72,604	947,482
Cannae Holdings, Inc.	22,376	405,901
Cantaloupe, Inc.*	19,298	127,367
Cass Information Systems, Inc.	4,511	180,756
Compass Diversified Holdings	24,923	545,564
Enact Holdings, Inc.	11,457	351,272
Essent Group Ltd.	38,153	2,143,817
Evertec, Inc.	23,750	789,688
Federal Agricultural Mortgage Corp., Class C	3,269	591,101
Flywire Corp.*	43,872	719,062
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (x)	40,785	1,207,236
I3 Verticals, Inc., Class A*	7,979	176,176
International Money Express, Inc.*	11,882	247,621
Jackson Financial, Inc., Class A	27,031	2,007,322
Marqeta, Inc., Class A*	172,455	945,053
Merchants Bancorp	6,755	273,848
Mr Cooper Group, Inc.*	23,667	1,922,470
NCR Atleos Corp.*	26,219	708,437
NewtekOne, Inc.	9,248	116,247
NMI Holdings, Inc., Class A*	28,817	980,931
Onity Group, Inc.*	1,967	47,169
Pagseguro Digital Ltd., Class A*	68,023	795,189
Payoneer Global, Inc.*	87,594	485,271
Paysafe Ltd.*	11,407	201,676
Paysign, Inc.*	14,452	62,288
PennyMac Financial Services, Inc.	10,181	963123
Priority Technology Holdings, Inc.*	8,166	43,116
Radian Group, Inc.	52,541	1,634,025
Remitly Global, Inc.*	52,325	634,179
Repay Holdings Corp., Class A*	32,406	342,207
Sezzle, Inc.*	1,226	108,158
StoneCo Ltd., Class A*	103,081	1,235,941
SWK Holdings Corp. (x)*	1,367	23,225
Velocity Financial, Inc. (x)*	3,810	68,313
Walker & Dunlop, Inc.	11,806	1,159,349
Waterstone Financial, Inc.	6,123	78,313

		24,749,608

Insurance (1.7%)
Ambac Financial Group, Inc.*	16,160	207,171
American Coastal Insurance Corp. (x)*	9,007	95,024
AMERISAFE, Inc.	7,455	327,200
Baldwin Insurance Group, Inc. (The), Class A*	23,933	848,903
CNO Financial Group, Inc.	38,257	1,060,484
Crawford & Co., Class A	7,265	62,770
Donegal Group, Inc., Class A	6,779	87,313
Employers Holdings, Inc.	8,836	376,679
Enstar Group Ltd.*	4,634	1,416,614
F&G Annuities & Life, Inc.	6,573	250,103
Fidelis Insurance Holdings Ltd.	18,331	298,979
Genworth Financial, Inc., Class A*	153,690	928,288
GoHealth, Inc., Class A*	979	9,516
Goosehead Insurance, Inc., Class A*	8,334	478,705
Greenlight Capital Re Ltd., Class A*	9,960	130,476
Hamilton Insurance Group Ltd., Class B*	7,547	125,657
HCI Group, Inc.	2,839	261,671
Heritage Insurance Holdings, Inc.*	8,993	63,670
Hippo Holdings, Inc. (x)*	6,746	115,964
Horace Mann Educators Corp.	14,068	458,898
Investors Title Co.	577	103,935
James River Group Holdings Ltd.	14,056	108,653
Kingsway Financial Services, Inc. (x)*	6,048	49,835
Lemonade, Inc. (x)*	18,812	310,398
Maiden Holdings Ltd. (x)*	25,516	52,563
MBIA, Inc. (x)	18,866	103,574
Mercury General Corp.	10,206	542,347
National Western Life Group, Inc., Class A	806	400,534
NI Holdings, Inc.*	3,566	54,560
Oscar Health, Inc., Class A*	70,642	1,117,556
Palomar Holdings, Inc.*	8,675	703,976
ProAssurance Corp.*	19,294	235,773
Root, Inc., Class A*	3,333	172,016
Safety Insurance Group, Inc.	4,990	374,400
Selective Insurance Group, Inc.	22,281	2,090,626
Selectquote, Inc.*	47,069	129,910
SiriusPoint Ltd.*	36,045	439,749
Skyward Specialty Insurance Group, Inc.*	13,598	491,976
Stewart Information Services Corp.	8,913	553,319
Tiptree, Inc., Class A	8,484	139,901
Trupanion, Inc. (x)*	13,405	394,107
United Fire Group, Inc.	8,467	181,956
Universal Insurance Holdings, Inc.	8,050	151,018

		16,506,767

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AFC Gamma, Inc. (REIT)	7,494	91,427
AG Mortgage Investment Trust, Inc. (REIT)	9,124	60,583
Angel Oak Mortgage REIT, Inc. (REIT)	5,527	72,404
Apollo Commercial Real Estate Finance, Inc. (REIT)	52,776	516,677
Arbor Realty Trust, Inc. (REIT) (x)	60,935	874,417
Ares Commercial Real Estate Corp. (REIT) (x)	19,673	130,825
ARMOUR Residential REIT, Inc. (REIT) (x)	17,977	348,394
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	65,011	1,132,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

BrightSpire Capital, Inc. (REIT), Class A	49,606	$282,754
Chicago Atlantic Real Estate Finance, Inc. (REIT)	6,226	95,631
Chimera Investment Corp. (REIT)	28,297	362,202
Claros Mortgage Trust, Inc. (REIT)	33,551	269,079
Dynex Capital, Inc. (REIT)	22,975	274,322
Ellington Financial, Inc. (REIT) (x)	29,769	359,610
Franklin BSP Realty Trust, Inc. (REIT)	30,792	387,979
Granite Point Mortgage Trust, Inc. (REIT)	20,240	60,113
Invesco Mortgage Capital, Inc. (REIT) (x)	18,335	171,799
KKR Real Estate Finance Trust, Inc. (REIT)	21,477	194,367
Ladder Capital Corp. (REIT)	44,896	506,876
MFA Financial, Inc. (REIT)	39,818	423,664
New York Mortgage Trust, Inc. (REIT)	35,223	205,702
Nexpoint Real Estate Finance, Inc. (REIT)	3,835	52,616
Orchid Island Capital, Inc. (REIT) (x)	19,666	164,014
PennyMac Mortgage Investment Trust (REIT)	33,072	454,740
Ready Capital Corp. (REIT) (x)	60,560	495,381
Redwood Trust, Inc. (REIT)	47,252	306,665
Seven Hills Realty Trust (REIT)	3,875	49,135
TPG RE Finance Trust, Inc. (REIT)	21,593	186,564
Two Harbors Investment Corp. (REIT)	38,388	507,105

		9,037,537

Total Financials		152,980,545

Health Care (15.3%)
Biotechnology (7.8%)
2seventy bio, Inc. (x)*	18,100	69,685
4D Molecular Therapeutics, Inc.*	17,143	359,832
89bio, Inc.*	27,982	224,136
Aadi Bioscience, Inc.*	386	564
Absci Corp.*	37,010	113,991
ACADIA Pharmaceuticals, Inc.*	44,082	716,332
ACELYRIN, Inc.*	25,604	112,914
Achieve Life Sciences, Inc.*	8,730	41,031
Acrivon Therapeutics, Inc.*	2,879	16,698
Actinium Pharmaceuticals, Inc. (x)*	7,782	57,587
Acumen Pharmaceuticals, Inc.*	10,500	25,410
ADC Therapeutics SA*	25,171	79,540
Adicet Bio, Inc.*	1,182	1,430
ADMA Biologics, Inc.*	82,190	918,884
Adverum Biotechnologies, Inc.*	5,293	36,310
Aerovate Therapeutics, Inc. (x)*	4,707	7,814
Agenus, Inc. (x)*	8,797	147,350
Agios Pharmaceuticals, Inc.*	20,114	867,316
Akebia Therapeutics, Inc.*	79,320	80,906
Akero Therapeutics, Inc.*	24,575	576,530
Aldeyra Therapeutics, Inc.*	23,912	79,149
Alector, Inc.*	30,584	138,851
Alkermes plc*	3,275	78,928
Alkermes plc*	57,627	1,388,811
Allogene Therapeutics, Inc. (x)*	47,650	111,025
Altimmune, Inc. (x)*	23,397	155,590
ALX Oncology Holdings, Inc.*	19,676	118,646
Amicus Therapeutics, Inc.*	106,159	1,053,097
AnaptysBio, Inc.*	7,069	177,149
Anavex Life Sciences Corp. (x)*	31,952	134,837
Anika Therapeutics, Inc.*	5,232	132,527
Annexon, Inc.*	32,026	156,927
Apogee Therapeutics, Inc.*	13,214	519,971
Applied Therapeutics, Inc.*	34,946	163,198
Arbutus Biopharma Corp.*	54,964	169,839
Arcellx, Inc.*	15,321	845,566
Arcturus Therapeutics Holdings, Inc.*	8,585	209,045
Arcus Biosciences, Inc.*	20,538	312,794
Arcutis Biotherapeutics, Inc. (x)*	38,470	357,771
Ardelyx, Inc.*	84,286	624,559
ArriVent Biopharma, Inc.*	4,593	85,200
Arrowhead Pharmaceuticals, Inc.*	43,263	1,124,405
ARS Pharmaceuticals, Inc. (x)*	17,403	148,100
Astria Therapeutics, Inc.*	16,267	148,030
Atossa Therapeutics, Inc.*	32,246	38,373
Aura Biosciences, Inc.*	15,079	113,997
Aurinia Pharmaceuticals, Inc.*	52,890	302,002
Avid Bioservices, Inc.*	21,817	155,773
Avidity Biosciences, Inc.*	36,616	1,495,764
Avita Medical, Inc. (x)*	6,276	49,706
Beam Therapeutics, Inc.*	27,255	638,585
BioAtla, Inc.*	1,114	1,526
BioCryst Pharmaceuticals, Inc.*	74,774	462,103
Biohaven Ltd.*	27,234	945,292
Biomea Fusion, Inc. (x)*	9,400	42,300
BioVie, Inc., Class A*	750	300
Bioxcel Therapeutics, Inc.*	421	539
Black Diamond Therapeutics, Inc.*	15,407	71,797
Bluebird Bio, Inc. (x)*	64,458	63,440
Blueprint Medicines Corp.*	22,785	2,455,767
Boundless Bio, Inc.*	1,571	6,080
Bridgebio Pharma, Inc.*	50,922	1,289,854
C4 Therapeutics, Inc.*	26,033	120,272
Cabaletta Bio, Inc.*	14,889	111,370
Candel Therapeutics, Inc.*	3,862	23,944
Capricor Therapeutics, Inc.*	6,499	31,000
Cardiff Oncology, Inc.*	10,072	22,360
CareDx, Inc.*	17,968	279,043
Cargo Therapeutics, Inc.*	7,022	115,301
Caribou Biosciences, Inc.*	27,446	45,011
Carisma Therapeutics, Inc.*	1,478	2,247
Cartesian Therapeutics, Inc. (x)*	3,744	101,125
Catalyst Pharmaceuticals, Inc.*	41,225	638,575
Celcuity, Inc.*	8,517	139,508
Celldex Therapeutics, Inc.*	23,411	866,441
Century Therapeutics, Inc. (x)*	13,935	35,534
CervoMed, Inc.*	1,383	23,677
CG oncology, Inc. (x)*	8,172	257,990
Cibus, Inc., Class A*	5,659	55,741
Cogent Biosciences, Inc.*	31,405	264,744
Coherus Biosciences, Inc. (x)*	42,317	73,208
Compass Therapeutics, Inc.*	22,784	22,784
Corbus Pharmaceuticals Holdings, Inc.*	3,790	171,498
Crinetics Pharmaceuticals, Inc.*	28,195	1,262,854
Cue Biopharma, Inc.*	1,010	1,252
Cullinan Therapeutics, Inc.*	14,030	244,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Cytokinetics, Inc.*	40,461	$2,192,177
Day One Biopharmaceuticals, Inc.*	19,478	268,407
Denali Therapeutics, Inc.*	45,050	1,046,061
Design Therapeutics, Inc.*	10,678	35,771
Dianthus Therapeutics, Inc.*	8,632	223,396
Disc Medicine, Inc.*	5,958	268,527
Dynavax Technologies Corp.*	48,947	549,675
Dyne Therapeutics, Inc.*	29,258	1,032,515
Editas Medicine, Inc.*	31,004	144,789
Elevation Oncology, Inc.*	11,877	32,068
Eliem Therapeutics, Inc.*	2,936	20,875
Enanta Pharmaceuticals, Inc.*	5,140	66,666
Entrada Therapeutics, Inc.*	8,856	126,198
Erasca, Inc.*	45,429	107,212
Fate Therapeutics, Inc.*	33,964	111,402
Fennec Pharmaceuticals, Inc.*	5,733	35,029
Fibrobiologics, Inc.*	4,726	23,583
Foghorn Therapeutics, Inc.*	8,164	46,943
G1 Therapeutics, Inc.*	12,686	28,924
Galectin Therapeutics, Inc.*	4,708	10,640
Genelux Corp.*	572	1,115
Generation Bio Co.*	15,091	42,557
Geron Corp.*	205,258	870,294
Greenwich Lifesciences, Inc.*	1,876	32,380
Gyre Therapeutics, Inc.*	2,257	26,926
Halozyme Therapeutics, Inc.*	45,030	2,357,771
Heron Therapeutics, Inc. (x)*	45,000	157,500
HilleVax, Inc. (x)*	10,523	152,163
Humacyte, Inc. (x)*	29,558	141,878
Ideaya Biosciences, Inc.*	27,105	951,657
IGM Biosciences, Inc. (x)*	7,775	53,414
Immuneering Corp., Class A*	1,124	1,439
ImmunityBio, Inc. (x)*	49,054	310,021
Immunome, Inc.*	18,623	225,338
Immunovant, Inc.*	20,897	551,681
Inhibrx Biosciences, Inc.*	6,926	98,141
Inmune Bio, Inc.*	3,101	27,351
Inovio Pharmaceuticals, Inc.*	9,243	74,683
Inozyme Pharma, Inc. (x)*	13,343	59,510
Insmed, Inc.*	56,258	3,769,286
Intellia Therapeutics, Inc.*	34,965	782,517
Invivyd, Inc.*	19,854	21,839
Iovance Biotherapeutics, Inc.*	89,097	714,558
Ironwood Pharmaceuticals, Inc., Class A*	49,985	325,902
iTeos Therapeutics, Inc.*	10,456	155,167
Janux Therapeutics, Inc.*	10,166	425,854
Jasper Therapeutics, Inc.*	3,679	83,513
KalVista Pharmaceuticals, Inc. (x)*	12,599	148,416
Karyopharm Therapeutics, Inc.*	2,662	2,310
Keros Therapeutics, Inc.*	10,684	488,259
Kiniksa Pharmaceuticals International plc, Class A*	13,035	243,363
Kodiak Sciences, Inc.*	8,097	19,028
Korro Bio, Inc.*	2,394	81,085
Krystal Biotech, Inc.*	8,983	1,649,638
Kura Oncology, Inc.*	25,335	521,648
Kymera Therapeutics, Inc.*	15,673	467,839
Kyverna Therapeutics, Inc.*	11,179	83,843
Larimar Therapeutics, Inc. (x)*	16,226	117,638
LENZ Therapeutics, Inc. (x)	5,019	86,779
Lexeo Therapeutics, Inc. (x)*	5,538	88,830

Lexicon Pharmaceuticals, Inc. (x)*	66,965	112,501
Lineage Cell Therapeutics, Inc. (x)*	39,201	39,095
Lyell Immunopharma, Inc. (x)*	70,665	102,464
MacroGenics, Inc.*	21,684	92,157
Madrigal Pharmaceuticals, Inc.*	6,352	1,779,576
MannKind Corp.*	100,328	523,712
MeiraGTx Holdings plc (x)*	15,340	64,581
Mersana Therapeutics, Inc.*	41,090	82,591
Metagenomi, Inc.*	1,654	6,748
MiMedx Group, Inc.*	44,755	310,152
Mineralys Therapeutics, Inc.*	10,857	127,027
Mirum Pharmaceuticals, Inc.*	14,169	484,438
Monte Rosa Therapeutics, Inc.*	10,571	39,536
Morphic Holding, Inc.*	13,768	469,076
Myriad Genetics, Inc.*	32,433	793,311
Neurogene, Inc.*	3,601	131,040
Nkarta, Inc.*	20,918	123,625
Novavax, Inc.*	51,256	648,901
Nurix Therapeutics, Inc.*	21,942	457,930
Nuvalent, Inc., Class A*	11,583	878,686
Nuvectis Pharma, Inc.*	249	1,576
Ocugen, Inc.*	105,173	163,018
Olema Pharmaceuticals, Inc.*	15,282	165,351
Omega Therapeutics, Inc.*	532	1,101
Organogenesis Holdings, Inc., Class A*	36,158	101,242
ORIC Pharmaceuticals, Inc.*	24,153	170,762
Outlook Therapeutics, Inc. (x)*	1,936	14,288
Ovid therapeutics, Inc.*	14,887	11,451
PDL BioPharma, Inc.(r)*	24,135	—
PepGen, Inc.*	6,143	98,042
Perspective Therapeutics, Inc.*	17,333	172,810
Poseida Therapeutics, Inc., Class A*	23,898	69,782
Praxis Precision Medicines, Inc.*	6,237	257,962
Precigen, Inc. (x)*	56,823	89,780
Prelude Therapeutics, Inc.*	2,475	9,430
Prime Medicine, Inc. (x)*	21,625	111,153
ProKidney Corp., Class A (x)*	35,381	87,037
Protagonist Therapeutics, Inc.*	21,191	734,268
Protalix BioTherapeutics, Inc.*	712	833
Prothena Corp. plc*	16,361	337,691
PTC Therapeutics, Inc.*	27,595	843,855
Puma Biotechnology, Inc.*	10,526	34,315
Pyxis Oncology, Inc.*	16,902	55,946
Q32 Bio, Inc.*	2,126	38,162
Rallybio Corp.*	702	941
RAPT Therapeutics, Inc.*	11,485	35,029
Recursion Pharmaceuticals, Inc., Class A (x)*	74,934	562,005
REGENXBIO, Inc.*	15,852	185,468
Regulus Therapeutics, Inc.*	15,966	28,499
Relay Therapeutics, Inc.*	35,524	231,616
Reneo Pharmaceuticals, Inc.*	235	355
Renovaro, Inc.*	24,572	43,001
Replimune Group, Inc.*	16,740	150,660
REVOLUTION Medicines, Inc.*	55,210	2,142,700
Rhythm Pharmaceuticals, Inc.*	19,860	815,452
Rigel Pharmaceuticals, Inc.*	4,272	35,116
Rocket Pharmaceuticals, Inc.*	23,463	505,158
Sage Therapeutics, Inc.*	20,144	218,764
Sana Biotechnology, Inc.*	53,240	290,690
Savara, Inc. (x)*	34,161	137,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Scholar Rock Holding Corp.*	22,408	$186,659
Sera Prognostics, Inc., Class A*	8,701	51,510
Shattuck Labs, Inc.*	13,740	53,036
Skye Bioscience, Inc.*	7,366	59,002
Soleno Therapeutics, Inc.*	7,982	325,666
Solid Biosciences, Inc.*	11,028	62,529
SpringWorks Therapeutics, Inc.*	24,409	919,487
Spyre Therapeutics, Inc.*	12,541	294,839
Stoke Therapeutics, Inc.*	12,763	172,428
Summit Therapeutics, Inc. (x)*	33,725	263,055
Sutro Biopharma, Inc.*	27,671	81,076
Syndax Pharmaceuticals, Inc.*	29,855	612,923
Tango Therapeutics, Inc. (x)*	17,556	150,630
Taysha Gene Therapies, Inc.*	65,859	147,524
Tenaya Therapeutics, Inc.*	17,769	55,084
TG Therapeutics, Inc.*	51,274	912,164
Tourmaline Bio, Inc.	9,043	116,293
Travere Therapeutics, Inc. (x)*	25,990	213,638
TScan Therapeutics, Inc.*	12,278	71,826
Twist Bioscience Corp.*	20,857	1,027,833
Tyra Biosciences, Inc. (x)*	7,639	122,148
UroGen Pharma Ltd. (x)*	11,995	201,276
Vanda Pharmaceuticals, Inc.*	23,373	132,057
Vaxcyte, Inc.*	39,572	2,988,082
Vera Therapeutics, Inc., Class A*	13,651	493,893
Veracyte, Inc.*	27,153	588,406
Verastem, Inc.*	6,565	19,564
Vericel Corp.*	17,695	811,847
Verve Therapeutics, Inc. (x)*	27,877	136,040
Vir Biotechnology, Inc.*	32,745	291,431
Viridian Therapeutics, Inc.*	22,652	294,703
Voyager Therapeutics, Inc.*	16,308	128,996
Werewolf Therapeutics, Inc.*	7,501	18,302
X4 Pharmaceuticals, Inc.*	42,913	24,890
XBiotech, Inc.*	4,587	23,577
Xencor, Inc.*	20,832	394,350
XOMA Corp.*	2,449	58,017
Y-mAbs Therapeutics, Inc. (x)*	13,626	164,602
Zentalis Pharmaceuticals, Inc.*	20,602	84,262
Zura Bio Ltd., Class A (x)*	13,977	48,920
Zymeworks, Inc.*	19,873	169,119

		77,907,433

Health Care Equipment & Supplies (3.1%)
Accuray, Inc.*	23,288	42,384
Alphatec Holdings, Inc.*	36,136	377,621
AngioDynamics, Inc.*	15,027	90,913
Artivion, Inc.*	13,969	358,305
AtriCure, Inc.*	17,598	400,706
Atrion Corp.	483	218,524
Avanos Medical, Inc.*	16,687	332,405
Axogen, Inc.*	14,735	106,681
Axonics, Inc.*	18,466	1,241,469
Bioventus, Inc., Class A*	13,440	77,280
Cerus Corp.*	53,157	93,556
CONMED Corp.	11,041	765,362
Cutera, Inc.*	377	569
CVRx, Inc. (x)*	7,342	88,031
Embecta Corp.	21,745	271,812
Fractyl Health, Inc.*	3,626	15,483
Glaukos Corp.*	17,734	2,098,819
Haemonetics Corp.*	17,917	1,482,273

ICU Medical, Inc.*	7,757	921,144
Inari Medical, Inc.*	19,419	935,025
Inmode Ltd.*	29,354	535,417
Inogen, Inc.*	10,014	81,414
Integer Holdings Corp.*	12,084	1,399,206
Integra LifeSciences Holdings Corp.*	24,805	722,818
iRadimed Corp.	2,651	116,485
iRhythm Technologies, Inc.*	11,598	1,248,409
Lantheus Holdings, Inc.*	24,620	1,976,740
LeMaitre Vascular, Inc.	7,433	611,587
LivaNova plc*	18,531	1,015,869
LivaNova plc*	948	51,969
Merit Medical Systems, Inc.*	20,688	1,778,134
Neogen Corp.*	79,001	1,234,786
NeuroPace, Inc.*	4,251	32,138
Nevro Corp.*	14,774	124,397
Novocure Ltd.*	38,578	660,841
Omnicell, Inc.*	17,296	468,203
OraSure Technologies, Inc.*	31,076	132,384
Orchestra BioMed Holdings, Inc. (x)*	8,013	65,306
Orthofix Medical, Inc.*	11,857	157,224
OrthoPediatrics Corp.*	5,701	163,961
Paragon 28, Inc.*	18,618	127,347
PROCEPT BioRobotics Corp.*	15,063	920,199
Pulmonx Corp.*	13,267	84,113
Pulse Biosciences, Inc. (x)*	10,080	112,795
RxSight, Inc.*	12,359	743,641
Sanara Medtech, Inc. (x)*	1,408	39,734
Semler Scientific, Inc. (x)*	2,707	93,121
SI-BONE, Inc.*	14,624	189,088
Sight Sciences, Inc.*	11,662	77,786
Silk Road Medical, Inc.*	13,930	376,667
STAAR Surgical Co.*	18,526	882,023
Stereotaxis, Inc.*	13,764	25,050
Surmodics, Inc.*	4,851	203,936
Tactile Systems Technology, Inc.*	8,232	98,290
Tandem Diabetes Care, Inc.*	23,478	945,929
Tela Bio, Inc.*	953	4,479
TransMedics Group, Inc.*	11,625	1,750,957
Treace Medical Concepts, Inc.*	17,661	117,446
UFP Technologies, Inc.*	2,580	680,785
Utah Medical Products, Inc.	1,290	86,185
Varex Imaging Corp.*	14,432	212,583
Zimvie, Inc.*	9,481	173,028
Zynex, Inc. (x)*	7,303	68,064

		30,508,896

Health Care Providers & Services (2.5%)
Accolade, Inc.*	25,555	91,487
AdaptHealth Corp., Class A*	36,739	367,390
Addus HomeCare Corp.*	5,752	667,865
agilon health, Inc.*	111,685	730,420
AirSculpt Technologies, Inc. (x)*	3,879	15,516
Alignment Healthcare, Inc.*	36,259	283,545
AMN Healthcare Services, Inc.*	13,467	689,914
Astrana Health, Inc.*	15,759	639,185
Aveanna Healthcare Holdings, Inc.*	29,672	81,895
BrightSpring Health Services, Inc. (x)*	19,679	223,553
Brookdale Senior Living, Inc.*	67,974	464,262
Castle Biosciences, Inc.*	9,092	197,933
Community Health Systems, Inc.*	44,553	149,698
CorVel Corp.*	3,215	817,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Cross Country Healthcare, Inc.*	12,385	$171,408
DocGo, Inc. (x)*	34,241	105,805
Enhabit, Inc.*	17,185	153,290
Ensign Group, Inc. (The)	20,062	2,481,469
Fulgent Genetics, Inc.*	7,022	137,772
GeneDx Holdings Corp., Class A*	4,972	129,968
Guardant Health, Inc.*	42,748	1,234,562
HealthEquity, Inc.*	30,683	2,644,875
Hims & Hers Health, Inc.*	68,762	1,388,305
InfuSystem Holdings, Inc.*	4,535	30,974
Innovage Holding Corp. (x)*	9,312	46,187
Joint Corp. (The)*	4,026	56,606
LifeStance Health Group, Inc. (x)*	42,299	207,688
ModivCare, Inc.*	4,349	114,118
Nano-X Imaging Ltd. (x)*	18,500	135,790
National HealthCare Corp.	4,365	473,166
National Research Corp.	4,891	112,248
NeoGenomics, Inc.*	47,705	661,668
OPKO Health, Inc. (x)*	122,392	152,990
Option Care Health, Inc.*	63,110	1,748,147
Owens & Minor, Inc.*	28,146	379,971
PACS Group, Inc.*	8,888	262,196
Patterson Cos., Inc.	29,350	707,922
Pediatrix Medical Group, Inc.*	31,472	237,614
Pennant Group, Inc. (The)*	10,145	235,263
Performant Financial Corp.*	20,135	58,391
PetIQ, Inc., Class A*	9,496	209,482
Privia Health Group, Inc.*	38,852	675,248
Progyny, Inc.*	29,851	854,037
Quipt Home Medical Corp.*	10,075	32,441
RadNet, Inc.*	23,999	1,414,021
Select Medical Holdings Corp.	38,748	1,358,505
Sonida Senior Living, Inc.*	1,155	31,762
Surgery Partners, Inc.*	27,592	656,414
Talkspace, Inc.*	43,536	100,133
US Physical Therapy, Inc.	5,266	486,684
Viemed Healthcare, Inc.*	8,523	55,826

		25,363,087

Health Care Technology (0.3%)
Definitive Healthcare Corp., Class A*	20,198	110,281
Evolent Health, Inc., Class A*	43,182	825,640
Health Catalyst, Inc.*	20,801	132,918
HealthStream, Inc.	8,592	239,717
LifeMD, Inc.*	8,975	61,569
OptimizeRx Corp.*	5,483	54,830
Phreesia, Inc.*	19,308	409,330
Schrodinger, Inc.*	20,287	392,351
Simulations Plus, Inc.	5,957	289,629
Teladoc Health, Inc.*	61,789	604,296

		3,120,561

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp. (x)*	43,370	156,999
Akoya Biosciences, Inc. (x)*	7,330	17,152
BioLife Solutions, Inc.*	12,320	264,018
ChromaDex Corp.*	15,759	43,022
Codexis, Inc.*	18,751	58,128
Conduit Pharmaceuticals, Inc.*	5,928	6,284
CryoPort, Inc.*	16,161	111,673

Cytek Biosciences, Inc.*	42,877	239,254
Harvard Bioscience, Inc.*	9,767	27,836
Lifecore Biomedical, Inc.*	5,291	27,143
Maravai LifeSciences Holdings, Inc., Class A*	40,045	286,722
MaxCyte, Inc.*	36,921	144,730
Mesa Laboratories, Inc.	1,811	157,140
Nautilus Biotechnology, Inc., Class A*	13,722	32,109
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	32,408	121,530
Pacific Biosciences of California, Inc. (x)*	98,167	134,489
Quanterix Corp.*	12,641	166,988
Quantum-Si, Inc. (x)*	24,302	25,517
Standard BioTools, Inc.*	108,617	192,252

		2,212,986

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc.*	1,513	1,664
Alimera Sciences, Inc.*	12,144	67,521
Alto Neuroscience, Inc.*	3,274	34,999
Amneal Pharmaceuticals, Inc.*	54,504	346,100
Amphastar Pharmaceuticals, Inc.*	13,960	558,400
ANI Pharmaceuticals, Inc.*	6,680	425,382
Aquestive Therapeutics, Inc.*	32,953	85,678
Arvinas, Inc.*	23,285	619,847
Atea Pharmaceuticals, Inc.*	20,156	66,716
Avadel Pharmaceuticals plc (ADR)*	33,502	471,038
Axsome Therapeutics, Inc. (x)*	13,196	1,062,278
Biote Corp., Class A*	9,534	71,219
Bright Green Corp.*	3,767	954
Cassava Sciences, Inc. (x)*	15,178	187,448
Collegium Pharmaceutical, Inc.*	11,661	375,484
Collegium Pharmaceutical, Inc.*	500	16,100
Contineum Therapeutics, Inc., Class A*	2,479	43,655
Corcept Therapeutics, Inc.*	29,301	951,990
CorMedix, Inc. (x)*	14,833	64,227
Edgewise Therapeutics, Inc.*	26,316	473,951
Enliven Therapeutics, Inc. (x)*	12,742	297,781
Esperion Therapeutics, Inc.*	71,685	159,141
Evolus, Inc.*	18,273	198,262
EyePoint Pharmaceuticals, Inc. (x)*	21,574	187,694
Fulcrum Therapeutics, Inc.*	23,107	143,263
Harmony Biosciences Holdings, Inc.*	11,448	345,386
Harrow, Inc. (x)*	10,710	223,732
Innoviva, Inc.*	21,505	352,682
Ligand Pharmaceuticals, Inc.*	6,230	524,940
Liquidia Corp. (x)*	22,100	265,200
Longboard Pharmaceuticals, Inc. (x)*	10,792	291,708
MediWound Ltd.*	2,009	31,180
Mind Medicine MindMed, Inc.*	26,104	188,210
Nektar Therapeutics*	62,243	77,181
Neumora Therapeutics, Inc.*	30,369	298,527
Nuvation Bio, Inc.*	58,838	171,807
Ocular Therapeutix, Inc. (x)*	56,360	385,502
Omeros Corp. (x)*	15,199	61,708
Pacira BioSciences, Inc.*	17,069	488,344
Phathom Pharmaceuticals, Inc. (x)*	13,340	137,402
Phibro Animal Health Corp., Class A	6,551	109,860
Pliant Therapeutics, Inc.*	21,126	227,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Prestige Consumer Healthcare, Inc.*	17,909	$1,233,035
Revance Therapeutics, Inc. (x)*	34,849	89,562
Scilex Holding Co. (r)(x)*	21,853	31,632
scPharmaceuticals, Inc.*	7,210	31,364
SIGA Technologies, Inc.	18,404	139,686
Supernus Pharmaceuticals, Inc.*	18,731	501,054
Tarsus Pharmaceuticals, Inc.*	13,341	362,608
Telomir Pharmaceuticals, Inc.*	1,461	7,028
Terns Pharmaceuticals, Inc.*	21,728	147,968
Theravance Biopharma, Inc. (x)*	12,954	109,850
Third Harmonic Bio, Inc. (x)*	7,515	97,695
Trevi Therapeutics, Inc. (x)*	17,195	51,241
Ventyx Biosciences, Inc. (x)*	15,732	36,341
Verrica Pharmaceuticals, Inc. (x)*	8,972	65,406
WaVe Life Sciences Ltd.*	24,369	121,601
WaVe Life Sciences Ltd.*	2,210	11,028
Xeris Biopharma Holdings, Inc.*	52,215	117,484
Zevra Therapeutics, Inc. (x)*	12,450	61,005

		14,306,854

Total Health Care		153,419,817

Industrials (15.3%)
Aerospace & Defense (1.0%)
AAR Corp.*	12,638	918,783
AeroVironment, Inc.*	9,491	1,728,880
AerSale Corp.*	15,761	109,066
Archer Aviation, Inc., Class A (x)*	84,840	298,637
Astronics Corp.*	10,032	200,941
Byrna Technologies, Inc.*	6,183	61,706
Cadre Holdings, Inc.	9,497	318,719
Ducommun, Inc.*	4,992	289,835
Eve Holding, Inc. (x)*	8,279	33,530
Intuitive Machines, Inc.*	21,860	72,138
Kratos Defense & Security Solutions, Inc.*	53,783	1,076,198
Leonardo DRS, Inc.*	23,504	599,587
Mercury Systems, Inc.*	19,898	537,047
Moog, Inc., Class A	10,379	1,736,407
National Presto Industries, Inc.	1,753	131,703
Park Aerospace Corp.	5,487	75,062
Redwire Corp. (x)*	11,241	80,598
Rocket Lab USA, Inc. (x)*	121,541	583,397
Terran Orbital Corp. (x)*	39,598	32,470
Triumph Group, Inc.*	23,362	360,008
V2X, Inc.*	4,274	204,981
Virgin Galactic Holdings, Inc. (x)*	13,299	112,111
VirTra, Inc.*	2,724	20,948

		9,582,752

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	19,311	267,844
Forward Air Corp. (x)	9,429	179,528
Hub Group, Inc., Class A	22,071	950,156
Radiant Logistics, Inc.*	11,514	65,515

		1,463,043

Building Products (1.3%)
American Woodmark Corp.*	5,885	462,561
Apogee Enterprises, Inc.	7,632	479,557
AZZ, Inc.	10,999	849,673
Caesarstone Ltd.*	4,747	23,735

Caesarstone Ltd.*	195	975
CSW Industrials, Inc.	5,588	1,482,552
Gibraltar Industries, Inc.*	11,017	755,215
Griffon Corp.	14,108	900,937
Insteel Industries, Inc.	6,814	210,961
Janus International Group, Inc.*	51,264	647,464
JELD-WEN Holding, Inc.*	30,640	412,721
Masterbrand, Inc.*	44,445	652,453
Quanex Building Products Corp.	12,481	345,100
Resideo Technologies, Inc.*	53,108	1,038,793
Tecnoglass, Inc.	8,140	408,465
UFP Industries, Inc.	21,966	2,460,192
Zurn Elkay Water Solutions Corp.	52,123	1,532,416

		12,663,770

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	23,026	1,164,425
ACCO Brands Corp.	32,366	152,120
ACV Auctions, Inc., Class A*	53,656	979,222
Aris Water Solutions, Inc., Class A	10,312	161,589
Bridger Aerospace Group Holdings, Inc.*	1,791	6,698
BrightView Holdings, Inc.*	15,494	206,070
Brink’s Co. (The)	16,315	1,670,656
Casella Waste Systems, Inc., Class A*	20,665	2,050,381
CECO Environmental Corp.*	10,789	311,263
Cimpress plc*	6,702	587,162
CompX International, Inc.	873	21,537
CoreCivic, Inc.*	40,937	531,362
Deluxe Corp.	16,566	372,072
Driven Brands Holdings, Inc.*	21,679	275,974
Ennis, Inc.	8,621	188,714
Enviri Corp.*	29,055	250,745
GEO Group, Inc. (The)*	45,260	649,934
Healthcare Services Group, Inc.*	25,998	275,059
HNI Corp.	16,932	762,279
Interface, Inc., Class A	21,164	310,687
LanzaTech Global, Inc. (x)*	46,859	86,689
Li-Cycle Holdings Corp.*	423	2,762
Liquidity Services, Inc.*	6,737	134,605
Matthews International Corp., Class A	10,748	269,237
MillerKnoll, Inc.	25,672	680,051
Montrose Environmental Group, Inc.*	11,173	497,869
NL Industries, Inc.	3,964	23,903
OPENLANE, Inc.*	38,849	644,505
Perma-Fix Environmental Services, Inc.*	3,174	32,153
Pitney Bowes, Inc.	58,999	299,715
Quad/Graphics, Inc.	11,929	65,013
Quest Resource Holding Corp.*	4,001	35,209
Steelcase, Inc., Class A	34,586	448,235
UniFirst Corp.	5,389	924,375
Viad Corp.*	7,550	256,700
Virco Mfg. Corp.	5,832	81,298
VSE Corp.	4,999	441,312

		15,851,580

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	12,393	357,042
Arcosa, Inc.	17,574	1,465,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Argan, Inc.	4,566	$334,049
Bowman Consulting Group Ltd., Class A*	4,322	137,396
Centuri Holdings, Inc.*	5,541	107,939
Concrete Pumping Holdings, Inc.*	11,129	66,885
Construction Partners, Inc., Class A*	15,589	860,669
Dycom Industries, Inc.*	10,190	1,719,664
Fluor Corp.*	61,932	2,697,139
Granite Construction, Inc.	15,796	978,878
Great Lakes Dredge & Dock Corp.*	23,769	208,692
IES Holdings, Inc.*	3,047	424,538
Limbach Holdings, Inc.*	3,514	200,052
Matrix Service Co.*	6,883	68,348
MYR Group, Inc.*	6,029	818,196
Northwest Pipe Co.*	3,235	109,893
Orion Group Holdings, Inc.*	12,223	116,241
Primoris Services Corp.	19,411	968,415
Southland Holdings, Inc. (x)*	3,849	17,628
Sterling Infrastructure, Inc.*	11,194	1,324,698
Tutor Perini Corp.*	15,205	331,165

		13,313,374

Electrical Equipment (1.4%)
Allient, Inc.	5,723	144,620
American Superconductor Corp.*	12,372	289,381
Amprius Technologies, Inc. (x)*	1,342	1,704
Array Technologies, Inc.*	55,814	572,652
Atkore, Inc.	13,168	1,776,758
Blink Charging Co. (x)*	40,806	111,808
Bloom Energy Corp., Class A (x)*	72,092	882,406
ChargePoint Holdings, Inc.*	140,199	211,700
Dragonfly Energy Holdings Corp.*	356	301
Encore Wire Corp.	5,107	1,480,162
Energy Vault Holdings, Inc. (x)*	24,480	23,246
EnerSys	14,745	1,526,402
Enovix Corp. (x)*	53,817	832,011
Fluence Energy, Inc., Class A (x)*	21,891	379,590
Freyr Battery, Inc.*	44,507	75,662
FuelCell Energy, Inc. (x)*	174,664	111,575
GrafTech International Ltd. (x)*	92,541	89,765
LSI Industries, Inc.	9,370	135,584
Net Power, Inc.*	8,895	87,438
NEXTracker, Inc., Class A*	42,154	1,976,180
NuScale Power Corp., Class A (x)*	26,258	306,956
Plug Power, Inc.*	228,596	532,629
Powell Industries, Inc.	3,358	481,537
Preformed Line Products Co.	990	123,295
SES AI Corp. (x)*	55,635	69,544
Shoals Technologies Group, Inc., Class A*	62,843	392,140
SKYX Platforms Corp.*	3,312	3,146
SolarMax Technology, Inc.*	1,150	3,784
Stem, Inc. (x)*	79,372	88,103
SunPower Corp. (x)*	39,433	116,722
Sunrun, Inc.*	79,181	939,087
Thermon Group Holdings, Inc.*	12,422	382,101
TPI Composites, Inc. (x)*	22,186	88,522
Ultralife Corp.*	2,492	26,465
Vicor Corp.*	7,737	256,559

		14,519,535

Ground Transportation (0.4%)
ArcBest Corp.	8,457	905,576
Covenant Logistics Group, Inc., Class A	2,806	138,308
FTAI Infrastructure, Inc.	35,240	304,121
Heartland Express, Inc.	17,001	209,622
Hertz Global Holdings, Inc.*	46,378	163,714
Marten Transport Ltd.	21,829	402,745
PAM Transportation Services, Inc.*	2,376	41,271
RXO, Inc.*	42,240	1,104,576
Universal Logistics Holdings, Inc.	2,754	111,785
Werner Enterprises, Inc.	22,676	812,481

		4,194,199

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	9,576	195,542

Machinery (3.4%)
374Water, Inc. (x)*	14,787	17,744
3D Systems Corp.*	46,215	141,880
Alamo Group, Inc.	3,697	639,581
Albany International Corp., Class A	11,153	941,871
Astec Industries, Inc.	8,752	259,584
Atmus Filtration Technologies, Inc.*	30,306	872,207
Barnes Group, Inc.	16,287	674,445
Blue Bird Corp.*	11,650	627,352
Chart Industries, Inc.*	15,295	2,207,680
Columbus McKinnon Corp.	9,867	340,806
Commercial Vehicle Group, Inc.*	8,021	39,303
Douglas Dynamics, Inc.	7,870	184,158
Eastern Co. (The)	1,246	31,736
Energy Recovery, Inc.*	19,502	259,182
Enerpac Tool Group Corp., Class A	19,401	740,730
Enpro, Inc.	7,476	1,088,281
ESCO Technologies, Inc.	9,165	962,692
Federal Signal Corp.	21,731	1,818,233
Franklin Electric Co., Inc.	16,555	1,594,578
Gencor Industries, Inc.*	3,252	62,894
Gorman-Rupp Co. (The)	7,837	287,696
Graham Corp.*	3,380	95,181
Greenbrier Cos., Inc. (The)	11,087	549,361
Helios Technologies, Inc.	12,011	573,525
Hillenbrand, Inc.	25,468	1,019,229
Hillman Solutions Corp.*	70,746	626,102
Hyliion Holdings Corp. (x)*	41,848	67,794
Hyster-Yale, Inc.	4,170	290,774
John Bean Technologies Corp.	11,489	1,091,110
Kadant, Inc.	4,247	1,247,684
Kennametal, Inc.	28,921	680,800
L B Foster Co., Class A*	2,931	63,075
Lindsay Corp.	3,897	478,863
Luxfer Holdings plc	9,249	107,196
Manitowoc Co., Inc. (The)*	11,700	134,901
Mayville Engineering Co., Inc.*	5,263	87,682
Microvast Holdings, Inc.*	5,006	2,283
Miller Industries, Inc.	3,881	213,533
Mueller Industries, Inc.	40,514	2,306,867
Mueller Water Products, Inc., Class A	55,470	994,022
NN, Inc.*	11,710	35,130
Omega Flex, Inc.	1,359	69,689
Park-Ohio Holdings Corp.	3,321	85,981

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Proto Labs, Inc.*	9,525	$294,227
REV Group, Inc.	18,716	465,841
Shyft Group, Inc. (The)	11,341	134,504
SPX Technologies, Inc.*	16,314	2,318,872
Standex International Corp.	4,169	671,834
Taylor Devices, Inc.*	572	25,729
Tennant Co.	6,869	676,184
Terex Corp.	24,160	1,324,934
Titan International, Inc.*	18,285	135,492
Trinity Industries, Inc.	29,681	888,056
Twin Disc, Inc.	2,643	31,135
Wabash National Corp.	15,708	343,063
Watts Water Technologies, Inc., Class A	9,899	1,815,180

		33,738,466

Marine Transportation (0.3%)
Costamare, Inc.	15,442	253,712
Genco Shipping & Trading Ltd.	15,615	332,756
Golden Ocean Group Ltd.	44,250	610,650
Himalaya Shipping Ltd.	10,414	95,392
Matson, Inc.	12,207	1,598,751
Pangaea Logistics Solutions Ltd.	11,553	90,460
Safe Bulkers, Inc.	22,098	128,610

		3,110,331

Passenger Airlines (0.4%)
Allegiant Travel Co.	5,900	296,357
Blade Air Mobility, Inc.*	23,456	81,627
Frontier Group Holdings, Inc. (x)*	19,394	95,613
Hawaiian Holdings, Inc.*	18,665	232,006
JetBlue Airways Corp.*	110,460	672,701
Joby Aviation, Inc. (x)*	145,642	742,774
SkyWest, Inc.*	14,269	1,171,057
Spirit Airlines, Inc. (x)	41,582	152,190
Sun Country Airlines Holdings, Inc.*	15,166	190,485
Wheels Up Experience, Inc.*	31,729	59,968

		3,694,778

Professional Services (2.1%)
Alight, Inc., Class A*	172,227	1,271,035
Asure Software, Inc.*	8,349	70,132
Barrett Business Services, Inc.	9,583	314,035
BlackSky Technology, Inc., Class A (x)*	29,516	31,582
CBIZ, Inc.*	17,398	1,289,192
Conduent, Inc.*	61,848	201,624
CRA International, Inc.	2,467	424,867
CSG Systems International, Inc.	10,658	438,790
DLH Holdings Corp.*	1,815	19,166
ExlService Holdings, Inc.*	56,441	1,769,990
Exponent, Inc.	18,545	1,764,000
First Advantage Corp.	19,905	319,873
FiscalNote Holdings, Inc. (x)*	28,746	41,969
Forrester Research, Inc.*	5,487	93,718
Franklin Covey Co.*	3,869	147,022
Heidrick & Struggles International, Inc.	7,414	234,134
HireQuest, Inc. (x)	1,338	16,524
Huron Consulting Group, Inc.*	6,375	627,938
IBEX Holdings Ltd.*	3,332	53,912
ICF International, Inc.	6,776	1,005,965
Innodata, Inc. (x)*	10,993	163,026

Insperity, Inc.	12,819	1,169,221
Kelly Services, Inc., Class A	11,763	251,846
Kforce, Inc.	6,794	422,111
Korn Ferry	18,974	1,273,914
Legalzoom.com, Inc.*	47,145	395,547
Maximus, Inc.	22,099	1,893,884
Mistras Group, Inc.*	6,730	55,792
NV5 Global, Inc.*	5,272	490,138
Planet Labs PBC (x)*	64,991	120,883
Resources Connection, Inc.	10,956	120,954
Spire Global, Inc.*	5,710	61,896
Sterling Check Corp.*	11,196	165,701
TriNet Group, Inc.	11,784	1,178,400
TrueBlue, Inc.*	11,567	119,140
TTEC Holdings, Inc.	12,390	72,853
Upwork, Inc.*	44,246	475,645
Verra Mobility Corp., Class A*	60,418	1,643,370
Willdan Group, Inc.*	4,787	138,105
WNS Holdings Ltd.*	16,829	883,523

		21,231,417

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.	11,681	93,915
Applied Industrial Technologies, Inc.	13,933	2,703,002
Beacon Roofing Supply, Inc.*	23,094	2,090,007
BlueLinx Holdings, Inc.*	3,195	297,423
Boise Cascade Co.	14,378	1,714,145
Custom Truck One Source, Inc.*	21,714	94,456
Distribution Solutions Group, Inc.*	3,796	113,880
DNOW, Inc.*	37,373	513,131
DXP Enterprises, Inc.*	4,431	203,117
EVI Industries, Inc.	1,935	36,610
FTAI Aviation Ltd.	36,145	3,731,248
GATX Corp.	12,856	1,701,620
Global Industrial Co.	4,679	146,733
GMS, Inc.*	14,606	1,177,390
H&E Equipment Services, Inc.	11,816	521,913
Herc Holdings, Inc.	10,085	1,344,230
Hudson Technologies, Inc.*	16,588	145,808
Karat Packaging, Inc.	2,951	87,291
McGrath RentCorp	9,079	967,367
MRC Global, Inc.*	31,499	406,652
Rush Enterprises, Inc., Class A	22,685	949,821
Rush Enterprises, Inc., Class B	3,040	119,290
Titan Machinery, Inc.*	7,977	126,834
Transcat, Inc.*	3,044	364,306
Willis Lease Finance Corp.	1,320	91,476
Xometry, Inc., Class A (x)*	14,626	169,077

		19,910,742

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	3,304	30,562

Total Industrials		153,500,091

Information Technology (11.8%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.	28,930	152,172
Applied Optoelectronics, Inc.*	15,499	128,487
Aviat Networks, Inc.*	4,279	122,765
Calix, Inc.*	20,803	737,050
Cambium Networks Corp.*	249	695
Clearfield, Inc. (x)*	4,564	175,988

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

CommScope Holding Co., Inc.*	90,405	$111,198
Digi International, Inc.*	13,340	305,886
DZS, Inc.*	618	723
Extreme Networks, Inc.*	46,588	626,609
Harmonic, Inc.*	39,246	461,925
Infinera Corp. (x)*	73,689	448,766
NETGEAR, Inc.*	10,910	166,923
NetScout Systems, Inc.*	24,248	443,496
Ribbon Communications, Inc.*	33,881	111,468
Viasat, Inc.*	43,942	558,063
Viavi Solutions, Inc.*	78,629	540,181

		5,092,395

Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.*	8,394	43,229
Advanced Energy Industries, Inc.	13,369	1,454,012
Aeva Technologies, Inc. (x)*	6,462	16,284
Arlo Technologies, Inc.*	34,398	448,550
Badger Meter, Inc.	10,635	1,981,832
Bel Fuse, Inc., Class A	393	31,797
Bel Fuse, Inc., Class B	3,870	252,479
Belden, Inc.	14,972	1,404,374
Benchmark Electronics, Inc.	13,319	525,568
Climb Global Solutions, Inc.	1,038	65,197
CTS Corp.	11,014	557,639
Daktronics, Inc.*	13,333	185,995
ePlus, Inc.*	9,875	727,590
Evolv Technologies Holdings, Inc. (x)*	51,222	130,616
Fabrinet*	13,213	3,234,410
FARO Technologies, Inc.*	6,796	108,736
Insight Enterprises, Inc.*	10,136	2,010,577
Iteris, Inc.*	12,615	54,623
Itron, Inc.*	16,655	1,648,179
Kimball Electronics, Inc.*	8,387	184,346
Knowles Corp.*	32,139	554,719
Lightwave Logic, Inc. (x)*	44,490	133,025
Methode Electronics, Inc.	12,498	129,354
MicroVision, Inc. (x)*	53,578	56,793
Mirion Technologies, Inc., Class A*	72,413	777,716
Napco Security Technologies, Inc.	12,566	652,804
nLight, Inc.*	16,644	181,919
Novanta, Inc.*	12,961	2,114,069
OSI Systems, Inc.*	6,028	828,971
Ouster, Inc.*	16,335	160,573
PAR Technology Corp. (x)*	12,209	574,922
PC Connection, Inc.	3,952	253,718
Plexus Corp.*	9,860	1,017,355
Powerfleet, Inc.*	31,110	142,173
Richardson Electronics Ltd.	2,988	35,527
Rogers Corp.*	6,681	805,795
Sanmina Corp.*	19,800	1,311,750
ScanSource, Inc.*	8,757	388,023
SmartRent, Inc., Class A*	65,546	156,655
TTM Technologies, Inc.*	37,186	722,524
Vishay Intertechnology, Inc.	45,886	1,023,258
Vishay Precision Group, Inc.*	4,192	127,604

		27,215,280

IT Services (0.7%)
Applied Digital Corp. (x)*	35,947	213,885
ASGN, Inc.*	16,307	1,437,788
Backblaze, Inc., Class A*	10,401	64,070

BigBear.ai Holdings, Inc. (x)*	59,199	89,391
BigCommerce Holdings, Inc.*	24,589	198,187
Core Scientific, Inc.*	64,653	601,273
Couchbase, Inc.*	13,822	252,390
DigitalOcean Holdings, Inc.*	23,847	828,683
Fastly, Inc., Class A*	46,617	343,567
Grid Dynamics Holdings, Inc.*	21,058	221,320
Hackett Group, Inc. (The)	8,924	193,829
Information Services Group, Inc.	9,896	29,094
Perficient, Inc.*	12,592	941,756
Rackspace Technology, Inc. (x)*	38,377	114,364
Squarespace, Inc., Class A*	22,017	960,602
Thoughtworks Holding, Inc.*	35,736	101,490
Tucows, Inc., Class A (x)*	2,520	48,686
Unisys Corp.*	18,133	74,889

		6,715,264

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A*	18,827	434,151
Aehr Test Systems (x)*	11,116	124,166
Alpha & Omega Semiconductor Ltd.*	8,518	318,318
Ambarella, Inc.*	14,246	768,572
Axcelis Technologies, Inc.*	11,793	1,676,847
CEVA, Inc.*	7,958	153,510
Cohu, Inc.*	16,743	554,193
Credo Technology Group Holding Ltd.*	46,096	1,472,306
Diodes, Inc.*	16,910	1,216,336
Everspin Technologies, Inc.*	4,641	27,799
FormFactor, Inc.*	28,042	1,697,382
GCT Semiconductor Holding, Inc.*	6,062	31,583
Ichor Holdings Ltd.*	11,555	445,445
Impinj, Inc.*	8,308	1,302,445
indie Semiconductor, Inc., Class A (x)*	57,860	356,996
Kulicke & Soffa Industries, Inc.	19,606	964,419
MaxLinear, Inc., Class A*	27,704	557,958
Navitas Semiconductor Corp., Class A*	45,397	178,410
NVE Corp.	1,714	128,019
PDF Solutions, Inc.*	11,528	419,389
Photronics, Inc.*	21,558	531,836
Power Integrations, Inc.	20,415	1,432,929
QuickLogic Corp.*	3,494	36,303
Rambus, Inc.*	39,401	2,315,203
Rigetti Computing, Inc.*	35,578	38,068
Semtech Corp.*	24,334	727,100
Silicon Laboratories, Inc.*	11,494	1,271,581
SiTime Corp.*	6,670	829,615
SkyWater Technology, Inc. (x)*	13,456	102,938
SMART Global Holdings, Inc.*	18,687	427,372
Synaptics, Inc.*	14,435	1,273,167
Ultra Clean Holdings, Inc.*	16,295	798,455
Veeco Instruments, Inc.*	20,141	940,786

		23,553,597

Software (5.4%)
8x8, Inc.*	40,688	90,327
A10 Networks, Inc.	25,414	351,984
ACI Worldwide, Inc.*	39,108	1,548,286
Adeia, Inc.	39,926	446,572
Agilysys, Inc.*	8,010	834,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Alarm.com Holdings, Inc.*	17,527	$1,113,666
Alkami Technology, Inc.*	16,171	460,550
Altair Engineering, Inc., Class A*	20,756	2,035,748
American Software, Inc., Class A	9,877	90,177
Amplitude, Inc., Class A*	26,482	235,690
Appian Corp., Class A*	14,392	444,137
Arteris, Inc.*	8,708	65,397
Asana, Inc., Class A*	30,216	422,722
AudioEye, Inc.*	4,457	78,488
Aurora Innovation, Inc., Class A*	304,584	843,698
AvePoint, Inc.*	50,720	528,502
Bit Digital, Inc. (x)*	49,181	156,396
Blackbaud, Inc.*	14,897	1,134,704
BlackLine, Inc.*	20,926	1,013,865
Blend Labs, Inc., Class A*	83,703	197,539
Box, Inc., Class A*	51,012	1,348,757
Braze, Inc., Class A*	18,624	723,356
C3.ai, Inc., Class A (x)*	29,948	867,294
Cerence, Inc. (x)*	9,815	27,776
Cipher Mining, Inc. (x)*	62,680	260,122
Cleanspark, Inc. (x)*	80,385	1,282,141
Clear Secure, Inc., Class A	32,260	603,585
Clearwater Analytics Holdings, Inc., Class A*	50,679	938,575
CommVault Systems, Inc.*	15,819	1,923,116
Consensus Cloud Solutions, Inc.*	7,465	128,249
CS Disco, Inc.*	13,965	83,231
Daily Journal Corp.*	483	190,534
Dave, Inc.*	3,678	111,443
Digimarc Corp. (x)*	5,935	184,044
Digital Turbine, Inc.*	50,609	84,011
Domo, Inc., Class B*	8,878	68,538
D-Wave Quantum, Inc.*	22,665	25,838
E2open Parent Holdings, Inc.*	62,780	281,882
eGain Corp.*	6,845	43,192
Enfusion, Inc., Class A*	15,894	135,417
Envestnet, Inc.*	16,989	1,063,341
Everbridge, Inc.*	15,478	541,575
EverCommerce, Inc.*	9,182	100,818
Freshworks, Inc., Class A*	73,953	938,464
Hut 8 Corp.*	29,093	436,104
iLearningEngines Holdings, Inc.*	11,509	104,502
Instructure Holdings, Inc. (x)*	7,912	185,220
Intapp, Inc.*	13,857	508,136
InterDigital, Inc. (x)	9,015	1,050,788
Jamf Holding Corp.*	27,192	448,668
Kaltura, Inc.*	28,203	33,844
LiveRamp Holdings, Inc.*	23,436	725,110
Marathon Digital Holdings, Inc. (x)*	99,101	1,967,155
Matterport, Inc.*	91,631	409,591
MeridianLink, Inc.*	9,532	203,604
Mitek Systems, Inc.*	16,023	179,137
N-able, Inc.*	26,574	404,722
NCR Voyix Corp.*	52,797	652,043
NextNav, Inc. (x)*	25,537	207,105
Olo, Inc., Class A*	35,991	159,080
ON24, Inc.*	10,418	62,612
OneSpan, Inc.*	13,796	176,865
Ooma, Inc.*	6,668	66,213
Pagaya Technologies Ltd., Class A*	14,674	187,240
PagerDuty, Inc.*	31,563	723,740
Porch Group, Inc.*	19,948	30,121

PowerSchool Holdings, Inc., Class A*	20,730	464,145
Prairie Operating Co.*	899	9,754
Progress Software Corp.	15,326	831,589
PROS Holdings, Inc.*	16,765	480,317
Q2 Holdings, Inc.*	21,373	1,289,433
Qualys, Inc.*	13,451	1,918,113
Rapid7, Inc.*	22,463	971,075
Red Violet, Inc.*	3,742	95,047
Rekor Systems, Inc.*	18,236	28,266
ReposiTrak, Inc.	3,651	55,824
Rimini Street, Inc.*	17,599	54,029
Riot Platforms, Inc. (x)*	98,471	900,025
Roadzen, Inc.*	3,416	7,584
Sapiens International Corp. NV	11,745	398,508
SEMrush Holdings, Inc., Class A*	13,299	178,074
SolarWinds Corp.	19,913	239,952
SoundHound AI, Inc., Class A (x)*	103,072	407,134
SoundThinking, Inc.*	2,426	29,549
Sprinklr, Inc., Class A*	36,598	352,073
Sprout Social, Inc., Class A*	17,535	625,649
SPS Commerce, Inc.*	13,484	2,537,149
Telos Corp.*	19,179	77,100
Tenable Holdings, Inc.*	42,795	1,865,006
Terawulf, Inc.*	82,864	368,745
Varonis Systems, Inc.*	40,135	1,925,276
Verint Systems, Inc.*	23,398	753,416
Vertex, Inc., Class A*	19,710	710,545
Viant Technology, Inc., Class A*	4,202	41,474
Weave Communications, Inc.*	15,621	140,901
WM Technology, Inc.*	20,496	21,316
Workiva, Inc., Class A*	18,312	1,336,593
Xperi, Inc.*	15,065	123,684
Yext, Inc.*	40,807	218,317
Zeta Global Holdings Corp., Class A*	59,734	1,054,305
Zuora, Inc., Class A*	49,836	494,871

		53,974,346

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A (x)	8,045	54,706
Corsair Gaming, Inc.*	15,647	172,743
CPI Card Group, Inc.*	1,810	49,322
Diebold Nixdorf, Inc.*	9,186	353,477
Eastman Kodak Co.*	23,539	126,640
Immersion Corp.	13,038	122,687
IonQ, Inc. (x)*	69,653	489,661
Turtle Beach Corp.*	7,637	109,515
Xerox Holdings Corp.	41,298	479,883

		1,958,634

Total Information Technology		118,509,516

Materials (4.1%)
Chemicals (1.8%)
AdvanSix, Inc.	10,050	230,346
American Vanguard Corp.	9,271	79,731
Arcadium Lithium plc (x)*	392,518	1,318,860
Arq, Inc.*	8,617	52,305
ASP Isotopes, Inc.*	10,330	31,610
Aspen Aerogels, Inc.*	20,629	492,002
Avient Corp.	33,682	1,470,219
Balchem Corp.	11,641	1,792,132
Cabot Corp.	19,666	1,807,109
Core Molding Technologies, Inc.*	2,705	43,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Ecovyst, Inc.*	41,857	$375,457
Hawkins, Inc.	6,902	628,082
HB Fuller Co.	19,825	1,525,732
Ingevity Corp.*	12,935	565,389
Innospec, Inc.	8,889	1,098,591
Intrepid Potash, Inc.*	4,204	98,500
Koppers Holdings, Inc.	7,583	280,495
Kronos Worldwide, Inc.	9,496	119,175
LSB Industries, Inc.*	18,676	152,770
Mativ Holdings, Inc.	20,421	346,340
Minerals Technologies, Inc.	11,523	958,253
Northern Technologies International Corp.	1,890	31,298
Origin Materials, Inc.*	2,673	2,409
Orion SA	20,986	460,433
Perimeter Solutions SA*	49,127	384,664
PureCycle Technologies, Inc. (x)*	43,049	254,850
Quaker Chemical Corp.	5,006	849,518
Rayonier Advanced Materials, Inc.*	22,949	124,843
Sensient Technologies Corp.	15,601	1,157,438
Stepan Co.	8,080	678,397
Trinseo plc	810	1,871
Tronox Holdings plc	42,520	667,139
Valhi, Inc. (x)	1,048	18,686

		18,097,762

Construction Materials (0.4%)
Knife River Corp.*	20,636	1,447,409
Smith-Midland Corp.*	1,128	31,234
Summit Materials, Inc., Class A*	44,018	1,611,499
United States Lime & Minerals, Inc.	744	270,950

		3,361,092

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	51,956	176,651
Greif, Inc., Class A	9,156	526,195
Greif, Inc., Class B	1,645	102,796
Myers Industries, Inc.	13,427	179,653
O-I Glass, Inc.*	55,885	622,000
Pactiv Evergreen, Inc.	13,251	150,001
Ranpak Holdings Corp., Class A*	18,996	122,144
TriMas Corp.	14,919	381,330

		2,260,770

Metals & Mining (1.6%)
5E Advanced Materials, Inc.*	2,148	2,599
Alpha Metallurgical Resources, Inc.	3,984	1,117,632
Arch Resources, Inc.	6,379	971,075
Caledonia Mining Corp. plc (x)	6,139	59,671
Carpenter Technology Corp.	17,250	1,890,255
Century Aluminum Co.*	19,298	323,241
Coeur Mining, Inc.*	141,223	793,673
Commercial Metals Co.	41,979	2,308,425
Compass Minerals International, Inc. (x)	12,785	132,069
Constellium SE*	46,755	881,332
Contango ORE, Inc. (x)*	4,321	78,080
Critical Metals Corp.*	1,943	21,898
Dakota Gold Corp.*	26,978	68,794
Haynes International, Inc.	4,572	268,376
Hecla Mining Co.	215,869	1,046,965
i-80 Gold Corp.*	108,150	116,802

Ivanhoe Electric, Inc.*	30,218	283,445
Kaiser Aluminum Corp.	5,788	508,765
Lifezone Metals Ltd.*	7,801	59,912
Materion Corp.	7,754	838,440
Metallus, Inc.*	14,516	294,239
Metals Acquisition Ltd., Class A*	18,994	260,028
Novagold Resources, Inc.*	87,362	302,273
Olympic Steel, Inc.	3,936	176,451
Perpetua Resources Corp. (x)*	15,960	82,992
Piedmont Lithium, Inc. (x)*	4,494	44,850
Radius Recycling, Inc.	8,791	134,239
Ramaco Resources, Inc., Class A	10,304	128,285
Ramaco Resources, Inc., Class B	1,200	13,032
Ryerson Holding Corp.	9,812	191,334
SSR Mining, Inc.	73,464	331,323
SunCoke Energy, Inc.	31,409	307,808
Tredegar Corp.*	9,574	45,859
Universal Stainless & Alloy Products, Inc.*	2,222	60,838
Warrior Met Coal, Inc.	18,787	1,179,260
Worthington Steel, Inc.	11,822	394,382

		15,718,642

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	6,047	293,098
Glatfelter Corp.*	2,854	3,967
Sylvamo Corp.	12,611	865,115

		1,162,180

Total Materials		40,600,446

Real Estate (5.3%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	26,781	454,206
Alpine Income Property Trust, Inc. (REIT)	5,173	80,492
American Assets Trust, Inc. (REIT)	18,612	416,537
Armada Hoffler Properties, Inc. (REIT)	24,582	272,614
Broadstone Net Lease, Inc. (REIT)	68,931	1,093,935
CTO Realty Growth, Inc. (REIT)	8,149	142,282
Empire State Realty Trust, Inc. (REIT), Class A	48,174	451,872
Essential Properties Realty Trust, Inc. (REIT)	63,572	1,761,580
Gladstone Commercial Corp. (REIT)	14,261	203,504
Global Net Lease, Inc. (REIT) (x)	71,063	522,313
NexPoint Diversified Real Estate Trust (REIT)	13,342	73,781
One Liberty Properties, Inc. (REIT)	5,620	131,958

		5,605,074

Health Care REITs (0.5%)
American Healthcare REIT, Inc. (REIT)	23,797	347,674
CareTrust REIT, Inc. (REIT)	49,372	1,239,237
Community Healthcare Trust, Inc. (REIT)	8,980	210,042
Diversified Healthcare Trust (REIT)	83,583	254,928
Global Medical REIT, Inc. (REIT)	22,997	208,813
LTC Properties, Inc. (REIT)	15,748	543,306
National Health Investors, Inc. (REIT)	15,261	1,033,628
Sabra Health Care REIT, Inc. (REIT)	84,504	1,301,362
Strawberry Fields REIT, Inc. (REIT)	1,079	12,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Universal Health Realty Income Trust (REIT)	4,725	$184,937

		5,336,238

Hotel & Resort REITs (0.7%)
Apple Hospitality REIT, Inc. (REIT)	83,852	1,219,208
Braemar Hotels & Resorts, Inc. (REIT)	29,327	74,784
Chatham Lodging Trust (REIT)	18,829	160,423
DiamondRock Hospitality Co. (REIT)	75,189	635,347
Pebblebrook Hotel Trust (REIT)	42,775	588,156
RLJ Lodging Trust (REIT)	55,662	536,025
Ryman Hospitality Properties, Inc. (REIT)	21,358	2,132,810
Service Properties Trust (REIT)	61,291	315,036
Summit Hotel Properties, Inc. (REIT)	38,562	230,986
Sunstone Hotel Investors, Inc. (REIT)	75,320	787,847
Xenia Hotels & Resorts, Inc. (REIT)	37,602	538,837

		7,219,459

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	16,737	61,592
Innovative Industrial Properties, Inc. (REIT)	10,287	1,123,546
LXP Industrial Trust (REIT)	104,345	951,626
Plymouth Industrial REIT, Inc. (REIT)	14,534	310,737
Terreno Realty Corp. (REIT)	34,619	2,048,753

		4,496,254

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	63,222	283,235
City Office REIT, Inc. (REIT)	17,435	86,826
COPT Defense Properties (REIT)	41,251	1,032,512
Douglas Emmett, Inc. (REIT)	36,628	487,519
Easterly Government Properties, Inc. (REIT), Class A	34,176	422,757
Equity Commonwealth (REIT)*	38,244	741,934
Franklin Street Properties Corp. (REIT)	25,022	38,284
Hudson Pacific Properties, Inc. (REIT)	51,009	245,353
JBG SMITH Properties (REIT)	31,616	481,512
NET Lease Office Properties (REIT)	5,937	146,169
Orion Office REIT, Inc. (REIT)	26,015	93,394
Paramount Group, Inc. (REIT)	73,128	338,583
Peakstone Realty Trust (REIT) (x)	12,248	129,829
Piedmont Office Realty Trust, Inc. (REIT), Class A (x)	44,438	322,175
Postal Realty Trust, Inc. (REIT), Class A	7,644	101,894
SL Green Realty Corp. (REIT) (x)	24,074	1,363,551

		6,315,527

Real Estate Management & Development (0.6%)
American Realty Investors, Inc. (x)*	716	10,167
Anywhere Real Estate, Inc.*	37,960	125,647
Compass, Inc., Class A*	127,422	458,719
Cushman & Wakefield plc*	62,587	650,905
DigitalBridge Group, Inc.	56,419	772,940
eXp World Holdings, Inc. (x)	29,048	327,807
Forestar Group, Inc.*	6,926	221,563
FRP Holdings, Inc.*	4,092	116,704
Kennedy-Wilson Holdings, Inc.	43,875	426,465

Marcus & Millichap, Inc.	9,214	290,425
Maui Land & Pineapple Co., Inc.*	3,033	66,878
Newmark Group, Inc., Class A	51,104	522,794
Offerpad Solutions, Inc.*	2,587	11,434
Opendoor Technologies, Inc.*	222,776	409,908
RE/MAX Holdings, Inc., Class A	10,510	85,131
Real Brokerage, Inc. (The)*	30,661	124,484
Redfin Corp. (x)*	42,089	252,955
RMR Group, Inc. (The), Class A	5,712	129,091
St Joe Co. (The)	13,093	716,187
Star Holdings*	4,447	53,631
Stratus Properties, Inc.*	1,803	45,472
Tejon Ranch Co.*	7,261	123,873
Transcontinental Realty Investors, Inc.*	683	18,939

		5,962,119

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	49,208	407,934
BRT Apartments Corp. (REIT)	4,508	78,755
Centerspace (REIT)	5,591	378,119
Clipper Realty, Inc. (REIT)	5,310	19,169
Elme Communities (REIT)	32,254	513,806
Independence Realty Trust, Inc. (REIT)	82,194	1,540,316
NexPoint Residential Trust, Inc. (REIT)	8,857	349,940
UMH Properties, Inc. (REIT)	24,909	398,295
Veris Residential, Inc. (REIT)	29,022	435,330

		4,121,664

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	36,081	646,571
Alexander’s, Inc. (REIT)	680	152,905
CBL & Associates Properties, Inc. (REIT) (x)	9,314	217,761
Getty Realty Corp. (REIT)	17,925	477,880
InvenTrust Properties Corp. (REIT)	26,055	645,122
Kite Realty Group Trust (REIT)	78,928	1,766,409
Macerich Co. (The) (REIT)	79,091	1,221,165
NETSTREIT Corp. (REIT) (x)	26,225	422,222
Phillips Edison & Co., Inc. (REIT)	44,617	1,459,422
Retail Opportunity Investments Corp. (REIT)	44,478	552,862
Saul Centers, Inc. (REIT)	4,236	155,758
SITE Centers Corp. (REIT)	71,012	1,029,674
Tanger, Inc. (REIT)	39,110	1,060,272
Urban Edge Properties (REIT)	45,646	843,082
Whitestone REIT (REIT)	18,228	242,615

		10,893,720

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	15,681	180,802
Four Corners Property Trust, Inc. (REIT)	33,933	837,127
Gladstone Land Corp. (REIT)	11,439	156,600
Outfront Media, Inc. (REIT)	53,350	762,905
PotlatchDeltic Corp. (REIT)	29,010	1,142,704
Safehold, Inc. (REIT)	18,667	360,086
Uniti Group, Inc. (REIT)	81,754	238,722

		3,678,946

Total Real Estate		53,629,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (2.4%)
Electric Utilities (0.7%)
ALLETE, Inc.	20,926	$1,304,736
Genie Energy Ltd., Class B	5,524	80,761
Hawaiian Electric Industries, Inc.	40,373	364,165
MGE Energy, Inc.	13,202	986,454
Otter Tail Corp.	14,982	1,312,273
PNM Resources, Inc.	32,617	1,205,524
Portland General Electric Co.	37,004	1,600,053

		6,853,966

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A	42,921	1,444,721
Chesapeake Utilities Corp.	8,229	873,920
New Jersey Resources Corp.	35,410	1,513,423
Northwest Natural Holding Co.	13,180	475,930
ONE Gas, Inc.	20,916	1,335,486
RGC Resources, Inc.	2,480	50,716
Southwest Gas Holdings, Inc.	22,115	1,556,454
Spire, Inc.	19,373	1,176,522

		8,427,172

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	31,511	123,523
Montauk Renewables, Inc.*	25,782	146,958
Ormat Technologies, Inc.	19,539	1,400,946
Sunnova Energy International, Inc. (x)*	38,178	213,033

		1,884,460

Multi-Utilities (0.4%)
Avista Corp.	28,371	981,920
Black Hills Corp.	25,108	1,365,373
Northwestern Energy Group, Inc.	22,176	1,110,574
Unitil Corp.	5,769	298,777

		3,756,644

Water Utilities (0.3%)
American States Water Co.	13,175	956,110
Cadiz, Inc. (x)*	18,686	57,740
California Water Service Group	20,952	1,015,962
Consolidated Water Co. Ltd.	5,374	142,626
Global Water Resources, Inc.	4,086	49,441
Middlesex Water Co.	6,298	329,133
Pure Cycle Corp.*	7,678	73,325
SJW Group	11,769	638,115
York Water Co. (The)	4,758	176,474

		3,438,926

Total Utilities		24,361,168

Total Common Stocks (88.9%) (Cost $688,495,450)		891,322,656

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,401	—
Chinook Therapeutics, Inc., CVR *	20,304	8,122
Icosavax, Inc., CVR *	6,876	2,063

Inhibrx, Inc., CVR(r)*	11,170	5,424

Total Health Care		15,609

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	10,800

Total Materials		10,800

Total Rights (0.0%)† (Cost $18,713)		26,409

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Danimer Scientific, Inc., expiring 7/15/25* (Cost $—)	7,303	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.4%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	7,600,000	7,600,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	3,003,592	3,003,592
HSBC U.S. Government Money Market Fund, Intermediary Shares 5.19% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,837,775	3,837,775
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	75,251,101	75,266,151
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		104,707,518

Total Short-Term Investments (10.4%) (Cost $104,696,538)		104,707,518

Total Investments in Securities (99.3%) (Cost $793,210,701)		996,056,583
Other Assets Less Liabilities (0.7%)		7,016,917

Net Assets (100%)		$1,003,073,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $310,332 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $33,606,459. This was collateralized by $5,914,252 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/30/24 – 2/15/54 and by cash of $29,445,424 of which $29,441,367 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.**	7,141	542,238	106,830	(11,594)	5,806	32,259	675,539	2,427	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	23,142	312,545	30,755	—	—	(25,097)	318,203	8,362	—

Total		854,783	137,585	(11,594)	5,806	7,162	993,742	10,789	—

**	Not affiliated at June 30, 2024.

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,124	9/2024	USD	116,053,000	1,115,116

					1,115,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,959,130	$—		$—		$21,959,130
Consumer Discretionary	88,879,432	—		—	(b)	88,879,432
Consumer Staples	24,528,791	—		—		24,528,791
Energy	58,954,719	—		—		58,954,719
Financials	152,980,545	—		—		152,980,545
Health Care	153,388,185	—		31,632		153,419,817
Industrials	153,500,091	—		—		153,500,091
Information Technology	118,509,516	—		—		118,509,516
Materials	40,600,446	—		—		40,600,446
Real Estate	53,629,001	—		—		53,629,001
Utilities	24,361,168	—		—		24,361,168
Futures	1,115,116	—		—		1,115,116
Rights
Health Care	—	10,185		5,424		15,609
Materials	—	10,800		—		10,800
Short-Term Investments
Investment Companies	104,707,518	—		—		104,707,518
Warrants
Materials	—	—	(b)	—		—	(b)

Total Assets	$997,113,658	$20,985		$37,056		$997,171,699

Total Liabilities	$—	$—		$—		$—

Total	$997,113,658	$20,985		$37,056		$997,171,699

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $8,122 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets - Unrealized appreciation	$1,115,116	*

Total		$1,115,116

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,213,951	$4,213,951

Total	$4,213,951	$4,213,951

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,541,796)	$(5,541,796)

Total	$(5,541,796)	$(5,541,796)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$93,944,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$166,804,232
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$154,785,012

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 7%)*	Net Proceeds of Sales and Redemptions (affiliated 17%)*	Net Realized Gain (Loss)
$ 12,484,697	$26,506,233	$14,374,824

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$316,469,824
Aggregate gross unrealized depreciation	(125,100,136)

Net unrealized appreciation	$191,369,688

Federal income tax cost of investments in securities and derivative instruments, if applicable	$805,802,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $793,210,701)	$996,056,583
Cash	48,142,922
Cash held as collateral at broker for futures	8,351,720
Receivable for securities sold	85,428,469
Dividends, interest and other receivables	1,017,380
Due from broker for futures variation margin	297,060
Securities lending income receivable	54,310
Other assets	10,385

Total assets	1,139,358,829

LIABILITIES
Payable for securities purchased	105,831,961
Payable for return of collateral on securities loaned	29,441,367
Payable for Portfolio shares repurchased	480,402
Investment management fees payable	345,025
Administrative fees payable	99,920
Accrued expenses	86,654

Total liabilities	136,285,329

Commitments and contingent liabilities^
NET ASSETS	$1,003,073,500

Net assets were comprised of:
Paid in capital	$807,566,693
Total distributable earnings (loss)	195,506,807

Net assets	$1,003,073,500

Class K
Net asset value, offering and redemption price per share, $1,003,073,500 / 91,992,434 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

(x)	Includes value of securities on loan of $33,606,459.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($10,789 of dividend income received from affiliates) (net of $13,520 foreign withholding tax)	$7,283,728
Interest	1,365,783
Securities lending (net)	369,487

Total income	9,018,998

EXPENSES
Investment management fees	2,088,773
Administrative fees	587,761
Custodian fees	56,455
Printing and mailing expenses	45,702
Professional fees	44,282
Trustees’ fees	15,377
Miscellaneous	15,546

Gross expenses	2,853,896
Less: Waiver from investment manager	(68,650)

Net expenses	2,785,246

NET INVESTMENT INCOME (LOSS)	6,233,752

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,806 realized gain (loss) from affiliates)	44,741,847
Futures contracts	4,213,951

Net realized gain (loss)	48,955,798

Change in unrealized appreciation (depreciation) on:
Investments in securities ($7,162 of change in unrealized appreciation (depreciation) from affiliates)	(36,320,559)
Futures contracts	(5,541,796)

Net change in unrealized appreciation (depreciation)	(41,862,355)

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,093,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,327,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,233,752	$10,202,228
Net realized gain (loss)	48,955,798	28,885,762
Net change in unrealized appreciation (depreciation)	(41,862,355)	103,820,695

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,327,195	142,908,685

Distributions to shareholders:
Class K	—	(28,526,568)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 9,166,261 and 50,741 shares, respectively ]	99,777,337	504,196
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,691,673 shares, respectively ]	—	28,526,568
Capital shares repurchased [ (7,156,121) and (12,220,556) shares, respectively ]	(76,493,043)	(122,198,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	23,284,294	(93,168,031)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,611,489	21,214,086
NET ASSETS:
Beginning of period	966,462,011	945,247,925

End of period	$1,003,073,500	$966,462,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021		2020	2019
Net asset value, beginning of period	$10.74		$9.50	$12.62	$13.23		$12.07	$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.11	0.09	0.07	(aa)	0.08	0.12
Net realized and unrealized gain (loss)	0.09		1.45	(2.93)	1.77		2.14	2.41

Total from investment operations	0.16		1.56	(2.84)	1.84		2.22	2.53

Less distributions:
Dividends from net investment income	—		(0.15)	(0.10)	(0.09)		(0.12)	(0.13)
Distributions from net realized gains	—		(0.17)	(0.18)	(2.36)		(0.94)	(0.54)

Total dividends and distributions	—		(0.32)	(0.28)	(2.45)		(1.06)	(0.67)

Net asset value, end of period	$10.90		$10.74	$9.50	$12.62		$13.23	$12.07

Total return (b)	1.49%		16.52%	(22.53)%	14.23%		18.76%	24.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,003,073		$966,462	$945,248	$1,311,458		$1,401,711	$1,211,498
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60	%(g)	0.60%	0.60%
Before waivers (a)(f)	0.61%		0.61%	0.60%	0.60	%(g)	0.61%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.34%		1.09%	0.90%	0.46	%(bb)	0.74%	1.00%
Before waivers (a)(f)	1.33%		1.08%	0.90%	0.46	%(bb)	0.73%	0.99%
Portfolio turnover rate^	18	%(z)	10%	13%	19%		28%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.06.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for class K would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.8%)
Ampol Ltd.	15,707	$338,863
ANZ Group Holdings Ltd.	202,003	3,805,515
APA Group	82,462	439,533
Aristocrat Leisure Ltd.	38,354	1,273,157
ASX Ltd.	13,346	534,187
Aurizon Holdings Ltd.	128,624	313,189
BHP Group Ltd.	340,079	9,682,671
BlueScope Steel Ltd.	29,148	397,254
Brambles Ltd.	94,054	911,662
CAR Group Ltd.	24,431	574,502
Cochlear Ltd.	4,426	980,701
Coles Group Ltd.	89,338	1,014,943
Commonwealth Bank of Australia	112,242	9,537,786
Computershare Ltd.	36,803	646,681
Dexus (REIT)	71,988	311,190
Endeavour Group Ltd.	96,851	326,277
Fortescue Ltd.	113,778	1,625,047
Glencore plc	691,913	3,945,534
Goodman Group (REIT)	113,965	2,641,905
GPT Group (The) (REIT)	133,098	355,159
Insurance Australia Group Ltd.	161,473	769,111
Lottery Corp. Ltd. (The)	144,135	487,493
Macquarie Group Ltd.	24,294	3,317,314
Medibank Pvt Ltd.	191,112	475,541
Mineral Resources Ltd.	11,580	416,533
Mirvac Group (REIT)	253,443	316,164
National Australia Bank Ltd.	207,809	5,022,543
Northern Star Resources Ltd.	78,725	682,727
Orica Ltd.	32,902	392,227
Origin Energy Ltd.	117,398	850,514
Pilbara Minerals Ltd. (x)	188,090	385,208
Pro Medicus Ltd.	3,851	368,035
Qantas Airways Ltd.*	59,820	233,450
QBE Insurance Group Ltd.	99,293	1,151,885
Ramsay Health Care Ltd.	11,969	378,945
REA Group Ltd.	3,496	458,647
Reece Ltd.	15,710	263,785
Rio Tinto Ltd.	25,101	1,992,640
Rio Tinto plc	75,648	4,973,541
Santos Ltd.	215,695	1,102,198
Scentre Group (REIT)	341,050	709,845
SEEK Ltd.	23,595	336,211
Seven Group Holdings Ltd.	13,472	338,637
Sonic Healthcare Ltd.	29,844	523,605
South32 Ltd.	300,146	732,832
Stockland (REIT)	155,931	433,770
Suncorp Group Ltd.	85,587	994,025
Telstra Group Ltd.	272,634	658,384
Transurban Group	207,561	1,716,953
Treasury Wine Estates Ltd.	53,194	441,442
Vicinity Ltd. (REIT)	274,395	338,640
Washington H Soul Pattinson & Co. Ltd.	15,346	335,989
Wesfarmers Ltd.	76,234	3,314,775
Westpac Banking Corp.	232,789	4,228,643
WiseTech Global Ltd.	11,384	761,705
Woodside Energy Group Ltd. (ASE Stock Exchange)	94,160	1,771,981
Woodside Energy Group Ltd. (London Stock Exchange)	31,454	590,855

Woolworths Group Ltd.	82,082	1,850,236

		83,772,785

Austria (0.2%)
Erste Group Bank AG	22,531	1,067,492
Mondi plc	30,082	577,435
OMV AG	10,182	443,374
Verbund AG	4,583	361,486
voestalpine AG	7,696	207,864

		2,657,651

Belgium (0.7%)
Ageas SA/NV (x)	10,794	493,374
Anheuser-Busch InBev SA/NV	60,255	3,492,369
D’ieteren Group	1,347	285,773
Elia Group SA/NV	1,865	174,666
Groupe Bruxelles Lambert NV (Swiss Stock exchange)	2,626	187,115
Groupe Bruxelles Lambert NV (Turquoise Stock Exchange)	3,289	234,765
KBC Group NV	17,045	1,202,961
Lotus Bakeries NV	28	288,771
Sofina SA	1,007	229,925
Syensqo SA	5,085	455,104
UCB SA	8,450	1,255,170
Umicore SA	13,342	200,469
Warehouses De Pauw CVA (REIT)	11,948	323,731

		8,824,193

Brazil (0.0%)†
Yara International ASA	11,450	329,870

Burkina Faso (0.0%)†
Endeavour Mining plc	13,465	286,976

Chile (0.1%)
Antofagasta plc	25,739	686,524

China (0.4%)
BOC Hong Kong Holdings Ltd.	246,417	758,905
Prosus NV	96,141	3,424,523
SITC International Holdings Co. Ltd.	84,892	230,465
Wharf Holdings Ltd. (The) (x)	71,262	200,306
Wilmar International Ltd.	138,045	315,590

		4,929,789

Denmark (3.6%)
AP Moller – Maersk A/S, Class A (x)	203	344,557
AP Moller – Maersk A/S, Class B	304	528,428
Carlsberg A/S, Class B	6,438	772,497
Coloplast A/S, Class B (x)	8,414	1,010,806
Danske Bank A/S	46,516	1,386,015
Demant A/S*	6,879	297,726
DSV A/S	11,613	1,779,329
Genmab A/S*	4,509	1,129,856
Novo Nordisk A/S, Class B	218,832	31,599,744
Novonesis (Novozymes) B	24,975	1,528,145
Orsted A/S(m)*	12,517	666,121
Pandora A/S	5,533	835,047
ROCKWOOL A/S, Class B	599	243,078
Tryg A/S (x)	23,287	508,951
Vestas Wind Systems A/S*	67,977	1,574,016

		44,204,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Finland (0.9%)
Elisa OYJ	9,594	$440,168
Fortum OYJ	31,648	462,645
Kesko OYJ, Class B	18,253	320,393
Kone OYJ, Class B	23,028	1,136,664
Metso OYJ	44,515	471,203
Neste OYJ	27,381	487,506
Nokia OYJ	351,512	1,339,604
Nordea Bank Abp	210,984	2,511,471
Orion OYJ, Class B	6,991	298,432
Sampo OYJ, Class A	29,904	1,284,230
Stora Enso OYJ, Class R	38,562	526,756
UPM-Kymmene OYJ	35,822	1,251,420
Wartsila OYJ Abp	33,727	650,159

		11,180,651

France (8.5%)
Accor SA	13,388	549,141
Aeroports de Paris SA	2,106	256,216
Air Liquide SA	38,726	6,688,864
Airbus SE	39,845	5,473,111
Alstom SA (x)	23,843	400,894
Amundi SA (m)	3,924	253,195
Arkema SA	4,151	360,753
AXA SA	121,445	3,975,981
BioMerieux	2,653	252,159
BNP Paribas SA	68,903	4,392,818
Bollore SE	44,811	262,987
Bouygues SA	13,184	423,159
Bureau Veritas SA	21,669	600,118
Capgemini SE	10,449	2,078,049
Carrefour SA	37,397	528,664
Cie de Saint-Gobain SA	30,624	2,381,702
Cie Generale des Etablissements Michelin SCA	45,280	1,751,068
Covivio SA (REIT)	3,033	144,155
Credit Agricole SA	72,180	984,817
Danone SA	43,297	2,646,738
Dassault Aviation SA	1,412	256,466
Dassault Systemes SE	44,918	1,698,104
Edenred SE	16,735	706,320
Eiffage SA	4,881	448,294
Engie SA	121,604	1,736,641
EssilorLuxottica SA (Euronext Paris)	14,480	3,120,080
EssilorLuxottica SA (Italian Stock Exchange)	5,326	1,143,628
Eurazeo SE	3,186	253,686
Gecina SA (REIT)	3,122	287,374
Getlink SE	22,364	370,039
Hermes International SCA	2,112	4,840,351
Ipsen SA	2,492	305,578
Kering SA	4,982	1,806,058
Klepierre SA (REIT)	14,502	387,962
La Francaise des Jeux SAEM (m)	7,367	250,892
Legrand SA	17,749	1,760,928
L’Oreal SA	16,138	7,086,891
LVMH Moet Hennessy Louis Vuitton SE	18,492	14,132,140
Orange SA	125,004	1,252,248
Pernod Ricard SA	13,669	1,854,738
Publicis Groupe SA	15,494	1,649,042
Remy Cointreau SA	1,631	136,069

Renault SA	13,240	678,341
Rexel SA	15,048	389,354
Safran SA	22,966	4,855,139
Sartorius Stedim Biotech	1,928	316,533
SEB SA	1,595	163,301
Societe Generale SA	48,034	1,127,609
Sodexo SA	5,997	539,489
Teleperformance SE	3,743	394,202
Thales SA	6,312	1,010,596
TotalEnergies SE	144,416	9,640,102
Unibail-Rodamco-Westfield (REIT)	7,827	616,269
Veolia Environnement SA	45,743	1,367,758
Vinci SA	33,414	3,520,501
Vivendi SE	47,149	492,622

		104,999,934

Germany (7.7%)
adidas AG	10,882	2,598,859
Allianz SE (Registered)	26,276	7,302,403
BASF SE	59,547	2,881,532
Bayer AG (Registered)	66,011	1,864,920
Bayerische Motoren Werke AG	21,403	2,025,806
Bayerische Motoren Werke AG (Preference) (q)	3,811	336,511
Bechtle AG (x)	5,249	247,005
Beiersdorf AG	6,876	1,005,534
Brenntag SE	8,802	593,493
Carl Zeiss Meditec AG	2,804	197,143
Commerzbank AG	70,297	1,067,912
Continental AG	7,350	416,401
Covestro AG (m)*	12,751	748,331
CTS Eventim AG & Co. KGaA	4,185	349,142
Daimler Truck Holding AG	35,870	1,427,885
Deutsche Bank AG (Registered)	128,971	2,059,115
Deutsche Boerse AG	12,735	2,606,327
Deutsche Lufthansa AG (Registered) (x)	40,965	250,506
Deutsche Post AG	66,726	2,700,481
Deutsche Telekom AG (Registered)	216,140	5,435,036
Dr Ing hc F Porsche AG (Preference) (q)§	7,729	575,443
E.ON SE	150,803	1,979,213
Evonik Industries AG	17,555	358,150
Fresenius Medical Care AG	13,922	533,173
Fresenius SE & Co. KGaA*	28,075	838,266
GEA Group AG	10,758	448,178
Hannover Rueck SE	4,045	1,025,383
Heidelberg Materials AG	9,190	952,905
Henkel AG & Co. KGaA	7,185	565,181
Henkel AG & Co. KGaA (Preference) (q)	11,504	1,025,288
Infineon Technologies AG	87,621	3,219,103
Knorr-Bremse AG	4,996	381,488
LEG Immobilien SE	4,966	405,576
Mercedes-Benz Group AG	53,405	3,693,022
Merck KGaA	8,782	1,455,437
MTU Aero Engines AG	3,675	939,855
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,083	4,542,714
Nemetschek SE	3,885	382,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Porsche Automobil Holding SE (Preference) (q)	9,848	$445,177
Puma SE	7,150	328,268
Rational AG	329	273,946
Rheinmetall AG	2,914	1,484,540
RWE AG	42,483	1,453,635
SAP SE	70,022	14,212,116
Sartorius AG (Preference) (q)	1,776	416,540
Scout24 SE (m)	5,003	381,487
Siemens AG (Registered)	50,707	9,433,806
Siemens Energy AG*	40,199	1,046,573
Siemens Healthineers AG (m)	18,606	1,072,024
Symrise AG, Class A	8,886	1,087,732
Talanx AG	4,093	326,782
Volkswagen AG	2,006	240,827
Volkswagen AG (Preference) (q)	13,690	1,545,302
Vonovia SE	49,264	1,400,759
Zalando SE (m)*	15,349	359,828

		94,944,214

Hong Kong (1.5%)
AIA Group Ltd.	755,727	5,129,117
CK Asset Holdings Ltd.	129,505	485,081
CK Infrastructure Holdings Ltd.	41,550	234,645
CLP Holdings Ltd.	108,367	875,645
Futu Holdings Ltd. (ADR)*	4,179	274,163
Hang Seng Bank Ltd.	49,515	636,608
Henderson Land Development Co. Ltd.	93,651	251,246
HKT Trust & HKT Ltd.	264,818	297,066
Hong Kong & China Gas Co. Ltd.	774,709	589,287
Hong Kong Exchanges & Clearing Ltd.	80,987	2,594,803
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	68,931	209,550
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,015	9,739
Jardine Matheson Holdings Ltd. (London Stock Exchange)	9,657	342,824
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	703	24,872
Link REIT (REIT)	173,233	673,273
MTR Corp. Ltd.	102,972	325,041
Power Assets Holdings Ltd.	91,699	496,127
Prudential plc	183,471	1,666,154
Sino Land Co. Ltd.	257,952	265,911
Sun Hung Kai Properties Ltd.	95,931	829,824
Swire Pacific Ltd., Class A	27,085	239,320
Swire Properties Ltd.	75,054	119,563
Techtronic Industries Co. Ltd.	92,796	1,059,976
WH Group Ltd. (m)	562,535	370,267
Wharf Real Estate Investment Co. Ltd.	117,874	312,457

		18,312,559

Ireland (0.4%)
AerCap Holdings NV	13,745	1,281,034
AIB Group plc	114,142	603,378
Bank of Ireland Group plc	69,118	723,046
Kerry Group plc (London Stock Exchange), Class A	9	729
Kerry Group plc (Turquoise Stock Exchange), Class A	10,487	849,629

Kingspan Group plc	10,254	873,031
Smurfit Kappa Group plc (x)	17,294	770,474

		5,101,321

Israel (0.6%)
Azrieli Group Ltd.	3,242	189,686
Bank Hapoalim BM	83,727	738,363
Bank Leumi Le-Israel BM	101,328	823,565
Check Point Software Technologies Ltd.*	6,406	1,056,990
Elbit Systems Ltd.	1,788	311,759
Global-e Online Ltd.*	6,437	233,470
ICL Group Ltd.	54,839	236,795
Israel Discount Bank Ltd., Class A	86,765	431,620
Mizrahi Tefahot Bank Ltd.	10,640	359,437
Nice Ltd.*	4,212	687,020
Teva Pharmaceutical Industries Ltd. (ADR)*	73,424	1,193,140
Wix.com Ltd.*	3,480	553,564

		6,815,409

Italy (2.2%)
Amplifon SpA	8,512	303,013
Assicurazioni Generali SpA	68,068	1,697,781
Banco BPM SpA	84,131	541,862
Coca-Cola HBC AG	15,217	518,982
Davide Campari-Milano NV	41,702	394,086
DiaSorin SpA	1,462	145,707
Enel SpA	546,021	3,797,439
Eni SpA	145,271	2,233,166
Ferrari NV	8,470	3,453,309
FinecoBank Banca Fineco SpA	39,976	595,947
Infrastrutture Wireless Italiane SpA (m)	21,366	223,099
Intesa Sanpaolo SpA	986,363	3,666,575
Leonardo SpA	23,281	540,543
Mediobanca Banca di Credito Finanziario SpA	34,025	498,851
Moncler SpA	15,078	921,393
Nexi SpA (m)*	41,500	253,067
Poste Italiane SpA (m) (x)	30,501	388,551
Prysmian SpA	17,498	1,083,517
Recordati Industria Chimica e Farmaceutica SpA	6,981	364,096
Snam SpA (x)	134,525	595,151
Telecom Italia SpA (x)*	730,713	174,902
Terna – Rete Elettrica Nazionale	93,401	722,001
UniCredit SpA	102,301	3,791,298

		26,904,336

Japan (20.4%)
Advantest Corp.	50,820	2,029,452
Aeon Co. Ltd.	43,408	927,840
AGC, Inc. (x)	13,386	433,138
Aisin Corp.	9,518	310,168
Ajinomoto Co., Inc.	31,499	1,104,393
ANA Holdings, Inc.	11,312	208,782
Asahi Group Holdings Ltd. (x)	31,972	1,127,734
Asahi Kasei Corp.	83,086	532,166
Asics Corp.	43,200	660,794
Astellas Pharma, Inc.	120,578	1,191,615
Bandai Namco Holdings, Inc.	40,845	797,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Bridgestone Corp. (x)	37,984	$1,492,541
Brother Industries Ltd.	15,127	266,173
Canon, Inc. (x)	66,819	1,808,254
Capcom Co. Ltd.	23,952	451,528
Central Japan Railway Co.	51,825	1,118,704
Chiba Bank Ltd. (The)	34,583	307,806
Chubu Electric Power Co., Inc.	42,939	507,347
Chugai Pharmaceutical Co. Ltd. (x)	44,977	1,597,915
Concordia Financial Group Ltd.	66,701	392,271
Dai Nippon Printing Co. Ltd.	14,358	482,973
Daifuku Co. Ltd.	20,539	384,252
Dai-ichi Life Holdings, Inc.	62,867	1,679,423
Daiichi Sankyo Co. Ltd.	124,124	4,261,676
Daikin Industries Ltd.	17,730	2,465,163
Daito Trust Construction Co. Ltd.	4,137	426,454
Daiwa House Industry Co. Ltd.	39,006	988,423
Daiwa Securities Group, Inc.	91,683	699,205
Denso Corp.	126,152	1,958,653
Dentsu Group, Inc. (x)	13,596	342,498
Disco Corp.	6,290	2,386,361
East Japan Railway Co.	59,829	990,828
Eisai Co. Ltd.	16,696	684,070
ENEOS Holdings, Inc.	196,722	1,010,693
FANUC Corp.	63,988	1,753,515
Fast Retailing Co. Ltd.	11,675	2,943,241
Fuji Electric Co. Ltd.	8,730	496,594
FUJIFILM Holdings Corp.	74,592	1,744,143
Fujitsu Ltd.	117,710	1,841,482
Hamamatsu Photonics KK	9,826	263,102
Hankyu Hanshin Holdings, Inc.	14,754	391,936
Hikari Tsushin, Inc.	1,238	230,572
Hitachi Construction Machinery Co. Ltd.	6,485	173,643
Hitachi Ltd.	311,285	6,967,103
Honda Motor Co. Ltd.	306,212	3,273,570
Hoshizaki Corp.	7,726	245,000
Hoya Corp.	23,357	2,715,474
Hulic Co. Ltd. (x)	24,798	219,558
Ibiden Co. Ltd.	7,485	304,629
Idemitsu Kosan Co. Ltd.	65,130	421,610
Inpex Corp. (x)	65,676	966,220
Isuzu Motors Ltd.	38,979	516,280
ITOCHU Corp. (x)	79,060	3,859,390
Japan Airlines Co. Ltd.	9,343	147,413
Japan Exchange Group, Inc.	33,241	775,189
Japan Post Bank Co. Ltd.	96,509	911,464
Japan Post Holdings Co. Ltd.	137,559	1,363,706
Japan Post Insurance Co. Ltd.	13,672	265,214
Japan Real Estate Investment Corp. (REIT)	89	281,012
Japan Tobacco, Inc. (x)	80,600	2,178,189
JFE Holdings, Inc.	38,600	555,524
Kajima Corp.	29,294	506,441
Kansai Electric Power Co., Inc. (The)	47,367	795,485
Kao Corp.	31,689	1,284,971
Kawasaki Kisen Kaisha Ltd. (x)	26,955	392,036
KDDI Corp.	100,854	2,666,623
Keisei Electric Railway Co. Ltd. (x)	8,785	282,623
Keyence Corp.	13,044	5,719,772
Kikkoman Corp.	46,840	542,522
Kintetsu Group Holdings Co. Ltd.	12,754	277,609
Kirin Holdings Co. Ltd. (x)	52,853	680,989

Kobe Bussan Co. Ltd.	10,263	228,619
Koito Manufacturing Co. Ltd.	14,368	198,164
Komatsu Ltd.	61,243	1,778,023
Konami Group Corp.	6,699	482,158
Kubota Corp. (x)	67,487	943,786
Kyocera Corp.	84,724	974,992
Kyowa Kirin Co. Ltd. (x)	19,025	324,888
Lasertec Corp. (x)	5,330	1,195,598
LY Corp.	182,679	441,568
M3, Inc.	28,681	273,369
Makita Corp.	14,194	385,706
Marubeni Corp.	94,708	1,751,530
MatsukiyoCocokara & Co.	23,035	330,728
Mazda Motor Corp.	39,137	378,502
McDonald’s Holdings Co. Japan Ltd. (x)	5,658	222,958
Meiji Holdings Co. Ltd.	15,860	341,962
Minebea Mitsumi, Inc.	23,922	489,918
Mitsubishi Chemical Group Corp. (x)	89,419	496,365
Mitsubishi Corp.	227,933	4,459,774
Mitsubishi Electric Corp.	129,848	2,072,128
Mitsubishi Estate Co. Ltd.	75,117	1,176,548
Mitsubishi HC Capital, Inc.	55,918	369,103
Mitsubishi Heavy Industries Ltd.	211,600	2,266,063
Mitsubishi UFJ Financial Group, Inc.	744,906	8,005,112
Mitsui & Co. Ltd.	173,490	3,936,926
Mitsui Chemicals, Inc.	11,498	317,304
Mitsui Fudosan Co. Ltd.	179,202	1,635,640
Mitsui OSK Lines Ltd.	23,288	697,381
Mizuho Financial Group, Inc.	161,997	3,381,105
MonotaRO Co. Ltd. (x)	17,999	211,549
MS&AD Insurance Group Holdings, Inc.	86,195	1,915,266
Murata Manufacturing Co. Ltd.	114,904	2,372,497
NEC Corp.	16,213	1,334,708
Nexon Co. Ltd. (x)	23,206	429,100
Nidec Corp.	27,581	1,231,708
Nintendo Co. Ltd.	69,273	3,683,882
Nippon Building Fund, Inc. (REIT) (x)	98	342,930
Nippon Express Holdings, Inc. (x)	4,669	215,182
Nippon Paint Holdings Co. Ltd. (x)	61,248	398,955
Nippon Prologis REIT, Inc. (REIT)	159	248,051
Nippon Sanso Holdings Corp.	11,390	336,907
Nippon Steel Corp.	56,921	1,203,234
Nippon Telegraph & Telephone Corp.	2,007,820	1,894,382
Nippon Yusen KK (x)	30,624	891,178
Nissan Chemical Corp.	8,445	267,538
Nissan Motor Co. Ltd.	159,426	540,933
Nissin Foods Holdings Co. Ltd.	13,048	331,046
Nitori Holdings Co. Ltd.	5,408	571,085
Nitto Denko Corp.	9,369	740,133
Nomura Holdings, Inc.	197,587	1,132,297
Nomura Real Estate Holdings, Inc.	7,040	176,383
Nomura Real Estate Master Fund, Inc. (REIT) (x)	259	229,718
Nomura Research Institute Ltd.	25,396	713,626
NTT Data Group Corp.	41,237	605,394
Obayashi Corp.	42,837	509,070
Obic Co. Ltd.	4,431	571,191
Olympus Corp.	79,928	1,288,416
Omron Corp.	11,537	396,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Ono Pharmaceutical Co. Ltd.	25,562	$348,977
Oracle Corp.	2,448	168,891
Oriental Land Co. Ltd.	73,258	2,040,788
ORIX Corp.	77,376	1,708,245
Osaka Gas Co. Ltd.	24,281	534,698
Otsuka Corp.	15,550	298,745
Otsuka Holdings Co. Ltd. (x)	27,638	1,162,964
Pan Pacific International Holdings Corp.	25,194	589,410
Panasonic Holdings Corp.	156,260	1,279,100
Rakuten Group, Inc. (x)*	103,946	536,172
Recruit Holdings Co. Ltd.	99,535	5,324,742
Renesas Electronics Corp.	100,430	1,878,264
Resona Holdings, Inc.	138,552	916,705
Ricoh Co. Ltd.	35,899	306,912
Rohm Co. Ltd. (x)	21,144	282,551
SBI Holdings, Inc.	16,970	428,970
SCREEN Holdings Co. Ltd.	5,400	486,668
SCSK Corp.	9,787	195,448
Secom Co. Ltd.	14,100	832,293
Seiko Epson Corp.	19,656	305,304
Sekisui Chemical Co. Ltd.	24,793	343,025
Sekisui House Ltd.	40,284	892,112
Seven & i Holdings Co. Ltd.	151,043	1,840,041
SG Holdings Co. Ltd.	22,099	203,628
Shimadzu Corp.	15,676	392,168
Shimano, Inc.	5,238	808,864
Shin-Etsu Chemical Co. Ltd.	120,177	4,659,482
Shionogi & Co. Ltd.	16,441	641,433
Shiseido Co. Ltd.	26,992	769,714
Shizuoka Financial Group, Inc.	30,279	290,576
SMC Corp.	3,927	1,863,305
SoftBank Corp.	192,729	2,353,261
SoftBank Group Corp.	68,477	4,422,127
Sompo Holdings, Inc.	60,572	1,293,212
Sony Group Corp.	83,844	7,108,162
Subaru Corp.	39,396	834,983
SUMCO Corp. (x)	23,149	333,156
Sumitomo Corp.	68,812	1,718,055
Sumitomo Electric Industries Ltd.	46,658	725,723
Sumitomo Metal Mining Co. Ltd.	16,445	498,593
Sumitomo Mitsui Financial Group, Inc.	84,190	5,612,143
Sumitomo Mitsui Trust Holdings, Inc.	44,264	1,009,689
Sumitomo Realty & Development Co. Ltd.	18,947	555,962
Suntory Beverage & Food Ltd. (x)	8,980	318,533
Suzuki Motor Corp.	105,448	1,213,153
Sysmex Corp.	33,247	535,415
T&D Holdings, Inc.	33,655	587,483
Taisei Corp.	10,923	404,020
Takeda Pharmaceutical Co. Ltd.	106,309	2,756,673
TDK Corp.	25,794	1,581,564
Terumo Corp.	89,424	1,474,559
TIS, Inc.	15,016	291,006
Toho Co. Ltd.	7,805	228,198
Tokio Marine Holdings, Inc.	125,992	4,702,480
Tokyo Electric Power Co. Holdings, Inc.*	101,700	547,533
Tokyo Electron Ltd.	31,491	6,830,977
Tokyo Gas Co. Ltd.	25,078	538,532

Tokyu Corp.	34,757	382,804
TOPPAN Holdings, Inc.	15,990	440,572
Toray Industries, Inc.	93,198	441,111
TOTO Ltd.	8,826	208,348
Toyota Industries Corp.	9,773	823,984
Toyota Motor Corp.	711,140	14,541,927
Toyota Tsusho Corp.	41,646	810,711
Trend Micro, Inc.	8,737	354,661
Unicharm Corp.	27,112	870,705
West Japan Railway Co.	30,394	565,790
Yakult Honsha Co. Ltd. (x)	17,056	304,939
Yamaha Motor Co. Ltd. (x)	60,514	560,043
Yamato Holdings Co. Ltd.	16,816	184,841
Yaskawa Electric Corp. (x)	16,215	582,224
Yokogawa Electric Corp.	15,648	378,337
Zensho Holdings Co. Ltd. (x)	6,542	250,067
ZOZO, Inc. (x)	9,282	232,382

		252,057,866

Jordan (0.0%)†
Hikma Pharmaceuticals plc	10,978	262,419

Luxembourg (0.1%)
ArcelorMittal SA	32,870	752,270
Eurofins Scientific SE	9,281	462,683

		1,214,953

Macau (0.1%)
Galaxy Entertainment Group Ltd.	147,282	686,520
Sands China Ltd.*	155,746	324,693

		1,011,213

Netherlands (4.5%)
ABN AMRO Bank NV (CVA) (m)	28,414	467,100
Adyen NV (m)*	1,459	1,739,393
Aegon Ltd.	95,135	587,672
Akzo Nobel NV	11,196	680,812
Argenx SE (Brussels Stock Exchange)*	3,892	1,703,101
Argenx SE (Vienna Stock Exchange)*	110	47,994
ASM International NV	3,187	2,429,457
ASML Holding NV	26,830	27,704,926
ASR Nederland NV	10,202	486,309
BE Semiconductor Industries NV	5,102	853,202
Euronext NV (m)	5,596	518,398
EXOR NV	6,496	679,688
Heineken Holding NV	8,514	671,546
Heineken NV	19,557	1,891,295
IMCD NV	3,922	543,094
ING Groep NV	221,345	3,783,783
JDE Peet’s NV	7,257	144,557
Koninklijke Ahold Delhaize NV	62,923	1,859,218
Koninklijke KPN NV	264,700	1,014,860
Koninklijke Philips NV*	53,436	1,349,992
NN Group NV	18,155	844,803
OCI NV	6,712	163,819
Randstad NV	7,667	347,570
Universal Music Group NV	54,699	1,627,349
Wolters Kluwer NV	16,679	2,765,096

		54,905,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

New Zealand (0.2%)
Auckland International Airport Ltd.	89,870	$417,665
Fisher & Paykel Healthcare Corp. Ltd.	38,588	706,999
Mercury NZ Ltd.	45,760	182,982
Meridian Energy Ltd.	82,527	316,181
Spark New Zealand Ltd.	124,933	316,562
Xero Ltd.*	9,803	891,999

		2,832,388

Norway (0.5%)
Aker BP ASA	21,594	550,519
DNB Bank ASA	56,893	1,117,398
Equinor ASA	60,106	1,711,082
Gjensidige Forsikring ASA	12,248	218,874
Kongsberg Gruppen ASA	5,957	485,398
Mowi ASA	30,916	514,543
Norsk Hydro ASA	92,104	573,655
Orkla ASA	46,537	378,110
Salmar ASA	4,665	245,549
Telenor ASA	42,959	489,661

		6,284,789

Poland (0.0%)†
InPost SA*	13,412	236,424

Portugal (0.2%)
EDP – Energias de Portugal SA	206,363	773,295
Galp Energia SGPS SA	30,552	645,232
Jeronimo Martins SGPS SA	19,247	376,179

		1,794,706

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	257,865	486,825
CapitaLand Integrated Commercial Trust (REIT)	342,004	499,386
CapitaLand Investment Ltd.	177,579	348,348
DBS Group Holdings Ltd.	133,715	3,529,248
Genting Singapore Ltd.	415,369	264,966
Grab Holdings Ltd., Class A*	140,976	500,465
Keppel Ltd.	100,346	478,790
Oversea-Chinese Banking Corp. Ltd.	227,165	2,417,397
Sea Ltd. (ADR)*	24,611	1,757,718
Sembcorp Industries Ltd.	62,100	220,281
Singapore Airlines Ltd.	93,109	473,785
Singapore Exchange Ltd.	54,589	381,640
Singapore Technologies Engineering Ltd.	105,634	337,312
Singapore Telecommunications Ltd.	541,132	1,097,428
STMicroelectronics NV	45,471	1,795,221
United Overseas Bank Ltd.	84,674	1,956,369

		16,545,179

South Africa (0.2%)
Anglo American plc	84,933	2,686,242

South Korea (0.0%)†
Delivery Hero SE (m)*	13,279	314,998

Spain (2.3%)
Acciona SA (x)	1,660	196,089
ACS Actividades de Construccion y Servicios SA	13,722	591,938
Aena SME SA (m)	5,093	1,025,417

Amadeus IT Group SA	30,461	2,027,144
Banco Bilbao Vizcaya Argentaria SA	389,500	3,901,047
Banco de Sabadell SA	364,617	703,071
Banco Santander SA	1,061,180	4,921,486
CaixaBank SA	250,273	1,324,872
Cellnex Telecom SA (m)	33,162	1,078,586
EDP Renovaveis SA	19,874	277,757
Endesa SA (x)	21,389	401,666
Grifols SA*	19,776	166,468
Iberdrola SA	387,637	5,029,419
Industria de Diseno Textil SA	72,407	3,594,953
Redeia Corp. SA (x)	26,951	471,047
Repsol SA (x)	81,041	1,278,863
Telefonica SA	318,530	1,350,874

		28,340,697

Sweden (2.9%)
Alfa Laval AB	19,624	859,279
Assa Abloy AB, Class B	66,998	1,893,820
Atlas Copco AB, Class A	180,477	3,391,926
Atlas Copco AB, Class B	105,227	1,699,179
Beijer Ref AB, Class B (x)	24,952	384,909
Boliden AB	18,327	586,346
Epiroc AB, Class A	45,113	900,217
Epiroc AB, Class B	26,620	486,740
EQT AB	25,298	747,555
Essity AB, Class B	40,562	1,038,638
Evolution AB (m)	12,223	1,273,157
Fastighets AB Balder, Class B*	42,028	287,959
Getinge AB, Class B	14,350	243,770
H & M Hennes & Mauritz AB, Class B	42,846	677,718
Hexagon AB, Class B	140,196	1,582,645
Holmen AB, Class B	4,916	193,505
Husqvarna AB, Class B	23,516	188,456
Industrivarden AB, Class C	10,200	344,138
Industrivarden AB, Class A	8,023	272,959
Indutrade AB	17,580	450,488
Investment AB Latour, Class B	9,305	251,259
Investor AB, Class B	116,026	3,176,785
L E Lundbergforetagen AB, Class B	4,857	240,123
Lifco AB, Class B	16,127	442,774
Nibe Industrier AB, Class B	104,297	442,222
Saab AB, Class B	20,853	501,700
Sagax AB, Class B	13,694	350,393
Sandvik AB	71,817	1,439,186
Securitas AB, Class B	31,955	317,168
Skandinaviska Enskilda Banken AB, Class A	105,712	1,560,895
Skanska AB, Class B	22,523	405,452
SKF AB, Class B	23,219	466,176
Svenska Cellulosa AB SCA, Class B	41,569	613,985
Svenska Handelsbanken AB, Class A	96,609	920,151
Swedbank AB, Class A	56,624	1,165,175
Swedish Orphan Biovitrum AB*	12,522	335,054
Tele2 AB, Class B	33,856	340,828
Telefonaktiebolaget LM Ericsson, Class B	191,850	1,191,030
Telia Co. AB	165,310	443,416
Trelleborg AB, Class B	14,437	561,734
Volvo AB, Class A	12,670	330,407
Volvo AB, Class B	106,512	2,724,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Volvo Car AB, Class B*	48,659	$150,513

		35,874,182

Switzerland (5.8%)
ABB Ltd. (Registered)	107,375	5,966,008
Adecco Group AG (Registered)	10,861	360,482
Alcon, Inc.	33,575	2,997,815
Avolta AG	6,066	235,632
Bachem Holding AG	2,473	226,945
Baloise Holding AG (Registered)	3,121	549,549
Banque Cantonale Vaudoise (Registered)	1,952	207,160
Barry Callebaut AG (Registered)	248	404,109
BKW AG	1,389	221,541
Chocoladefabriken Lindt & Spruengli AG	66	770,594
Chocoladefabriken Lindt & Spruengli AG (Registered)	7	808,726
Cie Financiere Richemont SA (Registered)	36,048	5,627,171
Clariant AG (Registered)	15,615	245,752
DSM-Firmenich AG	12,497	1,413,315
EMS-Chemie Holding AG (Registered)	470	385,280
Geberit AG (Registered)	2,221	1,312,156
Givaudan SA (Registered)	620	2,939,730
Helvetia Holding AG (Registered)	2,439	329,833
Julius Baer Group Ltd.	14,090	787,265
Kuehne + Nagel International AG (Registered)	3,239	931,557
Logitech International SA (Registered)	11,033	1,067,381
Lonza Group AG (Registered)	4,970	2,712,770
Novartis AG (Registered)	132,164	14,146,822
Partners Group Holding AG	1,509	1,938,211
Sandoz Group AG	27,259	987,265
Schindler Holding AG	2,656	667,511
Schindler Holding AG (Registered)	1,611	401,652
SGS SA (Registered)	9,854	877,422
SIG Group AG (x)	20,241	370,599
Sika AG (Registered)	10,240	2,931,413
Sonova Holding AG (Registered)	3,448	1,065,351
Straumann Holding AG (Registered)	7,488	927,614
Swatch Group AG (The) (x)	1,975	404,584
Swatch Group AG (The) (Registered)	3,293	134,513
Swiss Life Holding AG (Registered)	1,983	1,458,033
Swiss Prime Site AG (Registered)	5,069	480,693
Swisscom AG (Registered)	1,748	983,487
Temenos AG (Registered)	4,542	313,433
UBS Group AG (Registered)	219,444	6,460,341
VAT Group AG (m)	1,794	1,017,156
Zurich Insurance Group AG	9,759	5,204,003

		71,270,874

United Arab Emirates (0.0%)
NMC Health plc (r)*	3,282	—

United Kingdom (9.7%)
3i Group plc	65,398	2,534,650
Admiral Group plc	17,760	587,078
Ashtead Group plc	29,347	1,959,492
Associated British Foods plc	23,397	731,714

AstraZeneca plc	103,953	16,236,647
Auto Trader Group plc (m)	61,625	624,136
Aviva plc	181,274	1,092,122
BAE Systems plc	203,825	3,401,048
Barclays plc	1,009,360	2,665,422
Barratt Developments plc	65,571	391,399
Berkeley Group Holdings plc	7,035	408,008
British American Tobacco plc	134,199	4,122,275
BT Group plc	421,281	747,422
Bunzl plc	22,158	843,099
Burberry Group plc	23,042	255,680
Centrica plc	361,754	616,889
CK Hutchison Holdings Ltd.	180,763	865,731
Coca-Cola Europacific Partners plc	13,526	985,640
Compass Group plc	113,534	3,099,996
Croda International plc	9,094	453,851
DCC plc	6,511	455,973
Diageo plc	148,945	4,687,265
Entain plc	43,358	345,296
Flutter Entertainment plc*	11,802	2,158,020
Halma plc	25,887	885,505
Hargreaves Lansdown plc	23,143	331,167
HSBC Holdings plc	1,272,931	11,004,718
Imperial Brands plc	54,926	1,405,303
Informa plc	92,540	1,001,113
InterContinental Hotels Group plc	10,959	1,153,423
Intertek Group plc	10,653	645,582
J Sainsbury plc	107,082	345,174
JD Sports Fashion plc	169,394	255,886
Kingfisher plc	125,225	393,843
Land Securities Group plc (REIT)	47,238	369,925
Legal & General Group plc	405,261	1,162,899
Lloyds Banking Group plc	4,229,570	2,926,729
London Stock Exchange Group plc	30,527	3,627,383
M&G plc	147,915	381,438
Melrose Industries plc	87,813	614,298
National Grid plc	321,614	3,588,230
NatWest Group plc	438,771	1,729,400
Next plc	7,911	903,627
Pearson plc	40,356	505,447
Persimmon plc	22,064	377,088
Phoenix Group Holdings plc	49,259	324,729
Reckitt Benckiser Group plc	47,472	2,569,601
RELX plc (London Stock Exchange)	33,478	1,540,008
RELX plc (Turquoise Stock Exchange)	92,157	4,239,960
Rentokil Initial plc	167,088	974,128
Rolls-Royce Holdings plc*	561,529	3,242,498
Sage Group plc (The)	68,880	947,770
Schroders plc	53,435	245,737
Segro plc (REIT)	83,172	944,347
Severn Trent plc	17,989	541,209
Smith & Nephew plc	59,566	738,366
Smiths Group plc	23,693	510,653
Spirax Group plc	4,870	522,043
SSE plc	73,214	1,656,179
Standard Chartered plc	149,711	1,355,028
Taylor Wimpey plc	230,527	414,238
Tesco plc	473,322	1,830,879
Unilever plc	138,922	7,629,362
Unilever plc (London Stock Exchange)	29,076	1,597,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

United Utilities Group plc	46,695	$580,001
Vodafone Group plc	1,541,205	1,359,090
Whitbread plc	12,543	471,704
Wise plc, Class A*	40,392	347,971
WPP plc	72,181	660,972

		119,120,508

United States (8.1%)
BP plc	1,135,462	6,820,724
CSL Ltd.	32,452	6,390,921
CyberArk Software Ltd.*	2,768	756,827
Experian plc	61,537	2,867,300
Ferrovial SE	34,246	1,329,863
GSK plc	277,937	5,373,748
Haleon plc	459,270	1,872,897
Holcim AG	34,983	3,100,169
James Hardie Industries plc (CHDI)*	29,349	926,073
Monday.com Ltd.*	2,461	592,510
Nestle SA (Registered)	179,041	18,277,746
QIAGEN NV*	14,705	607,098
Roche Holding AG	47,111	13,082,748
Roche Holding AG CHF 1	2,206	672,272
Sanofi SA	76,366	7,355,668
Schneider Electric SE	36,492	8,765,892
Shell plc	429,386	15,382,579
Stellantis NV (Euronext Paris)	92,875	1,837,706
Stellantis NV (Italian Stock Exchange)	55,839	1,104,520
Swiss Re AG	20,147	2,500,295
Tenaris SA	32,434	498,450

		100,116,006

Total Common Stocks (89.9%) (Cost $730,292,052)		1,108,819,006

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Amplifon SpA, expiring 7/9/24* (Cost $—)	8,512	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	900,000	900,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,506,271	2,506,271

Total Investment Companies		5,406,271

Total Short-Term Investments (0.4%) (Cost $5,406,271)		5,406,271

Total Investments in Securities (90.3%) (Cost $735,698,323)		1,114,225,277
Other Assets Less Liabilities (9.7%)		119,602,115

Net Assets (100%)		$1,233,827,392

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $575,443 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $13,025,203 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $20,779,516. This was collateralized by $16,877,934 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.480%, maturing 7/31/24 – 11/15/53 and by cash of $5,406,271 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	896	9/2024	USD	47,268,478	215,705
FTSE 100 Index	284	9/2024	GBP	29,481,441	68,036
MSCI EAFE E-Mini Index	12	9/2024	USD	1,405,920	(9,552)
SPI 200 Index	93	9/2024	AUD	12,054,430	115,821
TOPIX Index	171	9/2024	JPY	29,871,061	312,133

					702,143

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	17,164,248	USD	11,427,613	HSBC Bank plc	9/20/2024	46,738
USD	48,594,862	EUR	44,921,413	HSBC Bank plc	9/20/2024	296,661

Total unrealized appreciation						343,399

GBP	19,703,911	USD	25,170,466	HSBC Bank plc	9/20/2024	(247,750)
JPY	3,500,536,287	USD	22,615,475	HSBC Bank plc	9/20/2024	(585,820)

Total unrealized depreciation						(833,570)

Net unrealized depreciation						(490,171)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD):

AUD 144,348, CAD 63, CHF 33,742, DKK 32,438, EUR 94,854,238, GBP 3,850,570, HKD 90,319, ILS 57,788, JPY 7,814,824, NOK 53,319, NZD 43,949, SEK 33,532 and SGD 87,999.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$83,772,785	$—	$83,772,785
Austria	—	2,657,651	—	2,657,651
Belgium	—	8,824,193	—	8,824,193
Brazil	—	329,870	—	329,870
Burkina Faso	—	286,976	—	286,976
Chile	—	686,524	—	686,524
China	—	4,929,789	—	4,929,789
Denmark	—	44,204,316	—	44,204,316
Finland	—	11,180,651	—	11,180,651
France	—	104,999,934	—	104,999,934
Germany	—	94,944,214	—	94,944,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Hong Kong	$826,537	$17,486,022	$—		$18,312,559
Ireland	1,281,034	3,820,287	—		5,101,321
Israel	3,037,164	3,778,245	—		6,815,409
Italy	—	26,904,336	—		26,904,336
Japan	—	252,057,866	—		252,057,866
Jordan	—	262,419	—		262,419
Luxembourg	—	1,214,953	—		1,214,953
Macau	—	1,011,213	—		1,011,213
Netherlands	—	54,905,034	—		54,905,034
New Zealand	—	2,832,388	—		2,832,388
Norway	—	6,284,789	—		6,284,789
Poland	—	236,424	—		236,424
Portugal	—	1,794,706	—		1,794,706
Singapore	2,258,183	14,286,996	—		16,545,179
South Africa	—	2,686,242	—		2,686,242
South Korea	—	314,998	—		314,998
Spain	—	28,340,697	—		28,340,697
Sweden	—	35,874,182	—		35,874,182
Switzerland	—	71,270,874	—		71,270,874
United Arab Emirates	—	—	—	(a)	—(	a)
United Kingdom	985,640	118,134,868	—		119,120,508
United States	1,349,337	98,766,669	—		100,116,006
Forward Currency Contracts	—	343,399	—		343,399
Futures	711,695	—	—		711,695
Rights
Italy	—	—	—		—
Short-Term Investments
Investment Companies	5,406,271	—	—		5,406,271

Total Assets	$15,855,861	$1,099,424,510	$—		$1,115,280,371

Liabilities:
Forward Currency Contracts	$—	$(833,570)	$—		$(833,570)
Futures	(9,552)	—	—		(9,552)

Total Liabilities	$(9,552)	$(833,570)	$—		$(843,122)

Total	$15,846,309	$1,098,590,940	$—		$1,114,437,249

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$343,399
Equity contracts	Receivables, Net assets – Unrealized appreciation	711,695	*

Total		$1,055,094

	Liability Derivatives
Foreign exchange contracts	Payables	(833,570)
Equity contracts	Payables, Net assets – Unrealized depreciation	(9,552	)*

Total		$(843,122)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,835,254)	$(1,835,254)
Equity contracts	10,938,822	—	10,938,822

Total	$10,938,822	$(1,835,254)	$9,103,568

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(609,958)	$(609,958)
Equity contracts	(246,656)	—	(246,656)

Total	$(246,656)	$(609,958)	$(856,614)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$119,715,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$60,146,000
Average settlement value sold – in USD	49,075,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$343,399	$(343,399)	$—	$—

Total	$343,399	$(343,399)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$833,570	$(343,399)	$—	$490,171

Total	$833,570	$(343,399)	$—	$490,171

(a) For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,221,371
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$85,446,452

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$488,097,064
Aggregate gross unrealized depreciation	(135,145,542)

Net unrealized appreciation	$352,951,522

Federal income tax cost of investments in securities and derivative instruments, if applicable	$761,485,727

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $735,698,323)	$1,114,225,277
Cash	5,004,512
Foreign cash (Cost $110,013,368)	107,097,129
Cash held as collateral at broker for futures	7,365,771
Dividends, interest and other receivables	7,267,534
Unrealized appreciation on forward foreign currency contracts	343,399
Securities lending income receivable	6,199
Due from broker for futures variation margin	4,039
Receivable for securities sold	410
Other assets	31,997

Total assets	1,241,346,267

LIABILITIES
Payable for return of collateral on securities loaned	5,406,271
Unrealized depreciation on forward foreign currency contracts	833,570
Payable for Portfolio shares repurchased	540,264
Investment management fees payable	462,017
Administrative fees payable	129,681
Accrued expenses	147,072

Total liabilities	7,518,875

Commitments and contingent liabilities^
NET ASSETS	$1,233,827,392

Net assets were comprised of:
Paid in capital	$887,239,725
Total distributable earnings (loss)	346,587,667

Net assets	$1,233,827,392

Class K
Net asset value, offering and redemption price per share, $1,233,827,392 / 110,998,624 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.12

(x)	Includes value of securities on loan of $20,779,516.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,162,362 foreign withholding tax)	$22,334,156
Interest	630,943
Securities lending (net)	62,834

Total income	23,027,933

EXPENSES
Investment management fees	2,807,278
Administrative fees	789,908
Custodian fees	148,594
Professional fees	66,578
Printing and mailing expenses	59,940
Trustees’ fees	20,824
Miscellaneous	60,895

Total expenses	3,954,017

NET INVESTMENT INCOME (LOSS)	19,073,916

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	16,976,350
Futures contracts	10,938,822
Forward foreign currency contracts	(1,835,254)
Foreign currency transactions	(196,337)

Net realized gain (loss)	25,883,581

Change in unrealized appreciation (depreciation) on:
Investments in securities	21,849,396
Futures contracts	(246,656)
Forward foreign currency contracts	(609,958)
Foreign currency translations	(3,787,784)

Net change in unrealized appreciation (depreciation)	17,204,998

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,088,579

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,162,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,073,916	$28,349,418
Net realized gain (loss)	25,883,581	30,656,463
Net change in unrealized appreciation (depreciation)	17,204,998	144,964,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,162,495	203,970,262

Distributions to shareholders:
Class K	—	(30,482,819)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 23,171 and 293,921 shares, respectively ]	253,110	2,907,944
Capital shares issued in reinvestment of dividends [ 0 and 2,971,967 shares, respectively ]	—	30,482,819
Capital shares repurchased [ (8,183,664) and (24,133,353) shares, respectively ]	(89,261,543)	(242,887,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(89,008,433)	(209,496,613)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,845,938)	(36,009,170)
NET ASSETS:
Beginning of period	1,260,673,330	1,296,682,500

End of period	$1,233,827,392	$1,260,673,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022		2021		2020		2019
Net asset value, beginning of period	$10.58		$9.26	$11.18		$11.03		$10.77		$9.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.22	0.22		0.23	(cc)	0.16	(aa)	0.25
Net realized and unrealized gain (loss)	0.37		1.36	(1.88)		0.96		0.52		1.73

Total from investment operations	0.54		1.58	(1.66)		1.19		0.68		1.98

Less distributions:
Dividends from net investment income	—		(0.26)	(0.26)		(0.32)		(0.22)		(0.28)
Distributions from net realized gains	—		—	—		(0.72)		(0.20)		(0.10)

Total dividends and distributions	—		(0.26)	(0.26)		(1.04)		(0.42)		(0.38)

Net asset value, end of period	$11.12		$10.58	$9.26		$11.18		$11.03		$10.77

Total return (b)	5.10%		17.15%	(14.75)%		10.94%		6.43%		21.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,233,827		$1,260,673	$1,296,682		$1,593,960		$1,626,702		$1,716,381
Ratio of expenses to average net assets (a)(f)	0.63%		0.63%	0.67	%(g)	0.68	%(g)	0.63	%(g)	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	3.06%		2.23%	2.35%		1.97	%(dd)	1.61	%(bb)	2.46%
Portfolio turnover rate^	1	%(z)	2%	6%		3%		10%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for periods ended December 31, 2022, 2021 and 2020, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.15.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.19.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (8.5%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,218,133	$23,278,521
Verizon Communications, Inc.	715,107	29,491,013

		52,769,534

Entertainment (1.1%)
Electronic Arts, Inc.	41,289	5,752,796
Live Nation Entertainment, Inc.*	25,013	2,344,719
Netflix, Inc.*	73,205	49,404,591
Take-Two Interactive Software, Inc.*	27,664	4,301,475
Walt Disney Co. (The)	309,715	30,751,602
Warner Bros Discovery, Inc.*	376,844	2,803,719

		95,358,902

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A	997,929	181,772,767
Alphabet, Inc., Class C	830,213	152,277,669
Match Group, Inc.*	42,988	1,305,975
Meta Platforms, Inc., Class A	372,303	187,722,619

		523,079,030

Media (0.5%)
Charter Communications, Inc., Class A*	16,926	5,060,197
Comcast Corp., Class A	664,977	26,040,499
Fox Corp., Class A	40,047	1,376,415
Fox Corp., Class B	18,843	603,353
Interpublic Group of Cos., Inc. (The)	63,801	1,855,971
News Corp., Class A	67,000	1,847,190
News Corp., Class B	19,037	540,460
Omnicom Group, Inc.	34,305	3,077,159
Paramount Global, Class B (x)	84,371	876,615

		41,277,859

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	87,598	15,433,016

Total Communication Services		727,918,341

Consumer Discretionary (9.1%)
Automobile Components (0.1%)
Aptiv plc*	47,674	3,357,203
BorgWarner, Inc.	39,168	1,262,776

		4,619,979

Automobiles (1.3%)
Ford Motor Co.	671,210	8,416,973
General Motors Co.	193,097	8,971,287
Tesla, Inc.*	471,375	93,275,685

		110,663,945

Broadline Retail (3.6%)
Amazon.com, Inc.*	1,555,816	300,661,442
eBay, Inc.	84,713	4,550,783
Etsy, Inc.*	20,685	1,220,001

		306,432,226

Distributors (0.1%)
Genuine Parts Co.	23,306	3,223,686
LKQ Corp.	43,899	1,825,759
Pool Corp.	6,374	1,958,922

		7,008,367

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	75,155	11,395,753
Booking Holdings, Inc.	5,764	22,834,086
Caesars Entertainment, Inc.*	38,009	1,510,478
Carnival Corp.*	171,949	3,218,885
Chipotle Mexican Grill, Inc.*	232,650	14,575,523
Darden Restaurants, Inc.	19,957	3,019,893
Domino’s Pizza, Inc.	5,755	2,971,479
Expedia Group, Inc.*	21,701	2,734,109
Hilton Worldwide Holdings, Inc.	42,281	9,225,714
Las Vegas Sands Corp.	60,577	2,680,532
Marriott International, Inc., Class A	40,760	9,854,545
McDonald’s Corp.	122,436	31,201,590
MGM Resorts International*	42,633	1,894,611
Norwegian Cruise Line Holdings Ltd.*	73,734	1,385,462
Royal Caribbean Cruises Ltd.*	40,420	6,444,161
Starbucks Corp.	192,118	14,956,386
Wynn Resorts Ltd.	16,212	1,450,974
Yum! Brands, Inc.	48,487	6,422,588

		147,776,769

Household Durables (0.3%)
DR Horton, Inc.	49,523	6,979,277
Garmin Ltd.	26,273	4,280,397
Lennar Corp., Class A	41,600	6,234,592
Mohawk Industries, Inc.*	9,324	1,059,113
NVR, Inc.*	523	3,968,817
PulteGroup, Inc.	36,473	4,015,677

		26,537,873

Leisure Products (0.0%)†
Hasbro, Inc.	22,159	1,296,301

Specialty Retail (1.7%)
AutoZone, Inc.*	2,968	8,797,449
Bath & Body Works, Inc.	38,256	1,493,897
Best Buy Co., Inc.	33,254	2,802,980
CarMax, Inc.*	28,211	2,068,995
Home Depot, Inc. (The)	168,365	57,957,967
Lowe’s Cos., Inc.	97,209	21,430,696
O’Reilly Automotive, Inc.*	9,962	10,520,470
Ross Stores, Inc.	56,244	8,173,378
TJX Cos., Inc. (The)	192,400	21,183,240
Tractor Supply Co.	18,655	5,036,850
Ulta Beauty, Inc.*	7,896	3,046,829

		142,512,751

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	4,429	4,287,050
Lululemon Athletica, Inc.*	19,409	5,797,468
NIKE, Inc., Class B	205,814	15,512,201
Ralph Lauren Corp.	6,793	1,189,183
Tapestry, Inc.	40,387	1,728,160

		28,514,062

Total Consumer Discretionary		775,362,273

Consumer Staples (5.3%)
Beverages (1.2%)
Brown-Forman Corp., Class B	28,282	1,221,500
Coca-Cola Co. (The)	658,687	41,925,427
Constellation Brands, Inc., Class A	27,587	7,097,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Keurig Dr Pepper, Inc.	179,710	$6,002,314
Molson Coors Beverage Co., Class B	32,317	1,642,673
Monster Beverage Corp.*	120,501	6,019,025
PepsiCo, Inc.	233,561	38,521,216

		102,429,738

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	75,347	64,044,197
Dollar General Corp.	37,762	4,993,269
Dollar Tree, Inc.*	35,961	3,839,556
Kroger Co. (The)	114,206	5,702,306
Sysco Corp.	84,388	6,024,459
Target Corp.	78,013	11,549,044
Walgreens Boots Alliance, Inc.	121,078	1,464,438
Walmart, Inc.	725,714	49,138,095

		146,755,364

Food Products (0.7%)
Archer-Daniels-Midland Co.	84,000	5,077,800
Bunge Global SA	24,251	2,589,279
Campbell Soup Co.	31,813	1,437,629
Conagra Brands, Inc.	78,045	2,218,039
General Mills, Inc.	97,058	6,139,889
Hershey Co. (The)	25,043	4,603,655
Hormel Foods Corp.	47,636	1,452,422
J M Smucker Co. (The)	18,091	1,972,643
Kellanova	45,560	2,627,901
Kraft Heinz Co. (The)	132,365	4,264,800
Lamb Weston Holdings, Inc.	23,934	2,012,371
McCormick & Co., Inc. (Non-Voting)	41,200	2,922,728
Mondelez International, Inc., Class A	227,882	14,912,598
Tyson Foods, Inc., Class A	49,029	2,801,517

		55,033,271

Household Products (1.1%)
Church & Dwight Co., Inc.	41,732	4,326,774
Clorox Co. (The)	21,195	2,892,482
Colgate-Palmolive Co.	139,343	13,521,845
Kimberly-Clark Corp.	56,462	7,803,048
Procter & Gamble Co. (The)	400,961	66,126,488

		94,670,637

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	39,540	4,207,056
Kenvue, Inc.	328,031	5,963,604

		10,170,660

Tobacco (0.5%)
Altria Group, Inc.	291,806	13,291,763
Philip Morris International, Inc.	264,102	26,761,456

		40,053,219

Total Consumer Staples		449,112,889

Energy (3.3%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	168,829	5,937,716
Halliburton Co.	152,003	5,134,661
Schlumberger NV	240,892	11,365,285

		22,437,662

Oil, Gas & Consumable Fuels (3.1%)
APA Corp.	58,815	1,731,514
Chevron Corp.	291,183	45,546,845
ConocoPhillips	198,691	22,726,277
Coterra Energy, Inc.	128,010	3,414,027
Devon Energy Corp.	107,370	5,089,338
Diamondback Energy, Inc.	30,612	6,128,216
EOG Resources, Inc.	97,637	12,289,569
EQT Corp.	72,634	2,686,005
Exxon Mobil Corp.	762,111	87,734,218
Hess Corp.	47,497	7,006,758
Kinder Morgan, Inc.	333,459	6,625,830
Marathon Oil Corp.	97,543	2,796,558
Marathon Petroleum Corp.	59,857	10,383,992
Occidental Petroleum Corp.	113,570	7,158,317
ONEOK, Inc.	100,519	8,197,325
Phillips 66	72,025	10,167,769
Targa Resources Corp.	36,827	4,742,581
Valero Energy Corp.	55,553	8,708,488
Williams Cos., Inc. (The)	204,262	8,681,135

		261,814,762

Total Energy		284,252,424

Financials (11.3%)
Banks (2.9%)
Bank of America Corp.	1,155,879	45,969,308
Citigroup, Inc.	324,026	20,562,690
Citizens Financial Group, Inc.	73,713	2,655,879
Fifth Third Bancorp	119,246	4,351,286
Huntington Bancshares, Inc.	246,859	3,253,602
JPMorgan Chase & Co.	487,865	98,675,575
KeyCorp	160,419	2,279,554
M&T Bank Corp.	28,354	4,291,661
PNC Financial Services Group, Inc. (The)‡	67,141	10,439,083
Regions Financial Corp.	159,279	3,191,951
Truist Financial Corp.	228,501	8,877,264
US Bancorp	262,678	10,428,317
Wells Fargo & Co.	592,287	35,175,925

		250,152,095

Capital Markets (2.6%)
Ameriprise Financial, Inc.	17,144	7,323,745
Bank of New York Mellon Corp. (The)	125,991	7,545,601
BlackRock, Inc.‡	23,731	18,683,891
Blackstone, Inc.	121,411	15,030,682
Cboe Global Markets, Inc.	17,559	2,986,084
Charles Schwab Corp. (The)	253,264	18,663,024
CME Group, Inc.	60,937	11,980,214
FactSet Research Systems, Inc.	6,390	2,608,845
Franklin Resources, Inc.	55,520	1,240,872
Goldman Sachs Group, Inc. (The)	54,783	24,779,447
Intercontinental Exchange, Inc.	97,092	13,290,924
Invesco Ltd.	69,423	1,038,568
KKR & Co., Inc.	113,070	11,899,487
MarketAxess Holdings, Inc.	6,055	1,214,209
Moody’s Corp.	26,523	11,164,326
Morgan Stanley	212,595	20,662,108
MSCI, Inc.	13,551	6,528,194
Nasdaq, Inc.	63,423	3,821,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Northern Trust Corp.	35,249	$2,960,211
Raymond James Financial, Inc.	32,131	3,971,713
S&P Global, Inc.	54,382	24,254,372
State Street Corp.	52,486	3,883,964
T. Rowe Price Group, Inc.	38,466	4,435,515

		219,967,866

Consumer Finance (0.5%)
American Express Co.	96,539	22,353,605
Capital One Financial Corp.	65,506	9,069,306
Discover Financial Services	42,822	5,601,546
Synchrony Financial	69,187	3,264,934

		40,289,391

Financial Services (3.5%)
Berkshire Hathaway, Inc., Class B*	307,561	125,115,815
Corpay, Inc.*	11,721	3,122,592
Fidelity National Information Services, Inc.	94,501	7,121,595
Fiserv, Inc.*	99,402	14,814,874
Global Payments, Inc.	43,228	4,180,148
Jack Henry & Associates, Inc.	12,223	2,029,262
Mastercard, Inc., Class A	139,479	61,532,556
PayPal Holdings, Inc.*	177,712	10,312,627
Visa, Inc., Class A	267,431	70,192,614

		298,422,083

Insurance (1.8%)
Aflac, Inc.	87,147	7,783,099
Allstate Corp. (The)	45,294	7,231,640
American International Group, Inc.	112,750	8,370,560
Aon plc, Class A	36,939	10,844,552
Arch Capital Group Ltd.*	64,017	6,458,675
Arthur J Gallagher & Co.	37,249	9,659,038
Assurant, Inc.	9,341	1,552,941
Brown & Brown, Inc.	40,326	3,605,548
Chubb Ltd.	68,933	17,583,430
Cincinnati Financial Corp.	26,215	3,095,991
Everest Group Ltd.	7,425	2,829,074
Globe Life, Inc.	14,351	1,180,800
Hartford Financial Services Group, Inc. (The)	51,021	5,129,651
Loews Corp.	30,426	2,274,039
Marsh & McLennan Cos., Inc.	83,658	17,628,414
MetLife, Inc.	101,452	7,120,916
Principal Financial Group, Inc.	37,341	2,929,401
Progressive Corp. (The)	99,504	20,667,976
Prudential Financial, Inc.	59,871	7,016,282
Travelers Cos., Inc. (The)	39,118	7,954,254
W R Berkley Corp.	35,544	2,793,048
Willis Towers Watson plc	17,175	4,502,255

		158,211,584

Total Financials		967,043,019

Health Care (10.7%)
Biotechnology (1.7%)
AbbVie, Inc.	300,002	51,456,343
Amgen, Inc.	91,134	28,474,818
Biogen, Inc.*	24,502	5,680,054
Gilead Sciences, Inc.	211,027	14,478,562
Incyte Corp.*	30,894	1,872,794

Moderna, Inc.*	57,238	6,797,013
Regeneron Pharmaceuticals, Inc.*	17,979	18,896,468
Vertex Pharmaceuticals, Inc.*	43,840	20,548,685

		148,204,737

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	295,545	30,710,081
Align Technology, Inc.*	11,504	2,777,411
Baxter International, Inc.	87,971	2,942,630
Becton Dickinson & Co.	48,855	11,417,902
Boston Scientific Corp.*	249,417	19,207,603
Cooper Cos., Inc. (The)	33,491	2,923,764
Dexcom, Inc.*	66,085	7,492,717
Edwards Lifesciences Corp.*	101,866	9,409,362
GE HealthCare Technologies, Inc.	71,002	5,532,476
Hologic, Inc.*	39,779	2,953,591
IDEXX Laboratories, Inc.*	13,869	6,756,977
Insulet Corp.*	12,156	2,453,081
Intuitive Surgical, Inc.*	60,187	26,774,187
Medtronic plc	225,583	17,755,638
ResMed, Inc.	24,589	4,706,826
Solventum Corp.*	25,022	1,323,163
STERIS plc	16,822	3,693,102
Stryker Corp.	57,598	19,597,720
Teleflex, Inc.	8,506	1,789,067
Zimmer Biomet Holdings, Inc.	35,610	3,864,753

		184,082,051

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	40,514	3,983,337
Cencora, Inc.	28,311	6,378,468
Centene Corp.*	88,853	5,890,954
Cigna Group (The)	48,261	15,953,639
CVS Health Corp.	212,856	12,571,275
DaVita, Inc.*	7,996	1,108,006
Elevance Health, Inc.	39,485	21,395,342
HCA Healthcare, Inc.	32,927	10,578,787
Henry Schein, Inc.*	22,944	1,470,710
Humana, Inc.	20,472	7,649,363
Labcorp Holdings, Inc.	14,325	2,915,281
McKesson Corp.	22,083	12,897,355
Molina Healthcare, Inc.*	10,331	3,071,406
Quest Diagnostics, Inc.	19,376	2,652,187
UnitedHealth Group, Inc.	156,363	79,629,421

Universal Health Services, Inc., Class B	10,263	1,897,937

		190,043,468

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	48,774	6,322,574
Bio-Rad Laboratories, Inc., Class A*	3,586	979,372
Bio-Techne Corp.	28,134	2,015,801
Charles River Laboratories International, Inc.*	9,126	1,885,249
Danaher Corp.	111,993	27,981,451
IQVIA Holdings, Inc.*	31,211	6,599,254
Mettler-Toledo International, Inc.*	3,633	5,077,444
Revvity, Inc.	21,209	2,223,976
Thermo Fisher Scientific, Inc.	64,849	35,861,497
Waters Corp.*	9,917	2,877,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

West Pharmaceutical Services, Inc.	12,297	$4,050,509

		95,874,247

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	344,382	14,302,185
Catalent, Inc.*	29,388	1,652,487
Eli Lilly and Co.	135,629	122,795,784
Johnson & Johnson	408,869	59,760,293
Merck & Co., Inc.	430,296	53,270,645
Pfizer, Inc.	962,693	26,936,150
Viatris, Inc.	203,019	2,158,092
Zoetis, Inc.	77,520	13,438,867

		294,314,503

Total Health Care		912,519,006

Industrials (7.4%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc.*	12,020	3,536,765
Boeing Co. (The)*	97,651	17,773,459
General Dynamics Corp.	38,378	11,134,993
General Electric Co.	185,962	29,562,379
Howmet Aerospace, Inc.	66,889	5,192,593
Huntington Ingalls Industries, Inc.	6,809	1,677,261
L3Harris Technologies, Inc.	32,561	7,312,549
Lockheed Martin Corp.	36,279	16,945,921
Northrop Grumman Corp.	23,633	10,302,806
RTX Corp.	225,869	22,674,989
Textron, Inc.	31,925	2,741,080
TransDigm Group, Inc.	9,595	12,258,668

		141,113,463

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	19,345	1,704,682
Expeditors International of Washington, Inc.	23,015	2,872,042
FedEx Corp.	38,462	11,532,446
United Parcel Service, Inc., Class B	124,798	17,078,606

		33,187,776

Building Products (0.4%)
A.O. Smith Corp.	20,952	1,713,455
Allegion plc	13,802	1,630,706
Builders FirstSource, Inc.*	21,001	2,906,749
Carrier Global Corp.	143,776	9,069,390
Johnson Controls International plc	113,871	7,569,005
Masco Corp.	38,108	2,540,660
Trane Technologies plc	38,455	12,649,003

		38,078,968

Commercial Services & Supplies (0.5%)
Cintas Corp.	14,533	10,176,879
Copart, Inc.*	149,768	8,111,435
Republic Services, Inc.	35,289	6,858,064
Rollins, Inc.	48,792	2,380,562
Veralto Corp.	37,329	3,563,800
Waste Management, Inc.	61,975	13,221,746

		44,312,486

Construction & Engineering (0.1%)
Quanta Services, Inc.	25,069	6,369,782

Electrical Equipment (0.7%)
AMETEK, Inc.	39,450	6,576,710
Eaton Corp. plc	67,922	21,296,943
Emerson Electric Co.	96,464	10,626,474
GE Vernova, Inc.*	46,948	8,052,051
Generac Holdings, Inc.*	10,635	1,406,160
Hubbell, Inc., Class B	9,181	3,355,472
Rockwell Automation, Inc.	19,205	5,286,752

		56,600,562

Ground Transportation (0.9%)
CSX Corp.	332,121	11,109,447
JB Hunt Transport Services, Inc.	14,262	2,281,920
Norfolk Southern Corp.	37,813	8,118,073
Old Dominion Freight Line, Inc.	30,070	5,310,362
Uber Technologies, Inc.*	355,084	25,807,505
Union Pacific Corp.	103,653	23,452,528

		76,079,835

Industrial Conglomerates (0.4%)
3M Co.	95,006	9,708,663
Honeywell International, Inc.	110,629	23,623,717

		33,332,380

Machinery (1.5%)
Caterpillar, Inc.	83,085	27,675,613
Cummins, Inc.	23,336	6,462,438
Deere & Co.	43,980	16,432,247
Dover Corp.	23,832	4,300,484
Fortive Corp.	59,316	4,395,316
IDEX Corp.	12,673	2,549,808
Illinois Tool Works, Inc.	45,929	10,883,336
Ingersoll Rand, Inc.	69,278	6,293,214
Nordson Corp.	8,819	2,045,479
Otis Worldwide Corp.	69,379	6,678,423
PACCAR, Inc.	88,079	9,066,852
Parker-Hannifin Corp.	21,695	10,973,548
Pentair plc	29,861	2,289,443
Snap-on, Inc.	9,096	2,377,603
Stanley Black & Decker, Inc.	26,058	2,081,774
Westinghouse Air Brake Technologies Corp.	29,884	4,723,166
Xylem, Inc.	41,598	5,641,937

		124,870,681

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	109,630	1,242,108
Delta Air Lines, Inc.	109,550	5,197,052
Southwest Airlines Co.	100,080	2,863,289
United Airlines Holdings, Inc.*	57,177	2,782,233

		12,084,682

Professional Services (0.6%)
Automatic Data Processing, Inc.	69,534	16,597,071
Broadridge Financial Solutions, Inc.	19,548	3,850,956
Dayforce, Inc.*	26,672	1,322,931
Equifax, Inc.	20,922	5,072,748
Jacobs Solutions, Inc.	20,569	2,873,695
Leidos Holdings, Inc.	23,657	3,451,083
Paychex, Inc.	55,258	6,551,389
Paycom Software, Inc.	8,486	1,213,837
Verisk Analytics, Inc.	24,239	6,533,622

		47,467,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.2%)
Fastenal Co.	97,889	$6,151,345
United Rentals, Inc.	11,130	7,198,105
WW Grainger, Inc.	7,365	6,644,997

		19,994,447

Total Industrials		633,492,394

Information Technology (29.7%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	43,481	15,239,221
Cisco Systems, Inc.	687,913	32,682,747
F5, Inc.*	9,613	1,655,647
Juniper Networks, Inc.	58,012	2,115,117
Motorola Solutions, Inc.	28,638	11,055,700

		62,748,432

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	203,226	13,691,336
CDW Corp.	22,667	5,073,781
Corning, Inc.	128,823	5,004,774
Jabil, Inc.	20,488	2,228,889
Keysight Technologies, Inc.*	29,905	4,089,509
TE Connectivity Ltd.	52,025	7,826,121
Teledyne Technologies, Inc.*	8,103	3,143,802
Trimble, Inc.*	39,660	2,217,787
Zebra Technologies Corp., Class A*	8,500	2,625,905

		45,901,904

IT Services (1.0%)
Accenture plc, Class A	106,814	32,408,436
Akamai Technologies, Inc.*	26,713	2,406,307
Cognizant Technology Solutions Corp., Class A	85,071	5,784,828
EPAM Systems, Inc.*	10,329	1,942,988
Gartner, Inc.*	13,316	5,979,683
GoDaddy, Inc., Class A*	23,944	3,345,216
International Business Machines Corp.	156,061	26,990,750
VeriSign, Inc.*	14,838	2,638,196

		81,496,404

Semiconductors & Semiconductor Equipment (11.0%)
Advanced Micro Devices, Inc.*	274,594	44,541,893
Analog Devices, Inc.	84,249	19,230,677
Applied Materials, Inc.	141,160	33,312,348
Broadcom, Inc.	74,006	118,818,853
Enphase Energy, Inc.*	22,985	2,291,834
First Solar, Inc.*	18,436	4,156,581
Intel Corp.	721,910	22,357,553
KLA Corp.	22,874	18,859,842
Lam Research Corp.	22,211	23,651,383
Microchip Technology, Inc.	92,846	8,495,409
Micron Technology, Inc.	188,130	24,744,739
Monolithic Power Systems, Inc.	8,209	6,745,171
NVIDIA Corp.	4,178,991	516,272,548
NXP Semiconductors NV	43,438	11,688,731
ON Semiconductor Corp.*	71,939	4,931,418
Qorvo, Inc.*	16,614	1,927,889
QUALCOMM, Inc.	189,936	37,831,452
Skyworks Solutions, Inc.	26,386	2,812,220
Teradyne, Inc.	27,141	4,024,739

Texas Instruments, Inc.	154,681	30,090,095

		936,785,375

Software (10.0%)
Adobe, Inc.*	76,110	42,282,149
ANSYS, Inc.*	14,575	4,685,863
Autodesk, Inc.*	36,689	9,078,693
Cadence Design Systems, Inc.*	46,116	14,192,199
Crowdstrike Holdings, Inc., Class A*	39,188	15,016,450
Fair Isaac Corp.*	4,285	6,378,908
Fortinet, Inc.*	109,014	6,570,274
Gen Digital, Inc.	91,093	2,275,503
Intuit, Inc.	47,565	31,260,194
Microsoft Corp.	1,262,668	564,349,464
Oracle Corp.	270,827	38,240,772
Palo Alto Networks, Inc.*	54,405	18,443,839
PTC, Inc.*	20,379	3,702,253
Roper Technologies, Inc.	17,988	10,139,116
Salesforce, Inc.	165,005	42,422,785
ServiceNow, Inc.*	34,827	27,397,356
Synopsys, Inc.*	25,880	15,400,153
Tyler Technologies, Inc.*	7,314	3,677,333

		855,513,304

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.	2,448,789	515,763,939
Hewlett Packard Enterprise Co.	223,683	4,735,369
HP, Inc.	145,362	5,090,577
NetApp, Inc.	35,104	4,521,395
Seagate Technology Holdings plc	33,084	3,416,585
Super Micro Computer, Inc.*	8,555	7,009,539
Western Digital Corp.*	56,068	4,248,273

		544,785,677

Total Information Technology		2,527,231,096

Materials (2.0%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	37,513	9,680,230
Albemarle Corp (x)	20,094	1,919,379
Celanese Corp.	16,801	2,266,287
CF Industries Holdings, Inc.	30,402	2,253,396
Corteva, Inc.	116,552	6,286,815
Dow, Inc.	121,181	6,428,652
DuPont de Nemours, Inc.	71,031	5,717,285
Eastman Chemical Co.	20,229	1,981,835
Ecolab, Inc.	42,820	10,191,160
FMC Corp.	21,761	1,252,346
International Flavors & Fragrances, Inc.	44,206	4,208,853
Linde plc	81,668	35,836,735
LyondellBasell Industries NV, Class A	43,369	4,148,679
Mosaic Co. (The)	57,559	1,663,455
PPG Industries, Inc.	40,181	5,058,386
Sherwin-Williams Co. (The)	39,629	11,826,482

		110,719,975

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	10,574	5,728,993
Vulcan Materials Co.	22,841	5,680,100

		11,409,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Containers & Packaging (0.2%)
Amcor plc	240,856	$2,355,572
Avery Dennison Corp.	13,509	2,953,743
Ball Corp.	52,141	3,129,503
International Paper Co.	60,356	2,604,361
Packaging Corp. of America	14,579	2,661,542
Westrock Co.	43,520	2,187,315

		15,892,036

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	242,602	11,790,457
Newmont Corp.	193,169	8,087,986
Nucor Corp.	40,733	6,439,073
Steel Dynamics, Inc.	24,649	3,192,046

		29,509,562

Total Materials		167,530,666

Real Estate (2.0%)
Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	26,825	3,137,720
Healthpeak Properties, Inc. (REIT)	119,969	2,351,392
Ventas, Inc. (REIT)	70,894	3,634,027
Welltower, Inc. (REIT)	101,579	10,589,611

		19,712,750

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	121,876	2,191,330

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	157,110	17,645,024

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	23,161	1,425,791

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	51,012	4,545,679
CoStar Group, Inc.*	70,081	5,195,806

		9,741,485

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	24,164	4,999,290
Camden Property Trust (REIT)	17,089	1,864,581
Equity Residential (REIT)	57,937	4,017,351
Essex Property Trust, Inc. (REIT)	11,028	3,001,822
Invitation Homes, Inc. (REIT)	97,783	3,509,432
Mid-America Apartment Communities, Inc. (REIT)	20,569	2,933,345
UDR, Inc. (REIT)	50,546	2,079,968

		22,405,789

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	12,057	1,217,395
Kimco Realty Corp. (REIT)	117,490	2,286,356
Realty Income Corp. (REIT)	148,340	7,835,319
Regency Centers Corp. (REIT)	27,296	1,697,811
Simon Property Group, Inc. (REIT)	55,886	8,483,495

		21,520,376

Specialized REITs (0.9%)
American Tower Corp. (REIT)	79,126	15,380,512
Crown Castle, Inc. (REIT)	73,671	7,197,657

Digital Realty Trust, Inc. (REIT)	55,721	8,472,378
Equinix, Inc. (REIT)	16,200	12,256,920
Extra Space Storage, Inc. (REIT)	35,909	5,580,618
Iron Mountain, Inc. (REIT)	50,484	4,524,376
Public Storage (REIT)	26,485	7,618,410
SBA Communications Corp. (REIT)	18,322	3,596,608
VICI Properties, Inc. (REIT), Class A	177,153	5,073,662
Weyerhaeuser Co. (REIT)	123,269	3,499,607

		73,200,748

Total Real Estate		167,843,293

Utilities (2.1%)
Electric Utilities (1.4%)
Alliant Energy Corp.	45,460	2,313,914
American Electric Power Co., Inc.	90,153	7,910,024
Constellation Energy Corp.	53,555	10,725,460
Duke Energy Corp.	130,512	13,081,218
Edison International	65,387	4,695,440
Entergy Corp.	35,465	3,794,755
Evergy, Inc.	38,850	2,057,885
Eversource Energy	59,741	3,387,912
Exelon Corp.	170,349	5,895,779
FirstEnergy Corp.	87,970	3,366,612
NextEra Energy, Inc.	349,043	24,715,735
NRG Energy, Inc.	35,418	2,757,645
PG&E Corp.	365,671	6,384,616
Pinnacle West Capital Corp.	18,909	1,444,269
PPL Corp.	124,657	3,446,766
Southern Co. (The)	185,232	14,368,446
Xcel Energy, Inc.	93,697	5,004,357

		115,350,833

Gas Utilities (0.0%)†
Atmos Energy Corp.	26,507	3,092,042

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	114,608	2,013,663
Vistra Corp.	54,935	4,723,311

		6,736,974

Multi-Utilities (0.5%)
Ameren Corp.	44,491	3,163,755
CenterPoint Energy, Inc.	112,092	3,472,610
CMS Energy Corp.	51,598	3,071,629
Consolidated Edison, Inc.	59,568	5,326,570
Dominion Energy, Inc.	144,061	7,058,989
DTE Energy Co.	34,918	3,876,247
NiSource, Inc.	71,223	2,051,935
Public Service Enterprise Group, Inc.	85,218	6,280,567
Sempra	107,167	8,151,122
WEC Energy Group, Inc.	53,677	4,211,497

		46,664,921

Water Utilities (0.1%)
American Water Works Co., Inc.	32,730	4,227,407

Total Utilities		176,072,177

Total Common Stocks (91.4%) (Cost $2,272,212,561)		7,788,377,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (2.6%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	227,449,850	$227,495,340

Total Short-Term Investments (2.6%) (Cost $227,531,790)		227,495,340

Total Investments in Securities (94.0%) (Cost $2,499,744,351)		8,015,872,918
Other Assets Less Liabilities (6.0%)		508,063,300

Net Assets (100%)		$8,523,936,218

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)

All or a portion of security is on loan at June 30, 2024. The Portfolio had loaned securities with a total value of $1,557,393. This was collateralized by $1,602,837 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	67,141	11,971,453	—	(1,543,220)	820,307	(809,457)	10,439,083	229,411	—
Capital Markets
BlackRock, Inc.	23,731	21,859,339	—	(2,534,395)	1,571,512	(2,212,565)	18,683,891	253,149	—

Total		33,830,792	—	(4,077,615)	2,391,819	(3,022,022)	29,122,974	482,560	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,670	9/2024	USD	737,120,250	2,413,114

					2,413,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$727,918,341	$—	$—	$727,918,341
Consumer Discretionary	775,362,273	—	—	775,362,273
Consumer Staples	449,112,889	—	—	449,112,889
Energy	284,252,424	—	—	284,252,424
Financials	967,043,019	—	—	967,043,019
Health Care	912,519,006	—	—	912,519,006
Industrials	633,492,394	—	—	633,492,394
Information Technology	2,527,231,096	—	—	2,527,231,096
Materials	167,530,666	—	—	167,530,666
Real Estate	167,843,293	—	—	167,843,293
Utilities	176,072,177	—	—	176,072,177
Futures	2,413,114	—	—	2,413,114
Short-Term Investments
Investment Companies	227,495,340	—	—	227,495,340

Total Assets	$8,018,286,032	$—	$—	$8,018,286,032

Total Liabilities	$—	$—	$—	$—

Total	$8,018,286,032	$—	$—	$8,018,286,032

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,413,114	*

Total		$2,413,114

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$110,170,962	$110,170,962

Total	$110,170,962	$110,170,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(25,552,355)	$(25,552,355)

Total	$(25,552,355)	$(25,552,355)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$785,457,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,670,623
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,017,659,218

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 62%)*	Net Proceeds of Sales and Redemptions (affiliated 7%)*	Net Realized Gain (Loss)
$ 34,458,554	$74,488,606	$37,185,927

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,671,229,067
Aggregate gross unrealized depreciation	(181,626,158)

Net unrealized appreciation	$5,489,602,909

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,528,683,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,050,934)	$29,122,974
Unaffiliated Issuers (Cost $2,490,693,417)	7,986,749,944
Cash	475,000,000
Cash held as collateral at broker for futures	37,677,800
Dividends, interest and other receivables	5,093,633
Receivable for Portfolio shares sold	88,271
Securities lending income receivable	4,964
Other assets	96,448

Total assets	8,533,834,034

LIABILITIES
Due to broker for futures variation margin	3,151,785
Investment management fees payable	2,882,186
Payable for Portfolio shares repurchased	2,707,905
Administrative fees payable	887,972
Distribution fees payable – Class IB	49,449
Accrued expenses	218,519

Total liabilities	9,897,816

Commitments and contingent liabilities^
NET ASSETS	$8,523,936,218

Net assets were comprised of:
Paid in capital	$2,377,253,550
Total distributable earnings (loss)	6,146,682,668

Net assets	$8,523,936,218

Class IB
Net asset value, offering and redemption price per share, $242,820,200 / 7,253,737 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.48

Class K
Net asset value, offering and redemption price per share, $8,281,116,018 / 244,090,360 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.93

(x)	Includes value of securities on loan of $1,557,393.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($482,560 of dividend income received from affiliates) (net of $13,877 foreign withholding tax)	$62,430,275
Interest	13,454,387
Securities lending (net)	25,627

Total income	75,910,289

EXPENSES
Investment management fees	17,500,630
Administrative fees	5,405,779
Printing and mailing expenses	379,674
Distribution fees – Class IB	290,888
Professional fees	170,020
Trustees’ fees	141,993
Custodian fees	74,739
Miscellaneous	80,196

Total expenses	24,043,919

NET INVESTMENT INCOME (LOSS)	51,866,370

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,391,819 realized gain (loss) from affiliates)	645,503,142
Futures contracts	110,170,962

Net realized gain (loss)	755,674,104

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(3,022,022) of change in unrealized appreciation (depreciation) from affiliates)	412,626,889
Futures contracts	(25,552,355)

Net change in unrealized appreciation (depreciation)	387,074,534

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,142,748,638

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,194,615,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,866,370	$102,979,329
Net realized gain (loss)	755,674,104	483,363,094
Net change in unrealized appreciation (depreciation)	387,074,534	1,221,929,702

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,194,615,008	1,808,272,125

Distributions to shareholders:
Class IB	—	(14,403,265)
Class K	—	(547,835,911)

Total distributions to shareholders	—	(562,239,176)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 418,177 and 745,942 shares, respectively ]	13,047,775	20,777,244
Capital shares issued in reinvestment of dividends and distributions [ 0 and 504,338 shares, respectively ]	—	14,403,265
Capital shares repurchased [ (822,149) and (1,425,095) shares, respectively ]	(25,774,017)	(39,584,498)

Total Class IB transactions	(12,726,242)	(4,403,989)

Class K
Capital shares sold [ 1,157,718 and 10,128,741 shares, respectively ]	36,219,113	285,844,569
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,942,469 shares, respectively ]	—	547,835,911
Capital shares repurchased [ (37,436,476) and (37,252,985) shares, respectively ]	(1,194,821,025)	(1,041,837,814)

Total Class K transactions	(1,158,601,912)	(208,157,334)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,171,328,154)	(212,561,323)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,286,854	1,033,471,626
NET ASSETS:
Beginning of period	8,500,649,364	7,467,177,738

End of period	$8,523,936,218	$8,500,649,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.17		$24.92	$33.31	$28.90	$27.26	$21.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.29	0.22	0.16	0.26	0.36
Net realized and unrealized gain (loss)	4.16		5.94	(6.85)	7.72	4.26	6.10

Total from investment operations	4.31		6.23	(6.63)	7.88	4.52	6.46

Less distributions:
Dividends from net investment income	—		(0.32)	(0.23)	(0.18)	(0.28)	(0.40)
Distributions from net realized gains	—		(1.66)	(1.53)	(3.29)	(2.60)	(0.48)

Total dividends and distributions	—		(1.98)	(1.76)	(3.47)	(2.88)	(0.88)

Net asset value, end of period	$33.48		$29.17	$24.92	$33.31	$28.90	$27.26

Total return (b)	14.78%		25.27%	(20.01)%	27.63%	17.01%	29.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$242,820		$223,348	$195,213	$238,308	$221,395	$212,697
Ratio of expenses to average net assets (a)(f)	0.81%		0.81%	0.80%	0.78%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets (a)(f)	0.97%		1.05%	0.77%	0.48%	0.95%	1.41%
Portfolio turnover rate^	1	%(z)	2%	3%	3%	6%	4%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.52		$25.20	$33.66	$29.17	$27.48	$21.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.36	0.29	0.24	0.33	0.42
Net realized and unrealized gain (loss)	4.22		6.01	(6.91)	7.80	4.31	6.16

Total from investment operations	4.41		6.37	(6.62)	8.04	4.64	6.58

Less distributions:
Dividends from net investment income	—		(0.39)	(0.31)	(0.26)	(0.35)	(0.46)
Distributions from net realized gains	—		(1.66)	(1.53)	(3.29)	(2.60)	(0.48)

Total dividends and distributions	—		(2.05)	(1.84)	(3.55)	(2.95)	(0.94)

Net asset value, end of period	$33.93		$29.52	$25.20	$33.66	$29.17	$27.48

Total return (b)	14.94%		25.55%	(19.80)%	27.92%	17.32%	30.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,281,116		$8,277,301	$7,271,965	$10,394,162	$9,303,913	$9,283,867
Ratio of expenses to average net assets (a)(f)	0.56%		0.56%	0.55%	0.53%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets (a)(f)	1.22%		1.30%	1.01%	0.73%	1.20%	1.66%
Portfolio turnover rate^	1	%(z)	2%	3%	3%	6%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	65,454	$1,713,586
Iridium Communications, Inc.	34,976	931,061

		2,644,647

Entertainment (0.4%)
TKO Group Holdings, Inc., Class A	17,116	1,848,357
Warner Music Group Corp., Class A	41,349	1,267,347

		3,115,704

Interactive Media & Services (0.2%)
Ziff Davis, Inc.*	13,165	724,733
ZoomInfo Technologies, Inc., Class A*	82,766	1,056,922

		1,781,655

Media (0.5%)
New York Times Co. (The), Class A	47,324	2,423,462
Nexstar Media Group, Inc., Class A	9,177	1,523,473
TEGNA, Inc.	48,686	678,683

		4,625,618

Total Communication Services		12,167,624

Consumer Discretionary (13.3%)
Automobile Components (1.0%)
Adient plc*	27,265	673,718
Autoliv, Inc.	21,065	2,253,744
Gentex Corp.	66,166	2,230,456
Goodyear Tire & Rubber Co. (The)*	82,835	940,177
Lear Corp.	16,584	1,894,059
Visteon Corp.*	7,682	819,670

		8,811,824

Automobiles (0.3%)
Harley-Davidson, Inc.	35,858	1,202,677
Thor Industries, Inc.	15,548	1,452,961

		2,655,638

Broadline Retail (0.5%)
Macy’s, Inc.	80,324	1,542,221
Nordstrom, Inc.	28,817	611,496
Ollie’s Bargain Outlet Holdings, Inc.*	17,694	1,737,020

		3,890,737

Diversified Consumer Services (1.1%)
Duolingo, Inc., Class A*	10,699	2,232,560
Graham Holdings Co., Class B	1,016	710,743
Grand Canyon Education, Inc.*	8,210	1,148,661
H&R Block, Inc.	41,016	2,224,298
Service Corp. International	42,734	3,039,669

		9,355,931

Hotels, Restaurants & Leisure (3.3%)
Aramark	77,324	2,630,563
Boyd Gaming Corp.	19,727	1,086,958
Choice Hotels International, Inc. (x)	6,871	817,649
Churchill Downs, Inc.	19,480	2,719,408
Hilton Grand Vacations, Inc.*	19,997	808,479

Hyatt Hotels Corp., Class A	13,241	2,011,573
Light & Wonder, Inc.*	26,568	2,786,452
Marriott Vacations Worldwide Corp.	9,495	829,103
Planet Fitness, Inc., Class A*	25,624	1,885,670
Texas Roadhouse, Inc., Class A	19,352	3,322,932
Travel + Leisure Co.	21,517	967,835
Vail Resorts, Inc.	10,978	1,977,467
Wendy’s Co. (The)	48,215	817,726
Wingstop, Inc.	8,590	3,630,649
Wyndham Hotels & Resorts, Inc.	23,491	1,738,334

		28,030,798

Household Durables (1.7%)
Helen of Troy Ltd.*	6,905	640,370
KB Home	21,708	1,523,467
Taylor Morrison Home Corp., Class A*	30,349	1,682,549
Tempur Sealy International, Inc.	50,895	2,409,369
Toll Brothers, Inc.	30,326	3,492,949
TopBuild Corp.*	9,240	3,559,895
Whirlpool Corp.	15,996	1,634,791

		14,943,390

Leisure Products (0.6%)
Brunswick Corp.	19,610	1,427,020
Mattel, Inc.*	99,577	1,619,122
Polaris, Inc.	15,405	1,206,365
YETI Holdings, Inc.*	24,580	937,727

		5,190,234

Specialty Retail (3.6%)
AutoNation, Inc.*	7,216	1,150,086
Burlington Stores, Inc.*	18,577	4,458,480
Dick’s Sporting Goods, Inc.	16,961	3,644,071
Five Below, Inc.*	15,768	1,718,239
Floor & Decor Holdings, Inc., Class A*	31,147	3,096,323
GameStop Corp., Class A*	78,754	1,944,436
Gap, Inc. (The)	63,160	1,508,892
Lithia Motors, Inc., Class A	7,987	2,016,318
Murphy USA, Inc.	5,504	2,583,908
Penske Automotive Group, Inc.	5,624	838,089
RH*	4,483	1,095,825
Valvoline, Inc.*	38,072	1,644,710
Williams-Sonoma, Inc.	18,667	5,271,001

		30,970,378

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	33,855	1,119,923
Carter’s, Inc.	10,249	635,131
Columbia Sportswear Co.	9,223	729,355
Crocs, Inc.*	17,678	2,579,927
PVH Corp.	16,583	1,755,642
Skechers USA, Inc., Class A*	38,597	2,667,825
Under Armour, Inc., Class A*	63,285	422,111
Under Armour, Inc., Class C*	47,421	309,659

		10,219,573

Total Consumer Discretionary		114,068,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (4.2%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	2,620	$799,231
Celsius Holdings, Inc.*	43,308	2,472,454
Coca-Cola Consolidated, Inc.	1,368	1,484,280

		4,755,965

Consumer Staples Distribution & Retail (1.9%)
BJ’s Wholesale Club Holdings, Inc.*	38,567	3,387,725
Casey’s General Stores, Inc.	10,761	4,105,967
Performance Food Group Co.*	45,333	2,996,965
Sprouts Farmers Market, Inc.*	29,114	2,435,677
US Foods Holding Corp.*	66,084	3,501,131

		16,427,465

Food Products (1.0%)
Darling Ingredients, Inc.*	46,083	1,693,550
Flowers Foods, Inc.	54,599	1,212,098
Ingredion, Inc.	19,183	2,200,290
Lancaster Colony Corp.	5,764	1,089,223
Pilgrim’s Pride Corp.*	12,200	469,578
Post Holdings, Inc.*	14,796	1,541,151

		8,205,890

Personal Care Products (0.8%)
BellRing Brands, Inc.*	37,901	2,165,663
Coty, Inc., Class A*	106,857	1,070,707
e.l.f. Beauty, Inc.*	16,123	3,397,439

		6,633,809

Total Consumer Staples		36,023,129

Energy (5.4%)
Energy Equipment & Services (0.9%)
ChampionX Corp.	55,303	1,836,613
NOV, Inc.	116,556	2,215,730
Valaris Ltd.*	18,067	1,345,991
Weatherford International plc*	21,361	2,615,654

		8,013,988

Oil, Gas & Consumable Fuels (4.5%)
Antero Midstream Corp.	100,162	1,476,388
Antero Resources Corp.*	84,642	2,761,868
Chesapeake Energy Corp. (x)	32,572	2,677,093
Chord Energy Corp.	17,957	3,011,030
Civitas Resources, Inc.	26,608	1,835,952
CNX Resources Corp.*	45,284	1,100,401
DT Midstream, Inc.	27,916	1,982,873
Equitrans Midstream Corp.	126,349	1,640,010
HF Sinclair Corp.	43,940	2,343,760
Matador Resources Co.	33,143	1,975,323
Murphy Oil Corp.	41,612	1,716,079
Ovintiv, Inc.	73,008	3,421,885
PBF Energy, Inc., Class A	30,689	1,412,308
Permian Resources Corp.	149,744	2,418,366
Range Resources Corp.	70,796	2,373,790
Southwestern Energy Co.*	323,398	2,176,468
Texas Pacific Land Corp. (x)	5,397	3,962,855

		38,286,449

Total Energy		46,300,437

Financials (14.4%)
Banks (4.8%)
Associated Banc-Corp.	43,378	917,445
Bank OZK	30,562	1,253,042
Cadence Bank	54,015	1,527,544
Columbia Banking System, Inc.	61,059	1,214,464
Commerce Bancshares, Inc.	34,331	1,914,983
Cullen/Frost Bankers, Inc.	18,610	1,891,334
East West Bancorp, Inc.	41,016	3,003,602
First Financial Bankshares, Inc.	36,494	1,077,668
First Horizon Corp.	159,890	2,521,465
FNB Corp.	110,308	1,509,013
Glacier Bancorp, Inc.	32,997	1,231,448
Hancock Whitney Corp.	25,796	1,233,823
Home BancShares, Inc.	54,075	1,295,637
International Bancshares Corp.	15,384	880,119
New York Community Bancorp, Inc. (x)	226,343	728,824
Old National Bancorp	94,043	1,616,599
Pinnacle Financial Partners, Inc.	22,461	1,797,778
Prosperity Bancshares, Inc.	27,826	1,701,282
SouthState Corp.	22,012	1,682,157
Synovus Financial Corp.	43,742	1,757,991
Texas Capital Bancshares, Inc.*	13,892	849,357
UMB Financial Corp.	12,985	1,083,209
United Bankshares, Inc.	39,275	1,274,081
Valley National Bancorp	124,576	869,541
Webster Financial Corp.	50,336	2,194,146
Wintrust Financial Corp.	18,545	1,827,795
Zions Bancorp NA	43,443	1,884,123

		40,738,470

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	9,495	1,483,404
Carlyle Group, Inc. (The)	65,065	2,612,360
Evercore, Inc., Class A	11,668	2,431,961
Federated Hermes, Inc., Class B	25,526	839,295
Houlihan Lokey, Inc., Class A	16,123	2,174,348
Interactive Brokers Group, Inc., Class A	32,029	3,926,755
Janus Henderson Group plc	41,738	1,406,988
Jefferies Financial Group, Inc.	55,319	2,752,673
Morningstar, Inc.	7,526	2,226,567
SEI Investments Co.	32,326	2,091,169
Stifel Financial Corp.	32,651	2,747,582

		24,693,102

Consumer Finance (0.7%)
Ally Financial, Inc.	83,533	3,313,754
FirstCash Holdings, Inc.	11,383	1,193,849
SLM Corp.	69,570	1,446,360

		5,953,963

Financial Services (1.2%)
Essent Group Ltd.	31,291	1,758,241
Euronet Worldwide, Inc.*	12,790	1,323,765
MGIC Investment Corp.	78,667	1,695,274
Voya Financial, Inc.	31,978	2,275,234
Western Union Co. (The)	98,426	1,202,766
WEX, Inc.*	12,199	2,160,931

		10,416,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Insurance (4.3%)
American Financial Group, Inc.	19,530	$2,402,581
Brighthouse Financial, Inc.*	18,555	804,174
CNO Financial Group, Inc.	34,202	948,079
Erie Indemnity Co., Class A	7,232	2,620,877
Fidelity National Financial, Inc.	75,640	3,738,129
First American Financial Corp.	30,354	1,637,598
Hanover Insurance Group, Inc. (The)	10,379	1,301,942
Kemper Corp.	17,621	1,045,454
Kinsale Capital Group, Inc.	6,416	2,471,956
Old Republic International Corp.	74,742	2,309,528
Primerica, Inc.	10,253	2,425,655
Reinsurance Group of America, Inc.	19,599	4,023,087
RenaissanceRe Holdings Ltd.	15,431	3,448,983
RLI Corp.	11,273	1,585,998
Ryan Specialty Holdings, Inc., Class A(x)	29,684	1,719,000
Selective Insurance Group, Inc.	17,480	1,640,148
Unum Group	47,989	2,452,718

		36,575,907

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Annaly Capital Management, Inc. (REIT)	149,787	2,854,940
Starwood Property Trust, Inc. (REIT) (x)	91,436	1,731,798

		4,586,738

Total Financials		122,964,391

Health Care (8.3%)
Biotechnology (2.9%)
Arrowhead Pharmaceuticals, Inc.*	36,143	939,357
BioMarin Pharmaceutical, Inc.*	55,220	4,546,263
Cytokinetics, Inc.*	33,350	1,806,903
Exelixis, Inc.*	84,733	1,903,950
Halozyme Therapeutics, Inc.*	37,231	1,949,415
Neurocrine Biosciences, Inc.*	29,266	4,029,050
Roivant Sciences Ltd.*	97,530	1,030,892
Sarepta Therapeutics, Inc.*	27,489	4,343,262
United Therapeutics Corp.*	12,941	4,122,356

		24,671,448

Health Care Equipment & Supplies (1.6%)
Dentsply Sirona, Inc.	60,694	1,511,887
Enovis Corp.*	14,363	649,208
Envista Holdings Corp.*	51,298	853,086
Globus Medical, Inc., Class A*	32,745	2,242,705
Haemonetics Corp.*	14,728	1,218,447
Lantheus Holdings, Inc.*	20,151	1,617,924
LivaNova plc*	15,629	856,782
Masimo Corp.*	13,013	1,638,857
Neogen Corp.*	57,435	897,709
Penumbra, Inc.*	11,212	2,017,824
QuidelOrtho Corp.*	14,931	496,008

		14,000,437

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	26,791	1,809,464
Amedisys, Inc.*	9,078	833,361
Chemed Corp.	4,318	2,342,861
Encompass Health Corp.	29,383	2,520,768

HealthEquity, Inc.*	25,406	2,189,997
Option Care Health, Inc.*	49,969	1,384,141
Progyny, Inc.*	23,092	660,662
R1 RCM, Inc.*	57,352	720,341
Tenet Healthcare Corp.*	28,607	3,805,589

		16,267,184

Health Care Technology (0.1%)
Doximity, Inc., Class A*	35,267	986,418

Life Sciences Tools & Services (1.5%)
Azenta, Inc.*	15,839	833,448
Bruker Corp.	28,282	1,804,674
Illumina, Inc.*	46,313	4,834,151
Medpace Holdings, Inc.*	6,846	2,819,525
Repligen Corp.*	15,062	1,898,716
Sotera Health Co.*	37,432	444,318

		12,634,832

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	18,215	1,944,087
Perrigo Co. plc	39,339	1,010,225

		2,954,312

Total Health Care		71,514,631

Industrials (20.0%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	26,533	2,520,635
Curtiss-Wright Corp.	11,088	3,004,626
Hexcel Corp.	23,823	1,487,746
Woodward, Inc.	17,722	3,090,363

		10,103,370

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	34,443	1,739,371

Building Products (3.4%)
AAON, Inc.	19,650	1,714,266
Advanced Drainage Systems, Inc.	19,859	3,185,185
Carlisle Cos., Inc.	13,875	5,622,289
Fortune Brands Innovations, Inc.	36,400	2,363,816
Lennox International, Inc.	9,396	5,026,672
Owens Corning	25,395	4,411,619
Simpson Manufacturing Co., Inc.	12,159	2,049,156
Trex Co., Inc.*	31,321	2,321,513
UFP Industries, Inc.	18,004	2,016,448

		28,710,964

Commercial Services & Supplies (1.8%)
Brink’s Co. (The)	13,364	1,368,474
Clean Harbors, Inc.*	14,799	3,346,794
MSA Safety, Inc.	10,676	2,003,779
RB Global, Inc.	53,423	4,079,380
Stericycle, Inc.*	27,095	1,575,032
Tetra Tech, Inc.	15,575	3,184,776

		15,558,235

Construction & Engineering (2.2%)
AECOM	39,979	3,523,749
Comfort Systems USA, Inc.	10,350	3,147,642
EMCOR Group, Inc.	13,696	5,000,136
Fluor Corp.*	50,181	2,185,383
MasTec, Inc.*	17,714	1,895,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

MDU Resources Group, Inc.	60,593	$1,520,884
Valmont Industries, Inc.	5,876	1,612,668

		18,885,683

Electrical Equipment (1.5%)
Acuity Brands, Inc.	8,907	2,150,506
EnerSys	11,861	1,227,851
NEXTracker, Inc., Class A*	35,688	1,673,054
nVent Electric plc	48,822	3,740,253
Regal Rexnord Corp.	19,347	2,616,101
Sensata Technologies Holding plc	43,752	1,635,887

		13,043,652

Ground Transportation (1.6%)
Avis Budget Group, Inc. (x)	5,301	554,061
Knight-Swift Transportation Holdings, Inc., Class A	46,703	2,331,414
Landstar System, Inc.	9,961	1,837,605
Ryder System, Inc.	13,031	1,614,280
Saia, Inc.*	7,729	3,665,787
XPO, Inc.*	33,906	3,599,122

		13,602,269

Machinery (4.0%)
AGCO Corp.	18,029	1,764,679
Chart Industries, Inc. (x)*	12,228	1,764,990
Crane Co.	14,339	2,078,868
Donaldson Co., Inc.	34,559	2,473,042
Esab Corp.	16,531	1,561,022
Flowserve Corp.	38,581	1,855,746
Graco, Inc.	48,580	3,851,422
ITT, Inc.	23,811	3,075,905
Lincoln Electric Holdings, Inc.	16,421	3,097,657
Middleby Corp. (The)*	15,566	1,908,547
Oshkosh Corp.	18,973	2,052,879
RBC Bearings, Inc.*	8,431	2,274,515
Terex Corp.	19,395	1,063,622
Timken Co. (The)	18,830	1,508,848
Toro Co. (The)	30,348	2,837,842
Watts Water Technologies, Inc., Class A	7,709	1,413,599

		34,583,183

Marine Transportation (0.2%)
Kirby Corp.*	16,967	2,031,459

Professional Services (2.3%)
CACI International, Inc., Class A*	6,548	2,816,491
Concentrix Corp.	13,660	864,405
ExlService Holdings, Inc.*	46,256	1,450,588
Exponent, Inc.	14,544	1,383,425
FTI Consulting, Inc.*	10,147	2,186,983
Genpact Ltd.	47,924	1,542,674
Insperity, Inc.	10,358	944,753
KBR, Inc.	39,339	2,523,203
ManpowerGroup, Inc.	14,058	981,248
Maximus, Inc.	17,727	1,519,204
Paylocity Holding Corp.*	12,529	1,651,949
Science Applications International Corp.	14,992	1,762,310

		19,627,233

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	11,251	2,182,694

Core & Main, Inc., Class A*	49,794	2,436,919
GATX Corp.	10,546	1,395,869
MSC Industrial Direct Co., Inc., Class A	12,872	1,020,878
Watsco, Inc.	9,297	4,306,742
WESCO International, Inc.	12,810	2,030,641

		13,373,743

Total Industrials		171,259,162

Information Technology (8.6%)
Communications Equipment (0.4%)
Ciena Corp.*	42,177	2,032,088
Lumentum Holdings, Inc.*	19,861	1,011,322

		3,043,410

Electronic Equipment, Instruments & Components (2.3%)
Arrow Electronics, Inc.*	15,621	1,886,392
Avnet, Inc.	27,431	1,412,422
Belden, Inc.	11,887	1,115,001
Cognex Corp.	49,204	2,300,779
Coherent Corp.*	38,666	2,801,738
Crane NXT Co.	14,207	872,594
IPG Photonics Corp.*	8,143	687,188
Littelfuse, Inc.	7,154	1,828,491
Novanta, Inc.*	10,346	1,687,536
TD SYNNEX Corp.	22,837	2,635,390
Vishay Intertechnology, Inc.	35,732	796,824
Vontier Corp.	45,098	1,722,743

		19,747,098

IT Services (0.3%)
ASGN, Inc.*	13,578	1,197,172
Kyndryl Holdings, Inc.*	67,394	1,773,136

		2,970,308

Semiconductors & Semiconductor Equipment (2.6%)
Allegro MicroSystems, Inc.*	20,929	591,035
Amkor Technology, Inc.	31,021	1,241,460
Cirrus Logic, Inc.*	15,641	1,996,730
Lattice Semiconductor Corp.*	39,690	2,301,623
MACOM Technology Solutions Holdings, Inc.*	15,861	1,768,026
MKS Instruments, Inc.	18,484	2,413,641
Onto Innovation, Inc.*	14,286	3,136,634
Power Integrations, Inc.	16,142	1,133,007
Rambus, Inc.*	31,033	1,823,499
Silicon Laboratories, Inc.*	9,134	1,010,495
Synaptics, Inc.*	11,640	1,026,648
Universal Display Corp.	12,622	2,653,776
Wolfspeed, Inc. (x)*	36,615	833,357

		21,929,931

Software (2.3%)
Altair Engineering, Inc., Class A*	16,637	1,631,757
Appfolio, Inc., Class A*	6,126	1,498,236
Aspen Technology, Inc.*	8,120	1,612,876
Blackbaud, Inc.*	11,798	898,654
CommVault Systems, Inc.*	12,571	1,528,256
Dolby Laboratories, Inc., Class A	17,124	1,356,734
Dropbox, Inc., Class A*	70,440	1,582,787
Dynatrace, Inc.*	69,915	3,127,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Manhattan Associates, Inc.*	17,854	$4,404,225
Qualys, Inc.*	10,616	1,513,841
Teradata Corp.*	28,259	976,631

		20,131,994

Technology Hardware, Storage & Peripherals (0.7%)
Pure Storage, Inc., Class A*	88,921	5,709,617

Total Information Technology		73,532,358

Materials (5.9%)
Chemicals (2.0%)
Arcadium Lithium plc (x)*	298,224	1,002,032
Ashland, Inc.	14,575	1,377,192
Avient Corp.	27,311	1,192,125
Axalta Coating Systems Ltd.*	64,499	2,203,931
Cabot Corp.	16,185	1,487,240
Chemours Co. (The)	43,370	978,861
NewMarket Corp.	1,995	1,028,562
Olin Corp.	35,039	1,652,089
RPM International, Inc.	37,550	4,043,384
Scotts Miracle-Gro Co. (The)	12,247	796,790
Westlake Corp.	9,645	1,396,789

		17,158,995

Construction Materials (0.4%)
Eagle Materials, Inc.	9,958	2,165,467
Knife River Corp.*	16,460	1,154,504

		3,319,971

Containers & Packaging (1.4%)
AptarGroup, Inc.	19,108	2,690,597
Berry Global Group, Inc.	33,827	1,990,719
Crown Holdings, Inc.	34,799	2,588,697
Graphic Packaging Holding Co.	90,404	2,369,489
Greif, Inc., Class A	7,934	455,967
Silgan Holdings, Inc.	23,666	1,001,782
Sonoco Products Co.	28,647	1,452,976

		12,550,227

Metals & Mining (1.9%)
Alcoa Corp.	52,780	2,099,589
Cleveland-Cliffs, Inc.*	138,575	2,132,669
Commercial Metals Co.	33,688	1,852,503
MP Materials Corp. (x)*	38,702	492,677
Reliance, Inc.	16,729	4,777,802
Royal Gold, Inc.	19,075	2,387,427
United States Steel Corp.	65,280	2,467,584

		16,210,251

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	18,573	1,529,115

Total Materials		50,768,559

Real Estate (6.4%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	63,703	3,506,850

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	110,365	1,818,815
Omega Healthcare Investors, Inc. (REIT)	72,118	2,470,042

Sabra Health Care REIT, Inc. (REIT)	67,570	1,040,578

		5,329,435

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	62,028	929,179

Industrial REITs (1.0%)
EastGroup Properties, Inc. (REIT)	13,748	2,338,535
First Industrial Realty Trust, Inc. (REIT)	38,048	1,807,660
Rexford Industrial Realty, Inc. (REIT)	62,156	2,771,536
STAG Industrial, Inc. (REIT)	52,196	1,882,188

		8,799,919

Office REITs (0.5%)
COPT Defense Properties (REIT)	30,900	773,427
Cousins Properties, Inc. (REIT)	43,471	1,006,354
Kilroy Realty Corp. (REIT)	30,969	965,304
Vornado Realty Trust (REIT)	46,988	1,235,314

		3,980,399

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	13,959	2,865,504

Residential REITs (1.0%)
American Homes 4 Rent (REIT), Class A	93,063	3,458,221
Equity LifeStyle Properties, Inc. (REIT)	54,321	3,537,927
Independence Realty Trust, Inc. (REIT)	65,292	1,223,572

		8,219,720

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	28,322	1,754,265
Brixmor Property Group, Inc. (REIT)	89,328	2,062,584
Kite Realty Group Trust (REIT)	64,767	1,449,485
NNN REIT, Inc. (REIT)	53,265	2,269,089

		7,535,423

Specialized REITs (1.6%)
CubeSmart (REIT)	65,433	2,955,608
EPR Properties (REIT)	21,916	920,034
Gaming and Leisure Properties, Inc. (REIT)	80,018	3,617,614
Lamar Advertising Co. (REIT), Class A	25,770	3,080,288
National Storage Affiliates Trust (REIT)	20,618	849,874
PotlatchDeltic Corp. (REIT)	22,470	885,093
Rayonier, Inc. (REIT)	40,145	1,167,818

		13,476,329

Total Real Estate		54,642,758

Utilities (2.3%)
Electric Utilities (0.8%)
ALLETE, Inc.	16,627	1,036,694
IDACORP, Inc.	13,822	1,287,519
OGE Energy Corp.	60,723	2,167,811
PNM Resources, Inc.	25,642	947,728
Portland General Electric Co.	29,792	1,288,206

		6,727,958

Gas Utilities (0.9%)
National Fuel Gas Co.	26,890	1,457,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

New Jersey Resources Corp.	29,417	$1,257,282
ONE Gas, Inc.	16,635	1,062,145
Southwest Gas Holdings, Inc.	17,674	1,243,896
Spire, Inc.	16,240	986,255
UGI Corp.	61,213	1,401,778

		7,408,525

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	15,851	1,136,517

Multi-Utilities (0.2%)
Black Hills Corp.	19,758	1,074,440
Northwestern Energy Group, Inc.	17,135	858,121

		1,932,561

Water Utilities (0.3%)
Essential Utilities, Inc.	72,767	2,716,392

Total Utilities		19,921,953

Total Common Stocks (90.2%) (Cost $537,698,003)		773,163,505

SHORT-TERM INVESTMENTS:
Investment Companies (5.6%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,929,701	5,929,701

JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	41,480,988	41,489,285

Total Investment Companies		48,418,986

Total Short-Term Investments (5.6%) (Cost $48,426,290)		48,418,986

Total Investments in Securities (95.8%) (Cost $586,124,293)		821,582,491
Other Assets Less Liabilities (4.2%)		35,860,099

Net Assets (100%)		$857,442,590

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $8,083,869. This was collateralized by $1,354,735 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54 and by cash of $6,929,701 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	285	9/2024	USD	84,305,850	196,965

					196,965

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,167,624	$—	$—	$12,167,624
Consumer Discretionary	114,068,503	—	—	114,068,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Consumer Staples	$36,023,129	$—	$—	$36,023,129
Energy	46,300,437	—	—	46,300,437
Financials	122,964,391	—	—	122,964,391
Health Care	71,514,631	—	—	71,514,631
Industrials	171,259,162	—	—	171,259,162
Information Technology	73,532,358	—	—	73,532,358
Materials	50,768,559	—	—	50,768,559
Real Estate	54,642,758	—	—	54,642,758
Utilities	19,921,953	—	—	19,921,953
Futures	196,965	—	—	196,965
Short-Term Investments
Investment Companies	48,418,986	—	—	48,418,986

Total Assets	$821,779,456	$—	$—	$821,779,456

Total Liabilities	$—	$—	$—	$—

Total	$821,779,456	$—	$—	$821,779,456

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$196,965	*

Total		$196,965

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,147,603	$7,147,603

Total	$7,147,603	$7,147,603

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,139,066)	$(4,139,066)

Total	$(4,139,066)	$(4,139,066)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$81,795,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,530,731
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$108,635,023

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 27%)*	Net Proceeds of Sales and Redemptions (affiliated 38%)*	Net Realized Gain (Loss)
$ 18,999,264	$40,780,203	$18,317,858

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,494,517
Aggregate gross unrealized depreciation	(44,303,812)

Net unrealized appreciation	$231,190,705

Federal income tax cost of investments in securities and derivative instruments, if applicable	$590,588,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $586,124,293)	$821,582,491
Cash	36,562,261
Cash held as collateral at broker for futures	4,347,100
Receivable for securities sold	1,653,368
Dividends, interest and other receivables	909,251
Receivable for Portfolio shares sold	126,179
Due from broker for futures variation margin	96,901
Securities lending income receivable	2,559
Other assets	9,925

Total assets	865,290,035

LIABILITIES
Payable for return of collateral on securities loaned	6,929,701
Payable for Portfolio shares repurchased	345,688
Investment management fees payable	310,106
Administrative fees payable	89,088
Distribution fees payable – Class IB	66,720
Payable for securities purchased	30,878
Accrued expenses	75,264

Total liabilities	7,847,445

Commitments and contingent liabilities^
NET ASSETS	$857,442,590

Net assets were comprised of:
Paid in capital	$583,558,472
Total distributable earnings (loss)	273,884,118

Net assets	$857,442,590

Class IB
Net asset value, offering and redemption price per share, $324,442,095 / 13,578,103 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.89

Class K
Net asset value, offering and redemption price per share, $533,000,495 / 21,969,310 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.26

(x)	Includes value of securities on loan of $8,083,869.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$7,279,408
Interest	1,062,180
Securities lending (net)	23,177

Total income	8,364,765

EXPENSES
Investment management fees	1,941,707
Administrative fees	546,323
Distribution fees – Class IB	411,413
Printing and mailing expenses	44,318
Professional fees	43,313
Custodian fees	32,387
Trustees’ fees	14,264
Miscellaneous	14,794

Gross expenses	3,048,519
Less: Waiver from investment manager	(47,249)

Net expenses	3,001,270

NET INVESTMENT INCOME (LOSS)	5,363,495

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	32,662,414
Futures contracts	7,147,603

Net realized gain (loss)	39,810,017

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,330,375
Futures contracts	(4,139,066)

Net change in unrealized appreciation (depreciation)	3,191,309

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,001,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,364,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,363,495	$9,968,940
Net realized gain (loss)	39,810,017	36,975,549
Net change in unrealized appreciation (depreciation)	3,191,309	75,727,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,364,821	122,672,032

Distributions to shareholders:
Class IB	—	(12,045,128)
Class K	—	(19,896,411)

Total distributions to shareholders	—	(31,941,539)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 261,512 and 668,585 shares, respectively ]	6,154,020	14,324,933
Capital shares issued in reinvestment of dividends and distributions [ 0 and 539,771 shares, respectively ]	—	12,045,128
Capital shares repurchased [ (1,304,476) and (2,298,722) shares, respectively ]	(30,745,155)	(49,379,169)

Total Class IB transactions	(24,591,135)	(23,009,108)

Class K
Capital shares sold [ 89,953 and 537,863 shares, respectively ]	2,124,979	11,809,799
Capital shares issued in reinvestment of dividends and distributions [ 0 and 878,706 shares, respectively ]	—	19,896,411
Capital shares repurchased [ (1,079,000) and (3,758,492) shares, respectively ]	(25,766,803)	(83,122,987)

Total Class K transactions	(23,641,824)	(51,416,777)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,232,959)	(74,425,885)

TOTAL INCREASE (DECREASE) IN NET ASSETS	131,862	16,304,608
NET ASSETS:
Beginning of period	857,310,728	841,006,120

End of period	$857,442,590	$857,310,728

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.62		$20.34	$24.94	$22.98	$21.77	$18.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.22	0.15	0.08	0.13	0.17
Net realized and unrealized gain (loss)	1.14		2.91	(4.03)	5.25	2.70	4.32

Total from investment operations	1.27		3.13	(3.88)	5.33	2.83	4.49

Less distributions:
Dividends from net investment income	—		(0.26)	(0.16)	(0.11)	(0.12)	(0.19)
Distributions from net realized gains	—		(0.59)	(0.56)	(3.26)	(1.50)	(0.59)

Total dividends and distributions	—		(0.85)	(0.72)	(3.37)	(1.62)	(0.78)

Net asset value, end of period	$23.89		$22.62	$20.34	$24.94	$22.98	$21.77

Total return (b)	5.61%		15.44%	(15.50)%	23.63%	13.47%	24.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$324,442		$330,710	$319,557	$427,324	$396,119	$388,635
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.84%	0.85%	0.85%
Before waivers (a)(f)	0.86%		0.86%	0.85%	0.84%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.09%		1.04%	0.70%	0.32%	0.65%	0.83%
Before waivers (a)(f)	1.08%		1.03%	0.70%	0.32%	0.64%	0.83%
Portfolio turnover rate^	9	%(z)	18%	19%	17%	22%	21%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.94		$20.61	$25.27	$23.23	$21.98	$18.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.28	0.22	0.15	0.18	0.23
Net realized and unrealized gain (loss)	1.16		2.95	(4.10)	5.32	2.74	4.36

Total from investment operations	1.32		3.23	(3.88)	5.47	2.92	4.59

Less distributions:
Dividends from net investment income	—		(0.31)	(0.22)	(0.17)	(0.17)	(0.24)
Distributions from net realized gains	—		(0.59)	(0.56)	(3.26)	(1.50)	(0.59)

Total dividends and distributions	—		(0.90)	(0.78)	(3.43)	(1.67)	(0.83)

Net asset value, end of period	$24.26		$22.94	$20.61	$25.27	$23.23	$21.98

Total return (b)	5.75%		15.74%	(15.32)%	24.00%	13.76%	25.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$533,000		$526,601	$521,449	$497,765	$489,812	$291,741
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.59%	0.60%	0.60%
Before waivers (a)(f)	0.61%		0.61%	0.60%	0.59%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.34%		1.29%	0.98%	0.56%	0.88%	1.10%
Before waivers (a)(f)	1.33%		1.28%	0.98%	0.56%	0.88%	1.09%
Portfolio turnover rate^	9	%(z)	18%	19%	17%	22%	21%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	14,810	$586,328
AST SpaceMobile, Inc., Class A (x)*	143,454	1,665,501
ATN International, Inc.	12,388	282,446
Bandwidth, Inc., Class A*	30,369	512,629
Cogent Communications Holdings, Inc.	53,461	3,017,339
Consolidated Communications Holdings, Inc.*	93,758	412,535
Globalstar, Inc. (x)*	884,458	990,593
IDT Corp., Class B	18,944	680,468
Liberty Latin America Ltd., Class A*	41,427	398,114
Liberty Latin America Ltd., Class C*	163,563	1,573,476
Lumen Technologies, Inc. (x)*	1,231,902	1,355,092
Shenandoah Telecommunications Co. (x)	58,943	962,539

		12,437,060

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A*	313,351	1,560,488
Atlanta Braves Holdings, Inc., Class A (x)*	12,563	519,229
Atlanta Braves Holdings, Inc., Class C*	60,871	2,400,752
Cinemark Holdings, Inc.*	134,403	2,905,793
Eventbrite, Inc., Class A*	100,703	487,403
Golden Matrix Group, Inc.*	21,703	53,606
IMAX Corp.*	52,534	880,995
Lions Gate Entertainment Corp., Class A*	75,961	715,553
Lions Gate Entertainment Corp., Class B*	144,491	1,238,288
LiveOne, Inc.*	77,585	121,808
Loop Media, Inc.*	9,134	923
Madison Square Garden Entertainment Corp., Class A*	47,472	1,624,967
Marcus Corp. (The)	29,074	330,571
Playstudios, Inc.*	101,675	210,467
Reservoir Media, Inc.*	22,437	177,252
Sphere Entertainment Co.*	32,491	1,139,135
Vivid Seats, Inc., Class A*	94,107	541,115

		14,908,345

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	117,162	1,231,373
Cargurus, Inc., Class A*	108,254	2,836,255
Cars.com, Inc.*	80,133	1,578,620
EverQuote, Inc., Class A*	30,753	641,508
fuboTV, Inc. (x)*	357,152	442,869
Getty Images Holdings, Inc.*	118,834	387,399
Grindr, Inc. (x)*	31,352	383,749
MediaAlpha, Inc., Class A*	30,413	400,539
Nextdoor Holdings, Inc.*	211,669	588,440
Outbrain, Inc.*	49,597	246,993
QuinStreet, Inc.*	64,282	1,066,438
Shutterstock, Inc. (x)	30,385	1,175,900
System1, Inc.*	29,966	45,548
TrueCar, Inc.*	108,857	340,722
Vimeo, Inc.*	175,203	653,507

Yelp, Inc., Class A*	79,871	2,951,233
Ziff Davis, Inc.*	55,404	3,049,990
ZipRecruiter, Inc., Class A*	87,181	792,475

		18,813,558

Media (0.7%)
Advantage Solutions, Inc. (x)*	130,445	420,033
AMC Networks, Inc., Class A (x)*	35,197	340,003
Boston Omaha Corp., Class A*	29,658	399,197
Cable One, Inc.	6,838	2,420,652
Cardlytics, Inc. (x)*	49,306	404,802
Clear Channel Outdoor Holdings, Inc.*	431,621	608,586
EchoStar Corp., Class A*	147,966	2,635,274
Emerald Holding, Inc. (x)*	19,145	108,935
Entravision Communications Corp., Class A	73,253	148,704
EW Scripps Co. (The), Class A*	69,908	219,511
Gambling.com Group Ltd.*	20,139	165,543
Gannett Co., Inc.*	174,578	804,804
Gray Television, Inc.	105,148	546,770
Ibotta, Inc., Class A*	9,170	689,217
iHeartMedia, Inc., Class A (x)*	114,071	124,337
Innovid Corp.*	121,890	225,496
Integral Ad Science Holding Corp.*	88,336	858,626
John Wiley & Sons, Inc., Class A	44,121	1,795,725
Magnite, Inc.*	153,393	2,038,593
National CineMedia, Inc.*	85,648	375,995
PubMatic, Inc., Class A*	51,266	1,041,212
Scholastic Corp.	29,795	1,056,829
Sinclair, Inc. (x)	40,269	536,786
Stagwell, Inc., Class A*	110,612	754,374
TechTarget, Inc.*	31,582	984,411
TEGNA, Inc.	218,645	3,047,911
Thryv Holdings, Inc.*	38,991	694,820
Townsquare Media, Inc., Class A	16,505	180,895
Urban One, Inc.*	1,443	2,165
Urban One, Inc., Class A*	950	1,890
WideOpenWest, Inc. (x)*	60,645	328,089

		23,960,185

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	78,881	758,835
Spok Holdings, Inc.	22,690	336,039
Telephone and Data Systems, Inc.	120,136	2,490,419

		3,585,293

Total Communication Services		73,704,441

Consumer Discretionary (8.9%)
Automobile Components (1.2%)
Adient plc*	111,951	2,766,309
American Axle & Manufacturing Holdings, Inc.*	140,409	981,459
Cooper-Standard Holdings, Inc.*	19,453	241,995
Dana, Inc.	160,726	1,947,999
Dorman Products, Inc.*	31,738	2,903,392
Fox Factory Holding Corp.*	51,387	2,476,340
Gentherm, Inc.*	38,197	1,883,876
Goodyear Tire & Rubber Co. (The)*	346,557	3,933,422
Holley, Inc.*	54,482	195,046
LCI Industries	30,268	3,129,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Luminar Technologies, Inc., Class A (x)*	405,436	$604,100
Modine Manufacturing Co.*	62,828	6,294,737
Patrick Industries, Inc.	26,707	2,899,045
Phinia, Inc.	55,320	2,177,395
Solid Power, Inc. (x)*	178,324	294,235
Standard Motor Products, Inc.	26,073	723,004
Stoneridge, Inc.*	32,601	520,312
Visteon Corp.*	33,150	3,537,105
XPEL, Inc. (m)*	30,547	1,086,251

		38,595,128

Automobiles (0.1%)
Canoo, Inc.*	70,771	150,742
Livewire Group, Inc.*	22,374	171,385
Winnebago Industries, Inc.	35,054	1,899,927

		2,222,054

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	28,107	126,201
Groupon, Inc.*	28,016	428,645
Qurate Retail, Inc., Class B*	1,484	6,277
Savers Value Village, Inc.*	29,826	365,070

		926,193

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	28,549	868,460
Weyco Group, Inc.	6,830	207,086

		1,075,546

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.*	47,557	3,243,863
American Public Education, Inc.*	19,023	334,424
Carriage Services, Inc., Class A	16,736	449,194
Chegg, Inc.*	119,853	378,735
Coursera, Inc.*	167,756	1,201,133
European Wax Center, Inc., Class A (x)*	41,273	409,841
Frontdoor, Inc.*	95,298	3,220,119
Graham Holdings Co., Class B	4,105	2,871,653
Laureate Education, Inc.	164,025	2,450,534
Lincoln Educational Services Corp.*	31,478	373,329
Mister Car Wash, Inc.*	113,133	805,507
Nerdy, Inc. (x)*	90,885	151,778
OneSpaWorld Holdings Ltd.*	122,283	1,879,490
Perdoceo Education Corp.	72,777	1,558,883
Strategic Education, Inc.	27,141	3,003,423
Stride, Inc.*	51,899	3,658,880
Udemy, Inc.*	116,355	1,004,144
Universal Technical Institute, Inc.*	48,362	760,734

		27,755,664

Hotels, Restaurants & Leisure (1.7%)
Accel Entertainment, Inc., Class A*	62,445	640,686
Bally’s Corp. (x)*	29,702	355,533
Biglari Holdings, Inc., Class B*	909	175,782
BJ’s Restaurants, Inc.*	23,969	831,724
Bloomin’ Brands, Inc.	97,484	1,874,617
Brinker International, Inc.*	53,745	3,890,601
Century Casinos, Inc.*	2,056	5,695
Cheesecake Factory, Inc. (The)	58,898	2,314,102
Chuy’s Holdings, Inc.*	20,543	532,475

Cracker Barrel Old Country Store, Inc. (x)	27,250	1,148,860
Dave & Buster’s Entertainment, Inc.*	40,340	1,605,935
Denny’s Corp.*	62,690	445,099
Despegar.com Corp.*	74,497	985,595
Dine Brands Global, Inc.	18,763	679,221
El Pollo Loco Holdings, Inc.*	32,332	365,675
Empire Resorts, Inc. (r)*	6,727	—
Everi Holdings, Inc.*	94,486	793,682
First Watch Restaurant Group, Inc. (x)*	36,304	637,498
Full House Resorts, Inc.*	36,488	182,440
Global Business Travel Group I (x)*	147,593	974,114
Golden Entertainment, Inc.	24,640	766,550
Hilton Grand Vacations, Inc.*	90,227	3,647,878
Inspired Entertainment, Inc.*	28,177	257,820
International Game Technology plc	138,615	2,836,063
Jack in the Box, Inc.	23,973	1,221,185
Krispy Kreme, Inc.	103,837	1,117,286
Kura Sushi USA, Inc., Class A*	7,229	456,078
Life Time Group Holdings, Inc.*	71,754	1,351,128
Lindblad Expeditions Holdings, Inc.*	42,740	412,441
Monarch Casino & Resort, Inc.	15,868	1,081,087
Mondee Holdings, Inc., Class A (x)*	52,928	127,027
Nathan’s Famous, Inc.	3,278	222,183
ONE Group Hospitality, Inc. (The)*	23,270	98,897
Papa John’s International, Inc.	40,306	1,893,576
PlayAGS, Inc.*	47,896	550,804
Portillo’s, Inc., Class A*	65,092	632,694
Potbelly Corp.*	32,888	264,091
RCI Hospitality Holdings, Inc.	10,059	438,170
Red Rock Resorts, Inc., Class A	59,817	3,285,748
Rush Street Interactive, Inc.*	92,764	889,607
Sabre Corp.*	457,761	1,222,222
Shake Shack, Inc., Class A*	46,242	4,161,780
Six Flags Entertainment Corp.*	89,027	2,950,355
Super Group SGHC Ltd.*	179,979	581,332
Sweetgreen, Inc., Class A*	120,119	3,620,387
Target Hospitality Corp. (x)*	40,262	350,682
United Parks & Resorts, Inc.*	43,834	2,380,624
Vacasa, Inc., Class A*	9,676	47,122
Xponential Fitness, Inc., Class A*	28,964	451,838

		55,755,989

Household Durables (1.9%)
Beazer Homes USA, Inc.*	35,845	985,021
Cavco Industries, Inc.*	10,094	3,494,240
Century Communities, Inc.	34,994	2,857,610
Cricut, Inc., Class A (x)*	58,452	350,127
Dream Finders Homes, Inc., Class A*	33,783	872,277
Ethan Allen Interiors, Inc.	27,582	769,262
Flexsteel Industries, Inc.	5,228	162,382
GoPro, Inc., Class A*	162,704	231,040
Green Brick Partners, Inc.*	37,957	2,172,659
Hamilton Beach Brands Holding Co., Class A	9,577	164,629
Helen of Troy Ltd.*	28,893	2,679,537
Hooker Furnishings Corp.	12,418	179,813
Hovnanian Enterprises, Inc., Class A*	6,061	860,177
Installed Building Products, Inc.	29,162	5,998,040
iRobot Corp. (x)*	35,135	320,080
KB Home	82,050	5,758,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Landsea Homes Corp.*	23,499	$215,956
La-Z-Boy, Inc.	52,100	1,942,288
Legacy Housing Corp.*	12,044	276,289
LGI Homes, Inc.*	25,298	2,263,918
Lifetime Brands, Inc.	14,232	122,253
Lovesac Co. (The)*	17,901	404,204
M/I Homes, Inc.*	32,893	4,017,551
Meritage Homes Corp.	43,599	7,056,498
Purple Innovation, Inc., Class A (x)*	58,473	60,812
Skyline Champion Corp.*	64,991	4,403,140
Sonos, Inc.*	150,473	2,220,981
Taylor Morrison Home Corp., Class A*	126,446	7,010,166
Traeger, Inc.*	41,969	100,726
Tri Pointe Homes, Inc.*	113,545	4,229,551
United Homes Group, Inc. (x)*	3,046	17,332
Vizio Holding Corp., Class A*	108,379	1,170,493
VOXX International Corp., Class A*	1,312	4,146
Worthington Enterprises, Inc.	38,567	1,825,376

		65,196,843

Leisure Products (0.4%)
Acushnet Holdings Corp. (x)	35,026	2,223,450
AMMO, Inc. (x)*	115,508	194,053
Clarus Corp. (x)	35,111	236,297
Escalade, Inc. (x)	11,574	159,605
Funko, Inc., Class A*	37,937	370,265
JAKKS Pacific, Inc.*	10,222	183,076
Johnson Outdoors, Inc., Class A	5,960	208,481
Latham Group, Inc.*	48,729	147,649
Malibu Boats, Inc., Class A*	24,601	862,019
Marine Products Corp.	10,495	106,000
MasterCraft Boat Holdings, Inc.*	19,325	364,856
Peloton Interactive, Inc., Class A*	410,815	1,388,555
Smith & Wesson Brands, Inc.	55,447	795,110
Solo Brands, Inc., Class A (x)*	21,590	49,225
Sturm Ruger & Co., Inc.	19,909	829,210
Topgolf Callaway Brands Corp.*	172,856	2,644,697
Vista Outdoor, Inc.*	70,979	2,672,359

		13,434,907

Specialty Retail (2.3%)
1-800-Flowers.com, Inc., Class A*	29,659	282,354
Aaron’s Co., Inc. (The)	38,557	384,799
Abercrombie & Fitch Co., Class A*	61,119	10,869,403
Academy Sports & Outdoors, Inc.	87,888	4,680,036
American Eagle Outfitters, Inc.	222,135	4,433,815
America’s Car-Mart, Inc.*	7,422	446,879
Arhaus, Inc., Class A	62,086	1,051,737
Arko Corp.	96,844	607,212
Asbury Automotive Group, Inc.*	24,618	5,609,704
BARK, Inc. (x)*	154,432	279,522
Beyond, Inc. (x)*	55,965	732,022
Big 5 Sporting Goods Corp.	225	666
Boot Barn Holdings, Inc.*	35,955	4,635,678
Buckle, Inc. (The)	37,429	1,382,627
Build-A-Bear Workshop, Inc.	15,133	382,411
Caleres, Inc.	42,040	1,412,544
Camping World Holdings, Inc., Class A (x)	52,537	938,311
CarParts.com, Inc.*	5,583	5,583
Citi Trends, Inc.*	9,512	202,225

Designer Brands, Inc., Class A (x)	50,480	344,778
Destination XL Group, Inc.*	67,068	244,127
EVgo, Inc., Class A (x)*	120,354	294,867
Foot Locker, Inc.	101,470	2,528,632
Genesco, Inc.*	13,726	354,954
Group 1 Automotive, Inc.	16,132	4,795,721
GrowGeneration Corp.*	69,644	149,735
Haverty Furniture Cos., Inc.	16,841	425,909
Hibbett, Inc.	14,219	1,240,039
J Jill, Inc.	5,289	184,956
Lands’ End, Inc.*	16,966	230,568
Leslie’s, Inc.*	218,133	913,977
MarineMax, Inc.*	26,186	847,641
Monro, Inc.	36,308	866,309
National Vision Holdings, Inc.*	94,817	1,241,155
ODP Corp. (The)*	43,462	1,706,753
OneWater Marine, Inc., Class A (x)*	14,394	396,843
Petco Health & Wellness Co., Inc., Class A*	100,224	378,847
RealReal, Inc. (The)*	118,614	378,379
Rent the Runway, Inc., Class A*	305	5,359
Revolve Group, Inc., Class A (x)*	46,067	732,926
RumbleON, Inc., Class B*	17,737	72,722
Sally Beauty Holdings, Inc.*	127,147	1,364,287
Shoe Carnival, Inc.	21,826	805,161
Signet Jewelers Ltd.	52,007	4,658,787
Sleep Number Corp.*	27,543	263,586
Sonic Automotive, Inc., Class A	17,836	971,527
Stitch Fix, Inc., Class A*	109,708	455,288
ThredUp, Inc., Class A*	104,782	178,129
Tile Shop Holdings, Inc. (x)*	31,637	219,244
Tilly’s, Inc., Class A*	26,308	158,637
Torrid Holdings, Inc. (x)*	13,757	103,040
Upbound Group, Inc.	65,345	2,006,091
Urban Outfitters, Inc.*	77,813	3,194,224
Victoria’s Secret & Co.*	95,375	1,685,276
Warby Parker, Inc., Class A*	106,282	1,706,889
Winmark Corp.	3,463	1,221,158
Zumiez, Inc.*	20,329	396,009

		76,060,058

Textiles, Apparel & Luxury Goods (0.5%)
Figs, Inc., Class A*	158,002	842,151
G-III Apparel Group Ltd.*	49,582	1,342,185
Hanesbrands, Inc.*	428,738	2,113,678
Kontoor Brands, Inc.	67,702	4,478,487
Movado Group, Inc.	18,632	463,192
Oxford Industries, Inc.	18,081	1,810,812
Rocky Brands, Inc.	8,767	324,028
Steven Madden Ltd.	87,837	3,715,505
Superior Group of Cos., Inc.	15,438	291,933
Vera Bradley, Inc.*	31,011	194,129
Wolverine World Wide, Inc.	96,716	1,307,600

		16,883,700

Total Consumer Discretionary		297,906,082

Consumer Staples (2.5%)
Beverages (0.3%)
Duckhorn Portfolio, Inc. (The)*	61,274	435,046
MGP Ingredients, Inc.	17,501	1,302,074
National Beverage Corp.	27,975	1,433,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Primo Water Corp.	192,484	$4,207,700
Vita Coco Co., Inc. (The)*	47,522	1,323,488

		8,701,747

Consumer Staples Distribution & Retail (0.6%)
Andersons, Inc. (The)	39,992	1,983,603
Chefs’ Warehouse, Inc. (The)*	42,751	1,671,992
HF Foods Group, Inc.*	48,544	145,632
Ingles Markets, Inc., Class A	17,555	1,204,448
Natural Grocers by Vitamin Cottage, Inc.	11,836	250,923
PriceSmart, Inc.	30,426	2,470,591
SpartanNash Co.	42,172	791,147
Sprouts Farmers Market, Inc.*	122,563	10,253,621
United Natural Foods, Inc.*	71,676	938,956
Village Super Market, Inc., Class A	10,042	265,209
Weis Markets, Inc.	19,894	1,248,746

		21,224,868

Food Products (0.9%)
Alico, Inc.	8,197	212,384
B&G Foods, Inc. (x)	94,582	764,223
Beyond Meat, Inc. (x)*	72,878	489,011
BRC, Inc., Class A (x)*	62,798	384,952
Calavo Growers, Inc.	19,918	452,139
Cal-Maine Foods, Inc.	49,860	3,046,945
Dole plc	92,014	1,126,251
Forafric Global plc (x)*	6,009	64,116
Fresh Del Monte Produce, Inc.	41,749	912,216
Hain Celestial Group, Inc. (The)*	108,969	752,976
J & J Snack Foods Corp.	18,477	3,000,110
John B Sanfilippo & Son, Inc.	10,676	1,037,387
Lancaster Colony Corp.	23,637	4,466,684
Lifeway Foods, Inc.*	5,320	67,936
Limoneira Co. (x)	20,354	423,567
Mama’s Creations, Inc.*	38,542	259,773
Mission Produce, Inc.*	53,150	525,122
Seneca Foods Corp., Class A*	5,958	341,989
Simply Good Foods Co. (The)*	110,640	3,997,423
SunOpta, Inc.*	111,633	602,818
TreeHouse Foods, Inc.*	59,609	2,184,074
Utz Brands, Inc. (x)	80,286	1,335,959
Vital Farms, Inc.*	39,590	1,851,624
Westrock Coffee Co. (x)*	38,952	398,479
Whole Earth Brands, Inc.*	38,612	187,654
WK Kellogg Co.	79,406	1,307,023

		30,192,835

Household Products (0.3%)
Central Garden & Pet Co. (x)*	13,178	507,353
Central Garden & Pet Co., Class A*	61,680	2,037,290
Energizer Holdings, Inc.	87,546	2,586,109
Oil-Dri Corp. of America	5,928	379,925
WD-40 Co.	16,484	3,620,546

		9,131,223

Personal Care Products (0.3%)
Beauty Health Co. (The) (x)*	90,391	173,551
Edgewell Personal Care Co.	60,195	2,419,237
Herbalife Ltd.*	121,572	1,263,133
Honest Co., Inc. (The)*	95,682	279,392
Inter Parfums, Inc.	22,088	2,562,871

Medifast, Inc. (x)	13,678	298,454
Nature’s Sunshine Products, Inc.*	15,174	228,672
Nu Skin Enterprises, Inc., Class A	61,459	647,778
Olaplex Holdings, Inc.*	164,306	253,031
USANA Health Sciences, Inc.*	13,797	624,176
Veru, Inc.*	152,010	127,886
Waldencast plc, Class A (x)*	31,065	111,523

		8,989,704

Tobacco (0.1%)
Ispire Technology, Inc.*	24,152	193,216
Turning Point Brands, Inc.	20,763	666,285
Universal Corp.	29,401	1,416,834
Vector Group Ltd.	178,082	1,882,327

		4,158,662

Total Consumer Staples		82,399,039

Energy (5.9%)
Energy Equipment & Services (2.4%)
Archrock, Inc.	188,311	3,807,648
Atlas Energy Solutions, Inc.	82,262	1,639,482
Borr Drilling Ltd. (x)	287,133	1,852,008
Bristow Group, Inc., Class A*	29,839	1,000,502
Cactus, Inc., Class A	79,446	4,189,982
ChampionX Corp.	232,269	7,713,653
Core Laboratories, Inc. (x)	57,239	1,161,379
Diamond Offshore Drilling, Inc.*	124,365	1,926,414
DMC Global, Inc. (x)*	23,670	341,321
Drilling Tools International Corp.*	8,081	45,415
Dril-Quip, Inc.*	41,011	762,805
Expro Group Holdings NV*	115,213	2,640,682
Forum Energy Technologies, Inc.*	12,619	212,756
Geospace Technologies Corp.*	14,264	128,091
Helix Energy Solutions Group, Inc.*	176,944	2,112,711
Helmerich & Payne, Inc.	118,179	4,270,989
Kodiak Gas Services, Inc.	24,974	680,791
Liberty Energy, Inc., Class A	196,701	4,109,084
Mammoth Energy Services, Inc.*	24,737	81,137
Nabors Industries Ltd.*	11,241	799,910
Natural Gas Services Group, Inc.*	12,309	247,657
Newpark Resources, Inc.*	100,547	835,546
Noble Corp. plc (x)	138,796	6,197,241
Oceaneering International, Inc.*	123,752	2,927,972
Oil States International, Inc.*	72,583	322,269
Patterson-UTI Energy, Inc.	486,038	5,035,354
ProFrac Holding Corp., Class A (x)*	29,304	217,143
ProPetro Holding Corp.*	112,785	977,846
Ranger Energy Services, Inc., Class A	19,880	209,138
RPC, Inc.	103,717	648,231
SEACOR Marine Holdings, Inc.*	29,377	396,296
Seadrill Ltd.*	90,370	4,654,055
Select Water Solutions, Inc., Class A	111,145	1,189,251
Solaris Oilfield Infrastructure, Inc., Class A	33,296	285,680
TETRA Technologies, Inc.*	153,278	530,342
Tidewater, Inc.*	59,295	5,645,477
Transocean Ltd.*	885,795	4,739,003
US Silica Holdings, Inc.*	93,022	1,437,190
Valaris Ltd.*	76,018	5,663,341

		81,635,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (3.5%)
Aemetis, Inc.*	43,395	$130,619
Amplify Energy Corp.*	46,606	315,989
Ardmore Shipping Corp.	50,475	1,137,202
Berry Corp.	94,901	613,060
California Resources Corp.	83,921	4,466,276
Centrus Energy Corp., Class A*	17,072	729,828
Clean Energy Fuels Corp.*	205,251	548,020
CNX Resources Corp.*	182,596	4,437,083
Comstock Resources, Inc. (x)	113,017	1,173,116
CONSOL Energy, Inc.*	35,610	3,633,288
Crescent Energy Co., Class A (x)	116,756	1,383,559
CVR Energy, Inc.	43,499	1,164,468
Delek US Holdings, Inc.	78,416	1,941,580
DHT Holdings, Inc.	163,795	1,895,108
Diversified Energy Co. plc	55,525	749,032
Dorian LPG Ltd.	189	7,930
Dorian LPG Ltd.	41,847	1,755,900
Empire Petroleum Corp.*	14,188	73,210
Encore Energy Corp. (x)*	216,402	852,624
Energy Fuels, Inc. (x)*	196,508	1,190,839
Equitrans Midstream Corp.	527,727	6,849,896
Evolution Petroleum Corp.	35,253	185,783
Excelerate Energy, Inc., Class A	20,831	384,124
FLEX LNG Ltd. (x)	36,396	984,148
FutureFuel Corp.	29,530	151,489
Golar LNG Ltd.	119,935	3,759,962
Granite Ridge Resources, Inc. (x)	61,021	386,263
Green Plains, Inc.*	65,930	1,045,650
Gulfport Energy Corp.*	15,713	2,372,663
Hallador Energy Co.*	30,054	233,520
HighPeak Energy, Inc. (x)	17,237	242,352
International Seaways, Inc.	49,065	2,901,213
Kinetik Holdings, Inc., Class A	46,065	1,908,934
Kosmos Energy Ltd.*	569,199	3,153,362
Magnolia Oil & Gas Corp., Class A	209,799	5,316,307
Murphy Oil Corp.	177,835	7,333,915
NACCO Industries, Inc., Class A	4,787	132,456
NextDecade Corp. (x)*	140,025	1,111,799
Nordic American Tankers Ltd.	245,767	978,153
Northern Oil & Gas, Inc.	120,628	4,483,743
Overseas Shipholding Group, Inc., Class A	60,110	509,733
Par Pacific Holdings, Inc.*	70,688	1,784,872
PBF Energy, Inc., Class A	126,280	5,811,406
Peabody Energy Corp.	155,969	3,450,034
PrimeEnergy Resources Corp.*	845	89,866
REX American Resources Corp.*	18,785	856,408
Riley Exploration Permian, Inc.	13,598	384,959
Ring Energy, Inc. (x)*	175,223	296,127
Sable Offshore Corp.*	59,099	890,622
SandRidge Energy, Inc.	39,242	507,399
Scorpio Tankers, Inc.	56,929	4,627,758
SFL Corp. Ltd.	136,477	1,894,301
SilverBow Resources, Inc.*	26,049	985,434
Sitio Royalties Corp., Class A	99,809	2,356,491
SM Energy Co.	140,174	6,059,722
Talos Energy, Inc.*	180,292	2,190,548
Teekay Corp.*	70,585	633,147
Teekay Tankers Ltd., Class A	29,193	2,008,770
Tellurian, Inc.*	66,756	46,235

Uranium Energy Corp. (x)*	478,333	2,874,781
Ur-Energy, Inc.*	327,850	458,990
VAALCO Energy, Inc.	126,938	795,901
Verde Clean Fuels, Inc.*	4,626	19,152
Vital Energy, Inc. (x)*	35,009	1,569,103
Vitesse Energy, Inc.	30,207	715,906
W&T Offshore, Inc. (x)	110,919	237,367
World Kinect Corp.	73,156	1,887,425

		116,056,920

Total Energy		197,692,712

Financials (15.2%)
Banks (8.2%)
1st Source Corp.	24,057	1,289,936
ACNB Corp. (x)	10,605	384,643
Amalgamated Financial Corp.	23,913	655,216
Amerant Bancorp, Inc., Class A	39,526	897,240
Ameris Bancorp	80,017	4,028,856
Ames National Corp. (x)	11,527	236,188
Arrow Financial Corp.	20,638	537,620
Associated Banc-Corp.	194,041	4,103,967
Atlantic Union Bankshares Corp.	99,370	3,264,304
Axos Financial, Inc.*	66,423	3,796,074
Banc of California, Inc.	173,090	2,212,090
BancFirst Corp.	25,625	2,247,312
Bancorp, Inc. (The)*	56,627	2,138,236
Bank First Corp. (x)	11,986	989,924
Bank of Hawaii Corp.	41,748	2,388,403
Bank of Marin Bancorp	21,625	350,109
Bank of NT Butterfield & Son Ltd. (The)	59,655	2,095,084
Bank7 Corp.	5,097	159,536
BankUnited, Inc.	83,094	2,432,161
Bankwell Financial Group, Inc.	8,305	210,698
Banner Corp.	38,240	1,898,234
Bar Harbor Bankshares	21,109	567,410
BayCom Corp. (x)	14,306	291,127
BCB Bancorp, Inc.	20,682	219,850
Berkshire Hills Bancorp, Inc.	48,224	1,099,507
Blue Foundry Bancorp*	25,794	233,952
Blue Ridge Bankshares, Inc.*	1,039	2,712
Bridgewater Bancshares, Inc.*	25,964	301,442
Brookline Bancorp, Inc.	97,511	814,217
Burke & Herbert Financial Services Corp.	15,859	808,492
Business First Bancshares, Inc.	30,721	668,489
Byline Bancorp, Inc.	41,662	989,056
C&F Financial Corp.	355	17,111
Cadence Bank	203,568	5,756,903
California Bancorp*	8,988	193,242
Cambridge Bancorp	9,598	662,262
Camden National Corp.	19,032	628,056
Capital Bancorp, Inc.	12,051	247,046
Capital City Bank Group, Inc.	17,565	499,549
Capitol Federal Financial, Inc.	151,240	830,308
Carter Bankshares, Inc.*	30,125	455,490
Cathay General Bancorp	77,661	2,929,373
Central Pacific Financial Corp.	30,267	641,660
Chemung Financial Corp.	4,745	227,760
ChoiceOne Financial Services, Inc. (x)	8,349	239,199
Citizens & Northern Corp.	18,456	330,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Citizens Financial Services, Inc.	5,454	$245,094
City Holding Co.	16,344	1,736,550
Civista Bancshares, Inc.	20,674	320,240
CNB Financial Corp.	27,877	568,970
Coastal Financial Corp.*	14,499	668,984
Codorus Valley Bancorp, Inc. (x)	11,360	273,094
Colony Bankcorp, Inc.	21,540	263,865
Columbia Financial, Inc.*	36,274	543,022
Community Financial System, Inc.	59,487	2,808,381
Community Trust Bancorp, Inc.	20,225	883,024
Community West Bancshares	21,158	391,423
ConnectOne Bancorp, Inc.	46,785	883,769
CrossFirst Bankshares, Inc.*	58,945	826,409
Customers Bancorp, Inc.*	36,030	1,728,719
CVB Financial Corp.	161,099	2,777,347
Dime Community Bancshares, Inc.	43,209	881,464
Eagle Bancorp, Inc.	32,665	617,369
Eastern Bankshares, Inc.	194,249	2,715,601
Enterprise Bancorp, Inc.	12,488	310,701
Enterprise Financial Services Corp.	48,077	1,966,830
Equity Bancshares, Inc., Class A	19,195	675,664
Esquire Financial Holdings, Inc.	9,005	428,638
ESSA Bancorp, Inc. (x)	10,401	182,954
Farmers & Merchants Bancorp, Inc.	15,997	371,450
Farmers National Banc Corp.	48,410	604,641
FB Financial Corp.	46,408	1,811,304
Fidelity D&D Bancorp, Inc. (x)	5,963	261,179
Financial Institutions, Inc.	21,522	415,805
First Bancorp (Nasdaq Stock Exchange)	48,728	1,555,398
First Bancorp (New York Stock Exchange)	186,518	3,411,414
First Bancorp, Inc. (The)	12,867	319,745
First Bancshares, Inc. (The)	40,580	1,054,268
First Bank	26,927	343,050
First Busey Corp.	72,483	1,754,813
First Business Financial Services, Inc.	9,896	366,053
First Commonwealth Financial Corp.	113,126	1,562,270
First Community Bankshares, Inc.	21,499	792,023
First Financial Bancorp	105,233	2,338,277
First Financial Bankshares, Inc.	160,559	4,741,307
First Financial Corp.	16,427	605,828
First Financial Northwest, Inc.	8,697	183,768
First Foundation, Inc.	64,844	424,728
First Internet Bancorp	10,086	272,524
First Interstate BancSystem, Inc., Class A	99,908	2,774,445
First Merchants Corp.	76,726	2,554,209
First Mid Bancshares, Inc.	30,425	1,000,374
First of Long Island Corp. (The)	31,262	313,245
First Western Financial, Inc.*	9,057	153,969
Five Star Bancorp	21,008	496,839
Flushing Financial Corp.	33,704	443,208
FS Bancorp, Inc.	8,589	313,069
Fulton Financial Corp.	179,534	3,048,487
FVCBankcorp, Inc.*	18,153	198,231
German American Bancorp, Inc.	36,608	1,294,093
Glacier Bancorp, Inc.	139,934	5,222,337
Great Southern Bancorp, Inc.	11,567	643,241
Greene County Bancorp, Inc. (x)	8,977	302,615
Guaranty Bancshares, Inc.	10,347	326,344

Hancock Whitney Corp.	105,462	5,044,247
Hanmi Financial Corp.	35,037	585,819
HarborOne Bancorp, Inc.	50,720	564,514
HBT Financial, Inc.	17,125	349,692
Heartland Financial USA, Inc.	52,523	2,334,647
Heritage Commerce Corp.	86,277	750,610
Heritage Financial Corp.	38,393	692,226
Hilltop Holdings, Inc.	60,733	1,899,728
Hingham Institution For Savings (The) (x)	1,996	357,044
Home Bancorp, Inc.	9,379	375,254
Home BancShares, Inc.	237,200	5,683,312
HomeStreet, Inc.	22,933	261,436
HomeTrust Bancshares, Inc.	19,498	585,525
Hope Bancorp, Inc.	128,909	1,384,483
Horizon Bancorp, Inc.	58,679	725,859
Independent Bank Corp.	28,562	771,174
Independent Bank Corp./MA	49,264	2,498,670
Independent Bank Group, Inc.	44,089	2,006,931
International Bancshares Corp.	67,894	3,884,216
Investar Holding Corp.	11,604	178,702
John Marshall Bancorp, Inc.	15,758	274,820
Kearny Financial Corp.	72,791	447,665
Lakeland Financial Corp.	27,733	1,706,134
LCNB Corp. (x)	15,169	211,001
LINKBANCORP, Inc.	22,620	138,434
Live Oak Bancshares, Inc.	43,120	1,511,787
Macatawa Bank Corp.	32,425	473,405
Mercantile Bank Corp.	20,872	846,777
Metrocity Bankshares, Inc.	22,862	603,557
Metropolitan Bank Holding Corp.*	13,227	556,724
Mid Penn Bancorp, Inc.	19,844	435,576
Middlefield Banc Corp.	9,137	219,745
Midland States Bancorp, Inc.	23,448	531,097
MidWestOne Financial Group, Inc.	19,882	447,146
MVB Financial Corp.	14,562	271,436
National Bank Holdings Corp., Class A	37,852	1,478,121
National Bankshares, Inc. (x)	6,717	189,957
NB Bancorp, Inc.*	48,803	735,949
NBT Bancorp, Inc.	50,393	1,945,170
New York Community Bancorp, Inc.	925,792	2,981,050
Nicolet Bankshares, Inc.	16,631	1,381,038
Northeast Bank	8,598	523,274
Northeast Community Bancorp, Inc.	16,455	293,228
Northfield Bancorp, Inc.	50,886	482,399
Northrim Bancorp, Inc.	7,061	406,996
Northwest Bancshares, Inc.	142,338	1,644,004
Norwood Financial Corp. (x)	8,883	225,451
Oak Valley Bancorp	9,085	226,852
OceanFirst Financial Corp.	74,399	1,182,200
OFG Bancorp	53,675	2,010,129
Old National Bancorp	394,718	6,785,202
Old Second Bancorp, Inc.	57,008	844,288
Orange County Bancorp, Inc. (x)	6,438	340,441
Origin Bancorp, Inc.	37,726	1,196,669
Orrstown Financial Services, Inc.	13,177	360,523
Pacific Premier Bancorp, Inc.	105,992	2,434,636
Park National Corp.	18,367	2,614,359
Parke Bancorp, Inc.	15,704	273,250
Pathward Financial, Inc.	29,133	1,648,054

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

PCB Bancorp	14,329	$233,276
Peapack-Gladstone Financial Corp.	22,123	501,086
Peoples Bancorp of North Carolina, Inc.	5,723	167,112
Peoples Bancorp, Inc.	44,980	1,349,400
Peoples Financial Services Corp.	10,521	479,126
Pioneer Bancorp, Inc.*	14,314	143,283
Plumas Bancorp	7,180	258,336
Ponce Financial Group, Inc.*	21,110	192,945
Preferred Bank	12,551	947,475
Premier Financial Corp.	46,453	950,428
Primis Financial Corp.	27,413	287,288
Princeton Bancorp, Inc.	6,646	219,983
Provident Bancorp, Inc.*	17,669	180,047
Provident Financial Services, Inc.	141,134	2,025,273
QCR Holdings, Inc.	21,744	1,304,640
RBB Bancorp	23,136	435,188
Red River Bancshares, Inc.	5,487	263,321
Renasant Corp.	61,331	1,873,049
Republic Bancorp, Inc., Class A	10,852	581,776
S&T Bancorp, Inc.	42,527	1,419,977
Sandy Spring Bancorp, Inc.	56,816	1,384,038
Seacoast Banking Corp. of Florida	90,743	2,145,165
ServisFirst Bancshares, Inc.	61,673	3,897,117
Shore Bancshares, Inc.	39,964	457,588
Sierra Bancorp	17,590	393,664
Simmons First National Corp., Class A	138,664	2,437,713
SmartFinancial, Inc.	20,901	494,727
South Plains Financial, Inc.	16,038	433,026
Southern California Bancorp*	11,668	157,168
Southern First Bancshares, Inc.*	9,837	287,634
Southern Missouri Bancorp, Inc.	12,240	550,922
Southern States Bancshares, Inc.	9,988	271,074
Southside Bancshares, Inc.	34,995	966,212
SouthState Corp.	95,139	7,270,522
Stellar Bancorp, Inc.	63,138	1,449,648
Sterling Bancorp, Inc.*	29,158	152,496
Stock Yards Bancorp, Inc.	32,228	1,600,765
Texas Capital Bancshares, Inc.*	58,779	3,593,748
Third Coast Bancshares, Inc.*	14,672	312,073
Timberland Bancorp, Inc.	9,795	265,347
Tompkins Financial Corp.	15,770	771,153
Towne Bank	91,988	2,508,513
TriCo Bancshares	40,304	1,594,829
Triumph Financial, Inc.*	26,882	2,197,604
TrustCo Bank Corp.	21,414	616,081
Trustmark Corp.	67,971	2,041,849
UMB Financial Corp.	56,001	4,671,603
United Bankshares, Inc.	160,685	5,212,621
United Community Banks, Inc.	129,134	3,287,752
Unity Bancorp, Inc.	9,305	275,149
Univest Financial Corp.	37,683	860,303
USCB Financial Holdings, Inc.	13,962	179,132
Valley National Bancorp	524,611	3,661,785
Veritex Holdings, Inc.	58,602	1,235,916
Virginia National Bankshares Corp.	5,493	180,170
WaFd, Inc.	88,917	2,541,248
Washington Trust Bancorp, Inc.	22,983	629,964
WesBanco, Inc.	75,299	2,101,595
West Bancorp, Inc.	20,407	365,285

Westamerica Bancorp	28,920	1,403,488
WSFS Financial Corp.	67,451	3,170,197

		274,595,411

Capital Markets (1.4%)
AlTi Global, Inc. (x)*	39,342	204,972
Artisan Partners Asset Management, Inc., Class A	76,586	3,160,704
AssetMark Financial Holdings, Inc.*	28,869	997,424
B Riley Financial, Inc. (x)	25,255	445,498
BGC Group, Inc., Class A	404,249	3,355,267
Brightsphere Investment Group, Inc.	35,355	783,820
Cohen & Steers, Inc.	33,980	2,465,589
Diamond Hill Investment Group, Inc.	3,602	506,982
Donnelley Financial Solutions, Inc.*	32,083	1,912,789
Forge Global Holdings, Inc. (x)*	145,164	211,940
GCM Grosvenor, Inc., Class A	54,458	531,510
Hamilton Lane, Inc., Class A	46,815	5,785,398
MarketWise, Inc.	36,708	42,581
Moelis & Co., Class A	75,540	4,295,204
Open Lending Corp.*	124,207	693,075
P10, Inc., Class A	50,569	428,825
Patria Investments Ltd., Class A	68,921	831,187
Perella Weinberg Partners, Class A	65,232	1,060,020
Piper Sandler Cos.	21,555	4,961,314
PJT Partners, Inc., Class A	29,090	3,139,102
Silvercrest Asset Management Group, Inc., Class A	12,300	191,757
StepStone Group, Inc., Class A	65,416	3,001,940
StoneX Group, Inc.*	33,884	2,551,804
Value Line, Inc.	1,070	46,085
Victory Capital Holdings, Inc., Class A	50,655	2,417,763
Virtus Investment Partners, Inc.	8,541	1,928,985
WisdomTree, Inc.	171,571	1,700,269

		47,651,804

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	6,716	189,257
Bread Financial Holdings, Inc.	41,520	1,850,131
Consumer Portfolio Services, Inc. (x)*	11,897	116,591
Encore Capital Group, Inc.*	29,077	1,213,383
Enova International, Inc.*	30,760	1,914,810
FirstCash Holdings, Inc.	47,675	5,000,154
Green Dot Corp., Class A (x)*	53,463	505,225
LendingClub Corp.*	135,706	1,148,073
LendingTree, Inc.*	12,059	501,534
Medallion Financial Corp.	23,091	177,339
Moneylion, Inc.*	10,380	763,345
Navient Corp.	103,010	1,499,826
Nelnet, Inc., Class A	17,878	1,803,175
NerdWallet, Inc., Class A*	47,505	693,573
OppFi, Inc. (x)	21,215	71,919
PRA Group, Inc.*	47,311	930,134
PROG Holdings, Inc.	52,005	1,803,533
Regional Management Corp.	10,188	292,803
Upstart Holdings, Inc. (x)*	93,995	2,217,342
World Acceptance Corp.*	4,560	563,525

		23,255,672

Financial Services (2.4%)
Acacia Research Corp.*	42,918	215,019
Alerus Financial Corp.	23,367	458,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

A-Mark Precious Metals, Inc.	21,694	$702,235
AvidXchange Holdings, Inc.*	213,337	2,572,844
Banco Latinoamericano de Comercio Exterior SA, Class E	34,204	1,014,833
Burford Capital Ltd.	243,151	3,173,121
Cannae Holdings, Inc.	71,604	1,298,897
Cantaloupe, Inc.*	71,583	472,448
Cass Information Systems, Inc.	16,947	679,066
Compass Diversified Holdings	82,372	1,803,123
Enact Holdings, Inc.	37,537	1,150,884
Essent Group Ltd.	128,204	7,203,783
Evertec, Inc.	78,139	2,598,122
Federal Agricultural Mortgage Corp., Class C	11,300	2,043,266
Flywire Corp.*	147,290	2,414,083
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (x)	136,851	4,050,790
I3 Verticals, Inc., Class A*	27,912	616,297
International Money Express, Inc.*	38,851	809,655
Jackson Financial, Inc., Class A	89,173	6,621,987
Marqeta, Inc., Class A*	570,580	3,126,778
Merchants Bancorp	21,658	878,015
Mr Cooper Group, Inc.*	78,430	6,370,869
NCR Atleos Corp.*	87,796	2,372,248
NewtekOne, Inc.	30,462	382,907
NMI Holdings, Inc., Class A*	98,385	3,349,025
Onity Group, Inc.*	7,435	178,291
Pagseguro Digital Ltd., Class A*	231,897	2,710,876
Payoneer Global, Inc.*	295,937	1,639,491
Paysafe Ltd.*	39,703	701,949
Paysign, Inc.*	37,476	161,522
PennyMac Financial Services, Inc.	33,349	3,154,815
Priority Technology Holdings, Inc.*	19,499	102,955
Radian Group, Inc.	171,662	5,338,688
Remitly Global, Inc.*	176,941	2,144,525
Repay Holdings Corp., Class A*	110,887	1,170,967
Sezzle, Inc.*	2,857	252,044
StoneCo Ltd., Class A*	349,155	4,186,368
SWK Holdings Corp. (x)*	4,613	78,375
Velocity Financial, Inc. (x)*	11,597	207,934
Walker & Dunlop, Inc.	39,740	3,902,468
Waterstone Financial, Inc.	22,439	286,995

		82,596,785

Insurance (1.6%)
Ambac Financial Group, Inc.*	53,611	687,293
American Coastal Insurance Corp.*	30,117	317,734
AMERISAFE, Inc.	23,952	1,051,253
Baldwin Insurance Group, Inc. (The), Class A*	80,288	2,847,815
CNO Financial Group, Inc.	130,586	3,619,844
Crawford & Co., Class A	19,393	167,556
Donegal Group, Inc., Class A	21,942	282,613
Employers Holdings, Inc.	28,566	1,217,769
Enstar Group Ltd.*	15,546	4,752,412
F&G Annuities & Life, Inc.	21,059	801,295
Fidelis Insurance Holdings Ltd.	60,023	978,975
Genworth Financial, Inc., Class A*	494,958	2,989,546
GoHealth, Inc., Class A*	4,864	47,278
Goosehead Insurance, Inc., Class A*	28,725	1,649,964
Greenlight Capital Re Ltd., Class A*	34,532	452,369
Hamilton Insurance Group Ltd., Class B*	22,046	367,066

HCI Group, Inc. (x)	10,051	926,401
Heritage Insurance Holdings, Inc.*	28,347	200,697
Hippo Holdings, Inc. (x)*	24,099	414,262
Horace Mann Educators Corp.	45,906	1,497,454
Investors Title Co.	1,725	310,724
James River Group Holdings Ltd.	42,617	329,429
Kingsway Financial Services, Inc. (x)*	16,316	134,444
Lemonade, Inc. (x)*	63,258	1,043,757
Maiden Holdings Ltd. (x)*	104,207	214,667
MBIA, Inc. (x)	56,345	309,334
Mercury General Corp.	33,209	1,764,726
National Western Life Group, Inc., Class A	2,827	1,404,849
NI Holdings, Inc. (x)*	9,304	142,351
Oscar Health, Inc., Class A*	237,055	3,750,210
Palomar Holdings, Inc.*	29,913	2,427,440
ProAssurance Corp.*	56,945	695,868
Root, Inc., Class A*	10,628	548,511
Safety Insurance Group, Inc.	16,041	1,203,556
Selective Insurance Group, Inc.	74,771	7,015,763
Selectquote, Inc.*	171,374	472,992
SiriusPoint Ltd.*	122,113	1,489,779
Skyward Specialty Insurance Group, Inc.*	45,638	1,651,183
Stewart Information Services Corp.	29,896	1,855,944
Tiptree, Inc., Class A	31,275	515,725
Trupanion, Inc. (x)*	40,813	1,199,902
United Fire Group, Inc.	27,102	582,422
Universal Insurance Holdings, Inc.	30,785	577,527

		54,910,699

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AFC Gamma, Inc. (REIT)	19,093	232,934
AG Mortgage Investment Trust, Inc. (REIT)	32,842	218,071
Angel Oak Mortgage REIT, Inc. (REIT)	15,878	208,002
Apollo Commercial Real Estate Finance, Inc. (REIT)	175,313	1,716,314
Arbor Realty Trust, Inc. (REIT) (x)	203,356	2,918,159
Ares Commercial Real Estate Corp. (REIT) (x)	65,970	438,700
ARMOUR Residential REIT, Inc. (REIT) (x)	60,068	1,164,118
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	212,793	3,706,854
BrightSpire Capital, Inc. (REIT), Class A	162,919	928,638
Chicago Atlantic Real Estate Finance, Inc. (REIT)	21,210	325,786
Chimera Investment Corp. (REIT)	98,165	1,256,512
Claros Mortgage Trust, Inc. (REIT) (x)	106,974	857,931
Dynex Capital, Inc. (REIT)	76,471	913,064
Ellington Financial, Inc. (REIT) (x)	99,627	1,203,494
Franklin BSP Realty Trust, Inc. (REIT)	98,393	1,239,752
Granite Point Mortgage Trust, Inc. (REIT)	58,810	174,666
Invesco Mortgage Capital, Inc. (REIT) (x)	61,571	576,920
KKR Real Estate Finance Trust, Inc. (REIT)	71,892	650,623
Ladder Capital Corp. (REIT)	142,037	1,603,598
MFA Financial, Inc. (REIT)	125,707	1,337,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

New York Mortgage Trust, Inc. (REIT)	110,827	$647,230
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	130,038
Orchid Island Capital, Inc. (REIT) (x)	65,789	548,680
PennyMac Mortgage Investment Trust (REIT)	108,377	1,490,184
Ready Capital Corp. (REIT) (x)	198,704	1,625,399
Redwood Trust, Inc. (REIT)	161,325	1,046,999
Seven Hills Realty Trust (REIT)	14,004	177,571
TPG RE Finance Trust, Inc. (REIT)	71,803	620,378
Two Harbors Investment Corp. (REIT)	126,652	1,673,073

		29,631,210

Total Financials		512,641,581

Health Care (15.3%)
Biotechnology (7.8%)
2seventy bio, Inc. (x)*	63,052	242,750
4D Molecular Therapeutics, Inc.*	60,649	1,273,023
89bio, Inc.*	98,723	790,771
Aadi Bioscience, Inc.*	2,104	3,072
Absci Corp.*	97,530	300,392
ACADIA Pharmaceuticals, Inc.*	145,793	2,369,136
ACELYRIN, Inc.*	89,056	392,737
Achieve Life Sciences, Inc.*	40,453	190,129
Acrivon Therapeutics, Inc. (x)*	14,528	84,262
Actinium Pharmaceuticals, Inc.*	36,753	271,972
Acumen Pharmaceuticals, Inc.*	48,721	117,905
ADC Therapeutics SA*	82,689	261,297
Adicet Bio, Inc.*	5,577	6,748
ADMA Biologics, Inc.*	274,199	3,065,545
Adverum Biotechnologies, Inc.*	24,635	168,996
Aerovate Therapeutics, Inc. (x)*	13,128	21,792
Agenus, Inc. (x)*	24,782	415,099
Agios Pharmaceuticals, Inc.*	68,727	2,963,508
Akero Therapeutics, Inc.*	82,434	1,933,902
Aldeyra Therapeutics, Inc.*	64,927	214,908
Alector, Inc.*	98,133	445,524
Alkermes plc*	203,878	4,913,460
Alkermes plc*	467	11,255
Allogene Therapeutics, Inc. (x)*	128,690	299,848
Altimmune, Inc. (x)*	86,842	577,499
ALX Oncology Holdings, Inc.*	40,260	242,768
Amicus Therapeutics, Inc.*	356,585	3,537,323
AnaptysBio, Inc.*	23,907	599,109
Anavex Life Sciences Corp. (x)*	89,422	377,361
Anika Therapeutics, Inc.*	17,812	451,178
Annexon, Inc.*	102,668	503,073
Apogee Therapeutics, Inc. (x)*	44,222	1,740,136
Applied Therapeutics, Inc.*	115,747	540,539
Arbutus Biopharma Corp. (x)*	170,050	525,455
Arcellx, Inc.*	52,417	2,892,894
Arcturus Therapeutics Holdings, Inc.*	28,061	683,285
Arcus Biosciences, Inc.*	66,414	1,011,485
Arcutis Biotherapeutics, Inc. (x)*	129,115	1,200,770
Ardelyx, Inc.*	283,076	2,097,593
ArriVent Biopharma, Inc.*	12,534	232,506
Arrowhead Pharmaceuticals, Inc.*	145,202	3,773,800
ARS Pharmaceuticals, Inc. (x)*	59,802	508,915
Astria Therapeutics, Inc.*	55,637	506,297
Atossa Therapeutics, Inc.*	149,501	177,906
Aura Biosciences, Inc.*	53,663	405,692

Aurinia Pharmaceuticals, Inc.*	174,571	996,800
Avid Bioservices, Inc.*	75,989	542,561
Avidity Biosciences, Inc.*	122,806	5,016,625
Avita Medical, Inc. (x)*	32,334	256,085
Beam Therapeutics, Inc.*	93,041	2,179,951
BioAtla, Inc.*	5,207	7,134
BioCryst Pharmaceuticals, Inc.*	251,057	1,551,532
Biohaven Ltd.*	91,407	3,172,737
Biomea Fusion, Inc. (x)*	33,850	152,325
BioVie, Inc., Class A*	1,050	421
Bioxcel Therapeutics, Inc.*	1,978	2,532
Black Diamond Therapeutics, Inc.*	44,797	208,754
Bluebird Bio, Inc. (x)*	250,403	246,447
Blueprint Medicines Corp.*	76,453	8,240,104
Boundless Bio, Inc.*	6,831	26,436
Bridgebio Pharma, Inc.*	170,853	4,327,706
C4 Therapeutics, Inc.*	71,621	330,889
Cabaletta Bio, Inc.*	52,750	394,570
Candel Therapeutics, Inc.*	18,247	113,131
Capricor Therapeutics, Inc.*	30,331	144,679
Cardiff Oncology, Inc.*	47,003	104,347
CareDx, Inc. (x)*	60,973	946,911
Cargo Therapeutics, Inc.*	24,000	394,080
Caribou Biosciences, Inc.*	95,174	156,085
Carisma Therapeutics, Inc.*	7,214	10,965
Cartesian Therapeutics, Inc. (x)*	8,614	232,664
Catalyst Pharmaceuticals, Inc.*	141,293	2,188,629
Celcuity, Inc. (x)*	28,419	465,503
Celldex Therapeutics, Inc.*	78,590	2,908,616
Century Therapeutics, Inc. (x)*	52,805	134,653
CervoMed, Inc.*	6,324	108,267
CG oncology, Inc. (x)*	28,332	894,441
Cibus, Inc., Class A*	17,637	173,724
Cogent Biosciences, Inc.*	111,548	940,350
Coherus Biosciences, Inc. (x)*	134,653	232,950
Compass Therapeutics, Inc.*	106,747	106,747
Corbus Pharmaceuticals Holdings, Inc.*	12,358	559,200
Crinetics Pharmaceuticals, Inc.*	94,585	4,236,462
Cue Biopharma, Inc.*	4,491	5,569
Cullinan Therapeutics, Inc.*	47,205	823,255
Cytokinetics, Inc.*	135,747	7,354,772
Day One Biopharmaceuticals, Inc.*	64,000	881,920
Denali Therapeutics, Inc.*	151,194	3,510,725
Design Therapeutics, Inc.*	39,341	131,792
Dianthus Therapeutics, Inc.*	28,807	745,525
Disc Medicine, Inc.*	19,964	899,777
Dynavax Technologies Corp.*	161,098	1,809,131
Dyne Therapeutics, Inc.*	98,197	3,465,372
Editas Medicine, Inc.*	101,390	473,491
Elevation Oncology, Inc.*	55,339	149,415
Eliem Therapeutics, Inc.*	7,986	56,780
Enanta Pharmaceuticals, Inc.*	24,754	321,059
Entrada Therapeutics, Inc.*	29,701	423,239
Erasca, Inc.*	136,264	321,583
Fate Therapeutics, Inc.*	122,221	400,885
Fennec Pharmaceuticals, Inc. (x)*	27,008	165,019
Fibrobiologics, Inc.*	21,853	109,046
Foghorn Therapeutics, Inc.*	29,606	170,235
G1 Therapeutics, Inc.*	59,498	135,655
Galectin Therapeutics, Inc.*	21,188	47,885
Genelux Corp.*	2,706	5,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Generation Bio Co.*	57,057	$160,901
Geron Corp.*	699,463	2,965,723
Greenwich Lifesciences, Inc.*	6,644	114,675
Gyre Therapeutics, Inc.*	7,906	94,319
Halozyme Therapeutics, Inc.*	151,385	7,926,519
Heron Therapeutics, Inc. (x)*	143,250	501,375
HilleVax, Inc. (x)*	37,957	548,858
Humacyte, Inc. (x)*	107,663	516,782
Ideaya Biosciences, Inc.*	91,030	3,196,063
IGM Biosciences, Inc. (x)*	19,023	130,688
Immuneering Corp., Class A*	5,302	6,787
ImmunityBio, Inc. (x)*	172,510	1,090,263
Immunome, Inc.*	62,461	755,778
Immunovant, Inc.*	70,742	1,867,589
Inhibrx Biosciences, Inc.*	12,666	179,477
Inmune Bio, Inc.*	14,423	127,211
Inovio Pharmaceuticals, Inc.*	30,902	249,688
Inozyme Pharma, Inc. (x)*	62,662	279,473
Insmed, Inc.*	188,650	12,639,550
Intellia Therapeutics, Inc.*	117,457	2,628,688
Invivyd, Inc.*	90,800	99,880
Iovance Biotherapeutics, Inc.*	307,992	2,470,096
Ironwood Pharmaceuticals, Inc., Class A*	171,914	1,120,879
iTeos Therapeutics, Inc.*	31,766	471,407
Janux Therapeutics, Inc.*	34,136	1,429,957
Jasper Therapeutics, Inc.*	12,231	277,644
KalVista Pharmaceuticals, Inc. (x)*	46,547	548,324
Karyopharm Therapeutics, Inc.*	13,042	11,315
Keros Therapeutics, Inc.*	35,881	1,639,762
Kiniksa Pharmaceuticals International plc, Class A*	45,500	849,485
Kodiak Sciences, Inc.*	39,649	93,175
Korro Bio, Inc.*	7,329	248,233
Krystal Biotech, Inc.*	30,129	5,532,890
Kura Oncology, Inc.*	88,420	1,820,568
Kymera Therapeutics, Inc.*	54,233	1,618,855
Kyverna Therapeutics, Inc.*	20,361	152,708
Larimar Therapeutics, Inc. (x)*	49,557	359,288
LENZ Therapeutics, Inc. (x)	15,262	263,880
Lexeo Therapeutics, Inc.*	13,125	210,525
Lexicon Pharmaceuticals, Inc. (x)*	139,899	235,030
Lineage Cell Therapeutics, Inc. (x)*	175,087	174,614
Lyell Immunopharma, Inc. (x)*	197,325	286,121
MacroGenics, Inc.*	69,305	294,546
Madrigal Pharmaceuticals, Inc. (x)*	21,314	5,971,330
MannKind Corp.*	321,516	1,678,314
MeiraGTx Holdings plc*	46,675	196,502
Mersana Therapeutics, Inc.*	145,710	292,877
Metagenomi, Inc.*	7,891	32,195
MiMedx Group, Inc.*	144,003	997,941
Mineralys Therapeutics, Inc.*	34,730	406,341
Mirum Pharmaceuticals, Inc.*	47,447	1,622,213
Monte Rosa Therapeutics, Inc. (x)*	34,732	129,898
Morphic Holding, Inc.*	48,484	1,651,850
Myriad Genetics, Inc.*	108,933	2,664,501
Neurogene, Inc.*	12,123	441,156
Nkarta, Inc.*	64,171	379,251
Novavax, Inc. (x)*	172,039	2,178,014
Nurix Therapeutics, Inc.*	73,616	1,536,366
Nuvalent, Inc., Class A*	38,863	2,948,147
Nuvectis Pharma, Inc.*	1,092	6,912

Ocean Biomedical, Inc.*	740	903
Ocugen, Inc.*	310,569	481,382
Olema Pharmaceuticals, Inc.*	48,576	525,592
Omega Therapeutics, Inc.*	2,295	4,751
Organogenesis Holdings, Inc., Class A*	83,395	233,506
ORIC Pharmaceuticals, Inc.*	74,605	527,457
Outlook Therapeutics, Inc. (x)*	9,297	68,612
Ovid therapeutics, Inc.*	67,144	51,647
PepGen, Inc.*	18,581	296,553
Perspective Therapeutics, Inc.*	56,485	563,155
Poseida Therapeutics, Inc., Class A*	79,276	231,486
Praxis Precision Medicines, Inc.*	20,915	865,044
Precigen, Inc. (x)*	160,770	254,017
Prelude Therapeutics, Inc. (x)*	16,862	64,244
Prime Medicine, Inc. (x)*	69,142	355,390
ProKidney Corp., Class A (x)*	75,747	186,338
Protagonist Therapeutics, Inc.*	71,131	2,464,689
Protalix BioTherapeutics, Inc.*	3,186	3,728
Prothena Corp. plc*	52,068	1,074,684
PTC Therapeutics, Inc.*	92,604	2,831,830
Puma Biotechnology, Inc.*	48,715	158,811
Pyxis Oncology, Inc.*	57,614	190,702
Q32 Bio, Inc.*	7,161	128,540
Rallybio Corp.*	3,459	4,635
RAPT Therapeutics, Inc.*	33,634	102,584
Recursion Pharmaceuticals, Inc., Class A (x)*	251,272	1,884,540
REGENXBIO, Inc.*	56,130	656,721
Regulus Therapeutics, Inc.*	73,092	130,469
Relay Therapeutics, Inc.*	121,223	790,374
Reneo Pharmaceuticals, Inc.*	1,466	2,214
Renovaro, Inc.*	53,370	93,398
Replimune Group, Inc.*	61,195	550,755
REVOLUTION Medicines, Inc.*	185,230	7,188,776
Rhythm Pharmaceuticals, Inc.*	66,652	2,736,731
Rigel Pharmaceuticals, Inc.*	19,228	158,054
Rocket Pharmaceuticals, Inc.*	80,348	1,729,892
Sage Therapeutics, Inc.*	65,971	716,445
Sana Biotechnology, Inc.*	161,369	881,075
Savara, Inc. (x)*	118,204	476,362
Scholar Rock Holding Corp.*	83,623	696,580
Sera Prognostics, Inc., Class A*	32,192	190,577
Shattuck Labs, Inc.*	47,308	182,609
Skye Bioscience, Inc.*	20,276	162,411
Soleno Therapeutics, Inc.*	26,796	1,093,277
Solid Biosciences, Inc.*	27,164	154,020
SpringWorks Therapeutics, Inc.*	83,741	3,154,523
Spyre Therapeutics, Inc.*	42,075	989,183
Stoke Therapeutics, Inc.*	43,439	586,861
Summit Therapeutics, Inc. (x)*	107,328	837,158
Sutro Biopharma, Inc.*	99,387	291,204
Syndax Pharmaceuticals, Inc.*	100,396	2,061,130
Tango Therapeutics, Inc. (x)*	58,140	498,841
Taysha Gene Therapies, Inc.*	193,661	433,801
Tenaya Therapeutics, Inc.*	67,411	208,974
TG Therapeutics, Inc.*	169,687	3,018,732
Tourmaline Bio, Inc.	27,791	357,392
Travere Therapeutics, Inc. (x)*	89,434	735,147
TScan Therapeutics, Inc.*	45,608	266,807
Twist Bioscience Corp.*	70,002	3,449,699
Tyra Biosciences, Inc. (x)*	24,683	394,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

UroGen Pharma Ltd. (x)*	41,635	$698,635
Vanda Pharmaceuticals, Inc.*	68,688	388,087
Vaxcyte, Inc.*	132,793	10,027,199
Vera Therapeutics, Inc., Class A*	47,526	1,719,491
Veracyte, Inc.*	94,195	2,041,206
Verastem, Inc.*	31,237	93,086
Vericel Corp.*	59,094	2,711,233
Verve Therapeutics, Inc. (x)*	86,707	423,130
Vir Biotechnology, Inc.*	109,439	974,007
Viridian Therapeutics, Inc.*	76,209	991,479
Voyager Therapeutics, Inc.*	56,024	443,150
Werewolf Therapeutics, Inc.*	34,054	83,092
X4 Pharmaceuticals, Inc. (x)*	201,029	116,597
XBiotech, Inc.*	20,885	107,349
Xencor, Inc.*	72,216	1,367,049
XOMA Corp.*	9,062	214,679
Y-mAbs Therapeutics, Inc. (x)*	44,914	542,561
Zentalis Pharmaceuticals, Inc.*	67,793	277,273
Zura Bio Ltd., Class A (x)*	19,804	69,314
Zymeworks, Inc.*	68,413	582,195

		261,080,937

Health Care Equipment & Supplies (3.0%)
Accuray, Inc.*	108,458	197,394
Alphatec Holdings, Inc.*	124,513	1,301,161
AngioDynamics, Inc.*	45,894	277,659
Artivion, Inc.*	48,255	1,237,741
AtriCure, Inc.*	57,647	1,312,622
Atrion Corp.	1,665	753,296
Avanos Medical, Inc.*	55,210	1,099,783
Axogen, Inc.*	51,280	371,267
Axonics, Inc.*	62,017	4,169,403
Bioventus, Inc., Class A*	44,589	256,387
Cerus Corp.*	217,515	382,826
CONMED Corp.	37,602	2,606,571
Cutera, Inc.*	1,843	2,783
CVRx, Inc. (x)*	16,021	192,092
Embecta Corp.	70,556	881,950
Fractyl Health, Inc.*	8,280	35,356
Glaukos Corp.*	59,479	7,039,340
Haemonetics Corp.*	60,923	5,040,160
ICU Medical, Inc.*	25,965	3,083,344
Inari Medical, Inc.*	64,342	3,098,067
Inmode Ltd.*	96,791	1,765,468
Inogen, Inc.*	28,312	230,177
Integer Holdings Corp.*	40,555	4,695,863
Integra LifeSciences Holdings Corp.*	83,052	2,420,135
iRadimed Corp.	9,072	398,624
iRhythm Technologies, Inc.*	37,971	4,087,198
Lantheus Holdings, Inc.*	82,550	6,627,939
LeMaitre Vascular, Inc.	24,518	2,017,341
LivaNova plc*	62,317	3,416,218
LivaNova plc*	4,010	219,828
Merit Medical Systems, Inc.*	69,371	5,962,437
Neogen Corp.*	264,812	4,139,012
NeuroPace, Inc.*	15,461	116,885
Nevro Corp.*	44,647	375,928
Novocure Ltd.*	129,260	2,214,224
Omnicell, Inc.*	55,650	1,506,446
OraSure Technologies, Inc.*	90,466	385,385
Orchestra BioMed Holdings, Inc. (x)*	26,624	216,986
Orthofix Medical, Inc.*	40,463	536,539

OrthoPediatrics Corp.*	19,749	567,981
Paragon 28, Inc.*	57,188	391,166
PROCEPT BioRobotics Corp.*	51,598	3,152,122
Pulmonx Corp.*	46,157	292,635
Pulse Biosciences, Inc. (x)*	21,336	238,750
RxSight, Inc.*	41,461	2,494,708
Sanara Medtech, Inc. (x)*	3,962	111,808
Semler Scientific, Inc. (x)*	5,999	206,366
SI-BONE, Inc.*	49,551	640,694
Sight Sciences, Inc. (x)*	41,537	277,052
Silk Road Medical, Inc.*	47,734	1,290,727
STAAR Surgical Co.*	60,119	2,862,266
Stereotaxis, Inc.*	63,157	114,946
Surmodics, Inc.*	16,711	702,530
Tactile Systems Technology, Inc.*	29,098	347,430
Tandem Diabetes Care, Inc.*	78,714	3,171,387
Tela Bio, Inc.*	4,485	21,080
TransMedics Group, Inc.*	38,983	5,871,619
Treace Medical Concepts, Inc.*	58,968	392,137
UFP Technologies, Inc.*	8,805	2,323,375
Utah Medical Products, Inc.	3,907	261,027
Varex Imaging Corp.*	46,762	688,804
Zimvie, Inc.*	33,078	603,673
Zynex, Inc. (x)*	20,757	193,455

		101,889,573

Health Care Providers & Services (2.6%)
Accolade, Inc.*	90,091	322,526
AdaptHealth Corp., Class A*	123,681	1,236,810
Addus HomeCare Corp.*	19,086	2,216,075
agilon health, Inc.*	373,847	2,444,959
AirSculpt Technologies, Inc. (x)*	14,813	59,252
Alignment Healthcare, Inc.*	121,559	950,591
AMN Healthcare Services, Inc.*	46,132	2,363,342
Astrana Health, Inc.*	52,250	2,119,260
Aveanna Healthcare Holdings, Inc.*	55,852	154,152
BrightSpring Health Services, Inc. (x)*	65,861	748,181
Brookdale Senior Living, Inc.*	233,174	1,592,578
Castle Biosciences, Inc.*	31,526	686,321
Community Health Systems, Inc.*	153,400	515,424
CorVel Corp.*	10,721	2,726,029
Cross Country Healthcare, Inc.*	41,628	576,132
DocGo, Inc. (x)*	121,607	375,766
Enhabit, Inc.*	61,344	547,189
Ensign Group, Inc. (The)	67,219	8,314,318
Fulgent Genetics, Inc.*	25,444	499,211
GeneDx Holdings Corp., Class A*	14,303	373,880
Guardant Health, Inc.*	143,406	4,141,565
HealthEquity, Inc.*	102,898	8,869,808
Hims & Hers Health, Inc.*	230,570	4,655,208
InfuSystem Holdings, Inc.*	21,117	144,229
Innovage Holding Corp.*	17,679	87,688
Joint Corp. (The)*	13,141	184,763
LifeStance Health Group, Inc. (x)*	145,568	714,739
ModivCare, Inc.*	13,359	350,540
Nano-X Imaging Ltd. (x)*	66,186	485,805
National HealthCare Corp.	15,163	1,643,669
National Research Corp.	17,809	408,717
NeoGenomics, Inc.*	155,111	2,151,390
OPKO Health, Inc. (x)*	405,977	507,471
Option Care Health, Inc.*	211,712	5,864,422
Owens & Minor, Inc.*	91,946	1,241,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

PACS Group, Inc.*	29,372	$866,474
Patterson Cos., Inc.	98,259	2,370,007
Pediatrix Medical Group, Inc.*	102,798	776,125
Pennant Group, Inc. (The)*	35,336	819,442
Performant Financial Corp.*	88,088	255,455
PetIQ, Inc., Class A*	32,988	727,715
Privia Health Group, Inc.*	124,804	2,169,094
Progyny, Inc.*	102,446	2,930,980
Quipt Home Medical Corp.*	47,655	153,449
RadNet, Inc.*	80,482	4,741,999
Select Medical Holdings Corp.	130,059	4,559,869
Sonida Senior Living, Inc.*	3,893	107,058
Surgery Partners, Inc.*	93,802	2,231,550
Talkspace, Inc.*	147,478	339,199
US Physical Therapy, Inc.	18,198	1,681,859
Viemed Healthcare, Inc.*	39,687	259,950

		85,263,506

Health Care Technology (0.3%)
Definitive Healthcare Corp., Class A*	65,821	359,383
Evolent Health, Inc., Class A*	140,454	2,685,480
Health Catalyst, Inc.*	71,651	457,850
HealthStream, Inc.	29,379	819,674
LifeMD, Inc.*	41,837	287,002
OptimizeRx Corp.*	21,294	212,940
Phreesia, Inc.*	62,524	1,325,509
Schrodinger, Inc.*	68,024	1,315,584
Simulations Plus, Inc.	19,120	929,614
Teladoc Health, Inc.*	207,436	2,028,724

		10,421,760

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp. (x)*	141,716	513,012
Akoya Biosciences, Inc. (x)*	25,116	58,772
BioLife Solutions, Inc.*	43,237	926,569
ChromaDex Corp.*	56,729	154,870
Codexis, Inc.*	90,850	281,635
Conduit Pharmaceuticals, Inc.*	23,929	25,365
CryoPort, Inc.*	52,857	365,242
Cytek Biosciences, Inc.*	147,433	822,676
Harvard Bioscience, Inc.*	44,602	127,116
Lifecore Biomedical, Inc.*	24,114	123,705
Maravai LifeSciences Holdings, Inc., Class A*	134,414	962,404
MaxCyte, Inc.*	125,926	493,630
Mesa Laboratories, Inc.	6,261	543,267
Nautilus Biotechnology, Inc., Class A*	54,163	126,741
OmniAb, Inc. (Earn Out Shares) (r)(x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	107,275	402,281
Pacific Biosciences of California, Inc. (x)*	332,574	455,626
Quanterix Corp.*	43,857	579,351
Quantum-Si, Inc. (x)*	117,987	123,886
Standard BioTools, Inc.*	362,632	641,859

		7,728,007

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc.*	7,773	8,550
Alimera Sciences, Inc.*	22,873	127,174
Alto Neuroscience, Inc.*	10,381	110,973
Amneal Pharmaceuticals, Inc.*	194,004	1,231,925

Amphastar Pharmaceuticals, Inc.*	46,686	1,867,440
ANI Pharmaceuticals, Inc.*	22,384	1,425,413
Aquestive Therapeutics, Inc.*	89,770	233,402
Arvinas, Inc.*	78,175	2,081,018
Atea Pharmaceuticals, Inc.*	90,075	298,148
Avadel Pharmaceuticals plc (ADR)*	112,169	1,577,096
Axsome Therapeutics, Inc. (x)*	44,337	3,569,128
Biote Corp., Class A*	31,330	234,035
Bright Green Corp.*	16,472	4,172
Cassava Sciences, Inc. (x)*	49,222	607,892
Collegium Pharmaceutical, Inc.*	1,968	63,370
Collegium Pharmaceutical, Inc.*	37,739	1,215,196
Contineum Therapeutics, Inc., Class A*	6,995	123,182
Corcept Therapeutics, Inc.*	98,188	3,190,128
CorMedix, Inc. (x)*	70,935	307,149
Edgewise Therapeutics, Inc.*	88,303	1,590,337
Enliven Therapeutics, Inc. (x)*	42,711	998,156
Esperion Therapeutics, Inc.*	228,269	506,757
Evolus, Inc.*	67,247	729,630
EyePoint Pharmaceuticals, Inc. (x)*	60,903	529,856
Fulcrum Therapeutics, Inc.*	75,280	466,736
Harmony Biosciences Holdings, Inc.*	36,710	1,107,541
Harrow, Inc. (x)*	37,116	775,353
Innoviva, Inc.*	67,570	1,108,148
Ligand Pharmaceuticals, Inc.*	20,756	1,748,901
Liquidia Corp. (x)*	70,180	842,160
Longboard Pharmaceuticals, Inc. (x)*	39,353	1,063,712
MediWound Ltd.*	9,284	144,088
Mind Medicine MindMed, Inc.*	87,536	631,135
Nektar Therapeutics*	211,917	262,777
Neumora Therapeutics, Inc.*	101,414	996,900
Nuvation Bio, Inc.*	218,533	638,116
Ocular Therapeutix, Inc.*	188,972	1,292,568
Omeros Corp. (x)*	72,936	296,120
Pacira BioSciences, Inc.*	55,699	1,593,548
Phathom Pharmaceuticals, Inc. (x)*	41,368	426,090
Phibro Animal Health Corp., Class A	24,880	417,238
Pliant Therapeutics, Inc.*	69,462	746,717
Prestige Consumer Healthcare, Inc.*	60,109	4,138,505
Revance Therapeutics, Inc.*	125,980	323,769
Scilex Holding Co. (r)(x)*	68,788	99,571
scPharmaceuticals, Inc.*	34,247	148,974
SIGA Technologies, Inc.	56,176	426,376
Supernus Pharmaceuticals, Inc.*	61,276	1,639,133
Tarsus Pharmaceuticals, Inc.*	44,802	1,217,718
Telomir Pharmaceuticals, Inc.*	5,822	28,004
Terns Pharmaceuticals, Inc.*	69,853	475,699
Theravance Biopharma, Inc. (x)*	47,024	398,764
Third Harmonic Bio, Inc. (x)*	24,866	323,258
Trevi Therapeutics, Inc. (x)*	69,108	205,942
Ventyx Biosciences, Inc. (x)*	74,374	171,804
Verrica Pharmaceuticals, Inc. (x)*	23,670	172,554
WaVe Life Sciences Ltd. (x)*	86,580	432,034
WaVe Life Sciences Ltd.*	7,455	37,200
Xeris Biopharma Holdings, Inc.*	169,610	381,622
Zevra Therapeutics, Inc. (x)*	50,351	246,720

		48,055,622

Total Health Care		514,439,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (15.3%)
Aerospace & Defense (1.0%)
AAR Corp.*	42,308	$3,075,792
AeroVironment, Inc.*	31,842	5,800,339
AerSale Corp.*	42,953	297,235
Archer Aviation, Inc., Class A (x)*	284,710	1,002,179
Astronics Corp.*	35,301	707,079
Byrna Technologies, Inc.*	20,824	207,824
Cadre Holdings, Inc.	31,781	1,066,570
Ducommun, Inc.*	16,812	976,105
Eve Holding, Inc. (x)*	20,998	85,042
Intuitive Machines, Inc.*	35,456	117,005
Kratos Defense & Security Solutions, Inc.*	180,620	3,614,206
Leonardo DRS, Inc.*	76,696	1,956,515
Mercury Systems, Inc.*	66,498	1,794,781
Moog, Inc., Class A	34,881	5,835,591
National Presto Industries, Inc.	6,399	480,757
Park Aerospace Corp.	21,407	292,848
Redwire Corp. (x)*	27,203	195,045
Rocket Lab USA, Inc. (x)*	423,313	2,031,902
Terran Orbital Corp. (x)*	186,279	152,749
Triumph Group, Inc.*	78,952	1,216,650
V2X, Inc.*	15,046	721,606
Virgin Galactic Holdings, Inc. (x)*	24,392	205,625
VirTra, Inc.*	12,655	97,317

		31,930,762

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	62,413	865,668
Forward Air Corp. (x)	30,872	587,803
Hub Group, Inc., Class A	74,432	3,204,298
Radiant Logistics, Inc.*	41,187	234,354

		4,892,123

Building Products (1.3%)
American Woodmark Corp.*	19,345	1,520,517
Apogee Enterprises, Inc.	27,040	1,699,058
AZZ, Inc.	35,758	2,762,306
Caesarstone Ltd.*	22,179	110,895
CSW Industrials, Inc.	18,711	4,964,216
Gibraltar Industries, Inc.*	37,306	2,557,326
Griffon Corp.	47,357	3,024,218
Insteel Industries, Inc.	22,773	705,052
Janus International Group, Inc.*	171,794	2,169,758
JELD-WEN Holding, Inc.*	104,988	1,414,188
Masterbrand, Inc.*	154,241	2,264,258
Quanex Building Products Corp. (x)	40,332	1,115,180
Resideo Technologies, Inc.*	178,370	3,488,917
Tecnoglass, Inc.	27,294	1,369,613
UFP Industries, Inc.	73,643	8,248,016
Zurn Elkay Water Solutions Corp.	176,948	5,202,271

		42,615,789

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	77,231	3,905,572
ACCO Brands Corp.	114,816	539,635
ACV Auctions, Inc., Class A*	179,830	3,281,898
Aris Water Solutions, Inc., Class A	33,579	526,183
Bridger Aerospace Group Holdings, Inc.*	7,566	28,297
BrightView Holdings, Inc.*	54,832	729,266

Brink’s Co. (The)	54,665	5,597,696
Casella Waste Systems, Inc., Class A*	69,152	6,861,261
CECO Environmental Corp.*	35,699	1,029,916
Cimpress plc*	22,066	1,933,202
CompX International, Inc.	1,414	34,883
CoreCivic, Inc.*	134,730	1,748,795
Deluxe Corp.	55,090	1,237,321
Driven Brands Holdings, Inc.*	72,529	923,294
Ennis, Inc.	30,129	659,524
Enviri Corp.*	96,457	832,424
GEO Group, Inc. (The)*	152,028	2,183,122
Healthcare Services Group, Inc.*	89,607	948,042
HNI Corp.	57,778	2,601,166
Interface, Inc., Class A	70,506	1,035,028
LanzaTech Global, Inc. (x)*	129,307	239,218
Li-Cycle Holdings Corp.*	2,027	13,236
Liquidity Services, Inc.*	26,523	529,930
Matthews International Corp., Class A	36,507	914,500
MillerKnoll, Inc.	87,528	2,318,617
Montrose Environmental Group, Inc.*	38,716	1,725,185
NL Industries, Inc.	8,051	48,548
OPENLANE, Inc.*	132,293	2,194,741
Perma-Fix Environmental Services, Inc.*	14,588	147,776
Pitney Bowes, Inc.	191,189	971,240
Quad/Graphics, Inc.	34,881	190,102
Quest Resource Holding Corp.*	17,758	156,270
Steelcase, Inc., Class A	113,929	1,476,520
UniFirst Corp.	18,357	3,148,776
Viad Corp.*	25,154	855,236
Virco Mfg. Corp.	12,536	174,752
VSE Corp.	16,769	1,480,367

		53,221,539

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	39,246	1,130,677
Arcosa, Inc.	58,906	4,913,349
Argan, Inc.	14,995	1,097,034
Bowman Consulting Group Ltd., Class A (x)*	15,930	506,415
Centuri Holdings, Inc.*	16,277	317,076
Concrete Pumping Holdings, Inc.*	29,164	175,276
Construction Partners, Inc., Class A*	52,274	2,886,048
Dycom Industries, Inc.*	34,534	5,827,958
Fluor Corp.*	207,657	9,043,462
Granite Construction, Inc.	53,803	3,334,172
Great Lakes Dredge & Dock Corp.*	79,875	701,302
IES Holdings, Inc.*	10,146	1,413,642
Limbach Holdings, Inc.*	12,418	706,957
Matrix Service Co.*	31,963	317,393
MYR Group, Inc.*	20,221	2,744,192
Northwest Pipe Co.*	10,943	371,734
Orion Group Holdings, Inc.*	36,912	351,033
Primoris Services Corp.	65,341	3,259,862
Southland Holdings, Inc. (x)*	7,787	35,664
Sterling Infrastructure, Inc.*	36,771	4,351,480
Tutor Perini Corp.*	52,965	1,153,578

		44,638,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (1.4%)
Allient, Inc.	17,264	$436,261
American Superconductor Corp.*	41,397	968,276
Amprius Technologies, Inc. (x)*	5,637	7,159
Array Technologies, Inc.*	185,483	1,903,056
Atkore, Inc.	44,668	6,027,053
Blink Charging Co. (x)*	117,383	321,629
Bloom Energy Corp., Class A (x)*	241,770	2,959,265
ChargePoint Holdings, Inc.*	469,950	709,625
Dragonfly Energy Holdings Corp.*	1,753	1,483
Encore Wire Corp.	17,274	5,006,523
Energy Vault Holdings, Inc. (x)*	112,807	107,122
EnerSys	48,588	5,029,830
Enovix Corp. (x)*	180,516	2,790,777
Fluence Energy, Inc., Class A (x)*	74,076	1,284,478
Freyr Battery, Inc.*	132,279	224,874
FuelCell Energy, Inc. (x)*	531,357	339,431
GrafTech International Ltd. (x)*	311,482	302,138
LSI Industries, Inc.	34,597	500,619
Net Power, Inc.*	24,720	242,998
NEXTracker, Inc., Class A*	141,646	6,640,364
NuScale Power Corp., Class A (x)*	94,278	1,102,110
Plug Power, Inc.*	766,875	1,786,819
Powell Industries, Inc.	11,365	1,629,741
Preformed Line Products Co.	2,797	348,338
SES AI Corp. (x)*	159,320	199,150
Shoals Technologies Group, Inc., Class A*	208,327	1,299,960
SKYX Platforms Corp.*	14,136	13,429
Stem, Inc. (x)*	185,760	206,194
SunPower Corp. (x)*	102,597	303,687
Sunrun, Inc.*	265,371	3,147,300
Thermon Group Holdings, Inc.*	40,453	1,244,334
TPI Composites, Inc.*	58,504	233,431
Ultralife Corp.*	11,412	121,195
Vicor Corp.*	27,214	902,416

		48,341,065

Ground Transportation (0.4%)
ArcBest Corp.	28,683	3,071,376
Covenant Logistics Group, Inc., Class A	9,970	491,421
FTAI Infrastructure, Inc.	122,633	1,058,323
Heartland Express, Inc.	56,344	694,721
Hertz Global Holdings, Inc.*	149,928	529,246
Marten Transport Ltd.	69,691	1,285,799
PAM Transportation Services, Inc.*	6,775	117,682
RXO, Inc.*	141,695	3,705,324
Universal Logistics Holdings, Inc.	7,967	323,380
Werner Enterprises, Inc.	77,313	2,770,125

		14,047,397

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	31,811	649,581

Machinery (3.4%)
374Water, Inc. (x)*	67,201	80,641
3D Systems Corp.*	159,304	489,063
Alamo Group, Inc.	12,449	2,153,677
Albany International Corp., Class A	37,941	3,204,117
Astec Industries, Inc.	27,780	823,955
Atmus Filtration Technologies, Inc.*	101,610	2,924,336

Barnes Group, Inc.	56,422	2,336,435
Blue Bird Corp.*	39,090	2,104,997
Chart Industries, Inc. (x)*	51,311	7,406,230
Columbus McKinnon Corp.	34,715	1,199,056
Commercial Vehicle Group, Inc.*	38,091	186,646
Douglas Dynamics, Inc.	27,520	643,968
Eastern Co. (The)	5,561	141,639
Energy Recovery, Inc.*	68,647	912,319
Enerpac Tool Group Corp., Class A	66,100	2,523,698
Enpro, Inc.	25,548	3,719,022
ESCO Technologies, Inc.	31,307	3,288,487
Federal Signal Corp.	72,844	6,094,857
Franklin Electric Co., Inc.	54,381	5,237,978
Gencor Industries, Inc.*	12,254	236,992
Gorman-Rupp Co. (The)	25,238	926,487
Graham Corp.*	11,875	334,400
Greenbrier Cos., Inc. (The)	37,506	1,858,422
Helios Technologies, Inc.	40,392	1,928,718
Hillenbrand, Inc.	85,483	3,421,030
Hillman Solutions Corp.*	237,204	2,099,255
Hyliion Holdings Corp. (x)*	161,829	262,163
Hyster-Yale, Inc.	13,985	975,174
John Bean Technologies Corp.	38,525	3,658,719
Kadant, Inc.	14,236	4,182,252
Kennametal, Inc.	97,790	2,301,977
L B Foster Co., Class A*	10,693	230,113
Lindsay Corp.	13,220	1,624,474
Luxfer Holdings plc	32,639	378,286
Manitowoc Co., Inc. (The)*	42,625	491,466
Mayville Engineering Co., Inc.*	14,995	249,817
Microvast Holdings, Inc.*	24,416	11,136
Miller Industries, Inc.	13,386	736,498
Mueller Industries, Inc.	135,786	7,731,655
Mueller Water Products, Inc., Class A	189,084	3,388,385
NN, Inc.*	53,662	160,986
Omega Flex, Inc.	3,834	196,608
Park-Ohio Holdings Corp.	10,244	265,217
Proto Labs, Inc.*	31,250	965,313
REV Group, Inc.	62,791	1,562,868
Shyft Group, Inc. (The)	41,740	495,036
SPX Technologies, Inc.*	54,699	7,774,916
Standex International Corp.	14,115	2,274,632
Taylor Devices, Inc.*	2,577	115,913
Tennant Co.	23,047	2,268,747
Terex Corp.	81,078	4,446,318
Titan International, Inc.*	61,699	457,190
Trinity Industries, Inc.	99,637	2,981,139
Twin Disc, Inc.	11,989	141,230
Velo3D, Inc.*	196	651
Wabash National Corp.	54,751	1,195,762
Watts Water Technologies, Inc., Class A	33,197	6,087,334

		113,888,400

Marine Transportation (0.3%)
Costamare, Inc.	52,923	869,525
Genco Shipping & Trading Ltd.	52,173	1,111,807
Golden Ocean Group Ltd. (x)	148,747	2,052,709
Himalaya Shipping Ltd.	33,890	310,432
Matson, Inc.	41,383	5,419,931
Pangaea Logistics Solutions Ltd.	38,569	301,995
Safe Bulkers, Inc.	76,612	445,882

		10,512,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Passenger Airlines (0.4%)
Allegiant Travel Co.	18,999	$954,320
Blade Air Mobility, Inc.*	69,831	243,012
Frontier Group Holdings, Inc. (x)*	51,929	256,010
Hawaiian Holdings, Inc.*	62,148	772,500
JetBlue Airways Corp.*	375,158	2,284,712
Joby Aviation, Inc. (x)*	488,564	2,491,676
SkyWest, Inc.*	48,311	3,964,884
Spirit Airlines, Inc. (x)	134,642	492,790
Sun Country Airlines Holdings, Inc.*	49,437	620,929
Wheels Up Experience, Inc.*	103,805	196,191

		12,277,024

Professional Services (2.1%)
Alight, Inc., Class A*	577,610	4,262,762
Asure Software, Inc.*	30,320	254,688
Barrett Business Services, Inc.	31,082	1,018,557
BlackSky Technology, Inc., Class A (x)*	148,305	158,686
CBIZ, Inc.*	58,308	4,320,623
Conduent, Inc.*	202,293	659,475
CRA International, Inc.	8,148	1,403,249
CSG Systems International, Inc.	36,538	1,504,269
DLH Holdings Corp.*	8,206	86,655
ExlService Holdings, Inc.*	190,586	5,976,777
Exponent, Inc.	61,251	5,826,195
First Advantage Corp. (x)	63,488	1,020,252
FiscalNote Holdings, Inc. (x)*	77,195	112,705
Forrester Research, Inc.*	13,950	238,266
Franklin Covey Co.*	13,380	508,440
Heidrick & Struggles International, Inc.	24,789	782,837
HireQuest, Inc. (x)	5,706	70,469
Huron Consulting Group, Inc.*	21,648	2,132,328
IBEX Holdings Ltd.*	10,229	165,505
ICF International, Inc.	22,733	3,374,941
Innodata, Inc. (x)*	33,229	492,786
Insperity, Inc.	43,683	3,984,326
Kelly Services, Inc., Class A	38,990	834,776
Kforce, Inc.	22,639	1,406,561
Korn Ferry	63,585	4,269,097
Legalzoom.com, Inc.*	167,334	1,403,932
Maximus, Inc.	73,995	6,341,372
Mistras Group, Inc.*	22,331	185,124
NV5 Global, Inc.*	17,247	1,603,454
Planet Labs PBC*	209,339	389,371
Resources Connection, Inc.	39,412	435,108
Spire Global, Inc.*	26,554	287,845
Sterling Check Corp.*	40,466	598,897
TriNet Group, Inc.	39,517	3,951,700
TrueBlue, Inc.*	38,847	400,124
TTEC Holdings, Inc.	22,848	134,346
Upwork, Inc.*	151,668	1,630,431
Verra Mobility Corp., Class A*	202,694	5,513,277
Willdan Group, Inc.*	15,403	444,377
WNS Holdings Ltd.*	56,315	2,956,538

		71,141,121

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.	32,386	260,383
Applied Industrial Technologies, Inc.	46,771	9,073,574
Beacon Roofing Supply, Inc.*	77,512	7,014,836
BlueLinx Holdings, Inc.*	10,509	978,283

Boise Cascade Co.	48,254	5,752,842
Custom Truck One Source, Inc. (x)*	65,275	283,946
Distribution Solutions Group, Inc. (x)*	12,828	384,840
DNOW, Inc.*	131,255	1,802,131
DXP Enterprises, Inc.*	15,302	701,444
EVI Industries, Inc. (x)	4,651	87,997
FTAI Aviation Ltd.	121,314	12,523,244
GATX Corp.	43,067	5,700,348
Global Industrial Co.	16,520	518,067
GMS, Inc.*	49,132	3,960,531
H&E Equipment Services, Inc.	39,381	1,739,459
Herc Holdings, Inc.	34,362	4,580,111
Hudson Technologies, Inc.*	53,827	473,139
Karat Packaging, Inc.	8,705	257,494
McGrath RentCorp	29,548	3,148,339
MRC Global, Inc.*	103,395	1,334,830
Rush Enterprises, Inc., Class A	74,107	3,102,860
Rush Enterprises, Inc., Class B	10,384	407,468
Titan Machinery, Inc.*	25,525	405,848
Transcat, Inc.*	10,409	1,245,749
Willis Lease Finance Corp.	3,424	237,283
Xometry, Inc., Class A (x)*	51,452	594,785

		66,569,831

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	12,300	113,775

Total Industrials		514,838,992

Information Technology (11.8%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.	96,664	508,453
Applied Optoelectronics, Inc.*	45,181	374,551
Aviat Networks, Inc.*	13,391	384,188
Calix, Inc.*	71,566	2,535,583
Cambium Networks Corp.*	1,293	3,607
Clearfield, Inc. (x)*	15,147	584,068
CommScope Holding Co., Inc.*	268,921	330,773
Digi International, Inc.*	43,506	997,593
DZS, Inc.*	2,356	2,757
Extreme Networks, Inc.*	152,997	2,057,810
Harmonic, Inc.*	134,257	1,580,205
Infinera Corp.*	242,594	1,477,397
NETGEAR, Inc.*	33,573	513,667
NetScout Systems, Inc.*	85,286	1,559,881
Ribbon Communications, Inc.*	110,603	363,884
Viasat, Inc.*	147,312	1,870,862
Viavi Solutions, Inc.*	267,274	1,836,172

		16,981,451

Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.*	30,619	157,688
Advanced Energy Industries, Inc.	45,370	4,934,441
Aeva Technologies, Inc. (x)*	31,627	79,700
Arlo Technologies, Inc.*	115,620	1,507,685
Badger Meter, Inc.	35,637	6,640,955
Bel Fuse, Inc., Class A	1,692	136,900
Bel Fuse, Inc., Class B	13,011	848,837
Belden, Inc.	49,285	4,622,933
Benchmark Electronics, Inc.	43,700	1,724,402
Climb Global Solutions, Inc.	4,834	303,624
CTS Corp.	36,883	1,867,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Daktronics, Inc.*	44,166	$616,116
ePlus, Inc.*	32,437	2,389,958
Evolv Technologies Holdings, Inc. (x)*	157,741	402,240
Fabrinet*	44,302	10,844,687
FARO Technologies, Inc.*	21,830	349,280
Insight Enterprises, Inc.*	33,972	6,738,686
Iteris, Inc.*	49,661	215,032
Itron, Inc.*	55,880	5,529,885
Kimball Electronics, Inc.*	29,210	642,036
Knowles Corp.*	107,119	1,848,874
Lightwave Logic, Inc. (x)*	145,593	435,323
Methode Electronics, Inc.	41,934	434,017
MicroVision, Inc. (x)*	250,407	265,431
Mirion Technologies, Inc., Class A*	243,027	2,610,110
Napco Security Technologies, Inc.	42,714	2,218,992
nLight, Inc.*	55,896	610,943
Novanta, Inc.*	43,426	7,083,215
OSI Systems, Inc.*	19,604	2,695,942
Ouster, Inc.*	52,511	516,183
PAR Technology Corp. (x)*	40,915	1,926,687
PC Connection, Inc.	14,296	917,803
Plexus Corp.*	33,079	3,413,091
Powerfleet, Inc.*	110,101	503,162
Richardson Electronics Ltd.	13,267	157,745
Rogers Corp.*	22,765	2,745,687
Sanmina Corp.*	66,720	4,420,200
ScanSource, Inc.*	31,079	1,377,110
SmartRent, Inc., Class A*	233,664	558,457
TTM Technologies, Inc.*	122,722	2,384,488
Vishay Intertechnology, Inc.	153,787	3,429,450
Vishay Precision Group, Inc.*	14,257	433,983

		91,539,364

IT Services (0.7%)
Applied Digital Corp. (x)*	120,071	714,422
ASGN, Inc.*	55,677	4,909,041
Backblaze, Inc., Class A*	48,444	298,415
BigBear.ai Holdings, Inc. (x)*	124,645	188,214
BigCommerce Holdings, Inc.*	86,291	695,505
Core Scientific, Inc.*	216,506	2,013,506
Couchbase, Inc.*	47,695	870,911
DigitalOcean Holdings, Inc.*	80,041	2,781,425
Fastly, Inc., Class A*	157,655	1,161,917
Grid Dynamics Holdings, Inc.*	70,503	740,987
Hackett Group, Inc. (The)	29,677	644,584
Information Services Group, Inc.	48,821	143,534
Perficient, Inc.*	42,252	3,160,027
Rackspace Technology, Inc. (x)*	84,519	251,867
Squarespace, Inc., Class A*	73,831	3,221,247
Thoughtworks Holding, Inc.*	123,401	350,459
Tucows, Inc., Class A (x)*	10,118	195,480
Unisys Corp.*	83,056	343,021

		22,684,562

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A*	61,936	1,428,244
Aehr Test Systems (x)*	32,121	358,792
Alpha & Omega Semiconductor Ltd.*	28,250	1,055,703
Ambarella, Inc.*	46,190	2,491,951
Axcelis Technologies, Inc.*	39,531	5,620,913
CEVA, Inc.*	28,105	542,145

Cohu, Inc.*	56,276	1,862,736
Credo Technology Group Holding Ltd.*	154,561	4,936,678
Diodes, Inc.*	55,293	3,977,225
Everspin Technologies, Inc.*	21,100	126,389
FormFactor, Inc.*	94,016	5,690,788
GCT Semiconductor Holding, Inc.*	7,566	39,419
Ichor Holdings Ltd.*	39,755	1,532,555
Impinj, Inc.*	27,486	4,308,980
indie Semiconductor, Inc., Class A (x)*	198,628	1,225,535
Kulicke & Soffa Industries, Inc.	67,028	3,297,107
MaxLinear, Inc., Class A*	96,086	1,935,172
Navitas Semiconductor Corp., Class A*	152,577	599,628
NVE Corp.	5,546	414,231
PDF Solutions, Inc.*	37,689	1,371,126
Photronics, Inc.*	74,973	1,849,584
Power Integrations, Inc.	68,429	4,803,032
QuickLogic Corp.*	16,254	168,879
Rambus, Inc.*	132,094	7,761,843
Rigetti Computing, Inc.*	165,961	177,578
Semtech Corp.*	78,813	2,354,932
Silicon Laboratories, Inc.*	38,598	4,270,097
SiTime Corp.*	22,348	2,779,644
SkyWater Technology, Inc. (x)*	32,623	249,566
SMART Global Holdings, Inc.*	62,699	1,433,926
Synaptics, Inc.*	47,431	4,183,414
Ultra Clean Holdings, Inc.*	53,933	2,642,717
Veeco Instruments, Inc.*	67,463	3,151,197

		78,641,726

Software (5.4%)
8x8, Inc.*	138,918	308,398
A10 Networks, Inc.	86,405	1,196,709
ACI Worldwide, Inc.*	129,186	5,114,474
Adeia, Inc.	133,233	1,490,211
Agilysys, Inc.*	26,860	2,797,200
Alarm.com Holdings, Inc.*	58,816	3,737,169
Alkami Technology, Inc.*	54,549	1,553,556
Altair Engineering, Inc., Class A (x)*	69,609	6,827,251
American Software, Inc., Class A	39,699	362,452
Amplitude, Inc., Class A*	93,814	834,945
Appian Corp., Class A*	49,425	1,525,255
Arteris, Inc.*	32,653	245,224
Asana, Inc., Class A*	98,349	1,375,903
AudioEye, Inc.*	8,655	152,415
Aurora Innovation, Inc., Class A (x)*	1,020,528	2,826,863
AvePoint, Inc.*	157,314	1,639,212
Bit Digital, Inc. (x)*	143,086	455,013
Blackbaud, Inc.*	50,069	3,813,756
BlackLine, Inc.*	70,274	3,404,775
Blend Labs, Inc., Class A*	279,116	658,714
Box, Inc., Class A*	171,040	4,522,298
Braze, Inc., Class A*	64,158	2,491,897
C3.ai, Inc., Class A (x)*	100,612	2,913,724
Cerence, Inc. (x)*	45,943	130,019
Cipher Mining, Inc.*	210,380	873,077
Cleanspark, Inc. (x)*	269,665	4,301,157
Clear Secure, Inc., Class A	107,024	2,002,419
Clearwater Analytics Holdings, Inc., Class A*	169,474	3,138,658
CommVault Systems, Inc.*	53,001	6,443,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Consensus Cloud Solutions, Inc.*	22,321	$383,475
CS Disco, Inc.*	36,151	215,460
Daily Journal Corp.*	1,660	654,837
Dave, Inc.*	9,576	290,153
Digimarc Corp. (x)*	18,554	575,360
Digital Turbine, Inc.*	111,248	184,672
Domo, Inc., Class B (x)*	41,828	322,912
D-Wave Quantum, Inc.*	105,558	120,336
E2open Parent Holdings, Inc.*	209,039	938,585
eGain Corp.*	24,598	155,213
Enfusion, Inc., Class A*	58,758	500,618
Envestnet, Inc.*	55,960	3,502,536
Everbridge, Inc.*	50,963	1,783,195
EverCommerce, Inc. (x)*	25,767	282,922
Freshworks, Inc., Class A*	248,047	3,147,716
Hut 8 Corp.*	97,532	1,462,005
iLearningEngines Holdings, Inc.*	30,435	276,350
Instructure Holdings, Inc. (x)*	26,688	624,766
Intapp, Inc.*	47,793	1,752,569
InterDigital, Inc. (x)	30,771	3,586,668
Jamf Holding Corp.*	90,634	1,495,461
Kaltura, Inc.*	115,721	138,865
LiveRamp Holdings, Inc.*	79,688	2,465,547
Marathon Digital Holdings, Inc. (x)*	332,471	6,599,549
Matterport, Inc.*	319,459	1,427,982
MeridianLink, Inc.*	33,149	708,063
Mitek Systems, Inc.*	56,349	629,982
N-able, Inc.*	86,907	1,323,594
NCR Voyix Corp.*	176,770	2,183,109
NextNav, Inc. (x)*	90,694	735,528
Olo, Inc., Class A*	128,778	569,199
ON24, Inc.*	35,370	212,574
OneSpan, Inc.*	45,648	585,207
Ooma, Inc.*	28,867	286,649
Pagaya Technologies Ltd., Class A*	49,170	627,409
PagerDuty, Inc.*	108,736	2,493,316
Porch Group, Inc.*	92,032	138,968
PowerSchool Holdings, Inc., Class A*	72,587	1,625,223
Prairie Operating Co.*	4,220	45,787
Progress Software Corp.	52,559	2,851,851
PROS Holdings, Inc.*	56,114	1,607,666
Q2 Holdings, Inc.*	71,978	4,342,433
Qualys, Inc.*	45,080	6,428,408
Rapid7, Inc.*	75,417	3,260,277
Red Violet, Inc.*	13,102	332,791
Rekor Systems, Inc.*	83,844	129,958
ReposiTrak, Inc.	13,518	206,690
Rimini Street, Inc.*	62,434	191,672
Riot Platforms, Inc. (x)*	330,408	3,019,929
Roadzen, Inc.*	14,643	32,507
Sapiens International Corp. NV	37,586	1,275,293
SEMrush Holdings, Inc., Class A*	44,698	598,506
SolarWinds Corp.	67,604	814,628
SoundHound AI, Inc., Class A (x)*	346,408	1,368,312
SoundThinking, Inc.*	11,012	134,126
Sprinklr, Inc., Class A*	125,672	1,208,965
Sprout Social, Inc., Class A*	60,169	2,146,830
SPS Commerce, Inc.*	45,181	8,501,257
Telos Corp.*	66,492	267,298
Tenable Holdings, Inc.*	143,637	6,259,700
Terawulf, Inc. (x)*	280,518	1,248,305
Varonis Systems, Inc.*	134,763	6,464,581

Verint Systems, Inc.*	75,450	2,429,490
Vertex, Inc., Class A*	66,012	2,379,733
Viant Technology, Inc., Class A*	19,681	194,251
Weave Communications, Inc.*	47,998	432,942
WM Technology, Inc.*	91,551	95,213
Workiva, Inc., Class A*	61,565	4,493,629
Xperi, Inc.*	55,650	456,886
Yext, Inc.*	128,762	688,877
Zeta Global Holdings Corp., Class A*	200,462	3,538,154
Zuora, Inc., Class A*	159,452	1,583,358

		181,172,952

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A (x)	19,146	130,193
Corsair Gaming, Inc.*	55,520	612,941
CPI Card Group, Inc.*	6,011	163,800
Diebold Nixdorf, Inc.*	30,707	1,181,605
Eastman Kodak Co.*	73,975	397,985
Immersion Corp.	36,399	342,514
IonQ, Inc. (x)*	241,689	1,699,074
Turtle Beach Corp.*	21,783	312,368
Xerox Holdings Corp.	142,280	1,653,294

		6,493,774

Total Information Technology		397,513,829

Materials (4.0%)
Chemicals (1.8%)
AdvanSix, Inc.	31,594	724,134
American Vanguard Corp.	30,429	261,689
Arcadium Lithium plc (x)*	1,316,523	4,423,517
Arq, Inc.*	29,110	176,698
ASP Isotopes, Inc.*	48,274	147,718
Aspen Aerogels, Inc.*	70,910	1,691,204
Avient Corp.	110,797	4,836,289
Balchem Corp.	38,949	5,996,199
Cabot Corp.	65,979	6,062,810
Core Molding Technologies, Inc.*	8,505	135,570
Ecovyst, Inc.*	140,235	1,257,908
Hawkins, Inc.	23,489	2,137,499
HB Fuller Co.	66,454	5,114,300
Ingevity Corp.*	44,323	1,937,358
Innospec, Inc.	30,140	3,725,003
Intrepid Potash, Inc.*	13,423	314,501
Koppers Holdings, Inc.	25,008	925,046
Kronos Worldwide, Inc.	27,241	341,875
LSB Industries, Inc.*	64,844	530,424
Mativ Holdings, Inc.	65,616	1,112,847
Minerals Technologies, Inc.	39,292	3,267,523
Northern Technologies International Corp.	8,536	141,356
Origin Materials, Inc.*	12,729	11,473
Orion SA	70,081	1,537,577
Perimeter Solutions SA*	164,027	1,284,331
PureCycle Technologies, Inc. (x)*	150,002	888,012
Quaker Chemical Corp.	17,076	2,897,797
Rayonier Advanced Materials, Inc.*	80,118	435,842
Sensient Technologies Corp.	51,050	3,787,400
Stepan Co.	25,944	2,178,258
Trinseo plc	3,482	8,043
Tronox Holdings plc	145,746	2,286,755
Valhi, Inc. (x)	3,234	57,662

		60,634,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Construction Materials (0.3%)
Knife River Corp.*	69,232	$4,855,932
Smith-Midland Corp.*	5,133	142,133
Summit Materials, Inc., Class A*	147,701	5,407,334
United States Lime & Minerals, Inc.	2,547	927,566

		11,332,965

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	172,603	586,850
Greif, Inc., Class A	30,810	1,770,651
Greif, Inc., Class B	5,889	368,003
Myers Industries, Inc.	44,582	596,507
O-I Glass, Inc.*	189,800	2,112,474
Pactiv Evergreen, Inc.	50,303	569,430
Ranpak Holdings Corp., Class A*	54,023	347,368
TriMas Corp.	49,174	1,256,888

		7,608,171

Metals & Mining (1.6%)
5E Advanced Materials, Inc.*	11,168	13,513
Alpha Metallurgical Resources, Inc.	13,374	3,751,808
Arch Resources, Inc.	21,385	3,255,439
Caledonia Mining Corp. plc (x)	18,310	177,973
Carpenter Technology Corp.	57,885	6,343,038
Century Aluminum Co.*	64,756	1,084,663
Coeur Mining, Inc.*	480,876	2,702,523
Commercial Metals Co.	140,820	7,743,692
Compass Minerals International, Inc.	42,203	435,957
Constellium SE*	158,331	2,984,539
Contango ORE, Inc. (x)*	9,054	163,606
Critical Metals Corp.*	6,989	78,766
Dakota Gold Corp.*	77,904	198,655
Haynes International, Inc.	15,292	897,640
Hecla Mining Co.	701,939	3,404,404
i-80 Gold Corp.*	303,768	328,070
Ivanhoe Electric, Inc. (x)*	101,287	950,072
Kaiser Aluminum Corp.	19,573	1,720,467
Lifezone Metals Ltd.*	31,255	240,038
Materion Corp.	25,034	2,706,926
Metallus, Inc.*	52,420	1,062,553
Metals Acquisition Ltd., Class A*	61,765	845,563
Novagold Resources, Inc.*	295,547	1,022,593
Olympic Steel, Inc.	13,505	605,429
Perpetua Resources Corp.*	49,513	257,468
Piedmont Lithium, Inc. (x)*	20,645	206,037
Radius Recycling, Inc.	32,775	500,474
Ramaco Resources, Inc., Class A (x)	32,504	404,675
Ramaco Resources, Inc., Class B	5,732	62,249
Ryerson Holding Corp.	35,681	695,780
SSR Mining, Inc.	246,043	1,109,654
SunCoke Energy, Inc.	102,507	1,004,569
Tredegar Corp.*	30,697	147,039
Universal Stainless & Alloy Products, Inc.*	10,333	282,918
Warrior Met Coal, Inc.	62,987	3,953,694
Worthington Steel, Inc.	39,694	1,324,192

		52,666,676

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	19,870	963,099
Glatfelter Corp.*	13,414	18,645
Sylvamo Corp.	42,945	2,946,027

		3,927,771

Total Materials		136,170,201

Real Estate (5.4%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	93,278	1,581,995
Alpine Income Property Trust, Inc. (REIT)	14,322	222,850
American Assets Trust, Inc. (REIT)	59,781	1,337,899
Armada Hoffler Properties, Inc. (REIT)	82,273	912,408
Broadstone Net Lease, Inc. (REIT)	231,500	3,673,905
CTO Realty Growth, Inc. (REIT)	28,243	493,123
Empire State Realty Trust, Inc. (REIT), Class A	165,283	1,550,354
Essential Properties Realty Trust, Inc. (REIT)	213,204	5,907,883
Gladstone Commercial Corp. (REIT)	49,860	711,502
Global Net Lease, Inc. (REIT) (x)	246,543	1,812,091
NexPoint Diversified Real Estate Trust (REIT)	43,374	239,858
One Liberty Properties, Inc. (REIT)	20,523	481,880

		18,925,748

Health Care REITs (0.5%)
American Healthcare REIT, Inc. (REIT)	79,731	1,164,870
CareTrust REIT, Inc. (REIT)	165,817	4,162,007
Community Healthcare Trust, Inc. (REIT)	32,998	771,823
Diversified Healthcare Trust (REIT)	264,093	805,484
Global Medical REIT, Inc. (REIT)	76,741	696,808
LTC Properties, Inc. (REIT)	53,227	1,836,332
National Health Investors, Inc. (REIT)	51,480	3,486,740
Sabra Health Care REIT, Inc. (REIT)	284,283	4,377,958
Strawberry Fields REIT, Inc. (REIT)	4,296	49,017
Universal Health Realty Income Trust (REIT)	16,013	626,749

		17,977,788

Hotel & Resort REITs (0.7%)
Apple Hospitality REIT, Inc. (REIT)	282,127	4,102,127
Braemar Hotels & Resorts, Inc. (REIT)	80,243	204,620
Chatham Lodging Trust (REIT)	61,677	525,488
DiamondRock Hospitality Co. (REIT)	261,150	2,206,717
Pebblebrook Hotel Trust (REIT)	145,257	1,997,284
RLJ Lodging Trust (REIT)	190,087	1,830,538
Ryman Hospitality Properties, Inc. (REIT)	71,719	7,161,859
Service Properties Trust (REIT)	204,363	1,050,426
Summit Hotel Properties, Inc. (REIT)	127,971	766,546
Sunstone Hotel Investors, Inc. (REIT)	252,262	2,638,660
Xenia Hotels & Resorts, Inc. (REIT)	126,964	1,819,394

		24,303,659

Industrial REITs (0.5%)
Industrial Logistics Properties Trust (REIT)	77,515	285,255
Innovative Industrial Properties, Inc. (REIT)	34,549	3,773,442
LXP Industrial Trust (REIT)	356,583	3,252,037
Plymouth Industrial REIT, Inc. (REIT)	51,641	1,104,085
Terreno Realty Corp. (REIT)	115,858	6,856,476

		15,271,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	206,508	$925,156
City Office REIT, Inc. (REIT)	51,847	258,198
COPT Defense Properties (REIT)	138,891	3,476,442
Douglas Emmett, Inc. (REIT)	102,953	1,370,304
Easterly Government Properties, Inc. (REIT), Class A	119,855	1,482,606
Equity Commonwealth (REIT)*	128,744	2,497,633
Franklin Street Properties Corp. (REIT)	114,683	175,465
Hudson Pacific Properties, Inc. (REIT)	166,742	802,029
JBG SMITH Properties (REIT)	104,825	1,596,485
NET Lease Office Properties (REIT)	18,127	446,287
Orion Office REIT, Inc. (REIT)	67,166	241,126
Paramount Group, Inc. (REIT)	228,165	1,056,404
Peakstone Realty Trust (REIT) (x)	45,033	477,350
Piedmont Office Realty Trust, Inc. (REIT), Class A	153,696	1,114,296
Postal Realty Trust, Inc. (REIT), Class A	23,772	316,881
SL Green Realty Corp. (REIT) (x)	80,744	4,573,340

		20,810,002

Real Estate Management & Development (0.6%)
American Realty Investors, Inc. (x)*	1,937	27,505
Anywhere Real Estate, Inc.*	122,846	406,620
Compass, Inc., Class A*	445,294	1,603,058
Cushman & Wakefield plc*	188,369	1,959,038
DigitalBridge Group, Inc.	194,532	2,665,088
eXp World Holdings, Inc. (x)	99,435	1,122,124
Forestar Group, Inc.*	23,272	744,471
FRP Holdings, Inc.*	15,026	428,542
Kennedy-Wilson Holdings, Inc.	138,290	1,344,179
Marcus & Millichap, Inc.	29,485	929,367
Maui Land & Pineapple Co., Inc.*	8,767	193,312
Newmark Group, Inc., Class A	170,114	1,740,266
Offerpad Solutions, Inc.*	11,035	48,775
Opendoor Technologies, Inc.*	756,316	1,391,621
RE/MAX Holdings, Inc., Class A	23,232	188,179
Real Brokerage, Inc. (The)*	114,820	466,169
Redfin Corp. (x)*	143,447	862,117
RMR Group, Inc. (The), Class A	19,686	444,904
St Joe Co. (The)	43,949	2,404,010
Star Holdings*	15,912	191,899
Stratus Properties, Inc.*	6,484	163,527
Tejon Ranch Co.*	24,548	418,789
Transcontinental Realty Investors, Inc.*	1,627	45,117

		19,788,677

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	175,817	1,457,523
BRT Apartments Corp. (REIT)	14,012	244,790
Centerspace (REIT)	18,212	1,231,677
Clipper Realty, Inc. (REIT)	13,165	47,526
Elme Communities (REIT)	108,170	1,723,148
Independence Realty Trust, Inc. (REIT)	275,980	5,171,865
NexPoint Residential Trust, Inc. (REIT)	27,917	1,103,001
UMH Properties, Inc. (REIT)	77,923	1,245,989
Veris Residential, Inc. (REIT)	96,492	1,447,380

		13,672,899

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	125,833	2,254,927
Alexander’s, Inc. (REIT)	2,663	598,802
CBL & Associates Properties, Inc. (REIT) (x)	30,930	723,143
Getty Realty Corp. (REIT)	61,060	1,627,860
InvenTrust Properties Corp. (REIT)	84,374	2,089,100
Kite Realty Group Trust (REIT)	264,777	5,925,709
Macerich Co. (The) (REIT)	265,893	4,105,388
NETSTREIT Corp. (REIT) (x)	89,631	1,443,059
Phillips Edison & Co., Inc. (REIT)	149,442	4,888,248
Retail Opportunity Investments Corp. (REIT)	154,036	1,914,668
Saul Centers, Inc. (REIT)	13,885	510,552
SITE Centers Corp. (REIT)	235,406	3,413,387
Tanger, Inc. (REIT)	130,954	3,550,163
Urban Edge Properties (REIT)	148,409	2,741,114
Whitestone REIT (REIT)	61,161	814,053

		36,600,173

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	53,436	616,117
Four Corners Property Trust, Inc. (REIT)	114,483	2,824,296
Gladstone Land Corp. (REIT)	40,825	558,894
Outfront Media, Inc. (REIT)	181,062	2,589,187
PotlatchDeltic Corp. (REIT)	97,532	3,841,785
Safehold, Inc. (REIT)	64,672	1,247,523
Uniti Group, Inc. (REIT)	291,716	851,811

		12,529,613

Total Real Estate		179,879,854

Utilities (2.4%)
Electric Utilities (0.7%)
ALLETE, Inc.	71,201	4,439,382
Genie Energy Ltd., Class B	16,274	237,926
Hawaiian Electric Industries, Inc.	135,351	1,220,866
MGE Energy, Inc.	44,272	3,308,004
Otter Tail Corp.	50,226	4,399,295
PNM Resources, Inc.	109,506	4,047,342
Portland General Electric Co.	123,986	5,361,155

		23,013,970

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A	145,857	4,909,547
Chesapeake Utilities Corp.	26,760	2,841,912
New Jersey Resources Corp.	119,482	5,106,661
Northwest Natural Holding Co.	46,367	1,674,312
ONE Gas, Inc.	68,731	4,388,474
RGC Resources, Inc.	8,957	183,171
Southwest Gas Holdings, Inc.	74,167	5,219,873
Spire, Inc.	66,100	4,014,253

		28,338,203

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	90,977	356,630
Montauk Renewables, Inc.*	80,237	457,351
Ormat Technologies, Inc.	65,491	4,695,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Sunnova Energy International, Inc. (x)*	131,558	$734,093

		6,243,779

Multi-Utilities (0.4%)
Avista Corp.	95,175	3,294,007
Black Hills Corp.	84,238	4,580,862
Northwestern Energy Group, Inc.	75,854	3,798,768
Unitil Corp.	18,950	981,421

		12,655,058

Water Utilities (0.3%)
American States Water Co.	45,211	3,280,962
Cadiz, Inc.*	49,945	154,330
California Water Service Group	70,323	3,409,962
Consolidated Water Co. Ltd.	18,302	485,735
Global Water Resources, Inc.	13,097	158,474
Middlesex Water Co.	21,364	1,116,483
Pure Cycle Corp.*	22,979	219,450
SJW Group	39,269	2,129,165
York Water Co. (The)	16,400	608,276

		11,562,837

Total Utilities		81,813,847

Total Common Stocks (88.9%) (Cost $2,425,354,200)		2,988,999,983

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	23,102	—
Chinook Therapeutics, Inc., CVR *	68,139	27,256
Icosavax, Inc., CVR *	31,364	9,409
Inhibrx, Inc., CVR (r)*	38,335	18,615

Total Rights (0.0%)† (Cost $45,838)		55,280

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Danimer Scientific, Inc., expiring 7/15/25* (Cost $—)	36,173	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.4%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	12,000,000	12,000,000

Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 5.19% (7 day yield) (xx)	10,100,000	10,100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	15,978,421	15,978,421
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	239,607,619	239,655,541
Morgan Stanley Institutional Liquidity Fund—Government Portfolio 5.22% (7 day yield) (xx)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.25% (7 day yield) (xx)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 5.21% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		313,733,962

Total Short-Term Investments (9.4%) (Cost $313,714,785)		313,733,962

Total Investments in Securities (98.3%) (Cost $2,739,114,823)		3,302,789,225
Other Assets Less Liabilities (1.7%)		58,595,096

Net Assets (100%)		$3,361,384,321

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $1,086,251 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $125,349,953. This was collateralized by $56,525,493 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $74,078,421 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3,773	9/2024	USD	389,562,250	3,734,400

					3,734,400

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$73,704,441	$—		$—		$73,704,441
Consumer Discretionary	297,906,082	—		—	(b)	297,906,082
Consumer Staples	82,399,039	—		—		82,399,039
Energy	197,692,712	—		—		197,692,712
Financials	512,641,581	—		—		512,641,581
Health Care	514,339,834	—		99,571		514,439,405
Industrials	514,838,992	—		—		514,838,992
Information Technology	397,513,829	—		—		397,513,829
Materials	136,170,201	—		—		136,170,201
Real Estate	179,879,854	—		—		179,879,854
Utilities	81,813,847	—		—		81,813,847
Futures	3,734,400	—		—		3,734,400
Rights
Health Care	—	36,665		18,615		55,280
Short-Term Investments
Investment Companies	313,733,962	—		—		313,733,962
Warrants
Materials	—	—	(b)	—		—	(b)

Total Assets	$3,306,368,774	$36,665		$118,186		$3,306,523,625

Total Liabilities	$—	$—		$—		$—

Total	$3,306,368,774	$36,665		$118,186		$3,306,523,625

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $27,256 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:
	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$3,734,400	*

Total		$3,734,400

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$14,743,670	$14,743,670

Total	$14,743,670	$14,743,670

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(20,624,916)	$(20,624,916)

Total	$(20,624,916)	$(20,624,916)

^	The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$311,923,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$474,315,557
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$460,946,436

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 12%)*	Net Proceeds of Sales and Redemptions (affiliated 27%)*	Net Realized Gain (Loss)
$ 54,884,243	$124,003,688	$69,353,807

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,044,925,829
Aggregate gross unrealized depreciation	(509,123,990)

Net unrealized appreciation	$535,801,839

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,770,721,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $2,739,114,823)	$3,302,789,225
Cash	158,448,568
Cash held as collateral at broker for futures	26,207,600
Receivable for securities sold	291,493,092
Dividends, interest and other receivables	3,381,868
Due from broker for futures variation margin	943,272
Securities lending income receivable	180,484
Receivable for Portfolio shares sold	104,366
Other assets	35,417

Total assets	3,783,583,892

LIABILITIES
Payable for securities purchased	345,302,740
Payable for return of collateral on securities loaned	74,078,421
Investment management fees payable	1,168,589
Payable for Portfolio shares repurchased	1,075,781
Administrative fees payable	335,125
Distribution fees payable – Class IB	83,674
Accrued expenses	155,241

Total liabilities	422,199,571

Commitments and contingent liabilities^
NET ASSETS	$3,361,384,321

Net assets were comprised of:
Paid in capital	$2,692,411,445
Total distributable earnings (loss)	668,972,876

Net assets	$3,361,384,321

Class IB
Net asset value, offering and redemption price per share, $409,435,146 / 21,109,270 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.40

Class K
Net asset value, offering and redemption price per share, $2,951,949,175 / 150,410,372 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.63

(x)	Includes value of securities on loan of $125,349,953.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $45,577 foreign withholding tax)	$24,650,328
Interest	4,671,315
Securities lending (net)	1,515,948

Total income	30,837,591

EXPENSES
Investment management fees	6,949,929
Administrative fees	1,996,595
Distribution fees – Class IB	518,556
Printing and mailing expenses	145,092
Professional fees	82,004
Custodian fees	74,640
Trustees’ fees	52,186
Miscellaneous	37,678

Total expenses	9,856,680

NET INVESTMENT INCOME (LOSS)	20,980,911

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	122,844,496
Futures contracts	14,743,670

Net realized gain (loss)	137,588,166

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,009,589) of change in unrealized appreciation (depreciation) from affiliates)	(95,686,543)
Futures contracts	(20,624,916)

Net change in unrealized appreciation (depreciation)	(116,311,459)

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,276,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,257,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,980,911	$35,023,729
Net realized gain (loss)	137,588,166	127,070,587
Net change in unrealized appreciation (depreciation)	(116,311,459)	319,882,271

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,257,618	481,976,587

Distributions to shareholders:
Class IB	—	(8,876,712)
Class K	—	(63,931,569)

Total distributions to shareholders	—	(72,808,281)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 259,388 and 746,777 shares, respectively ]	4,964,367	13,164,181
Capital shares issued in reinvestment of dividends and distributions [ 0 and 470,022 shares, respectively ]	—	8,876,712
Capital shares repurchased [ (1,666,707) and (3,101,782) shares, respectively ]	(31,906,961)	(55,020,845)

Total Class IB transactions	(26,942,594)	(32,979,952)

Class K
Capital shares sold [ 14,055,324 and 9,007,737 shares, respectively ]	274,631,915	158,219,444
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,350,064 shares, respectively ]	—	63,931,569
Capital shares repurchased [ (11,042,072) and (28,076,677) shares, respectively ]	(211,684,437)	(504,363,240)

Total Class K transactions	62,947,478	(282,212,227)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,004,884	(315,192,179)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,262,502	93,976,127
NET ASSETS:
Beginning of period	3,283,121,819	3,189,145,692

End of period	$3,361,384,321	$3,283,121,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021		2020	2019
Net asset value, beginning of period	$19.15		$16.86	$22.34	$23.34		$20.63	$17.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.16	0.12	0.06	(aa)	0.10	0.15
Net realized and unrealized gain (loss)	0.14		2.53	(5.11)	3.11		3.82	4.09

Total from investment operations	0.25		2.69	(4.99)	3.17		3.92	4.24

Less distributions:
Dividends from net investment income	—		(0.23)	(0.14)	(0.10)		(0.15)	(0.17)
Distributions from net realized gains	—		(0.17)	(0.35)	(4.07)		(1.06)	(0.87)

Total dividends and distributions	—		(0.40)	(0.49)	(4.17)		(1.21)	(1.04)

Net asset value, end of period	$19.40		$19.15	$16.86	$22.34		$23.34	$20.63

Total return (b)	1.31%		15.99%	(22.40)%	13.92%		19.31%	24.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$409,435		$431,108	$411,368	$581,771		$593,742	$556,136
Ratio of expenses to average net assets (a)(f)	0.84%		0.84%	0.83%	0.82	%(g)	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (a)(f)	1.11%		0.91%	0.67%	0.25	%(bb)	0.52%	0.75%
Portfolio turnover rate^	16	%(z)	11%	15%	19%		32%	18%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021		2020	2019
Net asset value, beginning of period	$19.35		$17.03	$22.56	$23.53		$20.78	$17.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.21	0.17	0.13	(aa)	0.15	0.20
Net realized and unrealized gain (loss)	0.15		2.55	(5.17)	3.13		3.86	4.13

Total from investment operations	0.28		2.76	(5.00)	3.26		4.01	4.33

Less distributions:
Dividends from net investment income	—		(0.27)	(0.18)	(0.16)		(0.20)	(0.22)
Distributions from net realized gains	—		(0.17)	(0.35)	(4.07)		(1.06)	(0.87)

Total dividends and distributions	—		(0.44)	(0.53)	(4.23)		(1.26)	(1.09)

Net asset value, end of period	$19.63		$19.35	$17.03	$22.56		$23.53	$20.78

Total return (b)	1.45%		16.27%	(22.20)%	14.20%		19.59%	24.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,951,949		$2,852,014	$2,777,777	$3,830,106		$4,104,427	$3,313,780
Ratio of expenses to average net assets (a)(f)	0.59%		0.59%	0.58%	0.57	%(g)	0.58%	0.58%
Ratio of net investment income (loss) to average net assets (a)(f)	1.36%		1.15%	0.93%	0.50	%(bb)	0.77%	1.00%
Portfolio turnover rate^	16	%(z)	11%	15%	19%		32%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.05 and $0.11 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.8%)
Ampol Ltd.	23,978	$517,302
ANZ Group Holdings Ltd.	309,925	5,838,647
APA Group	131,058	698,556
Aristocrat Leisure Ltd.	61,519	2,042,117
ASX Ltd.	20,292	812,208
Aurizon Holdings Ltd.	179,766	437,715
BHP Group Ltd.	523,092	14,893,385
BlueScope Steel Ltd.	44,153	601,755
Brambles Ltd.	143,894	1,394,759
CAR Group Ltd.	38,606	907,831
Cochlear Ltd.	6,906	1,530,213
Coles Group Ltd.	143,725	1,632,818
Commonwealth Bank of Australia	172,823	14,685,669
Computershare Ltd.	54,846	963,722
Dexus (REIT)	116,718	504,550
Endeavour Group Ltd.	138,277	465,835
Fortescue Ltd.	174,395	2,490,816
Glencore plc	1,077,278	6,143,022
Goodman Group (REIT)	174,697	4,049,778
GPT Group (The) (REIT)	178,767	477,022
Insurance Australia Group Ltd.	245,738	1,170,473
Lottery Corp. Ltd. (The)	241,793	817,792
Macquarie Group Ltd.	37,700	5,147,886
Medibank Pvt Ltd.	287,889	716,349
Mineral Resources Ltd.	18,704	672,783
Mirvac Group (REIT)	397,355	495,691
National Australia Bank Ltd.	321,928	7,780,688
Northern Star Resources Ltd.	115,848	1,004,669
Orica Ltd.	51,538	614,388
Origin Energy Ltd.	179,584	1,301,033
Pilbara Minerals Ltd. (x)	287,086	587,951
Pro Medicus Ltd.	5,938	567,487
Qantas Airways Ltd.*	79,472	310,142
QBE Insurance Group Ltd.	155,990	1,809,620
Ramsay Health Care Ltd.	18,774	594,395
REA Group Ltd.	5,323	698,334
Reece Ltd.	21,243	356,689
Rio Tinto Ltd.	38,692	3,071,561
Rio Tinto plc	116,222	7,641,113
Santos Ltd.	342,286	1,749,077
Scentre Group (REIT)	539,352	1,122,581
SEEK Ltd.	38,005	541,543
Seven Group Holdings Ltd.	17,162	431,390
Sonic Healthcare Ltd.	45,765	802,935
South32 Ltd.	468,559	1,144,027
Stockland (REIT)	258,057	717,865
Suncorp Group Ltd.	131,648	1,528,988
Telstra Group Ltd.	438,336	1,058,539
Transurban Group	316,593	2,618,870
Treasury Wine Estates Ltd.	78,855	654,396
Vicinity Ltd. (REIT)	394,424	486,772
Washington H Soul Pattinson & Co. Ltd.	23,296	510,048
Wesfarmers Ltd.	116,619	5,070,778
Westpac Banking Corp.	361,360	6,564,152
WiseTech Global Ltd.	16,577	1,109,169
Woodside Energy Group Ltd. (ASE Stock Exchange)	151,214	2,845,682
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	901,787
Woolworths Group Ltd.	125,768	2,834,975

		129,140,338

Austria (0.2%)
Erste Group Bank AG	36,411	1,725,110
Mondi plc	43,702	838,876
OMV AG	14,592	635,406
Verbund AG	6,520	514,268
voestalpine AG	11,183	302,046

		4,015,706

Belgium (0.7%)
Ageas SA/NV (x)	15,946	728,862
Anheuser-Busch InBev SA/NV	92,902	5,384,583
D’ieteren Group	2,008	426,008
Elia Group SA/NV	3,444	322,546
Groupe Bruxelles Lambert NV (Swiss Stock exchange)	6,489	462,373
Groupe Bruxelles Lambert NV (Turquoise Stock Exchange)	2,438	174,022
KBC Group NV	25,730	1,815,910
Lotus Bakeries NV	45	464,096
Sofina SA	1,780	406,421
Syensqo SA	7,575	677,957
UCB SA	12,892	1,914,988
Umicore SA	19,748	296,722
Warehouses De Pauw CVA (REIT)	18,525	501,936

		13,576,424

Brazil (0.0%)†
Yara International ASA	17,381	500,739

Burkina Faso (0.0%)†
Endeavour Mining plc	16,398	349,486

Chile (0.1%)
Antofagasta plc	40,847	1,089,492

China (0.4%)
BOC Hong Kong Holdings Ltd.	391,500	1,205,726
Prosus NV	146,557	5,220,331
SITC International Holdings Co. Ltd.	107,000	290,483
Wharf Holdings Ltd. (The) (x)	110,095	309,460
Wilmar International Ltd.	214,500	490,376

		7,516,376

Denmark (3.6%)
AP Moller – Maersk A/S, Class A (x)	326	553,328
AP Moller – Maersk A/S, Class B	431	749,186
Carlsberg A/S, Class B	10,375	1,244,899
Coloplast A/S, Class B (x)	13,229	1,589,250
Danske Bank A/S	71,151	2,120,052
Demant A/S*	10,197	441,330
DSV A/S	17,692	2,710,746
Genmab A/S*	6,827	1,710,696
Novo Nordisk A/S, Class B	337,527	48,739,521
Novonesis (Novozymes) B	38,217	2,338,383
Orsted A/S (m)*	19,694	1,048,062
Pandora A/S	8,665	1,307,732
ROCKWOOL A/S, Class B	837	339,660
Tryg A/S	35,816	782,779
Vestas Wind Systems A/S*	105,957	2,453,448

		68,129,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Finland (0.9%)
Elisa OYJ	15,502	$711,224
Fortum OYJ	47,593	695,737
Kesko OYJ, Class B	29,519	518,143
Kone OYJ, Class B	35,488	1,751,691
Metso OYJ	70,077	741,784
Neste OYJ	45,320	806,902
Nokia OYJ	536,590	2,044,931
Nordea Bank Abp	327,405	3,897,301
Orion OYJ, Class B	11,938	509,610
Sampo OYJ, Class A	47,307	2,031,604
Stora Enso OYJ, Class R	55,736	761,352
UPM-Kymmene OYJ	53,703	1,876,081
Wartsila OYJ Abp	48,757	939,894

		17,286,254

France (8.6%)
Accor SA	18,655	765,179
Aeroports de Paris SA	3,476	422,890
Air Liquide SA	59,543	10,284,435
Airbus SE	61,181	8,403,825
Alstom SA (x)	37,652	633,077
Amundi SA (m)	6,565	423,605
Arkema SA	6,218	540,391
AXA SA	189,281	6,196,860
BioMerieux	4,520	429,612
BNP Paribas SA	106,577	6,794,673
Bollore SE	80,836	474,411
Bouygues SA	20,147	646,646
Bureau Veritas SA	30,593	847,266
Capgemini SE	15,935	3,169,080
Carrefour SA	58,734	830,296
Cie de Saint-Gobain SA	47,364	3,683,611
Cie Generale des Etablissements Michelin SCA	69,070	2,671,075
Covivio SA (REIT)	6,038	286,979
Credit Agricole SA	108,055	1,474,292
Danone SA	67,303	4,114,221
Dassault Aviation SA	1,926	349,825
Dassault Systemes SE	68,396	2,585,679
Edenred SE	25,991	1,096,980
Eiffage SA	7,709	708,031
Engie SA	188,779	2,695,975
EssilorLuxottica SA (Euronext Paris)	19,120	4,119,885
EssilorLuxottica SA (Italian Stock Exchange)	11,323	2,431,337
Eurazeo SE	4,772	379,971
Gecina SA (REIT)	4,388	403,907
Getlink SE	36,426	602,711
Hermes International SCA	3,268	7,489,710
Ipsen SA	3,511	430,532
Kering SA	7,725	2,800,441
Klepierre SA (REIT)	20,548	549,707
La Francaise des Jeux SAEM (m)	10,954	373,052
Legrand SA	26,857	2,664,558
L’Oreal SA	24,833	10,905,239
LVMH Moet Hennessy Louis Vuitton SE	28,496	21,777,496
Orange SA	194,191	1,945,341
Pernod Ricard SA	21,326	2,893,711
Publicis Groupe SA	23,770	2,529,865
Remy Cointreau SA	2,513	209,652
Renault SA	20,575	1,054,145
Rexel SA	23,657	612,105
Safran SA	35,274	7,457,119
Sartorius Stedim Biotech	2,826	463,963
SEB SA	2,255	230,873
Societe Generale SA	74,508	1,749,092
Sodexo SA	9,063	815,306
Teleperformance SE	6,019	633,904
Thales SA	9,922	1,588,582
TotalEnergies SE	224,049	14,955,789
Unibail-Rodamco-Westfield (REIT)	11,685	920,033
Veolia Environnement SA	71,514	2,138,335
Vinci SA	51,636	5,440,372
Vivendi SE	72,033	752,614

		161,848,261

Germany (7.7%)
adidas AG	16,586	3,961,099
Allianz SE (Registered)	40,425	11,234,573
BASF SE	91,821	4,443,299
Bayer AG (Registered)	102,430	2,893,818
Bayerische Motoren Werke AG	33,428	3,163,979
Bayerische Motoren Werke AG (Preference) (q)	5,731	506,046
Bechtle AG	7,646	359,802
Beiersdorf AG	10,254	1,499,527
Brenntag SE	13,305	897,116
Carl Zeiss Meditec AG	4,428	311,323
Commerzbank AG	105,843	1,607,906
Continental AG	11,524	652,872
Covestro AG (m)*	19,902	1,168,010
CTS Eventim AG & Co. KGaA	6,451	538,188
Daimler Truck Holding AG	54,907	2,185,695
Deutsche Bank AG (Registered)	203,151	3,243,452
Deutsche Boerse AG	19,417	3,973,855
Deutsche Lufthansa AG (Registered) (x)	62,613	382,886
Deutsche Post AG	101,373	4,102,687
Deutsche Telekom AG (Registered)	334,490	8,411,054
Dr Ing hc F Porsche AG (Preference) (q)§	12,277	914,053
E.ON SE	228,072	2,993,329
Evonik Industries AG	24,597	501,818
Fresenius Medical Care AG	20,537	786,509
Fresenius SE & Co. KGaA*	42,698	1,274,881
GEA Group AG	16,791	699,512
Hannover Rueck SE	6,410	1,624,896
Heidelberg Materials AG	14,484	1,501,837
Henkel AG & Co. KGaA	11,005	865,667
Henkel AG & Co. KGaA (Preference) (q)	17,100	1,524,028
Infineon Technologies AG	134,043	4,924,598
Knorr-Bremse AG	7,904	603,539
LEG Immobilien SE	7,516	613,837
Mercedes-Benz Group AG	82,805	5,726,069
Merck KGaA	13,714	2,272,815
MTU Aero Engines AG	5,494	1,405,051
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,083	7,043,382
Nemetschek SE	5,978	588,036
Porsche Automobil Holding SE (Preference) (q)	16,326	738,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Puma SE	11,249	$516,460
Rational AG	466	388,021
Rheinmetall AG	4,495	2,289,982
RWE AG	64,414	2,204,044
SAP SE	107,764	21,872,476
Sartorius AG (Preference) (q)	2,702	633,722
Scout24 SE (m)	7,188	548,097
Siemens AG (Registered)	78,432	14,591,916
Siemens Energy AG*	61,978	1,613,584
Siemens Healthineers AG (m)	29,554	1,702,816
Symrise AG, Class A	14,077	1,723,160
Talanx AG	6,122	488,776
Volkswagen AG	3,175	381,170
Volkswagen AG (Preference) (q)	21,204	2,393,468
Vonovia SE	76,525	2,175,891
Zalando SE (m)*	23,247	544,982

		146,207,623

Hong Kong (1.5%)
AIA Group Ltd.	1,172,612	7,958,514
CK Asset Holdings Ltd.	209,152	783,411
CK Infrastructure Holdings Ltd.	68,000	384,016
CLP Holdings Ltd.	175,500	1,418,105
Futu Holdings Ltd. (ADR)*	6,388	419,085
Hang Seng Bank Ltd.	75,000	964,266
Henderson Land Development Co. Ltd.	159,025	426,630
HKT Trust & HKT Ltd.	362,013	406,097
Hong Kong & China Gas Co. Ltd.	1,115,722	848,680
Hong Kong Exchanges & Clearing Ltd.	122,858	3,936,339
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	123,000	373,920
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	1,938
Jardine Matheson Holdings Ltd.	15,400	546,700
Link REIT (REIT) (x)	272,080	1,057,443
MTR Corp. Ltd.	166,000	523,995
Power Assets Holdings Ltd.	133,500	722,287
Prudential plc	284,636	2,584,863
Sino Land Co. Ltd.	405,172	417,674
Sun Hung Kai Properties Ltd.	146,000	1,262,932
Swire Pacific Ltd., Class A	45,000	397,616
Swire Properties Ltd.	138,800	221,112
Techtronic Industries Co. Ltd.	144,500	1,650,572
WH Group Ltd. (m)	796,603	524,333
Wharf Real Estate Investment Co. Ltd.	186,900	495,429

		28,325,957

Ireland (0.4%)
AerCap Holdings NV	21,252	1,980,687
AIB Group plc	169,401	895,489
Bank of Ireland Group plc	105,428	1,102,887
Kerry Group plc, Class A	16,303	1,320,826
Kingspan Group plc	16,562	1,410,097
Smurfit Kappa Group plc	26,569	1,183,689

		7,893,675

Israel (0.6%)
Azrieli Group Ltd.	4,926	288,215
Bank Hapoalim BM	132,628	1,169,607
Bank Leumi Le-Israel BM	154,133	1,252,749
Check Point Software Technologies Ltd.*	9,820	1,620,300
Elbit Systems Ltd.	2,632	458,921
Global-e Online Ltd.*	9,898	359,000
ICL Group Ltd.	81,138	350,355
Israel Discount Bank Ltd., Class A	134,713	670,141
Mizrahi Tefahot Bank Ltd.	16,868	569,829
Nice Ltd.*	6,544	1,067,393
Teva Pharmaceutical Industries Ltd. (ADR)*	112,815	1,833,244
Wix.com Ltd.*	5,891	937,081

		10,576,835

Italy (2.2%)
Amplifon SpA	12,997	462,672
Assicurazioni Generali SpA	105,474	2,630,777
Banco BPM SpA	130,685	841,702
Coca-Cola HBC AG	22,005	750,490
Davide Campari-Milano NV	60,150	568,421
DiaSorin SpA	1,954	194,741
Enel SpA	837,999	5,828,073
Eni SpA	230,168	3,538,238
Ferrari NV	12,987	5,294,938
FinecoBank Banca Fineco SpA	61,745	920,471
Infrastrutture Wireless Italiane SpA (m)	36,130	377,261
Intesa Sanpaolo SpA	1,507,558	5,603,996
Leonardo SpA	32,785	761,209
Mediobanca Banca di Credito Finanziario SpA	53,490	784,233
Moncler SpA	22,026	1,345,974
Nexi SpA (m)*	69,067	421,170
Poste Italiane SpA (m)(x)	47,177	600,986
Prysmian SpA	26,756	1,656,794
Recordati Industria Chimica e Farmaceutica SpA	11,564	603,124
Snam SpA	209,139	925,251
Telecom Italia SpA (x)*	1,086,535	260,070
Terna – Rete Elettrica Nazionale	149,445	1,155,227
UniCredit SpA	158,981	5,891,872

		41,417,690

Japan (20.6%)
Advantest Corp.	78,700	3,142,815
Aeon Co. Ltd.	68,800	1,470,590
AGC, Inc. (x)	20,100	650,386
Aisin Corp.	14,700	479,036
Ajinomoto Co., Inc.	46,500	1,630,347
ANA Holdings, Inc.	16,700	308,227
Asahi Group Holdings Ltd. (x)	49,700	1,753,046
Asahi Kasei Corp.	127,700	817,918
Asics Corp.	66,800	1,021,784
Astellas Pharma, Inc.	187,500	1,852,974
Bandai Namco Holdings, Inc.	62,600	1,221,729
Bridgestone Corp. (x)	59,300	2,330,130
Brother Industries Ltd.	22,000	387,109
Canon, Inc. (x)	103,900	2,811,738
Capcom Co. Ltd.	38,400	723,893
Central Japan Railway Co.	75,400	1,627,598
Chiba Bank Ltd. (The)	58,900	524,239
Chubu Electric Power Co., Inc.	65,700	776,280
Chugai Pharmaceutical Co. Ltd. (x)	67,900	2,412,309

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Concordia Financial Group Ltd.	112,600	$662,205
Dai Nippon Printing Co. Ltd.	19,600	659,303
Daifuku Co. Ltd.	32,000	598,670
Dai-ichi Life Holdings, Inc.	96,400	2,575,220
Daiichi Sankyo Co. Ltd.	190,800	6,550,930
Daikin Industries Ltd.	27,500	3,823,575
Daito Trust Construction Co. Ltd.	5,900	608,189
Daiwa House Industry Co. Ltd.	62,700	1,588,836
Daiwa Securities Group, Inc.	138,600	1,057,009
Denso Corp.	196,900	3,057,096
Dentsu Group, Inc. (x)	21,581	543,650
Disco Corp.	9,500	3,604,202
East Japan Railway Co.	92,127	1,525,716
Eisai Co. Ltd.	26,300	1,077,566
ENEOS Holdings, Inc.	290,190	1,490,901
FANUC Corp.	97,000	2,658,170
Fast Retailing Co. Ltd.	18,000	4,537,759
Fuji Electric Co. Ltd.	13,400	762,240
FUJIFILM Holdings Corp.	114,800	2,684,304
Fujitsu Ltd.	185,000	2,894,182
Hamamatsu Photonics KK	15,500	415,029
Hankyu Hanshin Holdings, Inc.	23,900	634,897
Hikari Tsushin, Inc.	1,900	353,866
Hitachi Construction Machinery Co. Ltd.	12,300	329,346
Hitachi Ltd.	478,500	10,709,668
Honda Motor Co. Ltd.	476,000	5,088,694
Hoshizaki Corp.	11,000	348,822
Hoya Corp.	36,200	4,208,596
Hulic Co. Ltd. (x)	37,900	335,562
Ibiden Co. Ltd.	11,000	447,685
Idemitsu Kosan Co. Ltd.	99,385	643,356
Inpex Corp. (x)	98,100	1,443,239
Isuzu Motors Ltd.	63,000	834,440
ITOCHU Corp.	122,400	5,975,074
Japan Airlines Co. Ltd.	16,538	260,934
Japan Exchange Group, Inc.	52,600	1,226,647
Japan Post Bank Co. Ltd.	152,500	1,440,262
Japan Post Holdings Co. Ltd.	213,500	2,116,555
Japan Post Insurance Co. Ltd.	20,500	397,666
Japan Real Estate Investment Corp. (REIT)	132	416,782
Japan Tobacco, Inc. (x)	122,200	3,302,415
JFE Holdings, Inc.	62,000	892,293
Kajima Corp.	44,600	771,054
Kansai Electric Power Co., Inc. (The)	71,700	1,204,136
Kao Corp. (x)	47,700	1,934,208
Kawasaki Kisen Kaisha Ltd.	40,200	584,673
KDDI Corp.	153,300	4,053,317
Keisei Electric Railway Co. Ltd.	14,300	460,046
Keyence Corp.	20,040	8,787,507
Kikkoman Corp.	69,500	804,980
Kintetsu Group Holdings Co. Ltd. (x)	20,300	441,858
Kirin Holdings Co. Ltd. (x)	78,300	1,008,863
Kobe Bussan Co. Ltd.	16,600	369,783
Koito Manufacturing Co. Ltd.	22,400	308,942
Komatsu Ltd.	95,300	2,766,774
Konami Group Corp.	9,900	712,549
Kubota Corp. (x)	102,500	1,433,433
Kyocera Corp.	132,400	1,523,641
Kyowa Kirin Co. Ltd. (x)	29,700	507,183
Lasertec Corp. (x)	8,300	1,861,812
LY Corp.	281,400	680,194
M3, Inc.	47,900	456,552
Makita Corp.	23,800	646,738
Marubeni Corp.	150,300	2,779,649
MatsukiyoCocokara & Co.	35,400	508,260
Mazda Motor Corp.	60,600	586,075
McDonald’s Holdings Co. Japan Ltd. (x)	8,376	330,063
Meiji Holdings Co. Ltd.	26,044	561,543
Minebea Mitsumi, Inc.	37,200	761,850
Mitsubishi Chemical Group Corp.	138,800	770,478
Mitsubishi Corp.	345,600	6,762,066
Mitsubishi Electric Corp.	201,300	3,212,367
Mitsubishi Estate Co. Ltd.	116,100	1,818,460
Mitsubishi HC Capital, Inc.	87,200	575,588
Mitsubishi Heavy Industries Ltd.	330,790	3,542,490
Mitsubishi UFJ Financial Group, Inc.	1,145,900	12,314,383
Mitsui & Co. Ltd.	267,200	6,063,442
Mitsui Chemicals, Inc.	16,500	455,342
Mitsui Fudosan Co. Ltd.	280,200	2,557,485
Mitsui OSK Lines Ltd.	34,900	1,045,113
Mizuho Financial Group, Inc.	248,043	5,177,005
MonotaRO Co. Ltd. (x)	25,500	299,711
MS&AD Insurance Group Holdings, Inc.	132,540	2,945,059
Murata Manufacturing Co. Ltd.	180,800	3,733,095
NEC Corp.	25,200	2,074,548
Nexon Co. Ltd. (x)	34,600	639,785
Nidec Corp.	42,900	1,915,821
Nintendo Co. Ltd.	106,900	5,684,855
Nippon Building Fund, Inc. (REIT) (x)	165	577,382
Nippon Express Holdings, Inc. (x)	8,200	377,917
Nippon Paint Holdings Co. Ltd. (x)	93,800	610,991
Nippon Prologis REIT, Inc. (REIT)	259	404,059
Nippon Sanso Holdings Corp.	18,000	532,426
Nippon Steel Corp.	86,308	1,824,436
Nippon Telegraph & Telephone Corp.	3,115,800	2,939,763
Nippon Yusen KK	47,100	1,370,640
Nissan Chemical Corp.	13,100	415,008
Nissan Motor Co. Ltd.	233,600	792,605
Nissin Foods Holdings Co. Ltd.	20,400	517,576
Nitori Holdings Co. Ltd.	8,000	844,801
Nitto Denko Corp.	15,100	1,192,871
Nomura Holdings, Inc.	311,600	1,785,662
Nomura Real Estate Holdings, Inc.	10,000	250,544
Nomura Real Estate Master Fund, Inc. (REIT) (x)	454	402,671
Nomura Research Institute Ltd.	40,898	1,149,231
NTT Data Group Corp.	64,900	952,786
Obayashi Corp.	63,000	748,685
Obic Co. Ltd.	7,200	928,137
Olympus Corp.	122,000	1,966,604
Omron Corp.	19,000	652,937
Ono Pharmaceutical Co. Ltd.	38,800	529,705
Oracle Corp.	3,400	234,570
Oriental Land Co. Ltd.	111,200	3,097,759
ORIX Corp.	119,800	2,644,848
Osaka Gas Co. Ltd.	39,000	858,829
Otsuka Corp.	21,400	411,134
Otsuka Holdings Co. Ltd.	43,300	1,821,996
Pan Pacific International Holdings Corp.	39,700	928,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Panasonic Holdings Corp.	225,600	$1,846,698
Rakuten Group, Inc.*	146,900	757,737
Recruit Holdings Co. Ltd.	153,500	8,211,663
Renesas Electronics Corp.	152,500	2,852,088
Resona Holdings, Inc.	226,405	1,497,968
Ricoh Co. Ltd.	58,500	500,135
Rohm Co. Ltd. (x)	32,300	431,630
SBI Holdings, Inc.	24,920	629,931
SCREEN Holdings Co. Ltd.	8,500	766,051
SCSK Corp.	18,600	371,445
Secom Co. Ltd.	21,200	1,251,392
Seiko Epson Corp.	30,100	467,524
Sekisui Chemical Co. Ltd.	40,800	564,490
Sekisui House Ltd.	62,300	1,379,669
Seven & i Holdings Co. Ltd.	229,700	2,798,260
SG Holdings Co. Ltd.	35,900	330,796
Shimadzu Corp.	22,800	570,390
Shimano, Inc.	7,700	1,189,052
Shin-Etsu Chemical Co. Ltd.	185,900	7,207,683
Shionogi & Co. Ltd.	25,000	975,356
Shiseido Co. Ltd.	40,100	1,143,507
Shizuoka Financial Group, Inc.	52,600	504,782
SMC Corp.	5,800	2,752,017
SoftBank Corp.	301,700	3,683,819
SoftBank Group Corp.	105,700	6,825,925
Sompo Holdings, Inc.	91,075	1,944,450
Sony Group Corp.	130,200	11,038,150
Subaru Corp.	60,200	1,275,915
SUMCO Corp. (x)	34,400	495,079
Sumitomo Corp.	109,100	2,723,940
Sumitomo Electric Industries Ltd.	75,900	1,180,557
Sumitomo Metal Mining Co. Ltd.	26,999	818,579
Sumitomo Mitsui Financial Group, Inc.	131,097	8,738,985
Sumitomo Mitsui Trust Holdings, Inc.	66,536	1,517,727
Sumitomo Realty & Development Co. Ltd.	29,900	877,357
Suntory Beverage & Food Ltd. (x)	13,200	468,223
Suzuki Motor Corp.	154,800	1,780,936
Sysmex Corp.	50,400	811,650
T&D Holdings, Inc.	51,800	904,222
Taisei Corp.	17,600	650,989
Takeda Pharmaceutical Co. Ltd.	162,263	4,207,603
TDK Corp.	40,500	2,483,265
Terumo Corp.	136,000	2,242,576
TIS, Inc.	20,700	401,160
Toho Co. Ltd.	11,200	327,458
Tokio Marine Holdings, Inc.	194,300	7,251,983
Tokyo Electric Power Co. Holdings, Inc.*	164,300	884,559
Tokyo Electron Ltd.	48,700	10,563,926
Tokyo Gas Co. Ltd.	38,700	831,055
Tokyu Corp.	54,800	603,553
TOPPAN Holdings, Inc.	23,700	653,006
Toray Industries, Inc.	153,600	726,996
TOTO Ltd.	13,900	328,126
Toyota Industries Corp.	15,500	1,306,840
Toyota Motor Corp.	1,094,450	22,380,139
Toyota Tsusho Corp.	67,200	1,308,163
Trend Micro, Inc.	14,700	596,716
Unicharm Corp.	41,700	1,339,200
West Japan Railway Co.	46,200	860,022
Yakult Honsha Co. Ltd.	24,100	430,876
Yamaha Motor Co. Ltd. (x)	90,300	835,706
Yamato Holdings Co. Ltd.	28,000	307,775
Yaskawa Electric Corp.	24,400	876,119
Yokogawa Electric Corp.	22,600	546,423
Zensho Holdings Co. Ltd. (x)	10,200	389,894
ZOZO, Inc. (x)	14,300	358,011

		388,699,741

Jordan (0.0%)†
Hikma Pharmaceuticals plc	17,586	420,378

Luxembourg (0.1%)
ArcelorMittal SA	53,470	1,223,725
Eurofins Scientific SE	14,097	702,774

		1,926,499

Macau (0.1%)
Galaxy Entertainment Group Ltd.	234,000	1,090,735
Sands China Ltd.*	266,400	555,380

		1,646,115

Netherlands (4.5%)
ABN AMRO Bank NV (CVA) (m)	43,692	718,256
Adyen NV (m)*	2,278	2,715,790
Aegon Ltd.	152,279	940,664
Akzo Nobel NV	17,616	1,071,203
Argenx SE (Brussels Stock Exchange)*	5,794	2,535,397
Argenx SE (Vienna Stock Exchange)*	244	106,458
ASM International NV	4,927	3,755,863
ASML Holding NV	41,311	42,658,152
ASR Nederland NV	15,496	738,663
BE Semiconductor Industries NV	7,772	1,299,703
Euronext NV (m)	9,287	860,321
EXOR NV	10,091	1,055,840
Heineken Holding NV	12,555	990,281
Heineken NV	30,218	2,922,286
IMCD NV	5,703	789,716
ING Groep NV	342,204	5,849,808
JDE Peet’s NV	10,624	211,627
Koninklijke Ahold Delhaize NV	97,433	2,878,903
Koninklijke KPN NV	408,105	1,564,675
Koninklijke Philips NV*	82,870	2,093,604
NN Group NV	26,970	1,254,989
OCI NV	9,365	228,571
Randstad NV	11,764	533,301
Universal Music Group NV	84,814	2,523,300
Wolters Kluwer NV	25,414	4,213,211

		84,510,582

New Zealand (0.2%)
Auckland International Airport Ltd.	133,903	622,305
Fisher & Paykel Healthcare Corp. Ltd.	58,682	1,075,156
Mercury NZ Ltd.	64,627	258,427
Meridian Energy Ltd.	149,621	573,234
Spark New Zealand Ltd.	194,516	492,875
Xero Ltd.*	14,779	1,344,777

		4,366,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Norway (0.5%)
Aker BP ASA	31,201	$795,440
DNB Bank ASA	96,183	1,889,068
Equinor ASA	92,071	2,621,053
Gjensidige Forsikring ASA	18,661	333,476
Kongsberg Gruppen ASA	8,763	714,040
Mowi ASA	45,702	760,630
Norsk Hydro ASA	137,654	857,356
Orkla ASA	78,262	635,874
Salmar ASA	7,336	386,141
Telenor ASA	66,075	753,145

		9,746,223

Poland (0.0%)†
InPost SA*	20,677	364,491

Portugal (0.2%)
EDP – Energias de Portugal SA	312,032	1,169,263
Galp Energia SGPS SA	47,658	1,006,496
Jeronimo Martins SGPS SA	31,578	617,187

		2,792,946

Singapore (1.4%)
CapitaLand Ascendas REIT (REIT)	385,966	728,667
CapitaLand Integrated Commercial Trust (REIT)	550,805	804,273
CapitaLand Investment Ltd.	242,800	476,289
DBS Group Holdings Ltd.	209,110	5,519,209
Genting Singapore Ltd.	600,241	382,897
Grab Holdings Ltd., Class A*	191,566	680,059
Keppel Ltd.	149,100	711,414
Oversea-Chinese Banking Corp. Ltd.	349,406	3,718,236
Sea Ltd. (ADR)*	37,383	2,669,894
Sembcorp Industries Ltd.	97,900	347,271
Singapore Airlines Ltd.	145,200	738,849
Singapore Exchange Ltd.	83,800	585,858
Singapore Technologies Engineering Ltd.	178,900	571,266
Singapore Telecommunications Ltd.	846,600	1,716,925
STMicroelectronics NV	71,710	2,831,152
United Overseas Bank Ltd.	132,675	3,065,419

		25,547,678

South Africa (0.2%)
Anglo American plc	131,466	4,157,978

South Korea (0.0%)†
Delivery Hero SE (m)*	18,045	428,055

Spain (2.3%)
Acciona SA (x)	2,485	293,543
ACS Actividades de Construccion y Servicios SA	20,431	881,350
Aena SME SA (m)	7,661	1,542,455
Amadeus IT Group SA	45,694	3,040,882
Banco Bilbao Vizcaya Argentaria SA	602,473	6,034,083
Banco de Sabadell SA	562,099	1,083,865
Banco Santander SA	1,636,133	7,587,974
CaixaBank SA	393,453	2,082,824
Cellnex Telecom SA (m)	48,167	1,566,620
EDP Renovaveis SA	29,019	405,567
Endesa SA (x)	34,902	655,428
Grifols SA*	36,105	303,920
Iberdrola SA	597,661	7,754,388
Industria de Diseno Textil SA	112,381	5,579,631
Redeia Corp. SA (x)	44,182	772,209
Repsol SA (x)	124,221	1,960,263
Telefonica SA	512,848	2,174,969

		43,719,971

Sweden (2.9%)
Alfa Laval AB	29,801	1,304,901
Assa Abloy AB, Class B	105,163	2,972,623
Atlas Copco AB, Class A	275,464	5,177,132
Atlas Copco AB, Class B	160,513	2,591,924
Beijer Ref AB, Class B (x)	39,857	614,833
Boliden AB	28,802	921,479
Epiroc AB, Class A	66,638	1,329,742
Epiroc AB, Class B	43,088	787,853
EQT AB	38,750	1,145,061
Essity AB, Class B	63,059	1,614,701
Evolution AB (m)	19,362	2,016,761
Fastighets AB Balder, Class B*	62,734	429,828
Getinge AB, Class B	24,437	415,122
H & M Hennes & Mauritz AB, Class B	64,702	1,023,426
Hexagon AB, Class B	213,073	2,405,339
Holmen AB, Class B	9,014	354,811
Husqvarna AB, Class B	40,945	328,132
Industrivarden AB, Class A	11,793	401,222
Industrivarden AB, Class C	17,064	575,723
Indutrade AB	29,887	765,856
Investment AB Latour, Class B	12,639	341,285
Investor AB, Class B	177,570	4,861,856
L E Lundbergforetagen AB, Class B	6,766	334,502
Lifco AB, Class B	24,596	675,294
Nibe Industrier AB, Class B	154,395	654,638
Saab AB, Class B	31,736	763,532
Sagax AB, Class B	18,491	473,135
Sandvik AB	111,534	2,235,100
Securitas AB, Class B	52,381	519,906
Skandinaviska Enskilda Banken AB, Class A	160,230	2,365,883
Skanska AB, Class B	37,174	669,195
SKF AB, Class B	33,123	665,023
Svenska Cellulosa AB SCA, Class B	66,481	981,942
Svenska Handelsbanken AB, Class A	150,962	1,437,835
Swedbank AB, Class A	87,808	1,806,862
Swedish Orphan Biovitrum AB*	19,030	509,190
Tele2 AB, Class B	59,247	596,439
Telefonaktiebolaget LM Ericsson, Class B	303,543	1,884,435
Telia Co. AB	234,555	629,154
Trelleborg AB, Class B	22,258	866,044
Volvo AB, Class A	21,221	553,400
Volvo AB, Class B	164,224	4,200,502
Volvo Car AB, Class B*	74,215	229,563

		55,431,184

Switzerland (5.8%)
ABB Ltd. (Registered)	165,089	9,172,734
Adecco Group AG (Registered)	16,850	559,260
Alcon, Inc.	51,174	4,569,178
Avolta AG	9,041	351,195
Bachem Holding AG	3,890	356,982
Baloise Holding AG (Registered)	4,781	841,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Banque Cantonale Vaudoise (Registered)	2,868	$304,373
Barry Callebaut AG (Registered)	376	612,682
BKW AG	2,066	329,521
Chocoladefabriken Lindt & Spruengli AG	101	1,179,242
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	1,386,388
Cie Financiere Richemont SA (Registered)	55,478	8,660,236
Clariant AG (Registered)	24,093	379,181
DSM-Firmenich AG	19,101	2,160,176
EMS-Chemie Holding AG (Registered)	667	546,770
Geberit AG (Registered)	3,497	2,066,011
Givaudan SA (Registered)	963	4,566,064
Helvetia Holding AG (Registered)	3,636	491,707
Julius Baer Group Ltd.	20,683	1,155,642
Kuehne + Nagel International AG (Registered)	4,994	1,436,306
Logitech International SA (Registered)	17,246	1,668,454
Lonza Group AG (Registered)	7,638	4,169,041
Novartis AG (Registered)	203,766	21,811,093
Partners Group Holding AG	2,351	3,019,705
Sandoz Group AG	41,845	1,515,539
Schindler Holding AG	4,173	1,048,765
Schindler Holding AG (Registered)	2,528	630,277
SGS SA (Registered)	15,604	1,389,415
SIG Group AG	29,724	544,226
Sika AG (Registered)	15,643	4,478,134
Sonova Holding AG (Registered)	5,070	1,566,511
Straumann Holding AG (Registered)	11,698	1,449,148
Swatch Group AG (The) (x)	3,196	654,710
Swatch Group AG (The) (Registered)	6,356	259,631
Swiss Life Holding AG (Registered)	3,061	2,250,650
Swiss Prime Site AG (Registered)	7,865	745,838
Swisscom AG (Registered)	2,611	1,469,042
Temenos AG (Registered)	6,730	464,422
UBS Group AG (Registered)	339,422	9,992,445
VAT Group AG (m)	2,859	1,620,986
Zurich Insurance Group AG	15,104	8,054,234

		109,927,757

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (9.7%)
3i Group plc	100,449	3,893,133
Admiral Group plc	28,070	927,888
Ashtead Group plc	44,542	2,974,059
Associated British Foods plc	34,814	1,088,767
AstraZeneca plc	159,976	24,987,003
Auto Trader Group plc (m)	94,796	960,091
Aviva plc	276,923	1,668,378
BAE Systems plc	312,970	5,222,255
Barclays plc	1,584,963	4,185,420
Barratt Developments plc	98,801	589,751
Berkeley Group Holdings plc	11,236	651,653
British American Tobacco plc	207,692	6,379,806
BT Group plc	631,096	1,119,668
Bunzl plc	34,446	1,310,650
Burberry Group plc	36,450	404,459
Centrica plc	549,271	936,656
CK Hutchison Holdings Ltd.	272,652	1,305,816
Coca-Cola Europacific Partners plc	20,811	1,516,498
Compass Group plc	176,243	4,812,238
Croda International plc	13,298	663,659
DCC plc	10,568	740,089
Diageo plc	230,695	7,259,918
Entain plc	68,715	547,235
Flutter Entertainment plc*	17,994	3,290,240
Halma plc	40,696	1,392,070
Hargreaves Lansdown plc	32,162	460,226
HSBC Holdings plc	1,952,033	16,875,677
Imperial Brands plc	84,889	2,171,918
Informa plc	137,646	1,489,078
InterContinental Hotels Group plc	17,469	1,838,594
Intertek Group plc	16,223	983,129
J Sainsbury plc	184,512	594,766
JD Sports Fashion plc	289,119	436,743
Kingfisher plc	199,621	627,824
Land Securities Group plc (REIT)	78,087	611,507
Legal & General Group plc	636,386	1,826,114
Lloyds Banking Group plc	6,512,084	4,506,156
London Stock Exchange Group plc	47,067	5,592,755
M&G plc	223,370	576,018
Melrose Industries plc	135,340	946,775
National Grid plc	499,128	5,568,744
NatWest Group plc	676,481	2,666,325
Next plc	12,227	1,396,618
Pearson plc	62,442	782,067
Persimmon plc	30,386	519,316
Phoenix Group Holdings plc	75,978	500,868
Reckitt Benckiser Group plc	73,454	3,975,974
RELX plc (London Stock Exchange)	64,517	2,967,821
RELX plc (Turquoise Stock Exchange)	130,049	5,983,296
Rentokil Initial plc	271,582	1,583,331
Rolls-Royce Holdings plc*	883,097	5,099,363
Sage Group plc (The)	109,169	1,502,136
Schroders plc	78,548	361,226
Segro plc (REIT)	131,611	1,494,331
Severn Trent plc	27,358	823,081
Smith & Nephew plc	93,822	1,162,995
Smiths Group plc	38,310	825,692
Spirax Group plc	8,004	857,994
SSE plc	114,412	2,588,122
Standard Chartered plc	228,610	2,069,139
Taylor Wimpey plc	371,148	666,923
Tesco plc	718,017	2,777,395
Unilever plc	207,162	11,376,988
Unilever plc (London Stock Exchange)	50,880	2,794,591
United Utilities Group plc	70,431	874,827
Vodafone Group plc	2,383,768	2,102,093
Whitbread plc	18,509	696,067
Wise plc, Class A*	60,513	521,310
WPP plc	114,802	1,051,258

		183,954,571

United States (8.2%)
BP plc	1,766,485	10,611,281
CSL Ltd.	49,855	9,818,174
CyberArk Software Ltd.*	4,364	1,193,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Experian plc	96,252	$4,484,836
Ferrovial SE	52,960	2,056,577
GSK plc	424,674	8,210,821
Haleon plc	702,025	2,862,849
Holcim AG	53,532	4,743,968
James Hardie Industries plc (CHDI)*	45,289	1,429,041
Monday.com Ltd.*	3,794	913,443
Nestle SA (Registered)	275,543	28,129,338
QIAGEN NV*	22,425	925,819
Roche Holding AG	72,504	20,134,396
Roche Holding AG CHF 1	3,322	1,012,370
Sanofi SA	117,474	11,315,242
Schneider Electric SE	56,161	13,490,663
Shell plc	662,011	23,716,275
Stellantis NV (Euronext Paris)	146,873	2,906,157
Stellantis NV (Italian Stock Exchange)	81,237	1,606,904
Swiss Re AG	30,739	3,814,791
Tenaris SA	51,041	784,405

		154,160,555

Total Common Stocks (90.4%) (Cost $1,188,385,265)		1,709,675,426

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Amplifon SpA, expiring 7/9/24* (Cost $—)	12,997	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	1,600,000	1,600,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	4,264,970	4,264,970
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.25% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		7,864,970

Total Short-Term Investments (0.4%) (Cost $7,864,970)		7,864,970

Total Investments in Securities (90.8%) (Cost $1,196,250,235)		1,717,540,396
Other Assets Less Liabilities (9.2%)		174,082,121

Net Assets (100%)		$1,891,622,517

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $914,053 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $20,161,709 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $33,234,237. This was collateralized by $27,636,549 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.480%, maturing 7/31/24 – 11/15/53 and by cash of $7,864,970 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,314	9/2024	USD	69,320,067	322,973
FTSE 100 Index	417	9/2024	GBP	43,287,891	99,569
SPI 200 Index	135	9/2024	AUD	17,498,367	168,128
TOPIX Index	251	9/2024	JPY	43,845,826	458,416

					1,049,086

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	21,103,523	USD	14,050,304	HSBC Bank plc	9/20/2024	57,465
USD	66,828,844	EUR	61,777,028	HSBC Bank plc	9/20/2024	407,975

Total unrealized appreciation						465,440

GBP	27,208,447	USD	34,757,022	HSBC Bank plc	9/20/2024	(342,110)
JPY	5,530,171,648	USD	35,728,085	HSBC Bank plc	9/20/2024	(925,482)

Total unrealized depreciation						(1,267,592)

Net unrealized depreciation						(802,152)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 2,562,791, CHF 1,969, DKK (16,002), EUR 134,559,107, GBP 7,548,414, HKD 2,000, ILS 1,991, JPY 8,362,563, NOK 1,981, NZD 1,990, SEK 1,968 and SGD 2,004.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$129,140,338	$—	$129,140,338
Austria	—	4,015,706	—	4,015,706
Belgium	—	13,576,424	—	13,576,424
Brazil	—	500,739	—	500,739
Burkina Faso	—	349,486	—	349,486
Chile	—	1,089,492	—	1,089,492
China	—	7,516,376	—	7,516,376
Denmark	—	68,129,072	—	68,129,072
Finland	—	17,286,254	—	17,286,254
France	—	161,848,261	—	161,848,261
Germany	—	146,207,623	—	146,207,623

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Hong Kong	$1,339,705	$26,986,252	$—		$28,325,957
Ireland	1,980,687	5,912,988	—		7,893,675
Israel	4,749,625	5,827,210	—		10,576,835
Italy	—	41,417,690	—		41,417,690
Japan	—	388,699,741	—		388,699,741
Jordan	—	420,378	—		420,378
Luxembourg	—	1,926,499	—		1,926,499
Macau	—	1,646,115	—		1,646,115
Netherlands	—	84,510,582	—		84,510,582
New Zealand	—	4,366,774	—		4,366,774
Norway	—	9,746,223	—		9,746,223
Poland	—	364,491	—		364,491
Portugal	—	2,792,946	—		2,792,946
Singapore	3,349,953	22,197,725	—		25,547,678
South Africa	—	4,157,978	—		4,157,978
South Korea	—	428,055	—		428,055
Spain	—	43,719,971	—		43,719,971
Sweden	—	55,431,184	—		55,431,184
Switzerland	—	109,927,757	—		109,927,757
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,516,498	182,438,073	—		183,954,571
United States	2,106,648	152,053,907	—		154,160,555
Forward Currency Contracts	—	465,440	—		465,440
Futures	1,049,086	—	—		1,049,086
Rights
Italy	—	—	—		—
Short-Term Investments
Investment Companies	7,864,970	—	—		7,864,970

Total Assets	$23,957,172	$1,695,097,750	$—		$1,719,054,922

Liabilities:
Forward Currency Contracts	$—	$(1,267,592)	$—		$(1,267,592)

Total Liabilities	$—	$(1,267,592)	$—		$(1,267,592)

Total	$23,957,172	$1,693,830,158	$—		$1,717,787,330

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$465,440
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,049,086 *

Total		$1,514,526

	Liability Derivatives
Foreign exchange contracts	Payables	(1,267,592)

Total		$(1,267,592)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(3,002,514)	$(3,002,514)
Equity contracts	17,601,681	—	17,601,681

Total	$17,601,681	$(3,002,514)	$14,599,167

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,059,583)	$(1,059,583)
Equity contracts	(597,352)	—	(597,352)

Total	$(597,352)	$(1,059,583)	$(1,656,935)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$185,370,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$87,982,000
Average settlement value sold – in USD	68,653,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$ 465,440	$(465,440)	$—	$—

Total	$ 465,440	$(465,440)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$ 1,267,592	$(465,440)	$—	$802,152

Total	$ 1,267,592	$(465,440)	$—	$802,152

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,693,352
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$103,770,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$658,194,762
Aggregate gross unrealized depreciation	(173,288,648)

Net unrealized appreciation	$484,906,114

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,232,881,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,196,250,235)	$1,717,540,396
Cash	9,022,993
Foreign cash (Cost $154,295,097)	153,030,776
Cash held as collateral at broker for futures	10,590,870
Dividends, interest and other receivables	11,462,956
Unrealized appreciation on forward foreign currency contracts	465,440
Due from broker for futures variation margin	304,386
Receivable for Portfolio shares sold	19,499
Securities lending income receivable	9,943
Receivable for securities sold	124
Other assets	37,086

Total assets	1,902,484,469

LIABILITIES
Payable for return of collateral on securities loaned	7,864,970
Unrealized depreciation on forward foreign currency contracts	1,267,592
Investment management fees payable	707,813
Payable for Portfolio shares repurchased	687,035
Administrative fees payable	198,675
Distribution fees payable – Class IB	18,061
Accrued expenses	117,806

Total liabilities	10,861,952

Commitments and contingent liabilities^
NET ASSETS	$1,891,622,517

Net assets were comprised of:
Paid in capital	$1,382,391,762
Total distributable earnings (loss)	509,230,755

Net assets	$1,891,622,517

Class IB
Net asset value, offering and redemption price per share, $86,851,647 / 5,904,912 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.71

Class K
Net asset value, offering and redemption price per share, $1,804,770,870 / 121,661,517 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.83

(x)	Includes value of securities on loan of $33,234,237.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,431,653 foreign withholding tax)	$34,175,778
Interest	987,489
Securities lending (net)	104,749

Total income	35,268,016

EXPENSES
Investment management fees	4,302,318
Administrative fees	1,210,629
Custodian fees	125,858
Distribution fees – Class IB	109,883
Printing and mailing expenses	89,502
Professional fees	78,560
Trustees’ fees	31,887
Miscellaneous	62,620

Total expenses	6,011,257

NET INVESTMENT INCOME (LOSS)	29,256,759

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,228,580
Futures contracts	17,601,681
Forward foreign currency contracts	(3,002,514)
Foreign currency transactions	97,970

Net realized gain (loss)	22,925,717

Change in unrealized appreciation (depreciation) on:
Investments in securities	49,546,408
Futures contracts	(597,352)
Forward foreign currency contracts	(1,059,583)
Foreign currency translations	(5,733,248)

Net change in unrealized appreciation (depreciation)	42,156,225

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,081,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,338,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,256,759	$43,516,526
Net realized gain (loss)	22,925,717	26,320,127
Net change in unrealized appreciation (depreciation)	42,156,225	241,560,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	94,338,701	311,397,000

Distributions to shareholders:
Class IB	—	(1,909,708)
Class K	—	(44,016,029)

Total distributions to shareholders	—	(45,925,737)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 154,375 and 432,728 shares, respectively ]	2,228,872	5,780,983
Capital shares issued in reinvestment of dividends [ 0 and 140,849 shares, respectively ]	—	1,909,708
Capital shares repurchased [ (556,027) and (1,302,630) shares, respectively ]	(8,061,159)	(17,211,866)

Total Class IB transactions	(5,832,287)	(9,521,175)

Class K
Capital shares sold [ 618,621 and 5,498,657 shares, respectively ]	8,956,996	73,605,000
Capital shares issued in reinvestment of dividends [ 0 and 3,216,918 shares, respectively ]	—	44,016,029
Capital shares repurchased [ (11,027,843) and (30,232,104) shares, respectively ]	(159,291,581)	(403,544,531)

Total Class K transactions	(150,334,585)	(285,923,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(156,166,872)	(295,444,677)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,828,171)	(29,973,414)
NET ASSETS:
Beginning of period	1,953,450,688	1,983,424,102

End of period	$1,891,622,517	$1,953,450,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022		2021		2020		2019
Net asset value, beginning of period	$14.02		$12.27	$14.70		$14.30		$13.68		$11.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.26	0.25		0.27	(cc)	0.17	(aa)	0.28
Net realized and unrealized gain (loss)	0.49		1.80	(2.45)		1.22		0.72		2.19

Total from investment operations	0.69		2.06	(2.20)		1.49		0.89		2.47

Less distributions:
Dividends from net investment income	—		(0.31)	(0.14)		(0.48)		(0.21)		(0.31)
Distributions from net realized gains	—		—	(0.09)		(0.61)		(0.06)		(0.03)

Total dividends and distributions	—		(0.31)	(0.23)		(1.09)		(0.27)		(0.34)

Net asset value, end of period	$14.71		$14.02	$12.27		$14.70		$14.30		$13.68

Total return (b)	4.92%		16.86%	(14.94)%		10.59%		6.63%		21.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,852		$88,412	$86,300		$108,731		$111,399		$111,644
Ratio of expenses to average net assets (a)(f)	0.87%		0.87%	0.91	%(g)	0.91	%(g)	0.89	%(g)	0.86%
Ratio of net investment income (loss) to average net assets (a)(f)	2.83%		1.98%	1.96%		1.74	%(dd)	1.33	%(bb)	2.18%
Portfolio turnover rate^	1	%(z)	2%	8%		3%		18%		2%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022		2021		2020		2019
Net asset value, beginning of period	$14.12		$12.35	$14.80		$14.38		$13.75		$11.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.30	0.28		0.31	(cc)	0.20	(aa)	0.31
Net realized and unrealized gain (loss)	0.49		1.81	(2.47)		1.23		0.73		2.20

Total from investment operations	0.71		2.11	(2.19)		1.54		0.93		2.51

Less distributions:
Dividends from net investment income	—		(0.34)	(0.17)		(0.51)		(0.24)		(0.34)
Distributions from net realized gains	—		—	(0.09)		(0.61)		(0.06)		(0.03)

Total dividends and distributions	—		(0.34)	(0.26)		(1.12)		(0.30)		(0.37)

Net asset value, end of period	$14.83		$14.12	$12.35		$14.80		$14.38		$13.75

Total return (b)	5.03%		17.19%	(14.77)%		10.92%		6.90%		21.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,804,771		$1,865,039	$1,897,124		$2,287,419		$2,327,622		$2,290,095
Ratio of expenses to average net assets (a)(f)	0.62%		0.62%	0.66	%(g)	0.66	%(g)	0.64	%(g)	0.61%
Ratio of net investment income (loss) to average net assets (a)(f)	3.07%		2.25%	2.20%		1.98	%(dd)	1.59	%(bb)	2.42%
Portfolio turnover rate^	1	%(z)	2%	8%		3%		18%		2%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Interest Expense of 0.08%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.22 and $0.25 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	48,276	$922,554
BT Group plc	58,917	104,529
Cellnex Telecom SA (m)	4,505	146,524
Deutsche Telekom AG (Registered)	29,521	742,332
Elisa OYJ	1,335	61,249
HKT Trust & HKT Ltd.	30,818	34,571
Infrastrutture Wireless Italiane SpA (m)	2,871	29,978
Koninklijke KPN NV	35,953	137,844
Nippon Telegraph & Telephone Corp.	272,166	256,789
Orange SA	16,959	169,890
Singapore Telecommunications Ltd.	75,209	152,526
Spark New Zealand Ltd.	15,679	39,728
Swisscom AG (Registered)	236	132,782
Telecom Italia SpA (x)*	86,115	20,612
Telefonica SA (x)	41,900	177,696
Telenor ASA	5,443	62,041
Telia Co. AB	20,391	54,695
Telstra Group Ltd.	34,952	84,406
Verizon Communications, Inc.	28,340	1,168,742

		4,499,488

Entertainment (0.8%)
Bollore SE	6,157	36,134
Capcom Co. Ltd.	3,268	61,606
CTS Eventim AG & Co. KGaA	598	49,889
Electronic Arts, Inc.	1,638	228,222
Konami Group Corp.	915	65,857
Live Nation Entertainment, Inc.*	959	89,897
Netflix, Inc.*	2,901	1,957,827
Nexon Co. Ltd. (x)	3,162	58,468
Nintendo Co. Ltd.	9,463	503,235
Sea Ltd. (ADR)*	3,336	238,257
Take-Two Interactive Software, Inc.*	1,069	166,219
Toho Co. Ltd.	980	28,653
Universal Music Group NV	7,495	222,984
Walt Disney Co. (The)	12,274	1,218,685
Warner Bros Discovery, Inc.*	15,013	111,697

		5,037,630

Interactive Media & Services (3.2%)
Alphabet, Inc., Class A	39,549	7,203,850
Alphabet, Inc., Class C	32,902	6,034,885
Auto Trader Group plc (m)	7,789	78,887
CAR Group Ltd. (x)	3,309	77,812
LY Corp.	23,062	55,745
Match Group, Inc.*	1,789	54,350
Meta Platforms, Inc., Class A	14,755	7,439,766
REA Group Ltd.	498	65,334
Scout24 SE (m)	713	54,367
SEEK Ltd.	3,079	43,873

		21,108,869

Media (0.3%)
Charter Communications, Inc., Class A*	659	197,015
Comcast Corp., Class A	26,354	1,032,023
Dentsu Group, Inc. (x)	1,893	47,687
Fox Corp., Class A	1,556	53,479
Fox Corp., Class B	888	28,434
Informa plc	12,395	134,091
Interpublic Group of Cos., Inc. (The)	2,541	73,918
News Corp., Class A	2,553	70,386
News Corp., Class B	770	21,860
Omnicom Group, Inc.	1,319	118,314
Paramount Global, Class B (x)	3,328	34,578
Publicis Groupe SA	2,085	221,909
Vivendi SE	6,231	65,103
WPP plc	9,823	89,950

		2,188,747

Wireless Telecommunication Services (0.3%)
KDDI Corp.	13,633	360,462
SoftBank Corp.	25,992	317,368
SoftBank Group Corp.	9,373	605,292
Tele2 AB, Class B	4,637	46,681
T-Mobile US, Inc.	3,472	611,697
Vodafone Group plc	209,652	184,879

		2,126,379

Total Communication Services		34,961,113

Consumer Discretionary (7.3%)
Automobile Components (0.2%)
Aisin Corp.	1,379	44,938
Aptiv plc*	1,832	129,010
BorgWarner, Inc.	1,534	49,456
Bridgestone Corp. (x)	5,201	204,368
Cie Generale des Etablissements Michelin SCA	6,187	239,264
Continental AG	1,026	58,126
Denso Corp.	17,224	267,422
Koito Manufacturing Co. Ltd.	1,721	23,736
Sumitomo Electric Industries Ltd.	6,521	101,428

		1,117,748

Automobiles (1.4%)
Bayerische Motoren Werke AG	2,905	274,960
Bayerische Motoren Werke AG (Preference) (q)	562	49,624
Dr Ing hc F Porsche AG (Preference) (q)§	1,045	77,803
Ferrari NV	1,149	468,459
Ford Motor Co.	26,403	331,094
General Motors Co.	7,682	356,906
Honda Motor Co. Ltd.	40,877	436,997
Isuzu Motors Ltd.	5,001	66,239
Mazda Motor Corp.	4,879	47,186
Mercedes-Benz Group AG	7,309	505,426
Nissan Motor Co. Ltd. (x)	20,313	68,922
Porsche Automobil Holding SE (Preference) (q)	1,415	63,965
Renault SA	1,751	89,711
Stellantis NV	20,180	399,169
Subaru Corp.	5,493	116,422
Suzuki Motor Corp.	14,315	164,691
Tesla, Inc.*	18,681	3,696,596
Toyota Motor Corp.	96,590	1,975,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG	291	$34,936
Volkswagen AG (Preference) (q)	1,879	212,098
Volvo Car AB, Class B*	6,438	19,914
Yamaha Motor Co. Ltd. (x)	7,706	71,317

		9,527,580

Broadline Retail (2.0%)
Amazon.com, Inc.*	61,659	11,915,602
eBay, Inc.	3,407	183,024
Etsy, Inc.*	787	46,417
Global-e Online Ltd.*	862	31,265
Next plc	1,100	125,646
Pan Pacific International Holdings Corp.	3,500	81,882
Prosus NV	12,912	459,923
Rakuten Group, Inc. (x)*	12,989	67,000
Wesfarmers Ltd.	10,336	449,425

		13,360,184

Distributors (0.1%)
D’ieteren Group	210	44,553
Genuine Parts Co.	938	129,744
LKQ Corp.	1,796	74,696
Pool Corp.	258	79,291

		328,284

Diversified Consumer Services (0.0%)†
Pearson plc	5,279	66,118

Hotels, Restaurants & Leisure (1.3%)
Accor SA	1,794	73,585
Airbnb, Inc., Class A*	2,973	450,796
Amadeus IT Group SA	4,104	273,116
Aristocrat Leisure Ltd.	5,208	172,879
Booking Holdings, Inc.	228	903,222
Caesars Entertainment, Inc.*	1,457	57,901
Carnival Corp.*	6,801	127,315
Chipotle Mexican Grill, Inc.*	9,250	579,513
Compass Group plc	15,511	423,521
Darden Restaurants, Inc.	804	121,661
Delivery Hero SE (m)*	1,821	43,197
Domino’s Pizza, Inc.	235	121,338
Entain plc	5,522	43,976
Evolution AB (m)	1,676	174,573
Expedia Group, Inc.*	855	107,721
Flutter Entertainment plc*	1,617	295,672
Galaxy Entertainment Group Ltd.	19,292	89,925
Genting Singapore Ltd.	51,791	33,038
Hilton Worldwide Holdings, Inc.	1,684	367,449
InterContinental Hotels Group plc	1,486	156,400
La Francaise des Jeux SAEM (m)	1,046	35,623
Las Vegas Sands Corp.	2,458	108,767
Lottery Corp. Ltd. (The)	19,237	65,063
Marriott International, Inc., Class A	1,615	390,459
McDonald’s Corp.	4,852	1,236,484
McDonald’s Holdings Co. Japan Ltd. (x)	848	33,416
MGM Resorts International*	1,690	75,104
Norwegian Cruise Line Holdings Ltd.*	2,889	54,284
Oriental Land Co. Ltd.	9,938	276,848
Royal Caribbean Cruises Ltd.*	1,594	254,131
Sands China Ltd.*	21,149	44,091
Sodexo SA	817	73,497
Starbucks Corp.	7,626	593,684
Whitbread plc	1,727	64,947
Wynn Resorts Ltd.	636	56,922
Yum! Brands, Inc.	1,896	251,144
Zensho Holdings Co. Ltd. (x)	881	33,676

		8,264,938

Household Durables (0.4%)
Barratt Developments plc	8,423	50,277
Berkeley Group Holdings plc	991	57,475
DR Horton, Inc.	1,995	281,155
Garmin Ltd.	1,035	168,622
Lennar Corp., Class A	1,649	247,136
Mohawk Industries, Inc.*	357	40,552
NVR, Inc.*	21	159,360
Panasonic Holdings Corp.	21,236	173,832
Persimmon plc	3,028	51,750
PulteGroup, Inc.	1,416	155,902
SEB SA	252	25,800
Sekisui Chemical Co. Ltd.	3,333	46,114
Sekisui House Ltd.	5,434	120,339
Sony Group Corp.	11,373	964,185
Taylor Wimpey plc	30,589	54,966

		2,597,465

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	5,459	106,540
Hasbro, Inc.	881	51,539
Shimano, Inc.	696	107,478

		265,557

Specialty Retail (1.1%)
AutoZone, Inc.*	116	343,836
Avolta AG	914	35,504
Bath & Body Works, Inc.	1,506	58,809
Best Buy Co., Inc.	1,296	109,240
CarMax, Inc.*	1,060	77,740
Fast Retailing Co. Ltd.	1,595	402,096
H & M Hennes & Mauritz AB, Class B (x)	5,245	82,963
Home Depot, Inc. (The)	6,673	2,297,113
Industria de Diseno Textil SA	9,936	493,315
JD Sports Fashion plc	22,399	33,836
Kingfisher plc	16,183	50,897
Lowe’s Cos., Inc.	3,852	849,212
Nitori Holdings Co. Ltd.	730	77,088
O’Reilly Automotive, Inc.*	397	419,256
Ross Stores, Inc.	2,258	328,133
TJX Cos., Inc. (The)	7,625	839,512
Tractor Supply Co.	726	196,020
Ulta Beauty, Inc.*	323	124,636
Zalando SE (m)*	2,129	49,910
ZOZO, Inc.	1,178	29,492

		6,898,608

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,476	352,501
Asics Corp.	5,952	91,043
Burberry Group plc	3,099	34,387
Cie Financiere Richemont SA (Registered)	4,897	764,432
Deckers Outdoor Corp.*	173	167,455
Hermes International SCA	289	662,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kering SA	679	$246,149
Lululemon Athletica, Inc.*	771	230,298
LVMH Moet Hennessy Louis Vuitton SE	2,512	1,919,745
Moncler SpA	2,003	122,400
NIKE, Inc., Class B	8,157	614,793
Pandora A/S	747	112,738
Puma SE	1,011	46,417
Ralph Lauren Corp.	263	46,041
Swatch Group AG (The)	274	56,130
Swatch Group AG (The) (Registered)	455	18,586
Tapestry, Inc.	1,547	66,196

		5,551,651

Total Consumer Discretionary		47,978,133

Consumer Staples (4.6%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	8,185	474,401
Asahi Group Holdings Ltd.	4,387	154,741
Brown-Forman Corp., Class B	1,205	52,044
Carlsberg A/S, Class B	871	104,511
Coca-Cola Co. (The)	26,105	1,661,583
Coca-Cola Europacific Partners plc	1,881	137,068
Coca-Cola HBC AG	2,027	69,132
Constellation Brands, Inc., Class A	1,084	278,892
Davide Campari-Milano NV	5,321	50,284
Diageo plc	20,265	637,735
Heineken Holding NV	1,181	93,152
Heineken NV	2,624	253,759
Keurig Dr Pepper, Inc.	7,028	234,735
Kirin Holdings Co. Ltd. (x)	7,082	91,249
Molson Coors Beverage Co., Class B	1,224	62,216
Monster Beverage Corp.*	4,775	238,511
PepsiCo, Inc.	9,256	1,526,592
Pernod Ricard SA	1,863	252,789
Remy Cointreau SA	255	21,274
Suntory Beverage & Food Ltd. (x)	1,235	43,807
Treasury Wine Estates Ltd.	7,013	58,199

		6,496,674

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	5,956	127,309
Carrefour SA	5,209	73,637
Coles Group Ltd.	12,199	138,589
Costco Wholesale Corp.	2,986	2,538,070
Dollar General Corp.	1,479	195,568
Dollar Tree, Inc.*	1,395	148,944
Endeavour Group Ltd.	13,157	44,324
J Sainsbury plc	14,378	46,347
Jeronimo Martins SGPS SA	2,679	52,361
Kesko OYJ, Class B	2,361	41,442
Kobe Bussan Co. Ltd.	1,486	33,102
Koninklijke Ahold Delhaize NV	8,599	254,079
Kroger Co. (The)	4,507	225,034
MatsukiyoCocokara & Co.	2,984	42,843
Seven & i Holdings Co. Ltd.	20,386	248,347
Sysco Corp.	3,353	239,371
Target Corp.	3,115	461,145
Tesco plc	64,111	247,991
Walgreens Boots Alliance, Inc.	4,821	58,310
Walmart, Inc.	28,761	1,947,407
Woolworths Group Ltd.	11,126	250,795

		7,415,015

Food Products (0.9%)
Ajinomoto Co., Inc.	4,275	149,887
Archer-Daniels-Midland Co.	3,329	201,238
Associated British Foods plc	3,083	96,417
Barry Callebaut AG (Registered)	34	55,402
Bunge Global SA	953	101,752
Campbell Soup Co.	1,325	59,877
Chocoladefabriken Lindt & Spruengli AG	9	105,081
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	115,532
Conagra Brands, Inc.	3,219	91,484
Danone SA	5,865	358,526
General Mills, Inc.	3,801	240,451
Hershey Co. (The)	994	182,727
Hormel Foods Corp.	1,954	59,578
J M Smucker Co. (The)	715	77,964
JDE Peet’s NV	1,053	20,975
Kellanova	1,772	102,209
Kerry Group plc, Class A	1,424	115,369
Kikkoman Corp.	5,905	68,394
Kraft Heinz Co. (The)	5,314	171,217
Lamb Weston Holdings, Inc.	972	81,726
Lotus Bakeries NV	4	41,253
McCormick & Co., Inc. (Non-Voting)	1,695	120,243
Meiji Holdings Co. Ltd.	2,073	44,697
Mondelez International, Inc., Class A	9,031	590,989
Mowi ASA	4,308	71,699
Nestle SA (Registered)	24,319	2,482,652
Nissin Foods Holdings Co. Ltd.	1,876	47,597
Orkla ASA	6,059	49,229
Salmar ASA	657	34,582
Tyson Foods, Inc., Class A	1,926	110,052
WH Group Ltd. (m)	72,058	47,429
Wilmar International Ltd.	16,116	36,843
Yakult Honsha Co. Ltd. (x)	2,256	40,334

		6,173,405

Household Products (0.7%)
Church & Dwight Co., Inc.	1,646	170,657
Clorox Co. (The)	836	114,089
Colgate-Palmolive Co.	5,524	536,049
Essity AB, Class B	5,550	142,114
Henkel AG & Co. KGaA	961	75,594
Henkel AG & Co. KGaA (Preference) (q)	1,542	137,430
Kimberly-Clark Corp.	2,267	313,299
Procter & Gamble Co. (The)	15,891	2,620,744
Reckitt Benckiser Group plc	6,436	348,373
Unicharm Corp.	3,676	118,055

		4,576,404

Personal Care Products (0.5%)
Beiersdorf AG	919	134,393
Estee Lauder Cos., Inc. (The), Class A	1,569	166,942
Haleon plc	62,383	254,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.	4,244	$172,092
Kenvue, Inc.	12,892	234,376
L’Oreal SA	2,192	962,602
Shiseido Co. Ltd.	3,643	103,885
Unilever plc	22,819	1,253,337

		3,282,024

Tobacco (0.4%)
Altria Group, Inc.	11,564	526,740
British American Tobacco plc	18,289	561,795
Imperial Brands plc	7,476	191,276
Japan Tobacco, Inc. (x)	10,930	295,380
Philip Morris International, Inc.	10,603	1,074,402

		2,649,593

Total Consumer Staples		30,593,115

Energy (2.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,719	236,307
Halliburton Co.	5,961	201,363
Schlumberger NV	9,623	454,013
Tenaris SA	4,394	67,528

		959,211

Oil, Gas & Consumable Fuels (2.5%)
Aker BP ASA	2,937	74,876
Ampol Ltd.	2,279	49,167
APA Corp.	2,424	71,363
BP plc	153,233	920,471
Chevron Corp.	11,540	1,805,087
ConocoPhillips	7,874	900,628
Coterra Energy, Inc.	5,011	133,643
Devon Energy Corp.	4,255	201,687
Diamondback Energy, Inc.	1,201	240,428
ENEOS Holdings, Inc.	26,242	134,823
Eni SpA	19,445	298,917
EOG Resources, Inc.	3,869	486,991
EQT Corp.	2,973	109,942
Equinor ASA	8,206	233,606
Exxon Mobil Corp.	30,203	3,476,969
Galp Energia SGPS SA	4,259	89,946
Hess Corp.	1,861	274,535
Idemitsu Kosan Co. Ltd.	7,837	50,732
Inpex Corp. (x)	8,601	126,537
Kinder Morgan, Inc.	13,000	258,310
Marathon Oil Corp.	3,798	108,889
Marathon Petroleum Corp.	2,372	411,495
Neste OYJ	3,903	69,491
Occidental Petroleum Corp.	4,477	282,185
OMV AG	1,386	60,353
ONEOK, Inc.	3,930	320,491
Phillips 66	2,854	402,899
Repsol SA (x)	11,088	174,974
Santos Ltd.	29,581	151,158
Shell plc	58,323	2,089,398
Targa Resources Corp.	1,493	192,269
TotalEnergies SE	19,566	1,306,076
Valero Energy Corp.	2,202	345,185
Williams Cos., Inc. (The)	8,206	348,755
Woodside Energy Group Ltd.	17,294	325,454

		16,527,730

Total Energy		17,486,941

Financials (10.4%)
Banks (4.0%)
ABN AMRO Bank NV (CVA) (m)	4,037	66,365
AIB Group plc	14,712	77,771
ANZ Group Holdings Ltd.	27,393	516,054
Banco Bilbao Vizcaya Argentaria SA	53,172	532,545
Banco BPM SpA	11,131	71,691
Banco de Sabadell SA	49,550	95,545
Banco Santander SA	144,142	668,494
Bank Hapoalim BM	11,571	102,041
Bank Leumi Le-Israel BM	13,870	112,731
Bank of America Corp.	45,809	1,821,824
Bank of Ireland Group plc	9,478	99,150
Banque Cantonale Vaudoise (Registered)	307	32,581
Barclays plc	136,879	361,457
BNP Paribas SA	9,407	599,731
BOC Hong Kong Holdings Ltd.	33,704	103,800
CaixaBank SA	34,165	180,860
Chiba Bank Ltd. (The)	4,555	40,542
Citigroup, Inc.	12,842	814,953
Citizens Financial Group, Inc.	3,064	110,396
Commerzbank AG	9,602	145,868
Commonwealth Bank of Australia	15,246	1,295,532
Concordia Financial Group Ltd.	9,109	53,570
Credit Agricole SA	9,646	131,609
Danske Bank A/S	6,282	187,182
DBS Group Holdings Ltd.	18,148	478,995
DNB Bank ASA	7,728	151,781
Erste Group Bank AG	3,067	145,311
Fifth Third Bancorp	4,606	168,073
FinecoBank Banca Fineco SpA	5,601	83,498
Hang Seng Bank Ltd.	6,984	89,792
HSBC Holdings plc	171,972	1,486,729
Huntington Bancshares, Inc.	9,757	128,597
ING Groep NV	30,088	514,339
Intesa Sanpaolo SpA	133,218	495,207
Israel Discount Bank Ltd., Class A	10,691	53,183
Japan Post Bank Co. Ltd.	13,179	124,467
JPMorgan Chase & Co.	19,335	3,910,697
KBC Group NV	2,281	160,983
KeyCorp	6,348	90,205
Lloyds Banking Group plc	576,841	399,156
M&T Bank Corp.	1,123	169,977
Mediobanca Banca di Credito Finanziario SpA	4,730	69,348
Mitsubishi UFJ Financial Group, Inc.	101,136	1,086,855
Mizrahi Tefahot Bank Ltd.	1,477	49,896
Mizuho Financial Group, Inc.	21,971	458,566
National Australia Bank Ltd.	28,261	683,041
NatWest Group plc	59,597	234,899
Nordea Bank Abp	28,736	342,062
Oversea-Chinese Banking Corp. Ltd.	30,841	328,197
PNC Financial Services Group, Inc. (The)	2,679	416,531
Regions Financial Corp.	6,166	123,567
Resona Holdings, Inc.	19,206	127,073
Shizuoka Financial Group, Inc.	3,834	36,793
Skandinaviska Enskilda Banken AB, Class A	14,453	213,406
Societe Generale SA	6,582	154,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Standard Chartered plc	20,106	$181,979
Sumitomo Mitsui Financial Group, Inc.	11,399	759,863
Sumitomo Mitsui Trust Holdings, Inc.	5,968	136,134
Svenska Handelsbanken AB, Class A	13,285	126,533
Swedbank AB, Class A	7,733	159,125
Truist Financial Corp.	9,009	350,000
UniCredit SpA	13,787	510,949
United Overseas Bank Ltd.	11,517	266,097
US Bancorp	10,506	417,088
Wells Fargo & Co.	23,473	1,394,061
Westpac Banking Corp.	31,635	574,654

		26,074,513

Capital Markets (2.0%)
3i Group plc	8,866	343,622
Ameriprise Financial, Inc.	669	285,790
Amundi SA (m)	569	36,715
ASX Ltd.	1,795	71,847
Bank of New York Mellon Corp. (The)	5,035	301,546
BlackRock, Inc.	940	740,081
Blackstone, Inc.	4,812	595,726
Cboe Global Markets, Inc.	708	120,402
Charles Schwab Corp. (The)	10,051	740,658
CME Group, Inc.	2,424	476,558
Daiwa Securities Group, Inc.	12,150	92,660
Deutsche Bank AG (Registered)	17,260	275,568
Deutsche Boerse AG	1,731	354,264
EQT AB	3,402	100,529
Euronext NV (m)	745	69,015
FactSet Research Systems, Inc.	257	104,925
Franklin Resources, Inc.	2,019	45,125
Futu Holdings Ltd. (ADR)*	516	33,852
Goldman Sachs Group, Inc. (The)	2,171	981,987
Hargreaves Lansdown plc	3,075	44,002
Hong Kong Exchanges & Clearing Ltd.	10,970	351,476
Intercontinental Exchange, Inc.	3,862	528,669
Invesco Ltd.	3,029	45,314
Japan Exchange Group, Inc.	4,526	105,548
Julius Baer Group Ltd.	1,877	104,876
KKR & Co., Inc.	4,481	471,580
London Stock Exchange Group plc	4,147	492,769
Macquarie Group Ltd.	3,314	452,522
MarketAxess Holdings, Inc.	255	51,135
Moody’s Corp.	1,057	444,923
Morgan Stanley	8,425	818,826
MSCI, Inc.	533	256,773
Nasdaq, Inc.	2,562	154,386
Nomura Holdings, Inc.	27,373	156,864
Northern Trust Corp.	1,377	115,640
Partners Group Holding AG	207	265,878
Raymond James Financial, Inc.	1,256	155,254
S&P Global, Inc.	2,155	961,130
SBI Holdings, Inc.	2,566	64,864
Schroders plc	6,966	32,035
Singapore Exchange Ltd.	7,150	49,987
State Street Corp.	2,028	150,072
T. Rowe Price Group, Inc.	1,503	173,311
UBS Group AG (Registered)	29,957	881,922

		13,100,626

Consumer Finance (0.2%)
American Express Co.	3,826	885,910
Capital One Financial Corp.	2,573	356,232
Discover Financial Services	1,687	220,676
Synchrony Financial	2,703	127,555

		1,590,373

Financial Services (2.0%)
Adyen NV (m)*	198	236,052
Berkshire Hathaway, Inc., Class B*	12,189	4,958,485
Corpay, Inc.*	473	126,012
Edenred SE	2,274	95,977
Eurazeo SE	453	36,070
EXOR NV	906	94,796
Fidelity National Information Services, Inc.	3,745	282,223
Fiserv, Inc.*	3,939	587,069
Global Payments, Inc.	1,719	166,227
Groupe Bruxelles Lambert NV	827	59,030
Industrivarden AB, Class A	1,207	41,065
Industrivarden AB, Class C	1,502	50,676
Investor AB, Class B	15,765	431,645
Jack Henry & Associates, Inc.	491	81,516
L E Lundbergforetagen AB, Class B	755	37,326
M&G plc	19,540	50,389
Mastercard, Inc., Class A	5,528	2,438,733
Mitsubishi HC Capital, Inc.	6,981	46,080
Nexi SpA (m)*	5,104	31,124
ORIX Corp.	10,513	232,098
PayPal Holdings, Inc.*	7,043	408,705
Sofina SA	154	35,162
Visa, Inc., Class A	10,599	2,781,920
Washington H Soul Pattinson & Co. Ltd.	2,028	44,402
Wise plc, Class A*	5,314	45,779

		13,398,561

Insurance (2.2%)
Admiral Group plc	2,393	79,104
Aegon Ltd.	11,763	72,663
Aflac, Inc.	3,481	310,888
Ageas SA/NV (x)	1,486	67,922
AIA Group Ltd.	102,357	694,697
Allianz SE (Registered)	3,568	991,588
Allstate Corp. (The)	1,777	283,716
American International Group, Inc.	4,468	331,704
Aon plc, Class A	1,464	429,801
Arch Capital Group Ltd.*	2,518	254,041
Arthur J Gallagher & Co.	1,471	381,445
ASR Nederland NV	1,474	70,263
Assicurazioni Generali SpA	9,290	231,715
Assurant, Inc.	350	58,187
Aviva plc	24,660	148,569
AXA SA	16,542	541,568
Baloise Holding AG (Registered)	425	74,834
Brown & Brown, Inc.	1,594	142,520
Chubb Ltd.	2,734	697,389
Cincinnati Financial Corp.	1,054	124,477
Dai-ichi Life Holdings, Inc.	8,243	220,203

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Group Ltd.	293	$111,639
Gjensidige Forsikring ASA	1,729	30,898
Globe Life, Inc.	565	46,488
Hannover Rueck SE	550	139,422
Hartford Financial Services Group, Inc. (The)	1,991	200,175
Helvetia Holding AG (Registered)	359	48,549
Insurance Australia Group Ltd.	20,638	98,301
Japan Post Holdings Co. Ltd.	18,981	188,170
Japan Post Insurance Co. Ltd.	1,610	31,231
Legal & General Group plc	54,464	156,285
Loews Corp.	1,222	91,332
Marsh & McLennan Cos., Inc.	3,317	698,958
Medibank Pvt Ltd.	23,803	59,229
MetLife, Inc.	4,022	282,304
MS&AD Insurance Group Holdings, Inc.	11,718	260,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,243	621,666
NN Group NV	2,466	114,750
Phoenix Group Holdings plc	6,059	39,943
Poste Italiane SpA (m)(x)	3,951	50,332
Principal Financial Group, Inc.	1,452	113,909
Progressive Corp. (The)	3,943	819,001
Prudential Financial, Inc.	2,417	283,248
Prudential plc	25,044	227,432
QBE Insurance Group Ltd.	13,684	158,746
Sampo OYJ, Class A	4,112	176,590
Sompo Holdings, Inc.	8,119	173,341
Suncorp Group Ltd.	11,588	134,585
Swiss Life Holding AG (Registered)	269	197,787
Swiss Re AG	2,748	341,034
T&D Holdings, Inc.	4,502	78,587
Talanx AG	620	49,500
Tokio Marine Holdings, Inc.	17,115	638,794
Travelers Cos., Inc. (The)	1,542	313,550
Tryg A/S	3,259	71,227
W R Berkley Corp.	1,349	106,004
Willis Towers Watson plc	688	180,352
Zurich Insurance Group AG	1,334	711,358

		14,252,387

Total Financials		68,416,460

Health Care (8.6%)
Biotechnology (1.1%)
AbbVie, Inc.	11,889	2,039,201
Amgen, Inc.	3,612	1,128,569
Argenx SE (Brussels Stock Exchange)*	389	170,223
Argenx SE (Vienna Stock Exchange)*	153	66,755
Biogen, Inc.*	980	227,184
CSL Ltd.	4,402	866,906
Genmab A/S*	603	151,098
Gilead Sciences, Inc.	8,388	575,501
Grifols SA*	2,578	21,701
Incyte Corp.*	1,255	76,078
Moderna, Inc.*	2,245	266,594
Regeneron Pharmaceuticals, Inc.*	714	750,435
Swedish Orphan Biovitrum AB*	1,865	49,902
Vertex Pharmaceuticals, Inc.*	1,737	814,167

		7,204,314

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	11,713	1,217,098
Alcon, Inc.	4,552	406,435
Align Technology, Inc.*	471	113,714
Baxter International, Inc.	3,431	114,767
Becton Dickinson & Co.	1,946	454,800
BioMerieux	407	38,684
Boston Scientific Corp.*	9,898	762,245
Carl Zeiss Meditec AG	403	28,334
Cochlear Ltd.	597	132,282
Coloplast A/S, Class B	1,149	138,034
Cooper Cos., Inc. (The)	1,338	116,807
Demant A/S*	966	41,809
Dexcom, Inc.*	2,678	303,632
DiaSorin SpA	239	23,819
Edwards Lifesciences Corp.*	4,057	374,745
EssilorLuxottica SA	2,687	578,982
Fisher & Paykel Healthcare Corp. Ltd.	5,319	97,453
GE HealthCare Technologies, Inc.	2,858	222,695
Getinge AB, Class B	1,977	33,584
Hologic, Inc.*	1,571	116,647
Hoya Corp.	3,197	371,682
IDEXX Laboratories, Inc.*	556	270,883
Insulet Corp.*	472	95,250
Intuitive Surgical, Inc.*	2,388	1,062,302
Koninklijke Philips NV*	7,323	185,006
Medtronic plc	8,940	703,667
Olympus Corp.	10,514	169,483
ResMed, Inc.	989	189,314
Siemens Healthineers AG (m)	2,569	148,018
Smith & Nephew plc	7,963	98,707
Solventum Corp.*	930	49,178
Sonova Holding AG (Registered)	462	142,747
STERIS plc	665	145,994
Straumann Holding AG (Registered)	1,017	125,986
Stryker Corp.	2,283	776,791
Sysmex Corp.	4,627	74,514
Teleflex, Inc.	317	66,675
Terumo Corp.	12,220	201,502
Zimmer Biomet Holdings, Inc.	1,385	150,314

		10,344,579

Health Care Providers & Services (1.2%)
Amplifon SpA	1,212	43,145
Cardinal Health, Inc.	1,640	161,245
Cencora, Inc.	1,115	251,210
Centene Corp.*	3,593	238,216
Cigna Group (The)	1,913	632,380
CVS Health Corp.	8,452	499,175
DaVita, Inc.*	348	48,222
Elevance Health, Inc.	1,565	848,011
Fresenius Medical Care AG	1,893	72,497
Fresenius SE & Co. KGaA*	3,848	114,894
HCA Healthcare, Inc.	1,305	419,270
Henry Schein, Inc.*	862	55,254
Humana, Inc.	811	303,030
Labcorp Holdings, Inc.	568	115,594
McKesson Corp.	875	511,035
Molina Healthcare, Inc.*	395	117,434
Quest Diagnostics, Inc.	748	102,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ramsay Health Care Ltd.	1,743	$55,184
Sonic Healthcare Ltd.	4,255	74,653
UnitedHealth Group, Inc.	6,197	3,155,884
Universal Health Services, Inc., Class B	402	74,342

		7,893,061

Health Care Technology (0.0%)†
M3, Inc.	3,809	36,305
Pro Medicus Ltd.	558	53,327

		89,632

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	1,973	255,760
Bachem Holding AG	350	32,119
Bio-Rad Laboratories, Inc., Class A*	137	37,416
Bio-Techne Corp.	1,061	76,020
Charles River Laboratories International, Inc.*	347	71,683
Danaher Corp.	4,438	1,108,834
Eurofins Scientific SE	1,251	62,366
IQVIA Holdings, Inc.*	1,227	259,437
Lonza Group AG (Registered)	679	370,618
Mettler-Toledo International, Inc.*	144	201,253
QIAGEN NV*	2,026	83,644
Revvity, Inc.	831	87,139
Sartorius AG (Preference) (q)	246	57,696
Sartorius Stedim Biotech	277	45,477
Thermo Fisher Scientific, Inc.	2,570	1,421,210
Waters Corp.*	399	115,758
West Pharmaceutical Services, Inc.	490	161,401

		4,447,831

Pharmaceuticals (4.0%)
Astellas Pharma, Inc.	16,482	162,884
AstraZeneca plc	14,120	2,205,434
Bayer AG (Registered)	8,948	252,796
Bristol-Myers Squibb Co.	13,648	566,802
Catalent, Inc.*	1,218	68,488
Chugai Pharmaceutical Co. Ltd. (x)	6,117	217,321
Daiichi Sankyo Co. Ltd.	16,847	578,425
Eisai Co. Ltd.	2,330	95,465
Eli Lilly and Co.	5,375	4,866,418
GSK plc	37,752	729,913
Hikma Pharmaceuticals plc	1,438	34,374
Ipsen SA	364	44,635
Johnson & Johnson	16,204	2,368,377
Kyowa Kirin Co. Ltd. (x)	2,369	40,455
Merck & Co., Inc.	17,053	2,111,161
Merck KGaA	1,178	195,229
Novartis AG (Registered)	17,952	1,921,580
Novo Nordisk A/S, Class B	29,724	4,292,200
Ono Pharmaceutical Co. Ltd.	3,262	44,533
Orion OYJ, Class B	1,051	44,865
Otsuka Holdings Co. Ltd.	3,811	160,361
Pfizer, Inc.	38,153	1,067,521
Recordati Industria Chimica e Farmaceutica SpA	999	52,103
Roche Holding AG	6,400	1,777,283
Roche Holding AG CHF 1	295	89,900
Sandoz Group AG	3,730	135,093
Sanofi SA	10,368	998,659
Shionogi & Co. Ltd.	2,305	89,928
Takeda Pharmaceutical Co. Ltd.	14,413	373,740
Teva Pharmaceutical Industries Ltd. (ADR)*	10,204	165,815
UCB SA	1,152	171,119
Viatris, Inc.	8,017	85,221
Zoetis, Inc.	3,072	532,562

		26,540,660

Total Health Care		56,520,077

Industrials (7.7%)
Aerospace & Defense (1.3%)
Airbus SE	5,413	743,530
Axon Enterprise, Inc.*	478	140,647
BAE Systems plc	27,560	459,870
Boeing Co. (The)*	3,885	707,109
Dassault Aviation SA	195	35,418
Elbit Systems Ltd.	258	44,985
General Dynamics Corp.	1,531	444,204
General Electric Co.	7,370	1,171,609
Howmet Aerospace, Inc.	2,611	202,692
Huntington Ingalls Industries, Inc.	265	65,277
Kongsberg Gruppen ASA	820	66,817
L3Harris Technologies, Inc.	1,277	286,789
Leonardo SpA	3,692	85,722
Lockheed Martin Corp.	1,438	671,690
Melrose Industries plc	11,333	79,280
MTU Aero Engines AG	491	125,570
Northrop Grumman Corp.	937	408,485
Rheinmetall AG	397	202,252
Rolls-Royce Holdings plc*	76,660	442,666
RTX Corp.	8,951	898,591
Saab AB, Class B	2,978	71,647
Safran SA	3,114	658,317
Singapore Technologies Engineering Ltd.	13,034	41,620
Textron, Inc.	1,284	110,244
Thales SA	862	138,012
TransDigm Group, Inc.	377	481,659

		8,784,702

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	788	69,439
Deutsche Post AG	9,029	365,415
DSV A/S	1,560	239,021
Expeditors International of Washington, Inc.	951	118,675
FedEx Corp.	1,516	454,557
InPost SA*	1,729	30,479
Nippon Express Holdings, Inc.	713	32,860
SG Holdings Co. Ltd.	2,791	25,717
United Parcel Service, Inc., Class B	4,911	672,070
Yamato Holdings Co. Ltd.	2,134	23,457

		2,031,690

Building Products (0.4%)
A.O. Smith Corp.	813	66,487
AGC, Inc. (x)	1,870	60,509
Allegion plc	589	69,590
Assa Abloy AB, Class B	9,129	258,048
Builders FirstSource, Inc.*	822	113,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Carrier Global Corp.	5,658	$356,907
Cie de Saint-Gobain SA	4,152	322,911
Daikin Industries Ltd.	2,403	334,111
Geberit AG (Registered)	305	180,193
Johnson Controls International plc	4,511	299,846
Kingspan Group plc	1,419	120,814
Masco Corp.	1,483	98,872
Nibe Industrier AB, Class B	13,099	55,540
ROCKWOOL A/S, Class B	93	37,740
TOTO Ltd.	1,215	28,681
Trane Technologies plc	1,524	501,289

		2,905,311

Commercial Services & Supplies (0.4%)
Brambles Ltd.	12,684	122,946
Cintas Corp.	581	406,851
Copart, Inc.*	5,891	319,057
Dai Nippon Printing Co. Ltd.	1,979	66,569
Rentokil Initial plc	22,993	134,050
Republic Services, Inc.	1,378	267,801
Rollins, Inc.	1,891	92,262
Secom Co. Ltd.	1,913	112,920
Securitas AB, Class B	4,251	42,193
TOPPAN Holdings, Inc.	2,163	59,597
Veralto Corp.	1,479	141,200
Waste Management, Inc.	2,457	524,176

		2,289,622

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,874	80,840
Bouygues SA	1,768	56,746
Eiffage SA	681	62,546
Ferrovial SE	4,723	183,407
Kajima Corp.	3,951	68,306
Obayashi Corp.	5,658	67,239
Quanta Services, Inc.	986	250,533
Skanska AB, Class B	2,941	52,943
Taisei Corp.	1,558	57,627
Vinci SA	4,565	480,969

		1,361,156

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	14,571	809,599
AMETEK, Inc.	1,558	259,734
Eaton Corp. plc	2,692	844,077
Emerson Electric Co.	3,852	424,336
Fuji Electric Co. Ltd.	1,156	65,757
GE Vernova, Inc.*	1,845	316,436
Generac Holdings, Inc.*	408	53,946
Hubbell, Inc., Class B	361	131,938
Legrand SA	2,405	238,607
Mitsubishi Electric Corp.	17,601	280,879
Nidec Corp.	3,802	169,789
Prysmian SpA	2,393	148,180
Rockwell Automation, Inc.	768	211,415
Schneider Electric SE	4,957	1,190,741
Siemens Energy AG*	5,460	142,150
Vestas Wind Systems A/S*	9,198	212,981

		5,500,565

Ground Transportation (0.6%)
Aurizon Holdings Ltd.	15,908	38,735
Central Japan Railway Co.	7,036	151,880
CSX Corp.	13,162	440,269
East Japan Railway Co.	8,266	136,893
Grab Holdings Ltd., Class A*	18,171	64,507
Hankyu Hanshin Holdings, Inc.	2,023	53,741
JB Hunt Transport Services, Inc.	549	87,840
Keisei Electric Railway Co. Ltd. (x)	1,224	39,377
Kintetsu Group Holdings Co. Ltd.	1,764	38,396
MTR Corp. Ltd.	13,557	42,794
Norfolk Southern Corp.	1,521	326,544
Old Dominion Freight Line, Inc.	1,200	211,920
Tokyu Corp.	4,302	47,381
Uber Technologies, Inc.*	14,068	1,022,462
Union Pacific Corp.	4,108	929,476
West Japan Railway Co.	4,039	75,187

		3,707,402

Industrial Conglomerates (0.6%)
3M Co.	3,726	380,760
CK Hutchison Holdings Ltd.	24,419	116,950
DCC plc	923	64,639
Hikari Tsushin, Inc.	186	34,642
Hitachi Ltd.	42,225	945,069
Honeywell International, Inc.	4,384	936,159
Investment AB Latour, Class B	1,458	39,370
Jardine Matheson Holdings Ltd.	1,478	52,292
Keppel Ltd.	13,265	63,292
Lifco AB, Class B	2,199	60,374
Siemens AG (Registered)	6,923	1,287,993
Smiths Group plc	3,226	69,530

		4,051,070

Machinery (1.5%)
Alfa Laval AB	2,636	115,423
Alstom SA	2,954	49,668
Atlas Copco AB, Class A	24,465	459,801
Atlas Copco AB, Class B	14,217	229,572
Caterpillar, Inc.	3,293	1,096,898
Cummins, Inc.	921	255,053
Daifuku Co. Ltd.	2,654	49,652
Daimler Truck Holding AG	4,872	193,941
Deere & Co.	1,743	651,237
Dover Corp.	925	166,916
Epiroc AB, Class A	6,002	119,768
Epiroc AB, Class B	3,635	66,465
FANUC Corp.	8,679	237,838
Fortive Corp.	2,370	175,617
GEA Group AG	1,464	60,990
Hitachi Construction Machinery Co. Ltd.	1,073	28,731
Hoshizaki Corp.	1,049	33,265
Husqvarna AB, Class B	3,030	24,282
IDEX Corp.	510	102,612
Illinois Tool Works, Inc.	1,828	433,163
Indutrade AB	2,554	65,446
Ingersoll Rand, Inc.	2,716	246,721
Knorr-Bremse AG	691	52,764
Komatsu Ltd.	8,426	244,626
Kone OYJ, Class B	3,096	152,819
Kubota Corp. (x)	9,109	127,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Makita Corp.	1,983	$53,886
Metso OYJ	5,374	56,885
Minebea Mitsumi, Inc.	3,400	69,631
Mitsubishi Heavy Industries Ltd.	29,191	312,612
Nordson Corp.	366	84,890
Otis Worldwide Corp.	2,722	262,020
PACCAR, Inc.	3,529	363,275
Parker-Hannifin Corp.	865	437,526
Pentair plc	1,118	85,717
Rational AG	50	41,633
Sandvik AB	9,711	194,605
Schindler Holding AG	371	93,240
Schindler Holding AG (Registered)	223	55,598
SKF AB, Class B	3,177	63,786
SMC Corp.	522	247,682
Snap-on, Inc.	355	92,793
Spirax Group plc	636	68,177
Stanley Black & Decker, Inc.	1,036	82,766
Techtronic Industries Co. Ltd.	12,532	143,149
Toyota Industries Corp.	1,336	112,641
Trelleborg AB, Class B	1,987	77,313
VAT Group AG (m)	246	139,476
Volvo AB, Class A	1,910	49,809
Volvo AB, Class B	14,468	370,061
Wartsila OYJ Abp	4,585	88,386
Westinghouse Air Brake Technologies Corp.	1,188	187,763
Xylem, Inc.	1,632	221,348
Yaskawa Electric Corp. (x)	2,245	80,610

		9,577,933

Marine Transportation (0.1%)
AP Moller – Maersk A/S, Class A	29	49,222
AP Moller – Maersk A/S, Class B	42	73,007
Kawasaki Kisen Kaisha Ltd. (x)	3,377	49,115
Kuehne + Nagel International AG (Registered)	440	126,547
Mitsui OSK Lines Ltd.	3,147	94,240
Nippon Yusen KK	4,182	121,699
SITC International Holdings Co. Ltd.	11,260	30,569

		544,399

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	4,417	50,045
ANA Holdings, Inc.	1,343	24,787
Delta Air Lines, Inc.	4,345	206,127
Deutsche Lufthansa AG (Registered)	5,171	31,621
Japan Airlines Co. Ltd.	1,212	19,123
Qantas Airways Ltd.*	6,900	26,927
Singapore Airlines Ltd.	13,560	69,000
Southwest Airlines Co.	4,029	115,270
United Airlines Holdings, Inc.*	2,214	107,733

		650,633

Professional Services (0.7%)
Adecco Group AG (Registered)	1,590	52,773
Automatic Data Processing, Inc.	2,756	657,830
Broadridge Financial Solutions, Inc.	796	156,812
Bureau Veritas SA	2,907	80,509
Computershare Ltd.	4,909	86,258
Dayforce, Inc.*	1,063	52,725
Equifax, Inc.	832	201,727
Experian plc	8,366	389,811
Intertek Group plc	1,475	89,386
Jacobs Solutions, Inc.	843	117,775
Leidos Holdings, Inc.	910	132,751
Paychex, Inc.	2,157	255,734
Paycom Software, Inc.	324	46,345
Randstad NV	1,034	46,875
Recruit Holdings Co. Ltd.	13,525	723,536
RELX plc	17,098	786,518
SGS SA (Registered)	1,366	121,632
Teleperformance SE	511	53,817
Verisk Analytics, Inc.	961	259,037
Wolters Kluwer NV	2,264	375,333

		4,687,184

Trading Companies & Distributors (0.6%)
AerCap Holdings NV	1,865	173,818
Ashtead Group plc	3,983	265,944
Beijer Ref AB, Class B (x)	3,119	48,114
Brenntag SE	1,194	80,508
Bunzl plc	3,079	117,154
Fastenal Co.	3,855	242,248
IMCD NV	526	72,837
ITOCHU Corp.	10,827	528,530
Marubeni Corp.	12,978	240,015
Mitsubishi Corp.	30,451	595,809
Mitsui & Co. Ltd.	23,436	531,822
MonotaRO Co. Ltd. (x)	2,207	25,940
Reece Ltd.	1,954	32,809
Rexel SA	2,118	54,802
Seven Group Holdings Ltd.	1,722	43,285
Sumitomo Corp.	9,469	236,416
Toyota Tsusho Corp.	5,805	113,004
United Rentals, Inc.	448	289,735
WW Grainger, Inc.	294	265,259

		3,958,049

Transportation Infrastructure (0.1%)
Aena SME SA (m)	684	137,716
Aeroports de Paris SA	335	40,756
Auckland International Airport Ltd.	11,514	53,510
Getlink SE	2,614	43,252
Transurban Group	28,164	232,974

		508,208

Total Industrials		50,557,924

Information Technology (17.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,709	598,970
Cisco Systems, Inc.	27,263	1,295,265
F5, Inc.*	395	68,031
Juniper Networks, Inc.	2,188	79,774
Motorola Solutions, Inc.	1,123	433,534
Nokia OYJ	48,572	185,107
Telefonaktiebolaget LM Ericsson, Class B	25,267	156,861

		2,817,542

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	8,088	544,889
CDW Corp.	905	202,575
Corning, Inc.	5,191	201,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Halma plc	3,458	$118,286
Hamamatsu Photonics KK	1,340	35,880
Hexagon AB, Class B	18,910	213,471
Ibiden Co. Ltd.	1,069	43,507
Jabil, Inc.	812	88,337
Keyence Corp.	1,773	777,458
Keysight Technologies, Inc.*	1,175	160,681
Kyocera Corp.	11,694	134,573
Murata Manufacturing Co. Ltd.	15,696	324,085
Omron Corp.	1,620	55,671
Shimadzu Corp.	2,090	52,286
TDK Corp.	3,541	217,117
TE Connectivity Ltd.	2,062	310,187
Teledyne Technologies, Inc.*	319	123,766
Trimble, Inc.*	1,644	91,933
Yokogawa Electric Corp.	2,019	48,815
Zebra Technologies Corp., Class A*	346	106,890

		3,852,077

IT Services (0.6%)
Accenture plc, Class A	4,233	1,284,335
Akamai Technologies, Inc.*	1,026	92,422
Bechtle AG (x)	809	38,070
Capgemini SE	1,415	281,409
Cognizant Technology Solutions Corp., Class A	3,348	227,664
EPAM Systems, Inc.*	390	73,363
Fujitsu Ltd.	16,034	250,840
Gartner, Inc.*	523	234,858
GoDaddy, Inc., Class A*	949	132,585
International Business Machines Corp.	6,185	1,069,696
NEC Corp.	2,237	184,157
Nomura Research Institute Ltd.	3,439	96,636
NTT Data Group Corp.	5,748	84,385
Obic Co. Ltd.	625	80,567
Otsuka Corp.	2,016	38,731
SCSK Corp.	1,314	26,241
TIS, Inc.	1,849	35,833
VeriSign, Inc.*	583	103,657
Wix.com Ltd.*	486	77,308

		4,412,757

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*	10,882	1,765,169
Advantest Corp.	6,978	278,660
Analog Devices, Inc.	3,339	762,160
Applied Materials, Inc.	5,594	1,320,128
ASM International NV	428	326,265
ASML Holding NV	3,640	3,758,700
BE Semiconductor Industries NV	703	117,562
Broadcom, Inc.	2,924	4,694,570
Disco Corp.	839	318,308
Enphase Energy, Inc.*	916	91,334
First Solar, Inc.*	721	162,557
Infineon Technologies AG	11,895	437,010
Intel Corp.	28,662	887,662
KLA Corp.	907	747,831
Lam Research Corp.	880	937,068
Lasertec Corp.	734	164,647
Microchip Technology, Inc.	3,638	332,877
Micron Technology, Inc.	7,456	980,688
Monolithic Power Systems, Inc.	328	269,511
NVIDIA Corp.	165,618	20,460,448
NXP Semiconductors NV	1,721	463,104
ON Semiconductor Corp.*	2,897	198,589
Qorvo, Inc.*	650	75,426
QUALCOMM, Inc.	7,527	1,499,228
Renesas Electronics Corp.	13,630	254,911
Rohm Co. Ltd. (x)	2,870	38,352
SCREEN Holdings Co. Ltd.	754	67,953
Skyworks Solutions, Inc.	1,080	115,106
STMicroelectronics NV	6,167	243,477
SUMCO Corp. (x)	3,043	43,794
Teradyne, Inc.	1,051	155,853
Texas Instruments, Inc.	6,130	1,192,469
Tokyo Electron Ltd.	4,296	931,882

		44,093,299

Software (5.6%)
Adobe, Inc.*	3,016	1,675,509
ANSYS, Inc.*	588	189,042
Autodesk, Inc.*	1,440	356,328
Cadence Design Systems, Inc.*	1,832	563,798
Check Point Software Technologies Ltd.*	823	135,795
Crowdstrike Holdings, Inc., Class A*	1,553	595,094
CyberArk Software Ltd.*	388	106,087
Dassault Systemes SE	6,096	230,456
Fair Isaac Corp.*	166	247,117
Fortinet, Inc.*	4,269	257,293
Gen Digital, Inc.	3,710	92,676
Intuit, Inc.	1,885	1,238,841
Microsoft Corp.	50,041	22,365,825
Monday.com Ltd.*	341	82,099
Nemetschek SE	550	54,102
Nice Ltd.*	574	93,625
Oracle Corp.	380	26,217
Oracle Corp. (Moscow Stock Exchange)	10,733	1,515,500
Palo Alto Networks, Inc.*	2,175	737,347
PTC, Inc.*	806	146,426
Roper Technologies, Inc.	721	406,399
Sage Group plc (The)	9,150	125,901
Salesforce, Inc.	6,539	1,681,177
SAP SE	9,511	1,930,414
ServiceNow, Inc.*	1,380	1,085,604
Synopsys, Inc.*	1,027	611,127
Temenos AG (Registered)	631	43,544
Trend Micro, Inc.	1,236	50,173
Tyler Technologies, Inc.*	286	143,795
WiseTech Global Ltd.	1,519	101,636
Xero Ltd.*	1,318	119,928

		37,008,875

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	97,048	20,440,250
Brother Industries Ltd.	2,050	36,072
Canon, Inc. (x)	9,111	246,562
FUJIFILM Holdings Corp.	10,197	238,431
Hewlett Packard Enterprise Co.	8,753	185,301
HP, Inc.	5,811	203,501
Logitech International SA (Registered)	1,419	137,280
NetApp, Inc.	1,389	178,903
Ricoh Co. Ltd.	4,711	40,276
Seagate Technology Holdings plc	1,315	135,800
Seiko Epson Corp.	2,527	39,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Super Micro Computer, Inc.*	339	$277,760
Western Digital Corp.*	2,198	166,542

		22,325,928

Total Information Technology		114,510,478

Materials (2.5%)
Chemicals (1.3%)
Air Liquide SA	5,258	908,177
Air Products and Chemicals, Inc.	1,497	386,301
Akzo Nobel NV	1,554	94,496
Albemarle Corp. (x)	791	75,556
Arkema SA	570	49,537
Asahi Kasei Corp.	10,845	69,462
BASF SE	8,130	393,418
Celanese Corp.	677	91,321
CF Industries Holdings, Inc.	1,231	91,242
Clariant AG (Registered)	1,843	29,006
Corteva, Inc.	4,693	253,140
Covestro AG (m)*	1,729	101,472
Croda International plc	1,237	61,735
Dow, Inc.	4,735	251,192
DSM-Firmenich AG	1,694	191,578
DuPont de Nemours, Inc.	2,815	226,579
Eastman Chemical Co.	792	77,592
Ecolab, Inc.	1,711	407,218
EMS-Chemie Holding AG (Registered)	68	55,743
Evonik Industries AG	2,215	45,190
FMC Corp.	840	48,342
Givaudan SA (Registered)	85	403,027
ICL Group Ltd.	6,688	28,879
International Flavors & Fragrances, Inc.	1,726	164,332
Linde plc	3,237	1,420,428
LyondellBasell Industries NV, Class A	1,732	165,683
Mitsubishi Chemical Group Corp. (x)	11,762	65,291
Mitsui Chemicals, Inc.	1,601	44,182
Mosaic Co. (The)	2,164	62,540
Nippon Paint Holdings Co. Ltd.	8,170	53,217
Nippon Sanso Holdings Corp.	1,632	48,273
Nissan Chemical Corp.	1,225	38,808
Nitto Denko Corp.	1,308	103,329
Novonesis (Novozymes) B	3,399	207,975
OCI NV	913	22,284
Orica Ltd.	4,201	50,080
PPG Industries, Inc.	1,585	199,536
Sherwin-Williams Co. (The)	1,571	468,834
Shin-Etsu Chemical Co. Ltd.	16,409	636,207
Sika AG (Registered)	1,389	397,630
Syensqo SA	692	61,933
Symrise AG, Class A	1,210	148,116
Toray Industries, Inc.	11,956	56,588
Umicore SA	1,810	27,196
Yara International ASA	1,602	46,153

		8,828,818

Construction Materials (0.2%)
Heidelberg Materials AG	1,244	128,990
Holcim AG	4,748	420,764
James Hardie Industries plc (CHDI)*	3,968	125,206
Martin Marietta Materials, Inc.	415	224,847
Vulcan Materials Co.	890	221,325

		1,121,132

Containers & Packaging (0.1%)
Amcor plc	9,731	95,169
Avery Dennison Corp.	542	118,508
Ball Corp.	2,090	125,442
International Paper Co.	2,339	100,928
Packaging Corp. of America	600	109,536
SIG Group AG (x)	2,900	53,097
Smurfit Kappa Group plc (x)	2,378	105,943
Westrock Co.	1,738	87,352

		795,975

Metals & Mining (0.8%)
Anglo American plc	11,574	366,060
Antofagasta plc	3,592	95,808
ArcelorMittal SA	4,272	97,770
BHP Group Ltd.	46,193	1,315,199
BlueScope Steel Ltd.	3,830	52,199
Boliden AB	2,511	80,336
Endeavour Mining plc	1,588	33,845
Fortescue Ltd.	15,424	220,295
Freeport-McMoRan, Inc.	9,672	470,059
Glencore plc	94,457	538,627
JFE Holdings, Inc.	5,281	76,003
Mineral Resources Ltd.	1,627	58,523
Newmont Corp.	7,764	325,079
Nippon Steel Corp.	7,792	164,713
Norsk Hydro ASA	11,467	71,420
Northern Star Resources Ltd.	10,469	90,790
Nucor Corp.	1,614	255,141
Pilbara Minerals Ltd.	24,712	50,610
Rio Tinto Ltd.	3,381	268,400
Rio Tinto plc	10,268	675,078
South32 Ltd.	41,253	100,723
Steel Dynamics, Inc.	994	128,723
Sumitomo Metal Mining Co. Ltd.	2,341	70,976
voestalpine AG	926	25,011

		5,631,388

Paper & Forest Products (0.1%)
Holmen AB, Class B	781	30,742
Mondi plc	4,073	78,183
Stora Enso OYJ, Class R	5,382	73,518
Svenska Cellulosa AB SCA, Class B	5,571	82,285
UPM-Kymmene OYJ	4,862	169,851

		434,579

Total Materials		16,811,892

Real Estate (1.5%)
Diversified REITs (0.1%)
Covivio SA (REIT)	528	25,095
GPT Group (The) (REIT)	16,556	44,178
Land Securities Group plc (REIT)	6,116	47,895
Mirvac Group (REIT)	34,103	42,543
Nomura Real Estate Master Fund, Inc. (REIT) (x)	41	36,365
Stockland (REIT)	20,632	57,394

		253,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,060	$123,988
Healthpeak Properties, Inc. (REIT)	4,738	92,865
Ventas, Inc. (REIT)	2,725	139,683
Welltower, Inc. (REIT)	4,026	419,711

		776,247

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,747	85,351

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	32,319	61,015
Goodman Group (REIT)	15,568	360,893
Nippon Prologis REIT, Inc. (REIT)	24	37,442
Prologis, Inc. (REIT)	6,234	700,141
Segro plc (REIT)	11,579	131,470
Warehouses De Pauw CVA (REIT)	1,689	45,763

		1,336,724

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	973	59,898
Dexus (REIT)	9,296	40,185
Gecina SA (REIT)	444	40,869
Japan Real Estate Investment Corp. (REIT)	13	41,047
Nippon Building Fund, Inc. (REIT) (x)	15	52,489

		234,488

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	448	26,212
CapitaLand Investment Ltd.	22,867	44,857
CBRE Group, Inc., Class A*	2,031	180,982
CK Asset Holdings Ltd.	16,896	63,287
CoStar Group, Inc.*	2,749	203,811
Daito Trust Construction Co. Ltd.	568	58,551
Daiwa House Industry Co. Ltd.	5,105	129,362
Fastighets AB Balder, Class B*	5,728	39,246
Henderson Land Development Co. Ltd.	12,204	32,741
Hongkong Land Holdings Ltd.	9,554	30,859
Hulic Co. Ltd. (x)	3,327	29,457
LEG Immobilien SE	697	56,925
Mitsubishi Estate Co. Ltd.	10,252	160,576
Mitsui Fudosan Co. Ltd.	24,319	221,968
Nomura Real Estate Holdings, Inc.	1,109	27,785
Sagax AB, Class B	2,085	53,350
Sino Land Co. Ltd.	32,859	33,873
Sumitomo Realty & Development Co. Ltd.	2,658	77,994
Sun Hung Kai Properties Ltd.	13,196	114,148
Swire Pacific Ltd., Class A	3,581	31,641
Swire Properties Ltd.	10,170	16,201
Swiss Prime Site AG (Registered)	721	68,372
Vonovia SE	6,678	189,880
Wharf Holdings Ltd. (The) (x)	8,900	25,017
Wharf Real Estate Investment Co. Ltd.	13,963	37,013

		1,954,108

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	956	197,787
Camden Property Trust (REIT)	717	78,232
Equity Residential (REIT)	2,322	161,007
Essex Property Trust, Inc. (REIT)	432	117,590
Invitation Homes, Inc. (REIT)	3,877	139,146
Mid-America Apartment Communities, Inc. (REIT)	787	112,234
UDR, Inc. (REIT)	2,040	83,946

		889,942

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	46,705	68,198
Federal Realty Investment Trust (REIT)	508	51,293
Kimco Realty Corp. (REIT)	4,493	87,434
Klepierre SA (REIT)	2,030	54,307
Link REIT (REIT)	23,260	90,400
Realty Income Corp. (REIT)	5,863	309,684
Regency Centers Corp. (REIT)	1,107	68,855
Scentre Group (REIT)	47,317	98,483
Simon Property Group, Inc. (REIT)	2,194	333,049
Unibail-Rodamco-Westfield (REIT)	1,078	84,878
Vicinity Ltd. (REIT)	33,442	41,272

		1,287,853

Specialized REITs (0.5%)
American Tower Corp. (REIT)	3,144	611,131
Crown Castle, Inc. (REIT)	2,926	285,870
Digital Realty Trust, Inc. (REIT)	2,185	332,229
Equinix, Inc. (REIT)	639	483,468
Extra Space Storage, Inc. (REIT)	1,425	221,459
Iron Mountain, Inc. (REIT)	1,974	176,910
Public Storage (REIT)	1,065	306,347
SBA Communications Corp. (REIT)	723	141,925
VICI Properties, Inc. (REIT), Class A	7,024	201,167
Weyerhaeuser Co. (REIT)	4,908	139,338

		2,899,844

Total Real Estate		9,718,027

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA (x)	252	29,768
Alliant Energy Corp.	1,726	87,853
American Electric Power Co., Inc.	3,549	311,389
BKW AG	214	34,132
Chubu Electric Power Co., Inc.	5,615	66,344
CK Infrastructure Holdings Ltd.	5,285	29,846
CLP Holdings Ltd.	14,957	120,858
Constellation Energy Corp.	2,122	424,973
Duke Energy Corp.	5,196	520,795
Edison International	2,590	185,988
EDP – Energias de Portugal SA	28,581	107,100
Elia Group SA/NV	302	28,284
Endesa SA (x)	2,992	56,187
Enel SpA	74,079	515,201
Entergy Corp.	1,438	153,866
Evergy, Inc.	1,548	81,998
Eversource Energy	2,372	134,516
Exelon Corp.	6,733	233,029
FirstEnergy Corp.	3,487	133,448
Fortum OYJ	3,877	56,676
Iberdrola SA	52,653	683,150
Kansai Electric Power Co., Inc. (The)	6,413	107,700
Mercury NZ Ltd.	6,024	24,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	13,833	$979,515
NRG Energy, Inc.	1,404	109,315
Origin Energy Ltd.	15,691	113,677
Orsted A/S (m)*	1,723	91,693
PG&E Corp.	14,388	251,215
Pinnacle West Capital Corp.	765	58,431
Power Assets Holdings Ltd.	12,127	65,612
PPL Corp.	4,967	137,338
Redeia Corp. SA (x)	3,779	66,049
Southern Co. (The)	7,362	571,070
SSE plc	9,959	225,283
Terna – Rete Elettrica Nazionale	12,815	99,061
Tokyo Electric Power Co. Holdings, Inc.*	13,232	71,238
Verbund AG	650	51,269
Xcel Energy, Inc.	3,741	199,807

		7,217,762

Gas Utilities (0.1%)
APA Group	11,092	59,122
Atmos Energy Corp.	1,016	118,516
Hong Kong & China Gas Co. Ltd.	97,086	73,849
Osaka Gas Co. Ltd.	3,375	74,322
Snam SpA (x)	17,428	77,103
Tokyo Gas Co. Ltd.	3,329	71,488

		474,400

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,785	84,073
EDP Renovaveis SA	2,738	38,266
Meridian Energy Ltd.	11,186	42,856
RWE AG	5,759	197,055
Vistra Corp.	2,199	189,070

		551,320

Multi-Utilities (0.5%)
Ameren Corp.	1,795	127,642
CenterPoint Energy, Inc.	4,307	133,431
Centrica plc	46,135	78,673
CMS Energy Corp.	2,011	119,715
Consolidated Edison, Inc.	2,328	208,170
Dominion Energy, Inc.	5,643	276,507
DTE Energy Co.	1,393	154,637
E.ON SE	20,449	268,383
Engie SA	16,636	237,581
National Grid plc	43,761	488,239
NiSource, Inc.	3,018	86,948
Public Service Enterprise Group, Inc.	3,353	247,116
Sembcorp Industries Ltd.	7,500	26,604
Sempra	4,261	324,091
Veolia Environnement SA	6,277	187,688
WEC Energy Group, Inc.	2,126	166,806

		3,132,231

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,312	169,458
Severn Trent plc	2,490	74,913
United Utilities Group plc	6,279	77,992

		322,363

Total Utilities		11,698,076

Total Common Stocks (69.6%) (Cost $370,618,968)		459,252,236

EXCHANGE TRADED FUNDS (ETF):
Equity (4.9%)
SPDR S&P MidCap 400 ETF Trust (x)	60,130	32,174,360

Total Exchange Traded Funds (4.9%) (Cost $25,536,135)		32,174,360

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (11.2%)
U.S. Treasury Bonds 6.000%, 2/15/26	$857,100	875,028
6.125%, 11/15/27	1,896,100	1,996,217
5.250%, 11/15/28	1,649,300	1,707,124
U.S. Treasury Notes 4.625%, 6/30/25	2,713,600	2,700,543
5.000%, 8/31/25	5,306,100	5,301,537
2.250%, 11/15/25	338,700	326,544
4.500%, 11/15/25	309,100	307,193
1.625%, 2/15/26	1,602,600	1,521,976
0.750%, 5/31/26	1,177,000	1,091,487
1.500%, 8/15/26	2,167,700	2,028,504
0.875%, 9/30/26	544,400	501,073
2.000%, 11/15/26	3,908,200	3,677,572
1.250%, 12/31/26	827,900	763,299
1.500%, 1/31/27	990,600	916,775
2.250%, 2/15/27	1,962,300	1,850,013
1.875%, 2/28/27	497,800	464,385
2.375%, 5/15/27	2,289,900	2,156,778
2.250%, 8/15/27	5,527,100	5,165,659
2.250%, 11/15/27	3,255,500	3,029,723
3.875%, 12/31/27	994,200	975,564
2.750%, 2/15/28	2,037,000	1,920,990
3.625%, 3/31/28	1,835,600	1,784,971
3.500%, 4/30/28	1,531,500	1,482,021
2.875%, 5/15/28	881,000	832,526
3.625%, 5/31/28	846,000	822,261
4.000%, 6/30/28	517,500	509,896
2.875%, 8/15/28	137,000	129,125
4.375%, 8/31/28	1,527,100	1,525,990
4.625%, 9/30/28	845,400	853,062
4.875%, 10/31/28	166,300	169,519
3.125%, 11/15/28	2,244,400	2,132,258
4.375%, 11/30/28	826,000	826,353
3.750%, 12/31/28	1,383,100	1,348,626
4.000%, 1/31/29	1,038,600	1,023,342
2.625%, 2/15/29	693,400	643,167
4.250%, 2/28/29	1,030,700	1,026,748
4.625%, 4/30/29	1,997,500	2,021,750
2.375%, 5/15/29	704,000	643,302
4.500%, 5/31/29	1,318,200	1,328,132
1.500%, 2/15/30	473,100	406,454
0.625%, 5/15/30	1,183,500	957,564
0.625%, 8/15/30	1,464,800	1,174,898
0.875%, 11/15/30	1,636,700	1,325,266
1.625%, 5/15/31	1,207,500	1,014,699
1.250%, 8/15/31	1,243,400	1,010,331
1.375%, 11/15/31	801,300	652,664
1.875%, 2/15/32	2,614,500	2,198,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 5/15/32	$860,100	$776,173
2.750%, 8/15/32	945,400	842,689
4.125%, 11/15/32	887,100	873,764
3.500%, 2/15/33	451,900	424,336
3.375%, 5/15/33	1,235,000	1,146,909
3.875%, 8/15/33	1,067,700	1,029,382
4.500%, 11/15/33	475,500	480,962
4.000%, 2/15/34	1,565,000	1,522,820

Total U.S. Treasury Obligations		74,218,197

Total Long-Term Debt Securities (11.2%) (Cost $78,360,319)		74,218,197

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
Amplifon SpA* (Cost $—)	1,212	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (16.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	19,932,728	19,932,728
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	83,405,822	83,422,503
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		106,355,231

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (0.2%)
U.S. Treasury Bills 5.14%, 8/8/24 (p)	$1,223,300	1,216,528

Total Short-Term Investments (16.3%) (Cost $107,581,122)		107,571,759

Total Investments in Securities (102.0%) (Cost $582,096,544)		673,216,552
Other Assets Less Liabilities (-2.0%)		(13,209,298)

Net Assets (100%)		$660,007,254

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $77,803 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $1,768,466 or 0.3% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $31,651,551. This was collateralized by $9,426,746 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.480%, maturing 7/31/24 – 2/15/54 and by cash of $22,932,728 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.9
Finland	0.2
France	2.2
Germany	2.0
Hong Kong	0.4
Ireland	0.1
Israel	0.1
Italy	0.6
Japan	5.2
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.1
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.5
United Kingdom	2.4
United States	81.2
Cash and Other	(2.0)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	286	9/2024	EUR	15,087,929	(70,861)
MSCI EAFE E-Mini Index	6	9/2024	USD	702,960	(2,335)
Russell 2000 E-Mini Index	315	9/2024	USD	32,523,750	(284,148)
S&P 500 E-Mini Index	123	9/2024	USD	33,957,225	187,539
S&P 500 Micro E-Mini Index	6	9/2024	USD	165,645	2,173
TOPIX Index	80	9/2024	JPY	13,974,765	133,829
U.S. Treasury 2 Year Note	18	9/2024	USD	3,675,938	9,945
U.S. Treasury 5 Year Note	5	9/2024	USD	532,891	3,189
U.S. Treasury 10 Year Note	32	9/2024	USD	3,519,500	30,962

					10,293

Short Contracts
FTSE 100 Index	(76)	9/2024	GBP	(7,889,400)	40,872
SPI 200 Index	(94)	9/2024	AUD	(12,184,048)	(29,158)

					11,714

					22,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	49,268,883	USD	4,493,430	Bank of America	7/19/2024	123,140
SEK	106,379,294	USD	9,786,819	Bank of America	7/19/2024	258,487
USD	2,290,727	NOK	24,277,888	Bank of America	7/19/2024	15,852
USD	749,084	NOK	7,942,672	Barclays Bank plc	7/19/2024	4,843
USD	833,788	SEK	8,689,959	Barclays Bank plc	7/19/2024	13,203
USD	833,252	SEK	8,757,709	Deutsche Bank AG	7/19/2024	6,269
USD	189,110	SEK	1,977,343	JPMorgan Chase Bank	7/19/2024	2,391
USD	2,747,135	SEK	28,668,462	Morgan Stanley	7/19/2024	39,997
USD	1,440,322	NZD	2,356,818	Bank of America	7/25/2024	4,776
CHF	589,035	USD	654,582	Barclays Bank plc	8/8/2024	4,066
CHF	2,749,789	USD	3,059,179	Morgan Stanley	8/8/2024	15,579
USD	841,409	CHF	749,420	Deutsche Bank AG	8/8/2024	3,423
USD	1,877,052	EUR	1,740,804	Citibank NA	8/8/2024	9,348
USD	5,010,235	JPY	773,855,889	Citibank NA	8/16/2024	165,996
USD	8,345,406	JPY	1,288,363,438	Deutsche Bank AG	8/16/2024	280,414
USD	9,006,289	JPY	1,409,179,335	JPMorgan Chase Bank	8/16/2024	185,005
USD	955,221	GBP	751,420	Morgan Stanley	8/29/2024	4,932

Total unrealized appreciation						1,137,721

USD	4,495,931	SEK	49,302,234	Goldman Sachs International	7/19/2024	(159,637)
USD	4,270,304	SEK	46,342,008	JPMorgan Chase Bank	7/19/2024	(105,732)
NZD	3,139,534	USD	1,916,026	Bank of America	7/25/2024	(3,725)
NZD	19,860,439	USD	12,174,926	Goldman Sachs International	7/25/2024	(77,861)
CHF	2,835,684	USD	3,222,705	HSBC Bank plc	8/8/2024	(51,902)
EUR	3,188,822	USD	3,431,133	BNP Paribas	8/8/2024	(9,854)
EUR	22,364,989	USD	24,079,961	JPMorgan Chase Bank	8/8/2024	(84,619)
USD	12,018,403	CHF	10,760,797	Goldman Sachs International	8/8/2024	(14,100)
USD	4,507,652	CHF	4,068,742	HSBC Bank plc	8/8/2024	(41,932)
USD	6,234,066	EUR	5,814,606	Bank of America	8/8/2024	(4,411)
JPY	365,324,410	USD	2,347,757	Bank of America	8/16/2024	(60,873)
JPY	814,572,082	USD	5,140,313	Barclays Bank plc	8/16/2024	(41,196)
JPY	985,943,244	USD	6,386,466	JPMorgan Chase Bank	8/16/2024	(214,587)
JPY	184,510,773	USD	1,201,210	Morgan Stanley	8/16/2024	(46,196)
GBP	2,598,169	USD	3,295,211	Bank of America	8/29/2024	(9,419)
GBP	13,397,398	USD	16,993,796	Morgan Stanley	8/29/2024	(50,687)
USD	583,762	AUD	877,092	JPMorgan Chase Bank	9/19/2024	(2,564)
USD	3,398,966	AUD	5,108,408	Morgan Stanley	9/19/2024	(15,944)

Total unrealized depreciation						(995,239)

Net unrealized appreciation						142,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,076,655	$5,884,458	$—	$34,961,113
Consumer Discretionary	30,753,552	17,224,581	—	47,978,133
Consumer Staples	17,954,295	12,638,820	—	30,593,115
Energy	11,263,434	6,223,507	—	17,486,941
Financials	38,352,023	30,064,437	—	68,416,460
Health Care	36,346,211	20,173,866	—	56,520,077
Industrials	25,331,486	25,226,438	—	50,557,924
Information Technology	100,535,104	13,975,374	—	114,510,478
Materials	6,651,945	10,159,947	—	16,811,892
Real Estate	6,646,531	3,071,496	—	9,718,027
Utilities	6,980,726	4,717,350	—	11,698,076
Exchange Traded Funds	32,174,360	—	—	32,174,360
Forward Currency Contracts	—	1,137,721	—	1,137,721
Futures	408,509	—	—	408,509
Rights
Health Care	—	—	—	—
Short-Term Investments
Investment Companies	106,355,231	—	—	106,355,231
U.S. Treasury Obligation	—	1,216,528	—	1,216,528
U.S. Treasury Obligations	—	74,218,197	—	74,218,197

Total Assets	$448,830,062	$225,932,720	$—	$674,762,782

Liabilities:
Forward Currency Contracts	$—	$(995,239)	$—	$(995,239)
Futures	(386,502)	—	—	(386,502)

Total Liabilities	$(386,502)	$(995,239)	$—	$(1,381,741)

Total	$448,443,560	$224,937,481	$—	$673,381,041

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$44,096	*
Foreign exchange contracts	Receivables	1,137,721
Equity contracts	Receivables, Net assets – Unrealized appreciation	364,413	*

Total		$1,546,230

	Liability Derivatives
Foreign exchange contracts	Payables	(995,239)
Equity contracts	Payables, Net assets – Unrealized depreciation	(386,502	)*

Total		$(1,381,741)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$206,302	$—	$206,302
Foreign exchange contracts	—	786,591	786,591
Equity contracts	10,075,652	—	10,075,652

Total	$10,281,954	$786,591	$11,068,545

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(2,267)	$—	$(2,267)
Foreign exchange contracts	—	(646,555)	(646,555)
Equity contracts	(3,921,970)	—	(3,921,970)

Total	$(3,924,237)	$(646,555)	$(4,570,792)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$106,674,000
Average notional value of contracts – short	11,810,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$81,202,000
Average settlement value sold – in USD	74,239,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$402,255	$(78,428)	$—	$323,827
Barclays Bank plc	22,112	(22,112)	—	—
Citibank NA	175,344	—	—	175,344
Deutsche Bank AG	290,106	—	—	290,106
JPMorgan Chase Bank	187,396	(187,396)	—	—
Morgan Stanley	60,508	(60,508)	—	—

Total	$1,137,721	$(348,444)	$—	$789,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$78,428	$(78,428)	$—	$—
Barclays Bank plc	41,196	(22,112)	—	19,084
BNP Paribas	9,854	—	—	9,854
Goldman Sachs International	251,598	—	—	251,598
HSBC Bank plc	93,834	—	—	93,834
JPMorgan Chase Bank	407,502	(187,396)	—	220,106
Morgan Stanley	112,827	(60,508)	—	52,319

Total	$995,239	$(348,444)	$—	$646,795

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$118,620,698
Long-term U.S. government debt securities	17,063,643

$135,684,341

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,332,270
Long-term U.S. government debt securities	17,335,968

$21,668,238

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,356,764
Aggregate gross unrealized depreciation	(28,359,763)

Net unrealized appreciation	$85,997,001

Federal income tax cost of investments in securities and derivative instruments, if applicable	$587,384,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $582,096,544)	$673,216,552
Cash	425,284
Foreign cash (Cost $409,810)	407,575
Cash held as collateral at broker for futures	2,713,208
Due from broker for futures variation margin	3,918,308
Dividends, interest and other receivables	1,637,811
Receivable for Portfolio shares sold	1,336,723
Receivable for securities sold	1,170,462
Unrealized appreciation on forward foreign currency contracts	1,137,721
Securities lending income receivable	7,068
Other assets	7,407

Total assets	685,978,119

LIABILITIES
Payable for return of collateral on securities loaned	22,932,728
Payable for securities purchased	1,327,263
Unrealized depreciation on forward foreign currency contracts	995,239
Investment management fees payable	379,193
Distribution fees payable – Class IB	133,361
Payable for Portfolio shares repurchased	90,085
Administrative fees payable	67,380
Accrued expenses	45,616

Total liabilities	25,970,865

Commitments and contingent liabilities^
NET ASSETS	$660,007,254

Net assets were comprised of:
Paid in capital	$557,723,061
Total distributable earnings (loss)	102,284,193

Net assets	$660,007,254

Class IB
Net asset value, offering and redemption price per share, $660,007,254 / 50,734,918 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.01

(x)	Includes value of securities on loan of $31,651,551.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $319,176 foreign withholding tax)	$7,253,135
Interest	1,093,490
Securities lending (net)	44,919

Total income	8,391,544

EXPENSES
Investment management fees	2,237,498
Distribution fees – Class IB	745,833
Administrative fees	377,621
Professional fees	36,217
Printing and mailing expenses	31,081
Custodian fees	28,692
Trustees’ fees	9,515
Miscellaneous	9,027

Gross expenses	3,475,484
Less: Waiver from investment manager	(137,121)

Net expenses	3,338,363

NET INVESTMENT INCOME (LOSS)	5,053,181

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,660,231)
Futures contracts	10,281,954
Forward foreign currency contracts	786,591
Foreign currency transactions	72,252

Net realized gain (loss)	9,480,566

Change in unrealized appreciation (depreciation) on:
Investments in securities	42,171,318
Futures contracts	(3,924,237)
Forward foreign currency contracts	(646,555)
Foreign currency translations	(102,993)

Net change in unrealized appreciation (depreciation)	37,497,533

NET REALIZED AND UNREALIZED GAIN (LOSS)	46,978,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,031,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,053,181	$6,533,554
Net realized gain (loss)	9,480,566	332,014
Net change in unrealized appreciation (depreciation)	37,497,533	64,131,572

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,031,280	70,997,140

Distributions to shareholders:
Class IB	—	(4,854,868)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,329,684 and 10,573,167 shares, respectively ]	79,397,852	118,212,444
Capital shares issued in reinvestment of dividends [ 0 and 414,791 shares, respectively ]	—	4,854,868
Capital shares repurchased [ (1,174,128) and (2,723,130) shares, respectively ]	(14,642,806)	(30,174,944)

Total Class IB transactions	64,755,046	92,892,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	64,755,046	92,892,368

TOTAL INCREASE (DECREASE) IN NET ASSETS	116,786,326	159,034,640
NET ASSETS:
Beginning of period	543,220,928	384,186,288

End of period	$660,007,254	$543,220,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.92		$10.30		$12.40		$11.06		$10.92		$9.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.16		0.08		0.01		—	#	0.12
Net realized and unrealized gain (loss)	0.98		1.57		(2.11)		1.91		0.28		1.73

Total from investment operations	1.09		1.73		(2.03)		1.92		0.28		1.85

Less distributions:
Dividends from net investment income	—		(0.11)		(0.02)		(0.02)		(0.06)		(0.08)
Distributions from net realized gains	—		—		(0.05)		(0.56)		(0.08)		(0.15)

Total dividends and distributions	—		(0.11)		(0.07)		(0.58)		(0.14)		(0.23)

Net asset value, end of period	$13.01		$11.92		$10.30		$12.40		$11.06		$10.92

Total return (b)	9.14%		16.81%		(16.42)%		17.37%		2.70%		19.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$660,007		$543,221		$384,186		$418,591		$283,047		$198,981
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.10	%(o)	1.11	%(o)	1.09	%(o)
Before waivers (a)(f)	1.16%		1.17%		1.19%		1.15%		1.18%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.69%		1.45%		0.77%		0.06%		0.03%		1.20%
Before waivers (a)(f)(x)	1.65%		1.39%		0.74%		0.01%		(0.04)%		1.09%
Portfolio turnover rate^	4	%(z)	6%		31%		7%		22%		56%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	61,990	$1,184,629
BT Group plc	75,481	133,916
Cellnex Telecom SA (m)	5,772	187,733
Deutsche Telekom AG (Registered)	37,819	950,993
Elisa OYJ	1,660	76,160
HKT Trust & HKT Ltd.	41,715	46,795
Infrastrutture Wireless Italiane SpA (m)	3,879	40,504
Koninklijke KPN NV	46,070	176,632
Nippon Telegraph & Telephone Corp.	348,694	328,993
Orange SA	21,730	217,684
Singapore Telecommunications Ltd.	96,336	195,372
Spark New Zealand Ltd.	21,168	53,637
Swisscom AG (Registered)	302	169,916
Telecom Italia SpA (x)*	116,271	27,830
Telefonica SA	53,691	227,701
Telenor ASA	7,348	83,755
Telia Co. AB	27,528	73,839
Telstra Group Ltd.	47,189	113,957
Verizon Communications, Inc.	36,392	1,500,806

		5,790,852

Entertainment (0.7%)
Bollore SE	8,313	48,787
Capcom Co. Ltd.	4,086	77,027
CTS Eventim AG & Co. KGaA	728	60,735
Electronic Arts, Inc.	2,103	293,011
Konami Group Corp.	1,197	86,153
Live Nation Entertainment, Inc.*	1,231	115,394
Netflix, Inc.*	3,725	2,513,928
Nexon Co. Ltd. (x)	3,961	73,242
Nintendo Co. Ltd.	12,081	642,458
Sea Ltd. (ADR)*	4,274	305,249
Take-Two Interactive Software, Inc.*	1,373	213,488
Toho Co. Ltd.	1,322	38,652
Universal Music Group NV	9,603	285,699
Walt Disney Co. (The)	15,761	1,564,910
Warner Bros Discovery, Inc.*	19,278	143,428

		6,462,161

Interactive Media & Services (3.0%)
Alphabet, Inc., Class A	50,784	9,250,306
Alphabet, Inc., Class C	42,249	7,749,312
Auto Trader Group plc (m)	10,515	106,496
CAR Group Ltd.	4,181	98,317
LY Corp.	31,155	75,307
Match Group, Inc.*	2,297	69,783
Meta Platforms, Inc., Class A	18,946	9,552,952
REA Group Ltd.	617	80,945
Scout24 SE (m)	875	66,720
SEEK Ltd.	4,157	59,234

		27,109,372

Media (0.3%)
Charter Communications, Inc., Class A*	847	253,219
Comcast Corp., Class A	33,840	1,325,175
Dentsu Group, Inc. (x)	2,345	59,073
Fox Corp., Class A	1,998	68,671
Fox Corp., Class B	1,141	36,535
Informa plc	15,883	171,825
Interpublic Group of Cos., Inc. (The)	3,263	94,921
News Corp., Class A	3,278	90,374
News Corp., Class B	989	28,078
Omnicom Group, Inc.	1,693	151,862
Paramount Global, Class B	4,274	44,407
Publicis Groupe SA	2,671	284,277
Vivendi SE	8,412	87,890
WPP plc	12,586	115,252

		2,811,559

Wireless Telecommunication Services (0.3%)
KDDI Corp.	17,476	462,073
SoftBank Corp.	33,279	406,343
SoftBank Group Corp.	11,981	773,712
Tele2 AB, Class B	6,261	63,029
T-Mobile US, Inc.	4,458	785,411
Vodafone Group plc	268,628	236,886

		2,727,454

Total Communication Services		44,901,398

Consumer Discretionary (6.7%)
Automobile Components (0.1%)
Aisin Corp.	1,755	57,191
Aptiv plc*	2,352	165,628
BorgWarner, Inc.	1,970	63,513
Bridgestone Corp. (x)	6,638	260,833
Cie Generale des Etablissements Michelin SCA	7,927	306,553
Continental AG	1,284	72,743
Denso Corp.	22,074	342,724
Koito Manufacturing Co. Ltd.	2,378	32,797
Sumitomo Electric Industries Ltd.	8,316	129,348

		1,431,330

Automobiles (1.3%)
Bayerische Motoren Werke AG	3,722	352,289
Bayerische Motoren Werke AG (Preference) (q)	688	60,750
Dr Ing hc F Porsche AG (Preference) (q)§	1,329	98,947
Ferrari NV	1,471	599,742
Ford Motor Co.	33,903	425,144
General Motors Co.	9,864	458,282
Honda Motor Co. Ltd.	52,392	560,099
Isuzu Motors Ltd.	6,790	89,934
Mazda Motor Corp.	6,675	64,555
Mercedes-Benz Group AG	9,362	647,394
Nissan Motor Co. Ltd. (x)	27,406	92,989
Porsche Automobil Holding SE (Preference) (q)	1,787	80,781
Renault SA	2,243	114,918
Stellantis NV (Euronext Paris)	9,499	187,956
Stellantis NV (Italian Stock Exchange)	16,354	323,489
Subaru Corp.	7,013	148,638
Suzuki Motor Corp.	18,356	211,181
Tesla, Inc.*	23,988	4,746,745
Toyota Motor Corp.	123,658	2,528,652
Volkswagen AG	344	41,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG (Preference) (q)	2,406	$271,585
Volvo Car AB, Class B*	8,692	26,886
Yamaha Motor Co. Ltd. (x)	10,376	96,028

		12,228,282

Broadline Retail (1.9%)
Amazon.com, Inc.*	79,175	15,300,569
eBay, Inc.	4,375	235,025
Etsy, Inc.*	1,011	59,629
Global-e Online Ltd.*	1,164	42,218
Next plc	1,409	160,942
Pan Pacific International Holdings Corp.	4,407	103,101
Prosus NV	16,541	589,187
Rakuten Group, Inc. (x)*	17,514	90,340
Wesfarmers Ltd.	13,241	575,740

		17,156,751

Distributors (0.0%)†
D’ieteren Group	251	53,251
Genuine Parts Co.	1,204	166,537
LKQ Corp.	2,306	95,907
Pool Corp.	331	101,726

		417,421

Diversified Consumer Services (0.0%)†
Pearson plc	7,127	89,264

Hotels, Restaurants & Leisure (1.2%)
Accor SA	2,263	92,822
Airbnb, Inc., Class A*	3,817	578,772
Amadeus IT Group SA	5,258	349,914
Aristocrat Leisure Ltd.	6,673	221,510
Booking Holdings, Inc.	293	1,160,719
Caesars Entertainment, Inc.*	1,871	74,354
Carnival Corp.*	8,733	163,482
Chipotle Mexican Grill, Inc.*	11,800	739,270
Compass Group plc	19,872	542,596
Darden Restaurants, Inc.	1,032	156,162
Delivery Hero SE (m)*	2,239	53,113
Domino’s Pizza, Inc.	302	155,932
Entain plc	7,456	59,378
Evolution AB (m)	2,147	223,633
Expedia Group, Inc.*	1,098	138,337
Flutter Entertainment plc*	2,071	378,687
Galaxy Entertainment Group Ltd.	25,465	118,699
Genting Singapore Ltd.	70,727	45,117
Hilton Worldwide Holdings, Inc.	2,162	471,748
InterContinental Hotels Group plc	1,904	200,394
La Francaise des Jeux SAEM (m)	1,226	41,753
Las Vegas Sands Corp.	3,156	139,653
Lottery Corp. Ltd. (The)	25,971	87,839
Marriott International, Inc., Class A	2,074	501,431
McDonald’s Corp.	6,231	1,587,908
McDonald’s Holdings Co. Japan Ltd. (x)	1,006	39,642
MGM Resorts International*	2,170	96,435
Norwegian Cruise Line Holdings Ltd.*	3,709	69,692
Oriental Land Co. Ltd.	12,703	353,874
Royal Caribbean Cruises Ltd.*	2,047	326,353
Sands China Ltd.*	28,393	59,193
Sodexo SA	1,032	92,838
Starbucks Corp.	9,793	762,385
Whitbread plc	2,153	80,968
Wynn Resorts Ltd.	816	73,032
Yum! Brands, Inc.	2,435	322,540
Zensho Holdings Co. Ltd. (x)	1,104	42,200

		10,602,375

Household Durables (0.4%)
Barratt Developments plc	11,372	67,880
Berkeley Group Holdings plc	1,237	71,742
DR Horton, Inc.	2,562	361,063
Garmin Ltd.	1,329	216,521
Lennar Corp., Class A	2,117	317,275
Mohawk Industries, Inc.*	458	52,024
NVR, Inc.*	27	204,891
Panasonic Holdings Corp.	27,214	222,766
Persimmon plc	3,730	63,748
PulteGroup, Inc.	1,819	200,272
SEB SA	284	29,077
Sekisui Chemical Co. Ltd.	4,495	62,191
Sekisui House Ltd.	7,002	155,063
Sony Group Corp.	14,565	1,234,798
Taylor Wimpey plc	41,296	74,205

		3,333,516

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	7,034	137,279
Hasbro, Inc.	1,131	66,163
Shimano, Inc.	897	138,517

		341,959

Specialty Retail (1.0%)
AutoZone, Inc.*	150	444,615
Avolta AG	1,068	41,486
Bath & Body Works, Inc.	1,934	75,523
Best Buy Co., Inc.	1,665	140,343
CarMax, Inc.*	1,361	99,816
Fast Retailing Co. Ltd.	2,087	526,128
H & M Hennes & Mauritz AB, Class B	6,699	105,962
Home Depot, Inc. (The)	8,568	2,949,448
Industria de Diseno Textil SA	12,728	631,936
JD Sports Fashion plc	30,240	45,680
Kingfisher plc	21,848	68,714
Lowe’s Cos., Inc.	4,947	1,090,616
Nitori Holdings Co. Ltd.	944	99,686
O’Reilly Automotive, Inc.*	509	537,534
Ross Stores, Inc.	2,899	421,283
TJX Cos., Inc. (The)	9,791	1,077,989
Tractor Supply Co.	932	251,640
Ulta Beauty, Inc.*	414	159,750
Zalando SE (m)*	2,616	61,327
ZOZO, Inc.	1,565	39,181

		8,868,657

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,891	451,612
Asics Corp.	7,600	116,251
Burberry Group plc	4,184	46,427
Cie Financiere Richemont SA (Registered)	6,273	979,229
Deckers Outdoor Corp.*	222	214,885
Hermes International SCA	370	847,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kering SA	869	$315,027
Lululemon Athletica, Inc.*	991	296,012
LVMH Moet Hennessy Louis Vuitton SE	3,216	2,457,763
Moncler SpA	2,566	156,804
NIKE, Inc., Class B	10,474	789,425
Pandora A/S	957	144,432
Puma SE	1,232	56,563
Ralph Lauren Corp.	338	59,170
Swatch Group AG (The)	338	69,240
Swatch Group AG (The) (Registered)	614	25,081
Tapestry, Inc.	1,987	85,024

		7,110,923

Total Consumer Discretionary		61,580,478

Consumer Staples (4.3%)
Beverages (0.9%)
Anheuser-Busch InBev SA/NV	10,485	607,709
Asahi Group Holdings Ltd. (x)	5,611	197,914
Brown-Forman Corp., Class B	1,548	66,858
Carlsberg A/S, Class B	1,115	133,789
Coca-Cola Co. (The)	33,520	2,133,548
Coca-Cola Europacific Partners plc	2,410	175,617
Coca-Cola HBC AG	2,541	86,662
Constellation Brands, Inc., Class A	1,392	358,134
Davide Campari-Milano NV	7,183	67,880
Diageo plc	25,962	817,018
Heineken Holding NV	1,512	119,260
Heineken NV	3,361	325,031
Keurig Dr Pepper, Inc.	9,024	301,402
Kirin Holdings Co. Ltd. (x)	9,111	117,391
Molson Coors Beverage Co., Class B	1,572	79,905
Monster Beverage Corp.*	6,132	306,293
PepsiCo, Inc.	11,886	1,960,358
Pernod Ricard SA	2,387	323,890
Remy Cointreau SA	269	22,442
Suntory Beverage & Food Ltd. (x)	1,618	57,393
Treasury Wine Estates Ltd.	9,468	78,572

		8,337,066

Consumer Staples Distribution & Retail (1.0%)
Aeon Co. Ltd.	7,647	163,454
Carrefour SA	6,617	93,541
Coles Group Ltd.	15,632	177,591
Costco Wholesale Corp.	3,834	3,258,862
Dollar General Corp.	1,899	251,105
Dollar Tree, Inc.*	1,792	191,332
Endeavour Group Ltd.	17,763	59,841
J Sainsbury plc	19,411	62,570
Jeronimo Martins SGPS SA	3,304	64,576
Kesko OYJ, Class B	3,187	55,941
Kobe Bussan Co. Ltd. (x)	1,728	38,493
Koninklijke Ahold Delhaize NV	11,018	325,554
Kroger Co. (The)	5,787	288,945
MatsukiyoCocokara & Co.	3,955	56,784
Seven & i Holdings Co. Ltd.	26,085	317,774
Sysco Corp.	4,305	307,334
Target Corp.	4,000	592,160
Tesco plc	82,147	317,757
Walgreens Boots Alliance, Inc.	6,191	74,880
Walmart, Inc.	36,931	2,500,598
Woolworths Group Ltd.	14,256	321,349

		9,520,441

Food Products (0.9%)
Ajinomoto Co., Inc.	5,459	191,399
Archer-Daniels-Midland Co.	4,275	258,424
Associated British Foods plc	3,949	123,500
Barry Callebaut AG (Registered)	42	68,438
Bunge Global SA	1,224	130,687
Campbell Soup Co.	1,701	76,868
Chocoladefabriken Lindt & Spruengli AG	11	128,432
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	115,532
Conagra Brands, Inc.	4,133	117,460
Danone SA	7,514	459,330
General Mills, Inc.	4,881	308,772
Hershey Co. (The)	1,276	234,567
Hormel Foods Corp.	2,510	76,530
J M Smucker Co. (The)	918	100,099
JDE Peet’s NV	1,422	28,326
Kellanova	2,276	131,280
Kerry Group plc (London Stock Exchange), Class A	1,404	113,673
Kerry Group plc (Turquoise Stock Exchange), Class A	420	34,027
Kikkoman Corp.	7,880	91,270
Kraft Heinz Co. (The)	6,824	219,869
Lamb Weston Holdings, Inc.	1,248	104,932
Lotus Bakeries NV	5	51,566
McCormick & Co., Inc. (Non-Voting)	2,176	154,365
Meiji Holdings Co. Ltd.	2,786	60,070
Mondelez International, Inc., Class A	11,597	758,908
Mowi ASA	5,431	90,390
Nestle SA (Registered)	31,143	3,179,293
Nissin Foods Holdings Co. Ltd.	2,371	60,156
Orkla ASA	8,180	66,462
Salmar ASA	770	40,530
Tyson Foods, Inc., Class A	2,473	141,307
WH Group Ltd. (m)	97,515	64,185
Wilmar International Ltd.	22,161	50,663
Yakult Honsha Co. Ltd. (x)	2,997	53,582

		7,884,892

Household Products (0.6%)
Church & Dwight Co., Inc.	2,114	219,179
Clorox Co. (The)	1,074	146,569
Colgate-Palmolive Co.	7,093	688,305
Essity AB, Class B	7,111	182,086
Henkel AG & Co. KGaA	1,213	95,416
Henkel AG & Co. KGaA (Preference) (q)	1,975	176,021
Kimberly-Clark Corp.	2,911	402,300
Procter & Gamble Co. (The)	20,405	3,365,192
Reckitt Benckiser Group plc	8,245	446,292
Unicharm Corp.	4,734	152,033

		5,873,393

Personal Care Products (0.5%)
Beiersdorf AG	1,176	171,976
Estee Lauder Cos., Inc. (The), Class A	2,015	214,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Haleon plc	79,934	$325,970
Kao Corp. (x)	5,434	220,346
Kenvue, Inc.	16,555	300,970
L’Oreal SA	2,807	1,232,674
Shiseido Co. Ltd.	4,694	133,856
Unilever plc	13,364	733,928
Unilever plc (London Stock Exchange)	15,856	870,893

		4,205,009

Tobacco (0.4%)
Altria Group, Inc.	14,850	676,418
British American Tobacco plc	23,430	719,714
Imperial Brands plc	9,579	245,082
Japan Tobacco, Inc. (x)	13,976	377,697
Philip Morris International, Inc.	13,615	1,379,608

		3,398,519

Total Consumer Staples		39,219,320

Energy (2.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	8,628	303,447
Halliburton Co.	7,654	258,552
Schlumberger NV	12,357	583,003
Tenaris SA	5,510	84,679

		1,229,681

Oil, Gas & Consumable Fuels (2.3%)
Aker BP ASA	3,687	93,997
Ampol Ltd.	2,781	59,997
APA Corp.	3,113	91,647
BP plc	196,254	1,178,898
Chevron Corp.	14,818	2,317,832
ConocoPhillips	10,111	1,156,496
Coterra Energy, Inc.	6,434	171,595
Devon Energy Corp.	5,464	258,994
Diamondback Energy, Inc.	1,542	308,693
ENEOS Holdings, Inc.	33,667	172,970
Eni SpA	24,915	383,004
EOG Resources, Inc.	4,969	625,448
EQT Corp.	3,818	141,190
Equinor ASA	10,514	299,310
Exxon Mobil Corp.	38,784	4,464,814
Galp Energia SGPS SA	5,423	114,529
Hess Corp.	2,389	352,425
Idemitsu Kosan Co. Ltd.	10,565	68,391
Inpex Corp. (x)	11,005	161,905
Kinder Morgan, Inc.	16,693	331,690
Marathon Oil Corp.	4,876	139,795
Marathon Petroleum Corp.	3,046	528,420
Neste OYJ	4,937	87,901
Occidental Petroleum Corp.	5,749	362,359
OMV AG	1,718	74,810
ONEOK, Inc.	5,046	411,501
Phillips 66	3,665	517,388
Repsol SA (x)	14,208	224,209
Santos Ltd.	37,905	193,694
Shell plc	74,687	2,675,631
Targa Resources Corp.	1,917	246,871
TotalEnergies SE	25,055	1,672,479
Valero Energy Corp.	2,827	443,161
Williams Cos., Inc. (The)	10,537	447,822
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,947	337,747
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	79,116

		21,196,729

Total Energy		22,426,410

Financials (9.6%)
Banks (3.7%)
ABN AMRO Bank NV (CVA) (m)	5,050	83,017
AIB Group plc	19,862	104,995
ANZ Group Holdings Ltd.	35,092	661,095
Banco Bilbao Vizcaya Argentaria SA	68,119	682,247
Banco BPM SpA	15,028	96,791
Banco de Sabadell SA	63,481	122,407
Banco Santander SA	184,663	856,421
Bank Hapoalim BM	14,824	130,728
Bank Leumi Le-Israel BM	17,773	144,454
Bank of America Corp.	58,822	2,339,351
Bank of Ireland Group plc	12,143	127,028
Banque Cantonale Vaudoise (Registered)	351	37,251
Barclays plc	175,384	463,137
BNP Paribas SA	12,050	768,231
BOC Hong Kong Holdings Ltd.	43,120	132,799
CaixaBank SA	43,779	231,753
Chiba Bank Ltd. (The)	6,150	54,738
Citigroup, Inc.	16,491	1,046,519
Citizens Financial Group, Inc.	3,934	141,742
Commerzbank AG	12,304	186,915
Commonwealth Bank of Australia	19,523	1,658,971
Concordia Financial Group Ltd.	12,245	72,013
Credit Agricole SA	12,360	168,639
Danske Bank A/S	8,050	239,862
DBS Group Holdings Ltd.	23,451	618,961
DNB Bank ASA	9,902	194,479
Erste Group Bank AG	3,930	186,199
Fifth Third Bancorp	5,914	215,802
FinecoBank Banca Fineco SpA	7,130	106,291
Hang Seng Bank Ltd.	8,959	115,185
HSBC Holdings plc	220,219	1,903,833
Huntington Bancshares, Inc.	12,530	165,145
ING Groep NV	38,544	658,891
Intesa Sanpaolo SpA	170,660	634,389
Israel Discount Bank Ltd., Class A	14,434	71,803
Japan Post Bank Co. Ltd.	16,876	159,383
JPMorgan Chase & Co.	24,827	5,021,509
KBC Group NV	2,922	206,222
KeyCorp	8,152	115,840
Lloyds Banking Group plc	739,077	511,418
M&T Bank Corp.	1,443	218,412
Mediobanca Banca di Credito Finanziario SpA (x)	5,951	87,249
Mitsubishi UFJ Financial Group, Inc.	129,468	1,391,324
Mizrahi Tefahot Bank Ltd.	1,808	61,077
Mizuho Financial Group, Inc.	28,100	586,486
National Australia Bank Ltd.	36,204	875,016
NatWest Group plc	76,363	300,982
Nordea Bank Abp	36,821	438,303
Oversea-Chinese Banking Corp. Ltd.	40,008	425,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc. (The)	3,440	$534,851
Regions Financial Corp.	7,918	158,677
Resona Holdings, Inc.	24,639	163,020
Shizuoka Financial Group, Inc.	5,165	49,567
Skandinaviska Enskilda Banken AB, Class A	18,519	273,443
Societe Generale SA	8,434	197,990
Standard Chartered plc	25,762	233,171
Sumitomo Mitsui Financial Group, Inc.	14,574	971,509
Sumitomo Mitsui Trust Holdings, Inc.	7,662	174,775
Svenska Handelsbanken AB, Class A	17,023	162,135
Swedbank AB, Class A	9,909	203,902
Truist Financial Corp.	11,569	449,456
UniCredit SpA	17,662	654,558
United Overseas Bank Ltd.	15,243	352,185
US Bancorp	13,491	535,593
Wells Fargo & Co.	30,141	1,790,074
Westpac Banking Corp.	40,527	736,178

		33,462,136

Capital Markets (1.8%)
3i Group plc	11,360	440,283
Ameriprise Financial, Inc.	859	366,956
Amundi SA (m)	675	43,554
ASX Ltd.	2,262	90,539
Bank of New York Mellon Corp. (The)	6,465	387,189
BlackRock, Inc.	1,208	951,083
Blackstone, Inc.	6,178	764,836
Cboe Global Markets, Inc.	909	154,584
Charles Schwab Corp. (The)	12,907	951,117
CME Group, Inc.	3,113	612,016
Daiwa Securities Group, Inc.	15,569	118,734
Deutsche Bank AG (Registered)	22,115	353,082
Deutsche Boerse AG	2,217	453,728
EQT AB	4,358	128,779
Euronext NV (m)	937	86,801
FactSet Research Systems, Inc.	330	134,729
Franklin Resources, Inc.	2,593	57,954
Futu Holdings Ltd. (ADR)*	638	41,856
Goldman Sachs Group, Inc. (The)	2,788	1,261,068
Hargreaves Lansdown plc	4,151	59,399
Hong Kong Exchanges & Clearing Ltd.	14,066	450,671
Intercontinental Exchange, Inc.	4,959	678,837
Invesco Ltd.	3,889	58,179
Japan Exchange Group, Inc.	5,741	133,882
Julius Baer Group Ltd.	2,404	134,321
KKR & Co., Inc.	5,754	605,551
London Stock Exchange Group plc	5,312	631,200
Macquarie Group Ltd.	4,245	579,649
MarketAxess Holdings, Inc.	328	65,774
Moody’s Corp.	1,358	571,623
Morgan Stanley	10,819	1,051,499
MSCI, Inc.	685	329,999
Nasdaq, Inc.	3,290	198,255
Nomura Holdings, Inc.	35,062	200,927
Northern Trust Corp.	1,769	148,561
Partners Group Holding AG	265	340,375
Raymond James Financial, Inc.	1,613	199,383
S&P Global, Inc.	2,767	1,234,082
SBI Holdings, Inc.	3,195	80,764
Schroders plc	9,405	43,252
Singapore Exchange Ltd.	9,648	67,451
State Street Corp.	2,605	192,770
T. Rowe Price Group, Inc.	1,931	222,664
UBS Group AG (Registered)	38,367	1,129,509

		16,807,465

Consumer Finance (0.2%)
American Express Co.	4,913	1,137,605
Capital One Financial Corp.	3,303	457,300
Discover Financial Services	2,167	283,465
Synchrony Financial	3,472	163,844

		2,042,214

Financial Services (1.9%)
Adyen NV (m)*	254	302,814
Berkshire Hathaway, Inc., Class B*	15,652	6,367,234
Corpay, Inc.*	608	161,977
Edenred SE	2,912	122,904
Eurazeo SE	533	42,440
EXOR NV	1,160	121,373
Fidelity National Information Services, Inc.	4,809	362,406
Fiserv, Inc.*	5,058	753,844
Global Payments, Inc.	2,207	213,417
Groupe Bruxelles Lambert NV	1,027	73,306
Industrivarden AB, Class A	1,439	48,958
Industrivarden AB, Class C	1,837	61,979
Investor AB, Class B	20,196	552,965
Jack Henry & Associates, Inc.	630	104,593
L E Lundbergforetagen AB, Class B	887	43,852
M&G plc	26,380	68,028
Mastercard, Inc., Class A	7,098	3,131,354
Mitsubishi HC Capital, Inc.	9,396	62,021
Nexi SpA (m)*	6,891	42,021
ORIX Corp.	13,479	297,579
PayPal Holdings, Inc.*	9,044	524,823
Sofina SA	180	41,099
Visa, Inc., Class A	13,609	3,571,954
Washington H Soul Pattinson & Co. Ltd.	2,738	59,946
Wise plc, Class A*	7,174	61,803

		17,194,690

Insurance (2.0%)
Admiral Group plc	3,038	100,425
Aegon Ltd.	15,882	98,107
Aflac, Inc.	4,470	399,216
Ageas SA/NV (x)	1,864	85,200
AIA Group Ltd.	131,141	890,054
Allianz SE (Registered)	4,569	1,269,778
Allstate Corp. (The)	2,282	364,344
American International Group, Inc.	5,738	425,989
Aon plc, Class A	1,880	551,930
Arch Capital Group Ltd.*	3,233	326,177
Arthur J Gallagher & Co.	1,889	489,837
ASR Nederland NV	1,849	88,138
Assicurazioni Generali SpA	11,903	296,890
Assurant, Inc.	449	74,646
Aviva plc	31,600	190,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
AXA SA	21,191	$693,771
Baloise Holding AG (Registered)	534	94,027
Brown & Brown, Inc.	2,047	183,022
Chubb Ltd.	3,511	895,586
Cincinnati Financial Corp.	1,354	159,907
Dai-ichi Life Holdings, Inc.	10,565	282,232
Everest Group Ltd.	376	143,264
Gjensidige Forsikring ASA	2,334	41,709
Globe Life, Inc.	726	59,735
Hannover Rueck SE	704	178,460
Hartford Financial Services Group, Inc. (The)	2,557	257,081
Helvetia Holding AG (Registered)	433	58,556
Insurance Australia Group Ltd.	27,864	132,719
Japan Post Holdings Co. Ltd.	24,290	240,801
Japan Post Insurance Co. Ltd.	2,205	42,773
Legal & General Group plc	69,791	200,266
Loews Corp.	1,570	117,342
Marsh & McLennan Cos., Inc.	4,260	897,667
Medibank Pvt Ltd.	32,135	79,961
MetLife, Inc.	5,164	362,461
MS&AD Insurance Group Holdings, Inc.	15,051	334,435
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,592	796,213
NN Group NV	3,159	146,997
Phoenix Group Holdings plc	8,181	53,931
Poste Italiane SpA (m)(x)	5,334	67,950
Principal Financial Group, Inc.	1,864	146,231
Progressive Corp. (The)	5,064	1,051,843
Prudential Financial, Inc.	3,104	363,758
Prudential plc	32,090	291,419
QBE Insurance Group Ltd.	17,535	203,421
Sampo OYJ, Class A	5,269	226,278
Sompo Holdings, Inc.	10,360	221,186
Suncorp Group Ltd.	14,849	172,459
Swiss Life Holding AG (Registered)	345	253,667
Swiss Re AG	3,520	436,841
T&D Holdings, Inc.	5,725	99,936
Talanx AG	753	60,119
Tokio Marine Holdings, Inc.	21,949	819,216
Travelers Cos., Inc. (The)	1,980	402,613
Tryg A/S	4,074	89,040
W R Berkley Corp.	1,733	136,179
Willis Towers Watson plc	884	231,732
Zurich Insurance Group AG	1,708	910,794

		18,288,710

Total Financials		87,795,215

Health Care (7.9%)
Biotechnology (1.0%)
AbbVie, Inc.	15,267	2,618,596
Amgen, Inc.	4,638	1,449,143
Argenx SE (Brussels Stock Exchange)*	640	280,058
Argenx SE (Vienna Stock Exchange)*	54	23,561
Biogen, Inc.*	1,259	291,861
CSL Ltd.	5,638	1,110,317
Genmab A/S*	772	193,446
Gilead Sciences, Inc.	10,771	738,998
Grifols SA*	3,481	29,302
Incyte Corp.*	1,611	97,659
Moderna, Inc.*	2,883	342,356
Regeneron Pharmaceuticals, Inc.*	917	963,795
Swedish Orphan Biovitrum AB*	2,274	60,846
Vertex Pharmaceuticals, Inc.*	2,231	1,045,714

		9,245,652

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	15,040	1,562,806
Alcon, Inc.	5,831	520,633
Align Technology, Inc.*	605	146,065
Baxter International, Inc.	4,406	147,381
Becton Dickinson & Co.	2,499	584,041
BioMerieux	483	45,908
Boston Scientific Corp.*	12,710	978,797
Carl Zeiss Meditec AG	470	33,045
Cochlear Ltd.	764	169,285
Coloplast A/S, Class B (x)	1,472	176,837
Cooper Cos., Inc. (The)	1,718	149,981
Demant A/S*	1,161	50,249
Dexcom, Inc.*	3,438	389,800
DiaSorin SpA	261	26,012
Edwards Lifesciences Corp.*	5,210	481,248
EssilorLuxottica SA	3,442	741,665
Fisher & Paykel Healthcare Corp. Ltd.	6,814	124,844
GE HealthCare Technologies, Inc.	3,670	285,966
Getinge AB, Class B	2,669	45,340
Hologic, Inc.*	2,018	149,837
Hoya Corp.	4,123	479,338
IDEXX Laboratories, Inc.*	714	347,861
Insulet Corp.*	606	122,291
Intuitive Surgical, Inc.*	3,067	1,364,355
Koninklijke Philips NV*	9,383	237,049
Medtronic plc	11,480	903,591
Olympus Corp.	13,506	217,713
ResMed, Inc.	1,270	243,103
Siemens Healthineers AG (m)	3,291	189,618
Smith & Nephew plc	10,202	126,462
Solventum Corp.*	1,195	63,192
Sonova Holding AG (Registered)	592	182,914
STERIS plc	854	187,487
Straumann Holding AG (Registered)	1,303	161,416
Stryker Corp.	2,931	997,273
Sysmex Corp.	5,855	94,290
Teleflex, Inc.	407	85,604
Terumo Corp.	15,620	257,566
Zimmer Biomet Holdings, Inc.	1,779	193,075

		13,263,938

Health Care Providers & Services (1.1%)
Amplifon SpA	1,453	51,724
Cardinal Health, Inc.	2,106	207,062
Cencora, Inc.	1,431	322,404
Centene Corp.*	4,614	305,908
Cigna Group (The)	2,456	811,880
CVS Health Corp.	10,853	640,978
DaVita, Inc.*	447	61,941
Elevance Health, Inc.	2,009	1,088,597
Fresenius Medical Care AG	2,397	91,798
Fresenius SE & Co. KGaA*	4,930	147,200
HCA Healthcare, Inc.	1,676	538,465
Henry Schein, Inc.*	1,107	70,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Humana, Inc.	1,042	$389,343
Labcorp Holdings, Inc.	729	148,359
McKesson Corp.	1,124	656,461
Molina Healthcare, Inc.*	507	150,731
NMC Health plc (r)*	907	—
Quest Diagnostics, Inc.	960	131,405
Ramsay Health Care Ltd.	2,145	67,912
Sonic Healthcare Ltd.	5,325	93,426
UnitedHealth Group, Inc.	7,957	4,052,182
Universal Health Services, Inc., Class B	516	95,424

		10,124,159

Health Care Technology (0.0%)†
M3, Inc.	5,147	49,058
Pro Medicus Ltd.	670	64,031

		113,089

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	2,534	328,482
Bachem Holding AG	394	36,157
Bio-Rad Laboratories, Inc., Class A*	176	48,067
Bio-Techne Corp.	1,362	97,587
Charles River Laboratories International, Inc.*	445	91,928
Danaher Corp.	5,699	1,423,895
Eurofins Scientific SE	1,576	78,568
IQVIA Holdings, Inc.*	1,575	333,018
Lonza Group AG (Registered)	869	474,325
Mettler-Toledo International, Inc.*	185	258,554
QIAGEN NV*	2,583	106,640
Revvity, Inc.	1,067	111,886
Sartorius AG (Preference) (q)	306	71,769
Sartorius Stedim Biotech	341	55,984
Thermo Fisher Scientific, Inc.	3,300	1,824,900
Waters Corp.*	513	148,832
West Pharmaceutical Services, Inc.	630	207,516

		5,698,108

Pharmaceuticals (3.7%)
Astellas Pharma, Inc.	21,130	208,818
AstraZeneca plc	18,082	2,824,267
Bayer AG (Registered)	11,465	323,905
Bristol-Myers Squibb Co.	17,525	727,813
Catalent, Inc.*	1,565	88,000
Chugai Pharmaceutical Co. Ltd. (x)	7,845	278,712
Daiichi Sankyo Co. Ltd.	21,568	740,516
Eisai Co. Ltd.	2,932	120,130
Eli Lilly and Co.	6,902	6,248,933
GSK plc	48,353	934,877
Hikma Pharmaceuticals plc	1,942	46,422
Ipsen SA	440	53,955
Johnson & Johnson	20,807	3,041,151
Kyowa Kirin Co. Ltd.	3,180	54,305
Merck & Co., Inc.	21,898	2,710,973
Merck KGaA	1,508	249,920
Novartis AG (Registered)	22,988	2,460,633
Novo Nordisk A/S, Class B	38,063	5,496,367
Ono Pharmaceutical Co. Ltd.	4,378	59,769
Orion OYJ, Class B	1,259	53,744
Otsuka Holdings Co. Ltd.	4,833	203,365
Pfizer, Inc.	48,991	1,370,768
Recordati Industria Chimica e Farmaceutica SpA	1,220	63,630
Roche Holding AG	8,194	2,275,478
Roche Holding AG CHF 1	373	113,671
Sandoz Group AG	4,779	173,086
Sanofi SA	13,277	1,278,857
Shionogi & Co. Ltd.	2,936	114,546
Takeda Pharmaceutical Co. Ltd.	18,453	478,500
Teva Pharmaceutical Industries Ltd. (ADR)*	13,076	212,485
UCB SA	1,476	219,246
Viatris, Inc.	10,294	109,425
Zoetis, Inc.	3,945	683,905

		34,020,172

Total Health Care		72,465,118

Industrials (7.1%)
Aerospace & Defense (1.2%)
Airbus SE	6,932	952,180
Axon Enterprise, Inc.*	613	180,369
BAE Systems plc	35,308	589,154
Boeing Co. (The)*	4,989	908,048
Dassault Aviation SA	230	41,776
Elbit Systems Ltd.	311	54,227
General Dynamics Corp.	1,966	570,415
General Electric Co.	9,464	1,504,492
Howmet Aerospace, Inc.	3,353	260,293
Huntington Ingalls Industries, Inc.	341	83,998
Kongsberg Gruppen ASA	1,026	83,602
L3Harris Technologies, Inc.	1,640	368,311
Leonardo SpA	4,722	109,636
Lockheed Martin Corp.	1,846	862,267
Melrose Industries plc	15,301	107,039
MTU Aero Engines AG	628	160,606
Northrop Grumman Corp.	1,203	524,448
Rheinmetall AG	508	258,801
Rolls-Royce Holdings plc*	98,210	567,105
RTX Corp.	11,494	1,153,883
Saab AB, Class B	3,737	89,908
Safran SA	3,988	843,085
Singapore Technologies Engineering Ltd.	18,170	58,021
Textron, Inc.	1,649	141,583
Thales SA	1,104	176,758
TransDigm Group, Inc.	484	618,363

		11,268,368

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,012	89,177
Deutsche Post AG	11,568	468,171
DSV A/S	1,998	306,131
Expeditors International of Washington, Inc.	1,221	152,369
FedEx Corp.	1,947	583,789
InPost SA*	2,334	41,143
Nippon Express Holdings, Inc. (x)	852	39,266
SG Holdings Co. Ltd.	3,705	34,139
United Parcel Service, Inc., Class B	6,306	862,976
Yamato Holdings Co. Ltd.	2,914	32,031

		2,609,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.4%)
A.O. Smith Corp.	1,044	$85,378
AGC, Inc. (x)	2,275	73,613
Allegion plc	756	89,322
Assa Abloy AB, Class B	11,697	330,637
Builders FirstSource, Inc.*	1,055	146,023
Carrier Global Corp.	7,266	458,339
Cie de Saint-Gobain SA	5,319	413,671
Daikin Industries Ltd.	3,098	430,743
Geberit AG (Registered)	390	230,410
Johnson Controls International plc	5,793	385,061
Kingspan Group plc	1,818	154,786
Masco Corp.	1,904	126,940
Nibe Industrier AB, Class B	17,683	74,976
ROCKWOOL A/S, Class B	109	44,233
TOTO Ltd.	1,645	38,832
Trane Technologies plc	1,957	643,716

		3,726,680

Commercial Services & Supplies (0.3%)
Brambles Ltd.	16,253	157,540
Cintas Corp.	746	522,394
Copart, Inc.*	7,564	409,666
Dai Nippon Printing Co. Ltd.	2,464	82,884
Rentokil Initial plc	29,464	171,776
Republic Services, Inc.	1,770	343,982
Rollins, Inc.	2,428	118,462
Secom Co. Ltd.	2,430	143,438
Securitas AB, Class B	5,739	56,962
TOPPAN Holdings, Inc.	2,677	73,759
Veralto Corp.	1,899	181,297
Waste Management, Inc.	3,155	673,088

		2,935,248

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,377	102,539
Bouygues SA	2,211	70,965
Eiffage SA	858	78,803
Ferrovial SE	6,051	234,976
Kajima Corp.	4,925	85,144
Obayashi Corp.	7,566	89,914
Quanta Services, Inc.	1,266	321,678
Skanska AB, Class B	3,970	71,467
Taisei Corp.	1,909	70,610
Vinci SA	5,847	616,040

		1,742,136

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	18,662	1,036,905
AMETEK, Inc.	2,001	333,587
Eaton Corp. plc	3,456	1,083,629
Emerson Electric Co.	4,946	544,851
Fuji Electric Co. Ltd.	1,502	85,439
GE Vernova, Inc.*	2,370	406,479
Generac Holdings, Inc.*	524	69,283
Hubbell, Inc., Class B	464	169,583
Legrand SA	3,081	305,675
Mitsubishi Electric Corp.	22,510	359,217
Nidec Corp.	4,889	218,332
Prysmian SpA	3,066	189,854
Rockwell Automation, Inc.	986	271,426
Schneider Electric SE	6,347	1,524,639
Siemens Energy AG*	6,997	182,165
Vestas Wind Systems A/S*	11,786	272,906

		7,053,970

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	21,478	52,297
Central Japan Railway Co.	9,000	194,276
CSX Corp.	16,901	565,338
East Japan Railway Co.	10,570	175,050
Grab Holdings Ltd., Class A*	24,531	87,085
Hankyu Hanshin Holdings, Inc.	2,625	69,732
JB Hunt Transport Services, Inc.	705	112,800
Keisei Electric Railway Co. Ltd. (x)	1,535	49,383
Kintetsu Group Holdings Co. Ltd. (x)	2,109	45,905
MTR Corp. Ltd.	18,124	57,210
Norfolk Southern Corp.	1,953	419,290
Old Dominion Freight Line, Inc.	1,540	271,964
Tokyu Corp.	5,868	64,629
Uber Technologies, Inc.*	18,065	1,312,964
Union Pacific Corp.	5,275	1,193,522
West Japan Railway Co.	5,134	95,570

		4,767,015

Industrial Conglomerates (0.6%)
3M Co.	4,784	488,877
CK Hutchison Holdings Ltd.	31,535	151,031
DCC plc	1,153	80,746
Hikari Tsushin, Inc.	246	45,816
Hitachi Ltd.	54,205	1,213,203
Honeywell International, Inc.	5,630	1,202,230
Investment AB Latour, Class B	1,728	46,660
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	46,150
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	512	18,114
Keppel Ltd.	16,985	81,042
Lifco AB, Class B	2,720	74,679
Siemens AG (Registered)	8,864	1,649,107
Smiths Group plc	4,049	87,268

		5,184,923

Machinery (1.3%)
Alfa Laval AB	3,377	147,869
Alstom SA	3,991	67,104
Atlas Copco AB, Class A	31,342	589,049
Atlas Copco AB, Class B	18,216	294,147
Caterpillar, Inc.	4,228	1,408,347
Cummins, Inc.	1,183	327,608
Daifuku Co. Ltd.	3,591	67,182
Daimler Truck Holding AG	6,243	248,516
Deere & Co.	2,238	836,184
Dover Corp.	1,188	214,375
Epiroc AB, Class A	7,691	153,472
Epiroc AB, Class B	4,550	83,195
FANUC Corp.	11,105	304,319
Fortive Corp.	3,043	225,486
GEA Group AG	1,810	75,405
Hitachi Construction Machinery Co. Ltd.	1,263	33,818
Hoshizaki Corp.	1,289	40,876
Husqvarna AB, Class B	4,091	32,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	654	$131,585
Illinois Tool Works, Inc.	2,348	556,382
Indutrade AB	3,188	81,693
Ingersoll Rand, Inc.	3,488	316,850
Knorr-Bremse AG	846	64,600
Komatsu Ltd.	10,789	313,229
Kone OYJ, Class B	3,967	195,811
Kubota Corp. (x)	11,673	163,244
Makita Corp.	2,576	70,000
Metso OYJ	7,254	76,786
Minebea Mitsumi, Inc.	4,269	87,428
Mitsubishi Heavy Industries Ltd.	37,390	400,416
Nordson Corp.	470	109,012
Otis Worldwide Corp.	3,496	336,525
PACCAR, Inc.	4,531	466,421
Parker-Hannifin Corp.	1,111	561,955
Pentair plc	1,435	110,021
Rational AG	60	49,960
Sandvik AB	12,443	249,353
Schindler Holding AG	475	119,378
Schindler Holding AG (Registered)	274	68,313
SKF AB, Class B	3,977	79,848
SMC Corp.	654	310,314
Snap-on, Inc.	456	119,194
Spirax Group plc	859	92,081
Stanley Black & Decker, Inc.	1,330	106,254
Techtronic Industries Co. Ltd.	15,952	182,214
Toyota Industries Corp.	1,709	144,090
Trelleborg AB, Class B	2,512	97,740
VAT Group AG (m)	315	178,598
Volvo AB, Class A	2,337	60,944
Volvo AB, Class B	18,537	474,137
Wartsila OYJ Abp	5,869	113,137
Westinghouse Air Brake Technologies Corp.	1,525	241,026
Xylem, Inc.	2,096	284,280
Yaskawa Electric Corp. (x)	2,797	100,431

		12,262,987

Marine Transportation (0.1%)
AP Moller – Maersk A/S, Class A	35	59,406
AP Moller – Maersk A/S, Class B	52	90,389
Kawasaki Kisen Kaisha Ltd.	4,563	66,365
Kuehne + Nagel International AG (Registered)	564	162,210
Mitsui OSK Lines Ltd.	4,041	121,011
Nippon Yusen KK	5,345	155,543
SITC International Holdings Co. Ltd.	15,800	42,894

		697,818

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	5,672	64,264
ANA Holdings, Inc.	1,832	33,813
Delta Air Lines, Inc.	5,579	264,668
Deutsche Lufthansa AG (Registered) (x)	6,981	42,690
Japan Airlines Co. Ltd.	1,685	26,586
Qantas Airways Ltd.*	9,317	36,360
Singapore Airlines Ltd.	17,466	88,875
Southwest Airlines Co.	5,174	148,028
United Airlines Holdings, Inc.*	2,843	138,340

		843,624

Professional Services (0.7%)
Adecco Group AG (Registered)	1,965	65,219
Automatic Data Processing, Inc.	3,539	844,724
Broadridge Financial Solutions, Inc.	1,022	201,334
Bureau Veritas SA	3,706	102,637
Computershare Ltd.	6,246	109,751
Dayforce, Inc.*	1,365	67,704
Equifax, Inc.	1,069	259,190
Experian plc	10,719	499,449
Intertek Group plc	1,883	114,111
Jacobs Solutions, Inc.	1,083	151,306
Leidos Holdings, Inc.	1,169	170,534
Paychex, Inc.	2,770	328,411
Paycom Software, Inc.	416	59,505
Randstad NV	1,266	57,392
Recruit Holdings Co. Ltd.	17,331	927,142
RELX plc (London Stock Exchange)	13,422	617,420
RELX plc (Turquoise Stock Exchange)	8,483	390,286
SGS SA (Registered)	1,749	155,735
Teleperformance SE	629	66,244
Verisk Analytics, Inc.	1,234	332,625
Wolters Kluwer NV	2,900	480,771

		6,001,490

Trading Companies & Distributors (0.5%)
AerCap Holdings NV	2,390	222,748
Ashtead Group plc	5,104	340,793
Beijer Ref AB, Class B (x)	4,210	64,943
Brenntag SE	1,516	102,219
Bunzl plc	3,945	150,105
Fastenal Co.	4,950	311,058
IMCD NV	665	92,085
ITOCHU Corp.	13,880	677,566
Marubeni Corp.	16,618	307,333
Mitsubishi Corp.	38,978	762,650
Mitsui & Co. Ltd.	30,032	681,502
MonotaRO Co. Ltd. (x)	2,966	34,861
Reece Ltd.	2,638	44,294
Rexel SA	2,632	68,101
Seven Group Holdings Ltd.	2,325	58,442
Sumitomo Corp.	12,148	303,304
Toyota Tsusho Corp.	7,461	145,241
United Rentals, Inc.	576	372,516
WW Grainger, Inc.	378	341,047

		5,080,808

Transportation Infrastructure (0.1%)
Aena SME SA (m)	875	176,171
Aeroports de Paris SA	404	49,151
Auckland International Airport Ltd.	15,545	72,244
Getlink SE	3,530	58,408
Transurban Group	36,087	298,513

		654,487

Total Industrials		64,828,746

Information Technology (16.1%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,194	768,953
Cisco Systems, Inc.	35,008	1,663,230
F5, Inc.*	507	87,321
Juniper Networks, Inc.	2,810	102,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Motorola Solutions, Inc.	1,442	$556,684
Nokia OYJ	62,240	237,195
Telefonaktiebolaget LM Ericsson, Class B	32,377	201,001

		3,616,836

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	10,385	699,637
CDW Corp.	1,162	260,102
Corning, Inc.	6,665	258,935
Halma plc	4,430	151,535
Hamamatsu Photonics KK	1,663	44,529
Hexagon AB, Class B	24,229	273,516
Ibiden Co. Ltd.	1,266	51,524
Jabil, Inc.	1,043	113,468
Keyence Corp.	2,301	1,008,985
Keysight Technologies, Inc.*	1,509	206,356
Kyocera Corp.	14,996	172,572
Murata Manufacturing Co. Ltd.	20,160	416,257
Omron Corp.	2,061	70,826
Shimadzu Corp.	2,752	68,847
TDK Corp.	4,568	280,088
TE Connectivity Ltd.	2,648	398,339
Teledyne Technologies, Inc.*	410	159,072
Trimble, Inc.*	2,111	118,047
Yokogawa Electric Corp.	2,710	65,522
Zebra Technologies Corp., Class A*	445	137,474

		4,955,631

IT Services (0.6%)
Accenture plc, Class A	5,436	1,649,337
Akamai Technologies, Inc.*	1,317	118,635
Bechtle AG	956	44,987
Capgemini SE	1,813	360,561
Cognizant Technology Solutions Corp., Class A	4,299	292,332
EPAM Systems, Inc.*	501	94,243
Fujitsu Ltd.	20,530	321,176
Gartner, Inc.*	671	301,319
GoDaddy, Inc., Class A*	1,219	170,307
International Business Machines Corp.	7,942	1,373,569
NEC Corp.	2,859	235,362
Nomura Research Institute Ltd.	4,435	124,623
NTT Data Group Corp.	7,383	108,389
Obic Co. Ltd.	718	92,556
Otsuka Corp.	2,660	51,104
SCSK Corp.	1,824	36,426
TIS, Inc.	2,502	48,488
VeriSign, Inc.*	749	133,172
Wix.com Ltd.*	617	98,146

		5,654,732

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	13,974	2,266,723
Advantest Corp.	8,907	355,693
Analog Devices, Inc.	4,287	978,551
Applied Materials, Inc.	7,184	1,695,352
ASM International NV	548	417,742
ASML Holding NV	4,661	4,812,995
BE Semiconductor Industries NV	900	150,506
Broadcom, Inc.	3,755	6,028,765
Disco Corp.	1,059	401,774
Enphase Energy, Inc.*	1,176	117,259
First Solar, Inc.*	925	208,551
Infineon Technologies AG	15,238	559,828
Intel Corp.	36,804	1,139,820
KLA Corp.	1,164	959,730
Lam Research Corp.	1,130	1,203,281
Lasertec Corp.	972	218,034
Microchip Technology, Inc.	4,672	427,488
Micron Technology, Inc.	9,574	1,259,268
Monolithic Power Systems, Inc.	421	345,927
NVIDIA Corp.	212,668	26,273,005
NXP Semiconductors NV	2,211	594,958
ON Semiconductor Corp.*	3,720	255,006
Qorvo, Inc.*	835	96,893
QUALCOMM, Inc.	9,666	1,925,274
Renesas Electronics Corp.	17,415	325,699
Rohm Co. Ltd. (x)	3,867	51,675
SCREEN Holdings Co. Ltd.	900	81,111
Skyworks Solutions, Inc.	1,387	147,826
STMicroelectronics NV	7,902	311,975
SUMCO Corp. (x)	4,092	58,891
Teradyne, Inc.	1,350	200,192
Texas Instruments, Inc.	7,872	1,531,340
Tokyo Electron Ltd.	5,535	1,200,643

		56,601,775

Software (5.2%)
Adobe, Inc.*	3,873	2,151,606
ANSYS, Inc.*	755	242,733
Autodesk, Inc.*	1,849	457,535
Cadence Design Systems, Inc.*	2,353	724,136
Check Point Software Technologies Ltd.*	1,054	173,910
Crowdstrike Holdings, Inc., Class A*	1,994	764,081
CyberArk Software Ltd.*	494	135,070
Dassault Systemes SE	7,810	295,253
Fair Isaac Corp.*	214	318,573
Fortinet, Inc.*	5,482	330,400
Gen Digital, Inc.	4,764	119,005
Intuit, Inc.	2,421	1,591,105
Microsoft Corp.	64,257	28,719,666
Monday.com Ltd.*	428	103,045
Nemetschek SE	674	66,299
Nice Ltd.*	734	119,723
Oracle Corp.	471	32,495
Oracle Corp. (Moscow Stock Exchange)	13,782	1,946,018
Palo Alto Networks, Inc.*	2,793	946,855
PTC, Inc.*	1,035	188,029
Roper Technologies, Inc.	925	521,386
Sage Group plc (The)	11,724	161,319
Salesforce, Inc.	8,397	2,158,869
SAP SE	12,179	2,471,928
ServiceNow, Inc.*	1,772	1,393,979
Synopsys, Inc.*	1,319	784,884
Temenos AG (Registered)	746	51,480
Trend Micro, Inc.	1,561	63,366
Tyler Technologies, Inc.*	367	184,520
WiseTech Global Ltd.	1,945	130,140
Xero Ltd.*	1,689	153,686

		47,501,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	124,618	$26,247,043
Brother Industries Ltd.	2,704	47,579
Canon, Inc. (x)	11,638	314,947
FUJIFILM Holdings Corp.	13,040	304,907
Hewlett Packard Enterprise Co.	11,239	237,930
HP, Inc.	7,462	261,319
Logitech International SA (Registered)	1,818	175,882
NetApp, Inc.	1,784	229,779
Ricoh Co. Ltd.	6,438	55,041
Seagate Technology Holdings plc	1,688	174,320
Seiko Epson Corp.	3,376	52,437
Super Micro Computer, Inc.*	435	356,417
Western Digital Corp.*	2,823	213,899

		28,671,500

Total Information Technology		147,001,568

Materials (2.4%)
Chemicals (1.2%)
Air Liquide SA	6,734	1,163,116
Air Products and Chemicals, Inc.	1,922	495,972
Akzo Nobel NV	1,991	121,070
Albemarle Corp. (x)	1,016	97,048
Arkema SA	701	60,922
Asahi Kasei Corp.	14,620	93,641
BASF SE	10,414	503,943
Celanese Corp.	869	117,219
CF Industries Holdings, Inc.	1,580	117,110
Clariant AG (Registered)	2,490	39,188
Corteva, Inc.	6,026	325,042
Covestro AG (m)*	2,205	129,407
Croda International plc	1,548	77,256
Dow, Inc.	6,080	322,544
DSM-Firmenich AG	2,171	245,523
DuPont de Nemours, Inc.	3,615	290,971
Eastman Chemical Co.	1,017	99,636
Ecolab, Inc.	2,197	522,886
EMS-Chemie Holding AG (Registered)	82	67,219
Evonik Industries AG	2,991	61,021
FMC Corp.	1,079	62,097
Givaudan SA (Registered)	108	512,082
ICL Group Ltd.	9,029	38,987
International Flavors & Fragrances, Inc.	2,217	211,081
Linde plc	4,156	1,823,694
LyondellBasell Industries NV, Class A	2,224	212,748
Mitsubishi Chemical Group Corp. (x)	15,778	87,584
Mitsui Chemicals, Inc.	2,006	55,359
Mosaic Co. (The)	2,779	80,313
Nippon Paint Holdings Co. Ltd. (x)	11,092	72,251
Nippon Sanso Holdings Corp.	2,049	60,608
Nissan Chemical Corp.	1,422	45,049
Nitto Denko Corp.	1,670	131,927
Novonesis (Novozymes) B	4,354	266,408
OCI NV	1,233	30,094
Orica Ltd.	5,672	67,616
PPG Industries, Inc.	2,035	256,186
Sherwin-Williams Co. (The)	2,017	601,933
Shin-Etsu Chemical Co. Ltd.	21,009	814,557
Sika AG (Registered)	1,779	509,276
Syensqo SA	865	77,417
Symrise AG, Class A	1,550	189,735
Toray Industries, Inc.	16,174	76,552
Umicore SA	2,444	36,722
Yara International ASA	1,932	55,660

		11,326,670

Construction Materials (0.2%)
Heidelberg Materials AG	1,594	165,281
Holcim AG	6,082	538,983
James Hardie Industries plc (CHDI)*	5,085	160,451
Martin Marietta Materials, Inc.	533	288,779
Vulcan Materials Co.	1,143	284,241

		1,437,735

Containers & Packaging (0.1%)
Amcor plc	12,496	122,211
Avery Dennison Corp.	696	152,180
Ball Corp.	2,683	161,034
International Paper Co.	3,003	129,579
Packaging Corp. of America	771	140,754
SIG Group AG	3,568	65,328
Smurfit Kappa Group plc (x)	3,047	135,749
Westrock Co.	2,232	112,180

		1,019,015

Metals & Mining (0.8%)
Anglo American plc	14,829	469,008
Antofagasta plc	4,602	122,747
ArcelorMittal SA	5,473	125,256
BHP Group Ltd.	59,151	1,684,137
BlueScope Steel Ltd.	5,171	70,475
Boliden AB	3,192	102,124
Endeavour Mining plc	2,144	45,694
Fortescue Ltd.	19,762	282,253
Freeport-McMoRan, Inc.	12,419	603,563
Glencore plc	121,008	690,031
JFE Holdings, Inc.	6,710	96,569
Mineral Resources Ltd.	2,050	73,739
Newmont Corp.	9,970	417,444
Nippon Steel Corp.	10,009	211,577
Norsk Hydro ASA	15,482	96,427
Northern Star Resources Ltd.	13,413	116,322
Nucor Corp.	2,073	327,700
Pilbara Minerals Ltd. (x)	33,362	68,325
Rio Tinto Ltd.	4,332	343,895
Rio Tinto plc	13,153	864,755
South32 Ltd.	52,852	129,043
Steel Dynamics, Inc.	1,277	165,371
Sumitomo Metal Mining Co. Ltd.	2,877	87,227
voestalpine AG	1,250	33,762

		7,227,444

Paper & Forest Products (0.1%)
Holmen AB, Class B	889	34,993
Mondi plc	5,151	98,875
Stora Enso OYJ, Class R	6,790	92,751
Svenska Cellulosa AB SCA, Class B	7,071	104,441
UPM-Kymmene OYJ	6,229	217,606

		548,666

Total Materials		21,559,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.4%)
Diversified REITs (0.1%)
Covivio SA (REIT)	589	$27,995
GPT Group (The) (REIT)	22,352	59,644
Land Securities Group plc (REIT)	8,257	64,661
Mirvac Group (REIT)	46,042	57,436
Nomura Real Estate Master Fund, Inc. (REIT) (x)	47	41,686
Stockland (REIT)	27,854	77,485

		328,907

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,361	159,196
Healthpeak Properties, Inc. (REIT)	6,085	119,266
Ventas, Inc. (REIT)	3,500	179,410
Welltower, Inc. (REIT)	5,169	538,868

		996,740

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,096	109,606

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	43,418	81,969
Goodman Group (REIT)	19,948	462,429
Nippon Prologis REIT, Inc. (REIT)	27	42,122
Prologis, Inc. (REIT)	8,004	898,929
Segro plc (REIT)	14,837	168,461
Warehouses De Pauw CVA (REIT)	2,048	55,491

		1,709,401

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	1,249	76,888
Dexus (REIT)	12,550	54,251
Gecina SA (REIT)	537	49,430
Japan Real Estate Investment Corp. (REIT)	15	47,362
Nippon Building Fund, Inc. (REIT) (x)	18	62,987

		290,918

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	495	28,962
CapitaLand Investment Ltd.	30,042	58,932
CBRE Group, Inc., Class A*	2,608	232,399
CK Asset Holdings Ltd.	22,590	84,614
CoStar Group, Inc.*	3,530	261,714
Daito Trust Construction Co. Ltd.	697	71,849
Daiwa House Industry Co. Ltd.	6,566	166,384
Fastighets AB Balder, Class B*	7,734	52,990
Henderson Land Development Co. Ltd.	16,985	45,567
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	20,976
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,943	19,196
Hulic Co. Ltd. (x)	4,486	39,719
LEG Immobilien SE	865	70,645
Mitsubishi Estate Co. Ltd.	13,132	205,685
Mitsui Fudosan Co. Ltd.	31,188	284,664
Nomura Real Estate Holdings, Inc.	1,236	30,967
Sagax AB, Class B	2,563	65,580
Sino Land Co. Ltd.	46,300	47,729
Sumitomo Realty & Development Co. Ltd.	3,356	98,475
Sun Hung Kai Properties Ltd.	16,764	145,012
Swire Pacific Ltd., Class A	4,757	42,032
Swire Properties Ltd.	13,696	21,818
Swiss Prime Site AG (Registered)	902	85,537
Vonovia SE	8,556	243,279
Wharf Holdings Ltd. (The)	12,000	33,730
Wharf Real Estate Investment Co. Ltd.	19,012	50,397

		2,508,852

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,228	254,061
Camden Property Trust (REIT)	921	100,490
Equity Residential (REIT)	2,982	206,772
Essex Property Trust, Inc. (REIT)	555	151,071
Invitation Homes, Inc. (REIT)	4,978	178,661
Mid-America Apartment Communities, Inc. (REIT)	1,010	144,036
UDR, Inc. (REIT)	2,619	107,772

		1,142,863

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	63,100	92,137
Federal Realty Investment Trust (REIT)	653	65,934
Kimco Realty Corp. (REIT)	5,770	112,284
Klepierre SA (REIT)	2,510	67,148
Link REIT (REIT)	29,761	115,667
Realty Income Corp. (REIT)	7,528	397,629
Regency Centers Corp. (REIT)	1,422	88,448
Scentre Group (REIT)	60,619	126,170
Simon Property Group, Inc. (REIT)	2,818	427,772
Unibail-Rodamco-Westfield (REIT)	1,379	108,577
Vicinity Ltd. (REIT)	45,151	55,723

		1,657,489

Specialized REITs (0.4%)
American Tower Corp. (REIT)	4,037	784,712
Crown Castle, Inc. (REIT)	3,757	367,059
Digital Realty Trust, Inc. (REIT)	2,805	426,500
Equinix, Inc. (REIT)	821	621,169
Extra Space Storage, Inc. (REIT)	1,830	284,400
Iron Mountain, Inc. (REIT)	2,534	227,097
Public Storage (REIT)	1,367	393,218
SBA Communications Corp. (REIT)	929	182,363
VICI Properties, Inc. (REIT), Class A	9,019	258,304
Weyerhaeuser Co. (REIT)	6,303	178,942

		3,723,764

Total Real Estate		12,468,540

Utilities (1.6%)
Electric Utilities (1.0%)
Acciona SA (x)	288	34,020
Alliant Energy Corp.	2,217	112,845
American Electric Power Co., Inc.	4,557	399,831
BKW AG	246	39,236
Chubu Electric Power Co., Inc.	7,553	89,243
CK Infrastructure Holdings Ltd.	7,519	42,462
CLP Holdings Ltd.	19,381	156,606
Constellation Energy Corp.	2,725	545,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Energy Corp.	6,672	$668,735
Edison International	3,326	238,840
EDP – Energias de Portugal SA	36,617	137,213
Elia Group SA/NV	343	32,124
Endesa SA (x)	3,706	69,595
Enel SpA	94,901	660,013
Entergy Corp.	1,846	197,522
Evergy, Inc.	1,988	105,304
Eversource Energy	3,045	172,682
Exelon Corp.	8,646	299,238
FirstEnergy Corp.	4,478	171,373
Fortum OYJ	5,235	76,528
Iberdrola SA	67,453	875,173
Kansai Electric Power Co., Inc. (The)	8,196	137,644
Mercury NZ Ltd.	8,134	32,526
NextEra Energy, Inc.	17,763	1,257,798
NRG Energy, Inc.	1,802	140,304
Origin Energy Ltd.	20,103	145,640
Orsted A/S (m)*	2,207	117,451
PG&E Corp.	18,476	322,591
Pinnacle West Capital Corp.	982	75,005
Power Assets Holdings Ltd.	16,292	88,146
PPL Corp.	6,378	176,352
Redeia Corp. SA (x)	4,735	82,758
Southern Co. (The)	9,453	733,269
SSE plc	12,761	288,667
Terna – Rete Elettrica Nazionale	16,418	126,913
Tokyo Electric Power Co. Holdings, Inc.*	17,765	95,643
Verbund AG	795	62,706
Xcel Energy, Inc.	4,804	256,582

		9,264,314

Gas Utilities (0.1%)
APA Group	14,975	79,819
Atmos Energy Corp.	1,304	152,112
Hong Kong & China Gas Co. Ltd.	130,340	99,144
Osaka Gas Co. Ltd.	4,341	95,594
Snam SpA (x)	23,530	104,099
Tokyo Gas Co. Ltd.	4,173	89,612

		620,380

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,144	107,950
EDP Renovaveis SA	3,696	51,655
Meridian Energy Ltd.	15,103	57,863
RWE AG	7,379	252,486
Vistra Corp.	2,824	242,808

		712,762

Multi-Utilities (0.4%)
Ameren Corp.	2,306	163,980
CenterPoint Energy, Inc.	5,531	171,350
Centrica plc	62,287	106,216
CMS Energy Corp.	2,582	153,706
Consolidated Edison, Inc.	2,990	267,366
Dominion Energy, Inc.	7,247	355,103
DTE Energy Co.	1,789	198,597
E.ON SE	26,201	343,875
Engie SA	21,316	304,416
National Grid plc	56,064	625,503
NiSource, Inc.	3,876	111,668
Public Service Enterprise Group, Inc.	4,306	317,352
Sembcorp Industries Ltd.	10,100	35,827
Sempra	5,471	416,124
Veolia Environnement SA	8,042	240,463
WEC Energy Group, Inc.	2,730	214,196

		4,025,742

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,684	217,505
Severn Trent plc	3,141	94,499
United Utilities Group plc	7,957	98,834

		410,838

Total Utilities		15,034,036

Total Common Stocks (64.5%) (Cost $322,117,960)		589,280,359

EXCHANGE TRADED FUNDS (ETF):
Equity (4.3%)
SPDR S&P MidCap 400 ETF Trust (x)	74,150	39,676,182

Total Exchange Traded Funds (4.3%) (Cost $26,251,318)		39,676,182

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.0%)
FHLB 3.250%, 11/16/28	$745,000	711,065
4.750%, 12/8/28	1,290,000	1,305,553
FHLMC 6.750%, 3/15/31	1,000,000	1,131,732
6.250%, 7/15/32	2,282,000	2,558,162
FNMA 1. 875%, 9/24/26	1,297,000	1,219,915
0.750%, 10/8/27	5,000,000	4,428,754
7.250%, 5/15/30	1,600,000	1,830,687
Tennessee Valley Authority 3.875%, 3/15/28	5,000,000	4,889,541

Total U.S. Government Agency Securities		18,075,409

U.S. Treasury Obligations (25.9%)
U.S. Treasury Bonds 6.125%, 11/15/27	4,431,200	4,665,173
5.250%, 11/15/28	7,983,800	8,263,710
U.S. Treasury Notes 5.000%, 8/31/25	14,649,000	14,636,402
4.250%, 12/31/25	16,999,200	16,836,696
0.875%, 9/30/26	17,171,200	15,804,604
2.000%, 11/15/26	12,962,400	12,197,472
1.250%, 12/31/26	4,064,300	3,747,163
1.500%, 1/31/27	3,846,200	3,559,559
2.250%, 2/15/27	4,750,400	4,478,571
1.875%, 2/28/27	3,489,800	3,255,547
2.375%, 5/15/27	10,030,500	9,447,384
3.250%, 6/30/27	7,648,500	7,380,808
2.250%, 8/15/27	5,434,100	5,078,740
4.125%, 10/31/27	2,266,200	2,241,583
2.250%, 11/15/27#	12,465,600	11,601,078
3.875%, 12/31/27	4,047,600	3,971,731

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 2/29/28	$4,072,800	$4,011,987
3.500%, 4/30/28	3,366,000	3,257,252
3.625%, 5/31/28	2,970,400	2,887,049
4.000%, 6/30/28	6,503,900	6,408,334
4.375%, 8/31/28	4,128,300	4,125,299
4.625%, 9/30/28	2,842,100	2,867,859
3.125%, 11/15/28	588,400	559,000
4.375%, 11/30/28	2,428,400	2,429,438
3.750%, 12/31/28	4,964,900	4,841,150
4.000%, 1/31/29	1,818,800	1,792,079
2.625%, 2/15/29	1,585,100	1,470,268
4.250%, 2/28/29	1,811,900	1,804,953
4.125%, 3/31/29	6,083,400	6,025,747
4.625%, 4/30/29	4,178,200	4,228,923
2.375%, 5/15/29	4,216,300	3,852,778
4.500%, 5/31/29	3,948,200	3,977,948
1.625%, 8/15/29	2,150,000	1,885,221
1.750%, 11/15/29	1,913,800	1,681,866
1.500%, 2/15/30	1,323,900	1,137,401
0.625%, 5/15/30	5,588,700	4,521,788
0.625%, 8/15/30	2,614,600	2,097,139
1.625%, 5/15/31	3,247,100	2,728,638
1.250%, 8/15/31	15,571,900	12,653,030
1.375%, 11/15/31	2,185,600	1,780,186
1.875%, 2/15/32	1,371,100	1,152,811
2.875%, 5/15/32	4,249,400	3,834,752
2.750%, 8/15/32	2,982,400	2,658,382
4.125%, 11/15/32	2,182,600	2,149,788
3.500%, 2/15/33	1,568,400	1,472,734
3.375%, 5/15/33	4,686,500	4,352,219
3.875%, 8/15/33	3,094,900	2,983,829
4.500%, 11/15/33	3,472,000	3,511,882
4.000%, 2/15/34	3,123,500	3,039,316
4.375%, 5/15/34	1,240,500	1,243,599

Total U.S. Treasury Obligations		236,590,866

Total Long-Term Debt Securities (27.9%)
(Cost $266,747,592)		254,666,275

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
Amplifon SpA* (Cost $—)	1,453	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.4%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	25,156,558	25,156,558
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		31,156,558

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (0.9%)
U.S. Treasury Bills 4.98%, 7/18/24 (p)	$7,936,000	7,916,283

Total Short-Term Investments (4.3%)
(Cost $39,072,894)		39,072,841

Total Investments in Securities (101.0%)
(Cost $654,189,764)		922,695,657
Other Assets Less Liabilities (-1.0%)		(8,896,812)

Net Assets (100%)		$913,798,845

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $98,947 or 0.0% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,795,064.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $2,262,866 or 0.2% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $38,141,656. This was collateralized by $7,869,650 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 7/31/24 – 2/15/54 and by cash of $31,156,558 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.8
Finland	0.2
France	2.0
Germany	1.8
Hong Kong	0.4
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	4.8
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.7
Switzerland	1.4
United Arab Emirates	0.0	#
United Kingdom	2.3%
United States	81.7
Cash and Other	(1.0)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	262	9/2024	EUR	13,821,809	(85,318)
MSCI EAFE E-Mini Index	8	9/2024	USD	937,280	(4,717)
Russell 2000 E-Mini Index	390	9/2024	USD	40,267,500	(350,352)
S&P 500 E-Mini Index	81	9/2024	USD	22,362,075	128,825
TOPIX Index	86	9/2024	JPY	15,022,873	142,647

					(168,915)

Short Contracts
FTSE 100 Index	(105)	9/2024	GBP	(10,899,829)	54,053
SPI 200 Index	(123)	9/2024	AUD	(15,942,956)	(49,907)
U.S. Treasury 2 Year Note	(98)	9/2024	USD	(20,013,437)	(54,481)
U.S. Treasury 5 Year Note	(66)	9/2024	USD	(7,034,156)	(6,185)
U.S. Treasury 10 Year Note	(167)	9/2024	USD	(18,367,391)	(163,287)

					(219,807)

					(388,722)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	61,552,618	USD	5,613,733	Bank of America	7/19/2024	153,842
SEK	134,421,748	USD	12,366,704	Bank of America	7/19/2024	326,627
USD	2,836,742	NOK	30,064,733	Bank of America	7/19/2024	19,631
USD	1,310,502	NOK	13,895,487	Barclays Bank plc	7/19/2024	8,474
USD	2,216,314	SEK	23,099,010	Barclays Bank plc	7/19/2024	35,095
USD	3,392,876	SEK	35,407,261	Morgan Stanley	7/19/2024	49,398
USD	1,889,695	NZD	3,092,132	Bank of America	7/25/2024	6,266
CHF	1,206,901	USD	1,341,204	Barclays Bank plc	8/8/2024	8,328
CHF	3,406,498	USD	3,789,777	Morgan Stanley	8/8/2024	19,299
USD	3,297,486	EUR	3,058,134	Citibank NA	8/8/2024	16,421
USD	6,311,338	JPY	974,817,701	Citibank NA	8/16/2024	209,103
USD	12,048,040	JPY	1,860,695,693	Deutsche Bank AG	8/16/2024	400,321
USD	11,185,326	JPY	1,750,124,939	JPMorgan Chase Bank	8/16/2024	229,766

Total unrealized appreciation						1,482,571

USD	5,882,759	SEK	64,510,151	Goldman Sachs Bank USA	7/19/2024	(208,879)
USD	5,541,274	SEK	60,134,765	JPMorgan Chase Bank	7/19/2024	(137,201)
NZD	3,964,939	USD	2,419,763	Bank of America	7/25/2024	(4,704)
NZD	24,321,692	USD	14,909,781	Goldman Sachs Bank USA	7/25/2024	(95,352)
CHF	3,360,265	USD	3,818,882	HSBC Bank plc	8/8/2024	(61,503)
EUR	3,713,464	USD	3,995,642	BNP Paribas	8/8/2024	(11,475)
EUR	27,108,806	USD	29,187,539	JPMorgan Chase Bank	8/8/2024	(102,568)
USD	16,823,459	CHF	15,063,052	Goldman Sachs Bank USA	8/8/2024	(19,737)
USD	5,694,600	CHF	5,140,117	HSBC Bank plc	8/8/2024	(52,973)
USD	8,011,120	EUR	7,472,091	Bank of America	8/8/2024	(5,668)
JPY	545,826,394	USD	3,507,753	Bank of America	8/16/2024	(90,949)
JPY	966,817,651	USD	6,101,051	Barclays Bank plc	8/16/2024	(48,895)
JPY	1,214,142,630	USD	7,864,632	JPMorgan Chase Bank	8/16/2024	(264,254)
JPY	279,867,139	USD	1,822,004	Morgan Stanley	8/16/2024	(70,071)
GBP	2,509,506	USD	3,182,761	Bank of America	8/29/2024	(9,098)
GBP	14,774,964	USD	18,741,155	Morgan Stanley	8/29/2024	(55,898)
USD	4,897,323	AUD	7,360,333	Morgan Stanley	9/19/2024	(22,973)

Total unrealized depreciation						(1,262,198)

Net unrealized appreciation						220,373

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$37,335,849	$7,565,549	$—	$44,901,398
Consumer Discretionary	39,490,410	22,090,068	—	61,580,478
Consumer Staples	23,054,336	16,164,984	—	39,219,320
Energy	14,463,143	7,963,267	—	22,426,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Financials	$49,247,912	$38,547,303	$—		$87,795,215
Health Care	46,672,093	25,793,025	—	(a)	72,465,118
Industrials	32,578,692	32,250,054	—		64,828,746
Information Technology	129,092,451	17,909,117	—		147,001,568
Materials	8,541,516	13,018,014	—		21,559,530
Real Estate	8,555,946	3,912,594	—		12,468,540
Utilities	8,963,824	6,070,212	—		15,034,036
Exchange Traded Funds	39,676,182	—	—		39,676,182
Forward Currency Contracts	—	1,482,571	—		1,482,571
Futures	325,525	—	—		325,525
Right
Health Care	—	—	—		—
Short-Term Investments
Investment Companies	31,156,558	—	—		31,156,558
U.S. Treasury Obligation	—	7,916,283	—		7,916,283
U.S. Government Agency Securities	—	18,075,409	—		18,075,409
U.S. Treasury Obligations	—	236,590,866	—		236,590,866

Total Assets	$469,154,437	$455,349,316	$—		$924,503,753

Liabilities:
Forward Currency Contracts	$—	$(1,262,198)	$—		$(1,262,198)
Futures	(714,247)	—	–		(714,247)

Total Liabilities	$(714,247)	$(1,262,198)	$—		$(1,976,445)

Total	$468,440,190	$454,087,118	$—		$922,527,308

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,482,571
Equity contracts	Receivables, Net assets – Unrealized appreciation	325,525	*

Total		$1,808,096

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(223,953	)*
Foreign exchange contracts	Payables	(1,262,198)
Equity contracts	Payables, Net assets – Unrealized depreciation	(490,294	)*

Total		$(1,976,445)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,043,497	$—	$1,043,497
Foreign exchange contracts	—	1,084,500	1,084,500
Equity contracts	6,171,077	—	6,171,077

Total	$7,214,574	$1,084,500	$8,299,074

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$471,740	$—	$471,740
Foreign exchange contracts	—	389,615	389,615
Equity contracts	(3,135,004)	—	(3,135,004)

Total	$(2,663,264)	$389,615	$(2,273,649)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$89,523,000
Average notional value of contracts – short	65,749,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$102,055,000
Average settlement value sold – in USD	106,533,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$506,366	$(110,419)	$—	$395,947
Barclays Bank plc	51,897	(48,895)	—	3,002
Citibank NA	225,524	—	—	225,524
Deutsche Bank AG	400,321	—	—	400,321
JPMorgan Chase Bank	229,766	(229,766)	—	—
Morgan Stanley	68,697	(68,697)	—	—

Total	$ 1,482,571	$(457,777)	$—	$1,024,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$ 110,419	$(110,419)	$—	$—
Barclays Bank plc	48,895	(48,895)	—	—
BNP Paribas	11,475	—	—	11,475
Goldman Sachs Bank USA	323,968	—	—	323,968
HSBC Bank plc	114,476	—	—	114,476
JPMorgan Chase Bank	504,023	(229,766)		274,257
Morgan Stanley	148,942	(68,697)	—	80,245

Total	$ 1,262,198	$(457,777)	$—	$804,421

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,297,824
Long-term U.S. government debt securities	61,921,962

$78,219,786

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,193,726
Long-term U.S. government debt securities	51,931,698

$79,125,424

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,568,846
Aggregate gross unrealized depreciation	(42,272,062)

Net unrealized appreciation	$263,296,784

Federal income tax cost of investments in securities and derivative instruments, if applicable	$659,230,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $654,189,764)	$922,695,657
Cash	17,284,307
Foreign cash (Cost $833,671)	819,782
Receivable for securities sold	6,092,072
Dividends, interest and other receivables	3,640,681
Unrealized appreciation on forward foreign currency contracts	1,482,571
Receivable for Portfolio shares sold	691,076
Due from broker for futures variation margin	71,540
Securities lending income receivable	8,780
Other assets	11,673

Total assets	952,798,139

LIABILITIES
Payable for return of collateral on securities loaned	31,156,558
Payable for securities purchased	5,217,588
Unrealized depreciation on forward foreign currency contracts	1,262,198
Investment management fees payable	542,612
Payable for Portfolio shares repurchased	493,002
Distribution fees payable – Class IB	187,364
Administrative fees payable	94,664
Accrued expenses	45,308

Total liabilities	38,999,294

Commitments and contingent liabilities^
NET ASSETS	$913,798,845

Net assets were comprised of:
Paid in capital	$735,426,017
Total distributable earnings (loss)	178,372,828

Net assets	$913,798,845

Class IB
Net asset value, offering and redemption price per share, $913,798,845 / 71,116,362 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.85

(x)	Includes value of securities on loan of $38,141,656.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $419,425 foreign withholding tax)	$6,882,925
Interest	4,388,579
Securities lending (net)	61,817

Total income	11,333,321

EXPENSES
Investment management fees	3,292,885
Distribution fees – Class IB	1,109,432
Administrative fees	561,861
Professional fees	59,234
Custodian fees	47,937
Printing and mailing expenses	44,501
Trustees’ fees	14,585
Miscellaneous	11,969

Gross expenses	5,142,404
Less: Waiver from investment manager	(81,900)

Net expenses	5,060,504

NET INVESTMENT INCOME (LOSS)	6,272,817

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,861,953
Futures contracts	7,214,574
Forward foreign currency contracts	1,084,500
Foreign currency transactions	173,757

Net realized gain (loss)	13,334,784

Change in unrealized appreciation (depreciation) on:
Investments in securities	50,944,405
Futures contracts	(2,663,264)
Forward foreign currency contracts	389,615
Foreign currency translations	(59,353)

Net change in unrealized appreciation (depreciation)	48,611,403

NET REALIZED AND UNREALIZED GAIN (LOSS)	61,946,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,219,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,272,817	$8,200,853
Net realized gain (loss)	13,334,784	(3,872,271)
Net change in unrealized appreciation (depreciation)	48,611,403	108,293,004

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,219,004	112,621,586

Distributions to shareholders:
Class IB	—	(7,471,184)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,857,082 and 6,510,644 shares, respectively ]	35,377,977	72,998,208
Capital shares issued in reinvestment of dividends [ 0 and 639,033 shares, respectively ]	—	7,471,184
Capital shares repurchased [ (4,242,390) and (8,058,576) shares, respectively ]	(52,710,248)	(89,439,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,332,271)	(8,970,476)

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,886,733	96,179,926
NET ASSETS:
Beginning of period	862,912,112	766,732,186

End of period	$913,798,845	$862,912,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.90		$10.44		$13.59		$12.07		$11.82		$10.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.11		0.08		0.05		0.06		0.13
Net realized and unrealized gain (loss)	0.86		1.45		(2.23)		1.74		0.38		1.68

Total from investment operations	0.95		1.56		(2.15)		1.79		0.44		1.81

Less distributions:
Dividends from net investment income	—		(0.10)		—		(0.07)		(0.12)		(0.10)
Distributions from net realized gains	—		—		(1.00)		(0.20)		(0.07)		(0.08)

Total dividends and distributions	—		(0.10)		(1.00)		(0.27)		(0.19)		(0.18)

Net asset value, end of period	$12.85		$11.90		$10.44		$13.59		$12.07		$11.82

Total return (b)	7.98%		15.00%		(15.59)%		14.94%		3.73%		17.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$913,799		$862,912		$766,732		$927,861		$803,733		$767,339
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.14	%(j)	1.15	%(k)	1.14	%(k)	1.17	%(o)	1.17	%(o)
Before waivers (a)(f)	1.16%		1.16%		1.16%		1.14%		1.17%		1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.41%		1.01%		0.70%		0.41%		0.56%		1.17%
Before waivers (a)(f)	1.39%		0.99%		0.69%		0.41%		0.56%		1.17%
Portfolio turnover rate^	9	%(z)	14%		14%		31%		17%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	96,004	$1,834,636
BT Group plc	119,356	211,757
Cellnex Telecom SA (m)	9,125	296,788
Deutsche Telekom AG (Registered)	59,818	1,504,178
Elisa OYJ	2,625	120,434
HKT Trust & HKT Ltd.	66,197	74,258
Infrastrutture Wireless Italiane SpA (m)	6,132	64,029
Koninklijke KPN NV	72,836	279,253
Nippon Telegraph & Telephone Corp.	551,353	520,203
Orange SA	34,357	344,177
Singapore Telecommunications Ltd.	152,409	309,089
Spark New Zealand Ltd.	33,474	84,818
Swisscom AG (Registered)	478	268,940
Telecom Italia SpA (x)*	183,857	44,008
Telefonica SA (x)	84,881	359,977
Telenor ASA	11,620	132,449
Telia Co. AB	43,533	116,770
Telstra Group Ltd.	74,618	180,195
Verizon Communications, Inc.	56,360	2,324,286

		9,070,245

Entertainment (0.6%)
Bollore SE	13,145	77,145
Capcom Co. Ltd.	6,346	119,631
CTS Eventim AG & Co. KGaA	1,151	96,025
Electronic Arts, Inc.	3,258	453,937
Konami Group Corp.	1,882	135,456
Live Nation Entertainment, Inc.*	1,907	178,762
Netflix, Inc.*	5,770	3,894,058
Nexon Co. Ltd. (x)	6,160	113,904
Nintendo Co. Ltd.	19,193	1,020,668
Sea Ltd. (ADR)*	6,758	482,656
Take-Two Interactive Software, Inc.*	2,126	330,572
Toho Co. Ltd.	2,085	60,960
Universal Music Group NV	15,183	451,709
Walt Disney Co. (The)	24,409	2,423,570
Warner Bros Discovery, Inc.*	29,856	222,129

		10,061,182

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A	78,650	14,326,098
Alphabet, Inc., Class C	65,431	12,001,354
Auto Trader Group plc (m)	16,628	168,408
CAR Group Ltd.	6,611	155,460
LY Corp.	49,310	119,191
Match Group, Inc.*	3,557	108,062
Meta Platforms, Inc., Class A	29,342	14,794,823
REA Group Ltd.	975	127,912
Scout24 SE (m)	1,384	105,532
SEEK Ltd.	6,573	93,660

		42,000,500

Media (0.3%)
Charter Communications, Inc., Class A*	1,311	391,937
Comcast Corp., Class A	52,409	2,052,337
Dentsu Group, Inc. (x)	3,695	93,081

Fox Corp., Class A	3,095	106,375
Fox Corp., Class B	1,766	56,548
Informa plc	25,110	271,644
Interpublic Group of Cos., Inc. (The)	5,054	147,021
News Corp., Class A	5,077	139,973
News Corp., Class B	1,532	43,493
Omnicom Group, Inc.	2,622	235,193
Paramount Global, Class B	6,619	68,771
Publicis Groupe SA	4,223	449,458
Vivendi SE	13,302	138,982
WPP plc	19,900	182,227

		4,377,040

Wireless Telecommunication Services (0.3%)
KDDI Corp.	27,586	729,385
SoftBank Corp.	52,653	642,904
SoftBank Group Corp.	19,015	1,227,956
Tele2 AB, Class B	9,900	99,663
T-Mobile US, Inc.	6,904	1,216,347
Vodafone Group plc	424,716	374,530

		4,290,785

Total Communication Services		69,799,752

Consumer Discretionary (5.8%)
Automobile Components (0.1%)
Aisin Corp.	2,714	88,442
Aptiv plc*	3,643	256,540
BorgWarner, Inc.	3,051	98,364
Bridgestone Corp. (x)	10,554	414,708
Cie Generale des Etablissements Michelin SCA	12,532	484,638
Continental AG	2,030	115,006
Denso Corp.	34,860	541,241
Koito Manufacturing Co. Ltd.	3,681	50,769
Sumitomo Electric Industries Ltd.	13,179	204,988

		2,254,696

Automobiles (1.2%)
Bayerische Motoren Werke AG	5,884	556,924
Bayerische Motoren Werke AG (Preference) (q)	1,087	95,982
Dr Ing hc F Porsche AG (Preference) (q)§	2,101	156,425
Ferrari NV	2,326	948,335
Ford Motor Co.	52,507	658,438
General Motors Co.	15,277	709,769
Honda Motor Co. Ltd.	82,863	885,850
Isuzu Motors Ltd.	10,746	142,332
Mazda Motor Corp.	10,490	101,451
Mercedes-Benz Group AG	14,808	1,023,992
Nissan Motor Co. Ltd.	43,293	146,893
Porsche Automobil Holding SE (Preference) (q)	2,825	127,703
Renault SA	3,547	181,728
Stellantis NV (Euronext Paris)	34,787	688,326
Stellantis NV (Italian Stock Exchange)	6,103	120,720
Subaru Corp.	11,119	235,663
Suzuki Motor Corp.	29,028	333,960
Tesla, Inc.*	37,150	7,351,242
Toyota Motor Corp.	195,680	4,001,412
Volkswagen AG	544	65,309
Volkswagen AG (Preference) (q)	3,805	429,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Volvo Car AB, Class B*	13,744	$42,513
Yamaha Motor Co. Ltd. (x)	16,446	152,204

		19,156,672

Broadline Retail (1.6%)
Amazon.com, Inc.*	122,618	23,695,928
eBay, Inc.	6,775	363,953
Etsy, Inc.*	1,566	92,363
Global-e Online Ltd.*	1,841	66,773
Next plc	2,228	254,491
Pan Pacific International Holdings Corp.	7,057	165,098
Prosus NV	26,161	931,850
Rakuten Group, Inc. (x)*	27,722	142,995
Wesfarmers Ltd.	20,943	910,635

		26,624,086

Distributors (0.1%)
D’ieteren Group	396	84,013
Genuine Parts Co.	1,865	257,967
LKQ Corp.	3,572	148,560
Pool Corp.	513	157,660

		648,200

Diversified Consumer Services (0.0%)†
Pearson plc	11,270	141,153

Hotels, Restaurants & Leisure (1.0%)
Accor SA	3,578	146,760
Airbnb, Inc., Class A*	5,911	896,285
Amadeus IT Group SA	8,313	553,220
Aristocrat Leisure Ltd.	10,550	350,206
Booking Holdings, Inc.	454	1,798,521
Caesars Entertainment, Inc.*	2,898	115,167
Carnival Corp.*	13,525	253,188
Chipotle Mexican Grill, Inc.*	18,300	1,146,495
Compass Group plc	31,429	858,155
Darden Restaurants, Inc.	1,598	241,809
Delivery Hero SE (m)*	3,541	83,998
Domino’s Pizza, Inc.	467	241,126
Entain plc	11,790	93,894
Evolution AB (m)	3,394	353,522
Expedia Group, Inc.*	1,700	214,183
Flutter Entertainment plc*	3,274	598,658
Galaxy Entertainment Group Ltd.	40,677	189,606
Genting Singapore Ltd.	111,289	70,992
Hilton Worldwide Holdings, Inc.	3,348	730,534
InterContinental Hotels Group plc	3,010	316,799
La Francaise des Jeux SAEM (m)	1,938	66,001
Las Vegas Sands Corp.	4,888	216,294
Lottery Corp. Ltd. (The)	41,069	138,903
Marriott International, Inc., Class A	3,212	776,565
McDonald’s Corp.	9,650	2,459,206
McDonald’s Holdings Co. Japan Ltd. (x)	1,633	64,350
MGM Resorts International*	3,360	149,318
Norwegian Cruise Line Holdings Ltd.*	5,745	107,949
Oriental Land Co. Ltd.	20,126	560,661
Royal Caribbean Cruises Ltd.*	3,170	505,393
Sands China Ltd.*	44,628	93,039
Sodexo SA	1,632	146,814

Starbucks Corp.	15,166	1,180,673
Whitbread plc	3,404	128,014
Wynn Resorts Ltd.	1,264	113,128
Yum! Brands, Inc.	3,771	499,507
Zensho Holdings Co. Ltd. (x)	1,748	66,817

		16,525,750

Household Durables (0.3%)
Barratt Developments plc	17,983	107,342
Berkeley Group Holdings plc	1,955	113,384
DR Horton, Inc.	3,968	559,210
Garmin Ltd.	2,057	335,126
Lennar Corp., Class A	3,279	491,424
Mohawk Industries, Inc.*	710	80,649
NVR, Inc.*	42	318,719
Panasonic Holdings Corp.	42,995	351,945
Persimmon plc	5,899	100,818
PulteGroup, Inc.	2,816	310,042
SEB SA	449	45,970
Sekisui Chemical Co. Ltd.	7,025	97,195
Sekisui House Ltd.	10,986	243,291
Sony Group Corp.	23,068	1,955,668
Taylor Wimpey plc	65,304	117,346

		5,228,129

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	11,036	215,383
Hasbro, Inc.	1,752	102,492
Shimano, Inc.	1,397	215,728

		533,603

Specialty Retail (0.8%)
AutoZone, Inc.*	232	687,671
Avolta AG	1,690	65,647
Bath & Body Works, Inc.	2,995	116,955
Best Buy Co., Inc.	2,578	217,300
CarMax, Inc.*	2,107	154,527
Fast Retailing Co. Ltd.	3,233	815,032
H & M Hennes & Mauritz AB, Class B (x)	10,593	167,555
Home Depot, Inc. (The)	13,269	4,567,721
Industria de Diseno Textil SA	20,131	999,489
JD Sports Fashion plc	47,819	72,235
Kingfisher plc	34,550	108,663
Lowe’s Cos., Inc.	7,661	1,688,944
Nitori Holdings Co. Ltd.	1,465	154,704
O’Reilly Automotive, Inc.*	789	833,231
Ross Stores, Inc.	4,490	652,487
TJX Cos., Inc. (The)	15,164	1,669,556
Tractor Supply Co.	1,444	389,880
Ulta Beauty, Inc.*	642	247,729
Zalando SE (m)*	4,137	96,984
ZOZO, Inc.	2,488	62,289

		13,768,599

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	2,990	714,077
Asics Corp.	12,000	183,554
Burberry Group plc	6,616	73,413
Cie Financiere Richemont SA (Registered)	9,921	1,548,690
Deckers Outdoor Corp.*	344	332,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Hermes International SCA	584	$1,338,430
Kering SA	1,374	498,098
Lululemon Athletica, Inc.*	1,534	458,206
LVMH Moet Hennessy Louis Vuitton SE	5,089	3,889,166
Moncler SpA	4,056	247,856
NIKE, Inc., Class B	16,221	1,222,577
Pandora A/S	1,513	228,344
Puma SE	1,948	89,436
Ralph Lauren Corp.	523	91,556
Swatch Group AG (The)	534	109,391
Swatch Group AG (The) (Registered)	971	39,663
Tapestry, Inc.	3,077	131,665

		11,197,097

Total Consumer Discretionary		96,077,985

Consumer Staples (3.7%)
Beverages (0.8%)
Anheuser-Busch InBev SA/NV	16,584	961,206
Asahi Group Holdings Ltd. (x)	8,882	313,291
Brown-Forman Corp., Class B	2,397	103,526
Carlsberg A/S, Class B	1,763	211,543
Coca-Cola Co. (The)	51,913	3,304,262
Coca-Cola Europacific Partners plc	3,810	277,635
Coca-Cola HBC AG	4,017	137,001
Constellation Brands, Inc., Class A	2,156	554,696
Davide Campari-Milano NV	11,360	107,353
Diageo plc	41,062	1,292,212
Heineken Holding NV	2,392	188,670
Heineken NV	5,314	513,900
Keurig Dr Pepper, Inc.	13,976	466,798
Kirin Holdings Co. Ltd. (x)	14,286	184,069
Molson Coors Beverage Co., Class B	2,435	123,771
Monster Beverage Corp.*	9,497	474,375
PepsiCo, Inc.	18,408	3,036,031
Pernod Ricard SA	3,773	511,956
Remy Cointreau SA	426	35,540
Suntory Beverage & Food Ltd. (x)	2,567	91,055
Treasury Wine Estates Ltd.	14,972	124,249

		13,013,139

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.	12,104	258,721
Carrefour SA	10,463	147,911
Coles Group Ltd.	24,714	280,769
Costco Wholesale Corp.	5,938	5,047,241
Dollar General Corp.	2,941	388,888
Dollar Tree, Inc.*	2,775	296,287
Endeavour Group Ltd.	28,089	94,628
J Sainsbury plc	30,696	98,947
Jeronimo Martins SGPS SA	5,225	102,122
Kesko OYJ, Class B	5,040	88,466
Kobe Bussan Co. Ltd. (x)	2,770	61,705
Koninklijke Ahold Delhaize NV	17,420	514,718
Kroger Co. (The)	8,963	447,523
MatsukiyoCocokara & Co.	6,288	90,281
Seven & i Holdings Co. Ltd.	41,300	503,126
Sysco Corp.	6,668	476,028
Target Corp.	6,194	916,960
Tesco plc	129,876	502,379
Walgreens Boots Alliance, Inc.	9,588	115,967

Walmart, Inc.	57,195	3,872,673
Woolworths Group Ltd.	22,540	508,081

		14,813,421

Food Products (0.8%)
Ajinomoto Co., Inc.	8,691	304,717
Archer-Daniels-Midland Co.	6,620	400,179
Associated British Foods plc	6,244	195,274
Barry Callebaut AG (Registered)	66	107,545
Bunge Global SA	1,896	202,436
Campbell Soup Co.	2,634	119,030
Chocoladefabriken Lindt & Spruengli AG	18	210,162
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	231,065
Conagra Brands, Inc.	6,401	181,916
Danone SA	11,883	726,406
General Mills, Inc.	7,559	478,182
Hershey Co. (The)	1,976	363,248
Hormel Foods Corp.	3,887	118,515
J M Smucker Co. (The)	1,422	155,055
JDE Peet’s NV	2,249	44,799
Kellanova	3,525	203,322
Kerry Group plc (London Stock Exchange), Class A	1,182	95,699
Kerry Group plc (Turquoise Stock Exchange), Class A	1,701	137,811
Kikkoman Corp.	12,545	145,302
Kraft Heinz Co. (The)	10,568	340,501
Lamb Weston Holdings, Inc.	1,933	162,527
Lotus Bakeries NV	8	82,506
McCormick & Co., Inc. (Non-Voting)	3,371	239,139
Meiji Holdings Co. Ltd.	4,365	94,115
Mondelez International, Inc., Class A	17,960	1,175,302
Mowi ASA	8,587	142,916
Nestle SA (Registered)	49,269	5,029,721
Nissin Foods Holdings Co. Ltd.	3,691	93,646
Orkla ASA	12,935	105,096
Salmar ASA	1,218	64,111
Tyson Foods, Inc., Class A	3,830	218,846
WH Group Ltd. (m)	153,982	101,353
Wilmar International Ltd.	35,015	80,049
Yakult Honsha Co. Ltd. (x)	4,752	84,959

		12,435,450

Household Products (0.5%)
Church & Dwight Co., Inc.	3,274	339,448
Clorox Co. (The)	1,663	226,950
Colgate-Palmolive Co.	10,985	1,065,984
Essity AB, Class B	11,243	287,890
Henkel AG & Co. KGaA	1,917	150,794
Henkel AG & Co. KGaA (Preference) (q)	3,123	278,336
Kimberly-Clark Corp.	4,508	623,005
Procter & Gamble Co. (The)	31,601	5,211,637
Reckitt Benckiser Group plc	13,039	705,785
Unicharm Corp.	7,460	239,579

		9,129,408

Personal Care Products (0.4%)
Beiersdorf AG	1,860	272,003
Estee Lauder Cos., Inc. (The), Class A	3,120	331,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Haleon plc	126,376	$515,360
Kao Corp. (x)	8,598	348,644
Kenvue, Inc.	25,638	466,099
L’Oreal SA	4,440	1,949,795
Shiseido Co. Ltd.	7,397	210,936
Unilever plc	38,484	2,113,476
Unilever plc (London Stock Exchange)	7,746	425,450

		6,633,731

Tobacco (0.3%)
Altria Group, Inc.	22,998	1,047,559
British American Tobacco plc	37,057	1,138,303
Imperial Brands plc	15,144	387,465
Japan Tobacco, Inc. (x)	22,188	599,624
Philip Morris International, Inc.	21,085	2,136,543

		5,309,494

Total Consumer Staples		61,334,643

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	13,363	469,977
Halliburton Co.	11,854	400,428
Schlumberger NV	19,138	902,931
Tenaris SA	8,713	133,902

		1,907,238

Oil, Gas & Consumable Fuels (2.0%)
Aker BP ASA	5,831	148,656
Ampol Ltd.	4,397	94,861
APA Corp.	4,821	141,930
BP plc	310,479	1,865,048
Chevron Corp.	22,949	3,589,683
ConocoPhillips	15,659	1,791,076
Coterra Energy, Inc.	9,965	265,767
Devon Energy Corp.	8,462	401,099
Diamondback Energy, Inc.	2,388	478,054
ENEOS Holdings, Inc.	53,127	272,949
Eni SpA	39,393	605,566
EOG Resources, Inc.	7,695	968,570
EQT Corp.	5,913	218,663
Equinor ASA	16,623	473,219
Exxon Mobil Corp.	60,064	6,914,568
Galp Energia SGPS SA	8,575	181,097
Hess Corp.	3,701	545,972
Idemitsu Kosan Co. Ltd.	16,675	107,943
Inpex Corp. (x)	17,424	256,340
Kinder Morgan, Inc.	25,853	513,699
Marathon Oil Corp.	7,552	216,516
Marathon Petroleum Corp.	4,717	818,305
Neste OYJ	7,806	138,982
Occidental Petroleum Corp.	8,904	561,219
OMV AG	2,717	118,311
ONEOK, Inc.	7,815	637,313
Phillips 66	5,676	801,281
Repsol SA (x)	22,462	354,460
Santos Ltd.	59,926	306,221
Shell plc	118,160	4,233,034
Targa Resources Corp.	2,969	382,348
TotalEnergies SE	39,640	2,646,062
Valero Energy Corp.	4,378	686,295

Williams Cos., Inc. (The)	16,318	693,515
Woodside Energy Group Ltd. (ASE Stock Exchange)	25,786	485,257
Woodside Energy Group Ltd. (London Stock Exchange)	9,249	173,745

		33,087,624

Total Energy		34,994,862

Financials (8.3%)
Banks (3.2%)
ABN AMRO Bank NV (CVA) (m)	7,986	131,282
AIB Group plc	31,408	166,029
ANZ Group Holdings Ltd.	55,504	1,045,635
Banco Bilbao Vizcaya Argentaria SA	107,739	1,079,063
Banco BPM SpA	23,764	153,057
Banco de Sabadell SA	100,378	193,553
Banco Santander SA	292,062	1,354,510
Bank Hapoalim BM	23,441	206,719
Bank Leumi Le-Israel BM	28,099	228,381
Bank of America Corp.	91,098	3,622,967
Bank of Ireland Group plc	19,201	200,862
Banque Cantonale Vaudoise (Registered)	556	59,007
Barclays plc	277,341	732,376
BNP Paribas SA	19,060	1,215,145
BOC Hong Kong Holdings Ltd.	68,163	209,926
CaixaBank SA	69,211	366,383
Chiba Bank Ltd. (The)	9,806	87,278
Citigroup, Inc.	25,540	1,620,768
Citizens Financial Group, Inc.	6,092	219,495
Commerzbank AG	19,451	295,488
Commonwealth Bank of Australia	30,887	2,624,629
Concordia Financial Group Ltd.	19,407	114,133
Credit Agricole SA	19,541	266,615
Danske Bank A/S	12,727	379,220
DBS Group Holdings Ltd.	36,613	966,356
DNB Bank ASA	15,655	307,470
Erste Group Bank AG	6,213	294,365
Fifth Third Bancorp	9,159	334,212
FinecoBank Banca Fineco SpA	11,274	168,069
Hang Seng Bank Ltd.	14,087	181,115
HSBC Holdings plc	348,410	3,012,067
Huntington Bancshares, Inc.	19,405	255,758
ING Groep NV	60,965	1,042,166
Intesa Sanpaolo SpA	269,930	1,003,402
Israel Discount Bank Ltd., Class A	22,825	113,545
Japan Post Bank Co. Ltd.	26,677	251,947
JPMorgan Chase & Co.	38,450	7,776,897
KBC Group NV	4,620	326,059
KeyCorp	12,624	179,387
Lloyds Banking Group plc	1,168,816	808,784
M&T Bank Corp.	2,234	338,138
Mediobanca Banca di Credito Finanziario SpA	9,410	137,963
Mitsubishi UFJ Financial Group, Inc.	204,850	2,201,415
Mizrahi Tefahot Bank Ltd.	2,858	96,548
Mizuho Financial Group, Inc.	44,569	930,218
National Australia Bank Ltd.	57,263	1,383,991
NatWest Group plc	120,732	475,861
Nordea Bank Abp	58,222	693,052
Oversea-Chinese Banking Corp. Ltd.	62,048	660,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

PNC Financial Services Group, Inc. (The)	5,328	$828,397
Regions Financial Corp.	12,262	245,730
Resona Holdings, Inc.	38,872	257,190
Shizuoka Financial Group, Inc.	8,106	77,790
Skandinaviska Enskilda Banken AB, Class A	29,280	432,335
Societe Generale SA	13,334	313,019
Standard Chartered plc	40,731	368,654
Sumitomo Mitsui Financial Group, Inc.	23,139	1,542,456
Sumitomo Mitsui Trust Holdings, Inc.	12,094	275,872
Svenska Handelsbanken AB, Class A	26,912	256,323
Swedbank AB, Class A	15,665	322,345
Truist Financial Corp.	17,916	696,037
UniCredit SpA	27,934	1,035,240
United Overseas Bank Ltd.	23,669	546,866
US Bancorp	20,894	829,492
Wells Fargo & Co.	46,680	2,772,325
Westpac Banking Corp.	64,099	1,164,367

		52,476,034

Capital Markets (1.6%)
3i Group plc	17,960	696,081
Ameriprise Financial, Inc.	1,330	568,163
Amundi SA (m)	1,067	68,848
ASX Ltd.	3,577	143,173
Bank of New York Mellon Corp. (The)	10,013	599,679
BlackRock, Inc.	1,870	1,472,288
Blackstone, Inc.	9,569	1,184,642
Cboe Global Markets, Inc.	1,408	239,445
Charles Schwab Corp. (The)	19,989	1,472,989
CME Group, Inc.	4,821	947,809
Daiwa Securities Group, Inc.	24,571	187,387
Deutsche Bank AG (Registered)	34,966	558,257
Deutsche Boerse AG	3,506	717,533
EQT AB	6,892	203,658
Euronext NV (m)	1,482	137,288
FactSet Research Systems, Inc.	510	208,218
Franklin Resources, Inc.	4,015	89,735
Futu Holdings Ltd. (ADR)*	1,059	69,476
Goldman Sachs Group, Inc. (The)	4,318	1,953,118
Hargreaves Lansdown plc	6,564	93,928
Hong Kong Exchanges & Clearing Ltd.	22,272	713,589
Intercontinental Exchange, Inc.	7,680	1,051,315
Invesco Ltd.	6,023	90,104
Japan Exchange Group, Inc.	9,110	212,448
Julius Baer Group Ltd.	3,801	212,377
KKR & Co., Inc.	8,911	937,794
London Stock Exchange Group plc	8,402	998,371
Macquarie Group Ltd.	6,714	916,788
MarketAxess Holdings, Inc.	507	101,669
Moody’s Corp.	2,103	885,216
Morgan Stanley	16,755	1,628,418
MSCI, Inc.	1,061	511,137
Nasdaq, Inc.	5,095	307,025
Nomura Holdings, Inc.	55,430	317,648
Northern Trust Corp.	2,739	230,021
Partners Group Holding AG	419	538,178
Raymond James Financial, Inc.	2,498	308,778

S&P Global, Inc.	4,286	1,911,556
SBI Holdings, Inc.	5,049	127,629
Schroders plc	14,873	68,398
Singapore Exchange Ltd.	16,147	112,886
State Street Corp.	4,034	298,516
T. Rowe Price Group, Inc.	2,990	344,777
UBS Group AG (Registered)	60,697	1,786,895

		26,223,248

Consumer Finance (0.2%)
American Express Co.	7,609	1,761,864
Capital One Financial Corp.	5,116	708,310
Discover Financial Services	3,355	438,868
Synchrony Financial	5,376	253,693

		3,162,735

Financial Services (1.6%)
Adyen NV (m)*	401	478,065
Berkshire Hathaway, Inc., Class B*	24,240	9,860,832
Corpay, Inc.*	941	250,692
Edenred SE	4,605	194,359
Eurazeo SE	842	67,044
EXOR NV	1,835	191,999
Fidelity National Information Services, Inc.	7,448	561,281
Fiserv, Inc.*	7,834	1,167,579
Global Payments, Inc.	3,418	330,521
Groupe Bruxelles Lambert NV	1,624	115,919
Industrivarden AB, Class A	2,276	77,434
Industrivarden AB, Class C	2,905	98,012
Investor AB, Class B	31,943	874,597
Jack Henry & Associates, Inc.	976	162,036
L E Lundbergforetagen AB, Class B	1,402	69,313
M&G plc	41,716	107,576
Mastercard, Inc., Class A	10,993	4,849,672
Mitsubishi HC Capital, Inc.	14,916	98,457
Nexi SpA(m)*	10,897	66,450
ORIX Corp.	21,316	470,598
PayPal Holdings, Inc.*	14,006	812,768
Sofina SA	284	64,845
Visa, Inc., Class A	21,077	5,532,080
Washington H Soul Pattinson & Co. Ltd.	4,329	94,780
Wise plc, Class A*	11,346	97,744

		26,694,653

Insurance (1.7%)
Admiral Group plc	4,804	158,802
Aegon Ltd.	25,113	155,129
Aflac, Inc.	6,923	618,293
Ageas SA/NV (x)	2,948	134,748
AIA Group Ltd.	207,337	1,407,196
Allianz SE (Registered)	7,228	2,008,744
Allstate Corp. (The)	3,534	564,238
American International Group, Inc.	8,886	659,697
Aon plc, Class A	2,911	854,611
Arch Capital Group Ltd.*	5,007	505,156
Arthur J Gallagher & Co.	2,926	758,741
ASR Nederland NV	2,924	139,381
Assicurazioni Generali SpA	18,819	469,391
Assurant, Inc.	696	115,710
Aviva plc	49,959	300,988

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

AXA SA	33,518	$1,097,344
Baloise Holding AG (Registered)	845	148,788
Brown & Brown, Inc.	3,170	283,430
Chubb Ltd.	5,437	1,386,870
Cincinnati Financial Corp.	2,096	247,538
Dai-ichi Life Holdings, Inc.	16,687	445,775
Everest Group Ltd.	582	221,754
Gjensidige Forsikring ASA	3,690	65,941
Globe Life, Inc.	1,124	92,483
Hannover Rueck SE	1,113	282,139
Hartford Financial Services Group, Inc. (The)	3,960	398,138
Helvetia Holding AG (Registered)	685	92,634
Insurance Australia Group Ltd.	44,060	209,862
Japan Post Holdings Co. Ltd.	38,462	381,297
Japan Post Insurance Co. Ltd.	3,499	67,875
Legal & General Group plc	110,333	316,601
Loews Corp.	2,431	181,693
Marsh & McLennan Cos., Inc.	6,597	1,390,120
Medibank Pvt Ltd.	50,816	126,444
MetLife, Inc.	7,998	561,380
MS&AD Insurance Group Holdings, Inc.	23,729	527,262
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,519	1,259,837
NN Group NV	4,996	232,478
Phoenix Group Holdings plc	12,936	85,278
Poste Italiane SpA (m)(x)	8,435	107,453
Principal Financial Group, Inc.	2,887	226,485
Progressive Corp. (The)	7,842	1,628,862
Prudential Financial, Inc.	4,807	563,332
Prudential plc	50,735	460,739
QBE Insurance Group Ltd.	27,721	321,588
Sampo OYJ, Class A	8,329	357,690
Sompo Holdings, Inc.	16,465	351,528
Suncorp Group Ltd.	23,476	272,655
Swiss Life Holding AG (Registered)	545	400,720
Swiss Re AG	5,566	690,755
T&D Holdings, Inc.	8,984	156,825
Talanx AG	1,191	95,089
Tokio Marine Holdings, Inc.	34,653	1,293,376
Travelers Cos., Inc. (The)	3,066	623,440
Tryg A/S	6,442	140,793
W R Berkley Corp.	2,684	210,909
Willis Towers Watson plc	1,369	358,870
Zurich Insurance Group AG	2,701	1,440,313

		28,655,208

Total Financials		137,211,878

Health Care (6.9%)
Biotechnology (0.9%)
AbbVie, Inc.	23,644	4,055,419
Amgen, Inc.	7,183	2,244,328
Argenx SE (Brussels Stock Exchange)*	989	432,777
Argenx SE (Vienna Stock Exchange)*	108	47,121
Biogen, Inc.*	1,949	451,817
CSL Ltd.	8,919	1,756,460
Genmab A/S*	1,220	305,705
Gilead Sciences, Inc.	16,681	1,144,483

Grifols SA*	5,504	46,331
Incyte Corp.*	2,495	151,247
Moderna, Inc.*	4,464	530,100
Regeneron Pharmaceuticals, Inc.*	1,420	1,492,462
Swedish Orphan Biovitrum AB*	3,596	96,219
Vertex Pharmaceuticals, Inc.*	3,455	1,619,428

		14,373,897

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	23,293	2,420,376
Alcon, Inc.	9,222	823,406
Align Technology, Inc.*	937	226,220
Baxter International, Inc.	6,823	228,229
Becton Dickinson & Co.	3,870	904,458
BioMerieux	764	72,616
Boston Scientific Corp.*	19,685	1,515,942
Carl Zeiss Meditec AG	743	52,239
Cochlear Ltd.	1,208	267,665
Coloplast A/S, Class B	2,327	279,551
Cooper Cos., Inc. (The)	2,661	232,305
Demant A/S*	1,836	79,463
Dexcom, Inc.*	5,325	603,748
DiaSorin SpA	413	41,161
Edwards Lifesciences Corp.*	8,068	745,241
EssilorLuxottica SA	5,444	1,173,047
Fisher & Paykel Healthcare Corp. Ltd.	10,775	197,417
GE HealthCare Technologies, Inc.	5,684	442,897
Getinge AB, Class B	4,221	71,704
Hologic, Inc.*	3,125	232,031
Hoya Corp.	6,437	748,363
IDEXX Laboratories, Inc.*	1,106	538,843
Insulet Corp.*	938	189,288
Intuitive Surgical, Inc.*	4,749	2,112,593
Koninklijke Philips NV*	14,835	374,787
Medtronic plc	17,779	1,399,385
Olympus Corp.	21,326	343,769
ResMed, Inc.	1,967	376,523
Siemens Healthineers AG(m)	5,203	299,782
Smith & Nephew plc	16,133	199,981
Solventum Corp.*	1,850	97,828
Sonova Holding AG (Registered)	935	288,893
STERIS plc	1,323	290,451
Straumann Holding AG (Registered)	2,060	255,193
Stryker Corp.	4,540	1,544,735
Sysmex Corp.	9,307	149,882
Teleflex, Inc.	631	132,718
Terumo Corp.	24,792	408,808
Zimmer Biomet Holdings, Inc.	2,755	299,000

		20,660,538

Health Care Providers & Services (1.0%)
Amplifon SpA	2,297	81,769
Cardinal Health, Inc.	3,261	320,622
Cencora, Inc.	2,217	499,490
Centene Corp.*	7,145	473,714
Cigna Group (The)	3,804	1,257,488
CVS Health Corp.	16,809	992,740
DaVita, Inc.*	693	96,029
Elevance Health, Inc.	3,112	1,686,268
Fresenius Medical Care AG	3,790	145,146
Fresenius SE & Co. KGaA*	7,794	232,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

HCA Healthcare, Inc.	2,595	$833,722
Henry Schein, Inc.*	1,715	109,931
Humana, Inc.	1,613	602,697
Labcorp Holdings, Inc.	1,129	229,763
McKesson Corp.	1,740	1,016,230
Molina Healthcare, Inc.*	785	233,380
NMC Health plc (r)*	3,800	—
Quest Diagnostics, Inc.	1,487	203,541
Ramsay Health Care Ltd.	3,392	107,393
Sonic Healthcare Ltd.	8,421	147,744
UnitedHealth Group, Inc.	12,323	6,275,611
Universal Health Services, Inc., Class B	799	147,759

		15,693,751

Health Care Technology (0.0%)†
M3, Inc.	8,131	77,499
Pro Medicus Ltd.	1,060	101,303

		178,802

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	3,924	508,668
Bachem Holding AG	623	57,172
Bio-Rad Laboratories, Inc., Class A*	273	74,559
Bio-Techne Corp.	2,110	151,182
Charles River Laboratories International, Inc.*	690	142,540
Danaher Corp.	8,826	2,205,176
Eurofins Scientific SE	2,493	124,283
IQVIA Holdings, Inc.*	2,440	515,914
Lonza Group AG (Registered)	1,374	749,969
Mettler-Toledo International, Inc.*	286	399,711
QIAGEN NV*	4,084	168,609
Revvity, Inc.	1,652	173,229
Sartorius AG (Preference)(q)	484	113,516
Sartorius Stedim Biotech	539	88,491
Thermo Fisher Scientific, Inc.	5,111	2,826,383
Waters Corp.*	794	230,355
West Pharmaceutical Services, Inc.	975	321,155

		8,850,912

Pharmaceuticals (3.2%)
Astellas Pharma, Inc.	33,412	330,195
AstraZeneca plc	28,606	4,468,034
Bayer AG (Registered)	18,126	512,090
Bristol-Myers Squibb Co.	27,142	1,127,207
Catalent, Inc.*	2,423	136,245
Chugai Pharmaceutical Co. Ltd.(x)	12,365	439,296
Daiichi Sankyo Co. Ltd.	34,101	1,170,824
Eisai Co. Ltd.	4,670	191,340
Eli Lilly and Co.	10,689	9,677,607
GSK plc	76,498	1,479,044
Hikma Pharmaceuticals plc	3,071	73,410
Ipsen SA	696	85,346
Johnson & Johnson	32,224	4,709,860
Kyowa Kirin Co. Ltd.	4,991	85,231
Merck & Co., Inc.	33,913	4,198,429
Merck KGaA	2,385	395,265
Novartis AG (Registered)	36,369	3,892,934
Novo Nordisk A/S, Class B	60,221	8,696,023
Ono Pharmaceutical Co. Ltd.	6,886	94,009

Orion OYJ, Class B	1,991	84,992
Otsuka Holdings Co. Ltd.	7,687	323,457
Pfizer, Inc.	75,872	2,122,899
Recordati Industria Chimica e Farmaceutica SpA	1,929	100,607
Roche Holding AG	12,964	3,600,109
Roche Holding AG CHF 1	591	180,105
Sandoz Group AG	7,555	273,626
Sanofi SA	21,005	2,023,228
Shionogi & Co. Ltd.	4,643	181,143
Takeda Pharmaceutical Co. Ltd.	29,217	757,619
Teva Pharmaceutical Industries Ltd. (ADR)*	20,672	335,920
UCB SA	2,333	346,546
Viatris, Inc.	15,943	169,474
Zoetis, Inc.	6,110	1,059,230

		53,321,344

Total Health Care		113,079,244

Industrials (6.2%)
Aerospace & Defense (1.1%)
Airbus SE	10,966	1,506,290
Axon Enterprise, Inc.*	950	279,528
BAE Systems plc	55,843	931,803
Boeing Co. (The)*	7,726	1,406,209
Dassault Aviation SA	364	66,115
Elbit Systems Ltd.	492	85,786
General Dynamics Corp.	3,044	883,186
General Electric Co.	14,656	2,329,864
Howmet Aerospace, Inc.	5,192	403,055
Huntington Ingalls Industries, Inc.	528	130,062
Kongsberg Gruppen ASA	1,623	132,248
L3Harris Technologies, Inc.	2,540	570,433
Leonardo SpA	7,467	173,370
Lockheed Martin Corp.	2,859	1,335,439
Melrose Industries plc	24,195	169,257
MTU Aero Engines AG	993	253,953
Northrop Grumman Corp.	1,863	812,175
Rheinmetall AG	804	409,599
Rolls-Royce Holdings plc*	155,331	896,945
RTX Corp.	17,801	1,787,042
Saab AB, Class B	5,910	142,188
Safran SA	6,308	1,333,546
Singapore Technologies Engineering Ltd.	28,648	91,479
Textron, Inc.	2,553	219,201
Thales SA	1,745	279,387
TransDigm Group, Inc.	749	956,930

		17,585,090

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,568	138,172
Deutsche Post AG	18,293	740,340
DSV A/S	3,159	484,018
Expeditors International of Washington, Inc.	1,891	235,978
FedEx Corp.	3,015	904,017
InPost SA*	3,690	65,047
Nippon Express Holdings, Inc.(x)	1,386	63,877
SG Holdings Co. Ltd.	5,881	54,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

United Parcel Service, Inc., Class B	9,766	$1,336,477
Yamato Holdings Co. Ltd.	4,617	50,750

		4,072,866

Building Products (0.3%)
A.O. Smith Corp.	1,617	132,238
AGC, Inc. (x)	3,630	117,458
Allegion plc	1,171	138,354
Assa Abloy AB, Class B	18,494	522,767
Builders FirstSource, Inc.*	1,634	226,162
Carrier Global Corp.	11,253	709,839
Cie de Saint-Gobain SA	8,412	654,221
Daikin Industries Ltd.	4,821	670,307
Geberit AG (Registered)	617	364,521
Johnson Controls International plc	8,971	596,302
Kingspan Group plc	2,874	244,694
Masco Corp.	2,949	196,610
Nibe Industrier AB, Class B	27,963	118,564
ROCKWOOL A/S, Class B	172	69,799
TOTO Ltd.	2,655	62,674
Trane Technologies plc	3,031	996,987

		5,821,497

Commercial Services & Supplies (0.3%)
Brambles Ltd.	25,695	249,061
Cintas Corp.	1,155	808,800
Copart, Inc.*	11,715	634,484
Dai Nippon Printing Co. Ltd.	3,861	129,876
Rentokil Initial plc	46,581	271,569
Republic Services, Inc.	2,741	532,686
Rollins, Inc.	3,760	183,450
Secom Co. Ltd.	3,896	229,973
Securitas AB, Class B	9,075	90,074
TOPPAN Holdings, Inc.	4,274	117,761
Veralto Corp.	2,942	280,873
Waste Management, Inc.	4,887	1,042,592

		4,571,199

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	3,759	162,155
Bouygues SA	3,496	112,209
Eiffage SA	1,356	124,541
Ferrovial SE	9,567	371,512
Kajima Corp.	7,804	134,917
Obayashi Corp.	12,022	142,868
Quanta Services, Inc.	1,960	498,017
Skanska AB, Class B	6,278	113,015
Taisei Corp.	3,114	115,181
Vinci SA	9,249	974,475

		2,748,890

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	29,524	1,640,423
AMETEK, Inc.	3,099	516,634
Eaton Corp. plc	5,353	1,678,433
Emerson Electric Co.	7,660	843,826
Fuji Electric Co. Ltd.	2,351	133,733
GE Vernova, Inc.*	3,670	629,442
Generac Holdings, Inc.*	812	107,363
Hubbell, Inc., Class B	719	262,780
Legrand SA	4,872	483,365

Mitsubishi Electric Corp.	35,691	569,561
Nidec Corp.	7,737	345,518
Prysmian SpA	4,847	300,137
Rockwell Automation, Inc.	1,526	420,077
Schneider Electric SE	10,042	2,412,230
Siemens Energy AG*	11,061	287,971
Vestas Wind Systems A/S*	18,633	431,449

		11,062,942

Ground Transportation (0.4%)
Aurizon Holdings Ltd.	33,964	82,699
Central Japan Railway Co.	14,294	308,553
CSX Corp.	26,175	875,554
East Japan Railway Co.	16,774	277,794
Grab Holdings Ltd., Class A*	38,791	137,708
Hankyu Hanshin Holdings, Inc.	4,260	113,166
JB Hunt Transport Services, Inc.	1,092	174,720
Keisei Electric Railway Co. Ltd. (x)	2,394	77,018
Kintetsu Group Holdings Co. Ltd. (x)	3,314	72,134
MTR Corp. Ltd.	28,556	90,140
Norfolk Southern Corp.	3,025	649,437
Old Dominion Freight Line, Inc.	2,386	421,368
Tokyu Corp.	9,270	102,097
Uber Technologies, Inc.*	27,978	2,033,441
Union Pacific Corp.	8,169	1,848,318
West Japan Railway Co.	8,092	150,634

		7,414,781

Industrial Conglomerates (0.5%)
3M Co.	7,409	757,126
CK Hutchison Holdings Ltd.	49,548	237,301
DCC plc	1,824	127,737
Hikari Tsushin, Inc.	292	54,384
Hitachi Ltd.	85,745	1,919,123
Honeywell International, Inc.	8,719	1,861,855
Investment AB Latour, Class B	2,732	73,771
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,741	97,305
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	134	4,741
Keppel Ltd.	26,825	127,992
Lifco AB, Class B	4,301	118,086
Siemens AG (Registered)	14,024	2,609,101
Smiths Group plc	6,402	137,982

		8,126,504

Machinery (1.2%)
Alfa Laval AB	5,338	233,736
Alstom SA	6,310	106,096
Atlas Copco AB, Class A	49,571	931,649
Atlas Copco AB, Class B	28,800	465,055
Caterpillar, Inc.	6,548	2,181,139
Cummins, Inc.	1,831	507,059
Daifuku Co. Ltd.	5,592	104,618
Daimler Truck Holding AG	9,870	392,897
Deere & Co.	3,466	1,295,002
Dover Corp.	1,840	332,028
Epiroc AB, Class A	12,159	242,629
Epiroc AB, Class B	7,196	131,577
FANUC Corp.	17,590	482,033
Fortive Corp.	4,713	349,233
GEA Group AG	2,862	119,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Hitachi Construction Machinery Co. Ltd.	2,008	$53,766
Hoshizaki Corp.	2,028	64,310
Husqvarna AB, Class B	6,469	51,842
IDEX Corp.	1,014	204,017
Illinois Tool Works, Inc.	3,636	861,587
Indutrade AB	5,042	129,202
Ingersoll Rand, Inc.	5,402	490,718
Knorr-Bremse AG	1,338	102,168
Komatsu Ltd.	17,106	496,626
Kone OYJ, Class B	6,271	309,537
Kubota Corp. (x)	18,464	258,214
Makita Corp.	4,175	113,451
Metso OYJ	11,472	121,434
Minebea Mitsumi, Inc.	6,741	138,054
Mitsubishi Heavy Industries Ltd.	59,150	633,448
Nordson Corp.	727	168,620
Otis Worldwide Corp.	5,414	521,152
PACCAR, Inc.	7,018	722,433
Parker-Hannifin Corp.	1,721	870,499
Pentair plc	2,223	170,437
Rational AG	94	78,270
Sandvik AB	19,673	394,240
Schindler Holding AG	751	188,743
Schindler Holding AG (Registered)	433	107,955
SKF AB, Class B	6,289	126,266
SMC Corp.	1,026	486,822
Snap-on, Inc.	706	184,541
Spirax Group plc	1,358	145,572
Stanley Black & Decker, Inc.	2,060	164,573
Techtronic Industries Co. Ltd.	25,326	289,290
Toyota Industries Corp.	2,662	224,439
Trelleborg AB, Class B	3,972	154,548
VAT Group AG (m)	498	282,354
Volvo AB, Class A	3,695	96,358
Volvo AB, Class B	29,315	749,816
Wartsila OYJ Abp	9,280	178,891
Westinghouse Air Brake Technologies Corp.	2,362	373,314
Xylem, Inc.	3,246	440,255
Yaskawa Electric Corp. (x)	4,459	160,107

		19,181,851

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	56	95,050
AP Moller - Maersk A/S, Class B	83	144,275
Kawasaki Kisen Kaisha Ltd.	7,238	105,270
Kuehne + Nagel International AG (Registered)	891	256,257
Mitsui OSK Lines Ltd.	6,302	188,719
Nippon Yusen KK	8,500	247,356
SITC International Holdings Co. Ltd.	24,800	67,327

		1,104,254

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	8,785	99,534
ANA Holdings, Inc.	2,935	54,170
Delta Air Lines, Inc.	8,640	409,882
Deutsche Lufthansa AG (Registered)	11,040	67,511
Japan Airlines Co. Ltd.	2,659	41,953
Qantas Airways Ltd.*	14,733	57,496

Singapore Airlines Ltd.	27,408	139,466
Southwest Airlines Co.	8,013	229,252
United Airlines Holdings, Inc.*	4,403	214,250

		1,313,514

Professional Services (0.6%)
Adecco Group AG (Registered)	3,108	103,156
Automatic Data Processing, Inc.	5,480	1,308,021
Broadridge Financial Solutions, Inc.	1,582	311,654
Bureau Veritas SA	5,861	162,319
Computershare Ltd.	9,876	173,535
Dayforce, Inc.*	2,114	104,854
Equifax, Inc.	1,655	401,271
Experian plc	16,951	789,827
Intertek Group plc	2,978	180,470
Jacobs Solutions, Inc.	1,677	234,294
Leidos Holdings, Inc.	1,810	264,043
Paychex, Inc.	4,290	508,622
Paycom Software, Inc.	644	92,118
Randstad NV	2,002	90,757
Recruit Holdings Co. Ltd.	27,398	1,465,688
RELX plc (London Stock Exchange)	5,248	241,411
RELX plc (Turquoise Stock Exchange)	29,396	1,352,452
SGS SA (Registered) (x)	2,766	246,291
Teleperformance SE	995	104,791
Verisk Analytics, Inc.	1,910	514,841
Wolters Kluwer NV	4,586	760,281

		9,410,696

Trading Companies & Distributors (0.5%)
AerCap Holdings NV	3,778	352,110
Ashtead Group plc	8,069	538,765
Beijer Ref AB, Class B (x)	6,658	102,706
Brenntag SE	2,398	161,690
Bunzl plc	6,237	237,314
Fastenal Co.	7,666	481,731
IMCD NV	1,052	145,675
ITOCHU Corp.	21,972	1,072,584
Marubeni Corp.	26,317	486,707
Mitsubishi Corp.	61,740	1,208,015
Mitsui & Co. Ltd.	47,524	1,078,439
MonotaRO Co. Ltd. (x)	4,648	54,630
Reece Ltd.	4,172	70,052
Rexel SA	4,162	107,688
Seven Group Holdings Ltd.	3,676	92,401
Sumitomo Corp.	19,156	478,275
Toyota Tsusho Corp.	11,874	231,148
United Rentals, Inc.	892	576,883
WW Grainger, Inc.	585	527,810

		8,004,623

Transportation Infrastructure (0.0%)†
Aena SME SA (m)	1,384	278,652
Aeroports de Paris SA	639	77,741
Auckland International Airport Ltd.	24,582	114,243
Getlink SE	5,582	92,361
Transurban Group	57,054	471,953

		1,034,950

Total Industrials		101,453,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (13.9%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	3,399	$1,191,281
Cisco Systems, Inc.	54,216	2,575,802
F5, Inc.*	785	135,200
Juniper Networks, Inc.	4,351	158,637
Motorola Solutions, Inc.	2,233	862,050
Nokia OYJ	98,397	374,989
Telefonaktiebolaget LM Ericsson, Class B	51,187	317,776

		5,615,735

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	16,083	1,083,512
CDW Corp.	1,800	402,912
Corning, Inc.	10,323	401,049
Halma plc	7,005	239,617
Hamamatsu Photonics KK	2,589	69,323
Hexagon AB, Class B	38,308	432,451
Ibiden Co. Ltd.	2,099	85,426
Jabil, Inc.	1,615	175,696
Keyence Corp.	3,582	1,570,701
Keysight Technologies, Inc.*	2,337	319,585
Kyocera Corp.	23,652	272,184
Murata Manufacturing Co. Ltd.	31,840	657,421
Omron Corp.	3,210	110,312
Shimadzu Corp.	4,403	110,150
TDK Corp.	7,210	442,083
TE Connectivity Ltd.	4,100	616,763
Teledyne Technologies, Inc.*	635	246,367
Trimble, Inc.*	3,270	182,858
Yokogawa Electric Corp.	4,251	102,781
Zebra Technologies Corp., Class A*	688	212,544

		7,733,735

IT Services (0.5%)
Accenture plc, Class A	8,418	2,554,106
Akamai Technologies, Inc.*	2,039	183,673
Bechtle AG	1,511	71,104
Capgemini SE	2,866	569,977
Cognizant Technology Solutions Corp., Class A	6,657	452,676
EPAM Systems, Inc.*	776	145,973
Fujitsu Ltd.	32,480	508,125
Gartner, Inc.*	1,039	466,573
GoDaddy, Inc., Class A*	1,887	263,633
International Business Machines Corp.	12,300	2,127,285
NEC Corp.	4,551	374,654
Nomura Research Institute Ltd.	6,947	195,210
NTT Data Group Corp.	11,599	170,283
Obic Co. Ltd.	1,171	150,951
Otsuka Corp.	4,244	81,535
SCSK Corp.	2,874	57,394
TIS, Inc.	3,903	75,639
VeriSign, Inc.*	1,160	206,248
Wix.com Ltd.*	975	155,093

		8,810,132

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	21,642	3,510,549
Advantest Corp.	14,159	565,427

Analog Devices, Inc.	6,640	1,515,646
Applied Materials, Inc.	11,125	2,625,389
ASM International NV	866	660,154
ASML Holding NV	7,373	7,613,434
BE Semiconductor Industries NV	1,422	237,799
Broadcom, Inc.	5,815	9,336,157
Disco Corp.	1,658	629,028
Enphase Energy, Inc.*	1,822	181,672
First Solar, Inc.*	1,433	323,084
Infineon Technologies AG	24,101	885,445
Intel Corp.	56,999	1,765,259
KLA Corp.	1,803	1,486,591
Lam Research Corp.	1,751	1,864,552
Lasertec Corp.	1,462	327,948
Microchip Technology, Inc.	7,236	662,094
Micron Technology, Inc.	14,827	1,950,195
Monolithic Power Systems, Inc.	652	535,735
NVIDIA Corp.	329,359	40,689,011
NXP Semiconductors NV	3,423	921,095
ON Semiconductor Corp.*	5,761	394,917
Qorvo, Inc.*	1,293	150,040
QUALCOMM, Inc.	14,969	2,981,525
Renesas Electronics Corp.	27,586	515,919
Rohm Co. Ltd. (x)	6,098	81,489
SCREEN Holdings Co. Ltd.	1,500	135,186
Skyworks Solutions, Inc.	2,148	228,934
STMicroelectronics NV	12,493	493,231
SUMCO Corp. (x)	6,413	92,295
Teradyne, Inc.	2,090	309,926
Texas Instruments, Inc.	12,191	2,371,515
Tokyo Electron Ltd.	8,741	1,896,084

		87,937,325

Software (4.5%)
Adobe, Inc.*	5,998	3,332,129
ANSYS, Inc.*	1,169	375,834
Autodesk, Inc.*	2,864	708,697
Cadence Design Systems, Inc.*	3,644	1,121,441
Check Point Software Technologies Ltd.*	1,667	275,055
Crowdstrike Holdings, Inc., Class A*	3,089	1,183,674
CyberArk Software Ltd.*	781	213,541
Dassault Systemes SE	12,348	466,810
Fair Isaac Corp.*	331	492,747
Fortinet, Inc.*	8,490	511,692
Gen Digital, Inc.	7,378	184,302
Intuit, Inc.	3,749	2,463,880
Microsoft Corp.	99,515	44,478,229
Monday.com Ltd.*	677	162,995
Nemetschek SE	1,066	104,859
Nice Ltd.*	1,160	189,208
Oracle Corp.	682	47,052
Oracle Corp. (Moscow Stock Exchange)	21,345	3,013,914
Palo Alto Networks, Inc.*	4,326	1,466,557
PTC, Inc.*	1,603	291,217
Roper Technologies, Inc.	1,433	807,725
Sage Group plc (The)	18,536	255,050
Salesforce, Inc.	13,004	3,343,328
SAP SE	19,269	3,910,960
ServiceNow, Inc.*	2,745	2,159,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Synopsys, Inc.*	2,042	$1,215,113
Temenos AG (Registered)	1,179	81,360
Trend Micro, Inc.	2,474	100,427
Tyler Technologies, Inc.*	568	285,579
WiseTech Global Ltd.	3,076	205,816
Xero Ltd.*	2,670	242,950

		73,691,550

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	192,996	40,648,818
Brother Industries Ltd.	4,316	75,944
Canon, Inc. (x)	18,446	499,185
FUJIFILM Holdings Corp.	20,624	482,239
Hewlett Packard Enterprise Co.	17,406	368,485
HP, Inc.	11,556	404,691
Logitech International SA (Registered)	2,875	278,140
NetApp, Inc.	2,763	355,874
Ricoh Co. Ltd.	10,134	86,639
Seagate Technology Holdings plc	2,615	270,051
Seiko Epson Corp.	5,324	82,694
Super Micro Computer, Inc.*	674	552,242
Western Digital Corp.*	4,372	331,267

		44,436,269

Total Information Technology		228,224,746

Materials (2.1%)
Chemicals (1.1%)
Air Liquide SA	10,652	1,839,843
Air Products and Chemicals, Inc.	2,977	768,215
Akzo Nobel NV	3,148	191,425
Albemarle Corp. (x)	1,574	150,348
Arkema SA	1,108	96,294
Asahi Kasei Corp.	23,161	148,346
BASF SE	16,472	797,095
Celanese Corp.	1,345	181,427
CF Industries Holdings, Inc.	2,447	181,372
Clariant AG (Registered)	3,937	61,961
Corteva, Inc.	9,332	503,368
Covestro AG (m)*	3,487	204,645
Croda International plc	2,448	122,172
Dow, Inc.	9,416	499,519
DSM-Firmenich AG	3,431	388,020
DuPont de Nemours, Inc.	5,598	450,583
Eastman Chemical Co.	1,575	154,303
Ecolab, Inc.	3,403	809,914
EMS-Chemie Holding AG (Registered)	129	105,747
Evonik Industries AG	4,729	96,479
FMC Corp.	1,671	96,166
Givaudan SA (Registered)	170	806,055
ICL Group Ltd.	14,278	61,653
International Flavors & Fragrances, Inc.	3,433	326,856
Linde plc	6,437	2,824,620
LyondellBasell Industries NV, Class A	3,444	329,453
Mitsubishi Chemical Group Corp. (x)	25,019	138,880
Mitsui Chemicals, Inc.	3,128	86,322
Mosaic Co. (The)	4,303	124,357
Nippon Paint Holdings Co. Ltd. (x)	17,525	114,154
Nippon Sanso Holdings Corp.	3,174	93,884

Nissan Chemical Corp.	2,345	74,290
Nitto Denko Corp.	2,695	212,900
Novonesis (Novozymes) B	6,884	421,211
OCI NV	1,950	47,594
Orica Ltd.	8,970	106,932
PPG Industries, Inc.	3,151	396,679
Sherwin-Williams Co. (The)	3,123	931,997
Shin-Etsu Chemical Co. Ltd.	33,201	1,287,264
Sika AG (Registered)	2,814	805,566
Syensqo SA	1,368	122,435
Symrise AG, Class A	2,450	299,903
Toray Industries, Inc.	25,608	121,204
Umicore SA	3,865	58,073
Yara International ASA	3,055	88,013

		17,727,537

Construction Materials (0.1%)
Heidelberg Materials AG	2,520	261,297
Holcim AG	9,619	852,429
James Hardie Industries plc (CHDI)*	8,039	253,661
Martin Marietta Materials, Inc.	825	446,985
Vulcan Materials Co.	1,771	440,413

		2,254,785

Containers & Packaging (0.1%)
Amcor plc	19,352	189,262
Avery Dennison Corp.	1,079	235,923
Ball Corp.	4,156	249,443
International Paper Co.	4,651	200,691
Packaging Corp. of America	1,194	217,977
SIG Group AG	5,643	103,319
Smurfit Kappa Group plc (x)	4,818	214,649
Westrock Co.	3,456	173,699

		1,584,963

Metals & Mining (0.7%)
Anglo American plc	23,450	741,671
Antofagasta plc	7,276	194,069
ArcelorMittal SA	8,654	198,057
BHP Group Ltd.	93,584	2,664,508
BlueScope Steel Ltd.	8,177	111,443
Boliden AB	5,047	161,472
Endeavour Mining plc	3,391	72,271
Fortescue Ltd.	31,244	446,246
Freeport-McMoRan, Inc.	19,234	934,772
Glencore plc	191,390	1,091,374
JFE Holdings, Inc.	10,598	152,525
Mineral Resources Ltd.	3,242	116,615
Newmont Corp.	15,440	646,473
Nippon Steel Corp.	15,788	333,737
Norsk Hydro ASA	24,481	152,476
Northern Star Resources Ltd.	21,210	183,939
Nucor Corp.	3,210	507,437
Pilbara Minerals Ltd. (x)	52,757	108,046
Rio Tinto Ltd.	6,850	543,787
Rio Tinto plc	20,804	1,367,776
South32 Ltd.	83,571	204,046
Steel Dynamics, Inc.	1,978	256,151
Sumitomo Metal Mining Co. Ltd.	4,586	139,042
voestalpine AG	1,977	53,398

		11,381,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.1%)
Holmen AB, Class B	1,406	$55,343
Mondi plc	8,145	156,346
Stora Enso OYJ, Class R	10,737	146,667
Svenska Cellulosa AB SCA, Class B	11,182	165,161
UPM-Kymmene OYJ	9,848	344,034

		867,551

Total Materials		33,816,167

Real Estate (1.2%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	932	44,297
GPT Group (The) (REIT)	35,346	94,317
Land Securities Group plc (REIT)	13,057	102,251
Mirvac Group (REIT)	72,807	90,825
Nomura Real Estate Master Fund, Inc. (REIT) (x)	74	65,634
Stockland (REIT)	44,047	122,530

		519,854

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,107	246,456
Healthpeak Properties, Inc. (REIT)	9,423	184,691
Ventas, Inc. (REIT)	5,420	277,829
Welltower, Inc. (REIT)	8,006	834,625

		1,543,601

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	9,440	169,731

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	69,134	130,519
Goodman Group (REIT)	31,544	731,244
Nippon Prologis REIT, Inc. (REIT)	42	65,523
Prologis, Inc. (REIT)	12,397	1,392,307
Segro plc (REIT)	23,457	266,334
Warehouses De Pauw CVA (REIT)	3,239	87,761

		2,673,688

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	1,935	119,119
Dexus (REIT)	19,846	85,790
Gecina SA (REIT)	849	78,149
Japan Real Estate Investment Corp. (REIT)	24	75,778
Nippon Building Fund, Inc. (REIT) (x)	28	97,980

		456,816

Real Estate Management & Development (0.2%)
Azrieli Group Ltd.	783	45,812
CapitaLand Investment Ltd.	48,135	94,424
CBRE Group, Inc., Class A*	4,038	359,826
CK Asset Holdings Ltd.	35,920	134,544
CoStar Group, Inc.*	5,467	405,323
Daito Trust Construction Co. Ltd.	1,046	107,825
Daiwa House Industry Co. Ltd.	10,308	261,208
Fastighets AB Balder, Class B*	12,229	83,788
Henderson Land Development Co. Ltd.	26,705	71,644
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	19,519	59,338

Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	794	2,565
Hulic Co. Ltd. (x)	7,113	62,978
LEG Immobilien SE	1,367	111,644
Mitsubishi Estate Co. Ltd.	20,774	325,381
Mitsui Fudosan Co. Ltd.	49,306	450,033
Nomura Real Estate Holdings, Inc.	2,048	51,311
Sagax AB, Class B	4,053	103,705
Sino Land Co. Ltd.	71,197	73,394
Sumitomo Realty & Development Co. Ltd.	5,268	154,579
Sun Hung Kai Properties Ltd.	26,676	230,753
Swire Pacific Ltd., Class A	7,572	66,905
Swire Properties Ltd.	21,535	34,306
Swiss Prime Site AG (Registered)	1,426	135,228
Vonovia SE	13,528	384,651
Wharf Holdings Ltd. (The) (x)	20,100	56,498
Wharf Real Estate Investment Co. Ltd.	30,536	80,944

		3,948,607

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,901	393,298
Camden Property Trust (REIT)	1,426	155,591
Equity Residential (REIT)	4,618	320,212
Essex Property Trust, Inc. (REIT)	860	234,092
Invitation Homes, Inc. (REIT)	7,709	276,676
Mid-America Apartment Communities, Inc. (REIT)	1,564	223,042
UDR, Inc. (REIT)	4,057	166,946

		1,769,857

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	99,333	145,044
Federal Realty Investment Trust (REIT)	1,011	102,081
Kimco Realty Corp. (REIT)	8,936	173,895
Klepierre SA (REIT)	3,970	106,207
Link REIT (REIT)	47,092	183,024
Realty Income Corp. (REIT)	11,659	615,828
Regency Centers Corp. (REIT)	2,202	136,964
Scentre Group (REIT)	95,856	199,510
Simon Property Group, Inc. (REIT)	4,364	662,455
Unibail-Rodamco-Westfield (REIT)	2,181	171,724
Vicinity Ltd. (REIT)	71,397	88,113

		2,584,845

Specialized REITs (0.4%)
American Tower Corp. (REIT)	6,253	1,215,458
Crown Castle, Inc. (REIT)	5,818	568,419
Digital Realty Trust, Inc. (REIT)	4,345	660,657
Equinix, Inc. (REIT)	1,271	961,639
Extra Space Storage, Inc. (REIT)	2,835	440,587
Iron Mountain, Inc. (REIT)	3,925	351,758
Public Storage (REIT)	2,118	609,243
SBA Communications Corp. (REIT)	1,439	282,476
VICI Properties, Inc. (REIT), Class A	13,968	400,043
Weyerhaeuser Co. (REIT)	9,761	277,115

		5,767,395

Total Real Estate		19,434,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (1.4%)
Electric Utilities (0.9%)
Acciona SA (x)	456	$53,865
Alliant Energy Corp.	3,433	174,740
American Electric Power Co., Inc.	7,058	619,269
BKW AG	390	62,204
Chubu Electric Power Co., Inc.	11,933	140,995
CK Infrastructure Holdings Ltd.	11,661	65,853
CLP Holdings Ltd.	30,083	243,082
Constellation Energy Corp.	4,221	845,340
Duke Energy Corp.	10,334	1,035,777
Edison International	5,152	369,965
EDP - Energias de Portugal SA	57,901	216,970
Elia Group SA/NV	543	50,854
Endesa SA (x)	5,861	110,064
Enel SpA	150,102	1,043,922
Entergy Corp.	2,859	305,913
Evergy, Inc.	3,079	163,095
Eversource Energy	4,717	267,501
Exelon Corp.	13,390	463,428
FirstEnergy Corp.	6,935	265,402
Fortum OYJ	8,278	121,012
Iberdrola SA	106,690	1,384,256
Kansai Electric Power Co., Inc. (The)	12,993	218,205
Mercury NZ Ltd.	12,861	51,428
NextEra Energy, Inc.	27,509	1,947,912
NRG Energy, Inc.	2,791	217,307
Origin Energy Ltd.	31,787	230,287
Orsted A/S (m)*	3,490	185,728
PG&E Corp.	28,614	499,600
Pinnacle West Capital Corp.	1,520	116,098
Power Assets Holdings Ltd.	25,560	138,290
PPL Corp.	9,878	273,127
Redeia Corp. SA (x)	7,488	130,874
Southern Co. (The)	14,640	1,135,625
SSE plc	20,175	456,380
Terna - Rete Elettrica Nazionale	25,961	200,682
Tokyo Electric Power Co. Holdings, Inc.*	28,190	151,769
Verbund AG	1,256	99,068
Xcel Energy, Inc.	7,440	397,370

		14,453,257

Gas Utilities (0.0%)†
APA Group	23,680	126,217
Atmos Energy Corp.	2,020	235,633
Hong Kong & China Gas Co. Ltd.	206,652	157,191
Osaka Gas Co. Ltd.	6,854	150,934
Snam SpA (x)	37,207	164,607
Tokyo Gas Co. Ltd.	6,615	142,053

		976,635

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	9,515	167,179
EDP Renovaveis SA	5,846	81,703
Meridian Energy Ltd.	23,882	91,498
RWE AG	11,666	399,174
Vistra Corp.	4,373	375,990

		1,115,544

Multi-Utilities (0.4%)
Ameren Corp.	3,571	253,934
CenterPoint Energy, Inc.	8,566	265,375
Centrica plc	98,492	167,956
CMS Energy Corp.	3,999	238,061
Consolidated Edison, Inc.	4,631	414,104
Dominion Energy, Inc.	11,223	549,927
DTE Energy Co.	2,771	307,609
E.ON SE	41,427	543,708
Engie SA	33,702	481,302
National Grid plc	88,670	989,287
NiSource, Inc.	6,003	172,946
Public Service Enterprise Group, Inc.	6,669	491,505
Sembcorp Industries Ltd.	16,800	59,593
Sempra	8,473	644,456
Veolia Environnement SA	12,716	380,220
WEC Energy Group, Inc.	4,229	331,807

		6,291,790

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,609	336,978
Severn Trent plc	4,967	149,435
United Utilities Group plc	12,582	156,282

		642,695

Total Utilities		23,479,921

Total Common Stocks (55.8%) (Cost $418,323,036)		918,907,249

EXCHANGE TRADED FUNDS (ETF):
Equity (4.3%)
SPDR S&P MidCap 400 ETF Trust (x)	133,367	71,362,014

Total Exchange Traded Funds (4.3%) (Cost $67,116,923)		71,362,014

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.3%)
FHLB
3.250%, 11/16/28	$5,940,000	5,669,430
4.750%, 12/8/28	3,125,000	3,162,676
FHLMC
6.750%, 3/15/31	2,759,000	3,122,449
6.250%, 7/15/32	5,522,000	6,190,259
FNMA
1.875%, 9/24/26	8,398,000	7,898,881
7.250%, 5/15/30	10,000,000	11,441,791

Total U.S. Government Agency Securities		37,485,486

U.S. Treasury Obligations (36.0%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	8,895,255
6.125%, 11/15/27	18,708,100	19,695,912
5.250%, 11/15/28	23,441,400	24,263,251
U.S. Treasury Notes
4.625%, 6/30/25	40,876,200	40,679,516
0.250%, 8/31/25	8,355,400	7,904,362
2.250%, 11/15/25	3,495,500	3,370,048
0.375%, 12/31/25	9,925,800	9,280,363
0.375%, 1/31/26	4,821,900	4,493,264
1.625%, 2/15/26	12,939,100	12,288,158
0.750%, 4/30/26	3,326,000	3,092,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

0.750%, 5/31/26	$24,585,400	$22,799,192
0.750%, 8/31/26	6,812,400	6,265,727
0.875%, 9/30/26	3,793,200	3,491,312
2.000%, 11/15/26#	45,228,500	42,559,507
1.250%, 12/31/26	8,201,200	7,561,260
1.500%, 1/31/27	6,580,200	6,089,806
2.250%, 2/15/27	12,890,700	12,153,063
1.875%, 2/28/27	6,847,700	6,388,048
2.375%, 5/15/27	26,341,100	24,809,779
2.250%, 8/15/27	24,314,100	22,724,094
2.250%, 11/15/27	24,429,600	22,735,344
3.875%, 12/31/27	9,807,700	9,623,861
2.750%, 2/15/28	5,963,500	5,623,871
4.000%, 2/29/28	9,855,300	9,708,145
3.500%, 4/30/28	18,603,400	18,002,367
2.875%, 5/15/28	8,942,200	8,450,183
3.625%, 5/31/28	7,186,600	6,984,941
4.000%, 6/30/28	4,387,500	4,323,031
2.875%, 8/15/28	1,412,600	1,331,401
4.375%, 8/31/28	7,191,400	7,186,172
4.625%, 9/30/28	6,018,300	6,072,846
4.875%, 10/31/28	1,409,600	1,436,881
3.125%, 11/15/28	3,406,400	3,236,199
4.375%, 11/30/28	6,858,800	6,861,731
3.750%, 12/31/28	9,966,000	9,717,598
4.000%, 1/31/29	1,467,600	1,446,039
2.625%, 2/15/29	7,103,500	6,588,888
4.250%, 2/28/29	9,177,000	9,141,814
4.125%, 3/31/29	8,120,500	8,043,541
4.625%, 4/30/29	9,507,600	9,623,021
2.375%, 5/15/29	7,176,400	6,557,663
4.500%, 5/31/29	6,764,600	6,815,568
1.625%, 8/15/29	5,349,800	4,690,956
1.500%, 2/15/30	4,863,300	4,178,204
0.625%, 5/15/30	21,873,000	17,697,331
0.625%, 8/15/30	15,094,900	12,107,434
1.625%, 5/15/31	13,136,200	11,038,751
1.250%, 8/15/31	3,250,000	2,640,805
1.375%, 11/15/31	9,648,000	7,858,363
1.875%, 2/15/32	11,983,700	10,075,811
2.875%, 5/15/32	11,419,200	10,304,938
2.750%, 8/15/32	8,043,500	7,169,628
4.125%, 11/15/32	6,754,400	6,652,859
3.500%, 2/15/33	5,397,700	5,068,461
3.375%, 5/15/33	7,338,500	6,815,056
3.875%, 8/15/33	7,424,500	7,158,046
4.500%, 11/15/33	9,638,800	9,749,518
4.000%, 2/15/34	7,649,700	7,443,526
4.375%, 5/15/34	3,165,600	3,173,509

Total U.S. Treasury Obligations		592,139,140

Total Long-Term Debt Securities (38.3%) (Cost $665,570,978)		629,624,626

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
Amplifon SpA* (Cost $—)	2,297	—

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	2,000,000	$2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	34,355,544	34,355,544
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		45,355,544

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (0.7%)
U.S. Treasury Bills 4.98%, 7/18/24 (p)	$11,516,500	11,487,887

Total Short-Term Investments (3.5%) (Cost $56,843,106)		56,843,431

Total Investments in Securities (101.9%) (Cost $1,207,854,043)		1,676,737,320
Other Assets Less Liabilities (-1.9%)		(30,777,845)

Net Assets (100%)		$1,645,959,475

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,114,831.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $156,425 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $3,577,162 or 0.2% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $70,074,033. This was collateralized by $26,293,554 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.480%, maturing 7/31/24 – 2/15/54 and by cash of $45,355,544 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.4%
Austria	0.0	#
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.1
Denmark	0.7
Finland	0.2
France	1.8
Germany	1.6
Hong Kong	0.3
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	4.2
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.9
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.2
United Arab Emirates	0.0	#
United Kingdom	2.0
United States	85.0
Cash and Other	(1.9)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	327	9/2024	EUR	17,250,884	(109,688)
MSCI EAFE E-Mini Index	13	9/2024	USD	1,523,080	(4,368)
Russell 2000 E-Mini Index	702	9/2024	USD	72,481,500	(629,949)
S&P 500 E-Mini Index	40	9/2024	USD	11,043,000	69,281
TOPIX Index	123	9/2024	JPY	21,486,202	202,302

					(472,422)

Short Contracts
FTSE 100 Index	(173)	9/2024	GBP	(17,958,765)	85,724
SPI 200 Index	(196)	9/2024	AUD	(25,405,036)	(83,210)
U.S. Treasury 2 Year Note	(150)	9/2024	USD	(30,632,813)	(83,389)
U.S. Treasury 5 Year Note	(100)	9/2024	USD	(10,657,812)	(10,006)
U.S. Treasury 10 Year Note	(255)	9/2024	USD	(28,046,016)	(249,331)

					(340,212)

					(812,634)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	104,085,705	USD	9,492,843	Bank of America	7/19/2024	260,147
SEK	212,276,122	USD	19,529,251	Bank of America	7/19/2024	515,802
USD	4,364,377	NOK	46,255,111	Bank of America	7/19/2024	30,202
USD	2,517,221	NOK	26,690,548	Barclays Bank plc	7/19/2024	16,276
USD	3,452,414	SEK	35,981,961	Barclays Bank plc	7/19/2024	54,668
USD	5,234,004	SEK	54,620,848	Morgan Stanley	7/19/2024	76,204
USD	2,938,124	NZD	4,807,690	Bank of America	7/25/2024	9,742
CHF	5,860,247	USD	6,519,607	Morgan Stanley	8/8/2024	33,201
USD	5,451,121	EUR	5,055,445	Citibank NA	8/8/2024	27,146
USD	9,977,584	JPY	1,541,087,789	Citibank NA	8/16/2024	330,571
USD	19,888,867	JPY	3,071,630,680	Deutsche Bank AG	8/16/2024	660,849
USD	17,268,343	JPY	2,701,911,148	JPMorgan Chase Bank	8/16/2024	354,723

Total unrealized appreciation						2,369,531

USD	9,524,155	SEK	104,441,587	Goldman Sachs Bank USA	7/19/2024	(338,175)
USD	8,748,374	SEK	94,938,716	JPMorgan Chase Bank	7/19/2024	(216,608)
NZD	6,137,616	USD	3,745,726	Bank of America	7/25/2024	(7,282)
NZD	37,453,566	USD	22,959,935	Goldman Sachs Bank USA	7/25/2024	(146,834)
CHF	5,176,063	USD	5,882,505	HSBC Bank plc	8/8/2024	(94,737)
EUR	5,679,003	USD	6,110,537	BNP Paribas	8/8/2024	(17,549)
EUR	39,726,697	USD	42,772,984	JPMorgan Chase Bank	8/8/2024	(150,309)
USD	24,938,248	CHF	22,328,710	Goldman Sachs Bank USA	8/8/2024	(29,257)
USD	8,771,995	CHF	7,917,866	HSBC Bank plc	8/8/2024	(81,600)
USD	12,307,333	EUR	11,479,233	Bank of America	8/8/2024	(8,707)
JPY	806,820,160	USD	5,185,030	Bank of America	8/16/2024	(134,438)
JPY	1,487,240,504	USD	9,385,151	Barclays Bank plc	8/16/2024	(75,214)
JPY	1,940,477,207	USD	12,569,478	JPMorgan Chase Bank	8/16/2024	(422,337)
JPY	367,144,677	USD	2,390,202	Morgan Stanley	8/16/2024	(91,923)
GBP	3,905,097	USD	4,952,764	Bank of America	8/29/2024	(14,157)
GBP	21,957,451	USD	27,851,709	Morgan Stanley	8/29/2024	(83,072)
USD	8,044,602	AUD	12,090,474	Morgan Stanley	9/19/2024	(37,737)

Total unrealized depreciation						(1,949,936)

Net unrealized appreciation						419,595

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$57,832,938	$11,966,814	$—		$69,799,752
Consumer Discretionary	61,163,540	34,914,445	—		96,077,985
Consumer Staples	35,710,052	25,624,591	—		61,334,643
Energy	22,399,209	12,595,653	—		34,994,862
Financials	76,273,437	60,938,441	—		137,211,878
Health Care	72,286,823	40,792,421	—	(a)	113,079,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$50,488,326	$50,965,331	$—	$101,453,657
Information Technology	199,941,888	28,282,858	—	228,224,746
Materials	13,228,403	20,587,764	—	33,816,167
Real Estate	13,277,720	6,156,674	—	19,434,394
Utilities	13,882,973	9,596,948	—	23,479,921
Exchange Traded Funds	71,362,014	—	—	71,362,014
Forward Currency Contracts	—	2,369,531	—	2,369,531
Futures	357,307	—	—	357,307
Rights
Health Care	—	—	—	—
Short-Term Investments
Investment Companies	45,355,544	—	—	45,355,544
U.S. Treasury Obligation	—	11,487,887	—	11,487,887
U.S. Government Agency Securities	—	37,485,486	—	37,485,486
U.S. Treasury Obligations	—	592,139,140	—	592,139,140

Total Assets	$733,560,174	$945,903,984	$—	$1,679,464,158

Liabilities:
Forward Currency Contracts	$—	$(1,949,936)	$—	$(1,949,936)
Futures	(1,169,941)	—	—	(1,169,941)

Total Liabilities	$(1,169,941)	$(1,949,936)	$—	$(3,119,877)

Total	$732,390,233	$943,954,048	$—	$1,676,344,281

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$2,369,531
Equity contracts	Receivables, Net assets – Unrealized appreciation	357,307	*

Total		$2,726,838

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(342,726	)*
Foreign exchange contracts	Payables	(1,949,936)
Equity contracts	Payables, Net assets – Unrealized depreciation	(827,215	)*

Total		$(3,119,877)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,073,153	$—	$1,073,153
Foreign exchange contracts	—	1,475,920	1,475,920
Equity contracts	11,454,634	—	11,454,634

Total	$12,527,787	$1,475,920	$14,003,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$866,627	$—	$866,627
Foreign exchange contracts	—	640,933	640,933
Equity contracts	(9,111,558)	—	(9,111,558)

Total	$(8,244,931)	$640,933	$(7,603,998)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$157,476,000
Average notional value of contracts – short	92,930,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$162,800,000
Average settlement value sold – in USD	169,574,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$815,893	$(164,584)	$—	$651,309
Barclays Bank plc	70,944	(70,944)	—	—
Citibank NA	357,717	—	—	357,717
Deutsche Bank AG	660,849	—	—	660,849
JPMorgan Chase Bank	354,723	(354,723)	—	—
Morgan Stanley	109,405	(109,405)	—	—

Total	$2,369,531	$(699,656)	$—	$1,669,875

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$164,584	$(164,584)	$—	$—
Barclays Bank plc	75,214	(70,944)	—	4,270
BNP Paribas	17,549	—	—	17,549
Goldman Sachs Bank USA	514,266	—	—	514,266
HSBC Bank plc	176,337	—	—	176,337
JPMorgan Chase Bank	789,254	(354,723)	—	434,531
\Morgan Stanley	212,732	(109,405)	—	103,327

Total	$1,949,936	$(699,656)	$—	$1,250,280

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$95,686,376
Long-term U.S. government debt securities	105,859,436

$201,545,812

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$54,120,240
Long-term U.S. government debt securities	77,342,149

$131,462,389

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$546,981,969
Aggregate gross unrealized depreciation	(92,155,476)

Net unrealized appreciation	$454,826,493

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,221,517,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,207,854,043)	$1,676,737,320
Cash	9,322,096
Foreign cash (Cost $859,474)	855,353
Dividends, interest and other receivables	7,975,686
Receivable for securities sold	7,621,647
Unrealized appreciation on forward foreign currency contracts	2,369,531
Receivable for Portfolio shares sold	348,855
Due from broker for futures variation margin	236,551
Securities lending income receivable	16,044
Other assets	18,587

Total assets	1,705,501,670

LIABILITIES
Payable for return of collateral on securities loaned	45,355,544
Payable for securities purchased	9,981,158
Unrealized depreciation on forward foreign currency contracts	1,949,936
Investment management fees payable	972,163
Payable for Portfolio shares repurchased	676,836
Distribution fees payable – Class IB	337,291
Administrative fees payable	170,413
Accrued expenses	98,854

Total liabilities	59,542,195

Commitments and contingent liabilities^
NET ASSETS	$1,645,959,475

Net assets were comprised of:
Paid in capital	$1,360,166,210
Total distributable earnings (loss)	285,793,265

Net assets	$1,645,959,475

Class IB
Net asset value, offering and redemption price per share, $1,645,959,475 / 125,587,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.11

(x)	Includes value of securities on loan of $70,074,033.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $577,686 foreign withholding tax)	$10,473,182
Interest	10,431,556
Securities lending (net)	92,258

Total income	20,996,996

EXPENSES
Investment management fees	5,879,801
Distribution fees – Class IB	2,039,573
Administrative fees	1,033,048
Custodian fees	89,530
Printing and mailing expenses	78,076
Professional fees	73,880
Trustees’ fees	26,888
Miscellaneous	18,953

Total expenses	9,239,749

NET INVESTMENT INCOME (LOSS)	11,757,247

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	17,255,228
Futures contracts	12,527,787
Forward foreign currency contracts	1,475,920
Foreign currency transactions	282,468

Net realized gain (loss)	31,541,403

Change in unrealized appreciation (depreciation) on:
Investments in securities	69,720,336
Futures contracts	(8,244,931)
Forward foreign currency contracts	640,933
Foreign currency translations	(117,230)

Net change in unrealized appreciation (depreciation)	61,999,108

NET REALIZED AND UNREALIZED GAIN (LOSS)	93,540,511

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,297,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,757,247	$16,036,205
Net realized gain (loss)	31,541,403	53,086,461
Net change in unrealized appreciation (depreciation)	61,999,108	117,737,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	105,297,758	186,860,089

Distributions to shareholders:
Class IB	—	(20,152,634)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,589,694 and 19,041,904 shares, respectively ]	70,881,417	224,370,610
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,655,088 shares, respectively ]	—	20,152,634
Capital shares repurchased [ (11,971,329) and (32,546,252) shares, respectively ]	(151,580,064)	(374,669,403)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(80,698,647)	(130,146,159)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,599,111	36,561,296
NET ASSETS:
Beginning of period	1,621,360,364	1,584,799,068

End of period	$1,645,959,475	$1,621,360,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021		2020		2019
Net asset value, beginning of period	$12.29		$11.02		$13.41		$12.50		$13.38		$12.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.12		0.09		0.08	(aa)	0.10		0.16
Net realized and unrealized gain (loss)	0.73		1.30		(2.06)		1.42		0.45		1.73

Total from investment operations	0.82		1.42		(1.97)		1.50		0.55		1.89

Less distributions:
Dividends from net investment income	—		(0.12)		(0.07)		(0.19)		(0.10)		(0.15)
Distributions from net realized gains	—		(0.03)		(0.35)		(0.39)		(1.33)		(0.37)
Return of capital	—		—		—		(0.01)		—		—

Total dividends and distributions	—		(0.15)		(0.42)		(0.59)		(1.43)		(0.52)

Net asset value, end of period	$13.11		$12.29		$11.02		$13.41		$12.50		$13.38

Total return (b)	6.67%		12.96%		(14.63)%		12.04%		4.43%		15.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,645,959		$1,621,360		$1,584,799		$2,365,665		$2,355,365		$2,668,515
Ratio of expenses to average net assets (a)(f)	1.13	%(j)	1.13	%(k)	1.12	%(o)	1.10	%(jj)	1.11	%(o)	1.11	%(jj)
Ratio of net investment income (loss) to average net assets (a)(f)	1.44%		1.01%		0.73%		0.62	%(bb)	0.76%		1.24%
Portfolio turnover rate^	9	%(z)	12%		24%		19%		11%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.07.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class IB would have been 0.11% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.4%)
ACM Auto Trust,
Series 2024-1A A 7.710%, 1/21/31§	$987,419	$991,444
Affirm Asset Securitization Trust,
Series 2021-Z1 A 1.070%, 8/15/25§	6,067	6,053
Series 2022-X1 A 1.750%, 2/15/27§	39,844	39,586
Series 2024-X1 A 6.270%, 5/15/29§	1,270,875	1,272,424
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2 5.300%, 6/21/28§	484,557	483,290
BHG Securitization Trust,
Series 2022-A A 1.710%, 2/20/35§	84,600	83,518
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1 6.050%, 7/15/27§	1,478,000	1,476,259
CarMax Auto Owner Trust,
Series 2021-1 C 0.940%, 12/15/26	1,177,000	1,134,052
Carvana Auto Receivables Trust,
Series 2021-N1 C 1.300%, 1/10/28	689,643	654,705
Series 2021-N2 B 0.750%, 3/10/28	144,366	136,010
Series 2021-N3 C 1.020%, 6/12/28	261,358	247,280
Chase Auto Credit Linked Notes,
Series 2021-1 B 0.875%, 9/25/28§	73,940	73,612
Series 2021-2 B 0.889%, 12/26/28§	217,062	214,418
CNH Equipment Trust,
Series 2022-C A2 5.420%, 7/15/26	759,779	759,235
CPS Auto Receivables Trust,
Series 2023-A A 5.540%, 3/16/26§	120,964	120,907
Series 2024-C A 5.880%, 2/15/28§	1,084,000	1,083,973
DT Auto Owner Trust,
Series 2021-2A C 1.100%, 2/16/27§	133,349	132,913
Series 2023-1A A 5.480%, 4/15/27§	503,273	502,980
Enterprise Fleet Financing LLC,
Series 2023-2 A2 5.560%, 4/22/30§	2,136,492	2,137,140
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§	232,653	228,110
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§	2,862,000	2,710,610

Flagship Credit Auto Trust,
Series 2020-4 C 1.280%, 2/16/27§	1,318,979	1,303,816
Ford Credit Auto Owner Trust,
Series 2021-1 C 1.910%, 10/17/33§	1,168,000	1,082,239
GLS Auto Select Receivables Trust,
Series 2024-2A A2 5.580%, 6/17/30§	2,380,000	2,380,713
Go Mortgage LLC, 1.433%, 8/15/26 (l)	1,002,413	962,152
2.435%, 8/15/26 (l)	876,000	837,732
2.638%, 8/15/26 (l)	98,000	91,390
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 6.656%, 4/20/34 (l)§	2,550,000	2,551,561
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§	1,329,540	1,263,032
Hertz Vehicle Financing III LLC,
Series 2022-1A A 1.990%, 6/25/26§	2,488,000	2,416,399
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)	2,920,000	2,884,540
Kubota Credit Owner Trust,
Series 2023-1A A2 5.400%, 2/17/26§	1,434,521	1,432,969
LAD Auto Receivables Trust,
Series 2022-1A A 5.210%, 6/15/27§	608,702	606,759
Lendbuzz Securitization Trust,
Series 2024-2A A1 5.817%, 5/15/25§	476,871	477,060
Marlette Funding Trust,
Series 2024-1A A 5.950%, 7/17/34§	811,000	811,257
Mission Lane Credit Card Master Trust,
Series 2024-A A1 6.200%, 8/15/29§	1,026,000	1,022,950
Nelnet Student Loan Trust,
Series 2021-CA AFX 1.320%, 4/20/62§	1,536,605	1,385,063
OCP CLO Ltd.,
Series 2020-18A AR 6.676%, 7/20/32 (l)§	3,424,000	3,426,568
Pagaya AI Debt Grantor Trust,
Series 2024-5 A 6.278%, 10/15/31§	1,356,493	1,357,545
Pagaya AI Debt Trust,
Series 2024-2 A 6.319%, 8/15/31§	1,062,201	1,063,510
Series 2024-3 A 6.258%, 10/15/31§	1,375,558	1,376,358
Prestige Auto Receivables Trust,
Series 2024-1A A1 5.648%, 4/15/25§	572,175	572,259
Prosper Marketplace Issuance Trust,
Series 2024-1A A 6.120%, 8/15/29§	1,741,491	1,742,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Rad CLO 2 Ltd.,
Series 2018-2A AR 6.670%, 10/15/31 (l)§	$2,616,009	$2,617,944
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§	796,177	791,873
Research-Driven Pagaya Motor Trust,
Series 2024-1A A 7.090%, 6/25/32§	909,002	915,126
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B 5.721%, 8/16/32§	392,625	392,536
Series 2022-C B 6.451%, 12/15/32§	573,471	574,428
Santander Drive Auto Receivables Trust,
Series 2024-1 A2 5.710%, 2/16/27	2,296,885	2,297,470
Tesla Auto Lease Trust,
Series 2024-A A3 5.300%, 6/21/27§	759,000	756,053
Tricolor Auto Securitization Trust,
Series 2024-2A A 6.360%, 12/15/27§	969,262	974,036
United Auto Credit Securitization Trust,
Series 2024-1 A 6.170%, 8/10/26§	315,077	315,226
Westlake Automobile Receivables Trust,
Series 2023-2A A2A 5.870%, 7/15/26§	759,524	759,539
Wheels Fleet Lease Funding LLC,
Series 2024-1A A1 5.490%, 2/18/39§	2,380,000	2,386,205
World Omni Select Auto Trust,
Series 2023-A A2A 5.920%, 3/15/27	1,351,278	1,351,621

Total Asset-Backed Securities		59,669,331

Collateralized Mortgage Obligations (2.6%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 7.560%, 4/25/47 (l)§	271,018	271,336
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1 7.235%, 4/25/42 (l)§	406,916	410,459
Series 2023-R02 1M1 7.635%, 1/25/43 (l)§	950,165	974,436
Series 2023-R05 1M1 7.235%, 6/25/43 (l)§	1,726,387	1,747,917
Series 2024-R02 1M1 6.435%, 2/25/44 (l)§	839,361	839,800
Series 2024-R03 2M1 6.485%, 3/25/44 (l)§	1,541,171	1,543,984
Series 2024-R04 1M1 6.435%, 5/25/44 (l)§	1,561,890	1,562,896
FHLMC,
Series 3305 FT 5.848%, 7/15/34 (l)	37,160	36,689

Series 3349 FE 5.938%, 7/15/37 (l)	728,346	722,524
Series 3807 FM 5.948%, 2/15/41 (l)	24,373	24,178
Series 3927 FH 5.898%, 9/15/41 (l)	25,551	25,155
Series 4029 LD 1.750%, 1/15/27	162,732	160,841
Series 4087 FB 5.918%, 7/15/42 (l)	694,439	683,117
Series 4286 VF 5.898%, 12/15/43 (l)	534,799	525,105
Series 4350 KF 5.793%, 1/15/39 (l)	223,776	216,500
Series 4457 BA 3.000%, 7/15/39	2,255,737	2,098,609
Series 4459 CA 5.000%, 12/15/34	233,564	232,317
Series 4483 A 3.000%, 12/15/29	91,843	89,064
Series 4486 JN 2.000%, 11/15/24	37,417	37,227
FHLMC STACR REMIC Trust,
Series 2022-DNA7 M1A 7.835%, 3/25/52 (l)§	1,846,878	1,879,389
Series 2023-DNA1 M1A 7.435%, 3/25/43 (l)§	1,142,316	1,162,911
Series 2023-DNA2 M1A 7.435%, 4/25/43 (l)§	739,252	756,508
Series 2023-HQA2 M1A 7.335%, 6/25/43 (l)§	1,289,167	1,300,389
Series 2024-HQA1 M1 6.585%, 3/25/44 (l)§	1,831,737	1,838,034
FNMA,
Series 2006-42 CF 5.900%, 6/25/36 (l)	33,357	33,141
Series 2007-109 GF 6.130%, 12/25/37 (l)	53,473	53,320
Series 2010-39 FT 6.400%, 10/25/35 (l)	1,259,649	1,272,116
Series 2011-53 FT 6.030%, 6/25/41 (l)	118,591	117,547
Series 2011-86 KF 6.000%, 9/25/41 (l)	122,576	121,238
Series 2011-86 NF 6.000%, 9/25/41 (l)	51,257	50,829
Series 2012-65 FA 5.900%, 6/25/42 (l)	23,839	23,432
Series 2013-121 FA 5.850%, 12/25/43 (l)	381,587	376,082
Series 2014-49 AF 5.763%, 8/25/44 (l)	1,224,777	1,189,310
Series 2014-C04 1M2 10.350%, 11/25/24 (l)	550,140	558,898
Series 2015-C01 1M2 9.750%, 2/25/25 (l)	143,063	145,536
Series 2015-C02 1M2 9.450%, 5/25/25 (l)	42,844	43,936
Series 2016-C02 1M2 11.450%, 9/25/28 (l)	203,107	210,438
PMT Credit Risk Transfer Trust,
Series 2019-2R A 9.208%, 5/30/25 (l)§	444,901	445,133
Series 2019-3R A 9.149%, 11/27/31 (l)§	79,563	79,557

Total Collateralized Mortgage Obligations		23,859,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Commercial Mortgage-Backed Securities (1.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.652%, 3/10/37 (l)§	$1,250,000	$1,001,443
BBCMS Mortgage Trust,
Series 2020-BID A 7.583%, 10/15/37 (l)§	3,190,000	3,174,050
BFLD Mortgage Trust,
Series 2021-FPM A 7.043%, 6/15/38 (l)§	4,795,000	4,795,002
CLNY Trust,
Series 2019-IKPR D 7.468%, 11/15/38 (l)§	1,232,000	1,167,702
GCT Commercial Mortgage Trust,
Series 2021-GCT B 6.693%, 2/15/38 (l)§	2,996,618	938,595
GS Mortgage Securities Trust,
Series 2011-GC5 AS 5.209%, 8/10/44 (l)§	2,026,048	1,923,637
Series 2011-GC5 D 5.296%, 8/10/44 (l)§	49,051	24,820
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B 3.649%, 3/10/46 (l)§	1,033,347	943,580

Total Commercial Mortgage-Backed Securities		13,968,829

Corporate Bonds (7.4%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc. 3.788%, 3/15/25	1,728,000	1,702,879

Total Communication Services		1,702,879

Consumer Discretionary (0.5%)
Automobiles (0.2%)
Hyundai Capital America 5.950%, 9/21/26§	1,420,000	1,430,767

Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp. 5.000%, 5/17/29	880,000	877,923
Starbucks Corp. 4.850%, 2/8/27 (x)	1,415,000	1,406,408

		2,284,331

Specialty Retail (0.1%)
Home Depot, Inc. (The) 4.875%, 6/25/27 (x)	746,000	744,459

Total Consumer Discretionary		4,459,557

Consumer Staples (0.7%)
Beverages (0.2%)
Keurig Dr Pepper, Inc. 5.050%, 3/15/29	1,409,000	1,406,019

Food Products (0.2%)
Campbell Soup Co. 5.300%, 3/20/26	1,401,000	1,397,746
General Mills, Inc. 4.700%, 1/30/27	382,000	377,518

		1,775,264

Tobacco (0.3%)
Philip Morris International, Inc. 5.000%, 11/17/25	1,509,000	1,500,246
4.875%, 2/13/26	1,517,000	1,504,972

		3,005,218

Total Consumer Staples		6,186,501

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
BP Capital Markets America, Inc. 5.017%, 11/17/27	1,401,000	1,398,881
Diamondback Energy, Inc. 5.200%, 4/18/27	756,000	756,447

Total Energy		2,155,328

Financials (4.0%)
Banks (2.2%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)	1,600,000	1,599,962
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)	400,000	399,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	600,000	578,317
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	424,000	425,735
Bank of Montreal 5.370%, 6/4/27	1,400,000	1,404,815
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26 (k)	986,000	1,003,929
(SOFR + 1.49%), 5.674%, 3/12/28 (k)	372,000	372,133
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.466%, 1/9/26 (k)§	919,000	920,880
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	2,908,000	2,852,300
(SOFR + 2.11%), 4.755%, 6/9/28 (k)(x)	1,051,000	1,034,114
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28 (k)	1,396,000	1,388,106
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	810,000	820,381
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28 (k)	467,000	470,456
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)	520,000	531,373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	691,000	692,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)	$1,509,000	$1,529,430
Skandinaviska Enskilda Banken AB 5.125%, 3/5/27§	305,000	304,562
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28 (k)§	1,392,000	1,373,984
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)§	271,000	272,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§	892,000	879,557
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27 (k)§	502,000	506,237
Wells Fargo Bank NA 4.811%, 1/15/26	1,396,000	1,386,069

		20,746,096

Capital Markets (0.5%)
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	589,000	588,784
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	542,000	554,087
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28 (k)	942,000	950,875
Nomura Holdings, Inc. 5.709%, 1/9/26	912,000	912,454
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26 (k)§	596,000	588,591
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§	910,000	913,807

		4,508,598

Consumer Finance (0.8%)
American Express Co.
(SOFR + 0.75%), 5.645%, 4/23/27 (k)	661,000	663,462
(SOFR + 0.97%), 5.389%, 7/28/27 (k)	749,000	749,960
Caterpillar Financial Services Corp. 5.150%, 8/11/25	1,442,000	1,439,950
General Motors Financial Co., Inc. 5.400%, 5/8/27	497,000	496,344
5.800%, 6/23/28	892,000	902,934
Harley-Davidson Financial Services, Inc. 3.050%, 2/14/27§	630,000	590,054
6.500%, 3/10/28§	768,000	784,234
5.950%, 6/11/29§	3,000	2,989
Synchrony Financial 4.875%, 6/13/25	853,000	843,699
3.950%, 12/1/27	895,000	836,497

		7,310,123

Financial Services (0.2%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§	1,611,000	1,508,532

Insurance (0.3%)
Athene Global Funding 5.620%, 5/8/26§	1,410,000	1,411,763
Met Tower Global Funding 5.250%, 4/12/29§	1,421,000	1,426,897

		2,838,660

Total Financials		36,912,009

Health Care (0.5%)
Health Care Providers & Services (0.1%)
Elevance Health, Inc. 5.150%, 6/15/29	316,000	317,110
McKesson Corp. 4.900%, 7/15/28	942,000	938,607

		1,255,717

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc. 4.953%, 8/10/26	1,442,000	1,437,225

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co. 4.950%, 2/20/26	713,000	710,769
Eli Lilly and Co. 4.500%, 2/9/27	1,414,000	1,400,597

		2,111,366

Total Health Care		4,804,308

Industrials (0.8%)
Aerospace & Defense (0.1%)
Boeing Co. (The) 3.250%, 2/1/28	954,000	874,102
6.298%, 5/1/29§	221,000	223,992

		1,098,094

Commercial Services & Supplies (0.1%)
Waste Management, Inc. 4.950%, 7/3/27	1,082,000	1,080,562

Ground Transportation (0.1%)
Ryder System, Inc. 5.375%, 3/15/29	933,000	936,955

Machinery (0.2%)
CNH Industrial Capital LLC 3.950%, 5/23/25	1,680,000	1,655,234

Trading Companies & Distributors (0.3%)
Aircastle Ltd. 5.950%, 2/15/29§	297,000	296,980
Aviation Capital Group LLC 5.500%, 12/15/24§	388,000	386,821
1.950%, 1/30/26§	1,884,000	1,771,649
1.950%, 9/20/26§	623,000	572,868

		3,028,318

Total Industrials		7,799,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

Materials (0.1%)
Metals & Mining (0.1%)
Glencore Funding LLC 5.338%, 4/4/27§	$1,403,000	$1,399,609

Total Materials		1,399,609

Real Estate (0.2%)
Specialized REITs (0.2%)
American Tower Corp. (REIT) 5.250%, 7/15/28	765,000	763,634
5.200%, 2/15/29	296,000	294,680
Crown Castle, Inc. (REIT) 5.600%, 6/1/29	599,000	604,520

Total Real Estate		1,662,834

Utilities (0.2%)
Electric Utilities (0.2%)
Eversource Energy 5.000%, 1/1/27	1,396,000	1,384,708
Pacific Gas and Electric Co. 5.550%, 5/15/29 (x)	217,000	216,933

Total Utilities		1,601,641

Total Corporate Bonds		68,683,829

Mortgage-Backed Securities (0.4%)
FHLMC UMBS 3.500%, 10/1/49	679,700	611,937
3.500%, 11/1/49	3,358,152	3,023,435

Total Mortgage-Backed Securities		3,635,372

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	16,968
Bay Area Toll Authority 6.263%, 4/1/49	7,000	7,562
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	6,000	6,062
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000%, 11/1/40	8,000	8,272
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	6,000	6,454
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	6,000	6,240
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	7,000	6,972

City of New York, General Obligation Bonds, Series 2009-A1
Series A-2 5.206%, 10/1/31	6,000	5,993
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	8,000	8,059
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	7,083
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	6,000	6,909
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	6,541
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	36,000	39,177
Los Angeles Community College District 6.600%, 8/1/42	31,000	34,241
Massachusetts Clean Water Trust (The) 5.192%, 8/1/40	35,000	34,622
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	8,000	8,676
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1 6.548%, 11/15/31	6,000	6,312
6.648%, 11/15/39	6,000	6,545
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462%, 10/1/46	9,000	10,863
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561%, 12/15/40	31,000	33,778
North Texas Tollway Authority 6.718%, 1/1/49	8,000	9,104
Ohio State University (The) 4.910%, 6/1/40	6,000	5,753
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	9,000	8,859
5.561%, 12/1/49	7,000	6,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

San Diego County Water Authority 6.138%, 5/1/49	$6,000	$6,383
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	1,000	1,025
6.918%, 4/1/40	6,000	6,747
7.043%, 4/1/50	6,000	7,092
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350%, 11/1/39	6,000	6,895
State of Georgia, General Obligation Bonds, Series 2009H 4.503%, 11/1/25	1,000	991
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D 5.500%, 3/15/30	6,000	6,004
5.600%, 3/15/40	6,000	6,047
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	8,000	8,106

Total Municipal Bonds		347,317

U.S. Government Agency Securities (40.0%)
FFCB 1.125%, 1/6/25	7,000,000	6,851,034
4.000%, 1/13/26	50,000,000	49,305,165
4.125%, 1/22/26	20,000,000	19,764,824
4.625%, 3/5/26	39,781,000	39,616,116
4.375%, 6/23/26	30,892,000	30,667,038
4.500%, 8/14/26	10,000,000	9,950,300
FHLB 4.500%, 10/3/24	45,000,000	44,884,125
4.625%, 3/14/25	50,000,000	49,803,675
1.875%, 9/11/26	20,000,000	18,837,196
4.125%, 1/15/27	2,400,000	2,371,182
4.750%, 4/9/27	10,695,000	10,723,645
4.000%, 6/30/28	40,000,000	39,511,956
5.500%, 7/15/36	12,000	13,018
FHLMC 1.500%, 2/12/25	25,500,000	24,916,058
0.375%, 7/21/25	12,900,000	12,289,989
0.375%, 9/23/25	3,000,000	2,835,735
FNMA 0.750%, 10/8/27	5,000,000	4,428,754
6.250%, 5/15/29	5,000,000	5,406,750

Total U.S. Government Agency Securities		372,176,560

U.S. Treasury Obligations (27.3%)
U.S. Treasury Notes 4.375%, 10/31/24	16,335,300	16,278,553
4.250%, 12/31/24	52,140,400	51,858,972
5.000%, 10/31/25	94,497,200	94,493,241
4.875%, 11/30/25	14,762,900	14,746,157
4.250%, 12/31/25	4,974,300	4,926,748
4.250%, 1/31/26	22,480,500	22,264,680
4.625%, 2/28/26	18,816,900	18,749,995

4.500%, 3/31/26	15,214,800	15,135,767
4.000%, 2/29/28	4,727,000	4,656,418
4.625%, 9/30/28	4,286,400	4,325,249
4.875%, 10/31/28	2,083,000	2,123,314
3.750%, 12/31/28	4,114,400	4,011,849

Total U.S. Treasury Obligations		253,570,943

Total Long-Term Debt Securities (85.6%) (Cost $805,182,428)		795,912,079

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	400,000	400,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	452,223	452,223

Total Investment Companies		852,223

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (13.1%)
U.S. Treasury Bills 4.98%, 7/18/24 (p)	$23,906,200	23,846,805
5.11%, 8/6/24 (p)	14,459,300	14,383,752
5.18%, 8/20/24 (p)	12,239,800	12,150,605
5.22%, 8/29/24 (p)	13,207,600	13,093,720
5.22%, 9/17/24 (p)	4,749,700	4,695,904
5.23%, 9/26/24 (p)	17,255,700	17,037,962
5.24%, 10/24/24 (p)	18,935,200	18,620,639
5.22%, 11/14/24 (p)	18,214,400	17,859,294

Total U.S. Treasury Obligations		121,688,681

Total Short-Term Investments (13.2%) (Cost $122,552,625)		122,540,904

Total Investments in Securities (98.8%) (Cost $927,735,053)		918,452,983
Other Assets Less Liabilities (1.2%)		11,554,405

Net Assets (100%)		$930,007,388

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $95,087,804 or 10.2% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $834,359. This was collateralized by cash of $852,223 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Glossary:

CLO	— Collateralized Loan Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(83)	9/2024	USD	(16,950,156)	(46,142)
U.S. Treasury 5 Year Note	(303)	9/2024	USD	(32,293,172)	(220,524)
U.S. Treasury 10 Year Note	(58)	9/2024	USD	(6,379,094)	(56,705)
U.S. Treasury Ultra Bond	(4)	9/2024	USD	(501,375)	(12,155)

					(335,526)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$59,669,331	$—	$59,669,331
Collateralized Mortgage Obligations	—	23,859,898	—	23,859,898
Commercial Mortgage-Backed Securities	—	13,968,829	—	13,968,829
Corporate Bonds
Communication Services	—	1,702,879	—	1,702,879
Consumer Discretionary	—	4,459,557	—	4,459,557
Consumer Staples	—	6,186,501	—	6,186,501
Energy	—	2,155,328	—	2,155,328
Financials	—	36,912,009	—	36,912,009
Health Care	—	4,804,308	—	4,804,308
Industrials	—	7,799,163	—	7,799,163
Materials	—	1,399,609	—	1,399,609
Real Estate	—	1,662,834	—	1,662,834
Utilities	—	1,601,641	—	1,601,641
Mortgage-Backed Securities	—	3,635,372	—	3,635,372
Municipal Bonds	—	347,317	—	347,317
Short-Term Investments
Investment Companies	852,223	—	—	852,223
U.S. Treasury Obligations	—	121,688,681	—	121,688,681
U.S. Government Agency Securities	—	372,176,560	—	372,176,560
U.S. Treasury Obligations	—	253,570,943	—	253,570,943

Total Assets	$852,223	$917,600,760	$—	$918,452,983

Liabilities:
Futures	$(335,526)	$—	$—	$(335,526)

Total Liabilities	$(335,526)	$—	$—	$(335,526)

Total	$516,697	$917,600,760	$—	$918,117,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$ (335,526)*

Total		$(335,526)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$1,138,843	$1,138,843

Total	$1,138,843	$1,138,843

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$388,830	$388,830

Total	$388,830	$388,830

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$9,266,000
Average notional value of contracts – short	68,250,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$143,018,830
Long-term U.S. government debt securities	63,355,289

$206,374,119

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$109,030,874
Long-term U.S. government debt securities	100,957,111

$209,987,985

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,022,294
Aggregate gross unrealized depreciation	(10,070,057)

Net unrealized depreciation	$(9,047,763)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$927,165,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $927,735,053)	$918,452,983
Cash	4,538,599
Cash held as collateral at broker for futures	680,955
Dividends, interest and other receivables	9,163,571
Due from broker for futures variation margin	61,681
Receivable for Portfolio shares sold	9,630
Receivable for securities sold	5,873
Securities lending income receivable	355
Other assets	10,973

Total assets	932,924,620

LIABILITIES
Payable for securities purchased	1,080,715
Payable for return of collateral on securities loaned	852,223
Payable for Portfolio shares repurchased	468,859
Investment management fees payable	303,063
Distribution fees payable – Class IB	80,721
Administrative fees payable	70,236
Accrued expenses	61,415

Total liabilities	2,917,232

Commitments and contingent liabilities^
NET ASSETS	$930,007,388

Net assets were comprised of:
Paid in capital	$935,416,803
Total distributable earnings (loss)	(5,409,415)

Net assets	$930,007,388

Class IB
Net asset value, offering and redemption price per share, $392,011,944 / 39,602,848 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.90

Class K
Net asset value, offering and redemption price per share, $537,995,444 / 53,958,104 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.97

(x)	Includes value of securities on loan of $834,359.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$20,204,701
Securities lending (net)	1,887

Total income	20,206,588

EXPENSES
Investment management fees	2,073,161
Distribution fees – Class IB	498,827
Administrative fees	429,117
Professional fees	49,971
Printing and mailing expenses	46,892
Custodian fees	18,377
Trustees’ fees	15,432
Miscellaneous	18,470

Gross expenses	3,150,247
Less: Waiver from investment manager	(234,264)

Net expenses	2,915,983

NET INVESTMENT INCOME (LOSS)	17,290,605

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(969,707)
Futures contracts	1,138,843

Net realized gain (loss)	169,136

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,290,633)
Futures contracts	388,830

Net change in unrealized appreciation (depreciation)	(901,803)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(732,667)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,557,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,290,605	$23,803,350
Net realized gain (loss)	169,136	(3,012,391)
Net change in unrealized appreciation (depreciation)	(901,803)	20,823,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,557,938	41,614,794

Distributions to shareholders:
Class IB	—	(10,553,124)
Class K	—	(13,582,141)

Total distributions to shareholders	—	(24,135,265)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,568,816 and 5,036,833 shares, respectively ]	25,157,270	48,882,057
Capital shares issued in reinvestment of dividends [ 0 and 1,087,676 shares, respectively ]	—	10,553,124
Capital shares repurchased [ (5,151,474) and (12,290,383) shares, respectively ]	(50,484,786)	(119,525,593)

Total Class IB transactions	(25,327,516)	(60,090,412)

Class K
Capital shares sold [ 5,510,384 and 3,238,021 shares, respectively ]	54,172,405	31,718,021
Capital shares issued in reinvestment of dividends [ 0 and 1,391,633 shares, respectively ]	—	13,582,141
Capital shares repurchased [ (3,007,045) and (10,216,613) shares, respectively ]	(29,664,181)	(100,533,013)

Total Class K transactions	24,508,224	(55,232,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(819,292)	(115,323,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,738,646	(97,843,734)
NET ASSETS:
Beginning of period	914,268,742	1,012,112,476

End of period	$930,007,388	$914,268,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.73		$9.57	$9.80	$9.88	$9.88	$9.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.23	0.04	0.02	0.09	0.17
Net realized and unrealized gain (loss)	—	#	0.19	(0.22)	(0.06)	— #	0.09

Total from investment operations	0.17		0.42	(0.18)	(0.04)	0.09	0.26

Less distributions:
Dividends from net investment income	—		(0.26)	(0.05)	(0.04)	(0.09)	(0.18)

Net asset value, end of period	$9.90		$9.73	$9.57	$9.80	$9.88	$9.88

Total return (b)	1.75%		4.35%	(1.83)%	(0.42)%	0.94%	2.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$392,012		$410,524	$462,874	$472,296	$512,688	$486,821
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77%		0.77%	0.77%	0.79%	0.80%	0.80%
Before waivers (a)(f)	0.82%		0.82%	0.81%	0.80%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.57%		2.33%	0.47%	0.19%	0.87%	1.75%
Before waivers (a)(f)	3.52%		2.28%	0.43%	0.18%	0.86%	1.75%
Portfolio turnover rate^	26	%(z)	51%	50%	77%	65%	37%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.79		$9.63	$9.86	$9.93	$9.93	$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.25	0.07	0.04	0.11	0.20
Net realized and unrealized gain (loss)	(0.01)		0.19	(0.23)	(0.05)	0.01	0.07

Total from investment operations	0.18		0.44	(0.16)	(0.01)	0.12	0.27

Less distributions:
Dividends from net investment income	—		(0.28)	(0.07)	(0.06)	(0.12)	(0.20)

Net asset value, end of period	$9.97		$9.79	$9.63	$9.86	$9.93	$9.93

Total return (b)	1.84%		4.58%	(1.57)%	(0.09)%	1.18%	2.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$537,995		$503,744	$549,239	$711,060	$1,074,104	$1,059,567
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52%		0.52%	0.52%	0.54%	0.55%	0.55%
Before waivers (a)(f)	0.57%		0.57%	0.56%	0.55%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.83%		2.58%	0.68%	0.45%	1.12%	2.01%
Before waivers (a)(f)	3.78%		2.53%	0.64%	0.44%	1.11%	2.01%
Portfolio turnover rate^	26	%(z)	51%	50%	77%	65%	37%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	3,130	$123,917
AST SpaceMobile, Inc., Class A*	45,060	523,146
ATN International, Inc.	6,850	156,180
Bandwidth, Inc., Class A*	10,300	173,864
Cogent Communications Holdings, Inc.	15,982	902,024
Consolidated Communications Holdings, Inc.*	24,252	106,709
Globalstar, Inc.*	243,100	272,272
IDT Corp., Class B	8,000	287,360
Liberty Latin America Ltd., Class A*	11,960	114,936
Liberty Latin America Ltd., Class C*	48,523	466,791
Lumen Technologies, Inc. (x)*	386,530	425,183
Shenandoah Telecommunications Co.	24,728	403,808

		3,956,190

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A*	106,260	529,175
Atlanta Braves Holdings, Inc., Class A*	4,800	198,384
Atlanta Braves Holdings, Inc., Class C*	19,160	755,670
Cinemark Holdings, Inc.*	40,640	878,637
Eventbrite, Inc., Class A*	32,100	155,364
Golden Matrix Group, Inc.*	2,380	5,878
IMAX Corp.*	26,000	436,020
Lions Gate Entertainment Corp., Class A*	23,170	218,261
Lions Gate Entertainment Corp., Class B*	46,100	395,077
LiveOne, Inc.*	3,510	5,511
Madison Square Garden Entertainment Corp., Class A*	16,581	567,568
Marcus Corp. (The)	3,310	37,635
Playstudios, Inc.*	9,240	19,127
Reservoir Media, Inc.*	2,360	18,644
Sphere Entertainment Co.*	10,111	354,492
Vivid Seats, Inc., Class A*	33,450	192,337

		4,767,780

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	31,400	330,014
Cargurus, Inc., Class A*	35,774	937,279
Cars.com, Inc.*	24,620	485,014
EverQuote, Inc., Class A*	9,590	200,047
fuboTV, Inc. (x)*	106,670	132,271
Getty Images Holdings, Inc.*	7,390	24,092
Grindr, Inc. (x)*	12,980	158,875
MediaAlpha, Inc., Class A*	16,430	216,383
Nextdoor Holdings, Inc.*	15,350	42,673
Outbrain, Inc.*	1,400	6,972
QuinStreet, Inc.*	14,500	240,555
Shutterstock, Inc. (x)	9,700	375,390
System1, Inc.*	2,320	3,527
TrueCar, Inc.*	36,210	113,337
Vimeo, Inc.*	52,100	194,333
Yelp, Inc., Class A*	27,700	1,023,515
Ziff Davis, Inc.*	16,800	924,840
ZipRecruiter, Inc., Class A*	29,100	264,519

		5,673,636

Media (0.4%)
Advantage Solutions, Inc. (x)*	36,260	116,757
AMC Networks, Inc., Class A (x)*	26,110	252,223
Boston Omaha Corp., Class A*	6,010	80,895
Cable One, Inc.	2,160	764,640
Cardlytics, Inc. (x)*	18,490	151,803
Clear Channel Outdoor Holdings, Inc.*	167,500	236,175
EchoStar Corp., Class A*	45,566	811,530
Emerald Holding, Inc. (x)*	4,670	26,572
Entravision Communications Corp., Class A	4,710	9,561
EW Scripps Co. (The), Class A*	29,325	92,080
Gambling.com Group Ltd.*	3,340	27,455
Gannett Co., Inc.*	39,570	182,418
Gray Television, Inc.	41,800	217,360
Ibotta, Inc., Class A*	2,910	218,716
iHeartMedia, Inc., Class A*	53,250	58,042
Innovid Corp.*	3,330	6,161
Integral Ad Science Holding Corp.*	25,000	243,000
John Wiley & Sons, Inc., Class A	12,290	500,203
Magnite, Inc.*	48,238	641,083
National CineMedia, Inc.*	4,820	21,160
PubMatic, Inc., Class A*	15,200	308,712
Scholastic Corp.	13,300	471,751
Sinclair, Inc.	17,470	232,875
Stagwell, Inc., Class A*	41,500	283,030
TechTarget, Inc.*	12,000	374,040
TEGNA, Inc.	71,950	1,002,983
Thryv Holdings, Inc.*	11,880	211,702
Townsquare Media, Inc., Class A	440	4,822
WideOpenWest, Inc.*	16,450	88,994

		7,636,743

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	241,462
Spok Holdings, Inc.	2,740	40,580
Telephone and Data Systems, Inc.	40,500	839,565

		1,121,607

Total Communication Services		23,155,956

Consumer Discretionary (12.2%)
Automobile Components (0.6%)
Adient plc*	34,950	863,615
American Axle & Manufacturing Holdings, Inc.*	47,100	329,229
Cooper-Standard Holdings, Inc.*	2,330	28,985
Dana, Inc.	47,000	569,640
Dorman Products, Inc.*	10,600	969,688
Fox Factory Holding Corp.*	16,800	809,592
Gentherm, Inc.*	14,300	705,276
Goodyear Tire & Rubber Co. (The)*	110,686	1,256,286
Holley, Inc.*	12,510	44,786
LCI Industries	9,900	1,023,462
Luminar Technologies, Inc., Class A (x)*	86,900	129,481
Modine Manufacturing Co.*	19,300	1,933,667
Patrick Industries, Inc.	7,950	862,972
Phinia, Inc.	17,350	682,896
Solid Power, Inc. (x)*	43,860	72,369
Standard Motor Products, Inc.	9,700	268,981

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Stoneridge, Inc.*	9,400	$150,024
Visteon Corp.*	10,100	1,077,670
XPEL, Inc. (m)*	7,900	280,924

		12,059,543

Automobiles (0.1%)
Canoo, Inc.*	49,090	104,562
Livewire Group, Inc.*	2,300	17,618
Winnebago Industries, Inc.	11,380	616,796

		738,976

Broadline Retail (0.6%)
1stdibs.com, Inc.*	1,120	5,029
Groupon, Inc.*	7,650	117,045
Ollie’s Bargain Outlet Holdings, Inc.*	114,930	11,282,678
Savers Value Village, Inc. (x)*	15,360	188,006

		11,592,758

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	8,970	272,868
Weyco Group, Inc.	220	6,670

		279,538

Diversified Consumer Services (1.2%)
Adtalem Global Education, Inc.*	14,813	1,010,395
American Public Education, Inc.*	1,960	34,457
Carriage Services, Inc., Class A	3,700	99,308
Chegg, Inc.*	95,290	301,116
Coursera, Inc.*	49,050	351,198
Duolingo, Inc., Class A*	66,340	13,843,168
European Wax Center, Inc., Class A (x)*	16,720	166,030
Frontdoor, Inc.*	30,100	1,017,079
Graham Holdings Co., Class B	1,330	930,401
Laureate Education, Inc.	48,800	729,072
Lincoln Educational Services Corp.*	2,070	24,550
Mister Car Wash, Inc.*	35,770	254,682
Nerdy, Inc. (x)*	31,980	53,407
OneSpaWorld Holdings Ltd.*	38,380	589,901
Perdoceo Education Corp.	29,300	627,606
Strategic Education, Inc.	8,431	932,974
Stride, Inc.*	15,020	1,058,910
Udemy, Inc.*	26,300	226,969
Universal Technical Institute, Inc.*	14,400	226,512

		22,477,735

Hotels, Restaurants & Leisure (3.7%)
Accel Entertainment, Inc., Class A*	19,860	203,764
Bally’s Corp.*	12,220	146,273
Biglari Holdings, Inc., Class B*	70	13,537
BJ’s Restaurants, Inc.*	6,700	232,490
Bloomin’ Brands, Inc.	30,970	595,553
Brinker International, Inc.*	16,340	1,182,853
Cava Group, Inc.*	127,720	11,846,030
Cheesecake Factory, Inc. (The)	16,830	661,251
Chuy’s Holdings, Inc.*	5,840	151,373
Cracker Barrel Old Country Store, Inc. (x)	8,485	357,728
Dave & Buster’s Entertainment, Inc.*	13,460	535,843
Denny’s Corp.*	25,242	179,218
Despegar.com Corp.*	23,490	310,773
Dine Brands Global, Inc.	8,000	289,600

Domino’s Pizza, Inc.	23,203	11,980,405
El Pollo Loco Holdings, Inc.*	5,010	56,663
Empire Resorts, Inc. (r)*	400	—
Everi Holdings, Inc.*	26,600	223,440
First Watch Restaurant Group, Inc.*	16,840	295,710
Full House Resorts, Inc.*	1,760	8,800
Global Business Travel Group I (x)*	47,940	316,404
Golden Entertainment, Inc.	6,400	199,104
Hilton Grand Vacations, Inc.*	28,740	1,161,958
Inspired Entertainment, Inc.*	1,610	14,731
International Game Technology plc	43,468	889,355
Jack in the Box, Inc.	7,550	384,597
Krispy Kreme, Inc.	32,583	350,593
Kura Sushi USA, Inc., Class A*	2,400	151,416
Life Time Group Holdings, Inc.*	22,480	423,298
Lindblad Expeditions Holdings, Inc.*	16,440	158,646
Monarch Casino & Resort, Inc.	4,900	333,837
Mondee Holdings, Inc., Class A (x)*	3,840	9,216
Nathan’s Famous, Inc.	100	6,778
ONE Group Hospitality, Inc. (The)*	4,360	18,530
Papa John’s International, Inc.	13,066	613,841
PlayAGS, Inc.*	6,330	72,795
Portillo’s, Inc., Class A*	20,630	200,524
Potbelly Corp.*	5,570	44,727
RCI Hospitality Holdings, Inc.	3,990	173,804
Red Rock Resorts, Inc., Class A	18,260	1,003,022
Rush Street Interactive, Inc.*	20,800	199,472
Sabre Corp.*	118,700	316,929
Shake Shack, Inc., Class A*	14,070	1,266,300
Six Flags Entertainment Corp. (x)*	27,700	917,978
Super Group SGHC Ltd.*	7,540	24,354
Sweetgreen, Inc., Class A*	36,291	1,093,811
Target Hospitality Corp.*	24,230	211,043
United Parks & Resorts, Inc.*	13,700	744,047
Vacasa, Inc., Class A*	950	4,627
Viking Holdings Ltd.*	321,327	10,905,838
Wingstop, Inc.	41,782	17,659,580
Xponential Fitness, Inc., Class A*	15,410	240,396

		69,382,855

Household Durables (2.4%)
Beazer Homes USA, Inc.*	11,200	307,776
Cavco Industries, Inc.*	2,990	1,035,048
Century Communities, Inc.	10,350	845,181
Cricut, Inc., Class A (x)*	24,030	143,940
Dream Finders Homes, Inc., Class A*	9,020	232,896
Ethan Allen Interiors, Inc.	8,510	237,344
Flexsteel Industries, Inc.	330	10,250
GoPro, Inc., Class A*	72,620	103,120
Green Brick Partners, Inc.*	12,010	687,452
Hamilton Beach Brands Holding Co., Class A	440	7,564
Helen of Troy Ltd.*	9,033	837,721
Hooker Furnishings Corp.	750	10,860
Hovnanian Enterprises, Inc., Class A*	1,820	258,294
Installed Building Products, Inc.	8,830	1,816,154
iRobot Corp.*	11,720	106,769
KB Home	26,549	1,863,209
Landsea Homes Corp.*	6,760	62,124
La-Z-Boy, Inc.	16,360	609,901
Legacy Housing Corp.*	3,260	74,784
LGI Homes, Inc.*	8,900	796,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Lifetime Brands, Inc.	710	$6,099
Lovesac Co. (The)*	9,860	222,639
M/I Homes, Inc.*	10,040	1,226,286
Meritage Homes Corp.	13,270	2,147,750
NVR, Inc.*	1,547	11,739,502
Purple Innovation, Inc., Class A (x)*	22,810	23,722
SharkNinja, Inc.	190,707	14,331,631
Skyline Champion Corp.*	19,960	1,352,290
Sonos, Inc.*	52,188	770,295
Taylor Morrison Home Corp., Class A*	39,660	2,198,750
Traeger, Inc.*	6,850	16,440
Tri Pointe Homes, Inc.*	35,830	1,334,668
United Homes Group, Inc.*	210	1,195
Vizio Holding Corp., Class A*	26,400	285,120
Worthington Enterprises, Inc.	11,699	553,714

		46,256,949

Leisure Products (0.2%)
Acushnet Holdings Corp.	11,490	729,385
AMMO, Inc. (x)*	18,420	30,946
Clarus Corp.	5,410	36,409
Escalade, Inc.	340	4,689
Funko, Inc., Class A*	26,510	258,737
JAKKS Pacific, Inc.*	4,210	75,401
Johnson Outdoors, Inc., Class A	2,450	85,701
Latham Group, Inc.*	7,960	24,119
Malibu Boats, Inc., Class A*	9,700	339,888
Marine Products Corp.	1,850	18,685
MasterCraft Boat Holdings, Inc.*	5,840	110,259
Peloton Interactive, Inc., Class A*	129,190	436,662
Smith & Wesson Brands, Inc.	16,000	229,440
Solo Brands, Inc., Class A*	2,870	6,544
Sturm Ruger & Co., Inc.	8,300	345,695
Topgolf Callaway Brands Corp.*	54,400	832,320
Vista Outdoor, Inc.*	21,126	795,394

		4,360,274

Specialty Retail (1.9%)
1-800-Flowers.com, Inc., Class A*	14,810	140,991
Aaron’s Co., Inc. (The)	25,860	258,083
Abercrombie & Fitch Co., Class A*	18,720	3,329,165
Academy Sports & Outdoors, Inc.	26,940	1,434,555
aka Brands Holding Corp.*	90	1,373
American Eagle Outfitters, Inc.	69,100	1,379,236
America’s Car-Mart, Inc.*	2,940	177,017
Arhaus, Inc., Class A	19,570	331,516
Arko Corp.	35,540	222,836
Asbury Automotive Group, Inc.*	7,710	1,756,878
BARK, Inc.*	19,330	34,987
Beyond, Inc.*	16,500	215,820
Boot Barn Holdings, Inc.*	10,850	1,398,891
Buckle, Inc. (The)	11,600	428,504
Build-A-Bear Workshop, Inc.	5,590	141,259
Caleres, Inc.	15,400	517,440
Camping World Holdings, Inc., Class A (x)	16,900	301,834
Citi Trends, Inc.*	1,580	33,591
Designer Brands, Inc., Class A (x)	41,160	281,123
Destination XL Group, Inc.*	6,630	24,133
EVgo, Inc., Class A (x)*	90,420	221,529
Foot Locker, Inc.	30,200	752,584
Genesco, Inc. (x)*	7,730	199,898

Group 1 Automotive, Inc.	5,247	1,559,828
GrowGeneration Corp.*	44,600	95,890
Haverty Furniture Cos., Inc.	6,800	171,972
Hibbett, Inc.	4,550	396,806
J Jill, Inc.	4,190	146,524
Lands’ End, Inc.*	3,410	46,342
Leslie’s, Inc.*	68,120	285,423
MarineMax, Inc.*	6,500	210,405
Monro, Inc.	14,850	354,321
National Vision Holdings, Inc.*	33,461	438,004
ODP Corp. (The)*	13,020	511,295
OneWater Marine, Inc., Class A (x)*	2,850	78,574
Petco Health & Wellness Co., Inc., Class A*	54,130	204,611
RealReal, Inc. (The)*	18,200	58,058
Revolve Group, Inc., Class A (x)*	14,400	229,104
RumbleON, Inc., Class B*	1,540	6,314
Sally Beauty Holdings, Inc.*	39,980	428,985
Shoe Carnival, Inc.	6,400	236,096
Signet Jewelers Ltd.	17,000	1,522,860
Sleep Number Corp.*	13,570	129,865
Sonic Automotive, Inc., Class A	6,020	327,909
Stitch Fix, Inc., Class A*	82,390	341,918
ThredUp, Inc., Class A*	9,570	16,269
Tile Shop Holdings, Inc.*	2,750	19,058
Tilly’s, Inc., Class A*	2,130	12,844
Torrid Holdings, Inc. (x)*	7,090	53,104
Upbound Group, Inc.	20,530	630,271
Urban Outfitters, Inc.*	24,480	1,004,904
Victoria’s Secret & Co.*	29,980	529,747
Warby Parker, Inc., Class A*	30,400	488,224
Wayfair, Inc., Class A (x)*	208,401	10,988,985
Winmark Corp.	1,100	387,893
Zumiez, Inc.*	12,170	237,072

		35,732,718

Textiles, Apparel & Luxury Goods (1.5%)
Birkenstock Holding plc*	183,630	9,991,308
Deckers Outdoor Corp.*	13,259	12,834,049
Figs, Inc., Class A*	46,400	247,312
G-III Apparel Group Ltd.*	17,500	473,725
Hanesbrands, Inc.*	134,980	665,451
Kontoor Brands, Inc.	20,940	1,385,181
Movado Group, Inc.	7,660	190,428
Oxford Industries, Inc.	5,580	558,837
Rocky Brands, Inc.	740	27,351
Steven Madden Ltd.	28,043	1,186,219
Superior Group of Cos., Inc.	1,130	21,368
Vera Bradley, Inc.*	9,670	60,534
Wolverine World Wide, Inc.	32,200	435,344

		28,077,107

Total Consumer Discretionary		230,958,453

Consumer Staples (4.1%)
Beverages (0.9%)
Celsius Holdings, Inc.*	250,399	14,295,279
Duckhorn Portfolio, Inc. (The)*	27,600	195,960
MGP Ingredients, Inc.	5,400	401,760
National Beverage Corp.	10,800	553,392
Primo Water Corp.	58,934	1,288,297
Vita Coco Co., Inc. (The)*	15,000	417,750

		17,152,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples Distribution & Retail (0.9%)
Andersons, Inc. (The)	13,600	$674,560
Chefs’ Warehouse, Inc. (The)*	14,200	555,362
Grocery Outlet Holding Corp.*	477,752	10,567,874
HF Foods Group, Inc.*	6,420	19,260
Ingles Markets, Inc., Class A	6,200	425,382
Natural Grocers by Vitamin Cottage, Inc.	2,310	48,972
PriceSmart, Inc.	9,000	730,800
SpartanNash Co.	13,800	258,888
Sprouts Farmers Market, Inc.*	38,490	3,220,074
United Natural Foods, Inc.*	24,500	320,950
Village Super Market, Inc., Class A	900	23,769
Weis Markets, Inc.	5,800	364,066

		17,209,957

Food Products (1.3%)
Alico, Inc.	760	19,691
B&G Foods, Inc.	25,300	204,424
Beyond Meat, Inc. (x)*	30,310	203,380
BRC, Inc., Class A (x)*	26,700	163,671
Calavo Growers, Inc.	6,540	148,458
Cal-Maine Foods, Inc.	14,870	908,706
Dole plc	27,430	335,743
Forafric Global plc (x)*	620	6,615
Fresh Del Monte Produce, Inc.	12,400	270,940
Freshpet, Inc.*	114,155	14,770,515
Hain Celestial Group, Inc. (The)*	27,400	189,334
J & J Snack Foods Corp.	5,610	910,896
John B Sanfilippo & Son, Inc.	3,000	291,510
Lancaster Colony Corp.	7,800	1,473,966
Lifeway Foods, Inc.*	1,970	25,157
Limoneira Co. (x)	1,670	34,753
Mama’s Creations, Inc.*	4,100	27,634
Mission Produce, Inc.*	20,610	203,627
Seneca Foods Corp., Class A*	1,140	65,436
Simply Good Foods Co. (The)*	33,823	1,222,025
SunOpta, Inc.*	35,600	192,240
TreeHouse Foods, Inc.*	20,800	762,112
Utz Brands, Inc. (x)	23,600	392,704
Vital Farms, Inc.*	15,330	716,984
Westrock Coffee Co. (x)*	8,720	89,205
Whole Earth Brands, Inc.*	2,580	12,539
WK Kellogg Co.	25,060	412,488

		24,054,753

Household Products (0.1%)
Central Garden & Pet Co.*	2,580	99,330
Central Garden & Pet Co., Class A*	18,707	617,892
Energizer Holdings, Inc.	27,300	806,442
Oil-Dri Corp. of America	710	45,504
WD-40 Co.	5,640	1,238,770

		2,807,938

Personal Care Products (0.8%)
Beauty Health Co. (The)*	82,610	158,611
BellRing Brands, Inc.*	229,330	13,103,916
Edgewell Personal Care Co.	18,780	754,768
Herbalife Ltd.*	36,100	375,079
Honest Co., Inc. (The)*	7,260	21,199
Inter Parfums, Inc.	6,840	793,645
Medifast, Inc. (x)	13,600	296,752

Nature’s Sunshine Products, Inc.*	4,650	70,076
Nu Skin Enterprises, Inc., Class A	19,900	209,746
Olaplex Holdings, Inc.*	22,890	35,251
USANA Health Sciences, Inc.*	7,400	334,776
Veru, Inc.*	17,690	14,883
Waldencast plc, Class A*	3,400	12,206

		16,180,908

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	5,660	45,280
Turning Point Brands, Inc.	6,310	202,488
Universal Corp.	8,980	432,746
Vector Group Ltd.	60,794	642,593

		1,323,107

Total Consumer Staples		78,729,101

Energy (5.9%)
Energy Equipment & Services (2.3%)
Archrock, Inc.	58,980	1,192,576
Atlas Energy Solutions, Inc.	25,950	517,184
Borr Drilling Ltd.	80,000	516,000
Bristow Group, Inc., Class A*	7,973	267,335
Cactus, Inc., Class A	24,400	1,286,856
ChampionX Corp.	71,350	2,369,533
Core Laboratories, Inc.	17,980	364,814
Diamond Offshore Drilling, Inc.*	36,400	563,836
DMC Global, Inc.*	9,320	134,394
Drilling Tools International Corp.*	380	2,136
Dril-Quip, Inc.*	15,700	292,020
Expro Group Holdings NV*	36,183	829,314
Forum Energy Technologies, Inc.*	750	12,645
Geospace Technologies Corp.*	910	8,172
Helix Energy Solutions Group, Inc.*	55,600	663,864
Helmerich & Payne, Inc.	36,280	1,311,159
Kodiak Gas Services, Inc.	6,040	164,650
Liberty Energy, Inc., Class A	66,520	1,389,603
Mammoth Energy Services, Inc.*	960	3,149
Nabors Industries Ltd.*	3,300	234,828
Natural Gas Services Group, Inc.*	660	13,279
Newpark Resources, Inc.*	27,260	226,531
Noble Corp. plc (x)	43,691	1,950,803
Oceaneering International, Inc.*	37,440	885,830
Oil States International, Inc.*	37,540	166,678
Patterson-UTI Energy, Inc.	152,517	1,580,076
ProFrac Holding Corp., Class A (x)*	25,520	189,103
ProPetro Holding Corp.*	33,200	287,844
Ranger Energy Services, Inc., Class A	2,700	28,404
RPC, Inc.	22,315	139,469
SEACOR Marine Holdings, Inc.*	3,780	50,992
Seadrill Ltd.*	28,430	1,464,145
Select Water Solutions, Inc., Class A	34,860	373,002
Solaris Oilfield Infrastructure, Inc., Class A	21,770	186,787
TechnipFMC plc	705,947	18,460,514
TETRA Technologies, Inc.*	60,500	209,330
Tidewater, Inc.*	19,890	1,893,727
Transocean Ltd.*	278,620	1,490,617
US Silica Holdings, Inc.*	35,500	548,475
Valaris Ltd.*	23,980	1,786,510

		44,056,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (3.6%)
Aemetis, Inc.*	4,550	$13,695
Amplify Energy Corp.*	20,910	141,770
Ardmore Shipping Corp.	15,370	346,286
Berry Corp.	18,660	120,544
California Resources Corp.	27,300	1,452,906
Centrus Energy Corp., Class A*	5,390	230,422
Clean Energy Fuels Corp.*	59,000	157,530
CNX Resources Corp.*	54,690	1,328,967
Comstock Resources, Inc. (x)	35,700	370,566
CONSOL Energy, Inc.*	10,600	1,081,518
Crescent Energy Co., Class A (x)	44,640	528,984
CVR Energy, Inc.	10,800	289,116
Delek US Holdings, Inc.	25,680	635,837
DHT Holdings, Inc.	51,900	600,483
Diversified Energy Co. plc	17,950	242,146
Dorian LPG Ltd.	14,715	617,441
Empire Petroleum Corp.*	1,452	7,492
Encore Energy Corp.*	54,640	215,282
Energy Fuels, Inc. (x)*	57,100	346,026
Equitrans Midstream Corp.	163,800	2,126,124
Evolution Petroleum Corp.	5,390	28,405
Excelerate Energy, Inc., Class A	11,570	213,351
FLEX LNG Ltd. (x)	10,400	281,216
FutureFuel Corp.	18,910	97,008
Golar LNG Ltd.	37,320	1,169,982
Granite Ridge Resources, Inc.	11,660	73,808
Green Plains, Inc.*	22,100	350,506
Gulfport Energy Corp.*	4,950	747,450
Hallador Energy Co.*	11,570	89,899
HighPeak Energy, Inc.	15,540	218,492
International Seaways, Inc.	14,415	852,359
Kinetik Holdings, Inc., Class A	13,510	559,854
Kosmos Energy Ltd.*	170,060	942,132
Magnolia Oil & Gas Corp., Class A	69,980	1,773,293
Murphy Oil Corp.	55,410	2,285,108
NACCO Industries, Inc., Class A	570	15,772
NextDecade Corp. (x)*	37,600	298,544
Nordic American Tankers Ltd.	78,710	313,266
Northern Oil & Gas, Inc.	37,900	1,408,743
Overseas Shipholding Group, Inc., Class A	12,800	108,544
Par Pacific Holdings, Inc.*	21,190	535,047
PBF Energy, Inc., Class A	41,294	1,900,350
Peabody Energy Corp. (x)	48,900	1,081,668
Permian Resources Corp.	1,012,079	16,345,076
PrimeEnergy Resources Corp.*	50	5,317
REX American Resources Corp.*	6,800	310,012
Riley Exploration Permian, Inc.	2,970	84,081
Ring Energy, Inc. (x)*	41,290	69,780
Sable Offshore Corp.*	19,280	290,550
SandRidge Energy, Inc.	15,990	206,751
Scorpio Tankers, Inc.	17,790	1,446,149
SFL Corp. Ltd.	47,800	663,464
SilverBow Resources, Inc.*	11,350	429,371
Sitio Royalties Corp., Class A	30,957	730,895
SM Energy Co.	44,040	1,903,849
Southwestern Energy Co.*	2,280,663	15,348,862
Talos Energy, Inc.*	66,240	804,816
Teekay Corp.*	15,670	140,560
Teekay Tankers Ltd., Class A	9,170	630,988

Uranium Energy Corp. (x)*	140,840	846,448
Ur-Energy, Inc.*	34,810	48,734
VAALCO Energy, Inc.	30,910	193,806
Verde Clean Fuels, Inc.*	270	1,118
Vital Energy, Inc. (x)*	10,930	489,883
Vitesse Energy, Inc.	14,380	340,806
W&T Offshore, Inc. (x)	82,230	175,972
World Kinect Corp.	22,260	574,308

		68,279,528

Total Energy		112,335,712

Financials (11.9%)
Banks (4.4%)
1st Source Corp.	6,535	350,407
ACNB Corp.	760	27,565
Amalgamated Financial Corp.	10,010	274,274
Amerant Bancorp, Inc., Class A	10,400	236,080
Ameris Bancorp	24,920	1,254,722
Ames National Corp. (x)	830	17,007
Arrow Financial Corp.	4,255	110,843
Associated Banc-Corp.	60,600	1,281,690
Atlantic Union Bankshares Corp.	34,676	1,139,107
Axos Financial, Inc.*	21,380	1,221,867
Banc of California, Inc.	51,210	654,464
BancFirst Corp.	8,200	719,140
Bancorp, Inc. (The)*	18,080	682,701
Bank First Corp.	3,580	295,672
Bank of Hawaii Corp.	15,040	860,438
Bank of Marin Bancorp	2,520	40,799
Bank of NT Butterfield & Son Ltd. (The)	18,080	634,970
Bank7 Corp.	560	17,528
BankUnited, Inc.	29,700	869,319
Bankwell Financial Group, Inc.	810	20,550
Banner Corp.	13,700	680,068
Bar Harbor Bankshares	1,860	49,997
BayCom Corp. (x)	1,720	35,002
BCB Bancorp, Inc.	2,200	23,386
Berkshire Hills Bancorp, Inc.	20,400	465,120
Blue Foundry Bancorp*	2,300	20,861
Bridgewater Bancshares, Inc.*	4,730	54,915
Brookline Bancorp, Inc.	35,832	299,197
Burke & Herbert Financial Services Corp.	4,444	226,555
Business First Bancshares, Inc.	8,360	181,914
Byline Bancorp, Inc.	16,360	388,386
Cadence Bank	67,753	1,916,055
California Bancorp*	340	7,310
Cambridge Bancorp	2,630	181,470
Camden National Corp.	5,055	166,815
Capital Bancorp, Inc.	1,030	21,115
Capital City Bank Group, Inc.	5,870	166,943
Capitol Federal Financial, Inc.	60,600	332,694
Carter Bankshares, Inc.*	3,950	59,724
Cathay General Bancorp	29,001	1,093,918
Central Pacific Financial Corp.	8,730	185,076
Chemung Financial Corp.	440	21,120
ChoiceOne Financial Services, Inc.	650	18,622
Citizens & Northern Corp.	5,020	89,808
Citizens Financial Services, Inc.	404	18,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

City Holding Co.	5,540	$588,625
Civista Bancshares, Inc.	4,090	63,354
CNB Financial Corp.	4,740	96,743
Coastal Financial Corp.*	4,290	197,941
Colony Bankcorp, Inc.	2,290	28,052
Columbia Financial, Inc.*	14,760	220,957
Community Financial System, Inc.	22,596	1,066,757
Community Trust Bancorp, Inc.	6,100	266,326
Community West Bancshares	2,000	37,000
ConnectOne Bancorp, Inc.	13,940	263,327
CrossFirst Bankshares, Inc.*	16,830	235,957
Customers Bancorp, Inc.*	10,800	518,184
CVB Financial Corp.	51,335	885,015
Dime Community Bancshares, Inc.	15,719	320,668
Eagle Bancorp, Inc.	12,230	231,147
Eastern Bankshares, Inc.	64,370	899,893
Enterprise Bancorp, Inc.	1,600	39,808
Enterprise Financial Services Corp.	16,084	657,996
Equity Bancshares, Inc., Class A	4,430	155,936
Esquire Financial Holdings, Inc.	1,370	65,212
ESSA Bancorp, Inc.	790	13,896
Farmers & Merchants Bancorp, Inc.	1,910	44,350
Farmers National Banc Corp.	15,810	197,467
FB Financial Corp.	16,444	641,809
Fidelity D&D Bancorp, Inc. (x)	410	17,958
Financial Institutions, Inc.	3,150	60,858
First Bancorp (Nasdaq Stock Exchange)	17,188	548,641
First Bancorp (New York Stock Exchange)	64,080	1,172,023
First Bancorp, Inc. (The)	3,690	91,696
First Bancshares, Inc. (The)	11,630	302,147
First Bank	2,290	29,175
First Busey Corp.	18,701	452,751
First Business Financial Services, Inc.	660	24,413
First Commonwealth Financial Corp.	36,600	505,446
First Community Bankshares, Inc.	9,440	347,770
First Financial Bancorp	35,765	794,698
First Financial Bankshares, Inc.	48,240	1,424,527
First Financial Corp.	2,040	75,235
First Financial Northwest, Inc.	250	5,282
First Foundation, Inc.	33,810	221,455
First Internet Bancorp	510	13,780
First Interstate BancSystem, Inc., Class A	30,784	854,872
First Merchants Corp.	20,730	690,102
First Mid Bancshares, Inc.	12,700	417,576
First of Long Island Corp. (The)	6,730	67,435
First Western Financial, Inc.*	730	12,410
Five Star Bancorp	2,330	55,104
Flushing Financial Corp.	7,800	102,570
FS Bancorp, Inc.	650	23,692
Fulton Financial Corp.	68,260	1,159,055
FVCBankcorp, Inc.*	1,135	12,394
German American Bancorp, Inc.	15,650	553,227
Glacier Bancorp, Inc.	46,710	1,743,217
Great Southern Bancorp, Inc.	2,560	142,362
Greene County Bancorp, Inc. (x)	1,370	46,183
Guaranty Bancshares, Inc.	1,870	58,980
Hancock Whitney Corp.	31,972	1,529,221
Hanmi Financial Corp.	13,010	217,527

HarborOne Bancorp, Inc.	10,660	118,646
HBT Financial, Inc.	2,740	55,951
Heartland Financial USA, Inc.	17,055	758,095
Heritage Commerce Corp.	15,990	139,113
Heritage Financial Corp.	15,266	275,246
Hilltop Holdings, Inc.	17,399	544,241
Hingham Institution For Savings (The) (x)	560	100,173
Home Bancorp, Inc.	1,400	56,014
Home BancShares, Inc.	71,075	1,702,957
HomeStreet, Inc.	14,590	166,326
HomeTrust Bancshares, Inc.	4,190	125,826
Hope Bancorp, Inc.	44,585	478,843
Horizon Bancorp, Inc.	17,900	221,423
Independent Bank Corp.	6,600	178,200
Independent Bank Corp./MA	19,045	965,962
Independent Bank Group, Inc.	13,962	635,550
International Bancshares Corp.	20,600	1,178,526
Investar Holding Corp.	350	5,390
John Marshall Bancorp, Inc.	940	16,394
Kearny Financial Corp.	34,525	212,329
Lakeland Financial Corp.	10,455	643,192
LCNB Corp. (x)	1,450	20,169
LINKBANCORP, Inc.	540	3,305
Live Oak Bancshares, Inc.	12,400	434,744
Macatawa Bank Corp.	6,920	101,032
Mercantile Bank Corp.	5,840	236,929
Metrocity Bankshares, Inc.	3,090	81,576
Metropolitan Bank Holding Corp.*	6,410	269,797
Mid Penn Bancorp, Inc.	2,080	45,656
Middlefield Banc Corp.	680	16,354
Midland States Bancorp, Inc.	6,950	157,417
MidWestOne Financial Group, Inc.	2,190	49,253
MVB Financial Corp.	1,420	26,469
National Bank Holdings Corp., Class A	14,100	550,605
National Bankshares, Inc. (x)	670	18,948
NB Bancorp, Inc.*	14,870	224,240
NBT Bancorp, Inc.	16,295	628,987
New York Community Bancorp, Inc.	290,650	935,893
Nicolet Bankshares, Inc.	4,800	398,592
Northeast Bank	1,210	73,641
Northeast Community Bancorp, Inc.	2,410	42,946
Northfield Bancorp, Inc.	25,210	238,991
Northrim Bancorp, Inc.	820	47,265
Northwest Bancshares, Inc.	55,870	645,298
Norwood Financial Corp. (x)	780	19,796
Oak Valley Bancorp	770	19,227
OceanFirst Financial Corp.	24,343	386,810
OFG Bancorp	17,560	657,622
Old National Bancorp	120,206	2,066,341
Old Second Bancorp, Inc.	25,450	376,914
Orange County Bancorp, Inc.	570	30,142
Origin Bancorp, Inc.	10,870	344,796
Orrstown Financial Services, Inc.	2,030	55,541
Pacific Premier Bancorp, Inc.	38,550	885,493
Park National Corp.	6,370	906,706
Parke Bancorp, Inc.	900	15,660
Pathward Financial, Inc.	11,000	622,270
PCB Bancorp	1,050	17,094
Peapack-Gladstone Financial Corp.	5,440	123,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Peoples Bancorp of North Carolina, Inc.	190	$5,548
Peoples Bancorp, Inc.	13,004	390,120
Peoples Financial Services Corp.	890	40,531
Pioneer Bancorp, Inc.*	920	9,209
Plumas Bancorp	480	17,270
Ponce Financial Group, Inc.*	2,580	23,581
Preferred Bank	4,900	369,901
Premier Financial Corp.	13,654	279,361
Primis Financial Corp.	4,930	51,666
Princeton Bancorp, Inc.	590	19,529
Provident Bancorp, Inc.*	610	6,216
Provident Financial Services, Inc.	48,105	690,307
QCR Holdings, Inc.	5,800	348,000
RBB Bancorp	3,340	62,825
Red River Bancshares, Inc.	880	42,231
Renasant Corp.	20,560	627,902
Republic Bancorp, Inc., Class A	3,180	170,480
S&T Bancorp, Inc.	14,209	474,439
Sandy Spring Bancorp, Inc.	16,589	404,108
Seacoast Banking Corp. of Florida	31,385	741,941
ServisFirst Bancshares, Inc.	19,300	1,219,567
Shore Bancshares, Inc.	4,095	46,888
Sierra Bancorp	3,490	78,106
Simmons First National Corp., Class A	49,819	875,818
SmartFinancial, Inc.	2,440	57,755
South Plains Financial, Inc.	2,240	60,480
Southern California Bancorp*	630	8,486
Southern First Bancshares, Inc.*	1,150	33,626
Southern Missouri Bancorp, Inc.	1,800	81,018
Southern States Bancshares, Inc.	740	20,084
Southside Bancshares, Inc.	14,736	406,861
SouthState Corp.	29,150	2,227,643
Stellar Bancorp, Inc.	24,164	554,805
Sterling Bancorp, Inc.*	1,320	6,904
Stock Yards Bancorp, Inc.	12,150	603,490
Texas Capital Bancshares, Inc.*	19,400	1,186,116
Third Coast Bancshares, Inc.*	1,610	34,245
Timberland Bancorp, Inc.	890	24,110
Tompkins Financial Corp.	7,351	359,464
Towne Bank	29,009	791,075
TriCo Bancshares	10,782	426,644
Triumph Financial, Inc.*	9,000	735,750
TrustCo Bank Corp.	6,930	199,376
Trustmark Corp.	23,320	700,533
UMB Financial Corp.	16,500	1,376,430
United Bankshares, Inc.	51,502	1,670,725
United Community Banks, Inc.	45,700	1,163,522
Unity Bancorp, Inc.	900	26,613
Univest Financial Corp.	11,100	253,413
USCB Financial Holdings, Inc.	1,680	21,554
Valley National Bancorp	167,509	1,169,213
Veritex Holdings, Inc.	17,824	375,908
Virginia National Bankshares Corp.	730	23,944
WaFd, Inc.	28,748	821,618
Washington Trust Bancorp, Inc.	9,250	253,543
WesBanco, Inc.	22,675	632,859
West Bancorp, Inc.	5,140	92,006
Westamerica Bancorp	9,650	468,315
WSFS Financial Corp.	22,811	1,072,117

		84,213,493

Capital Markets (2.7%)
AlTi Global, Inc. (x)*	5,360	27,926
Artisan Partners Asset Management, Inc., Class A	22,740	938,480
AssetMark Financial Holdings, Inc.*	12,190	421,165
B Riley Financial, Inc. (x)	15,760	278,006
BGC Group, Inc., Class A	152,750	1,267,825
Brightsphere Investment Group, Inc.	12,108	268,434
Cohen & Steers, Inc.	11,366	824,717
Diamond Hill Investment Group, Inc.	660	92,895
Donnelley Financial Solutions, Inc.*	9,220	549,696
Forge Global Holdings, Inc.*	27,100	39,566
GCM Grosvenor, Inc., Class A	7,480	73,005
Hamilton Lane, Inc., Class A	14,670	1,812,919
MarketWise, Inc.	11,700	13,572
Moelis & Co., Class A	28,970	1,647,234
Open Lending Corp.*	41,800	233,244
P10, Inc., Class A	19,800	167,904
Patria Investments Ltd., Class A	20,850	251,451
Perella Weinberg Partners, Class A	26,400	429,000
Piper Sandler Cos.	6,460	1,486,898
PJT Partners, Inc., Class A	111,203	11,999,916
Silvercrest Asset Management Group, Inc., Class A	1,100	17,149
StepStone Group, Inc., Class A	20,700	949,923
Stifel Financial Corp.	156,941	13,206,585
StoneX Group, Inc.*	9,669	728,172
TPG, Inc., Class A	288,400	11,954,180
Value Line, Inc.	210	9,045
Victory Capital Holdings, Inc., Class A	15,710	749,838
Virtus Investment Partners, Inc.	2,585	583,822
WisdomTree, Inc.	53,000	525,230

		51,547,797

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,700	47,906
Bread Financial Holdings, Inc.	18,200	810,992
Consumer Portfolio Services, Inc. (x)*	2,350	23,030
Encore Capital Group, Inc.*	11,250	469,462
Enova International, Inc.*	10,840	674,790
FirstCash Holdings, Inc.	14,954	1,568,375
Green Dot Corp., Class A*	22,730	214,798
LendingClub Corp.*	38,200	323,172
LendingTree, Inc.*	4,570	190,066
Medallion Financial Corp.	870	6,682
Moneylion, Inc.*	3,250	239,005
Navient Corp.	35,497	516,836
Nelnet, Inc., Class A	5,530	557,756
NerdWallet, Inc., Class A*	12,680	185,128
OppFi, Inc.	11,320	38,375
PRA Group, Inc.*	17,960	353,094
PROG Holdings, Inc.	17,760	615,917
Regional Management Corp.	1,230	35,350
Upstart Holdings, Inc. (x)*	27,640	652,028
World Acceptance Corp.*	2,570	317,601

		7,840,363

Financial Services (2.1%)
Acacia Research Corp.*	9,610	48,146
Alerus Financial Corp.	2,360	46,280
A-Mark Precious Metals, Inc.	6,400	207,168
AvidXchange Holdings, Inc.*	66,390	800,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Banco Latinoamericano de Comercio Exterior SA, Class E	10,240	$303,821
Burford Capital Ltd.	76,550	998,978
Cannae Holdings, Inc.	27,500	498,850
Cantaloupe, Inc.*	15,310	101,046
Cass Information Systems, Inc.	5,093	204,077
Compass Diversified Holdings	30,690	671,804
Enact Holdings, Inc.	14,580	447,023
Essent Group Ltd.	39,040	2,193,658
Evertec, Inc.	28,186	937,184
Federal Agricultural Mortgage Corp., Class C	4,000	723,280
Flywire Corp.*	46,137	756,185
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (x)	42,950	1,271,320
I3 Verticals, Inc., Class A*	4,290	94,723
International Money Express, Inc.*	11,900	247,996
Jackson Financial, Inc., Class A	30,860	2,291,664
Marqeta, Inc., Class A*	187,960	1,030,021
Merchants Bancorp	5,910	239,591
Mr Cooper Group, Inc.*	23,871	1,939,041
NCR Atleos Corp.*	27,560	744,671
NewtekOne, Inc.	9,100	114,387
NMI Holdings, Inc., Class A*	30,920	1,052,517
Onity Group, Inc.*	790	18,944
Pagseguro Digital Ltd., Class A*	76,150	890,193
Payoneer Global, Inc.*	98,700	546,798
Paysafe Ltd.*	13,804	244,055
Paysign, Inc.*	13,830	59,607
PennyMac Financial Services, Inc.	11,520	1,089,792
Priority Technology Holdings, Inc.*	1,710	9,029
Radian Group, Inc.	58,626	1,823,269
Remitly Global, Inc.*	64,856	786,055
Repay Holdings Corp., Class A*	29,100	307,296
Sezzle, Inc.*	920	81,162
Shift4 Payments, Inc., Class A (x)*	165,594	12,146,320
StoneCo Ltd., Class A*	111,640	1,338,564
SWK Holdings Corp. (x)*	610	10,364
Velocity Financial, Inc. (x)*	1,010	18,109
Walker & Dunlop, Inc.	13,270	1,303,114
Waterstone Financial, Inc.	4,170	53,334

		38,690,099

Insurance (1.8%)
Ambac Financial Group, Inc.*	14,370	184,223
American Coastal Insurance Corp. (x)*	11,560	121,958
AMERISAFE, Inc.	8,790	385,793
Baldwin Insurance Group, Inc. (The), Class A*	28,490	1,010,540
CNO Financial Group, Inc.	41,720	1,156,479
Crawford & Co., Class A	7,750	66,960
Donegal Group, Inc., Class A	7,660	98,661
Employers Holdings, Inc.	10,481	446,805
Enstar Group Ltd.*	4,750	1,452,075
F&G Annuities & Life, Inc.	6,980	265,589
Fidelis Insurance Holdings Ltd.	22,060	359,799
Genworth Financial, Inc., Class A*	160,038	966,630
GoHealth, Inc., Class A*	1,210	11,761
Goosehead Insurance, Inc., Class A*	8,260	474,454
Greenlight Capital Re Ltd., Class A*	5,676	74,356
Hamilton Insurance Group Ltd., Class B*	8,080	134,532

HCI Group, Inc.	4,100	377,897
Heritage Insurance Holdings, Inc.*	2,890	20,461
Hippo Holdings, Inc. (x)*	5,675	97,553
Horace Mann Educators Corp.	18,310	597,272
Investors Title Co.	230	41,430
James River Group Holdings Ltd.	36,460	281,836
Kingsway Financial Services, Inc. (x)*	2,780	22,907
Lemonade, Inc. (x)*	25,930	427,845
Maiden Holdings Ltd. (x)*	6,480	13,349
MBIA, Inc. (x)	29,110	159,814
Mercury General Corp.	9,700	515,458
National Western Life Group, Inc., Class A	860	427,368
NI Holdings, Inc.*	4,320	66,096
Oscar Health, Inc., Class A*	74,280	1,175,110
Palomar Holdings, Inc.*	8,880	720,612
ProAssurance Corp.*	25,000	305,500
Root, Inc., Class A*	2,880	148,637
Ryan Specialty Holdings, Inc., Class A (x)	272,310	15,769,472
Safety Insurance Group, Inc.	5,424	406,963
Selective Insurance Group, Inc.	23,240	2,180,609
Selectquote, Inc.*	81,129	223,916
SiriusPoint Ltd.*	36,000	439,200
Skyward Specialty Insurance Group, Inc.*	14,190	513,394
Stewart Information Services Corp.	9,490	589,139
Tiptree, Inc., Class A	3,660	60,353
Trupanion, Inc. (x)*	15,000	441,000
United Fire Group, Inc.	9,620	206,734
Universal Insurance Holdings, Inc.	6,210	116,500

		33,557,040

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT)	4,940	60,268
AG Mortgage Investment Trust, Inc. (REIT)	1,920	12,749
Angel Oak Mortgage REIT, Inc. (REIT)	2,660	34,846
Apollo Commercial Real Estate Finance, Inc. (REIT)	52,888	517,774
Arbor Realty Trust, Inc. (REIT) (x)	77,200	1,107,820
Ares Commercial Real Estate Corp. (REIT) (x)	30,810	204,886
ARMOUR Residential REIT, Inc. (REIT) (x)	24,587	476,496
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	66,200	1,153,204
BrightSpire Capital, Inc. (REIT), Class A	47,630	271,491
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,650	56,064
Chimera Investment Corp. (REIT)	31,866	407,885
Claros Mortgage Trust, Inc. (REIT)	33,500	268,670
Dynex Capital, Inc. (REIT)	20,920	249,785
Ellington Financial, Inc. (REIT) (x)	27,810	335,945
Franklin BSP Realty Trust, Inc. (REIT)	30,600	385,560
Granite Point Mortgage Trust, Inc. (REIT)	26,380	78,349
Invesco Mortgage Capital, Inc. (REIT) (x)	24,779	232,179
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	170,140
Ladder Capital Corp. (REIT)	54,887	619,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

MFA Financial, Inc. (REIT)	38,105	$405,437
New York Mortgage Trust, Inc. (REIT)	42,650	249,076
Nexpoint Real Estate Finance, Inc. (REIT)	1,960	26,891
Orchid Island Capital, Inc. (REIT) (x)	16,450	137,193
PennyMac Mortgage Investment Trust (REIT)	40,863	561,866
Ready Capital Corp. (REIT) (x)	66,972	547,831
Redwood Trust, Inc. (REIT)	57,300	371,877
Seven Hills Realty Trust (REIT)	580	7,354
TPG RE Finance Trust, Inc. (REIT)	22,770	196,733
Two Harbors Investment Corp. (REIT)	48,175	636,392

		9,784,435

Total Financials		225,633,227

Health Care (18.2%)
Biotechnology (10.8%)
2seventy bio, Inc. (x)*	27,190	104,682
4D Molecular Therapeutics, Inc.*	23,690	497,253
89bio, Inc.*	23,690	189,757
Absci Corp.*	17,630	54,300
ACADIA Pharmaceuticals, Inc.*	47,900	778,375
ACELYRIN, Inc.*	34,910	153,953
Achieve Life Sciences, Inc.*	2,130	10,011
Acrivon Therapeutics, Inc. (x)*	1,610	9,338
Actinium Pharmaceuticals, Inc.*	10,020	74,148
Acumen Pharmaceuticals, Inc.*	4,050	9,801
ADC Therapeutics SA*	7,340	23,194
ADMA Biologics, Inc.*	80,740	902,673
Adverum Biotechnologies, Inc.*	1,800	12,348
Aerovate Therapeutics, Inc. (x)*	30,220	50,165
Agenus, Inc.*	10,427	174,652
Agios Pharmaceuticals, Inc.*	24,700	1,065,064
Akebia Therapeutics, Inc.*	25,880	26,398
Akero Therapeutics, Inc.*	149,628	3,510,273
Aldeyra Therapeutics, Inc.*	26,990	89,337
Alector, Inc.*	31,460	142,828
Alkermes plc*	64,200	1,547,220
Allogene Therapeutics, Inc. (x)*	81,817	190,634
Altimmune, Inc. (x)*	23,570	156,741
ALX Oncology Holdings, Inc.*	20,040	120,841
Amicus Therapeutics, Inc.*	105,789	1,049,427
AnaptysBio, Inc.*	7,730	193,714
Anavex Life Sciences Corp. (x)*	38,020	160,444
Anika Therapeutics, Inc.*	6,650	168,445
Annexon, Inc.*	60,120	294,588
Apogee Therapeutics, Inc.*	91,287	3,592,143
Applied Therapeutics, Inc.*	10,090	47,120
Arbutus Biopharma Corp. (x)*	38,940	120,325
Arcellx, Inc.*	16,470	908,979
Arcturus Therapeutics Holdings, Inc.*	10,200	248,370
Arcus Biosciences, Inc.*	235,238	3,582,675
Arcutis Biotherapeutics, Inc. (x)*	40,580	377,394
Ardelyx, Inc.*	81,640	604,952
ArriVent Biopharma, Inc.*	3,240	60,102
Arrowhead Pharmaceuticals, Inc.*	45,610	1,185,404
ARS Pharmaceuticals, Inc.*	22,750	193,602
Ascendis Pharma A/S (ADR)*	36,589	4,990,008
Astria Therapeutics, Inc.*	22,800	207,480
Atossa Therapeutics, Inc.*	8,690	10,341
Aura Biosciences, Inc.*	6,190	46,796

Aurinia Pharmaceuticals, Inc.*	48,800	278,648
Avid Bioservices, Inc.*	34,840	248,758
Avidity Biosciences, Inc.*	38,610	1,577,218
Avita Medical, Inc. (x)*	5,430	43,006
Beam Therapeutics, Inc.*	26,980	632,141
BioCryst Pharmaceuticals, Inc.*	77,400	478,332
Biohaven Ltd.*	28,680	995,483
Biomea Fusion, Inc. (x)*	34,450	155,025
Black Diamond Therapeutics, Inc.*	5,780	26,935
Bluebird Bio, Inc. (x)*	110,370	108,626
Blueprint Medicines Corp.*	94,149	10,147,379
Boundless Bio, Inc.*	1,160	4,489
Bridgebio Pharma, Inc.*	214,605	5,435,945
C4 Therapeutics, Inc.*	17,510	80,896
Cabaletta Bio, Inc.*	29,480	220,510
Candel Therapeutics, Inc.*	5,330	33,046
Capricor Therapeutics, Inc.*	3,690	17,601
Cardiff Oncology, Inc.*	5,190	11,522
CareDx, Inc.*	23,500	364,955
Cargo Therapeutics, Inc.*	10,110	166,006
Caribou Biosciences, Inc.*	70,270	115,243
Cartesian Therapeutics, Inc. (x)*	1,167	31,521
Catalyst Pharmaceuticals, Inc.*	42,700	661,423
Celcuity, Inc.*	8,260	135,299
Celldex Therapeutics, Inc.*	22,630	837,536
Century Therapeutics, Inc. (x)*	6,580	16,779
CervoMed, Inc.*	670	11,470
CG oncology, Inc. (x)*	8,470	267,398
Cibus, Inc., Class A*	1,860	18,321
Cogent Biosciences, Inc.*	24,900	209,907
Coherus Biosciences, Inc. (x)*	67,360	116,533
Compass Therapeutics, Inc.*	11,360	11,360
Corbus Pharmaceuticals Holdings, Inc.*	3,030	137,107
Crinetics Pharmaceuticals, Inc.*	29,730	1,331,607
Cullinan Therapeutics, Inc.*	12,530	218,523
Cytokinetics, Inc.*	155,598	8,430,300
Day One Biopharmaceuticals, Inc.*	23,590	325,070
Denali Therapeutics, Inc.*	47,490	1,102,718
Design Therapeutics, Inc.*	13,030	43,651
Dianthus Therapeutics, Inc.*	9,130	236,284
Disc Medicine, Inc.*	5,760	259,603
Dynavax Technologies Corp.*	47,500	533,425
Dyne Therapeutics, Inc.*	30,830	1,087,991
Editas Medicine, Inc.*	54,050	252,414
Elevation Oncology, Inc.*	4,590	12,393
Eliem Therapeutics, Inc.*	1,190	8,461
Enanta Pharmaceuticals, Inc.*	9,910	128,533
Entrada Therapeutics, Inc.*	2,490	35,483
Erasca, Inc.*	54,040	127,534
Exact Sciences Corp.*	161,570	6,826,333
Fate Therapeutics, Inc.*	57,600	188,928
Fennec Pharmaceuticals, Inc. (x)*	4,120	25,173
Fibrobiologics, Inc.*	3,500	17,465
Foghorn Therapeutics, Inc.*	4,820	27,715
G1 Therapeutics, Inc.*	11,170	25,468
Galectin Therapeutics, Inc.*	1,350	3,051
Generation Bio Co.*	25,068	70,692
Geron Corp.*	219,980	932,715
Greenwich Lifesciences, Inc.*	380	6,559
Gyre Therapeutics, Inc.*	540	6,442
Halozyme Therapeutics, Inc.*	228,453	11,961,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Heron Therapeutics, Inc. (x)*	77,480	$271,180
HilleVax, Inc. (x)*	6,490	93,845
Humacyte, Inc. (x)*	52,560	252,288
Ideaya Biosciences, Inc.*	28,550	1,002,390
IGM Biosciences, Inc. (x)*	15,810	108,615
ImmunityBio, Inc. (x)*	42,280	267,210
Immunome, Inc.*	19,640	237,644
Immunovant, Inc.*	20,090	530,376
Inhibrx Biosciences, Inc.*	6,380	90,405
Inmune Bio, Inc.*	1,280	11,290
Inovio Pharmaceuticals, Inc.*	2,630	21,250
Inozyme Pharma, Inc. (x)*	15,750	70,245
Insmed, Inc.*	203,512	13,635,304
Intellia Therapeutics, Inc.*	161,351	3,611,035
Invivyd, Inc.*	3,550	3,905
Iovance Biotherapeutics, Inc.*	86,410	693,008
Ironwood Pharmaceuticals, Inc., Class A*	49,800	324,696
iTeos Therapeutics, Inc.*	15,980	237,143
Janux Therapeutics, Inc.*	10,710	448,642
Jasper Therapeutics, Inc.*	1,040	23,608
KalVista Pharmaceuticals, Inc. (x)*	15,840	186,595
Keros Therapeutics, Inc.*	11,260	514,582
Kiniksa Pharmaceuticals International plc, Class A*	12,900	240,843
Kodiak Sciences, Inc.*	30,300	71,205
Korro Bio, Inc.*	820	27,773
Krystal Biotech, Inc.*	9,480	1,740,907
Kura Oncology, Inc.*	26,400	543,576
Kymera Therapeutics, Inc.*	14,850	443,273
Kyverna Therapeutics, Inc.*	9,430	70,725
Larimar Therapeutics, Inc. (x)*	14,320	103,820
Legend Biotech Corp. (ADR)*	82,866	3,670,135
LENZ Therapeutics, Inc. (x)	2,388	41,289
Lexeo Therapeutics, Inc. (x)*	3,800	60,952
Lexicon Pharmaceuticals, Inc. (x)*	79,450	133,476
Lineage Cell Therapeutics, Inc. (x)*	27,140	27,067
Lyell Immunopharma, Inc. (x)*	70,062	101,590
MacroGenics, Inc.*	40,010	170,043
Madrigal Pharmaceuticals, Inc.*	6,700	1,877,072
MannKind Corp.*	96,800	505,296
MeiraGTx Holdings plc (x)*	17,720	74,601
Mersana Therapeutics, Inc.*	57,620	115,816
Metagenomi, Inc.*	760	3,101
MiMedx Group, Inc.*	49,500	343,035
Mineralys Therapeutics, Inc.*	5,410	63,297
Mirum Pharmaceuticals, Inc. (x)*	14,990	512,508
Monte Rosa Therapeutics, Inc.*	9,280	34,707
MoonLake Immunotherapeutics, Class A*	78,399	3,447,204
Morphic Holding, Inc.*	15,600	531,492
Myriad Genetics, Inc.*	38,100	931,926
Natera, Inc.*	188,695	20,433,782
Neurocrine Biosciences, Inc.*	85,180	11,726,731
Neurogene, Inc.*	1,000	36,390
Nkarta, Inc.*	28,760	169,972
Novavax, Inc. (x)*	53,960	683,134
Nurix Therapeutics, Inc.*	23,120	482,514
Nuvalent, Inc., Class A*	12,200	925,492
Ocugen, Inc.*	49,910	77,361
Olema Pharmaceuticals, Inc.*	12,820	138,712

Organogenesis Holdings, Inc., Class A*	55,100	154,280
ORIC Pharmaceuticals, Inc.*	18,840	133,199
Outlook Therapeutics, Inc. (x)*	2,711	20,007
Ovid therapeutics, Inc.*	23,300	17,922
PDL BioPharma, Inc. (r)*	73,900	—
PepGen, Inc.*	3,390	54,104
Perspective Therapeutics, Inc.*	9,540	95,114
Poseida Therapeutics, Inc., Class A*	19,380	56,590
Praxis Precision Medicines, Inc.*	6,590	272,562
Precigen, Inc. (x)*	63,910	100,978
Prelude Therapeutics, Inc.*	1,810	6,896
Prime Medicine, Inc. (x)*	26,630	136,878
ProKidney Corp., Class A (x)*	35,320	86,887
Protagonist Therapeutics, Inc.*	20,800	720,720
Prothena Corp. plc*	15,890	327,970
PTC Therapeutics, Inc.*	30,800	941,864
Puma Biotechnology, Inc.*	3,240	10,562
Pyxis Oncology, Inc.*	4,490	14,862
Q32 Bio, Inc.*	580	10,411
RAPT Therapeutics, Inc.*	23,860	72,773
Recursion Pharmaceuticals, Inc., Class A (x)*	78,965	592,237
REGENXBIO, Inc.*	18,700	218,790
Regulus Therapeutics, Inc.*	13,440	23,990
Relay Therapeutics, Inc.*	37,500	244,500
Renovaro, Inc.*	12,630	22,103
Replimune Group, Inc.*	36,850	331,650
REVOLUTION Medicines, Inc.*	58,206	2,258,975
Rhythm Pharmaceuticals, Inc.*	19,690	808,471
Rigel Pharmaceuticals, Inc.*	7,629	62,710
Rocket Pharmaceuticals, Inc.*	21,600	465,048
Sage Therapeutics, Inc.*	19,000	206,340
Sana Biotechnology, Inc.*	68,660	374,884
Savara, Inc. (x)*	49,430	199,203
Scholar Rock Holding Corp.*	20,650	172,015
Sera Prognostics, Inc., Class A*	1,670	9,886
Shattuck Labs, Inc.*	3,620	13,973
Skye Bioscience, Inc.*	3,020	24,190
Soleno Therapeutics, Inc.*	8,400	342,720
Solid Biosciences, Inc.*	5,200	29,484
SpringWorks Therapeutics, Inc.*	24,980	940,997
Spyre Therapeutics, Inc.*	13,230	311,037
Stoke Therapeutics, Inc.*	14,010	189,275
Summit Therapeutics, Inc. (x)*	38,600	301,080
Sutro Biopharma, Inc.*	28,210	82,655
Syndax Pharmaceuticals, Inc.*	31,390	644,437
Tango Therapeutics, Inc. (x)*	29,230	250,793
Taysha Gene Therapies, Inc.*	35,590	79,722
Tenaya Therapeutics, Inc. (x)*	15,460	47,926
Tevogen Bio Holdings, Inc.*	3,330	2,408
TG Therapeutics, Inc.*	54,400	967,776
Tourmaline Bio, Inc.	3,090	39,737
Travere Therapeutics, Inc. (x)*	24,000	197,280
TScan Therapeutics, Inc.*	2,430	14,216
Twist Bioscience Corp.*	20,373	1,003,981
Tyra Biosciences, Inc. (x)*	4,970	79,470
Ultragenyx Pharmaceutical, Inc.*	123,412	5,072,233
UroGen Pharma Ltd.*	13,120	220,154
Vanda Pharmaceuticals, Inc.*	43,433	245,396
Vaxcyte, Inc.*	151,780	11,460,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Vera Therapeutics, Inc., Class A*	14,600	$528,228
Veracyte, Inc.*	28,100	608,927
Verastem, Inc.*	6,940	20,681
Vericel Corp.*	20,300	931,364
Verve Therapeutics, Inc. (x)*	37,980	185,342
Viking Therapeutics, Inc.*	93,278	4,944,667
Vir Biotechnology, Inc.*	33,400	297,260
Viridian Therapeutics, Inc.*	23,900	310,939
Voyager Therapeutics, Inc.*	19,390	153,375
Werewolf Therapeutics, Inc.*	3,190	7,784
X4 Pharmaceuticals, Inc. (x)*	63,910	37,068
XBiotech, Inc.*	1,290	6,631
Xencor, Inc.*	27,600	522,468
Xenon Pharmaceuticals, Inc.*	116,916	4,558,555
XOMA Corp.*	880	20,847
Y-mAbs Therapeutics, Inc. (x)*	20,160	243,533
Zentalis Pharmaceuticals, Inc.*	45,340	185,441
Zura Bio Ltd., Class A (x)*	9,510	33,285
Zymeworks, Inc.*	20,200	171,902

		204,510,642

Health Care Equipment & Supplies (3.1%)
Accuray, Inc.*	15,920	28,974
Alphatec Holdings, Inc.*	34,340	358,853
AngioDynamics, Inc.*	23,340	141,207
Artivion, Inc.*	16,300	418,095
AtriCure, Inc.*	349,571	7,959,732
Atrion Corp.	700	316,701
Avanos Medical, Inc.*	25,500	507,960
Axogen, Inc.*	21,020	152,185
Axonics, Inc.*	19,460	1,308,296
Bioventus, Inc., Class A*	3,820	21,965
Cerus Corp.*	67,190	118,254
CONMED Corp.	12,921	895,684
CVRx, Inc. (x)*	9,280	111,267
Embecta Corp.	20,900	261,250
Fractyl Health, Inc.*	1,870	7,985
Glaukos Corp.*	18,696	2,212,672
Haemonetics Corp.*	19,170	1,585,934
ICU Medical, Inc.*	8,190	972,562
Inari Medical, Inc.*	205,436	9,891,743
Inmode Ltd.*	29,700	541,728
Inogen, Inc.*	18,320	148,942
Integer Holdings Corp.*	12,370	1,432,322
Integra LifeSciences Holdings Corp.*	26,180	762,885
iRadimed Corp.	5,050	221,897
iRhythm Technologies, Inc.*	109,295	11,764,514
Lantheus Holdings, Inc.*	25,240	2,026,520
LeMaitre Vascular, Inc.	7,200	592,416
LivaNova plc*	20,032	1,098,154
Merit Medical Systems, Inc.*	21,865	1,879,297
Neogen Corp.*	84,112	1,314,671
NeuroPace, Inc.*	870	6,577
Nevro Corp.*	19,590	164,948
Novocure Ltd.*	40,680	696,848
Omnicell, Inc.*	18,100	489,967
OraSure Technologies, Inc.*	48,420	206,269
Orchestra BioMed Holdings, Inc. (x)*	2,050	16,707
Orthofix Medical, Inc.*	17,685	234,503
OrthoPediatrics Corp.*	5,500	158,180
Paragon 28, Inc.*	26,630	182,149
PROCEPT BioRobotics Corp.*	16,180	988,436

Pulmonx Corp.*	22,410	142,079
Pulse Biosciences, Inc. (x)*	2,990	33,458
RxSight, Inc.*	13,000	782,210
Sanara Medtech, Inc. (x)*	530	14,957
Semler Scientific, Inc.*	5,830	200,552
SI-BONE, Inc.*	11,700	151,281
Sight Sciences, Inc.*	7,400	49,358
Silk Road Medical, Inc.*	15,800	427,232
STAAR Surgical Co.*	19,100	909,351
Stereotaxis, Inc.*	2,890	5,260
Surmodics, Inc.*	5,900	248,036
Tactile Systems Technology, Inc.*	13,510	161,309
Tandem Diabetes Care, Inc.*	24,740	996,775
TransMedics Group, Inc.*	11,900	1,792,378
Treace Medical Concepts, Inc.*	33,100	220,115
UFP Technologies, Inc.*	2,700	712,449
Utah Medical Products, Inc.	1,850	123,599
Varex Imaging Corp.*	11,400	167,922
Zimvie, Inc.*	6,670	121,728
Zynex, Inc. (x)*	7,990	74,467

		59,533,765

Health Care Providers & Services (1.7%)
Accolade, Inc.*	20,192	72,287
AdaptHealth Corp., Class A*	32,575	325,750
Addus HomeCare Corp.*	6,900	801,159
agilon health, Inc.*	117,850	770,739
AirSculpt Technologies, Inc. (x)*	5,090	20,360
Alignment Healthcare, Inc.*	29,700	232,254
AMN Healthcare Services, Inc.*	16,300	835,049
Astrana Health, Inc.*	14,500	588,120
Aveanna Healthcare Holdings, Inc.*	17,810	49,156
BrightSpring Health Services, Inc. (x)*	494,731	5,620,144
Brookdale Senior Living, Inc.*	87,780	599,537
Castle Biosciences, Inc.*	9,250	201,373
Community Health Systems, Inc.*	59,400	199,584
CorVel Corp.*	3,500	889,945
Cross Country Healthcare, Inc.*	14,700	203,448
DocGo, Inc. (x)*	43,420	134,168
Enhabit, Inc.*	23,070	205,784
Ensign Group, Inc. (The)	21,200	2,622,228
Fulgent Genetics, Inc.*	7,810	153,232
GeneDx Holdings Corp., Class A*	2,990	78,159
Guardant Health, Inc.*	42,620	1,230,866
HealthEquity, Inc.*	32,340	2,787,708
Hims & Hers Health, Inc.*	72,500	1,463,775
InfuSystem Holdings, Inc.*	1,270	8,674
Innovage Holding Corp. (x)*	5,000	24,800
Joint Corp. (The)*	8,980	126,259
LifeStance Health Group, Inc. (x)*	34,000	166,940
ModivCare, Inc.*	6,790	178,170
Nano-X Imaging Ltd. (x)*	25,800	189,372
National HealthCare Corp.	5,690	616,796
National Research Corp.	5,680	130,356
NeoGenomics, Inc.*	43,800	607,506
OPKO Health, Inc. (x)*	212,890	266,112
Option Care Health, Inc.*	65,230	1,806,871
Owens & Minor, Inc.*	32,050	432,675
PACS Group, Inc.*	9,500	280,250
Patterson Cos., Inc.	31,990	771,599
Pediatrix Medical Group, Inc.*	30,200	228,010
Pennant Group, Inc. (The)*	12,610	292,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Performant Financial Corp.*	4,770	$13,833
PetIQ, Inc., Class A*	13,600	300,016
Privia Health Group, Inc.*	41,897	728,170
Progyny, Inc.*	29,100	832,551
Quipt Home Medical Corp.*	4,460	14,361
RadNet, Inc.*	25,260	1,488,319
Select Medical Holdings Corp.	39,319	1,378,524
Sonida Senior Living, Inc.*	300	8,250
Surgery Partners, Inc. (x)*	25,890	615,923
Talkspace, Inc.*	11,840	27,232
US Physical Therapy, Inc.	6,200	573,004
Viemed Healthcare, Inc.*	5,600	36,680

		32,228,504

Health Care Technology (0.2%)
Definitive Healthcare Corp., Class A*	22,970	125,416
Evolent Health, Inc., Class A*	42,230	807,438
Health Catalyst, Inc.*	24,020	153,488
HealthStream, Inc.	7,430	207,297
LifeMD, Inc.*	8,730	59,888
OptimizeRx Corp.*	11,000	110,000
Phreesia, Inc.*	18,900	400,680
Schrodinger, Inc.*	23,900	462,226
Simulations Plus, Inc.	6,300	306,306
Teladoc Health, Inc.*	65,030	635,993

		3,268,732

Life Sciences Tools & Services (1.3%)
Adaptive Biotechnologies Corp. (x)*	55,840	202,141
Akoya Biosciences, Inc. (x)*	11,280	26,395
BioLife Solutions, Inc.*	12,300	263,589
ChromaDex Corp.*	3,350	9,145
Codexis, Inc.*	47,190	146,289
CryoPort, Inc.*	25,170	173,925
Cytek Biosciences, Inc.*	37,342	208,368
Harvard Bioscience, Inc.*	4,260	12,141
ICON plc*	45,207	14,171,038
Lifecore Biomedical, Inc.*	2,190	11,235
Maravai LifeSciences Holdings, Inc., Class A*	42,190	302,080
MaxCyte, Inc.*	23,130	90,670
Mesa Laboratories, Inc.	2,300	199,571
Nautilus Biotechnology, Inc., Class A*	4,460	10,436
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	44,884	168,315
Pacific Biosciences of California, Inc. (x)*	167,430	229,379
Quanterix Corp.*	22,190	293,130
Quantum-Si, Inc. (x)*	24,060	25,263
Repligen Corp.*	67,448	8,502,495
Standard BioTools, Inc.*	115,250	203,993

		25,249,598

Pharmaceuticals (1.1%)
Alimera Sciences, Inc.*	6,950	38,642
Alto Neuroscience, Inc.*	1,040	11,118
Amneal Pharmaceuticals, Inc.*	60,790	386,016
Amphastar Pharmaceuticals, Inc.*	16,400	656,000
ANI Pharmaceuticals, Inc.*	6,100	388,448
Aquestive Therapeutics, Inc.*	13,760	35,776
Arvinas, Inc.*	24,540	653,255

Atea Pharmaceuticals, Inc.*	41,430	137,133
Avadel Pharmaceuticals plc (ADR)*	35,310	496,459
Axsome Therapeutics, Inc.*	13,920	1,120,560
Biote Corp., Class A*	4,100	30,627
Cassava Sciences, Inc. (x)*	14,600	180,310
Collegium Pharmaceutical, Inc.*	10,700	344,540
Contineum Therapeutics, Inc., Class A*	950	16,730
Corcept Therapeutics, Inc.*	30,220	981,848
CorMedix, Inc. (x)*	8,620	37,325
Edgewise Therapeutics, Inc.*	27,730	499,417
Enliven Therapeutics, Inc. (x)*	13,450	314,326
Esperion Therapeutics, Inc.*	79,630	176,779
Evolus, Inc.*	25,280	274,288
EyePoint Pharmaceuticals, Inc. (x)*	19,120	166,344
Fulcrum Therapeutics, Inc.*	7,020	43,524
Harmony Biosciences Holdings, Inc.*	12,640	381,349
Harrow, Inc. (x)*	11,060	231,043
Innoviva, Inc.*	20,000	328,000
Intra-Cellular Therapies, Inc.*	99,984	6,847,904
Ligand Pharmaceuticals, Inc.*	6,550	551,903
Liquidia Corp. (x)*	22,020	264,240
Longboard Pharmaceuticals, Inc. (x)*	8,320	224,890
Lyra Therapeutics, Inc.*	16,560	4,582
MediWound Ltd.*	650	10,088
Mind Medicine MindMed, Inc.*	27,500	198,275
Nektar Therapeutics*	16,400	20,336
Neumora Therapeutics, Inc.*	32,130	315,838
Nuvation Bio, Inc.*	67,409	196,834
Ocular Therapeutix, Inc.*	59,440	406,570
Omeros Corp. (x)*	10,060	40,844
Pacira BioSciences, Inc.*	16,500	472,065
Phathom Pharmaceuticals, Inc. (x)*	19,610	201,983
Phibro Animal Health Corp., Class A	10,820	181,451
Pliant Therapeutics, Inc.*	21,660	232,845
Prestige Consumer Healthcare, Inc.*	18,560	1,277,856
Revance Therapeutics, Inc. (x)*	44,310	113,877
Scilex Holding Co. (r)*	15,285	22,125
scPharmaceuticals, Inc.*	6,570	28,579
SIGA Technologies, Inc.	29,780	226,030
Supernus Pharmaceuticals, Inc.*	17,900	478,825
Tarsus Pharmaceuticals, Inc.*	10,680	290,282
Telomir Pharmaceuticals, Inc.*	390	1,876
Terns Pharmaceuticals, Inc.*	31,170	212,268
Theravance Biopharma, Inc. (x)*	26,340	223,363
Third Harmonic Bio, Inc. (x)*	2,870	37,310
Trevi Therapeutics, Inc.*	6,600	19,668
Ventyx Biosciences, Inc.*	55,340	127,835
Verrica Pharmaceuticals, Inc. (x)*	4,830	35,211
WaVe Life Sciences Ltd.*	23,680	118,163
Xeris Biopharma Holdings, Inc.*	54,450	122,512
Zevra Therapeutics, Inc. (x)*	4,160	20,384

		21,456,669

Total Health Care		346,247,910

Industrials (20.8%)
Aerospace & Defense (4.0%)
AAR Corp.*	13,000	945,100
AeroVironment, Inc.*	10,000	1,821,600
AerSale Corp.*	13,950	96,534
Archer Aviation, Inc., Class A (x)*	89,180	313,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Astronics Corp.*	10,200	$204,306
Axon Enterprise, Inc.*	45,651	13,432,350
BWX Technologies, Inc.	145,421	13,814,995
Byrna Technologies, Inc.*	1,660	16,567
Cadre Holdings, Inc.	12,930	433,931
Curtiss-Wright Corp.	54,489	14,765,429
Ducommun, Inc.*	4,930	286,236
Eve Holding, Inc. (x)*	2,740	11,097
Howmet Aerospace, Inc.	150,514	11,684,402
Intuitive Machines, Inc.*	23,240	76,692
Kratos Defense & Security Solutions, Inc.*	62,760	1,255,828
Leonardo DRS, Inc.*	32,720	834,687
Mercury Systems, Inc.*	20,940	565,171
Moog, Inc., Class A	82,380	13,782,174
National Presto Industries, Inc.	1,670	125,467
Park Aerospace Corp.	2,540	34,747
Redwire Corp. (x)*	11,940	85,610
Rocket Lab USA, Inc. (x)*	132,910	637,968
Terran Orbital Corp. (x)*	101,560	83,279
Triumph Group, Inc.*	24,000	369,840
V2X, Inc.*	3,550	170,258
Virgin Galactic Holdings, Inc.*	20,840	175,681
VirTra, Inc.*	2,150	16,533

		76,040,396

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	27,700	384,199
Forward Air Corp. (x)	12,200	232,288
Hub Group, Inc., Class A	23,420	1,008,231
Radiant Logistics, Inc.*	3,460	19,687

		1,644,405

Building Products (3.0%)
American Woodmark Corp.*	7,200	565,920
Apogee Enterprises, Inc.	8,230	517,132
AZEK Co., Inc. (The), Class A*	264,247	11,132,726
AZZ, Inc.	10,610	819,623
Caesarstone Ltd.*	650	3,250
Carlisle Cos., Inc.	29,696	12,033,116
CSW Industrials, Inc.	5,740	1,522,879
Gibraltar Industries, Inc.*	13,240	907,602
Griffon Corp.	13,880	886,377
Insteel Industries, Inc.	6,980	216,101
Janus International Group, Inc.*	54,200	684,546
JELD-WEN Holding, Inc.*	31,717	427,228
Lennox International, Inc.	36,653	19,608,622
Masterbrand, Inc.*	49,750	730,330
Quanex Building Products Corp. (x)	12,100	334,565
Resideo Technologies, Inc.*	53,370	1,043,917
Tecnoglass, Inc.	8,580	430,544
UFP Industries, Inc.	24,254	2,716,448
Zurn Elkay Water Solutions Corp.	55,130	1,620,822

		56,201,748

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	26,610	1,345,668
ACCO Brands Corp.	15,990	75,153
ACV Auctions, Inc., Class A*	56,530	1,031,673
Aris Water Solutions, Inc., Class A	7,830	122,696
BrightView Holdings, Inc.*	13,460	179,018
Brink’s Co. (The)	17,166	1,757,798

Casella Waste Systems, Inc., Class A*	21,347	2,118,049
CECO Environmental Corp.*	11,060	319,081
Cimpress plc*	6,700	586,987
CompX International, Inc.	450	11,101
CoreCivic, Inc.*	40,740	528,805
Deluxe Corp.	16,600	372,836
Driven Brands Holdings, Inc.*	22,890	291,390
Ennis, Inc.	8,270	181,030
Enviri Corp.*	30,290	261,403
GEO Group, Inc. (The)*	46,000	660,560
Healthcare Services Group, Inc.*	34,500	365,010
HNI Corp.	17,200	774,344
Interface, Inc., Class A	29,200	428,656
LanzaTech Global, Inc. (x)*	15,750	29,137
Liquidity Services, Inc.*	3,420	68,332
Matthews International Corp., Class A	11,064	277,153
MillerKnoll, Inc.	29,440	779,866
Montrose Environmental Group, Inc.*	12,150	541,404
NL Industries, Inc.	740	4,462
OPENLANE, Inc.*	45,284	751,262
Perma-Fix Environmental Services, Inc.*	1,070	10,839
Pitney Bowes, Inc.	64,600	328,168
Quad/Graphics, Inc.	4,940	26,923
Quest Resource Holding Corp.*	610	5,368
Steelcase, Inc., Class A	31,120	403,315
Tetra Tech, Inc.	75,339	15,405,319
UniFirst Corp.	5,700	977,721
Viad Corp.*	6,280	213,520
Virco Mfg. Corp.	3,120	43,493
VSE Corp.	4,820	425,510

		31,703,050

Construction & Engineering (2.2%)
Ameresco, Inc., Class A*	14,800	426,388
API Group Corp.*	347,100	13,061,373
Arcosa, Inc.	18,610	1,552,260
Argan, Inc.	4,720	345,315
Bowman Consulting Group Ltd., Class A*	3,630	115,398
Centuri Holdings, Inc.*	3,260	63,505
Comfort Systems USA, Inc.	52,210	15,878,105
Concrete Pumping Holdings, Inc.*	6,740	40,507
Construction Partners, Inc., Class A*	15,500	855,755
Dycom Industries, Inc.*	11,300	1,906,988
Fluor Corp.*	65,230	2,840,767
Granite Construction, Inc.	16,431	1,018,229
Great Lakes Dredge & Dock Corp.*	38,830	340,927
IES Holdings, Inc.*	3,050	424,957
Limbach Holdings, Inc.*	3,650	207,794
Matrix Service Co.*	2,200	21,846
MYR Group, Inc.*	6,350	861,759
Northwest Pipe Co.*	1,730	58,768
Orion Group Holdings, Inc.*	4,260	40,513
Primoris Services Corp.	20,420	1,018,754
Southland Holdings, Inc. (x)*	1,280	5,862
Sterling Infrastructure, Inc.*	11,400	1,349,076
Tutor Perini Corp.*	15,460	336,719

		42,771,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (0.8%)
Allient, Inc.	2,960	$74,799
American Superconductor Corp.*	13,040	305,006
Amprius Technologies, Inc. (x)*	19,140	24,308
Array Technologies, Inc.*	58,600	601,236
Atkore, Inc.	14,010	1,890,369
Blink Charging Co. (x)*	94,910	260,053
Bloom Energy Corp., Class A (x)*	75,990	930,118
ChargePoint Holdings, Inc.*	148,290	223,918
Encore Wire Corp.	5,560	1,611,455
Energy Vault Holdings, Inc. (x)*	28,590	27,149
EnerSys	15,370	1,591,102
Enovix Corp. (x)*	64,820	1,002,117
Fluence Energy, Inc., Class A (x)*	21,840	378,706
Freyr Battery, Inc.*	16,060	27,302
FuelCell Energy, Inc.*	405,720	259,174
GrafTech International Ltd. (x)*	130,690	126,769
LSI Industries, Inc.	3,380	48,909
Net Power, Inc.*	3,620	35,585
NEXTracker, Inc., Class A*	47,140	2,209,923
NuScale Power Corp., Class A*	29,650	346,609
Plug Power, Inc.*	241,100	561,763
Powell Industries, Inc. (x)	3,450	494,730
Preformed Line Products Co.	610	75,969
SES AI Corp. (x)*	21,930	27,412
Shoals Technologies Group, Inc., Class A*	65,770	410,405
SolarMax Technology, Inc.*	1,150	3,784
Solidion Technology, Inc.*	13,760	7,568
Stem, Inc. (x)*	108,768	120,732
SunPower Corp.*	69,590	205,986
Sunrun, Inc.*	83,510	990,429
Thermon Group Holdings, Inc.*	12,820	394,343
TPI Composites, Inc.*	34,270	136,737
Ultralife Corp.*	780	8,284
Vicor Corp.*	7,600	252,016

		15,664,765

Ground Transportation (1.5%)
ArcBest Corp.	9,485	1,015,654
Covenant Logistics Group, Inc., Class A	1,620	79,850
FTAI Infrastructure, Inc.	36,040	311,025
Heartland Express, Inc.	18,000	221,940
Hertz Global Holdings, Inc.*	53,190	187,761
Marten Transport Ltd.	26,949	497,209
PAM Transportation Services, Inc.*	1,000	17,370
RXO, Inc.*	44,570	1,165,505
Saia, Inc.*	20,915	9,919,775
Universal Logistics Holdings, Inc.	1,830	74,280
Werner Enterprises, Inc.	22,747	815,025
XPO, Inc.*	127,035	13,484,765

		27,790,159

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,680	197,666

Machinery (3.2%)
374Water, Inc. (x)*	2,540	3,048
3D Systems Corp.*	47,910	147,084
Alamo Group, Inc.	3,760	650,480
Albany International Corp., Class A	11,350	958,508

Astec Industries, Inc.	11,400	338,124
Atmus Filtration Technologies, Inc.*	30,639	881,790
Barnes Group, Inc.	17,742	734,696
Blue Bird Corp.*	12,280	661,278
Chart Industries, Inc.*	16,400	2,367,176
Columbus McKinnon Corp.	9,300	321,222
Commercial Vehicle Group, Inc.*	5,960	29,204
Douglas Dynamics, Inc.	7,700	180,180
Eastern Co. (The)	240	6,113
Energy Recovery, Inc.*	29,800	396,042
Enerpac Tool Group Corp., Class A	21,240	810,943
Enpro, Inc.	7,810	1,136,902
ESCO Technologies, Inc.	9,584	1,006,703
Federal Signal Corp.	22,990	1,923,573
Franklin Electric Co., Inc.	17,500	1,685,600
Gencor Industries, Inc.*	1,020	19,727
Gorman-Rupp Co. (The)	8,100	297,351
Graham Corp.*	790	22,246
Greenbrier Cos., Inc. (The)	11,947	591,974
Helios Technologies, Inc.	12,000	573,000
Hillenbrand, Inc.	27,341	1,094,187
Hillman Solutions Corp.*	87,380	773,313
Hyliion Holdings Corp. (x)*	48,430	78,457
Hyster-Yale, Inc.	4,150	289,380
Ingersoll Rand, Inc.	127,215	11,556,211
ITT, Inc.	103,223	13,334,347
John Bean Technologies Corp.	12,500	1,187,125
Kadant, Inc.	4,316	1,267,954
Kennametal, Inc.	31,600	743,864
L B Foster Co., Class A*	630	13,558
Lindsay Corp.	5,100	626,688
Luxfer Holdings plc	5,230	60,616
Manitowoc Co., Inc. (The)*	11,960	137,899
Mayville Engineering Co., Inc.*	2,720	45,315
Miller Industries, Inc.	4,050	222,831
Mueller Industries, Inc.	41,760	2,377,814
Mueller Water Products, Inc., Class A	57,820	1,036,134
NN, Inc.*	1,780	5,340
Omega Flex, Inc.	1,110	56,921
Park-Ohio Holdings Corp.	1,050	27,185
Proto Labs, Inc.*	11,470	354,308
REV Group, Inc.	19,620	488,342
Shyft Group, Inc. (The)	16,090	190,827
SPX Technologies, Inc.*	17,200	2,444,808
Standex International Corp.	4,520	728,398
Taylor Devices, Inc.*	190	8,546
Tennant Co.	6,900	679,236
Terex Corp.	24,780	1,358,935
Titan International, Inc.*	23,660	175,321
Trinity Industries, Inc.	34,700	1,038,224
Twin Disc, Inc.	540	6,361
Velo3D, Inc.*	1	3
Wabash National Corp.	19,000	414,960
Watts Water Technologies, Inc., Class A	10,992	2,015,603

		60,581,975

Marine Transportation (0.7%)
Costamare, Inc.	16,810	276,188
Genco Shipping & Trading Ltd.	15,680	334,141
Golden Ocean Group Ltd.	44,700	616,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Himalaya Shipping Ltd.	2,990	$27,388
Kirby Corp.*	87,540	10,481,164
Matson, Inc.	13,670	1,790,360
Pangaea Logistics Solutions Ltd.	8,280	64,833
Safe Bulkers, Inc.	18,910	110,056

		13,700,990

Passenger Airlines (0.2%)
Allegiant Travel Co.	6,490	325,993
Blade Air Mobility, Inc.*	24,410	84,947
Frontier Group Holdings, Inc. (x)*	35,160	173,339
Hawaiian Holdings, Inc.*	15,300	190,179
JetBlue Airways Corp.*	126,840	772,455
Joby Aviation, Inc. (x)*	153,530	783,003
SkyWest, Inc.*	16,560	1,359,079
Spirit Airlines, Inc. (x)	93,740	343,088
Sun Country Airlines Holdings, Inc.*	15,600	195,936
Wheels Up Experience, Inc.*	8,910	16,840

		4,244,859

Professional Services (1.8%)
Alight, Inc., Class A*	181,460	1,339,175
Asure Software, Inc.*	5,300	44,520
Barrett Business Services, Inc.	9,840	322,457
BlackSky Technology, Inc., Class A*	18,240	19,517
CBIZ, Inc.*	18,366	1,360,921
Conduent, Inc.*	53,440	174,214
CRA International, Inc.	2,700	464,994
CSG Systems International, Inc.	12,052	496,181
DLH Holdings Corp.*	450	4,752
ExlService Holdings, Inc.*	63,000	1,975,680
Exponent, Inc.	18,870	1,794,914
First Advantage Corp. (x)	21,200	340,684
FiscalNote Holdings, Inc. (x)*	36,630	53,480
Forrester Research, Inc.*	6,020	102,822
Franklin Covey Co.*	1,530	58,140
FTI Consulting, Inc.*	55,278	11,914,067
Heidrick & Struggles International, Inc.	6,500	205,270
HireQuest, Inc. (x)	670	8,274
Huron Consulting Group, Inc.*	7,669	755,396
IBEX Holdings Ltd.*	2,200	35,596
ICF International, Inc.	6,780	1,006,559
Innodata, Inc. (x)*	9,990	148,152
Insperity, Inc.	13,130	1,197,587
Kelly Services, Inc., Class A	10,390	222,450
Kforce, Inc.	6,990	434,289
Korn Ferry	21,250	1,426,725
Legalzoom.com, Inc.*	48,720	408,761
Maximus, Inc.	22,983	1,969,643
Mistras Group, Inc.*	2,650	21,968
NV5 Global, Inc.*	5,000	464,850
Planet Labs PBC (x)*	78,310	145,657
Resources Connection, Inc.	20,680	228,307
Spire Global, Inc.*	3,020	32,737
Sterling Check Corp.*	10,440	154,512
TriNet Group, Inc.	11,930	1,193,000
TrueBlue, Inc.*	17,230	177,469
TTEC Holdings, Inc.	19,510	114,719
Upwork, Inc.*	46,700	502,025
Verra Mobility Corp., Class A*	63,610	1,730,192

Willdan Group, Inc.*	2,400	69,240
WNS Holdings Ltd.*	17,710	929,775

		34,049,671

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.	10,560	84,902
Applied Industrial Technologies, Inc.	14,690	2,849,860
Beacon Roofing Supply, Inc.*	24,330	2,201,865
BlueLinx Holdings, Inc.*	2,730	254,136
Boise Cascade Co.	15,100	1,800,222
Core & Main, Inc., Class A*	206,010	10,082,129
Custom Truck One Source, Inc.*	32,210	140,114
Distribution Solutions Group, Inc.*	3,626	108,780
DNOW, Inc.*	37,300	512,129
DXP Enterprises, Inc.*	4,790	219,574
EVI Industries, Inc.	470	8,892
FTAI Aviation Ltd.	38,180	3,941,321
GATX Corp.	13,700	1,813,332
Global Industrial Co.	5,520	173,107
GMS, Inc.*	15,290	1,232,527
H&E Equipment Services, Inc.	11,720	517,672
Herc Holdings, Inc.	10,840	1,444,864
Hudson Technologies, Inc.*	17,570	154,440
Karat Packaging, Inc.	1,540	45,553
McGrath RentCorp	10,490	1,117,710
MRC Global, Inc.*	30,200	389,882
Rush Enterprises, Inc., Class A	22,955	961,126
Rush Enterprises, Inc., Class B	990	38,848
Titan Machinery, Inc.*	7,080	112,572
Transcat, Inc.*	4,350	520,608
Willis Lease Finance Corp.	400	27,720
Xometry, Inc., Class A (x)*	12,640	146,118

		30,900,003

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	570	5,272

Total Industrials		395,496,524

Information Technology (18.4%)
Communications Equipment (0.3%)
ADTRAN Holdings, Inc.	48,730	256,320
Applied Optoelectronics, Inc.*	14,810	122,775
Aviat Networks, Inc.*	2,790	80,045
Calix, Inc.*	25,500	903,465
Clearfield, Inc. (x)*	4,000	154,240
CommScope Holding Co., Inc.*	161,440	198,571
Digi International, Inc.*	12,400	284,332
Extreme Networks, Inc.*	55,900	751,855
Harmonic, Inc.*	51,410	605,096
Infinera Corp.*	73,990	450,599
NETGEAR, Inc.*	13,070	199,971
NetScout Systems, Inc.*	24,180	442,252
Ribbon Communications, Inc.*	21,470	70,636
Viasat, Inc.*	46,350	588,645
Viavi Solutions, Inc.*	81,870	562,447

		5,671,249

Electronic Equipment, Instruments & Components (3.2%)
908 Devices, Inc.*	12,100	62,315
Advanced Energy Industries, Inc.	13,920	1,513,939
Aeva Technologies, Inc.*	12,160	30,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Arlo Technologies, Inc.*	33,330	$434,623
Badger Meter, Inc.	11,230	2,092,711
Bel Fuse, Inc., Class A	200	16,182
Bel Fuse, Inc., Class B	3,900	254,436
Belden, Inc.	16,578	1,555,016
Benchmark Electronics, Inc.	13,189	520,438
Climb Global Solutions, Inc.	230	14,446
Coherent Corp.*	64,410	4,667,149
CTS Corp.	11,962	605,636
Daktronics, Inc.*	14,140	197,253
ePlus, Inc.*	9,900	729,432
Evolv Technologies Holdings, Inc. (x)*	48,890	124,669
Fabrinet*	85,210	20,858,556
FARO Technologies, Inc.*	9,375	150,000
Insight Enterprises, Inc.*	10,655	2,113,526
Iteris, Inc.*	2,350	10,176
Itron, Inc.*	16,970	1,679,351
Kimball Electronics, Inc.*	7,460	163,971
Knowles Corp.*	33,000	569,580
Lightwave Logic, Inc. (x)*	44,230	132,248
Methode Electronics, Inc.	25,270	261,545
MicroVision, Inc. (x)*	80,940	85,796
Mirion Technologies, Inc., Class A*	76,840	825,262
Napco Security Technologies, Inc.	12,370	642,622
nLight, Inc.*	17,900	195,647
Novanta, Inc.*	74,091	12,084,983
OSI Systems, Inc.*	6,000	825,120
Ouster, Inc.*	8,850	86,996
PAR Technology Corp. (x)*	12,880	606,519
PC Connection, Inc.	4,260	273,492
Plexus Corp.*	9,995	1,031,284
Powerfleet, Inc.*	7,490	34,229
Richardson Electronics Ltd.	1,790	21,283
Rogers Corp.*	7,200	868,392
Sanmina Corp.*	20,080	1,330,300
ScanSource, Inc.*	9,400	416,514
SmartRent, Inc., Class A*	55,240	132,024
TTM Technologies, Inc.*	38,580	749,609
Vishay Intertechnology, Inc.	49,470	1,103,181
Vishay Precision Group, Inc.*	2,210	67,272

		60,138,366

IT Services (0.4%)
Applied Digital Corp. (x)*	30,530	181,653
ASGN, Inc.*	16,803	1,481,521
Backblaze, Inc., Class A*	2,890	17,802
BigBear.ai Holdings, Inc. (x)*	113,160	170,872
BigCommerce Holdings, Inc.*	21,200	170,872
Core Scientific, Inc.*	68,130	633,609
Couchbase, Inc.*	14,200	259,292
DigitalOcean Holdings, Inc.*	27,870	968,482
Fastly, Inc., Class A*	40,600	299,222
Grid Dynamics Holdings, Inc.*	18,570	195,171
Hackett Group, Inc. (The)	14,040	304,949
Information Services Group, Inc.	3,700	10,878
Perficient, Inc.*	13,900	1,039,581
Rackspace Technology, Inc. (x)*	75,460	224,871
Squarespace, Inc., Class A*	23,200	1,012,216
Thoughtworks Holding, Inc.*	31,420	89,233
Tucows, Inc., Class A (x)*	2,360	45,595
Unisys Corp.*	32,110	132,614

		7,238,433

Semiconductors & Semiconductor Equipment (4.3%)
ACM Research, Inc., Class A*	17,240	397,554
Aehr Test Systems (x)*	18,970	211,895
Alpha & Omega Semiconductor Ltd.*	11,900	444,703
Ambarella, Inc.*	13,900	749,905
Axcelis Technologies, Inc.*	12,500	1,777,375
CEVA, Inc.*	7,570	146,025
Cohu, Inc.*	17,387	575,510
Credo Technology Group Holding Ltd.*	48,624	1,553,051
Diodes, Inc.*	17,300	1,244,389
Everspin Technologies, Inc.*	1,330	7,967
FormFactor, Inc.*	29,140	1,763,844
GCT Semiconductor Holding, Inc.*	4,470	23,289
Ichor Holdings Ltd.*	15,240	587,502
Impinj, Inc.*	8,500	1,332,545
indie Semiconductor, Inc., Class A (x)*	59,500	367,115
Kulicke & Soffa Industries, Inc.	20,680	1,017,249
MACOM Technology Solutions Holdings, Inc.*	136,264	15,189,348
MaxLinear, Inc., Class A*	27,656	556,992
Monolithic Power Systems, Inc.	17,813	14,636,586
Navitas Semiconductor Corp., Class A*	40,730	160,069
NVE Corp.	840	62,740
PDF Solutions, Inc.*	11,600	422,008
Photronics, Inc.*	22,740	560,996
Power Integrations, Inc.	21,160	1,485,220
QuickLogic Corp.*	2,060	21,403
Rambus, Inc.*	40,648	2,388,476
Rigetti Computing, Inc.*	35,480	37,964
Semtech Corp.*	417,200	12,465,936
Silicon Laboratories, Inc.*	11,754	1,300,345
SiTime Corp.*	7,020	873,148
SkyWater Technology, Inc.*	13,110	100,291
SMART Global Holdings, Inc.*	18,530	423,781
Synaptics, Inc.*	14,902	1,314,356
Ultra Clean Holdings, Inc.*	18,200	891,800
Universal Display Corp.	79,128	16,636,662
Veeco Instruments, Inc.*	21,239	992,074

		82,720,113

Software (9.1%)
8x8, Inc.*	53,370	118,481
A10 Networks, Inc.	23,000	318,550
ACI Worldwide, Inc.*	40,411	1,599,871
Adeia, Inc.	39,331	439,917
Agilysys, Inc.*	9,400	978,916
Airship AI Holdings, Inc.*	54,280	194,865
Alarm.com Holdings, Inc.*	17,719	1,125,865
Alkami Technology, Inc.*	14,930	425,206
Altair Engineering, Inc., Class A*	21,840	2,142,067
American Software, Inc., Class A	16,520	150,828
Amplitude, Inc., Class A*	41,730	371,397
Appian Corp., Class A*	16,800	518,448
Arteris, Inc.*	1,600	12,016
Asana, Inc., Class A*	29,600	414,104
AudioEye, Inc.*	2,610	45,962
Aurora Innovation, Inc., Class A*	321,220	889,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

AvePoint, Inc.*	58,790	$612,592
Bit Digital, Inc. (x)*	108,670	345,571
Blackbaud, Inc.*	16,410	1,249,950
BlackLine, Inc.*	20,900	1,012,605
Blend Labs, Inc., Class A*	88,200	208,152
Box, Inc., Class A*	54,400	1,438,336
Braze, Inc., Class A*	19,839	770,547
C3.ai, Inc., Class A (x)*	30,310	877,778
Cerence, Inc. (x)*	35,050	99,191
Cipher Mining, Inc.*	88,430	366,984
Cleanspark, Inc. (x)*	84,660	1,350,327
Clear Secure, Inc., Class A	31,970	598,159
Clearwater Analytics Holdings, Inc., Class A*	53,490	990,635
CommVault Systems, Inc.*	16,300	1,981,591
Consensus Cloud Solutions, Inc.*	10,840	186,231
CS Disco, Inc.*	16,090	95,896
Daily Journal Corp.*	510	201,185
Dave, Inc.*	2,500	75,750
Digimarc Corp. (x)*	4,950	153,499
Digital Turbine, Inc.*	81,100	134,626
Domo, Inc., Class B*	17,630	136,104
D-Wave Quantum, Inc.*	31,730	36,172
E2open Parent Holdings, Inc.*	62,700	281,523
eGain Corp.*	3,010	18,993
Enfusion, Inc., Class A*	18,780	160,006
Envestnet, Inc.*	21,300	1,333,167
Everbridge, Inc.*	14,400	503,856
EverCommerce, Inc.*	16,000	175,680
Fair Isaac Corp.*	7,564	11,260,224
Five9, Inc.*	190,270	8,390,907
Freshworks, Inc., Class A*	686,565	8,712,510
HubSpot, Inc.*	14,525	8,566,700
Hut 8 Corp.*	30,640	459,294
iLearningEngines Holdings, Inc.*	4,860	44,129
Instructure Holdings, Inc.*	7,840	183,534
Intapp, Inc.*	14,510	532,082
InterDigital, Inc. (x)	9,850	1,148,116
Jamf Holding Corp.*	26,790	442,035
Kaltura, Inc.*	3,250	3,900
Klaviyo, Inc., Class A (x)*	423,739	10,546,864
LiveRamp Holdings, Inc.*	24,757	765,982
Manhattan Associates, Inc.*	88,965	21,945,886
Marathon Digital Holdings, Inc.*	104,456	2,073,452
Matterport, Inc.*	125,980	563,131
MeridianLink, Inc.*	15,500	331,080
Mitek Systems, Inc.*	14,300	159,874
Monday.com Ltd.*	50,672	12,199,791
N-able, Inc.*	24,800	377,704
NCR Voyix Corp.*	55,580	686,413
NextNav, Inc. (x)*	28,660	232,433
Nutanix, Inc., Class A*	230,824	13,122,344
Olo, Inc., Class A*	30,330	134,059
ON24, Inc.*	15,210	91,412
OneSpan, Inc.*	9,480	121,534
Ooma, Inc.*	1,010	10,029
Pagaya Technologies Ltd., Class A*	15,430	196,887
PagerDuty, Inc.*	32,300	740,639
Porch Group, Inc.*	9,490	14,330
PowerSchool Holdings, Inc., Class A*	20,880	467,503
Progress Software Corp.	15,950	865,447

PROS Holdings, Inc.*	19,550	560,107
PTC, Inc.*	75,924	13,793,113
Q2 Holdings, Inc.*	22,500	1,357,425
Qualys, Inc.*	13,860	1,976,436
Rapid7, Inc.*	23,800	1,028,874
Red Violet, Inc.*	2,010	51,054
Rekor Systems, Inc.*	10,350	16,043
ReposiTrak, Inc.	670	10,244
Rimini Street, Inc.*	18,190	55,843
Riot Platforms, Inc. (x)*	103,690	947,727
Roadzen, Inc.*	3,620	8,036
Samsara, Inc., Class A*	232,760	7,844,012
Sapiens International Corp. NV	11,450	388,499
SEMrush Holdings, Inc., Class A*	12,720	170,321
SolarWinds Corp.	17,500	210,875
SoundHound AI, Inc., Class A (x)*	108,420	428,259
SoundThinking, Inc.*	1,680	20,462
Sprinklr, Inc., Class A*	33,360	320,923
Sprout Social, Inc., Class A*	17,700	631,536
SPS Commerce, Inc.*	14,220	2,675,635
Telos Corp.*	4,710	18,934
Tenable Holdings, Inc.*	45,050	1,963,279
Terawulf, Inc.*	83,000	369,350
Varonis Systems, Inc.*	42,120	2,020,496
Verint Systems, Inc.*	23,121	744,496
Vertex, Inc., Class A*	20,730	747,317
Viant Technology, Inc., Class A*	3,570	35,236
Weave Communications, Inc.*	16,850	151,987
WM Technology, Inc.*	6,750	7,020
Workiva, Inc., Class A*	19,290	1,407,977
Xperi, Inc.*	27,892	228,993
Yext, Inc.*	56,900	304,415
Zeta Global Holdings Corp., Class A*	59,800	1,055,470
Zuora, Inc., Class A*	42,700	424,011

		172,506,008

Technology Hardware, Storage & Peripherals (1.1%)
CompoSecure, Inc., Class A (x)	6,900	46,920
Corsair Gaming, Inc.*	14,500	160,080
CPI Card Group, Inc.*	580	15,805
Diebold Nixdorf, Inc.*	9,660	371,717
Eastman Kodak Co.*	38,720	208,313
Immersion Corp.	14,280	134,375
IonQ, Inc. (x)*	75,790	532,804
Pure Storage, Inc., Class A*	303,950	19,516,629
Turtle Beach Corp.*	12,150	174,231
Xerox Holdings Corp.	41,600	483,392

		21,644,266

Total Information Technology		349,918,435

Materials (2.3%)
Chemicals (1.0%)
AdvanSix, Inc.	8,300	190,236
American Vanguard Corp.	7,470	64,242
Arcadium Lithium plc*	413,988	1,391,000
Arq, Inc.*	2,290	13,900
ASP Isotopes, Inc.*	8,340	25,520
Aspen Aerogels, Inc.*	22,260	530,901
Avient Corp.	36,084	1,575,067
Balchem Corp.	12,083	1,860,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Cabot Corp.	22,040	$2,025,256
Core Molding Technologies, Inc.*	870	13,868
Ecovyst, Inc.*	44,450	398,717
Hawkins, Inc.	7,200	655,200
HB Fuller Co.	20,920	1,610,003
Ingevity Corp.*	14,891	650,886
Innospec, Inc.	9,192	1,136,039
Intrepid Potash, Inc.*	2,090	48,969
Koppers Holdings, Inc.	7,660	283,343
Kronos Worldwide, Inc.	11,440	143,572
LSB Industries, Inc.*	16,580	135,624
Mativ Holdings, Inc.	25,098	425,662
Minerals Technologies, Inc.	12,120	1,007,899
Northern Technologies International Corp.	340	5,630
Orion SA	20,100	440,994
Perimeter Solutions SA*	44,400	347,652
PureCycle Technologies, Inc. (x)*	42,310	250,475
Quaker Chemical Corp.	5,500	933,350
Rayonier Advanced Materials, Inc.*	9,970	54,237
Sensient Technologies Corp.	17,480	1,296,841
Stepan Co.	8,200	688,472
Tronox Holdings plc	52,520	824,039
Valhi, Inc. (x)	1,860	33,164

		19,060,936

Construction Materials (0.2%)
Knife River Corp.*	21,080	1,478,551
Smith-Midland Corp.*	280	7,753
Summit Materials, Inc., Class A*	45,399	1,662,058
United States Lime & Minerals, Inc.	750	273,135

		3,421,497

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	55,200	187,680
Greif, Inc., Class A	11,740	674,697
Greif, Inc., Class B	1,520	94,985
Myers Industries, Inc.	20,900	279,642
O-I Glass, Inc.*	56,700	631,071
Pactiv Evergreen, Inc.	13,550	153,386
Ranpak Holdings Corp., Class A*	26,360	169,495
TriMas Corp.	13,530	345,827

		2,536,783

Metals & Mining (0.9%)
Alpha Metallurgical Resources, Inc.	4,250	1,192,253
Arch Resources, Inc.	6,600	1,004,718
Caledonia Mining Corp. plc (x)	1,120	10,886
Carpenter Technology Corp.	18,150	1,988,877
Century Aluminum Co.*	23,600	395,300
Coeur Mining, Inc.*	150,930	848,227
Commercial Metals Co.	45,005	2,474,825
Compass Minerals International, Inc.	21,097	217,932
Constellium SE*	49,200	927,420
Contango ORE, Inc. (x)*	1,360	24,575
Critical Metals Corp.*	480	5,410
Dakota Gold Corp.*	4,180	10,659
Haynes International, Inc.	4,660	273,542
Hecla Mining Co.	219,421	1,064,192
i-80 Gold Corp.*	76,790	82,933
Ivanhoe Electric, Inc.*	31,930	299,503
Kaiser Aluminum Corp.	5,690	500,151

Lifezone Metals Ltd.*	940	7,219
Materion Corp.	7,700	832,601
Metallus, Inc.*	17,200	348,644
Metals Acquisition Ltd., Class A*	20,580	281,740
Novagold Resources, Inc.*	125,900	435,614
Olympic Steel, Inc.	7,010	314,258
Perpetua Resources Corp.*	4,470	23,244
Piedmont Lithium, Inc.*	12,510	124,850
Radius Recycling, Inc.	13,230	202,022
Ramaco Resources, Inc., Class A	15,630	194,594
Ramaco Resources, Inc., Class B	400	4,344
Ryerson Holding Corp.	8,640	168,480
SSR Mining, Inc.	77,530	349,660
SunCoke Energy, Inc.	32,100	314,580
Tredegar Corp.*	3,010	14,418
Universal Stainless & Alloy Products, Inc.*	1,500	41,070
Warrior Met Coal, Inc.	19,700	1,236,569
Worthington Steel, Inc.	11,699	390,279

		16,605,589

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	6,090	295,182
Sylvamo Corp.	12,900	884,940

		1,180,122

Total Materials		42,804,927

Real Estate (3.0%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	460,532
Alpine Income Property Trust, Inc. (REIT)	1,030	16,027
American Assets Trust, Inc. (REIT)	19,996	447,511
Armada Hoffler Properties, Inc. (REIT)	23,300	258,397
Broadstone Net Lease, Inc. (REIT)	73,000	1,158,510
CTO Realty Growth, Inc. (REIT)	2,850	49,761
Empire State Realty Trust, Inc. (REIT), Class A	57,300	537,474
Essential Properties Realty Trust, Inc. (REIT)	67,030	1,857,401
Gladstone Commercial Corp. (REIT)	20,570	293,534
Global Net Lease, Inc. (REIT)	72,432	532,375
NexPoint Diversified Real Estate Trust (REIT)	3,249	17,967
One Liberty Properties, Inc. (REIT)	1,600	37,568

		5,667,057

Health Care REITs (0.3%)
American Healthcare REIT, Inc. (REIT)	24,840	362,912
CareTrust REIT, Inc. (REIT)	51,780	1,299,678
Community Healthcare Trust, Inc. (REIT)	8,200	191,798
Diversified Healthcare Trust (REIT)	97,250	296,612
Global Medical REIT, Inc. (REIT)	22,500	204,300
LTC Properties, Inc. (REIT)	20,119	694,106
National Health Investors, Inc. (REIT)	15,550	1,053,201
Sabra Health Care REIT, Inc. (REIT)	84,943	1,308,122
Strawberry Fields REIT, Inc. (REIT)	150	1,712
Universal Health Realty Income Trust (REIT)	7,790	304,901

		5,717,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	84,100	$1,222,814
Braemar Hotels & Resorts, Inc. (REIT)	6,140	15,657
Chatham Lodging Trust (REIT)	27,410	233,533
DiamondRock Hospitality Co. (REIT)	74,678	631,029
Pebblebrook Hotel Trust (REIT)	52,028	715,385
RLJ Lodging Trust (REIT)	58,587	564,193
Ryman Hospitality Properties, Inc. (REIT)	23,456	2,342,316
Service Properties Trust (REIT)	81,700	419,938
Summit Hotel Properties, Inc. (REIT)	34,200	204,858
Sunstone Hotel Investors, Inc. (REIT)	81,314	850,545
Xenia Hotels & Resorts, Inc. (REIT)	42,701	611,905

		7,812,173

Industrial REITs (0.3%)
Industrial Logistics Properties Trust (REIT)	7,180	26,423
Innovative Industrial Properties, Inc. (REIT)	11,900	1,299,718
LXP Industrial Trust (REIT)	113,945	1,039,178
Plymouth Industrial REIT, Inc. (REIT)	16,450	351,701
Terreno Realty Corp. (REIT)	36,490	2,159,478

		4,876,498

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	68,000	304,640
City Office REIT, Inc. (REIT)	5,140	25,597
COPT Defense Properties (REIT)	45,200	1,131,356
Douglas Emmett, Inc. (REIT)	65,220	868,078
Easterly Government Properties, Inc. (REIT), Class A	36,600	452,742
Equity Commonwealth (REIT)*	37,780	732,932
Franklin Street Properties Corp. (REIT)	13,650	20,885
Hudson Pacific Properties, Inc. (REIT)	43,700	210,197
JBG SMITH Properties (REIT)	31,680	482,486
NET Lease Office Properties (REIT)	2,200	54,164
Orion Office REIT, Inc. (REIT)	11,500	41,285
Paramount Group, Inc. (REIT)	74,800	346,324
Peakstone Realty Trust (REIT) (x)	24,130	255,778
Piedmont Office Realty Trust, Inc. (REIT), Class A (x)	42,500	308,125
Postal Realty Trust, Inc. (REIT), Class A	1,960	26,127
SL Green Realty Corp. (REIT) (x)	25,260	1,430,727

		6,691,443

Real Estate Management & Development (0.3%)
Anywhere Real Estate, Inc.*	89,190	295,219
Compass, Inc., Class A*	139,280	501,408
Cushman & Wakefield plc*	87,480	909,792
DigitalBridge Group, Inc.	60,275	825,767
eXp World Holdings, Inc. (x)	30,940	349,158
Forestar Group, Inc.*	6,800	217,532
FRP Holdings, Inc.*	1,280	36,506
Kennedy-Wilson Holdings, Inc.	44,526	432,793
Marcus & Millichap, Inc.	10,000	315,200
Maui Land & Pineapple Co., Inc.*	420	9,261
Newmark Group, Inc., Class A	51,130	523,060
Offerpad Solutions, Inc.*	870	3,845
Opendoor Technologies, Inc.*	209,290	385,094

RE/MAX Holdings, Inc., Class A	6,330	51,273
Real Brokerage, Inc. (The)*	5,900	23,954
Redfin Corp. (x)*	40,773	245,046
RMR Group, Inc. (The), Class A	2,730	61,698
St Joe Co. (The)	12,830	701,801
Star Holdings*	6,026	72,674
Stratus Properties, Inc.*	140	3,531
Tejon Ranch Co.*	1,940	33,096
Transcontinental Realty Investors, Inc.*	50	1,386

		5,999,094

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	59,600	494,084
BRT Apartments Corp. (REIT)	780	13,626
Centerspace (REIT)	5,632	380,892
Clipper Realty, Inc. (REIT)	1,700	6,137
Elme Communities (REIT)	32,300	514,539
Independence Realty Trust, Inc. (REIT)	84,588	1,585,179
NexPoint Residential Trust, Inc. (REIT)	8,700	343,737
UMH Properties, Inc. (REIT)	22,140	354,019
Veris Residential, Inc. (REIT)	30,070	451,050

		4,143,263

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	38,586	691,461
Alexander’s, Inc. (REIT)	520	116,927
CBL & Associates Properties, Inc. (REIT) (x)	9,700	226,786
Getty Realty Corp. (REIT)	22,484	599,423
InvenTrust Properties Corp. (REIT)	24,700	611,572
Kite Realty Group Trust (REIT)	82,040	1,836,055
Macerich Co. (The) (REIT)	82,700	1,276,888
NETSTREIT Corp. (REIT) (x)	34,950	562,695
Phillips Edison & Co., Inc. (REIT)	46,908	1,534,361
Retail Opportunity Investments Corp. (REIT)	51,500	640,145
Saul Centers, Inc. (REIT)	1,640	60,303
SITE Centers Corp. (REIT)	76,300	1,106,350
Tanger, Inc. (REIT)	40,670	1,102,564
Urban Edge Properties (REIT)	48,300	892,101
Whitestone REIT (REIT)	18,120	241,177

		11,498,808

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT) (x)	25,280	291,478
Four Corners Property Trust, Inc. (REIT)	39,060	963,610
Gladstone Land Corp. (REIT)	9,190	125,811
Outfront Media, Inc. (REIT)	58,300	833,690
PotlatchDeltic Corp. (REIT)	30,673	1,208,210
Safehold, Inc. (REIT)	26,039	502,292
Uniti Group, Inc. (REIT)	85,300	249,076

		4,174,167

Total Real Estate		56,579,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (1.3%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	$1,384,170
Genie Energy Ltd., Class B	10,780	157,603
Hawaiian Electric Industries, Inc.	42,480	383,170
MGE Energy, Inc.	15,340	1,146,205
Otter Tail Corp.	15,380	1,347,134
PNM Resources, Inc.	33,200	1,227,072
Portland General Electric Co.	38,000	1,643,120

		7,288,474

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	45,169	1,520,389
Chesapeake Utilities Corp.	8,340	885,708
New Jersey Resources Corp.	36,210	1,547,615
Northwest Natural Holding Co.	12,600	454,986
ONE Gas, Inc.	20,480	1,307,648
RGC Resources, Inc.	930	19,018
Southwest Gas Holdings, Inc.	23,700	1,668,006
Spire, Inc.	20,670	1,255,289

		8,658,659

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	46,830	183,574
Montauk Renewables, Inc.*	37,360	212,952
Ormat Technologies, Inc.	19,920	1,428,264
Sunnova Energy International, Inc. (x)*	47,950	267,561

		2,092,351

Multi-Utilities (0.2%)
Avista Corp.	32,760	1,133,824
Black Hills Corp.	24,800	1,348,624
Northwestern Energy Group, Inc.	23,551	1,179,434
Unitil Corp.	5,800	300,382

		3,962,264

Water Utilities (0.2%)
American States Water Co.	13,500	979,695
Cadiz, Inc.*	5,560	17,180
California Water Service Group	24,160	1,171,519
Consolidated Water Co. Ltd.	8,660	229,836
Global Water Resources, Inc.	1,320	15,972
Middlesex Water Co.	6,000	313,560
Pure Cycle Corp.*	2,450	23,398
SJW Group	11,900	645,218
York Water Co. (The)	4,680	173,581

		3,569,959

Total Utilities		25,571,707

Total Common Stocks (99.3%) (Cost $1,474,679,547)		1,887,431,797

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,252	—
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR*	19,340	7,736
Inhibrx, Inc., CVR (r)*	10,800	5,244

		13,779

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	799
Theseus Pharmaceuticals, Inc., CVR (r)(x)*	4,170	31

		830

Total Health Care		14,609

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	53,000

Total Materials		53,000

Total Rights (0.0%)† (Cost $40,752)		67,609

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Danimer Scientific, Inc., expiring 7/15/25* (Cost $—)	11,179	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.4%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	7,000,000	7,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	13,400,000	13,400,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	12,000,000	12,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	20,817,497	20,817,497
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.25% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		64,217,497

Total Short-Term Investments (3.4%) (Cost $64,217,497)		64,217,497

Total Investments in Securities (102.7%) (Cost $1,538,937,796)		1,951,716,903
Other Assets Less Liabilities (-2.7%)		(50,735,290)

Net Assets (100%)		$1,900,981,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $280,924 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $73,079,561. This was collateralized by $11,584,394 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $64,223,383 of which $64,217,497 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	110	9/2024	USD	11,357,500	(41,629)

					(41,629)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,155,956	$—	$—		$23,155,956
Consumer Discretionary	230,958,453	—	—	(a)	230,958,453
Consumer Staples	78,729,101	—	—		78,729,101
Energy	112,335,712	—	—		112,335,712
Financials	225,633,227	—	—		225,633,227
Health Care	346,225,785	—	22,125		346,247,910
Industrials	395,496,524	—	—		395,496,524
Information Technology	349,918,435	—	—		349,918,435
Materials	42,804,927	—	—		42,804,927
Real Estate	56,579,845	—	—		56,579,845
Utilities	25,571,707	—	—		25,571,707
Rights
Health Care	—	8,535	6,074		14,609
Materials	—	53,000	—		53,000
Short-Term Investments
Investment Companies	64,217,497	—	—		64,217,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrants
Materials	$—	$—	(a)	$—	$— (a)

Total Assets	$1,951,627,169	$61,535		$28,199	$1,951,716,903

Liabilities:
Futures	$(41,629)	$—		$—	$(41,629)

Total Liabilities	$(41,629)	$—		$—	$(41,629)

Total	$1,951,585,540	$61,535		$28,199	$1,951,675,274

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(41,629	)*

Total		$(41,629)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(14,929)	$(14,929)

Total	$(14,929)	$(14,929)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(492,314)	$(492,314)

Total	$(492,314)	$(492,314)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$7,182,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$564,838,680
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$637,704,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$606,249,120
Aggregate gross unrealized depreciation	(203,901,959)

Net unrealized appreciation	$402,347,161

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,549,328,113

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,538,937,796)	$1,951,716,903
Cash	22,534,999
Cash held as collateral at broker for futures	786,500
Receivable for securities sold	93,947,044
Dividends, interest and other receivables	978,268
Receivable for Portfolio shares sold	530,340
Securities lending income receivable	53,963
Other assets	21,727

Total assets	2,070,569,744

LIABILITIES
Payable for securities purchased	102,867,617
Payable for return of collateral on securities loaned	64,217,497
Payable for Portfolio shares repurchased	933,719
Investment management fees payable	795,644
Distribution fees payable – Class IB	282,649
Administrative fees payable	195,228
Due to broker for futures variation margin	174,153
Accrued expenses	121,624

Total liabilities	169,588,131

Commitments and contingent liabilities^
NET ASSETS	$1,900,981,613

Net assets were comprised of:
Paid in capital	$1,343,223,568
Total distributable earnings (loss)	557,758,045

Net assets	$1,900,981,613

Class IB
Net asset value, offering and redemption price per share, $1,387,946,564 / 92,084,045 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.07

Class K
Net asset value, offering and redemption price per share, $513,035,049 / 29,296,899 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.51

(x)	Includes value of securities on loan of $73,079,561.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $22,317 foreign withholding tax)	$8,437,890
Interest	615,976
Securities lending (net)	459,167

Total income	9,513,033

EXPENSES
Investment management fees	4,888,544
Administrative fees	1,203,662
Distribution fees – Class IB (a)	1,093,845
Distribution fees – Class IA (a)	645,216
Printing and mailing expenses	97,875
Custodian fees	89,134
Professional fees	62,949
Trustees’ fees	31,539
Miscellaneous	18,091

Total expenses	8,130,855

NET INVESTMENT INCOME (LOSS)	1,382,178

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	144,798,276
Futures contracts	(14,929)

Net realized gain (loss)	144,783,347

Change in unrealized appreciation (depreciation) on:
Investments in securities	(64,149,186)
Futures contracts	(492,314)

Net change in unrealized appreciation (depreciation)	(64,641,500)

NET REALIZED AND UNREALIZED GAIN (LOSS)	80,141,847

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,524,025

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,382,178	$4,201,119
Net realized gain (loss)	144,783,347	37,935,495
Net change in unrealized appreciation (depreciation)	(64,641,500)	257,019,318

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,524,025	299,155,932

Distributions to shareholders:
Class IA	—	(2,024,870)
Class IB	—	(3,585,299)
Class K	—	(2,975,017)

Total distributions to shareholders	—	(8,585,186)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 522,172 and 906,706 shares, respectively ]	8,972,985	13,789,696
Capital shares issued in reinvestment of dividends and distributions [ 0 and 122,958 shares, respectively ]	—	2,024,870
Capital shares repurchased in connection with share class combination (Note 1) [ (30,941,309) and 0 shares, respectively ]	(533,660,871)	—
Capital shares repurchased [ (2,424,286) and (3,506,468) shares, respectively ]	(41,320,512)	(53,215,500)

Total Class IA transactions	(566,008,398)	(37,400,934)

Class IB
Capital shares sold [ 1,818,903 and 3,782,901 shares, respectively ]	27,099,124	49,855,085
Capital shares issued in connection with share class combination (Note 1) [ 35,722,484 and 0 shares, respectively ]	533,660,871	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 251,355 shares, respectively ]	—	3,585,299
Capital shares repurchased [ (3,701,026) and (6,268,344) shares, respectively ]	(55,138,666)	(82,767,224)

Total Class IB transactions	505,621,329	(29,326,840)

Class K
Capital shares sold [ 685,943 and 269,486 shares, respectively ]	11,917,356	4,113,302
Capital shares issued in reinvestment of dividends and distributions [ 0 and 179,764 shares, respectively ]	—	2,975,017
Capital shares repurchased [ (2,021,770) and (5,756,940) shares, respectively ]	(34,896,370)	(89,363,835)

Total Class K transactions	(22,979,014)	(82,275,516)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(83,366,083)	(149,003,290)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,842,058)	141,567,456
NET ASSETS:
Beginning of period	1,902,823,671	1,761,256,215

End of period	$1,900,981,613	$1,902,823,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021		2020	2019
Net asset value, beginning of period	$14.45		$12.33	$18.07	$19.52		$16.53	$14.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02	0.01	(0.05	)(aa)	(0.03)	0.01
Net realized and unrealized gain (loss)	0.61		2.16	(5.13)	2.48		5.86	3.94

Total from investment operations	0.62		2.18	(5.12)	2.43		5.83	3.95

Less distributions:
Dividends from net investment income	—		(0.04)	(0.02)	—		(0.02)	(0.02)
Distributions from net realized gains	—		(0.02)	(0.60)	(3.88)		(2.82)	(1.73)

Total dividends and distributions	—		(0.06)	(0.62)	(3.88)		(2.84)	(1.75)

Net asset value, end of period	$15.07		$14.45	$12.33	$18.07		$19.52	$16.53

Total return (b)	4.29%		17.70%	(28.42)%	12.90%		36.05%	27.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,387,947		$841,466	$745,413	$1,009,287		$976,317	$778,399
Ratio of expenses to average net assets (a)(f)	0.92%		0.93%	0.91%	0.90%		0.92%	0.92%
Ratio of net investment income (loss) to average net assets (a)(f)	0.09%		0.16%	0.09%	(0.25	)%(bb)	(0.19)%	0.05%
Portfolio turnover rate^	30	%(z)	38%	42%	44%		56%	42%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021		2020	2019
Net asset value, beginning of period	$16.76		$14.29	$20.82	$21.89		$18.26	$15.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.06	0.06	—	(aa)	0.01	0.05
Net realized and unrealized gain (loss)	0.72		2.50	(5.93)	2.81		6.50	4.31

Total from investment operations	0.75		2.56	(5.87)	2.81		6.51	4.36

Less distributions:
Dividends from net investment income	—		(0.07)	(0.06)	—		(0.06)	(0.06)
Distributions from net realized gains	—		(0.02)	(0.60)	(3.88)		(2.82)	(1.73)

Total dividends and distributions	—		(0.09)	(0.66)	(3.88)		(2.88)	(1.79)

Net asset value, end of period	$17.51		$16.76	$14.29	$20.82		$21.89	$18.26

Total return (b)	4.47%		17.97%	(28.28)%	13.25%		36.39%	28.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$513,035		$513,536	$513,527	$647,127		$711,849	$633,203
Ratio of expenses to average net assets (a)(f)	0.67%		0.68%	0.66%	0.65%		0.67%	0.67%
Ratio of net investment income (loss) to average net assets (a)(f)	0.33%		0.41%	0.35%	(0.01	)%(bb)	0.05%	0.30%
Portfolio turnover rate^	30	%(z)	38%	42%	44%		56%	42%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.06) and $(0.01) for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (3.6%)
Automobile Components (2.3%)
Aptiv plc*	5,239	$368,930

Household Durables (1.3%)
TopBuild Corp.*	566	218,063

Total Consumer Discretionary		586,993

Consumer Staples (5.3%)
Household Products (2.6%)
Procter & Gamble Co. (The)	2,638	435,059

Personal Care Products (2.7%)
Unilever plc (ADR)	8,170	449,268

Total Consumer Staples		884,327

Financials (8.3%)
Capital Markets (2.1%)
Intercontinental Exchange, Inc.	2,585	353,861

Financial Services (3.3%)
Visa, Inc., Class A	2,099	550,924

Insurance (2.9%)
Aflac, Inc.	5,299	473,254

Total Financials		1,378,039

Health Care (20.9%)
Health Care Equipment & Supplies (9.3%)
Alcon, Inc.	4,288	381,975
Becton Dickinson & Co.	1,612	376,741
GE HealthCare Technologies, Inc.	5,456	425,131
STERIS plc	1,650	362,241

		1,546,088

Health Care Providers & Services (2.3%)
UnitedHealth Group, Inc.	735	374,306

Life Sciences Tools & Services (7.7%)
Bruker Corp.	4,694	299,524
Danaher Corp.	1,411	352,539
ICON plc*	1,294	405,630
West Pharmaceutical Services, Inc.	664	218,715

		1,276,408

Pharmaceuticals (1.6%)
Johnson & Johnson	1,836	268,350

Total Health Care		3,465,152

Industrials (14.9%)
Aerospace & Defense (1.9%)
Hexcel Corp.	5,008	312,750

Commercial Services & Supplies (8.3%)
Tetra Tech, Inc.	1,717	351,092
Veralto Corp.	5,633	537,783
Waste Management, Inc.	2,222	474,041

		1,362,916

Electrical Equipment (2.1%)
Rockwell Automation, Inc.	1,279	352,083

Machinery (1.3%)
Deere & Co.	588	219,694

Professional Services (1.3%)
Maximus, Inc.	2,494	213,736

Total Industrials		2,461,179

Information Technology (40.2%)
Communications Equipment (1.9%)
Arista Networks, Inc.*	891	312,278

Electronic Equipment, Instruments & Components (7.7%)
Flex Ltd.*	17,170	506,343
Keysight Technologies, Inc.*	2,624	358,832
TE Connectivity Ltd.	2,748	413,382

		1,278,557

IT Services (2.0%)
Accenture plc, Class A	1,098	333,144

Semiconductors & Semiconductor Equipment (13.1%)
Monolithic Power Systems, Inc.	434	356,609
NVIDIA Corp.	8,201	1,013,152
NXP Semiconductors NV	1,509	406,057
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,266	393,853

		2,169,671

Software (15.5%)
Adobe, Inc.*	805	447,210
Bentley Systems, Inc., Class B	3,553	175,376
Fair Isaac Corp.*	277	412,359
Intuit, Inc.	681	447,560
Microsoft Corp.	1,530	683,833
Palo Alto Networks, Inc.*	1,183	401,049

		2,567,387

Total Information Technology		6,661,037

Utilities (2.9%)
Electric Utilities (2.9%)
NextEra Energy, Inc.	6,851	485,119

Total Utilities		485,119

Total Common Stocks (96.1%) (Cost $13,268,234)		15,921,846

SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	373,021	373,096

Total Short-Term Investments (2.3%) (Cost $373,201)		373,096

Total Investments in Securities (98.4%)
(Cost $13,641,435)		16,294,942
Other Assets Less Liabilities (1.6%)		263,922

Net Assets (100%)		$16,558,864

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$586,993	$—	$—	$586,993
Consumer Staples	884,327	—	—	884,327
Financials	1,378,039	—	—	1,378,039
Health Care	3,465,152	—	—	3,465,152
Industrials	2,461,179	—	—	2,461,179
Information Technology	6,661,037	—	—	6,661,037
Utilities	485,119	—	—	485,119
Short-Term Investments
Investment Companies	373,096	—	—	373,096

Total Assets	$16,294,942	$—	$—	$16,294,942

Total Liabilities	$—	$—	$—	$—

Total	$16,294,942	$—	$—	$16,294,942

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,135,683
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,432,049

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,017,765
Aggregate gross unrealized depreciation	(365,428)

Net unrealized appreciation	$2,652,337

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,642,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $13,641,435)	$16,294,942
Cash	300,000
Dividends, interest and other receivables	6,758
Receivable for Portfolio shares sold	1,047
Other assets	1,039

Total assets	16,603,786

LIABILITIES
Investment management fees payable	1,269
Administrative fees payable	1,226
Distribution fees payable – Class IB	1,045
Payable for Portfolio shares repurchased	228
Accrued expenses	41,154

Total liabilities	44,922

Commitments and contingent liabilities^
NET ASSETS	$16,558,864

Net assets were comprised of:
Paid in capital	$14,550,976
Total distributable earnings (loss)	2,007,888

Net assets	$16,558,864

Class IB
Net asset value, offering and redemption price per share, $5,332,921 / 475,567 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.21

Class K
Net asset value, offering and redemption price per share, $11,225,943 / 999,617 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.23

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,096 foreign withholding tax)	$82,733
Interest	7,808
Securities lending (net)	186

Total income	90,727

EXPENSES
Investment management fees	49,583
Professional fees	30,596
Custodian fees	7,956
Administrative fees	7,042
Printing and mailing expenses	5,830
Distribution fees – Class IB	5,680
Trustees’ fees	245
Miscellaneous	908

Gross expenses	107,840
Less: Waiver from investment manager	(44,919)

Net expenses	62,921

NET INVESTMENT INCOME (LOSS)	27,806

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	5,678
Net change in unrealized appreciation (depreciation) on investments in securities	1,287,383

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,293,061

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,320,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,806	$56,125
Net realized gain (loss)	5,678	(289,589)
Net change in unrealized appreciation (depreciation)	1,287,383	2,401,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,320,867	2,167,869

Distributions to shareholders:
Class IB	—	(9,929)
Class K	—	(52,335)

Total distributions to shareholders	—	(62,264)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 113,767 and 350,527 shares, respectively ]	1,239,668	3,303,113
Capital shares issued in reinvestment of dividends [ 0 and 990 shares, respectively ]	—	9,929
Capital shares repurchased [ (26,469) and (21,059) shares, respectively ]	(282,611)	(200,179)

Total Class IB transactions	957,057	3,112,863

Class K
Capital shares issued in reinvestment of dividends [ 0 and 5,204 shares, respectively ]	—	52,335

Total Class K transactions	—	52,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	957,057	3,165,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,277,924	5,270,803
NET ASSETS:
Beginning of period	14,280,940	9,010,137

End of period	$16,558,864	$14,280,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$10.29		$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.03	0.01
Net realized and unrealized gain (loss)	0.91		1.73	(1.43)

Total from investment operations	0.92		1.76	(1.42)

Less distributions:
Dividends from net investment income	—		(0.03)	(0.02)

Net asset value, end of period	$11.21		$10.29	$8.56

Total return (b)	8.94%		20.56%	(14.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,333		$3,995	$495
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.59%		2.09%	3.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.19%		0.30%	0.09	%(l)
Before waivers and reimbursements (a)(f)	(0.40)%		(0.79)%	(2.27	)%(l)
Portfolio turnover rate^	17	%(z)	20%	22	%(z)

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$10.29		$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.05	0.02
Net realized and unrealized gain (loss)	0.92		1.73	(1.42)

Total from investment operations	0.94		1.78	(1.40)

Less distributions:
Dividends from net investment income	—		(0.05)	(0.04)

Net asset value, end of period	$11.23		$10.29	$8.56

Total return (b)	9.14%		20.84%	(14.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,226		$10,286	$8,515
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.34%		1.70%	2.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.44%		0.55%	0.29	%(l)
Before waivers and reimbursements (a)(f)	(0.15)%		(0.41)%	(1.72	)%(l)
Portfolio turnover rate^	17	%(z)	20%	22	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.7%)
BCE, Inc.	132,792	$4,301,022

Entertainment (0.4%)
Electronic Arts, Inc.	16,170	2,252,966

Media (1.9%)
Fox Corp., Class B	88,524	2,834,539
Interpublic Group of Cos., Inc. (The)	237,791	6,917,340
Omnicom Group, Inc.	16,741	1,501,668

		11,253,547

Total Communication Services		17,807,535

Consumer Discretionary (2.6%)
Automobile Components (1.1%)
Aptiv plc*	41,443	2,918,416
BorgWarner, Inc.	99,547	3,209,395

		6,127,811

Hotels, Restaurants & Leisure (0.9%)
Darden Restaurants, Inc.	21,816	3,301,197
Empire Resorts, Inc. (r)*	45	—
Sodexo SA	22,655	2,038,040

		5,339,237

Household Durables (0.6%)
Mohawk Industries, Inc.*	32,724	3,717,119

Total Consumer Discretionary		15,184,167

Consumer Staples (11.3%)
Beverages (1.4%)
Heineken NV	48,559	4,695,985
Pernod Ricard SA	25,464	3,455,194

		8,151,179

Consumer Staples Distribution & Retail (3.1%)
Dollar Tree, Inc.*	68,169	7,278,404
Koninklijke Ahold Delhaize NV	375,489	11,094,765

		18,373,169

Food Products (3.3%)
Conagra Brands, Inc.	436,786	12,413,458
General Mills, Inc.	113,676	7,191,144

		19,604,602

Household Products (2.4%)
Henkel AG & Co. KGaA (Preference) (q)	50,578	4,507,737
Kimberly-Clark Corp.	69,709	9,633,784

		14,141,521

Personal Care Products (1.1%)
Kenvue, Inc.	353,563	6,427,775

Total Consumer Staples		66,698,246

Energy (4.0%)
Energy Equipment & Services (1.3%)
Baker Hughes Co.	220,867	7,767,892

Oil, Gas & Consumable Fuels (2.7%)
Coterra Energy, Inc.	159,295	4,248,398
EQT Corp.	125,927	4,656,781
Occidental Petroleum Corp.	106,480	6,711,434

		15,616,613

Total Energy		23,384,505

Financials (16.5%)
Banks (4.9%)
Commerce Bancshares, Inc.	102,965	5,743,388
First Hawaiian, Inc.	153,479	3,186,224
PNC Financial Services Group, Inc. (The)	22,792	3,543,700
Truist Financial Corp.	234,116	9,095,406
US Bancorp	94,498	3,751,571
Westamerica Bancorp	70,967	3,444,028

		28,764,317

Capital Markets (5.8%)
Bank of New York Mellon Corp. (The)	219,748	13,160,708
Northern Trust Corp.	132,361	11,115,677
T. Rowe Price Group, Inc.	83,978	9,683,503

		33,959,888

Insurance (5.8%)
Aflac, Inc.	31,481	2,811,568
Allstate Corp. (The)	62,868	10,037,505
Hanover Insurance Group, Inc. (The)	39,075	4,901,568
Reinsurance Group of America, Inc.	26,319	5,402,501
Willis Towers Watson plc	41,997	11,009,094

		34,162,236

Total Financials		96,886,441

Health Care (14.8%)
Health Care Equipment & Supplies (6.4%)
Becton Dickinson & Co.	23,489	5,489,614
Dentsply Sirona, Inc.	111,192	2,769,793
Envista Holdings Corp.*	177,808	2,956,947
GE HealthCare Technologies, Inc.	43,739	3,408,143
Hologic, Inc.*	71,820	5,332,635
Zimmer Biomet Holdings, Inc.	163,690	17,765,275

		37,722,407

Health Care Providers & Services (8.4%)
Cardinal Health, Inc.	76,280	7,499,850
Cencora, Inc.	7,135	1,607,515
Centene Corp.*	65,545	4,345,634
Henry Schein, Inc.*	173,504	11,121,606
Labcorp Holdings, Inc.	29,632	6,030,408
Quest Diagnostics, Inc.	79,187	10,839,117
Universal Health Services, Inc., Class B	43,814	8,102,523

		49,546,653

Total Health Care		87,269,060

Industrials (14.2%)
Aerospace & Defense (0.9%)
Huntington Ingalls Industries, Inc.	20,906	5,149,775

Building Products (1.1%)
Cie de Saint-Gobain SA	31,700	2,465,385
Johnson Controls International plc	55,961	3,719,727

		6,185,112

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	14,713	2,859,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (1.1%)
Vinci SA	60,426	$6,366,487

Electrical Equipment (1.9%)
Atkore, Inc.	13,391	1,806,848
Emerson Electric Co.	82,574	9,096,352

		10,903,200

Ground Transportation (1.8%)
Heartland Express, Inc.	26,759	329,939
Norfolk Southern Corp.	48,884	10,494,906

		10,824,845

Machinery (2.4%)
Cummins, Inc.	12,269	3,397,654
Dover Corp.	8,809	1,589,584
Oshkosh Corp.	58,978	6,381,420
Timken Co. (The)	36,785	2,947,582

		14,316,240

Passenger Airlines (1.2%)
Southwest Airlines Co.	250,428	7,164,745

Trading Companies & Distributors (3.3%)
Beacon Roofing Supply, Inc.*	68,913	6,236,627
Bunzl plc	179,908	6,845,393
MSC Industrial Direct Co., Inc., Class A	82,990	6,581,937

		19,663,957

Total Industrials		83,433,685

Information Technology (6.8%)
Communications Equipment (2.0%)
F5, Inc.*	43,474	7,487,527
Juniper Networks, Inc.	121,311	4,422,999

		11,910,526

Electronic Equipment, Instruments & Components (0.9%)
TE Connectivity Ltd.	34,845	5,241,733

IT Services (2.0%)
Amdocs Ltd.	86,926	6,860,200
Cognizant Technology Solutions Corp., Class A	67,874	4,615,432

		11,475,632

Semiconductors & Semiconductor Equipment (0.7%)
ON Semiconductor Corp.*	40,491	2,775,658
Teradyne, Inc.	10,638	1,577,509

		4,353,167

Technology Hardware, Storage & Peripherals (1.2%)
HP, Inc.	201,045	7,040,596

Total Information Technology		40,021,654

Materials (4.2%)
Chemicals (0.8%)
Akzo Nobel NV	80,425	4,890,527

Construction Materials (0.5%)
CRH plc	40,609	3,044,863

Containers & Packaging (2.9%)
Amcor plc	180,760	1,767,833
Graphic Packaging Holding Co.	162,286	4,253,516
Packaging Corp. of America	33,417	6,100,608
Sonoco Products Co.	94,441	4,790,047

		16,912,004

Total Materials		24,847,394

Real Estate (6.8%)
Health Care REITs (1.2%)
Healthpeak Properties, Inc. (REIT)	366,787	7,189,025

Residential REITs (1.5%)
Equity Residential (REIT)	90,504	6,275,547
Essex Property Trust, Inc. (REIT)	8,089	2,201,826

		8,477,373

Retail REITs (2.5%)
Realty Income Corp. (REIT)	166,369	8,787,611
Regency Centers Corp. (REIT)	92,727	5,767,619

		14,555,230

Specialized REITs (1.6%)
Public Storage (REIT)	21,158	6,086,099
VICI Properties, Inc. (REIT), Class A	123,689	3,542,453

		9,628,552

Total Real Estate		39,850,180

Utilities (11.9%)
Electric Utilities (6.6%)
Duke Energy Corp.	87,292	8,749,277
Edison International	150,916	10,837,278
Evergy, Inc.	127,170	6,736,195
Eversource Energy	113,385	6,430,063
Pinnacle West Capital Corp.	42,343	3,234,158
Xcel Energy, Inc.	54,882	2,931,248

		38,918,219

Gas Utilities (1.7%)
ONE Gas, Inc.	73,741	4,708,363
Spire, Inc.	91,814	5,575,864

		10,284,227

Multi-Utilities (3.6%)
CMS Energy Corp.	77,986	4,642,507
Northwestern Energy Group, Inc.	187,232	9,376,579
WEC Energy Group, Inc.	90,340	7,088,076

		21,107,162

Total Utilities		70,309,608

Total Common Stocks (96.1%)
(Cost $552,445,493)		565,692,475

MASTER LIMITED PARTNERSHIP:
Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Enterprise Products Partners LP
(Cost $10,144,609)	406,334	11,775,559

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	1,137,788	1,138,015

Total Short-Term Investments (0.2%) (Cost $1,138,016)		1,138,015

Total Investments in Securities (98.3%)
(Cost $563,728,118)		578,606,049
Other Assets Less Liabilities (1.7%)		10,070,559

Net Assets (100%)		$588,676,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,716,692	CAD	5,063,492	Bank of America	9/27/2024	7,625
USD	8,783,745	EUR	8,140,823	Bank of America	9/27/2024	28,090
USD	8,779,747	EUR	8,140,823	Citibank NA	9/27/2024	24,093
USD	8,788,979	EUR	8,140,823	Morgan Stanley	9/27/2024	33,324
USD	8,783,704	EUR	8,140,823	UBS AG	9/27/2024	28,049
USD	5,872,191	GBP	4,624,355	Goldman Sachs	9/27/2024	22,730

Total unrealized appreciation						143,911

EUR	946,092	USD	1,018,720	Bank of America	9/27/2024	(1,175)

Total unrealized depreciation						(1,175)

Net unrealized appreciation						142,736

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$17,807,535	$—	$—		$17,807,535
Consumer Discretionary	13,146,127	2,038,040	—	(a)	15,184,167
Consumer Staples	42,944,565	23,753,681	—		66,698,246
Energy	23,384,505	—	—		23,384,505
Financials	96,886,441	—	—		96,886,441
Health Care	87,269,060	—	—		87,269,060
Industrials	67,756,420	15,677,265	—		83,433,685
Information Technology	40,021,654	—	—		40,021,654
Materials	19,956,867	4,890,527	—		24,847,394
Real Estate	39,850,180	—	—		39,850,180
Utilities	70,309,608	—	—		70,309,608
Forward Currency Contracts	—	143,911	—		143,911
Master Limited Partnership
Energy	11,775,559	—	—		11,775,559
Short-Term Investments
Investment Companies	1,138,015	—	—		1,138,015

Total Assets	$532,246,536	$46,503,424	$—		$578,749,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(1,175)	$—	$(1,175)

Total Liabilities	$—	$(1,175)	$—	$(1,175)

Total	$532,246,536	$46,502,249	$—	$578,748,785

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$143,911

Total		$143,911

	Liability Derivatives
Foreign exchange contracts	Payables	(1,175)

Total		$(1,175)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$999,644	$999,644

Total	$999,644	$999,644

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$569,197	$569,197

Total	$569,197	$569,197

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$2,071,000
Average settlement value sold – in USD	48,909,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$35,715	$(1,175)	$—	$34,540
Citibank NA	24,093	—	—	24,093
Goldman Sachs	22,730	—	—	22,730
Morgan Stanley	33,324	—	—	33,324
UBS AG	28,049	—	—	28,049

Total	$143,911	$(1,175)	$—	$142,736

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,175	$(1,175)	$—	$—

Total	$1,175	$(1,175)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$167,697,246
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$173,429,383

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,983,400
Aggregate gross unrealized depreciation	(42,484,617)

Net unrealized appreciation	$15,498,783

Federal income tax cost of investments in securities and derivative instruments, if applicable	$563,250,002

For the six months ended June 30, 2024, the Portfolio incurred approximately $11,295 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $563,728,118)	$578,606,049
Cash	8,897,107
Foreign cash (Cost $171)	170
Dividends, interest and other receivables	1,092,897
Receivable for securities sold	735,218
Receivable for Portfolio shares sold	216,139
Unrealized appreciation on forward foreign currency contracts	143,911
Securities lending income receivable	10,815
Other assets	7,039

Total assets	589,709,345

LIABILITIES
Investment management fees payable	299,265
Payable for Portfolio shares repurchased	277,730
Payable for securities purchased	237,423
Distribution fees payable – Class IB	106,117
Administrative fees payable	44,757
Unrealized depreciation on forward foreign currency contracts	1,175
Accrued expenses	66,270

Total liabilities	1,032,737

Commitments and contingent liabilities^
NET ASSETS	$588,676,608

Net assets were comprised of:
Paid in capital	$553,737,482
Total distributable earnings (loss)	34,939,126

Net assets	$588,676,608

Class IB
Net asset value, offering and redemption price per share, $512,922,436 / 23,600,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.73

Class K
Net asset value, offering and redemption price per share, $75,754,172 / 3,482,722 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.75

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $159,028 foreign withholding tax)	$8,384,791
Interest	224,240
Securities lending (net)	33,713

Total income	8,642,744

EXPENSES
Investment management fees	2,689,924
Distribution fees – Class IB	650,851
Administrative fees	275,946
Professional fees	40,674
Printing and mailing expenses	36,146
Custodian fees	35,952
Trustees’ fees	9,946
Miscellaneous	9,734

Gross expenses	3,749,173
Less: Waiver from investment manager	(860,367)

Net expenses	2,888,806

NET INVESTMENT INCOME (LOSS)	5,753,938

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	13,327,233
Forward foreign currency contracts	999,644
Foreign currency transactions	(2,167)

Net realized gain (loss)	14,324,710

Change in unrealized appreciation (depreciation) on:
Investments in securities	(15,953,087)
Forward foreign currency contracts	569,197
Foreign currency translations	(2,972)

Net change in unrealized appreciation (depreciation)	(15,386,862)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,062,152)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,691,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,753,938	$10,838,323
Net realized gain (loss)	14,324,710	18,953,133
Net change in unrealized appreciation (depreciation)	(15,386,862)	4,568,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,691,786	34,359,525

Distributions to shareholders:
Class IB	—	(27,668,410)
Class K	—	(4,303,057)

Total distributions to shareholders	—	(31,971,467)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 761,892 and 1,763,088 shares, respectively ]	16,653,253	38,044,533
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,301,162 shares, respectively ]	—	27,668,410
Capital shares repurchased [ (1,468,812) and (2,522,786) shares, respectively ]	(32,086,082)	(54,319,560)

Total Class IB transactions	(15,432,829)	11,393,383

Class K
Capital shares sold [ 20,989 and 42,181 shares, respectively ]	457,986	909,349
Capital shares issued in reinvestment of dividends and distributions [ 0 and 202,311 shares, respectively ]	—	4,303,057
Capital shares repurchased [ (150,563) and (401,305) shares, respectively ]	(3,288,977)	(8,668,317)

Total Class K transactions	(2,830,991)	(3,455,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,263,820)	7,937,472

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,572,034)	10,325,530
NET ASSETS:
Beginning of period	602,248,642	591,923,112

End of period	$588,676,608	$602,248,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021		2020		2019
Net asset value, beginning of period	$21.57		$21.50		$25.00		$23.11		$23.11		$18.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.39		0.41	(1)	0.34		0.30		0.33
Net realized and unrealized gain (loss)	(0.05)		0.87		(0.76)		4.88		—	#	4.92

Total from investment operations	0.16		1.26		(0.35)		5.22		0.30		5.25

Less distributions:
Dividends from net investment income	—		(0.33)		(0.70)		(0.30)		(0.25)		(0.38)
Distributions from net realized gains	—		(0.86)		(2.45)		(3.03)		(0.04)		(0.02)
Return of capital	—		—		—		—		(0.01)		—

Total dividends and distributions	—		(1.19)		(3.15)		(3.33)		(0.30)		(0.40)

Net asset value, end of period	$21.73		$21.57		$21.50		$25.00		$23.11		$23.11

Total return (b)	0.74%		5.98%		(1.47)%		23.02%		1.32%		28.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$512,922		$524,357		$510,935		$525,686		$439,396		$347,837
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00	%(j)	1.00	%(j)	1.00	%(j)	1.00	%(j)	0.99	%(j)	0.99	%(k)
Before waivers (a)(f)	1.29%		1.29%		1.28%		1.28%		1.30%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.89%		1.82%		1.71	%(aa)	1.28%		1.45%		1.54%
Before waivers (a)(f)	1.61%		1.52%		1.43	%(aa)	1.00%		1.14%		1.21%
Portfolio turnover rate^	28	%(z)	49%		75%		51%		101%		42%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,						June 8, 2020* to December 31, 2020
Class K			2023		2022		2021
Net asset value, beginning of period	$21.56		$21.49		$24.99		$23.09		$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.44		0.48	(1)	0.39		0.18
Net realized and unrealized gain (loss)	(0.04)		0.87		(0.77)		4.91		2.57

Total from investment operations	0.19		1.31		(0.29)		5.30		2.75

Less distributions:
Dividends from net investment income	—		(0.38)		(0.76)		(0.37)		(0.29)
Distributions from net realized gains	—		(0.86)		(2.45)		(3.03)		(0.04)
Return of capital	—		—		—		—		(0.02)

Total dividends and distributions	—		(1.24)		(3.21)		(3.40)		(0.35)

Net asset value, end of period	$21.75		$21.56		$21.49		$24.99		$23.09

Total return (b)	0.88%		6.23%		(1.24)%		23.35%		13.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,754		$77,891		$80,988		$79,617		$101,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)
Before waivers (a)(f)	1.04%		1.04%		1.03%		1.03%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.14%		2.06%		1.98	%(aa)	1.48%		1.57	%(l)
Before waivers (a)(f)	1.85%		1.77%		1.70	%(aa)	1.20%		1.25	%(l)
Portfolio turnover rate^	28	%(z)	49%		75%		51%		101%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.37 and $0.44 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (64.6%)
iShares Core MSCI EAFE ETF	311,400	$22,620,096
iShares Core S&P 500 ETF	38,000	20,794,740
iShares Core S&P Mid-Cap ETF	93,400	5,465,768
iShares Russell 2000 ETF (x)	17,900	3,631,731
SPDR Portfolio S&P 500 ETF (x)	325,100	20,806,400
Vanguard S&P 500 ETF	41,400	20,705,382

Total Equity		94,024,117

Fixed Income (35.0%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	638,300	51,019,319

Total Exchange Traded Funds (99.6%) (Cost $129,537,771)		145,043,436

SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	700,000	700,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,850,456	1,850,456
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	518,504	518,608

Total Investment Companies		3,069,064

Total Short-Term Investments (2.1%)
(Cost $3,069,117)		3,069,064

Total Investments in Securities (101.7%)
(Cost $132,606,888)		148,112,500
Other Assets Less Liabilities (-1.7%)		(2,434,023)

Net Assets (100%)		$145,678,477

(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $36,695,031. This was collateralized by $35,034,159 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54 and by cash of $2,550,456 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$145,043,436	$—	$—	$145,043,436
Short-Term Investments
Investment Companies	3,069,064	—	—	3,069,064

Total Assets	$148,112,500	$—	$—	$148,112,500

Total Liabilities	$—	$—	$—	$—

Total	$148,112,500	$—	$—	$148,112,500

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,871,704
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,977,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,166,862
Aggregate gross unrealized depreciation	(3,277,665)

Net unrealized appreciation	$13,889,197

Federal income tax cost of investments in securities and derivative instruments, if applicable	$134,223,303

For the six months ended June 30, 2024, the Portfolio incurred approximately $679 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $132,606,888)	$148,112,500
Cash	299,999
Dividends, interest and other receivables	76,159
Receivable for Portfolio shares sold	61,216
Due from Custodian	50,308
Securities lending income receivable	7,284
Other assets	3,340

Total assets	148,610,806

LIABILITIES
Payable for return of collateral on securities loaned	2,550,456
Payable for securities purchased	138,365
Payable for Portfolio shares repurchased	83,001
Investment management fees payable	78,585
Distribution fees payable – Class IB	29,599
Administrative fees payable	14,955
Accrued expenses	37,368

Total liabilities	2,932,329

Commitments and contingent liabilities^
NET ASSETS	$145,678,477

Net assets were comprised of:
Paid in capital	$130,352,442
Total distributable earnings (loss)	15,326,035

Net assets	$145,678,477

Class IB
Net asset value, offering and redemption price per share, $145,678,477 / 11,890,964 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.25

(x)	Includes value of securities on loan of $36,695,031.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$1,583,606
Interest	7,787
Securities lending (net)	24,040

Total income	1,615,433

EXPENSES
Investment management fees	531,217
Distribution fees – Class IB	166,005
Administrative fees	84,049
Professional fees	28,463
Printing and mailing expenses	10,960
Custodian fees	4,737
Trustees’ fees	2,122
Miscellaneous	1,460

Gross expenses	829,013
Less: Waiver from investment manager	(97,036)

Net expenses	731,977

NET INVESTMENT INCOME (LOSS)	883,456

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	641,255
Net change in unrealized appreciation (depreciation) on investments in securities	7,308,513

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,949,768

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,833,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$883,456	$1,827,049
Net realized gain (loss)	641,255	206,274
Net change in unrealized appreciation (depreciation)	7,308,513	12,850,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,833,224	14,883,585

Distributions to shareholders:
Class IB	—	(1,766,524)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,753,075 and 2,799,607 shares, respectively ]	20,687,568	30,130,875
Capital shares issued in reinvestment of dividends [ 0 and 155,526 shares, respectively ]	—	1,766,524
Capital shares repurchased [ (409,464) and (629,393) shares, respectively ]	(4,851,192)	(6,795,628)

Total Class IB transactions	15,836,376	25,101,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,836,376	25,101,771

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,669,600	38,218,832
NET ASSETS:
Beginning of period	121,008,877	82,790,045

End of period	$145,678,477	$121,008,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,								February 1, 2019* to December 31, 2019
Class IB			2023		2022		2021		2020
Net asset value, beginning of period	$11.47		$10.07		$12.60		$11.69		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.20		0.14		0.12		0.10		0.20
Net realized and unrealized gain (loss)	0.70		1.37		(2.32)		0.98		0.32		1.32

Total from investment operations	0.78		1.57		(2.18)		1.10		0.42		1.52

Less distributions:
Dividends from net investment income	—		(0.17)		(0.15)		(0.09)		(0.09)		(0.12)
Distributions from net realized gains	—		—		(0.20)		(0.10)		(0.01)		(0.03)

Total dividends and distributions	—		(0.17)		(0.35)		(0.19)		(0.10)		(0.15)

Net asset value, end of period	$12.25		$11.47		$10.07		$12.60		$11.69		$11.37

Total return (b)	6.80%		15.62%		(17.28)%		9.36%		3.71%		15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$145,678		$121,009		$82,790		$81,197		$53,403		$25,730
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.13	%(k)	1.14	%(o)	1.13	%(o)	1.14	%(o)
Before waivers (a)(f)	1.25%		1.27%		1.28%		1.29%		1.35%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.33%		1.83%		1.25%		0.96%		0.92%		2.03	%(l)
Before waivers (a)(f)(x)	1.18%		1.66%		1.11%		0.81%		0.70%		1.52	%(l)
Portfolio turnover rate^	30	%(z)	71%		248%		87%		134%		56	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (9.9%)
Entertainment (2.1%)
Netflix, Inc.*	10,757	$7,259,684
Take-Two Interactive Software, Inc.*	39,467	6,136,724

		13,396,408

Interactive Media & Services (7.0%)
Alphabet, Inc., Class C	115,924	21,262,780
Meta Platforms, Inc., Class A	37,730	19,024,220
Pinterest, Inc., Class A*	85,713	3,777,372

		44,064,372

Media (0.8%)
Charter Communications, Inc., Class A*	15,779	4,717,290

Total Communication Services		62,178,070

Consumer Discretionary (12.1%)
Broadline Retail (2.1%)
Amazon.com, Inc.*	69,603	13,450,780

Hotels, Restaurants & Leisure (7.2%)
Aramark	181,556	6,176,535
Booking Holdings, Inc.	840	3,327,660
Chipotle Mexican Grill, Inc.*	73,550	4,607,907
Marriott International, Inc., Class A	25,822	6,242,985
Royal Caribbean Cruises Ltd.*	110,283	17,582,419
Wyndham Hotels & Resorts, Inc.	36,550	2,704,700
Yum! Brands, Inc.	33,117	4,386,678

		45,028,884

Household Durables (0.6%)
DR Horton, Inc.	28,839	4,064,280

Specialty Retail (2.2%)
Burlington Stores, Inc.*	28,284	6,788,160
Tractor Supply Co.	25,637	6,921,990

		13,710,150

Total Consumer Discretionary		76,254,094

Consumer Staples (4.4%)
Consumer Staples Distribution & Retail (0.7%)
Dollar General Corp.	35,788	4,732,247

Food Products (0.8%)
Kraft Heinz Co. (The)	147,910	4,765,660

Household Products (1.0%)
Church & Dwight Co., Inc.	58,485	6,063,725

Tobacco (1.9%)
Philip Morris International, Inc.	117,985	11,955,420

Total Consumer Staples		27,517,052

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
ConocoPhillips	37,778	4,321,048

Total Energy		4,321,048

Financials (13.7%)
Banks (2.8%)
JPMorgan Chase & Co.	55,018	11,127,941

Truist Financial Corp.	171,000	6,643,350

		17,771,291

Capital Markets (2.3%)
KKR & Co., Inc.	76,814	8,083,905
MSCI, Inc.	13,254	6,385,115

		14,469,020

Consumer Finance (1.1%)
Discover Financial Services	51,000	6,671,310

Financial Services (4.2%)
Mastercard, Inc., Class A	26,585	11,728,239
Toast, Inc., Class A*	212,457	5,475,017
Visa, Inc., Class A	34,403	9,029,755

		26,233,011

Insurance (3.3%)
Arch Capital Group Ltd.*	45,468	4,587,266
Marsh & McLennan Cos., Inc.	41,557	8,756,891
Progressive Corp. (The)	35,425	7,358,127

		20,702,284

Total Financials		85,846,916

Health Care (9.5%)
Biotechnology (4.6%)
AbbVie, Inc.	50,450	8,653,184
Alnylam Pharmaceuticals, Inc.*	14,560	3,538,080
Amgen, Inc.	25,921	8,099,017
Regeneron Pharmaceuticals, Inc.*	8,314	8,738,263

		29,028,544

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	47,876	4,974,795

Health Care Providers & Services (1.7%)
Elevance Health, Inc.	7,380	3,998,927
UnitedHealth Group, Inc.	12,803	6,520,056

		10,518,983

Life Sciences Tools & Services (1.7%)
Danaher Corp.	22,091	5,519,436
Mettler-Toledo International, Inc.*	3,879	5,421,252

		10,940,688

Pharmaceuticals (0.7%)
Bristol-Myers Squibb Co.	107,364	4,458,827

Total Health Care		59,921,837

Industrials (12.3%)
Aerospace & Defense (3.6%)
General Electric Co.	58,819	9,350,456
TransDigm Group, Inc.	10,345	13,216,876

		22,567,332

Air Freight & Logistics (1.4%)
FedEx Corp.	28,989	8,692,062

Building Products (1.2%)
Carrier Global Corp.	120,313	7,589,344

Ground Transportation (1.9%)
Saia, Inc.*	14,131	6,702,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Union Pacific Corp.	23,434	$5,302,177

		12,004,369

Machinery (1.0%)
Ingersoll Rand, Inc.	68,954	6,263,781

Professional Services (0.8%)
Dayforce, Inc.*	96,795	4,801,032

Trading Companies & Distributors (2.4%)
Core & Main, Inc., Class A*	88,560	4,334,126
FTAI Aviation Ltd.	105,161	10,855,770

		15,189,896

Total Industrials		77,107,816

Information Technology (25.3%)
Semiconductors & Semiconductor Equipment (12.7%)
Broadcom, Inc.	22,392	35,951,028
KLA Corp.	13,744	11,332,065
Micron Technology, Inc.	77,878	10,243,293
NVIDIA Corp.	167,280	20,665,771
Wolfspeed, Inc. (x)*	76,030	1,730,443

		79,922,600

Software (10.6%)
Adobe, Inc.*	6,548	3,637,676
Atlassian Corp., Class A*	21,970	3,886,054
DocuSign, Inc.*	34,556	1,848,746
Microsoft Corp.	67,832	30,317,512
Salesforce, Inc.	53,277	13,697,517
ServiceNow, Inc.*	16,899	13,293,936

		66,681,441

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	59,377	12,505,984

Total Information Technology		159,110,025

Materials (3.7%)
Chemicals (2.2%)
Corteva, Inc.	88,379	4,767,163
Linde plc	20,231	8,877,565

		13,644,728

Metals & Mining (1.5%)
ATI, Inc.*	174,075	9,652,459

Total Materials		23,297,187

Real Estate (0.9%)
Health Care REITs (0.9%)
Welltower, Inc. (REIT)	55,510	5,786,918

Total Real Estate		5,786,918

Utilities (5.6%)
Electric Utilities (5.6%)
Constellation Energy Corp.	60,491	12,114,533
Entergy Corp.	104,773	11,210,711
Southern Co. (The)	152,964	11,865,417

Total Utilities		35,190,661

Total Common Stocks (98.1%) (Cost $362,264,377)		616,531,624

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	87,329	87,329
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	1,440,289	1,440,576

Total Investment Companies		1,527,905

Total Short-Term Investments (0.2%)
(Cost $1,527,905)		1,527,905

Total Investments in Securities (98.3%)
(Cost $363,792,282)		618,059,529
Other Assets Less Liabilities (1.7%)		10,980,414

Net Assets (100%)		$629,039,943

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $586,685. This was collateralized by $524,266 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54 and by cash of $87,329 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$62,178,070	$—	$—	$62,178,070
Consumer Discretionary	76,254,094	—	—	76,254,094
Consumer Staples	27,517,052	—	—	27,517,052
Energy	4,321,048	—	—	4,321,048
Financials	85,846,916	—	—	85,846,916
Health Care	59,921,837	—	—	59,921,837
Industrials	77,107,816	—	—	77,107,816
Information Technology	159,110,025	—	—	159,110,025
Materials	23,297,187	—	—	23,297,187
Real Estate	5,786,918	—	—	5,786,918
Utilities	35,190,661	—	—	35,190,661
Short-Term Investments
Investment Companies	1,527,905	—	—	1,527,905

Total Assets	$618,059,529	$—	$—	$618,059,529

Total Liabilities	$—	$—	$—	$—

Total	$618,059,529	$—	$—	$618,059,529

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$92,534,407
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,194,460

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$271,132,693
Aggregate gross unrealized depreciation	(16,866,036)

Net unrealized appreciation	$254,266,657

Federal income tax cost of investments in securities and derivative instruments, if applicable	$363,792,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $363,792,282)	$618,059,529
Cash	11,312,000
Receivable for securities sold	352,529
Dividends, interest and other receivables	235,795
Receivable for Portfolio shares sold	16,056
Securities lending income receivable	817
Other assets	6,885

Total assets	629,983,611

LIABILITIES
Investment management fees payable	303,823
Payable for Portfolio shares repurchased	280,677
Distribution fees payable – Class IB	127,387
Payable for return of collateral on securities loaned	87,329
Administrative fees payable	46,812
Trustees’ fees payable	1,103
Accrued expenses	96,537

Total liabilities	943,668

Commitments and contingent liabilities^
NET ASSETS	$629,039,943

Net assets were comprised of:
Paid in capital	$310,322,829
Total distributable earnings (loss)	318,717,114

Net assets	$629,039,943

Class IB
Net asset value, offering and redemption price per share, $629,039,943 / 18,183,698 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.59

(x)	Includes value of securities on loan of $586,685.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,333 foreign withholding tax)	$3,522,124
Interest	289,797
Securities lending (net)	2,693

Total income	3,814,614

EXPENSES
Investment management fees	1,936,194
Distribution fees – Class IB (a)	639,778
Administrative fees	274,977
Distribution fees – Class IA (a)	104,911
Professional fees	35,152
Printing and mailing expenses	32,779
Custodian fees	19,245
Trustees’ fees	9,721
Miscellaneous	5,365

Gross expenses	3,058,122
Less: Waiver from investment manager	(166,328)

Net expenses	2,891,794

NET INVESTMENT INCOME (LOSS)	922,820

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	41,575,517
Net change in unrealized appreciation (depreciation) on investments in securities	48,154,068

NET REALIZED AND UNREALIZED GAIN (LOSS)	89,729,585

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,652,405

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$922,820	$1,731,670
Net realized gain (loss)	41,575,517	41,224,273
Net change in unrealized appreciation (depreciation)	48,154,068	67,188,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,652,405	110,143,959

Distributions to shareholders:
Class IA	—	(4,184,836)
Class IB	—	(23,743,379)

Total distributions to shareholders	—	(27,928,215)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 17,757 and 59,033 shares, respectively ]	574,791	1,636,307
Capital shares issued in reinvestment of dividends and distributions [ 0 and 147,046 shares, respectively ]	—	4,184,836
Capital shares repurchased in connection with share class combination (Note 1) [ (2,695,513) and 0 shares, respectively ]	(92,743,259)	—
Capital shares repurchased [ (178,453) and (321,605) shares, respectively ]	(5,732,244)	(8,898,588)

Total Class IA transactions	(97,900,712)	(3,077,445)

Class IB
Capital shares sold [ 202,487 and 380,549 shares, respectively ]	6,516,470	10,602,214
Capital shares issued in connection with share class combination (Note 1) [ 2,690,338 and 0 shares, respectively ]	92,743,259	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 832,720 shares, respectively ]	—	23,743,379
Capital shares repurchased [ (937,718) and (1,800,415) shares, respectively ]	(30,178,960)	(50,081,985)

Total Class IB transactions	69,080,769	(15,736,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,819,943)	(18,813,837)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,832,462	63,401,907
NET ASSETS:
Beginning of period	567,207,481	503,805,574

End of period	$629,039,943	$567,207,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022	2021	2020	2019
Net asset value, beginning of period	$29.73		$25.47		$35.80	$30.55	$26.22	$22.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.09(2)		0.05	(0.04)	0.02	0.17(1)
Net realized and unrealized gain (loss)	4.81		5.68		(6.79)	7.04	6.03	7.07

Total from investment operations	4.86		5.77		(6.74)	7.00	6.05	7.24

Less distributions:
Dividends from net investment income	—		(0.10)		(0.05)	—	(0.03)	(0.15)
Distributions from net realized gains	—		(1.41)		(3.54)	(1.75)	(1.69)	(3.17)

Total dividends and distributions	—		(1.51)		(3.59)	(1.75)	(1.72)	(3.32)

Net asset value, end of period	$34.59		$29.73		$25.47	$35.80	$30.55	$26.22

Total return (b)	16.35%		22.98%		(18.97)%	23.06%	23.26%	32.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$629,040		$482,458		$428,260	$562,690	$493,082	$381,178
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%		0.97%	0.97%	0.97%	0.97%
Before waivers (a)(f)	1.03%		1.03%		1.02%	1.02%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.31%		0.33	%(bb)	0.17%	(0.11)%	0.06%	0.66	%(aa)
Before waivers (a)(f)	0.25%		0.27	%(bb)	0.11%	(0.15)%	— %‡‡	0.59	%(aa)
Portfolio turnover rate^	16	%(z)	33%		25%	20%	42%	32%

Class K	January 1, 2020 to June 7, 2020‡	Year Ended December 31, 2019
Net asset value, beginning of period	$26.11	$22.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.24(1)
Net realized and unrealized gain (loss)	0.95	7.05

Total from investment operations	1.00	7.29

Less distributions:
Dividends from net investment income	—	(0.22)
Distributions from net realized gains	—	(3.17)

Total dividends and distributions	—	(3.39)

Net asset value, end of period	$27.11	$26.11

Total return (b)	3.79%	33.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$6,424
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%
Before waivers (a)(f)	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.44%	0.91	%(aa)
Before waivers (a)(f)	0.37%	0.84	%(aa)
Portfolio turnover rate^	42%	32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡	After the close of business on June 7, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
‡‡	Amount is less than 0.005%.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12 and $0.19 for IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.07 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.19% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (10.9%)
Entertainment (3.6%)
Netflix, Inc.*	24,100	$16,264,608

Interactive Media & Services (7.3%)
Alphabet, Inc., Class A	32,100	5,847,015
Meta Platforms, Inc., Class A	53,303	26,876,439

		32,723,454

Total Communication Services		48,988,062

Consumer Discretionary (9.5%)
Automobile Components (0.6%)
Aptiv plc*	36,899	2,598,427

Automobiles (0.5%)
Tesla, Inc.*	12,100	2,394,348

Broadline Retail (8.4%)
Amazon.com, Inc.*	195,720	37,822,890

Total Consumer Discretionary		42,815,665

Consumer Staples (3.7%)
Beverages (1.3%)
Monster Beverage Corp.*	116,820	5,835,159

Consumer Staples Distribution & Retail (1.5%)
Target Corp.	46,400	6,869,056

Personal Care Products (0.9%)
Estee Lauder Cos., Inc. (The), Class A	38,500	4,096,400

Total Consumer Staples		16,800,615

Financials (9.1%)
Capital Markets (2.2%)
Intercontinental Exchange, Inc.	18,600	2,546,154
S&P Global, Inc.	16,832	7,507,072

		10,053,226

Financial Services (5.3%)
PayPal Holdings, Inc.*	92,500	5,367,775
Visa, Inc., Class A	71,161	18,677,628

		24,045,403

Insurance (1.6%)
Marsh & McLennan Cos., Inc.	32,996	6,952,917

Total Financials		41,051,546

Health Care (14.3%)
Health Care Equipment & Supplies (5.4%)
Alcon, Inc.	80,830	7,200,336
Intuitive Surgical, Inc.*	21,900	9,742,215
Stryker Corp.	21,700	7,383,425

		24,325,976

Health Care Providers & Services (3.1%)
UnitedHealth Group, Inc.	28,145	14,333,123

Life Sciences Tools & Services (2.2%)
Thermo Fisher Scientific, Inc.	17,797	9,841,741

Pharmaceuticals (3.6%)
Eli Lilly and Co.	10,200	9,234,876
Zoetis, Inc.	40,200	6,969,072

		16,203,948

Total Health Care		64,704,788

Industrials (9.2%)
Electrical Equipment (2.1%)
Eaton Corp. plc	30,360	9,519,378

Ground Transportation (3.3%)
Uber Technologies, Inc.*	125,280	9,105,350
Union Pacific Corp.	25,600	5,792,256

		14,897,606

Industrial Conglomerates (1.6%)
Honeywell International, Inc.	34,000	7,260,360

Trading Companies & Distributors (2.2%)
WW Grainger, Inc.	10,840	9,780,282

Total Industrials		41,457,626

Information Technology (38.7%)
IT Services (1.4%)
Accenture plc, Class A	21,200	6,432,292

Semiconductors & Semiconductor Equipment (14.6%)
ASML Holding NV (Registered) (ADR)	9,540	9,756,844
NVIDIA Corp.	396,400	48,971,256
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	40,400	7,021,924

		65,750,024

Software (18.5%)
Adobe, Inc.*	16,129	8,960,305
Atlassian Corp., Class A*	24,670	4,363,630
Intuit, Inc.	11,100	7,295,031
Microsoft Corp.	82,127	36,706,663
Palo Alto Networks, Inc.*	29,550	10,017,745
Salesforce, Inc.	37,960	9,759,516
Workday, Inc., Class A*	28,290	6,324,512

		83,427,402

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	91,034	19,173,581

Total Information Technology		174,783,299

Materials (1.6%)
Chemicals (1.6%)
Sherwin-Williams Co. (The)	24,900	7,430,907

Total Materials		7,430,907

Real Estate (1.7%)
Specialized REITs (1.7%)
Equinix, Inc. (REIT)	10,200	7,717,320

Total Real Estate		7,717,320

Utilities (1.0%)
Electric Utilities (1.0%)
NextEra Energy, Inc.	65,700	4,652,217

Total Utilities		4,652,217

Total Investments in Securities (99.7%) (Cost $192,718,052)		450,402,045
Other Assets Less Liabilities (0.3%)		1,246,884

Net Assets (100%)		$451,648,929

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$48,988,062	$—	$—	$48,988,062
Consumer Discretionary	42,815,665	—	—	42,815,665
Consumer Staples	16,800,615	—	—	16,800,615
Financials	41,051,546	—	—	41,051,546
Health Care	64,704,788	—	—	64,704,788
Industrials	41,457,626	—	—	41,457,626
Information Technology	174,783,299	—	—	174,783,299
Materials	7,430,907	—	—	7,430,907
Real Estate	7,717,320	—	—	7,717,320
Utilities	4,652,217	—	—	4,652,217

Total Assets	$450,402,045	$—	$—	$450,402,045

Total Liabilities	$—	$—	$—	$—

Total	$450,402,045	$—	$—	$450,402,045

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,779,303
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,672,928

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$270,480,332
Aggregate gross unrealized depreciation	(12,823,352)

Net unrealized appreciation	$257,656,980

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,745,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $192,718,052)	$450,402,045
Cash	2,751,428
Receivable for Portfolio shares sold	52,864
Dividends, interest and other receivables	36,685
Securities lending income receivable	4,677
Other assets	4,883

Total assets	453,252,582

LIABILITIES
Payable for Portfolio shares repurchased	1,209,888
Investment management fees payable	228,210
Distribution fees payable – Class IB	89,774
Administrative fees payable	33,721
Accrued expenses	42,060

Total liabilities	1,603,653

Commitments and contingent liabilities^
NET ASSETS	$451,648,929

Net assets were comprised of:
Paid in capital	$173,896,462
Total distributable earnings (loss)	277,752,467

Net assets	$451,648,929

Class IB
Net asset value, offering and redemption price per share, $441,812,955 / 25,638,986 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.23

Class K
Net asset value, offering and redemption price per share, $9,835,974 / 524,307 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.76

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $32,305 foreign withholding tax)	$1,414,809
Interest	116,861
Securities lending (net)	5,163

Total income	1,536,833

EXPENSES
Investment management fees	1,408,904
Distribution fees – Class IB (a)	508,952
Administrative fees	200,100
Professional fees	33,171
Printing and mailing expenses	25,361
Distribution fees – Class IA (a)	20,942
Custodian fees	14,613
Trustees’ fees	7,134
Miscellaneous	4,845

Gross expenses	2,224,022
Less: Waiver from investment manager	(66,607)

Net expenses	2,157,415

NET INVESTMENT INCOME (LOSS)	(620,582)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	17,496,853
Net change in unrealized appreciation (depreciation) on investments in securities	51,880,500

NET REALIZED AND UNREALIZED GAIN (LOSS)	69,377,353

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,756,771

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(620,582)	$(1,002,301)
Net realized gain (loss)	17,496,853	13,838,254
Net change in unrealized appreciation (depreciation)	51,880,500	122,149,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,756,771	134,985,578

Distributions to shareholders:
Class IA	—	(497,575)
Class IB	—	(11,900,304)
Class K	—	(243,807)

Total distributions to shareholders	—	(12,641,686)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 32,964 and 131,236 shares, respectively ]	535,486	1,763,002
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,487 shares, respectively ]	—	497,575
Capital shares repurchased in connection with share class combination (Note 1) [ (1,015,080) and 0 shares, respectively ]	(18,377,252)	—
Capital shares repurchased [ (96,941) and (160,121) shares, respectively ]	(1,646,141)	(2,197,147)

Total Class IA transactions	(19,487,907)	63,430

Class IB
Capital shares sold [ 687,511 and 1,419,842 shares, respectively ]	11,044,738	18,340,806
Capital shares issued in connection with share class combination (Note 1) [ 1,069,324 and 0 shares, respectively ]	18,377,252	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 843,222 shares, respectively ]	—	11,900,304
Capital shares repurchased [ (2,018,139) and (4,169,049) shares, respectively ]	(32,637,111)	(54,425,852)

Total Class IB transactions	(3,215,121)	(24,184,742)

Class K
Capital shares sold [ 160,991 and 245,165 shares, respectively ]	2,768,610	3,395,825
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,879 shares, respectively ]	—	243,807
Capital shares repurchased [ (152,987) and (104,093) shares, respectively ]	(2,676,551)	(1,483,072)

Total Class K transactions	92,059	2,156,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,610,969)	(21,964,752)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,145,802	100,379,140
NET ASSETS:
Beginning of period	405,503,127	305,123,987

End of period	$451,648,929	$405,503,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020		2019
Net asset value, beginning of period	$14.69		$10.40	$17.82	$15.64	$13.02		$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.04)	(0.04)	(0.07)	(0.03	)(1)	— #
Net realized and unrealized gain (loss)	2.56		4.79	(5.61)	3.44	4.01		3.33

Total from investment operations	2.54		4.75	(5.65)	3.37	3.98		3.33

Less distributions:
Dividends from net investment income	—		—	—	—	—		— #
Distributions from net realized gains	—		(0.46)	(1.77)	(1.19)	(1.36)		(0.83)

Total dividends and distributions	—		(0.46)	(1.77)	(1.19)	(1.36)		(0.83)

Net asset value, end of period	$17.23		$14.69	$10.40	$17.82	$15.64		$13.02

Total return (b)	17.29%		45.91%	(32.13)%	21.67%	30.85%		31.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$441,813		$380,553	$289,321	$455,081	$409,150		$359,458
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.03%		1.04%
Before waivers (a)(f)	1.03%		1.03%	1.03%	1.02%	1.03%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.29)%		(0.28)%	(0.30)%	(0.40)%	(0.19	)%(bb)	0.02%
Before waivers (a)(f)	(0.32)%		(0.31)%	(0.33)%	(0.42)%	(0.19	)%(bb)	0.02%
Portfolio turnover rate^	8	%(z)	10%	28%	16%	20%		20%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020		2019
Net asset value, beginning of period	$15.98		$11.26	$19.03	$16.59	$13.71		$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	— #	(0.01)	(0.03)	0.01	(1)	0.04
Net realized and unrealized gain (loss)	2.78		5.18	(5.99)	3.66	4.23		3.49

Total from investment operations	2.78		5.18	(6.00)	3.63	4.24		3.53

Less distributions:
Dividends from net investment income	—		—	—	—	—		(0.03)
Distributions from net realized gains	—		(0.46)	(1.77)	(1.19)	(1.36)		(0.83)

Total dividends and distributions	—		(0.46)	(1.77)	(1.19)	(1.36)		(0.86)

Net asset value, end of period	$18.76		$15.98	$11.26	$19.03	$16.59		$13.71

Total return (b)	17.40%		46.23%	(31.92)%	22.00%	31.19%		32.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,836		$8,248	$4,045	$8,180	$7,490		$9,641
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.78%		0.79%
Before waivers (a)(f)	0.78%		0.79%	0.78%	0.77%	0.78%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.04)%		(0.03)%	(0.05)%	(0.15)%	0.07	%(bb)	0.27%
Before waivers (a)(f)	(0.07)%		(0.07)%	(0.09)%	(0.17)%	0.07	%(bb)	0.27%
Portfolio turnover rate^	8	%(z)	10%	28%	16%	20%		20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 and $0.04 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (4.7%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	43,851	$837,993
Verizon Communications, Inc.	25,785	1,063,373

		1,901,366

Entertainment (0.9%)
Electronic Arts, Inc.	1,460	203,422
Live Nation Entertainment, Inc.*	26,583	2,491,891
Netflix, Inc.*	2,632	1,776,284
Take-Two Interactive Software, Inc.*	968	150,514
Walt Disney Co. (The)	11,134	1,105,495
Warner Bros Discovery, Inc.*	14,057	104,584

		5,832,190

Interactive Media & Services (2.8%)
Alphabet, Inc., Class A	35,876	6,534,813
Alphabet, Inc., Class C	29,846	5,474,353
Match Group, Inc.*	1,673	50,826
Meta Platforms, Inc., Class A	13,384	6,748,481

		18,808,473

Media (0.6%)
Charter Communications, Inc., Class A*	589	176,087
Comcast Corp., Class A	23,906	936,159
Fox Corp., Class A	1,519	52,208
Fox Corp., Class B	870	27,857
Interpublic Group of Cos., Inc. (The)	2,374	69,060
News Corp., Class A	2,184	60,212
News Corp., Class B	775	22,002
Omnicom Group, Inc.	1,212	108,716
Paramount Global, Class B	3,140	32,625
Trade Desk, Inc. (The), Class A*	30,800	3,008,236

		4,493,162

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	3,143	553,734

Total Communication Services		31,588,925

Consumer Discretionary (9.1%)
Automobile Components (0.2%)
Aptiv plc*	1,711	120,489
BorgWarner, Inc.	1,418	45,716
Fox Factory Holding Corp.*	25,238	1,216,219

		1,382,424

Automobiles (0.6%)
Ford Motor Co.	23,936	300,157
General Motors Co.	6,901	320,621
Tesla, Inc.*	16,934	3,350,900

		3,971,678

Broadline Retail (3.7%)
Amazon.com, Inc.*	55,932	10,808,859
eBay, Inc.	3,037	163,148
Etsy, Inc.*	783	46,181
Global-e Online Ltd.*	65,017	2,358,166
MercadoLibre, Inc.*	6,745	11,084,733

		24,461,087

Distributors (0.0%)†
Genuine Parts Co.	871	120,477
LKQ Corp.	1,660	69,039
Pool Corp.	226	69,457

		258,973

Hotels, Restaurants & Leisure (1.1%)
Airbnb, Inc., Class A*	2,671	405,004
Booking Holdings, Inc.	207	820,031
Caesars Entertainment, Inc.*	1,368	54,364
Carnival Corp.*	6,031	112,900
Chipotle Mexican Grill, Inc.*	8,400	526,260
Darden Restaurants, Inc.	711	107,589
Domino’s Pizza, Inc.	209	107,913
Expedia Group, Inc.*	17,868	2,251,189
Hilton Worldwide Holdings, Inc.	1,546	337,337
Las Vegas Sands Corp.	2,276	100,713
Marriott International, Inc., Class A	1,465	354,193
McDonald’s Corp.	4,402	1,121,806
MGM Resorts International*	1,479	65,727
Norwegian Cruise Line Holdings Ltd.*	2,391	44,927
Royal Caribbean Cruises Ltd.*	1,429	227,825
Starbucks Corp.	6,944	540,590
Wynn Resorts Ltd.	548	49,046
Yum! Brands, Inc.	1,723	228,229

		7,455,643

Household Durables (0.2%)
DR Horton, Inc.	1,832	258,184
Garmin Ltd.	929	151,353
Lennar Corp., Class A	1,516	227,203
Mohawk Industries, Inc.*	356	40,438
NVR, Inc.*	19	144,182
PulteGroup, Inc.	1,288	141,809

		963,169

Leisure Products (0.0%)†
Hasbro, Inc.	732	42,822

Specialty Retail (2.3%)
AutoZone, Inc.*	105	311,230
Bath & Body Works, Inc.	1,437	56,115
Best Buy Co., Inc.	1,184	99,799
Burlington Stores, Inc.*	21,751	5,220,240
CarMax, Inc.*	978	71,727
Home Depot, Inc. (The)	6,053	2,083,685
Lowe’s Cos., Inc.	25,620	5,648,185
O’Reilly Automotive, Inc.*	362	382,294
Ross Stores, Inc.	2,065	300,086
TJX Cos., Inc. (The)	6,893	758,919
Tractor Supply Co.	663	179,010
Ulta Beauty, Inc.*	282	108,815

		15,220,105

Textiles, Apparel & Luxury Goods (1.0%)
Crocs, Inc.*	39,885	5,820,817
Deckers Outdoor Corp.*	153	148,096
Lululemon Athletica, Inc.*	704	210,285
NIKE, Inc., Class B	7,375	555,854
Ralph Lauren Corp.	217	37,988
Tapestry, Inc.	1,447	61,917

		6,834,957

Total Consumer Discretionary		60,590,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.6%)
Beverages (2.4%)
Brown-Forman Corp., Class B	1,123	$48,502
Coca-Cola Co. (The)	23,680	1,507,232
Constellation Brands, Inc., Class A	24,017	6,179,094
Keurig Dr Pepper, Inc.	6,419	214,395
Molson Coors Beverage Co., Class B	1,183	60,132
Monster Beverage Corp.*	134,011	6,693,849
PepsiCo, Inc.	8,377	1,381,619

		16,084,823

Consumer Staples Distribution & Retail (3.1%)
Casey’s General Stores, Inc.	17,960	6,852,818
Costco Wholesale Corp.	2,709	2,302,623
Dollar General Corp.	1,322	174,808
Dollar Tree, Inc.*	1,239	132,288
Kroger Co. (The)	4,059	202,666
Performance Food Group Co.*	129,377	8,553,114
Sysco Corp.	2,996	213,884
Target Corp.	2,831	419,101
Walgreens Boots Alliance, Inc.	4,183	50,593
Walmart, Inc.	26,090	1,766,554

		20,668,449

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,020	182,559
Bunge Global SA	861	91,929
Campbell Soup Co.	1,218	55,041
Conagra Brands, Inc.	2,926	83,157
General Mills, Inc.	3,483	220,335
Hershey Co. (The)	912	167,653
Hormel Foods Corp.	1,762	53,723
J M Smucker Co. (The)	622	67,823
Kellanova	1,648	95,057
Kraft Heinz Co. (The)	4,857	156,492
Lamb Weston Holdings, Inc.	892	74,999
McCormick & Co., Inc. (Non-Voting)	1,564	110,950
Mondelez International, Inc., Class A	8,131	532,093
Tyson Foods, Inc., Class A	1,790	102,281

		1,994,092

Household Products (0.5%)
Church & Dwight Co., Inc.	1,511	156,661
Clorox Co. (The)	756	103,171
Colgate-Palmolive Co.	5,050	490,052
Kimberly-Clark Corp.	2,062	284,968
Procter & Gamble Co. (The)	14,431	2,379,961

		3,414,813

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	1,417	150,769
Kenvue, Inc.	11,743	213,487

		364,256

Tobacco (0.2%)
Altria Group, Inc.	10,491	477,865
Philip Morris International, Inc.	9,521	964,763

		1,442,628

Total Consumer Staples		43,969,061

Energy (3.6%)
Energy Equipment & Services (0.8%)
Baker Hughes Co.	136,814	4,811,748
Halliburton Co.	5,459	184,405
Schlumberger NV	8,754	413,014

		5,409,167

Oil, Gas & Consumable Fuels (2.8%)
APA Corp.	2,342	68,948
Chesapeake Energy Corp. (x)	32,396	2,662,627
Chevron Corp.	10,468	1,637,405
ConocoPhillips	7,129	815,415
Coterra Energy, Inc.	4,558	121,562
Devon Energy Corp.	3,904	185,050
Diamondback Energy, Inc.	13,893	2,781,240
EOG Resources, Inc.	3,487	438,909
EQT Corp.	2,780	102,804
Exxon Mobil Corp.	60,725	6,990,662
Hess Corp.	1,674	246,948
Kinder Morgan, Inc.	11,860	235,658
Marathon Oil Corp.	3,358	96,274
Marathon Petroleum Corp.	2,152	373,329
Occidental Petroleum Corp.	4,016	253,128
ONEOK, Inc.	3,543	288,932
Phillips 66	2,575	363,513
Targa Resources Corp.	1,368	176,171
Valero Energy Corp.	1,997	313,050
Williams Cos., Inc. (The)	7,442	316,285

		18,467,910

Total Energy		23,877,077

Financials (7.1%)
Banks (1.4%)
Bank of America Corp.	41,554	1,652,602
Citigroup, Inc.	11,672	740,705
Citizens Financial Group, Inc.	2,755	99,263
Fifth Third Bancorp	4,126	150,558
Huntington Bancshares, Inc.	8,882	117,065
JPMorgan Chase & Co.	17,539	3,547,438
KeyCorp	5,895	83,768
M&T Bank Corp.	1,040	157,414
PNC Financial Services Group, Inc. (The)‡	2,441	379,527
Regions Financial Corp.	5,500	110,220
Truist Financial Corp.	8,180	317,793
US Bancorp	9,549	379,095
Wells Fargo & Co.	21,293	1,264,591

		9,000,039

Capital Markets (3.0%)
Ameriprise Financial, Inc.	615	262,722
Bank of New York Mellon Corp. (The)	4,513	270,284
BlackRock, Inc.‡	858	675,520
Blackstone, Inc.	4,343	537,663
Cboe Global Markets, Inc.	661	112,410
Charles Schwab Corp. (The)	9,127	672,569
CME Group, Inc.	2,208	434,093
FactSet Research Systems, Inc.	234	95,535
Franklin Resources, Inc.	1,785	39,895
Goldman Sachs Group, Inc. (The)	1,969	890,618
Intercontinental Exchange, Inc.	23,912	3,273,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Invesco Ltd.	2,812	$42,067
KKR & Co., Inc.	94,751	9,971,595
MarketAxess Holdings, Inc.	238	47,726
Moody’s Corp.	965	406,197
Morgan Stanley	7,595	738,158
MSCI, Inc.	485	233,649
Nasdaq, Inc.	2,249	135,525
Northern Trust Corp.	1,246	104,639
Raymond James Financial, Inc.	1,108	136,960
S&P Global, Inc.	1,951	870,146
State Street Corp.	1,884	139,416
T. Rowe Price Group, Inc.	1,341	154,631

		20,245,332

Consumer Finance (0.2%)
American Express Co.	3,460	801,163
Capital One Financial Corp.	2,333	323,004
Discover Financial Services	1,561	204,194
Synchrony Financial	2,467	116,418

		1,444,779

Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	11,057	4,497,988
Corpay, Inc.*	439	116,954
Fidelity National Information Services, Inc.	3,397	255,998
Fiserv, Inc.*	3,574	532,669
Global Payments, Inc.	1,595	154,236
Jack Henry & Associates, Inc.	454	75,373
Mastercard, Inc., Class A	5,014	2,211,976
PayPal Holdings, Inc.*	6,389	370,754
Visa, Inc., Class A	9,614	2,523,386

		10,739,334

Insurance (0.9%)
Aflac, Inc.	3,132	279,719
Allstate Corp. (The)	1,610	257,053
American International Group, Inc.	4,054	300,969
Aon plc, Class A	1,328	389,874
Arch Capital Group Ltd.*	2,275	229,525
Arthur J Gallagher & Co.	1,330	344,882
Assurant, Inc.	298	49,543
Brown & Brown, Inc.	1,461	130,628
Chubb Ltd.	2,486	634,129
Cincinnati Financial Corp.	930	109,833
Everest Group Ltd.	268	102,113
Globe Life, Inc.	525	43,197
Hartford Financial Services Group, Inc. (The)	1,771	178,056
Loews Corp.	1,159	86,624
Marsh & McLennan Cos., Inc.	3,017	635,742
MetLife, Inc.	3,623	254,298
Principal Financial Group, Inc.	1,358	106,535
Progressive Corp. (The)	3,590	745,679
Prudential Financial, Inc.	2,214	259,459
Travelers Cos., Inc. (The)	1,395	283,659
W.R. Berkley Corp.	1,187	93,275
Willis Towers Watson plc	629	164,886

		5,679,678

Total Financials		47,109,162

Health Care (9.4%)
Biotechnology (1.3%)
AbbVie, Inc.	10,766	1,846,584
Amgen, Inc.	3,281	1,025,148
Argenx SE (ADR)*	4,700	2,021,188
Biogen, Inc.*	889	206,088
Caris Life Sciences, Inc. (r)*	69,480	108,389
Gilead Sciences, Inc.	7,642	524,318
Incyte Corp.*	1,104	66,924
Moderna, Inc.*	2,034	241,538
Regeneron Pharmaceuticals, Inc.*	648	681,067
Ultragenyx Pharmaceutical, Inc.*	20,570	845,427
Vertex Pharmaceuticals, Inc.*	1,580	740,578

		8,307,249

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	10,647	1,106,330
Align Technology, Inc.*	414	99,952
Baxter International, Inc.	3,011	100,718
Becton Dickinson & Co.	1,772	414,134
Boston Scientific Corp.*	8,985	691,935
Cooper Cos., Inc. (The)	1,209	105,546
Dexcom, Inc.*	2,455	278,348
Edwards Lifesciences Corp.*	3,720	343,616
GE HealthCare Technologies, Inc.	2,539	197,839
Hologic, Inc.*	1,462	108,553
IDEXX Laboratories, Inc.*	499	243,113
Insulet Corp.*	16,328	3,294,990
Intuitive Surgical, Inc.*	2,161	961,321
Medtronic plc	8,155	641,880
ResMed, Inc.	894	171,129
Solventum Corp.*	884	46,746
STERIS plc	596	130,846
Stryker Corp.	2,074	705,678
Teleflex, Inc.	293	61,627
Zimmer Biomet Holdings, Inc.	1,267	137,508

		9,841,809

Health Care Providers & Services (2.8%)
Cardinal Health, Inc.	1,531	150,528
Cencora, Inc.	1,010	227,553
Centene Corp.*	3,259	216,072
Cigna Group (The)	1,735	573,539
CVS Health Corp.	7,718	455,825
DaVita, Inc.*	294	40,740
Elevance Health, Inc.	1,420	769,441
HCA Healthcare, Inc.	1,184	380,396
HealthEquity, Inc.*	76,411	6,586,628
Henry Schein, Inc.*	781	50,062
Humana, Inc.	726	271,270
Labcorp Holdings, Inc.	495	100,737
McKesson Corp.	788	460,224
Molina Healthcare, Inc.*	344	102,271
Progyny, Inc.*	59,784	1,710,420
Quest Diagnostics, Inc.	663	90,751
Surgery Partners, Inc.*	156,722	3,728,416
UnitedHealth Group, Inc.	5,621	2,862,551
Universal Health Services, Inc., Class B	386	71,383

		18,848,807

Health Care Technology (0.2%)
Doximity, Inc., Class A*	45,099	1,261,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (2.0%)
Agilent Technologies, Inc.	1,793	$232,426
Bio-Rad Laboratories, Inc., Class A*	136	37,143
Bio-Techne Corp.	989	70,862
Charles River Laboratories International, Inc.*	20,540	4,243,153
Danaher Corp.	4,033	1,007,645
ICON plc*	18,300	5,736,501
IQVIA Holdings, Inc.*	1,109	234,487
Mettler-Toledo International, Inc.*	130	181,687
Revvity, Inc.	752	78,855
Thermo Fisher Scientific, Inc.	2,331	1,289,043
Waters Corp.*	351	101,832
West Pharmaceutical Services, Inc.	446	146,908

		13,360,542

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	12,479	518,253
Catalent, Inc.*	1,123	63,146
Eli Lilly and Co.	4,876	4,414,633
Johnson & Johnson	14,692	2,147,383
Merck & Co., Inc.	15,459	1,913,824
Pfizer, Inc.	34,629	968,920
Viatris, Inc.	7,603	80,820
Zoetis, Inc.	2,767	479,687

		10,586,666

Total Health Care		62,206,492

Industrials (11.5%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc.*	437	128,583
Boeing Co. (The)*	3,517	640,129
General Dynamics Corp.	1,392	403,875
General Electric Co.	6,675	1,061,125
Howmet Aerospace, Inc.	2,393	185,769
Huntington Ingalls Industries, Inc.	240	59,119
L3Harris Technologies, Inc.	27,217	6,112,394
Lockheed Martin Corp.	1,300	607,230
Northrop Grumman Corp.	845	368,378
RTX Corp.	8,137	816,873
Textron, Inc.	1,126	96,678
TransDigm Group, Inc.	341	435,665

		10,915,818

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	679	59,833
Expeditors International of Washington, Inc.	893	111,437
FedEx Corp.	1,376	412,580
GXO Logistics, Inc.*	50,702	2,560,451
United Parcel Service, Inc., Class B	4,436	607,067

		3,751,368

Building Products (0.9%)
A.O. Smith Corp.	769	62,889
Allegion plc	532	62,856
Builders FirstSource, Inc.*	770	106,576
Carrier Global Corp.	5,124	323,222
Johnson Controls International plc	4,059	269,802
Masco Corp.	1,372	91,471
Trane Technologies plc	1,370	450,634
Trex Co., Inc.*	59,488	4,409,250

		5,776,700

Commercial Services & Supplies (2.7%)
Cintas Corp.	528	369,737
Clean Harbors, Inc.*	9,700	2,193,655
Copart, Inc.*	162,875	8,821,310
Republic Services, Inc.	1,243	241,565
Rollins, Inc.	1,671	81,528
Veralto Corp.	1,336	127,548
Waste Connections, Inc.	32,100	5,629,056
Waste Management, Inc.	2,248	479,588

		17,943,987

Construction & Engineering (1.0%)
Quanta Services, Inc.	889	225,886
WillScot Mobile Mini Holdings Corp.*	171,949	6,472,160

		6,698,046

Electrical Equipment (2.0%)
AMETEK, Inc.	1,415	235,895
Eaton Corp. plc	2,449	767,884
Emerson Electric Co.	3,506	386,221
GE Vernova, Inc.*	1,669	286,250
Generac Holdings, Inc.*	360	47,599
Hubbell, Inc., Class B	326	119,147
nVent Electric plc	60,189	4,611,079
Rockwell Automation, Inc.	702	193,247
Shoals Technologies Group, Inc., Class A*	128,937	804,567
Vertiv Holdings Co., Class A	66,241	5,734,483

		13,186,372

Ground Transportation (0.8%)
CSX Corp.	11,860	396,717
JB Hunt Transport Services, Inc.	490	78,400
Norfolk Southern Corp.	1,385	297,346
Old Dominion Freight Line, Inc.	1,097	193,730
Saia, Inc.*	5,700	2,703,453
Uber Technologies, Inc.*	12,771	928,196
Union Pacific Corp.	3,740	846,213

		5,444,055

Industrial Conglomerates (0.2%)
3M Co.	3,390	346,424
Honeywell International, Inc.	3,977	849,249

		1,195,673

Machinery (0.7%)
Brain Corp. (r)*	52,300	221,229
Caterpillar, Inc.	2,987	994,970
Cummins, Inc.	836	231,513
Deere & Co.	1,574	588,094
Dover Corp.	825	148,871
Fortive Corp.	2,121	157,166
IDEX Corp.	468	94,162
Illinois Tool Works, Inc.	1,668	395,249
Ingersoll Rand, Inc.	2,483	225,556
Nordson Corp.	343	79,555
Otis Worldwide Corp.	2,479	238,629
PACCAR, Inc.	3,208	330,231
Parker-Hannifin Corp.	788	398,578
Pentair plc	1,022	78,357
Snap-on, Inc.	316	82,599
Stanley Black & Decker, Inc.	938	74,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Westinghouse Air Brake Technologies Corp.	1,063	$168,007
Xylem, Inc.	1,479	200,597

		4,708,300

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	3,894	44,119
Delta Air Lines, Inc.	3,910	185,490
Southwest Airlines Co.	3,762	107,631
United Airlines Holdings, Inc.*	1,992	96,931

		434,171

Professional Services (0.4%)
Automatic Data Processing, Inc.	2,484	592,906
Broadridge Financial Solutions, Inc.	703	138,491
Dayforce, Inc. (x)*	912	45,235
Equifax, Inc.	772	187,179
Jacobs Solutions, Inc.	786	109,812
Leidos Holdings, Inc.	815	118,892
Paychex, Inc.	1,931	228,940
Paycom Software, Inc.	301	43,055
Paycor HCM, Inc.*	72,316	918,413
Verisk Analytics, Inc.	889	239,630

		2,622,553

Trading Companies & Distributors (0.5%)
Fastenal Co.	3,509	220,505
H&E Equipment Services, Inc.	42,756	1,888,532
MSC Industrial Direct Co., Inc., Class A	14,038	1,113,354
United Rentals, Inc.	409	264,513
W.W. Grainger, Inc.	271	244,507

		3,731,411

Total Industrials		76,408,454

Information Technology (31.7%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,545	541,492
Cisco Systems, Inc.	24,692	1,173,117
F5, Inc.*	360	62,003
Juniper Networks, Inc.	2,012	73,357
Motorola Solutions, Inc.	1,018	392,999

		2,242,968

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	7,358	495,709
CDW Corp.	817	182,877
Corning, Inc.	4,592	178,399
Jabil, Inc.	717	78,002
Keysight Technologies, Inc.*	1,048	143,314
TE Connectivity Ltd.	1,894	284,914
Teledyne Technologies, Inc.*	295	114,454
Trimble, Inc.*	1,555	86,956
Zebra Technologies Corp., Class A*	305	94,224

		1,658,849

IT Services (1.2%)
Accenture plc, Class A	3,845	1,166,612
Akamai Technologies, Inc.*	966	87,017
Cognizant Technology Solutions Corp., Class A	3,054	207,672

EPAM Systems, Inc.*	340	63,958
Gartner, Inc.*	469	210,609
GoDaddy, Inc., Class A*	861	120,290
International Business Machines Corp.	5,612	970,595
Shopify, Inc., Class A*	78,147	5,161,609
VeriSign, Inc.*	542	96,368

		8,084,730

Semiconductors & Semiconductor Equipment (9.2%)
Advanced Micro Devices, Inc.*	9,857	1,598,904
Analog Devices, Inc.	3,041	694,139
Applied Materials, Inc.	5,067	1,195,761
Broadcom, Inc.	2,661	4,272,315
Enphase Energy, Inc.*	795	79,269
First Solar, Inc.*	657	148,127
Intel Corp.	25,930	803,052
KLA Corp.	818	674,449
Lam Research Corp.	795	846,556
Marvell Technology, Inc.	55,649	3,889,865
Microchip Technology, Inc.	3,314	303,231
Micron Technology, Inc.	6,770	890,458
Monolithic Power Systems, Inc.	2,795	2,296,596
NVIDIA Corp.	325,816	40,251,309
NXP Semiconductors NV	1,581	425,431
ON Semiconductor Corp.*	2,621	179,670
Qorvo, Inc.*	621	72,061
QUALCOMM, Inc.	6,844	1,363,188
Skyworks Solutions, Inc.	998	106,367
Teradyne, Inc.	919	136,278
Texas Instruments, Inc.	5,577	1,084,894

		61,311,920

Software (15.6%)
Adobe, Inc.*	11,696	6,497,596
ANSYS, Inc.*	526	169,109
AppLovin Corp., Class A*	28,900	2,405,058
Autodesk, Inc.*	8,812	2,180,529
Cadence Design Systems, Inc.*	1,669	513,635
Clear Secure, Inc., Class A	31,163	583,060
Confluent, Inc., Class A*	34,609	1,022,004
Crowdstrike Holdings, Inc., Class A*	1,409	539,915
CyberArk Software Ltd.*	8,100	2,214,702
Datadog, Inc., Class A*	14,246	1,847,564
DocuSign, Inc.*	63,235	3,383,073
Fair Isaac Corp.*	150	223,299
Fortinet, Inc.*	92,221	5,558,160
Gen Digital, Inc.	3,300	82,434
Gitlab, Inc., Class A*	33,538	1,667,509
HubSpot, Inc.*	11,255	6,638,086
Intuit, Inc.	1,702	1,118,571
Klaviyo, Inc., Class A (x)*	37,691	938,129
Microsoft Corp.	70,693	31,596,236
Oracle Corp.	9,717	1,372,040
Palo Alto Networks, Inc.*	7,273	2,465,620
PTC, Inc.*	727	132,074
Roper Technologies, Inc.	655	369,197
Salesforce, Inc.	5,937	1,526,403
SentinelOne, Inc., Class A*	101,038	2,126,850
ServiceNow, Inc.*	23,033	18,119,370
Sprout Social, Inc., Class A*	49,366	1,761,379
Synopsys, Inc.*	935	556,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Tyler Technologies, Inc.*	265	$133,237
Varonis Systems, Inc.*	48,300	2,316,951
Workday, Inc., Class A*	17,382	3,885,920

		103,944,091

Technology Hardware, Storage & Peripherals (5.1%)
Apple, Inc.	155,985	32,853,561
Hewlett Packard Enterprise Co.	7,973	168,788
HP, Inc.	5,256	184,065
NetApp, Inc.	1,264	162,803
Seagate Technology Holdings plc	1,218	125,783
Super Micro Computer, Inc.*	309	253,179
Western Digital Corp.*	1,950	147,752

		33,895,931

Total Information Technology		211,138,489

Materials (2.1%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	1,363	351,722
Albemarle Corp.	703	67,151
Ashland, Inc.	35,800	3,382,742
Celanese Corp.	612	82,553
CF Industries Holdings, Inc.	1,143	84,719
Corteva, Inc.	4,256	229,569
Dow, Inc.	4,307	228,486
DuPont de Nemours, Inc.	2,500	201,225
Eastman Chemical Co.	695	68,089
Ecolab, Inc.	1,556	370,328
FMC Corp.	742	42,702
International Flavors & Fragrances, Inc.	1,563	148,813
Linde plc	2,936	1,288,346
LyondellBasell Industries NV, Class A	1,608	153,821
Mosaic Co. (The)	2,065	59,679
PPG Industries, Inc.	1,430	180,023
Sherwin-Williams Co. (The)	1,415	422,278

		7,362,246

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	364	197,215
Summit Materials, Inc., Class A*	120,897	4,426,039
Vulcan Materials Co.	815	202,675

		4,825,929

Containers & Packaging (0.1%)
Amcor plc	9,094	88,939
Avery Dennison Corp.	484	105,827
Ball Corp.	1,922	115,358
International Paper Co.	2,019	87,120
Packaging Corp. of America	528	96,392
Westrock Co.	1,655	83,180

		576,816

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	8,795	427,437
Newmont Corp.	7,028	294,262
Nucor Corp.	1,450	229,216
Steel Dynamics, Inc.	876	113,442

		1,064,357

Total Materials		13,829,348

Real Estate (2.2%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	987	115,449
Healthpeak Properties, Inc. (REIT)	4,133	81,007
Ventas, Inc. (REIT)	2,455	125,843
Welltower, Inc. (REIT)	3,652	380,721

		703,020

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,140	74,437

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	5,667	636,461

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	861	53,003

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	55,714	4,964,674
CoStar Group, Inc.*	2,504	185,647

		5,150,321

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	888	183,718
Camden Property Trust (REIT)	655	71,467
Equity Residential (REIT)	2,070	143,534
Essex Property Trust, Inc. (REIT)	393	106,975
Invitation Homes, Inc. (REIT)	3,482	124,969
Mid-America Apartment Communities, Inc. (REIT)	715	101,966
UDR, Inc. (REIT)	1,774	73,000

		805,629

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	454	45,840
Kimco Realty Corp. (REIT)	4,016	78,151
Realty Income Corp. (REIT)	5,318	280,897
Regency Centers Corp. (REIT)	1,052	65,435
Simon Property Group, Inc. (REIT)	1,999	303,448

		773,771

Specialized REITs (1.0%)
American Tower Corp. (REIT)	2,859	555,732
Crown Castle, Inc. (REIT)	2,660	259,882
Digital Realty Trust, Inc. (REIT)	1,980	301,059
Equinix, Inc. (REIT)	576	435,802
Extra Space Storage, Inc. (REIT)	1,273	197,837
Iron Mountain, Inc. (REIT)	1,829	163,915
Public Storage (REIT)	965	277,582
SBA Communications Corp. (REIT)	21,692	4,258,140
VICI Properties, Inc. (REIT), Class A	6,238	178,656
Weyerhaeuser Co. (REIT)	4,396	124,803

		6,753,408

Total Real Estate		14,950,050

Utilities (1.0%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,534	78,081
American Electric Power Co., Inc.	3,225	282,961
Constellation Energy Corp.	1,910	382,516
Duke Energy Corp.	4,729	473,988
Edison International	2,337	167,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Entergy Corp.	1,318	$141,026
Evergy, Inc.	1,388	73,522
Eversource Energy	2,142	121,473
Exelon Corp.	6,038	208,975
FirstEnergy Corp.	3,283	125,640
NextEra Energy, Inc.	12,583	891,002
NRG Energy, Inc.	1,257	97,870
PG&E Corp.	13,085	228,464
Pinnacle West Capital Corp.	656	50,105
PPL Corp.	4,432	122,545
Southern Co. (The)	6,689	518,866
Xcel Energy, Inc.	3,368	179,885

		4,144,739

Gas Utilities (0.0%)†
Atmos Energy Corp.	925	107,901

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,253	74,726
Vistra Corp.	1,995	171,530

		246,256

Multi-Utilities (0.3%)
Ameren Corp.	1,661	118,114
CenterPoint Energy, Inc.	3,964	122,805
CMS Energy Corp.	1,813	107,928
Consolidated Edison, Inc.	2,116	189,213
Dominion Energy, Inc.	5,117	250,733
DTE Energy Co.	1,261	139,984
NiSource, Inc.	2,836	81,705
Public Service Enterprise Group, Inc.	3,016	222,279
Sempra	3,860	293,591
WEC Energy Group, Inc.	1,918	150,486

		1,676,838

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,194	154,217

Total Utilities		6,329,951

Total Common Stocks (89.0%) (Cost $422,530,665)		591,997,867

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000% (r)*	22,891	99,232

Total Preferred Stock (0.0%)† (Cost $300,834)		99,232

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.3%)
Communication Services (0.3%)
Entertainment (0.3%)
Live Nation Entertainment, Inc. 3.125%, 1/15/29	$1,955,000	2,158,656

Total Communication Services		2,158,656

Total Long-Term Debt Securities (0.3%) (Cost $2,047,544)		2,158,656

SHORT-TERM INVESTMENTS:
Investment Companies (9.8%)
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,419,583	1,419,583
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	61,668,043	61,680,377

Total Investment Companies		65,099,960

Total Short-Term Investments (9.8%) (Cost $65,110,977)		65,099,960

	Number of Contracts*	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Hotels, Restaurants & Leisure (0.0%)†
Starbucks Corp. 08/16/2024 at USD 90.00, American Style Notional Amount: USD 513,810 Exchange Traded*	66	4,356

Total Options Purchased (0.0%)† (Cost $12,078)		4,356

Total Investments in Securities (99.1%) (Cost $490,002,098)		659,360,071
Other Assets Less Liabilities (0.9%)		6,219,796

Net Assets (100%)		$665,579,867

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $3,277,230. This was collateralized by cash of $3,419,583 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials			.
Banks
PNC Financial Services Group, Inc. (The)	2,441	404,623	—	(26,535)	(7,350)	8,789	379,527	7,999	—
Capital Markets
BlackRock, Inc.	858	748,480	—	(50,121)	(7,775)	(15,064)	675,520	8,971	—

Total		1,153,103	—	(76,656)	(15,125)	(6,275)	1,055,047	16,970	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	245	9/2024	USD	67,638,375	218,962

					218,962

Written Put Options Contracts as of June 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Starbucks Corp.	Exchange Traded	66	USD	513,810	USD	75.00	8/16/2024	(16,302)

Total Written Options Contracts (Premiums Received ($8,778))								(16,302)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,588,925	$—	$—	$31,588,925
Consumer Discretionary	60,590,858	—	—	60,590,858
Consumer Staples	43,969,061	—	—	43,969,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$23,877,077	$—	$—	$23,877,077
Financials	47,109,162	—	—	47,109,162
Health Care	62,098,103	—	108,389	62,206,492
Industrials	76,187,225	—	221,229	76,408,454
Information Technology	211,138,489	—	—	211,138,489
Materials	13,829,348	—	—	13,829,348
Real Estate	14,950,050	—	—	14,950,050
Utilities	6,329,951	—	—	6,329,951
Convertible Bond
Communication Services	—	2,158,656	—	2,158,656
Futures	218,962	—	—	218,962
Options Purchased
Call Options Purchased	4,356	—	—	4,356
Preferred Stock
Information Technology	—	—	99,232	99,232
Short-Term Investments
Investment Companies	65,099,960	—	—	65,099,960

Total Assets	$656,991,527	$2,158,656	$428,850	$659,579,033

Liabilities:
Options Written
Put Options Written	$(16,302)	$—	$—	$(16,302)

Total Liabilities	$(16,302)	$—	$—	$(16,302)

Total	$656,975,225	$2,158,656	$428,850	$659,562,731

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$223,318 *

Total		$223,318

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(16,302)

Total		$(16,302)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Total
Equity contracts	$(200,632)	$16,820	$9,380,219	$9,196,407

Total	$(200,632)	$16,820	$9,380,219	$9,196,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Total
Equity contracts	$(7,722)	$(7,524)	$(1,947,620)	$(1,962,866)

Total	$(7,722)	$(7,524)	$(1,947,620)	$(1,962,866)

(1) Included in Realized gain (loss) on investment transactions in the Statement of Operations.

(2) Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$64,441,000

Options
Average value of option contracts purchased	$28,000
Average value of option contracts written	16,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,341,225
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$76,217,615

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,805,788
Aggregate gross unrealized depreciation	(39,954,966)

Net unrealized appreciation	$166,850,822

Federal income tax cost of investments in securities and derivative instruments, if applicable	$492,711,909

For the six months ended June 30, 2024, the Portfolio incurred approximately $791 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $983,992)	$1,055,047
Unaffiliated Issuers (Cost $489,018,106)	658,305,024
Cash	6,355,248
Foreign cash (Cost $67)	67
Cash held as collateral at broker for futures	3,212,200
Dividends, interest and other receivables	452,676
Cash held as collateral at broker for Options	495,000
Receivable for securities sold	369,633
Receivable for Portfolio shares sold	26,978
Securities lending income receivable	904
Other assets	7,429

Total assets	670,280,206

LIABILITIES
Payable for return of collateral on securities loaned	3,419,583
Payable for Portfolio shares repurchased	352,462
Investment management fees payable	344,555
Due to broker for futures variation margin	300,129
Administrative fees payable	68,494
Distribution fees payable – Class IB	50,041
Payable for securities purchased	32,275
Options written, at value (Premiums received $8,778)	16,302
Trustees’ fees payable	146
Accrued expenses	116,352

Total liabilities	4,700,339

Commitments and contingent liabilities^
NET ASSETS	$665,579,867

Net assets were comprised of:
Paid in capital	$563,413,925
Total distributable earnings (loss)	102,165,942

Net assets	$665,579,867

Class IB
Net asset value, offering and redemption price per share, $244,614,790 / 21,929,903 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.15

Class K
Net asset value, offering and redemption price per share, $420,965,077 / 37,747,851 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.15

(x)	Includes value of securities on loan of $3,277,230.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)
INVESTMENT INCOME
Dividends ($16,970 of dividend income received from affiliates) (net of $3,093 foreign withholding tax)	$4,340,755
Interest	238,996
Securities lending (net)	16,505

Total income	4,596,256

EXPENSES
Investment management fees	2,297,572
Administrative fees	415,605
Distribution fees – Class IB (a)	285,182
Custodian fees	45,725
Professional fees	37,456
Printing and mailing expenses	34,652
Distribution fees – Class IA (a)	20,682
Trustees’ fees	10,924
Miscellaneous	4,190

Gross expenses	3,151,988
Less: Waiver from investment manager	(218,660)

Net expenses	2,933,328

NET INVESTMENT INCOME (LOSS)	1,662,928

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(15,125) realized gain (loss) from affiliates)	7,590,101
Futures contracts	9,380,219
Options written	16,820

Net realized gain (loss)	16,987,140

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(6,275) of change in unrealized appreciation (depreciation) from affiliates)	51,870,844
Futures contracts	(1,947,620)
Foreign currency translations	(169)
Options written	(7,524)

Net change in unrealized appreciation (depreciation)	49,915,531

NET REALIZED AND UNREALIZED GAIN (LOSS)	66,902,671

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,565,599

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,662,928	$4,382,155
Net realized gain (loss)	16,987,140	(7,041,389)
Net change in unrealized appreciation (depreciation)	49,915,531	140,120,343

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,565,599	137,461,109

Distributions to shareholders:
Class IA	—	(93,686)
Class IB	—	(1,248,024)
Class K	—	(3,170,531)

Total distributions to shareholders	—	(4,512,241)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 102,832 and 270,298 shares, respectively ]	1,113,384	2,484,710
Capital shares issued in reinvestment of dividends [ 0 and 9,382 shares, respectively ]	—	93,686
Capital shares repurchased in connection with share class combination (Note 1) [ (1,473,134) and 0 shares, respectively ]	(16,457,259)	—
Capital shares repurchased [ (327,048) and (204,208) shares, respectively ]	(3,575,037)	(1,849,641)

Total Class IA transactions	(18,918,912)	728,755

Class IB
Capital shares sold [ 473,675 and 1,440,695 shares, respectively ]	5,037,114	13,209,279
Capital shares issued in connection with share class combination (Note 1) [ 1,479,347 and 0 shares, respectively ]	16,457,259	—
Capital shares issued in reinvestment of dividends [ 0 and 125,528 shares, respectively ]	—	1,248,024
Capital shares repurchased [ (2,511,837) and (4,180,527) shares, respectively ]	(26,785,001)	(37,822,703)

Total Class IB transactions	(5,290,628)	(23,365,400)

Class K
Capital shares sold [ 10,014 and 35,629 shares, respectively ]	105,882	322,248
Capital shares issued in reinvestment of dividends [ 0 and 319,029 shares, respectively ]	—	3,170,531
Capital shares repurchased [ (2,480,923) and (6,095,470) shares, respectively ]	(26,404,379)	(55,927,703)

Total Class K transactions	(26,298,497)	(52,434,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(50,508,037)	(75,071,569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,057,562	57,877,299
NET ASSETS:
Beginning of period	647,522,305	589,645,006

End of period	$665,579,867	$647,522,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.06		$8.12	$11.21	$9.33	$7.31	$5.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.05	0.03	(0.02)	— #	0.02
Net realized and unrealized gain (loss)	1.07		1.95	(3.06)	2.35	2.62	1.84

Total from investment operations	1.09		2.00	(3.03)	2.33	2.62	1.86

Less distributions:
Dividends from net investment income	—		(0.06)	(0.03)	(0.05)	— #	(0.02)
Distributions from net realized gains	—		—	(0.03)	(0.40)	(0.60)	(0.10)

Total dividends and distributions	—		(0.06)	(0.06)	(0.45)	(0.60)	(0.12)

Net asset value, end of period	$11.15		$10.06	$8.12	$11.21	$9.33	$7.31

Total return (b)	10.83%		24.58%	(27.06)%	25.06%	36.15%	33.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$244,615		$226,281	$203,847	$318,296	$273,952	$204,686
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.12%	1.11%	1.11%	1.14%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.35%		0.55%	0.38%	(0.19)%	0.03%	0.34%
Before waivers (a)(f)	0.28%		0.48%	0.32%	(0.26)%	(0.06)%	0.24%
Portfolio turnover rate^	5	%(z)	11%	15%	17%	30%	19%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,		October 26, 2021** to December 31, 2021
			2023	2022
Net asset value, beginning of period	$10.05		$8.11	$11.19	$11.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.07	0.06	0.01 †
Net realized and unrealized gain (loss)	1.07		1.95	(3.06)	0.18

Total from investment operations	1.10		2.02	(3.00)	0.19

Less distributions:
Dividends from net investment income	—		(0.08)	(0.05)	(0.07)
Distributions from net realized gains	—		—	(0.03)	(0.23)

Total dividends and distributions	—		(0.08)	(0.08)	(0.30)

Net asset value, end of period	$11.15		$10.05	$8.11	$11.19

Total return (b)	10.95%		24.89%	(26.83)%	1.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$420,965		$404,091	$372,573	$514,679
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%		0.87%	0.86%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.60%		0.80%	0.64%	0.33%
Before waivers (a)(f)	0.53%		0.73%	0.58%	0.29%
Portfolio turnover rate^	5	%(z)	11%	15%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Resumed operations
#	Per share amount is less than $0.005.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	995,078	$19,015,941
Cogent Communications Holdings, Inc.	4,300	242,692
Frontier Communications Parent, Inc.*	37,900	992,222
Globalstar, Inc.*	25,800	28,896
Iridium Communications, Inc.	18,800	500,456
Verizon Communications, Inc.	589,294	24,302,484

		45,082,691

Entertainment (1.3%)
Electronic Arts, Inc.	36,700	5,113,411
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	192,369
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	2,254,267
Liberty Media Corp.-Liberty Live, Class C*	9,934	380,174
Live Nation Entertainment, Inc.*	25,200	2,362,248
Madison Square Garden Sports Corp.*	2,500	470,325
Netflix, Inc.*	58,800	39,682,944
Playtika Holding Corp.	34,142	268,698
ROBLOX Corp., Class A*	68,100	2,534,001
Roku, Inc.*	18,500	1,108,705
Spotify Technology SA*	19,760	6,200,491
Take-Two Interactive Software, Inc.*	25,011	3,888,960
TKO Group Holdings, Inc., Class A	10,800	1,166,292
Walt Disney Co. (The)	257,539	25,571,047
Warner Bros Discovery, Inc.*	314,246	2,337,990

		93,531,922

Interactive Media & Services (5.9%)
Alphabet, Inc., Class A	807,540	147,093,411
Alphabet, Inc., Class C	676,700	124,120,314
Cargurus, Inc., Class A*	15,000	393,000
IAC, Inc.*	10,150	475,528
Match Group, Inc.*	44,698	1,357,925
Meta Platforms, Inc., Class A	300,987	151,763,665
Pinterest, Inc., Class A*	90,600	3,992,742
TripAdvisor, Inc.*	17,100	304,551
Trump Media & Technology Group Corp.*	14,700	481,425
Yelp, Inc., Class A*	8,100	299,295
Ziff Davis, Inc.*	3,800	209,190
ZoomInfo Technologies, Inc., Class A*	42,500	542,725

		431,033,771

Media (0.6%)
Cable One, Inc. (x)	500	177,000
Charter Communications, Inc., Class A*	12,879	3,850,306
Comcast Corp., Class A	534,648	20,936,816
Fox Corp., Class A	38,308	1,316,646
Fox Corp., Class B	18,600	595,572
Interpublic Group of Cos., Inc. (The)	61,700	1,794,853

John Wiley & Sons, Inc., Class A	800	32,560
Liberty Broadband Corp., Class A*	1,000	54,600
Liberty Broadband Corp., Class C*	22,328	1,224,021
Liberty Media Corp.-Liberty SiriusXM*	34,365	761,528
New York Times Co. (The), Class A	31,600	1,618,236
News Corp., Class A	66,861	1,843,358
News Corp., Class B	13,800	391,782
Nexstar Media Group, Inc., Class A	6,272	1,041,215
Omnicom Group, Inc.	27,400	2,457,780
Paramount Global, Class B	95,316	990,333
Sirius XM Holdings, Inc. (x)	309,800	876,734
TEGNA, Inc.	17,800	248,132
Trade Desk, Inc. (The), Class A*	61,660	6,022,332

		46,233,804

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	68,503	12,068,859

Total Communication Services		627,951,047

Consumer Discretionary (10.1%)
Automobile Components (0.1%)
Adient plc*	15,253	376,902
Aptiv plc*	43,900	3,091,438
BorgWarner, Inc.	35,360	1,140,006
Dana, Inc.	19,100	231,492
Dorman Products, Inc.*	2,600	237,848
Fox Factory Holding Corp.*	6,900	332,511
Gentex Corp.	38,800	1,307,948
Goodyear Tire & Rubber Co. (The)*	39,400	447,190
LCI Industries	3,100	320,478
Lear Corp.	10,600	1,210,626
Modine Manufacturing Co.*	7,200	721,368
Phinia, Inc.	7,072	278,354
QuantumScape Corp., Class A (x)*	33,400	164,328
Visteon Corp.*	900	96,030

		9,956,519

Automobiles (1.3%)
Ford Motor Co.	559,936	7,021,598
General Motors Co.	161,200	7,489,352
Harley-Davidson, Inc.	20,850	699,309
Lucid Group, Inc. (x)*	266,200	694,782
Rivian Automotive, Inc., Class A (x)*	95,884	1,286,763
Tesla, Inc.*	383,527	75,892,323
Thor Industries, Inc.	10,700	999,915

		94,084,042

Broadline Retail (3.5%)
Amazon.com, Inc.*	1,276,260	246,637,245
Coupang, Inc., Class A*	161,600	3,385,520
Dillard’s, Inc., Class A (x)	400	176,156
eBay, Inc.	75,270	4,043,504
Etsy, Inc.*	20,900	1,232,682
Macy’s, Inc.	38,800	744,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Ollie’s Bargain Outlet Holdings, Inc.*	10,100	$991,517

		257,211,584

Distributors (0.1%)
Genuine Parts Co.	21,500	2,973,880
LKQ Corp.	37,900	1,576,261
Pool Corp.	6,400	1,966,912

		6,517,053

Diversified Consumer Services (0.1%)
ADT, Inc.	55,314	420,386
Bright Horizons Family Solutions, Inc.*	12,000	1,320,960
Coursera, Inc.*	13,100	93,796
Duolingo, Inc., Class A*	4,800	1,001,616
Graham Holdings Co., Class B	700	489,685
Grand Canyon Education, Inc.*	2,800	391,748
H&R Block, Inc.	25,450	1,380,154
Mister Car Wash, Inc. (x)*	23,900	170,168
Service Corp. International	23,900	1,700,007
Strategic Education, Inc.	2,600	287,716

		7,256,236

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	60,000	9,097,800
Aramark	35,100	1,194,102
Booking Holdings, Inc.	4,680	18,539,820
Boyd Gaming Corp.	1,900	104,690
Caesars Entertainment, Inc.*	33,000	1,311,420
Carnival Corp.*	141,160	2,642,515
Cava Group, Inc.*	10,400	964,600
Chipotle Mexican Grill, Inc.*	195,000	12,216,750
Choice Hotels International, Inc. (x)	2,500	297,500
Churchill Downs, Inc.	13,200	1,842,720
Cracker Barrel Old Country Store, Inc. (x)	3,500	147,560
Darden Restaurants, Inc.	18,750	2,837,250
Domino’s Pizza, Inc.	5,100	2,633,283
DoorDash, Inc., Class A*	47,598	5,177,710
DraftKings, Inc., Class A*	61,700	2,355,089
Expedia Group, Inc.*	19,587	2,467,766
Hilton Grand Vacations, Inc.*	5,040	203,767
Hilton Worldwide Holdings, Inc.	33,787	7,372,323
Hyatt Hotels Corp., Class A	7,100	1,078,632
International Game Technology plc	11,100	227,106
Las Vegas Sands Corp.	57,000	2,522,250
Light & Wonder, Inc.*	15,800	1,657,104
Marriott International, Inc., Class A	32,305	7,810,380
McDonald’s Corp.	99,021	25,234,512
MGM Resorts International*	33,500	1,488,740
Norwegian Cruise Line Holdings Ltd.*	55,300	1,039,087
Papa John’s International, Inc.	5,200	244,296
Planet Fitness, Inc., Class A*	12,600	927,234
Red Rock Resorts, Inc., Class A	6,100	335,073
Royal Caribbean Cruises Ltd.*	33,350	5,316,991
Starbucks Corp.	158,900	12,370,365
Texas Roadhouse, Inc., Class A	11,500	1,974,665

Travel + Leisure Co.	5,470	246,041
Vail Resorts, Inc.	6,500	1,170,845
Wendy’s Co. (The)	25,900	439,264
Wingstop, Inc.	4,000	1,690,640
Wyndham Hotels & Resorts, Inc.	14,570	1,078,180
Wynn Resorts Ltd.	15,800	1,414,100
Yum! Brands, Inc.	41,940	5,555,372

		145,227,542

Household Durables (0.5%)
DR Horton, Inc.	42,400	5,975,432
Garmin Ltd.	21,900	3,567,948
Helen of Troy Ltd.*	1,700	157,658
Installed Building Products, Inc.	2,700	555,336
KB Home	10,100	708,818
Leggett & Platt, Inc.	10,100	115,746
Lennar Corp., Class A	34,989	5,243,801
Lennar Corp., Class B	1,300	181,259
LGI Homes, Inc.*	3,600	322,164
M/I Homes, Inc.*	1,300	158,782
Meritage Homes Corp.	5,500	890,175
Mohawk Industries, Inc.*	11,400	1,294,926
Newell Brands, Inc.	26,190	167,878
NVR, Inc.*	400	3,035,424
PulteGroup, Inc.	30,600	3,369,060
SharkNinja, Inc.	9,100	683,865
Skyline Champion Corp.*	7,600	514,900
Sonos, Inc.*	13,700	202,212
Taylor Morrison Home Corp., Class A*	14,900	826,056
Tempur Sealy International, Inc.	25,500	1,207,170
Toll Brothers, Inc.	15,300	1,762,254
TopBuild Corp.*	4,711	1,815,007
Tri Pointe Homes, Inc.*	12,800	476,800
Whirlpool Corp.	11,020	1,126,244
Worthington Enterprises, Inc.	7,600	359,708

		34,718,623

Leisure Products (0.1%)
Acushnet Holdings Corp. (x)	6,600	418,968
Brunswick Corp.	14,900	1,084,273
Hasbro, Inc.	22,600	1,322,100
Mattel, Inc.*	54,800	891,048
Peloton Interactive, Inc., Class A (x)*	44,903	151,772
Polaris, Inc.	7,900	618,649
Topgolf Callaway Brands Corp.*	16,300	249,390
YETI Holdings, Inc.*	12,900	492,135

		5,228,335

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A*	6,900	1,227,096
Academy Sports & Outdoors, Inc.	12,400	660,300
Advance Auto Parts, Inc.	8,500	538,305
American Eagle Outfitters, Inc.	25,800	514,968
Asbury Automotive Group, Inc.*	3,300	751,971
AutoNation, Inc.*	6,500	1,035,970
AutoZone, Inc.*	2,490	7,380,609
Bath & Body Works, Inc.	41,190	1,608,470
Best Buy Co., Inc.	31,110	2,622,262
Burlington Stores, Inc.*	10,000	2,400,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

CarMax, Inc.*	26,850	$1,969,179
Carvana Co.*	12,800	1,647,616
Dick’s Sporting Goods, Inc.	8,300	1,783,255
Five Below, Inc.*	8,200	893,554
Floor & Decor Holdings, Inc., Class A*	16,700	1,660,147
Foot Locker, Inc.	12,100	301,532
GameStop Corp., Class A*	39,200	967,848
Gap, Inc. (The)	27,200	649,808
Group 1 Automotive, Inc.	1,900	564,832
Home Depot, Inc. (The)	136,240	46,899,258
Lithia Motors, Inc., Class A	4,300	1,085,535
Lowe’s Cos., Inc.	78,663	17,342,045
Monro, Inc.	1,800	42,948
Murphy USA, Inc.	2,555	1,199,470
O’Reilly Automotive, Inc.*	8,450	8,923,707
Penske Automotive Group, Inc.	2,000	298,040
RH*	2,769	676,854
Ross Stores, Inc.	47,620	6,920,138
Signet Jewelers Ltd.	6,300	564,354
TJX Cos., Inc. (The)	159,600	17,571,960
Tractor Supply Co.	16,700	4,509,000
Ulta Beauty, Inc.*	7,000	2,701,090
Upbound Group, Inc.	9,600	294,720
Valvoline, Inc.*	29,388	1,269,562
Victoria’s Secret & Co.*	13,730	242,609
Wayfair, Inc., Class A*	11,600	611,668
Williams-Sonoma, Inc.	9,500	2,682,515

		143,013,195

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	8,600	108,102
Birkenstock Holding plc*	7,400	402,634
Capri Holdings Ltd.*	25,200	833,616
Carter’s, Inc.	4,180	259,035
Columbia Sportswear Co.	700	55,356
Crocs, Inc.*	9,300	1,357,242
Deckers Outdoor Corp.*	3,900	3,775,005
Lululemon Athletica, Inc.*	16,000	4,779,200
NIKE, Inc., Class B	164,520	12,399,872
PVH Corp.	11,881	1,257,842
Ralph Lauren Corp.	6,470	1,132,638
Skechers USA, Inc., Class A*	20,300	1,403,136
Tapestry, Inc.	41,827	1,789,777
Under Armour, Inc., Class A*	44,900	299,483
VF Corp.	60,000	810,000

		30,662,938

Total Consumer Discretionary		733,876,067

Consumer Staples (5.4%)
Beverages (1.2%)
Brown-Forman Corp., Class A	8,400	370,692
Brown-Forman Corp., Class B	33,475	1,445,785
Celsius Holdings, Inc.*	24,900	1,421,541
Coca-Cola Co. (The)	541,340	34,456,291
Coca-Cola Consolidated, Inc.	700	759,500
Constellation Brands, Inc., Class A	24,000	6,174,720
Keurig Dr Pepper, Inc.	145,610	4,863,374
Molson Coors Beverage Co., Class B	30,150	1,532,524

Monster Beverage Corp.*	110,200	5,504,490
PepsiCo, Inc.	191,490	31,582,446

		88,111,363

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	61,400	1,212,650
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,818,288
Casey’s General Stores, Inc.	5,200	1,984,112
Costco Wholesale Corp.	60,950	51,806,890
Dollar General Corp.	32,300	4,271,029
Dollar Tree, Inc.*	27,923	2,981,339
Kroger Co. (The)	91,420	4,564,601
Maplebear, Inc.*	23,600	758,504
Performance Food Group Co.*	23,132	1,529,257
Sprouts Farmers Market, Inc.*	16,300	1,363,658
Sysco Corp.	71,450	5,100,815
Target Corp.	64,560	9,557,462
US Foods Holding Corp.*	30,600	1,621,188
Walgreens Boots Alliance, Inc.	114,980	1,390,683
Walmart, Inc.	599,660	40,602,979

		130,563,455

Food Products (0.7%)
Archer-Daniels-Midland Co.	67,660	4,090,047
Bunge Global SA	22,080	2,357,482
Campbell Soup Co.	31,300	1,414,447
Conagra Brands, Inc.	77,592	2,205,165
Darling Ingredients, Inc.*	28,800	1,058,400
Flowers Foods, Inc.	28,800	639,360
Freshpet, Inc.*	6,100	789,279
General Mills, Inc.	85,000	5,377,100
Hershey Co. (The)	21,950	4,035,068
Hormel Foods Corp.	44,500	1,356,805
Ingredion, Inc.	12,200	1,399,340
J M Smucker Co. (The)	17,503	1,908,527
Kellanova	39,100	2,255,288
Kraft Heinz Co. (The)	118,536	3,819,230
Lamb Weston Holdings, Inc.	22,050	1,853,964
McCormick & Co., Inc. (Non-Voting)	39,700	2,816,318
Mondelez International, Inc., Class A	189,010	12,368,814
Post Holdings, Inc.*	9,400	979,104
Tyson Foods, Inc., Class A	39,200	2,239,888

		52,963,626

Household Products (1.1%)
Church & Dwight Co., Inc.	33,700	3,494,016
Clorox Co. (The)	19,950	2,722,577
Colgate-Palmolive Co.	114,720	11,132,429
Kimberly-Clark Corp.	49,000	6,771,800
Procter & Gamble Co. (The)	324,145	53,457,993

		77,578,815

Personal Care Products (0.2%)
BellRing Brands, Inc.*	19,717	1,126,630
Coty, Inc., Class A*	53,200	533,064
e.l.f. Beauty, Inc.*	7,400	1,559,328
Estee Lauder Cos., Inc. (The), Class A	34,800	3,702,720
Kenvue, Inc.	250,956	4,562,380

		11,484,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Tobacco (0.4%)
Altria Group, Inc.	236,090	$10,753,899
Philip Morris International, Inc.	215,730	21,859,921

		32,613,820

Total Consumer Staples		393,315,201

Energy (3.8%)
Energy Equipment & Services (0.4%)
Archrock, Inc.	12,600	254,772
Baker Hughes Co.	143,384	5,042,815
Cactus, Inc., Class A	10,400	548,496
ChampionX Corp.	31,995	1,062,554
Dril-Quip, Inc.*	1,000	18,600
Halliburton Co.	125,730	4,247,159
Helmerich & Payne, Inc.	16,200	585,468
Liberty Energy, Inc., Class A	21,863	456,718
Noble Corp. plc (x)	13,200	589,380
NOV, Inc.	59,880	1,138,319
Oceaneering International, Inc.*	14,000	331,240
Patterson-UTI Energy, Inc.	51,000	528,360
Schlumberger NV	203,355	9,594,289
Seadrill Ltd.*	7,700	396,550
TechnipFMC plc	64,700	1,691,905
Tidewater, Inc.*	7,500	714,075
Transocean Ltd.*	111,300	595,455
Valaris Ltd.*	9,900	737,550
Weatherford International plc*	7,900	967,355

		29,501,060

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	54,300	800,382
Antero Resources Corp.*	51,000	1,664,130
APA Corp.	56,117	1,652,084
California Resources Corp.	8,300	441,726
Cheniere Energy, Inc.	31,500	5,507,145
Chesapeake Energy Corp.	19,700	1,619,143
Chevron Corp.	236,740	37,030,871
Chord Energy Corp.	7,345	1,231,610
Civitas Resources, Inc.	12,000	828,000
Clean Energy Fuels Corp.*	52,500	140,175
CNX Resources Corp.*	26,300	639,090
Comstock Resources, Inc. (x)	36,500	378,870
ConocoPhillips	161,012	18,416,553
CONSOL Energy, Inc.*	4,700	479,541
Coterra Energy, Inc.	110,235	2,939,967
CVR Energy, Inc.	11,200	299,824
Devon Energy Corp.	89,694	4,251,496
Diamondback Energy, Inc.	27,041	5,413,338
DT Midstream, Inc.	17,200	1,221,716
EOG Resources, Inc.	79,000	9,943,730
EQT Corp.	57,000	2,107,860
Equitrans Midstream Corp.	42,801	555,557
Excelerate Energy, Inc., Class A	4,700	86,668
Exxon Mobil Corp.#	616,512	70,972,861
Golar LNG Ltd.	11,300	354,255
Gulfport Energy Corp.*	1,900	286,900
Hess Corp.	40,720	6,007,014
HF Sinclair Corp.	23,686	1,263,411
HighPeak Energy, Inc.	400	5,624
International Seaways, Inc.	5,100	301,563
Kinder Morgan, Inc.	276,171	5,487,518

Kosmos Energy Ltd.*	28,800	159,552
Magnolia Oil & Gas Corp., Class A	28,400	719,656
Marathon Oil Corp.	90,490	2,594,348
Marathon Petroleum Corp.	48,333	8,384,809
Matador Resources Co.	18,200	1,084,720
Murphy Oil Corp.	24,100	993,884
New Fortress Energy, Inc. (x)	17,693	388,892
Northern Oil & Gas, Inc.	17,400	646,758
Occidental Petroleum Corp.	87,535	5,517,331
ONEOK, Inc.	83,013	6,769,710
Ovintiv, Inc.	45,700	2,141,959
PBF Energy, Inc., Class A	14,700	676,494
Peabody Energy Corp.	23,500	519,820
Permian Resources Corp.	86,200	1,392,130
Phillips 66	58,188	8,214,400
Range Resources Corp.	38,900	1,304,317
Scorpio Tankers, Inc.	6,900	560,901
SM Energy Co.	19,000	821,370
Southwestern Energy Co.*	159,700	1,074,781
Targa Resources Corp.	30,900	3,979,302
Texas Pacific Land Corp. (x)	3,000	2,202,810
Valero Energy Corp.	48,430	7,591,887
Viper Energy, Inc., Class A	9,000	337,770
Williams Cos., Inc. (The)	177,279	7,534,358
World Kinect Corp.	10,700	276,060

		248,216,641

Total Energy		277,717,701

Financials (13.0%)
Banks (3.4%)
Ameris Bancorp	6,900	347,415
Associated Banc-Corp.	11,200	236,880
Atlantic Union Bankshares Corp.	3,800	124,830
Axos Financial, Inc.*	8,300	474,345
BancFirst Corp.	3,600	315,720
Bank of America Corp.	932,346	37,079,400
Bank of Hawaii Corp.	7,400	423,354
Bank of NT Butterfield & Son Ltd. (The)	900	31,608
Bank OZK	17,300	709,300
BankUnited, Inc.	15,200	444,904
Banner Corp.	1,100	54,604
Berkshire Hills Bancorp, Inc.	300	6,840
BOK Financial Corp.	4,050	371,142
Brookline Bancorp, Inc.	5,500	45,925
Cadence Bank	29,750	841,330
Cathay General Bancorp	8,930	336,840
Citigroup, Inc.	271,084	17,202,991
Citizens Financial Group, Inc.	79,178	2,852,783
City Holding Co.	1,430	151,938
Columbia Banking System, Inc.	29,226	581,305
Columbia Financial, Inc. (x)*	6,000	89,820
Comerica, Inc.	23,900	1,219,856
Commerce Bancshares, Inc.	18,473	1,030,424
Community Financial System, Inc.	7,000	330,470
Cullen/Frost Bankers, Inc.	12,200	1,239,886
CVB Financial Corp.	20,700	356,868
Dime Community Bancshares, Inc.	297	6,059
East West Bancorp, Inc.	24,200	1,772,166
Eastern Bankshares, Inc.	32,000	447,360
Enterprise Financial Services Corp.	100	4,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

FB Financial Corp.	600	$23,418
Fifth Third Bancorp	94,245	3,439,000
First Bancorp	24,700	451,763
First Busey Corp.	1,833	44,377
First Citizens BancShares, Inc., Class A	1,572	2,646,635
First Commonwealth Financial Corp.	3,500	48,335
First Financial Bancorp	7,400	164,428
First Financial Bankshares, Inc.	18,000	531,540
First Financial Corp.	5,300	195,464
First Hawaiian, Inc.	14,200	294,792
First Horizon Corp.	92,350	1,456,360
First Interstate BancSystem, Inc., Class A	16,896	469,202
First Merchants Corp.	4,200	139,818
FNB Corp.	46,456	635,518
Fulton Financial Corp.	28,500	483,930
Glacier Bancorp, Inc.	20,100	750,132
Hancock Whitney Corp.	8,124	388,571
Heartland Financial USA, Inc.	800	35,560
Hilltop Holdings, Inc.	8,700	272,136
Home BancShares, Inc.	27,800	666,088
HomeStreet, Inc.	900	10,260
Hope Bancorp, Inc.	3,383	36,333
Huntington Bancshares, Inc.	238,224	3,139,792
Independent Bank Corp.	5,000	253,600
Independent Bank Group, Inc. (x)	1,700	77,384
International Bancshares Corp.	6,800	389,028
JPMorgan Chase & Co.	393,725	79,634,819
Kearny Financial Corp.	9,432	58,007
KeyCorp	147,802	2,100,266
Live Oak Bancshares, Inc.	3,400	119,204
M&T Bank Corp.	23,612	3,573,912
NBT Bancorp, Inc.	2,600	100,360
New York Community Bancorp, Inc.	134,900	434,378
NU Holdings Ltd., Class A*	437,000	5,632,930
OceanFirst Financial Corp.	3,200	50,848
Old National Bancorp	46,300	795,897
Pacific Premier Bancorp, Inc.	14,300	328,471
Park National Corp.	200	28,468
Pinnacle Financial Partners, Inc.	16,056	1,285,122
PNC Financial Services Group, Inc. (The)	56,818	8,834,063
Popular, Inc.	14,350	1,268,971
Prosperity Bancshares, Inc.	13,412	820,010
Regions Financial Corp.	144,700	2,899,788
Renasant Corp.	300	9,162
S&T Bancorp, Inc.	4,200	140,238
ServisFirst Bancshares, Inc.	6,300	398,097
Simmons First National Corp., Class A	7,700	135,366
SouthState Corp.	12,098	924,529
Synovus Financial Corp.	23,113	928,911
Texas Capital Bancshares, Inc.*	3,400	207,876
TFS Financial Corp.	22,800	287,736
Tompkins Financial Corp.	2,639	129,047
Towne Bank	6,179	168,501
Truist Financial Corp.	193,060	7,500,381
Trustmark Corp.	850	25,534
UMB Financial Corp.	4,900	408,758

United Bankshares, Inc.	20,400	661,776
United Community Banks, Inc.	14,900	379,354
US Bancorp	226,190	8,979,743
Valley National Bancorp	46,100	321,778
WaFd, Inc.	4,300	122,894
Webster Financial Corp.	34,188	1,490,255
Wells Fargo & Co.	481,373	28,588,742
WesBanco, Inc.	4,600	128,386
Western Alliance Bancorp	20,800	1,306,656
Wintrust Financial Corp.	11,500	1,133,440
WSFS Financial Corp.	8,990	422,530
Zions Bancorp NA	28,300	1,227,371

		250,166,493

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	4,640	724,907
Ameriprise Financial, Inc.	14,660	6,262,605
Ares Management Corp., Class A	22,481	2,996,268
Artisan Partners Asset Management, Inc., Class A	10,105	417,033
Bank of New York Mellon Corp. (The)	106,450	6,375,290
BGC Group, Inc., Class A	25,300	209,990
BlackRock, Inc.	20,663	16,268,393
Blackstone, Inc.	98,000	12,132,400
Blue Owl Capital, Inc., Class A	62,400	1,107,600
Brightsphere Investment Group, Inc. (x)	600	13,302
Carlyle Group, Inc. (The)	32,000	1,284,800
Cboe Global Markets, Inc.	17,600	2,993,056
Charles Schwab Corp. (The)	208,775	15,384,630
CME Group, Inc.	49,365	9,705,159
Cohen & Steers, Inc.	5,200	377,312
Coinbase Global, Inc., Class A*	27,100	6,022,433
Evercore, Inc., Class A	7,000	1,459,010
FactSet Research Systems, Inc.	6,200	2,531,274
Franklin Resources, Inc.	54,890	1,226,791
Goldman Sachs Group, Inc. (The)	43,800	19,811,616
Hamilton Lane, Inc., Class A	5,100	630,258
Houlihan Lokey, Inc., Class A	6,600	890,076
Interactive Brokers Group, Inc., Class A	14,040	1,721,304
Intercontinental Exchange, Inc.	79,216	10,843,878
Invesco Ltd.	66,200	990,352
Janus Henderson Group plc	18,600	627,006
Jefferies Financial Group, Inc.	35,588	1,770,859
KKR & Co., Inc.	95,291	10,028,425
Lazard, Inc.	12,500	477,250
LPL Financial Holdings, Inc.	10,600	2,960,580
MarketAxess Holdings, Inc.	5,660	1,135,000
Moelis & Co., Class A	5,900	335,474
Moody’s Corp.	22,450	9,449,878
Morgan Stanley	163,787	15,918,459
Morningstar, Inc.	3,200	946,720
MSCI, Inc.	11,134	5,363,805
Nasdaq, Inc.	52,300	3,151,598
Northern Trust Corp.	33,350	2,800,733
Piper Sandler Cos.	1,800	414,306
Raymond James Financial, Inc.	30,000	3,708,300
Robinhood Markets, Inc., Class A*	86,000	1,953,060
S&P Global, Inc.	43,034	19,193,164
SEI Investments Co.	16,150	1,044,744

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

State Street Corp.	41,850	$3,096,900
StepStone Group, Inc., Class A	17,100	784,719
Stifel Financial Corp.	15,508	1,304,998
T. Rowe Price Group, Inc.	31,280	3,606,897
TPG, Inc., Class A	8,700	360,615
Tradeweb Markets, Inc., Class A	15,000	1,590,000
Victory Capital Holdings, Inc., Class A	3,900	186,147
Virtu Financial, Inc., Class A	15,500	347,975
XP, Inc., Class A	49,000	861,910

		215,799,259

Consumer Finance (0.5%)
Ally Financial, Inc.	37,869	1,502,263
American Express Co.	77,956	18,050,712
Capital One Financial Corp.	55,970	7,749,047
Credit Acceptance Corp.*	400	205,872
Discover Financial Services	37,370	4,888,370
FirstCash Holdings, Inc.	7,272	762,687
Navient Corp.	25,584	372,503
Nelnet, Inc., Class A	4,000	403,440
OneMain Holdings, Inc.	17,900	867,971
SLM Corp.	32,084	667,026
SoFi Technologies, Inc. (x)*	123,000	813,030
Synchrony Financial	55,052	2,597,904

		38,880,825

Financial Services (3.8%)
Affirm Holdings, Inc., Class A*	27,200	821,712
Apollo Global Management, Inc.	71,686	8,463,966
Berkshire Hathaway, Inc., Class B*	251,436	102,284,165
Block, Inc., Class A*	80,124	5,167,197
Burford Capital Ltd.	11,200	146,160
Corebridge Financial, Inc.	27,800	809,536
Corpay, Inc.*	10,500	2,797,305
Enact Holdings, Inc.	10,900	334,194
Essent Group Ltd.	17,600	988,944
Euronet Worldwide, Inc.*	10,000	1,035,000
Evertec, Inc.	2,500	83,125
Fidelity National Information Services, Inc.	82,269	6,199,792
Fiserv, Inc.*	80,002	11,923,498
Flywire Corp.*	14,600	239,294
Global Payments, Inc.	38,276	3,701,289
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (x)	12,700	375,920
Jack Henry & Associates, Inc.	11,430	1,897,609
Jackson Financial, Inc., Class A	11,800	876,268
Marqeta, Inc., Class A*	66,800	366,064
Mastercard, Inc., Class A	113,500	50,071,660
MGIC Investment Corp.	42,500	915,875
Mr Cooper Group, Inc.*	10,400	844,792
NCR Atleos Corp.*	3,300	89,166
PayPal Holdings, Inc.*	143,753	8,341,986
PennyMac Financial Services, Inc.	3,833	362,602
Radian Group, Inc.	26,500	824,150
Rocket Cos., Inc., Class A*	32,900	450,730
Shift4 Payments, Inc., Class A (x)*	7,800	572,130
StoneCo Ltd., Class A*	41,000	491,590
Toast, Inc., Class A*	52,200	1,345,194
Visa, Inc., Class A	216,412	56,801,658
Voya Financial, Inc.	14,900	1,060,135

Walker & Dunlop, Inc.	3,700	363,340
Western Union Co. (The)	59,560	727,823
WEX, Inc.*	7,600	1,346,264

		273,120,133

Insurance (2.2%)
Aflac, Inc.	78,500	7,010,835
Allstate Corp. (The)	36,740	5,865,908
American Financial Group, Inc.	12,030	1,479,931
American International Group, Inc.	98,236	7,293,041
Aon plc, Class A	26,919	7,902,880
Arch Capital Group Ltd.*	53,900	5,437,971
Arthur J Gallagher & Co.	31,800	8,246,058
Assurant, Inc.	9,000	1,496,250
Assured Guaranty Ltd.	7,800	601,770
Axis Capital Holdings Ltd.	17,270	1,220,125
Baldwin Insurance Group, Inc. (The), Class A*	1,400	49,658
Brighthouse Financial, Inc.*	10,032	434,787
Brown & Brown, Inc.	32,900	2,941,589
Chubb Ltd.	55,551	14,169,949
Cincinnati Financial Corp.	24,720	2,919,432
CNA Financial Corp.	6,900	317,883
CNO Financial Group, Inc.	14,100	390,852
Employers Holdings, Inc.	600	25,578
Enstar Group Ltd.*	1,400	427,980
Everest Group Ltd.	6,100	2,324,222
F&G Annuities & Life, Inc.	7,736	294,355
Fidelity National Financial, Inc.	43,180	2,133,956
First American Financial Corp.	17,600	949,520
Genworth Financial, Inc., Class A*	71,100	429,444
Globe Life, Inc.	15,905	1,308,663
Hanover Insurance Group, Inc. (The)	6,190	776,474
Hartford Financial Services Group, Inc. (The)	41,510	4,173,415
Kemper Corp.	5,682	337,113
Kinsale Capital Group, Inc.	3,800	1,464,064
Lincoln National Corp.	30,350	943,885
Loews Corp.	25,392	1,897,798
Markel Group, Inc.*	1,760	2,773,162
Marsh & McLennan Cos., Inc.	67,750	14,276,280
MBIA, Inc. (x)	3,100	17,019
Mercury General Corp.	2,100	111,594
MetLife, Inc.	87,260	6,124,779
Old Republic International Corp.	47,894	1,479,924
Oscar Health, Inc., Class A*	32,200	509,404
Palomar Holdings, Inc.*	400	32,460
Primerica, Inc.	5,900	1,395,822
Principal Financial Group, Inc.	37,700	2,957,565
ProAssurance Corp.*	600	7,332
Progressive Corp. (The)	81,800	16,990,678
Prudential Financial, Inc.	54,131	6,343,612
Reinsurance Group of America, Inc.	9,310	1,911,064
RenaissanceRe Holdings Ltd.	6,560	1,466,226
RLI Corp.	8,880	1,249,327
Ryan Specialty Holdings, Inc., Class A (x)	12,600	729,666
Selective Insurance Group, Inc.	8,800	825,704
Travelers Cos., Inc. (The)	33,370	6,785,456

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Trupanion, Inc. (x)*	1,000	$29,400
Unum Group	32,000	1,635,520
W R Berkley Corp.	33,600	2,640,288
White Mountains Insurance Group Ltd.	500	908,725
Willis Towers Watson plc	15,100	3,958,314

		160,424,707

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	103,900	991,206
Annaly Capital Management, Inc. (REIT)	69,288	1,320,629
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	28,391
Arbor Realty Trust, Inc. (REIT) (x)	34,900	500,815
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	21,000	365,820
Claros Mortgage Trust, Inc. (REIT)	2,700	21,654
Rithm Capital Corp. (REIT)	66,550	726,061
Starwood Property Trust, Inc. (REIT)	57,200	1,083,368

		5,037,944

Total Financials		943,429,361

Health Care (11.7%)
Biotechnology (2.2%)
AbbVie, Inc.	243,430	41,753,114
ACADIA Pharmaceuticals, Inc.*	17,100	277,875
Agios Pharmaceuticals, Inc.*	2,300	99,176
Akero Therapeutics, Inc.*	6,600	154,836
Alector, Inc.*	1,800	8,172
Alkermes plc*	29,700	715,770
Allogene Therapeutics, Inc. (x)*	24,600	57,318
Alnylam Pharmaceuticals, Inc.*	17,300	4,203,900
ALX Oncology Holdings, Inc.*	2,700	16,281
Amgen, Inc.	73,668	23,017,567
Amicus Therapeutics, Inc.*	26,600	263,872
AnaptysBio, Inc.*	6,600	165,396
Anavex Life Sciences Corp. (x)*	23,900	100,858
Apellis Pharmaceuticals, Inc.*	14,000	537,040
Arcturus Therapeutics Holdings, Inc.*	400	9,740
Arcus Biosciences, Inc.*	6,200	94,426
Arrowhead Pharmaceuticals, Inc.*	22,200	576,978
Avidity Biosciences, Inc.*	14,500	592,325
Beam Therapeutics, Inc.*	7,300	171,039
BioCryst Pharmaceuticals, Inc.*	35,300	218,154
Biogen, Inc.*	20,560	4,766,219
Biohaven Ltd.*	16,600	576,186
BioMarin Pharmaceutical, Inc.*	28,200	2,321,706
Blueprint Medicines Corp.*	8,700	937,686
Bridgebio Pharma, Inc.*	25,944	657,161
CareDx, Inc.*	4,800	74,544
Cerevel Therapeutics Holdings, Inc.*	17,800	727,842
Crinetics Pharmaceuticals, Inc.*	9,200	412,068
Cytokinetics, Inc.*	12,600	682,668
Denali Therapeutics, Inc.*	14,300	332,046
Dyne Therapeutics, Inc.*	10,800	381,132
Editas Medicine, Inc.*	11,500	53,705
Exact Sciences Corp.*	26,700	1,128,075

Exelixis, Inc.*	63,800	1,433,586
Fate Therapeutics, Inc.*	12,600	41,328
Gilead Sciences, Inc.	176,091	12,081,603
GRAIL, Inc. (x)*	4,016	61,726
Halozyme Therapeutics, Inc.*	17,900	937,244
IGM Biosciences, Inc. (x)*	600	4,122
ImmunityBio, Inc. (x)*	71,300	450,616
Immunovant, Inc.*	15,700	414,480
Incyte Corp.*	27,700	1,679,174
Insmed, Inc.*	21,200	1,420,400
Intellia Therapeutics, Inc.*	10,500	234,990
Ionis Pharmaceuticals, Inc.*	24,800	1,181,968
Iovance Biotherapeutics, Inc.*	25,100	201,302
Ironwood Pharmaceuticals, Inc., Class A*	4,000	26,080
Kodiak Sciences, Inc.*	3,500	8,225
Krystal Biotech, Inc.*	2,100	385,644
Kura Oncology, Inc.*	12,500	257,375
MacroGenics, Inc.*	6,700	28,475
Madrigal Pharmaceuticals, Inc.*	2,400	672,384
Mersana Therapeutics, Inc.*	20,500	41,205
Moderna, Inc.*	44,417	5,274,519
Morphic Holding, Inc.*	5,600	190,792
Myriad Genetics, Inc.*	11,500	281,290
Natera, Inc.*	13,400	1,451,086
Neurocrine Biosciences, Inc.*	14,500	1,996,215
Nkarta, Inc.*	800	4,728
Novavax, Inc. (x)*	12,200	154,452
Nuvalent, Inc., Class A*	4,800	364,128
Organogenesis Holdings, Inc., Class A*	25,100	70,280
PDL BioPharma, Inc. (r)*	46,000	—
Prothena Corp. plc*	3,300	68,112
PTC Therapeutics, Inc.*	8,000	244,640
Recursion Pharmaceuticals, Inc., Class A (x)*	1,000	7,500
Regeneron Pharmaceuticals, Inc.*	14,600	15,345,038
REGENXBIO, Inc.*	7,400	86,580
Relay Therapeutics, Inc.*	22,001	143,447
Replimune Group, Inc.*	1,100	9,900
REVOLUTION Medicines, Inc.*	20,724	804,298
Rocket Pharmaceuticals, Inc.*	8,900	191,617
Roivant Sciences Ltd.*	31,600	334,012
Sage Therapeutics, Inc.*	8,600	93,396
Sana Biotechnology, Inc.*	14,595	79,689
Sarepta Therapeutics, Inc.*	12,700	2,006,600
Stoke Therapeutics, Inc.*	500	6,755
Twist Bioscience Corp.*	6,900	340,032
Ultragenyx Pharmaceutical, Inc.*	17,800	731,580
United Therapeutics Corp.*	7,100	2,261,705
Vaxcyte, Inc.*	14,700	1,109,997
Veracyte, Inc.*	14,100	305,547
Vericel Corp.*	3,600	165,168
Vertex Pharmaceuticals, Inc.*	35,500	16,639,560
Viking Therapeutics, Inc.*	14,300	758,043
Vir Biotechnology, Inc.*	10,700	95,230
Xencor, Inc.*	8,900	168,477
Y-mAbs Therapeutics, Inc. (x)*	200	2,416
Zentalis Pharmaceuticals, Inc.*	6,900	28,221

		159,461,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	237,612	$24,690,263
Align Technology, Inc.*	11,300	2,728,159
AtriCure, Inc.*	1,800	40,986
Avanos Medical, Inc.*	7,975	158,862
Axonics, Inc.*	5,700	383,211
Baxter International, Inc.	80,080	2,678,676
Becton Dickinson & Co.	41,813	9,772,116
Boston Scientific Corp.*	209,100	16,102,791
CONMED Corp.	4,500	311,940
Cooper Cos., Inc. (The)	27,600	2,409,480
Dentsply Sirona, Inc.	34,405	857,029
Dexcom, Inc.*	55,200	6,258,576
Edwards Lifesciences Corp.*	82,100	7,583,577
Embecta Corp.	2,602	32,525
Enovis Corp.*	4,333	195,852
Envista Holdings Corp.*	21,763	361,919
GE HealthCare Technologies, Inc.	55,915	4,356,897
Glaukos Corp.*	6,800	804,780
Globus Medical, Inc., Class A*	19,837	1,358,636
Haemonetics Corp.*	8,200	678,386
Hologic, Inc.*	38,100	2,828,925
ICU Medical, Inc.*	1,700	201,875
IDEXX Laboratories, Inc.*	12,500	6,090,000
Inmode Ltd.*	11,900	217,056
Inogen, Inc.*	3,600	29,268
Inspire Medical Systems, Inc.*	4,500	602,235
Insulet Corp.*	11,300	2,280,340
Integer Holdings Corp.*	3,500	405,265
Integra LifeSciences Holdings Corp.*	6,500	189,410
Intuitive Surgical, Inc.*	49,200	21,886,620
iRhythm Technologies, Inc.*	4,100	441,324
Lantheus Holdings, Inc.*	8,700	698,523
LivaNova plc*	5,100	279,582
Masimo Corp.*	9,200	1,158,648
Medtronic plc	185,985	14,638,879
Merit Medical Systems, Inc.*	7,800	670,410
Neogen Corp.*	32,700	511,101
Nevro Corp.*	1,700	14,314
Novocure Ltd.*	17,900	306,627
Omnicell, Inc.*	7,900	213,853
Penumbra, Inc.*	6,300	1,133,811
QuidelOrtho Corp.*	7,797	259,016
ResMed, Inc.	21,600	4,134,672
Silk Road Medical, Inc.*	6,800	183,872
Solventum Corp.*	19,607	1,036,818
STAAR Surgical Co.*	3,500	166,635
STERIS plc	15,309	3,360,938
Stryker Corp.	49,770	16,934,242
Teleflex, Inc.	7,700	1,619,541
TransMedics Group, Inc.*	4,400	662,728
Varex Imaging Corp.*	8,924	131,451
Zimmer Biomet Holdings, Inc.	32,100	3,483,813
Zimvie, Inc.*	1,480	27,010

		168,563,463

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	14,500	979,330
Accolade, Inc.*	9,200	32,936
AdaptHealth Corp., Class A*	16,900	169,000
Addus HomeCare Corp.*	200	23,222

agilon health, Inc. (x)*	38,700	253,098
Amedisys, Inc.*	6,100	559,980
AMN Healthcare Services, Inc.*	200	10,246
Astrana Health, Inc.*	7,300	296,088
Aveanna Healthcare Holdings, Inc.*	7,400	20,424
Brookdale Senior Living, Inc.*	36,435	248,851
Cardinal Health, Inc.	38,600	3,795,152
Castle Biosciences, Inc.*	200	4,354
Cencora, Inc.	23,400	5,272,020
Centene Corp.*	74,100	4,912,830
Chemed Corp.	2,100	1,139,418
Cigna Group (The)	38,276	12,652,897
CorVel Corp.*	1,700	432,259
CVS Health Corp.	173,234	10,231,200
DaVita, Inc.*	8,300	1,150,131
Elevance Health, Inc.	31,980	17,328,683
Encompass Health Corp.	18,500	1,587,115
Enhabit, Inc.*	9,250	82,510
Ensign Group, Inc. (The)	5,800	717,402
Fulgent Genetics, Inc.*	300	5,886
Guardant Health, Inc.*	19,600	566,048
HCA Healthcare, Inc.	28,200	9,060,096
HealthEquity, Inc.*	13,100	1,129,220
Henry Schein, Inc.*	19,200	1,230,720
Hims & Hers Health, Inc.*	26,800	541,092
Humana, Inc.	16,600	6,202,590
Innovage Holding Corp. (x)*	1,200	5,952
Labcorp Holdings, Inc.	14,335	2,917,316
LifeStance Health Group, Inc. (x)*	27,100	133,061
McKesson Corp.	18,080	10,559,443
ModivCare, Inc.*	200	5,248
Molina Healthcare, Inc.*	8,900	2,645,970
National Research Corp.	100	2,295
NeoGenomics, Inc.*	17,900	248,273
OPKO Health, Inc. (x)*	104,600	130,750
Option Care Health, Inc.*	23,425	648,873
Owens & Minor, Inc.*	12,400	167,400
PACS Group, Inc.*	3,500	103,250
Patterson Cos., Inc.	12,600	303,912
Pediatrix Medical Group, Inc.*	10,340	78,067
Pennant Group, Inc. (The)*	2,100	48,699
Premier, Inc., Class A	16,400	306,188
Privia Health Group, Inc.*	14,200	246,796
Progyny, Inc.*	8,900	254,629
Quest Diagnostics, Inc.	16,230	2,221,562
R1 RCM, Inc.*	27,600	346,656
RadNet, Inc.*	8,000	471,360
Select Medical Holdings Corp.	13,600	476,816
Surgery Partners, Inc. (x)*	11,598	275,917
Tenet Healthcare Corp.*	14,000	1,862,420
UnitedHealth Group, Inc.	126,357	64,348,566
Universal Health Services, Inc., Class B	7,980	1,475,741

		170,919,958

Health Care Technology (0.1%)
Certara, Inc.*	16,330	226,170
Definitive Healthcare Corp., Class A*	12,000	65,520
Doximity, Inc., Class A*	13,800	385,986
Evolent Health, Inc., Class A*	7,400	141,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Phreesia, Inc.*	6,100	$129,320
Schrodinger, Inc.*	14,100	272,694
Teladoc Health, Inc.*	24,260	237,263
Veeva Systems, Inc., Class A*	22,700	4,154,327

		5,612,768

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	13,900	270,355
Adaptive Biotechnologies Corp. (x)*	13,507	48,895
Agilent Technologies, Inc.	41,730	5,409,460
Avantor, Inc.*	96,094	2,037,193
Azenta, Inc.*	7,987	420,276
Bio-Rad Laboratories, Inc., Class A*	4,000	1,092,440
Bio-Techne Corp.	25,800	1,848,570
Bruker Corp.	18,000	1,148,580
Charles River Laboratories International, Inc.*	9,050	1,869,549
Codexis, Inc.*	600	1,860
CryoPort, Inc.*	3,300	22,803
Danaher Corp.	92,160	23,026,176
Fortrea Holdings, Inc.*	235	5,485
Illumina, Inc.*	24,100	2,515,558
IQVIA Holdings, Inc.*	26,480	5,598,931
Maravai LifeSciences Holdings, Inc., Class A*	11,581	82,920
Medpace Holdings, Inc.*	4,500	1,853,325
Mettler-Toledo International, Inc.*	3,300	4,612,047
OmniAb, Inc. (Earn Out Shares) (r)*	1,744	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	11,270	42,262
Pacific Biosciences of California, Inc. (x)*	3,200	4,384
QIAGEN NV*	34,854	1,432,151
Repligen Corp.*	9,700	1,222,782
Revvity, Inc.	18,600	1,950,396
Sotera Health Co.*	33,931	402,761
Thermo Fisher Scientific, Inc.	52,450	29,004,850
Waters Corp.*	9,500	2,756,140
West Pharmaceutical Services, Inc.	10,800	3,557,412

		92,237,561

Pharmaceuticals (3.5%)
Amneal Pharmaceuticals, Inc.*	20,200	128,270
Amphastar Pharmaceuticals, Inc.*	5,200	208,000
Arvinas, Inc.*	5,200	138,424
Atea Pharmaceuticals, Inc.*	12,500	41,375
Axsome Therapeutics, Inc. (x)*	5,400	434,700
Bristol-Myers Squibb Co.	290,544	12,066,292
Catalent, Inc.*	27,600	1,551,948
Corcept Therapeutics, Inc.*	11,200	363,888
Elanco Animal Health, Inc.*	74,632	1,076,940
Eli Lilly and Co.	116,910	105,847,976
Harmony Biosciences Holdings, Inc.*	9,200	277,564
Innoviva, Inc.*	6,818	111,815
Intra-Cellular Therapies, Inc.*	12,000	821,880
Jazz Pharmaceuticals plc*	12,100	1,291,433
Johnson & Johnson	334,988	48,961,846

Ligand Pharmaceuticals, Inc.*	2,300	193,798
Merck & Co., Inc.	348,390	43,130,682
Organon & Co.	36,400	753,480
Pacira BioSciences, Inc.*	7,400	211,714
Perrigo Co. plc	28,300	726,744
Pfizer, Inc.	795,817	22,266,960
Phibro Animal Health Corp., Class A	1,200	20,124
Prestige Consumer Healthcare, Inc.*	6,000	413,100
Revance Therapeutics, Inc. (x)*	9,300	23,901
Royalty Pharma plc, Class A	54,600	1,439,802
Theravance Biopharma, Inc.*	13,700	116,176
Ventyx Biosciences, Inc. (x)*	7,100	16,401
Viatris, Inc.	184,274	1,958,832
Zoetis, Inc.	62,800	10,887,008

		255,481,073

Total Health Care		852,276,675

Industrials (9.3%)
Aerospace & Defense (1.8%)
AeroVironment, Inc.*	3,700	673,992
Axon Enterprise, Inc.*	9,900	2,912,976
Boeing Co. (The)*	80,700	14,688,207
BWX Technologies, Inc.	17,800	1,691,000
Curtiss-Wright Corp.	5,900	1,598,782
General Dynamics Corp.	37,470	10,871,546
General Electric Co.	149,545	23,773,169
HEICO Corp.	6,941	1,552,077
HEICO Corp., Class A	11,245	1,996,212
Hexcel Corp.	12,900	805,605
Howmet Aerospace, Inc.	52,629	4,085,589
Huntington Ingalls Industries, Inc.	6,200	1,527,246
L3Harris Technologies, Inc.	25,991	5,837,059
Leonardo DRS, Inc.*	1,700	43,367
Lockheed Martin Corp.	30,260	14,134,446
Mercury Systems, Inc.*	5,400	145,746
Moog, Inc., Class A	3,000	501,900
Northrop Grumman Corp.	19,650	8,566,417
RTX Corp.	182,667	18,337,940
Textron, Inc.	32,300	2,773,278
TransDigm Group, Inc.	7,750	9,901,478
Woodward, Inc.	10,430	1,818,783

		128,236,815

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	20,430	1,800,292
Expeditors International of Washington, Inc.	19,400	2,420,926
FedEx Corp.	31,050	9,310,032
GXO Logistics, Inc.*	17,800	898,900
United Parcel Service, Inc., Class B	103,350	14,143,447

		28,573,597

Building Products (0.7%)
A.O. Smith Corp.	21,900	1,790,982
AAON, Inc.	8,700	758,988
Advanced Drainage Systems, Inc.	9,900	1,587,861
Allegion plc	14,212	1,679,148
Armstrong World Industries, Inc.	6,500	736,060
AZEK Co., Inc. (The), Class A*	24,200	1,019,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Builders FirstSource, Inc.*	17,490	$2,420,791
Carlisle Cos., Inc.	7,400	2,998,554
Carrier Global Corp.	122,871	7,750,703
Fortune Brands Innovations, Inc.	23,350	1,516,349
Johnson Controls International plc	94,471	6,279,487
Lennox International, Inc.	4,910	2,626,752
Masco Corp.	32,100	2,140,107
Masterbrand, Inc.*	10,650	156,342
Owens Corning	14,070	2,444,240
Resideo Technologies, Inc.*	17,050	333,498
Simpson Manufacturing Co., Inc.	6,100	1,028,033
Trane Technologies plc	31,612	10,398,135
Trex Co., Inc.*	20,500	1,519,460
UFP Industries, Inc.	11,500	1,288,000
Zurn Elkay Water Solutions Corp.	14,900	438,060

		50,911,096

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	3,900	197,223
Brink’s Co. (The)	6,200	634,880
Casella Waste Systems, Inc., Class A*	6,200	615,164
Cintas Corp.	12,600	8,823,276
Clean Harbors, Inc.*	7,100	1,605,665
Copart, Inc.*	120,100	6,504,616
CoreCivic, Inc.*	4,100	53,218
Deluxe Corp.	1,400	31,444
Driven Brands Holdings, Inc.*	9,831	125,149
Matthews International Corp., Class A	7,100	177,855
MSA Safety, Inc.	5,900	1,107,371
OPENLANE, Inc.*	20,600	341,754
RB Global, Inc.	26,748	2,042,477
Republic Services, Inc.	28,935	5,623,228
Rollins, Inc.	35,450	1,729,605
Stericycle, Inc.*	21,800	1,267,234
Tetra Tech, Inc.	9,300	1,901,664
UniFirst Corp.	800	137,224
Veralto Corp.	32,486	3,101,438
Vestis Corp.	17,550	214,637
Waste Management, Inc.	57,250	12,213,715

		48,448,837

Construction & Engineering (0.2%)
AECOM	24,002	2,115,536
Ameresco, Inc., Class A*	5,000	144,050
API Group Corp.*	29,700	1,117,611
Arcosa, Inc.	4,080	340,313
Comfort Systems USA, Inc.	5,400	1,642,248
Dycom Industries, Inc.*	3,900	658,164
EMCOR Group, Inc.	6,900	2,519,052
Fluor Corp.*	22,300	971,165
MasTec, Inc.*	8,900	952,211
MDU Resources Group, Inc.	31,050	779,355
Quanta Services, Inc.	21,450	5,450,230
Valmont Industries, Inc.	3,100	850,795
WillScot Mobile Mini Holdings Corp.*	28,803	1,084,145

		18,624,875

Electrical Equipment (0.8%)
Acuity Brands, Inc.	6,100	1,472,784
AMETEK, Inc.	34,675	5,780,669
Atkore, Inc.	8,100	1,092,933
ChargePoint Holdings, Inc. (x)*	36,100	54,511
Eaton Corp. plc	56,097	17,589,214
Emerson Electric Co.	83,110	9,155,398
Encore Wire Corp.	2,100	608,643
EnerSys	300	31,056
GE Vernova, Inc.*	38,411	6,587,871
Generac Holdings, Inc.*	11,100	1,467,642
Hubbell, Inc., Class B	8,700	3,179,676
NEXTracker, Inc., Class A*	17,700	829,776
nVent Electric plc	26,353	2,018,903
Regal Rexnord Corp.	11,922	1,612,093
Rockwell Automation, Inc.	17,900	4,927,512
Sensata Technologies Holding plc	27,100	1,013,269
SunPower Corp. (x)*	25,400	75,184
Vertiv Holdings Co., Class A	48,500	4,198,645

		61,695,779

Ground Transportation (1.0%)
Avis Budget Group, Inc. (x)	200	20,904
CSX Corp.	281,550	9,417,848
Heartland Express, Inc.	9,600	118,368
Hertz Global Holdings, Inc. (x)*	3,300	11,649
JB Hunt Transport Services, Inc.	12,450	1,992,000
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,544,275
Landstar System, Inc.	6,250	1,153,000
Lyft, Inc., Class A*	48,200	679,620
Norfolk Southern Corp.	31,770	6,820,701
Old Dominion Freight Line, Inc.	30,050	5,306,830
RXO, Inc.*	5,100	133,365
Ryder System, Inc.	9,200	1,139,696
Saia, Inc.*	3,800	1,802,302
Schneider National, Inc., Class B	1,895	45,783
Uber Technologies, Inc.*	280,689	20,400,477
U-Haul Holding Co.	12,600	756,252
Union Pacific Corp.	84,720	19,168,747
Werner Enterprises, Inc.	600	21,498
XPO, Inc.*	17,800	1,889,470

		72,422,785

Industrial Conglomerates (0.4%)
3M Co.	78,430	8,014,762
Honeywell International, Inc.	89,500	19,111,830

		27,126,592

Machinery (1.8%)
AGCO Corp.	12,400	1,213,712
Albany International Corp., Class A	1,700	143,565
Allison Transmission Holdings, Inc.	10,500	796,950
Barnes Group, Inc.	4,900	202,909
Caterpillar, Inc.	67,210	22,387,651
Chart Industries, Inc.*	6,500	938,210
CNH Industrial NV	144,100	1,459,733
Crane Co.	7,900	1,145,342
Cummins, Inc.	20,260	5,610,602
Deere & Co.	36,040	13,465,625
Donaldson Co., Inc.	18,700	1,338,172
Dover Corp.	21,190	3,823,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Esab Corp.	6,033	$569,696
Federal Signal Corp.	6,400	535,488
Flowserve Corp.	26,640	1,281,384
Fortive Corp.	55,530	4,114,773
Franklin Electric Co., Inc.	7,500	722,400
Graco, Inc.	29,480	2,337,174
Hillenbrand, Inc.	6,800	272,136
IDEX Corp.	12,240	2,462,688
Illinois Tool Works, Inc.	42,410	10,049,474
Ingersoll Rand, Inc.	61,666	5,601,740
ITT, Inc.	12,825	1,656,734
John Bean Technologies Corp. (x)	800	75,976
Lincoln Electric Holdings, Inc.	9,660	1,822,263
Middleby Corp. (The)*	9,700	1,189,317
Mueller Industries, Inc.	17,000	967,980
Mueller Water Products, Inc., Class A	11,800	211,456
Nordson Corp.	8,660	2,008,600
Oshkosh Corp.	11,600	1,255,120
Otis Worldwide Corp.	60,974	5,869,357
PACCAR, Inc.	73,645	7,581,016
Parker-Hannifin Corp.	18,110	9,160,219
Pentair plc	27,287	2,092,094
RBC Bearings, Inc.*	3,900	1,052,142
Snap-on, Inc.	7,300	1,908,147
SPX Technologies, Inc.*	4,900	696,486
Stanley Black & Decker, Inc.	21,835	1,744,398
Terex Corp.	1,000	54,840
Timken Co. (The)	12,640	1,012,843
Toro Co. (The)	15,880	1,484,939
Trinity Industries, Inc.	5,140	153,789
Watts Water Technologies, Inc., Class A	4,000	733,480
Westinghouse Air Brake Technologies Corp.	24,787	3,917,585
Xylem, Inc.	35,854	4,862,878

		131,984,819

Marine Transportation (0.0%)†
Kirby Corp.*	7,450	891,989
Matson, Inc.	4,600	602,462

		1,494,451

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,086,760
Allegiant Travel Co.	2,200	110,506
American Airlines Group, Inc.*	105,200	1,191,916
Delta Air Lines, Inc.	89,150	4,229,276
Joby Aviation, Inc. (x)*	26,700	136,170
Southwest Airlines Co.	94,100	2,692,201
Spirit Airlines, Inc. (x)	13,100	47,946
United Airlines Holdings, Inc.*	52,840	2,571,194

		12,065,969

Professional Services (0.8%)
Automatic Data Processing, Inc.	58,650	13,999,169
Booz Allen Hamilton Holding Corp.	20,300	3,124,170
Broadridge Financial Solutions, Inc.	18,309	3,606,873
CACI International, Inc., Class A*	3,800	1,634,494
CBIZ, Inc.*	1,220	90,402

Clarivate plc (x)*	11,100	63,159
Concentrix Corp.	1,066	67,456
Conduent, Inc.*	1,586	5,170
Dayforce, Inc.*	20,100	996,960
Equifax, Inc.	18,120	4,393,375
ExlService Holdings, Inc.*	22,500	705,600
Exponent, Inc.	8,400	799,008
FTI Consulting, Inc.*	4,800	1,034,544
Genpact Ltd.	30,000	965,700
Jacobs Solutions, Inc.	18,400	2,570,664
KBR, Inc.	18,700	1,199,418
Korn Ferry	1,400	93,996
Leidos Holdings, Inc.	22,348	3,260,126
ManpowerGroup, Inc.	1,480	103,304
Maximus, Inc.	10,400	891,280
Paychex, Inc.	47,210	5,597,218
Paycom Software, Inc.	8,700	1,244,448
Paycor HCM, Inc.*	3,600	45,720
Paylocity Holding Corp.*	5,700	751,545
Resources Connection, Inc.	13,850	152,904
Robert Half, Inc.	19,260	1,232,255
Science Applications International Corp.	9,001	1,058,068
SS&C Technologies Holdings, Inc.	30,200	1,892,634
TransUnion	30,305	2,247,419
TriNet Group, Inc.	1,300	130,000
Verisk Analytics, Inc.	21,000	5,660,550
Verra Mobility Corp., Class A*	22,700	617,440

		60,235,069

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	998,130
Applied Industrial Technologies, Inc.	4,300	834,200
Beacon Roofing Supply, Inc.*	7,600	687,800
Boise Cascade Co.	5,800	691,476
Core & Main, Inc., Class A*	23,100	1,130,514
Fastenal Co.	87,500	5,498,500
Ferguson plc	30,400	5,886,960
FTAI Aviation Ltd.	14,400	1,486,512
GATX Corp.	5,000	661,800
Herc Holdings, Inc.	1,500	199,935
SiteOne Landscape Supply, Inc.*	6,700	813,447
United Rentals, Inc.	9,622	6,222,836
Watsco, Inc.	5,210	2,413,480
WESCO International, Inc.	8,586	1,361,053
WW Grainger, Inc.	6,250	5,639,000

		34,525,643

Total Industrials		676,346,327

Information Technology (29.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	36,500	12,792,520
Calix, Inc.*	1,500	53,145
Ciena Corp.*	21,000	1,011,780
Cisco Systems, Inc.	563,570	26,775,211
F5, Inc.*	10,600	1,825,638
Juniper Networks, Inc.	51,600	1,881,336
Lumentum Holdings, Inc.*	9,500	483,740
Motorola Solutions, Inc.	23,421	9,041,677
NetScout Systems, Inc.*	1,300	23,777

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Ubiquiti, Inc.	2,117	$308,362
Viavi Solutions, Inc.*	9,550	65,608

		54,262,794

Electronic Equipment, Instruments & Components (0.6%)
Advanced Energy Industries, Inc.	3,600	391,536
Aeva Technologies, Inc.*	2,220	5,594
Amphenol Corp., Class A	166,360	11,207,673
Arrow Electronics, Inc.*	9,300	1,123,068
Avnet, Inc.	17,920	922,701
Badger Meter, Inc.	4,400	819,940
Belden, Inc.	5,100	478,380
CDW Corp.	19,151	4,286,760
Cognex Corp.	30,400	1,421,504
Coherent Corp.*	21,857	1,583,758
Corning, Inc.	105,290	4,090,517
Crane NXT Co.	5,500	337,810
Fabrinet*	5,100	1,248,429
Insight Enterprises, Inc.*	3,300	654,588
IPG Photonics Corp.*	4,400	371,316
Itron, Inc.*	4,010	396,830
Jabil, Inc.	17,800	1,936,462
Keysight Technologies, Inc.*	26,615	3,639,601
Littelfuse, Inc.	4,200	1,073,478
MicroVision, Inc. (x)*	33,100	35,086
Novanta, Inc.*	4,100	668,751
Plexus Corp.*	1,400	144,452
Rogers Corp.*	200	24,122
Sanmina Corp.*	5,700	377,625
TD SYNNEX Corp.	8,766	1,011,596
Teledyne Technologies, Inc.*	7,746	3,005,293
Trimble, Inc.*	41,500	2,320,680
Vishay Intertechnology, Inc.	5,000	111,500
Vontier Corp.	23,452	895,867
Zebra Technologies Corp., Class A*	7,100	2,193,403

		46,778,320

IT Services (1.2%)
Accenture plc, Class A	86,200	26,153,942
Akamai Technologies, Inc.*	22,100	1,990,768
Amdocs Ltd.	16,610	1,310,861
ASGN, Inc.*	8,400	740,628
Cloudflare, Inc., Class A*	41,600	3,445,728
Cognizant Technology Solutions Corp., Class A	72,500	4,930,000
DXC Technology Co.*	21,096	402,723
EPAM Systems, Inc.*	8,800	1,655,368
Fastly, Inc., Class A*	13,300	98,021
Gartner, Inc.*	10,378	4,660,345
Globant SA*	6,398	1,140,507
GoDaddy, Inc., Class A*	20,900	2,919,939
International Business Machines Corp.	128,031	22,142,961
Kyndryl Holdings, Inc.*	32,800	862,968
MongoDB, Inc.*	10,100	2,524,596
Okta, Inc.*	22,800	2,134,308
Perficient, Inc.*	5,100	381,429
Rackspace Technology, Inc. (x)*	9,900	29,502
Snowflake, Inc., Class A*	44,522	6,014,477
Squarespace, Inc., Class A*	6,500	283,595
Thoughtworks Holding, Inc.*	9,400	26,696

Twilio, Inc., Class A*	26,800	1,522,508
VeriSign, Inc.*	14,050	2,498,090

		87,869,960

Semiconductors & Semiconductor Equipment (10.6%)
Advanced Micro Devices, Inc.*	222,753	36,132,764
Allegro MicroSystems, Inc.*	20,454	577,621
Ambarella, Inc.*	1,700	91,715
Amkor Technology, Inc.	17,400	696,348
Analog Devices, Inc.	69,734	15,917,483
Applied Materials, Inc.	114,320	26,978,377
Astera Labs, Inc.*	10,400	629,304
Axcelis Technologies, Inc.*	4,400	625,636
Broadcom, Inc.	62,440	100,249,293
Cirrus Logic, Inc.*	7,400	944,684
Credo Technology Group Holding Ltd.*	19,400	619,636
Diodes, Inc.*	5,900	424,387
Enphase Energy, Inc.*	20,100	2,004,171
Entegris, Inc.	22,073	2,988,684
First Solar, Inc.*	14,600	3,291,716
FormFactor, Inc.*	10,300	623,459
GLOBALFOUNDRIES, Inc. (x)*	10,300	520,768
Impinj, Inc.*	3,800	595,726
Intel Corp.	599,790	18,575,496
KLA Corp.	18,480	15,236,945
Kulicke & Soffa Industries, Inc.	7,500	368,925
Lam Research Corp.	17,975	19,140,679
Lattice Semiconductor Corp.*	23,300	1,351,167
MACOM Technology Solutions Holdings, Inc.*	6,700	746,849
Marvell Technology, Inc.	125,161	8,748,754
Microchip Technology, Inc.	73,840	6,756,360
Micron Technology, Inc.	151,450	19,920,218
MKS Instruments, Inc.	9,500	1,240,510
Monolithic Power Systems, Inc.	6,800	5,587,424
NVIDIA Corp.	3,267,300	403,642,242
ON Semiconductor Corp.*	65,300	4,476,315
Onto Innovation, Inc.*	7,900	1,734,524
Power Integrations, Inc.	7,800	547,482
Qorvo, Inc.*	17,127	1,987,417
QUALCOMM, Inc.	155,105	30,893,814
Rambus, Inc.*	16,700	981,292
Semtech Corp.*	3,800	113,544
Silicon Laboratories, Inc.*	4,500	497,835
Skyworks Solutions, Inc.	24,900	2,653,842
Synaptics, Inc.*	5,900	520,380
Teradyne, Inc.	21,410	3,174,889
Texas Instruments, Inc.	126,190	24,547,741
Universal Display Corp.	7,600	1,597,900

		768,954,316

Software (10.5%)
8x8, Inc.*	18,300	40,626
ACI Worldwide, Inc.*	13,200	522,588
Adobe, Inc.*	61,520	34,176,821
Alarm.com Holdings, Inc.*	2,300	146,142
Alkami Technology, Inc.*	1,500	42,720
Altair Engineering, Inc., Class A*	5,900	578,672
ANSYS, Inc.*	13,200	4,243,800
Appfolio, Inc., Class A*	2,500	611,425
Appian Corp., Class A*	3,700	114,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

AppLovin Corp., Class A*	36,000	$2,995,920
Aspen Technology, Inc.*	4,872	967,725
Atlassian Corp., Class A*	22,400	3,962,112
Aurora Innovation, Inc., Class A*	90,400	250,408
Autodesk, Inc.*	30,850	7,633,832
Bentley Systems, Inc., Class B	28,300	1,396,888
BILL Holdings, Inc.*	14,700	773,514
Blackbaud, Inc.*	4,300	327,531
BlackLine, Inc.*	3,500	169,575
Box, Inc., Class A*	22,100	584,324
C3.ai, Inc., Class A (x)*	9,400	272,224
Cadence Design Systems, Inc.*	38,830	11,949,933
CCC Intelligent Solutions Holdings, Inc.*	57,800	642,158
Cerence, Inc. (x)*	1,600	4,528
Cleanspark, Inc.*	35,900	572,605
CommVault Systems, Inc.*	5,300	644,321
Confluent, Inc., Class A*	33,200	980,396
Consensus Cloud Solutions, Inc.*	2,166	37,212
Crowdstrike Holdings, Inc., Class A*	30,200	11,572,338
Datadog, Inc., Class A*	40,700	5,278,383
DocuSign, Inc.*	32,100	1,717,350
Dolby Laboratories, Inc., Class A	12,700	1,006,221
Domo, Inc., Class B*	800	6,176
DoubleVerify Holdings, Inc.*	19,700	383,559
Dropbox, Inc., Class A*	41,200	925,764
Dynatrace, Inc.*	31,400	1,404,836
Elastic NV*	10,000	1,139,100
Envestnet, Inc.*	6,400	400,576
Fair Isaac Corp.*	3,300	4,912,578
Five9, Inc.*	11,500	507,150
Fortinet, Inc.*	93,100	5,611,137
Freshworks, Inc., Class A*	24,200	307,098
Gen Digital, Inc.	87,016	2,173,660
Gitlab, Inc., Class A*	12,700	631,444
Guidewire Software, Inc.*	11,700	1,613,313
HashiCorp, Inc., Class A*	17,200	579,468
HubSpot, Inc.*	6,500	3,833,635
Informatica, Inc., Class A*	16,900	521,872
Instructure Holdings, Inc. (x)*	8,700	203,667
Intapp, Inc.*	1,000	36,670
InterDigital, Inc. (x)	1,800	209,808
Intuit, Inc.	37,950	24,941,119
Jamf Holding Corp.*	2,000	33,000
LiveRamp Holdings, Inc.*	1,900	58,786
Manhattan Associates, Inc.*	9,200	2,269,456
Marathon Digital Holdings, Inc. (x)*	30,100	597,485
Microsoft Corp.	1,021,678	456,638,982
MicroStrategy, Inc., Class A (x)*	2,100	2,892,708
N-able, Inc.*	9,750	148,493
nCino, Inc.*	15,600	490,620
NCR Voyix Corp.*	15,200	187,720
Nutanix, Inc., Class A*	34,600	1,967,010
Oracle Corp.	218,421	30,841,045
Palantir Technologies, Inc., Class A*	269,200	6,818,836
Palo Alto Networks, Inc.*	43,000	14,577,430
Pegasystems, Inc.	5,300	320,809
PowerSchool Holdings, Inc., Class A*	34,100	763,499

Procore Technologies, Inc.*	14,500	961,495
PTC, Inc.*	16,150	2,933,970
Q2 Holdings, Inc.*	6,700	404,211
Qualys, Inc.*	5,500	784,300
Rapid7, Inc.*	7,100	306,933
Roper Technologies, Inc.	14,950	8,426,717
Salesforce, Inc.	131,051	33,693,212
SentinelOne, Inc., Class A*	33,300	700,965
ServiceNow, Inc.*	28,900	22,734,763
Smartsheet, Inc., Class A*	16,600	731,728
SolarWinds Corp. (x)	9,750	117,488
Sprout Social, Inc., Class A*	7,100	253,328
SPS Commerce, Inc.*	6,400	1,204,224
Synopsys, Inc.*	20,920	12,448,655
Tenable Holdings, Inc.*	16,900	736,502
Teradata Corp.*	9,960	344,218
Tyler Technologies, Inc.*	6,000	3,016,680
UiPath, Inc., Class A*	57,700	731,636
Unity Software, Inc.*	42,396	689,359
Varonis Systems, Inc.*	15,600	748,332
Verint Systems, Inc.*	1,400	45,080
Workday, Inc., Class A*	28,480	6,366,989
Workiva, Inc., Class A*	7,200	525,528
Yext, Inc.*	7,100	37,985
Zoom Video Communications, Inc., Class A*	39,100	2,314,329
Zscaler, Inc.*	12,100	2,325,499

		766,749,109

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	1,997,058	420,620,356
Corsair Gaming, Inc.*	4,303	47,505
Dell Technologies, Inc., Class C	34,000	4,688,940
Hewlett Packard Enterprise Co.	190,732	4,037,797
HP, Inc.	127,468	4,463,929
NetApp, Inc.	31,150	4,012,120
Pure Storage, Inc., Class A*	43,200	2,773,872
Super Micro Computer, Inc.*	6,900	5,653,515
Western Digital Corp.*	44,778	3,392,829

		449,690,863

Total Information Technology		2,174,305,362

Materials (2.5%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	30,780	7,942,779
Albemarle Corp.	18,276	1,745,723
Arcadium Lithium plc*	143,737	482,956
Ashland, Inc.	10,264	969,845
Avient Corp.	12,500	545,625
Axalta Coating Systems Ltd.*	32,258	1,102,256
Balchem Corp.	5,700	877,515
Cabot Corp.	8,900	817,821
Celanese Corp.	13,800	1,861,482
CF Industries Holdings, Inc.	30,410	2,253,989
Chemours Co. (The)	20,600	464,942
Corteva, Inc.	97,990	5,285,581
Dow, Inc.	106,756	5,663,406
DuPont de Nemours, Inc.	60,232	4,848,074
Eastman Chemical Co.	17,028	1,668,233
Ecolab, Inc.	36,388	8,660,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Element Solutions, Inc.	38,300	$1,038,696
FMC Corp.	20,200	1,162,510
HB Fuller Co.	6,400	492,544
Huntsman Corp.	23,400	532,818
International Flavors & Fragrances, Inc.	39,447	3,755,749
Linde plc	66,000	28,961,460
LyondellBasell Industries NV, Class A	39,300	3,759,438
Mosaic Co. (The)	56,130	1,622,157
Olin Corp.	25,200	1,188,180
PPG Industries, Inc.	34,000	4,280,260
RPM International, Inc.	18,150	1,954,392
Sherwin-Williams Co. (The)	32,200	9,609,446
Westlake Corp.	5,200	753,064

		104,301,285

Construction Materials (0.3%)
CRH plc	94,400	7,078,112
Eagle Materials, Inc.	6,100	1,326,506
Knife River Corp.*	7,900	554,106
Martin Marietta Materials, Inc.	9,230	5,000,814
Summit Materials, Inc., Class A*	12,509	457,955
Vulcan Materials Co.	19,700	4,898,996

		19,316,489

Containers & Packaging (0.3%)
Amcor plc	239,529	2,342,594
AptarGroup, Inc.	10,000	1,408,100
Avery Dennison Corp.	11,350	2,481,678
Ball Corp.	45,100	2,706,902
Berry Global Group, Inc.	19,000	1,118,150
Crown Holdings, Inc.	17,450	1,298,105
Graphic Packaging Holding Co.	56,100	1,470,381
International Paper Co.	53,850	2,323,628
Packaging Corp. of America	13,000	2,373,280
Sealed Air Corp.	25,160	875,316
Sonoco Products Co.	15,460	784,131
Westrock Co.	44,132	2,218,074

		21,400,339

Metals & Mining (0.5%)
Alcoa Corp.	32,900	1,308,762
ATI, Inc.*	19,000	1,053,550
Carpenter Technology Corp.	6,700	734,186
Cleveland-Cliffs, Inc.*	72,400	1,114,236
Commercial Metals Co.	21,300	1,171,287
Freeport-McMoRan, Inc.	198,494	9,646,808
Newmont Corp.	158,508	6,636,730
Nucor Corp.	36,620	5,788,890
Reliance, Inc.	9,500	2,713,200
Royal Gold, Inc.	12,900	1,614,564
Southern Copper Corp. (x)	13,078	1,409,024
Steel Dynamics, Inc.	21,100	2,732,450
United States Steel Corp.	38,200	1,443,960

		37,367,647

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,900	732,737

Total Materials		183,118,497

Real Estate (2.5%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	69,378
Broadstone Net Lease, Inc. (REIT)	5,600	88,872
Essential Properties Realty Trust, Inc. (REIT)	21,500	595,765
WP Carey, Inc. (REIT)	29,921	1,647,151

		2,401,166

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	2,933,608
CareTrust REIT, Inc. (REIT)	12,100	303,710
Diversified Healthcare Trust (REIT)	22,690	69,204
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	956,516
Healthpeak Properties, Inc. (REIT)	110,518	2,166,153
LTC Properties, Inc. (REIT)	2,400	82,800
Medical Properties Trust, Inc. (REIT) (x)	96,900	417,639
National Health Investors, Inc. (REIT)	2,800	189,644
Omega Healthcare Investors, Inc. (REIT)	44,440	1,522,070
Sabra Health Care REIT, Inc. (REIT)	11,457	176,438
Ventas, Inc. (REIT)	61,779	3,166,791
Welltower, Inc. (REIT)	81,317	8,477,297

		20,461,870

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	30,900	449,286
DiamondRock Hospitality Co. (REIT)	14,300	120,835
Host Hotels & Resorts, Inc. (REIT)	115,813	2,082,318
Park Hotels & Resorts, Inc. (REIT)	12,535	187,774
RLJ Lodging Trust (REIT)	15,000	144,450
Ryman Hospitality Properties, Inc. (REIT)	10,751	1,073,595
Service Properties Trust (REIT)	11,300	58,082
Sunstone Hotel Investors, Inc. (REIT)	8,400	87,864
Xenia Hotels & Resorts, Inc. (REIT)	5,100	73,083

		4,277,287

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)	37,100	947,534
EastGroup Properties, Inc. (REIT)	6,800	1,156,680
First Industrial Realty Trust, Inc. (REIT)	20,000	950,200
Innovative Industrial Properties, Inc. (REIT)	1,300	141,986
LXP Industrial Trust (REIT)	11,700	106,704
Prologis, Inc. (REIT)	130,763	14,685,993
Rexford Industrial Realty, Inc. (REIT)	29,300	1,306,487
STAG Industrial, Inc. (REIT)	27,800	1,002,468
Terreno Realty Corp. (REIT)	11,600	686,488

		20,984,540

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	28,870	1,777,237
Brandywine Realty Trust (REIT)	11,500	51,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COPT Defense Properties (REIT)	6,509	$162,920
Cousins Properties, Inc. (REIT)	8,461	195,872
Easterly Government Properties, Inc. (REIT), Class A	8,200	101,434
Equity Commonwealth (REIT)*	17,700	343,380
Hudson Pacific Properties, Inc. (REIT)	24,500	117,845
JBG SMITH Properties (REIT)	9,600	146,208
Kilroy Realty Corp. (REIT)	7,800	243,126
NET Lease Office Properties (REIT)	2,014	49,585
Orion Office REIT, Inc. (REIT)	5,069	18,198
Paramount Group, Inc. (REIT)	22,800	105,564
Piedmont Office Realty Trust, Inc. (REIT), Class A (x)	25,100	181,975
Vornado Realty Trust (REIT)	25,900	680,911

		4,175,775

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	43,350	3,862,919
Compass, Inc., Class A*	26,000	93,600
CoStar Group, Inc.*	60,150	4,459,521
Cushman & Wakefield plc*	1,700	17,680
DigitalBridge Group, Inc.	18,075	247,628
eXp World Holdings, Inc. (x)	20,570	232,132
Howard Hughes Holdings, Inc.*	3,400	220,388
Jones Lang LaSalle, Inc.*	6,600	1,354,848
Kennedy-Wilson Holdings, Inc.	25,100	243,972
Marcus & Millichap, Inc.	1,100	34,672
Newmark Group, Inc., Class A	27,319	279,473
Opendoor Technologies, Inc.*	73,000	134,320
Redfin Corp. (x)*	16,700	100,367
RMR Group, Inc. (The), Class A	271	6,125
St Joe Co. (The)	5,300	289,910
Zillow Group, Inc., Class A*	4,600	207,184
Zillow Group, Inc., Class C*	27,124	1,258,282

		13,043,021

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	47,500	1,765,100
AvalonBay Communities, Inc. (REIT)	20,249	4,189,316
Camden Property Trust (REIT)	15,680	1,710,845
Elme Communities (REIT)	11,170	177,938
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,791,075
Equity Residential (REIT)	58,287	4,041,621
Essex Property Trust, Inc. (REIT)	10,777	2,933,499
Independence Realty Trust, Inc. (REIT)	45,500	852,670
Invitation Homes, Inc. (REIT)	94,496	3,391,461
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,672,226
Sun Communities, Inc. (REIT)	18,600	2,238,324
UDR, Inc. (REIT)	52,936	2,178,316
Veris Residential, Inc. (REIT)	5,300	79,500

		28,021,891

Retail REITs (0.3%)
Acadia Realty Trust (REIT)	9,000	161,280
Agree Realty Corp. (REIT)	13,200	817,608

Brixmor Property Group, Inc. (REIT)	45,300	1,045,977
Federal Realty Investment Trust (REIT)	12,380	1,250,008
Getty Realty Corp. (REIT)	3,100	82,646
InvenTrust Properties Corp. (REIT)	1,900	47,044
Kimco Realty Corp. (REIT)	99,485	1,935,978
Kite Realty Group Trust (REIT)	34,998	783,255
Macerich Co. (The) (REIT)	19,222	296,788
NNN REIT, Inc. (REIT)	27,190	1,158,294
Phillips Edison & Co., Inc. (REIT)	17,900	585,509
Realty Income Corp. (REIT)	119,341	6,303,592
Regency Centers Corp. (REIT)	26,006	1,617,573
Retail Opportunity Investments Corp. (REIT)	8,200	101,926
Simon Property Group, Inc. (REIT)	45,659	6,931,036
SITE Centers Corp. (REIT)	12,400	179,800
Tanger, Inc. (REIT)	5,300	143,683
Urban Edge Properties (REIT)	8,910	164,568

		23,606,565

Specialized REITs (0.9%)
American Tower Corp. (REIT)	64,100	12,459,758
Crown Castle, Inc. (REIT)	62,650	6,120,905
CubeSmart (REIT)	39,700	1,793,249
Digital Realty Trust, Inc. (REIT)	44,972	6,837,993
EPR Properties (REIT)	7,800	327,444
Equinix, Inc. (REIT)	13,461	10,184,592
Extra Space Storage, Inc. (REIT)	28,741	4,466,639
Four Corners Property Trust, Inc. (REIT)	8,600	212,162
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,667,616
Iron Mountain, Inc. (REIT)	45,355	4,064,715
Lamar Advertising Co. (REIT), Class A	13,639	1,630,270
National Storage Affiliates Trust (REIT)	3,000	123,660
PotlatchDeltic Corp. (REIT)	10,151	399,848
Public Storage (REIT)	21,802	6,271,345
Rayonier, Inc. (REIT)	27,025	786,157
Safehold, Inc. (REIT)	3,000	57,870
SBA Communications Corp. (REIT)	15,300	3,003,390
Uniti Group, Inc. (REIT)	33,900	98,988
VICI Properties, Inc. (REIT), Class A	148,900	4,264,496
Weyerhaeuser Co. (REIT)	111,535	3,166,479

		67,937,576

Total Real Estate		184,909,691

Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	34,700	1,766,230
American Electric Power Co., Inc.	72,170	6,332,196
Constellation Energy Corp.	44,652	8,942,456
Duke Energy Corp.	110,785	11,103,981
Edison International	58,760	4,219,556
Entergy Corp.	33,200	3,552,400
Evergy, Inc.	36,209	1,917,991
Eversource Energy	54,358	3,082,642
Exelon Corp.	148,556	5,141,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

FirstEnergy Corp.	86,104	$3,295,200
IDACORP, Inc.	6,850	638,078
NextEra Energy, Inc.	285,100	20,187,931
NRG Energy, Inc.	33,821	2,633,303
OGE Energy Corp.	36,900	1,317,330
PG&E Corp.	288,900	5,044,194
Pinnacle West Capital Corp.	15,000	1,145,700
Portland General Electric Co.	11,100	479,964
PPL Corp.	120,450	3,330,442
Southern Co. (The)	155,550	12,066,013
Xcel Energy, Inc.	85,780	4,581,510

		100,778,640

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,461,315
Brookfield Infrastructure Corp., Class A	15,261	513,685
National Fuel Gas Co.	13,700	742,403
New Jersey Resources Corp.	6,500	277,810
Southwest Gas Holdings, Inc.	5,900	415,242
UGI Corp.	39,575	906,268

		5,316,723

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	1,821,921
Brookfield Renewable Corp., Class A	11,200	317,856
Vistra Corp.	49,415	4,248,702

		6,388,479

Multi-Utilities (0.5%)
Ameren Corp.	40,500	2,879,955
CenterPoint Energy, Inc.	99,950	3,096,451
CMS Energy Corp.	45,600	2,714,568
Consolidated Edison, Inc.	50,000	4,471,000
Dominion Energy, Inc.	116,154	5,691,546
DTE Energy Co.	30,400	3,374,704
NiSource, Inc.	61,600	1,774,696
Public Service Enterprise Group, Inc.	75,900	5,593,830
Sempra	89,880	6,836,273
WEC Energy Group, Inc.	46,898	3,679,617

		40,112,640

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	3,603,564
Essential Utilities, Inc.	42,062	1,570,174

		5,173,738

Total Utilities		157,770,220

Total Common Stocks (99.0%) (Cost $1,783,209,115)		7,205,016,149

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR *	13,100	5,240

Mirati Therapeutics, Inc., CVR (r)*	7,300	2,737

Total Rights (0.0%)† (Cost $7,664)		7,977

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	4,200,000	4,200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,899,167	2,899,167
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		14,099,167

Total Short-Term Investments (0.2%) (Cost $14,099,167)		14,099,167

Total Investments in Securities (99.2%) (Cost $1,797,315,946)		7,219,123,293
Other Assets Less Liabilities (0.8%)		54,990,612

Net Assets (100%)		$7,274,113,905

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,226,720.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $16,740,930. This was collateralized by $3,536,562 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $14,099,167 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	33	9/2024	USD	3,407,250	(11,850)
S&P 500 E-Mini Index	232	9/2024	USD	64,049,400	99,538

					87,688

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$627,951,047	$—	$—		$627,951,047
Consumer Discretionary	733,876,067	—	—		733,876,067
Consumer Staples	393,315,201	—	—		393,315,201
Energy	277,717,701	—	—		277,717,701
Financials	943,429,361	—	—		943,429,361
Health Care	852,276,675	—	—	(b)	852,276,675
Industrials	676,346,327	—	—		676,346,327
Information Technology	2,174,305,362	—	—		2,174,305,362
Materials	183,118,497	—	—		183,118,497
Real Estate	184,909,691	—	—		184,909,691
Utilities	157,770,220	—	—		157,770,220
Futures	99,538	—	—		99,538
Rights
Health Care	—	5,240	2,737		7,977
Short-Term Investments
Investment Companies	14,099,167	—	—		14,099,167

Total Assets	$7,219,214,854	$5,240	$2,737		$7,219,222,831

Liabilities:
Futures	$(11,850)	$—	$—		$(11,850)

Total Liabilities	$(11,850)	$—	$—		$(11,850)

Total	$7,219,203,004	$5,240	$2,737		$7,219,210,981

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $5,240 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$99,538	*

Total		$99,538

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(11,850	)*

Total		$(11,850)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,434,527	$5,434,527

Total	$5,434,527	$5,434,527

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(592,239)	$(592,239)

Total	$(592,239)	$(592,239)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$41,652,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$91,306,920
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$403,603,199

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,659,797,139
Aggregate gross unrealized depreciation	(260,868,644)

Net unrealized appreciation	$5,398,928,495

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,820,282,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)
ASSETS
Investments in Securities, at value (x) (Cost $1,797,315,946)	$7,219,123,293
Cash	25,471,722
Receivable for securities sold	103,794,450
Dividends, interest and other receivables	3,929,380
Receivable for Portfolio shares sold	306,407
Securities lending income receivable	18,509
Other assets	79,800

Total assets	7,352,723,561

LIABILITIES
Payable for securities purchased	56,779,562
Payable for return of collateral on securities loaned	14,099,167
Payable for Portfolio shares repurchased	3,492,610
Investment management fees payable	1,831,435
Distribution fees payable – Class IA	1,066,763
Administrative fees payable	544,075
Distribution fees payable – Class IB	413,800
Due to broker for futures variation margin	96,504
Trustees’ fees payable	6,365
Accrued expenses	279,375

Total liabilities	78,609,656

Commitments and contingent liabilities^
NET ASSETS	$7,274,113,905

Net assets were comprised of:
Paid in capital	$1,510,643,741
Total distributable earnings (loss)	5,763,470,164

Net assets	$7,274,113,905

Class IA
Net asset value, offering and redemption price per share, $5,241,725,373 / 107,202,601 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.90

Class IB
Net asset value, offering and redemption price per share, $2,032,388,532 / 41,908,656 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.50

(x)	Includes value of securities on loan of $16,740,930.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)
INVESTMENT INCOME
Dividends (net of $493 foreign withholding tax)	$48,790,771
Interest	1,076,227
Securities lending (net)	117,648

Total income	49,984,646

EXPENSES
Investment management fees	10,816,489
Distribution fees – Class IA	6,271,642
Administrative fees	3,213,760
Distribution fees – Class IB	2,431,395
Printing and mailing expenses	323,581
Professional fees	131,863
Trustees’ fees	114,171
Custodian fees	78,121
Miscellaneous	219,634

Gross expenses	23,600,656
Less: Waiver from investment manager	(260,483)

Net expenses	23,340,173

NET INVESTMENT INCOME (LOSS)	26,644,473

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	263,542,102
Futures contracts	5,434,527

Net realized gain (loss)	268,976,629

Change in unrealized appreciation (depreciation) on:
Investments in securities	580,531,105
Futures contracts	(592,239)

Net change in unrealized appreciation (depreciation)	579,938,866

NET REALIZED AND UNREALIZED GAIN (LOSS)	848,915,495

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$875,559,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,644,473	$55,052,525
Net realized gain (loss)	268,976,629	297,129,924
Net change in unrealized appreciation (depreciation)	579,938,866	1,046,465,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	875,559,968	1,398,648,235

Distributions to shareholders:
Class IA	—	(234,565,901)
Class IB	—	(91,269,376)

Total distributions to shareholders	—	(325,835,277)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 576,776 and 895,387 shares, respectively ]	26,632,079	36,311,928
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,536,946 shares, respectively ]	—	234,565,901
Capital shares repurchased [ (5,315,264) and (10,905,237) shares, respectively ]	(244,643,938)	(441,042,424)

Total Class IA transactions	(218,011,859)	(170,164,595)

Class IB
Capital shares sold [ 934,295 and 2,166,896 shares, respectively ]	42,603,605	86,606,024
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,171,930 shares, respectively ]	—	91,269,376
Capital shares repurchased [ (2,716,550) and (4,589,713) shares, respectively ]	(124,079,013)	(183,882,278)

Total Class IB transactions	(81,475,408)	(6,006,878)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(299,487,267)	(176,171,473)

TOTAL INCREASE (DECREASE) IN NET ASSETS	576,072,701	896,641,485
NET ASSETS:
Beginning of period	6,698,041,204	5,801,399,719

End of period	$7,274,113,905	$6,698,041,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IA			2023	2022	2021	2020	2019
Net asset value, beginning of period	$43.14		$36.26	$48.10	$41.35	$36.67	$29.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.35	0.36	0.30	0.40	0.47
Net realized and unrealized gain (loss)	5.58		8.71	(9.64)	9.93	6.73	8.49

Total from investment operations	5.76		9.06	(9.28)	10.23	7.13	8.96

Less distributions:
Dividends from net investment income	—		(0.46)	(0.32)	(0.33)	(0.42)	(0.51)
Distributions from net realized gains	—		(1.72)	(2.24)	(3.15)	(2.03)	(1.63)

Total dividends and distributions	—		(2.18)	(2.56)	(3.48)	(2.45)	(2.14)

Net asset value, end of period	$48.90		$43.14	$36.26	$48.10	$41.35	$36.67

Total return (b)	13.35%		25.12%	(19.46)%	24.93%	19.77%	30.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,241,725		$4,828,771	$4,220,653	$5,655,827	$4,920,389	$4,482,210
Ratio of expenses to average net assets:
After waivers (a)(f)	0.67%		0.68%	0.68%	0.68%	0.69%	0.69%
Before waivers (a)(f)	0.68%		0.70%	0.68%	0.68%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.76%		0.88%	0.87%	0.65%	1.10%	1.35%
Before waivers (a)(f)	0.76%		0.86%	0.87%	0.65%	1.10%	1.35%
Portfolio turnover rate^	1	%(z)	2%	3%	3%	4%	3%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.78		$35.97	$47.75	$41.07	$36.44	$29.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.35	0.35	0.30	0.40	0.47
Net realized and unrealized gain (loss)	5.55		8.64	(9.57)	9.86	6.68	8.44

Total from investment operations	5.72		8.99	(9.22)	10.16	7.08	8.91

Less distributions:
Dividends from net investment income	—		(0.46)	(0.32)	(0.33)	(0.42)	(0.51)
Distributions from net realized gains	—		(1.72)	(2.24)	(3.15)	(2.03)	(1.63)

Total dividends and distributions	—		(2.18)	(2.56)	(3.48)	(2.45)	(2.14)

Net asset value, end of period	$48.50		$42.78	$35.97	$47.75	$41.07	$36.44

Total return (b)	13.37%		25.13%	(19.47)%	24.93%	19.76%	30.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,032,389		$1,869,271	$1,580,746	$2,088,870	$1,790,054	$1,608,682
Ratio of expenses to average net assets:
After waivers (a)(f)	0.67%		0.68%	0.68%	0.68%	0.69%	0.69%
Before waivers (a)(f)	0.68%		0.70%	0.68%	0.68%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.77%		0.88%	0.87%	0.65%	1.10%	1.35%
Before waivers (a)(f)	0.76%		0.86%	0.87%	0.65%	1.10%	1.35%
Portfolio turnover rate^	1	%(z)	2%	3%	3%	4%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA 3.350%, 10/15/29	$236,343	$216,363
Delta Air Lines Pass-Through Trust, Series 2020-1 AA 2.000%, 6/10/28	380,412	345,376
Evergy Metro, Inc.,
3.650%, 8/15/25	500,000	489,894
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	2,641,845	2,638,543
Series 2020-1 B 4.875%, 1/15/26	60,480	59,591

Total Asset-Backed Securities		3,749,767

Corporate Bonds (31.5%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.539%, 2/20/26	600,000	599,409
3.800%, 2/15/27 (x)	1,000,000	966,039
2.300%, 6/1/27 (x)	500,000	462,239
1.650%, 2/1/28	185,000	164,101
4.100%, 2/15/28	453,000	437,166
4.350%, 3/1/29	1,665,000	1,614,492
4.300%, 2/15/30	5,159,000	4,937,591
5.400%, 2/15/34	3,000,000	2,995,965
Bell Canada (The)
5.100%, 5/11/33	500,000	491,238
5.200%, 2/15/34	2,000,000	1,958,567
British Telecommunications plc
5.125%, 12/4/28	500,000	498,338
9.625%, 12/15/30 (e)	2,000,000	2,443,691
Deutsche Telekom International Finance BV
8.750%, 6/15/30 (e)	2,500,000	2,915,684
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	426,946
TELUS Corp.
2.800%, 2/16/27 (x)	400,000	375,778
Verizon Communications, Inc.
1.450%, 3/20/26 (x)	790,000	739,660
3.000%, 3/22/27	375,000	354,635
2.100%, 3/22/28	750,000	673,624
4.329%, 9/21/28	7,238,000	7,028,185
3.875%, 2/8/29	140,000	132,973
4.016%, 12/3/29	1,500,000	1,417,006
3.150%, 3/22/30	375,000	337,698
1.500%, 9/18/30	600,000	489,592
1.680%, 10/30/30	1,957,000	1,589,257
2.550%, 3/21/31	1,220,000	1,036,695
5.050%, 5/9/33	325,000	320,388

		35,406,957

Entertainment (0.2%)
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	595,439
1.850%, 2/15/31	295,000	241,258
Take-Two Interactive Software, Inc.
5.000%, 3/28/26	500,000	496,447
4.950%, 3/28/28	500,000	495,108
5.400%, 6/12/29	95,000	95,528
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	190,330
2.000%, 9/3/30	215,000	177,781
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	487,186
1.850%, 7/30/26	465,000	434,340
2.950%, 6/15/27	1,000,000	945,328
Walt Disney Co. (The)
3.700%, 10/15/25	1,040,000	1,020,505
1.750%, 1/13/26 (x)	1,070,000	1,014,632
3.375%, 11/15/26	300,000	288,316
2.200%, 1/13/28	700,000	640,654
2.000%, 9/1/29	500,000	434,107
2.650%, 1/13/31 (x)	1,250,000	1,092,502
Warnermedia Holdings, Inc.
3.755%, 3/15/27	1,840,000	1,745,272
4.054%, 3/15/29	555,000	511,688
4.279%, 3/15/32	1,145,000	997,253

		11,903,674

Interactive Media & Services (0.1%)
Alphabet, Inc.
0.450%, 8/15/25	435,000	413,846
1.998%, 8/15/26	500,000	470,713
0.800%, 8/15/27 (x)	1,000,000	890,101
1.100%, 8/15/30	650,000	530,441
Baidu, Inc.
1.720%, 4/9/26	200,000	187,640
1.625%, 2/23/27	290,000	264,199
4.375%, 3/29/28	290,000	282,819
4.875%, 11/14/28	315,000	312,020
2.375%, 10/9/30	200,000	169,732
2.375%, 8/23/31	500,000	414,805
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	497,367
4.800%, 5/15/30	350,000	350,106
4.950%, 5/15/33 (x)	2,750,000	2,770,135
Weibo Corp.
3.375%, 7/8/30	500,000	437,125

		7,991,049

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	1,118,000	1,103,868
2.250%, 1/15/29	585,000	500,351
6.100%, 6/1/29	3,235,000	3,234,547
Comcast Corp.
3.950%, 10/15/25	1,750,000	1,723,001
3.150%, 3/1/26	2,000,000	1,934,700
4.150%, 10/15/28	5,025,000	4,862,771
4.550%, 1/15/29	350,000	344,517
5.100%, 6/1/29 (x)	295,000	297,102
3.400%, 4/1/30	2,500,000	2,295,163
4.650%, 2/15/33	750,000	725,177
4.800%, 5/15/33 (x)	500,000	486,973
Discovery Communications LLC
4.900%, 3/11/26 (x)	500,000	492,574
4.125%, 5/15/29	455,000	419,328
3.625%, 5/15/30	1,310,000	1,152,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Fox Corp.
4.709%, 1/25/29	$730,000	$715,744
3.500%, 4/8/30	2,000,000	1,821,165
6.500%, 10/13/33	450,000	471,598
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	243,786
2.400%, 3/1/31	1,750,000	1,462,843
5.375%, 6/15/33	350,000	345,010
Paramount Global
3.375%, 2/15/28	570,000	519,148

		25,151,921

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	465,815
2.875%, 5/7/30	1,450,000	1,279,625
4.700%, 7/21/32	405,000	389,812
Rogers Communications, Inc.
3.625%, 12/15/25	500,000	485,571
2.900%, 11/15/26	500,000	472,305
3.200%, 3/15/27	500,000	472,506
3.800%, 3/15/32 (x)	625,000	543,248
5.300%, 2/15/34	2,000,000	1,967,493
T-Mobile USA, Inc.
1.500%, 2/15/26	1,000,000	938,734
3.750%, 4/15/27	2,500,000	2,404,119
2.050%, 2/15/28	700,000	628,267
4.950%, 3/15/28	305,000	302,953
4.800%, 7/15/28	625,000	616,452
2.400%, 3/15/29	340,000	300,974
3.875%, 4/15/30	3,000,000	2,806,253
5.200%, 1/15/33 (x)	2,610,000	2,581,797
5.750%, 1/15/34	2,000,000	2,059,648

		18,715,572

Total Communication Services		99,169,173

Consumer Discretionary (1.6%)
Automobile Components (0.1%)
Aptiv plc
4.350%, 3/15/29	105,000	101,272
BorgWarner, Inc.
2.650%, 7/1/27	300,000	277,822
Lear Corp.
4.250%, 5/15/29	125,000	119,066
Magna International, Inc.
4.150%, 10/1/25	250,000	246,230
5.980%, 3/21/26	500,000	499,477
2.450%, 6/15/30	300,000	258,777
5.500%, 3/21/33	500,000	509,507

		2,012,151

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,058,025
6.100%, 8/19/32	2,500,000	2,494,375
General Motors Co.
6.800%, 10/1/27	405,000	419,967
5.000%, 10/1/28	750,000	742,346
5.400%, 10/15/29	500,000	497,032
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	390,418
Honda Motor Co. Ltd.
2.534%, 3/10/27	165,000	154,636
2.967%, 3/10/32	200,000	175,475
Toyota Motor Corp.
5.275%, 7/13/26	240,000	240,554
5.118%, 7/13/28	500,000	503,818
3.669%, 7/20/28	355,000	341,641
2.760%, 7/2/29	250,000	228,820
2.362%, 3/25/31	600,000	517,005
5.123%, 7/13/33	500,000	521,342

		9,285,454

Broadline Retail (0.3%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,681,637
2.125%, 2/9/31	490,000	405,515
Amazon.com, Inc.
4.600%, 12/1/25	1,000,000	993,236
5.200%, 12/3/25	500,000	500,488
1.000%, 5/12/26	1,300,000	1,209,166
3.300%, 4/13/27	1,300,000	1,246,858
1.200%, 6/3/27	340,000	306,804
3.150%, 8/22/27	4,000,000	3,792,470
4.550%, 12/1/27	1,000,000	992,480
3.600%, 4/13/32 (x)	1,650,000	1,518,629
4.700%, 12/1/32	1,000,000	993,137
eBay, Inc.
3.600%, 6/5/27	750,000	718,952
2.700%, 3/11/30	700,000	618,672
2.600%, 5/10/31	1,000,000	849,553
JD.com, Inc.
3.875%, 4/29/26	500,000	485,690
3.375%, 1/14/30	320,000	291,667

		16,604,954

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	231,048
6.875%, 11/1/33	1,000,000	1,102,056

		1,333,104

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	31,568
Yale University
Series 2020
1.482%, 4/15/30	500,000	417,474

		449,042

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
3.600%, 6/1/26	500,000	485,674
4.625%, 4/13/30	1,500,000	1,474,971
Darden Restaurants, Inc.
6.300%, 10/10/33 (x)	290,000	299,468
Expedia Group, Inc.
4.625%, 8/1/27	840,000	824,263
3.250%, 2/15/30	1,500,000	1,352,178
2.950%, 3/15/31	185,000	160,257
Hyatt Hotels Corp.
4.850%, 3/15/26 (x)	250,000	247,058
5.750%, 1/30/27	320,000	322,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 9/15/28	$950,000	$915,495
5.250%, 6/30/29	275,000	272,619
Las Vegas Sands Corp.
6.000%, 8/15/29	250,000	251,210
Marriott International, Inc.
5.000%, 10/15/27	165,000	164,395
5.550%, 10/15/28	585,000	593,081
4.900%, 4/15/29 (x)	185,000	183,130
Series AA
4.650%, 12/1/28	500,000	488,500
Series FF
4.625%, 6/15/30	725,000	703,165
Series R
3.125%, 6/15/26	500,000	479,433
Series X
4.000%, 4/15/28	500,000	480,254
McDonald’s Corp.
1.450%, 9/1/25	200,000	191,118
3.500%, 3/1/27	775,000	743,476
3.800%, 4/1/28	1,100,000	1,056,705
4.800%, 8/14/28	500,000	496,677
5.000%, 5/17/29	320,000	319,245
2.625%, 9/1/29 (x)	290,000	259,678
2.125%, 3/1/30	220,000	188,927
4.600%, 9/9/32	350,000	338,403
4.950%, 8/14/33	500,000	493,923
Starbucks Corp.
3.800%, 8/15/25	700,000	688,538
4.750%, 2/15/26	185,000	183,574
2.450%, 6/15/26	500,000	474,521
2.000%, 3/12/27	350,000	322,719
3.500%, 3/1/28	750,000	710,315
4.000%, 11/15/28	800,000	771,050
2.250%, 3/12/30 (x)	350,000	301,376
3.000%, 2/14/32	220,000	190,631
4.800%, 2/15/33	355,000	346,682

		17,775,306

Household Durables (0.1%)
DR Horton, Inc.
2.600%, 10/15/25 (x)	350,000	337,267
1.300%, 10/15/26	275,000	251,364
1.400%, 10/15/27	750,000	666,301
Leggett & Platt, Inc.
3.500%, 11/15/27	500,000	457,747
4.400%, 3/15/29 (x)	350,000	319,663
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	127,606
3.625%, 5/15/30	350,000	320,580
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,167,284
PulteGroup, Inc.
5.000%, 1/15/27	424,000	420,510
Whirlpool Corp.
4.750%, 2/26/29	150,000	147,686
4.700%, 5/14/32 (x)	285,000	271,469
5.500%, 3/1/33	100,000	98,732

		4,586,209

Leisure Products (0.0%)†
Hasbro, Inc.
3.550%, 11/19/26	250,000	238,285
3.500%, 9/15/27	290,000	272,986
3.900%, 11/19/29	500,000	461,397

		972,668

Specialty Retail (0.5%)
AutoNation, Inc.
4.500%, 10/1/25	215,000	211,740
3.800%, 11/15/27 (x)	500,000	470,556
1.950%, 8/1/28	225,000	194,723
2.400%, 8/1/31	150,000	120,721
3.850%, 3/1/32 (x)	300,000	266,836
AutoZone, Inc.
3.125%, 4/21/26	125,000	119,994
5.050%, 7/15/26	375,000	373,359
4.500%, 2/1/28	280,000	273,664
3.750%, 4/18/29	500,000	469,962
5.100%, 7/15/29	385,000	383,315
4.750%, 8/1/32 (x)	330,000	317,068
5.200%, 8/1/33	500,000	493,258
Best Buy Co., Inc.
4.450%, 10/1/28 (x)	1,000,000	975,654
1.950%, 10/1/30	375,000	309,968
Home Depot, Inc. (The)
3.350%, 9/15/25	490,000	479,023
4.000%, 9/15/25	145,000	142,936
3.000%, 4/1/26	750,000	722,483
2.125%, 9/15/26	625,000	586,801
2.875%, 4/15/27	335,000	317,084
2.800%, 9/14/27	750,000	702,536
0.900%, 3/15/28	700,000	608,772
3.900%, 12/6/28 (x)	290,000	280,258
4.900%, 4/15/29	585,000	586,267
2.950%, 6/15/29	455,000	417,398
4.750%, 6/25/29 (x)	340,000	338,077
3.250%, 4/15/32	435,000	385,871
4.500%, 9/15/32	440,000	426,690
4.950%, 6/25/34	3,000,000	2,974,586
Lowe’s Cos., Inc.
4.400%, 9/8/25	140,000	138,217
3.375%, 9/15/25	510,000	497,614
4.800%, 4/1/26	200,000	198,176
2.500%, 4/15/26	750,000	714,599
3.350%, 4/1/27	180,000	171,692
3.100%, 5/3/27	750,000	708,887
1.300%, 4/15/28	655,000	571,054
1.700%, 9/15/28	250,000	218,507
3.650%, 4/5/29	680,000	638,553
1.700%, 10/15/30	655,000	533,381
2.625%, 4/1/31 (x)	1,750,000	1,494,097
3.750%, 4/1/32	500,000	454,534
5.000%, 4/15/33	415,000	408,626
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	484,051
4.350%, 6/1/28	800,000	778,385
4.700%, 6/15/32	250,000	241,476
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,295,833
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	470,629
1.150%, 5/15/28	300,000	261,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Tractor Supply Co.
1.750%, 11/1/30	$280,000	$226,852
5.250%, 5/15/33	75,000	74,528

		24,530,535

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26	1,000,000	942,239
2.850%, 3/27/30	1,000,000	898,988
PVH Corp.
4.625%, 7/10/25	145,000	143,089
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	342,379
2.950%, 6/15/30	130,000	115,989
Tapestry, Inc.
7.850%, 11/27/33 (x)	610,000	642,127
VF Corp.
2.950%, 4/23/30	2,000,000	1,661,846

		4,746,657

Total Consumer Discretionary		82,296,080

Consumer Staples (1.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,310,020
4.750%, 1/23/29 (x)	3,470,000	3,448,347
Brown-Forman Corp.
4.750%, 4/15/33 (x)	800,000	784,243
Coca-Cola Co. (The)
2.900%, 5/25/27	500,000	474,162
1.450%, 6/1/27 (x)	300,000	273,959
1.500%, 3/5/28	730,000	653,092
1.000%, 3/15/28	440,000	386,496
2.125%, 9/6/29	750,000	660,776
1.650%, 6/1/30	1,010,000	846,908
2.000%, 3/5/31	835,000	701,073
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	244,541
5.250%, 6/1/29	125,000	125,315
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,143,757
Constellation Brands, Inc.
4.400%, 11/15/25	335,000	330,220
5.000%, 2/2/26	85,000	84,807
3.500%, 5/9/27	300,000	286,766
4.350%, 5/9/27	500,000	488,052
4.650%, 11/15/28	310,000	303,639
3.150%, 8/1/29	750,000	680,533
2.250%, 8/1/31	475,000	390,130
4.750%, 5/9/32	500,000	480,346
4.900%, 5/1/33	250,000	241,601
Diageo Capital plc
1.375%, 9/29/25	245,000	233,059
3.875%, 5/18/28	400,000	385,419
2.375%, 10/24/29	410,000	362,436
2.000%, 4/29/30	245,000	209,055
5.625%, 10/5/33	1,500,000	1,558,586
Keurig Dr Pepper, Inc.
2.550%, 9/15/26	200,000	188,533
3.950%, 4/15/29 (x)	500,000	475,218
2.250%, 3/15/31	210,000	174,777
4.050%, 4/15/32	335,000	311,192
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	651,300
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	2,000,000	1,949,070
PepsiCo, Inc.
4.550%, 2/13/26	195,000	193,650
2.850%, 2/24/26	300,000	289,736
2.375%, 10/6/26 (x)	670,000	632,658
2.625%, 3/19/27	350,000	329,452
3.600%, 2/18/28	500,000	480,951
4.450%, 5/15/28	300,000	297,897
2.625%, 7/29/29	375,000	338,883
2.750%, 3/19/30	350,000	313,038
1.625%, 5/1/30	190,000	158,935
1.950%, 10/21/31	3,130,000	2,577,358
3.900%, 7/18/32	200,000	187,043
4.450%, 2/15/33 (x)	300,000	298,099

		26,935,128

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,389,302
Dollar General Corp.
4.150%, 11/1/25	125,000	122,650
3.875%, 4/15/27	500,000	481,470
4.625%, 11/1/27	400,000	391,345
5.200%, 7/5/28	415,000	414,156
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	415,262
Kroger Co. (The)
2.650%, 10/15/26 (x)	600,000	566,394
4.500%, 1/15/29	350,000	343,396
1.700%, 1/15/31	625,000	503,821
Sysco Corp.
2.400%, 2/15/30	115,000	99,529
5.950%, 4/1/30	2,000,000	2,081,917
2.450%, 12/14/31	180,000	148,955
Target Corp.
2.500%, 4/15/26	2,000,000	1,914,931
1.950%, 1/15/27	400,000	372,145
3.375%, 4/15/29	750,000	705,567
4.500%, 9/15/32	500,000	481,710
4.400%, 1/15/33	85,000	81,731
Walmart, Inc.
3.900%, 9/9/25	450,000	443,497
4.000%, 4/15/26	135,000	132,872
3.050%, 7/8/26	415,000	400,651
1.050%, 9/17/26	500,000	460,232
3.950%, 9/9/27	440,000	429,419
3.900%, 4/15/28 (x)	315,000	307,086
1.500%, 9/22/28	475,000	419,551
2.375%, 9/24/29	19,000	17,005
4.000%, 4/15/30	250,000	242,809
1.800%, 9/22/31 (x)	210,000	173,181
4.150%, 9/9/32	470,000	453,221
4.100%, 4/15/33 (x)	2,335,000	2,220,424

		17,214,229

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	473,988
2.900%, 3/1/32	340,000	290,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	$500,000	$478,490
3.250%, 8/15/26	215,000	205,433
3.750%, 9/25/27	225,000	214,554
2.750%, 5/14/31	750,000	643,041
Campbell Soup Co.
5.400%, 3/21/34	750,000	746,629
Conagra Brands, Inc.
4.600%, 11/1/25	535,000	528,126
5.300%, 10/1/26	295,000	294,307
4.850%, 11/1/28	885,000	868,242
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	513,068
2.400%, 3/15/31	160,000	133,457
General Mills, Inc.
4.200%, 4/17/28	375,000	363,477
2.250%, 10/14/31	875,000	719,179
4.950%, 3/29/33	180,000	175,582
Hershey Co. (The)
3.200%, 8/21/25	300,000	293,603
4.250%, 5/4/28	350,000	344,516
2.450%, 11/15/29	200,000	177,627
1.700%, 6/1/30	390,000	326,042
4.500%, 5/4/33	355,000	345,410
Hormel Foods Corp.
1.700%, 6/3/28	535,000	475,294
1.800%, 6/11/30	415,000	348,210
Ingredion, Inc.
3.200%, 10/1/26	200,000	190,751
J M Smucker Co. (The)
3.375%, 12/15/27 (x)	850,000	804,323
2.375%, 3/15/30 (x)	185,000	159,982
JBS USA Holding Lux Sarl
5.125%, 2/1/28	2,500,000	2,468,335
Kellanova
3.400%, 11/15/27	650,000	615,319
4.300%, 5/15/28	500,000	487,335
5.250%, 3/1/33	180,000	179,133
McCormick & Co., Inc.
0.900%, 2/15/26	235,000	218,788
3.400%, 8/15/27 (x)	750,000	712,765
1.850%, 2/15/31	165,000	134,126
4.950%, 4/15/33	290,000	284,229
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	599,692
Mondelez International, Inc.
2.625%, 3/17/27 (x)	400,000	374,825
2.750%, 4/13/30	835,000	739,716
3.000%, 3/17/32	400,000	345,145
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	244,175
3.550%, 6/2/27	975,000	932,564
4.350%, 3/1/29	325,000	312,245
Unilever Capital Corp.
3.100%, 7/30/25	300,000	293,767
2.000%, 7/28/26	250,000	234,787
3.500%, 3/22/28	1,000,000	954,799
4.875%, 9/8/28	200,000	200,106
2.125%, 9/6/29	500,000	439,589
1.375%, 9/14/30	210,000	171,316
1.750%, 8/12/31	345,000	280,397

		21,336,784

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	174,731
Clorox Co. (The)
3.100%, 10/1/27	500,000	470,372
3.900%, 5/15/28	500,000	480,985
4.400%, 5/1/29	500,000	487,017
1.800%, 5/15/30	140,000	116,622
4.600%, 5/1/32	500,000	484,020
Colgate-Palmolive Co.
3.100%, 8/15/25	125,000	122,398
3.100%, 8/15/27	250,000	238,005
4.600%, 3/1/28	355,000	354,624
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	293,242
2.750%, 2/15/26	250,000	240,925
1.050%, 9/15/27	250,000	221,625
3.950%, 11/1/28	375,000	362,214
3.200%, 4/25/29	750,000	698,935
2.000%, 11/2/31	750,000	621,448
4.500%, 2/16/33	100,000	97,079
Procter & Gamble Co. (The)
0.550%, 10/29/25	500,000	471,826
4.100%, 1/26/26	125,000	123,377
1.000%, 4/23/26	350,000	327,255
2.450%, 11/3/26	500,000	473,348
1.900%, 2/1/27	600,000	558,323
2.850%, 8/11/27	1,000,000	944,511
3.950%, 1/26/28 (x)	250,000	244,788
1.200%, 10/29/30 (x)	500,000	406,637
1.950%, 4/23/31	1,000,000	851,648
2.300%, 2/1/32 (x)	600,000	515,306
4.050%, 1/26/33 (x)	250,000	240,020

		10,621,281

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
3.150%, 3/15/27	500,000	476,959
4.375%, 5/15/28	225,000	220,674
1.950%, 3/15/31	585,000	480,286
4.650%, 5/15/33	250,000	241,709
Haleon US Capital LLC
3.375%, 3/24/27	550,000	524,118
3.375%, 3/24/29	500,000	464,409
3.625%, 3/24/32	610,000	546,956

		2,955,111

Tobacco (0.3%)
Altria Group, Inc.
4.400%, 2/14/26	195,000	191,774
2.625%, 9/16/26 (x)	430,000	405,298
3.400%, 5/6/30	2,240,000	2,026,290
6.875%, 11/1/33	1,000,000	1,079,514
BAT Capital Corp.
3.215%, 9/6/26	750,000	715,225
2.259%, 3/25/28	350,000	313,493
3.462%, 9/6/29	750,000	683,160
4.906%, 4/2/30	1,500,000	1,461,555
6.343%, 8/2/30	500,000	522,081
4.742%, 3/16/32	500,000	473,730
7.750%, 10/19/32	110,000	123,795
6.421%, 8/2/33	500,000	523,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
BAT International Finance plc
1.668%, 3/25/26	$350,000	$327,938
4.448%, 3/16/28	500,000	483,687
5.931%, 2/2/29	390,000	399,128
Philip Morris International, Inc.
3.375%, 8/11/25	250,000	244,397
4.875%, 2/13/26	1,375,000	1,364,098
0.875%, 5/1/26	300,000	276,806
3.125%, 8/17/27	1,000,000	943,249
4.875%, 2/15/28	1,500,000	1,486,976
5.250%, 9/7/28	500,000	503,845
5.125%, 2/15/30	1,500,000	1,495,207
2.100%, 5/1/30	120,000	101,598
1.750%, 11/1/30	300,000	244,334
5.375%, 2/15/33	1,500,000	1,491,326
5.625%, 9/7/33	500,000	505,213

		18,386,815

Total Consumer Staples		97,449,348

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	463,291
3.337%, 12/15/27	1,250,000	1,177,639
3.138%, 11/7/29	215,000	195,465
4.486%, 5/1/30	145,000	140,897
Halliburton Co.
3.800%, 11/15/25	38,000	37,171
2.920%, 3/1/30	2,000,000	1,785,027
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	87,583
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	119,249
Schlumberger Investment SA
4.500%, 5/15/28	500,000	492,691
2.650%, 6/26/30	1,350,000	1,188,953
4.850%, 5/15/33	270,000	264,614

		5,952,580

Oil, Gas & Consumable Fuels (1.5%)
Boardwalk Pipelines LP
5.950%, 6/1/26	250,000	251,194
4.800%, 5/3/29	415,000	404,853
BP Capital Markets America, Inc.
3.410%, 2/11/26	750,000	728,826
3.119%, 5/4/26	500,000	481,098
4.234%, 11/6/28	1,250,000	1,211,555
4.970%, 10/17/29	500,000	498,816
1.749%, 8/10/30	3,300,000	2,732,076
2.721%, 1/12/32	625,000	532,101
4.812%, 2/13/33	215,000	208,234
4.893%, 9/11/33	1,000,000	971,029
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,182,879
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.450%, 12/1/33 (k)(x)(y)	1,000,000	1,027,753
Canadian Natural Resources Ltd.
2.050%, 7/15/25	350,000	337,122
3.850%, 6/1/27	1,300,000	1,248,599
2.950%, 7/15/30	350,000	306,816
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,497,652
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	933,963
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,443,827
1.995%, 5/11/27	250,000	230,824
2.236%, 5/11/30 (x)	1,325,000	1,144,614
Chevron USA, Inc.
0.687%, 8/12/25	665,000	633,125
1.018%, 8/12/27	310,000	275,135
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	550,680
CNOOC Finance 2015 USA LLC
4.375%, 5/2/28	200,000	197,470
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	333,872
Devon Energy Corp.
5.850%, 12/15/25	500,000	501,078
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	734,353
5.150%, 1/30/30	375,000	373,845
Enbridge, Inc.
1.600%, 10/4/26	270,000	248,462
4.250%, 12/1/26 (x)	500,000	487,909
3.125%, 11/15/29 (x)	750,000	677,645
5.700%, 3/8/33	275,000	277,023
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.200%, 6/27/54 (k)	2,000,000	2,012,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84 (k)	355,000	381,625
Energy Transfer LP
5.950%, 12/1/25	250,000	250,711
4.750%, 1/15/26	1,250,000	1,234,547
3.900%, 7/15/26	500,000	483,937
4.950%, 5/15/28	300,000	295,742
4.950%, 6/15/28	375,000	369,981
5.250%, 4/15/29	1,000,000	999,285
4.150%, 9/15/29	750,000	709,232
6.400%, 12/1/30	460,000	482,667
6.550%, 12/1/33	1,500,000	1,588,089
5.550%, 5/15/34	1,000,000	987,152
Enterprise Products Operating LLC
5.050%, 1/10/26	115,000	114,650
4.150%, 10/16/28	600,000	579,054
3.125%, 7/31/29	750,000	687,111
2.800%, 1/31/30	755,000	673,879
5.350%, 1/31/33	500,000	504,647
4.850%, 1/31/34	1,000,000	971,145
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78 (k)	500,000	466,710
Series E (CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77 (k)	750,000	717,446
EOG Resources, Inc.
4.150%, 1/15/26	500,000	492,408
EQT Corp.
5.700%, 4/1/28	375,000	378,319
5.750%, 2/1/34	2,000,000	1,977,190
Equinor ASA
1.750%, 1/22/26	415,000	393,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 9/10/28	$600,000	$572,632
2.375%, 5/22/30	375,000	326,881
Exxon Mobil Corp.
3.043%, 3/1/26	2,025,000	1,957,658
2.275%, 8/16/26	500,000	473,243
HF Sinclair Corp.
5.875%, 4/1/26	250,000	251,659
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,580,259
4.300%, 3/1/28	1,250,000	1,212,845
5.400%, 2/1/34	2,000,000	1,972,005
Marathon Oil Corp.
4.400%, 7/15/27	750,000	733,376
Marathon Petroleum Corp.
3.800%, 4/1/28	300,000	285,848
MPLX LP
1.750%, 3/1/26	350,000	329,052
4.125%, 3/1/27	2,085,000	2,022,678
2.650%, 8/15/30	455,000	391,370
ONEOK, Inc.
2.200%, 9/15/25	350,000	335,642
5.850%, 1/15/26	160,000	160,604
5.000%, 3/1/26	250,000	248,379
5.550%, 11/1/26	290,000	291,263
4.000%, 7/13/27	225,000	217,021
5.650%, 11/1/28	190,000	192,789
4.350%, 3/15/29	500,000	480,833
3.400%, 9/1/29	500,000	458,396
3.100%, 3/15/30	350,000	312,382
3.250%, 6/1/30	250,000	224,395
5.800%, 11/1/30	310,000	317,002
Ovintiv, Inc.
5.650%, 5/15/28	420,000	424,559
Phillips 66
1.300%, 2/15/26	140,000	131,138
3.900%, 3/15/28	500,000	479,145
Phillips 66 Co.
3.550%, 10/1/26	300,000	289,242
4.950%, 12/1/27	500,000	498,428
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	328,292
5.100%, 3/29/26	160,000	159,808
1.900%, 8/15/30	1,000,000	835,702
2.150%, 1/15/31	260,000	218,309
Plains All American Pipeline LP
4.500%, 12/15/26	500,000	488,782
3.550%, 12/15/29	2,500,000	2,280,690
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	500,000	495,235
4.500%, 5/15/30	1,225,000	1,174,521
Spectra Energy Partners LP
3.375%, 10/15/26	315,000	301,368
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,036,866
6.500%, 3/30/34	2,000,000	2,111,064
TC PipeLines LP
3.900%, 5/25/27	200,000	191,366
TotalEnergies Capital International SA
3.455%, 2/19/29	750,000	702,895
TotalEnergies Capital SA
3.883%, 10/11/28 (x)	250,000	240,251
TransCanada PipeLines Ltd.
4.875%, 1/15/26	550,000	544,996
6.203%, 3/9/26	500,000	499,836
4.250%, 5/15/28 (x)	1,750,000	1,691,145
2.500%, 10/12/31	625,000	524,146
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	479,997
3.250%, 5/15/30	250,000	225,367
Valero Energy Corp.
2.150%, 9/15/27 (x)	750,000	683,227
4.350%, 6/1/28	240,000	232,096
4.000%, 4/1/29	765,000	726,781
Valero Energy Partners LP
4.500%, 3/15/28	500,000	486,845
Western Midstream Operating LP
6.350%, 1/15/29	415,000	427,971
6.150%, 4/1/33	415,000	423,256
Williams Cos., Inc. (The)
5.400%, 3/2/26	385,000	384,636
3.750%, 6/15/27	500,000	479,297
5.300%, 8/15/28	500,000	501,109
2.600%, 3/15/31	1,165,000	982,937
4.650%, 8/15/32 (x)	750,000	712,866
5.650%, 3/15/33	500,000	504,927
5.150%, 3/15/34	750,000	729,989

		80,393,591

Total Energy		86,346,171

Financials (13.3%)
Banks (7.5%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	1,000,000	979,644
Series 3a2
5.671%, 10/3/25	600,000	602,715
Banco Bilbao Vizcaya Argentaria SA
1.125%, 9/18/25	800,000	757,211
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)	600,000	599,986
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28 (k)	600,000	611,535
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	500,000	546,117
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 6.033%, 3/13/35 (k)	1,000,000	996,558
Banco Santander SA
5.147%, 8/18/25	460,000	456,599
1.849%, 3/25/26	600,000	561,818
4.250%, 4/11/27	1,000,000	967,135
5.294%, 8/18/27	435,000	432,150
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27 (k)	485,000	444,558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	200,000	192,772
4.379%, 4/12/28	1,200,000	1,154,965
5.588%, 8/8/28	500,000	503,869
3.306%, 6/27/29	800,000	731,761
3.490%, 5/28/30	200,000	178,734
2.749%, 12/3/30	1,745,000	1,448,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.958%, 3/25/31 (x)	$480,000	$410,834
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	600,000	501,138
6.921%, 8/8/33	295,000	308,579
6.938%, 11/7/33	1,250,000	1,367,793
6.350%, 3/14/34	600,000	599,971
Bank of America Corp.
4.450%, 3/3/26	655,000	643,701
(SOFR + 1.75%), 4.827%, 7/22/26 (k)	1,000,000	991,040
(SOFR + 1.01%), 1.197%, 10/24/26 (k)	1,500,000	1,413,454
(SOFR + 1.29%), 5.080%, 1/20/27 (k)	500,000	496,404
(CME Term SOFR 3 Month + 1.32%), 3.559%, 4/23/27 (k)	1,500,000	1,449,400
(SOFR + 0.96%), 1.734%, 7/22/27 (k)	2,410,000	2,233,512
(SOFR + 1.34%), 5.933%, 9/15/27 (k)	1,000,000	1,010,419
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28 (k)	1,000,000	962,427
(SOFR + 1.05%), 2.551%, 2/4/28 (k)	800,000	746,088
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)	1,500,000	1,434,285
(SOFR + 1.58%), 4.376%, 4/27/28 (k)	1,250,000	1,221,057
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)	4,450,000	4,182,972
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)	2,000,000	1,910,633
(SOFR + 1.63%), 5.202%, 4/25/29 (k)	1,000,000	998,070
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	1,904,882
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)	2,250,000	2,167,200
(SOFR + 1.57%), 5.819%, 9/15/29 (k)	1,000,000	1,019,857
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30 (k)	1,300,000	1,180,412
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	2,500,000	2,154,331
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	1,000,000	821,368
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,226,856
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	2,000,000	1,690,097
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	1,500,000	1,224,606
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	1,350,000	1,116,171
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	490,000	414,454
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	944,484
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	1,000,000	981,194
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	1,000,000	987,299
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	1,750,000	1,803,499
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	2,000,000	2,001,701
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	1,750,000	1,395,975
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)	1,400,000	1,227,777
Series N
(SOFR + 0.91%), 1.658%, 3/11/27 (k)	750,000	703,352
(SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	423,694
Bank of America NA
5.650%, 8/18/25	750,000	751,883
5.526%, 8/18/26	750,000	754,263
Bank of Montreal
5.920%, 9/25/25	500,000	502,066
5.300%, 6/5/26 (x)	350,000	349,030
1.250%, 9/15/26 (x)	500,000	457,557
(SOFR + 0.60%), 0.949%, 1/22/27 (k)(x)	1,200,000	1,120,502
2.650%, 3/8/27	265,000	247,844
5.203%, 2/1/28	500,000	500,256
5.717%, 9/25/28	500,000	509,344
5.511%, 6/4/31	500,000	503,819
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37 (k)	750,000	612,131
Series H
4.700%, 9/14/27 (x)	500,000	493,238
Bank of Nova Scotia (The)
4.750%, 2/2/26	120,000	118,680
1.050%, 3/2/26	750,000	697,778
1.350%, 6/24/26 (x)	500,000	462,336
2.700%, 8/3/26 (x)	750,000	710,661
1.300%, 9/15/26	500,000	458,264
1.950%, 2/2/27 (x)	175,000	161,222
2.951%, 3/11/27	500,000	471,294
5.250%, 6/12/28 (x)	200,000	200,749
5.450%, 8/1/29	295,000	298,667
4.850%, 2/1/30	125,000	122,920
2.150%, 8/1/31	500,000	410,898
2.450%, 2/2/32	250,000	206,184
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81 (k)	2,250,000	1,890,000
BankUnited, Inc.
5.125%, 6/11/30	750,000	668,437
Barclays plc
4.375%, 1/12/26	1,500,000	1,473,307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26 (k)	925,000	918,656
(SOFR + 2.21%), 5.829%, 5/9/27 (k)	750,000	751,293
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27 (k)	735,000	680,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28 (k)	$690,000	$688,596
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	1,000,000	978,084
(SOFR + 1.74%), 5.690%, 3/12/30 (k)	2,000,000	2,004,244
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30 (k)	2,000,000	1,913,808
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	830,281
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	675,000	558,016
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	450,000	461,182
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	935,000	991,611
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	1,350,000	1,433,354
BPCE SA
3.375%, 12/2/26	500,000	478,223
Canadian Imperial Bank of Commerce
3.945%, 8/4/25	500,000	491,484
0.950%, 10/23/25	130,000	122,679
1.250%, 6/22/26	750,000	694,019
5.615%, 7/17/26 (x)	200,000	200,998
5.926%, 10/2/26	500,000	504,947
3.450%, 4/7/27	225,000	215,153
5.001%, 4/28/28	500,000	497,052
5.986%, 10/3/28	500,000	513,919
5.260%, 4/8/29	500,000	499,432
3.600%, 4/7/32	225,000	199,110
6.092%, 10/3/33	250,000	257,774
Citibank NA
5.864%, 9/29/25	755,000	759,141
5.803%, 9/29/28	1,000,000	1,026,195
Citigroup, Inc.
4.600%, 3/9/26	595,000	585,177
3.400%, 5/1/26	2,500,000	2,413,323
(SOFR + 1.55%), 5.610%, 9/29/26 (k)	750,000	749,411
(SOFR + 0.77%), 1.122%, 1/28/27 (k)	1,250,000	1,164,601
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	1,375,000	1,273,163
4.450%, 9/29/27	1,250,000	1,217,166
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	1,000,000	943,892
(SOFR + 1.89%), 4.658%, 5/24/28 (k)	715,000	703,389
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28 (k)(x)	2,500,000	2,363,425
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29 (k)	2,000,000	1,914,513
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)	1,750,000	1,651,001
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,112,162
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,306,028
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	1,720,767
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	835,000	695,989
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	895,000	736,207
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	800,000	678,600
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	1,500,000	1,339,096
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	500,000	480,203
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	715,000	725,965
(SOFR + 2.06%), 5.827%, 2/13/35 (k)	3,000,000	2,975,790
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	1,000,000	991,591
Citizens Bank NA
3.750%, 2/18/26	500,000	483,582
(SOFR + 2.00%), 4.575%, 8/9/28 (k)	500,000	481,999
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	471,990
2.500%, 2/6/30	150,000	126,886
3.250%, 4/30/30	470,000	412,776
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	500,000	459,615
Comerica Bank
4.000%, 7/27/25	250,000	244,062
(SOFR + 2.61%), 5.332%, 8/25/33 (k)	250,000	223,991
Comerica, Inc.
4.000%, 2/1/29	450,000	412,599
Commonwealth Bank of Australia
5.499%, 9/12/25	1,250,000	1,253,187
Cooperatieve Rabobank UA
5.500%, 7/18/25	250,000	250,352
4.375%, 8/4/25	500,000	492,833
3.750%, 7/21/26	815,000	784,742
Discover Bank
3.450%, 7/27/26	840,000	800,880
4.650%, 9/13/28	625,000	598,967
2.700%, 2/6/30	250,000	214,086
Fifth Third Bancorp
(SOFR + 0.69%), 1.707%, 11/1/27 (k)	310,000	283,884
3.950%, 3/14/28	750,000	715,611
(SOFR + 1.36%), 4.055%, 4/25/28 (k)	290,000	277,535
(SOFR + 2.34%), 6.339%, 7/27/29 (k)	105,000	107,523
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)(x)	500,000	479,794
(SOFR + 1.66%), 4.337%, 4/25/33 (k)	250,000	227,431
Fifth Third Bank NA
3.950%, 7/28/25	645,000	632,987
3.850%, 3/15/26	600,000	581,520
2.250%, 2/1/27	300,000	277,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Holdings plc
4.250%, 8/18/25	$1,600,000	$1,571,639
4.375%, 11/23/26	1,815,000	1,768,627
(SOFR + 1.57%), 5.887%, 8/14/27 (k)	1,750,000	1,761,728
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28 (k)	1,250,000	1,203,972
(SOFR + 2.11%), 4. 755%, 6/9/28 (k)	1,000,000	983,933
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	495,000	491,612
(SOFR + 1.97%), 6.161%, 3/9/29 (k)	380,000	388,386
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29 (k)	1,120,000	1,081,920
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	450,000	395,315
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	1,165,000	1,090,100
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	5,715,000	4,928,635
(SOFR + 1.52%), 5.733%, 5/17/32 (k)	370,000	371,152
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	498,017
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	790,000	657,998
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	420,000	387,908
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	490,000	484,372
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	750,000	781,930
(SOFR + 2.98%), 6.547%, 6/20/34 (k)	1,000,000	1,032,458
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	1,000,000	1,082,015
(SOFR + 1.78%), 5.719%, 3/4/35 (k)(x)	750,000	754,076
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28 (k)	250,000	241,889
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	500,000	509,640
2.550%, 2/4/30	500,000	427,064
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	420,000	396,812
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	500,000	379,606
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28 (k)	250,000	243,453
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	477,335
ING Groep NV
3.950%, 3/29/27	1,250,000	1,207,021
(SOFR + 1.01%), 1.726%, 4/1/27 (k)	375,000	351,041
(SOFR + 1.56%), 6.083%, 9/11/27 (k)	250,000	252,909
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	500,000	482,193
4.050%, 4/9/29	560,000	532,170
(SOFR + 1.44%), 5.335%, 3/19/30 (k)	1,000,000	994,144
(SOFR + 1.32%), 2.727%, 4/1/32 (k)(x)	265,000	223,935
(SOFR + 2.09%), 6.114%, 9/11/34 (k)	315,000	324,912
(SOFR + 1.77%), 5.550%, 3/19/35 (k)	750,000	741,433
JPMorgan Chase & Co.
3.300%, 4/1/26	2,000,000	1,936,250
3.200%, 6/15/26	1,750,000	1,685,143
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	1,250,000	1,174,477
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27 (k)	1,250,000	1,163,902
(SOFR + 0.89%), 1.578%, 4/22/27 (k)	1,185,000	1,104,674
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	925,000	848,797
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	300,000	282,213
(SOFR + 1.56%), 4.323%, 4/26/28 (k)	1,000,000	971,975
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)	2,750,000	2,624,875
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,606,971
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29 (k)	4,750,000	4,488,858
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29 (k)	1,500,000	1,434,936
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	986,375
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29 (k)	1,500,000	1,443,713
(SOFR + 1.45%), 5.299%, 7/24/29 (k)	1,250,000	1,252,686
(SOFR + 1.57%), 6.087%, 10/23/29 (k)	865,000	893,244
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	1,000,000	969,572
(SOFR + 1.16%), 5.581%, 4/22/30 (k)	2,435,000	2,466,720
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30 (k)	625,000	584,448
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	555,000	538,865
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,532,842
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	815,000	714,184
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	1,015,576
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	610,731
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	975,712
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	2,750,000	2,286,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	$700,000	$596,172
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	835,000	793,676
(SOFR + 2.58%), 5.717%, 9/14/33 (k)(x)	960,000	978,391
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	965,000	958,645
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	800,000	847,954
(SOFR + 1.62%), 5.336%, 1/23/35 (k)	4,000,000	3,987,261
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	2,000,000	2,046,791
KeyBank NA
4.150%, 8/8/25	535,000	524,540
4.700%, 1/26/26 (x)	250,000	245,108
3.400%, 5/20/26	1,000,000	949,165
4.390%, 12/14/27	100,000	95,377
4.900%, 8/8/32	500,000	444,915
5.000%, 1/26/33	500,000	460,998
KeyCorp
4.150%, 10/29/25 (x)	310,000	302,771
2.250%, 4/6/27	750,000	679,550
Korea Development Bank (The)
4.000%, 9/8/25	465,000	457,732
0.800%, 4/27/26	300,000	277,806
0.800%, 7/19/26	500,000	458,625
1.000%, 9/9/26	400,000	366,644
1.375%, 4/25/27	500,000	453,225
4.375%, 2/15/28	525,000	516,989
1.625%, 1/19/31	500,000	406,550
2.000%, 10/25/31	500,000	408,820
4.250%, 9/8/32	500,000	474,160
5.625%, 10/23/33	400,000	417,276
Kreditanstalt fuer Wiederaufbau
0.375%, 7/18/25	920,000	875,693
0.625%, 1/22/26	3,600,000	3,369,116
3.625%, 4/1/26 (x)	955,000	934,795
4.625%, 8/7/26	1,250,000	1,246,166
4.375%, 3/1/27	5,000,000	4,961,955
3.000%, 5/20/27 (x)	1,575,000	1,505,516
3.750%, 2/15/28	1,420,000	1,380,138
2.875%, 4/3/28 (x)	1,750,000	1,650,336
3.875%, 6/15/28	735,000	716,459
4.000%, 3/15/29 (x)	5,000,000	4,903,281
1.750%, 9/14/29	525,000	460,042
0.750%, 9/30/30	400,000	321,595
4.125%, 7/15/33 (x)	1,200,000	1,168,689
4.375%, 2/28/34	1,500,000	1,490,121
Landwirtschaftliche Rentenbank
0.875%, 3/30/26	600,000	559,754
1.750%, 7/27/26	500,000	470,364
4.625%, 4/17/29	450,000	453,165
0.875%, 9/3/30	750,000	603,856
5.000%, 10/24/33	750,000	776,552
Lloyds Banking Group plc
4.582%, 12/10/25	1,000,000	980,959
4.650%, 3/24/26	1,750,000	1,716,689
3.750%, 1/11/27	1,385,000	1,331,338
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27 (k)	220,000	221,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28 (k)	400,000	382,266
4.375%, 3/22/28	1,350,000	1,304,480
4.550%, 8/16/28	850,000	825,449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	500,000	506,408
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	1,000,000	998,163
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28 (k)	335,000	321,371
(SOFR + 2.26%), 6.082%, 3/13/32 (k)	1,000,000	993,415
Manufacturers & Traders Trust Co.
5.400%, 11/21/25	250,000	248,805
3.400%, 8/17/27	330,000	306,911
4.700%, 1/27/28	500,000	478,620
Mitsubishi UFJ Financial Group, Inc.
1.412%, 7/17/25	430,000	411,996
3.850%, 3/1/26	216,000	210,385
2.757%, 9/13/26	1,250,000	1,183,401
3.677%, 2/22/27	1,000,000	963,763
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27 (k)	500,000	462,672
3.287%, 7/25/27 (x)	1,000,000	947,645
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)	1,500,000	1,381,229
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28 (k)	600,000	556,926
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28 (k)	400,000	397,280
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28 (k)	400,000	400,594
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29 (k)(x)	205,000	205,945
3.741%, 3/7/29 (x)	750,000	705,969
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29 (k)	215,000	214,931
3.195%, 7/18/29	1,000,000	911,609
2.559%, 2/25/30	1,000,000	868,700
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.258%, 4/17/30 (k)	500,000	498,473
2.048%, 7/17/30	460,000	383,606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	500,000	422,167
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	394,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33 (k)	$600,000	$607,179
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)(x)	200,000	201,521
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)	290,000	292,339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35 (k)	1,000,000	996,684
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31 (k)	205,000	206,725
Mizuho Financial Group, Inc.
2.839%, 9/13/26 (x)	850,000	803,952
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27 (k)	500,000	462,078
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27 (k)	750,000	694,352
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29 (k)(x)	500,000	504,110
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29 (k)	1,000,000	957,185
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)	500,000	454,550
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)	300,000	299,721
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30 (k)	750,000	674,948
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31 (k)	500,000	506,204
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31 (k)	500,000	416,606
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31 (k)	300,000	245,110
2.564%, 9/13/31	310,000	251,796
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32 (k)	750,000	608,138
Morgan Stanley Bank NA
5.479%, 7/16/25	345,000	345,549
4.754%, 4/21/26	360,000	356,733
National Australia Bank Ltd.
4.966%, 1/12/26	250,000	248,844
3.375%, 1/14/26	750,000	729,177
2.500%, 7/12/26	1,500,000	1,422,897
3.905%, 6/9/27	500,000	484,923
4.944%, 1/12/28	300,000	299,734
4.900%, 6/13/28	500,000	499,221
National Bank of Canada
(SOFR + 1.04%), 5.600%, 7/2/27 (k)	400,000	399,963
NatWest Group plc
4.800%, 4/5/26	1,750,000	1,727,891
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	200,000	200,324
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27 (k)	1,050,000	970,554
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	275,798
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	200,000	199,899
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29 (k)	730,000	739,107
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30 (k)	750,000	716,399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34 (k)	200,000	204,683
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)	1,000,000	1,004,469
Oesterreichische Kontrollbank AG
0.375%, 9/17/25	910,000	860,130
4.125%, 1/20/26	235,000	232,000
0.500%, 2/2/26	935,000	871,489
3.625%, 9/9/27	409,000	396,900
4.250%, 3/1/28	545,000	537,717
4.125%, 1/18/29	1,000,000	984,351
PNC Bank NA
3.100%, 10/25/27	500,000	466,917
2.700%, 10/22/29	395,000	343,847
PNC Financial Services Group, Inc. (The)
2.600%, 7/23/26	350,000	331,421
1.150%, 8/13/26	500,000	458,481
(United States SOFR Compounded Index + 1.09%), 4.758%, 1/26/27 (k)	225,000	222,295
3.150%, 5/19/27	750,000	712,178
(United States SOFR Compounded Index + 1.73%), 6.615%, 10/20/27 (k)	355,000	364,001
3.450%, 4/23/29	750,000	695,740
(SOFR + 1.84%), 5.582%, 6/12/29 (k)	440,000	444,812
2.550%, 1/22/30 (x)	750,000	657,002
(SOFR + 1.20%), 5.492%, 5/14/30 (k)	250,000	251,240
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	826,764
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	500,000	463,988
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	210,000	202,753
(SOFR + 1.95%), 5.939%, 8/18/34 (k)	750,000	768,023
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	400,000	434,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.90%), 5.676%, 1/22/35 (k)	$1,000,000	$1,004,713
Regions Financial Corp.
1.800%, 8/12/28 (x)	500,000	431,567
(SOFR + 1.49%), 5.722%, 6/6/30 (k)	180,000	179,630
Royal Bank of Canada
4.875%, 1/12/26	500,000	496,085
0.875%, 1/20/26 (x)	750,000	701,883
1.200%, 4/27/26	750,000	696,338
1.150%, 7/14/26 (x)	750,000	690,555
5.200%, 7/20/26	500,000	498,779
1.400%, 11/2/26 (x)	500,000	457,922
2.050%, 1/21/27	500,000	463,807
3.625%, 5/4/27	500,000	479,007
4.240%, 8/3/27	500,000	486,847
4.900%, 1/12/28	500,000	496,302
5.200%, 8/1/28 (x)	500,000	502,965
2.300%, 11/3/31	500,000	414,289
5.000%, 5/2/33	500,000	493,240
5.150%, 2/1/34	3,000,000	2,979,427
Santander Holdings USA, Inc.
4.500%, 7/17/25	1,500,000	1,478,496
(SOFR + 2.33%), 5.807%, 9/9/26 (k)	295,000	293,972
4.400%, 7/13/27	485,000	467,439
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	260,000	239,484
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	125,000	127,248
(SOFR + 2.70%), 6.565%, 6/12/29 (k)	500,000	509,454
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26 (k)	1,000,000	951,750
(SOFR + 0.99%), 1.673%, 6/14/27 (k)	1,000,000	923,123
(SOFR + 1.22%), 2.469%, 1/11/28 (k)	500,000	461,447
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	750,000	707,552
(SOFR + 2.60%), 6.534%, 1/10/29 (k)	235,000	241,333
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	421,022
Sumitomo Mitsui Banking Corp.
3.650%, 7/23/25	750,000	736,895
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25	925,000	887,442
0.948%, 1/12/26	500,000	466,999
5.464%, 1/13/26	500,000	500,017
1.402%, 9/17/26	1,000,000	918,625
3.010%, 10/19/26	1,000,000	950,072
2.174%, 1/14/27	220,000	203,859
3.364%, 7/12/27 (x)	750,000	711,106
3.352%, 10/18/27	750,000	708,198
5.800%, 7/13/28	500,000	511,218
4.306%, 10/16/28	750,000	730,126
2.472%, 1/14/29	500,000	445,322
3.040%, 7/16/29	1,000,000	903,246
3.202%, 9/17/29	350,000	316,791
2.724%, 9/27/29	350,000	309,534
5.710%, 1/13/30	320,000	325,907
2.750%, 1/15/30	400,000	349,914
2.130%, 7/8/30	750,000	626,364
5.852%, 7/13/30	500,000	511,899
1.710%, 1/12/31	500,000	400,497
2.222%, 9/17/31	1,000,000	814,460
5.766%, 1/13/33	1,500,000	1,543,407
5.776%, 7/13/33	500,000	516,430
5.808%, 9/14/33	200,000	207,246
Synovus Bank
5.625%, 2/15/28	250,000	242,458
Toronto-Dominion Bank (The)
0.750%, 1/6/26 (x)	1,000,000	932,756
1.200%, 6/3/26 (x)	1,025,000	947,999
5.532%, 7/17/26	400,000	400,845
1.250%, 9/10/26	750,000	687,565
5.264%, 12/11/26	260,000	259,380
1.950%, 1/12/27	500,000	463,706
2.800%, 3/10/27	500,000	470,048
4.108%, 6/8/27 (x)	500,000	484,665
4.693%, 9/15/27 (x)	400,000	393,782
5.523%, 7/17/28	400,000	404,658
2.000%, 9/10/31	500,000	404,966
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	951,922
2.450%, 1/12/32	500,000	412,085
3.200%, 3/10/32	500,000	431,504
4.456%, 6/8/32	265,000	249,686
Truist Bank
4.050%, 11/3/25	185,000	181,839
3.800%, 10/30/26	300,000	287,799
2.250%, 3/11/30	535,000	444,466
Truist Financial Corp.
1.200%, 8/5/25	500,000	476,488
(SOFR + 1.46%), 4.260%, 7/28/26 (k)	500,000	492,245
(SOFR + 0.61%), 1.267%, 3/2/27 (k)	955,000	887,633
(SOFR + 2.05%), 6.047%, 6/8/27 (k)	115,000	115,700
(SOFR + 1.37%), 4.123%, 6/6/28 (k)	315,000	303,863
(SOFR + 1.44%), 4.873%, 1/26/29 (k)	205,000	200,888
3.875%, 3/19/29	750,000	698,176
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	375,000	328,621
1.950%, 6/5/30	335,000	277,258
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	500,000	462,679
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	205,000	195,978
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	500,000	503,900
(SOFR + 1.92%), 5.711%, 1/24/35 (k)	2,000,000	1,989,984
US Bancorp
3.950%, 11/17/25	500,000	491,133
3.100%, 4/27/26	1,415,000	1,354,262
(SOFR + 0.73%), 2.215%, 1/27/28 (k)(x)	400,000	369,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 4/26/28 (x)	$650,000	$623,095
(SOFR + 1.66%), 4.548%, 7/22/28 (k)	500,000	488,413
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	500,000	489,163
(SOFR + 2.02%), 5.775%, 6/12/29 (k)	500,000	506,827
1.375%, 7/22/30	600,000	481,096
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	400,000	330,394
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	329,928
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	500,000	473,032
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	750,000	760,728
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	2,000,000	2,013,724
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	1,000,000	785,391
Webster Financial Corp.
4.100%, 3/25/29	500,000	461,529
Wells Fargo & Co.
3.000%, 4/22/26	4,000,000	3,834,084
(SOFR + 1.56%), 4.540%, 8/15/26 (k)	375,000	370,334
3.000%, 10/23/26	1,500,000	1,424,825
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)	1,110,000	1,062,148
(SOFR + 1.51%), 3.526%, 3/24/28 (k)	710,000	677,138
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)	8,035,000	7,653,476
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	929,740
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	665,000	654,905
(SOFR + 1.74%), 5.574%, 7/25/29 (k)	435,000	438,927
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,108,335
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	2,625,000	2,271,910
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	2,135,000	1,849,819
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	625,000	601,484
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	325,000	321,178
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	600,000	599,827
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	1,430,000	1,525,709
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	2,000,000	1,999,612
Wells Fargo Bank NA
5.550%, 8/1/25	1,245,000	1,246,216
5.450%, 8/7/26	1,250,000	1,253,656
5.254%, 12/11/26	600,000	599,926
Westpac Banking Corp.
3.735%, 8/26/25	1,500,000	1,473,544
2.850%, 5/13/26	750,000	718,954
1.150%, 6/3/26	500,000	464,377
3.350%, 3/8/27	1,250,000	1,197,836
4.043%, 8/26/27	1,500,000	1,454,368
1.953%, 11/20/28 (x)	500,000	441,409
5.050%, 4/16/29	500,000	500,304
2.650%, 1/16/30	350,000	311,392
2.150%, 6/3/31	500,000	419,404
6.820%, 11/17/33	1,250,000	1,343,084
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,652,200
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	227,625
Zions Bancorp NA
3.250%, 10/29/29	500,000	416,875

		397,945,071

Capital Markets (2.8%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	187,206
Ameriprise Financial, Inc.
2.875%, 9/15/26 (x)	500,000	475,624
4.500%, 5/13/32 (x)	90,000	86,613
Ares Capital Corp.
3.250%, 7/15/25	500,000	485,961
2.150%, 7/15/26	285,000	263,266
7.000%, 1/15/27	110,000	111,854
2.875%, 6/15/27	500,000	457,357
2.875%, 6/15/28	500,000	442,472
5.950%, 7/15/29	315,000	309,259
3.200%, 11/15/31	500,000	412,863
Ares Strategic Income Fund
6.350%, 8/15/29§	500,000	496,362
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	376,250
2.550%, 10/13/26	500,000	458,705
Bank of New York Mellon Corp. (The)
0.750%, 1/28/26 (x)	500,000	466,012
2.800%, 5/4/26	750,000	718,529
(SOFR + 1.35%), 4.414%, 7/24/26 (k)	240,000	237,248
1.050%, 10/15/26	1,000,000	912,604
2.050%, 1/26/27	400,000	372,001
(SOFR + 1.03%), 4.947%, 4/26/27 (k)	230,000	228,582
3.250%, 5/16/27	700,000	667,184
3.850%, 4/28/28 (x)	850,000	819,339
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	500,000	483,008
(SOFR + 1.17%), 4.543%, 2/1/29 (k)	250,000	245,417
3.850%, 4/26/29	500,000	478,830
(SOFR + 1.76%), 4.596%, 7/26/30 (k)	145,000	141,393
1.650%, 1/28/31	500,000	406,572
1.800%, 7/28/31	750,000	604,898
2.500%, 1/26/32	200,000	166,630
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	500,000	465,997
(SOFR + 1.85%), 6.474%, 10/25/34 (k)	1,000,000	1,080,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.42%), 5.188%, 3/14/35 (k)	$1,000,000	$988,387
Series J
1.900%, 1/25/29	500,000	440,086
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	350,000	341,871
BGC Group, Inc.
8.000%, 5/25/28	500,000	523,453
6.600%, 6/10/29§	185,000	183,707
BlackRock Funding, Inc.
5.000%, 3/14/34	1,000,000	995,584
BlackRock TCP Capital Corp.
6.950%, 5/30/29	235,000	229,179
BlackRock, Inc.
3.200%, 3/15/27	347,000	333,305
3.250%, 4/30/29	445,000	414,236
4.750%, 5/25/33	900,000	881,292
Blackstone Private Credit Fund
2.625%, 12/15/26	1,000,000	914,216
3.250%, 3/15/27	500,000	461,711
4.000%, 1/15/29 (x)	250,000	228,100
Blackstone Secured Lending Fund
3.625%, 1/15/26	250,000	239,951
2.125%, 2/15/27	500,000	451,477
2.850%, 9/30/28	500,000	437,936
Blue Owl Capital Corp.
3.750%, 7/22/25	350,000	340,960
4.250%, 1/15/26	250,000	242,560
3.400%, 7/15/26	500,000	471,213
2.875%, 6/11/28	750,000	663,438
Blue Owl Credit Income Corp.
4.700%, 2/8/27	300,000	285,455
7.950%, 6/13/28	500,000	517,353
6.600%, 9/15/29§	185,000	182,566
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	476,764
4.350%, 4/15/30	2,000,000	1,890,419
2.724%, 4/15/31	230,000	195,053
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	627,524
3.000%, 3/16/32	500,000	431,164
Charles Schwab Corp. (The)
1.150%, 5/13/26	375,000	346,751
5.875%, 8/24/26	335,000	338,938
3.200%, 3/2/27	500,000	476,002
2.450%, 3/3/27	210,000	195,823
3.300%, 4/1/27	455,000	433,424
2.000%, 3/20/28	1,200,000	1,076,160
(SOFR + 2.21%), 5.643%, 5/19/29 (k)	500,000	506,836
3.250%, 5/22/29	500,000	460,929
(SOFR + 1.88%), 6.196%, 11/17/29 (k)	280,000	290,021
2.300%, 5/13/31	750,000	628,409
2.900%, 3/3/32	280,000	240,564
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	250,000	254,901
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	500,000	519,478
CI Financial Corp.
3.200%, 12/17/30 (x)	565,000	444,773
CME Group, Inc.
3.750%, 6/15/28	350,000	337,504
2.650%, 3/15/32	355,000	304,254
Deutsche Bank AG
4.100%, 1/13/26 (x)	1,000,000	978,261
1.686%, 3/19/26	180,000	168,983
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	335,000	334,877
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	1,055,000	1,001,290
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	495,000	506,039
5.371%, 9/9/27	500,000	501,978
(SOFR + 1.22%), 2.311%, 11/16/27 (k)	510,000	470,731
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	1,000,000	929,551
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	154,561
5.414%, 5/10/29	280,000	279,515
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	2,068,077
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	225,000	228,511
Eaton Vance Corp.
3.500%, 4/6/27	250,000	239,051
Franklin Resources, Inc.
1.600%, 10/30/30	600,000	485,261
FS KKR Capital Corp.
3.400%, 1/15/26	500,000	475,557
2.625%, 1/15/27	500,000	450,980
3.250%, 7/15/27	500,000	451,099
3.125%, 10/12/28 (x)	300,000	260,442
Goldman Sachs BDC, Inc.
2.875%, 1/15/26 (x)	250,000	238,645
Goldman Sachs Group, Inc. (The)
3.750%, 2/25/26	580,000	564,839
(SOFR + 1.08%), 5.798%, 8/10/26 (k)	3,210,000	3,210,227
3.500%, 11/16/26	1,815,000	1,742,572
(SOFR + 0.79%), 1.093%, 12/9/26 (k)	1,000,000	935,020
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	1,000,000	933,182
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	1,250,000	1,147,402
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	1,060,000	978,054
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	455,000	424,377
(SOFR + 1.85%), 3.615%, 3/15/28 (k)	1,000,000	956,455
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	1,000,000	956,690
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	2,000,000	1,925,490
2.600%, 2/7/30	6,515,000	5,704,944
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	300,000	304,543
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	464,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	$1,070,000	$899,338
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	2,140,000	1,756,132
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	720,000	598,701
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,000,000	857,600
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	3,000,000	3,222,781
(SOFR + 1.55%), 5.851%, 4/25/35 (k)	1,000,000	1,023,955
Golub Capital BDC, Inc.
2.050%, 2/15/27	500,000	448,571
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	309,913
HPS Corporate Lending Fund
6.250%, 9/30/29 (x)§	500,000	493,784
Intercontinental Exchange, Inc.
3.750%, 12/1/25	610,000	595,797
4.000%, 9/15/27	600,000	579,639
3.750%, 9/21/28	535,000	509,033
4.350%, 6/15/29	250,000	241,938
5.250%, 6/15/31	275,000	276,552
Jefferies Financial Group, Inc.
4.850%, 1/15/27	665,000	656,490
5.875%, 7/21/28	270,000	272,087
2.625%, 10/15/31	1,500,000	1,210,590
Lazard Group LLC
4.500%, 9/19/28	350,000	337,865
4.375%, 3/11/29	500,000	478,639
Legg Mason, Inc.
4.750%, 3/15/26 (x)	250,000	248,136
Main Street Capital Corp.
3.000%, 7/14/26	325,000	303,578
6.500%, 6/4/27	65,000	65,031
Moody’s Corp.
2.000%, 8/19/31	1,250,000	1,020,026
4.250%, 8/8/32	250,000	234,935
Morgan Stanley
4.000%, 7/23/25	505,000	497,471
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	460,000	455,580
3.125%, 7/27/26	3,000,000	2,878,026
(SOFR + 1.77%), 6.138%, 10/16/26 (k)	1,000,000	1,006,567
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	2,750,000	2,571,832
3.625%, 1/20/27	4,000,000	3,854,032
(SOFR + 1.30%), 5.050%, 1/28/27 (k)	300,000	298,070
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	1,700,000	1,584,675
(SOFR + 0.86%), 1.512%, 7/20/27 (k)	2,000,000	1,846,078
(SOFR + 1.00%), 2.475%, 1/21/28 (k)	1,035,000	965,426
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	870,000	845,843
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,000,000	1,029,483
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)	1,800,000	1,714,212
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	500,000	497,637
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	765,000	762,236
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	430,000	432,224
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	950,000	918,999
(SOFR + 1.26%), 5.656%, 4/18/30 (k)	665,000	674,464
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	4,140,000	3,623,521
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	1,834,739
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	2,000,000	1,637,027
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	925,000	765,016
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	820,000	695,439
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	750,000	723,803
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	925,000	980,166
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	910,000	894,205
(SOFR + 1.88%), 5.424%, 7/21/34 (k)	560,000	556,308
(SOFR + 1.73%), 5.466%, 1/18/35 (k)	2,000,000	1,997,986
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,500,000	1,541,306
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	1,250,000	986,855
(SOFR + 2.62%), 5.297%, 4/20/37 (k)	785,000	750,982
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	500,000	496,646
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39 (k)	3,000,000	2,957,165
Morgan Stanley Direct Lending Fund
6.150%, 5/17/29§	115,000	112,550
Nasdaq, Inc.
3.850%, 6/30/26	145,000	141,166
5.350%, 6/28/28	225,000	226,748
1.650%, 1/15/31	750,000	601,128
5.550%, 2/15/34	2,000,000	2,007,367
Nomura Holdings, Inc.
5.099%, 7/3/25	750,000	745,210
5.709%, 1/9/26	200,000	200,100
2.329%, 1/22/27	500,000	462,614
5.386%, 7/6/27	500,000	499,142
5.842%, 1/18/28	200,000	202,495
6.070%, 7/12/28	500,000	510,965
2.710%, 1/22/29 (x)	500,000	445,199
3.103%, 1/16/30	750,000	663,018
2.679%, 7/16/30	1,000,000	850,255
2.608%, 7/14/31	685,000	564,731

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.999%, 1/22/32	$500,000	$417,634
6.181%, 1/18/33	200,000	208,768
6.087%, 7/12/33 (x)	500,000	520,193
Northern Trust Corp.
4.000%, 5/10/27	335,000	326,536
3.650%, 8/3/28	500,000	477,070
3.150%, 5/3/29	500,000	462,024
1.950%, 5/1/30	560,000	474,024
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	468,000	440,543
Oaktree Specialty Lending Corp.
2.700%, 1/15/27	500,000	452,703
7.100%, 2/15/29	500,000	505,188
Prospect Capital Corp.
3.706%, 1/22/26	250,000	237,561
3.364%, 11/15/26	270,000	247,522
3.437%, 10/15/28	500,000	425,008
S&P Global, Inc.
2.450%, 3/1/27	235,000	219,480
2.700%, 3/1/29 (x)	500,000	453,047
1.250%, 8/15/30	975,000	787,154
2.900%, 3/1/32	350,000	302,658
5.250%, 9/15/33§	635,000	641,958
Sixth Street Lending Partners
6.500%, 3/11/29§	355,000	350,888
Sixth Street Specialty Lending, Inc.
2.500%, 8/1/26	310,000	287,849
6.950%, 8/14/28 (x)	355,000	362,478
Stifel Financial Corp.
4.000%, 5/15/30	500,000	460,664
UBS AG
5.800%, 9/11/25	500,000	501,843
1.250%, 8/7/26	600,000	550,865
5.000%, 7/9/27	500,000	495,354
7.500%, 2/15/28	400,000	428,150
5.650%, 9/11/28	500,000	508,706
UBS Group AG
4.550%, 4/17/26	2,000,000	1,963,995

		146,431,057

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
6.500%, 7/15/25	1,290,000	1,297,862
4.450%, 10/1/25	350,000	344,856
1.750%, 1/30/26	655,000	617,138
4.450%, 4/3/26	500,000	490,571
2.450%, 10/29/26	795,000	741,764
3.650%, 7/21/27 (x)	1,000,000	949,302
4.625%, 10/15/27	500,000	486,815
3.875%, 1/23/28	500,000	473,955
5.750%, 6/6/28	210,000	212,240
3.000%, 10/29/28	390,000	354,086
6.150%, 9/30/30	365,000	377,508
Ally Financial, Inc.
4.750%, 6/9/27	500,000	487,845
2.200%, 11/2/28	250,000	215,504
(SOFR + 3.26%), 6.992%, 6/13/29 (k)	625,000	648,281
American Express Co.
3.950%, 8/1/25	750,000	737,697
4.200%, 11/6/25	1,075,000	1,058,670
4.900%, 2/13/26	170,000	168,771
3.125%, 5/20/26	500,000	480,273
1.650%, 11/4/26	1,460,000	1,344,797
2.550%, 3/4/27	335,000	312,951
3.300%, 5/3/27	1,150,000	1,095,522
(SOFR + 0.97%), 5.389%, 7/28/27 (k)	500,000	500,641
4.050%, 5/3/29	335,000	323,298
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29 (k)	500,000	500,951
(SOFR + 1.09%), 5.532%, 4/25/30 (k)	500,000	504,827
(SOFR + 1.94%), 6.489%, 10/30/31 (k)(x)	335,000	356,653
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	265,000	254,938
(SOFR + 1.84%), 5.043%, 5/1/34 (k)	750,000	732,953
American Honda Finance Corp.
1.000%, 9/10/25	500,000	474,773
5.250%, 7/7/26	300,000	300,519
1.300%, 9/9/26	415,000	382,343
2.300%, 9/9/26	720,000	676,972
2.350%, 1/8/27	500,000	468,008
4.700%, 1/12/28	350,000	346,189
5.125%, 7/7/28	500,000	502,621
4.600%, 4/17/30 (x)	500,000	490,638
5.850%, 10/4/30	440,000	459,151
1.800%, 1/13/31	350,000	287,296
4.900%, 1/10/34	1,000,000	972,260
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	265,256
Capital One Financial Corp.
4.200%, 10/29/25	750,000	734,004
(SOFR + 2.16%), 4.985%, 7/24/26 (k)	500,000	495,573
3.750%, 3/9/27	1,150,000	1,105,738
3.650%, 5/11/27	500,000	477,593
3.800%, 1/31/28	1,000,000	950,932
(SOFR + 2.06%), 4.927%, 5/10/28 (k)	500,000	492,784
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	335,000	342,843
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	500,000	451,832
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	500,000	491,020
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	715,000	785,259
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,000,000	781,009
(SOFR + 1.27%), 2.618%, 11/2/32 (k)	1,000,000	814,280
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	500,000	481,274
(SOFR + 2.60%), 5.817%, 2/1/34 (k)	500,000	494,686
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	335,000	343,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Caterpillar Financial Services Corp.
5.150%, 8/11/25	$500,000	$499,289
3.650%, 8/12/25	500,000	490,757
0.800%, 11/13/25	350,000	329,825
4.800%, 1/6/26	250,000	248,961
2.400%, 8/9/26	250,000	236,997
1.150%, 9/14/26	400,000	367,479
1.700%, 1/8/27	355,000	327,745
3.600%, 8/12/27	500,000	480,721
Discover Financial Services
4.500%, 1/30/26	500,000	490,163
4.100%, 2/9/27	565,000	543,105
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34 (k)	1,000,000	1,123,924
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	1,991,043
6.050%, 3/5/31	3,000,000	2,999,850
7.122%, 11/7/33 (x)	2,805,000	2,974,142
6.125%, 3/8/34	3,000,000	2,966,640
General Motors Financial Co., Inc.
4.300%, 7/13/25	1,250,000	1,232,622
6.050%, 10/10/25	500,000	502,022
1.250%, 1/8/26	750,000	702,401
5.250%, 3/1/26	700,000	695,899
5.400%, 4/6/26	185,000	184,498
1.500%, 6/10/26	750,000	694,310
4.000%, 10/6/26	750,000	725,410
4.350%, 1/17/27	835,000	813,083
2.350%, 2/26/27	500,000	462,083
5.000%, 4/9/27	450,000	445,126
3.850%, 1/5/28	500,000	474,698
6.000%, 1/9/28	200,000	203,163
2.400%, 4/10/28	600,000	537,446
5.800%, 6/23/28	500,000	506,129
2.400%, 10/15/28 (x)	500,000	441,489
5.650%, 1/17/29	350,000	351,615
4.300%, 4/6/29	500,000	474,637
5.850%, 4/6/30	295,000	298,224
2.350%, 1/8/31	500,000	410,110
2.700%, 6/10/31	750,000	620,222
5.600%, 6/18/31	155,000	153,941
6.400%, 1/9/33 (x)	700,000	725,976
6.100%, 1/7/34	1,000,000	1,009,267
John Deere Capital Corp.
4.050%, 9/8/25	400,000	394,641
5.300%, 9/8/25	500,000	500,710
3.400%, 9/11/25	350,000	342,666
0.700%, 1/15/26	500,000	467,075
5.050%, 3/3/26	300,000	300,036
4.750%, 6/8/26	215,000	213,474
2.650%, 6/10/26	500,000	477,279
5.150%, 9/8/26	500,000	500,000
2.350%, 3/8/27	250,000	233,610
1.750%, 3/9/27	175,000	160,768
2.800%, 9/8/27	400,000	374,136
3.050%, 1/6/28	500,000	471,718
4.750%, 1/20/28	530,000	527,610
4.900%, 3/3/28	300,000	299,890
4.950%, 7/14/28	785,000	785,296
3.450%, 3/7/29	270,000	254,330
4.850%, 6/11/29	500,000	498,271
2.800%, 7/18/29	325,000	294,460
4.850%, 10/11/29	500,000	499,296
2.450%, 1/9/30	290,000	256,799
4.700%, 6/10/30	415,000	411,196
4.350%, 9/15/32	375,000	358,514
Series I
5.150%, 9/8/33	500,000	502,746
Series MTN1
5.050%, 6/12/34	1,000,000	993,871
PACCAR Financial Corp.
3.550%, 8/11/25	250,000	245,518
4.950%, 10/3/25	250,000	248,966
4.450%, 3/30/26	100,000	98,989
1.100%, 5/11/26	350,000	325,271
5.050%, 8/10/26	220,000	219,953
2.000%, 2/4/27	350,000	324,620
4.600%, 1/10/28	100,000	99,102
4.950%, 8/10/28	500,000	500,361
Synchrony Financial
4.500%, 7/23/25	500,000	491,554
3.700%, 8/4/26	500,000	476,677
3.950%, 12/1/27	1,500,000	1,401,950
5.150%, 3/19/29	250,000	239,598
2.875%, 10/28/31	250,000	200,500
Toyota Motor Credit Corp.
3.650%, 8/18/25	145,000	142,307
0.800%, 1/9/26	500,000	468,141
5.000%, 8/14/26	1,000,000	997,204
1.150%, 8/13/27	590,000	528,366
3.050%, 1/11/28	500,000	469,292
4.625%, 1/12/28	320,000	316,969
1.900%, 4/6/28	600,000	538,816
5.250%, 9/11/28 (x)	750,000	758,117
3.650%, 1/8/29	500,000	476,461
5.050%, 5/16/29	500,000	501,276
4.450%, 6/29/29	500,000	490,088
2.150%, 2/13/30	500,000	431,419
4.550%, 5/17/30	750,000	733,939
1.650%, 1/10/31	550,000	446,089
2.400%, 1/13/32	500,000	417,009
4.700%, 1/12/33	350,000	340,195
4.800%, 1/5/34	1,500,000	1,455,525

		84,176,991

Financial Services (0.6%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,351,304
Block Financial LLC
5.250%, 10/1/25	500,000	496,517
2.500%, 7/15/28	350,000	313,260
3.875%, 8/15/30	230,000	210,457
Corebridge Financial, Inc.
6.050%, 9/15/33§	1,165,000	1,194,148
Fidelity National Information Services, Inc.
1.150%, 3/1/26	325,000	302,877
1.650%, 3/1/28	215,000	189,291
5.100%, 7/15/32	500,000	495,810
Fiserv, Inc.
3.200%, 7/1/26	250,000	239,713
2.250%, 6/1/27 (x)	1,000,000	923,250
5.375%, 8/21/28	500,000	503,710
4.200%, 10/1/28	465,000	446,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 7/1/29	$890,000	$822,137
2.650%, 6/1/30	1,500,000	1,305,262
5.600%, 3/2/33	225,000	226,926
5.625%, 8/21/33	500,000	504,546
Global Payments, Inc.
1.200%, 3/1/26	560,000	521,228
2.150%, 1/15/27	500,000	462,589
4.950%, 8/15/27	315,000	311,580
4.450%, 6/1/28	500,000	483,086
5.300%, 8/15/29	300,000	297,874
2.900%, 5/15/30	235,000	204,584
2.900%, 11/15/31	500,000	418,838
5.400%, 8/15/32	500,000	490,352
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	279,525
5.670%, 6/8/32	250,000	251,256
Mastercard, Inc.
2.950%, 11/21/26	1,150,000	1,097,375
3.500%, 2/26/28	140,000	134,102
4.875%, 3/9/28	355,000	357,696
2.950%, 6/1/29	700,000	643,820
2.000%, 11/18/31	500,000	412,393
National Rural Utilities Cooperative Finance Corp.
3.250%, 11/1/25	250,000	242,981
1.000%, 6/15/26	500,000	461,447
3.050%, 4/25/27	350,000	331,555
3.400%, 2/7/28	500,000	473,938
4.800%, 3/15/28	145,000	143,707
5.050%, 9/15/28	1,250,000	1,248,052
3.900%, 11/1/28	250,000	238,837
5.150%, 6/15/29	500,000	501,454
5.800%, 1/15/33	165,000	169,969
ORIX Corp.
3.700%, 7/18/27	400,000	381,983
5.000%, 9/13/27	200,000	198,994
2.250%, 3/9/31	350,000	292,122
4.000%, 4/13/32	250,000	230,845
5.200%, 9/13/32	200,000	200,262
PayPal Holdings, Inc.
2.650%, 10/1/26	335,000	316,876
3.900%, 6/1/27	180,000	174,423
2.300%, 6/1/30	1,000,000	860,412
4.400%, 6/1/32	500,000	476,899
Shell International Finance BV
2.875%, 5/10/26	1,250,000	1,202,796
2.500%, 9/12/26	1,000,000	945,924
2.750%, 4/6/30	415,000	369,864
Synchrony Bank
5.400%, 8/22/25	315,000	312,278
5.625%, 8/23/27	250,000	246,837
Visa, Inc.
3.150%, 12/14/25	2,450,000	2,383,533
0.750%, 8/15/27	465,000	410,989
2.750%, 9/15/27	300,000	281,490
Voya Financial, Inc.
3.650%, 6/15/26	625,000	602,840
Western Union Co. (The)
1.350%, 3/15/26	350,000	325,960
2.750%, 3/15/31	350,000	290,698

		30,209,631

Insurance (0.8%)
Aflac, Inc.
1.125%, 3/15/26	205,000	191,217
Alleghany Corp.
3.625%, 5/15/30	500,000	464,665
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	244,829
Allstate Corp. (The)
0.750%, 12/15/25	185,000	172,928
3.280%, 12/15/26	500,000	478,544
5.050%, 6/24/29	125,000	124,187
1.450%, 12/15/30	300,000	239,271
5.250%, 3/30/33 (x)	390,000	387,566
American International Group, Inc.
5.125%, 3/27/33	665,000	655,108
Aon Corp.
2.850%, 5/28/27	180,000	168,676
4.500%, 12/15/28	650,000	632,120
3.750%, 5/2/29	350,000	327,934
2.800%, 5/15/30	500,000	437,859
2.050%, 8/23/31	750,000	605,265
2.600%, 12/2/31	355,000	295,869
5.000%, 9/12/32	500,000	487,531
Aon Global Ltd.
3.875%, 12/15/25	600,000	585,996
Aon North America, Inc.
5.450%, 3/1/34	750,000	746,250
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	483,460
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	316,375
Assurant, Inc.
4.900%, 3/27/28	250,000	244,378
2.650%, 1/15/32	500,000	411,132
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	190,514
Athene Holding Ltd.
4.125%, 1/12/28	750,000	723,374
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	233,968
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	182,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	479,657
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	468,374
1.850%, 3/12/30	165,000	141,163
1.450%, 10/15/30	395,000	324,209
2.875%, 3/15/32 (x)	500,000	438,088
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,899,804
5.625%, 5/15/30	145,000	145,032
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	288,782
4.200%, 3/17/32	325,000	296,627
Chubb INA Holdings LLC
3.350%, 5/3/26	410,000	396,837
1.375%, 9/15/30 (x)	1,665,000	1,356,598
CNA Financial Corp.
4.500%, 3/1/26	500,000	492,548
3.450%, 8/15/27	500,000	473,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 5/1/29	$210,000	$198,508
2.050%, 8/15/30	170,000	141,200
Enstar Group Ltd.
4.950%, 6/1/29	350,000	335,926
F&G Annuities & Life, Inc.
6.500%, 6/4/29	85,000	84,512
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	245,563
4.625%, 4/29/30	750,000	713,687
3.375%, 3/3/31 (x)	355,000	309,718
5.625%, 8/16/32	250,000	247,035
6.000%, 12/7/33§	500,000	507,796
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	459,379
3.400%, 6/15/30	300,000	265,574
First American Financial Corp.
4.000%, 5/15/30	180,000	162,069
2.400%, 8/15/31	315,000	251,007
Globe Life, Inc.
4.550%, 9/15/28	500,000	474,624
2.150%, 8/15/30	500,000	400,574
4.800%, 6/15/32	150,000	137,946
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	738,013
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	475,142
Kemper Corp.
2.400%, 9/30/30 (x)	500,000	408,967
3.800%, 2/23/32	500,000	428,085
Lincoln National Corp.
3.625%, 12/12/26	500,000	478,166
3.400%, 3/1/32	750,000	649,566
Loews Corp.
3.750%, 4/1/26	300,000	292,414
3.200%, 5/15/30	60,000	54,335
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	979,706
2.484%, 5/19/27	350,000	323,982
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	718,688
3.703%, 3/16/32	500,000	455,175
Markel Group, Inc.
3.500%, 11/1/27	350,000	331,491
3.350%, 9/17/29	90,000	82,603
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	683,378
2.375%, 12/15/31	340,000	283,448
5.400%, 9/15/33	1,350,000	1,377,914
Mercury General Corp.
4.400%, 3/15/27	300,000	289,396
MetLife, Inc.
3.600%, 11/13/25	1,300,000	1,271,037
5.375%, 7/15/33	200,000	201,622
Old Republic International Corp.
3.875%, 8/26/26	500,000	483,020
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	326,415
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	333,121
3.700%, 5/15/29	375,000	349,529
2.125%, 6/15/30	750,000	627,024
5.375%, 3/15/33	140,000	139,373
Progressive Corp. (The)
2.500%, 3/15/27	290,000	271,379
3.000%, 3/15/32	350,000	304,103
Prudential Financial, Inc.
1.500%, 3/10/26 (x)	250,000	235,206
3.878%, 3/27/28	650,000	622,758
2.100%, 3/10/30	235,000	200,868
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	1,075,000	1,013,187
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	175,000	160,964
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	350,000	343,438
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54 (k)	750,000	755,043
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,339,125
3.625%, 3/24/32	500,000	447,235
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	164,235
3.150%, 6/15/30	175,000	155,214
RenaissanceRe Finance, Inc.
3.450%, 7/1/27	195,000	184,757
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	462,056
Trinity Acquisition plc
4.400%, 3/15/26	250,000	245,293
Unum Group
4.000%, 6/15/29	180,000	169,696
Willis North America, Inc.
4.650%, 6/15/27	200,000	196,449
4.500%, 9/15/28	500,000	485,995
2.950%, 9/15/29	540,000	483,606
5.350%, 5/15/33	500,000	489,056

		43,678,556

Total Financials		702,441,306

Health Care (2.6%)
Biotechnology (0.4%)
AbbVie, Inc.
3.200%, 5/14/26	1,500,000	1,449,524
2.950%, 11/21/26	1,430,000	1,362,829
3.200%, 11/21/29	1,790,000	1,643,864
5.050%, 3/15/34	4,000,000	3,979,505
Amgen, Inc.
5.507%, 3/2/26	335,000	334,756
2.600%, 8/19/26	1,150,000	1,089,030
2.200%, 2/21/27 (x)	705,000	654,029
3.200%, 11/2/27	1,250,000	1,176,827
5.150%, 3/2/28	800,000	798,776
1.650%, 8/15/28	600,000	524,736
3.000%, 2/22/29	290,000	266,636
4.050%, 8/18/29	500,000	477,427
2.450%, 2/21/30	950,000	828,405
5.250%, 3/2/30	600,000	603,802
3.350%, 2/22/32	290,000	257,201
4.200%, 3/1/33	500,000	463,491
5.250%, 3/2/33	730,000	729,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Biogen, Inc.
4.050%, 9/15/25	$570,000	$559,617
2.250%, 5/1/30 (x)	735,000	625,080
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	208,512
1.650%, 10/1/30	2,790,000	2,300,041
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	701,212

		21,034,645

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
3.875%, 9/15/25	490,000	482,489
3.750%, 11/30/26	978,000	953,131
1.150%, 1/30/28	170,000	150,514
1.400%, 6/30/30	160,000	132,616
Baxter International, Inc.
2.600%, 8/15/26	500,000	471,710
1.915%, 2/1/27	500,000	458,043
2.272%, 12/1/28	500,000	440,750
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,412,861
4.693%, 2/13/28	375,000	369,402
2.823%, 5/20/30	355,000	313,681
1.957%, 2/11/31	665,000	544,348
4.298%, 8/22/32	105,000	98,267
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	280,044
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	724,078
Smith & Nephew plc
2.032%, 10/14/30	500,000	413,172
Solventum Corp.
5.600%, 3/23/34§	1,000,000	983,026
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	365,845
Stryker Corp.
3.500%, 3/15/26	375,000	363,943
3.650%, 3/7/28	600,000	571,106
1.950%, 6/15/30 (x)	500,000	420,454
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	500,000	417,718

		10,367,198

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	224,282
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	95,757
Series 2020
2.211%, 6/15/30 (x)	150,000	128,336
Banner Health
2.338%, 1/1/30	190,000	164,865
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30 (x)	50,000	41,203
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	125,000	121,656
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,191,204
Cencora, Inc.
3.450%, 12/15/27	400,000	378,111
2.800%, 5/15/30	750,000	659,571
2.700%, 3/15/31	600,000	513,224
Cigna Group (The)
4.125%, 11/15/25	525,000	516,246
4.500%, 2/25/26	1,000,000	985,786
1.250%, 3/15/26	500,000	466,701
5.685%, 3/15/26	500,000	499,767
4.375%, 10/15/28	1,340,000	1,299,063
2.400%, 3/15/30	2,350,000	2,032,960
2.375%, 3/15/31	450,000	377,895
5.400%, 3/15/33	500,000	502,039
CommonSpirit Health
1.547%, 10/1/25	330,000	312,968
6.073%, 11/1/27	390,000	398,603
3.347%, 10/1/29	185,000	169,743
2.782%, 10/1/30	340,000	293,147
CVS Health Corp.
5.000%, 2/20/26	275,000	273,078
2.875%, 6/1/26	1,500,000	1,429,302
3.000%, 8/15/26	250,000	237,880
1.300%, 8/21/27 (x)	1,500,000	1,330,565
4.300%, 3/25/28 (x)	2,587,000	2,498,561
5.000%, 1/30/29	180,000	178,116
5.400%, 6/1/29	335,000	334,804
3.250%, 8/15/29	335,000	303,982
5.125%, 2/21/30	400,000	395,734
1.750%, 8/21/30	2,000,000	1,624,353
5.250%, 1/30/31	180,000	178,033
5.550%, 6/1/31	2,000,000	2,000,353
5.250%, 2/21/33 (x)	400,000	391,340
5.300%, 6/1/33	195,000	190,787
Elevance Health, Inc.
4.900%, 2/8/26	180,000	178,659
1.500%, 3/15/26	750,000	703,271
3.650%, 12/1/27	715,000	682,627
5.150%, 6/15/29	310,000	311,089
2.875%, 9/15/29	200,000	179,623
2.250%, 5/15/30	165,000	141,447
2.550%, 3/15/31	750,000	639,078
4.100%, 5/15/32	1,000,000	927,852
4.750%, 2/15/33	500,000	482,846
HCA, Inc.
5.250%, 6/15/26	1,000,000	994,338
4.500%, 2/15/27	820,000	800,767
3.125%, 3/15/27	235,000	221,922
5.200%, 6/1/28	2,500,000	2,491,439
3.375%, 3/15/29	335,000	307,659
4.125%, 6/15/29	525,000	496,481
2.375%, 7/15/31	750,000	615,675
3.625%, 3/15/32	500,000	440,026
Humana, Inc.
5.700%, 3/13/26	375,000	374,556
1.350%, 2/3/27	540,000	489,540
3.950%, 3/15/27	375,000	362,330
5.750%, 3/1/28	200,000	203,227
3.700%, 3/23/29	625,000	584,985
3.125%, 8/15/29	625,000	565,501
5.375%, 4/15/31	750,000	747,890
5.875%, 3/1/33	200,000	203,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Kaiser Foundation Hospitals
3.150%, 5/1/27	$375,000	$358,487
Laboratory Corp. of America Holdings
1.550%, 6/1/26	1,070,000	993,388
McKesson Corp.
0.900%, 12/3/25	295,000	277,370
5.250%, 2/15/26	125,000	124,938
1.300%, 8/15/26	1,665,000	1,535,198
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	117,727
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	376,416
Quest Diagnostics, Inc.
3.450%, 6/1/26	775,000	748,650
6.400%, 11/30/33	140,000	150,197
Sutter Health
Series 20A
1.321%, 8/15/25	350,000	333,965
2.294%, 8/15/30	415,000	356,209
UnitedHealth Group, Inc.
3.750%, 7/15/25	1,000,000	985,220
3.700%, 12/15/25 (x)	200,000	195,897
1.250%, 1/15/26	265,000	250,061
3.100%, 3/15/26	500,000	483,380
1.150%, 5/15/26	750,000	697,082
3.450%, 1/15/27	750,000	723,047
3.700%, 5/15/27 (x)	350,000	338,495
2.950%, 10/15/27	1,000,000	940,720
5.250%, 2/15/28	715,000	724,206
3.875%, 12/15/28	250,000	239,376
4.250%, 1/15/29	500,000	486,531
4.000%, 5/15/29	390,000	374,458
2.875%, 8/15/29	770,000	698,819
2.000%, 5/15/30	395,000	335,398
2.300%, 5/15/31	750,000	629,556
4.200%, 5/15/32	315,000	297,005
4.500%, 4/15/33	500,000	477,597
Universal Health Services, Inc.
1.650%, 9/1/26	625,000	574,452

		51,710,456

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	156,182
2.100%, 6/4/30	290,000	243,741
2.300%, 3/12/31	750,000	626,052
Danaher Corp.
3.350%, 9/15/25	310,000	303,090
Illumina, Inc.
2.550%, 3/23/31	225,000	184,742
Revvity, Inc.
3.300%, 9/15/29	625,000	568,773
2.550%, 3/15/31	415,000	347,740
2.250%, 9/15/31	355,000	290,654
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	500,000	498,344
1.750%, 10/15/28	890,000	786,520
4.977%, 8/10/30	500,000	500,183
5.086%, 8/10/33	700,000	698,557

		5,204,578

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
1.200%, 5/28/26	250,000	232,092
4.875%, 3/3/28	500,000	499,401
1.750%, 5/28/28	400,000	354,094
4.900%, 3/3/30 (x)	500,000	501,497
2.250%, 5/28/31	325,000	274,364
4.875%, 3/3/33	500,000	495,646
5.000%, 2/26/34	3,000,000	2,990,285
AstraZeneca plc
3.375%, 11/16/25	1,500,000	1,462,359
Bristol-Myers Squibb Co.
0.750%, 11/13/25	600,000	564,696
3.200%, 6/15/26	600,000	578,077
1.125%, 11/13/27	600,000	528,935
3.900%, 2/20/28	2,750,000	2,656,558
3.400%, 7/26/29	773,000	719,214
1.450%, 11/13/30	355,000	287,521
5.900%, 11/15/33	665,000	699,008
5.200%, 2/22/34	3,000,000	2,995,520
Eli Lilly and Co.
5.000%, 2/27/26	220,000	219,716
3.375%, 3/15/29	258,000	243,820
4.700%, 2/9/34	2,000,000	1,957,883
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	500,000	483,136
Johnson & Johnson
0.550%, 9/1/25	500,000	474,447
2.450%, 3/1/26	750,000	720,411
2.950%, 3/3/27	500,000	477,265
0.950%, 9/1/27	625,000	556,603
1.300%, 9/1/30	705,000	580,326
4.900%, 6/1/31	2,315,000	2,334,311
Merck & Co., Inc.
0.750%, 2/24/26	440,000	411,052
1.700%, 6/10/27 (x)	600,000	550,996
4.050%, 5/17/28	250,000	244,731
1.900%, 12/10/28	300,000	266,686
3.400%, 3/7/29	750,000	708,381
4.300%, 5/17/30	500,000	487,079
1.450%, 6/24/30	895,000	739,520
2.150%, 12/10/31	570,000	474,524
4.500%, 5/17/33	295,000	286,270
Novartis Capital Corp.
2.000%, 2/14/27	750,000	697,659
3.100%, 5/17/27	1,000,000	954,517
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	1,170,000	1,155,048
4.450%, 5/19/28	2,000,000	1,965,748
4.650%, 5/19/30	1,500,000	1,478,024
4.750%, 5/19/33	1,195,000	1,166,689
Pfizer, Inc.
2.750%, 6/3/26	1,000,000	955,481
3.600%, 9/15/28	1,350,000	1,291,156
3.450%, 3/15/29	1,000,000	945,774
1.700%, 5/28/30 (x)	250,000	210,316
1.750%, 8/18/31	490,000	398,583
Royalty Pharma plc
1.200%, 9/2/25	715,000	679,402
1.750%, 9/2/27	455,000	408,304
5.150%, 9/2/29	390,000	387,169
2.200%, 9/2/30	415,000	346,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Sanofi SA
3.625%, 6/19/28	$750,000	$719,367
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,349,341
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	993,084
2.050%, 3/31/30	470,000	396,868
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	750,000	727,791
Viatris, Inc.
2.300%, 6/22/27	375,000	342,351
2.700%, 6/22/30 (x)	885,000	749,754
Zoetis, Inc.
4.500%, 11/13/25	750,000	739,746
3.000%, 9/12/27 (x)	500,000	469,353
3.900%, 8/20/28	350,000	334,384
2.000%, 5/15/30	500,000	421,066

		49,339,505

Total Health Care		137,656,382

Industrials (1.9%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.600%, 10/30/25	650,000	621,413
2.750%, 2/1/26	600,000	569,652
2.196%, 2/4/26	1,250,000	1,174,581
3.100%, 5/1/26	500,000	474,175
2.250%, 6/15/26	300,000	279,439
2.700%, 2/1/27	365,000	336,190
5.040%, 5/1/27	1,500,000	1,466,743
3.250%, 2/1/28	600,000	549,750
3.450%, 11/1/28 (x)	300,000	271,512
3.200%, 3/1/29 (x)	500,000	443,392
2.950%, 2/1/30 (x)	750,000	641,224
5.150%, 5/1/30 (x)	1,000,000	959,117
6.388%, 5/1/31 (x)§	190,000	193,279
6.528%, 5/1/34§	2,000,000	2,046,048
General Dynamics Corp.
1.150%, 6/1/26	415,000	385,221
2.125%, 8/15/26	750,000	706,196
3.750%, 5/15/28 (x)	805,000	774,925
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	878,021
L3Harris Technologies, Inc.
3.850%, 12/15/26	245,000	236,653
5.400%, 1/15/27	335,000	336,109
4.400%, 6/15/28	1,750,000	1,698,834
5.400%, 7/31/33	750,000	747,129
Leidos, Inc.
4.375%, 5/15/30	95,000	89,743
5.750%, 3/15/33	375,000	378,784
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	608,788
4.450%, 5/15/28	480,000	472,109
4.750%, 2/15/34	2,000,000	1,948,809
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,412,082
RTX Corp.
3.950%, 8/16/25	375,000	368,572
3.500%, 3/15/27	715,000	684,643
3.125%, 5/4/27	1,250,000	1,184,892
6.000%, 3/15/31	625,000	652,433
1.900%, 9/1/31	1,520,000	1,224,655
2.375%, 3/15/32	750,000	613,306
5.150%, 2/27/33	290,000	287,208
Textron, Inc.
4.000%, 3/15/26	175,000	171,025
3.650%, 3/15/27	250,000	239,181

		26,125,833

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	483,567
FedEx Corp.
3.250%, 4/1/26	500,000	482,473
3.400%, 2/15/28	500,000	473,313
4.200%, 10/17/28 (x)	500,000	485,263
3.100%, 8/5/29 (x)	750,000	685,982
GXO Logistics, Inc.
6.250%, 5/6/29	155,000	158,022
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	706,879
3.400%, 3/15/29	310,000	291,528
2.500%, 9/1/29	150,000	133,680
4.875%, 3/3/33	290,000	285,555

		4,186,262

Building Products (0.2%)
Carrier Global Corp.
2.493%, 2/15/27	830,000	776,135
2.722%, 2/15/30 (x)	1,570,000	1,385,271
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	350,000	316,242
4.000%, 3/25/32	500,000	454,149
5.875%, 6/1/33	315,000	319,171
Johnson Controls International plc
5.500%, 4/19/29	250,000	252,996
1.750%, 9/15/30	265,000	218,536
2.000%, 9/16/31	585,000	472,434
Lennox International, Inc.
1.350%, 8/1/25	135,000	128,821
1.700%, 8/1/27	100,000	89,854
5.500%, 9/15/28	250,000	252,288
Masco Corp.
1.500%, 2/15/28	375,000	328,482
2.000%, 10/1/30	500,000	410,837
2.000%, 2/15/31	500,000	407,145
Owens Corning
3.400%, 8/15/26	285,000	273,218
3.950%, 8/15/29	250,000	236,104
Trane Technologies Financing Ltd.
3.500%, 3/21/26	500,000	484,005
3.800%, 3/21/29	500,000	475,030
5.250%, 3/3/33	135,000	136,103

		7,416,821

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.700%, 4/1/27	600,000	576,878
4.000%, 5/1/32	500,000	469,778
RELX Capital, Inc.
4.000%, 3/18/29	750,000	720,049
3.000%, 5/22/30	250,000	224,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 5/20/32	$105,000	$102,042
Republic Services, Inc.
0.875%, 11/15/25	200,000	187,911
3.375%, 11/15/27	275,000	260,706
3.950%, 5/15/28	750,000	721,590
4.875%, 4/1/29	555,000	550,001
5.000%, 11/15/29	500,000	498,184
Waste Connections, Inc.
3.500%, 5/1/29	750,000	700,380
5.000%, 3/1/34	1,000,000	977,574
Waste Management, Inc.
0.750%, 11/15/25	135,000	126,839
3.150%, 11/15/27 (x)	750,000	707,925
1.150%, 3/15/28	195,000	170,134
4.875%, 2/15/29	500,000	498,929
2.000%, 6/1/29	250,000	218,364
4.625%, 2/15/30	500,000	491,717
4.150%, 4/15/32 (x)	1,000,000	946,164
4.625%, 2/15/33	500,000	484,827
4.875%, 2/15/34	2,000,000	1,956,221

		11,590,678

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	880,076

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	471,778
4.350%, 5/18/28	310,000	303,796
Emerson Electric Co.
0.875%, 10/15/26	665,000	606,514
1.800%, 10/15/27	235,000	214,261
2.000%, 12/21/28	600,000	531,559
2.200%, 12/21/31	600,000	500,686
Hubbell, Inc.
3.150%, 8/15/27	150,000	141,360
3.500%, 2/15/28	500,000	471,438
2.300%, 3/15/31	290,000	242,170
Regal Rexnord Corp.
6.400%, 4/15/33	2,000,000	2,044,858
Rockwell Automation, Inc.
3.500%, 3/1/29	300,000	282,785
1.750%, 8/15/31	200,000	160,828

		5,972,033

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.650%, 9/1/25	500,000	489,888
3.250%, 6/15/27	400,000	382,270
Canadian National Railway Co.
3.850%, 8/5/32 (x)	500,000	460,957
Canadian Pacific Railway Co.
1.750%, 12/2/26	290,000	267,400
2.875%, 11/15/29	310,000	277,404
2.050%, 3/5/30	180,000	153,392
2.450%, 12/2/31	335,000	303,981
CSX Corp.
3.350%, 11/1/25	500,000	486,873
2.600%, 11/1/26 (x)	750,000	708,300
3.250%, 6/1/27	550,000	524,764
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	488,686
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	477,358
3.150%, 6/1/27	365,000	345,755
2.550%, 11/1/29	500,000	440,259
5.050%, 8/1/30	355,000	353,934
Ryder System, Inc.
3.350%, 9/1/25	500,000	487,449
1.750%, 9/1/26	310,000	286,621
2.900%, 12/1/26	220,000	207,650
2.850%, 3/1/27	145,000	136,233
4.300%, 6/15/27	250,000	243,503
5.650%, 3/1/28	750,000	760,656
5.250%, 6/1/28	355,000	356,071
Union Pacific Corp.
3.750%, 7/15/25	625,000	615,272
3.250%, 8/15/25	250,000	244,059
4.750%, 2/21/26	125,000	124,181
2.750%, 3/1/26	250,000	240,416
2.150%, 2/5/27	500,000	465,934
3.700%, 3/1/29	530,000	504,812
2.400%, 2/5/30	430,000	376,609
2.375%, 5/20/31	470,000	399,126
2.800%, 2/14/32	350,000	302,321

		11,912,134

Industrial Conglomerates (0.1%)
3M Co.
3.000%, 8/7/25	750,000	730,163
2.250%, 9/19/26	500,000	468,499
2.875%, 10/15/27	500,000	466,107
3.625%, 9/14/28	500,000	472,768
2.375%, 8/26/29	750,000	654,684
Honeywell International, Inc.
4.250%, 1/15/29	475,000	464,515
2.700%, 8/15/29	295,000	266,789
1.950%, 6/1/30	1,000,000	851,945
1.750%, 9/1/31	960,000	778,604
Pentair Finance Sarl
4.500%, 7/1/29	250,000	241,539
5.900%, 7/15/32	500,000	509,730

		5,905,343

Machinery (0.3%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	313,338
1.900%, 3/12/31	350,000	294,257
CNH Industrial Capital LLC
5.450%, 10/14/25	85,000	84,953
1.875%, 1/15/26	875,000	829,188
1.450%, 7/15/26	500,000	461,819
CNH Industrial NV
3.850%, 11/15/27	655,000	626,573
Cummins, Inc.
0.750%, 9/1/25	165,000	156,811
Dover Corp.
3.150%, 11/15/25	250,000	242,364
2.950%, 11/4/29	105,000	94,881
IDEX Corp.
3.000%, 5/1/30	250,000	220,087
Illinois Tool Works, Inc.
2.650%, 11/15/26	950,000	903,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Ingersoll Rand, Inc.
5.176%, 6/15/29	$350,000	$350,062
Kennametal, Inc.
4.625%, 6/15/28	250,000	243,097
nVent Finance Sarl
2.750%, 11/15/31 (x)	500,000	411,961
5.650%, 5/15/33	500,000	498,468
Oshkosh Corp.
4.600%, 5/15/28	250,000	243,684
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	742,422
5.250%, 8/16/28	185,000	186,068
2.565%, 2/15/30	925,000	812,470
Parker-Hannifin Corp.
4.250%, 9/15/27 (x)	355,000	345,952
3.250%, 6/14/29	270,000	247,698
4.500%, 9/15/29	250,000	243,545
Stanley Black & Decker, Inc.
3.400%, 3/1/26	355,000	343,601
6.272%, 3/6/26	500,000	499,582
6.000%, 3/6/28	500,000	511,814
4.250%, 11/15/28	350,000	337,381
3.000%, 5/15/32	285,000	242,103
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	500,000	478,133
4.700%, 9/15/28 (e)(x)	750,000	736,247
Xylem, Inc.
3.250%, 11/1/26	570,000	544,785
1.950%, 1/30/28	350,000	314,079

		12,560,667

Passenger Airlines (0.0%)†
Southwest Airlines Co.
3.000%, 11/15/26	250,000	237,188
5.125%, 6/15/27	850,000	843,047
3.450%, 11/16/27	250,000	234,917
2.625%, 2/10/30	350,000	302,509

		1,617,661

Professional Services (0.1%)
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	489,454
1.700%, 5/15/28 (x)	485,000	432,133
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	336,150
2.900%, 12/1/29	500,000	445,886
2.600%, 5/1/31	1,000,000	842,282
Equifax, Inc.
5.100%, 12/15/27	565,000	561,986
5.100%, 6/1/28	750,000	746,841
Thomson Reuters Corp.
3.350%, 5/15/26	570,000	549,940
Verisk Analytics, Inc.
4.125%, 3/15/29 (x)	500,000	479,619

		4,884,291

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.375%, 7/1/25	235,000	229,566
2.875%, 1/15/26	790,000	757,570
3.750%, 6/1/26	375,000	361,964
1.875%, 8/15/26	375,000	347,628
2.200%, 1/15/27	750,000	691,916
5.850%, 12/15/27	500,000	505,787
5.300%, 2/1/28	250,000	249,432
2.100%, 9/1/28	455,000	399,330
3.000%, 2/1/30	250,000	221,412
3.125%, 12/1/30	350,000	305,572
5.200%, 7/15/31	250,000	245,081
2.875%, 1/15/32 (x)	750,000	627,384
Aircastle Ltd.
4.250%, 6/15/26	235,000	228,823

		5,171,465

Total Industrials		98,223,264

Information Technology (2.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.950%, 2/28/26	750,000	725,121
5.050%, 2/26/34	3,000,000	3,000,025
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	197,320
3.750%, 8/15/29	500,000	464,991
2.000%, 12/10/30	320,000	259,032
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	540,586
4.600%, 5/23/29	350,000	340,754
5.600%, 6/1/32	500,000	507,183

		6,035,012

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	473,303
5.411%, 7/1/32	200,000	199,384
Amphenol Corp.
4.750%, 3/30/26	65,000	64,451
2.200%, 9/15/31	440,000	360,714
Avnet, Inc.
4.625%, 4/15/26	500,000	492,204
6.250%, 3/15/28	500,000	511,826
3.000%, 5/15/31 (x)	500,000	420,476
5.500%, 6/1/32	100,000	96,886
CDW LLC
2.670%, 12/1/26	715,000	671,363
3.276%, 12/1/28	535,000	485,946
3.569%, 12/1/31	750,000	653,925
Flex Ltd.
3.750%, 2/1/26	500,000	485,240
4.875%, 6/15/29 (x)	350,000	339,125
4.875%, 5/12/30	665,000	641,333
Jabil, Inc.
1.700%, 4/15/26	185,000	172,910
4.250%, 5/15/27	375,000	362,874
3.950%, 1/12/28 (x)	270,000	256,739
5.450%, 2/1/29	315,000	314,726
3.600%, 1/15/30	150,000	135,552
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	456,698
3.000%, 10/30/29	250,000	222,600
Teledyne Technologies, Inc.
1.600%, 4/1/26	500,000	467,178
2.250%, 4/1/28	500,000	445,744
Trimble, Inc.
4.900%, 6/15/28	450,000	443,341
Tyco Electronics Group SA
4.500%, 2/13/26	300,000	296,731

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.700%, 2/15/26	$250,000	$243,970
3.125%, 8/15/27	365,000	344,622
2.500%, 2/4/32	85,000	71,571
Vontier Corp.
1.800%, 4/1/26	310,000	287,913
2.400%, 4/1/28	500,000	442,800

		10,862,145

IT Services (0.2%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	426,122
DXC Technology Co.
1.800%, 9/15/26	750,000	688,725
2.375%, 9/15/28	750,000	652,024
Genpact Luxembourg Sarl
1.750%, 4/10/26	200,000	186,777
6.000%, 6/4/29	125,000	126,519
International Business Machines Corp.
4.000%, 7/27/25	500,000	492,745
4.500%, 2/6/26	500,000	494,468
3.300%, 5/15/26	1,500,000	1,448,474
3.300%, 1/27/27	1,095,000	1,049,542
2.200%, 2/9/27	185,000	171,974
1.700%, 5/15/27	405,000	369,035
4.150%, 7/27/27	500,000	487,602
4.500%, 2/6/28	500,000	492,986
1.950%, 5/15/30	220,000	186,121
2.720%, 2/9/32	380,000	326,407
4.400%, 7/27/32	500,000	475,818
4.750%, 2/6/33	500,000	487,274

		8,562,613

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	60,314
Analog Devices, Inc.
3.500%, 12/5/26	500,000	482,840
3.450%, 6/15/27	500,000	479,955
1.700%, 10/1/28	340,000	299,313
2.100%, 10/1/31	435,000	360,018
Applied Materials, Inc.
4.800%, 6/15/29	135,000	134,883
1.750%, 6/1/30 (x)	585,000	492,435
Broadcom, Inc.
3.459%, 9/15/26	260,000	250,051
1.950%, 2/15/28§	515,000	460,701
4.110%, 9/15/28	1,942,000	1,872,844
4.000%, 4/15/29§	250,000	238,133
5.000%, 4/15/30	4,500,000	4,506,608
2.450%, 2/15/31§	1,250,000	1,054,337
4.150%, 4/15/32§	200,000	184,513
Intel Corp.
3.700%, 7/29/25	1,795,000	1,764,174
4.875%, 2/10/26	115,000	114,339
2.600%, 5/19/26 (x)	500,000	476,276
3.150%, 5/11/27 (x)	1,000,000	950,440
3.750%, 8/5/27	500,000	481,990
4.875%, 2/10/28	375,000	374,245
2.450%, 11/15/29	1,605,000	1,411,497
5.125%, 2/10/30	355,000	356,605
3.900%, 3/25/30	1,000,000	939,081
2.000%, 8/12/31 (x)	750,000	610,783
4.150%, 8/5/32	500,000	468,879
5.200%, 2/10/33	335,000	334,774
KLA Corp.
4.100%, 3/15/29	625,000	607,253
4.650%, 7/15/32	440,000	429,643
Lam Research Corp.
3.750%, 3/15/26	750,000	731,852
4.000%, 3/15/29	530,000	510,160
Marvell Technology, Inc.
1.650%, 4/15/26 (x)	335,000	313,419
2.450%, 4/15/28	335,000	302,721
4.875%, 6/22/28	350,000	344,915
2.950%, 4/15/31	290,000	249,864
5.950%, 9/15/33 (x)	470,000	485,487
Micron Technology, Inc.
4.975%, 2/6/26 (x)	350,000	347,324
4.185%, 2/15/27	375,000	364,512
5.375%, 4/15/28 (x)	500,000	501,741
5.327%, 2/6/29	350,000	351,324
6.750%, 11/1/29	500,000	531,249
2.703%, 4/15/32	220,000	181,966
5.875%, 2/9/33	315,000	322,425
NVIDIA Corp.
3.200%, 9/16/26	850,000	821,645
1.550%, 6/15/28	1,000,000	891,196
2.000%, 6/15/31	1,000,000	839,898
NXP BV
5.350%, 3/1/26	500,000	498,945
3.875%, 6/18/26	500,000	485,625
3.150%, 5/1/27	165,000	156,011
4.400%, 6/1/27	115,000	112,458
5.550%, 12/1/28	335,000	339,988
4.300%, 6/18/29	750,000	720,473
3.400%, 5/1/30	1,215,000	1,098,117
2.500%, 5/11/31	500,000	418,505
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,432,590
2.150%, 5/20/30	500,000	432,299
4.250%, 5/20/32	260,000	248,431
Texas Instruments, Inc.
1.125%, 9/15/26	335,000	308,083
2.900%, 11/3/27	355,000	333,465
4.600%, 2/15/28	55,000	54,583
2.250%, 9/4/29	320,000	283,001
1.900%, 9/15/31 (x)	600,000	496,049
3.650%, 8/16/32	140,000	128,301
4.900%, 3/14/33	650,000	649,543
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	444,918
4.125%, 4/22/29	500,000	484,935
4.250%, 4/22/32 (x)	345,000	333,639

		37,748,581

Software (0.5%)
Adobe, Inc.
2.150%, 2/1/27	465,000	433,672
Autodesk, Inc.
3.500%, 6/15/27	1,000,000	957,123
2.850%, 1/15/30	195,000	173,543
Fortinet, Inc.
1.000%, 3/15/26	185,000	171,539
2.200%, 3/15/31	125,000	102,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Intuit, Inc.
0.950%, 7/15/25	$250,000	$239,127
5.250%, 9/15/26	500,000	501,690
1.350%, 7/15/27	165,000	148,430
5.125%, 9/15/28	500,000	504,709
5.200%, 9/15/33	650,000	654,191
Microsoft Corp.
2.400%, 8/8/26 (x)	3,260,000	3,102,860
3.400%, 9/15/26	600,000	580,994
3.300%, 2/6/27	1,000,000	963,924
3.400%, 6/15/27	310,000	297,673
1.350%, 9/15/30	180,000	148,561
Oracle Corp.
5.800%, 11/10/25	145,000	145,686
1.650%, 3/25/26	680,000	637,332
2.650%, 7/15/26	2,805,000	2,658,213
3.250%, 11/15/27	1,000,000	943,334
4.500%, 5/6/28	610,000	598,594
6.150%, 11/9/29	295,000	308,430
2.950%, 4/1/30	5,000,000	4,447,010
4.650%, 5/6/30	1,000,000	978,769
4.900%, 2/6/33	525,000	509,328
Roper Technologies, Inc.
1.000%, 9/15/25	310,000	293,736
3.850%, 12/15/25	125,000	122,272
3.800%, 12/15/26	285,000	275,538
1.400%, 9/15/27	375,000	333,514
2.950%, 9/15/29	210,000	188,767
2.000%, 6/30/30	440,000	367,258
Salesforce, Inc.
3.700%, 4/11/28	375,000	361,019
1.500%, 7/15/28	650,000	571,597
1.950%, 7/15/31	1,200,000	983,580
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,621,999
VMware LLC
1.400%, 8/15/26	310,000	285,687
3.900%, 8/21/27	2,050,000	1,966,183
1.800%, 8/15/28	405,000	354,362

		27,933,178

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
0.550%, 8/20/25	1,000,000	948,722
0.700%, 2/8/26 (x)	1,000,000	933,265
4.421%, 5/8/26	355,000	352,821
2.450%, 8/4/26	1,675,000	1,591,508
2.050%, 9/11/26	750,000	704,855
3.350%, 2/9/27	1,500,000	1,445,495
3.200%, 5/11/27	923,000	884,158
3.000%, 6/20/27 (x)	2,060,000	1,961,040
1.200%, 2/8/28	1,000,000	883,727
4.000%, 5/10/28 (x)	355,000	347,464
1.400%, 8/5/28	1,000,000	880,113
3.250%, 8/8/29	750,000	702,148
2.200%, 9/11/29	750,000	664,795
4.150%, 5/10/30 (x)	225,000	220,985
1.650%, 5/11/30	440,000	370,895
3.350%, 8/8/32	750,000	681,027
4.300%, 5/10/33 (x)	500,000	493,850
Dell International LLC
5.850%, 7/15/25	1,000,000	1,002,154
6.020%, 6/15/26	319,000	322,262
4.900%, 10/1/26	1,300,000	1,286,619
5.250%, 2/1/28	250,000	251,592
5.300%, 10/1/29	1,500,000	1,509,163
Hewlett Packard Enterprise Co.
1.750%, 4/1/26	600,000	562,566
6.102%, 4/1/26	500,000	498,748
5.250%, 7/1/28	500,000	503,313
HP, Inc.
1.450%, 6/17/26	750,000	695,971
4.750%, 1/15/28	500,000	494,722
2.650%, 6/17/31	750,000	635,972
4.200%, 4/15/32	500,000	464,049
NetApp, Inc.
2.375%, 6/22/27 (x)	300,000	276,759
2.700%, 6/22/30	300,000	260,788
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	212,953
Western Digital Corp.
2.850%, 2/1/29	500,000	432,500

		23,476,999

Total Information Technology		114,618,528

Materials (0.8%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
1.500%, 10/15/25	130,000	123,799
1.850%, 5/15/27	195,000	179,093
2.050%, 5/15/30 (x)	125,000	107,129
4.800%, 3/3/33	500,000	492,343
Albemarle Corp.
4.650%, 6/1/27	250,000	245,717
5.050%, 6/1/32 (x)	250,000	239,886
Cabot Corp.
4.000%, 7/1/29	500,000	471,167
5.000%, 6/30/32 (x)	200,000	194,999
Celanese US Holdings LLC
1.400%, 8/5/26	250,000	229,200
6.165%, 7/15/27	500,000	507,065
6.350%, 11/15/28	355,000	364,485
6.330%, 7/15/29	500,000	513,708
6.550%, 11/15/30	500,000	521,708
6.379%, 7/15/32	500,000	514,209
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	495,467
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,133,785
4.725%, 11/15/28	1,000,000	996,659
Eastman Chemical Co.
5.750%, 3/8/33	750,000	758,012
Ecolab, Inc.
2.700%, 11/1/26 (x)	215,000	203,658
1.650%, 2/1/27	1,000,000	917,917
EIDP, Inc.
1.700%, 7/15/25	145,000	139,413
4.500%, 5/15/26	355,000	350,117
4.800%, 5/15/33	500,000	482,833
FMC Corp.
5.150%, 5/18/26	315,000	312,549
3.200%, 10/1/26	350,000	331,901
5.650%, 5/18/33 (x)	500,000	492,128

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	$385,000	$371,159
Linde, Inc.
4.700%, 12/5/25	500,000	496,597
3.200%, 1/30/26	350,000	339,201
1.100%, 8/10/30	500,000	402,375
LYB International Finance III LLC
1.250%, 10/1/25	241,000	227,997
2.250%, 10/1/30	270,000	228,221
5.625%, 5/15/33	500,000	506,671
Mosaic Co. (The)
4.050%, 11/15/27	750,000	718,543
5.375%, 11/15/28	105,000	105,459
NewMarket Corp.
2.700%, 3/18/31	500,000	417,287
Nutrien Ltd.
4.000%, 12/15/26	500,000	483,113
4.900%, 3/27/28	235,000	232,073
4.200%, 4/1/29	280,000	268,113
2.950%, 5/13/30	500,000	443,370
PPG Industries, Inc.
1.200%, 3/15/26	510,000	474,294
2.800%, 8/15/29	250,000	225,207
RPM International, Inc.
3.750%, 3/15/27	350,000	335,452
4.550%, 3/1/29 (x)	500,000	482,659
2.950%, 1/15/32	470,000	392,727
Sherwin-Williams Co. (The)
4.250%, 8/8/25	175,000	172,741
3.950%, 1/15/26	500,000	489,364
3.450%, 6/1/27	750,000	715,422
2.950%, 8/15/29	500,000	450,817
Westlake Corp.
3.600%, 8/15/26	500,000	481,210
3.375%, 6/15/30	280,000	252,254

		21,031,273

Construction Materials (0.0%)†
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	316,569
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	306,302
3.500%, 12/15/27	500,000	474,937
2.400%, 7/15/31 (x)	250,000	207,092
Series CB
2.500%, 3/15/30	235,000	203,598
Vulcan Materials Co.
3.900%, 4/1/27	130,000	125,640

		1,634,138

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	320,000	324,106
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	472,713
2.630%, 6/19/30	220,000	188,562
2.690%, 5/25/31	490,000	412,589
Avery Dennison Corp.
4.875%, 12/6/28	300,000	295,488
5.750%, 3/15/33	250,000	256,740
Berry Global, Inc.
1.570%, 1/15/26	1,125,000	1,056,926
1.650%, 1/15/27	500,000	455,350
5.500%, 4/15/28	250,000	249,275
Packaging Corp. of America
3.400%, 12/15/27	360,000	340,076
5.700%, 12/1/33	280,000	283,740
Sonoco Products Co.
2.250%, 2/1/27	415,000	383,766
WRKCo., Inc.
4.650%, 3/15/26	550,000	541,937
4.000%, 3/15/28	500,000	478,374
3.900%, 6/1/28	175,000	166,377

		5,906,019

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	346,500
3.750%, 10/1/30	200,000	175,062
BHP Billiton Finance USA Ltd.
4.875%, 2/27/26	500,000	496,421
5.250%, 9/8/26	500,000	500,799
4.750%, 2/28/28	500,000	496,354
5.100%, 9/8/28	500,000	502,201
5.250%, 9/8/30 (x)	500,000	506,444
4.900%, 2/28/33	530,000	520,113
5.250%, 9/8/33	500,000	499,438
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,444,294
Kinross Gold Corp.
6.250%, 7/15/33	500,000	521,686
Nucor Corp.
4.300%, 5/23/27	500,000	488,946
3.950%, 5/1/28	1,350,000	1,290,775
Reliance, Inc.
1.300%, 8/15/25	310,000	294,605
2.150%, 8/15/30	275,000	230,216
Rio Tinto Finance USA plc
5.000%, 3/9/33	750,000	748,432
Steel Dynamics, Inc.
1.650%, 10/15/27	190,000	169,313
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,071,643
6.125%, 6/12/33	375,000	378,000

		10,681,242

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	468,110
Suzano Austria GmbH
2.500%, 9/15/28	210,000	183,758
6.000%, 1/15/29	1,000,000	999,200
5.000%, 1/15/30	2,000,000	1,890,800
Suzano International Finance BV
5.500%, 1/17/27	625,000	619,681

		4,161,549

Total Materials		43,414,221

Real Estate (1.4%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,431,284
5.550%, 1/15/28	500,000	504,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GLP Capital LP (REIT)
5.375%, 4/15/26	$750,000	$743,438
5.750%, 6/1/28	385,000	384,884
3.250%, 1/15/32	250,000	209,575
Simon Property Group LP (REIT)
3.500%, 9/1/25 (x)	820,000	802,603
3.250%, 11/30/26	500,000	477,501
3.375%, 6/15/27	1,750,000	1,668,736
3.375%, 12/1/27	750,000	708,763
1.750%, 2/1/28 (x)	500,000	445,537
2.450%, 9/13/29 (x)	750,000	658,646
2.650%, 7/15/30	500,000	435,843
Store Capital LLC (REIT)
4.500%, 3/15/28	275,000	259,544
4.625%, 3/15/29 (x)	250,000	235,783
2.750%, 11/18/30	250,000	206,046
2.700%, 12/1/31	500,000	400,056
WP Carey, Inc. (REIT)
4.250%, 10/1/26	400,000	388,883
3.850%, 7/15/29	250,000	233,633

		10,195,573

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.800%, 4/15/26	250,000	242,804
DOC DR LLC (REIT)
4.300%, 3/15/27	250,000	244,249
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	405,916
Healthpeak OP LLC (REIT)
3.250%, 7/15/26	175,000	167,474
1.350%, 2/1/27	1,000,000	906,457
2.125%, 12/1/28	795,000	699,642
3.500%, 7/15/29	200,000	184,684
5.250%, 12/15/32	375,000	368,742
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	122,525
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	677,722
Ventas Realty LP (REIT)
3.250%, 10/15/26	800,000	758,809
Welltower OP LLC (REIT)
2.700%, 2/15/27	250,000	235,380
4.250%, 4/15/28 (x)	1,225,000	1,184,177
2.050%, 1/15/29	1,165,000	1,014,906

		7,213,487

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 6/30/26	750,000	722,894
3.250%, 10/1/26	300,000	287,051
2.125%, 4/15/27	500,000	462,011
3.375%, 12/15/27	680,000	643,664
4.875%, 6/15/28	500,000	497,434
4.000%, 9/15/28	300,000	289,144
4.375%, 2/1/29	155,000	151,014
2.875%, 11/15/29	185,000	166,032
1.750%, 7/1/30	200,000	165,199
2.250%, 1/15/32	500,000	408,718
5.000%, 3/15/34	750,000	735,825
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	204,546
2.150%, 9/1/31	200,000	159,318

		4,892,850

Office REITs (0.1%)
Boston Properties LP (REIT)
3.400%, 6/21/29	750,000	664,751
3.250%, 1/30/31 (x)	1,500,000	1,268,950
COPT Defense Properties LP (REIT)
2.250%, 3/15/26 (x)	270,000	254,738
2.000%, 1/15/29	425,000	359,844
Kilroy Realty LP (REIT)
4.375%, 10/1/25	400,000	392,589
4.750%, 12/15/28	350,000	330,766
Piedmont Operating Partnership LP (REIT)
9.250%, 7/20/28	250,000	266,537
6.875%, 7/15/29	175,000	172,840
3.150%, 8/15/30	500,000	397,514

		4,108,529

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,482,857
2.500%, 4/1/31	250,000	207,558

		1,690,415

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	478,607
2.375%, 7/15/31	160,000	129,837
3.625%, 4/15/32	350,000	305,632
AvalonBay Communities, Inc. (REIT)
3.500%, 11/15/25	250,000	243,922
2.950%, 5/11/26	1,000,000	958,528
2.900%, 10/15/26	250,000	237,276
3.350%, 5/15/27	175,000	167,131
1.900%, 12/1/28	1,250,000	1,097,695
5.300%, 12/7/33	145,000	144,049
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	206,405
ERP Operating LP (REIT)
3.250%, 8/1/27	355,000	335,888
4.150%, 12/1/28	300,000	289,201
1.850%, 8/1/31	200,000	161,351
Essex Portfolio LP (REIT)
3.375%, 4/15/26	250,000	241,018
1.700%, 3/1/28	625,000	548,431
4.000%, 3/1/29	500,000	471,649
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	331,607
5.450%, 8/15/30	300,000	300,289
4.150%, 4/15/32	250,000	227,514
5.500%, 8/15/33	500,000	493,311
Mid-America Apartments LP (REIT)
4.000%, 11/15/25	350,000	342,782
1.100%, 9/15/26	165,000	150,692
3.600%, 6/1/27 (x)	500,000	479,242
3.950%, 3/15/29 (x)	750,000	714,906
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	271,882
2.700%, 7/15/31	185,000	152,909
4.200%, 4/15/32	250,000	224,194
5.700%, 1/15/33	250,000	246,036
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	471,093
2.750%, 9/1/31	200,000	162,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
UDR, Inc. (REIT)
2.950%, 9/1/26	$125,000	$118,547
3.500%, 7/1/27	350,000	331,437
3.200%, 1/15/30	1,000,000	900,809
3.000%, 8/15/31	150,000	129,514

		12,066,095

Retail REITs (0.3%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	281,718
Brixmor Operating Partnership LP (REIT)
4.125%, 6/15/26	275,000	268,132
3.900%, 3/15/27	250,000	239,994
2.250%, 4/1/28	175,000	155,688
4.125%, 5/15/29	375,000	353,983
4.050%, 7/1/30 (x)	375,000	347,728
2.500%, 8/16/31	250,000	205,632
Federal Realty OP LP (REIT)
1.250%, 2/15/26	250,000	233,288
3.250%, 7/15/27	500,000	470,098
5.375%, 5/1/28	500,000	498,866
3.200%, 6/15/29	500,000	452,739
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	178,484
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	241,493
NNN REIT, Inc. (REIT)
4.000%, 11/15/25	200,000	195,747
3.600%, 12/15/26	250,000	239,731
4.300%, 10/15/28	665,000	640,958
Realty Income Corp. (REIT)
4.625%, 11/1/25	500,000	494,489
5.050%, 1/13/26	55,000	54,665
0.750%, 3/15/26	390,000	360,118
4.875%, 6/1/26	485,000	480,852
4.125%, 10/15/26	725,000	705,935
3.950%, 8/15/27	320,000	308,504
2.100%, 3/15/28	500,000	447,739
2.200%, 6/15/28	500,000	446,173
4.700%, 12/15/28	350,000	343,260
3.250%, 6/15/29	350,000	321,865
4.000%, 7/15/29	225,000	212,980
4.850%, 3/15/30	155,000	151,973
5.625%, 10/13/32 (x)	250,000	253,311
5.125%, 2/15/34	2,000,000	1,944,107
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	344,891
4.125%, 3/15/28	500,000	481,264
2.950%, 9/15/29	250,000	223,786
SITE Centers Corp. (REIT)
4.700%, 6/1/27	165,000	163,709

		12,743,900

Specialized REITs (0.4%)
American Tower Corp. (REIT)
1.300%, 9/15/25	350,000	332,551
1.600%, 4/15/26	600,000	560,360
1.450%, 9/15/26	500,000	458,385
2.750%, 1/15/27	350,000	328,263
3.650%, 3/15/27	400,000	383,155
1.500%, 1/31/28	350,000	306,680
5.500%, 3/15/28	500,000	503,087
5.250%, 7/15/28	355,000	354,366
5.800%, 11/15/28	415,000	423,030
3.950%, 3/15/29	500,000	472,200
2.900%, 1/15/30 (x)	240,000	211,611
2.100%, 6/15/30	250,000	209,490
1.875%, 10/15/30	1,000,000	814,151
2.700%, 4/15/31	600,000	507,718
2.300%, 9/15/31	355,000	290,196
5.650%, 3/15/33	250,000	251,678
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	100,000	95,721
4.450%, 2/15/26	2,165,000	2,126,841
3.700%, 6/15/26	165,000	159,419
1.050%, 7/15/26	750,000	686,609
2.900%, 3/15/27	970,000	909,433
3.650%, 9/1/27	750,000	712,640
5.000%, 1/11/28	180,000	177,604
4.800%, 9/1/28	415,000	407,319
5.600%, 6/1/29 (x)	250,000	252,304
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	238,074
2.250%, 12/15/28	500,000	440,009
4.375%, 2/15/29	150,000	143,369
Equinix, Inc. (REIT)
1.250%, 7/15/25	265,000	253,474
1.000%, 9/15/25	750,000	709,980
1.450%, 5/15/26	350,000	324,759
2.900%, 11/18/26	455,000	429,328
1.800%, 7/15/27	215,000	194,124
1.550%, 3/15/28	375,000	327,558
2.000%, 5/15/28	350,000	309,931
3.200%, 11/18/29	455,000	409,228
2.500%, 5/15/31	750,000	628,054
3.900%, 4/15/32	500,000	455,893
Extra Space Storage LP (REIT)
3.500%, 7/1/26	500,000	480,683
3.875%, 12/15/27	400,000	380,632
5.700%, 4/1/28	330,000	334,013
3.900%, 4/1/29	165,000	155,275
4.000%, 6/15/29	500,000	468,686
5.500%, 7/1/30	355,000	357,148
2.400%, 10/15/31	350,000	285,382
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	250,000	233,170
1.500%, 11/9/26	250,000	229,693
3.094%, 9/15/27	300,000	282,479
1.850%, 5/1/28	280,000	249,037
1.950%, 11/9/28	415,000	365,562
5.125%, 1/15/29	295,000	297,174
3.385%, 5/1/29	320,000	298,442
2.300%, 5/1/31	280,000	235,391
2.250%, 11/9/31	310,000	255,875
5.100%, 8/1/33	95,000	94,321
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,350,000	1,334,773

		23,136,328

Total Real Estate		76,047,177

Utilities (2.4%)
Electric Utilities (1.7%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	235,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
AEP Transmission Co. LLC
3.100%, 12/1/26	$250,000	$237,789
Alabama Power Co.
3.750%, 9/1/27	500,000	481,029
Series 20-A
1.450%, 9/15/30	500,000	405,840
American Electric Power Co., Inc.
3.200%, 11/13/27 (x)	400,000	374,744
2.300%, 3/1/30	150,000	127,559
5.625%, 3/1/33	190,000	188,884
Series J
4.300%, 12/1/28	500,000	480,158
Series N
1.000%, 11/1/25	315,000	296,289
Appalachian Power Co.
Series AA
2.700%, 4/1/31	500,000	420,429
Series BB
4.500%, 8/1/32	85,000	78,572
Arizona Public Service Co.
2.950%, 9/15/27	350,000	325,440
2.600%, 8/15/29	250,000	221,188
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	334,937
2.300%, 3/15/31	250,000	208,893
Avangrid, Inc.
3.800%, 6/1/29	750,000	696,896
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	660,564
2.250%, 6/15/31	500,000	416,407
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	194,572
Series AE
2.350%, 4/1/31	275,000	231,848
Series AG
3.000%, 3/1/32	200,000	172,358
Series Z
2.400%, 9/1/26	250,000	235,782
Cleco Corporate Holdings LLC
3.743%, 5/1/26 (e)	750,000	721,501
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	209,069
Series 122
2.950%, 8/15/27	500,000	467,806
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25	250,000	234,288
3.200%, 3/15/27	250,000	238,367
2.050%, 7/1/31 (x)	500,000	408,078
DTE Electric Co.
Series A
1.900%, 4/1/28	320,000	286,358
3.000%, 3/1/32	250,000	215,735
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	479,794
2.450%, 8/15/29	300,000	264,809
2.550%, 4/15/31	375,000	320,515
2.850%, 3/15/32	220,000	188,533
4.950%, 1/15/33	500,000	490,816
Duke Energy Corp.
0.900%, 9/15/25	310,000	293,345
3.150%, 8/15/27	750,000	706,184
4.300%, 3/15/28	375,000	363,621
3.400%, 6/15/29	310,000	286,343
2.450%, 6/1/30	250,000	214,682
2.550%, 6/15/31	750,000	628,608
4.500%, 8/15/32	355,000	332,300
5.750%, 9/15/33	500,000	508,855
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82 (k)	280,000	250,563
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	620,744
3.800%, 7/15/28	750,000	716,409
1.750%, 6/15/30	215,000	178,020
2.400%, 12/15/31	390,000	323,664
5.875%, 11/15/33	225,000	234,111
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	34,873
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	325,882
2.000%, 8/15/31	500,000	407,360
5.100%, 3/15/34 (x)	500,000	496,802
Edison International
4.700%, 8/15/25	500,000	494,770
5.750%, 6/15/27	40,000	40,348
4.125%, 3/15/28	500,000	477,216
5.250%, 11/15/28	285,000	282,962
6.950%, 11/15/29	100,000	106,212
Emera US Finance LP
3.550%, 6/15/26	665,000	637,012
2.639%, 6/15/31	335,000	276,122
Enel Americas SA
4.000%, 10/25/26	165,000	158,400
Enel Chile SA
4.875%, 6/12/28	750,000	723,765
Entergy Arkansas LLC
3.500%, 4/1/26	300,000	291,518
Entergy Corp.
0.900%, 9/15/25	950,000	899,699
2.950%, 9/1/26	300,000	284,513
1.900%, 6/15/28	1,165,000	1,026,100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54 (k)	500,000	494,752
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	469,220
5.350%, 3/15/34	500,000	496,805
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	333,118
5.900%, 11/15/33	300,000	308,102
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	305,180
Evergy, Inc.
2.900%, 9/15/29	500,000	446,026
Eversource Energy
4.750%, 5/15/26	250,000	246,919
2.900%, 3/1/27	200,000	187,963
4.600%, 7/1/27	350,000	342,312
2.550%, 3/15/31	500,000	415,469
3.375%, 3/1/32	200,000	171,755
5.125%, 5/15/33	500,000	479,523
Series Q
0.800%, 8/15/25	150,000	142,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series R
1.650%, 8/15/30	$250,000	$201,462
Series U
1.400%, 8/15/26	250,000	229,829
Exelon Corp.
3.400%, 4/15/26	500,000	483,565
2.750%, 3/15/27	500,000	468,107
5.150%, 3/15/28	150,000	149,564
3.350%, 3/15/32	500,000	437,078
5.300%, 3/15/33	300,000	298,450
Florida Power & Light Co.
4.450%, 5/15/26	250,000	247,305
5.050%, 4/1/28	585,000	588,103
4.400%, 5/15/28	375,000	368,565
4.625%, 5/15/30	500,000	489,413
4.800%, 5/15/33	500,000	486,973
Series A
3.300%, 5/30/27 (x)	250,000	237,301
Fortis, Inc.
3.055%, 10/4/26	750,000	711,366
Georgia Power Co.
3.250%, 4/1/26	350,000	337,924
3.250%, 3/30/27	500,000	475,802
4.650%, 5/16/28	500,000	493,101
4.700%, 5/15/32	250,000	242,341
4.950%, 5/17/33	500,000	488,327
Series B
2.650%, 9/15/29	350,000	311,968
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,188,968
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	433,368
3.600%, 4/1/29	500,000	467,701
2.300%, 6/1/30	125,000	104,807
ITC Holdings Corp.
3.250%, 6/30/26	300,000	287,080
3.350%, 11/15/27	400,000	376,536
MidAmerican Energy Co.
3.100%, 5/1/27	1,000,000	950,085
3.650%, 4/15/29 (x)	850,000	803,038
Mississippi Power Co.
3.950%, 3/30/28	250,000	238,657
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	400,000	368,424
3.550%, 5/1/27 (x)	1,500,000	1,431,319
4.625%, 7/15/27	500,000	491,704
4.900%, 2/28/28	500,000	495,043
1.900%, 6/15/28	750,000	662,738
3.500%, 4/1/29	500,000	464,023
5.000%, 2/28/30	500,000	496,107
2.250%, 6/1/30	2,500,000	2,126,263
2.440%, 1/15/32	400,000	327,700
5.000%, 7/15/32 (x)	150,000	146,062
5.050%, 2/28/33	500,000	486,001
5.250%, 3/15/34	500,000	491,113
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	1,000,000	1,006,108
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79 (k)	500,000	475,000
Northern States Power Co.
2.250%, 4/1/31	300,000	251,079
NSTAR Electric Co.
3.200%, 5/15/27	500,000	476,095
3.250%, 5/15/29	500,000	463,190
1.950%, 8/15/31	500,000	401,975
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	187,693
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	333,397
5.400%, 1/15/33	350,000	352,054
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25	525,000	494,805
4.300%, 5/15/28	500,000	487,026
3.700%, 11/15/28	1,250,000	1,186,406
2.750%, 5/15/30	185,000	163,179
4.150%, 6/1/32	95,000	88,538
4.550%, 9/15/32	180,000	172,627
Pacific Gas and Electric Co.
3.450%, 7/1/25	500,000	487,629
5.450%, 6/15/27	500,000	500,228
2.100%, 8/1/27	750,000	677,946
3.000%, 6/15/28	520,000	474,786
6.100%, 1/15/29	500,000	511,178
4.200%, 3/1/29	350,000	331,186
4.550%, 7/1/30	3,500,000	3,315,064
3.250%, 6/1/31	1,085,000	932,568
6.150%, 1/15/33	85,000	86,465
6.400%, 6/15/33	500,000	516,392
5.800%, 5/15/34	500,000	498,467
PacifiCorp
5.450%, 2/15/34	2,000,000	1,965,059
PECO Energy Co.
3.150%, 10/15/25	700,000	681,891
4.900%, 6/15/33 (x)	210,000	205,691
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	479,435
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	973,009
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	331,332
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	240,375
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	196,237
Series J
2.200%, 8/15/31	250,000	202,186
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	326,672
2.250%, 9/15/26	450,000	422,585
3.700%, 5/1/28	500,000	478,242
3.650%, 9/1/28	300,000	285,691
3.200%, 5/15/29	250,000	230,754
2.450%, 1/15/30	165,000	143,990
1.900%, 8/15/31	235,000	189,827
5.200%, 8/1/33	500,000	500,013
Southern California Edison Co.
4.900%, 6/1/26	500,000	496,813
5.300%, 3/1/28	310,000	310,406
2.850%, 8/1/29 (x)	660,000	592,324
2.250%, 6/1/30	655,000	553,786
5.450%, 6/1/31	750,000	755,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/1/32	$315,000	$265,382
Series 20C
1.200%, 2/1/26	440,000	411,937
Series D
4.700%, 6/1/27	500,000	492,719
Series E
3.700%, 8/1/25	300,000	294,145
Series G
2.500%, 6/1/31	500,000	419,563
Southern Co. (The)
5.150%, 10/6/25	195,000	194,272
5.113%, 8/1/27 (e)	500,000	498,331
4.850%, 6/15/28	500,000	495,493
5.500%, 3/15/29	200,000	203,019
5.700%, 10/15/32	310,000	316,157
Series 21-B
1.750%, 3/15/28	210,000	185,735
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	471,569
Series M
4.100%, 9/15/28	750,000	713,459
Series N
1.650%, 3/15/26	500,000	470,612
Tampa Electric Co.
2.400%, 3/15/31	140,000	117,480
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	182,270
Union Electric Co.
2.950%, 6/15/27	500,000	470,972
3.500%, 3/15/29	500,000	469,690
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	412,696
5.000%, 4/1/33	500,000	488,159
5.300%, 8/15/33	500,000	495,570
Series A
3.150%, 1/15/26	715,000	692,270
3.500%, 3/15/27	750,000	720,000
3.800%, 4/1/28	500,000	478,217
2.875%, 7/15/29	175,000	158,184
Series B
2.950%, 11/15/26	500,000	474,558
3.750%, 5/15/27	390,000	375,166
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	271,663
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	327,200
1.950%, 9/16/31	250,000	199,585
Xcel Energy, Inc.
3.350%, 12/1/26	500,000	476,746
1.750%, 3/15/27	415,000	377,719
4.000%, 6/15/28	500,000	476,056
2.600%, 12/1/29	350,000	305,561
2.350%, 11/15/31	500,000	403,747
5.450%, 8/15/33	250,000	245,601

		89,078,781

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	293,185
2.625%, 9/15/29	800,000	715,561
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	998,657
4.000%, 4/1/28	500,000	479,615
4.400%, 7/1/32	100,000	93,517
5.400%, 3/1/33	500,000	496,923
National Fuel Gas Co.
5.200%, 7/15/25	1,000,000	993,730
5.500%, 10/1/26	250,000	249,660
3.950%, 9/15/27	300,000	286,314
4.750%, 9/1/28 (x)	300,000	291,278
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	462,016
2.500%, 3/15/31	380,000	318,884
Southern California Gas Co.
2.950%, 4/15/27	280,000	263,480
Series TT
2.600%, 6/15/26	500,000	474,852
Southwest Gas Corp.
5.450%, 3/23/28	335,000	336,728
2.200%, 6/15/30	500,000	422,881
4.050%, 3/15/32	150,000	135,696

		7,312,977

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,442,796
5.450%, 6/1/28	500,000	498,600
Constellation Energy Generation LLC
5.600%, 3/1/28	310,000	313,803
5.800%, 3/1/33	355,000	362,354
Southern Power Co.
4.150%, 12/1/25	500,000	490,980
0.900%, 1/15/26	155,000	144,377

		3,252,910

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27	500,000	458,278
1.750%, 3/15/28	375,000	330,741
Ameren Illinois Co.
3.800%, 5/15/28	350,000	336,017
1.550%, 11/15/30	210,000	169,679
Black Hills Corp.
3.950%, 1/15/26	350,000	340,840
5.950%, 3/15/28	200,000	204,362
3.050%, 10/15/29	250,000	222,217
2.500%, 6/15/30	315,000	264,563
CenterPoint Energy, Inc.
1.450%, 6/1/26	315,000	292,097
CMS Energy Corp.
3.000%, 5/15/26	210,000	200,707
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	527,834
2.400%, 6/15/31 (x)	750,000	633,089
5.200%, 3/1/33	500,000	499,997
Series B
3.125%, 11/15/27	300,000	281,136
Series D
4.000%, 12/1/28	500,000	481,172
Consumers Energy Co.
4.650%, 3/1/28	500,000	494,846
3.800%, 11/15/28	750,000	714,472
4.900%, 2/15/29	500,000	497,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.600%, 8/15/32	$335,000	$300,687
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	483,017
Series A
1.450%, 4/15/26	305,000	284,179
4.350%, 8/15/32	250,000	232,302
Series C
2.250%, 8/15/31	455,000	370,806
Series D
2.850%, 8/15/26	450,000	427,005
DTE Energy Co.
2.850%, 10/1/26	750,000	709,071
4.875%, 6/1/28	415,000	408,446
2.950%, 3/1/30	250,000	219,767
5.850%, 6/1/34	1,000,000	1,016,273
Series C
3.400%, 6/15/29	164,000	150,182
NiSource, Inc.
0.950%, 8/15/25	580,000	550,734
3.490%, 5/15/27	1,250,000	1,191,673
5.250%, 3/30/28	450,000	449,221
5.200%, 7/1/29	175,000	173,832
2.950%, 9/1/29 (x)	350,000	313,687
5.400%, 6/30/33	210,000	207,223
Public Service Enterprise Group, Inc.
0.800%, 8/15/25	500,000	474,404
1.600%, 8/15/30	500,000	403,673
2.450%, 11/15/31	500,000	411,817
6.125%, 10/15/33	500,000	519,516
Puget Energy, Inc.
2.379%, 6/15/28	625,000	556,920
4.224%, 3/15/32	355,000	318,169
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	476,041
4.950%, 8/15/28	500,000	497,139
Series VVV
1.700%, 10/1/30	235,000	192,034
Series XXX
3.000%, 3/15/32	500,000	431,184
Sempra
5.400%, 8/1/26	500,000	499,010
3.250%, 6/15/27	500,000	471,505
3.700%, 4/1/29	445,000	416,324
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)	40,000	36,800
Southern Co. Gas Capital Corp.
3.250%, 6/15/26	530,000	509,602
5.150%, 9/15/32	250,000	248,676
5.750%, 9/15/33	360,000	369,155
WEC Energy Group, Inc.
4.750%, 1/9/26	335,000	331,336
5.600%, 9/12/26	125,000	125,468
5.150%, 10/1/27	355,000	353,817
1.375%, 10/15/27	500,000	442,574
4.750%, 1/15/28	250,000	247,043
2.200%, 12/15/28	500,000	439,940
1.800%, 10/15/30	500,000	406,974

		23,617,172

Water Utilities (0.0%)†
American Water Capital Corp.
3.750%, 9/1/28	750,000	714,264
3.450%, 6/1/29	500,000	465,294
2.300%, 6/1/31	400,000	331,168
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	278,554

		1,789,280

Total Utilities		125,051,120

Total Corporate Bonds		1,662,712,770

Foreign Government Securities (2.1%)
Canada Government Bond
3.750%, 4/26/28	780,000	758,602
4.625%, 4/30/29	335,000	337,374
Export Development Canada
3.375%, 8/26/25	905,000	887,912
4.375%, 6/29/26	1,350,000	1,337,994
3.000%, 5/25/27	1,000,000	954,382
3.875%, 2/14/28	750,000	732,054
4.125%, 2/13/29	1,500,000	1,477,399
4.750%, 6/5/34	295,000	301,341
Export-Import Bank of Korea
3.250%, 11/10/25	1,000,000	973,490
4.875%, 1/11/26	200,000	199,330
0.625%, 2/9/26	355,000	330,789
1.125%, 12/29/26	550,000	499,125
1.625%, 1/18/27	364,000	335,160
2.375%, 4/21/27	1,500,000	1,399,080
4.250%, 9/15/27	323,000	316,143
5.000%, 1/11/28	220,000	220,999
1.375%, 2/9/31	750,000	598,380
2.125%, 1/18/32	356,000	291,966
5.125%, 1/11/33	260,000	261,745
5.125%, 9/18/33	345,000	347,187
Italian Republic Government Bond
1.250%, 2/17/26	2,045,000	1,917,174
2.875%, 10/17/29	1,000,000	890,593
Japan Bank for International Cooperation
0.625%, 7/15/25	1,130,000	1,076,970
3.875%, 9/16/25	536,000	526,907
4.250%, 1/26/26	870,000	858,207
4.250%, 4/27/26	340,000	335,138
1.875%, 7/21/26	1,500,000	1,410,934
2.250%, 11/4/26	1,000,000	941,422
2.750%, 11/16/27	475,000	444,835
4.625%, 7/19/28	200,000	199,382
3.500%, 10/31/28	2,000,000	1,902,157
2.125%, 2/16/29	750,000	671,434
2.000%, 10/17/29	430,000	377,096
1.250%, 1/21/31	600,000	486,393
4.375%, 1/24/31	1,000,000	986,847
1.875%, 4/15/31	1,200,000	1,010,570
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	649,924
3.250%, 5/25/27	750,000	718,265
3.375%, 6/12/28	500,000	471,227
4.750%, 5/21/29	200,000	201,039
1.750%, 4/28/31	595,000	490,428
Oriental Republic of Uruguay
4.375%, 10/27/27	2,500,000	2,475,250
Province of Alberta
3.300%, 3/15/28	1,250,000	1,192,327
4.500%, 6/26/29	500,000	498,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
1.300%, 7/22/30	$1,100,000	$908,447
4.500%, 1/24/34	1,500,000	1,470,383
Province of British Columbia
2.250%, 6/2/26	1,000,000	947,129
0.900%, 7/20/26	500,000	460,512
4.900%, 4/24/29	500,000	506,185
1.300%, 1/29/31	400,000	324,766
4.200%, 7/6/33	680,000	652,878
4.750%, 6/12/34	1,000,000	996,916
Province of Manitoba
2.125%, 6/22/26	1,000,000	945,160
1.500%, 10/25/28	585,000	513,685
4.300%, 7/27/33 (x)	500,000	483,234
4.900%, 5/31/34	1,000,000	1,008,742
Province of New Brunswick
3.625%, 2/24/28	600,000	578,214
Province of Ontario
1.050%, 4/14/26 (x)	1,600,000	1,492,533
2.500%, 4/27/26	2,000,000	1,915,275
2.300%, 6/15/26	1,750,000	1,665,233
3.100%, 5/19/27	400,000	382,293
4.200%, 1/18/29	1,000,000	982,166
2.000%, 10/2/29	1,250,000	1,098,810
1.125%, 10/7/30	1,000,000	808,865
1.600%, 2/25/31	1,000,000	827,785
1.800%, 10/14/31 (x)	1,500,000	1,239,212
Province of Quebec
0.600%, 7/23/25	1,400,000	1,333,813
2.500%, 4/20/26	1,000,000	957,570
2.750%, 4/12/27 (x)	1,750,000	1,658,453
4.500%, 4/3/29	2,500,000	2,488,320
1.350%, 5/28/30	1,000,000	831,710
1.900%, 4/21/31 (x)	1,250,000	1,048,833
Republic of Chile
3.125%, 1/21/26	3,512,000	3,387,324
2.750%, 1/31/27	200,000	187,700
2.450%, 1/31/31	325,000	277,225
Republic of Indonesia
4.150%, 9/20/27	200,000	193,934
3.500%, 1/11/28	1,000,000	945,080
4.550%, 1/11/28	400,000	391,484
4.100%, 4/24/28	800,000	769,512
4.750%, 2/11/29	2,500,000	2,465,325
2.150%, 7/28/31	1,250,000	1,028,950
3.550%, 3/31/32	200,000	179,272
4.650%, 9/20/32	200,000	192,706
4.850%, 1/11/33 (x)	400,000	391,376
4.700%, 2/10/34	2,000,000	1,932,640
Republic of Korea
2.750%, 1/19/27	1,750,000	1,661,362
3.500%, 9/20/28 (x)	1,000,000	957,080
2.500%, 6/19/29	505,000	458,636
1.750%, 10/15/31	210,000	173,204
Republic of Panama
3.160%, 1/23/30	1,500,000	1,263,562
Republic of Peru
4.125%, 8/25/27 (x)	1,000,000	967,040
2.783%, 1/23/31	2,240,000	1,921,080
3.000%, 1/15/34	2,000,000	1,629,520
Republic of Philippines
5.170%, 10/13/27	200,000	200,084
3.000%, 2/1/28	1,150,000	1,071,167
4.625%, 7/17/28	240,000	236,242
3.750%, 1/14/29	975,000	917,924
2.457%, 5/5/30	3,360,000	2,899,747
5.250%, 5/14/34	1,000,000	1,005,110
Republic of Poland
3.250%, 4/6/26	1,500,000	1,458,975
4.625%, 3/18/29	500,000	495,360
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,421,719
3.250%, 1/17/28	750,000	688,125
5.375%, 3/12/29	500,000	490,781
2.500%, 1/15/30	515,000	433,566
4.500%, 1/17/33	220,000	198,069
5.500%, 3/12/34	1,250,000	1,192,187
Svensk Exportkredit AB
4.000%, 7/15/25	395,000	390,188
0.500%, 8/26/25	1,000,000	947,759
4.375%, 2/13/26	355,000	351,048
2.250%, 3/22/27	500,000	468,019
4.125%, 6/14/28 (x)	500,000	491,195
4.875%, 10/4/30	600,000	607,899
United Mexican States
4.125%, 1/21/26	1,865,000	1,827,159
4.150%, 3/28/27	2,745,000	2,661,525
3.750%, 1/11/28	855,000	808,086
4.500%, 4/22/29	455,000	435,262
3.250%, 4/16/30	2,500,000	2,196,950
3.500%, 2/12/34	2,000,000	1,624,000

Total Foreign Government Securities		108,712,504

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	1,885
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	4,041
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	4,000	4,303
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	4,160
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	7,968
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2
5.206%, 10/1/31	4,000	3,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	$2,000	$2,015
Commonwealth of Massachusetts
4.110%, 7/15/31	154,965	152,179
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	4,606
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	222,381
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	479,885
2.154%, 7/1/30	500,000	423,653
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	3,346
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	976,027
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	1,000,000	1,065,275
Ohio State University (The)
4.910%, 6/1/40	4,000	3,835
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	984
5.561%, 12/1/49	3,000	2,992
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	237,666
San Diego County Water Authority
6.138%, 5/1/49	4,000	4,255
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,099
7.043%, 4/1/50	4,000	4,728
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	453,696
State of California Federally Taxable General Obligation Bonds Various Purpose
3.500%, 4/1/28	250,000	239,201
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,026
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,244,873
University of California
3.063%, 7/1/25	500,000	489,533
1.316%, 5/15/27	250,000	227,029
1.614%, 5/15/30	125,000	104,993

Total Municipal Bonds		6,375,630

Supranational (2.5%)
African Development Bank
3.375%, 7/7/25	1,350,000	1,326,835
0.875%, 3/23/26	1,300,000	1,213,934
0.875%, 7/22/26	1,159,000	1,069,385
4.375%, 3/14/28 (x)	800,000	793,378
Asian Development Bank
4.250%, 1/9/26	400,000	395,835
0.500%, 2/4/26	4,000,000	3,730,265
1.000%, 4/14/26	1,300,000	1,214,107
2.000%, 4/24/26	1,000,000	950,253
4.875%, 5/21/26	1,000,000	1,000,074
1.750%, 8/14/26	1,000,000	940,396
2.625%, 1/12/27	2,500,000	2,379,278
1.500%, 1/20/27	2,000,000	1,848,611
2.500%, 11/2/27	2,500,000	2,338,519
2.750%, 1/19/28	1,000,000	941,308
3.750%, 4/25/28	1,040,000	1,010,424
1.250%, 6/9/28	500,000	441,537
4.500%, 8/25/28	1,531,000	1,530,403
3.125%, 9/26/28	400,000	378,999
4.375%, 3/6/29	1,000,000	996,431
1.875%, 3/15/29	1,000,000	890,983
1.750%, 9/19/29	500,000	437,133
1.875%, 1/24/30	1,000,000	873,898
0.750%, 10/8/30	1,000,000	799,543
1.500%, 3/4/31	600,000	499,077
3.125%, 4/27/32	500,000	455,718
3.875%, 9/28/32	400,000	383,747
4.000%, 1/12/33	85,000	81,905
3.875%, 6/14/33	500,000	477,562
Asian Infrastructure Investment Bank (The)
0.500%, 1/27/26	2,500,000	2,333,125
3.750%, 9/14/27	400,000	389,456
4.250%, 3/13/34	500,000	488,685
Corp. Andina de Fomento
1.625%, 9/23/25	750,000	714,428
4.750%, 4/1/26	180,000	177,856
2.250%, 2/8/27	650,000	601,031
6.000%, 4/26/27	440,000	450,124
Council of Europe Development Bank
3.750%, 5/25/26	500,000	490,219
0.875%, 9/22/26	750,000	688,742
3.625%, 1/26/28	500,000	481,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
European Bank for Reconstruction & Development
0.500%, 11/25/25	$600,000	$563,939
0.500%, 1/28/26	750,000	700,149
4.375%, 3/9/28	1,400,000	1,390,793
4.250%, 3/13/34	1,500,000	1,469,661
European Investment Bank
0.375%, 12/15/25 (x)	2,000,000	1,872,265
0.375%, 3/26/26	3,375,000	3,124,907
2.125%, 4/13/26 (x)	2,000,000	1,910,256
0.750%, 10/26/26 (x)	1,111,000	1,015,427
1.375%, 3/15/27 (x)	2,500,000	2,294,638
4.375%, 3/19/27	1,500,000	1,488,349
2.375%, 5/24/27	1,000,000	940,007
0.625%, 10/21/27	980,000	861,790
3.875%, 3/15/28 (x)	800,000	782,137
4.500%, 10/16/28	750,000	750,853
4.000%, 2/15/29	2,000,000	1,961,136
1.750%, 3/15/29 (x)	800,000	708,899
4.750%, 6/15/29	833,000	844,024
1.625%, 10/9/29	410,000	356,108
3.625%, 7/15/30	960,000	919,970
0.750%, 9/23/30	750,000	602,672
1.250%, 2/14/31	1,475,000	1,212,239
1.625%, 5/13/31	750,000	627,831
3.750%, 2/14/33 (x)	815,000	774,552
4.125%, 2/13/34	3,500,000	3,403,906
Inter-American Development Bank
0.625%, 7/15/25	5,000,000	4,773,065
0.875%, 4/20/26	2,000,000	1,862,745
4.500%, 5/15/26	900,000	894,095
2.000%, 6/2/26	1,050,000	995,247
2.000%, 7/23/26	1,000,000	946,444
1.500%, 1/13/27	1,500,000	1,386,817
0.625%, 9/16/27	1,000,000	882,672
4.000%, 1/12/28	800,000	785,813
1.125%, 7/20/28	1,250,000	1,094,683
3.125%, 9/18/28	750,000	711,640
2.250%, 6/18/29	1,000,000	902,593
3.500%, 9/14/29	800,000	763,971
1.125%, 1/13/31	3,800,000	3,086,835
4.500%, 9/13/33	800,000	798,818
Inter-American Investment Corp.
4.125%, 2/15/28 (x)	750,000	734,071
4.250%, 2/14/29	2,000,000	1,971,977
International Bank for Reconstruction & Development
0.375%, 7/28/25	3,000,000	2,852,386
2.500%, 7/29/25	3,000,000	2,918,284
0.500%, 10/28/25	1,600,000	1,508,039
3.125%, 11/20/25	350,000	341,313
1.875%, 10/27/26	2,000,000	1,876,678
3.125%, 6/15/27	1,200,000	1,151,587
0.750%, 11/24/27	1,855,000	1,631,655
1.375%, 4/20/28	2,000,000	1,779,920
4.625%, 8/1/28	1,000,000	1,004,987
1.125%, 9/13/28	2,400,000	2,094,871
1.750%, 10/23/29	1,350,000	1,178,707
3.875%, 2/14/30	1,030,000	1,000,350
4.000%, 7/25/30	2,475,000	2,417,703
0.750%, 8/26/30	1,685,000	1,353,500
1.250%, 2/10/31	8,500,000	6,957,753
1.625%, 11/3/31	1,667,000	1,374,025
2.500%, 3/29/32	2,000,000	1,752,936
International Finance Corp.
0.375%, 7/16/25	735,000	699,842
3.625%, 9/15/25	533,000	524,085
0.750%, 10/8/26	1,000,000	915,733
4.500%, 7/13/28	450,000	449,516
4.250%, 7/2/29	1,400,000	1,387,015
0.750%, 8/27/30	750,000	602,390
Nordic Investment Bank
0.375%, 9/11/25	1,100,000	1,040,401
0.500%, 1/21/26	1,000,000	933,616
3.375%, 9/8/27	643,000	618,732
4.375%, 3/14/28	400,000	396,555
4.250%, 2/28/29	2,000,000	1,981,660

Total Supranational		132,127,011

U.S. Government Agency Securities (1.9%)
FFCB
1.040%, 1/25/29	10,000,000	8,570,863
1.380%, 1/14/31	15,000,000	12,256,744
FHLB
0.375%, 9/4/25	6,000,000	5,687,863
5.625%, 4/15/26	11,000,000	10,994,742
4.625%, 11/17/26	2,000,000	1,999,164
3.250%, 11/16/28 (x)	5,000,000	4,772,248
5.500%, 7/15/36	3,000	3,255
FHLMC
0.375%, 9/23/25	9,245,000	8,738,792
0.600%, 10/20/25	10,000,000	9,441,707
FNMA
0.375%, 8/25/25	5,500,000	5,213,865
2.125%, 4/24/26	8,165,000	7,789,084
1.875%, 9/24/26	7,000,000	6,583,969
0.875%, 12/18/26	5,000,000	4,554,780
0.750%, 10/8/27	9,000,000	7,971,757
0.875%, 8/5/30	5,000,000	4,054,822
Tennessee Valley Authority
Series A
2.875%, 2/1/27	1,000,000	957,781

Total U.S. Government Agency Securities		99,591,436

U.S. Treasury Obligations (53.9%)
U.S. Treasury Notes
4.750%, 7/31/25	15,000,000	14,948,172
2.000%, 8/15/25	10,000,000	9,667,395
0.250%, 8/31/25	9,000,000	8,514,166
5.000%, 8/31/25	15,000,000	14,987,100
5.000%, 9/30/25	20,000,000	19,992,374
0.250%, 10/31/25	15,000,000	14,094,327
5.000%, 10/31/25	20,000,000	19,999,162
2.250%, 11/15/25	110,000,000	106,052,144
0.375%, 11/30/25	12,000,000	11,255,609
4.000%, 12/15/25	15,000,000	14,806,491
0.375%, 12/31/25	18,000,000	16,829,528
4.250%, 12/31/25	15,000,000	14,856,608
1.625%, 2/15/26	116,000,000	110,164,260
0.500%, 2/28/26	25,000,000	23,276,970
4.625%, 2/28/26	25,000,000	24,911,110
4.625%, 3/15/26	15,000,000	14,947,704
4.500%, 3/31/26	25,000,000	24,870,137
0.750%, 4/30/26	50,000,000	46,496,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 4/30/26	$20,000,000	$19,161,552
1.625%, 5/15/26	64,000,000	60,417,382
0.750%, 5/31/26	61,000,000	56,568,155
2.125%, 5/31/26	10,000,000	9,521,981
4.875%, 5/31/26	10,000,000	10,020,699
4.125%, 6/15/26	15,000,000	14,827,901
0.875%, 6/30/26	20,000,000	18,551,544
4.500%, 7/15/26	20,000,000	19,914,116
0.625%, 7/31/26	50,000,000	45,993,805
1.500%, 8/15/26	129,000,000	120,716,446
0.750%, 8/31/26	35,000,000	32,191,362
0.875%, 9/30/26	12,000,000	11,044,962
4.625%, 10/15/26	10,000,000	9,992,338
2.000%, 11/15/26	48,000,000	45,167,458
2.250%, 2/15/27	39,000,000	36,768,326
4.125%, 2/15/27	25,000,000	24,716,465
4.250%, 3/15/27	15,000,000	14,882,943
2.250%, 8/15/27	25,000,000	23,365,140
0.375%, 9/30/27	17,000,000	14,910,758
4.125%, 10/31/27	15,000,000	14,837,059
2.250%, 11/15/27	14,000,000	13,029,064
0.625%, 11/30/27	44,000,000	38,695,914
3.875%, 11/30/27	10,000,000	9,812,509
0.625%, 12/31/27	47,000,000	41,208,237
3.875%, 12/31/27	15,000,000	14,718,835
3.500%, 1/31/28	15,000,000	14,531,184
2.750%, 2/15/28	23,500,000	22,161,644
4.000%, 2/29/28	15,000,000	14,776,026
3.625%, 3/31/28	17,500,000	17,017,315
3.500%, 4/30/28	29,000,000	28,063,077
2.875%, 5/15/28	60,000,000	56,698,686
1.250%, 5/31/28	81,000,000	71,836,575
3.625%, 5/31/28	16,000,000	15,551,034
4.000%, 6/30/28	25,000,000	24,632,658
4.125%, 7/31/28	20,000,000	19,798,614
2.875%, 8/15/28	49,000,000	46,183,397
1.125%, 8/31/28	10,000,000	8,765,218
4.375%, 8/31/28	25,000,000	24,981,825
4.625%, 9/30/28	20,000,000	20,181,266
4.875%, 10/31/28	25,000,000	25,483,842
3.125%, 11/15/28	77,500,000	73,627,697
4.375%, 11/30/28	15,000,000	15,006,411
3.750%, 12/31/28	38,000,000	37,052,854
1.750%, 1/31/29	10,000,000	8,923,463
4.000%, 1/31/29	25,000,000	24,632,718
2.625%, 2/15/29	64,000,000	59,363,533
4.250%, 2/28/29	35,000,000	34,865,803
4.125%, 3/31/29	50,000,000	49,526,145
4.625%, 4/30/29	10,000,000	10,121,399
2.375%, 5/15/29	69,000,000	63,050,937
4.500%, 5/31/29	25,000,000	25,188,362
4.000%, 10/31/29	15,000,000	14,755,963
3.875%, 12/31/29	15,000,000	14,657,650
3.500%, 1/31/30	15,000,000	14,376,969
1.500%, 2/15/30	17,500,000	15,034,765
4.000%, 2/28/30	10,000,000	9,828,984
3.625%, 3/31/30	15,000,000	14,456,370
3.500%, 4/30/30	15,000,000	14,355,215
3.750%, 5/31/30	13,000,000	12,602,626
3.750%, 6/30/30	15,000,000	14,535,197
4.000%, 7/31/30	15,000,000	14,729,291
0.625%, 8/15/30	35,000,000	28,073,069
4.125%, 8/31/30	15,000,000	14,825,739
4.625%, 9/30/30	10,000,000	10,152,403
4.875%, 10/31/30	15,000,000	15,440,875
0.875%, 11/15/30	15,000,000	12,145,777
4.375%, 11/30/30	7,500,000	7,514,591
3.750%, 12/31/30	20,000,000	19,342,302
4.000%, 1/31/31	18,500,000	18,147,125
1.125%, 2/15/31	21,300,000	17,440,308
4.125%, 3/31/31	15,000,000	14,821,753
4.625%, 4/30/31	15,000,000	15,259,768
1.625%, 5/15/31	55,000,000	46,218,183
4.625%, 5/31/31	10,000,000	10,174,247
4.250%, 6/30/31	12,000,000	11,945,964
1.250%, 8/15/31	45,000,000	36,564,989
1.375%, 11/15/31	51,000,000	41,539,852
1.875%, 2/15/32	88,000,000	73,989,784
2.875%, 5/15/32	22,000,000	19,853,286
2.750%, 8/15/32	40,000,000	35,654,268
4.125%, 11/15/32	17,000,000	16,744,434
3.500%, 2/15/33	42,000,000	39,438,164
3.375%, 5/15/33	37,000,000	34,360,846
3.875%, 8/15/33	50,000,000	48,205,575
4.500%, 11/15/33	36,000,000	36,413,521
4.000%, 2/15/34	18,000,000	17,514,866
4.375%, 5/15/34	20,000,000	20,049,968

Total U.S. Treasury Obligations		2,844,890,698

Total Long-Term Debt Securities (92.1%) (Cost $5,150,223,365)		4,858,159,816

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375% (k)(x)(y)*	17,000	81,600
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250% (k)(y)*	22,000	112,860

Total Preferred Stocks (0.0%)† (Cost $18,166)		194,460

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.0%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	500,000	24,385,000
Schwab Short-Term U.S. Treasury ETF	600,000	28,878,000
Vanguard Intermediate-Term Treasury ETF (x)	2,900,000	168,867,000
Vanguard Short-Term Treasury ETF	2,600,000	150,774,000

Total Exchange Traded Funds (7.0%) (Cost $392,715,080)		372,904,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	10,000,000	$10,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	14,000,000	14,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	15,000,000	15,000,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,141,918	3,141,918
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.25% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		46,141,918

Total Short-Term Investments (0.9%) (Cost $46,141,918)		46,141,918

Total Investments in Securities (100.0%) (Cost $5,589,098,529)		5,277,400,194
Other Assets Less Liabilities (0.0%)†		(1,273,220)

Net Assets (100%)		$5,276,126,974

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $9,323,796 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(x)	All or a portion of security is on loan at June 30, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $45,679,548. This was collateralized by $576,406 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.435%, maturing 12/31/24 – 2/15/53 and by cash of $46,141,918 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
NATL-RE	— Insured by National Public Finance Guarantee Corp.
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,749,767	$—	$3,749,767
Corporate Bonds
Communication Services	—	99,169,173	—	99,169,173
Consumer Discretionary	—	82,296,080	—	82,296,080
Consumer Staples	—	97,449,348	—	97,449,348
Energy	—	86,346,171	—	86,346,171
Financials	—	702,441,306	—	702,441,306
Health Care	—	137,656,382	—	137,656,382
Industrials	—	98,223,264	—	98,223,264
Information Technology	—	114,618,528	—	114,618,528
Materials	—	43,414,221	—	43,414,221
Real Estate	—	76,047,177	—	76,047,177
Utilities	—	125,051,120	—	125,051,120
Exchange Traded Funds	372,904,000	—	—	372,904,000
Foreign Government Securities	—	108,712,504	—	108,712,504
Municipal Bonds	—	6,375,630	—	6,375,630
Preferred Stocks
Financials	194,460	—	—	194,460
Short-Term Investments
Investment Companies	46,141,918	—	—	46,141,918
Supranational	—	132,127,011	—	132,127,011
U.S. Government Agency Securities	—	99,591,436	—	99,591,436
U.S. Treasury Obligations	—	2,844,890,698	—	2,844,890,698

Total Assets	$419,240,378	$4,858,159,816	$—	$5,277,400,194

Total Liabilities	$—	$—	$—	$—

Total	$419,240,378	$4,858,159,816	$—	$5,277,400,194

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$214,601,271
Long-term U.S. government debt securities	521,849,384

$736,450,655

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$229,836,728
Long-term U.S. government debt securities	224,591,394

$454,428,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,671,379
Aggregate gross unrealized depreciation	(318,776,854)

Net unrealized depreciation	$(312,105,475)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,589,505,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $5,589,098,529)	$5,277,400,194
Cash	29,423,885
Foreign cash (Cost $474)	379
Dividends, interest and other receivables	41,475,074
Receivable for securities sold	1,902,516
Receivable for Portfolio shares sold	408,700
Securities lending income receivable	19,510
Other assets	60,912

Total assets	5,350,691,170

LIABILITIES
Payable for return of collateral on securities loaned	46,141,918
Payable for securities purchased	24,032,404
Payable for Portfolio shares repurchased	2,137,555
Investment management fees payable	1,187,970
Administrative fees payable	398,107
Distribution fees payable – Class IB	306,827
Accrued expenses	359,415

Total liabilities	74,564,196

Commitments and contingent liabilities^
NET ASSETS	$5,276,126,974

Net assets were comprised of:
Paid in capital	$5,644,410,441
Total distributable earnings (loss)	(368,283,467)

Net assets	$5,276,126,974

Class IB
Net asset value, offering and redemption price per share, $1,495,652,826 / 161,743,274 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.25

Class K
Net asset value, offering and redemption price per share, $3,780,474,148 / 409,060,103 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.24

(x)	Includes value of securities on loan of $45,679,548.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$72,631,033
Dividends	5,948,609
Securities lending (net)	132,744

Total income	78,712,386

EXPENSES
Investment management fees	8,264,310
Administrative fees	2,390,209
Distribution fees – Class IB (a)	1,802,468
Printing and mailing expenses	236,476
Professional fees	119,203
Trustees’ fees	85,542
Custodian fees	66,137
Distribution fees – Class IA (a)	55,068
Miscellaneous	129,213

Gross expenses	13,148,626
Less: Waiver from investment manager	(1,193,672)

Net expenses	11,954,954

NET INVESTMENT INCOME (LOSS)	66,757,432

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(11,738,507)
Change in unrealized appreciation (depreciation) on:
Investments in securities	(35,817,501)
Foreign currency translations	(11)

Net change in unrealized appreciation (depreciation)	(35,817,512)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(47,556,019)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,201,413

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$66,757,432	$111,946,096
Net realized gain (loss)	(11,738,507)	(57,498,981)
Net change in unrealized appreciation (depreciation)	(35,817,512)	174,218,918

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,201,413	228,666,033

Distributions to shareholders:
Class IA	—	(967,046)
Class IB	—	(30,332,020)
Class K	—	(81,030,301)

Total distributions to shareholders	—	(112,329,367)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 261,455 and 1,123,867 shares, respectively ]	3,123,261	10,297,652
Capital shares issued in reinvestment of dividends [ 0 and 105,564 shares, respectively ]	—	967,046
Capital shares repurchased in connection with share class combination (Note 1) [ (5,151,822) and 0 shares, respectively ]	(47,609,236)	—
Capital shares repurchased [ (342,338) and (1,314,046) shares, respectively ]	(2,394,864)	(11,990,928)

Total Class IA transactions	(46,880,839)	(726,230)

Class IB
Capital shares sold [ 7,772,903 and 11,633,535 shares, respectively ]	71,244,383	106,236,758
Capital shares issued in connection with share class combination (Note 1) [ 5,141,908 and 0 shares, respectively ]	47,609,236	—
Capital shares issued in reinvestment of dividends [ 0 and 3,304,714 shares, respectively ]	—	30,332,020
Capital shares repurchased [ (9,451,766) and (22,406,843) shares, respectively ]	(86,640,021)	(204,445,750)

Total Class IB transactions	32,213,598	(67,876,972)

Class K
Capital shares sold [ 49,203,833 and 38,218,661 shares, respectively ]	450,861,683	349,404,499
Capital shares issued in reinvestment of dividends [ 0 and 8,845,276 shares, respectively ]	—	81,030,301
Capital shares repurchased [ (24,244,818) and (57,441,189) shares, respectively ]	(221,795,927)	(521,916,465)

Total Class K transactions	229,065,756	(91,481,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	214,398,515	(160,084,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	233,599,928	(43,748,201)
NET ASSETS:
Beginning of period	5,042,527,046	5,086,275,247

End of period	$5,276,126,974	$5,042,527,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.22		$9.01	$10.07	$10.49	$10.10	$9.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.19	0.14	0.12	0.16	0.19
Net realized and unrealized gain (loss)	(0.08)		0.22	(1.03)	(0.34)	0.46	0.41

Total from investment operations	0.03		0.41	(0.89)	(0.22)	0.62	0.60

Less distributions:
Dividends from net investment income	—		(0.20)	(0.15)	(0.15)	(0.16)	(0.19)
Distributions from net realized gains	—		—	(0.02)	(0.05)	(0.07)	—

Total dividends and distributions	—		(0.20)	(0.17)	(0.20)	(0.23)	(0.19)

Net asset value, end of period	$9.25		$9.22	$9.01	$10.07	$10.49	$10.10

Total return (b)	0.33%		4.51%	(8.76)%	(2.08)%	6.09%	6.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,495,653		$1,459,781	$1,493,043	$1,847,383	$1,907,400	$1,872,813
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.64%	0.65%	0.65%	0.67%	0.67%
Before waivers (a)(f)	0.69%		0.69%	0.68%	0.66%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.40%		2.05%	1.50%	1.18%	1.51%	1.88%
Before waivers (a)(f)	2.35%		2.00%	1.47%	1.17%	1.51%	1.88%
Portfolio turnover rate^	9	%(z)	21%	18%	24%	39%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.21		$8.99	$10.05	$10.47	$10.08	$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.21	0.16	0.15	0.19	0.21
Net realized and unrealized gain (loss)	(0.09)		0.23	(1.02)	(0.35)	0.45	0.42

Total from investment operations	0.03		0.44	(0.86)	(0.20)	0.64	0.63

Less distributions:
Dividends from net investment income	—		(0.22)	(0.18)	(0.17)	(0.18)	(0.22)
Distributions from net realized gains	—		—	(0.02)	(0.05)	(0.07)	—

Total dividends and distributions	—		(0.22)	(0.20)	(0.22)	(0.25)	(0.22)

Net asset value, end of period	$9.24		$9.21	$8.99	$10.05	$10.47	$10.08

Total return (b)	0.33%		4.89%	(8.55)%	(1.86)%	6.36%	6.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,780,474		$3,536,068	$3,546,880	$4,808,382	$5,968,469	$5,801,355
Ratio of expenses to average net assets:
After waivers (a)(f)	0.39%		0.39%	0.40%	0.40%	0.42%	0.42%
Before waivers (a)(f)	0.44%		0.44%	0.43%	0.41%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.65%		2.30%	1.74%	1.43%	1.76%	2.13%
Before waivers (a)(f)	2.60%		2.26%	1.71%	1.42%	1.76%	2.13%
Portfolio turnover rate^	9	%(z)	21%	18%	24%	39%	29%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.8%)
Affirm Asset Securitization Trust,
Series 2023-A A 6.610%, 1/18/28§	$105,000	$105,426
Series 2023-B A 6.820%, 9/15/28§	270,000	273,138
Series 2023-X1 A 7.110%, 11/15/28§	77,644	77,928
Series 2024-A 1A 5.610%, 2/15/29§	525,000	524,189
Series 2024-A A 5.610%, 2/15/29§	150,000	149,768
American Credit Acceptance Receivables Trust,
Series 2022-4 C 7.860%, 2/15/29§	54,027	54,406
Series 2023-3 C 6.440%, 10/12/29§	370,000	368,782
Series 2023-4 B 6.630%, 2/14/28§	215,000	216,761
AmeriCredit Automobile Receivables Trust,
Series 2021-2 B 0.690%, 1/19/27	156,842	154,482
Series 2021-3 C 1.410%, 8/18/27	425,000	398,774
Series 2022-1 B 2.770%, 4/19/27	680,000	659,915
Series 2022-2 A3 4.380%, 4/18/28	244,422	242,741
Series 2023-1 B 5.570%, 3/20/28	450,000	452,160
Series 2024-1 A3 5.430%, 1/18/29	360,000	360,736
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	189,779	169,541
Auxilior Term Funding LLC,
Series 2023-1A A2 6.180%, 12/15/28§	145,000	145,589
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§	940,000	939,690
Series 2024-1A A 5.360%, 6/20/30§	260,000	260,836
BHG Securitization Trust,
Series 2022-C A 5.320%, 10/17/35§	27,448	27,371
Series 2024-1CON A 5.810%, 4/17/35§	155,767	156,327
Bridgecrest Lending Auto Securitization Trust,
Series 2023-1 A3 6.510%, 11/15/27	1,145,000	1,149,345
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	101,950	100,946
CarMax Auto Owner Trust,
Series 2021-4 A3 0.560%, 9/15/26	243,703	237,520
Series 2023-2 A3 5.050%, 1/18/28	550,000	547,292
Series 2024-2 A3 5.500%, 1/16/29	125,000	125,864
Carvana Auto Receivables Trust,
Series 2021-P3 A3 0.700%, 11/10/26	282,214	276,001
Series 2023-N1 A 6.360%, 4/12/27§	184,669	185,068
Series 2023-P1 A3 5.980%, 12/10/27§	675,000	676,562
Series 2024-P2 A3 5.330%, 7/10/29	195,000	195,355
Chesapeake Funding II LLC,
Series 2023-1A A1 5.650%, 5/15/35§	330,650	330,374
Series 2024-1A A1 5.520%, 5/15/36§	203,472	203,279
Citizens Auto Receivables Trust,
Series 2024-1 A3 5.110%, 4/17/28§	150,000	149,746
Credit Acceptance Auto Loan Trust,
Series 2022-3A A 6.570%, 10/15/32§	735,000	738,970
Series 2023-1A A 6.480%, 3/15/33§	480,000	484,139
Series 2023-2A B 6.610%, 7/15/33§	435,000	437,815
Series 2023-3A C 7.620%, 12/15/33§	100,000	102,574
Series 2024-2A A 5.950%, 6/15/34§	265,000	265,361
Dell Equipment Finance Trust, Series 2023-3 A3 5.930%, 4/23/29§	620,000	623,709
DLLMT LLC, Series 2023-1A A3 5.340%, 3/22/27§	590,000	587,246
DT Auto Owner Trust,
Series 2021-4A C 1.500%, 9/15/27§	133,169	130,568
Series 2022-3A B 6.740%, 7/17/28§	565,000	567,257
Series 2023-2A B 5.410%, 2/15/29§	360,000	357,745
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	84,454	83,602
Series 2022-3 A2 4.380%, 7/20/29§	85,336	84,491
Series 2023-2 A2 5.560%, 4/22/30§	342,112	342,216
Series 2024-1 A3 5.160%, 9/20/30§	150,000	149,629
Exeter Automobile Receivables Trust,
Series 2022-5A B 5.970%, 3/15/27	455,379	455,452
Series 2023-1A B 5.720%, 4/15/27	361,914	361,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-2A B 5.610%, 9/15/27	$350,000	$349,011
Flagship Credit Auto Trust,
Series 2020-4 C 1.280%, 2/16/27§	22,443	22,185
Series 2021-2 B 0.930%, 6/15/27§	14,845	14,815
Series 2022-4 A3 6.320%, 6/15/27§	420,000	421,119
Series 2023-2 C 5.810%, 5/15/29§	460,000	460,156
Ford Credit Auto Owner Trust, Series 2021-1 A 1.370%, 10/17/33§	275,000	256,527
Foursight Capital Automobile Receivables Trust,
Series 2022-1 A3 1.830%, 12/15/26§	102,156	101,257
Series 2022-2 A3 4.590%, 6/15/27§	199,492	198,375
Frontier Issuer LLC,
Series 2023-1 A2 6.600%, 8/20/53§	605,000	608,318
Series 2024-1 A2 6.190%, 6/20/54§	170,000	170,110
GECU Auto Receivables Trust,
Series 2023-1A A3 5.630%, 8/15/28§	340,000	340,503
GLS Auto Receivables Issuer Trust,
Series 2024-2A B 5.770%, 11/15/28§	395,000	396,071
GLS Auto Select Receivables Trust,
Series 2024-2A A2 5.580%, 6/17/30§	110,000	110,033
Series 2024-3A A2 5.590%, 10/15/29§	325,000	324,884
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	178,089
Series 2024-1 A 4.980%, 12/11/36§	465,000	463,177
Harley-Davidson Motorcycle Trust, Series 2021-B A3 0.560%, 11/16/26	136,824	135,180
Hertz Vehicle Financing III LLC, Series 2023-3A A 5.940%, 2/25/28§	630,000	631,501
Hilton Grand Vacations Trust, Series 2022-2A C 5.570%, 1/25/37§	57,539	56,554
Huntington Auto Trust, Series 2024-1A A3 5.230%, 1/16/29§	270,000	269,303
LAD Auto Receivables Trust,
Series 2023-4A B 6.390%, 10/16/28§	190,000	190,218
Series 2024-1A A4 5.170%, 9/15/28§	125,000	124,095
Series 2024-2A A3 5.610%, 8/15/28§	235,000	234,929
M&T Equipment 2023-LEAF1 Notes, Series 2023-1A A3 5.740%, 7/15/30§	290,000	289,897
Marlette Funding Trust, Series 2022-3A A 5.180%, 11/15/32§	462	462
Mercedes-Benz Auto Receivables Trust, Series 2021-1 A3 0.460%, 6/15/26	208,587	204,772
Merchants Fleet Funding LLC, Series 2023-1A A 7.210%, 5/20/36§	579,043	580,532
Mercury Financial Credit Card Master Trust, Series 2024-2A A 6.560%, 7/20/29§	355,000	356,337
Mission Lane Credit Card Master Trust, Series 2023-A A 7.230%, 7/17/28§	190,000	190,873
MVW LLC, Series 2024-1A A 5.320%, 2/20/43§	152,055	152,096
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	56,101	52,626
Series 2021-EA A 0.970%, 12/16/69§	866,269	752,618
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 A1 1.910%, 10/20/61§	695,000	619,905
NextGear Floorplan Master Owner Trust, Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,212,736
Octane Receivables Trust, Series 2024-2A A2 5.800%, 7/20/32§	470,000	470,186
OneMain Financial Issuance Trust, Series 2022-S1 A 4.130%, 5/14/35§	805,000	788,087
Post Road Equipment Finance LLC, Series 2024-1A A2 5.590%, 11/15/29§	105,000	105,031
Prestige Auto Receivables Trust,
Series 2021-1A C 1.530%, 2/15/28§	350,000	337,498
Series 2023-1A C 5.650%, 2/15/28§	350,000	347,889
Regional Management Issuance Trust, Series 2024-1 A 5.830%, 7/15/36§	150,000	150,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Santander Drive Auto Receivables Trust,
Series 2022-3 B 4.130%, 8/16/27	$420,000	$415,574
Series 2022-4 B 4.420%, 11/15/27	450,000	445,404
Series 2023-1 C 5.090%, 5/15/30	115,000	114,106
Series 2023-3 C 5.770%, 11/15/30	155,000	155,909
Series 2023-4 B 5.770%, 12/15/28	325,000	327,075
Series 2023-5 B 6.160%, 12/17/29	495,000	502,994
Series 2024-3 A3 5.630%, 1/16/29	360,000	360,396
SBNA Auto Lease Trust,
Series 2024-A A3 5.390%, 11/20/26§	220,000	219,669
Series 2024-B A3 5.560%, 11/22/27§	265,000	265,832
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	203,736	200,669
Series 2023-1A A2 6.560%, 1/22/30§	335,000	337,849
Series 2024-1A A3 5.520%, 1/20/32§	190,000	191,102
SEB Funding LLC, Series 2024-1A A2 7.386%, 4/30/54§	240,000	243,367
SFS Auto Receivables Securitization Trust, Series 2023-1A A3 5.470%, 10/20/28§	390,000	390,295
SMB Private Education Loan Trust, Series 2021-D A1A 1.340%, 3/17/53§	192,174	173,315
SoFi Professional Loan Program Trust, Series 2020-A A2FX 2.540%, 5/15/46§	54,124	50,679
Stream Innovations Issuer Trust, Series 2024-1A A 6.270%, 7/15/44§	100,000	99,982
Toyota Auto Loan Extended Note Trust, Series 2020-1A A 1.350%, 5/25/33§	110,000	105,873
Toyota Auto Receivables Owner Trust, Series 2021-C A3 0.430%, 1/15/26	229,801	226,046
United Auto Credit Securitization Trust, Series 2022-2 C 5.810%, 5/10/27§	255,000	254,669
VStrong Auto Receivables Trust, Series 2024-A B 5.770%, 7/15/30§	48,000	48,248
Westlake Automobile Receivables Trust,
Series 2023-3A C 6.020%, 9/15/28§	615,000	616,642
Series 2024-2A A3 5.560%, 2/15/28§	200,000	200,045
Wheels Fleet Lease Funding LLC,
Series 2023-1A A 5.800%, 4/18/38§	670,443	670,571
Series 2024-1A A1 5.490%, 2/18/39§	280,000	280,730
World Omni Select Auto Trust, Series 2021-A B 0.850%, 8/16/27	300,000	291,801
Ziply Fiber Issuer LLC,
Series 2024-1A A2 6.640%, 4/20/54§	420,000	426,136

Total Asset-Backed Securities		35,971,868

Collateralized Mortgage Obligation (0.0%)†
GNMA, Series 2022-120 EI 5.500%, 2/20/47 IO	1,673,336	270,065

Total Collateralized Mortgage Obligation		270,065

Commercial Mortgage-Backed Securities (2.9%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	205,001
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	533,438
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	755,000	624,575
BANK5,
Series 2023-5YR3 A3 6.724%, 9/15/56 (l)	385,000	402,757
Series 2023-5YR4 A3 6.500%, 12/15/56	142,826	148,249
BANK5 Trust, Series 2024-5YR6 A3 6.225%, 5/15/57	740,000	765,176
BBCMS Mortgage Trust,
Series 2020-BID A 7.583%, 10/15/37 (l)§	215,000	213,925
Series 2021-C12 A5 2.689%, 11/15/54	755,000	635,321
Series 2024-5C25 A3 5.946%, 3/15/57	400,000	408,867
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	638,149
Series 2023-V2 A3 5.812%, 5/15/55 (l)	470,000	475,426
BPR Trust,
Series 2021-NRD A 6.854%, 12/15/38 (l)§	420,000	409,385
Series 2022-OANA A 7.227%, 4/15/37 (l)§	310,000	310,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
BX Trust, Series 2024-VLT4 A 6.811%, 7/15/29 (l)§	$210,000	$209,015
CFCRE Commercial Mortgage Trust, Series 2016-C4 D 5.000%, 5/10/58 (l)§	1,300,000	1,183,965
Citigroup Commercial Mortgage Trust, Series 2015-GC27 D 4.566%, 2/10/48 (l)§	3,870,000	3,605,301
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	246,924
Series 2014-USA A2 3.953%, 9/15/37§	575,000	503,195
DC Commercial Mortgage Trust, Series 2023-DC A 6.314%, 9/12/40§	295,000	302,145
DROP Mortgage Trust, Series 2021-FILE A 6.593%, 10/15/43 (l)§	420,000	399,967
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1 1.051%, 4/25/34 IO (l)	5,145,014	294,194
Series K738 A2 1.545%, 1/25/27	250,000	230,810
Series K-F107 AS 5.574%, 3/25/28 (l)	751,464	747,625
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A 2.954%, 11/5/34§	303,860	232,035
Series 2013-PEMB A 3.668%, 3/5/33 (l)§	140,000	111,207
Hudsons Bay Simon JV Trust, Series 2015-HB7 A7 3.914%, 8/5/34§	75,411	72,184
Med Trust, Series 2021-MDLN A 6.393%, 11/15/38 (l)§	716,561	714,994
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24 D 3.257%, 5/15/48§	1,480,000	1,309,412
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	229,313
Series 2021-L7 A5 2.574%, 10/15/54	775,000	643,383
SCOTT Trust, Series 2023-SFS A 5.910%, 3/10/40§	480,000	481,519
SPGN Mortgage Trust, Series 2022-TFLM A 6.879%, 2/15/39 (l)§	760,000	749,022
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4 2.118%, 8/15/53	355,000	298,259
Series 2020-C58 A4 2.092%, 7/15/53	100,000	82,405
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,273,479
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	916,536
Series 2022-C62 A4 4.000%, 4/15/55 (l)	715,000	654,115

Total Commercial Mortgage-Backed Securities		21,261,273

Corporate Bonds (26.5%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
Altice France SA 8.125%, 2/1/27 (x)§	200,000	149,928
CCO Holdings LLC 5.500%, 5/1/26§	144,000	142,020
6.375%, 9/1/29§	279,000	263,569
4.750%, 3/1/30§	112,000	96,389
4.750%, 2/1/32§	434,000	355,338
4.500%, 5/1/32	436,000	350,980
4.500%, 6/1/33§	504,000	395,287
Level 3 Financing, Inc. 4.250%, 7/1/28§	267,000	96,120
Lumen Technologies, Inc. 5.125%, 12/15/26§	348,000	214,020
Verizon Communications, Inc. 5.500%, 2/23/54	400,000	392,695
Windstream Escrow LLC 7.750%, 8/15/28§	295,000	277,807
Zayo Group Holdings, Inc. 4.000%, 3/1/27 (x)§	440,000	348,700
6.125%, 3/1/28§	206,000	132,870

		3,215,723

Entertainment (0.1%)
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	214,000	212,930
6.500%, 5/15/27§	230,000	231,150
Take-Two Interactive Software, Inc. 4.950%, 3/28/28	360,000	356,478
5.400%, 6/12/29	135,000	135,751

		936,309

Media (0.8%)
Charter Communications Operating LLC 6.100%, 6/1/29	1,055,000	1,054,852
CSC Holdings LLC 11.750%, 1/31/29§	496,000	423,921
Gray Television, Inc. 10.500%, 7/15/29§	106,000	106,265
4.750%, 10/15/30§	286,000	171,600
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	425,000	413,312
Neptune Bidco US, Inc. 9.290%, 4/15/29§	333,000	318,877
Nexstar Media, Inc. 5.625%, 7/15/27§	415,000	392,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Outfront Media Capital LLC 5.000%, 8/15/27§	$327,000	$314,738
Sinclair Television Group, Inc. 5.500%, 3/1/30§	255,000	150,450
Sirius XM Radio, Inc. 3.125%, 9/1/26§	372,000	350,167
3.875%, 9/1/31§	398,000	323,375
Stagwell Global LLC 5.625%, 8/15/29§	446,000	410,891
TEGNA, Inc. 4.750%, 3/15/26§	271,000	263,954
5.000%, 9/15/29	177,000	155,760
Univision Communications, Inc. 7.375%, 6/30/30 (x)§	253,000	234,974
VZ Secured Financing BV 5.000%, 1/15/32§	330,000	280,913
Ziggo Bond Co. BV 6.000%, 1/15/27§	348,000	340,170

		5,706,913

Wireless Telecommunication Services (0.1%)
Vodafone Group plc 5.750%, 6/28/54	760,000	733,603

Total Communication Services		10,592,548

Consumer Discretionary (2.8%)
Automobile Components (0.1%)
Aptiv plc 3.100%, 12/1/51	260,000	158,078
Clarios Global LP 6.750%, 5/15/28 (x)§	363,000	366,630
Denso Corp. 1.239%, 9/16/26§	565,000	516,023

		1,040,731

Automobiles (0.3%)
BMW US Capital LLC 4.900%, 4/2/29§	320,000	317,945
Hyundai Capital America 5.950%, 9/21/26§	440,000	443,336
5.400%, 6/24/31§	255,000	253,064
Volkswagen Group of America Finance LLC 5.250%, 3/22/29§	1,010,000	1,004,417

		2,018,762

Broadline Retail (0.1%)
Getty Images, Inc. 9.750%, 3/1/27§	780,000	778,050
K2016470219 South Africa Ltd. 3.000%, 12/31/22 (h)(r)§	245,575	—

		778,050

Distributors (0.2%)
LKQ Corp. 5.750%, 6/15/28	360,000	363,278
Ritchie Bros Holdings, Inc. 6.750%, 3/15/28§	374,000	381,012
7.750%, 3/15/31§	196,000	204,087
Velocity Vehicle Group LLC 8.000%, 6/1/29§	66,000	67,797
Verde Purchaser LLC 10.500%, 11/30/30§	217,000	229,478
Windsor Holdings III LLC 8.500%, 6/15/30§	320,000	334,000

		1,579,652

Diversified Consumer Services (0.1%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	198,750
Wand NewCo 3, Inc. 7.625%, 1/30/32§	220,000	227,238

		425,988

Hotels, Restaurants & Leisure (1.2%)
1011778 BC ULC 5.750%, 4/15/25§	220,000	219,175
3.875%, 1/15/28§	294,000	275,258
Caesars Entertainment, Inc. 7.000%, 2/15/30§	541,000	551,820
Carnival Corp. 6.000%, 5/1/29 (x)§	357,000	351,199
7.000%, 8/15/29§	189,000	196,087
Carnival Holdings Bermuda Ltd. 10.375%, 5/1/28§	182,000	196,287
CEC Entertainment LLC 6.750%, 5/1/26§	188,000	185,898
Choice Hotels International, Inc. 5.850%, 8/1/34	70,000	69,110
Churchill Downs, Inc. 5.500%, 4/1/27§	246,000	241,695
5.750%, 4/1/30§	361,000	350,712
Dave & Buster’s, Inc. 7.625%, 11/1/25§	414,000	416,070
Expedia Group, Inc. 6.250%, 5/1/25§	290,000	290,252
Flutter Treasury Designated Activity Co. 6.375%, 4/29/29§	200,000	200,750
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	233,000	231,835
3.625%, 2/15/32§	355,000	307,075
Hyatt Hotels Corp. 5.750%, 1/30/27	375,000	378,043
5.250%, 6/30/29	420,000	416,364
Life Time, Inc. 5.750%, 1/15/26§	396,000	394,396
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	292,000	274,042
Marriott International, Inc. 5.300%, 5/15/34	406,000	398,971
NCL Corp. Ltd. 8.375%, 2/1/28§	240,000	250,855
Ontario Gaming GTA LP 8.000%, 8/1/30§	306,000	312,885
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	340,000	333,625
7.250%, 1/15/30§	308,000	317,871
Scientific Games Holdings LP 6.625%, 3/1/30§	267,000	260,325
Six Flags Entertainment Corp. 6.625%, 5/1/32§	445,000	451,119
Station Casinos LLC 4.500%, 2/15/28§	238,000	223,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 12/1/31§	$180,000	$160,000
Vail Resorts, Inc. 6.500%, 5/15/32§	175,000	176,531
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	262,000	243,660
Yum! Brands, Inc. 5.375%, 4/1/32	256,000	246,080

		8,921,710

Household Durables (0.1%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	320,000	318,000
M.D.C. Holdings, Inc. 3.966%, 8/6/61	360,000	306,000
Newell Brands, Inc. 6.625%, 9/15/29	204,000	199,601
Whirlpool Corp. 5.750%, 3/1/34	260,000	260,376

		1,083,977

Leisure Products (0.1%)
Brunswick Corp. 0.850%, 8/18/24	780,000	774,963
Hasbro, Inc. 6.050%, 5/14/34	310,000	309,768

		1,084,731

Specialty Retail (0.5%)
AutoNation, Inc. 3.500%, 11/15/24	170,000	168,628
AutoZone, Inc. 5.400%, 7/15/34	765,000	757,442
Cougar JV Subsidiary LLC 8.000%, 5/15/32§	119,000	122,570
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	365,000	256,877
eG Global Finance plc 12.000%, 11/30/28§	200,000	211,802
Home Depot, Inc. (The) 5.300%, 6/25/54	630,000	613,300
LBM Acquisition LLC 6.250%, 1/15/29§	274,000	241,463
LCM Investments Holdings II LLC 4.875%, 5/1/29§	250,000	233,125
O’Reilly Automotive, Inc. 5.750%, 11/20/26	325,000	327,789
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	330,000	322,575
White Cap Buyer LLC 6.875%, 10/15/28 (x)§	337,000	323,520

		3,579,091

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc. 4.125%, 8/15/31§	270,000	234,324
Hanesbrands, Inc. 9.000%, 2/15/31 (x)§	295,000	309,013

		543,337

Total Consumer Discretionary		21,056,029

Consumer Staples (0.8%)
Beverages (0.1%)
Coca-Cola Co. (The) 5.300%, 5/13/54	380,000	379,633
Primo Water Holdings, Inc. 4.375%, 4/30/29§	273,000	250,819
Suntory Holdings Ltd. 5.124%, 6/11/29§	240,000	240,491

		870,943

Consumer Staples Distribution & Retail (0.1%)
United Natural Foods, Inc. 6.750%, 10/15/28§	300,000	270,069
US Foods, Inc. 4.625%, 6/1/30§	297,000	275,557
7.250%, 1/15/32§	177,000	183,763

		729,389

Food Products (0.2%)
Darling Ingredients, Inc. 6.000%, 6/15/30§	164,000	161,592
Fiesta Purchaser, Inc. 7.875%, 3/1/31§	173,000	179,055
Mondelez International Holdings Netherlands BV 2.250%, 9/19/24§	240,000	238,036
Post Holdings, Inc. 5.625%, 1/15/28§	162,000	158,863
4.500%, 9/15/31§	361,000	322,644
Sigma Holdco BV 7.875%, 5/15/26§	219,000	216,263
Simmons Foods, Inc. 4.625%, 3/1/29§	180,000	158,175

		1,434,628

Household Products (0.1%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	247,000	230,626
Kronos Acquisition Holdings, Inc. 7.000%, 12/31/27§	273,000	282,214
8.250%, 6/30/31§	126,000	126,157

		638,997

Personal Care Products (0.1%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	95,000	93,285
Prestige Brands, Inc. 3.750%, 4/1/31§	410,000	355,163

		448,448

Tobacco (0.2%)
BAT Capital Corp. 6.000%, 2/20/34	480,000	485,168
Imperial Brands Finance plc 5.500%, 2/1/30§	1,070,000	1,059,860

		1,545,028

Total Consumer Staples		5,667,433

Energy (2.7%)
Energy Equipment & Services (0.0%)†
Transocean, Inc. 8.750%, 2/15/30§	211,500	221,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (2.7%)
Aethon United BR LP 8.250%, 2/15/26§	$154,000	$155,703
Antero Resources Corp. 7.625%, 2/1/29§	155,000	158,678
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	236,000	235,705
Baytex Energy Corp. 8.500%, 4/30/30§	3,300,000	3,440,250
Blue Racer Midstream LLC 6.625%, 7/15/26§	255,000	254,681
7.250%, 7/15/32§	128,000	131,015
BP Capital Markets America, Inc. 5.227%, 11/17/34	1,055,000	1,044,762
Crescent Energy Finance LLC 7.625%, 4/1/32§	260,000	264,030
CrownRock LP 5.625%, 10/15/25§	243,000	242,422
Delek Logistics Partners LP 8.625%, 3/15/29§	376,000	385,930
Enbridge, Inc. 5.625%, 4/5/34	235,000	234,508
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	230,000	233,450
Energy Transfer LP 5.250%, 7/1/29	175,000	173,870
7.500%, 7/1/38	170,000	193,594
Genesis Energy LP 8.000%, 1/15/27	133,000	135,328
7.750%, 2/1/28	572,000	576,290
Kinder Morgan, Inc. 4.800%, 2/1/33	400,000	377,884
Kinetik Holdings LP 5.875%, 6/15/30§	583,000	572,797
MPLX LP 5.500%, 6/1/34	700,000	690,844
NGL Energy Operating LLC 8.375%, 2/15/32§	309,000	314,856
NuStar Logistics LP 5.750%, 10/1/25	213,000	211,669
6.000%, 6/1/26	165,000	164,175
Permian Resources Operating LLC 5.875%, 7/1/29§	194,000	191,333
Petroleos Mexicanos 5.350%, 2/12/28	8,740,000	7,844,150
Phillips 66 Co. 5.650%, 6/15/54	460,000	444,204
Pioneer Natural Resources Co. 5.100%, 3/29/26	480,000	479,423
Summit Midstream Holdings LLC 10.000%, 10/15/26 (e)§	476,000	487,900
Sunoco LP 4.500%, 4/30/30 (x)	216,000	198,990
7.250%, 5/1/32§	228,000	234,840

		20,073,281

Total Energy		20,294,563

Financials (9.2%)
Banks (2.6%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27 (k)§	400,000	405,056
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26 (k)§	495,000	505,550
ANZ New Zealand Int’l Ltd. 5.355%, 8/14/28§	285,000	287,150
ASB Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 5.284%, 6/17/32 (k)§	285,000	279,983
Bank of America Corp. (SOFR + 1.33%), 3.384%, 4/2/26 (k)	730,000	716,480
Bank of America NA 5.526%, 8/18/26	760,000	764,320
Bank of Ireland Group plc (SOFR + 1.62%), 5.601%, 3/20/30 (k)§	755,000	750,979
Bank of Montreal 5.511%, 6/4/31	1,055,000	1,063,058
Bank of New Zealand 2.285%, 1/27/27§	605,000	562,247
Bank of Nova Scotia (The) 5.450%, 8/1/29	515,000	521,403
Canadian Imperial Bank of Commerce 5.237%, 6/28/27	770,000	769,063
5.260%, 4/8/29	440,000	439,500
Citizens Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	315,000	289,557
Comerica, Inc. (SOFR + 2.16%), 5.982%, 1/30/30 (k)	185,000	182,110
Credit Agricole SA 5.365%, 3/11/34§	570,000	561,907
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25 (k)§	1,150,000	1,138,369
DNB Bank ASA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26 (k)§	350,000	330,804
Federation des Caisses Desjardins du Quebec 5.700%, 3/14/28§	295,000	298,114
HSBC Holdings plc (SOFR + 1.57%), 5.887%, 8/14/27 (k)	445,000	447,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Huntington Bancshares, Inc. (SOFR + 2.02%), 6.208%, 8/21/29 (k)	$295,000	$300,687
KeyBank NA 5.850%, 11/15/27	370,000	368,782
Morgan Stanley Bank NA 5.882%, 10/30/26	710,000	718,244
(SOFR + 0.87%), 5.504%, 5/26/28 (k)	1,000,000	1,007,400
National Bank of Canada 0.750%, 8/6/24	1,580,000	1,572,427
5.600%, 12/18/28	255,000	257,133
PNC Financial Services Group, Inc. (The) (SOFR + 1.20%), 5.492%, 5/14/30 (k)	445,000	447,208
Santander Holdings USA, Inc. (SOFR + 2.14%), 6.342%, 5/31/35 (k)	325,000	325,163
Societe Generale SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55 (k)§	415,000	398,300
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.018%, 2/8/30 (k)§	340,000	358,642
Sumitomo Mitsui Trust Bank Ltd. 5.200%, 3/7/27§	415,000	414,101
Swedbank AB 6.136%, 9/12/26§	380,000	384,234
5.407%, 3/14/29§	360,000	359,847
Toronto-Dominion Bank (The) 4.994%, 4/5/29	710,000	705,916
Truist Financial Corp. (SOFR + 2.45%), 7.161%, 10/30/29 (k)	435,000	461,637
UniCredit SpA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§	350,000	336,080
Westpac Banking Corp. 5.050%, 4/16/29	750,000	750,456

		19,479,889

Capital Markets (2.3%)
Antares Holdings LP 3.750%, 7/15/27§	375,000	344,833
Ares Capital Corp. 4.250%, 3/1/25	695,000	686,373
7.000%, 1/15/27	310,000	315,224
5.950%, 7/15/29	245,000	240,535
Ares Finance Co. IV LLC 3.650%, 2/1/52§	155,000	107,112
Ares Strategic Income Fund 6.350%, 8/15/29§	345,000	342,490
Aretec Group, Inc. 7.500%, 4/1/29§	134,000	128,808
10.000%, 8/15/30(x)§	131,000	141,992
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/26	325,000	298,158
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.947%, 4/26/27 (k)	600,000	596,299
Blackstone Secured Lending Fund 5.875%, 11/15/27	155,000	153,884
2.850%, 9/30/28	175,000	153,277
Blue Owl Capital Corp. 3.750%, 7/22/25	260,000	253,285
Blue Owl Capital Corp. II 8.450%, 11/15/26§	230,000	237,135
Blue Owl Credit Income Corp. 7.950%, 6/13/28	415,000	429,403
Blue Owl Technology Finance Corp. 4.750%, 12/15/25§	375,000	362,016
Blue Owl Technology Finance Corp. II 6.750%, 4/4/29§	610,000	595,696
Brookfield Finance, Inc. 5.675%, 1/15/35	760,000	752,584
Cantor Fitzgerald LP 7.200%, 12/12/28§	275,000	283,380
Deutsche Bank AG (SOFR + 2.52%), 7.146%, 7/13/27 (k)	195,000	199,349
5.414%, 5/10/29	270,000	269,532
FS KKR Capital Corp. 3.125%, 10/12/28 (x)	100,000	86,814
7.875%, 1/15/29	275,000	284,083
6.875%, 8/15/29	440,000	436,033
Goldman Sachs Bank USA (SOFR + 0.75%), 5.414%, 5/21/27 (k)	665,000	664,322
Goldman Sachs BDC, Inc. 6.375%, 3/11/27	165,000	166,304
Goldman Sachs Group, Inc. (The) (SOFR + 1.08%), 5.798%, 8/10/26 (k)	1,240,000	1,240,088
Golub Capital BDC, Inc. 2.500%, 8/24/26	3,500,000	3,222,918
Hercules Capital, Inc. 3.375%, 1/20/27	495,000	457,931
HPS Corporate Lending Fund 6.250%, 9/30/29§	450,000	444,405
Jefferies Financial Group, Inc. 5.875%, 7/21/28	295,000	297,280
6.200%, 4/14/34	520,000	525,691
Main Street Capital Corp. 3.000%, 7/14/26	215,000	200,828
6.500%, 6/4/27	290,000	290,140
New Mountain Finance Corp. 6.875%, 2/1/29	150,000	146,506
Nomura Holdings, Inc. 5.783%, 7/3/34	435,000	433,771
Sixth Street Lending Partners 6.500%, 3/11/29§	350,000	345,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Sixth Street Specialty Lending, Inc. 6.125%, 3/1/29	$260,000	$256,397
UBS AG 5.000%, 7/9/27	425,000	421,050

		16,811,872

Consumer Finance (0.8%)
American Express Co. (SOFR + 1.09%), 5.532%, 4/25/30 (k)	295,000	297,848
Avolon Holdings Funding Ltd. 5.500%, 1/15/26§	390,000	387,102
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	224,000	235,354
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27 (k)	335,000	346,186
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	35,000	35,820
Ford Motor Credit Co. LLC 2.300%, 2/10/25	268,000	260,743
General Motors Financial Co., Inc. 6.050%, 10/10/25	435,000	436,759
5.600%, 6/18/31	640,000	635,625
GGAM Finance Ltd. 8.000%, 2/15/27§	172,000	177,862
8.000%, 6/15/28§	320,000	336,400
Harley-Davidson Financial Services, Inc. 6.500%, 3/10/28§	290,000	296,130
5.950%, 6/11/29§	155,000	154,411
Hyundai Capital Services, Inc. 2.125%, 4/24/25§	270,000	262,081
John Deere Capital Corp. 4.900%, 3/7/31	500,000	497,742
Series MTN1 5.050%, 6/12/34	755,000	750,373
Synchrony Financial 4.875%, 6/13/25	320,000	316,511
Toyota Motor Credit Corp. 5.050%, 5/16/29 (x)	745,000	746,902

		6,173,849

Financial Services (1.6%)
Apollo Global Management, Inc. 5.800%, 5/21/54	255,000	250,566
Armor Holdco, Inc. 8.500%, 11/15/29§	222,000	210,900
Enact Holdings, Inc. 6.250%, 5/28/29	625,000	625,054
Essent Group Ltd. 6.250%, 7/1/29	535,000	535,494
Freedom Mortgage Corp. 6.625%, 1/15/27§	1,850,000	1,780,200
12.000%, 10/1/28§	228,000	243,960
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	237,000	237,024
Global Payments, Inc. 1.500%, 11/15/24	450,000	442,935
JPMorgan Chase Bank NA 5.110%, 12/8/26	1,485,000	1,482,999
National Rural Utilities Cooperative Finance Corp. 5.600%, 11/13/26	570,000	574,866
5.150%, 6/15/29	475,000	476,381
Nationwide Building Society (SOFR + 1.91%), 6.557%, 10/18/27 (k)§	425,000	433,352
NCR Atleos Corp. 9.500%, 4/1/29§	233,000	252,013
NMI Holdings, Inc. 6.000%, 8/15/29	300,000	297,428
NTT Finance Corp. 5.110%, 7/2/29§	1,070,000	1,066,319
ORIX Corp. 3.250%, 12/4/24	230,000	227,551
PayPal Holdings, Inc. 5.150%, 6/1/34	755,000	745,017
PHH Mortgage Corp. 7.875%, 3/15/26§	185,000	179,450
Radian Group, Inc. 6.200%, 5/15/29	405,000	408,724
Rocket Mortgage LLC 2.875%, 10/15/26§	189,000	175,813
Shift4 Payments LLC 4.625%, 11/1/26§	406,000	391,818
Synchrony Bank 5.400%, 8/22/25	465,000	460,982
Western Union Co. (The) 1.350%, 3/15/26	175,000	162,980

		11,661,826

Insurance (1.9%)
Acrisure LLC 8.250%, 2/1/29§	296,000	298,220
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	152,000	149,150
Allstate Corp. (The) 5.050%, 6/24/29	320,000	317,920
Arthur J Gallagher & Co. 3.050%, 3/9/52	525,000	322,012
Baldwin Insurance Group Holdings LLC 7.125%, 5/15/31§	173,000	174,271
Brighthouse Financial Global Funding 1.750%, 1/13/25§	85,000	83,032
5.550%, 4/9/27§	610,000	607,813
BroadStreet Partners, Inc. 5.875%, 4/15/29§	324,000	300,633
CNO Global Funding 2.650%, 1/6/29§	775,000	677,006
Corebridge Global Funding 5.200%, 6/24/29§	425,000	423,357
F&G Annuities & Life, Inc. 6.500%, 6/4/29	160,000	159,082
F&G Global Funding 5.150%, 7/7/25§	485,000	480,761
5.875%, 6/10/27§	260,000	258,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Fairfax Financial Holdings Ltd. 6.100%, 3/15/55§	$760,000	$735,476
GA Global Funding Trust 2.250%, 1/6/27§	775,000	712,544
Great-West Lifeco US Finance 2020 LP 0.904%, 8/12/25§	135,000	128,177
GTCR AP Finance, Inc. 8.000%, 5/15/27§	160,000	160,400
Hill City Funding Trust 4.046%, 8/15/41§	350,000	256,080
HUB International Ltd. 7.375%, 1/31/32§	320,000	323,600
Jackson National Life Global Funding 1.750%, 1/12/25§	450,000	440,066
Markel Group, Inc. 6.000%, 5/16/54	450,000	447,370
Marsh & McLennan Cos., Inc. 2.250%, 11/15/30 (x)	300,000	254,960
Met Tower Global Funding 5.250%, 4/12/29§	220,000	220,913
MetLife, Inc. 5.300%, 12/15/34	1,055,000	1,056,122
New York Life Global Funding 5.000%, 6/6/29§	570,000	568,575
Nippon Life Insurance Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 5.950%, 4/16/54 (k)§	760,000	750,500
Northwestern Mutual Global Funding 4.900%, 6/12/28§	775,000	765,148
Panther Escrow Issuer LLC 7.125%, 6/1/31§	165,000	166,237
Protective Life Global Funding 0.781%, 7/5/24§	630,000	629,674
5.215%, 6/12/29§	300,000	299,422
Reinsurance Group of America, Inc. 5.750%, 9/15/34	440,000	439,670
RGA Global Funding 2.700%, 1/18/29§	265,000	238,073
5.448%, 5/24/29§	345,000	346,530
SiriusPoint Ltd. 7.000%, 4/5/29	415,000	419,875
Trustage Financial Group, Inc. 4.625%, 4/15/32§	290,000	252,491
Unum Group 6.000%, 6/15/54	305,000	293,101

		14,156,961

Total Financials		68,284,397

Health Care (1.4%)
Biotechnology (0.0%)†
Grifols SA 4.750%, 10/15/28(x)§	210,000	181,125

Health Care Equipment & Supplies (0.2%)
GE HealthCare Technologies, Inc. 5.550%, 11/15/24	620,000	619,754
Medline Borrower LP 3.875%, 4/1/29§	200,000	183,500
5.250%, 10/1/29§	206,000	195,632
Neogen Food Safety Corp. 8.625%, 7/20/30§	361,000	389,848
Varex Imaging Corp. 7.875%, 10/15/27§	198,000	200,722

		1,589,456

Health Care Providers & Services (0.6%)
AdaptHealth LLC 5.125%, 3/1/30§	250,000	217,500
Centene Corp. 4.625%, 12/15/29	168,000	158,777
CVS Health Corp. 5.700%, 6/1/34	275,000	274,736
HCA, Inc. 5.450%, 4/1/31	354,000	353,960
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 6/15/54§	520,000	512,424
HealthEquity, Inc. 4.500%, 10/1/29§	457,000	426,153
Heartland Dental LLC 10.500%, 4/30/28§	389,000	412,908
Icon Investments Six DAC 6.000%, 5/8/34	200,000	204,993
McKesson Corp. 1.300%, 8/15/26	245,000	225,900
Star Parent, Inc. 9.000%, 10/1/30§	258,000	270,255
Surgery Center Holdings, Inc. 7.250%, 4/15/32 (x)§	321,000	324,258
Tenet Healthcare Corp. 6.250%, 2/1/27	320,000	318,755
UnitedHealth Group, Inc. 5.375%, 4/15/54	380,000	371,733
US Acute Care Solutions LLC 9.750%, 5/15/29§	198,000	194,535

		4,266,887

Health Care Technology (0.2%)
IQVIA, Inc. 5.000%, 10/15/26§	200,000	196,250
5.700%, 5/15/28 (x)	750,000	756,090
6.250%, 2/1/29	343,000	353,223

		1,305,563

Life Sciences Tools & Services (0.0%)†
Fortrea Holdings, Inc. 7.500%, 7/1/30§	165,000	163,618

Pharmaceuticals (0.4%)
Bausch Health Cos., Inc. 5.500%, 11/1/25 (x)§	250,000	232,500
11.000%, 9/30/28 (x)§	206,000	183,340
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	284,000	277,255
3.500%, 4/1/30§	236,000	225,380
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	405,000	375,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Johnson & Johnson 5.250%, 6/1/54	$380,000	$383,675
Royalty Pharma plc 5.900%, 9/2/54	750,000	725,063
Takeda Pharmaceutical Co. Ltd. 5.300%, 7/5/34	760,000	755,351

		3,157,999

Total Health Care		10,664,648

Industrials (2.6%)
Aerospace & Defense (0.1%)
Boeing Co. (The) 6.858%, 5/1/54§	185,000	190,214
Rolls-Royce plc 5.750%, 10/15/27§	200,000	200,390

		390,604

Air Freight & Logistics (0.0%)†
United Parcel Service, Inc. 5.500%, 5/22/54	380,000	377,713

Building Products (0.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30 (x)§	158,000	157,803
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28§	361,000	379,050
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	241,000	234,975
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	220,000	190,300
EMRLD Borrower LP 6.625%, 12/15/30§	439,000	442,841
Johnson Controls International plc 5.500%, 4/19/29	540,000	546,472
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	152,000	143,563
Standard Industries, Inc. 4.375%, 7/15/30§	278,000	250,200

		2,345,204

Commercial Services & Supplies (0.7%)
ACCO Brands Corp. 4.250%, 3/15/29§	180,000	160,643
ADT Security Corp. (The) 4.875%, 7/15/32§	280,000	256,634
Allied Universal Holdco LLC 6.625%, 7/15/26§	17,000	16,948
9.750%, 7/15/27 (x)§	394,000	390,150
6.000%, 6/1/29§	48,000	41,880
Aramark Services, Inc. 5.000%, 4/1/25§	360,000	357,300
Element Fleet Management Corp. 3.850%, 6/15/25§	110,000	107,477
6.319%, 12/4/28§	330,000	341,158
Garda World Security Corp. 9.500%, 11/1/27§	636,000	639,180
6.000%, 6/1/29§	405,000	369,563
Madison IAQ LLC 5.875%, 6/30/29 (x)§	311,000	289,230
Matthews International Corp. 5.250%, 12/1/25§	789,000	765,330
OPENLANE, Inc. 5.125%, 6/1/25§	118,000	116,082
Waste Management, Inc. 4.950%, 7/3/31	765,000	758,306
Williams Scotsman, Inc. 7.375%, 10/1/31§	328,000	337,532

		4,947,413

Construction & Engineering (0.2%)
Brand Industrial Services, Inc. 10.375%, 8/1/30§	219,000	235,699
Dycom Industries, Inc. 4.500%, 4/15/29§	270,000	251,775
Pike Corp. 5.500%, 9/1/28§	322,000	307,510
8.625%, 1/31/31§	196,000	207,270
Weekley Homes LLC 4.875%, 9/15/28§	196,000	181,790

		1,184,044

Electrical Equipment (0.0%)†
EnerSys 6.625%, 1/15/32§	198,000	200,970

Ground Transportation (0.3%)
Burlington Northern Santa Fe LLC 5.500%, 3/15/55	250,000	252,506
NESCO Holdings II, Inc. 5.500%, 4/15/29§	383,000	353,838
Penske Truck Leasing Co. LP 5.250%, 7/1/29§	405,000	402,282
RXO, Inc. 7.500%, 11/15/27 (x)§	234,000	239,877
Ryder System, Inc. 3.350%, 9/1/25	160,000	155,984
5.375%, 3/15/29	235,000	235,996
Watco Cos. LLC 6.500%, 6/15/27§	468,000	466,104
XPO, Inc. 7.125%, 6/1/31§	272,000	277,753
7.125%, 2/1/32§	76,000	77,900

		2,462,240

Machinery (0.3%)
ATS Corp. 4.125%, 12/15/28§	224,000	204,120
Chart Industries, Inc. 7.500%, 1/1/30§	373,000	386,055
CNH Industrial Capital LLC 3.950%, 5/23/25(x)	400,000	394,103
Daimler Truck Finance North America LLC 5.375%, 6/25/34§	465,000	458,591
Hillenbrand, Inc. 6.250%, 2/15/29	290,000	290,725
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29§	242,000	250,180

		1,983,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Professional Services (0.1%)
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29§	$235,000	$217,375
Equifax, Inc. 5.100%, 6/1/28	305,000	303,715
Science Applications International Corp. 4.875%, 4/1/28§	161,000	153,176
VT Topco, Inc. 8.500%, 8/15/30§	223,000	231,920

		906,186

Trading Companies & Distributors (0.6%)
Air Lease Corp. 5.200%, 7/15/31	560,000	548,982
Aircastle Ltd. 2.850%, 1/26/28§	450,000	407,075
6.500%, 7/18/28§	190,000	193,785
5.950%, 2/15/29§	180,000	179,988
Aviation Capital Group LLC 5.375%, 7/15/29§	585,000	578,271
Beacon Roofing Supply, Inc. 6.500%, 8/1/30§	210,000	211,313
EquipmentShare.com, Inc. 9.000%, 5/15/28§	246,000	254,177
8.625%, 5/15/32§	106,000	109,710
GATX Corp. 5.400%, 3/15/27	200,000	200,277
Mitsubishi Corp. 5.000%, 7/2/29§	625,000	621,755
United Rentals North America, Inc. 6.000%, 12/15/29§	300,000	300,990
6.125%, 3/15/34§	252,000	250,347
WESCO Distribution, Inc. 7.250%, 6/15/28§	404,000	410,060
6.625%, 3/15/32§	216,000	217,620

		4,484,350

Total Industrials		19,282,498

Information Technology (1.9%)
Communications Equipment (0.1%)
CommScope Technologies LLC 6.000%, 6/15/25 (x)§	267,000	216,665
CommScope, Inc. 6.000%, 3/1/26§	406,000	355,250
8.250%, 3/1/27§	287,000	137,760
4.750%, 9/1/29§	436,000	300,840

		1,010,515

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc. 5.600%, 5/29/34	40,000	40,091
Arrow Electronics, Inc. 5.875%, 4/10/34	495,000	489,312
CDW LLC 3.276%, 12/1/28	490,000	445,072
Flex Ltd. 6.000%, 1/15/28	370,000	374,348
Likewize Corp. 9.750%, 10/15/25§	249,000	250,245
Zebra Technologies Corp. 6.500%, 6/1/32§	184,000	185,536

		1,784,604

IT Services (0.2%)
Ahead DB Holdings LLC 6.625%, 5/1/28 (x)§	315,000	296,361
DXC Technology Co. 2.375%, 9/15/28	790,000	686,799
Fortress Intermediate 3, Inc. 7.500%, 6/1/31§	151,000	154,330
ION Trading Technologies Sarl 5.750%, 5/15/28§	400,000	364,500
Unisys Corp. 6.875%, 11/1/27§	410,000	358,750

		1,860,740

Semiconductors & Semiconductor Equipment (0.2%)
Applied Materials, Inc. 4.800%, 6/15/29	205,000	204,823
Broadcom, Inc. 4.000%, 4/15/29§	375,000	357,200
Micron Technology, Inc. 6.750%, 11/1/29	415,000	440,937
Qorvo, Inc. 1.750%, 12/15/24	165,000	161,061

		1,164,021

Software (1.1%)
ACI Worldwide, Inc. 5.750%, 8/15/26 (x)§	373,000	369,270
Alteryx, Inc. 8.750%, 3/15/28§	296,000	301,920
AthenaHealth Group, Inc. 6.500%, 2/15/30§	470,000	431,681
Boxer Parent Co., Inc. 7.125%, 10/2/25§	300,000	300,000
Camelot Finance SA 4.500%, 11/1/26§	334,000	322,941
Capstone Borrower, Inc. 8.000%, 6/15/30 (x)§	188,000	194,401
Central Parent LLC 8.000%, 6/15/29§	185,000	187,198
Central Parent, Inc. 7.250%, 6/15/29§	218,000	216,910
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	428,000	395,613
Cloud Software Group, Inc. 6.500%, 3/31/29§	194,000	186,025
9.000%, 9/30/29§	523,000	505,087
Gen Digital, Inc. 5.000%, 4/15/25§	362,000	359,285
7.125%, 9/30/30 (x)§	267,000	273,341
Helios Software Holdings, Inc. 4.625%, 5/1/28§	334,000	298,095
McAfee Corp. 7.375%, 2/15/30§	422,000	389,823
NCR Voyix Corp. 5.000%, 10/1/28§	242,000	228,085
5.125%, 4/15/29§	391,000	367,732
Open Text Corp. 6.900%, 12/1/27§	198,000	204,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Open Text Holdings, Inc. 4.125%, 12/1/31§	$526,000	$460,250
Oracle Corp. 3.850%, 7/15/36	170,000	143,809
Rocket Software, Inc. 6.500%, 2/15/29§	286,000	249,535
SS&C Technologies, Inc. 5.500%, 9/30/27§	390,000	382,894
6.500%, 6/1/32§	379,000	381,369
UKG, Inc. 6.875%, 2/1/31§	124,000	125,085
ZoomInfo Technologies LLC 3.875%, 2/1/29 (x)§	683,000	616,612

		7,891,396

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC 5.400%, 4/15/34	386,000	382,503

Total Information Technology		14,093,779

Materials (2.1%)
Chemicals (0.9%)
Avient Corp. 7.125%, 8/1/30§	283,000	288,306
Axalta Coating Systems LLC 4.750%, 6/15/27§	300,000	291,726
HB Fuller Co. 4.250%, 10/15/28	177,000	165,937
Illuminate Buyer LLC 9.000%, 7/1/28§	702,000	708,515
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	200,000	190,000
9.625%, 3/15/29§	200,000	212,000
LSF11 A5 HoldCo LLC 6.625%, 10/15/29 (x)§	244,000	231,346
LYB International Finance III LLC 5.500%, 3/1/34 (x)	1,060,000	1,049,818
Minerals Technologies, Inc. 5.000%, 7/1/28§	609,000	575,146
NOVA Chemicals Corp. 8.500%, 11/15/28§	225,000	237,937
Nufarm Australia Ltd. 5.000%, 1/27/30§	398,000	363,175
Nutrien Ltd. 5.400%, 6/21/34	475,000	469,159
Olympus Water US Holding Corp. 6.250%, 10/1/29§	200,000	182,000
7.250%, 6/15/31§	398,000	396,289
Solvay Finance America LLC 5.850%, 6/4/34§	310,000	311,388
WR Grace Holdings LLC 5.625%, 8/15/29§	515,000	473,687

		6,146,429

Containers & Packaging (0.8%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	280,000	275,737
Amcor Group Finance plc 5.450%, 5/23/29	1,045,000	1,048,087
ARD Finance SA 6.500%, 6/30/27 PIK§	634,000	161,670
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	410,000	346,963
Ardagh Packaging Finance plc 4.125%, 8/15/26 (x)§	200,000	173,560
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30§	538,000	524,641
Graphic Packaging International LLC 6.375%, 7/15/32§	113,000	112,576
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	345,000	333,066
LABL, Inc. 6.750%, 7/15/26§	298,000	294,364
10.500%, 7/15/27§	522,000	508,700
5.875%, 11/1/28§	189,000	172,321
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/27§	302,000	307,406
9.250%, 4/15/27§	742,000	742,927
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	276,000	274,416
7.250%, 5/15/31§	211,000	210,209
Sealed Air Corp. 6.125%, 2/1/28§	150,000	149,250
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	450,000	441,000

		6,076,893

Metals & Mining (0.4%)
ArcelorMittal SA 6.350%, 6/17/54	750,000	729,339
Corp. Nacional del Cobre de Chile 6.440%, 1/26/36§	670,000	688,847
6.300%, 9/8/53§	930,000	919,482
Glencore Funding LLC 5.893%, 4/4/54§	480,000	464,728
Kaiser Aluminum Corp. 4.500%, 6/1/31§	233,000	205,623
Steel Dynamics, Inc. 5.375%, 8/15/34	70,000	68,953

		3,076,972

Total Materials		15,300,294

Real Estate (0.3%)
Diversified REITs (0.0%)†
VICI Properties LP (REIT) 4.625%, 6/15/25§	232,000	228,228

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	283,000	278,755
XHR LP (REIT) 6.375%, 8/15/25§	291,000	290,636

		569,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Office REITs (0.1%)
Hudson Pacific Properties LP (REIT) 5.950%, 2/15/28		$425,000	$360,506
Piedmont Operating Partnership LP (REIT) 3.150%, 8/15/30		65,000	51,677

			412,183

Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§		344,000	340,130
Greystar Real Estate Partners LLC 7.750%, 9/1/30§		230,000	242,402
Howard Hughes Corp. (The) 4.375%, 2/1/31 (x)§		232,000	199,230

			781,762

Retail REITs (0.0%)†
Agree LP (REIT) 5.625%, 6/15/34		195,000	193,389

Specialized REITs (0.0%)†
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§		354,000	338,070

Total Real Estate			2,523,023

Utilities (1.3%)
Electric Utilities (0.7%)
Alliant Energy Finance LLC 5.400%, 6/6/27 (x)§		310,000	310,485
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62 (k)		395,000	360,931
Appalachian Power Co. 5.650%, 4/1/34		175,000	174,009
Duke Energy Corp. 5.800%, 6/15/54		750,000	733,692
Edison International 4.700%, 8/15/25		755,000	747,103
Electricite de France SA 5.950%, 4/22/34§		755,000	755,596
Enel Finance International NV 5.500%, 6/26/34§		495,000	483,453
Entergy Corp. 0.900%, 9/15/25		145,000	137,322
Eversource Energy 5.950%, 2/1/29		285,000	291,000
Florida Power & Light Co. 5.600%, 6/15/54 (x)		375,000	380,654
New England Power Co. 2.807%, 10/6/50§		130,000	78,457
Public Service Electric & Gas Co. 2.700%, 5/1/50		40,000	25,003
Southern Co. (The) 5.500%, 3/15/29		355,000	360,358
Southwestern Public Service Co. Series 8 3.150%, 5/1/50		75,000	47,743
Vistra Operations Co. LLC 5.125%, 5/13/25§		630,000	625,898

			5,511,704

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp. 5.400%, 7/1/34		155,000	153,707
Southwest Gas Corp. 3.180%, 8/15/51		405,000	254,838

			408,545

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The) 3.300%, 7/15/25§		110,000	106,987

Multi-Utilities (0.4%)
Ameren Corp. 5.000%, 1/15/29		190,000	187,879
Ameren Illinois Co. 5.550%, 7/1/54		760,000	745,727
CenterPoint Energy, Inc. 5.400%, 6/1/29		370,000	370,750
DTE Energy Co. 4.220%, 11/1/24 (e)		775,000	770,444
NiSource, Inc. 5.200%, 7/1/29		445,000	442,030
Puget Sound Energy, Inc. 5.685%, 6/15/54		450,000	444,014

			2,960,844

Water Utilities (0.1%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§		418,000	418,510

Total Utilities			9,406,590

Total Corporate Bonds			197,165,802

Foreign Government Securities (7.6%)
Mex Bonos Desarr Fix Rt Series M 8.000%, 7/31/53	MXN	218,300,000	9,649,848
Notas do Tesouro Nacional 6.000%, 8/15/50 TIPS	BRL	49,408,197	8,428,371
Republic of Panama 3.870%, 7/23/60		$3,285,000	1,862,726
4.500%, 1/19/63		2,780,000	1,776,420
Republic of South Africa 8.750%, 2/28/48	ZAR	540,600,000	22,122,964
Titulos de Tesoreria Series B 7.250%, 10/26/50	COP	81,020,000,000	12,635,101

Total Foreign Government Securities			56,475,430

Mortgage-Backed Securities (25.0%)
FHLMC UMBS 4.000%, 6/1/38		$6,844	6,568
4.000%, 8/1/48		99,025	92,123
4.000%, 11/1/48		5,582	5,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 2/1/49		$44,944	$41,783
4.000%, 7/1/49		208,581	193,717
4.000%, 12/1/49		5,687	5,278
2.500%, 5/1/50		324,471	268,154
2.500%, 6/1/50		347,560	287,235
2.000%, 11/1/50		252,154	199,331
2.500%, 3/1/52		3,538,513	2,902,779
2.500%, 4/1/52		5,605,289	4,596,483
3.000%, 4/1/52		2,657,494	2,267,794
4.000%, 7/1/52		14,258,543	13,085,386
4.000%, 10/1/52		3,151,537	2,890,267
5.500%, 12/1/52		2,662,968	2,631,710
FNMA UMBS 4.000%, 10/1/48		236,439	219,885
3.500%, 8/1/49		1,925,991	1,728,561
3.000%, 7/1/50		1,602,600	1,383,618
3.000%, 8/1/50		741,210	638,772
2.500%, 9/1/50		187,106	154,630
3.500%, 1/1/51		2,472,392	2,217,406
2.000%, 2/1/52		19,334,895	15,181,792
2.000%, 3/1/52		1,093,464	858,590
3.000%, 3/1/52		2,610,171	2,229,858
3.000%, 4/1/52		5,679,734	4,849,754
2.500%, 5/1/52		2,747,680	2,251,667
3.000%, 5/1/52		5,637,748	4,815,008
4.000%, 6/1/52		1,545,075	1,421,330
3.000%, 7/1/52		2,689,143	2,294,802
3.500%, 8/1/52		3,055,598	2,713,727
5.000%, 10/1/52		983,401	953,988
5.000%, 11/1/52		15,383,304	14,918,380
5.500%, 12/1/52		6,637,879	6,559,964
5.500%, 1/1/53		10,461,145	10,338,352
GNMA 3.500%, 12/20/49		490,766	444,952
3.000%, 5/20/52		3,116,000	2,722,128
3.000%, 6/20/52		3,020,575	2,637,821
5.000%, 10/20/52		3,844,255	3,752,308
5.500%, 10/20/52		11,440,587	11,364,290
5.000%, 2/20/53		6,848,176	6,680,102
5.500%, 2/20/53		3,891,067	3,866,334
5.000%, 3/20/53		7,473,892	7,295,132
5.500%, 4/20/53		6,901,692	6,855,665
5.500%, 5/20/53		8,752,891	8,694,518
5.000%, 6/20/53		5,362,275	5,230,669
5.500%, 6/20/53		4,686,612	4,658,286
5.500%, 9/20/53		7,958,398	7,910,298
5.500%, 10/20/53		8,323,223	8,267,716

Total Mortgage-Backed Securities			185,584,102

U.S. Treasury Obligations (25.7%)
U.S. Treasury Bonds 1.750%, 8/15/41		15,095,000	10,019,359
2.000%, 11/15/41		5,505,000	3,798,096
3.250%, 5/15/42		1,800,000	1,503,076
3.375%, 8/15/42		3,370,000	2,858,216
3.875%, 2/15/43		270,000	245,049
3.875%, 5/15/43		1,575,000	1,427,190
4.375%, 8/15/43		1,095,000	1,061,486
4.750%, 11/15/43		1,105,000	1,124,434
4.500%, 2/15/44		1,400,000	1,379,500
4.625%, 5/15/44 (x)		1,205,000	1,207,911
2.375%, 5/15/51		7,255,000	4,809,903
2.875%, 5/15/52		103,960,000	76,692,654
4.750%, 11/15/53		2,315,000	2,407,925
4.250%, 2/15/54		2,965,000	2,841,066
4.625%, 5/15/54		900,000	917,959
U.S. Treasury Notes 4.875%, 5/31/26		450,000	450,932
3.875%, 12/31/27		2,120,000	2,080,262
4.000%, 6/30/28		605,000	596,110
4.125%, 7/31/28		2,075,000	2,054,106
4.375%, 8/31/28		2,570,000	2,568,132
4.875%, 10/31/28		2,070,000	2,110,062
4.375%, 11/30/28		1,360,000	1,360,581
3.750%, 12/31/28		1,530,000	1,491,865
4.000%, 1/31/29		7,695,000	7,581,950
4.250%, 2/28/29		6,860,000	6,833,697
4.125%, 3/31/29		6,855,000	6,790,035
4.625%, 4/30/29		670,000	678,134
3.875%, 8/15/33		39,700,000	38,275,227
4.000%, 2/15/34		4,635,000	4,510,078
4.375%, 5/15/34		1,660,000	1,664,147

Total U.S. Treasury Obligations			191,339,142

Total Long-Term Debt Securities (92.5%) (Cost $725,286,733)			688,067,682

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (1.9%)
Arab Republic of Egypt 25.72%, 12/17/24 (p)	EGP	428,800,000	7,972,751
25.64%, 2/4/25 (p)		365,000,000	6,586,062

Total Foreign Government Treasury Bills			14,558,813

	Number of Shares		Value (Note 1)
Investment Companies (0.7%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)		1,200,000	1,200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)		3,732,932	3,732,932

Total Investment Companies			4,932,932

Total Short-Term Investments (2.6%) (Cost $19,650,558)			19,491,745

Total Investments in Securities (95.1%) (Cost $744,937,291)			707,559,427
Other Assets Less Liabilities (4.9%)			36,278,001

Net Assets (100%)			$743,837,428

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $147,939,466 or 19.9% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $5,240,424. This was collateralized by $433,657 of various U.S. Government Treasury Securities, ranging from 1.250% – 4.250%, maturing 10/31/27 – 8/15/47 and by cash of $4,934,796 of which $4,932,932 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
TIPS	— Treasury Inflation Protected Security
TRY	— Turkish Lira
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Belgium	0.0	#
Bermuda	0.1
Brazil	1.1
Canada	2.4
Chile	0.2
Colombia	1.7
Denmark	0.2
Egypt	2.0
France	0.2
Germany	0.4
Ireland	0.3
Italy	0.1
Japan	0.7
Luxembourg	0.2
Mexico	2.4
Netherlands	0.2
New Zealand	0.1
Norway	0.0	#
Panama	0.5
South Africa	3.0
South Korea	0.0	#
Spain	0.0	#
Sweden	0.1
Switzerland	0.1
United Arab Emirates	0.0	#
United Kingdom	0.6
United States	78.3
Cash and Other	4.9

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	651	9/2024	GBP	80,293,193	1,444,100
U.S. Treasury 5 Year Note	1,928	9/2024	USD	205,482,625	2,087,348
U.S. Treasury 10 Year Note	2	9/2024	USD	219,969	1,924
U.S. Treasury 10 Year Ultra Note	472	9/2024	USD	53,586,750	811,683
U.S. Treasury Ultra Bond	37	9/2024	USD	4,637,719	(58,105)

					4,286,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro-Bund	(315)	9/2024	EUR	(44,401,909)	(176,283)
Japan 10 Year Bond	(63)	9/2024	JPY	(55,939,959)	(20,907)

					(197,190)

					4,089,760

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NZD	60,450,000	USD	36,158,470	Barclays Bank plc	7/16/2024	661,652
CLP	7,050,000,000	USD	7,428,195	HSBC Bank plc**	7/17/2024	62,416
USD	14,628,876	BRL	75,820,000	HSBC Bank plc**	7/19/2024	1,092,777
NOK	192,600,000	USD	17,803,002	JPMorgan Chase Bank	7/25/2024	246,820
USD	7,280,980	NOK	77,000,000	Goldman Sachs Bank USA	7/25/2024	64,799
USD	9,557,814	MXN	167,000,000	Citibank NA	7/29/2024	468,384
USD	14,427,257	COP	57,290,000,000	JPMorgan Chase Bank**	7/30/2024	697,365
USD	3,594,835	HUF	1,300,000,000	Goldman Sachs Bank USA	7/31/2024	73,959
TRY	255,900,000	USD	7,338,805	Citibank NA	8/22/2024	56,090
AUD	44,000,000	USD	29,268,360	Morgan Stanley	9/6/2024	136,655
USD	20,746,759	GBP	16,220,000	Citibank NA	9/10/2024	232,178
CHF	9,640,000	USD	10,797,491	Goldman Sachs Bank USA	9/12/2024	28,247
USD	14,403,440	CHF	12,770,000	Goldman Sachs Bank USA	9/12/2024	62,706
USD	9,304,398	JPY	1,467,000,000	JPMorgan Chase Bank	9/13/2024	81,615

Total unrealized appreciation						3,965,663

USD	36,455,037	NZD	60,450,000	Barclays Bank plc	7/16/2024	(365,084)
BRL	75,820,000	USD	14,182,858	HSBC Bank plc**	7/19/2024	(646,759)
MXN	249,500,000	USD	14,112,696	Citibank NA	7/29/2024	(532,978)
USD	3,340,419	MXN	61,600,000	Citibank NA	7/29/2024	(12,329)
HUF	6,560,000,000	USD	18,100,546	Morgan Stanley	7/31/2024	(333,665)
USD	14,239,885	HUF	5,260,000,000	Morgan Stanley	7/31/2024	(6,120)
EUR	23,820,000	USD	26,007,272	Barclays Bank plc	8/7/2024	(452,161)
EUR	6,730,000	USD	7,257,834	Goldman Sachs Bank USA	8/7/2024	(37,603)
EUR	13,370,000	USD	14,547,041	HSBC Bank plc	8/7/2024	(203,136)
USD	39,896,949	EUR	37,190,000	JPMorgan Chase Bank	8/7/2024	(2,068)
CLP	5,050,000,000	USD	5,461,467	HSBC Bank plc**	8/14/2024	(96,781)
USD	20,294,819	ZAR	380,400,000	HSBC Bank plc	8/15/2024	(541,732)
CHF	9,640,000	USD	10,960,150	Goldman Sachs Bank USA	9/12/2024	(134,412)
JPY	1,467,000,000	USD	9,481,338	JPMorgan Chase Bank	9/13/2024	(258,555)
CLP	5,170,000,000	USD	5,591,166	HSBC Bank plc**	9/17/2024	(100,160)

Total unrealized depreciation						(3,723,543)

Net unrealized appreciation						242,120

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$35,971,868	$—		$35,971,868
Collateralized Mortgage Obligation	—	270,065	—		270,065
Commercial Mortgage-Backed Securities	—	21,261,273	—		21,261,273
Corporate Bonds
Communication Services	—	10,592,548	—		10,592,548
Consumer Discretionary	—	21,056,029	—	(a)	21,056,029
Consumer Staples	—	5,667,433	—		5,667,433
Energy	—	20,294,563	—		20,294,563
Financials	—	68,284,397	—		68,284,397
Health Care	—	10,664,648	—		10,664,648
Industrials	—	19,282,498	—		19,282,498
Information Technology	—	14,093,779	—		14,093,779
Materials	—	15,300,294	—		15,300,294
Real Estate	—	2,523,023	—		2,523,023
Utilities	—	9,406,590	—		9,406,590
Foreign Government Securities	—	56,475,430	—		56,475,430
Forward Currency Contracts	—	3,965,663	—		3,965,663
Futures	4,345,055	—	—		4,345,055
Mortgage-Backed Securities	—	185,584,102	—		185,584,102
Short-Term Investments
Foreign Government Treasury Bills	—	14,558,813	—		14,558,813
Investment Companies	4,932,932	—	—		4,932,932
U.S. Treasury Obligations	—	191,339,142	—		191,339,142

Total Assets	$9,277,987	$706,592,158	$—		$715,870,145

Liabilities:
Forward Currency Contracts	$—	$(3,723,543)	$—		$(3,723,543)
Futures	(255,295)	—	—		(255,295)

Total Liabilities	$(255,295)	$(3,723,543)	$—		$(3,978,838)

Total	$9,022,692	$702,868,615	$—		$711,891,307

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$4,345,055	*
Foreign exchange contracts	Receivables	3,965,663

Total		$8,310,718

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(255,295	)*
Foreign exchange contracts	Payables	(3,723,543)

Total		$(3,978,838)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(5,775,057)	$—	—	$(5,775,057)
Foreign exchange contracts	—	1,303,808	—	1,303,808
Credit contracts	—	—	(1,200)	(1,200)

Total	$(5,775,057)	$1,303,808	(1,200)	$(4,472,449)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(835,776)	$—	$(835,776)
Foreign exchange contracts	—	(3,214,883)	(3,214,883)

Total	$(835,776)	$(3,214,883)	$(4,050,659)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$313,690,000
Average notional value of contracts – short	135,481,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$236,390,000
Average settlement value sold – in USD	222,315,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$661,652	$(661,652)	$—	$—
Citibank NA	756,652	(545,307)	—	211,345
Goldman Sachs Bank USA	229,711	(172,015)	—	57,696
HSBC Bank plc	1,155,193	(1,155,193)	—	—
JPMorgan Chase Bank	1,025,800	(260,623)	(720,000)	45,177
Morgan Stanley	136,655	(136,655)	—	—

Total	$3,965,663	$(2,931,445)	$(720,000)	$314,218

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$817,245	$(661,652)	$—	$155,593
Citibank NA	545,307	(545,307)	—	—
Goldman Sachs Bank USA	172,015	(172,015)	—	—
HSBC Bank plc	1,588,568	(1,155,193)	—	433,375
JPMorgan Chase Bank	260,623	(260,623)	—	—
Morgan Stanley	339,785	(136,655)	—	203,130

Total	$3,723,543	$(2,931,445)	$—	$792,098

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$242,304,139
Long-term U.S. government debt securities	146,385,384

$388,689,523

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$228,128,328
Long-term U.S. government debt securities	187,781,521

$415,909,849

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,732,670
Aggregate gross unrealized depreciation	(55,986,499)

Net unrealized depreciation	$(43,253,829)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$755,145,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $744,937,291)	$707,559,427
Cash	16,510,346
Foreign cash (Cost $140)	135
Cash held as collateral at broker for futures	360,000
Due from broker for futures variation margin	15,426,025
Receivable for securities sold	13,547,113
Dividends, interest and other receivables	8,412,941
Unrealized appreciation on forward foreign currency contracts	3,965,663
Receivable for Portfolio shares sold	296,926
Due from Custodian	61,675
Securities lending income receivable	6,664
Variation Margin on Centrally Cleared Swaps	804
Other assets	8,498

Total assets	766,156,217

LIABILITIES
Payable for securities purchased	11,715,464
Payable for return of collateral on securities loaned	4,932,932
Unrealized depreciation on forward foreign currency contracts	3,723,543
Payable for return of cash collateral on forward foreign currency contracts	1,040,000
Investment management fees payable	297,827
Payable for Portfolio shares repurchased	293,927
Administrative fees payable	77,282
Distribution fees payable – Class IB	37,453
Distribution fees payable – Class IA	27,720
Accrued expenses	172,641

Total liabilities	22,318,789

Commitments and contingent liabilities^
NET ASSETS	$743,837,428

Net assets were comprised of:
Paid in capital	$865,861,268
Total distributable earnings (loss)	(122,023,840)

Net assets	$743,837,428

Class IA
Net asset value, offering and redemption price per share, $134,835,901 / 39,129,922 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.45

Class IB
Net asset value, offering and redemption price per share, $182,601,058 / 53,193,761 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.43

Class K
Net asset value, offering and redemption price per share, $426,400,469 / 123,096,283 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.46

(x)	Includes value of securities on loan of $5,240,424.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest (net of $38,730 foreign withholding tax)	$20,837,334
Securities lending (net)	15,721

Total income	20,853,055

EXPENSES
Investment management fees	2,233,938
Administrative fees	471,551
Distribution fees – Class IB	227,257
Distribution fees – Class IA	168,560
Custodian fees	115,770
Professional fees	50,717
Printing and mailing expenses	37,756
Trustees’ fees	12,460
Miscellaneous	24,175

Gross expenses	3,342,184
Less: Waiver from investment manager	(414,496)

Net expenses	2,927,688

NET INVESTMENT INCOME (LOSS)	17,925,367

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,048,592)
Futures contracts	(5,775,057)
Forward foreign currency contracts	1,303,808
Foreign currency transactions	(131,039)
Swaps	(1,200)

Net realized gain (loss)	(6,652,080)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(19,005,475)
Futures contracts	(835,776)
Forward foreign currency contracts	(3,214,883)
Foreign currency translations	58,294

Net change in unrealized appreciation (depreciation)	(22,997,840)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,649,920)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,724,553)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,925,367	$32,308,381
Net realized gain (loss)	(6,652,080)	(49,929,428)
Net change in unrealized appreciation (depreciation)	(22,997,840)	51,252,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,724,553)	33,631,795

Distributions to shareholders:
Class IA	—	(3,233,368)
Class IB	—	(4,309,073)
Class K	—	(10,979,515)

Total distributions to shareholders	—	(18,521,956)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,501,674 and 2,795,611 shares, respectively ]	5,149,470	9,590,305
Capital shares issued in reinvestment of dividends [ 0 and 947,063 shares, respectively ]	—	3,233,368
Capital shares repurchased [ (2,354,110) and (3,874,734) shares, respectively ]	(8,063,495)	(13,280,373)

Total Class IA transactions	(2,914,025)	(456,700)

Class IB
Capital shares sold [ 4,090,239 and 6,165,499 shares, respectively ]	13,978,401	21,118,128
Capital shares issued in reinvestment of dividends [ 0 and 1,266,740 shares, respectively ]	—	4,309,073
Capital shares repurchased [ (4,619,522) and (7,131,616) shares, respectively ]	(15,762,317)	(24,444,742)

Total Class IB transactions	(1,783,916)	982,459

Class K
Capital shares sold [ 7,170,612 and 11,259,002 shares, respectively ]	24,824,406	39,410,769
Capital shares issued in reinvestment of dividends [ 0 and 3,197,571 shares, respectively ]	—	10,979,515
Capital shares repurchased [ (7,866,398) and (15,338,578) shares, respectively ]	(27,067,389)	(52,869,955)

Total Class K transactions	(2,242,983)	(2,479,671)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,940,924)	(1,953,912)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,665,477)	13,155,927
NET ASSETS:
Beginning of period	762,502,905	749,346,978

End of period	$743,837,428	$762,502,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IA			2023		2022		2021		2020		2019
Net asset value, beginning of period	$3.50		$3.43		$4.04		$4.21		$3.88		$3.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14		0.10		0.07		0.06		0.08
Net realized and unrealized gain (loss)	(0.13)		0.01		(0.62)		(0.14)		0.52		0.17

Total from investment operations	(0.05)		0.15		(0.52)		(0.07)		0.58		0.25

Less distributions:
Dividends from net investment income	—		(0.08)		(0.09)		(0.06)		(0.09)		(0.08)
Distributions from net realized gains	—		—		—	#	(0.04)		(0.16)		—

Total dividends and distributions	—		(0.08)		(0.09)		(0.10)		(0.25)		(0.08)

Net asset value, end of period	$3.45		$3.50		$3.43		$4.04		$4.21		$3.88

Total return (b)	(1.43)%		4.50%		(12.86)%		(1.76)%		14.86%		6.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,836		$139,982		$137,580		$157,063		$124,147		$115,255
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93	%(j)	0.93	%(j)	0.95	%(k)	1.01	%(m)(o)	0.82	%(n)	0.55	%(jj)
Before waivers (a)(f)	1.04%		1.09%		1.04%		1.10%		1.07%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.67%		4.18%		2.65%		1.65%		1.50	%(x)	2.04	%(x)
Before waivers (a)(f)	4.56%		4.02%		2.56%		1.56%		1.25	%(x)	1.98	%(x)
Portfolio turnover rate^	55	%(z)	145%		187%		200%		237	%(h)	5%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$3.49		$3.42		$4.03		$4.19		$3.87		$3.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14		0.10		0.07		0.06		0.08
Net realized and unrealized gain (loss)	(0.14)		0.01		(0.62)		(0.13)		0.51		0.18

Total from investment operations	(0.06)		0.15		(0.52)		(0.06)		0.57		0.26

Less distributions:
Dividends from net investment income	—		(0.08)		(0.09)		(0.06)		(0.09)		(0.08)
Distributions from net realized gains	—		—		—	#	(0.04)		(0.16)		—

Total dividends and distributions	—		(0.08)		(0.09)		(0.10)		(0.25)		(0.08)

Net asset value, end of period	$3.43		$3.49		$3.42		$4.03		$4.19		$3.87

Total return (b)	(1.72)%		4.51%		(12.89)%		(1.53)%		14.64%		7.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$182,601		$187,375		$182,542		$100,338		$56,600		$48,006
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93	%(j)	0.93	%(j)	0.94	%(k)	1.00	%(m)(o)	0.83	%(n)	0.55	%(jj)
Before waivers (a)(f)	1.04%		1.09%		1.04%		1.09%		1.08%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.67%		4.18%		2.81%		1.61%		1.53	%(x)	2.10	%(x)
Before waivers (a)(f)	4.56%		4.02%		2.72%		1.52%		1.28	%(x)	2.03	%(x)
Portfolio turnover rate^	55	%(z)	145%		187%		200%		237	%(h)	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$3.52		$3.44		$4.06		$4.22		$3.89		$3.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.15		0.11		0.07		0.07		0.09
Net realized and unrealized gain (loss)	(0.14)		0.02		(0.63)		(0.12)		0.52		0.17

Total from investment operations	(0.06)		0.17		(0.52)		(0.05)		0.59		0.26

Less distributions:
Dividends from net investment income	—		(0.09)		(0.10)		(0.07)		(0.10)		(0.09)
Distributions from net realized gains	—		—		—	#	(0.04)		(0.16)		—

Total dividends and distributions	—		(0.09)		(0.10)		(0.11)		(0.26)		(0.09)

Net asset value, end of period	$3.46		$3.52		$3.44		$4.06		$4.22		$3.89

Total return (b)	(1.70)%		5.03%		(12.83)%		(1.29)%		15.08%		7.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$426,400		$435,145		$429,225		$513,183		$15,840		$13,436
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68	%(j)	0.68	%(j)	0.70	%(k)	0.73	%(m)(o)	0.58	%(n)	0.30	%(jj)
Before waivers (a)(f)	0.79%		0.84%		0.79%		0.81%		0.83%		0.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.92%		4.43%		2.90%		1.75%		1.78	%(x)	2.22	%(x)
Before waivers (a)(f)	4.81%		4.27%		2.81%		1.67%		1.53	%(x)	2.16	%(x)
Portfolio turnover rate^	55	%(z)	145%		187%		200%		237	%(h)	5%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IA, 0.93% for Class IB and 0.68% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IA, 0.95% for Class IB and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IA, 1.00% for Class IB and 0.73% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IA, 1.00% for Class IB and 0.75% for Class K.
(o)	Includes extraordinary expenses of 0.06%, 0.05% and 0.03% for Class IA, Class IB and Class K respectively.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (5.3%)
Ambev SA*	286,591	$585,476
B3 SA – Brasil Bolsa Balcao	52,265	95,646
Banco Bradesco SA	15,196	30,446
Banco Bradesco SA (Preference) (q)*	48,381	107,319
Banco Bradesco SA (ADR)	152,598	341,820
Banco BTG Pactual SA	11,079	61,062
Banco do Brasil SA	15,588	74,258
BB Seguridade Participacoes SA	7,812	46,089
BRF SA*	5,274	21,360
Caixa Seguridade Participacoes S/A	7,616	19,496
CCR SA	9,110	18,920
Centrais Eletricas Brasileiras SA	10,350	66,431
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	34,740
Cia Energetica de Minas Gerais (Preference) (q)	13,635	24,074
Cia Paranaense de Energia – Copel (Preference) (q)	8,908	14,852
Cia Siderurgica Nacional SA	5,126	11,811
Cosan SA	9,832	23,814
CPFL Energia SA	3,362	19,721
Energisa SA	2,213	18,104
Engie Brasil Energia SA	2,486	19,768
Equatorial Energia SA	9,398	51,528
Gerdau SA (Preference) (q)	12,862	42,428
Hapvida Participacoes e Investimentos SA (m)*	39,784	27,115
Hypera SA*	3,296	17,010
Itau Unibanco Holding SA (Preference) (q)	44,136	255,337
Itau Unibanco Holding SA (ADR)	75,957	443,589
Itausa SA (Preference) (q)	54,129	94,700
Klabin SA	8,800	33,735
Localiza Rent a Car SA*	8,299	62,219
Lojas Renner SA	9,515	21,327
Natura & Co. Holding SA	6,494	18,064
Petroleo Brasileiro SA	34,166	246,431
Petroleo Brasileiro SA (Preference) (q)	41,223	280,592
Petroleo Brasileiro SA (ADR)	28,227	409,009
PRIO SA	6,935	54,400
Raia Drogasil SA	11,123	51,217
Rede D’Or Sao Luiz SA (m)*	4,997	24,386
Rumo SA	12,965	47,893
Sendas Distribuidora SA*	10,605	19,578
Suzano SA	7,853	80,158
Telefonica Brasil SA	4,815	39,286
TIM SA	6,959	19,831
TOTVS SA*	3,956	21,549
Ultrapar Participacoes SA	6,680	25,859
Vale SA	29,613	330,187
Vibra Energia SA	10,611	39,710
WEG SA	14,388	108,461
XP, Inc., Class A	38,850	683,371

		5,184,177

Chile (0.7%)
Banco de Chile	462,284	51,585
Banco de Credito e Inversiones SA	655	18,431
Banco Santander Chile	707,561	33,233
Cencosud SA	11,427	21,554
Cia Sud Americana de Vapores SA	170,169	10,806
Empresas CMPC SA	15,051	28,309
Empresas Copec SA	4,090	31,510
Enel Americas SA	173,391	16,141
Falabella SA*	6,082	18,749
Latam Airlines Group SA	1,771,009	24,164
Sociedad Quimica y Minera de Chile SA (Preference), Class B (q)	1,224	49,461
Sociedad Quimica y Minera de Chile SA (ADR)	10,352	421,844

		725,787

China (24.8%)
360 Security Technology, Inc., Class A	6,600	6,976
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	7,005
AAC Technologies Holdings, Inc.	8,075	31,746
Advanced Micro-Fabrication Equipment, Inc. China, Class A	803	15,611
Agricultural Bank of China Ltd., Class H	242,452	103,699
Agricultural Bank of China Ltd., Class A	31,100	18,662
Aier Eye Hospital Group Co. Ltd., Class A	6,500	9,232
Air China Ltd., Class A*	9,800	9,954
Airtac International Group	1,516	46,170
Akeso, Inc. (m)*	3,970	19,192
Alibaba Group Holding Ltd.	138,955	1,254,484
Alibaba Health Information Technology Ltd.*	40,386	16,187
Aluminum Corp. of China Ltd., Class A	13,700	14,386
Aluminum Corp. of China Ltd., Class H	27,304	18,636
Anhui Conch Cement Co. Ltd., Class H	10,537	25,098
Anhui Gujing Distillery Co. Ltd., Class A	300	8,715
ANTA Sports Products Ltd.	10,667	102,448
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	2,536
Autohome, Inc. (ADR)	529	14,521
Avary Holding Shenzhen Co. Ltd., Class A	2,200	12,038
AviChina Industry & Technology Co. Ltd., Class H	20,991	9,435
Baidu, Inc., Class A*	20,542	224,253
Baidu, Inc. (ADR) (x)*	3,882	335,715
Bank of Beijing Co. Ltd., Class A	20,300	16,316
Bank of Chengdu Co. Ltd., Class A	6,200	12,961
Bank of China Ltd., Class H	723,556	356,726
Bank of China Ltd., Class A	29,700	18,884
Bank of Communications Co. Ltd., Class A	19,500	20,047
Bank of Communications Co. Ltd., Class H	71,634	56,232
Bank of Hangzhou Co. Ltd., Class A	5,900	10,597
Bank of Jiangsu Co. Ltd., Class A	14,100	14,418
Bank of Nanjing Co. Ltd., Class A	9,600	13,727
Bank of Ningbo Co. Ltd., Class A	6,500	19,734
Bank of Shanghai Co. Ltd., Class A	12,700	12,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Baoshan Iron & Steel Co. Ltd., Class A	12,500	$11,440
BeiGene Ltd.*	5,902	65,149
Beijing Enterprises Holdings Ltd.	4,062	13,628
Beijing Enterprises Water Group Ltd.	36,959	11,359
Beijing Kingsoft Office Software, Inc., Class A	346	10,833
Beijing Tongrentang Co. Ltd., Class A	2,200	11,569
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,869	16,946
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	16,629
Bilibili, Inc., Class Z*	1,500	24,376
Bloomage Biotechnology Corp. Ltd., Class A*	643	5,006
BOC Aviation Ltd. (m)	89,000	638,234
BOE Technology Group Co. Ltd., Class A	55,900	31,466
Bosideng International Holdings Ltd.	26,968	16,818
Brilliance China Automotive Holdings Ltd.	26,245	27,593
BYD Co. Ltd., Class A	801	27,587
BYD Co. Ltd., Class H	27,001	802,176
BYD Electronic International Co. Ltd.	6,850	34,210
C&D International Investment Group Ltd.	5,493	10,214
CGN Power Co. Ltd., Class H (m)	115,031	50,673
CGN Power Co. Ltd., Class A	39,400	25,106
Changchun High-Tech Industry Group Co. Ltd., Class A	900	11,367
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	13,659
China CITIC Bank Corp. Ltd., Class H*	77,354	49,628
China Coal Energy Co. Ltd., Class H*	24,399	28,495
China Construction Bank Corp., Class H	857,962	633,936
China CSSC Holdings Ltd., Class A	3,800	21,291
China Eastern Airlines Corp. Ltd., Class A*	18,500	10,210
China Energy Engineering Corp. Ltd., Class A*	32,000	9,337
China Everbright Bank Co. Ltd., Class A	27,100	11,823
China Everbright Bank Co. Ltd., Class H*	38,342	11,931
China Feihe Ltd. (m)	25,661	11,863
China Galaxy Securities Co. Ltd., Class A	10,500	15,693
China Galaxy Securities Co. Ltd., Class H	25,162	13,179
China Gas Holdings Ltd.	20,606	18,471
China Hongqiao Group Ltd.	24,646	37,305
China International Capital Corp. Ltd., Class A	1,900	7,743
China International Capital Corp. Ltd., Class H (m)	12,618	14,041
China Jushi Co. Ltd., Class A	7,600	11,558
China Life Insurance Co. Ltd., Class A	3,100	13,247
China Life Insurance Co. Ltd., Class H	65,859	93,108
China Literature Ltd. (m)*	2,830	9,114
China Longyuan Power Group Corp. Ltd., Class H	27,731	24,929
China Mengniu Dairy Co. Ltd.	27,275	48,898
China Merchants Bank Co. Ltd., Class A	10,000	47,054
China Merchants Bank Co. Ltd., Class H	33,441	151,809
China Merchants Energy Shipping Co. Ltd., Class A*	13,300	15,467
China Merchants Port Holdings Co. Ltd.	10,365	15,423
China Merchants Securities Co. Ltd., Class A	5,400	10,338
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	7,000	8,468
China Minsheng Banking Corp. Ltd., Class A*	23,300	12,153
China Minsheng Banking Corp. Ltd., Class H	40,320	13,941
China National Building Material Co. Ltd., Class H	28,033	10,051
China National Nuclear Power Co. Ltd., Class A	12,300	18,045
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	9,942
China Oilfield Services Ltd., Class H	14,287	13,722
China Overseas Land & Investment Ltd.	30,956	53,674
China Pacific Insurance Group Co. Ltd., Class A*	3,300	12,653
China Pacific Insurance Group Co. Ltd., Class H	21,306	52,003
China Petroleum & Chemical Corp., Class H	222,383	144,097
China Petroleum & Chemical Corp., Class A	21,700	18,875
China Power International Development Ltd.	42,899	22,249
China Railway Group Ltd., Class H	27,671	15,272
China Railway Group Ltd., Class A	15,300	13,729
China Resources Beer Holdings Co. Ltd.	13,811	46,425
China Resources Gas Group Ltd.	6,220	21,785
China Resources Land Ltd.	27,662	94,048
China Resources Microelectronics Ltd., Class A	1,732	8,925
China Resources Mixc Lifestyle Services Ltd. (m)	5,604	18,551
China Resources Pharmaceutical Group Ltd. (m)	1,242	921
China Resources Power Holdings Co. Ltd.	16,587	50,872
China Ruyi Holdings Ltd.*	48,798	13,123
China Shenhua Energy Co. Ltd., Class A	3,400	20,762
China Shenhua Energy Co. Ltd., Class H	30,762	141,617
China Southern Airlines Co. Ltd., Class A*	12,300	9,971
China State Construction Engineering Corp. Ltd., Class A	18,400	13,447
China State Construction International Holdings Ltd.	13,950	19,043
China Taiping Insurance Holdings Co. Ltd.	11,196	11,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
China Tourism Group Duty Free Corp. Ltd., Class H (m)	602	$3,689
China Tower Corp. Ltd., Class H (m)	362,798	46,923
China United Network Communications Ltd., Class A	23,100	14,942
China Vanke Co. Ltd., Class A	13,400	12,780
China Vanke Co. Ltd., Class H	14,016	8,346
China Yangtze Power Co. Ltd., Class A	12,200	48,558
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	4,573
Chongqing Brewery Co. Ltd., Class A	800	6,683
Chongqing Changan Automobile Co. Ltd., Class A	8,450	15,618
Chongqing Zhifei Biological Products Co. Ltd., Class A*	1,834	7,075
Chow Tai Fook Jewellery Group Ltd.	17,069	18,470
CITIC Ltd.	47,016	42,747
CITIC Securities Co. Ltd., Class A	5,200	13,046
CITIC Securities Co. Ltd., Class H	17,607	25,929
CMOC Group Ltd., Class A	16,500	19,302
CMOC Group Ltd., Class H	27,294	24,956
CNGR Advanced Material Co. Ltd., Class A	560	2,388
CNPC Capital Co. Ltd., Class A	19,400	14,738
Contemporary Amperex Technology Co. Ltd., Class A	2,059	51,016
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	12,890
COSCO SHIPPING Holdings Co. Ltd., Class A	9,000	19,187
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	39,435
Country Garden Holdings Co. Ltd.*	88,275	8,898
CRRC Corp. Ltd., Class A	15,200	15,710
CRRC Corp. Ltd., Class H	32,579	21,027
CSC Financial Co. Ltd., Class A	3,400	9,003
CSPC Pharmaceutical Group Ltd.	76,349	60,813
Daqin Railway Co. Ltd., Class A	12,800	12,613
Dongfang Electric Corp. Ltd., Class A	4,300	10,919
East Money Information Co. Ltd., Class A	18,148	26,375
ENN Energy Holdings Ltd.	6,393	52,681
ENN Natural Gas Co. Ltd., Class A	5,100	14,599
Eve Energy Co. Ltd., Class A	2,400	13,186
Everbright Securities Co. Ltd., Class A	6,500	13,079
Far East Horizon Ltd.	16,103	10,475
Flat Glass Group Co. Ltd., Class A	1,700	4,703
Flat Glass Group Co. Ltd., Class H (x)	3,225	4,749
Focus Media Information Technology Co. Ltd., Class A	11,600	9,675
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,200	19,925
Fosun International Ltd.	17,382	9,349
Foxconn Industrial Internet Co. Ltd., Class A	8,000	30,168
Fuyao Glass Industry Group Co. Ltd., Class H (m)	4,201	24,397
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	11,866
Ganfeng Lithium Group Co. Ltd., Class A	3,080	12,144
Ganfeng Lithium Group Co. Ltd., Class H (m)(x)	3,218	6,272
GCL Technology Holdings Ltd.*	173,521	25,776
GD Power Development Co. Ltd., Class A	22,100	18,219
Geely Automobile Holdings Ltd.	48,576	54,678
Genscript Biotech Corp.*	8,779	9,353
GF Securities Co. Ltd., Class H	8,192	6,787
GF Securities Co. Ltd., Class A	8,300	13,902
GigaDevice Semiconductor, Inc., Class A*	1,600	21,056
Ginlong Technologies Co. Ltd., Class A	400	2,292
GoerTek, Inc., Class A	5,500	14,768
Goneo Group Co. Ltd., Class A	1,740	18,468
Gotion High-tech Co. Ltd., Class A	2,900	7,643
Great Wall Motor Co. Ltd., Class A	6,100	21,240
Great Wall Motor Co. Ltd., Class H	20,829	32,114
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	12,415
Guangdong Haid Group Co. Ltd., Class A	1,300	8,418
Guangdong Investment Ltd.	27,094	15,856
Guanghui Energy Co. Ltd., Class A	8,100	7,469
Guangzhou Automobile Group Co. Ltd., Class H	20,379	7,203
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	3,867
Guosen Securities Co. Ltd., Class A	8,100	9,687
Guotai Junan Securities Co. Ltd., Class A	5,300	9,884
H World Group Ltd. (ADR)	1,648	54,911
Haidilao International Holding Ltd. (m)	14,435	25,953
Haier Smart Home Co. Ltd., Class A	3,200	12,499
Haier Smart Home Co. Ltd., Class H	19,657	65,699
Haitian International Holdings Ltd.	5,159	14,666
Haitong Securities Co. Ltd., Class A	7,600	8,953
Haitong Securities Co. Ltd., Class H	18,883	8,778
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,884
Hangzhou Silan Microelectronics Co. Ltd., Class A*	1,500	3,615
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	6,689
Hansoh Pharmaceutical Group Co. Ltd. (m)	8,200	17,137
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	9,814
Hengan International Group Co. Ltd.	6,606	20,133
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,000	14,272
Horizon Construction Development Ltd.*	2,982	573
Hoshine Silicon Industry Co. Ltd., Class A*	700	4,500
Hua Hong Semiconductor Ltd. (m)	3,601	10,168
Huadian Power International Corp. Ltd., Class A	13,900	13,276
Huadong Medicine Co. Ltd., Class A	2,300	8,803
Huaneng Power International, Inc., Class H*	26,775	19,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Huaneng Power International, Inc., Class A*	10,000	$13,240
Huatai Securities Co. Ltd., Class H (m)	10,711	11,837
Huatai Securities Co. Ltd., Class A	5,300	9,038
Huaxia Bank Co. Ltd., Class A	22,700	19,994
Huayu Automotive Systems Co. Ltd., Class A	3,900	8,792
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	8,390
Hundsun Technologies, Inc., Class A	2,800	6,805
Hygeia Healthcare Holdings Co. Ltd. (m)*	2,409	8,684
Hygon Information Technology Co. Ltd., Class A	1,749	16,927
Iflytek Co. Ltd., Class A	1,900	11,231
Imeik Technology Development Co. Ltd., Class A	420	9,948
Industrial & Commercial Bank of China Ltd., Class H	1,012,895	601,844
Industrial & Commercial Bank of China Ltd., Class A	26,100	20,475
Industrial Bank Co. Ltd., Class A*	8,600	20,855
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	6,917
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,300	29,517
Innovent Biologics, Inc. (m)*	9,939	46,837
iQIYI, Inc. (ADR)*	2,971	10,904
JA Solar Technology Co. Ltd., Class A	7,060	10,882
JD Health International, Inc. (m)*	9,566	26,031
JD Logistics, Inc. (m)*	17,101	18,351
JD.com, Inc., Class A	20,774	274,803
Jiangsu Expressway Co. Ltd., Class H*	13,780	14,699
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	7,052
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A*	2,600	13,762
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	13,353
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,600	17,779
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	8,944
Jiangxi Copper Co. Ltd., Class H	315,623	629,706
Jinko Solar Co. Ltd., Class A	10,288	10,053
Kanzhun Ltd. (ADR)	1,948	36,642
KE Holdings, Inc. (ADR)	5,454	77,174
Kingdee International Software Group Co. Ltd.*	22,327	20,929
Kingsoft Corp. Ltd.	8,075	23,318
Kuaishou Technology (m)*	20,017	118,297
Kunlun Energy Co. Ltd.	35,918	37,256
Kweichow Moutai Co. Ltd., Class A	600	121,171
Lenovo Group Ltd.	66,278	93,530
Lens Technology Co. Ltd., Class A	4,400	11,051
Li Auto, Inc., Class A*	10,456	94,129
Li Ning Co. Ltd.	20,187	43,688
Longfor Group Holdings Ltd. (m)	14,732	20,224
LONGi Green Energy Technology Co. Ltd., Class A*	3,080	5,943
Luxshare Precision Industry Co. Ltd., Class A*	2,900	15,689
Luzhou Laojiao Co. Ltd., Class A	600	11,849
Mango Excellent Media Co. Ltd., Class A	2,200	6,328
Maxscend Microelectronics Co. Ltd., Class A	480	5,136
Meituan, Class B (m)*	45,243	643,676
Metallurgical Corp. of China Ltd., Class A	31,200	13,311
Midea Group Co. Ltd., Class A	2,200	19,529
MINISO Group Holding Ltd.	3,453	16,560
Montage Technology Co. Ltd., Class A	1,153	9,070
Muyuan Foods Co. Ltd., Class A	2,100	12,601
NARI Technology Co. Ltd., Class A	3,456	11,872
NAURA Technology Group Co. Ltd., Class A	400	17,610
NetEase, Inc.	17,623	336,480
New China Life Insurance Co. Ltd., Class A	3,400	14,052
New China Life Insurance Co. Ltd., Class H	6,085	11,610
New Hope Liuhe Co. Ltd., Class A*	6,100	7,673
New Oriental Education & Technology Group, Inc.*	13,567	103,719
Ninestar Corp., Class A*	2,200	7,999
Ningbo Deye Technology Co. Ltd., Class A	1,512	15,470
Ningxia Baofeng Energy Group Co. Ltd., Class A*	5,600	13,356
NIO, Inc. (ADR) (x)*	11,965	49,774
Nongfu Spring Co. Ltd., Class H (m)	17,805	84,476
Oppein Home Group, Inc., Class A	700	5,160
PDD Holdings, Inc. (ADR)*	5,334	709,155
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	13,963
People’s Insurance Co. Group of China Ltd. (The), Class H*	57,390	19,696
PetroChina Co. Ltd., Class H	192,170	194,408
PetroChina Co. Ltd., Class A	17,200	24,429
Pharmaron Beijing Co. Ltd., Class A	1,350	3,452
PICC Property & Casualty Co. Ltd., Class H*	55,754	69,255
Ping An Bank Co. Ltd., Class A	8,000	11,175
Ping An Insurance Group Co. of China Ltd., Class A	5,600	31,876
Ping An Insurance Group Co. of China Ltd., Class H	61,050	276,752
Poly Property Services Co. Ltd., Class H (m)(x)	117,600	435,218
Pop Mart International Group Ltd. (m)	4,180	20,474
Postal Savings Bank of China Co. Ltd., Class H (m)	68,063	39,919
Postal Savings Bank of China Co. Ltd., Class A	16,600	11,583
Qifu Technology, Inc. (ADR), Class A	726	14,324
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	8,886
Rongsheng Petrochemical Co. Ltd., Class A	15,100	20,075
SAIC Motor Corp. Ltd., Class A	10,500	20,029
Sanan Optoelectronics Co. Ltd., Class A	7,800	12,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sany Heavy Industry Co. Ltd., Class A	8,900	$20,210
Satellite Chemical Co. Ltd., Class A	4,505	11,148
SDIC Power Holdings Co. Ltd., Class A	9,900	24,852
Seres Group Co. Ltd., Class A*	1,300	16,303
SF Holding Co. Ltd., Class A	6,000	29,471
SG Micro Corp., Class A	1,170	13,329
Shaanxi Coal Industry Co. Ltd., Class A	5,300	18,797
Shandong Gold Mining Co. Ltd., Class H (m)	8,605	17,124
Shandong Gold Mining Co. Ltd., Class A	4,600	17,334
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	12,099
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	13,066
Shanghai Baosight Software Co. Ltd., Class A	3,456	15,187
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	5,485
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	165,000	279,330
Shanghai International Airport Co. Ltd., Class A*	2,700	11,984
Shanghai International Port Group Co. Ltd., Class A	15,900	12,648
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	10,794
Shanghai Pudong Development Bank Co. Ltd., Class A	16,900	19,142
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	3,384
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	17,202
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	13,965
Shanxi Coking Coal Energy Group Co. Ltd., Class A*	7,000	9,933
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A*	500	14,511
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	10,796
Shenzhen Inovance Technology Co. Ltd., Class A	4,200	29,653
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	20,018
Shenzhen Transsion Holdings Co. Ltd., Class A	1,428	15,042
Shenzhou International Group Holdings Ltd.	80,185	785,005
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	6,118
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	19,354
Sichuan Road and Bridge Group Co. Ltd., Class A*	12,740	13,834
Silergy Corp.	2,576	36,685
Sinopharm Group Co. Ltd., Class H	202,176	537,217
Smoore International Holdings Ltd. (m)	12,083	14,653
StarPower Semiconductor Ltd., Class A	280	3,318
Sungrow Power Supply Co. Ltd., Class A	2,200	18,781
Sunny Optical Technology Group Co. Ltd.	6,110	37,752
Suzhou Maxwell Technologies Co. Ltd., Class A	480	7,893
TAL Education Group (ADR)*	4,182	44,622
TCL Technology Group Corp., Class A	26,290	15,631
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	2,750	3,274
Tencent Holdings Ltd.	84,487	4,029,038
Tencent Music Entertainment Group (ADR)	6,640	93,292
Tianqi Lithium Corp., Class A	2,700	11,114
Tingyi Cayman Islands Holding Corp.	16,474	19,851
Tongcheng Travel Holdings Ltd. (m)	7,983	15,886
Topsports International Holdings Ltd. (m)	14,871	7,903
TravelSky Technology Ltd., Class H	608,983	714,336
Trina Solar Co. Ltd., Class A	1,157	2,694
Trip.com Group Ltd.*	4,812	230,832
Tsingtao Brewery Co. Ltd., Class H*	5,436	36,268
Tsingtao Brewery Co. Ltd., Class A	1,000	10,015
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,959	14,181
Unisplendour Corp. Ltd., Class A	4,600	14,149
Vipshop Holdings Ltd. (ADR)	3,654	47,575
Walvax Biotechnology Co. Ltd., Class A	1,800	2,819
Wanhua Chemical Group Co. Ltd., Class A	1,300	14,467
Want Want China Holdings Ltd.	36,211	21,887
Weichai Power Co. Ltd., Class H	293,768	562,027
Weichai Power Co. Ltd., Class A	5,400	12,069
Wens Foodstuffs Group Co. Ltd., Class A	4,700	12,820
Will Semiconductor Co. Ltd., Class A	1,505	20,582
Wingtech Technology Co. Ltd., Class A*	2,400	9,331
Wuliangye Yibin Co. Ltd., Class A*	1,900	33,481
WuXi AppTec Co. Ltd., Class A	1,000	5,394
WuXi AppTec Co. Ltd., Class H (m)	3,043	11,379
Wuxi Biologics Cayman, Inc. (m)*	32,857	48,555
XCMG Construction Machinery Co. Ltd., Class A*	19,500	19,189
Xiaomi Corp., Class B (m)*	135,608	286,183
Xinjiang Daqo New Energy Co. Ltd., Class A	3,122	8,761
Xinyi Solar Holdings Ltd.	39,532	19,895
XPeng, Inc., Class A*	9,054	34,261
Yadea Group Holdings Ltd. (m)	9,032	11,416
Yankuang Energy Group Co. Ltd., Class H	32,978	47,129
Yankuang Energy Group Co. Ltd., Class A	3,900	12,200
Yealink Network Technology Corp. Ltd., Class A	1,540	7,793
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,500	16,938
YongXing Special Materials Technology Co. Ltd., Class A	780	3,841

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Yonyou Network Technology Co. Ltd., Class A*	7,500	$10,322
YTO Express Group Co. Ltd., Class A	4,500	9,692
Yum China Holdings, Inc.	20,151	621,457
Yunnan Baiyao Group Co. Ltd., Class A	1,260	8,870
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	3,325
Yunnan Energy New Material Co. Ltd., Class A	900	3,920
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	8,554
Zhaojin Mining Industry Co. Ltd., Class H	11,548	19,372
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	14,165
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	10,426
Zhejiang Expressway Co. Ltd., Class H	16,432	11,089
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	3,168
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	5,140
Zhejiang Leapmotor Technology Co. Ltd. (m)*	4,442	15,245
Zhejiang NHU Co. Ltd., Class A	3,120	8,244
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,400	11,554
Zhongji Innolight Co. Ltd., Class A	1,120	21,253
Zhongsheng Group Holdings Ltd.	7,277	10,642
Zhuzhou CRRC Times Electric Co. Ltd., Class H*	3,789	14,944
Zijin Mining Group Co. Ltd., Class A	9,400	22,730
Zijin Mining Group Co. Ltd., Class H (x)	46,361	97,839
ZTE Corp., Class A*	2,900	11,163
ZTE Corp., Class H*	5,230	11,573
ZTO Express Cayman, Inc. (ADR)	3,785	78,539

		24,172,924

Colombia (1.2%)
Bancolombia SA	2,059	17,481
Bancolombia SA (Preference) (q)	3,654	29,860
Bancolombia SA (ADR)	25,054	818,013
Ecopetrol SA	552,824	308,991
Interconexion Electrica SA ESP	3,634	16,179

		1,190,524

Czech Republic (0.9%)
CEZ A/S	1,304	49,057
Komercni Banka A/S	23,029	770,377
Moneta Money Bank A/S (m)	4,651	20,321

		839,755

Egypt (0.1%)
Commercial International Bank – Egypt (CIB)	20,487	33,015
Eastern Co. SAE	36,347	13,758

		46,773

Greece (0.3%)
Alpha Services and Holdings SA*	18,515	30,209
Eurobank Ergasias Services and Holdings SA*	20,982	45,413
Hellenic Telecommunications Organization SA	1,630	23,462
JUMBO SA	1,066	30,687
Metlen Energy & Metals SA	987	36,848
National Bank of Greece SA*	6,874	57,304
OPAP SA	1,568	24,584
Piraeus Financial Holdings SA*	9,215	33,613
Public Power Corp. SA*	3,212	38,664

		320,784

Hong Kong (0.0%)†
Orient Overseas International Ltd.	986	15,998
Sino Biopharmaceutical Ltd.	84,712	28,964

		44,962

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	5,502	42,935
OTP Bank Nyrt.	2,131	105,883
Richter Gedeon Nyrt.	1,130	29,353

		178,171

India (14.8%)
ABB India Ltd.	452	46,025
Adani Enterprises Ltd.	1,467	55,894
Adani Green Energy Ltd.*	2,560	54,916
Adani Ports & Special Economic Zone Ltd.	4,268	75,653
Adani Power Ltd.*	6,234	53,722
Ambuja Cements Ltd.	4,814	38,694
APL Apollo Tubes Ltd.	1,471	27,436
Apollo Hospitals Enterprise Ltd.	813	60,308
Ashok Leyland Ltd.	12,751	36,988
Asian Paints Ltd.	3,435	120,163
Astral Ltd.	1,050	29,979
AU Small Finance Bank Ltd. (m)	3,155	25,427
Aurobindo Pharma Ltd.	2,672	38,695
Avenue Supermarts Ltd. (m)*	1,333	75,400
Axis Bank Ltd.	20,378	309,198
Bajaj Auto Ltd.	561	63,924
Bajaj Finance Ltd.	2,483	211,877
Bajaj Finserv Ltd.	3,952	75,267
Bajaj Holdings & Investment Ltd.	228	23,340
Balkrishna Industries Ltd.	625	24,202
Bandhan Bank Ltd. (m)	7,931	19,382
Bank of Baroda	8,875	29,311
Bharat Electronics Ltd.	35,964	131,931
Bharat Forge Ltd.	2,069	41,445
Bharat Heavy Electricals Ltd.	9,087	32,785
Bharat Petroleum Corp. Ltd.	20,559	74,938
Bharti Airtel Ltd.	20,489	354,815
Bosch Ltd.	64	26,160
Britannia Industries Ltd.*	876	57,522
Canara Bank	15,728	22,534
CG Power & Industrial Solutions Ltd.	5,242	44,300
Cholamandalam Investment and Finance Co. Ltd.	4,513	77,041
Cipla Ltd.	5,287	93,887
Coal India Ltd.	12,450	70,643
Colgate-Palmolive India Ltd.	1,587	54,110
Container Corp. of India Ltd.	2,216	27,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cummins India Ltd.	1,204	$57,276
Dabur India Ltd.	5,000	36,019
Divi’s Laboratories Ltd.	1,073	59,145
DLF Ltd.	6,460	63,893
Dr Reddy’s Laboratories Ltd.	1,218	93,516
Eicher Motors Ltd.	1,105	61,923
GAIL India Ltd.	18,839	49,601
GMR Airports Infrastructure Ltd.*	21,002	24,322
Godrej Consumer Products Ltd.	3,305	54,531
Godrej Properties Ltd.*	1,011	38,893
Grasim Industries Ltd.	2,123	67,988
Havells India Ltd.	2,025	44,256
HCL Technologies Ltd.	8,243	144,284
HDFC Asset Management Co. Ltd. (m)	742	35,533
HDFC Bank Ltd.	25,077	506,367
HDFC Bank Ltd. (ADR)	10,803	694,957
HDFC Life Insurance Co. Ltd. (m)	9,843	70,239
Hero MotoCorp Ltd.	1,052	70,391
Hindalco Industries Ltd.	13,286	110,502
Hindustan Aeronautics Ltd. (m)	1,774	111,993
Hindustan Petroleum Corp. Ltd.	13,528	53,877
Hindustan Unilever Ltd.	7,698	228,302
ICICI Bank Ltd.	46,366	667,014
ICICI Bank Ltd. (ADR)	28,273	814,545
ICICI Lombard General Insurance Co. Ltd. (m)	1,944	41,719
ICICI Prudential Life Insurance Co. Ltd. (m)	2,904	21,094
IDFC First Bank Ltd.*	28,209	27,794
Indian Hotels Co. Ltd., Class A	7,274	54,524
Indian Oil Corp. Ltd.	22,823	45,333
Indian Railway Catering & Tourism Corp. Ltd.	1,939	23,003
Indus Towers Ltd.*	7,009	31,545
IndusInd Bank Ltd.	2,542	44,644
Info Edge India Ltd.	573	46,629
Infosys Ltd.	29,626	556,637
InterGlobe Aviation Ltd. (m)*	1,506	76,363
ITC Ltd.	27,117	138,174
Jindal Stainless Ltd.	2,856	28,170
Jindal Steel & Power Ltd.	3,297	41,294
Jio Financial Services Ltd.*	26,609	114,286
JSW Energy Ltd.	3,031	26,698
JSW Steel Ltd.	5,842	65,259
Jubilant Foodworks Ltd.	3,199	21,608
Kotak Mahindra Bank Ltd.	9,956	215,208
Larsen & Toubro Ltd.	6,137	261,152
LTIMindtree Ltd. (m)	765	49,403
Lupin Ltd.	1,767	34,357
Macrotech Developers Ltd. (m)	3,172	57,194
Mahindra & Mahindra Ltd.	8,321	286,055
Mankind Pharma Ltd.*	868	22,163
Marico Ltd.	4,174	30,684
Maruti Suzuki India Ltd.	1,336	192,801
Max Healthcare Institute Ltd.	6,705	75,636
Mphasis Ltd.	683	20,121
MRF Ltd.	20	31,050
Muthoot Finance Ltd.	1,044	22,484
Nestle India Ltd.	3,350	102,510
NHPC Ltd.	26,127	31,551
NMDC Ltd.	8,922	26,326
NTPC Ltd.	39,087	177,348
Oil & Natural Gas Corp. Ltd.	27,150	89,276
Page Industries Ltd.	50	23,444
PB Fintech Ltd.*	2,543	42,611
Persistent Systems Ltd.	884	44,964
Petronet LNG Ltd.	6,061	24,004
Phoenix Mills Ltd. (The)	852	36,663
PI Industries Ltd.	613	27,925
Pidilite Industries Ltd.	1,232	46,672
Polycab India Ltd.*	398	32,167
Power Finance Corp. Ltd.	12,146	70,658
Power Grid Corp. of India Ltd.	41,114	163,174
Punjab National Bank	19,156	28,316
REC Ltd.	10,919	68,797
Reliance Industries Ltd.	27,162	1,019,803
Samvardhana Motherson International Ltd.	23,500	53,633
SBI Cards & Payment Services Ltd.	3,551	30,857
SBI Life Insurance Co. Ltd. (m)	3,685	65,931
Shree Cement Ltd.	87	29,078
Shriram Finance Ltd.	2,489	86,904
Siemens Ltd.	769	71,051
Solar Industries India Ltd.*	235	28,240
Sona Blw Precision Forgings Ltd. (m)	3,537	27,189
SRF Ltd.	1,198	34,998
State Bank of India	16,309	166,038
Sun Pharmaceutical Industries Ltd.	8,901	162,340
Sundaram Finance Ltd.	578	32,522
Supreme Industries Ltd.	552	39,426
Suzlon Energy Ltd.*	78,004	49,447
Tata Communications Ltd.*	1,008	22,417
Tata Consultancy Services Ltd.	8,070	377,832
Tata Consumer Products Ltd.	5,807	76,425
Tata Elxsi Ltd.	277	23,258
Tata Motors Ltd.	14,452	171,535
Tata Motors Ltd., Class A	4,046	32,295
Tata Power Co. Ltd. (The)*	11,620	61,397
Tata Steel Ltd.	70,152	146,391
Tech Mahindra Ltd.	4,625	79,333
Thermax Ltd.	362	23,230
Titan Co. Ltd.	3,297	134,596
Torrent Pharmaceuticals Ltd.	821	27,482
Torrent Power Ltd.	1,458	26,199
Trent Ltd.	1,780	116,974
Tube Investments of India Ltd.	906	46,276
TVS Motor Co. Ltd.	2,080	58,988
UltraTech Cement Ltd.	980	137,125
Union Bank of India Ltd.	12,896	21,139
United Spirits Ltd.	2,349	35,959
UPL Ltd.	3,943	26,993
Varun Beverages Ltd.	3,880	75,820
Vedanta Ltd.	11,664	63,504
Wipro Ltd.	11,040	68,163
Yes Bank Ltd.*	153,764	43,684
Zomato Ltd.*	57,991	139,477

		14,438,417

Indonesia (2.1%)
Adaro Energy Indonesia Tbk. PT	127,572	21,736
Amman Mineral Internasional PT*	57,619	38,706
Aneka Tambang Tbk.	117,063	8,936
Astra International Tbk. PT	183,159	49,886

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Central Asia Tbk. PT	482,549	$292,476
Bank Mandiri Persero Tbk. PT	328,096	123,224
Bank Negara Indonesia Persero Tbk. PT	120,140	34,189
Bank Rakyat Indonesia Persero Tbk. PT	2,767,367	777,398
Barito Pacific Tbk. PT	344,503	20,828
Chandra Asri Pacific Tbk. PT	67,504	38,029
Charoen Pokphand Indonesia Tbk. PT	64,683	20,047
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	21,853
Indah Kiat Pulp & Paper Tbk. PT	22,387	12,168
Indofood CBP Sukses Makmur Tbk. PT	22,879	14,391
Indofood Sukses Makmur Tbk. PT	1,198,749	444,727
Kalbe Farma Tbk. PT	184,272	17,161
Merdeka Copper Gold Tbk. PT*	99,426	14,451
Sumber Alfaria Trijaya Tbk. PT	177,863	29,870
Telkom Indonesia Persero Tbk. PT	432,651	82,699
Unilever Indonesia Tbk. PT	67,686	12,483
United Tractors Tbk. PT	14,428	19,362

		2,094,620

Kuwait (0.5%)
Boubyan Bank KSCP	11,880	21,917
Gulf Bank KSCP	15,913	14,782
Kuwait Finance House KSCP	88,997	205,958
Mabanee Co. KPSC	5,708	15,460
Mobile Telecommunications Co. KSCP	17,706	25,682
National Bank of Kuwait SAKP	73,812	207,386

		491,185

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	28,034

Malaysia (0.9%)
AMMB Holdings Bhd.	19,972	18,162
Axiata Group Bhd.	25,967	14,366
Celcomdigi Bhd.	39,934	31,151
CIMB Group Holdings Bhd.	56,596	81,580
Gamuda Bhd.	17,314	24,150
Genting Bhd.	16,499	16,473
Genting Malaysia Bhd.	23,476	12,690
Hong Leong Bank Bhd.	7,591	30,895
IHH Healthcare Bhd.	21,971	29,341
Inari Amertron Bhd.	22,380	17,553
IOI Corp. Bhd.	19,549	15,333
Kuala Lumpur Kepong Bhd.	3,372	14,753
Malayan Banking Bhd.	46,826	98,863
Malaysia Airports Holdings Bhd.	9,769	20,501
Maxis Bhd.	18,034	13,494
MISC Bhd.	10,465	18,900
MR DIY Group M Bhd. (m)	33,669	13,846
Nestle Malaysia Bhd.	550	14,165
Petronas Chemicals Group Bhd.	23,324	31,198
Petronas Dagangan Bhd.	3,152	11,653
Petronas Gas Bhd.	9,344	35,296
PPB Group Bhd.	4,905	14,868
Press Metal Aluminium Holdings Bhd.	30,517	37,261
Public Bank Bhd.	124,755	106,310
QL Resources Bhd.	14,764	20,405
RHB Bank Bhd.	14,181	16,563
SD Guthrie Bhd.	17,851	15,968
Sime Darby Bhd.	29,543	16,408
Telekom Malaysia Bhd.	13,795	19,768
Tenaga Nasional Bhd.	23,207	67,789
YTL Corp. Bhd.	28,680	20,974
YTL Power International Bhd.	21,290	21,753

		922,430

Mexico (2.2%)
Alfa SAB de CV, Class A	26,520	15,453
America Movil SAB de CV	162,970	138,874
Arca Continental SAB de CV	4,520	44,446
Banco del Bajio SA (m)	6,601	20,133
Cemex SAB de CV	136,177	87,088
Coca-Cola Femsa SAB de CV	4,244	36,504
Fibra Uno Administracion SA de CV (REIT)	24,588	30,347
Fomento Economico Mexicano SAB de CV	17,716	190,175
Gruma SAB de CV, Class B	1,820	33,337
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	21,452
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	51,579
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	49,080
Grupo Bimbo SAB de CV, Class A	12,149	42,905
Grupo Carso SAB de CV	4,856	33,393
Grupo Financiero Banorte SAB de CV, Class O	104,506	813,313
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	45,498
Grupo Mexico SAB de CV	26,998	145,667
Industrias Penoles SAB de CV*	1,546	20,071
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	23,133
Operadora De Sites Mexicanos SAB de CV, Class A-1	22,263	20,091
Prologis Property Mexico SA de CV (REIT)	6,269	20,436
Promotora y Operadora de Infraestructura SAB de CV	2,050	18,971
Southern Copper Corp. (x)	693	74,664
Wal-Mart de Mexico SAB de CV	47,712	162,969

		2,139,579

Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR)	2,366	40,103
Credicorp Ltd.	578	93,249

		133,352

Philippines (0.4%)
Ayala Corp.	3,097	30,754
Ayala Land, Inc.	63,229	30,747
Bank of the Philippine Islands	16,379	33,284
BDO Unibank, Inc.	18,767	41,050
International Container Terminal Services, Inc.	11,430	68,218
JG Summit Holdings, Inc.	38,365	17,052
Jollibee Foods Corp.	4,080	15,733
Manila Electric Co.	2,566	16,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SM Investments Corp.	2,687	$38,075
SM Prime Holdings, Inc.	98,339	47,484
Universal Robina Corp.	8,243	15,640

		354,061

Poland (0.7%)
Allegro.eu SA (m)*	5,040	47,199
Bank Polska Kasa Opieki SA	1,598	66,688
Budimex SA	116	20,084
CD Projekt SA	561	19,364
Dino Polska SA (m)*	396	39,958
KGHM Polska Miedz SA	1,393	52,026
LPP SA	9	38,207
mBank SA*	183	28,957
ORLEN SA	5,334	89,689
PGE Polska Grupa Energetyczna SA*	11,752	20,955
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	122,397
Powszechny Zaklad Ubezpieczen SA	5,218	66,806
Santander Bank Polska SA	306	41,138

		653,468

Qatar (0.5%)
Barwa Real Estate Co.	33,504	25,259
Commercial Bank PSQC (The)	25,888	30,495
Dukhan Bank	16,278	16,886
Industries Qatar QSC	13,744	48,317
Masraf Al Rayan QSC	50,968	32,658
Mesaieed Petrochemical Holding Co.	46,863	21,186
Ooredoo QPSC	4,608	12,909
Qatar Electricity & Water Co. QSC	5,127	22,037
Qatar Fuel QSC	5,099	20,853
Qatar Gas Transport Co. Ltd.	27,866	35,833
Qatar International Islamic Bank QSC	8,410	23,098
Qatar Islamic Bank QPSC	13,912	71,069
Qatar National Bank QPSC	42,063	168,784

		529,384

Romania (0.0%)†
NEPI Rockcastle NV*	6,189	44,688

Russia (0.0%)
Gazprom PJSC (r)*	80,604	—
GMK Norilskiy Nickel PAO (ADR) (r)*	4,277	—
LUKOIL PJSC (r)*	2,799	—
Magnit PJSC (r)*	1,475	—
Mobile TeleSystems PJSC (r)*	26,722	—
Novatek PJSC (GDR) (m)(r)*	780	—
Novolipetsk Steel PJSC (r)*	12,566	—
PhosAgro PJSC (GDR) (m)(r)*	4,890	—
Rosneft Oil Co. PJSC (r)*	8,744	—
Sberbank of Russia PJSC (r)*	73,260	—
Severstal PAO (GDR) (m)(r)*	1,815	—
Surgutneftegas PJSC (ADR) (r)*	7,330	—
Tatneft PJSC (ADR) (r)*	1,723	—
VTB Bank PJSC (r)*	110,628,000	—
Yandex NV, Class A (r)*	2,060	—

		—

Saudi Arabia (2.7%)
ACWA Power Co.	1,270	119,905
Ades Holding Co.*	3,523	18,894
Advanced Petrochemical Co.*	2,569	26,398
Al Rajhi Bank	17,049	370,374
Alinma Bank	10,656	88,336
Almarai Co. JSC	2,175	32,872
Arab National Bank	7,829	42,279
Arabian Internet & Communications Services Co.	209	16,289
Bank AlBilad	5,327	46,290
Bank Al-Jazira*	4,403	19,365
Banque Saudi Fransi	5,136	48,600
Bupa Arabia for Cooperative Insurance Co.	718	49,186
Co. for Cooperative Insurance (The)	639	24,629
Dallah Healthcare Co.	379	16,063
Dar Al Arkan Real Estate Development Co.*	6,528	20,533
Dr Sulaiman Al Habib Medical Services Group Co.	761	58,542
Elm Co.	209	47,754
Etihad Etisalat Co.	3,282	46,716
Jarir Marketing Co.	5,115	17,288
Mobile Telecommunications Co. Saudi Arabia	6,326	19,762
Mouwasat Medical Services Co.	852	27,525
Nahdi Medical Co.	493	17,320
Power & Water Utility Co. for Jubail & Yanbu	928	15,015
Riyad Bank	12,787	88,789
SABIC Agri-Nutrients Co.	2,029	61,006
Sahara International Petrochemical Co.	3,126	24,331
SAL Saudi Logistics Services	259	20,835
Saudi Arabian Mining Co.*	11,240	128,980
Saudi Arabian Oil Co. (m)	31,508	232,640
Saudi Aramco Base Oil Co.	440	15,411
Saudi Awwal Bank	8,758	90,227
Saudi Basic Industries Corp.	7,829	153,383
Saudi Electricity Co.	7,249	31,805
Saudi Industrial Investment Group	3,261	18,306
Saudi Investment Bank (The)	5,327	18,232
Saudi Kayan Petrochemical Co.*	9,303	20,111
Saudi National Bank (The)	25,574	250,177
Saudi Research & Media Group*	313	17,270
Saudi Tadawul Group Holding Co.	418	27,766
Saudi Telecom Co.	17,397	173,896
Savola Group (The)*	2,276	28,362
Yanbu National Petrochemical Co.	2,398	23,426

		2,614,888

South Africa (3.0%)
Absa Group Ltd.	7,635	66,493
Anglo American Platinum Ltd. (x)	507	16,768
Aspen Pharmacare Holdings Ltd.	4,119	52,820
Bid Corp. Ltd.	3,037	70,922
Bidvest Group Ltd. (The)	2,950	46,120
Capitec Bank Holdings Ltd.	746	107,797
Clicks Group Ltd.	1,829	34,618
Discovery Ltd.	3,986	29,509
Exxaro Resources Ltd.	2,006	19,626
FirstRand Ltd.	223,820	946,026
Gold Fields Ltd.	7,581	113,929
Harmony Gold Mining Co. Ltd.	4,617	42,646
Impala Platinum Holdings Ltd.	7,991	39,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kumba Iron Ore Ltd.	824	$19,911
MTN Group Ltd.	17,059	79,642
Naspers Ltd., Class N	1,593	312,337
Nedbank Group Ltd.	4,331	61,038
Ninety One Ltd.	168,036	350,965
Northam Platinum Holdings Ltd.	2,662	18,626
Old Mutual Ltd.	35,801	24,381
OUTsurance Group Ltd.	7,941	20,261
Remgro Ltd.	3,981	29,778
Sanlam Ltd.	18,533	82,429
Sasol Ltd.	4,588	34,825
Shoprite Holdings Ltd.	4,620	72,125
Sibanye Stillwater Ltd. (x)	27,853	30,189
Standard Bank Group Ltd.	11,505	133,308
Vodacom Group Ltd.	6,142	32,918
Woolworths Holdings Ltd.	7,787	26,442

		2,916,317

South Korea (11.3%)
Alteogen, Inc.*	345	70,303
Amorepacific Corp.	217	26,374
Celltrion Pharm, Inc.*	323	20,837
Celltrion, Inc.	1,362	172,464
CJ CheilJedang Corp.	56	15,683
CJ Corp.	3,062	270,275
Cosmax, Inc.	8,694	1,229,097
CosmoAM&T Co. Ltd.*	208	21,790
Coway Co. Ltd.	373	17,397
DB Insurance Co. Ltd.	311	25,870
Doosan Bobcat, Inc.	386	14,386
Doosan Enerbility Co. Ltd.*	4,199	61,315
Ecopro BM Co. Ltd.*	452	60,092
Ecopro Co. Ltd.*	865	56,619
Ecopro Materials Co. Ltd.*	281	18,556
Enchem Co. Ltd.*	97	15,855
GS Holdings Corp.	417	14,208
Hana Financial Group, Inc.	2,776	122,414
Hanjin Kal Corp.	397	18,631
Hankook Tire & Technology Co. Ltd.	502	16,484
Hanmi Pharm Co. Ltd.	63	12,380
Hanmi Semiconductor Co. Ltd.	421	52,698
Hanwha Aerospace Co. Ltd.	306	55,465
Hanwha Ocean Co. Ltd.*	855	18,976
Hanwha Solutions Corp.	753	15,098
HD Hyundai Co. Ltd.	320	17,319
HD Hyundai Electric Co. Ltd.	188	42,339
HD Hyundai Heavy Industries Co. Ltd.*	144	16,288
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	372	42,916
HLB, Inc.*	1,119	47,556
HMM Co. Ltd.	2,351	33,527
HYBE Co. Ltd.	224	32,953
Hyundai Engineering & Construction Co. Ltd.	526	12,247
Hyundai Glovis Co. Ltd.	127	20,206
Hyundai Mobis Co. Ltd.	515	94,096
Hyundai Motor Co.	1,196	256,317
Hyundai Motor Co. (Preference) (Korea Stock Exchange) (q)	246	32,740
Hyundai Motor Co. (Preference) (OTC US Exchange) (q)	166	21,924
Hyundai Steel Co.	585	12,346
Industrial Bank of Korea	1,761	17,936
Kakao Corp.	2,876	84,932
KakaoBank Corp.	1,644	24,245
KB Financial Group, Inc.	3,562	203,136
Kia Corp.	2,302	216,236
Korea Aerospace Industries Ltd.	507	19,521
Korea Electric Power Corp.*	2,726	38,756
Korea Investment Holdings Co. Ltd.	282	14,341
Korea Zinc Co. Ltd.	73	27,312
Korean Air Lines Co. Ltd.	1,982	33,477
Krafton, Inc.*	251	51,331
KT Corp.	747	20,296
KT&G Corp.	899	57,604
Kum Yang Co. Ltd.*	282	17,619
Kumho Petrochemical Co. Ltd.	123	13,091
L&F Co. Ltd.*	200	19,659
LG Chem Ltd.	450	112,950
LG Chem Ltd. (Preference) (q)	55	9,630
LG Corp.	944	55,275
LG Display Co. Ltd.*	2,065	17,207
LG Electronics, Inc.	1,095	88,221
LG Energy Solution Ltd.*	406	96,301
LG H&H Co. Ltd.	80	20,080
LG Innotek Co. Ltd.	96	18,970
LG Uplus Corp.	1,446	10,316
Lotte Chemical Corp.	200	16,665
Meritz Financial Group, Inc.	1,061	60,970
Mirae Asset Securities Co. Ltd.	1,943	10,333
NAVER Corp.	1,195	144,893
NCSoft Corp.	140	18,297
Netmarble Corp. (m)*	516	20,130
NH Investment & Securities Co. Ltd.	2,217	20,439
Orion Corp.	161	10,784
Posco DX Co. Ltd.	470	13,094
POSCO Future M Co. Ltd.	267	50,141
POSCO Holdings, Inc.	651	171,677
Posco International Corp.	468	22,236
Samsung Biologics Co. Ltd. (m)*	162	85,560
Samsung C&T Corp.	707	72,934
Samsung E&A Co. Ltd.*	1,058	18,562
Samsung Electro-Mechanics Co. Ltd.	486	55,785
Samsung Electronics Co. Ltd.	65,160	3,858,002
Samsung Electronics Co. Ltd. (Preference) (q)	7,495	346,300
Samsung Fire & Marine Insurance Co. Ltd.	264	74,607
Samsung Heavy Industries Co. Ltd.*	5,732	38,935
Samsung Life Insurance Co. Ltd.	603	38,769
Samsung SDI Co. Ltd.	501	128,844
Samsung SDS Co. Ltd.	334	36,033
Shinhan Financial Group Co. Ltd.	4,230	147,966
SK Biopharmaceuticals Co. Ltd.*	274	15,427
SK Bioscience Co. Ltd.*	456	17,425
SK Hynix, Inc.	4,871	836,899
SK IE Technology Co. Ltd. (m)*	254	8,138
SK Innovation Co. Ltd.*	598	50,438
SK Square Co. Ltd.*	912	66,255
SK Telecom Co. Ltd.	484	18,108
SK, Inc.	283	32,546
SKC Co. Ltd.*	166	20,332
S-Oil Corp.	304	14,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Woori Financial Group, Inc.	5,542	$59,144
Yuhan Corp.	382	22,451

		11,018,289

Taiwan (22.2%)
Accton Technology Corp.	5,128	87,728
Acer, Inc.	32,515	46,956
Advantech Co. Ltd.	4,455	50,810
Alchip Technologies Ltd.	655	49,567
ASE Technology Holding Co. Ltd.*	297,021	1,542,717
Asia Cement Corp.	15,725	21,255
Asia Vital Components Co. Ltd.	2,825	66,616
Asustek Computer, Inc.	6,027	92,519
AUO Corp.*	66,949	36,734
Catcher Technology Co. Ltd.	4,883	34,920
Cathay Financial Holding Co. Ltd.*	82,317	149,707
Chailease Holding Co. Ltd.	15,572	73,680
Chang Hwa Commercial Bank Ltd.	46,882	26,663
Cheng Shin Rubber Industry Co. Ltd.	13,228	20,163
China Airlines Ltd.	27,681	20,222
China Development Financial Holding Corp.*	126,808	59,023
China Steel Corp.	107,475	76,528
Chunghwa Telecom Co. Ltd.*	33,116	128,109
Compal Electronics, Inc.	47,199	50,485
CTBC Financial Holding Co. Ltd.	161,946	188,945
Delta Electronics, Inc.	17,744	211,945
E Ink Holdings, Inc.	6,857	53,264
E.Sun Financial Holding Co. Ltd.	125,720	110,639
Eclat Textile Co. Ltd.	1,360	22,177
eMemory Technology, Inc.*	490	38,818
Eva Airways Corp.	20,580	24,201
Evergreen Marine Corp. Taiwan Ltd.	7,982	47,486
Far Eastern New Century Corp.	34,411	37,390
Far EasTone Telecommunications Co. Ltd.	16,092	41,716
Feng TAY Enterprise Co. Ltd.	92,919	443,951
First Financial Holding Co. Ltd.	99,695	86,353
Formosa Chemicals & Fibre Corp.*	33,062	51,364
Formosa Petrochemical Corp.*	8,146	16,271
Formosa Plastics Corp.*	32,974	58,444
Fortune Electric Co. Ltd.	1,019	29,683
Fubon Financial Holding Co. Ltd.	72,298	176,725
Gigabyte Technology Co. Ltd.	4,417	41,595
Global Unichip Corp.	752	37,204
Globalwafers Co. Ltd.	2,457	40,822
Hon Hai Precision Industry Co. Ltd.	267,112	1,762,001
Hotai Motor Co. Ltd.	2,895	55,506
Hua Nan Financial Holdings Co. Ltd.	78,642	63,997
Innolux Corp.*	79,951	35,365
Inventec Corp.	19,884	34,201
Largan Precision Co. Ltd.	926	78,352
Lite-On Technology Corp.	17,592	57,480
MediaTek, Inc.	50,558	2,181,810
Mega Financial Holding Co. Ltd.	104,517	130,157
Micro-Star International Co. Ltd.	161,015	883,457
Nan Ya Plastics Corp.*	47,296	71,874
Nanya Technology Corp.*	8,913	19,149
Nien Made Enterprise Co. Ltd.	1,746	20,990
Novatek Microelectronics Corp.	4,946	92,390
Pegatron Corp.	15,898	51,210
PharmaEssentia Corp.*	1,651	28,499
Pou Chen Corp.	19,161	20,672
President Chain Store Corp.	5,487	46,259
Quanta Computer, Inc.	23,573	226,709
Realtek Semiconductor Corp.	4,073	68,550
Ruentex Development Co. Ltd.*	14,695	19,749
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	48,501
Shin Kong Financial Holding Co. Ltd.*	136,202	41,312
SinoPac Financial Holdings Co. Ltd.	98,441	77,074
Synnex Technology International Corp.	9,642	21,726
Taishin Financial Holding Co. Ltd.	94,427	54,866
Taiwan Business Bank	52,631	29,527
Taiwan Cooperative Financial Holding Co. Ltd.	85,833	68,790
Taiwan High Speed Rail Corp.	21,472	20,121
Taiwan Mobile Co. Ltd.*	15,213	50,176
Taiwan Semiconductor Manufacturing Co. Ltd.	314,813	9,374,084
TCC Group Holdings	60,564	63,847
Unimicron Technology Corp.	11,840	65,694
Uni-President Enterprises Corp.	261,419	655,129
United Microelectronics Corp.*	101,617	174,470
Vanguard International Semiconductor Corp.	7,815	31,196
Voltronic Power Technology Corp.	748	44,385
Walsin Lihwa Corp.	28,451	31,133
Wan Hai Lines Ltd.	6,967	19,027
Winbond Electronics Corp.	21,485	17,020
Wistron Corp.	22,536	73,635
Wiwynn Corp.	777	63,350
WPG Holdings Ltd.	12,093	33,474
Yageo Corp.	3,172	71,377
Yang Ming Marine Transport Corp.	15,133	34,799
Yuanta Financial Holding Co. Ltd.	87,313	86,259
Zhen Ding Technology Holding Ltd.	5,748	22,945

		21,615,689

Thailand (2.0%)
Advanced Info Service PCL	10,424	59,651
Airports of Thailand PCL	37,552	58,327
Bangkok Dusit Medical Services PCL, Class F	97,473	70,387
Bangkok Expressway & Metro PCL	93,352	19,460
Bumrungrad Hospital PCL	5,224	35,161
Central Pattana PCL	17,696	26,642
Central Retail Corp. PCL	24,683	20,683
Charoen Pokphand Foods PCL*	33,954	21,188
CP ALL PCL	51,162	76,330
CP Axtra PCL	18,541	13,768
Delta Electronics Thailand PCL	27,324	61,986
Gulf Energy Development PCL	25,702	28,365
Intouch Holdings PCL, Class F	8,429	16,423
Kasikornbank PCL	109,390	374,098
Krung Thai Bank PCL	30,615	14,099
Minor International PCL	27,972	22,867
PTT Exploration & Production PCL	154,778	641,086
PTT Global Chemical PCL	195,380	162,384
PTT Oil & Retail Business PCL	44,947	19,597
PTT PCL	87,053	77,096
SCB X PCL	7,376	20,702
SCG Packaging PCL	21,736	19,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Siam Cement PCL (The)	6,834	$41,901
TMBThanachart Bank PCL	433,421	20,196
True Corp. PCL*	90,825	21,656

		1,944,043

Turkey (0.6%)
Akbank TAS	25,213	49,454
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	21,161
BIM Birlesik Magazalar A/S	5,030	83,950
Coca-Cola Icecek A/S	835	21,121
Eregli Demir ve Celik Fabrikalari TAS	11,314	18,450
Ford Otomotiv Sanayi A/S	709	24,404
Haci Omer Sabanci Holding A/S	8,743	25,837
KOC Holding A/S	6,608	45,895
Pegasus Hava Tasimaciligi A/S*	2,820	19,681
Sasa Polyester Sanayi A/S*	8,803	11,829
Tofas Turk Otomobil Fabrikasi A/S	1,594	16,597
Turk Hava Yollari AO*	4,461	42,179
Turkcell Iletisim Hizmetleri A/S	11,528	35,514
Turkiye Is Bankasi A/S, Class C	70,706	34,319
Turkiye Petrol Rafinerileri A/S	7,175	36,364
Turkiye Sise ve Cam Fabrikalari A/S	11,139	17,124
Yapi ve Kredi Bankasi A/S	30,053	31,107

		534,986

United Arab Emirates (0.8%)
Abu Dhabi Commercial Bank PJSC	25,127	54,865
Abu Dhabi Islamic Bank PJSC	12,467	39,305
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	24,751
Aldar Properties PJSC	33,061	56,347
Americana Restaurants International plc	22,450	19,498
Dubai Islamic Bank PJSC	24,854	38,841
Emaar Properties PJSC	56,887	127,000
Emirates NBD Bank PJSC	16,262	73,053
Emirates Telecommunications Group Co. PJSC	32,256	141,389
First Abu Dhabi Bank PJSC	43,883	148,865
Multiply Group PJSC*	46,053	25,703

		749,617

United Kingdom (0.1%)
Anglogold Ashanti plc	4,104	103,711

United States (0.1%)
JBS SA*	6,207	35,909
Legend Biotech Corp. (ADR)*	645	28,567

		64,476

Total Common Stocks (98.5%) (Cost $93,359,791)		96,095,091

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 8/6/24* (Cost $—)	83	126

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	66,664	66,664
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,812	1,812
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	829,099	829,264

Total Investment Companies		897,740

Total Short-Term Investments (0.9%) (Cost $897,740)		897,740

Total Investments in Securities (99.4%) (Cost $94,257,531)		96,992,957
Other Assets Less Liabilities (0.6%)		562,315

Net Assets (100%)		$97,555,272

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $4,015,789 or 4.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $561,977. This was collateralized by $522,211 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 8/15/24 – 2/15/54 and by cash of $68,476 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	12	9/2024	USD	652,920	1,504

					1,504

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	224,366	USD	12,135	Brown Brothers Harriman & Co.	7/2/2024	198
ZAR	718,100	USD	38,871	JPMorgan Chase Bank	7/2/2024	599

Net unrealized appreciation						797

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$5,184,177	$—	$—		$5,184,177
Chile	725,787	—	—		725,787
China	2,188,605	21,984,319	—		24,172,924
Colombia	1,190,524	—	—		1,190,524
Czech Republic	—	839,755	—		839,755
Egypt	—	46,773	—		46,773
Greece	—	320,784	—		320,784
Hong Kong	—	44,962	—		44,962
Hungary	—	178,171	—		178,171
India	1,509,502	12,928,915	—		14,438,417
Indonesia	—	2,094,620	—		2,094,620
Kuwait	—	491,185	—		491,185
Luxembourg	—	28,034	—		28,034
Malaysia	—	922,430	—		922,430
Mexico	2,139,579	—	—		2,139,579
Peru	133,352	—	—		133,352
Philippines	—	354,061	—		354,061
Poland	—	653,468	—		653,468
Qatar	—	529,384	—		529,384
Romania	—	44,688	—		44,688
Russia	—	—	—	(a)	—(a	)
Saudi Arabia	—	2,614,888	—		2,614,888
South Africa	—	2,916,317	—		2,916,317
South Korea	—	11,018,289	—		11,018,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Taiwan	$—	$21,615,689	$—	$21,615,689
Thailand	—	1,944,043	—	1,944,043
Turkey	—	534,986	—	534,986
United Arab Emirates	—	749,617	—	749,617
United Kingdom	—	103,711	—	103,711
United States	64,476	—	—	64,476
Forward Currency Contracts	—	797	—	797
Futures	1,504	—	—	1,504
Rights
Brazil	126	—	—	126
Short-Term Investments
Investment Companies	897,740	—	—	897,740

Total Assets	$14,035,372	$82,959,886	$—	$96,995,258

Total Liabilities	$—	$—	$—	$—

Total	$14,035,372	$82,959,886	$—	$96,995,258

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$797
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,504	*

Total		$2,301

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$179	$179
Equity contracts	39,170	—	39,170

Total	$39,170	$179	$39,349

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$797	$797
Equity contracts	(41,199)	—	(41,199)

Total	$(41,199)	$797	$(40,402)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$794,000

Forward foreign currency exchange contracts
Average amounts purchased – in USD	$161,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Brown Brothers Harriman & Co.	$198	$—	$—	$198
JPMorgan Chase Bank	599	—	—	599

Total	$797	$—	$—	$797

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,617,012
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,122,428

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,578,904
Aggregate gross unrealized depreciation	(16,737,943)

Net unrealized appreciation	$1,840,961

Federal income tax cost of investments in securities and derivative instruments, if applicable	$95,154,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $94,257,531)	$96,992,957
Cash	1,366,751
Foreign cash (Cost $379,722)	380,160
Cash held as collateral at broker for futures	21,554
Dividends, interest and other receivables	433,104
Receivable for Portfolio shares sold	48,186
Due from Custodian	3,448
Securities lending income receivable	2,120
Due from broker for futures variation margin	1,209
Unrealized appreciation on forward foreign currency contracts	797
Receivable for securities sold	658
Other assets	1,052

Total assets	99,251,996

LIABILITIES
Payable for securities purchased	992,210
Accrued India taxes	408,395
Payable for Portfolio shares repurchased	73,011
Payable for return of collateral on securities loaned	68,476
Investment management fees payable	39,653
Distribution fees payable – Class IB	9,937
Administrative fees payable	9,730
Accrued expenses	95,312

Total liabilities	1,696,724

Commitments and contingent liabilities^
NET ASSETS	$97,555,272

Net assets were comprised of:
Paid in capital	$97,455,542
Total distributable earnings (loss)	99,730

Net assets	$97,555,272

Class IB
Net asset value, offering and redemption price per share, $48,748,376 / 5,268,458 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.25

Class K
Net asset value, offering and redemption price per share, $48,806,896 / 5,267,085 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.27

(x)	Includes value of securities on loan of $561,977.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $160,408 foreign withholding tax)	$1,391,606
Interest	28,001
Securities lending (net)	4,677

Total income	1,424,284

EXPENSES
Investment management fees	314,739
Custodian fees	91,101
Distribution fees – Class IB	58,436
Administrative fees	56,922
Professional fees	37,537
Printing and mailing expenses	9,754
Trustees’ fees	1,479
Miscellaneous	5,207

Gross expenses	575,175
Less: Waiver from investment manager	(89,447)

Net expenses	485,728

NET INVESTMENT INCOME (LOSS)	938,556

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,401,534)
Futures contracts	39,170
Forward foreign currency contracts	179
Foreign currency transactions	(18,692)

Net realized gain (loss)	(1,380,877)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $227,174 on unrealized appreciation on investments)	5,417,433
Futures contracts	(41,199)
Forward foreign currency contracts	797
Foreign currency translations	(6,012)

Net change in unrealized appreciation (depreciation)	5,371,019

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,990,142

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,928,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$938,556	$1,729,877
Net realized gain (loss)	(1,380,877)	(964,977)
Net change in unrealized appreciation (depreciation)	5,371,019	7,445,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,928,698	8,210,378

Distributions to shareholders:
Class IB	—	(1,115,654)
Class K	—	(1,091,537)

Total distributions to shareholders	—	(2,207,191)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 495,433 and 1,140,015 shares, respectively ]	4,358,492	9,747,691
Capital shares issued in reinvestment of dividends [ 0 and 131,567 shares, respectively ]	—	1,115,654
Capital shares repurchased [ (569,744) and (682,891) shares, respectively ]	(5,036,218)	(5,808,477)

Total Class IB transactions	(677,726)	5,054,868

Class K
Capital shares sold [ 690,363 and 332,181 shares, respectively ]	6,167,631	2,829,858
Capital shares issued in reinvestment of dividends [ 0 and 128,658 shares, respectively ]	—	1,091,537
Capital shares repurchased [ (163,100) and (359,615) shares, respectively ]	(1,434,155)	(3,069,545)

Total Class K transactions	4,733,476	851,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,055,750	5,906,718

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,984,448	11,909,905
NET ASSETS:
Beginning of period	88,570,824	76,660,919

End of period	$97,555,272	$88,570,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020		2019
Net asset value, beginning of period	$8.78		$8.16	$10.68	$11.16	$10.02		$8.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17	0.21	0.13	0.08	(aa)	0.17
Net realized and unrealized gain (loss)	0.38		0.67	(2.09)	(0.19)	1.30		1.38

Total from investment operations	0.47		0.84	(1.88)	(0.06)	1.38		1.55

Less distributions:
Dividends from net investment income	—		(0.22)	(0.19)	(0.14)	(0.11)		(0.15)
Distributions from net realized gains	—		—	(0.45)	(0.28)	(0.13)		—

Total dividends and distributions	—		(0.22)	(0.64)	(0.42)	(0.24)		(0.15)

Net asset value, end of period	$9.25		$8.78	$8.16	$10.68	$11.16		$10.02

Total return (b)	5.35%		10.34%	(17.63)%	(0.55)%	14.10%		18.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,748		$46,929	$38,799	$41,915	$32,396		$26,516
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%		1.20%	1.20%	1.20%	1.20%		1.20%
Before waivers (a)(f)	1.40%		1.47%	1.48%	1.26%	1.39%		1.34%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.96%		1.98%	2.29%	1.13%	0.84	%(bb)	1.84%
Before waivers (a)(f)	1.76%		1.71%	2.01%	1.07%	0.65	%(bb)	1.69%
Portfolio turnover rate^	5	%(z)	5%	73%	13%	29%		9%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020		2019
Net asset value, beginning of period	$8.79		$8.16	$10.68	$11.16	$10.02		$8.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.19	0.24	0.15	0.10	(aa)	0.19
Net realized and unrealized gain (loss)	0.38		0.68	(2.09)	(0.19)	1.30		1.40

Total from investment operations	0.48		0.87	(1.85)	(0.04)	1.40		1.59

Less distributions:
Dividends from net investment income	—		(0.24)	(0.22)	(0.16)	(0.13)		(0.18)
Distributions from net realized gains	—		—	(0.45)	(0.28)	(0.13)		—

Total dividends and distributions	—		(0.24)	(0.67)	(0.44)	(0.26)		(0.18)

Net asset value, end of period	$9.27		$8.79	$8.16	$10.68	$11.16		$10.02

Total return (b)	5.46%		10.73%	(17.43)%	(0.31)%	14.33%		18.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,807		$41,642	$37,862	$37,195	$42,272		$39,926
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.95%		0.95%
Before waivers (a)(f)	1.15%		1.21%	1.24%	1.01%	1.14%		1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.22%		2.24%	2.57%	1.26%	1.04	%(bb)	2.08%
Before waivers (a)(f)	2.02%		1.97%	2.28%	1.20%	0.85	%(bb)	1.93%
Portfolio turnover rate^	5	%(z)	5%	73%	13%	29%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.07 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,569,106	$29,985,616
Verizon Communications, Inc.	921,146	37,988,061

		67,973,677

Entertainment (1.2%)
Electronic Arts, Inc.	53,241	7,418,069
Live Nation Entertainment, Inc.*	31,172	2,922,063
Netflix, Inc.*	94,298	63,639,834
Take-Two Interactive Software, Inc.*	34,750	5,403,277
Walt Disney Co. (The)	398,951	39,611,845
Warner Bros Discovery, Inc.*	487,963	3,630,445

		122,625,533

Interactive Media & Services (6.7%)
Alphabet, Inc., Class A	1,285,455	234,145,628
Alphabet, Inc., Class C	1,069,416	196,152,283
Match Group, Inc.*	58,138	1,766,232
Meta Platforms, Inc., Class A	479,572	241,809,794

		673,873,937

Media (0.5%)
Charter Communications, Inc., Class A*	21,433	6,407,610
Comcast Corp., Class A	856,572	33,543,360
Fox Corp., Class A	50,584	1,738,572
Fox Corp., Class B	28,870	924,417
Interpublic Group of Cos., Inc. (The)	82,595	2,402,689
News Corp., Class A	82,985	2,287,896
News Corp., Class B (x)	25,037	710,800
Omnicom Group, Inc.	42,856	3,844,183
Paramount Global, Class B	108,185	1,124,042

		52,983,569

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	112,836	19,879,447

Total Communication Services		937,336,163

Consumer Discretionary (9.9%)
Automobile Components (0.1%)
Aptiv plc*	59,538	4,192,666
BorgWarner, Inc.	49,860	1,607,487

		5,800,153

Automobiles (1.4%)
Ford Motor Co.	858,171	10,761,464
General Motors Co.	249,685	11,600,365
Tesla, Inc.*	607,188	120,150,362

		142,512,191

Broadline Retail (3.9%)
Amazon.com, Inc.*	2,004,083	387,289,040
eBay, Inc.	110,732	5,948,523
Etsy, Inc.*	25,589	1,509,239

		394,746,802

Distributors (0.1%)
Genuine Parts Co.	30,484	4,216,547
LKQ Corp.	58,381	2,428,066
Pool Corp.	8,388	2,577,884

		9,222,497

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	96,617	14,650,036
Booking Holdings, Inc.	7,425	29,414,137
Caesars Entertainment, Inc.*	47,360	1,882,086
Carnival Corp.*	221,046	4,137,981
Chipotle Mexican Grill, Inc.*	301,000	18,857,650
Darden Restaurants, Inc.	26,120	3,952,478
Domino’s Pizza, Inc.	7,633	3,941,147
Expedia Group, Inc.*	27,781	3,500,128
Hilton Worldwide Holdings, Inc.	54,720	11,939,904
Las Vegas Sands Corp.	79,890	3,535,133
Marriott International, Inc., Class A	52,504	12,693,892
McDonald’s Corp.	157,713	40,191,581
MGM Resorts International*	54,916	2,440,467
Norwegian Cruise Line Holdings Ltd.*	93,891	1,764,212
Royal Caribbean Cruises Ltd.*	51,812	8,260,387
Starbucks Corp.	247,878	19,297,302
Wynn Resorts Ltd.	20,665	1,849,518
Yum! Brands, Inc.	61,632	8,163,775

		190,471,814

Household Durables (0.3%)
DR Horton, Inc.	64,859	9,140,579
Garmin Ltd.	33,627	5,478,511
Lennar Corp., Class A	53,586	8,030,934
Mohawk Industries, Inc.*	11,600	1,317,644
NVR, Inc.*	685	5,198,163
PulteGroup, Inc.	46,031	5,068,013

		34,233,844

Leisure Products (0.0%)†
Hasbro, Inc.	28,638	1,675,323

Specialty Retail (1.8%)
AutoZone, Inc.*	3,787	11,225,047
Bath & Body Works, Inc.	48,946	1,911,341
Best Buy Co., Inc.	42,138	3,551,812
CarMax, Inc.*	34,442	2,525,976
Home Depot, Inc. (The)	216,875	74,657,050
Lowe’s Cos., Inc.	125,217	27,605,340
O’Reilly Automotive, Inc.*	12,888	13,610,501
Ross Stores, Inc.	73,378	10,663,291
TJX Cos., Inc. (The)	247,835	27,286,634
Tractor Supply Co.	23,593	6,370,110
Ulta Beauty, Inc.*	10,490	4,047,776

		183,454,878

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	5,617	5,436,975
Lululemon Athletica, Inc.*	25,075	7,489,902
NIKE, Inc., Class B	265,114	19,981,642
Ralph Lauren Corp.	8,544	1,495,713
Tapestry, Inc.	50,283	2,151,610

		36,555,842

Total Consumer Discretionary		998,673,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.7%)
Beverages (1.3%)
Brown-Forman Corp., Class B	39,175	$1,691,968
Coca-Cola Co. (The)	848,470	54,005,116
Constellation Brands, Inc., Class A	35,233	9,064,746
Keurig Dr Pepper, Inc.	228,422	7,629,295
Molson Coors Beverage Co., Class B	39,792	2,022,627
Monster Beverage Corp.*	155,220	7,753,239
PepsiCo, Inc.	300,856	49,620,180

		131,787,171

Consumer Staples Distribution & Retail (1.9%)
Costco Wholesale Corp.	97,056	82,496,629
Dollar General Corp.	48,072	6,356,561
Dollar Tree, Inc.*	45,350	4,842,020
Kroger Co. (The)	146,488	7,314,146
Sysco Corp.	108,977	7,779,868
Target Corp.	101,242	14,987,866
Walgreens Boots Alliance, Inc.	156,699	1,895,274
Walmart, Inc.	934,809	63,295,917

		188,968,281

Food Products (0.7%)
Archer-Daniels-Midland Co.	108,202	6,540,811
Bunge Global SA	30,986	3,308,375
Campbell Soup Co.	43,056	1,945,701
Conagra Brands, Inc.	104,618	2,973,244
General Mills, Inc.	123,545	7,815,457
Hershey Co. (The)	32,304	5,938,444
Hormel Foods Corp.	63,523	1,936,816
J M Smucker Co. (The)	23,235	2,533,544
Kellanova	57,609	3,322,887
Kraft Heinz Co. (The)	172,728	5,565,296
Lamb Weston Holdings, Inc.	31,598	2,656,760
McCormick & Co., Inc. (Non-Voting)	55,091	3,908,156
Mondelez International, Inc., Class A	293,541	19,209,323
Tyson Foods, Inc., Class A	62,591	3,576,450

		71,231,264

Household Products (1.2%)
Church & Dwight Co., Inc.	53,511	5,548,020
Clorox Co. (The)	27,177	3,708,845
Colgate-Palmolive Co.	179,544	17,422,950
Kimberly-Clark Corp.	73,685	10,183,267
Procter & Gamble Co. (The)	516,488	85,179,201

		122,042,283

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	50,994	5,425,762
Kenvue, Inc.	419,035	7,618,056

		13,043,818

Tobacco (0.5%)
Altria Group, Inc.	375,882	17,121,425
Philip Morris International, Inc.	344,623	34,920,649

		52,042,074

Total Consumer Staples		579,114,891

Energy (3.6%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	218,400	7,681,128
Halliburton Co.	193,738	6,544,469
Schlumberger NV	312,794	14,757,621

		28,983,218

Oil, Gas & Consumable Fuels (3.3%)
APA Corp.	78,794	2,319,695
Chevron Corp.	375,080	58,670,014
ConocoPhillips	255,939	29,274,303
Coterra Energy, Inc.	162,867	4,343,663
Devon Energy Corp.	138,306	6,555,704
Diamondback Energy, Inc.	39,028	7,813,015
EOG Resources, Inc.	125,769	15,830,544
EQT Corp.	96,637	3,573,636
Exxon Mobil Corp.#	981,692	113,012,383
Hess Corp.	60,483	8,922,452
Kinder Morgan, Inc.	422,547	8,396,009
Marathon Oil Corp.	123,433	3,538,824
Marathon Petroleum Corp.	77,103	13,375,829
Occidental Petroleum Corp.	145,523	9,172,315
ONEOK, Inc.	127,724	10,415,892
Phillips 66	92,777	13,097,329
Targa Resources Corp.	48,520	6,248,406
Valero Energy Corp.	71,559	11,217,589
Williams Cos., Inc. (The)	266,710	11,335,175

		337,112,777

Total Energy		366,095,995

Financials (12.3%)
Banks (3.2%)
Bank of America Corp.	1,488,914	59,214,110
Citigroup, Inc.	417,421	26,489,537
Citizens Financial Group, Inc.	99,576	3,587,723
Fifth Third Bancorp	149,695	5,462,370
Huntington Bancshares, Inc.	317,152	4,180,063
JPMorgan Chase & Co.	628,431	127,106,454
KeyCorp	206,334	2,932,006
M&T Bank Corp.	36,514	5,526,759
PNC Financial Services Group, Inc. (The)	87,077	13,538,732
Regions Financial Corp.	200,418	4,016,377
Truist Financial Corp.	292,827	11,376,329
US Bancorp	341,488	13,557,074
Wells Fargo & Co.	762,939	45,310,947

		322,298,481

Capital Markets (2.8%)
Ameriprise Financial, Inc.	21,736	9,285,402
Bank of New York Mellon Corp. (The)	163,651	9,801,058
BlackRock, Inc.	30,568	24,066,798
Blackstone, Inc.	156,392	19,361,330
Cboe Global Markets, Inc.	23,012	3,913,421
Charles Schwab Corp. (The)	326,707	24,075,039
CME Group, Inc.	78,795	15,491,097
FactSet Research Systems, Inc.	8,341	3,405,380
Franklin Resources, Inc.	65,623	1,466,674
Goldman Sachs Group, Inc. (The)	70,567	31,918,865
Intercontinental Exchange, Inc.	125,522	17,182,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Ltd.	98,440	$1,472,662
KKR & Co., Inc.	145,648	15,327,995
MarketAxess Holdings, Inc.	8,293	1,662,995
Moody’s Corp.	34,365	14,465,259
Morgan Stanley	273,849	26,615,384
MSCI, Inc.	17,337	8,352,100
Nasdaq, Inc.	83,270	5,017,850
Northern Trust Corp.	44,773	3,760,037
Raymond James Financial, Inc.	40,824	5,046,255
S&P Global, Inc.	70,050	31,242,300
State Street Corp.	65,927	4,878,598
T. Rowe Price Group, Inc.	48,867	5,634,854

		283,444,060

Consumer Finance (0.5%)
American Express Co.	124,355	28,794,400
Capital One Financial Corp.	83,619	11,577,051
Discover Financial Services	54,841	7,173,751
Synchrony Financial	87,873	4,146,727

		51,691,929

Financial Services (3.8%)
Berkshire Hathaway, Inc., Class B*	396,176	161,164,397
Corpay, Inc.*	15,378	4,096,853
Fidelity National Information Services, Inc.	121,729	9,173,497
Fiserv, Inc.*	128,043	19,083,529
Global Payments, Inc.	55,858	5,401,469
Jack Henry & Associates, Inc.	15,953	2,648,517
Mastercard, Inc., Class A	179,666	79,261,453
PayPal Holdings, Inc.*	228,915	13,283,937
Visa, Inc., Class A	344,484	90,416,715

		384,530,367

Insurance (2.0%)
Aflac, Inc.	113,157	10,106,052
Allstate Corp. (The)	57,755	9,221,163
American International Group, Inc.	145,236	10,782,321
Aon plc, Class A	47,582	13,969,124
Arch Capital Group Ltd.*	81,839	8,256,737
Arthur J Gallagher & Co.	47,816	12,399,167
Assurant, Inc.	11,377	1,891,426
Brown & Brown, Inc.	51,811	4,632,422
Chubb Ltd.	88,862	22,666,919
Cincinnati Financial Corp.	34,261	4,046,224
Everest Group Ltd.	9,510	3,623,500
Globe Life, Inc.	18,375	1,511,895
Hartford Financial Services Group, Inc. (The)	64,722	6,507,150
Loews Corp.	39,731	2,969,495
Marsh & McLennan Cos., Inc.	107,827	22,721,305
MetLife, Inc.	130,722	9,175,377
Principal Financial Group, Inc.	47,189	3,701,977
Progressive Corp. (The)	128,173	26,622,814
Prudential Financial, Inc.	78,563	9,206,798
Travelers Cos., Inc. (The)	50,112	10,189,774
W R Berkley Corp.	43,861	3,446,597
Willis Towers Watson plc	22,373	5,864,858

		203,513,095

Total Financials		1,245,477,932

Health Care (11.6%)
Biotechnology (1.9%)
AbbVie, Inc.	386,439	66,282,017
Amgen, Inc.	117,392	36,679,130
Biogen, Inc.*	31,862	7,386,249
Gilead Sciences, Inc.	272,640	18,705,830
Incyte Corp.*	40,785	2,472,387
Moderna, Inc.*	72,965	8,664,594
Regeneron Pharmaceuticals, Inc.*	23,212	24,396,508
Vertex Pharmaceuticals, Inc.*	56,472	26,469,556

		191,056,271

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	380,698	39,558,329
Align Technology, Inc.*	15,321	3,698,949
Baxter International, Inc.	111,516	3,730,210
Becton Dickinson & Co.	63,246	14,781,223
Boston Scientific Corp.*	321,732	24,776,581
Cooper Cos., Inc. (The)	43,495	3,797,113
Dexcom, Inc.*	87,028	9,867,235
Edwards Lifesciences Corp.*	131,872	12,181,017
GE HealthCare Technologies, Inc.	92,900	7,238,768
Hologic, Inc.*	51,072	3,792,096
IDEXX Laboratories, Inc.*	18,073	8,805,166
Insulet Corp.*	15,327	3,092,989
Intuitive Surgical, Inc.*	77,623	34,530,591
Medtronic plc	290,578	22,871,394
ResMed, Inc.	32,149	6,153,961
Solventum Corp.*	30,236	1,598,880
STERIS plc	21,624	4,747,333
Stryker Corp.	74,196	25,245,189
Teleflex, Inc.	10,308	2,168,082
Zimmer Biomet Holdings, Inc.	45,021	4,886,129

		237,521,235

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	53,302	5,240,653
Cencora, Inc.	36,228	8,162,168
Centene Corp.*	116,784	7,742,779
Cigna Group (The)	62,166	20,550,215
CVS Health Corp.	274,724	16,225,199
DaVita, Inc.*	11,323	1,569,028
Elevance Health, Inc.	50,862	27,560,083
HCA Healthcare, Inc.	42,414	13,626,770
Henry Schein, Inc.*	28,022	1,796,210
Humana, Inc.	26,370	9,853,151
Labcorp Holdings, Inc.	18,447	3,754,149
McKesson Corp.	28,446	16,613,602
Molina Healthcare, Inc.*	12,824	3,812,575
Quest Diagnostics, Inc.	24,311	3,327,690
UnitedHealth Group, Inc.	201,415	102,572,603
Universal Health Services, Inc., Class B	13,060	2,415,186

		244,822,061

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	64,132	8,313,431
Bio-Rad Laboratories, Inc., Class A*	4,464	1,219,163
Bio-Techne Corp.	34,486	2,470,922
Charles River Laboratories International, Inc.*	11,273	2,328,776
Danaher Corp.	144,261	36,043,611

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
IQVIA Holdings, Inc.*	39,872	$8,430,536
Mettler-Toledo International, Inc.*	4,674	6,532,336
Revvity, Inc.	27,003	2,831,534
Thermo Fisher Scientific, Inc.	83,534	46,194,302
Waters Corp.*	12,981	3,766,048
West Pharmaceutical Services, Inc.	15,941	5,250,806

		123,381,465

Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	443,607	18,422,999
Catalent, Inc.*	39,605	2,226,989
Eli Lilly and Co.	174,707	158,176,223
Johnson & Johnson	526,673	76,978,526
Merck & Co., Inc.	554,275	68,619,245
Pfizer, Inc.	1,240,067	34,697,075
Viatris, Inc.	260,565	2,769,806
Zoetis, Inc.	99,855	17,310,863

		379,201,726

Total Health Care		1,175,982,758

Industrials (8.1%)
Aerospace & Defense (1.8%)
Axon Enterprise, Inc.*	15,524	4,567,782
Boeing Co. (The)*	126,281	22,984,405
General Dynamics Corp.	49,754	14,435,625
General Electric Co.	239,542	38,079,992
Howmet Aerospace, Inc.	84,860	6,587,682
Huntington Ingalls Industries, Inc.	8,629	2,125,582
L3Harris Technologies, Inc.	41,509	9,322,091
Lockheed Martin Corp.	46,732	21,828,517
Northrop Grumman Corp.	30,443	13,271,626
RTX Corp.	290,947	29,208,169
Textron, Inc.	41,732	3,583,109
TransDigm Group, Inc.	12,246	15,645,612

		181,640,192

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	25,625	2,258,075
Expeditors International of Washington, Inc.	30,911	3,857,384
FedEx Corp.	49,273	14,774,016
United Parcel Service, Inc., Class B	159,620	21,843,997

		42,733,472

Building Products (0.5%)
A.O. Smith Corp.	26,432	2,161,609
Allegion plc	19,135	2,260,800
Builders FirstSource, Inc.*	26,711	3,697,070
Carrier Global Corp.	183,918	11,601,547
Johnson Controls International plc	146,626	9,746,230
Masco Corp.	48,198	3,213,361
Trane Technologies plc	49,534	16,293,219

		48,973,836

Commercial Services & Supplies (0.6%)
Cintas Corp.	18,873	13,216,007
Copart, Inc.*	191,468	10,369,907
Republic Services, Inc.	44,797	8,705,849
Rollins, Inc.	61,461	2,998,682
Veralto Corp.	48,077	4,589,911
Waste Management, Inc.	79,873	17,040,106

		56,920,462

Construction & Engineering (0.1%)
Quanta Services, Inc.	32,035	8,139,773

Electrical Equipment (0.7%)
AMETEK, Inc.	50,654	8,444,528
Eaton Corp. plc	87,492	27,433,117
Emerson Electric Co.	125,197	13,791,701
GE Vernova, Inc.*	59,980	10,287,170
Generac Holdings, Inc.*	13,265	1,753,898
Hubbell, Inc., Class B	11,749	4,294,025
Rockwell Automation, Inc.	24,948	6,867,685

		72,872,124

Ground Transportation (1.0%)
CSX Corp.	427,813	14,310,345
JB Hunt Transport Services, Inc.	17,841	2,854,560
Norfolk Southern Corp.	49,439	10,614,059
Old Dominion Freight Line, Inc.	38,991	6,885,811
Uber Technologies, Inc.*	457,267	33,234,165
Union Pacific Corp.	133,518	30,209,783

		98,108,723

Industrial Conglomerates (0.4%)
3M Co.	121,097	12,374,903
Honeywell International, Inc.	142,504	30,430,304

		42,805,207

Machinery (1.6%)
Caterpillar, Inc.	107,023	35,649,361
Cummins, Inc.	29,933	8,289,346
Deere & Co.	56,651	21,166,513
Dover Corp.	30,075	5,427,034
Fortive Corp.	77,037	5,708,442
IDEX Corp.	16,565	3,332,878
Illinois Tool Works, Inc.	59,424	14,081,111
Ingersoll Rand, Inc.	88,286	8,019,900
Nordson Corp.	11,890	2,757,767
Otis Worldwide Corp.	88,481	8,517,181
PACCAR, Inc.	114,703	11,807,527
Parker-Hannifin Corp.	28,130	14,228,435
Pentair plc	36,333	2,785,651
Snap-on, Inc.	11,537	3,015,656
Stanley Black & Decker, Inc.	33,675	2,690,296
Westinghouse Air Brake Technologies Corp.	38,600	6,100,730
Xylem, Inc.	53,057	7,196,121

		160,773,949

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	143,577	1,626,728
Delta Air Lines, Inc.	141,219	6,699,429
Southwest Airlines Co.	130,965	3,746,909
United Airlines Holdings, Inc.*	71,955	3,501,330

		15,574,396

Professional Services (0.6%)
Automatic Data Processing, Inc.	89,569	21,379,224
Broadridge Financial Solutions, Inc.	25,862	5,094,814
Dayforce, Inc.*	34,555	1,713,928
Equifax, Inc.	27,051	6,558,785
Jacobs Solutions, Inc.	27,401	3,828,194
Leidos Holdings, Inc.	29,590	4,316,589
Paychex, Inc.	70,109	8,312,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Paycom Software, Inc.	10,521	$1,504,924
Verisk Analytics, Inc.	31,223	8,416,160

		61,124,741

Trading Companies & Distributors (0.3%)
Fastenal Co.	125,295	7,873,538
United Rentals, Inc.	14,572	9,424,149
WW Grainger, Inc.	9,569	8,633,535

		25,931,222

Total Industrials		815,598,097

Information Technology (32.2%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	55,546	19,467,762
Cisco Systems, Inc.	886,117	42,099,419
F5, Inc.*	12,826	2,209,022
Juniper Networks, Inc.	71,120	2,593,035
Motorola Solutions, Inc.	36,499	14,090,439

		80,459,677

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	262,870	17,709,552
CDW Corp.	29,411	6,583,358
Corning, Inc.	168,715	6,554,578
Jabil, Inc.	26,391	2,871,077
Keysight Technologies, Inc.*	38,200	5,223,850
TE Connectivity Ltd.	67,014	10,080,916
Teledyne Technologies, Inc.*	10,378	4,026,457
Trimble, Inc.*	53,442	2,988,477
Zebra Technologies Corp., Class A*	11,252	3,476,080

		59,514,345

IT Services (1.0%)
Accenture plc, Class A	137,590	41,746,182
Akamai Technologies, Inc.*	33,333	3,002,637
Cognizant Technology Solutions Corp., Class A	108,806	7,398,808
EPAM Systems, Inc.*	12,687	2,386,552
Gartner, Inc.*	16,988	7,628,631
GoDaddy, Inc., Class A*	30,843	4,309,075
International Business Machines Corp.	201,025	34,767,274
VeriSign, Inc.*	18,963	3,371,621

		104,610,780

Semiconductors & Semiconductor Equipment (11.9%)
Advanced Micro Devices, Inc.*	353,711	57,375,461
Analog Devices, Inc.	108,524	24,771,688
Applied Materials, Inc.	181,832	42,910,534
Broadcom, Inc.	95,041	152,591,177
Enphase Energy, Inc.*	29,776	2,968,965
First Solar, Inc.*	23,425	5,281,401
Intel Corp.	931,594	28,851,466
KLA Corp.	29,464	24,293,363
Lam Research Corp.	28,611	30,466,423
Microchip Technology, Inc.	118,258	10,820,607
Micron Technology, Inc.	242,334	31,874,191
Monolithic Power Systems, Inc.	10,651	8,751,714
NVIDIA Corp.	5,383,056	665,022,738
NXP Semiconductors NV	55,953	15,056,393
ON Semiconductor Corp.*	94,151	6,454,051
Qorvo, Inc.*	21,128	2,451,693
QUALCOMM, Inc.	244,661	48,731,578
Skyworks Solutions, Inc.	35,112	3,742,237
Teradyne, Inc.	34,163	5,066,031
Texas Instruments, Inc.	199,248	38,759,713

		1,206,241,424

Software (10.9%)
Adobe, Inc.*	98,039	54,464,586
ANSYS, Inc.*	19,105	6,142,257
Autodesk, Inc.*	46,813	11,583,877
Cadence Design Systems, Inc.*	59,553	18,327,436
Crowdstrike Holdings, Inc., Class A*	50,479	19,343,048
Fair Isaac Corp.*	5,408	8,050,673
Fortinet, Inc.*	138,758	8,362,945
Gen Digital, Inc.	120,582	3,012,138
Intuit, Inc.	61,270	40,267,257
Microsoft Corp.	1,626,472	726,951,660
Oracle Corp.	348,858	49,258,750
Palo Alto Networks, Inc.*	70,707	23,970,380
PTC, Inc.*	26,205	4,760,662
Roper Technologies, Inc.	23,426	13,204,299
Salesforce, Inc.	212,547	54,645,834
ServiceNow, Inc.*	44,862	35,291,590
Synopsys, Inc.*	33,382	19,864,293
Tyler Technologies, Inc.*	9,291	4,671,329

		1,102,173,014

Technology Hardware, Storage & Peripherals (7.0%)
Apple, Inc.	3,154,342	664,367,512
Hewlett Packard Enterprise Co.	284,490	6,022,653
HP, Inc.	188,867	6,614,122
NetApp, Inc.	45,163	5,816,995
Seagate Technology Holdings plc	42,737	4,413,450
Super Micro Computer, Inc.*	11,020	9,029,237
Western Digital Corp.*	71,456	5,414,221

		701,678,190

Total Information Technology		3,254,677,430

Materials (2.1%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	48,649	12,553,874
Albemarle Corp.	25,719	2,456,679
Celanese Corp.	21,989	2,966,096
CF Industries Holdings, Inc.	40,000	2,964,800
Corteva, Inc.	152,525	8,227,199
Dow, Inc.	153,888	8,163,758
DuPont de Nemours, Inc.	91,497	7,364,594
Eastman Chemical Co.	25,746	2,522,336
Ecolab, Inc.	55,619	13,237,322
FMC Corp.	27,315	1,571,978
International Flavors & Fragrances, Inc.	56,114	5,342,614
Linde plc	105,199	46,162,373
LyondellBasell Industries NV, Class A	56,294	5,385,084
Mosaic Co. (The)	70,333	2,032,624
PPG Industries, Inc.	51,506	6,484,090
Sherwin-Williams Co. (The)	51,047	15,233,956

		142,669,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,489	$7,308,340
Vulcan Materials Co.	28,942	7,197,297

		14,505,637

Containers & Packaging (0.2%)
Amcor plc	316,296	3,093,375
Avery Dennison Corp.	17,628	3,854,362
Ball Corp.	67,923	4,076,738
International Paper Co.	76,009	3,279,788
Packaging Corp. of America	19,508	3,561,381
Westrock Co.	56,493	2,839,338

		20,704,982

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	314,359	15,277,847
Newmont Corp.	252,351	10,565,936
Nucor Corp.	52,469	8,294,300
Steel Dynamics, Inc.	32,323	4,185,829

		38,323,912

Total Materials		216,203,908

Real Estate (2.1%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	34,444	4,028,915
Healthpeak Properties, Inc. (REIT)	154,014	3,018,674
Ventas, Inc. (REIT)	88,580	4,540,611
Welltower, Inc. (REIT)	130,847	13,640,800

		25,229,000

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	154,290	2,774,134

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	202,610	22,755,129

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	31,621	1,946,589

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	66,002	5,881,438
CoStar Group, Inc.*	89,361	6,625,225

		12,506,663

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	31,073	6,428,693
Camden Property Trust (REIT)	23,314	2,543,790
Equity Residential (REIT)	75,470	5,233,090
Essex Property Trust, Inc. (REIT)	14,051	3,824,682
Invitation Homes, Inc. (REIT)	126,003	4,522,248
Mid-America Apartment Communities, Inc. (REIT)	25,566	3,645,967
UDR, Inc. (REIT)	66,300	2,728,245

		28,926,715

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,516	1,667,620
Kimco Realty Corp. (REIT)	146,047	2,842,075
Realty Income Corp. (REIT)	190,559	10,065,326
Regency Centers Corp. (REIT)	35,989	2,238,516
Simon Property Group, Inc. (REIT)	71,327	10,827,439

		27,640,976

Specialized REITs (0.9%)
American Tower Corp. (REIT)	102,192	19,864,081
Crown Castle, Inc. (REIT)	95,090	9,290,293
Digital Realty Trust, Inc. (REIT)	71,013	10,797,527
Equinix, Inc. (REIT)	20,769	15,713,825
Extra Space Storage, Inc. (REIT)	46,334	7,200,767
Iron Mountain, Inc. (REIT)	64,149	5,749,033
Public Storage (REIT)	34,610	9,955,567
SBA Communications Corp. (REIT)	23,513	4,615,602
VICI Properties, Inc. (REIT), Class A	228,288	6,538,168
Weyerhaeuser Co. (REIT)	159,537	4,529,255

		94,254,118

Total Real Estate		216,033,324

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	56,105	2,855,745
American Electric Power Co., Inc.	115,354	10,121,160
Constellation Energy Corp.	68,985	13,815,626
Duke Energy Corp.	168,893	16,928,145
Edison International	84,199	6,046,330
Entergy Corp.	46,730	5,000,110
Evergy, Inc.	50,317	2,665,291
Eversource Energy	77,087	4,371,604
Exelon Corp.	218,844	7,574,191
FirstEnergy Corp.	113,350	4,337,905
NextEra Energy, Inc.	449,610	31,836,884
NRG Energy, Inc.	45,622	3,552,129
PG&E Corp.	467,664	8,165,413
Pinnacle West Capital Corp.	24,851	1,898,119
PPL Corp.	161,446	4,463,982
Southern Co. (The)	239,283	18,561,182
Xcel Energy, Inc.	121,595	6,494,389

		148,688,205

Gas Utilities (0.0%)†
Atmos Energy Corp.	33,018	3,851,550

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	155,521	2,732,504
Vistra Corp.	71,475	6,145,420

		8,877,924

Multi-Utilities (0.6%)
Ameren Corp.	58,358	4,149,837
CenterPoint Energy, Inc.	139,996	4,337,076
CMS Energy Corp.	65,353	3,890,464
Consolidated Edison, Inc.	75,682	6,767,485
Dominion Energy, Inc.	183,433	8,988,217
DTE Energy Co.	45,286	5,027,199
NiSource, Inc.	98,106	2,826,434
Public Service Enterprise Group, Inc.	108,999	8,033,226
Sempra	138,491	10,533,626
WEC Energy Group, Inc.	69,114	5,422,684

		59,976,248

Water Utilities (0.1%)
American Water Works Co., Inc.	42,635	5,506,737

Total Utilities		226,900,664

Total Common Stocks (99.2%) (Cost $2,579,596,045)		10,032,094,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	49,725	$49,725

Total Short-Term Investments (0.0%)† (Cost $49,725)		49,725

Total Investments in Securities (99.2%) (Cost $2,579,645,770)		10,032,144,231
Other Assets Less Liabilities (0.8%)		82,805,240

Net Assets (100%)		$10,114,949,471

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,585,840.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $48,263. This was collateralized by cash of $49,725 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	305	9/2024	USD	84,202,875	314,400

					314,400

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$937,336,163	$—	$—	$937,336,163
Consumer Discretionary	998,673,344	—	—	998,673,344
Consumer Staples	579,114,891	—	—	579,114,891
Energy	366,095,995	—	—	366,095,995
Financials	1,245,477,932	—	—	1,245,477,932
Health Care	1,175,982,758	—	—	1,175,982,758
Industrials	815,598,097	—	—	815,598,097
Information Technology	3,254,677,430	—	—	3,254,677,430
Materials	216,203,908	—	—	216,203,908
Real Estate	216,033,324	—	—	216,033,324
Utilities	226,900,664	—	—	226,900,664
Futures	314,400	—	—	314,400
Short-Term Investments
Investment Companies	49,725	—	—	49,725

Total Assets	$10,032,458,631	$—	$—	$10,032,458,631

Total Liabilities	$—	$—	$—	$—

Total	$10,032,458,631	$—	$—	$10,032,458,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$314,400	*

Total		$314,400

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$10,108,001	$10,108,001

Total	$10,108,001	$10,108,001

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,314,840)	$(2,314,840)

Total	$(2,314,840)	$(2,314,840)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$77,961,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,430,702
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$133,872,291

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,647,350,347
Aggregate gross unrealized depreciation	(212,756,284)

Net unrealized appreciation	$7,434,594,063

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,597,864,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $2,579,645,770)	$10,032,144,231
Cash	84,881,060
Dividends, interest and other receivables	5,142,757
Receivable for Portfolio shares sold	3,285,895
Securities lending income receivable	7,550
Other assets	109,298

Total assets	10,125,570,791

LIABILITIES
Payable for Portfolio shares repurchased	5,715,402
Investment management fees payable	1,477,141
Distribution fees payable – Class IB	1,302,843
Administrative fees payable	755,475
Distribution fees payable – Class IA	660,968
Due to broker for futures variation margin	373,625
Payable for return of collateral on securities loaned	49,725
Accrued expenses	286,141

Total liabilities	10,621,320

Commitments and contingent liabilities^
NET ASSETS	$10,114,949,471

Net assets were comprised of:
Paid in capital	$2,503,388,939
Total distributable earnings (loss)	7,611,560,532

Net assets	$10,114,949,471

Class IA
Net asset value, offering and redemption price per share, $3,251,058,866 / 40,298,721 shares outstanding (unlimited amount authorized: $0.01 par value)	$80.67

Class IB
Net asset value, offering and redemption price per share, $6,419,036,626 / 80,071,914 shares outstanding (unlimited amount authorized: $0.01 par value)	$80.17

Class K
Net asset value, offering and redemption price per share, $444,853,979 / 5,505,053 shares outstanding (unlimited amount authorized: $0.01 par value)	$80.81

(x)	Includes value of securities on loan of $48,263.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,411 foreign withholding tax)	$67,010,380
Interest	2,100,122
Securities lending (net)	15,103

Total income	69,125,605

EXPENSES
Investment management fees	9,345,087
Distribution fees – Class IB	7,467,655
Administrative fees	4,373,903
Distribution fees – Class IA	3,835,259
Printing and mailing expenses	436,834
Professional fees	181,120
Trustees’ fees	153,926
Custodian fees	91,001
Miscellaneous	75,528

Gross expenses	25,960,313
Less: Waiver from investment manager	(897,331)

Net expenses	25,062,982

NET INVESTMENT INCOME (LOSS)	44,062,623

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	80,519,767
Futures contracts	10,108,001

Net realized gain (loss)	90,627,768

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,194,301,261
Futures contracts	(2,314,840)

Net change in unrealized appreciation (depreciation)	1,191,986,421

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,282,614,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,326,676,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,062,623	$85,342,246
Net realized gain (loss)	90,627,768	99,206,129
Net change in unrealized appreciation (depreciation)	1,191,986,421	1,647,849,645

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,326,676,812	1,832,398,020

Distributions to shareholders:
Class IA	—	(52,512,025)
Class IB	—	(100,862,069)
Class K	—	(8,367,902)

Total distributions to shareholders	—	(161,741,996)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 978,005 and 1,821,276 shares, respectively ]	73,863,660	117,227,086
Capital shares issued in reinvestment of dividends and distributions [ 0 and 760,084 shares, respectively ]	—	52,512,025
Capital shares repurchased [ (2,157,363) and (3,899,412) shares, respectively ]	(163,037,997)	(250,104,818)

Total Class IA transactions	(89,174,337)	(80,365,707)

Class IB
Capital shares sold [ 4,026,751 and 7,823,684 shares, respectively ]	301,840,961	496,042,484
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,469,108 shares, respectively ]	—	100,862,069
Capital shares repurchased [ (4,036,401) and (7,841,198) shares, respectively ]	(302,910,055)	(497,478,842)

Total Class IB transactions	(1,069,094)	99,425,711

Class K
Capital shares sold [ 246,252 and 493,262 shares, respectively ]	18,417,870	31,540,375
Capital shares issued in reinvestment of dividends and distributions [ 0 and 121,012 shares, respectively ]	—	8,367,902
Capital shares repurchased [ (635,392) and (794,211) shares, respectively ]	(48,688,474)	(50,964,328)

Total Class K transactions	(30,270,604)	(11,056,051)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(120,514,035)	8,003,953

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,206,162,777	1,678,659,977
NET ASSETS:
Beginning of period	8,908,786,694	7,230,126,717

End of period	$10,114,949,471	$8,908,786,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IA			2023	2022	2021	2020	2019
Net asset value, beginning of period	$70.17		$56.92	$71.75	$58.15	$51.03	$40.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34		0.67	0.65	0.55	0.66	0.73
Net realized and unrealized gain (loss)	10.16		13.86	(13.91)	15.63	8.34	11.62

Total from investment operations	10.50		14.53	(13.26)	16.18	9.00	12.35

Less distributions:
Dividends from net investment income	—		(0.71)	(0.66)	(0.57)	(0.67)	(0.76)
Distributions from net realized gains	—		(0.57)	(0.91)	(2.01)	(1.21)	(0.96)

Total dividends and distributions	—		(1.28)	(1.57)	(2.58)	(1.88)	(1.72)

Net asset value, end of period	$80.67		$70.17	$56.92	$71.75	$58.15	$51.03

Total return (b)	14.96%		25.57%	(18.55)%	27.98%	17.78%	30.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,251,059		$2,910,703	$2,436,105	$3,111,842	$2,567,471	$2,304,967
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54%		0.54%	0.55%	0.55%	0.57%	0.58%
Before waivers (a)(f)	0.56%		0.57%	0.56%	0.56%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.92%		1.05%	1.04%	0.83%	1.30%	1.55%
Before waivers (a)(f)	0.90%		1.02%	1.02%	0.82%	1.29%	1.55%
Portfolio turnover rate^	1	%(z)	2%	2%	6%	4%	4%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$69.73		$56.57	$71.32	$57.81	$50.75	$40.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34		0.67	0.64	0.55	0.66	0.73
Net realized and unrealized gain (loss)	10.10		13.77	(13.82)	15.54	8.28	11.55

Total from investment operations	10.44		14.44	(13.18)	16.09	8.94	12.28

Less distributions:
Dividends from net investment income	—		(0.71)	(0.66)	(0.57)	(0.67)	(0.76)
Distributions from net realized gains	—		(0.57)	(0.91)	(2.01)	(1.21)	(0.96)

Total dividends and distributions	—		(1.28)	(1.57)	(2.58)	(1.88)	(1.72)

Net asset value, end of period	$80.17		$69.73	$56.57	$71.32	$57.81	$50.75

Total return (b)	14.97%		25.57%	(18.55)%	27.98%	17.76%	30.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,419,037		$5,584,288	$4,448,213	$5,434,534	$4,318,446	$3,777,876
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54%		0.54%	0.55%	0.55%	0.57%	0.58%
Before waivers (a)(f)	0.56%		0.57%	0.57%	0.56%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.92%		1.05%	1.04%	0.83%	1.30%	1.55%
Before waivers (a)(f)	0.90%		1.02%	1.03%	0.82%	1.29%	1.55%
Portfolio turnover rate^	1	%(z)	2%	2%	6%	4%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$70.20		$56.93	$71.76	$58.13	$51.00	$40.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.44		0.83	0.80	0.71	0.79	0.85
Net realized and unrealized gain (loss)	10.17		13.88	(13.91)	15.65	8.34	11.62

Total from investment operations	10.61		14.71	(13.11)	16.36	9.13	12.47

Less distributions:
Dividends from net investment income	—		(0.87)	(0.81)	(0.72)	(0.79)	(0.88)
Distributions from net realized gains	—		(0.57)	(0.91)	(2.01)	(1.21)	(0.96)

Total dividends and distributions	—		(1.44)	(1.72)	(2.73)	(2.00)	(1.84)

Net asset value, end of period	$80.81		$70.20	$56.93	$71.76	$58.13	$51.00

Total return (b)	15.11%		25.88%	(18.33)%	28.30%	18.06%	31.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$444,854		$413,796	$345,809	$439,450	$366,179	$354,605
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29%		0.29%	0.30%	0.30%	0.32%	0.33%
Before waivers (a)(f)	0.31%		0.32%	0.31%	0.31%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17%		1.30%	1.29%	1.08%	1.55%	1.80%
Before waivers (a)(f)	1.15%		1.27%	1.28%	1.07%	1.55%	1.80%
Portfolio turnover rate^	1	%(z)	2%	2%	6%	4%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	320,000	$6,115,200
Cellnex Telecom SA(m)	11,300	367,530
Liberty Global Ltd., Class C(x)*	12,493	223,000

		6,705,730

Entertainment (1.6%)
Capcom Co. Ltd.	15,800	297,852
Lionsgate Studios Corp.*	2,000	16,120
Live Nation Entertainment, Inc.*	3,800	356,212
Netflix, Inc.*	8,602	5,805,318
ROBLOX Corp., Class A*	15,600	580,476
Roku, Inc.*	3,400	203,762
Sea Ltd. (ADR)*	40,705	2,907,151
Spotify Technology SA*	2,800	878,612
Take-Two Interactive Software, Inc.*	1,848	287,345
TKO Group Holdings, Inc., Class A	15,700	1,695,443
Ubisoft Entertainment SA*	30,700	672,030
Walt Disney Co. (The)	61,245	6,081,016

		19,781,337

Interactive Media & Services (7.1%)
Alphabet, Inc., Class A	181,700	33,096,655
Alphabet, Inc., Class C	79,120	14,512,191
Bumble, Inc., Class A*	26,300	276,413
Match Group, Inc.*	8,906	270,564
Meta Platforms, Inc., Class A	77,229	38,940,406
Pinterest, Inc., Class A*	18,100	797,667
Snap, Inc., Class A*	125,494	2,084,455

		89,978,351

Media (0.4%)
Altice USA, Inc., Class A*	299,169	610,305
Charter Communications, Inc., Class A*	3,500	1,046,360
Comcast Corp., Class A	37,732	1,477,585
Ibotta, Inc., Class A*	500	37,580
Liberty Broadband Corp., Class A*	29,666	1,619,764
Paramount Global, Class B(x)	5,900	61,301

		4,852,895

Total Communication Services		121,318,313

Consumer Discretionary (10.1%)
Automobile Components (0.1%)
Aptiv plc*	23,900	1,683,038

Automobiles (0.9%)
Tesla, Inc.*	57,160	11,310,820

Broadline Retail (4.7%)
Amazon.com, Inc.*	305,100	58,960,575
Etsy, Inc.*	10,400	613,392

		59,573,967

Distributors (0.1%)
LKQ Corp.	26,100	1,085,499

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	10,700	1,622,441
Booking Holdings, Inc.	1,168	4,627,032
Caesars Entertainment, Inc.*	21,500	854,410
Churchill Downs, Inc.	15,300	2,135,880
Domino’s Pizza, Inc.	2,780	1,435,397
Flutter Entertainment plc*	4,960	906,946
Marriott International, Inc., Class A	14,310	3,459,729
McDonald’s Corp.	4,200	1,070,328
Red Rock Resorts, Inc., Class A	13,690	751,992
Restaurant Brands International, Inc.	33,600	2,367,633
Starbucks Corp.	21,100	1,642,635
Yum! Brands, Inc.	26,750	3,543,305

		24,417,728

Household Durables (0.0%)†
DR Horton, Inc.	1,017	143,326

Leisure Products (0.1%)
Brunswick Corp.	6,100	443,897

Specialty Retail (1.7%)
Foot Locker, Inc.	9,900	246,708
Home Depot, Inc. (The)	10,920	3,759,101
Lowe’s Cos., Inc.	43,100	9,501,826
TJX Cos., Inc. (The)	67,070	7,384,407
Valvoline, Inc.*	22,100	954,720

		21,846,762

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	39,650	2,988,421
PVH Corp.	15,400	1,630,398
Tapestry, Inc.	43,660	1,868,211

		6,487,030

Total Consumer Discretionary		126,992,067

Consumer Staples (5.7%)
Beverages (2.0%)
Brown-Forman Corp., Class B	13,200	570,108
Coca-Cola Co. (The)	158,806	10,108,002
Constellation Brands, Inc., Class A	12,403	3,191,044
Diageo plc	9,714	305,697
Keurig Dr Pepper, Inc.	126,174	4,214,212
Monster Beverage Corp.*	63,871	3,190,356
PepsiCo, Inc.	22,403	3,694,927

		25,274,346

Consumer Staples Distribution & Retail (1.8%)
Alimentation Couche-Tard, Inc.	15,520	870,926
Costco Wholesale Corp.	10,497	8,922,345
Dollar Tree, Inc.*	4,125	440,426
Target Corp.	23,650	3,501,146
US Foods Holding Corp.*	19,100	1,011,918
Walmart, Inc.	112,963	7,648,725

		22,395,486

Food Products (0.4%)
J M Smucker Co. (The)	14,300	1,559,272
Lamb Weston Holdings, Inc.	11,041	928,327
McCormick & Co., Inc. (Non-Voting)	13,871	984,009
Mondelez International, Inc., Class A	29,031	1,899,789

		5,371,397

Household Products (1.0%)
Procter & Gamble Co. (The)	75,974	12,529,632

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	11,637	$1,238,177
Kenvue, Inc.	156,626	2,847,460

		4,085,637

Tobacco (0.2%)
Philip Morris International, Inc.	21,800	2,208,994

Total Consumer Staples		71,865,492

Energy (3.7%)
Energy Equipment & Services (0.2%)
Expro Group Holdings NV*	34,763	796,768
Weatherford International plc*	12,094	1,480,910

		2,277,678

Oil, Gas & Consumable Fuels (3.5%)
Africa Oil Corp.(x)	577,843	1,030,618
Athabasca Oil Corp.*	383,360	1,451,559
Exxon Mobil Corp.	192,430	22,152,542
Galp Energia SGPS SA	95,970	2,026,803
Hess Corp.	12,512	1,845,770
Imperial Oil Ltd.	48,481	3,305,660
Kosmos Energy Ltd.*	95,519	529,175
MEG Energy Corp.*	141,746	3,032,715
Phillips 66	15,248	2,152,560
Shell plc (ADR)	40,145	2,897,666
Valero Energy Corp.	23,182	3,634,010

		44,059,078

Total Energy		46,336,756

Financials (12.5%)
Banks (4.4%)
AIB Group plc	195,200	1,031,868
Bank of America Corp.	230,950	9,184,882
Citigroup, Inc.	81,866	5,195,216
Citizens Financial Group, Inc.	50,253	1,810,616
Eurobank Ergasias Services and Holdings SA*	705,481	1,526,936
HDFC Bank Ltd.	28,532	576,132
JPMorgan Chase & Co.	94,025	19,017,497
KeyCorp	120,607	1,713,825
M&T Bank Corp.	15,848	2,398,753
Pathward Financial, Inc.	14,511	820,887
Piraeus Financial Holdings SA*	153,692	560,616
PNC Financial Services Group, Inc. (The)	23,028	3,580,393
UMB Financial Corp.	10,869	906,692
Wells Fargo & Co.	130,751	7,765,302

		56,089,615

Capital Markets (2.8%)
Bank of New York Mellon Corp. (The)	42,683	2,556,285
BlackRock, Inc.	735	578,680
Cboe Global Markets, Inc.	13,502	2,296,150
Charles Schwab Corp. (The)	24,000	1,768,560
Intercontinental Exchange, Inc.	30,600	4,188,834
London Stock Exchange Group plc	10,460	1,242,914
LPL Financial Holdings, Inc.	6,890	1,924,377
MarketAxess Holdings, Inc.	13,377	2,682,490
Moody’s Corp.	5,447	2,292,806
Morgan Stanley	64,950	6,312,490
Northern Trust Corp.	23,000	1,931,540
State Street Corp.	34,489	2,552,186
StepStone Group, Inc., Class A	26,625	1,221,821
Tradeweb Markets, Inc., Class A	10,649	1,128,794
UBS Group AG (Registered)	52,350	1,546,419
Virtu Financial, Inc., Class A	33,324	748,124

		34,972,470

Consumer Finance (0.3%)
Discover Financial Services	18,309	2,395,000
OneMain Holdings, Inc.	18,670	905,309

		3,300,309

Financial Services (3.0%)
Apollo Global Management, Inc.	36,020	4,252,881
AvidXchange Holdings, Inc.*	10,700	129,042
Berkshire Hathaway, Inc., Class A*	4	2,448,964
Block, Inc., Class A*	85,795	5,532,920
Corpay, Inc.*	11,200	2,983,792
Fiserv, Inc.*	25,904	3,860,732
Global Payments, Inc.	16,488	1,594,390
PayPal Holdings, Inc.*	16,800	974,904
UWM Holdings Corp., Class A(x)	132,698	919,597
Visa, Inc., Class A	58,116	15,253,706

		37,950,928

Insurance (2.0%)
Arthur J Gallagher & Co.	13,253	3,436,635
Chubb Ltd.	19,909	5,078,388
Direct Line Insurance Group plc	369,633	938,244
Everest Group Ltd.	2,778	1,058,474
Fairfax Financial Holdings Ltd.	1,974	2,245,675
Hartford Financial Services Group, Inc. (The)	27,203	2,734,990
Marsh & McLennan Cos., Inc.	21,841	4,602,335
Progressive Corp. (The)	12,619	2,621,092
Prudential plc	38,276	347,596
Unum Group	44,423	2,270,459

		25,333,888

Total Financials		157,647,210

Health Care (11.6%)
Biotechnology (1.4%)
Argenx SE (ADR)*	4,600	1,978,184
Exact Sciences Corp.*	10,300	435,175
Gilead Sciences, Inc.	54,970	3,771,492
Moderna, Inc.*	29,177	3,464,769
Regeneron Pharmaceuticals, Inc.*	7,517	7,900,592
Vertex Pharmaceuticals, Inc.*	1,378	645,896

		18,196,108

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	31,900	3,314,729
Boston Scientific Corp.*	206,137	15,874,610
Insulet Corp.*	3,700	746,660
Intuitive Surgical, Inc.*	16,874	7,506,399
Penumbra, Inc.*	3,076	553,588
Stryker Corp.	30,190	10,272,147

		38,268,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.3%)
Cencora, Inc.	20,930	$4,715,529
Elevance Health, Inc.	13,100	7,098,366
Surgery Partners, Inc.*	68,086	1,619,766
Tenet Healthcare Corp.*	20,800	2,767,024
UnitedHealth Group, Inc.	24,235	12,341,916

		28,542,601

Life Sciences Tools & Services (0.5%)
Danaher Corp.	21,292	5,319,806
Thermo Fisher Scientific, Inc.	2,569	1,420,657

		6,740,463

Pharmaceuticals (4.4%)
AstraZeneca plc (ADR)	69,991	5,458,598
Eli Lilly and Co.	26,843	24,303,115
Indivior plc*	100,310	1,572,343
Merck & Co., Inc.	110,638	13,696,985
Royalty Pharma plc, Class A	96,375	2,541,409
Teva Pharmaceutical Industries Ltd. (ADR)*	77,600	1,261,000
UCB SA	41,524	6,168,007

		55,001,457

Total Health Care		146,748,762

Industrials (8.2%)
Aerospace & Defense (2.3%)
Boeing Co. (The)*	26,095	4,749,551
General Electric Co.	54,783	8,708,854
Howmet Aerospace, Inc.	41,280	3,204,566
Lockheed Martin Corp.	12,085	5,644,904
Northrop Grumman Corp.	4,329	1,887,228
RTX Corp.	14,659	1,471,617
TransDigm Group, Inc.	2,840	3,628,412

		29,295,132

Air Freight & Logistics (0.2%)
FedEx Corp.	7,230	2,167,843

Building Products (0.8%)
Trane Technologies plc	30,529	10,041,904

Construction & Engineering (0.2%)
Quanta Services, Inc.	8,870	2,253,778

Electrical Equipment (1.1%)
AMETEK, Inc.	39,827	6,639,559
Eaton Corp. plc	17,080	5,355,434
GE Vernova, Inc.*	13,700	2,349,687

		14,344,680

Ground Transportation (1.1%)
CSX Corp.	101,970	3,410,897
Old Dominion Freight Line, Inc.	22,700	4,008,820
Uber Technologies, Inc.*	38,865	2,824,708
Union Pacific Corp.	15,590	3,527,393

		13,771,818

Machinery (2.4%)
Caterpillar, Inc.	14,626	4,871,921
Deere & Co.	3,890	1,453,421
Dover Corp.	30,880	5,572,296
Fortive Corp.	52,202	3,868,168
Ingersoll Rand, Inc.	68,580	6,229,807
Parker-Hannifin Corp.	15,974	8,079,809

		30,075,422

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	18,940	898,514

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.	142,224	1,316,994

Total Industrials		104,166,085

Information Technology (30.7%)
Electronic Equipment, Instruments & Components (0.1%)
Hon Hai Precision Industry Co. Ltd.	163,000	1,075,228

IT Services (0.7%)
Capgemini SE	11,600	2,306,955
EPAM Systems, Inc.*	7,400	1,392,014
MongoDB, Inc.*	9,500	2,374,620
Snowflake, Inc., Class A*	8,700	1,175,283
Twilio, Inc., Class A*	21,900	1,244,139

		8,493,011

Semiconductors & Semiconductor Equipment (11.8%)
Advanced Micro Devices, Inc.*	26,800	4,347,228
Alchip Technologies Ltd.	10,000	756,747
ASML Holding NV	6,300	6,505,443
Astera Labs, Inc.(x)*	2,200	133,122
Lattice Semiconductor Corp.*	22,100	1,281,579
Marvell Technology, Inc.	46,200	3,229,380
Micron Technology, Inc.	88,500	11,640,405
NVIDIA Corp.	784,700	96,941,838
NXP Semiconductors NV	17,100	4,601,439
ON Semiconductor Corp.*	62,900	4,311,795
Renesas Electronics Corp.	114,200	2,135,793
SolarEdge Technologies, Inc.(x)*	32,000	808,320
Taiwan Semiconductor Manufacturing Co. Ltd.	425,000	12,655,087

		149,348,176

Software (13.1%)
Adobe, Inc.*	23,100	12,832,974
Autodesk, Inc.*	17,500	4,330,375
Elastic NV*	15,000	1,708,650
Five9, Inc.*	40,700	1,794,870
HubSpot, Inc.*	6,200	3,656,698
Intuit, Inc.	12,000	7,886,520
Microsoft Corp.	253,900	113,480,605
Salesforce, Inc.	39,600	10,181,160
Synopsys, Inc.*	8,800	5,236,528
Tenable Holdings, Inc.*	24,000	1,045,920
Workday, Inc., Class A*	10,500	2,347,380

		164,501,680

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	293,100	61,732,722
Wiwynn Corp.	19,000	1,549,096

		63,281,818

Total Information Technology		386,699,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.1%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	6,512	$1,680,422
Axalta Coating Systems Ltd.*	36,060	1,232,170
Balchem Corp.	700	107,765
Cabot Corp.	6,561	602,890
Chemours Co. (The)	32,983	744,426
Corteva, Inc.	24,739	1,334,422
Dow, Inc.	41,300	2,190,965
Ecolab, Inc.	12,660	3,013,080
Element Solutions, Inc.	32,430	879,501
Linde plc	14,937	6,554,505
Tronox Holdings plc	40,052	628,416
Westlake Corp.	2,372	343,513

		19,312,075

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,252	1,220,134

Containers & Packaging (0.1%)
AptarGroup, Inc.	5,616	790,789

Metals & Mining (0.4%)
First Quantum Minerals Ltd.	46,000	604,232
Franco-Nevada Corp.	5,246	621,981
Freeport-McMoRan, Inc.	46,976	2,283,034
Ivanhoe Mines Ltd., Class A*	43,945	566,960
Nucor Corp.	8,550	1,351,584

		5,427,791

Total Materials		26,750,789

Real Estate (2.1%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	325	38,015
Omega Healthcare Investors, Inc. (REIT)	10,900	373,325
Ventas, Inc. (REIT)	19,999	1,025,149
Welltower, Inc. (REIT)	21,587	2,250,445

		3,686,934

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	25,765	2,893,667
Terreno Realty Corp. (REIT)	11,800	698,324

		3,591,991

Office REITs (0.0%)†
COPT Defense Properties (REIT)	2,813	70,409

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	11,000	980,210
DigitalBridge Group, Inc.	15,658	214,515

		1,194,725

Residential REITs (0.4%)
Equity LifeStyle Properties, Inc. (REIT)	9,239	601,736
Essex Property Trust, Inc. (REIT)	3,081	838,648
Invitation Homes, Inc. (REIT)	63,432	2,276,575
Mid-America Apartment Communities, Inc. (REIT)	4,943	704,921
Sun Communities, Inc. (REIT)	3,000	361,020

		4,782,900

Retail REITs (0.2%)
Simon Property Group, Inc. (REIT)	10,534	1,599,061
SITE Centers Corp. (REIT)	35,918	520,811

		2,119,872

Specialized REITs (0.8%)
American Tower Corp. (REIT)	14,791	2,875,075
Crown Castle, Inc. (REIT)	14,399	1,406,782
CubeSmart (REIT)	20,448	923,636
Digital Realty Trust, Inc. (REIT)	8,125	1,235,406
Equinix, Inc. (REIT)	3,257	2,464,246
Extra Space Storage, Inc. (REIT)	360	55,948
Public Storage (REIT)	5,500	1,582,075

		10,543,168

Total Real Estate		25,989,999

Utilities (2.2%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	7,800	684,372
Constellation Energy Corp.	12,266	2,456,512
Edison International	30,500	2,190,205
Entergy Corp.	14,100	1,508,700
Eversource Energy	25,200	1,429,092
FirstEnergy Corp.	35,000	1,339,450
NextEra Energy, Inc.	69,400	4,914,214
NRG Energy, Inc.	11,213	873,044
PG&E Corp.	158,900	2,774,394
PPL Corp.	35,400	978,810
Southern Co. (The)	13,900	1,078,223

		20,227,016

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	63,500	1,115,695
Vistra Corp.	15,200	1,306,896

		2,422,591

Multi-Utilities (0.4%)
NiSource, Inc.	41,000	1,181,210
Public Service Enterprise Group, Inc.	13,500	994,950
Sempra	40,100	3,050,006

		5,226,166

Total Utilities		27,875,773

Total Common Stocks (98.5%) (Cost $769,087,178)		1,242,391,159

EXCHANGE TRADED FUNDS (ETF):
Equity (0.6%)
iShares Core S&P 500 ETF	14,100	7,715,943

Total Exchange Traded Funds (0.6%) (Cost $7,504,997)		7,715,943

MASTER LIMITED PARTNERSHIP:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Sunoco LP	4,040	228,422

Total Master Limited Partnership (0.0%) (Cost $222,192)		228,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	300,000	$300,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	895,689	895,689

Total Investment Companies		1,195,689

Total Short-Term Investments (0.1%) (Cost $1,195,689)		1,195,689

Total Investments in Securities (99.2%) (Cost $778,010,056)		1,251,531,213
Other Assets Less Liabilities (0.8%)		9,770,254

Net Assets (100%)		$1,261,301,467

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $367,530 or 0.0% of net assets.

(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $1,361,794. This was collateralized by $185,109 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/15/24 – 2/15/54 and by cash of $1,195,689 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$119,980,901	$1,337,412	$—	$121,318,313
Consumer Discretionary	126,085,121	906,946	—	126,992,067
Consumer Staples	71,559,795	305,697	—	71,865,492
Energy	44,309,953	2,026,803	—	46,336,756
Financials	151,422,904	6,224,306	—	157,647,210
Health Care	139,008,412	7,740,350	—	146,748,762
Industrials	104,166,085	—	—	104,166,085
Information Technology	359,715,564	26,984,349	—	386,699,913
Materials	26,750,789	—	—	26,750,789
Real Estate	25,989,999	—	—	25,989,999
Utilities	27,875,773	—	—	27,875,773
Exchange Traded Funds	7,715,943	—	—	7,715,943
Master Limited Partnership
Energy	228,422	—	—	228,422
Short-Term Investments
Investment Companies	1,195,689	—	—	1,195,689

Total Assets	$1,206,005,350	$45,525,863	$—	$1,251,531,213

Total Liabilities	$—	$—	$—	$—

Total	$1,206,005,350	$45,525,863	$—	$1,251,531,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$7,922	$7,922

Total	$7,922	$7,922

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$22,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$254,590,477
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$293,768,691

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 7%)*	Net Proceeds of Sales and Redemptions (affiliated 7%)*	Net Realized Gain (Loss)
$ 16,896,221	$20,562,463	$2,494,883

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$512,186,767
Aggregate gross unrealized depreciation	(39,998,424)

Net unrealized appreciation	$472,188,343

Federal income tax cost of investments in securities and derivative instruments, if applicable	$779,342,870

For the six months ended June 30, 2024, the Portfolio incurred approximately $16,666 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $778,010,056)	$1,251,531,213
Cash	8,738,929
Foreign cash (Cost $166,737)	171,509
Receivable for securities sold	2,180,475
Receivable for Portfolio shares sold	1,077,506
Dividends, interest and other receivables	716,167
Securities lending income receivable	4,047
Other assets	15,540

Total assets	1,264,435,386

LIABILITIES
Payable for return of collateral on securities loaned	1,195,689
Payable for Portfolio shares repurchased	507,725
Investment management fees payable	506,684
Payable for securities purchased	466,074
Distribution fees payable – Class IB	255,943
Administrative fees payable	94,302
Accrued India taxes	10,745
Accrued expenses	96,757

Total liabilities	3,133,919

Commitments and contingent liabilities^
NET ASSETS	$1,261,301,467

Net assets were comprised of:
Paid in capital	$740,828,415
Total distributable earnings (loss)	520,473,052

Net assets	$1,261,301,467

Class IB
Net asset value, offering and redemption price per share, $1,257,938,068 / 21,049,363 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.76

Class K
Net asset value, offering and redemption price per share, $3,363,399 / 54,130 shares outstanding (unlimited amount authorized: $0.01 par value)	$62.14

(x)	Includes value of securities on loan of $1,361,794.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $88,985 foreign withholding tax)	$6,892,383
Interest	174,260
Securities lending (net)	10,255

Total income	7,076,898

EXPENSES
Investment management fees	3,118,063
Distribution fees – Class IB	1,480,558
Administrative fees	548,118
Custodian fees	66,321
Printing and mailing expenses	61,168
Professional fees	57,769
Trustees’ fees	19,323
Miscellaneous	11,149

Gross expenses	5,362,469
Less: Waiver from investment manager	(197,093)

Net expenses	5,165,376

NET INVESTMENT INCOME (LOSS)	1,911,522

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $12,188 on realized gain on investments)	38,930,456
Forward foreign currency contracts	7,922
Foreign currency transactions	(15,304)

Net realized gain (loss)	38,923,074

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $1,194 on unrealized appreciation on investments)	142,092,084
Foreign currency translations	(22,133)

Net change in unrealized appreciation (depreciation)	142,069,951

NET REALIZED AND UNREALIZED GAIN (LOSS)	180,993,025

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$182,904,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,911,522	$4,437,556
Net realized gain (loss)	38,923,074	31,310,111
Net change in unrealized appreciation (depreciation)	142,069,951	238,191,429

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	182,904,547	273,939,096

Distributions to shareholders:
Class IB	—	(28,693,231)
Class K	—	(77,825)

Total distributions to shareholders	—	(28,771,056)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 519,569 and 918,537 shares, respectively ]	29,119,055	43,009,288
Capital shares issued in reinvestment of dividends and distributions [ 0 and 570,066 shares, respectively ]	—	28,693,231
Capital shares repurchased [ (1,167,548) and (2,085,754) shares, respectively ]	(65,064,412)	(97,514,627)

Total Class IB transactions	(35,945,357)	(25,812,108)

Class K
Capital shares sold [ 615 and 25,064 shares, respectively ]	38,011	1,218,378
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,489 shares, respectively ]	—	77,825
Capital shares repurchased [ (958) and (8,850) shares ]	(53,972)	(436,627)

Total Class K transactions	(15,961)	859,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,961,318)	(24,952,532)

TOTAL INCREASE (DECREASE) IN NET ASSETS	146,943,229	220,215,508
NET ASSETS:
Beginning of period	1,114,358,238	894,142,730

End of period	$1,261,301,467	$1,114,358,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$51.23		$40.04		$54.08		$48.20		$39.87		$30.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.20		0.21		0.18	(bb)	0.28	(1)	0.32
Net realized and unrealized gain (loss)	8.44		12.34		(11.54)		11.80		10.14		9.21

Total from investment operations	8.53		12.54		(11.33)		11.98		10.42		9.53

Less distributions:
Dividends from net investment income	—		(0.21)		(0.23)		(0.21)		(0.30)		(0.35)
Distributions from net realized gains	—		(1.14)		(2.48)		(5.89)		(1.79)		—

Total dividends and distributions	—		(1.35)		(2.71)		(6.10)		(2.09)		(0.35)

Net asset value, end of period	$59.76		$51.23		$40.04		$54.08		$48.20		$39.87

Total return (b)	16.65%		31.38%		(21.06)%		25.22%		26.32%		31.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,257,938		$1,111,461		$892,616		$1,133,781		$959,968		$810,059
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.90%		0.91%		0.91%		0.90%		0.92%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.32%		0.44%		0.46%		0.33	%(cc)	0.68	%(aa)	0.90%
Before waivers (a)(f)	0.29%		0.40%		0.43%		0.30	%(cc)	0.63	%(aa)	0.84%
Portfolio turnover rate^	22	%(z)	44%		54%		53%		88%		72%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$53.19		$41.52		$55.96		$49.68		$41.02		$31.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.34		0.33		0.33	(bb)	0.39	(1)	0.41
Net realized and unrealized gain (loss)	8.79		12.80		(11.94)		12.18		10.46		9.49

Total from investment operations	8.95		13.14		(11.61)		12.51		10.85		9.90

Less distributions:
Dividends from net investment income	—		(0.33)		(0.35)		(0.34)		(0.40)		(0.44)
Distributions from net realized gains	—		(1.14)		(2.48)		(5.89)		(1.79)		—

Total dividends and distributions	—		(1.47)		(2.83)		(6.23)		(2.19)		(0.44)

Net asset value, end of period	$62.14		$53.19		$41.52		$55.96		$49.68		$41.02

Total return (b)	16.83%		31.70%		(20.87)%		25.53%		26.64%		31.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,363		$2,898		$1,527		$2,802		$2,283		$1,958
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (a)(f)	0.65%		0.66%		0.66%		0.65%		0.67%		0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.57%		0.71%		0.70%		0.58	%(cc)	0.93	%(aa)	1.13%
Before waivers (a)(f)	0.54%		0.66%		0.66%		0.55	%(cc)	0.88	%(aa)	1.06%
Portfolio turnover rate^	22	%(z)	44%		54%		53%		88%		72%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23 and $0.34 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.13 and $0.28 for Class IB and Class K respectively.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	10,069	$192,418
Verizon Communications, Inc.	5,899	243,275

		435,693

Entertainment (0.3%)
Electronic Arts, Inc.	342	47,651
Live Nation Entertainment, Inc.*	198	18,561
Netflix, Inc.*	605	408,302
Take-Two Interactive Software, Inc.*	223	34,674
Walt Disney Co. (The)	2,560	254,183
Warner Bros Discovery, Inc.*	3,112	23,153

		786,524

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A	8,249	1,502,556
Alphabet, Inc., Class C	6,862	1,258,628
Match Group, Inc.*	393	11,939
Meta Platforms, Inc., Class A	3,077	1,551,485

		4,324,608

Media (0.1%)
Charter Communications, Inc., Class A*	140	41,854
Comcast Corp., Class A	5,497	215,263
Fox Corp., Class A	325	11,170
Fox Corp., Class B	199	6,372
Interpublic Group of Cos., Inc. (The)	530	15,418
News Corp., Class A	536	14,778
News Corp., Class B	170	4,826
Omnicom Group, Inc.	271	24,309
Paramount Global, Class B (x)	688	7,148

		341,138

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	724	127,554

Total Communication Services		6,015,517

Consumer Discretionary (2.3%)
Automobile Components (0.0%)†
Aptiv plc*	382	26,900
BorgWarner, Inc.	333	10,736

		37,636

Automobiles (0.3%)
Ford Motor Co.	5,507	69,058
General Motors Co.	1,602	74,429
Tesla, Inc.*	3,896	770,940

		914,427

Broadline Retail (0.9%)
Amazon.com, Inc.*	12,860	2,485,195
eBay, Inc.	711	38,195
Etsy, Inc.*	172	10,144

		2,533,534

Distributors (0.0%)†
Genuine Parts Co.	199	27,526
LKQ Corp.	370	15,388
Pool Corp.	55	16,903

		59,817

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	620	94,011
Booking Holdings, Inc.	48	190,152
Caesars Entertainment, Inc.*	304	12,081
Carnival Corp.*	1,418	26,545
Chipotle Mexican Grill, Inc.*	1,950	122,167
Darden Restaurants, Inc.	171	25,876
Domino’s Pizza, Inc.	50	25,817
Expedia Group, Inc.*	178	22,426
Hilton Worldwide Holdings, Inc.	351	76,588
Las Vegas Sands Corp.	513	22,700
Marriott International, Inc., Class A	337	81,476
McDonald’s Corp.	1,012	257,898
MGM Resorts International*	352	15,643
Norwegian Cruise Line Holdings Ltd.*	573	10,767
Royal Caribbean Cruises Ltd.*	332	52,931
Starbucks Corp.	1,590	123,781
Wynn Resorts Ltd.	133	11,904
Yum! Brands, Inc.	395	52,322

		1,225,085

Household Durables (0.1%)
DR Horton, Inc.	417	58,768
Garmin Ltd.	216	35,191
Lennar Corp., Class A	346	51,855
Mohawk Industries, Inc.*	73	8,292
NVR, Inc.*	4	30,354
PulteGroup, Inc.	294	32,369

		216,829

Leisure Products (0.0%)†
Hasbro, Inc.	182	10,647

Specialty Retail (0.4%)
AutoZone, Inc.*	24	71,139
Bath & Body Works, Inc.	322	12,574
Best Buy Co., Inc.	276	23,264
CarMax, Inc.*	222	16,282
Home Depot, Inc. (The)	1,392	479,182
Lowe’s Cos., Inc.	804	177,250
O’Reilly Automotive, Inc.*	83	87,653
Ross Stores, Inc.	473	68,736
TJX Cos., Inc. (The)	1,590	175,059
Tractor Supply Co.	151	40,770
Ulta Beauty, Inc.*	67	25,853

		1,177,762

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	36	34,846
Lululemon Athletica, Inc.*	161	48,091
NIKE, Inc., Class B	1,701	128,204
Ralph Lauren Corp.	58	10,154
Tapestry, Inc.	323	13,821

		235,116

Total Consumer Discretionary		6,410,853

Consumer Staples (1.3%)
Beverages (0.3%)
Brown-Forman Corp., Class B	256	11,057
Coca-Cola Co. (The)	5,445	346,574
Constellation Brands, Inc., Class A	228	58,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Keurig Dr Pepper, Inc.	1,466	$48,964
Molson Coors Beverage Co., Class B	266	13,521
Monster Beverage Corp.*	996	49,750
PepsiCo, Inc.	1,931	318,480

		847,006

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.	623	529,544
Dollar General Corp.	304	40,198
Dollar Tree, Inc.*	294	31,391
Kroger Co. (The)	940	46,934
Sysco Corp.	706	50,401
Target Corp.	650	96,226
Walgreens Boots Alliance, Inc.	1,021	12,349
Walmart, Inc.	5,999	406,192

		1,213,235

Food Products (0.2%)
Archer-Daniels-Midland Co.	694	41,952
Bunge Global SA	199	21,247
Campbell Soup Co.	272	12,292
Conagra Brands, Inc.	669	19,013
General Mills, Inc.	793	50,165
Hershey Co. (The)	207	38,053
Hormel Foods Corp.	401	12,226
J M Smucker Co. (The)	149	16,247
Kellanova	370	21,342
Kraft Heinz Co. (The)	1,121	36,119
Lamb Weston Holdings, Inc.	203	17,068
McCormick & Co., Inc. (Non-Voting)	346	24,545
Mondelez International, Inc., Class A	1,886	123,420
Tyson Foods, Inc., Class A	399	22,799

		456,488

Household Products (0.3%)
Church & Dwight Co., Inc.	343	35,562
Clorox Co. (The)	174	23,746
Colgate-Palmolive Co.	1,152	111,790
Kimberly-Clark Corp.	472	65,230
Procter & Gamble Co. (The)	3,314	546,545

		782,873

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	327	34,793
Kenvue, Inc.	2,689	48,886

		83,679

Tobacco (0.1%)
Altria Group, Inc.	2,412	109,867
Philip Morris International, Inc.	2,183	221,203

		331,070

Total Consumer Staples		3,714,351

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,401	49,273
Halliburton Co.	1,243	41,989
Schlumberger NV	2,007	94,690

		185,952

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	506	14,897
Chevron Corp.	2,407	376,503
ConocoPhillips	1,645	188,155
Coterra Energy, Inc.	1,068	28,483
Devon Energy Corp.	888	42,091
Diamondback Energy, Inc.	250	50,047
EOG Resources, Inc.	811	102,080
EQT Corp.	620	22,928
Exxon Mobil Corp.	6,300	725,256
Hess Corp.	386	56,943
Kinder Morgan, Inc.	2,706	53,768
Marathon Oil Corp.	792	22,707
Marathon Petroleum Corp.	495	85,873
Occidental Petroleum Corp.	934	58,870
ONEOK, Inc.	820	66,871
Phillips 66	595	83,996
Targa Resources Corp.	311	40,051
Valero Energy Corp.	459	71,953
Williams Cos., Inc. (The)	1,711	72,717

		2,164,189

Total Energy		2,350,141

Financials (2.8%)
Banks (0.7%)
Bank of America Corp.	9,554	379,963
Citigroup, Inc.	2,679	170,009
Citizens Financial Group, Inc.	639	23,023
Fifth Third Bancorp	969	35,359
Huntington Bancshares, Inc.	2,071	27,296
JPMorgan Chase & Co.	4,033	815,715
KeyCorp	1,324	18,814
M&T Bank Corp.	234	35,418
PNC Financial Services Group, Inc. (The)	557	86,602
Regions Financial Corp.	1,290	25,852
Truist Financial Corp.	1,879	72,999
US Bancorp	2,191	86,983
Wells Fargo & Co.	4,896	290,773

		2,068,806

Capital Markets (0.6%)
Ameriprise Financial, Inc.	139	59,379
Bank of New York Mellon Corp. (The)	1,050	62,885
BlackRock, Inc.	196	154,315
Blackstone, Inc.	1,004	124,295
Cboe Global Markets, Inc.	150	25,509
Charles Schwab Corp. (The)	2,096	154,454
CME Group, Inc.	506	99,480
FactSet Research Systems, Inc.	54	22,047
Goldman Sachs Group, Inc. (The)	454	205,353
Intercontinental Exchange, Inc.	805	110,197
Invesco Ltd.	641	9,589
KKR & Co., Inc.	935	98,399
MarketAxess Holdings, Inc.	53	10,628
Moody’s Corp.	221	93,026
Morgan Stanley	1,757	170,763
MSCI, Inc.	111	53,474
Nasdaq, Inc.	534	32,179
Northern Trust Corp.	287	24,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Raymond James Financial, Inc.	262	$32,386
S&P Global, Inc.	449	200,254
State Street Corp.	423	31,302
T. Rowe Price Group, Inc.	311	35,861

		1,809,877

Consumer Finance (0.1%)
American Express Co.	798	184,777
Capital One Financial Corp.	537	74,348
Discover Financial Services	352	46,045
Synchrony Financial	564	26,615

		331,785

Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	2,542	1,034,086
Corpay, Inc.*	99	26,375
Fidelity National Information Services, Inc.	781	58,856
Fiserv, Inc.*	822	122,511
Global Payments, Inc.	357	34,522
Jack Henry & Associates, Inc.	102	16,934
Mastercard, Inc., Class A	1,153	508,657
PayPal Holdings, Inc.*	1,469	85,246
Visa, Inc., Class A	2,209	579,796

		2,466,983

Insurance (0.5%)
Aflac, Inc.	726	64,839
Allstate Corp. (The)	371	59,234
American International Group, Inc.	932	69,192
Aon plc, Class A	305	89,542
Arch Capital Group Ltd.*	525	52,967
Arthur J Gallagher & Co.	307	79,608
Assurant, Inc.	72	11,970
Brown & Brown, Inc.	332	29,684
Chubb Ltd.	570	145,396
Cincinnati Financial Corp.	215	25,391
Everest Group Ltd.	61	23,242
Globe Life, Inc.	118	9,709
Hartford Financial Services Group, Inc. (The)	410	41,221
Loews Corp.	255	19,059
Marsh & McLennan Cos., Inc.	695	146,450
MetLife, Inc.	839	58,889
Principal Financial Group, Inc.	303	23,770
Progressive Corp. (The)	822	170,738
Prudential Financial, Inc.	505	59,181
Travelers Cos., Inc. (The)	320	65,069
W R Berkley Corp.	284	22,317
Willis Towers Watson plc	142	37,224

		1,304,692

Total Financials		7,982,143

Health Care (2.7%)
Biotechnology (0.4%)
AbbVie, Inc.	2,480	425,370
Amgen, Inc.	751	234,650
Biogen, Inc.*	204	47,291
Gilead Sciences, Inc.	1,757	120,548
Incyte Corp.*	260	15,761
Moderna, Inc.*	469	55,694
Regeneron Pharmaceuticals, Inc.*	149	156,603
Vertex Pharmaceuticals, Inc.*	362	169,677

		1,225,594

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	2,443	253,852
Align Technology, Inc.*	98	23,660
Baxter International, Inc.	720	24,084
Becton Dickinson & Co.	406	94,886
Boston Scientific Corp.*	2,065	159,026
Cooper Cos., Inc. (The)	279	24,357
Dexcom, Inc.*	558	63,266
Edwards Lifesciences Corp.*	846	78,145
GE HealthCare Technologies, Inc.	596	46,440
Hologic, Inc.*	333	24,725
IDEXX Laboratories, Inc.*	117	57,002
Insulet Corp.*	98	19,776
Intuitive Surgical, Inc.*	497	221,091
Medtronic plc	1,865	146,794
ResMed, Inc.	206	39,433
Solventum Corp.*	199	10,523
STERIS plc	137	30,077
Stryker Corp.	476	161,959
Teleflex, Inc.	66	13,882
Zimmer Biomet Holdings, Inc.	290	31,474

		1,524,452

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	343	33,724
Cencora, Inc.	234	52,720
Centene Corp.*	741	49,128
Cigna Group (The)	399	131,897
CVS Health Corp.	1,763	104,123
DaVita, Inc.*	73	10,116
Elevance Health, Inc.	326	176,646
HCA Healthcare, Inc.	272	87,388
Henry Schein, Inc.*	186	11,923
Humana, Inc.	168	62,773
Labcorp Holdings, Inc.	119	24,218
McKesson Corp.	184	107,463
Molina Healthcare, Inc.*	82	24,379
Quest Diagnostics, Inc.	156	21,353
UnitedHealth Group, Inc.	1,292	657,964
Universal Health Services, Inc., Class B	84	15,534

		1,571,349

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	412	53,407
Bio-Rad Laboratories, Inc., Class A*	30	8,193
Bio-Techne Corp.	221	15,835
Charles River Laboratories International, Inc.*	72	14,874
Danaher Corp.	926	231,361
IQVIA Holdings, Inc.*	255	53,917
Mettler-Toledo International, Inc.*	30	41,928
Revvity, Inc.	176	18,455
Thermo Fisher Scientific, Inc.	536	296,408
Waters Corp.*	83	24,080
West Pharmaceutical Services, Inc.	102	33,598

		792,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	2,847	$118,236
Catalent, Inc.*	254	14,282
Eli Lilly and Co.	1,121	1,014,931
Johnson & Johnson	3,380	494,021
Merck & Co., Inc.	3,557	440,357
Pfizer, Inc.	7,958	222,665
Viatris, Inc.	1,716	18,241
Zoetis, Inc.	641	111,124

		2,433,857

Total Health Care		7,547,308

Industrials (1.8%)
Aerospace & Defense (0.4%)
Axon Enterprise, Inc.*	98	28,836
Boeing Co. (The)*	810	147,428
General Dynamics Corp.	317	91,975
General Electric Co.	1,537	244,337
Howmet Aerospace, Inc.	545	42,308
Huntington Ingalls Industries, Inc.	55	13,548
L3Harris Technologies, Inc.	266	59,738
Lockheed Martin Corp.	300	140,130
Northrop Grumman Corp.	195	85,010
RTX Corp.	1,867	187,428
Textron, Inc.	268	23,011
TransDigm Group, Inc.	79	100,931

		1,164,680

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	164	14,452
Expeditors International of Washington, Inc.	198	24,708
FedEx Corp.	320	95,949
United Parcel Service, Inc., Class B	1,021	139,724

		274,833

Building Products (0.1%)
A.O. Smith Corp.	177	14,475
Allegion plc	128	15,123
Builders FirstSource, Inc.*	171	23,668
Carrier Global Corp.	1,168	73,677
Johnson Controls International plc	951	63,213
Masco Corp.	309	20,601
Trane Technologies plc	318	104,600

		315,357

Commercial Services & Supplies (0.1%)
Cintas Corp.	121	84,732
Copart, Inc.*	1,229	66,563
Republic Services, Inc.	287	55,776
Rollins, Inc.	394	19,223
Veralto Corp.	309	29,500
Waste Management, Inc.	513	109,443

		365,237

Construction & Engineering (0.0%)†
Quanta Services, Inc.	205	52,088

Electrical Equipment (0.2%)
AMETEK, Inc.	323	53,847
Eaton Corp. plc	562	176,215
Emerson Electric Co.	803	88,458
GE Vernova, Inc.*	382	65,517
Generac Holdings, Inc.*	87	11,503
Hubbell, Inc., Class B	75	27,411
Rockwell Automation, Inc.	159	43,770

		466,721

Ground Transportation (0.2%)
CSX Corp.	2,751	92,021
JB Hunt Transport Services, Inc.	114	18,240
Norfolk Southern Corp.	317	68,057
Old Dominion Freight Line, Inc.	247	43,620
Uber Technologies, Inc.*	2,934	213,243
Union Pacific Corp.	859	194,357

		629,538

Industrial Conglomerates (0.1%)
3M Co.	777	79,402
Honeywell International, Inc.	915	195,389

		274,791

Machinery (0.4%)
Caterpillar, Inc.	687	228,840
Cummins, Inc.	192	53,171
Deere & Co.	364	136,001
Dover Corp.	190	34,286
Fortive Corp.	494	36,605
IDEX Corp.	106	21,327
Illinois Tool Works, Inc.	382	90,519
Ingersoll Rand, Inc.	567	51,506
Nordson Corp.	76	17,627
Otis Worldwide Corp.	570	54,868
PACCAR, Inc.	736	75,764
Parker-Hannifin Corp.	181	91,552
Pentair plc	231	17,711
Snap-on, Inc.	74	19,343
Stanley Black & Decker, Inc.	216	17,256
Westinghouse Air Brake Technologies Corp.	249	39,354
Xylem, Inc.	340	46,114

		1,031,844

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	924	10,469
Delta Air Lines, Inc.	906	42,981
Southwest Airlines Co.	857	24,519
United Airlines Holdings, Inc.*	458	22,286

		100,255

Professional Services (0.1%)
Automatic Data Processing, Inc.	575	137,247
Broadridge Financial Solutions, Inc.	166	32,702
Dayforce, Inc.*	215	10,664
Equifax, Inc.	174	42,188
Jacobs Solutions, Inc.	176	24,589
Leidos Holdings, Inc.	190	27,717
Paychex, Inc.	451	53,471
Paycom Software, Inc.	68	9,727
Verisk Analytics, Inc.	201	54,179

		392,484

Trading Companies & Distributors (0.1%)
Fastenal Co.	804	50,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.	94	$60,793
WW Grainger, Inc.	61	55,037

		166,353

Total Industrials		5,234,181

Information Technology (7.4%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	356	124,771
Cisco Systems, Inc.	5,684	270,047
F5, Inc.*	84	14,467
Juniper Networks, Inc.	459	16,735
Motorola Solutions, Inc.	234	90,336

		516,356

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,687	113,653
CDW Corp.	189	42,306
Corning, Inc.	1,083	42,074
Jabil, Inc.	169	18,385
Keysight Technologies, Inc.*	245	33,504
TE Connectivity Ltd.	433	65,136
Teledyne Technologies, Inc.*	67	25,995
Trimble, Inc.*	343	19,181
Zebra Technologies Corp., Class A*	72	22,243

		382,477

IT Services (0.3%)
Accenture plc, Class A	883	267,911
Akamai Technologies, Inc.*	220	19,818
Cognizant Technology Solutions Corp., Class A	696	47,328
EPAM Systems, Inc.*	81	15,237
Gartner, Inc.*	109	48,947
GoDaddy, Inc., Class A*	198	27,663
International Business Machines Corp.	1,290	223,105
VeriSign, Inc.*	122	21,692

		671,701

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	2,270	368,217
Analog Devices, Inc.	696	158,869
Applied Materials, Inc.	1,167	275,400
Broadcom, Inc.	612	982,584
Enphase Energy, Inc.*	193	19,244
First Solar, Inc.*	150	33,819
Intel Corp.	5,978	185,139
KLA Corp.	189	155,832
Lam Research Corp.	184	195,932
Microchip Technology, Inc.	759	69,449
Micron Technology, Inc.	1,552	204,135
Monolithic Power Systems, Inc.	68	55,874
NVIDIA Corp.	34,543	4,267,442
NXP Semiconductors NV	358	96,334
ON Semiconductor Corp.*	602	41,267
Qorvo, Inc.*	136	15,781
QUALCOMM, Inc.	1,570	312,713
Skyworks Solutions, Inc.	225	23,981
Teradyne, Inc.	219	32,476
Texas Instruments, Inc.	1,279	248,804

		7,743,292

Software (2.5%)
Adobe, Inc.*	629	349,435
ANSYS, Inc.*	123	39,544
Autodesk, Inc.*	300	74,235
Cadence Design Systems, Inc.*	382	117,560
Crowdstrike Holdings, Inc., Class A*	324	124,154
Fair Isaac Corp.*	35	52,103
Fortinet, Inc.*	890	53,640
Gen Digital, Inc.	774	19,334
Intuit, Inc.	394	258,941
Microsoft Corp.	10,437	4,664,817
Oracle Corp.	2,239	316,147
Palo Alto Networks, Inc.*	454	153,911
PTC, Inc.*	166	30,157
Roper Technologies, Inc.	150	84,549
Salesforce, Inc.	1,364	350,684
ServiceNow, Inc.*	288	226,561
Synopsys, Inc.*	214	127,343
Tyler Technologies, Inc.*	60	30,167

		7,073,282

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	20,239	4,262,738
Hewlett Packard Enterprise Co.	1,829	38,720
HP, Inc.	1,217	42,619
NetApp, Inc.	291	37,481
Seagate Technology Holdings plc	274	28,296
Super Micro Computer, Inc.*	71	58,174
Western Digital Corp.*	451	34,172

		4,502,200

Total Information Technology		20,889,308

Materials (0.5%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	312	80,512
Albemarle Corp. (x)	165	15,761
Celanese Corp.	141	19,019
CF Industries Holdings, Inc.	257	19,049
Corteva, Inc.	979	52,807
Dow, Inc.	988	52,413
DuPont de Nemours, Inc.	587	47,248
Eastman Chemical Co.	169	16,557
Ecolab, Inc.	357	84,966
FMC Corp.	172	9,899
International Flavors & Fragrances, Inc.	359	34,180
Linde plc	675	296,197
LyondellBasell Industries NV, Class A	362	34,629
Mosaic Co. (The)	451	13,034
PPG Industries, Inc.	331	41,669
Sherwin-Williams Co. (The)	328	97,885

		915,825

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	87	47,137
Vulcan Materials Co.	186	46,254

		93,391

Containers & Packaging (0.1%)
Amcor plc	2,030	19,853
Avery Dennison Corp.	113	24,707
Ball Corp.	436	26,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
International Paper Co.	488	$21,057
Packaging Corp. of America	126	23,003
Westrock Co.	356	17,893

		132,682

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,017	98,026
Newmont Corp.	1,611	67,453
Nucor Corp.	337	53,273
Steel Dynamics, Inc.	207	26,806

		245,558

Total Materials		1,387,456

Real Estate (0.5%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	220	25,733
Healthpeak Properties, Inc. (REIT)	988	19,365
Ventas, Inc. (REIT)	568	29,116
Welltower, Inc. (REIT)	840	87,570

		161,784

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	984	17,692

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	1,300	146,003

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	203	12,497

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	429	38,228
CoStar Group, Inc.*	575	42,631

		80,859

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	199	41,171
Camden Property Trust (REIT)	150	16,366
Equity Residential (REIT)	484	33,560
Essex Property Trust, Inc. (REIT)	90	24,498
Invitation Homes, Inc. (REIT)	804	28,856
Mid-America Apartment Communities, Inc. (REIT)	164	23,388
UDR, Inc. (REIT)	425	17,489

		185,328

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	105	10,602
Kimco Realty Corp. (REIT)	943	18,351
Realty Income Corp. (REIT)	1,223	64,599
Regency Centers Corp. (REIT)	230	14,306
Simon Property Group, Inc. (REIT)	459	69,676

		177,534

Specialized REITs (0.2%)
American Tower Corp. (REIT)	659	128,096
Crown Castle, Inc. (REIT)	610	59,597
Digital Realty Trust, Inc. (REIT)	456	69,335
Equinix, Inc. (REIT)	133	100,628
Extra Space Storage, Inc. (REIT)	297	46,157
Iron Mountain, Inc. (REIT)	412	36,924
Public Storage (REIT)	222	63,858
SBA Communications Corp. (REIT)	151	29,641
VICI Properties, Inc. (REIT), Class A	1,468	42,044
Weyerhaeuser Co. (REIT)	1,024	29,071

		605,351

Total Real Estate		1,387,048

Utilities (0.5%)
Electric Utilities (0.4%)
Alliant Energy Corp.	360	18,324
American Electric Power Co., Inc.	736	64,577
Constellation Energy Corp.	443	88,720
Duke Energy Corp.	1,084	108,649
Edison International	543	38,993
Entergy Corp.	295	31,565
Evergy, Inc.	323	17,109
Eversource Energy	491	27,845
Exelon Corp.	1,404	48,592
FirstEnergy Corp.	727	27,822
NextEra Energy, Inc.	2,885	204,287
NRG Energy, Inc.	293	22,813
PG&E Corp.	3,001	52,397
Pinnacle West Capital Corp.	160	12,221
PPL Corp.	1,038	28,701
Southern Co. (The)	1,535	119,070
Xcel Energy, Inc.	780	41,660

		953,345

Gas Utilities (0.0%)†
Atmos Energy Corp.	212	24,730

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	988	17,359
Vistra Corp.	459	39,465

		56,824

Multi-Utilities (0.1%)
Ameren Corp.	369	26,240
CenterPoint Energy, Inc.	898	27,820
CMS Energy Corp.	409	24,348
Consolidated Edison, Inc.	486	43,458
Dominion Energy, Inc.	1,177	57,673
DTE Energy Co.	288	31,971
NiSource, Inc.	630	18,150
Public Service Enterprise Group, Inc.	696	51,295
Sempra	889	67,617
WEC Energy Group, Inc.	444	34,836

		383,408

Water Utilities (0.0%)†
American Water Works Co., Inc.	272	35,131

Total Utilities		1,453,438

Total Common Stocks (22.7%) (Cost $36,806,662)		64,371,744

EXCHANGE TRADED FUNDS (ETF):
Equity (32.2%)
iShares Core MSCI EAFE ETF	950,318	69,031,100
iShares Core S&P Mid-Cap ETF	192,904	11,288,742
iShares Russell 2000 ETF (x)	53,278	10,809,573

Total Exchange Traded Funds (32.2%) (Cost $74,277,572)		91,129,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.4%)
U.S. Treasury Notes 2.250%, 2/15/27	$15,197,500	$14,327,862
2.375%, 5/15/27	17,367,500	16,357,852
0.500%, 10/31/27	4,869,000	4,274,917
1.000%, 7/31/28	9,775,000	8,541,876
2.875%, 8/15/28	14,950,000	14,090,649
1.250%, 9/30/28	13,126,000	11,538,055
1.375%, 10/31/28	11,327,000	9,992,276
3.125%, 8/31/29	8,979,500	8,474,610
3.875%, 9/30/29	8,918,500	8,720,167
0.625%, 8/15/30	22,811,500	18,296,823
1.125%, 2/15/31	10,154,500	8,314,442

Total U.S. Treasury Obligations		122,929,529

Total Long-Term Debt Securities (43.4%) (Cost $125,827,272)		122,929,529

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	692,345	692,484

Total Short-Term Investments (0.2%) (Cost $692,484)		692,484

Total Investments in Securities (98.5%) (Cost $237,603,990)		279,123,172
Other Assets Less Liabilities (1.5%)		4,170,012

Net Assets (100%)		$283,293,184

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)

All or a portion of security is on loan at June 30, 2024. The Portfolio had loaned securities with a total value of $9,748,284. This was collateralized by $9,914,315 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Micro E-Mini Index	24	9/2024	USD	662,580	3,282

					3,282

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,015,517	$—	$—	$6,015,517
Consumer Discretionary	6,410,853	—	—	6,410,853
Consumer Staples	3,714,351	—	—	3,714,351
Energy	2,350,141	—	—	2,350,141
Financials	7,982,143	—	—	7,982,143

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$7,547,308	$—	$—	$7,547,308
Industrials	5,234,181	—	—	5,234,181
Information Technology	20,889,308	—	—	20,889,308
Materials	1,387,456	—	—	1,387,456
Real Estate	1,387,048	—	—	1,387,048
Utilities	1,453,438	—	—	1,453,438
Exchange Traded Funds	91,129,415	—	—	91,129,415
Futures	3,282	—	—	3,282
Short-Term Investments
Investment Companies	692,484	—	—	692,484
U.S. Treasury Obligations	—	122,929,529	—	122,929,529

Total Assets	$156,196,925	$122,929,529	$—	$279,126,454

Total Liabilities	$—	$—	$—	$—

Total	$156,196,925	$122,929,529	$—	$279,126,454

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$3,282	*

Total		$3,282

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$75,320	$75,320

Total	$75,320	$75,320

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,715)	$(4,715)

Total	$(4,715)	$(4,715)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$541,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,927,908
Long-term U.S. government debt securities	25,827,575

$30,755,483

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,517,288
Long-term U.S. government debt securities	11,916,056

$16,433,344

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,242,143
Aggregate gross unrealized depreciation	(5,813,855)

Net unrealized appreciation	$41,428,288

Federal income tax cost of investments in securities and derivative instruments, if applicable	$237,698,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $237,603,990)	$279,123,172
Cash	3,707,000
Dividends, interest and other receivables	766,921
Receivable for Portfolio shares sold	28,505
Due from broker for futures variation margin	25,381
Securities lending income receivable	2,112
Other assets	3,521

Total assets	283,656,612

LIABILITIES
Investment management fees payable	161,634
Payable for Portfolio shares repurchased	65,030
Distribution fees payable – Class IB	57,873
Administrative fees payable	29,240
Accrued expenses	49,651

Total liabilities	363,428

Commitments and contingent liabilities^
NET ASSETS	$283,293,184

Net assets were comprised of:
Paid in capital	$271,912,009
Total distributable earnings (loss)	11,381,175

Net assets	$283,293,184

Class IB
Net asset value, offering and redemption price per share, $283,293,184 / 24,367,260 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.63

(x)	Includes value of securities on loan of $9,748,284.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$2,142,161
Dividends (net of $112 foreign withholding tax)	1,805,526
Securities lending (net)	15,954

Total income	3,963,641

EXPENSES
Investment management fees	1,083,734
Distribution fees – Class IB	338,667
Administrative fees	171,506
Professional fees	30,529
Printing and mailing expenses	17,212
Custodian fees	10,856
Trustees’ fees	4,417
Miscellaneous	8,595

Gross expenses	1,665,516
Less: Waiver from investment manager	(143,905)

Net expenses	1,521,611

NET INVESTMENT INCOME (LOSS)	2,442,030

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	66,436
Futures contracts	75,320

Net realized gain (loss)	141,756

Change in unrealized appreciation (depreciation) on:
Investments in securities	9,074,783
Futures contracts	(4,715)

Net change in unrealized appreciation (depreciation)	9,070,068

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,211,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,653,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,442,030	$3,880,487
Net realized gain (loss)	141,756	(3,054,973)
Net change in unrealized appreciation (depreciation)	9,070,068	26,213,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,653,854	27,038,950

Distributions to shareholders:
Class IB	—	(3,756,285)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,289,440 and 4,265,190 shares, respectively ]	26,001,005	45,465,680
Capital shares issued in reinvestment of dividends [ 0 and 340,420 shares, respectively ]	—	3,756,285
Capital shares repurchased [ (1,368,949) and (2,237,121) shares, respectively ]	(15,522,437)	(23,606,122)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,478,568	25,615,843

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,132,422	48,898,508
NET ASSETS:
Beginning of period	261,160,762	212,262,254

End of period	$283,293,184	$261,160,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.14		$10.07		$11.87		$11.85		$11.63		$10.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18		0.07		0.05		0.04		0.13
Net realized and unrealized gain (loss)	0.39		1.05		(1.75)		0.92		0.29		1.49

Total from investment operations	0.49		1.23		(1.68)		0.97		0.33		1.62

Less distributions:
Dividends from net investment income	—		(0.16)		(0.11)		(0.03)		(0.05)		(0.12)
Distributions from net realized gains	—		—		(0.01)		(0.92)		(0.06)		(0.70)

Total dividends and distributions	—		(0.16)		(0.12)		(0.95)		(0.11)		(0.82)

Net asset value, end of period	$11.63		$11.14		$10.07		$11.87		$11.85		$11.63

Total return (b)	4.40%		12.27%		(14.22)%		8.27%		2.85%		14.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$283,293		$261,161		$212,262		$242,594		$219,152		$207,878
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.17	%(o)	1.17	%(o)	1.14	%(o)
Before waivers (a)(f)	1.23%		1.23%		1.22%		1.21%		1.24%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.80%		1.65%		0.70%		0.41%		0.39%		1.12%
Before waivers (a)(f)	1.70%		1.54%		0.63%		0.36%		0.33%		1.03%
Portfolio turnover rate^	6	%(z)	69%		61%		69%		77%		305%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Hotels, Restaurants & Leisure (2.2%)
McDonald’s Corp.	24,059	$6,131,195
Starbucks Corp.	17,281	1,345,326

		7,476,521

Specialty Retail (3.8%)
Lowe’s Cos., Inc.	29,331	6,466,312
Ross Stores, Inc.	41,319	6,004,477

		12,470,789

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	48,648	3,666,600

Total Consumer Discretionary		23,613,910

Consumer Staples (11.2%)
Beverages (2.0%)
PepsiCo, Inc.	39,812	6,566,193

Consumer Staples Distribution & Retail (3.6%)
Casey’s General Stores, Inc.	2,600	992,056
Target Corp.	32,154	4,760,078
Walmart, Inc.	92,877	6,288,702

		12,040,836

Food Products (2.5%)
McCormick & Co., Inc. (Non-Voting)	51,165	3,629,645
Mondelez International, Inc., Class A	71,225	4,660,964

		8,290,609

Household Products (3.1%)
Colgate-Palmolive Co.	39,176	3,801,639
Procter & Gamble Co. (The)	39,673	6,542,871

		10,344,510

Total Consumer Staples		37,242,148

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Chevron Corp.	26,745	4,183,453
EOG Resources, Inc.	24,912	3,135,673
Exxon Mobil Corp.	26,132	3,008,316

Total Energy		10,327,442

Financials (7.8%)
Banks (1.9%)
JPMorgan Chase & Co.	30,744	6,218,281

Capital Markets (2.3%)
Charles Schwab Corp. (The)	32,200	2,372,818
Nasdaq, Inc.	89,891	5,416,832

		7,789,650

Financial Services (2.7%)
Visa, Inc., Class A	34,535	9,064,402

Insurance (0.9%)
Erie Indemnity Co., Class A	8,000	2,899,200

Total Financials		25,971,533

Health Care (17.3%)
Biotechnology (1.6%)
AbbVie, Inc.	31,537	5,409,226

Health Care Equipment & Supplies (8.5%)
Abbott Laboratories	54,866	5,701,126
Becton Dickinson & Co.	30,289	7,078,842
Medtronic plc	31,222	2,457,484
STERIS plc	4,000	878,160
Stryker Corp.	35,308	12,013,547

		28,129,159

Health Care Providers & Services (2.9%)
UnitedHealth Group, Inc.	18,806	9,577,144

Life Sciences Tools & Services (2.8%)
Danaher Corp.	15,792	3,945,631
West Pharmaceutical Services, Inc.	15,951	5,254,100

		9,199,731

Pharmaceuticals (1.5%)
Johnson & Johnson	34,263	5,007,880

Total Health Care		57,323,140

Industrials (20.0%)
Aerospace & Defense (3.7%)
General Dynamics Corp.	18,872	5,475,522
RTX Corp.	67,399	6,766,186

		12,241,708

Air Freight & Logistics (1.7%)
United Parcel Service, Inc., Class B	39,640	5,424,734

Building Products (3.2%)
Carlisle Cos., Inc.	13,221	5,357,281
Johnson Controls International plc	79,201	5,264,491

		10,621,772

Commercial Services & Supplies (1.8%)
Cintas Corp.	8,640	6,050,246

Electrical Equipment (1.4%)
nVent Electric plc	59,787	4,580,282

Ground Transportation (1.9%)
JB Hunt Transport Services, Inc.	19,755	3,160,800
Norfolk Southern Corp.	14,643	3,143,705

		6,304,505

Industrial Conglomerates (2.3%)
Honeywell International, Inc.	36,133	7,715,841

Machinery (2.1%)
Donaldson Co., Inc.	29,736	2,127,908
Dover Corp.	27,368	4,938,556

		7,066,464

Trading Companies & Distributors (1.9%)
WW Grainger, Inc.	6,842	6,173,126

Total Industrials		66,178,678

Information Technology (24.0%)
IT Services (2.5%)
Accenture plc, Class A	27,305	8,284,610

Semiconductors & Semiconductor Equipment (7.0%)
Analog Devices, Inc.	39,494	9,014,900
Broadcom, Inc.	3,150	5,057,420
Texas Instruments, Inc.	46,296	9,005,961

		23,078,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Software (14.0%)
Microsoft Corp.	71,780	$32,082,071
Roper Technologies, Inc.	25,741	14,509,172

		46,591,243

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	7,185	1,513,305

Total Information Technology		79,467,439

Materials (7.6%)
Chemicals (7.6%)
Air Products and Chemicals, Inc.	21,382	5,517,625
Ecolab, Inc.	22,123	5,265,274
Linde plc	27,782	12,191,020
Sherwin-Williams Co. (The)	7,800	2,327,754

Total Materials		25,301,673

Utilities (0.3%)
Electric Utilities (0.3%)
NextEra Energy, Inc.	11,500	814,315

Total Utilities		814,315

Total Common Stocks (98.4%) (Cost $205,679,262)		326,240,278

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	2,126,398	$2,126,823

Total Short-Term Investments (0.6%) (Cost $2,126,823)		2,126,823

Total Investments in Securities (99.0%) (Cost $207,806,085)		328,367,101
Other Assets Less Liabilities (1.0%)		3,224,882

Net Assets (100%)		$331,591,983

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,613,910	$—	$—	$23,613,910
Consumer Staples	37,242,148	—	—	37,242,148
Energy	10,327,442	—	—	10,327,442
Financials	25,971,533	—	—	25,971,533
Health Care	57,323,140	—	—	57,323,140
Industrials	66,178,678	—	—	66,178,678
Information Technology	79,467,439	—	—	79,467,439
Materials	25,301,673	—	—	25,301,673
Utilities	814,315	—	—	814,315
Short-Term Investments
Investment Companies	2,126,823	—	—	2,126,823

Total Assets	$328,367,101	$—	$—	$328,367,101

Total Liabilities	$—	$—	$—	$—

Total	$328,367,101	$—	$—	$328,367,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,329,705
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,505,998

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,203,775
Aggregate gross unrealized depreciation	(1,675,871)

Net unrealized appreciation	$120,527,904

Federal income tax cost of investments in securities and derivative instruments, if applicable	$207,839,197

For the six months ended June 30, 2024, the Portfolio incurred approximately $526 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $207,806,085)	$328,367,101
Cash	4,300,000
Receivable for securities sold	350,245
Dividends, interest and other receivables	151,271
Receivable for Portfolio shares sold	111,056
Securities lending income receivable	118
Other assets	4,260

Total assets	333,284,051

LIABILITIES
Payable for securities purchased	1,348,658
Investment management fees payable	132,066
Payable for Portfolio shares repurchased	72,007
Distribution fees payable – Class IB	68,220
Administrative fees payable	25,069
Accrued expenses	46,048

Total liabilities	1,692,068

Commitments and contingent liabilities^
NET ASSETS	$331,591,983

Net assets were comprised of:
Paid in capital	$205,557,122
Total distributable earnings (loss)	126,034,861

Net assets	$331,591,983

Class IB
Net asset value, offering and redemption price per share, $331,591,983 / 6,980,256 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.50

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$2,848,204
Interest	112,114
Securities lending (net)	510

Total income	2,960,828

EXPENSES
Investment management fees	990,568
Distribution fees – Class IB	412,738
Administrative fees	152,422
Professional fees	35,041
Printing and mailing expenses	20,421
Custodian fees	9,233
Trustees’ fees	5,468
Miscellaneous	3,463

Gross expenses	1,629,354
Less: Waiver from investment manager	(195,296)

Net expenses	1,434,058

NET INVESTMENT INCOME (LOSS)	1,526,770

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	2,922,090

Net change in unrealized appreciation (depreciation) on investments in securities	13,850,398

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,772,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,299,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,526,770	$3,400,831
Net realized gain (loss)	2,922,090	2,114,997
Net change in unrealized appreciation (depreciation)	13,850,398	30,002,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,299,258	35,518,256

Distributions to shareholders:
Class IB	—	(4,578,543)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 317,296 and 633,264 shares, respectively ]	14,760,362	27,067,391
Capital shares issued in reinvestment of dividends and distributions [ 0 and 103,083 shares, respectively ]	—	4,578,543
Capital shares repurchased [ (535,313) and (993,638) shares, respectively ]	(25,055,967)	(42,249,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,295,605)	(10,603,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,003,653	20,336,206
NET ASSETS:
Beginning of period	323,588,330	303,252,124

End of period	$331,591,983	$323,588,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$44.95		$40.67		$46.42		$36.85		$31.99		$24.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.47		0.39		0.28		0.31		0.32
Net realized and unrealized gain (loss)	2.34		4.46		(5.30)		9.58		4.86		7.11

Total from investment operations	2.55		4.93		(4.91)		9.86		5.17		7.43

Less distributions:
Dividends from net investment income	—		(0.48)		(0.31)		(0.29)		(0.31)		(0.33)
Distributions from net realized gains	—		(0.17)		(0.53)		—		—		(0.10)

Total dividends and distributions	—		(0.65)		(0.84)		(0.29)		(0.31)		(0.43)

Net asset value, end of period	$47.50		$44.95		$40.67		$46.42		$36.85		$31.99

Total return (b)	5.67%		12.10%		(10.60)%		26.76%		16.19%		29.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$331,592		$323,588		$303,252		$263,897		$213,660		$188,172
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.99%		0.99%		0.99%		0.99%		1.01%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.92%		1.10%		0.96%		0.67%		0.96%		1.10%
Before waivers (a)(f)	0.81%		0.98%		0.84%		0.55%		0.83%		0.94%
Portfolio turnover rate^	4	%(z)	4%		5%		4%		10%		4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	558	$22,091
AST SpaceMobile, Inc., Class A (x)*	4,838	56,169
ATN International, Inc.	479	10,921
Bandwidth, Inc., Class A*	960	16,205
Cogent Communications Holdings, Inc.	1,866	105,317
Consolidated Communications Holdings, Inc.*	3,093	13,609
Globalstar, Inc. (x)*	33,367	37,371
IDT Corp., Class B	686	24,641
Liberty Latin America Ltd., Class A*	1,553	14,924
Liberty Latin America Ltd., Class C*	5,533	53,228
Lumen Technologies, Inc. (x)*	41,243	45,368
Shenandoah Telecommunications Co.	2,212	36,122

		435,966

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A*	10,907	54,317
Atlanta Braves Holdings, Inc., Class A*	436	18,020
Atlanta Braves Holdings, Inc., Class C*	2,125	83,810
Cinemark Holdings, Inc.*	4,709	101,809
Eventbrite, Inc., Class A*	3,272	15,836
IMAX Corp.*	1,834	30,756
Lions Gate Entertainment Corp., Class A*	2,369	22,316
Lions Gate Entertainment Corp., Class B*	5,491	47,058
LiveOne, Inc.*	3,400	5,338
Madison Square Garden Entertainment Corp., Class A*	1,692	57,917
Marcus Corp. (The)	1,042	11,847
Playstudios, Inc.*	3,467	7,177
Reservoir Media, Inc.*	816	6,446
Sphere Entertainment Co.*	1,199	42,037
Vivid Seats, Inc., Class A*	2,977	17,118

		521,802

Interactive Media & Services (0.2%)
Bumble, Inc., Class A*	4,060	42,671
Cargurus, Inc., Class A*	3,945	103,359
Cars.com, Inc.*	2,733	53,840
EverQuote, Inc., Class A*	1,140	23,780
fuboTV, Inc.*	11,509	14,271
Getty Images Holdings, Inc.*	4,250	13,855
Grindr, Inc.*	1,030	12,607
MediaAlpha, Inc., Class A*	926	12,196
Nextdoor Holdings, Inc.*	8,348	23,208
Outbrain, Inc.*	1,596	7,948
QuinStreet, Inc.*	2,141	35,519
Shutterstock, Inc.	1,004	38,855
System1, Inc.*	1,090	1,657
TrueCar, Inc.*	3,824	11,969
Vimeo, Inc.*	6,380	23,797
Yelp, Inc., Class A*	2,820	104,199
Ziff Davis, Inc.*	1,927	106,081
ZipRecruiter, Inc., Class A*	3,209	29,170

		658,982

Media (0.6%)
Advantage Solutions, Inc. (x)*	5,080	16,358
AMC Networks, Inc., Class A (x)*	1,313	12,684
Boston Omaha Corp., Class A*	977	13,150
Cable One, Inc. (x)	2,218	785,172
Cardlytics, Inc. (x)*	1,525	12,520
Clear Channel Outdoor Holdings, Inc.*	15,280	21,545
EchoStar Corp., Class A*	5,211	92,808
Emerald Holding, Inc. (x)*	687	3,909
Entravision Communications Corp., Class A	2,600	5,278
EW Scripps Co. (The), Class A*	2,577	8,092
Gambling.com Group Ltd.*	156	1,282
Gannett Co., Inc.*	6,243	28,780
Gray Television, Inc.	3,418	17,774
Ibotta, Inc., Class A*	323	24,277
iHeartMedia, Inc., Class A (x)*	4,455	4,856
Innovid Corp.*	4,513	8,349
Integral Ad Science Holding Corp.*	3,221	31,308
John Wiley & Sons, Inc., Class A	1,474	59,992
Magnite, Inc.*	5,420	72,032
National CineMedia, Inc.*	3,003	13,183
PubMatic, Inc., Class A*	1,736	35,258
Scholastic Corp.	1,050	37,244
Sinclair, Inc.	1,332	17,756
Stagwell, Inc., Class A*	4,029	27,478
TechTarget, Inc.*	1,152	35,908
TEGNA, Inc.	7,776	108,397
Thryv Holdings, Inc.*	1,266	22,560
Townsquare Media, Inc., Class A	514	5,633
Urban One, Inc.*	200	300
Urban One, Inc., Class A*	151	300
WideOpenWest, Inc.*	2,201	11,907

		1,536,090

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	2,914	28,033
Spok Holdings, Inc.	782	11,581
Telephone and Data Systems, Inc.	4,258	88,268

		127,882

Total Communication Services		3,280,722

Consumer Discretionary (9.8%)
Automobile Components (0.7%)
Adient plc*	3,886	96,023
American Axle & Manufacturing Holdings, Inc.*	5,110	35,719
Cooper-Standard Holdings, Inc.*	733	9,118
Dana, Inc.	5,688	68,939
Dorman Products, Inc.*	1,116	102,092
Fox Factory Holding Corp.*	1,822	87,802
Gentherm, Inc.*	1,323	65,250
Goodyear Tire & Rubber Co. (The)*	12,071	137,006
Holley, Inc.*	2,154	7,711
LCI Industries	5,762	595,676
Luminar Technologies, Inc., Class A (x)*	14,346	21,375
Modine Manufacturing Co.*	2,188	219,216
Patrick Industries, Inc.	915	99,323
Phinia, Inc.	1,924	75,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Solid Power, Inc. (x)*	6,818	$11,250
Standard Motor Products, Inc.	985	27,314
Stoneridge, Inc.*	1,067	17,029
Visteon Corp.*	1,168	124,626
XPEL, Inc. (m)*	1,095	38,938

		1,840,136

Automobiles (0.0%)†
Canoo, Inc.*	3,169	6,750
Livewire Group, Inc.*	485	3,715
Winnebago Industries, Inc.	1,222	66,233

		76,698

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	1,162	5,218
Groupon, Inc.*	970	14,841
Qurate Retail, Inc., Class B*	58	245
Savers Value Village, Inc. (x)*	1,051	12,864

		33,168

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	994	30,238
Weyco Group, Inc.	214	6,488

		36,726

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	1,677	114,388
American Public Education, Inc.*	665	11,691
Carriage Services, Inc., Class A	582	15,621
Chegg, Inc.*	4,588	14,498
Coursera, Inc.*	6,089	43,597
European Wax Center, Inc., Class A (x)*	1,381	13,713
Frontdoor, Inc.*	3,396	114,751
Graham Holdings Co., Class B	145	101,435
Laureate Education, Inc.	5,728	85,576
Lincoln Educational Services Corp.*	1,042	12,358
Mister Car Wash, Inc.*	3,967	28,245
Nerdy, Inc. (x)*	2,299	3,839
OneSpaWorld Holdings Ltd.*	4,256	65,415
Perdoceo Education Corp.	2,629	56,313
Strategic Education, Inc.	963	106,566
Stride, Inc.*	1,804	127,182
Udemy, Inc.*	4,176	36,039
Universal Technical Institute, Inc.*	1,722	27,087

		978,314

Hotels, Restaurants & Leisure (3.8%)
Accel Entertainment, Inc., Class A*	2,235	22,931
Bally’s Corp. (x)*	1,280	15,322
Biglari Holdings, Inc., Class B*	32	6,188
BJ’s Restaurants, Inc.*	932	32,340
Bloomin’ Brands, Inc.	3,518	67,651
Boyd Gaming Corp.	16,681	919,123
Brinker International, Inc.*	51,503	3,728,302
Cheesecake Factory, Inc. (The)	2,045	80,348
Chuy’s Holdings, Inc.*	785	20,347
Cracker Barrel Old Country Store, Inc. (x)	890	37,522
Dalata Hotel Group plc	264,031	1,125,401
Dave & Buster’s Entertainment, Inc.*	1,350	53,744
Denny’s Corp.*	1,963	13,937
Despegar.com Corp.*	2,605	34,464
Dine Brands Global, Inc.	579	20,960
El Pollo Loco Holdings, Inc.*	1,259	14,239
Empire Resorts, Inc. (r)*	191	—
Everi Holdings, Inc.*	3,430	28,812
First Watch Restaurant Group, Inc. (x)*	1,286	22,582
Full House Resorts, Inc.*	1,439	7,195
Global Business Travel Group I (x)*	5,317	35,092
Golden Entertainment, Inc.	792	24,639
Hilton Grand Vacations, Inc.*	66,753	2,698,824
Inspired Entertainment, Inc.*	947	8,665
International Game Technology plc	4,820	98,617
Jack in the Box, Inc.	860	43,808
Krispy Kreme, Inc.	3,587	38,596
Kura Sushi USA, Inc., Class A*	236	14,889
Life Time Group Holdings, Inc.*	2,493	46,943
Lindblad Expeditions Holdings, Inc.*	1,458	14,070
Monarch Casino & Resort, Inc.	563	38,357
Mondee Holdings, Inc., Class A (x)*	1,997	4,793
Nathan’s Famous, Inc.	124	8,405
ONE Group Hospitality, Inc. (The)*	1,016	4,318
Papa John’s International, Inc.	1,426	66,994
PlayAGS, Inc.*	1,625	18,688
Portillo’s, Inc., Class A*	2,393	23,260
Potbelly Corp.*	1,058	8,496
RCI Hospitality Holdings, Inc.	355	15,464
Red Rock Resorts, Inc., Class A	2,084	114,474
Rush Street Interactive, Inc.*	3,323	31,868
Sabre Corp.*	15,935	42,546
Shake Shack, Inc., Class A*	1,611	144,990
Six Flags Entertainment Corp.*	3,125	103,563
Super Group SGHC Ltd.*	4,841	15,636
Sweetgreen, Inc., Class A*	4,184	126,106
Target Hospitality Corp.*	1,297	11,297
United Parks & Resorts, Inc.*	1,478	80,270
Xponential Fitness, Inc., Class A*	1,075	16,770

		10,151,846

Household Durables (1.7%)
Beazer Homes USA, Inc.*	1,192	32,756
Cavco Industries, Inc.*	355	122,890
Century Communities, Inc.	5,987	488,898
Cricut, Inc., Class A (x)*	2,104	12,603
Dream Finders Homes, Inc., Class A*	1,201	31,010
Ethan Allen Interiors, Inc.	930	25,938
Flexsteel Industries, Inc.	213	6,616
GoPro, Inc., Class A*	5,201	7,385
Green Brick Partners, Inc.*	1,332	76,244
Hamilton Beach Brands Holding Co., Class A	415	7,134
Helen of Troy Ltd.*	1,012	93,853
Hooker Furnishings Corp.	484	7,008
Hovnanian Enterprises, Inc., Class A*	225	31,932
Installed Building Products, Inc.	1,015	208,765
iRobot Corp.*	1,070	9,748
KB Home	2,851	200,083
Landsea Homes Corp.*	515	4,733
La-Z-Boy, Inc.	1,883	70,198
Legacy Housing Corp.*	382	8,763
LGI Homes, Inc.*	905	80,989
Lifetime Brands, Inc.	637	5,472
Lovesac Co. (The)*	610	13,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
M/I Homes, Inc.*	7,553	$922,523
Meritage Homes Corp.	4,775	772,834
Purple Innovation, Inc., Class A (x)*	2,560	2,662
Skyline Champion Corp.*	2,273	153,996
Sonos, Inc.*	5,295	78,154
Taylor Morrison Home Corp., Class A*	12,745	706,583
Traeger, Inc.*	1,512	3,629
Tri Pointe Homes, Inc.*	4,012	149,447
United Homes Group, Inc. (x)*	271	1,542
Vizio Holding Corp., Class A*	3,765	40,662
VOXX International Corp., Class A*	95	300
Worthington Enterprises, Inc.	1,343	63,564

		4,442,688

Leisure Products (1.2%)
Acushnet Holdings Corp. (x)	1,228	77,954
AMMO, Inc. (x)*	2,830	4,754
BRP, Inc. (x)	11,019	705,980
Brunswick Corp.	3,541	257,679
Clarus Corp.	1,149	7,733
Escalade, Inc.	438	6,040
Funko, Inc., Class A*	1,530	14,933
JAKKS Pacific, Inc.*	318	5,695
Johnson Outdoors, Inc., Class A	238	8,325
Latham Group, Inc.*	2,304	6,981
Malibu Boats, Inc., Class A*	794	27,822
Marine Products Corp.	412	4,161
MasterCraft Boat Holdings, Inc.*	706	13,329
Mattel, Inc.*	113,744	1,849,477
Peloton Interactive, Inc., Class A*	14,327	48,425
Smith & Wesson Brands, Inc.	1,844	26,443
Solo Brands, Inc., Class A (x)*	966	2,203
Sturm Ruger & Co., Inc.	699	29,113
Topgolf Callaway Brands Corp.*	6,158	94,217
Vista Outdoor, Inc.*	2,483	93,485

		3,284,749

Specialty Retail (1.4%)
1-800-Flowers.com, Inc., Class A*	1,073	10,215
Aaron’s Co., Inc. (The)	1,327	13,243
Abercrombie & Fitch Co., Class A*	2,131	378,977
Academy Sports & Outdoors, Inc.	3,063	163,105
American Eagle Outfitters, Inc.	7,726	154,211
America’s Car-Mart, Inc.*	252	15,173
Arhaus, Inc., Class A	2,170	36,760
Arko Corp.	3,204	20,089
Asbury Automotive Group, Inc.*	861	196,196
BARK, Inc. (x)*	5,208	9,426
Beyond, Inc.*	1,836	24,015
Big 5 Sporting Goods Corp.	102	302
Boot Barn Holdings, Inc.*	1,254	161,678
Buckle, Inc. (The)	1,373	50,719
Build-A-Bear Workshop, Inc.	457	11,548
Caleres, Inc.	1,383	46,469
Camping World Holdings, Inc., Class A (x)	1,933	34,523
CarParts.com, Inc.*	422	422
Citi Trends, Inc.*	341	7,250
Designer Brands, Inc., Class A (x)	1,797	12,273
Destination XL Group, Inc.*	2,531	9,213
EVgo, Inc., Class A (x)*	4,432	10,858
Foot Locker, Inc.	3,564	88,815
Genesco, Inc.*	438	11,327
Group 1 Automotive, Inc.	3,878	1,152,852
GrowGeneration Corp.*	2,513	5,403
Haverty Furniture Cos., Inc.	558	14,112
Hibbett, Inc.	481	41,948
J Jill, Inc.	200	6,994
Lands’ End, Inc.*	640	8,697
Leslie’s, Inc.*	7,178	30,076
MarineMax, Inc.*	868	28,097
Monro, Inc.	1,195	28,513
National Vision Holdings, Inc.*	3,133	41,011
ODP Corp. (The)*	1,510	59,298
OneWater Marine, Inc., Class A*	475	13,096
Petco Health & Wellness Co., Inc., Class A*	3,517	13,294
RealReal, Inc. (The)*	4,146	13,226
Revolve Group, Inc., Class A (x)*	1,669	26,554
RumbleON, Inc., Class B*	1,240	5,084
Sally Beauty Holdings, Inc.*	4,405	47,266
Shoe Carnival, Inc.	755	27,852
Signet Jewelers Ltd.	1,812	162,319
Sleep Number Corp.*	878	8,402
Sonic Automotive, Inc., Class A	587	31,974
Stitch Fix, Inc., Class A*	3,918	16,260
ThredUp, Inc., Class A*	3,158	5,369
Tile Shop Holdings, Inc.*	1,392	9,646
Tilly’s, Inc., Class A*	971	5,855
Torrid Holdings, Inc. (x)*	861	6,449
Upbound Group, Inc.	2,279	69,965
Urban Outfitters, Inc.*	2,717	111,533
Victoria’s Secret & Co.*	3,325	58,753
Warby Parker, Inc., Class A*	3,756	60,321
Winmark Corp.	130	45,842
Zumiez, Inc.*	671	13,071

		3,635,939

Textiles, Apparel & Luxury Goods (0.6%)
Dr Martens plc	484,430	457,439
Figs, Inc., Class A*	6,007	32,017
G-III Apparel Group Ltd.*	1,683	45,559
Hanesbrands, Inc.*	15,254	75,202
Kontoor Brands, Inc.	2,358	155,982
Movado Group, Inc.	625	15,538
Oxford Industries, Inc.	613	61,392
PVH Corp.	4,263	451,324
Rocky Brands, Inc.	317	11,716
Steven Madden Ltd.	3,071	129,903
Superior Group of Cos., Inc.	551	10,420
Vera Bradley, Inc.*	1,154	7,224
Wolverine World Wide, Inc.	3,518	47,563

		1,501,279

Total Consumer Discretionary		25,981,543

Consumer Staples (2.3%)
Beverages (0.1%)
Duckhorn Portfolio, Inc. (The)*	2,585	18,353
MGP Ingredients, Inc.	644	47,914
National Beverage Corp.	1,054	54,007
Primo Water Corp.	6,689	146,222
Vita Coco Co., Inc. (The)*	1,687	46,983

		313,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	1,408	$69,837
Chefs’ Warehouse, Inc. (The)*	1,425	55,732
HF Foods Group, Inc.*	1,470	4,410
Ingles Markets, Inc., Class A	645	44,253
Natural Grocers by Vitamin Cottage, Inc.	405	8,586
PriceSmart, Inc.	1,085	88,102
SpartanNash Co.	1,415	26,545
Sprouts Farmers Market, Inc.*	4,268	357,061
United Natural Foods, Inc.*	2,366	30,994
Village Super Market, Inc., Class A	382	10,089
Weis Markets, Inc.	727	45,634

		741,243

Food Products (1.7%)
Alico, Inc.	313	8,110
B&G Foods, Inc. (x)	3,418	27,617
Beyond Meat, Inc. (x)*	2,427	16,285
BRC, Inc., Class A (x)*	2,395	14,681
Calavo Growers, Inc.	711	16,140
Cal-Maine Foods, Inc.	1,738	106,209
Dole plc	2,854	34,933
Forafric Global plc (x)*	233	2,486
Fresh Del Monte Produce, Inc.	1,533	33,496
Glanbia plc	172,531	3,362,852
Hain Celestial Group, Inc. (The)*	3,458	23,895
J & J Snack Foods Corp.	646	104,891
John B Sanfilippo & Son, Inc.	359	34,884
Lancaster Colony Corp.	829	156,656
Limoneira Co.	770	16,024
Mama’s Creations, Inc.*	1,394	9,396
Mission Produce, Inc.*	1,988	19,641
Seneca Foods Corp., Class A*	223	12,800
Simply Good Foods Co. (The)*	3,867	139,715
SunOpta, Inc.*	3,940	21,276
TreeHouse Foods, Inc.*	2,064	75,625
Utz Brands, Inc.	2,912	48,456
Vital Farms, Inc.*	1,393	65,151
Westrock Coffee Co. (x)*	1,249	12,777
Whole Earth Brands, Inc.*	1,377	6,692
WK Kellogg Co.	2,779	45,742

		4,416,430

Household Products (0.1%)
Central Garden & Pet Co.*	411	15,824
Central Garden & Pet Co., Class A*	2,245	74,152
Energizer Holdings, Inc.	3,054	90,215
Oil-Dri Corp. of America	202	12,946
WD-40 Co.	577	126,733

		319,870

Personal Care Products (0.1%)
Beauty Health Co. (The) (x)*	3,549	6,814
Edgewell Personal Care Co.	2,084	83,756
Herbalife Ltd.*	4,068	42,266
Honest Co., Inc. (The)*	3,393	9,908
Inter Parfums, Inc.	780	90,503
Medifast, Inc. (x)	434	9,470
Nature’s Sunshine Products, Inc.*	580	8,741
Nu Skin Enterprises, Inc., Class A	2,021	21,301
Olaplex Holdings, Inc.*	5,874	9,046
USANA Health Sciences, Inc.*	466	21,082
Veru, Inc.*	6,461	5,436
Waldencast plc, Class A*	765	2,746

		311,069

Tobacco (0.0%)†
Ispire Technology, Inc.*	757	6,056
Turning Point Brands, Inc.	705	22,623
Universal Corp.	969	46,696
Vector Group Ltd.	6,352	67,141

		142,516

Total Consumer Staples		6,244,607

Energy (5.6%)
Energy Equipment & Services (2.2%)
Archrock, Inc.	6,541	132,259
Atlas Energy Solutions, Inc.	2,878	57,359
Borr Drilling Ltd. (x)	10,043	64,777
Bristow Group, Inc., Class A*	974	32,658
Cactus, Inc., Class A	2,775	146,354
ChampionX Corp.	8,082	268,403
Core Laboratories, Inc.	2,133	43,279
Diamond Offshore Drilling, Inc.*	4,475	69,318
DMC Global, Inc.*	848	12,228
Dril-Quip, Inc.*	1,409	26,207
Expro Group Holdings NV*	4,012	91,955
Forum Energy Technologies, Inc.*	432	7,284
Geospace Technologies Corp.*	603	5,415
Helix Energy Solutions Group, Inc.*	6,104	72,882
Helmerich & Payne, Inc.	4,106	148,391
Hunting plc	182,872	955,882
John Wood Group plc*	495,013	1,290,288
Kodiak Gas Services, Inc.	860	23,444
Liberty Energy, Inc., Class A	6,889	143,911
Mammoth Energy Services, Inc. (x)*	1,025	3,362
Nabors Industries Ltd.*	374	26,614
Natural Gas Services Group, Inc.*	454	9,134
Newpark Resources, Inc.*	3,510	29,168
Noble Corp. plc (x)	4,846	216,374
Oceaneering International, Inc.*	4,308	101,927
Oil States International, Inc.*	2,737	12,152
Patterson-UTI Energy, Inc.	16,913	175,219
ProFrac Holding Corp., Class A (x)*	1,025	7,595
ProPetro Holding Corp.*	3,702	32,096
Ranger Energy Services, Inc., Class A	827	8,700
RPC, Inc.	3,248	20,300
SEACOR Marine Holdings, Inc.*	1,060	14,299
Seadrill Ltd.*	3,152	162,328
Select Water Solutions, Inc., Class A	3,865	41,356
Solaris Oilfield Infrastructure, Inc., Class A	991	8,503
TechnipFMC plc	28,087	734,475
TETRA Technologies, Inc.*	5,111	17,684
Tidewater, Inc.*	2,066	196,704
Transocean Ltd.*	30,897	165,299
US Silica Holdings, Inc.*	3,393	52,422
Valaris Ltd.*	2,659	198,095

		5,826,100

Oil, Gas & Consumable Fuels (3.4%)
Aemetis, Inc.*	1,712	5,153
Amplify Energy Corp.*	1,561	10,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ardmore Shipping Corp.	1,703	$38,369
Berry Corp.	3,455	22,319
California Resources Corp.	2,926	155,722
Centrus Energy Corp., Class A*	607	25,949
Clean Energy Fuels Corp.*	7,363	19,659
CNX Resources Corp.*	6,293	152,920
Comstock Resources, Inc. (x)	3,760	39,029
CONSOL Energy, Inc.*	1,240	126,517
Crescent Energy Co., Class A (x)	4,054	48,040
CVR Energy, Inc.	1,447	38,736
Delek US Holdings, Inc.	2,691	66,629
DHT Holdings, Inc.	5,597	64,757
Diversified Energy Co. plc	1,991	26,859
Dorian LPG Ltd.	1,496	62,772
Empire Petroleum Corp.*	371	1,914
Encore Energy Corp. (x)*	7,600	29,944
Energy Fuels, Inc. (x)*	7,355	44,571
Equitrans Midstream Corp.	18,411	238,975
Evolution Petroleum Corp.	1,387	7,309
Excelerate Energy, Inc., Class A	748	13,793
FLEX LNG Ltd. (x)	1,328	35,909
FutureFuel Corp.	1,238	6,351
Golar LNG Ltd.	4,217	132,203
Granite Ridge Resources, Inc.	2,436	15,420
Green Plains, Inc.*	42,505	674,129
Gulfport Energy Corp.*	549	82,899
Hallador Energy Co.*	1,005	7,809
HighPeak Energy, Inc.	468	6,580
International Seaways, Inc.	1,724	101,940
Kinetik Holdings, Inc., Class A	1,621	67,174
Kosmos Energy Ltd.*	19,820	109,803
Magnolia Oil & Gas Corp., Class A	7,337	185,920
Murphy Oil Corp.	6,145	253,420
NACCO Industries, Inc., Class A	181	5,008
NextDecade Corp. (x)*	4,898	38,890
Nordic American Tankers Ltd.	8,329	33,149
Northern Oil & Gas, Inc.	4,202	156,188
Overseas Shipholding Group, Inc., Class A	2,539	21,531
Par Pacific Holdings, Inc.*	2,455	61,989
PBF Energy, Inc., Class A	4,499	207,044
Peabody Energy Corp.	5,423	119,957
PrimeEnergy Resources Corp.*	33	3,510
REX American Resources Corp.*	612	27,901
Riley Exploration Permian, Inc.	571	16,165
Ring Energy, Inc. (x)*	5,276	8,916
Sable Offshore Corp.*	2,138	32,220
SandRidge Energy, Inc.	1,479	19,123
Scorpio Tankers, Inc.	1,999	162,499
SFL Corp. Ltd.	4,749	65,916
SilverBow Resources, Inc.*	915	34,614
Sitio Royalties Corp., Class A	3,546	83,721
SM Energy Co.	4,847	209,536
Talos Energy, Inc.*	6,269	76,168
Teekay Corp.*	2,368	21,241
Teekay Tankers Ltd., Class A	1,037	71,356
Tellurian, Inc.*	2,288	1,585
Uranium Energy Corp. (x)*	16,663	100,145
Ur-Energy, Inc.*	11,649	16,309
VAALCO Energy, Inc.	4,444	27,864
Verde Clean Fuels, Inc.*	189	782
Veren, Inc.	567,913	4,479,209
Vital Energy, Inc. (x)*	1,212	54,322
Vitesse Energy, Inc.	1,028	24,364
W&T Offshore, Inc. (x)	4,166	8,915
World Kinect Corp.	2,439	62,926

		9,173,140

Total Energy		14,999,240

Financials (19.6%)
Banks (12.4%)
1st Source Corp.	778	41,716
ACNB Corp.	366	13,275
Amalgamated Financial Corp.	918	25,153
Amerant Bancorp, Inc., Class A	1,320	29,964
Ameris Bancorp	2,788	140,376
Ames National Corp. (x)	379	7,766
Arrow Financial Corp.	847	22,064
Associated Banc-Corp.	6,367	134,662
Atlantic Union Bankshares Corp.	31,875	1,047,094
Axos Financial, Inc.*	2,314	132,245
Banc of California, Inc.	5,888	75,249
BancFirst Corp.	887	77,790
Bancorp, Inc. (The)*	2,096	79,145
Bank First Corp. (x)	438	36,174
Bank of Hawaii Corp.	1,559	89,190
Bank of Marin Bancorp	690	11,171
Bank of NT Butterfield & Son Ltd. (The)	2,110	74,103
Bank7 Corp.	164	5,133
BankUnited, Inc.	3,022	88,454
Bankwell Financial Group, Inc.	248	6,292
Banner Corp.	1,289	63,986
Bar Harbor Bankshares	647	17,391
BayCom Corp. (x)	490	9,972
BCB Bancorp, Inc.	663	7,048
Berkshire Hills Bancorp, Inc.	1,688	38,486
Blue Foundry Bancorp*	982	8,907
Bridgewater Bancshares, Inc.*	891	10,345
Brookline Bancorp, Inc.	3,663	30,586
Burke & Herbert Financial Services Corp.	614	31,302
Business First Bancshares, Inc.	982	21,368
Byline Bancorp, Inc.	1,319	31,313
C&F Financial Corp.	14	675
Cadence Bank	7,326	207,179
California Bancorp*	328	7,052
Cambridge Bancorp	311	21,459
Camden National Corp.	32,086	1,058,838
Capital Bancorp, Inc.	398	8,159
Capital City Bank Group, Inc.	746	21,216
Capitol Federal Financial, Inc.	5,113	28,070
Carter Bankshares, Inc.*	945	14,288
Cathay General Bancorp	2,814	106,144
Central Pacific Financial Corp.	1,132	23,998
Chemung Financial Corp.	154	7,392
ChoiceOne Financial Services, Inc.	307	8,796
Citizens & Northern Corp.	660	11,807
Citizens Financial Services, Inc.	265	11,925
City Holding Co.	589	62,581
Civista Bancshares, Inc.	703	10,890
CNB Financial Corp.	903	18,430
Coastal Financial Corp.*	529	24,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Codorus Valley Bancorp, Inc.	422	$10,145
Colony Bankcorp, Inc.	1,063	13,022
Columbia Banking System, Inc.	171,648	3,414,079
Columbia Financial, Inc.*	1,187	17,769
Community Financial System, Inc.	2,151	101,549
Community Trust Bancorp, Inc.	734	32,046
Community West Bancshares	732	13,542
ConnectOne Bancorp, Inc.	1,715	32,396
CrossFirst Bankshares, Inc.*	2,056	28,825
Customers Bancorp, Inc.*	1,173	56,281
CVB Financial Corp.	5,396	93,027
Dime Community Bancshares, Inc.	1,340	27,336
Eagle Bancorp, Inc.	1,210	22,869
Eastern Bankshares, Inc.	6,641	92,841
Enterprise Bancorp, Inc.	569	14,157
Enterprise Financial Services Corp.	1,610	65,865
Equity Bancshares, Inc., Class A	596	20,979
Esquire Financial Holdings, Inc.	350	16,660
ESSA Bancorp, Inc.	382	6,719
Farmers & Merchants Bancorp, Inc.	541	12,562
Farmers National Banc Corp.	1,483	18,523
FB Financial Corp.	1,550	60,497
Fidelity D&D Bancorp, Inc. (x)	205	8,979
Financial Institutions, Inc.	674	13,022
First Bancorp (Nasdaq Stock Exchange)	36,107	1,152,535
First Bancorp (New York Stock Exchange)	6,650	121,629
First Bancorp, Inc. (The)	426	10,586
First Bancshares, Inc. (The)	1,472	38,243
First Bank	1,062	13,530
First Busey Corp.	2,257	54,642
First Business Financial Services, Inc.	341	12,614
First Commonwealth Financial Corp.	67,486	931,982
First Community Bankshares, Inc.	782	28,809
First Financial Bancorp	3,627	80,592
First Financial Bankshares, Inc.	5,513	162,799
First Financial Corp.	468	17,260
First Financial Northwest, Inc.	312	6,593
First Foundation, Inc.	2,075	13,591
First Internet Bancorp	344	9,295
First Interstate BancSystem, Inc., Class A	134,762	3,742,341
First Merchants Corp.	2,507	83,458
First Mid Bancshares, Inc.	994	32,683
First of Long Island Corp. (The)	925	9,269
First Western Financial, Inc.*	305	5,185
Five Star Bancorp	689	16,295
Flushing Financial Corp.	1,117	14,689
FS Bancorp, Inc.	292	10,643
Fulton Financial Corp.	6,503	110,421
FVCBankcorp, Inc.*	705	7,699
German American Bancorp, Inc.	35,641	1,259,909
Glacier Bancorp, Inc.	4,827	180,144
Great Southern Bancorp, Inc.	415	23,078
Greene County Bancorp, Inc. (x)	298	10,046
Guaranty Bancshares, Inc.	372	11,733
Hancock Whitney Corp.	3,676	175,823
Hanmi Financial Corp.	1,091	18,242
HarborOne Bancorp, Inc.	1,607	17,886
HBT Financial, Inc.	585	11,946
Heartland Financial USA, Inc.	1,836	81,610
Heritage Commerce Corp.	2,606	22,672
Heritage Financial Corp.	1,303	23,493
Hilltop Holdings, Inc.	2,054	64,249
Hingham Institution For Savings (The) (x)	69	12,343
Home Bancorp, Inc.	320	12,803
Home BancShares, Inc.	7,984	191,297
HomeStreet, Inc.	743	8,470
HomeTrust Bancshares, Inc.	614	18,438
Hope Bancorp, Inc.	4,577	49,157
Horizon Bancorp, Inc.	1,778	21,994
Independent Bank Corp.	836	22,572
Independent Bank Corp./MA	1,782	90,383
Independent Bank Group, Inc.	1,467	66,778
International Bancshares Corp.	2,290	131,011
Investar Holding Corp.	431	6,637
John Marshall Bancorp, Inc.	548	9,557
Kearny Financial Corp.	2,196	13,505
Lakeland Financial Corp.	1,001	61,582
LCNB Corp. (x)	465	6,468
LINKBANCORP, Inc.	1,070	6,548
Live Oak Bancshares, Inc.	1,524	53,431
Macatawa Bank Corp.	1,142	16,673
Mercantile Bank Corp.	780	31,645
Metrocity Bankshares, Inc.	791	20,882
Metropolitan Bank Holding Corp.*	529	22,266
Mid Penn Bancorp, Inc.	720	15,804
Middlefield Banc Corp.	346	8,321
Midland States Bancorp, Inc.	735	16,648
MidWestOne Financial Group, Inc.	716	16,103
MVB Financial Corp.	499	9,301
National Bank Holdings Corp., Class A	1,283	50,101
National Bankshares, Inc. (x)	254	7,183
NB Bancorp, Inc.*	1,649	24,867
NBT Bancorp, Inc.	1,869	72,143
New York Community Bancorp, Inc.	32,232	103,787
Nicolet Bankshares, Inc.	588	48,828
Northeast Bank	287	17,467
Northeast Community Bancorp, Inc.	681	12,135
Northfield Bancorp, Inc.	2,017	19,121
Northrim Bancorp, Inc.	239	13,776
Northwest Bancshares, Inc.	5,169	59,702
Norwood Financial Corp. (x)	325	8,249
Oak Valley Bancorp	296	7,391
OceanFirst Financial Corp.	2,727	43,332
OFG Bancorp	1,873	70,144
Old National Bancorp	13,330	229,143
Old Second Bancorp, Inc.	2,144	31,753
Orange County Bancorp, Inc.	225	11,898
Origin Bancorp, Inc.	1,304	41,363
Orrstown Financial Services, Inc. (x)	322	8,810
Pacific Premier Bancorp, Inc.	3,831	87,998
Park National Corp.	618	87,966
Parke Bancorp, Inc.	460	8,004
Pathward Financial, Inc.	1,068	60,417
PCB Bancorp	419	6,821
Peapack-Gladstone Financial Corp.	838	18,981
Peoples Bancorp of North Carolina, Inc.	221	6,453
Peoples Bancorp, Inc.	42,090	1,262,700
Peoples Financial Services Corp.	418	19,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pioneer Bancorp, Inc.*	535	$5,355
Plumas Bancorp	241	8,671
Ponce Financial Group, Inc.*	900	8,226
Preferred Bank	517	39,028
Premier Financial Corp.	1,725	35,294
Primis Financial Corp.	828	8,677
Princeton Bancorp, Inc.	224	7,414
Provident Bancorp, Inc.*	664	6,766
Provident Financial Services, Inc.	5,027	72,138
QCR Holdings, Inc.	765	45,900
RBB Bancorp	932	17,531
Red River Bancshares, Inc.	191	9,166
Renasant Corp.	2,239	68,379
Republic Bancorp, Inc., Class A	358	19,192
S&T Bancorp, Inc.	1,533	51,187
Sandy Spring Bancorp, Inc.	19,890	484,520
Seacoast Banking Corp. of Florida	71,856	1,698,676
ServisFirst Bancshares, Inc.	2,149	135,795
Shore Bancshares, Inc.	1,293	14,805
Sierra Bancorp	601	13,450
Simmons First National Corp., Class A	4,786	84,138
SmartFinancial, Inc.	700	16,569
South Plains Financial, Inc.	527	14,229
Southern California Bancorp*	509	6,856
Southern First Bancshares, Inc.*	332	9,708
Southern Missouri Bancorp, Inc.	384	17,284
Southern States Bancshares, Inc.	330	8,956
Southside Bancshares, Inc.	1,112	30,702
SouthState Corp.	46,181	3,529,152
Stellar Bancorp, Inc.	2,192	50,328
Sterling Bancorp, Inc.*	817	4,273
Stock Yards Bancorp, Inc.	1,095	54,389
Texas Capital Bancshares, Inc.*	1,964	120,079
Third Coast Bancshares, Inc.*	538	11,443
Timberland Bancorp, Inc.	332	8,994
Tompkins Financial Corp.	575	28,118
Towne Bank	2,978	81,210
TriCo Bancshares	38,326	1,516,560
Triumph Financial, Inc.*	898	73,412
TrustCo Bank Corp.	778	22,383
Trustmark Corp.	2,460	73,898
UMB Financial Corp.	1,900	158,498
United Bankshares, Inc.	5,601	181,696
United Community Banks, Inc.	4,655	118,516
Unity Bancorp, Inc.	314	9,285
Univest Financial Corp.	1,289	29,428
USCB Financial Holdings, Inc.	400	5,132
Valley National Bancorp	18,283	127,615
Veritex Holdings, Inc.	1,923	40,556
Virginia National Bankshares Corp.	208	6,822
WaFd, Inc.	2,949	84,282
Washington Trust Bancorp, Inc.	705	19,324
WesBanco, Inc.	2,534	70,724
West Bancorp, Inc.	709	12,691
Westamerica Bancorp	1,044	50,665
WSFS Financial Corp.	71,286	3,350,442

		33,001,644

Capital Markets (1.5%)
AlTi Global, Inc. (x)*	1,967	10,248
Artisan Partners Asset Management, Inc., Class A	2,668	110,108
AssetMark Financial Holdings, Inc.*	905	31,268
B Riley Financial, Inc. (x)	811	14,306
BGC Group, Inc., Class A	14,604	121,213
Brightsphere Investment Group, Inc.	1,337	29,641
Cohen & Steers, Inc.	1,165	84,532
Diamond Hill Investment Group, Inc.	131	18,438
Donnelley Financial Solutions, Inc.*	1,109	66,119
Forge Global Holdings, Inc.*	4,833	7,056
GCM Grosvenor, Inc., Class A	1,800	17,568
Hamilton Lane, Inc., Class A	1,627	201,065
MarketWise, Inc.	1,394	1,617
Moelis & Co., Class A	2,725	154,944
Open Lending Corp.*	4,059	22,649
P10, Inc., Class A	1,866	15,824
Patria Investments Ltd., Class A	2,151	25,941
Perella Weinberg Partners, Class A	2,227	36,189
Piper Sandler Cos.	7,743	1,782,206
PJT Partners, Inc., Class A	1,012	109,205
Silvercrest Asset Management Group, Inc., Class A	360	5,612
StepStone Group, Inc., Class A	2,295	105,318
StoneX Group, Inc.*	1,175	88,489
Value Line, Inc.	34	1,464
Victory Capital Holdings, Inc., Class A	20,317	969,731
Virtus Investment Partners, Inc.	292	65,948
WisdomTree, Inc.	6,175	61,194

		4,157,893

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	220	6,200
Bread Financial Holdings, Inc.	26,154	1,165,422
Consumer Portfolio Services, Inc. (x)*	337	3,303
Encore Capital Group, Inc.*	1,038	43,316
Enova International, Inc.*	1,087	67,666
FirstCash Holdings, Inc.	1,658	173,891
Green Dot Corp., Class A (x)*	1,919	18,135
LendingClub Corp.*	4,427	37,452
LendingTree, Inc.*	437	18,175
Medallion Financial Corp.	939	7,212
Moneylion, Inc.*	360	26,474
Navient Corp.	3,565	51,906
Nelnet, Inc., Class A	613	61,827
NerdWallet, Inc., Class A*	1,690	24,674
OppFi, Inc. (x)	606	2,054
PRA Group, Inc.*	1,789	35,172
PROG Holdings, Inc.	1,789	62,042
Regional Management Corp.	354	10,174
Upstart Holdings, Inc. (x)*	3,263	76,974
World Acceptance Corp.*	172	21,256

		1,913,325

Financial Services (1.1%)
Acacia Research Corp.*	1,672	8,377
Alerus Financial Corp.	740	14,511
A-Mark Precious Metals, Inc.	772	24,990
AvidXchange Holdings, Inc.*	7,363	88,798
Banco Latinoamericano de Comercio Exterior SA, Class E	1,132	33,586
Burford Capital Ltd.	8,489	110,781
Cannae Holdings, Inc.	2,559	46,420
Cantaloupe, Inc.*	2,520	16,632
Cass Information Systems, Inc.	606	24,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Diversified Holdings	2,823	$61,796
Enact Holdings, Inc.	1,198	36,731
Essent Group Ltd.	4,421	248,416
Evertec, Inc.	2,789	92,734
Federal Agricultural Mortgage Corp., Class C	400	72,328
Flywire Corp.*	5,116	83,851
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (x)	4,763	140,985
I3 Verticals, Inc., Class A*	972	21,462
International Money Express, Inc.*	1,304	27,175
Jackson Financial, Inc., Class A	3,174	235,701
Marqeta, Inc., Class A*	19,751	108,236
Merchants Bancorp	783	31,743
Mr Cooper Group, Inc.*	2,704	219,646
NCR Atleos Corp.*	3,057	82,600
NewtekOne, Inc.	1,025	12,884
NMI Holdings, Inc., Class A*	3,362	114,443
Onity Group, Inc.*	283	6,786
Pagseguro Digital Ltd., Class A*	8,000	93,520
Payoneer Global, Inc.*	10,739	59,494
Paysafe Ltd.*	1,400	24,752
Paysign, Inc.*	1,436	6,189
PennyMac Financial Services, Inc.	1,133	107,182
Priority Technology Holdings, Inc.*	766	4,045
Radian Group, Inc.	6,109	189,990
Remitly Global, Inc.*	6,145	74,477
Repay Holdings Corp., Class A*	3,880	40,973
Sezzle, Inc.*	100	8,822
StoneCo Ltd., Class A*	12,143	145,595
SWK Holdings Corp. (x)*	160	2,718
Velocity Financial, Inc. (x)*	493	8,840
Walker & Dunlop, Inc.	1,361	133,650
Waterstone Financial, Inc.	728	9,311

		2,875,452

Insurance (3.5%)
Ambac Financial Group, Inc.*	1,741	22,320
American Coastal Insurance Corp.*	862	9,094
AMERISAFE, Inc.	769	33,751
Baldwin Insurance Group, Inc. (The), Class A*	2,790	98,961
CNO Financial Group, Inc.	105,073	2,912,624
Crawford & Co., Class A	366	3,162
Donegal Group, Inc., Class A	676	8,707
Employers Holdings, Inc.	1,063	45,316
Enstar Group Ltd.*	537	164,161
F&G Annuities & Life, Inc.	751	28,576
Fidelis Insurance Holdings Ltd.	2,025	33,028
Genworth Financial, Inc., Class A*	17,584	106,207
GoHealth, Inc., Class A*	172	1,672
Goosehead Insurance, Inc., Class A*	993	57,038
Greenlight Capital Re Ltd., Class A*	1,144	14,986
Hamilton Insurance Group Ltd., Class B*	665	11,072
Hanover Insurance Group, Inc. (The)	21,476	2,693,949
HCI Group, Inc.	344	31,707
Heritage Insurance Holdings, Inc.*	968	6,853
Hippo Holdings, Inc. (x)*	858	14,749
Horace Mann Educators Corp.	57,929	1,889,644
Investors Title Co.	53	9,547
James River Group Holdings Ltd.	1,303	10,072
Kingsway Financial Services, Inc. (x)*	468	3,856
Lemonade, Inc. (x)*	2,353	38,825
Maiden Holdings Ltd. (x)*	3,993	8,226
MBIA, Inc.	1,940	10,651
Mercury General Corp.	1,158	61,536
National Western Life Group, Inc., Class A	92	45,719
NI Holdings, Inc. (x)*	358	5,477
Oscar Health, Inc., Class A*	8,237	130,309
Palomar Holdings, Inc.*	1,053	85,451
ProAssurance Corp.*	2,115	25,845
Root, Inc., Class A*	366	18,889
Safety Insurance Group, Inc.	585	43,893
Selective Insurance Group, Inc.	2,577	241,800
Selectquote, Inc.*	6,174	17,040
SiriusPoint Ltd.*	4,178	50,972
Skyward Specialty Insurance Group, Inc.*	1,574	56,947
Stewart Information Services Corp.	1,089	67,605
Tiptree, Inc., Class A	965	15,913
Trupanion, Inc. (x)*	1,370	40,278
United Fire Group, Inc.	925	19,878
Universal Insurance Holdings, Inc.	1,096	20,561

		9,216,867

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AFC Gamma, Inc. (REIT)	711	8,674
AG Mortgage Investment Trust, Inc. (REIT)	1,219	8,094
Angel Oak Mortgage REIT, Inc. (REIT)	418	5,476
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,120	59,915
Arbor Realty Trust, Inc. (REIT) (x)	7,279	104,454
Ares Commercial Real Estate Corp. (REIT) (x)	2,247	14,943
ARMOUR Residential REIT, Inc. (REIT) (x)	1,987	38,508
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	7,356	128,141
BrightSpire Capital, Inc. (REIT), Class A	5,857	33,385
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	11,059
Chimera Investment Corp. (REIT)	3,415	43,712
Claros Mortgage Trust, Inc. (REIT)	3,688	29,578
Dynex Capital, Inc. (REIT)	2,707	32,322
Ellington Financial, Inc. (REIT) (x)	3,499	42,268
Franklin BSP Realty Trust, Inc. (REIT)	3,430	43,218
Granite Point Mortgage Trust, Inc. (REIT)	2,040	6,059
Invesco Mortgage Capital, Inc. (REIT) (x)	1,846	17,297
KKR Real Estate Finance Trust, Inc. (REIT)	2,315	20,951
Ladder Capital Corp. (REIT)	5,012	56,585
MFA Financial, Inc. (REIT)	4,549	48,401
New York Mortgage Trust, Inc. (REIT)	3,703	21,625
Nexpoint Real Estate Finance, Inc. (REIT)	352	4,829
Orchid Island Capital, Inc. (REIT) (x)	2,343	19,541
PennyMac Mortgage Investment Trust (REIT)	3,554	48,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ready Capital Corp. (REIT) (x)	6,578	$53,808
Redwood Trust, Inc. (REIT)	5,712	37,071
Seven Hills Realty Trust (REIT)	542	6,873
TPG RE Finance Trust, Inc. (REIT)	2,847	24,598
Two Harbors Investment Corp. (REIT)	4,399	58,111

		1,028,363

Total Financials		52,193,544

Health Care (7.6%)
Biotechnology (3.4%)
2seventy bio, Inc. (x)*	2,209	8,505
4D Molecular Therapeutics, Inc.*	2,111	44,310
89bio, Inc.*	3,152	25,248
Aadi Bioscience, Inc.*	206	301
Absci Corp.*	3,383	10,420
ACADIA Pharmaceuticals, Inc.*	5,214	84,727
ACELYRIN, Inc.*	2,895	12,767
Achieve Life Sciences, Inc.*	1,459	6,857
Acrivon Therapeutics, Inc. (x)*	390	2,262
Actinium Pharmaceuticals, Inc.*	1,144	8,466
Acumen Pharmaceuticals, Inc.*	2,399	5,806
ADC Therapeutics SA*	2,966	9,373
Adicet Bio, Inc.*	248	300
ADMA Biologics, Inc.*	9,540	106,657
Adverum Biotechnologies, Inc.*	929	6,373
Aerovate Therapeutics, Inc. (x)*	447	742
Agenus, Inc.*	753	12,613
Agios Pharmaceuticals, Inc.*	2,394	103,229
Akero Therapeutics, Inc.*	2,872	67,377
Aldeyra Therapeutics, Inc.*	2,048	6,779
Alector, Inc.*	3,963	17,992
Alkermes plc*	7,133	171,905
Allogene Therapeutics, Inc. (x)*	3,696	8,612
Altimmune, Inc. (x)*	3,041	20,223
ALX Oncology Holdings, Inc.*	1,660	10,010
Amicus Therapeutics, Inc.*	12,430	123,306
AnaptysBio, Inc.*	851	21,326
Anavex Life Sciences Corp. (x)*	3,015	12,723
Anika Therapeutics, Inc.*	595	15,071
Annexon, Inc.*	3,568	17,483
Apogee Therapeutics, Inc.*	1,649	64,888
Applied Therapeutics, Inc.*	4,073	19,021
Arbutus Biopharma Corp.*	6,689	20,669
Arcellx, Inc.*	1,826	100,777
Arcturus Therapeutics Holdings, Inc. (x)*	948	23,084
Arcus Biosciences, Inc.*	2,196	33,445
Arcutis Biotherapeutics, Inc. (x)*	4,501	41,859
Ardelyx, Inc.*	10,182	75,449
ArriVent Biopharma, Inc.*	392	7,272
Arrowhead Pharmaceuticals, Inc.*	5,057	131,431
ARS Pharmaceuticals, Inc.*	2,085	17,743
Astria Therapeutics, Inc.*	1,987	18,082
Atossa Therapeutics, Inc.*	6,232	7,416
Aura Biosciences, Inc.*	2,151	16,262
Aurinia Pharmaceuticals, Inc.*	5,627	32,130
Avid Bioservices, Inc.*	2,730	19,492
Avidity Biosciences, Inc.*	4,282	174,920
Avita Medical, Inc. (x)*	1,033	8,181
Beam Therapeutics, Inc.*	3,239	75,890
BioCryst Pharmaceuticals, Inc.*	8,754	54,100
Biohaven Ltd.*	3,181	110,412
Biomea Fusion, Inc. (x)*	874	3,933
Bioxcel Therapeutics, Inc.*	235	301
Black Diamond Therapeutics, Inc.*	1,574	7,335
Bluebird Bio, Inc. (x)*	10,123	9,963
Blueprint Medicines Corp.*	2,663	287,018
Bridgebio Pharma, Inc.*	5,955	150,840
C4 Therapeutics, Inc.*	2,484	11,476
Cabaletta Bio, Inc.*	2,115	15,820
Capricor Therapeutics, Inc.*	1,107	5,280
Cardiff Oncology, Inc.*	2,272	5,044
CareDx, Inc.*	2,173	33,747
Cargo Therapeutics, Inc.*	857	14,072
Caribou Biosciences, Inc.*	3,240	5,314
Carisma Therapeutics, Inc.*	244	371
Cartesian Therapeutics, Inc. (x)*	384	10,372
Catalyst Pharmaceuticals, Inc.*	4,930	76,366
Celcuity, Inc.*	1,070	17,527
Celldex Therapeutics, Inc.*	2,736	101,259
Century Therapeutics, Inc. (x)*	2,836	7,232
CervoMed, Inc.*	257	4,400
CG oncology, Inc. (x)*	927	29,265
Cibus, Inc., Class A*	714	7,033
Cogent Biosciences, Inc.*	4,134	34,850
Coherus Biosciences, Inc. (x)*	3,363	5,818
Compass Therapeutics, Inc.*	4,014	4,014
Corbus Pharmaceuticals Holdings, Inc.*	431	19,503
Crinetics Pharmaceuticals, Inc.*	3,296	147,628
Cue Biopharma, Inc.*	242	300
Cullinan Therapeutics, Inc.*	1,637	28,549
Cytokinetics, Inc.*	4,732	256,380
Day One Biopharmaceuticals, Inc.*	2,566	35,359
Denali Therapeutics, Inc.*	5,266	122,276
Design Therapeutics, Inc.*	1,620	5,427
Dianthus Therapeutics, Inc.*	1,013	26,216
Disc Medicine, Inc.*	696	31,369
Dynavax Technologies Corp.*	5,581	62,675
Dyne Therapeutics, Inc.*	3,418	120,621
Editas Medicine, Inc.*	3,056	14,271
Elevation Oncology, Inc.*	2,437	6,580
Enanta Pharmaceuticals, Inc.*	867	11,245
Entrada Therapeutics, Inc.*	941	13,409
Erasca, Inc.*	6,017	14,200
Fate Therapeutics, Inc.*	4,860	15,941
Fennec Pharmaceuticals, Inc. (x)*	798	4,876
Fibrobiologics, Inc.*	963	4,805
Foghorn Therapeutics, Inc.*	1,017	5,848
G1 Therapeutics, Inc.*	2,334	5,321
Genelux Corp.*	195	380
Generation Bio Co.*	2,252	6,351
Geron Corp.*	24,394	103,431
Greenwich Lifesciences, Inc.*	334	5,765
Gyre Therapeutics, Inc.*	518	6,180
Halozyme Therapeutics, Inc.*	5,285	276,723
Heron Therapeutics, Inc. (x)*	4,710	16,485
HilleVax, Inc. (x)*	1,426	20,620
Humacyte, Inc.*	3,892	18,682
Ideaya Biosciences, Inc.*	3,166	111,158
IGM Biosciences, Inc. (x)*	420	2,885
Immuneering Corp., Class A*	310	397
ImmunityBio, Inc. (x)*	6,003	37,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Immunome, Inc.*	2,178	$26,354
Immunovant, Inc.*	2,459	64,918
Inhibrx Biosciences, Inc.*	343	4,860
Inmune Bio, Inc.*	718	6,333
Inovio Pharmaceuticals, Inc.*	1,076	8,694
Inozyme Pharma, Inc. (x)*	2,664	11,881
Insmed, Inc.*	6,580	440,860
Intellia Therapeutics, Inc.*	4,081	91,333
Invivyd, Inc.*	4,243	4,667
Iovance Biotherapeutics, Inc.*	10,726	86,023
Ironwood Pharmaceuticals, Inc., Class A*	5,617	36,623
iTeos Therapeutics, Inc.*	1,003	14,884
Janux Therapeutics, Inc.*	1,188	49,765
Jasper Therapeutics, Inc.*	434	9,852
KalVista Pharmaceuticals, Inc. (x)*	1,613	19,001
Karyopharm Therapeutics, Inc.*	393	341
Keros Therapeutics, Inc.*	1,248	57,034
Kiniksa Pharmaceuticals International plc, Class A*	1,312	24,495
Kodiak Sciences, Inc.*	1,411	3,316
Korro Bio, Inc.*	258	8,738
Krystal Biotech, Inc.*	1,051	193,006
Kura Oncology, Inc.*	3,115	64,138
Kymera Therapeutics, Inc.*	1,884	56,237
Kyverna Therapeutics, Inc.*	830	6,225
Larimar Therapeutics, Inc. (x)*	1,802	13,064
LENZ Therapeutics, Inc. (x)	539	9,319
Lexeo Therapeutics, Inc.*	413	6,625
Lexicon Pharmaceuticals, Inc.*	3,530	5,930
Lineage Cell Therapeutics, Inc. (x)*	5,676	5,661
Lyell Immunopharma, Inc.*	10,529	15,267
MacroGenics, Inc.*	2,411	10,247
Madrigal Pharmaceuticals, Inc.*	743	208,159
MannKind Corp.*	11,601	60,557
MeiraGTx Holdings plc*	1,434	6,037
Mersana Therapeutics, Inc.*	4,031	8,102
MiMedx Group, Inc.*	4,694	32,529
Mineralys Therapeutics, Inc.*	1,210	14,157
Mirum Pharmaceuticals, Inc.*	1,662	56,824
Monte Rosa Therapeutics, Inc. (x)*	1,384	5,176
Morphic Holding, Inc.*	1,688	57,510
Myriad Genetics, Inc.*	3,788	92,654
Neurogene, Inc.*	436	15,866
Nkarta, Inc.*	2,241	13,244
Novavax, Inc. (x)*	5,984	75,757
Nurix Therapeutics, Inc.*	2,564	53,511
Nuvalent, Inc., Class A*	1,353	102,639
Nuvectis Pharma, Inc.*	48	304
Ocugen, Inc.*	10,840	16,802
Olema Pharmaceuticals, Inc.*	1,729	18,708
Omega Therapeutics, Inc.*	145	300
Organogenesis Holdings, Inc., Class A*	2,281	6,387
ORIC Pharmaceuticals, Inc.*	2,608	18,439
Outlook Therapeutics, Inc. (x)*	341	2,517
Ovid therapeutics, Inc.*	2,623	2,018
PepGen, Inc.*	774	12,353
Perspective Therapeutics, Inc.*	1,995	19,890
Poseida Therapeutics, Inc., Class A*	2,989	8,728
Praxis Precision Medicines, Inc.*	731	30,234
Precigen, Inc. (x)*	4,932	7,793
Prelude Therapeutics, Inc.*	436	1,661
Prime Medicine, Inc. (x)*	2,612	13,426
ProKidney Corp., Class A (x)*	1,952	4,802
Protagonist Therapeutics, Inc.*	2,476	85,793
Prothena Corp. plc*	1,727	35,645
PTC Therapeutics, Inc.*	3,226	98,651
Puma Biotechnology, Inc.*	2,169	7,071
Pyxis Oncology, Inc.*	2,098	6,944
Q32 Bio, Inc.*	348	6,247
RAPT Therapeutics, Inc.*	1,299	3,962
Recursion Pharmaceuticals, Inc., Class A (x)*	8,757	65,677
REGENXBIO, Inc.*	2,094	24,500
Regulus Therapeutics, Inc.*	3,000	5,355
Relay Therapeutics, Inc.*	4,483	29,229
Reneo Pharmaceuticals, Inc.*	199	300
Renovaro, Inc.*	3,189	5,581
Replimune Group, Inc.*	2,374	21,366
REVOLUTION Medicines, Inc.*	6,455	250,519
Rhythm Pharmaceuticals, Inc.*	2,319	95,218
Rigel Pharmaceuticals, Inc.*	729	5,992
Rocket Pharmaceuticals, Inc.*	2,808	60,456
Sage Therapeutics, Inc.*	2,132	23,153
Sana Biotechnology, Inc.*	5,600	30,576
Savara, Inc. (x)*	4,704	18,957
Scholar Rock Holding Corp.*	3,052	25,423
Sera Prognostics, Inc., Class A*	1,169	6,920
Shattuck Labs, Inc.*	1,806	6,971
Skye Bioscience, Inc.*	815	6,528
Soleno Therapeutics, Inc.*	932	38,026
Solid Biosciences, Inc.*	1,107	6,277
SpringWorks Therapeutics, Inc.*	2,912	109,695
Spyre Therapeutics, Inc.*	1,467	34,489
Stoke Therapeutics, Inc.*	1,581	21,359
Summit Therapeutics, Inc. (x)*	3,709	28,930
Sutro Biopharma, Inc.*	2,646	7,753
Syndax Pharmaceuticals, Inc.*	3,481	71,465
Tango Therapeutics, Inc.*	2,228	19,116
Taysha Gene Therapies, Inc.*	6,776	15,178
Tenaya Therapeutics, Inc.*	2,013	6,240
TG Therapeutics, Inc.*	5,936	105,601
Tourmaline Bio, Inc.	978	12,577
Travere Therapeutics, Inc.*	2,985	24,537
TScan Therapeutics, Inc.*	1,627	9,518
Twist Bioscience Corp.*	2,460	121,229
Tyra Biosciences, Inc. (x)*	888	14,199
UroGen Pharma Ltd. (x)*	1,455	24,415
Vanda Pharmaceuticals, Inc.*	2,430	13,729
Vaxcyte, Inc.*	4,625	349,234
Vera Therapeutics, Inc., Class A*	1,598	57,816
Veracyte, Inc.*	3,261	70,666
Verastem, Inc.*	1,746	5,203
Vericel Corp.*	2,077	95,293
Verve Therapeutics, Inc. (x)*	2,626	12,815
Vir Biotechnology, Inc.*	3,882	34,550
Viridian Therapeutics, Inc.*	2,651	34,489
Voyager Therapeutics, Inc.*	2,054	16,247
Werewolf Therapeutics, Inc.*	2,194	5,353
X4 Pharmaceuticals, Inc.*	5,415	3,141
XBiotech, Inc.*	1,070	5,500
Xencor, Inc.*	2,549	48,253
XOMA Corp.*	322	7,628

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Y-mAbs Therapeutics, Inc. (x)*	1,713	$20,693
Zentalis Pharmaceuticals, Inc.*	2,378	9,726
Zura Bio Ltd., Class A*	334	1,169
Zymeworks, Inc.*	2,251	19,156

		9,133,805

Health Care Equipment & Supplies (2.2%)
Accuray, Inc.*	4,103	7,467
Alphatec Holdings, Inc.*	4,354	45,499
AngioDynamics, Inc.*	1,726	10,442
Artivion, Inc.*	1,604	41,143
AtriCure, Inc.*	2,120	48,272
Atrion Corp.	59	26,693
Avanos Medical, Inc.*	1,875	37,350
Axogen, Inc.*	1,775	12,851
Axonics, Inc.*	2,158	145,082
Bioventus, Inc., Class A*	1,590	9,143
Cerus Corp. (x)*	7,555	13,297
CONMED Corp.	1,314	91,087
Cutera, Inc.*	199	301
CVRx, Inc. (x)*	489	5,863
Embecta Corp.	2,290	28,625
Envista Holdings Corp.*	57,880	962,544
Glaukos Corp.*	2,073	245,340
Haemonetics Corp.*	2,126	175,884
ICU Medical, Inc.*	908	107,825
Inari Medical, Inc.*	2,265	109,060
Inmode Ltd.*	3,413	62,253
Inogen, Inc.*	950	7,724
Integer Holdings Corp.*	12,564	1,454,786
Integra LifeSciences Holdings Corp.*	2,903	84,593
iRadimed Corp.	315	13,841
iRhythm Technologies, Inc.*	1,324	142,515
Lantheus Holdings, Inc.*	2,880	231,235
LeMaitre Vascular, Inc.	869	71,501
LivaNova plc*	2,311	126,689
Merit Medical Systems, Inc.*	2,424	208,343
Neogen Corp.*	9,243	144,468
NeuroPace, Inc.*	765	5,783
Nevro Corp.*	1,458	12,276
Novocure Ltd.*	4,511	77,273
Omnicell, Inc.*	2,010	54,411
OraSure Technologies, Inc.*	2,772	11,809
Orchestra BioMed Holdings, Inc. (x)*	1,122	9,144
Orthofix Medical, Inc.*	1,438	19,068
OrthoPediatrics Corp.*	740	21,282
Paragon 28, Inc.*	1,788	12,230
PROCEPT BioRobotics Corp.*	1,794	109,595
Pulmonx Corp.*	1,522	9,650
Pulse Biosciences, Inc. (x)*	787	8,807
RxSight, Inc.*	1,441	86,705
Sanara Medtech, Inc. (x)*	167	4,713
Semler Scientific, Inc.*	186	6,398
SI-BONE, Inc.*	1,936	25,033
Sight Sciences, Inc.*	1,798	11,993
Silk Road Medical, Inc.*	1,751	47,347
STAAR Surgical Co.*	2,119	100,886
Stereotaxis, Inc.*	2,934	5,340
Surmodics, Inc.*	560	23,542
Tactile Systems Technology, Inc.*	958	11,439
Tandem Diabetes Care, Inc.*	2,744	110,556
Tela Bio, Inc.*	180	846
TransMedics Group, Inc.*	1,360	204,843
Treace Medical Concepts, Inc.*	1,841	12,243
UFP Technologies, Inc.*	308	81,272
Utah Medical Products, Inc.	183	12,226
Varex Imaging Corp.*	1,530	22,537
Zimvie, Inc.*	1,053	19,217
Zynex, Inc. (x)*	485	4,520

		5,814,700

Health Care Providers & Services (1.1%)
Accolade, Inc.*	2,735	9,791
AdaptHealth Corp., Class A*	4,411	44,110
Addus HomeCare Corp.*	674	78,258
agilon health, Inc.*	13,069	85,471
AirSculpt Technologies, Inc. (x)*	535	2,140
Alignment Healthcare, Inc.*	4,328	33,845
AMN Healthcare Services, Inc.*	1,627	83,351
Astrana Health, Inc.*	1,863	75,563
Aveanna Healthcare Holdings, Inc.*	2,007	5,539
BrightSpring Health Services, Inc. (x)*	2,150	24,424
Brookdale Senior Living, Inc.*	8,312	56,771
Castle Biosciences, Inc.*	1,193	25,972
Community Health Systems, Inc.*	5,087	17,092
CorVel Corp.*	376	95,606
Cross Country Healthcare, Inc.*	1,398	19,348
DocGo, Inc. (x)*	4,539	14,026
Enhabit, Inc.*	2,030	18,108
Ensign Group, Inc. (The)	2,351	290,795
Fulgent Genetics, Inc.*	738	14,480
GeneDx Holdings Corp., Class A*	501	13,096
Guardant Health, Inc.*	4,999	144,371
HealthEquity, Inc.*	3,587	309,199
Hims & Hers Health, Inc.*	8,039	162,307
InfuSystem Holdings, Inc.*	799	5,457
Innovage Holding Corp.*	953	4,727
Joint Corp. (The)*	682	9,589
LifeStance Health Group, Inc. (x)*	5,403	26,529
ModivCare, Inc.*	515	13,514
Nano-X Imaging Ltd. (x)*	1,963	14,408
National HealthCare Corp.	552	59,837
National Research Corp.	756	17,350
NeoGenomics, Inc.*	5,528	76,673
OPKO Health, Inc. (x)*	17,174	21,468
Option Care Health, Inc.*	7,387	204,620
Owens & Minor, Inc.*	3,334	45,009
PACS Group, Inc.*	1,054	31,093
Patterson Cos., Inc.	3,479	83,913
Pediatrix Medical Group, Inc.*	3,327	25,119
Pennant Group, Inc. (The)*	1,168	27,086
Performant Financial Corp.*	2,960	8,584
PetIQ, Inc., Class A*	1,125	24,817
Privia Health Group, Inc.*	4,549	79,062
Progyny, Inc.*	3,577	102,338
Quipt Home Medical Corp.*	1,775	5,716
RadNet, Inc.*	2,801	165,035
Select Medical Holdings Corp.	4,528	158,752
Surgery Partners, Inc.*	3,264	77,651
Talkspace, Inc.*	5,208	11,978
US Physical Therapy, Inc.	662	61,182
Viemed Healthcare, Inc.*	1,502	9,838

		2,995,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.2%)
Definitive Healthcare Corp., Class A*	1,986	$10,844
Evolent Health, Inc., Class A*	4,891	93,516
Health Catalyst, Inc.*	2,421	15,470
HealthStream, Inc.	1,107	30,885
LifeMD, Inc.*	1,470	10,084
OptimizeRx Corp.*	969	9,690
Phreesia, Inc.*	2,142	45,410
Schrodinger, Inc.*	2,473	47,828
Simulations Plus, Inc.	655	31,846
Teladoc Health, Inc.*	7,211	70,524

		366,097

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp. (x)*	4,956	17,941
Akoya Biosciences, Inc. (x)*	657	1,537
BioLife Solutions, Inc.*	1,415	30,324
ChromaDex Corp.*	2,104	5,744
Codexis, Inc.*	2,907	9,012
CryoPort, Inc.*	1,749	12,086
Cytek Biosciences, Inc.*	4,876	27,208
Harvard Bioscience, Inc.*	1,721	4,905
Lifecore Biomedical, Inc.*	1,093	5,607
Maravai LifeSciences Holdings, Inc., Class A*	4,679	33,502
MaxCyte, Inc.*	4,525	17,738
Mesa Laboratories, Inc.	212	18,395
Nautilus Biotechnology, Inc., Class A*	2,090	4,891
OmniAb, Inc. (Earn Out Shares) (r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	3,388	12,705
Pacific Biosciences of California, Inc. (x)*	10,163	13,923
Quanterix Corp.*	1,430	18,890
Quantum-Si, Inc. (x)*	3,948	4,145
Standard BioTools, Inc.*	12,781	22,622

		261,175

Pharmaceuticals (0.6%)
Aclaris Therapeutics, Inc.*	279	307
Alimera Sciences, Inc.*	930	5,171
Alto Neuroscience, Inc.*	522	5,580
Amneal Pharmaceuticals, Inc.*	6,741	42,805
Amphastar Pharmaceuticals, Inc.*	1,630	65,200
ANI Pharmaceuticals, Inc.*	783	49,861
Aquestive Therapeutics, Inc.*	3,146	8,180
Arvinas, Inc.*	2,722	72,460
Atea Pharmaceuticals, Inc.*	3,426	11,340
Avadel Pharmaceuticals plc (ADR)*	3,915	55,045
Axsome Therapeutics, Inc. (x)*	1,543	124,211
Biote Corp., Class A*	1,326	9,905
Bright Green Corp.*	1,185	300
Cassava Sciences, Inc. (x)*	1,606	19,834
Collegium Pharmaceutical, Inc.*	1,450	46,690
Contineum Therapeutics, Inc., Class A*	290	5,107
Corcept Therapeutics, Inc.*	3,456	112,285
CorMedix, Inc. (x)*	1,963	8,500
Edgewise Therapeutics, Inc.*	3,075	55,381
Enliven Therapeutics, Inc. (x)*	1,491	34,845
Esperion Therapeutics, Inc.*	8,005	17,771
Evolus, Inc.*	2,341	25,400
EyePoint Pharmaceuticals, Inc. (x)*	2,264	19,697
Fulcrum Therapeutics, Inc.*	2,629	16,300
Harmony Biosciences Holdings, Inc.*	1,295	39,070
Harrow, Inc. (x)*	1,382	28,870
Innoviva, Inc.*	2,459	40,328
Ligand Pharmaceuticals, Inc.*	729	61,426
Liquidia Corp. (x)*	2,453	29,436
Longboard Pharmaceuticals, Inc. (x)*	1,370	37,031
Mind Medicine MindMed, Inc.*	3,050	21,991
Nektar Therapeutics*	7,563	9,378
Neumora Therapeutics, Inc.*	3,563	35,024
Nuvation Bio, Inc.*	8,097	23,643
Ocular Therapeutix, Inc.*	6,592	45,089
Omeros Corp. (x)*	2,678	10,873
Pacira BioSciences, Inc.*	1,941	55,532
Phathom Pharmaceuticals, Inc. (x)*	1,550	15,965
Phibro Animal Health Corp., Class A	893	14,976
Pliant Therapeutics, Inc.*	2,247	24,155
Prestige Consumer Healthcare, Inc.*	2,099	144,516
Revance Therapeutics, Inc.*	3,669	9,429
Scilex Holding Co. (r)*	3,124	4,522
scPharmaceuticals, Inc.*	1,270	5,525
SIGA Technologies, Inc.	2,069	15,704
Supernus Pharmaceuticals, Inc.*	2,164	57,887
Tarsus Pharmaceuticals, Inc.*	1,558	42,346
Terns Pharmaceuticals, Inc.*	2,594	17,665
Theravance Biopharma, Inc.*	1,941	16,460
Third Harmonic Bio, Inc. (x)*	857	11,141
Trevi Therapeutics, Inc.*	1,831	5,456
Ventyx Biosciences, Inc. (x)*	2,058	4,754
Verrica Pharmaceuticals, Inc. (x)*	918	6,692
WaVe Life Sciences Ltd.*	2,601	12,979
Xeris Biopharma Holdings, Inc.*	5,890	13,253
Zevra Therapeutics, Inc. (x)*	1,526	7,477

		1,680,768

Total Health Care		20,251,553

Industrials (19.5%)
Aerospace & Defense (3.6%)
AAR Corp.*	1,467	106,651
AeroVironment, Inc.*	1,109	202,015
AerSale Corp.*	1,097	7,591
Archer Aviation, Inc., Class A (x)*	9,890	34,813
Astronics Corp.*	1,128	22,594
Babcock International Group plc	200,974	1,326,148
Byrna Technologies, Inc.*	733	7,315
Cadre Holdings, Inc.	1,103	37,017
Ducommun, Inc.*	612	35,533
Eve Holding, Inc.*	796	3,224
Intuitive Machines, Inc.*	1,438	4,745
Kratos Defense & Security Solutions, Inc.*	6,268	125,423
Leonardo DRS, Inc.*	2,710	69,132
Melrose Industries plc	175,212	1,225,701
Mercury Systems, Inc.*	2,322	62,671
Moog, Inc., Class A	1,203	201,262
National Presto Industries, Inc.	214	16,078
Park Aerospace Corp.	807	11,040
QinetiQ Group plc	757,826	4,245,714
Redwire Corp. (x)*	1,149	8,238
Rocket Lab USA, Inc. (x)*	14,739	70,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Senior plc	823,110	$1,664,789
Terran Orbital Corp. (x)*	3,748	3,073
Triumph Group, Inc.*	2,862	44,103
V2X, Inc.*	474	22,733
Virgin Galactic Holdings, Inc. (x)*	694	5,850
VirTra, Inc.*	712	5,475

		9,569,675

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	2,196	30,458
Forward Air Corp.	1,040	19,802
Hub Group, Inc., Class A	2,608	112,274
Radiant Logistics, Inc.*	1,582	9,002

		171,536

Building Products (1.6%)
American Woodmark Corp.*	685	53,841
Apogee Enterprises, Inc.	969	60,887
AZZ, Inc.	1,244	96,099
CSW Industrials, Inc.	655	173,778
Gibraltar Industries, Inc.*	1,307	89,595
Griffon Corp.	1,652	105,497
Insteel Industries, Inc.	15,431	477,744
Janus International Group, Inc.*	6,010	75,906
JELD-WEN Holding, Inc.*	3,847	51,819
Masterbrand, Inc.*	5,392	79,155
Quanex Building Products Corp.	1,351	37,355
Resideo Technologies, Inc.*	6,188	121,037
Tecnoglass, Inc.	952	47,771
UFP Industries, Inc.	24,018	2,690,016
Zurn Elkay Water Solutions Corp.	6,166	181,281

		4,341,781

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	2,679	135,477
ACCO Brands Corp.	3,613	16,981
ACV Auctions, Inc., Class A*	6,269	114,409
Aris Water Solutions, Inc., Class A	1,235	19,352
BrightView Holdings, Inc.*	1,872	24,898
Brink’s Co. (The)	1,904	194,970
Casella Waste Systems, Inc., Class A*	2,424	240,509
CECO Environmental Corp.*	1,207	34,822
Cimpress plc*	728	63,780
CompX International, Inc.	100	2,467
CoreCivic, Inc.*	4,622	59,994
Deluxe Corp.	1,802	40,473
Driven Brands Holdings, Inc.*	2,538	32,309
Ennis, Inc.	1,196	26,180
Enviri Corp.*	3,208	27,685
GEO Group, Inc. (The)*	5,291	75,979
Healthcare Services Group, Inc.*	3,043	32,195
HNI Corp.	46,770	2,105,585
Interface, Inc., Class A	2,365	34,718
LanzaTech Global, Inc. (x)*	5,103	9,440
Li-Cycle Holdings Corp.*	76	496
Liquidity Services, Inc.*	1,000	19,980
Matthews International Corp., Class A	1,170	29,308
MillerKnoll, Inc.	2,981	78,967
Montrose Environmental Group, Inc.*	1,347	60,022
NL Industries, Inc.	460	2,774
OPENLANE, Inc.*	4,642	77,011
Perma-Fix Environmental Services, Inc.*	555	5,622
Pitney Bowes, Inc.	6,870	34,900
Quad/Graphics, Inc.	839	4,573
Quest Resource Holding Corp.*	791	6,961
Steelcase, Inc., Class A	3,758	48,704
UniFirst Corp.	643	110,294
Viad Corp.*	843	28,662
Virco Mfg. Corp.	456	6,357
VSE Corp.	579	51,114

		3,857,968

Construction & Engineering (3.2%)
Ameresco, Inc., Class A*	1,308	37,683
Arcosa, Inc.	2,056	171,491
Argan, Inc.	517	37,824
Bowman Consulting Group Ltd., Class A*	605	19,233
Centuri Holdings, Inc.*	579	11,279
Concrete Pumping Holdings, Inc.*	846	5,084
Construction Partners, Inc., Class A*	1,819	100,427
Dycom Industries, Inc.*	1,203	203,018
Fluor Corp.*	7,234	315,041
Granite Construction, Inc.	1,868	115,760
Great Lakes Dredge & Dock Corp.*	2,684	23,565
IES Holdings, Inc.*	337	46,954
Limbach Holdings, Inc.*	465	26,472
Matrix Service Co.*	1,120	11,122
MYR Group, Inc.*	711	96,490
Northwest Pipe Co.*	410	13,928
Orion Group Holdings, Inc.*	1,299	12,353
Primoris Services Corp.	58,880	2,937,523
Southland Holdings, Inc. (x)*	165	756
Sterling Infrastructure, Inc.*	1,281	151,594
Tutor Perini Corp.*	1,761	38,355
Valmont Industries, Inc.	6,300	1,729,035
WillScot Mobile Mini Holdings Corp.*	66,894	2,517,890

		8,622,877

Electrical Equipment (1.6%)
Allient, Inc.	541	13,671
American Superconductor Corp.*	1,446	33,822
Amprius Technologies, Inc. (x)*	237	301
Array Technologies, Inc.*	6,581	67,521
Atkore, Inc.	1,556	209,951
Blink Charging Co. (x)*	4,339	11,889
Bloom Energy Corp., Class A (x)*	8,427	103,147
ChargePoint Holdings, Inc.*	16,445	24,832
Encore Wire Corp.	604	175,057
Energy Vault Holdings, Inc. (x)*	4,313	4,096
EnerSys	1,695	175,466
Enovix Corp. (x)*	6,296	97,336
Fluence Energy, Inc., Class A (x)*	2,641	45,795
Freyr Battery, Inc.*	4,749	8,073
FuelCell Energy, Inc.*	17,768	11,350
GrafTech International Ltd.*	12,266	11,898
LSI Industries, Inc.	1,151	16,655
Net Power, Inc.*	896	8,808
NEXTracker, Inc., Class A*	4,972	233,087
NuScale Power Corp., Class A (x)*	3,288	38,437
Plug Power, Inc.*	26,736	62,295
Powell Industries, Inc.	403	57,790
Preformed Line Products Co.	110	13,699
Regal Rexnord Corp.	19,755	2,671,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SES AI Corp. (x)*	5,492	$6,865
Shoals Technologies Group, Inc., Class A*	6,908	43,106
SKYX Platforms Corp.*	620	589
Stem, Inc. (x)*	5,069	5,627
SunPower Corp. (x)*	3,818	11,301
Sunrun, Inc.*	9,260	109,824
Thermon Group Holdings, Inc.*	1,466	45,094
TPI Composites, Inc.*	1,843	7,354
Ultralife Corp.*	542	5,756
Vicor Corp.*	879	29,148

		4,360,911

Ground Transportation (0.2%)
ArcBest Corp.	1,009	108,044
Covenant Logistics Group, Inc., Class A	361	17,794
FTAI Infrastructure, Inc.	4,119	35,547
Heartland Express, Inc.	1,818	22,416
Hertz Global Holdings, Inc.*	5,199	18,352
Marten Transport Ltd.	2,371	43,745
PAM Transportation Services, Inc.*	268	4,655
RXO, Inc.*	4,979	130,201
Universal Logistics Holdings, Inc.	310	12,583
Werner Enterprises, Inc.	2,715	97,278

		490,615

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	1,058	21,604

Machinery (4.4%)
374Water, Inc. (x)*	2,605	3,126
3D Systems Corp.*	6,130	18,819
Alamo Group, Inc.	436	75,428
Albany International Corp., Class A	1,325	111,896
Astec Industries, Inc.	890	26,397
Atmus Filtration Technologies, Inc.*	17,143	493,376
Barnes Group, Inc.	1,975	81,785
Blue Bird Corp.*	1,362	73,344
Chart Industries, Inc.*	16,101	2,324,018
Columbus McKinnon Corp.	39,613	1,368,233
Commercial Vehicle Group, Inc.*	1,413	6,924
Douglas Dynamics, Inc.	928	21,715
Eastern Co. (The)	272	6,928
Energy Recovery, Inc.*	2,233	29,677
Enerpac Tool Group Corp., Class A	2,341	89,379
Enpro, Inc.	892	129,848
ESCO Technologies, Inc.	1,097	115,229
Federal Signal Corp.	2,548	213,191
Franklin Electric Co., Inc.	1,919	184,838
Gates Industrial Corp. plc*	30,250	478,252
Gencor Industries, Inc.*	464	8,974
Gorman-Rupp Co. (The)	937	34,397
Graham Corp.*	434	12,221
Greenbrier Cos., Inc. (The)	1,320	65,406
Helios Technologies, Inc.	1,449	69,190
Hillenbrand, Inc.	2,975	119,059
Hillman Solutions Corp.*	8,495	75,181
Hyliion Holdings Corp. (x)*	6,493	10,519
Hyster-Yale, Inc.	523	36,469
John Bean Technologies Corp.	1,348	128,020
Kadant, Inc.	497	146,009
Kennametal, Inc.	3,359	79,071
L B Foster Co., Class A*	384	8,264
Lindsay Corp.	446	54,804
Luxfer Holdings plc	1,239	14,360
Manitowoc Co., Inc. (The)*	1,407	16,223
Mayville Engineering Co., Inc.*	486	8,097
Miller Industries, Inc.	452	24,869
Mueller Industries, Inc.	4,734	269,554
Mueller Water Products, Inc., Class A	191,577	3,433,060
NN, Inc.*	2,140	6,420
Omega Flex, Inc.	149	7,641
Park-Ohio Holdings Corp.	369	9,553
Proto Labs, Inc.*	1,051	32,465
REV Group, Inc.	2,175	54,136
Shyft Group, Inc. (The)	1,385	16,426
SPX Technologies, Inc.*	1,907	271,061
Standex International Corp.	508	81,864
Taylor Devices, Inc.*	127	5,712
Tennant Co.	805	79,244
Terex Corp.	2,823	154,813
Timken Co. (The)	876	70,194
Titan International, Inc.*	2,105	15,598
Trinity Industries, Inc.	3,498	104,660
Twin Disc, Inc.	569	6,703
Wabash National Corp.	1,895	41,387
Watts Water Technologies, Inc., Class A	1,161	212,893

		11,636,920

Marine Transportation (0.1%)
Costamare, Inc.	1,629	26,764
Genco Shipping & Trading Ltd.	1,750	37,293
Golden Ocean Group Ltd.	4,945	68,241
Himalaya Shipping Ltd.	1,210	11,084
Matson, Inc.	1,441	188,728
Pangaea Logistics Solutions Ltd.	1,602	12,544
Safe Bulkers, Inc.	2,881	16,767

		361,421

Passenger Airlines (0.2%)
Allegiant Travel Co.	650	32,649
Blade Air Mobility, Inc.*	2,500	8,700
Frontier Group Holdings, Inc. (x)*	1,633	8,051
Hawaiian Holdings, Inc.*	2,331	28,974
JetBlue Airways Corp.*	13,667	83,232
Joby Aviation, Inc. (x)*	17,026	86,833
SkyWest, Inc.*	1,701	139,601
Spirit Airlines, Inc. (x)	4,522	16,551
Sun Country Airlines Holdings, Inc.*	1,545	19,405
Wheels Up Experience, Inc.*	3,799	7,180

		431,176

Professional Services (1.5%)
Alight, Inc., Class A*	20,123	148,508
Asure Software, Inc.*	714	5,998
Barrett Business Services, Inc.	1,107	36,276
BlackSky Technology, Inc., Class A (x)*	5,200	5,564
CBIZ, Inc.*	2,030	150,423
Conduent, Inc.*	7,297	23,788
CRA International, Inc.	298	51,322
CSG Systems International, Inc.	1,289	53,068
DLH Holdings Corp.*	524	5,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
ExlService Holdings, Inc.*	6,674	$209,297
Exponent, Inc.	2,141	203,652
First Advantage Corp.	2,209	35,499
FiscalNote Holdings, Inc. (x)*	2,739	3,999
Forrester Research, Inc.*	473	8,079
Franklin Covey Co.*	446	16,948
Heidrick & Struggles International, Inc.	864	27,285
HireQuest, Inc. (x)	236	2,915
Huron Consulting Group, Inc.*	775	76,337
IBEX Holdings Ltd.*	394	6,375
ICF International, Inc.	794	117,877
Innodata, Inc. (x)*	1,110	16,461
Insperity, Inc.	1,521	138,730
Kelly Services, Inc., Class A	1,319	28,240
Kforce, Inc.	24,571	1,526,596
Korn Ferry	2,200	147,708
Legalzoom.com, Inc.*	5,955	49,962
Maximus, Inc.	2,584	221,449
Mistras Group, Inc.*	916	7,594
NV5 Global, Inc.*	618	57,455
Planet Labs PBC (x)*	7,295	13,569
Resources Connection, Inc.	1,162	12,828
Spire Global, Inc.*	945	10,244
Sterling Check Corp.*	1,464	21,667
TriNet Group, Inc.	1,378	137,800
TrueBlue, Inc.*	1,319	13,586
TTEC Holdings, Inc.	825	4,851
Upwork, Inc.*	5,048	54,266
Verra Mobility Corp., Class A*	7,054	191,869
Willdan Group, Inc.*	459	13,242
WNS Holdings Ltd.*	1,964	103,110

		3,959,970

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.	939	7,550
Applied Industrial Technologies, Inc.	1,629	316,026
Beacon Roofing Supply, Inc.*	2,698	244,169
BlueLinx Holdings, Inc.*	333	30,999
Boise Cascade Co.	1,678	200,051
Custom Truck One Source, Inc. (x)*	2,461	10,705
Distribution Solutions Group, Inc.*	434	13,020
DNOW, Inc.*	4,591	63,034
DXP Enterprises, Inc.*	561	25,716
EVI Industries, Inc. (x)	209	3,954
FTAI Aviation Ltd.	4,220	435,631
GATX Corp.	1,512	200,128
Global Industrial Co.	539	16,903
GMS, Inc.*	1,696	136,715
H&E Equipment Services, Inc.	1,314	58,039
Herc Holdings, Inc.	2,851	380,010
Hudson Technologies, Inc.*	1,790	15,734
Karat Packaging, Inc.	238	7,040
McGrath RentCorp	16,127	1,718,332
MRC Global, Inc.*	3,428	44,255
Rush Enterprises, Inc., Class A	2,594	108,611
Rush Enterprises, Inc., Class B	398	15,617
Titan Machinery, Inc.*	794	12,625
Transcat, Inc.*	367	43,923
Willis Lease Finance Corp.	125	8,663
Xometry, Inc., Class A (x)*	1,782	20,600

		4,138,050

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	577	5,337

Total Industrials		51,969,841

Information Technology (11.7%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.	3,192	16,790
Applied Optoelectronics, Inc.*	1,567	12,990
Aviat Networks, Inc.*	434	12,451
Calix, Inc.*	2,522	89,354
Cambium Networks Corp.*	108	301
Clearfield, Inc. (x)*	535	20,630
CommScope Holding Co., Inc.*	8,487	10,439
Digi International, Inc.*	1,635	37,491
DZS, Inc.*	257	301
Extreme Networks, Inc.*	5,163	69,442
Harmonic, Inc.*	4,875	57,379
Infinera Corp. (x)*	8,122	49,463
Lumentum Holdings, Inc.*	17,618	897,109
NETGEAR, Inc.*	1,246	19,064
NetScout Systems, Inc.*	2,961	54,157
Ribbon Communications, Inc.*	3,750	12,337
Viasat, Inc.*	5,140	65,278
Viavi Solutions, Inc.*	9,655	66,330

		1,491,306

Electronic Equipment, Instruments & Components (4.6%)
908 Devices, Inc.*	903	4,650
Advanced Energy Industries, Inc.	1,586	172,493
Aeva Technologies, Inc.*	689	1,736
Arlo Technologies, Inc.*	4,133	53,894
Badger Meter, Inc.	1,245	232,006
Bel Fuse, Inc., Class A	83	6,716
Bel Fuse, Inc., Class B	479	31,250
Belden, Inc.	1,723	161,617
Benchmark Electronics, Inc.	39,162	1,545,333
Climb Global Solutions, Inc.	183	11,494
Coherent Corp.*	34,188	2,477,262
CTS Corp.	2,961	149,915
Daktronics, Inc.*	1,777	24,789
ePlus, Inc.*	1,115	82,153
Evolv Technologies Holdings, Inc. (x)*	4,630	11,807
Fabrinet*	1,545	378,201
FARO Technologies, Inc.*	766	12,256
Insight Enterprises, Inc.*	1,182	234,462
Iteris, Inc.*	1,879	8,136
Itron, Inc.*	1,946	192,576
Kimball Electronics, Inc.*	964	21,189
Knowles Corp.*	194,683	3,360,229
Lightwave Logic, Inc. (x)*	4,960	14,830
Methode Electronics, Inc.	1,292	13,372
MicroVision, Inc. (x)*	7,782	8,249
Mirion Technologies, Inc., Class A*	8,588	92,235
Napco Security Technologies, Inc.	1,492	77,509
nLight, Inc.*	1,820	19,893
Novanta, Inc.*	1,520	247,927
OSI Systems, Inc.*	695	95,576
Ouster, Inc.*	1,833	18,018
PAR Technology Corp. (x)*	1,428	67,245
PC Connection, Inc.	471	30,238
Plexus Corp.*	1,159	119,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Powerfleet, Inc.*	3,833	$17,517
Richardson Electronics Ltd.	526	6,254
Rogers Corp.*	796	96,006
Sanmina Corp.*	28,097	1,861,426
ScanSource, Inc.*	1,090	48,298
SmartRent, Inc., Class A*	7,548	18,040
TTM Technologies, Inc.*	4,178	81,179
Vishay Intertechnology, Inc.	5,351	119,327
Vishay Precision Group, Inc.*	431	13,120

		12,240,009

IT Services (0.3%)
Applied Digital Corp. (x)*	4,171	24,817
ASGN, Inc.*	1,913	168,669
Backblaze, Inc., Class A*	1,691	10,417
BigBear.ai Holdings, Inc. (x)*	4,984	7,526
BigCommerce Holdings, Inc.*	2,879	23,205
Core Scientific, Inc.*	7,555	70,262
Couchbase, Inc.*	1,712	31,261
DigitalOcean Holdings, Inc.*	2,780	96,605
Fastly, Inc., Class A*	5,600	41,272
Grid Dynamics Holdings, Inc.*	2,299	24,163
Hackett Group, Inc. (The)	1,110	24,109
Information Services Group, Inc.	1,713	5,036
Perficient, Inc.*	1,470	109,941
Rackspace Technology, Inc. (x)*	2,744	8,177
Squarespace, Inc., Class A*	2,572	112,216
Thoughtworks Holding, Inc.*	4,073	11,567
Tucows, Inc., Class A (x)*	437	8,443
Unisys Corp.*	2,884	11,911

		789,597

Semiconductors & Semiconductor Equipment (1.7%)
ACM Research, Inc., Class A*	2,198	50,686
Aehr Test Systems (x)*	1,138	12,712
Alpha & Omega Semiconductor Ltd.*	939	35,090
Ambarella, Inc.*	1,636	88,262
Axcelis Technologies, Inc.*	1,380	196,222
CEVA, Inc.*	955	18,422
Cohu, Inc.*	57,173	1,892,426
Credo Technology Group Holding Ltd.*	5,392	172,221
Diodes, Inc.*	1,932	138,969
Everspin Technologies, Inc.*	875	5,241
FormFactor, Inc.*	3,280	198,538
Ichor Holdings Ltd.*	1,379	53,160
Impinj, Inc.*	975	152,851
indie Semiconductor, Inc., Class A (x)*	7,156	44,153
Kulicke & Soffa Industries, Inc.	2,346	115,400
MaxLinear, Inc., Class A*	3,353	67,529
Navitas Semiconductor Corp., Class A*	5,813	22,845
NVE Corp.	234	17,478
PDF Solutions, Inc.*	1,249	45,439
Photronics, Inc.*	2,682	66,165
Power Integrations, Inc.	2,398	168,316
QuickLogic Corp.*	625	6,494
Rambus, Inc.*	4,612	271,001
Rigetti Computing, Inc.*	7,158	7,659
Semtech Corp.*	2,774	82,887
Silicon Laboratories, Inc.*	1,343	148,576
SiTime Corp.*	779	96,892
SkyWater Technology, Inc.*	1,463	11,192
SMART Global Holdings, Inc.*	2,189	50,062
Synaptics, Inc.*	1,661	146,500
Ultra Clean Holdings, Inc.*	1,882	92,218
Veeco Instruments, Inc.*	2,355	110,002

		4,585,608

Software (4.4%)
8x8, Inc.*	4,741	10,525
A10 Networks, Inc.	3,107	43,032
ACI Worldwide, Inc.*	139,985	5,542,006
Adeia, Inc.	4,823	53,945
Agilysys, Inc.*	937	97,579
Alarm.com Holdings, Inc.*	2,044	129,876
Alkami Technology, Inc.*	1,887	53,742
Altair Engineering, Inc., Class A*	2,422	237,550
American Software, Inc., Class A	1,376	12,563
Amplitude, Inc., Class A*	3,318	29,530
Appian Corp., Class A*	1,671	51,567
Arteris, Inc.*	1,169	8,779
Asana, Inc., Class A*	3,318	46,419
Aurora Innovation, Inc., Class A*	35,622	98,673
AvePoint, Inc.*	5,376	56,018
Bit Digital, Inc. (x)*	5,071	16,126
Blackbaud, Inc.*	1,750	133,298
BlackLine, Inc.*	2,445	118,460
Blend Labs, Inc., Class A*	9,781	23,083
Box, Inc., Class A*	5,966	157,741
Braze, Inc., Class A*	2,254	87,545
C3.ai, Inc., Class A (x)*	3,515	101,794
Cerence, Inc. (x)*	1,633	4,621
Cipher Mining, Inc.*	7,313	30,349
Cleanspark, Inc. (x)*	9,388	149,739
Clear Secure, Inc., Class A	3,719	69,582
Clearwater Analytics Holdings, Inc., Class A*	5,931	109,842
CommVault Systems, Inc.*	1,849	224,783
Consensus Cloud Solutions, Inc.*	737	12,662
CS Disco, Inc.*	1,040	6,198
Daily Journal Corp.*	56	22,091
Dave, Inc.*	331	10,029
Digimarc Corp. (x)*	578	17,924
Digital Turbine, Inc.*	4,132	6,859
Domo, Inc., Class B*	1,316	10,160
E2open Parent Holdings, Inc.*	6,947	31,192
eGain Corp.*	627	3,956
Enfusion, Inc., Class A*	2,252	19,187
Envestnet, Inc.*	2,021	126,494
Everbridge, Inc.*	1,794	62,772
EverCommerce, Inc.*	742	8,147
Freshworks, Inc., Class A*	8,636	109,591
Hut 8 Corp.*	3,397	50,921
iLearningEngines Holdings, Inc.*	1,109	10,070
Instructure Holdings, Inc.*	986	23,082
Intapp, Inc.*	1,591	58,342
InterDigital, Inc. (x)	1,072	124,952
Jamf Holding Corp.*	3,209	52,949
Kaltura, Inc.*	3,651	4,381
LiveRamp Holdings, Inc.*	2,761	85,425
Marathon Digital Holdings, Inc.*	11,583	229,923
Matterport, Inc.*	11,037	49,335
MeridianLink, Inc.*	1,097	23,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mitek Systems, Inc.*	1,848	$20,661
N-able, Inc.*	3,186	48,523
NCR Voyix Corp.*	6,164	76,125
NextNav, Inc.*	3,178	25,774
Olo, Inc., Class A*	4,762	21,048
ON24, Inc.*	1,418	8,522
OneSpan, Inc.*	1,741	22,320
Ooma, Inc.*	1,003	9,960
Pagaya Technologies Ltd., Class A*	1,711	21,832
PagerDuty, Inc.*	3,781	86,698
Porch Group, Inc.*	3,693	5,576
PowerSchool Holdings, Inc., Class A*	2,539	56,848
Progress Software Corp.	1,864	101,141
PROS Holdings, Inc.*	1,999	57,271
Q2 Holdings, Inc.*	2,493	150,403
Qualys, Inc.*	1,573	224,310
Rapid7, Inc.*	2,622	113,349
Red Violet, Inc.*	429	10,897
Rekor Systems, Inc.*	3,667	5,684
ReposiTrak, Inc.	497	7,599
Rimini Street, Inc.*	2,281	7,003
Riot Platforms, Inc. (x)*	11,498	105,092
Sapiens International Corp. NV	1,353	45,907
SEMrush Holdings, Inc., Class A*	1,682	22,522
SolarWinds Corp.	2,345	28,257
SoundHound AI, Inc., Class A (x)*	12,023	47,491
SoundThinking, Inc.*	440	5,359
Sprinklr, Inc., Class A*	4,267	41,049
Sprout Social, Inc., Class A*	2,128	75,927
SPS Commerce, Inc.*	1,576	296,540
Telos Corp.*	2,384	9,584
Tenable Holdings, Inc.*	4,995	217,682
Terawulf, Inc.*	9,750	43,387
Varonis Systems, Inc.*	4,671	224,068
Verint Systems, Inc.*	2,616	84,235
Vertex, Inc., Class A*	2,299	82,879
Viant Technology, Inc., Class A*	614	6,060
Weave Communications, Inc.*	1,400	12,628
WM Technology, Inc.*	5,401	5,617
Workiva, Inc., Class A*	2,140	156,199
Xperi, Inc.*	1,850	15,189
Yext, Inc.*	4,862	26,012
Zeta Global Holdings Corp., Class A*	6,968	122,985
Zuora, Inc., Class A*	5,457	54,188

		11,669,242

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A (x)	723	4,916
Corsair Gaming, Inc.*	2,069	22,842
CPI Card Group, Inc.*	187	5,096
Diebold Nixdorf, Inc.*	1,071	41,212
Eastman Kodak Co.*	2,333	12,552
Immersion Corp.	1,047	9,852
IonQ, Inc. (x)*	8,405	59,087
Turtle Beach Corp.*	714	10,239
Xerox Holdings Corp.	5,129	59,599

		225,395

Total Information Technology		31,001,157

Materials (5.8%)
Chemicals (3.8%)
AdvanSix, Inc.	1,049	24,043
American Vanguard Corp.	1,172	10,079
Arcadium Lithium plc*	45,908	154,251
Arq, Inc.*	1,204	7,308
Ashland, Inc.	3,468	327,691
ASP Isotopes, Inc.*	2,098	6,420
Aspen Aerogels, Inc.*	2,468	58,862
Avient Corp.	65,228	2,847,202
Balchem Corp.	1,370	210,911
Cabot Corp.	2,297	211,071
Core Molding Technologies, Inc.*	341	5,436
Ecovyst, Inc.*	4,930	44,222
Elementis plc	1,342,387	2,474,097
Hawkins, Inc.	842	76,622
HB Fuller Co.	2,320	178,547
Ingevity Corp.*	1,600	69,936
Innospec, Inc.	1,060	131,005
Intrepid Potash, Inc.*	495	11,598
Koppers Holdings, Inc.	921	34,068
Kronos Worldwide, Inc.	966	12,123
LSB Industries, Inc.*	2,034	16,638
Mativ Holdings, Inc.	2,211	37,499
Minerals Technologies, Inc.	1,379	114,678
Northern Technologies International Corp.	409	6,773
Olin Corp.	13,693	645,625
Origin Materials, Inc.*	467	421
Orion SA	2,243	49,211
Perimeter Solutions SA*	6,066	47,497
PureCycle Technologies, Inc. (x)*	5,617	33,253
Quaker Chemical Corp.	598	101,481
Rayonier Advanced Materials, Inc.*	2,704	14,710
Sensient Technologies Corp.	1,785	132,429
Stepan Co.	930	78,083
Trinseo plc	134	310
Tronox Holdings plc	119,432	1,873,888
Valhi, Inc.	115	2,050

		10,050,038

Construction Materials (0.1%)
Knife River Corp.*	2,407	168,827
Smith-Midland Corp.*	231	6,397
Summit Materials, Inc., Class A*	5,130	187,809
United States Lime & Minerals, Inc.	89	32,412

		395,445

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	6,121	20,811
Greif, Inc., Class A	1,061	60,976
Greif, Inc., Class B	236	14,747
Myers Industries, Inc.	1,413	18,906
O-I Glass, Inc.*	6,766	75,306
Pactiv Evergreen, Inc.	1,629	18,440
Ranpak Holdings Corp., Class A*	1,818	11,690
TriMas Corp.	1,627	41,586

		262,462

Metals & Mining (1.4%)
5E Advanced Materials, Inc.*	472	571
Alpha Metallurgical Resources, Inc.	483	135,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arch Resources, Inc.	758	$115,390
Caledonia Mining Corp. plc (x)	722	7,018
Carpenter Technology Corp.	2,023	221,680
Century Aluminum Co.*	2,139	35,828
Coeur Mining, Inc.*	16,738	94,068
Commercial Metals Co.	27,527	1,513,710
Compass Minerals International, Inc.	1,383	14,286
Constellium SE*	5,499	103,656
Contango ORE, Inc. (x)*	457	8,258
Dakota Gold Corp.*	2,064	5,263
Haynes International, Inc.	504	29,585
Hecla Mining Co.	24,667	119,635
i-80 Gold Corp.*	8,497	9,177
Ivanhoe Electric, Inc.*	3,541	33,215
Kaiser Aluminum Corp.	694	61,003
Lifezone Metals Ltd.*	1,160	8,909
Materion Corp.	876	94,722
Metallus, Inc.*	1,766	35,797
Metals Acquisition Ltd., Class A*	2,282	31,241
Novagold Resources, Inc.*	9,788	33,866
Olympic Steel, Inc.	367	16,453
Perpetua Resources Corp. (x)*	1,661	8,637
Piedmont Lithium, Inc. (x)*	773	7,714
Radius Recycling, Inc.	1,040	15,881
Ramaco Resources, Inc., Class A	1,217	15,152
Ramaco Resources, Inc., Class B	200	2,172
Ryerson Holding Corp.	36,684	715,338
SSR Mining, Inc.	8,597	38,772
SunCoke Energy, Inc.	3,378	33,104
Tredegar Corp.*	1,302	6,237
Universal Stainless & Alloy Products, Inc.*	369	10,103
Warrior Met Coal, Inc.	2,196	137,843
Worthington Steel, Inc.	1,418	47,304

		3,767,084

Paper & Forest Products (0.4%)
Clearwater Paper Corp.*	694	33,638
Glatfelter Corp.*	460	640
Louisiana-Pacific Corp.	10,166	836,967
Sylvamo Corp.	1,504	103,174

		974,419

Total Materials		15,449,448

Real Estate (4.4%)
Diversified REITs (0.8%)
Alexander & Baldwin, Inc. (REIT)	95,856	1,625,718
Alpine Income Property Trust, Inc. (REIT)	573	8,916
American Assets Trust, Inc. (REIT)	1,942	43,462
Armada Hoffler Properties, Inc. (REIT)	2,784	30,874
Broadstone Net Lease, Inc. (REIT)	7,992	126,833
CTO Realty Growth, Inc. (REIT)	967	16,884
Empire State Realty Trust, Inc. (REIT), Class A	5,885	55,201
Essential Properties Realty Trust, Inc. (REIT)	7,432	205,941
Gladstone Commercial Corp. (REIT)	1,727	24,644
Global Net Lease, Inc. (REIT) (x)	8,628	63,416
NexPoint Diversified Real Estate Trust (REIT)	1,407	7,781
One Liberty Properties, Inc. (REIT)	714	16,765

		2,226,435

Health Care REITs (0.2%)
American Healthcare REIT, Inc. (REIT)	2,755	40,251
CareTrust REIT, Inc. (REIT)	5,743	144,149
Community Healthcare Trust, Inc. (REIT)	1,123	26,267
Diversified Healthcare Trust (REIT)	9,722	29,652
Global Medical REIT, Inc. (REIT)	2,672	24,262
LTC Properties, Inc. (REIT)	1,838	63,411
National Health Investors, Inc. (REIT)	1,780	120,559
Sabra Health Care REIT, Inc. (REIT)	9,804	150,982
Strawberry Fields REIT, Inc. (REIT)	489	5,579
Universal Health Realty Income Trust (REIT)	590	23,093

		628,205

Hotel & Resort REITs (0.9%)
Apple Hospitality REIT, Inc. (REIT)	9,658	140,427
Braemar Hotels & Resorts, Inc. (REIT)	2,943	7,505
Chatham Lodging Trust (REIT)	2,227	18,974
DiamondRock Hospitality Co. (REIT)	8,914	75,323
Pebblebrook Hotel Trust (REIT)	5,059	69,561
RLJ Lodging Trust (REIT)	6,468	62,287
Ryman Hospitality Properties, Inc. (REIT)	2,485	248,152
Service Properties Trust (REIT)	6,604	33,945
Summit Hotel Properties, Inc. (REIT)	4,395	26,326
Sunstone Hotel Investors, Inc. (REIT)	159,966	1,673,244
Xenia Hotels & Resorts, Inc. (REIT)	4,408	63,167

		2,418,911

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	2,766	10,179
Innovative Industrial Properties, Inc. (REIT)	1,194	130,409
LXP Industrial Trust (REIT)	12,314	112,304
Plymouth Industrial REIT, Inc. (REIT)	1,832	39,168
STAG Industrial, Inc. (REIT)	3,518	126,859
Terreno Realty Corp. (REIT)	4,047	239,501

		658,420

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	7,032	31,503
City Office REIT, Inc. (REIT)	1,704	8,486
COPT Defense Properties (REIT)	4,770	119,393
Douglas Emmett, Inc. (REIT)	3,340	44,455
Easterly Government Properties, Inc. (REIT), Class A	4,411	54,564
Equity Commonwealth (REIT)*	4,481	86,931
Franklin Street Properties Corp. (REIT)	4,251	6,504
Highwoods Properties, Inc. (REIT)	39,599	1,040,266
Hudson Pacific Properties, Inc. (REIT)	5,345	25,710
JBG SMITH Properties (REIT)	3,743	57,006
NET Lease Office Properties (REIT)	629	15,486
Orion Office REIT, Inc. (REIT)	2,521	9,050
Paramount Group, Inc. (REIT)	8,361	38,712
Peakstone Realty Trust (REIT)	1,420	15,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,494	$39,832
Postal Realty Trust, Inc. (REIT), Class A	804	10,717
SL Green Realty Corp. (REIT) (x)	2,814	159,385

		1,763,052

Real Estate Management & Development (0.4%)
American Realty Investors, Inc.*	67	951
Anywhere Real Estate, Inc.*	4,363	14,441
Colliers International Group, Inc.	2,267	253,110
Compass, Inc., Class A*	15,446	55,606
Cushman & Wakefield plc*	6,741	70,106
DigitalBridge Group, Inc.	6,917	94,763
eXp World Holdings, Inc. (x)	3,431	38,719
Forestar Group, Inc.*	912	29,175
FRP Holdings, Inc.*	550	15,686
Kennedy-Wilson Holdings, Inc.	4,771	46,374
Marcus & Millichap, Inc.	971	30,606
Maui Land & Pineapple Co., Inc.*	332	7,321
Newmark Group, Inc., Class A	5,786	59,191
Opendoor Technologies, Inc.*	26,251	48,302
RE/MAX Holdings, Inc., Class A	778	6,302
Real Brokerage, Inc. (The)*	4,031	16,366
Redfin Corp. (x)*	5,292	31,805
RMR Group, Inc. (The), Class A	674	15,232
St Joe Co. (The)	1,528	83,582
Star Holdings*	492	5,933
Stratus Properties, Inc.*	244	6,154
Tejon Ranch Co.*	924	15,763
Transcontinental Realty Investors, Inc.*	56	1,553

		947,041

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	5,907	48,969
BRT Apartments Corp. (REIT)	500	8,735
Centerspace (REIT)	623	42,133
Clipper Realty, Inc. (REIT)	606	2,188
Elme Communities (REIT)	3,812	60,725
Independence Realty Trust, Inc. (REIT)	9,574	179,417
NexPoint Residential Trust, Inc. (REIT)	937	37,021
UMH Properties, Inc. (REIT)	2,712	43,365
Veris Residential, Inc. (REIT)	3,249	48,735

		471,288

Retail REITs (0.8%)
Acadia Realty Trust (REIT)	4,281	76,716
Alexander’s, Inc. (REIT)	93	20,912
CBL & Associates Properties, Inc. (REIT)	929	21,720
Getty Realty Corp. (REIT)	2,167	57,772
InvenTrust Properties Corp. (REIT)	2,974	73,636
Kite Realty Group Trust (REIT)	44,175	988,636
Macerich Co. (The) (REIT)	9,179	141,724
NETSTREIT Corp. (REIT) (x)	3,124	50,296
Phillips Edison & Co., Inc. (REIT)	5,202	170,157
Retail Opportunity Investments Corp. (REIT)	5,406	67,197
Saul Centers, Inc. (REIT)	384	14,120
SITE Centers Corp. (REIT)	8,048	116,696
Tanger, Inc. (REIT)	4,511	122,293
Urban Edge Properties (REIT)	5,076	93,754
Whitestone REIT (REIT)	2,031	27,033

		2,042,662

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT) (x)	1,921	22,149
Four Corners Property Trust, Inc. (REIT)	3,887	95,892
Gladstone Land Corp. (REIT)	1,411	19,316
Outfront Media, Inc. (REIT)	6,346	90,748
PotlatchDeltic Corp. (REIT)	3,365	132,547
Safehold, Inc. (REIT)	2,244	43,287
Uniti Group, Inc. (REIT)	9,705	28,339

		432,278

Total Real Estate		11,588,292

Utilities (2.0%)
Electric Utilities (1.1%)
ALLETE, Inc.	2,460	153,381
Genie Energy Ltd., Class B	800	11,696
Hawaiian Electric Industries, Inc.	4,710	42,484
IDACORP, Inc.	21,409	1,994,248
MGE Energy, Inc.	1,557	116,339
Otter Tail Corp.	1,752	153,458
PNM Resources, Inc.	3,815	141,002
Portland General Electric Co.	4,306	186,192

		2,798,800

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	5,084	171,128
Chesapeake Utilities Corp.	937	99,509
New Jersey Resources Corp.	4,162	177,884
Northwest Natural Holding Co.	1,634	59,004
ONE Gas, Inc.	2,386	152,346
RGC Resources, Inc.	352	7,198
Southwest Gas Holdings, Inc.	2,581	181,651
Spire, Inc.	2,292	139,193

		987,913

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	2,629	10,305
Montauk Renewables, Inc.*	2,861	16,308
Ormat Technologies, Inc.	2,287	163,978
Sunnova Energy International, Inc. (x)*	4,376	24,418

		215,009

Multi-Utilities (0.3%)
Avista Corp.	3,316	114,767
Black Hills Corp.	10,716	582,736
Northwestern Energy Group, Inc.	2,614	130,909
Unitil Corp.	669	34,648

		863,060

Water Utilities (0.1%)
American States Water Co.	1,579	114,588
Cadiz, Inc.*	1,784	5,513
California Water Service Group	2,461	119,334
Consolidated Water Co. Ltd.	608	16,136
Global Water Resources, Inc.	500	6,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Middlesex Water Co.	717	$37,470
Pure Cycle Corp.*	795	7,592
SJW Group	1,381	74,878
York Water Co. (The)	577	21,401

		402,962

Total Utilities		5,267,744

Total Common Stocks (89.5%) (Cost $193,364,799)		238,227,691

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,038	—
Chinook Therapeutics, Inc., CVR *	2,552	1,021
Icosavax, Inc., CVR *	1,211	363
Inhibrx, Inc., CVR (r)*	1,372	666

Total Rights (0.0%)† (Cost $1,694)		2,050

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Danimer Scientific, Inc., expiring 7/15/25* (Cost $—)	1,452	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.6%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	2,100,000	2,100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,414,919	2,414,919
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	18,393,812	18,397,491

Total Investment Companies		22,912,410

Total Short-Term Investments (8.6%) (Cost $22,913,351)		22,912,410

Total Investments in Securities (98.1%) (Cost $216,279,844)		261,142,151
Other Assets Less Liabilities (1.9%)		4,939,518

Net Assets (100%)		$266,081,669

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $38,938 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $5,380,422. This was collateralized by $1,104,100 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $4,517,122 of which $4,514,919 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.**	1,133	97,826	10,784	(7,672)	4,154	2,090	107,182	413	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	3,554	53,132	—	—	—	(4,265)	48,867	1,422	—

Total		150,958	10,784	(7,672)	4,154	(2,175)	156,049	1,835	—

**	Not affiliated at June 30, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	253	9/2024	USD	26,122,250	262,739

					262,739

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,280,722	$—		$—		$3,280,722
Consumer Discretionary	24,398,703	1,582,840		—	(b)	25,981,543
Consumer Staples	2,881,755	3,362,852		—		6,244,607
Energy	12,753,070	2,246,170		—		14,999,240
Financials	52,193,544	—		—		52,193,544
Health Care	20,247,031	—		4,522		20,251,553
Industrials	43,507,489	8,462,352		—		51,969,841
Information Technology	31,001,157	—		—		31,001,157
Materials	12,975,351	2,474,097		—		15,449,448
Real Estate	11,588,292	—		—		11,588,292
Utilities	5,267,744	—		—		5,267,744
Futures	262,739	—		—		262,739
Rights
Health Care	—	1,384		666		2,050
Short-Term Investments
Investment Companies	22,912,410	—		—		22,912,410
Warrants
Materials	—	—	(b)	—		—	(b)

Total Assets	$243,270,007	$18,129,695		$5,188		$261,404,890

Total Liabilities	$—	$—		$—		$—

Total	$243,270,007	$18,129,695		$5,188		$261,404,890

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $1,021 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$262,739	*

Total		$262,739

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(4)	$(4)
Equity contracts	1,244,867	—	1,244,867

Total	$1,244,867	$(4)	$1,244,863

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,669,159)	$(1,669,159)

Total	$(1,669,159)	$(1,669,159)

^ The Portfolio held forward foreign currency contracts or hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$24,852,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$27,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,419,614
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$59,512,467

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 7%)*	Net Realized Gain (Loss)
$ 1,939,486	$4,054,125	$2,540,637

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,203,846
Aggregate gross unrealized depreciation	(24,581,833)

Net unrealized appreciation	$42,622,013

Federal income tax cost of investments in securities and derivative instruments, if applicable	$218,782,877

For the six months ended June 30, 2024, the Portfolio incurred approximately $5,883 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $216,279,844)	$261,142,151
Cash	10,496,641
Foreign cash (Cost $81)	77
Cash held as collateral at broker for futures	1,772,600
Receivable for securities sold	10,333,654
Dividends, interest and other receivables	358,727
Due from broker for futures variation margin	66,118
Receivable for Portfolio shares sold	9,157
Securities lending income receivable	6,503
Other assets	2,938

Total assets	284,188,566

LIABILITIES
Payable for securities purchased	13,053,201
Payable for return of collateral on securities loaned	4,514,919
Payable for Portfolio shares repurchased	263,147
Investment management fees payable	124,644
Administrative fees payable	27,236
Distribution fees payable – Class IB	22,401
Accrued expenses	101,349

Total liabilities	18,106,897

Commitments and contingent liabilities^
NET ASSETS	$266,081,669

Net assets were comprised of:
Paid in capital	$223,502,064
Total distributable earnings (loss)	42,579,605

Net assets	$266,081,669

Class IB
Net asset value, offering and redemption price per share, $109,013,276 / 7,684,997 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.19

Class K
Net asset value, offering and redemption price per share, $157,068,393 / 11,072,026 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.19

(x)	Includes value of securities on loan of $5,380,422.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($1,835 of dividend income received from affiliates) (net of $16,233 foreign withholding tax)	$2,411,538
Interest	290,445
Securities lending (net)	94,538

Total income	2,796,521

EXPENSES
Investment management fees	908,856
Administrative fees	164,410
Distribution fees – Class IB (a)	137,215
Custodian fees	61,963
Professional fees	30,589
Printing and mailing expenses	17,141
Trustees’ fees	4,324
Distribution fees – Class IA (a)	2,143
Miscellaneous	9,446

Gross expenses	1,336,087
Less: Waiver from investment manager	(157,951)

Net expenses	1,178,136

NET INVESTMENT INCOME (LOSS)	1,618,385

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($4,154 realized gain (loss) from affiliates)	9,865,439
Futures contracts	1,244,867
Forward foreign currency contracts	(4)
Foreign currency transactions	3,112

Net realized gain (loss)	11,113,414

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(2,175) of change in unrealized appreciation (depreciation) from affiliates)	(7,463,180)
Futures contracts	(1,669,159)
Foreign currency translations	(2,601)

Net change in unrealized appreciation (depreciation)	(9,134,940)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,978,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,596,859

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,618,385	$2,764,739
Net realized gain (loss)	11,113,414	8,568,020
Net change in unrealized appreciation (depreciation)	(9,134,940)	23,628,101

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,596,859	34,960,860

Distributions to shareholders:
Class IA	—	(77,403)
Class IB	—	(4,611,183)
Class K	—	(6,631,810)

Total distributions to shareholders	—	(11,320,396)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,592 and 9,222 shares, respectively ]	22,219	126,234
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,725 shares, respectively ]	—	77,403
Capital shares repurchased in connection with share class combination (Note 1) [ (103,669) and 0 shares, respectively ]	(1,452,286)	—
Capital shares repurchased [ (36,386) and (24,529) shares, respectively ]	(507,869)	(321,937)

Total Class IA transactions	(1,937,936)	(118,300)

Class IB
Capital shares sold [ 179,963 and 675,537 shares, respectively ]	2,513,526	8,986,958
Capital shares issued in connection with share class combination (Note 1) [ 103,483 and 0 shares, respectively ]	1,452,286	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 340,467 shares, respectively ]	—	4,611,183
Capital shares repurchased [ (822,074) and (1,557,784) shares, respectively ]	(11,481,021)	(20,576,449)

Total Class IB transactions	(7,515,209)	(6,978,308)

Class K
Capital shares sold [ 899,473 and 5,727 shares, respectively ]	12,778,209	75,673
Capital shares issued in reinvestment of dividends and distributions [ 0 and 489,497 shares, respectively ]	—	6,631,810
Capital shares repurchased [ (993,924) and (1,386,466) shares, respectively ]	(13,770,131)	(18,294,351)

Total Class K transactions	(991,922)	(11,586,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,445,067)	(18,683,476)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,848,208)	4,956,988
NET ASSETS:
Beginning of period	272,929,877	267,972,889

End of period	$266,081,669	$272,929,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021		2020	2019
Net asset value, beginning of period	$13.99		$12.79	$16.05	$16.46		$15.60	$13.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.12	0.06	0.05	(1)	0.09	0.13
Net realized and unrealized gain (loss)	0.12		1.65	(2.80)	3.09		1.76	3.23

Total from investment operations	0.20		1.77	(2.74)	3.14		1.85	3.36

Less distributions:
Dividends from net investment income	—		(0.15)	(0.06)	(0.07)		(0.11)	(0.14)
Distributions from net realized gains	—		(0.42)	(0.46)	(3.48)		(0.88)	(0.89)

Total dividends and distributions	—		(0.57)	(0.52)	(3.55)		(0.99)	(1.03)

Net asset value, end of period	$14.19		$13.99	$12.79	$16.05		$16.46	$15.60

Total return (b)	1.43%		14.07%	(17.06)%	19.61%		12.31%	25.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109,013		$115,012	$112,095	$149,168		$140,170	$138,508
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05	%(g)	1.09%	1.10%
Before waivers (a)(f)	1.17%		1.17%	1.16%	1.13	%(g)	1.15%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.10%		0.91%	0.41%	0.28	%(aa)	0.62%	0.86%
Before waivers (a)(f)	0.98%		0.79%	0.31%	0.20	%(aa)	0.56%	0.80%
Portfolio turnover rate^	22	%(z)	39%	34%	37%		55%	41%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021		2020	2019
Net asset value, beginning of period	$13.97		$12.77	$16.03	$16.44		$15.57	$13.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.15	0.09	0.10	(1)	0.12	0.17
Net realized and unrealized gain (loss)	0.13		1.65	(2.79)	3.08		1.77	3.22

Total from investment operations	0.22		1.80	(2.70)	3.18		1.89	3.39

Less distributions:
Dividends from net investment income	—		(0.18)	(0.10)	(0.11)		(0.14)	(0.18)
Distributions from net realized gains	—		(0.42)	(0.46)	(3.48)		(0.88)	(0.89)

Total dividends and distributions	—		(0.60)	(0.56)	(3.59)		(1.02)	(1.07)

Net asset value, end of period	$14.19		$13.97	$12.77	$16.03		$16.44	$15.57

Total return (b)	1.57%		14.35%	(16.87)%	19.91%		12.63%	25.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$157,068		$155,985	$153,988	$205,957		$218,265	$178,960
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80	%(g)	0.84%	0.85%
Before waivers (a)(f)	0.92%		0.92%	0.91%	0.88	%(g)	0.90%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.36%		1.16%	0.66%	0.53	%(aa)	0.87%	1.12%
Before waivers (a)(f)	1.23%		1.04%	0.55%	0.45	%(aa)	0.80%	1.06%
Portfolio turnover rate^	22	%(z)	39%	34%	37%		55%	41%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04 and $0.09 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.8%)
Ampol Ltd.	6,380	$137,642
ANZ Group Holdings Ltd.	75,463	1,421,640
APA Group	31,283	166,742
Aristocrat Leisure Ltd.	14,566	483,517
ASX Ltd.	4,663	186,641
Aurizon Holdings Ltd.	49,321	120,092
BHP Group Ltd.	127,894	3,641,376
BlueScope Steel Ltd.	10,906	148,636
Brambles Ltd.	35,651	345,564
CAR Group Ltd.	9,170	215,635
Cochlear Ltd.	1,658	367,375
Coles Group Ltd.	34,508	392,035
Commonwealth Bank of Australia	42,019	3,570,573
Computershare Ltd.	13,019	228,762
Dexus (REIT)	26,630	115,116
Endeavour Group Ltd.	39,880	134,350
Fortescue Ltd.	43,254	617,780
Glencore plc	263,379	1,501,881
Goodman Group (REIT)	43,305	1,003,885
GPT Group (The) (REIT)	45,997	122,738
Insurance Australia Group Ltd.	59,727	284,485
Lottery Corp. Ltd. (The)	56,302	190,424
Macquarie Group Ltd.	9,179	1,253,381
Medibank Pvt Ltd.	66,367	165,140
Mineral Resources Ltd.	4,430	159,347
Mirvac Group (REIT)	108,325	135,133
National Australia Bank Ltd.	78,272	1,891,759
Northern Star Resources Ltd.	29,126	252,589
Orica Ltd.	12,051	143,661
Origin Energy Ltd.	42,303	306,473
Pilbara Minerals Ltd. (x)	69,371	142,072
Pro Medicus Ltd.	1,448	138,384
Qantas Airways Ltd.*	19,047	74,332
QBE Insurance Group Ltd.	36,554	424,058
Ramsay Health Care Ltd.	4,747	150,293
REA Group Ltd.	1,417	185,899
Reece Ltd.	5,262	88,354
Rio Tinto Ltd.	9,261	735,184
Rio Tinto plc	28,554	1,877,307
Santos Ltd.	82,343	420,772
Scentre Group (REIT)	128,405	267,256
SEEK Ltd.	9,150	130,381
Seven Group Holdings Ltd.	4,999	125,657
Sonic Healthcare Ltd.	11,311	198,448
South32 Ltd.	111,580	272,432
Stockland (REIT)	58,663	163,189
Suncorp Group Ltd.	32,271	374,802
Telstra Group Ltd.	105,809	255,518
Transurban Group	77,230	638,850
Treasury Wine Estates Ltd.	19,570	162,406
Vicinity Ltd. (REIT)	104,808	129,347
Washington H Soul Pattinson & Co. Ltd.	5,605	122,717
Wesfarmers Ltd.	28,473	1,238,051
Westpac Banking Corp.	87,859	1,595,970
WiseTech Global Ltd.	4,186	280,086
Woodside Energy Group Ltd. (ASE Stock Exchange)	35,814	673,982
Woodside Energy Group Ltd. (London Stock Exchange)	11,698	219,739
Woolworths Group Ltd.	30,873	695,918

		31,485,776

Austria (0.1%)
Erste Group Bank AG	8,859	419,729
Mondi plc	11,520	221,131
OMV AG	3,620	157,632
Verbund AG	1,629	128,488
voestalpine AG	2,964	80,056

		1,007,036

Belgium (0.2%)
Ageas SA/NV (x)	4,003	182,970
Anheuser-Busch InBev SA/NV	22,660	1,313,369
D’ieteren Group	520	110,321
Elia Group SA/NV	688	64,434
Groupe Bruxelles Lambert NV (Swiss Stock exchange)	1,486	105,885
Groupe Bruxelles Lambert NV (Turquoise Stock Exchange)	706	50,393
KBC Group NV	6,236	440,110
Lotus Bakeries NV	9	92,819
Sofina SA	382	87,221
Syensqo SA	1,927	172,465
UCB SA	3,140	466,418
Umicore SA	5,448	81,859
Warehouses De Pauw CVA (REIT)	4,655	126,127

		3,294,391

Brazil (0.9%)
Itau Unibanco Holding SA (Preference) (q)	569,108	3,292,419
Localiza Rent a Car SA*	366,974	2,751,271
NU Holdings Ltd., Class A*	128,276	1,653,478
Raia Drogasil SA	472,030	2,173,495
Vale SA	155,046	1,728,773
WEG SA	612,376	4,616,290
Yara International ASA	4,355	125,466

		16,341,192

Burkina Faso (0.0%)†
Endeavour Mining plc	4,107	87,531

Canada (0.1%)
Canadian Pacific Kansas City Ltd.	19,406	1,527,834

Chile (0.2%)
Antofagasta plc	127,998	3,414,028

China (3.5%)
Airtac International Group	45,109	1,373,786
Alibaba Group Holding Ltd.	595,800	5,378,874
Baidu, Inc. (ADR) (x)*	7,277	629,315
Bank of Ningbo Co. Ltd., Class A	316,400	960,602
BOC Hong Kong Holdings Ltd.	94,000	289,497
BYD Co. Ltd., Class H	115,500	3,431,403
China Construction Bank Corp., Class H	7,097,420	5,244,186
China Mengniu Dairy Co. Ltd.	650,000	1,165,315
China Merchants Bank Co. Ltd., Class H	653,500	2,966,632

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
China Resources Beer Holdings Co. Ltd.	278,000	$934,493
JD.com, Inc., Class A	47,354	626,410
JD.com, Inc. (ADR) (x)	185,892	4,803,449
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A*	221,604	1,172,974
KE Holdings, Inc. (ADR)	36,927	522,517
Kweichow Moutai Co. Ltd., Class A	9,247	1,867,446
Li Auto, Inc., Class A*	34,500	310,582
Li Ning Co. Ltd.	258,000	558,352
Meituan, Class B (m)*	84,480	1,201,904
NARI Technology Co. Ltd., Class A	431,240	1,481,376
NetEase, Inc.	86,900	1,659,202
NXP Semiconductors NV	2,530	680,798
Ping An Insurance Group Co. of China Ltd., Class H	212,000	961,039
Postal Savings Bank of China Co. Ltd., Class H (m)	1,831,000	1,073,880
Prosus NV	36,703	1,307,353
Proya Cosmetics Co. Ltd., Class A	92,532	1,413,440
Shenzhen Inovance Technology Co. Ltd., Class A	190,700	1,346,386
Shenzhou International Group Holdings Ltd.	164,100	1,606,526
SITC International Holdings Co. Ltd.	27,000	73,300
Tencent Holdings Ltd.	267,600	12,761,378
Trip.com Group Ltd. (ADR)*	48,528	2,280,816
Wharf Holdings Ltd. (The)	28,000	78,704
Wilmar International Ltd.	52,600	120,251
Yum China Holdings, Inc.	25,634	790,553

		61,072,739

Denmark (1.8%)
AP Moller - Maersk A/S, Class A (x)	78	132,391
AP Moller - Maersk A/S, Class B (x)	103	179,040
Carlsberg A/S, Class B	2,457	294,816
Coloplast A/S, Class B (x)	3,165	380,223
Danske Bank A/S	17,187	512,113
Demant A/S*	2,617	113,265
DSV A/S	4,396	673,550
Genmab A/S*	1,687	422,725
Novo Nordisk A/S, Class B	186,964	26,997,946
Novonesis (Novozymes) B	9,369	573,261
Orsted A/S (m)*	4,648	247,354
Pandora A/S	2,067	311,954
ROCKWOOL A/S, Class B	254	103,075
Tryg A/S (x)	8,896	194,427
Vestas Wind Systems A/S*	25,319	586,265

		31,722,405

Finland (0.2%)
Elisa OYJ	3,659	167,873
Fortum OYJ	10,998	160,774
Kesko OYJ, Class B	6,590	115,674
Kone OYJ, Class B	8,510	420,054
Metso OYJ	17,055	180,532
Neste OYJ	10,510	187,126
Nokia OYJ	132,809	506,132
Nordea Bank Abp	79,677	948,444
Orion OYJ, Class B	2,994	127,808
Sampo OYJ, Class A	11,334	486,740
Stora Enso OYJ, Class R	14,171	193,575
UPM-Kymmene OYJ	13,424	468,959
Wartsila OYJ Abp	11,560	222,843

		4,186,534

France (3.6%)
Accor SA	4,661	191,182
Aeroports de Paris SA	913	111,075
Air Liquide SA	14,595	2,520,890
Airbus SE	84,205	11,566,403
Alstom SA (x)	8,968	150,787
Amundi SA (m)	1,552	100,142
Arkema SA	1,458	126,711
AXA SA	45,570	1,491,914
BioMerieux	1,089	103,506
BNP Paribas SA	25,913	1,652,048
Bollore SE	19,254	112,998
Bouygues SA	4,968	159,455
Bureau Veritas SA	8,298	229,811
Capgemini SE	3,898	775,216
Carrefour SA	14,524	205,319
Cie de Saint-Gobain SA	11,437	889,483
Cie Generale des Etablissements Michelin SCA	16,875	652,590
Covivio SA (REIT)	1,249	59,363
Credit Agricole SA	26,102	356,133
Danone SA	16,446	1,005,341
Dassault Aviation SA	538	97,719
Dassault Systemes SE	42,066	1,590,286
Edenred SE	6,189	261,214
Eiffage SA	1,792	164,586
Engie SA	46,300	661,216
EssilorLuxottica SA (Euronext Paris)	13,976	3,011,481
EssilorLuxottica SA (Italian Stock Exchange)	3,465	744,024
Eurazeo SE	1,240	98,735
Gecina SA (REIT)	1,242	114,324
Getlink SE	8,532	141,172
Hermes International SCA	795	1,822,007
Ipsen SA	998	122,379
Kering SA	4,256	1,542,871
Klepierre SA (REIT)	5,507	147,325
La Francaise des Jeux SAEM (m)	2,399	81,701
Legrand SA	6,613	656,094
L’Oreal SA	6,082	2,670,868
LVMH Moet Hennessy Louis Vuitton SE	19,643	15,011,768
Orange SA	45,865	459,460
Pernod Ricard SA	5,105	692,694
Publicis Groupe SA	5,743	611,233
Remy Cointreau SA	558	46,552
Renault SA	4,948	253,507
Rexel SA	5,778	149,501
Safran SA	8,576	1,813,014
Sartorius Stedim Biotech	723	118,700
SEB SA	566	57,949
Societe Generale SA	18,365	431,122
Sodexo SA	2,298	206,728
Teleperformance SE	1,376	144,916
Thales SA	2,374	380,094
TotalEnergies SE	54,474	3,636,266
Unibail-Rodamco-Westfield (REIT)	2,894	227,863
Veolia Environnement SA	16,977	507,628

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Vinci SA	12,734	$1,341,655
Vivendi SE	17,005	177,671

		62,656,690

Germany (2.6%)
adidas AG	4,115	982,752
Allianz SE (Registered) (x)	15,038	4,179,234
BASF SE	22,395	1,083,714
Bayer AG (Registered)	24,545	693,437
Bayerische Motoren Werke AG	7,979	755,217
Bayerische Motoren Werke AG (Preference) (q)	1,503	132,715
Bechtle AG	2,040	95,997
Beiersdorf AG	2,601	380,366
Brenntag SE	3,240	218,463
Carl Zeiss Meditec AG	1,094	76,917
Commerzbank AG	26,064	395,949
Continental AG	2,680	151,831
Covestro AG (m)*	4,680	274,660
CTS Eventim AG & Co. KGaA	1,574	131,314
Daimler Truck Holding AG	13,704	545,518
Deutsche Bank AG (Registered)	48,633	776,461
Deutsche Boerse AG	4,760	974,175
Deutsche Lufthansa AG (Registered)	14,228	87,006
Deutsche Post AG	24,872	1,006,600
Deutsche Telekom AG (Registered)	81,326	2,045,016
Dr Ing hc F Porsche AG (Preference) (q)§	2,829	210,626
E.ON SE	56,677	743,857
Evonik Industries AG	6,490	132,406
Fresenius Medical Care AG	5,097	195,201
Fresenius SE & Co. KGaA*	10,429	311,390
GEA Group AG	4,204	175,138
Hannover Rueck SE	1,540	390,381
Heidelberg Materials AG	3,468	359,595
Henkel AG & Co. KGaA	2,618	205,935
Henkel AG & Co. KGaA (Preference) (q)	4,342	386,978
Infineon Technologies AG	32,767	1,203,825
Knorr-Bremse AG	1,921	146,685
LEG Immobilien SE	1,822	148,804
Mercedes-Benz Group AG	20,133	1,392,222
Merck KGaA	3,294	545,913
MTU Aero Engines AG	1,375	351,646
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,424	1,712,458
Nemetschek SE	1,515	149,026
Porsche Automobil Holding SE (Preference) (q)	3,771	170,467
Puma SE	2,652	121,758
Rational AG	126	104,916
Rheinmetall AG	1,096	558,358
RWE AG	16,087	550,446
SAP SE	68,930	13,990,477
Sartorius AG (Preference) (q)	622	145,883
Scout24 SE (m)	1,825	139,159
Siemens AG (Registered)	19,180	3,568,351
Siemens Energy AG*	15,117	393,568
Siemens Healthineers AG (m)	6,987	402,571
Symrise AG, Class A	3,240	396,607
Talanx AG	1,724	137,643
Volkswagen AG	749	89,920
Volkswagen AG (Preference) (q)	5,117	577,597
Vonovia SE	18,784	534,099
Zalando SE (m)*	5,735	134,446

		45,765,694

Hong Kong (0.4%)
AIA Group Ltd.	288,400	1,957,370
CK Asset Holdings Ltd.	50,264	188,272
CK Infrastructure Holdings Ltd.	17,500	98,828
CLP Holdings Ltd.	42,000	339,375
Futu Holdings Ltd. (ADR)*	1,340	87,911
Hang Seng Bank Ltd.	19,100	245,566
Henderson Land Development Co. Ltd.	39,474	105,900
HKT Trust & HKT Ltd.	101,260	113,591
Hong Kong & China Gas Co. Ltd.	279,856	212,874
Hong Kong Exchanges & Clearing Ltd.	30,028	962,090
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,300	73,872
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,900	6,137
Jardine Matheson Holdings Ltd.	3,600	127,800
Link REIT (REIT) (x)	65,500	254,567
MTR Corp. Ltd.	38,500	121,529
Power Assets Holdings Ltd.	34,500	186,658
Prudential plc	68,677	623,676
Sino Land Co. Ltd.	93,001	95,871
Sun Hung Kai Properties Ltd.	37,500	324,383
Swire Pacific Ltd., Class A	10,000	88,359
Swire Properties Ltd.	27,800	44,286
Techtronic Industries Co. Ltd.	35,500	405,504
WH Group Ltd. (m)	197,966	130,303
Wharf Real Estate Investment Co. Ltd.	43,100	114,248

		6,908,970

India (4.9%)
Axis Bank Ltd.	134,958	2,047,736
Bajaj Auto Ltd.	32,823	3,740,041
Bajaj Finance Ltd.	27,230	2,323,567
CG Power & Industrial Solutions Ltd.	116,276	982,638
Coforge Ltd.	5,406	353,893
Delhivery Ltd.*	286,023	1,372,533
DLF Ltd.	1,360,869	13,459,772
HDFC Asset Management Co. Ltd. (m)	46,218	2,213,309
HDFC Bank Ltd.	273,896	5,530,638
Hindalco Industries Ltd.	298,146	2,479,738
Hitachi Energy India Ltd.	16,593	2,569,236
ICICI Bank Ltd.	463,736	6,671,236
ICICI Bank Ltd. (ADR)	143,935	4,146,767
Infosys Ltd.	162,994	3,062,460
Infosys Ltd. (ADR) (x)	64,095	1,193,449
Larsen & Toubro Ltd.	61,830	2,631,098
Macrotech Developers Ltd. (m)	140,845	2,539,559
Mahindra & Mahindra Ltd.	218,235	7,502,364
MakeMyTrip Ltd.*	19,016	1,599,246
Max Healthcare Institute Ltd.	207,604	2,341,870
Pidilite Industries Ltd.	59,002	2,235,160
Reliance Industries Ltd.	177,163	6,651,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Star Health & Allied Insurance Co. Ltd.*	201,484	$1,349,831
State Bank of India	472,654	4,811,988
United Breweries Ltd.	68,480	1,630,996

		85,440,744

Indonesia (0.4%)
Bank Central Asia Tbk. PT	4,036,300	2,446,429
Bank Mandiri Persero Tbk. PT	4,654,800	1,748,215
Bank Rakyat Indonesia Persero Tbk. PT	7,007,500	1,968,519
Cisarua Mountain Dairy PT Tbk.	4,330,600	1,322,321

		7,485,484

Ireland (0.1%)
AerCap Holdings NV	4,992	465,254
AIB Group plc	42,924	226,905
Bank of Ireland Group plc	26,940	281,820
Kerry Group plc, Class A	4,071	329,822
Kingspan Group plc	3,879	330,260
Smurfit Kappa Group plc	6,610	294,486

		1,928,547

Israel (0.3%)
Azrieli Group Ltd.	972	56,871
Bank Hapoalim BM	31,800	280,435
Bank Leumi Le-Israel BM	39,041	317,314
Check Point Software Technologies Ltd.*	2,391	394,515
Elbit Systems Ltd.	703	122,576
Global-e Online Ltd.*	2,358	85,525
ICL Group Ltd.	21,227	91,658
Israel Discount Bank Ltd., Class A	32,262	160,490
Mizrahi Tefahot Bank Ltd.	3,575	120,769
Nice Ltd.*	1,613	263,097
Nice Ltd. (ADR)*	14,927	2,566,996
Teva Pharmaceutical Industries Ltd. (ADR)*	27,852	452,595
Wix.com Ltd.*	1,398	222,380

		5,135,221

Italy (0.7%)
Amplifon SpA	3,278	116,692
Assicurazioni Generali SpA	25,163	627,626
Banco BPM SpA	31,041	199,926
Brunello Cucinelli SpA	22,051	2,208,051
Coca-Cola HBC AG	5,312	181,168
Davide Campari-Milano NV	16,216	153,242
DiaSorin SpA	539	53,718
Enel SpA	204,225	1,420,334
Eni SpA	54,927	844,361
Ferrari NV	4,289	1,748,671
FinecoBank Banca Fineco SpA	14,709	219,276
Infrastrutture Wireless Italiane SpA (m)	8,799	91,877
Intesa Sanpaolo SpA	366,993	1,364,211
Leonardo SpA	9,832	228,281
Mediobanca Banca di Credito Finanziario SpA	13,351	195,743
Moncler SpA	5,604	342,452
Nexi SpA (m)*	15,168	92,494
Poste Italiane SpA (m) (x)	11,470	146,116
Prysmian SpA	6,755	418,285
Recordati Industria Chimica e Farmaceutica SpA	2,443	127,415
Snam SpA (x)	50,504	223,434
Telecom Italia SpA (x)*	277,848	66,505
Terna - Rete Elettrica Nazionale	36,117	279,189
UniCredit SpA	38,670	1,433,119

		12,782,186

Japan (6.1%)
Advantest Corp.	19,600	782,709
Aeon Co. Ltd.	16,800	359,098
AGC, Inc. (x)	4,700	152,080
Aisin Corp.	3,800	123,832
Ajinomoto Co., Inc.	12,000	420,735
ANA Holdings, Inc.	4,400	81,210
Asahi Group Holdings Ltd. (x)	12,300	433,852
Asahi Kasei Corp.	32,600	208,803
Asics Corp.	16,400	250,857
Astellas Pharma, Inc.	45,500	449,655
Bandai Namco Holdings, Inc.	15,400	300,553
Bridgestone Corp. (x)	14,500	569,762
Brother Industries Ltd.	5,500	96,777
Canon, Inc. (x)	24,800	671,137
Capcom Co. Ltd.	38,900	733,319
Central Japan Railway Co.	19,800	427,406
Chiba Bank Ltd. (The)	13,100	116,596
Chubu Electric Power Co., Inc.	16,200	191,412
Chugai Pharmaceutical Co. Ltd. (x)	16,900	600,413
Concordia Financial Group Ltd.	24,700	145,262
Dai Nippon Printing Co. Ltd.	5,100	171,553
Daifuku Co. Ltd.	7,300	136,572
Dai-ichi Life Holdings, Inc.	23,200	619,763
Daiichi Sankyo Co. Ltd.	46,400	1,593,098
Daikin Industries Ltd.	6,700	931,562
Daito Trust Construction Co. Ltd.	1,600	164,933
Daiwa House Industry Co. Ltd.	14,600	369,968
Daiwa Securities Group, Inc.	32,300	246,330
Denso Corp.	47,400	735,939
Dentsu Group, Inc. (x)	5,286	133,160
Disco Corp.	2,300	872,596
East Japan Railway Co.	22,311	369,493
Eisai Co. Ltd.	6,100	249,930
ENEOS Holdings, Inc.	72,033	370,082
FANUC Corp.	23,600	646,730
Fast Retailing Co. Ltd.	4,400	1,109,230
Fuji Electric Co. Ltd.	3,000	170,651
FUJIFILM Holdings Corp.	27,800	650,032
Fujitsu Ltd.	44,200	691,475
Hamamatsu Photonics KK	3,800	101,749
Hankyu Hanshin Holdings, Inc.	5,600	148,762
Hikari Tsushin, Inc.	400	74,498
Hitachi Construction Machinery Co. Ltd.	2,400	64,263
Hitachi Ltd.	116,200	2,600,760
Honda Motor Co. Ltd.	115,900	1,239,033
Hoshizaki Corp.	2,800	88,791
Hoya Corp.	18,600	2,162,428
Hulic Co. Ltd. (x)	9,000	79,685
Ibiden Co. Ltd.	2,900	118,026
Idemitsu Kosan Co. Ltd.	24,195	156,623
Inpex Corp. (x)	24,600	361,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Isuzu Motors Ltd.	15,400	$203,974
ITOCHU Corp. (x)	29,800	1,454,716
Japan Airlines Co. Ltd.	3,588	56,611
Japan Exchange Group, Inc.	12,200	284,507
Japan Post Bank Co. Ltd.	36,500	344,718
Japan Post Holdings Co. Ltd.	52,400	519,473
Japan Post Insurance Co. Ltd.	5,300	102,811
Japan Real Estate Investment Corp. (REIT)	33	104,195
Japan Tobacco, Inc. (x)	30,100	813,443
JFE Holdings, Inc.	14,700	211,560
Kajima Corp.	10,600	183,255
Kansai Electric Power Co., Inc. (The)	17,900	300,614
Kao Corp. (x)	11,600	470,374
Kawasaki Kisen Kaisha Ltd. (x)	9,900	143,987
KDDI Corp.	37,500	991,516
Keisei Electric Railway Co. Ltd.	3,299	106,132
Keyence Corp.	20,072	8,801,539
Kikkoman Corp.	18,000	208,484
Kintetsu Group Holdings Co. Ltd.	4,600	100,126
Kirin Holdings Co. Ltd. (x)	19,500	251,249
Kobe Bussan Co. Ltd.	3,900	86,877
Koito Manufacturing Co. Ltd.	5,500	75,856
Komatsu Ltd.	23,600	685,161
Konami Group Corp.	2,500	179,937
Kubota Corp. (x)	24,400	341,227
Kyocera Corp.	32,000	368,252
Kyowa Kirin Co. Ltd. (x)	7,300	124,661
Lasertec Corp.	2,000	448,629
LY Corp.	67,200	162,434
M3, Inc.	10,900	103,892
Makita Corp.	5,300	144,021
Marubeni Corp.	36,300	671,332
MatsukiyoCocokara & Co.	8,700	124,911
Mazda Motor Corp.	15,160	146,615
McDonald’s Holdings Co. Japan Ltd. (x)	2,110	83,146
Meiji Holdings Co. Ltd.	5,488	118,328
Minebea Mitsumi, Inc.	8,800	180,223
Mitsubishi Chemical Group Corp.	32,200	178,742
Mitsubishi Corp.	84,300	1,649,428
Mitsubishi Electric Corp.	49,400	788,331
Mitsubishi Estate Co. Ltd.	28,000	438,561
Mitsubishi HC Capital, Inc.	21,000	138,616
Mitsubishi Heavy Industries Ltd.	80,400	861,018
Mitsubishi UFJ Financial Group, Inc.	278,600	2,993,967
Mitsui & Co. Ltd.	65,000	1,475,014
Mitsui Chemicals, Inc.	4,000	110,386
Mitsui Fudosan Co. Ltd.	67,800	618,835
Mitsui OSK Lines Ltd.	8,800	263,524
Mizuho Financial Group, Inc.	60,553	1,263,826
MonotaRO Co. Ltd. (x)	6,300	74,046
MS&AD Insurance Group Holdings, Inc.	32,121	713,733
Murata Manufacturing Co. Ltd.	43,200	891,978
NEC Corp.	6,000	493,940
Nexon Co. Ltd. (x)	8,900	164,569
Nidec Corp.	10,500	468,907
Nintendo Co. Ltd.	26,100	1,387,977
Nippon Building Fund, Inc. (REIT) (x)	40	139,971
Nippon Express Holdings, Inc. (x)	1,900	87,566
Nippon Paint Holdings Co. Ltd. (x)	25,200	164,147
Nippon Prologis REIT, Inc. (REIT)	53	82,684
Nippon Sanso Holdings Corp.	4,700	139,022
Nippon Steel Corp.	20,891	441,608
Nippon Telegraph & Telephone Corp.	744,800	702,720
Nippon Yusen KK	11,500	334,657
Nissan Chemical Corp.	3,400	107,712
Nissan Motor Co. Ltd.	61,600	209,009
Nissin Foods Holdings Co. Ltd.	5,100	129,394
Nitori Holdings Co. Ltd.	2,000	211,200
Nitto Denko Corp.	3,600	284,393
Nomura Holdings, Inc.	77,400	443,550
Nomura Real Estate Holdings, Inc.	2,600	65,141
Nomura Real Estate Master Fund, Inc. (REIT)	91	80,712
Nomura Research Institute Ltd.	9,554	268,467
NTT Data Group Corp.	16,600	243,702
Obayashi Corp.	17,200	204,403
Obic Co. Ltd.	1,800	232,034
Olympus Corp.	30,600	493,263
Omron Corp.	4,700	161,516
Ono Pharmaceutical Co. Ltd.	9,400	128,331
Oracle Corp.	1,100	75,890
Oriental Land Co. Ltd.	27,400	763,297
ORIX Corp.	29,400	649,070
Osaka Gas Co. Ltd.	9,200	202,596
Otsuka Corp.	5,800	111,429
Otsuka Holdings Co. Ltd.	10,700	450,239
Pan Pacific International Holdings Corp.	9,200	215,233
Panasonic Holdings Corp.	56,600	463,312
Rakuten Group, Inc.*	36,800	189,821
Recruit Holdings Co. Ltd.	37,400	2,000,757
Renesas Electronics Corp.	37,600	703,203
Resona Holdings, Inc.	53,305	352,683
Ricoh Co. Ltd.	14,900	127,385
Rohm Co. Ltd.	8,700	116,260
SBI Holdings, Inc.	6,460	163,297
SCREEN Holdings Co. Ltd.	2,100	189,260
SCSK Corp.	3,600	71,893
Secom Co. Ltd.	5,300	312,848
Seiko Epson Corp.	7,300	113,386
Sekisui Chemical Co. Ltd.	10,400	143,890
Sekisui House Ltd.	14,700	325,540
Seven & i Holdings Co. Ltd.	57,600	701,697
SG Holdings Co. Ltd.	7,200	66,343
Shimadzu Corp.	5,900	147,601
Shimano, Inc.	1,900	293,402
Shin-Etsu Chemical Co. Ltd.	45,200	1,752,487
Shionogi & Co. Ltd.	6,600	257,494
Shiseido Co. Ltd.	10,400	296,570
Shizuoka Financial Group, Inc.	10,900	104,603
SMC Corp.	1,500	711,728
SoftBank Corp.	71,900	877,914
SoftBank Group Corp.	26,200	1,691,951
Sompo Holdings, Inc.	22,743	485,563
Sony Group Corp.	31,600	2,678,998
Subaru Corp.	15,500	328,516
SUMCO Corp. (x)	9,100	130,966
Sumitomo Corp.	26,400	659,139
Sumitomo Electric Industries Ltd.	17,900	278,418
Sumitomo Metal Mining Co. Ltd.	6,500	197,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc.	31,907	$2,126,935
Sumitomo Mitsui Trust Holdings, Inc.	15,904	362,780
Sumitomo Realty & Development Co. Ltd.	7,000	205,401
Suntory Beverage & Food Ltd. (x)	3,700	131,244
Suzuki Motor Corp.	38,400	441,783
Sysmex Corp.	12,900	207,744
T&D Holdings, Inc.	12,000	209,472
Taisei Corp.	3,900	144,253
Takeda Pharmaceutical Co. Ltd.	40,490	1,049,936
TDK Corp.	61,300	3,758,621
Terumo Corp.	33,100	545,803
TIS, Inc.	6,000	116,278
Toho Co. Ltd.	2,800	81,865
Tokio Marine Holdings, Inc.	47,400	1,769,140
Tokyo Electric Power Co. Holdings, Inc.*	37,400	201,354
Tokyo Electron Ltd.	11,800	2,559,637
Tokyo Gas Co. Ltd.	8,900	191,121
Tokyu Corp.	12,300	135,469
TOPPAN Holdings, Inc.	6,100	168,073
Toray Industries, Inc.	35,600	168,496
TOTO Ltd.	3,800	89,704
Toyota Industries Corp.	3,800	320,387
Toyota Motor Corp.	267,370	5,467,383
Toyota Tsusho Corp.	16,500	321,201
Trend Micro, Inc.	3,300	133,957
Unicharm Corp.	9,900	317,940
West Japan Railway Co.	10,800	201,044
Yakult Honsha Co. Ltd.	6,400	114,424
Yamaha Motor Co. Ltd. (x)	21,200	196,201
Yamato Holdings Co. Ltd.	6,500	71,448
Yaskawa Electric Corp.	6,300	226,211
Yokogawa Electric Corp.	5,400	130,561
Zensho Holdings Co. Ltd.	2,400	91,740
ZOZO, Inc.	2,900	72,604

		106,306,444

Jordan (0.0%)†
Hikma Pharmaceuticals plc	4,300	102,788

Luxembourg (0.0%)†
ArcelorMittal SA	12,510	286,306
Eurofins Scientific SE	3,494	174,186

		460,492

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	55,000	256,369
Sands China Ltd.*	63,987	133,398

		389,767

Mexico (0.7%)
Gruma SAB de CV, Class B	209,215	3,832,197
Grupo Financiero Banorte SAB de CV, Class O	299,168	2,328,261
Qualitas Controladora SAB de CV	279,298	2,839,237
Wal-Mart de Mexico SAB de CV	822,759	2,810,288

		11,809,983

Netherlands (1.5%)
ABN AMRO Bank NV (CVA) (m)	12,191	200,409
Adyen NV (m)*	541	644,970
Aegon Ltd.	36,427	225,018
Akzo Nobel NV	4,329	263,240
Argenx SE (Brussels Stock Exchange)*	1,429	625,317
Argenx SE (Vienna Stock Exchange)*	30	13,089
ASM International NV	1,225	933,820
ASML Holding NV	14,567	15,042,030
ASR Nederland NV	4,172	198,871
BE Semiconductor Industries NV	7,148	1,195,352
Euronext NV (m)	2,102	194,723
EXOR NV	2,398	250,907
Heineken Holding NV	3,351	264,312
Heineken NV	7,226	698,803
IMCD NV	1,463	202,587
ING Groep NV	83,386	1,425,442
JDE Peet’s NV	2,348	46,772
Koninklijke Ahold Delhaize NV	23,445	692,742
Koninklijke KPN NV	99,542	381,644
Koninklijke Philips NV*	20,124	508,407
NN Group NV	6,936	322,751
OCI NV	2,474	60,383
Randstad NV	2,902	131,557
Universal Music Group NV	44,554	1,325,526
Wolters Kluwer NV	6,232	1,033,160

		26,881,832

New Zealand (0.1%)
Auckland International Airport Ltd.	34,873	162,070
Fisher & Paykel Healthcare Corp. Ltd.	14,038	257,200
Mercury NZ Ltd.	18,569	74,253
Meridian Energy Ltd.	33,496	128,331
Spark New Zealand Ltd.	44,840	113,618
Xero Ltd.*	3,692	335,944

		1,071,416

Norway (0.1%)
Aker BP ASA	8,278	211,040
DNB Bank ASA	23,183	455,322
Equinor ASA	22,902	651,968
Gjensidige Forsikring ASA	4,621	82,578
Kongsberg Gruppen ASA	2,256	183,827
Mowi ASA	11,333	188,618
Norsk Hydro ASA	31,876	198,535
Orkla ASA	18,001	146,257
Salmar ASA	1,800	94,746
Telenor ASA	15,952	181,826

		2,394,717

Poland (0.4%)
Allegro.eu SA (m)*	376,006	3,521,276
InPost SA*	5,043	88,897
Powszechny Zaklad Ubezpieczen SA	248,958	3,187,385

		6,797,558

Portugal (0.0%)†
EDP - Energias de Portugal SA	77,333	289,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Galp Energia SGPS SA	11,496	$242,786
Jeronimo Martins SGPS SA	7,131	139,374

		671,946

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	91,715	173,149
CapitaLand Integrated Commercial Trust (REIT)	138,969	202,919
CapitaLand Investment Ltd.	65,000	127,507
DBS Group Holdings Ltd.	50,040	1,320,746
Genting Singapore Ltd.	160,157	102,165
Grab Holdings Ltd., Class A*	53,015	188,203
Keppel Ltd.	37,200	177,496
Oversea-Chinese Banking Corp. Ltd.	84,678	901,109
Sea Ltd. (ADR)*	9,163	654,421
Sembcorp Industries Ltd.	23,300	82,650
Singapore Airlines Ltd.	36,750	187,002
Singapore Exchange Ltd.	22,200	155,204
Singapore Technologies Engineering Ltd.	36,300	115,914
Singapore Telecommunications Ltd.	204,000	413,717
STMicroelectronics NV	16,936	668,643
United Overseas Bank Ltd.	31,367	724,726

		6,195,571

South Africa (0.5%)
Anglo American plc (Johannesburg Stock Exchange) (x)	113,814	3,606,391
Anglo American plc (London Stock Exchange)	31,884	1,008,420
AVI Ltd.	305,964	1,590,718
Capitec Bank Holdings Ltd.	23,397	3,380,871

		9,586,400

South Korea (1.9%)
DB Insurance Co. Ltd.	13,259	1,102,910
Delivery Hero SE (m)*	4,453	105,632
HYBE Co. Ltd.	4,032	593,157
Hyundai Marine & Fire Insurance Co. Ltd.	36,773	921,663
Hyundai Motor Co.	6,427	1,377,381
KB Financial Group, Inc.	36,511	2,082,175
Kia Corp.	22,147	2,080,354
Korea Zinc Co. Ltd.	3,987	1,491,685
NAVER Corp.	9,454	1,146,293
Samsung Electronics Co. Ltd.	195,003	11,545,764
SK Hynix, Inc.	58,381	10,030,589

		32,477,603

Spain (0.8%)
Acciona SA (x)	635	75,010
ACS Actividades de Construccion y Servicios SA	5,092	219,658
Aena SME SA (m)	1,906	383,751
Amadeus IT Group SA	60,781	4,044,905
Banco Bilbao Vizcaya Argentaria SA	146,482	1,467,094
Banco de Sabadell SA	137,096	264,355
Banco Santander SA	406,083	1,883,311
CaixaBank SA	94,120	498,244
Cellnex Telecom SA (m)	12,471	405,616
EDP Renovaveis SA	7,134	99,704
Endesa SA (x)	7,941	149,125
Grifols SA*	7,525	63,343
Iberdrola SA	145,777	1,891,392
Industria de Diseno Textil SA	27,370	1,358,900
Redeia Corp. SA (x)	10,446	182,574
Repsol SA (x)	30,449	480,499
Telefonica SA	123,347	523,110

		13,990,591

Sweden (1.5%)
Alfa Laval AB	7,234	316,756
Assa Abloy AB, Class B	202,759	5,731,352
Atlas Copco AB, Class A	507,963	9,546,771
Atlas Copco AB, Class B	39,165	632,427
Beijer Ref AB, Class B (x)	9,263	142,891
Boliden AB	6,852	219,220
Epiroc AB, Class A	16,967	338,572
Epiroc AB, Class B	9,677	176,941
EQT AB	9,610	283,975
Essity AB, Class B	15,057	385,552
Evolution AB (m)	4,639	483,202
Fastighets AB Balder, Class B*	16,094	110,270
Getinge AB, Class B	6,204	105,390
H & M Hennes & Mauritz AB, Class B (x)	16,349	258,601
Hexagon AB, Class B	51,306	579,183
Holmen AB, Class B	1,818	71,560
Husqvarna AB, Class B	7,670	61,467
Industrivarden AB, Class C	4,078	137,588
Industrivarden AB, Class A	3,255	110,742
Indutrade AB	6,581	168,639
Investment AB Latour, Class B	3,593	97,020
Investor AB, Class B	43,429	1,189,083
L E Lundbergforetagen AB, Class B	1,791	88,545
Lifco AB, Class B	6,146	168,741
Nibe Industrier AB, Class B	39,229	166,332
Saab AB, Class B	7,786	187,322
Sagax AB, Class B	4,879	124,841
Sandvik AB	27,107	543,214
Securitas AB, Class B	12,981	128,842
Skandinaviska Enskilda Banken AB, Class A	40,532	598,477
Skanska AB, Class B	8,186	147,362
SKF AB, Class B	8,196	164,554
Svenska Cellulosa AB SCA, Class B	14,607	215,749
Svenska Handelsbanken AB, Class A	35,605	339,119
Swedbank AB, Class A	21,731	447,168
Swedish Orphan Biovitrum AB*	4,684	125,331
Tele2 AB, Class B	12,911	129,975
Telefonaktiebolaget LM Ericsson, Class B	74,794	464,331
Telia Co. AB	58,810	157,748
Trelleborg AB, Class B	5,429	211,239
Volvo AB, Class A	5,239	136,622
Volvo AB, Class B	40,056	1,024,548
Volvo Car AB, Class B (x)*	19,776	61,171

		26,778,433

Switzerland (1.6%)
ABB Ltd. (Registered)	40,139	2,230,218
Adecco Group AG (Registered)	4,160	138,073
Alcon, Inc.	12,741	1,137,607
Avolta AG	2,711	105,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Bachem Holding AG	945	$86,722
Baloise Holding AG (Registered)	1,151	202,669
Banque Cantonale Vaudoise (Registered)	724	76,836
Barry Callebaut AG (Registered)	88	143,394
BKW AG	516	82,300
Chocoladefabriken Lindt & Spruengli AG	25	291,892
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	346,597
Cie Financiere Richemont SA (Registered)	13,489	2,105,662
Clariant AG (Registered)	4,844	76,236
DSM-Firmenich AG	4,613	521,695
EMS-Chemie Holding AG (Registered)	166	136,078
Geberit AG (Registered)	835	493,314
Givaudan SA (Registered)	232	1,100,028
Helvetia Holding AG (Registered)	877	118,599
Julius Baer Group Ltd.	5,410	302,278
Kuehne + Nagel International AG (Registered)	1,356	389,994
Logitech International SA (Registered)	4,076	394,330
Lonza Group AG (Registered)	5,578	3,044,634
Novartis AG (Registered)	49,701	5,319,990
Partners Group Holding AG	581	746,256
Sandoz Group AG	10,100	365,801
Schindler Holding AG	1,064	267,406
Schindler Holding AG (Registered)	623	155,325
SGS SA (Registered)	3,805	338,806
SIG Group AG	7,547	138,180
Sika AG (Registered)	3,825	1,094,986
Sonova Holding AG (Registered)	1,276	394,254
Straumann Holding AG (Registered)	2,783	344,758
Swatch Group AG (The) (x)	763	156,303
Swatch Group AG (The) (Registered)	1,422	58,086
Swiss Life Holding AG (Registered)	739	543,362
Swiss Prime Site AG (Registered)	1,917	181,789
Swisscom AG (Registered)	643	361,775
Temenos AG (Registered)	1,565	107,997
UBS Group AG (Registered)	82,525	2,429,502
VAT Group AG (m)	692	392,348
Zurich Insurance Group AG	3,672	1,958,100

		28,879,488

Taiwan (2.8%)
Advantech Co. Ltd.	104,000	1,186,135
Chailease Holding Co. Ltd.	181,260	857,649
CTBC Financial Holding Co. Ltd.	588,000	686,029
Delta Electronics, Inc.	129,000	1,540,850
E Ink Holdings, Inc.	260,000	2,019,635
Hon Hai Precision Industry Co. Ltd.	780,000	5,145,262
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000,133	29,780,635
Unimicron Technology Corp.	434,000	2,408,027
United Microelectronics Corp.*	1,937,000	3,325,706
Wiwynn Corp.	34,000	2,772,067

		49,721,995

Thailand (0.2%)
Central Retail Corp. PCL	515,800	432,205
CP ALL PCL	326,800	487,562
Kasikornbank PCL	431,700	1,476,350
Tisco Financial Group PCL	601,400	1,565,057

		3,961,174

United Kingdom (2.6%)
3i Group plc	24,281	941,066
Admiral Group plc	6,667	220,386
Ashtead Group plc	11,135	743,481
Associated British Foods plc	8,562	267,767
AstraZeneca plc	39,092	6,105,865
Auto Trader Group plc (m)	22,457	227,444
Aviva plc	67,930	409,258
BAE Systems plc	76,094	1,269,714
Barclays plc	380,249	1,004,125
Barratt Developments plc	24,163	144,231
Berkeley Group Holdings plc	2,720	157,752
British American Tobacco plc	50,503	1,551,332
BT Group plc	155,103	275,178
Bunzl plc	8,579	326,426
Burberry Group plc	8,327	92,399
Centrica plc	131,085	223,535
CK Hutchison Holdings Ltd.	70,264	336,516
Coca-Cola Europacific Partners plc	5,290	385,482
Compass Group plc	42,881	1,170,847
Croda International plc	3,458	172,577
DCC plc	2,424	169,755
Diageo plc	56,090	1,765,139
Entain plc	15,757	125,486
Flutter Entertainment plc*	4,510	824,663
Halma plc	9,501	324,996
Hargreaves Lansdown plc	9,000	128,786
HSBC Holdings plc	480,690	4,155,652
Imperial Brands plc	20,935	535,630
Informa plc	34,234	370,349
InterContinental Hotels Group plc	4,035	424,680
Intertek Group plc	4,253	257,736
J Sainsbury plc	39,906	128,635
JD Sports Fashion plc	69,051	104,308
Kingfisher plc	46,258	145,485
Land Securities Group plc (REIT)	17,028	133,348
Legal & General Group plc	149,815	429,895
Lloyds Banking Group plc	1,595,042	1,103,719
London Stock Exchange Group plc	11,480	1,364,116
M&G plc	53,320	137,500
Melrose Industries plc	32,477	227,194
National Grid plc	120,555	1,345,026
NatWest Group plc	165,002	650,349
Next plc	3,104	354,552
Pearson plc	15,125	189,436
Persimmon plc	7,872	134,537
Phoenix Group Holdings plc	19,936	131,424
Reckitt Benckiser Group plc	17,911	969,500
RELX plc (London Stock Exchange)	5,534	254,567
RELX plc (Turquoise Stock Exchange)	41,772	1,921,847
Rentokil Initial plc	63,095	367,846
Rolls-Royce Holdings plc*	212,310	1,225,965
Sage Group plc (The)	25,552	351,589
Schroders plc	18,884	86,844
Segro plc (REIT)	31,262	354,953
Severn Trent plc	6,823	205,274
Smith & Nephew plc	21,703	269,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Smiths Group plc	9,151	$197,231
Spirax Group plc	1,808	193,810
SSE plc	27,999	633,367
Standard Chartered plc	56,825	514,321
Taylor Wimpey plc	84,908	152,573
Tesco plc	178,960	692,243
Unilever plc	57,126	3,137,264
Unilever plc (London Stock Exchange)	5,613	308,295
United Utilities Group plc	16,562	205,717
Vodafone Group plc	587,286	517,890
Whitbread plc	4,670	175,625
Wise plc, Class A*	16,580	142,834
WPP plc	27,263	249,651

		44,816,008

United States (37.4%)
3M Co.	5,579	570,118
A.O. Smith Corp.	1,281	104,760
Abbott Laboratories	17,339	1,801,695
AbbVie, Inc.	17,670	3,030,758
Accenture plc, Class A	6,281	1,905,718
Adobe, Inc.*	20,492	11,384,126
Advanced Micro Devices, Inc.*	16,174	2,623,585
AES Corp. (The)	7,064	124,114
Aflac, Inc.	5,154	460,304
Agilent Technologies, Inc.	2,953	382,797
Air Products and Chemicals, Inc.	2,244	579,064
Airbnb, Inc., Class A*	4,397	666,717
Akamai Technologies, Inc.*	1,452	130,796
Albemarle Corp. (x)	1,168	111,567
Alexandria Real Estate Equities, Inc. (REIT)	1,571	183,760
Align Technology, Inc.*	679	163,931
Allegion plc	834	98,537
Alliant Energy Corp.	2,621	133,409
Allstate Corp. (The)	2,647	422,620
Alphabet, Inc., Class C	48,899	8,969,055
Alphabet, Inc., Class A	241,662	44,018,733
Altria Group, Inc.	17,187	782,868
Amazon.com, Inc.*	112,567	21,753,573
Amcor plc	14,932	146,035
Ameren Corp.	2,737	194,628
American Airlines Group, Inc.*	6,492	73,554
American Electric Power Co., Inc.	5,308	465,724
American Express Co.	5,686	1,316,593
American International Group, Inc.	6,641	493,028
American Tower Corp. (REIT)	4,706	914,752
American Water Works Co., Inc.	1,976	255,220
Ameriprise Financial, Inc.	975	416,510
AMETEK, Inc.	2,325	387,601
Amgen, Inc.	5,354	1,672,857
Amphenol Corp., Class A	12,110	815,851
Analog Devices, Inc.	66,272	15,127,247
ANSYS, Inc.*	863	277,454
Aon plc, Class A	2,176	638,830
APA Corp.	3,278	96,504
Apple, Inc.	144,233	30,378,354
Applied Materials, Inc.	8,314	1,962,021
Aptiv plc*	2,784	196,049
Arch Capital Group Ltd.*	3,745	377,833
Archer-Daniels-Midland Co.	4,948	299,107
Arista Networks, Inc.*	2,544	891,621
Arthur J Gallagher & Co.	2,188	567,370
Assurant, Inc.	558	92,767
AT&T, Inc.	72,173	1,379,226
Atmos Energy Corp.	1,517	176,958
Autodesk, Inc.*	2,159	534,245
Automatic Data Processing, Inc.	4,067	970,752
AutoZone, Inc.*	172	509,825
AvalonBay Communities, Inc. (REIT)	1,396	288,818
Avantor, Inc.*	29,643	628,432
Avery Dennison Corp.	808	176,669
Axon Enterprise, Inc.*	715	210,382
Baker Hughes Co.	10,065	353,986
Ball Corp.	3,177	190,684
Bank of America Corp.	68,081	2,707,581
Bank of New York Mellon Corp. (The)	7,435	445,282
Bath & Body Works, Inc.	2,324	90,752
Baxter International, Inc.	5,282	176,683
Becton Dickinson & Co.	2,907	679,395
Berkshire Hathaway, Inc., Class B*	18,115	7,369,182
Best Buy Co., Inc.	1,966	165,714
Biogen, Inc.*	1,448	335,675
Bio-Rad Laboratories, Inc., Class A*	186	50,798
Bio-Techne Corp.	1,616	115,786
BlackRock, Inc.‡	1,394	1,097,524
Blackstone, Inc.	7,102	879,228
Boeing Co. (The)*	5,789	1,053,656
Booking Holdings, Inc.	339	1,342,949
BorgWarner, Inc.	2,281	73,539
Boston Properties, Inc. (REIT)	1,367	84,153
Boston Scientific Corp.*	30,630	2,358,816
BP plc	429,494	2,579,972
Bristol-Myers Squibb Co.	20,206	839,155
Broadcom, Inc.	5,110	8,204,258
Broadridge Financial Solutions, Inc.	1,157	227,929
Brown & Brown, Inc.	2,409	215,389
Brown-Forman Corp., Class B	1,829	78,995
Builders FirstSource, Inc.*	1,184	163,877
Bunge Global SA	1,470	156,952
Cadence Design Systems, Inc.*	2,746	845,082
Caesars Entertainment, Inc.*	2,035	80,871
Camden Property Trust (REIT)	1,052	114,784
Campbell Soup Co.	1,927	87,081
Capital One Financial Corp.	3,840	531,648
Cardinal Health, Inc.	2,406	236,558
CarMax, Inc.*	1,641	120,351
Carnival Corp.*	10,413	194,931
Carrier Global Corp.	8,433	531,954
Catalent, Inc.*	1,698	95,479
Caterpillar, Inc.	4,894	1,630,191
Cboe Global Markets, Inc.	1,092	185,706
CBRE Group, Inc., Class A*	3,029	269,914
CDW Corp.	1,319	295,245
Celanese Corp.	1,026	138,397
Cencora, Inc.	1,665	375,124
Centene Corp.*	5,390	357,357
CenterPoint Energy, Inc.	6,517	201,897
CF Industries Holdings, Inc.	1,744	129,265
CH Robinson Worldwide, Inc.	1,253	110,414
Charles River Laboratories International, Inc.*	3,124	645,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Charles Schwab Corp. (The)	15,022	$1,106,971
Charter Communications, Inc., Class A*	983	293,878
Chevron Corp.	17,151	2,682,759
Chipotle Mexican Grill, Inc.*	13,850	867,703
Chubb Ltd.	4,091	1,043,532
Church & Dwight Co., Inc.	2,503	259,511
Cigna Group (The)	2,843	939,811
Cincinnati Financial Corp.	1,512	178,567
Cintas Corp.	859	601,523
Cisco Systems, Inc.	40,518	1,925,010
Citigroup, Inc.	19,210	1,219,067
Citizens Financial Group, Inc.	4,599	165,702
Clorox Co. (The)	1,291	176,183
CME Group, Inc.	3,634	714,444
CMS Energy Corp.	2,991	178,054
Coca-Cola Co. (The)	38,797	2,469,429
Cognizant Technology Solutions Corp., Class A	5,021	341,428
Colgate-Palmolive Co.	8,166	792,429
Comcast Corp., Class A	39,167	1,533,780
Conagra Brands, Inc.	4,757	135,194
ConocoPhillips	11,703	1,338,589
Consolidated Edison, Inc.	3,458	309,214
Constellation Brands, Inc., Class A	1,624	417,823
Constellation Energy Corp.	3,134	627,646
Cooper Cos., Inc. (The)	2,013	175,735
Copart, Inc.*	8,820	477,691
Corning, Inc.	7,568	294,017
Corpay, Inc.*	675	179,827
Corteva, Inc.	7,084	382,111
CoStar Group, Inc.*	4,103	304,196
Costco Wholesale Corp.	4,438	3,772,256
Coterra Energy, Inc.	7,318	195,171
Crowdstrike Holdings, Inc., Class A*	2,308	884,403
Crown Castle, Inc. (REIT)	4,378	427,731
CSL Ltd.	12,236	2,409,692
CSX Corp.	19,351	647,291
Cummins, Inc.	1,376	381,056
CVS Health Corp.	12,475	736,774
CyberArk Software Ltd.*	1,050	287,091
Danaher Corp.	11,622	2,903,757
Darden Restaurants, Inc.	1,203	182,038
DaVita, Inc.*	572	79,262
Dayforce, Inc. (x)*	1,544	76,582
Deckers Outdoor Corp.*	252	243,923
Deere & Co.	2,577	962,845
Delta Air Lines, Inc.	6,446	305,798
Devon Energy Corp.	6,405	303,597
Dexcom, Inc.*	3,891	441,162
Diamondback Energy, Inc.	1,797	359,741
Digital Realty Trust, Inc. (REIT)	3,260	495,683
Discover Financial Services	2,495	326,371
Dollar General Corp.	2,190	289,584
Dollar Tree, Inc.*	2,063	220,267
Dominion Energy, Inc.	8,447	413,903
Domino’s Pizza, Inc.	340	175,552
Dover Corp.	1,339	241,623
Dow, Inc.	7,078	375,488
DR Horton, Inc.	2,914	410,670
DTE Energy Co.	2,092	232,233
Duke Energy Corp.	7,783	780,090
DuPont de Nemours, Inc.	4,136	332,907
Eastman Chemical Co.	1,155	113,155
Eaton Corp. plc	3,988	1,250,437
eBay, Inc.	5,018	269,567
Ecolab, Inc.	7,405	1,762,390
Edison International	3,812	273,740
Edwards Lifesciences Corp.*	16,935	1,564,286
Electronic Arts, Inc.	2,443	340,383
Elevance Health, Inc.	2,326	1,260,366
Eli Lilly and Co.	9,771	8,846,468
Emerson Electric Co.	5,771	635,733
Enphase Energy, Inc.*	1,315	131,119
Entergy Corp.	2,175	232,725
EOG Resources, Inc.	5,723	720,354
EPAM Systems, Inc.*	612	115,123
EQT Corp.	4,606	170,330
Equifax, Inc.	17,847	4,327,184
Equinix, Inc. (REIT)	948	717,257
Equity Residential (REIT)	3,398	235,617
Essex Property Trust, Inc. (REIT)	639	173,936
Estee Lauder Cos., Inc. (The), Class A	2,317	246,529
Etsy, Inc.*	1,255	74,020
Everest Group Ltd.	442	168,411
Evergy, Inc.	2,408	127,552
Eversource Energy	3,555	201,604
Exelon Corp.	10,010	346,446
Expedia Group, Inc.*	1,285	161,897
Expeditors International of Washington, Inc.	1,422	177,451
Experian plc	23,046	1,073,822
Extra Space Storage, Inc. (REIT)	2,108	327,604
Exxon Mobil Corp.	44,888	5,167,507
F5, Inc.*	566	97,482
FactSet Research Systems, Inc.	387	158,000
Fair Isaac Corp.*	247	367,699
Fastenal Co.	5,753	361,519
Federal Realty Investment Trust (REIT)	713	71,992
FedEx Corp.	2,249	674,340
Ferrovial SE	12,754	495,272
Fidelity National Information Services, Inc.	5,566	419,454
Fifth Third Bancorp	6,911	252,182
First Solar, Inc.*	1,074	242,144
FirstEnergy Corp.	5,043	192,996
Fiserv, Inc.*	5,855	872,629
FMC Corp.	1,203	69,233
Ford Motor Co.	39,832	499,493
Fortinet, Inc.*	6,406	386,090
Fortive Corp.	3,486	258,313
Fox Corp., Class A	2,269	77,986
Fox Corp., Class B	1,150	36,823
Franklin Resources, Inc.	2,857	63,854
Freeport-McMoRan, Inc.	14,475	703,485
Garmin Ltd.	1,510	246,009
Gartner, Inc.*	760	341,286
GE HealthCare Technologies, Inc.	4,198	327,108
GE Vernova, Inc.*	2,732	468,565
Gen Digital, Inc.	5,432	135,691
Generac Holdings, Inc.*	650	85,943
General Dynamics Corp.	2,292	665,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
General Electric Co.	10,986	$1,746,444
General Mills, Inc.	5,660	358,052
General Motors Co.	11,360	527,786
Genuine Parts Co.	1,435	198,489
Gilead Sciences, Inc.	12,577	862,908
Global Payments, Inc.	2,589	250,356
Globe Life, Inc.	856	70,432
GoDaddy, Inc., Class A*	1,410	196,991
Goldman Sachs Group, Inc. (The)	3,227	1,459,637
GSK plc	104,521	2,020,852
Haleon plc	171,857	700,831
Halliburton Co.	8,959	302,635
Hartford Financial Services Group, Inc. (The)	3,000	301,620
Hasbro, Inc.	1,242	72,657
HCA Healthcare, Inc.	1,939	622,962
Healthpeak Properties, Inc. (REIT)	7,036	137,906
Henry Schein, Inc.*	1,330	85,253
Hershey Co. (The)	1,495	274,826
Hess Corp.	2,779	409,958
Hewlett Packard Enterprise Co.	13,021	275,655
Hilton Worldwide Holdings, Inc.	2,474	539,827
Holcim AG	13,078	1,158,963
Hologic, Inc.*	2,384	177,012
Home Depot, Inc. (The)	9,917	3,413,828
Honeywell International, Inc.	6,516	1,391,427
Hormel Foods Corp.	2,879	87,781
Host Hotels & Resorts, Inc. (REIT)	6,806	122,372
Howmet Aerospace, Inc.	3,847	298,643
HP, Inc.	8,607	301,417
Hubbell, Inc., Class B	538	196,628
Humana, Inc.	1,189	444,270
Huntington Bancshares, Inc.	14,802	195,090
Huntington Ingalls Industries, Inc.	394	97,054
IDEX Corp.	772	155,326
IDEXX Laboratories, Inc.*	2,865	1,395,828
Illinois Tool Works, Inc.	2,745	650,455
Illumina, Inc.*	5,919	617,825
Incyte Corp.*	1,885	114,269
Ingersoll Rand, Inc.	4,068	369,537
Insulet Corp.*	732	147,718
Intel Corp.	42,678	1,321,738
Intercontinental Exchange, Inc.	5,780	791,224
International Business Machines Corp.	9,236	1,597,366
International Flavors & Fragrances, Inc.	2,577	245,356
International Paper Co.	3,420	147,573
Interpublic Group of Cos., Inc. (The)	3,672	106,818
Intuit, Inc.	20,273	13,323,618
Intuitive Surgical, Inc.*	11,054	4,917,372
Invesco Ltd.	4,538	67,888
Invitation Homes, Inc. (REIT)	5,750	206,368
IQVIA Holdings, Inc.*	13,321	2,816,592
Iron Mountain, Inc. (REIT)	3,020	270,652
J M Smucker Co. (The)	1,102	120,162
Jabil, Inc.	1,186	129,025
Jack Henry & Associates, Inc.	754	125,179
Jacobs Solutions, Inc.	1,277	178,410
James Hardie Industries plc (CHDI)*	10,793	340,560
JB Hunt Transport Services, Inc.	838	134,080
Johnson & Johnson	24,082	3,519,825
Johnson Controls International plc	6,681	444,086
JPMorgan Chase & Co.	28,735	5,811,941
Juniper Networks, Inc.	3,269	119,188
Kellanova	2,525	145,642
Kenvue, Inc.	19,227	349,547
Keurig Dr Pepper, Inc.	10,482	350,099
KeyCorp	9,516	135,222
Keysight Technologies, Inc.*	1,730	236,577
Kimberly-Clark Corp.	3,401	470,018
Kimco Realty Corp. (REIT)	6,347	123,513
Kinder Morgan, Inc.	18,947	376,477
KKR & Co., Inc.	6,660	700,898
KLA Corp.	1,341	1,105,668
Kraft Heinz Co. (The)	7,786	250,865
Kroger Co. (The)	6,652	332,134
L3Harris Technologies, Inc.	1,912	429,397
Labcorp Holdings, Inc.	839	170,745
Lam Research Corp.	2,726	2,902,781
Lamb Weston Holdings, Inc.	1,448	121,748
Las Vegas Sands Corp.	3,774	167,000
Leidos Holdings, Inc.	1,351	197,084
Lennar Corp., Class A	2,433	364,634
Linde plc	6,639	2,913,260
Live Nation Entertainment, Inc.*	1,489	139,579
LKQ Corp.	2,777	115,495
Lockheed Martin Corp.	2,129	994,456
Loews Corp.	1,721	128,628
Lowe’s Cos., Inc.	5,719	1,260,811
Lululemon Athletica, Inc.*	1,159	346,193
LyondellBasell Industries NV, Class A	2,520	241,063
M&T Bank Corp.	1,708	258,523
Marathon Oil Corp.	5,383	154,331
Marathon Petroleum Corp.	3,526	611,690
MarketAxess Holdings, Inc.	352	70,587
Marriott International, Inc., Class A	12,113	2,928,560
Marsh & McLennan Cos., Inc.	4,900	1,032,528
Martin Marietta Materials, Inc.	621	336,458
Marvell Technology, Inc.	62,039	4,336,526
Masco Corp.	2,137	142,474
Mastercard, Inc., Class A	8,215	3,624,129
Match Group, Inc.*	2,818	85,611
McCormick & Co., Inc. (Non-Voting)	2,616	185,579
McDonald’s Corp.	7,211	1,837,651
McKesson Corp.	1,292	754,580
Medtronic plc	13,253	1,043,144
Merck & Co., Inc.	25,344	3,137,587
Meta Platforms, Inc., Class A	67,124	33,845,263
MetLife, Inc.	5,977	419,526
Mettler-Toledo International, Inc.*	217	303,277
MGM Resorts International*	2,409	107,056
Microchip Technology, Inc.	5,455	499,133
Micron Technology, Inc.	11,046	1,452,880
Microsoft Corp.	88,323	39,475,965
Mid-America Apartment Communities, Inc. (REIT)	1,170	166,854
Moderna, Inc.*	3,339	396,506
Mohawk Industries, Inc.*	529	60,089
Molina Healthcare, Inc.*	569	169,164
Molson Coors Beverage Co., Class B	1,901	96,628
Monday.com Ltd.*	925	222,703
Mondelez International, Inc., Class A	13,384	875,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Monolithic Power Systems, Inc.	480	$394,406
Monster Beverage Corp.*	7,051	352,197
Moody’s Corp.	1,589	668,858
Morgan Stanley	12,445	1,209,530
Mosaic Co. (The)	3,322	96,006
Motorola Solutions, Inc.	1,675	646,634
MSCI, Inc.	795	382,991
Nasdaq, Inc.	3,710	223,565
Nestle SA (Registered)	66,994	6,839,212
NetApp, Inc.	2,066	266,101
Netflix, Inc.*	6,759	4,561,514
Newmont Corp.	11,633	487,074
News Corp., Class A	3,581	98,728
News Corp., Class B	1,004	28,504
NextEra Energy, Inc.	20,522	1,453,163
NIKE, Inc., Class B	12,081	910,545
NiSource, Inc.	4,089	117,804
Nordson Corp.	543	125,943
Norfolk Southern Corp.	2,280	489,493
Northern Trust Corp.	2,139	179,633
Northrop Grumman Corp.	1,378	600,739
Norwegian Cruise Line Holdings Ltd.*	4,124	77,490
NRG Energy, Inc.	2,017	157,044
Nucor Corp.	2,358	372,753
NVIDIA Corp.	318,912	39,398,388
NVR, Inc.*	32	242,834
Occidental Petroleum Corp.	6,644	418,771
Old Dominion Freight Line, Inc.	1,790	316,114
Omnicom Group, Inc.	1,976	177,247
ON Semiconductor Corp.*	4,295	294,422
ONEOK, Inc.	5,880	479,514
Oracle Corp. (Moscow Stock Exchange)	15,952	2,252,422
O’Reilly Automotive, Inc.*	582	614,627
Otis Worldwide Corp.	4,093	393,992
PACCAR, Inc.	5,280	543,523
Packaging Corp. of America	920	167,955
Palo Alto Networks, Inc.*	3,244	1,099,748
Paramount Global, Class B (x)	5,237	54,412
Parker-Hannifin Corp.	1,296	655,530
Paychex, Inc.	3,233	383,304
Paycom Software, Inc.	500	71,520
PayPal Holdings, Inc.*	10,467	607,400
Pentair plc	1,674	128,346
PepsiCo, Inc.	13,757	2,268,942
Pfizer, Inc.	56,996	1,594,748
PG&E Corp.	21,466	374,796
Phathom Pharmaceuticals, Inc. (x)*	49,451	509,345
Philip Morris International, Inc.	15,483	1,568,892
Phillips 66	4,199	592,773
Pinnacle West Capital Corp.	1,212	92,573
PNC Financial Services Group, Inc. (The)‡	3,927	610,570
Pool Corp.	386	118,629
PPG Industries, Inc.	2,347	295,464
PPL Corp.	7,359	203,476
Principal Financial Group, Inc.	2,077	162,941
Procter & Gamble Co. (The)	23,617	3,894,916
Progressive Corp. (The)	5,840	1,213,026
Prologis, Inc. (REIT)	9,204	1,033,701
Prudential Financial, Inc.	3,644	427,040
PTC, Inc.*	1,203	218,549
Public Service Enterprise Group, Inc.	4,933	363,562
Public Storage (REIT)	1,597	459,377
PulteGroup, Inc.	2,090	230,109
QIAGEN NV*	5,625	232,229
Qorvo, Inc.*	921	106,873
QUALCOMM, Inc.	11,175	2,225,836
Quanta Services, Inc.	1,464	371,988
Quest Diagnostics, Inc.	1,095	149,884
Ralph Lauren Corp.	413	72,300
Raymond James Financial, Inc.	1,824	225,465
Realty Income Corp. (REIT)	8,755	462,439
Regency Centers Corp. (REIT)	1,617	100,577
Regeneron Pharmaceuticals, Inc.*	1,066	1,120,398
Regions Financial Corp.	8,986	180,079
Republic Services, Inc.	2,055	399,369
ResMed, Inc.	1,468	281,005
Revvity, Inc.	1,204	126,251
Roche Holding AG	17,628	4,895,304
Roche Holding AG CHF 1	817	248,978
Rockwell Automation, Inc.	1,145	315,196
Rollins, Inc.	2,745	133,929
Roper Technologies, Inc.	1,078	607,625
Ross Stores, Inc.	3,398	493,797
Royal Caribbean Cruises Ltd.*	2,359	376,095
RTX Corp.	13,261	1,331,272
S&P Global, Inc.	25,814	11,513,044
Salesforce, Inc.	9,688	2,490,785
Sanofi SA	28,782	2,772,318
SBA Communications Corp. (REIT)	1,048	205,722
Schlumberger NV	14,408	679,769
Schneider Electric SE	13,655	3,280,123
Seagate Technology Holdings plc	1,937	200,034
Sempra	6,353	483,209
ServiceNow, Inc.*	2,042	1,606,380
Shell plc	161,473	5,784,705
Sherwin-Williams Co. (The)	2,312	689,970
Simon Property Group, Inc. (REIT)	3,290	499,422
Skyworks Solutions, Inc.	1,654	176,283
Snap-on, Inc.	513	134,093
Solventum Corp.*	1,437	75,989
Southern Co. (The)	11,009	853,968
Southwest Airlines Co.	6,206	177,554
Stanley Black & Decker, Inc.	1,556	124,309
Starbucks Corp.	11,429	889,748
State Street Corp.	3,039	224,886
Steel Dynamics, Inc.	1,510	195,545
Stellantis NV (Euronext Paris)	39,968	790,842
Stellantis NV (Italian Stock Exchange)	15,625	309,069
STERIS plc	1,010	221,735
Stryker Corp.	3,413	1,161,273
Super Micro Computer, Inc.*	505	413,772
Swiss Re AG	7,543	936,106
Synchrony Financial	4,120	194,423
Synopsys, Inc.*	2,738	1,629,274
Sysco Corp.	5,081	362,733
T. Rowe Price Group, Inc.	2,207	254,489
Take-Two Interactive Software, Inc.*	1,606	249,717
Tapestry, Inc.	2,266	96,962
Targa Resources Corp.	2,251	289,884
Target Corp.	4,660	689,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	3,117	$468,890
Teledyne Technologies, Inc.*	491	190,498
Teleflex, Inc.	474	99,696
Tenaris SA	11,492	176,611
Teradyne, Inc.	1,587	235,336
Tesla, Inc.*	27,764	5,493,940
Texas Instruments, Inc.	9,079	1,766,138
Textron, Inc.	1,835	157,553
Thermo Fisher Scientific, Inc.	5,682	3,142,146
TJX Cos., Inc. (The)	13,924	1,533,032
T-Mobile US, Inc.	5,159	908,913
Tractor Supply Co.	1,057	285,390
Trane Technologies plc	2,290	753,250
TransDigm Group, Inc.	561	716,739
Travelers Cos., Inc. (The)	2,303	468,292
Trimble, Inc.*	2,338	130,741
Truist Financial Corp.	13,463	523,038
Tyler Technologies, Inc.*	438	220,218
Tyson Foods, Inc., Class A	2,938	167,877
Uber Technologies, Inc.*	20,772	1,509,709
UDR, Inc. (REIT)	3,163	130,157
Ulta Beauty, Inc.*	490	189,076
Union Pacific Corp.	6,093	1,378,602
United Airlines Holdings, Inc.*	3,415	166,174
United Parcel Service, Inc., Class B	7,301	999,142
United Rentals, Inc.	653	422,315
UnitedHealth Group, Inc.	9,210	4,690,285
Universal Health Services, Inc., Class B	608	112,437
US Bancorp	15,717	623,965
Valero Energy Corp.	3,272	512,919
Ventas, Inc. (REIT)	4,137	212,063
Veralto Corp.	2,191	209,175
VeriSign, Inc.*	908	161,442
Verisk Analytics, Inc.	1,404	378,448
Verizon Communications, Inc.	41,954	1,730,183
Vertex Pharmaceuticals, Inc.*	2,572	1,205,548
Viatris, Inc.	12,481	132,673
VICI Properties, Inc. (REIT), Class A	10,320	295,565
Visa, Inc., Class A	39,160	10,278,325
Vistra Corp.	3,343	287,431
Vulcan Materials Co.	1,334	331,739
W.R. Berkley Corp.	1,991	156,453
W.W. Grainger, Inc.	430	387,963
Walgreens Boots Alliance, Inc.	6,864	83,020
Walmart, Inc.	42,744	2,894,196
Walt Disney Co. (The)	18,242	1,811,248
Warner Bros Discovery, Inc.*	23,102	171,879
Waste Management, Inc.	3,632	774,851
Waters Corp.*	578	167,689
WEC Energy Group, Inc.	3,127	245,344
Wells Fargo & Co.	34,886	2,071,880
Welltower, Inc. (REIT)	5,983	623,728
West Pharmaceutical Services, Inc.	733	241,443
Western Digital Corp.*	3,318	251,405
Westinghouse Air Brake Technologies Corp.	1,720	271,846
Westrock Co.	2,519	126,605
Weyerhaeuser Co. (REIT)	7,171	203,585
Williams Cos., Inc. (The)	12,280	521,900
Willis Towers Watson plc	1,024	268,431
Wynn Resorts Ltd.	902	80,729
Xcel Energy, Inc.	5,431	290,070
Xylem, Inc.	2,398	325,241
Yum! Brands, Inc.	2,821	373,670
Zebra Technologies Corp., Class A*	524	161,879
Zimmer Biomet Holdings, Inc.	2,066	224,223
Zoetis, Inc.	4,521	783,761

		654,844,855

Total Common Stocks (80.4%) (Cost $617,865,875)		1,410,382,063

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 8/6/24*	3,707	5,637

Italy (0.0%)
Amplifon SpA, expiring 7/9/24*	3,278	—

Total Rights (0.0%)† (Cost $—)		5,637

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	9,436,617	9,436,617
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	84,845,441	84,862,410

Total Investment Companies		94,299,027

Total Short-Term Investments (5.4%) (Cost $94,308,702)		94,299,027

Total Investments in Securities (85.8%) (Cost $712,174,577)		1,504,686,727
Other Assets Less Liabilities (14.2%)		248,616,430

Net Assets (100%)		$1,753,303,157

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $210,626 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $15,428,846 or 0.9% of net assets.

See Notes to Financial Statements.

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EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $16,698,488. This was collateralized by $8,259,766 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 7/15/24 – 2/15/54 and by cash of $9,436,617 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	3,927	680,411	—	(70,313)	52,104	(51,632)	610,570	13,238	—
Capital Markets
BlackRock, Inc.	1,394	1,237,995	—	(104,817)	78,298	(113,952)	1,097,524	14,627	—

Total		1,918,406	—	(175,130)	130,402	(165,584)	1,708,094	27,865	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,205	9/2024	EUR	63,569,772	292,778
FTSE 100 Index	381	9/2024	GBP	39,550,807	90,882
S&P 500 E-Mini Index	655	9/2024	USD	180,829,125	579,678
SPI 200 Index	123	9/2024	AUD	15,942,956	153,183
TOPIX Index	229	9/2024	JPY	40,002,766	418,916

					1,535,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	24,602,053	USD	16,379,555	HSBC Bank plc	9/20/2024	66,991
USD	51,854,165	EUR	47,934,335	HSBC Bank plc	9/20/2024	316,558

Total unrealized appreciation						383,549

GBP	20,523,872	USD	26,217,912	HSBC Bank plc	9/20/2024	(258,060)
JPY	3,385,359,007	USD	21,871,364	HSBC Bank plc	9/20/2024	(566,544)
USD	588,118	AUD	887,946	Deutsche Bank AG	9/20/2024	(5,477)

Total unrealized depreciation						(830,081)

Net unrealized depreciation						(446,532)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 2,006, BRL 24,241, CHF 5,966, DKK 1,369, EUR 114,837,349, GBP 13,140,626, HKD 2,170, ILS 1,985, INR (25,134), JPY 18,550,517, KRW 2, MXN 1, NOK 1,986, NZD 1,972, PLN 112, SEK 4,414, SGD 3,530, TRY 3 and ZAR 9.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$31,485,776	$—	$31,485,776
Austria	—	1,007,036	—	1,007,036
Belgium	—	3,294,391	—	3,294,391
Brazil	16,215,726	125,466	—	16,341,192
Burkina Faso	—	87,531	—	87,531
Canada	1,527,834	—	—	1,527,834
Chile	—	3,414,028	—	3,414,028
China	9,707,448	51,365,291	—	61,072,739
Denmark	—	31,722,405	—	31,722,405
Finland	—	4,186,534	—	4,186,534
France	—	62,656,690	—	62,656,690
Germany	—	45,765,694	—	45,765,694
Hong Kong	289,583	6,619,387	—	6,908,970
India	6,939,462	78,501,282	—	85,440,744
Indonesia	—	7,485,484	—	7,485,484
Ireland	465,254	1,463,293	—	1,928,547
Israel	3,722,011	1,413,210	—	5,135,221
Italy	—	12,782,186	—	12,782,186
Japan	—	106,306,444	—	106,306,444
Jordan	—	102,788	—	102,788
Luxembourg	—	460,492	—	460,492
Macau	—	389,767	—	389,767
Mexico	11,809,983	—	—	11,809,983
Netherlands	—	26,881,832	—	26,881,832
New Zealand	—	1,071,416	—	1,071,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Norway	$—	$2,394,717	$—	$2,394,717
Poland	—	6,797,558	—	6,797,558
Portugal	—	671,946	—	671,946
Singapore	842,624	5,352,947	—	6,195,571
South Africa	—	9,586,400	—	9,586,400
South Korea	—	32,477,603	—	32,477,603
Spain	—	13,990,591	—	13,990,591
Sweden	—	26,778,433	—	26,778,433
Switzerland	—	28,879,488	—	28,879,488
Taiwan	—	49,721,995	—	49,721,995
Thailand	—	3,961,174	—	3,961,174
United Kingdom	385,482	44,430,526	—	44,816,008
United States	617,799,394	37,045,461	—	654,844,855
Forward Currency Contracts	—	383,549	—	383,549
Futures	1,535,437	—	—	1,535,437
Rights
Brazil	5,637	—	—	5,637
Italy	—	—	—	—
Short-Term Investments
Investment Companies	94,299,027	—	—	94,299,027

Total Assets	$765,544,902	$741,060,811	$—	$1,506,605,713

Liabilities:
Forward Currency Contracts	$—	$(830,081)	$—	$(830,081)

Total Liabilities	$—	$(830,081)	$—	$(830,081)

Total	$765,544,902	$740,230,730	$—	$1,505,775,632

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$383,549
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,535,437 *

Total		$1,918,986

	Liability Derivatives
Foreign exchange contracts	Payables	$(830,081)

Total		$(830,081)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,649,500)	$(1,649,500)
Equity contracts	39,912,158	—	39,912,158

Total	$39,912,158	$(1,649,500)	$38,262,658

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(621,317)	$(621,317)
Equity contracts	(5,669,656)	—	(5,669,656)

Total	$(5,669,656)	$(621,317)	$(6,290,973)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$338,084,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$65,700,000
Average settlement value sold – in USD	53,230,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$383,549	$(383,549)	$—	$—

Total	$383,549	$(383,549)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Deutsche Bank AG	$5,477	$—	$—	$5,477
HSBC Bank plc	824,604	(383,549)	—	441,055

Total	$830,081	$(383,549)	$—	$446,532

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$75,053,861
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$161,430,976

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$831,796,456
Aggregate gross unrealized depreciation	(57,324,176)

Net unrealized appreciation	$774,472,280

Federal income tax cost of investments in securities and derivative instruments, if applicable	$731,303,352

For the six months ended June 30, 2024, the Portfolio incurred approximately $270 as brokerage commissions with Invesco Capital Markets, Inc. and $747 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $424,790)	$1,708,094
Unaffiliated Issuers (Cost $711,749,787)	1,502,978,633
Cash	96,534,533
Foreign cash (Cost $159,377,014)	146,553,124
Cash held as collateral at broker for futures	17,457,668
Dividends, interest and other receivables	4,403,407
Receivable for Portfolio shares sold	770,436
Unrealized appreciation on forward foreign currency contracts	383,549
Receivable for securities sold	325,821
Securities lending income receivable	5,717
Other assets	34,896

Total assets	1,771,155,878

LIABILITIES
Payable for return of collateral on securities loaned	9,436,617
Accrued India taxes	4,236,026
Payable for Portfolio shares repurchased	990,204
Investment management fees payable	951,160
Unrealized depreciation on forward foreign currency contracts	830,081
Due to broker for futures variation margin	800,429
Distribution fees payable – Class IB	260,702
Administrative fees payable	181,541
Trustees’ fees payable	287
Payable for securities purchased	120
Accrued expenses	165,554

Total liabilities	17,852,721

Commitments and contingent liabilities^
NET ASSETS	$1,753,303,157

Net assets were comprised of:
Paid in capital	$945,275,744
Total distributable earnings (loss)	808,027,413

Net assets	$1,753,303,157

Class IB
Net asset value, offering and redemption price per share, $1,272,118,274 / 71,556,440 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.78

Class K
Net asset value, offering and redemption price per share, $481,184,883 / 26,901,788 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.89

(x)	Includes value of securities on loan of $16,698,488.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($27,865 of dividend income received from affiliates) (net of $1,255,719 foreign withholding tax)	$17,919,303
Interest	3,337,865
Securities lending (net)	43,171

Total income	21,300,339

EXPENSES
Investment management fees	6,228,725
Distribution fees – Class IB (a)	1,506,648
Administrative fees	1,088,210
Custodian fees	294,708
Printing and mailing expenses	87,003
Professional fees	83,952
Distribution fees – Class IA (a)	47,322
Trustees’ fees	28,457
Miscellaneous	59,375

Gross expenses	9,424,400
Less: Waiver from investment manager	(559,981)

Net expenses	8,864,419

NET INVESTMENT INCOME (LOSS)	12,435,920

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($130,402 realized gain (loss) from affiliates) (net of India tax of $496,398 on realized gain on investments)	60,258,611
Futures contracts	39,912,158
Forward foreign currency contracts	(1,649,500)
Foreign currency transactions	(179,037)

Net realized gain (loss)	98,342,232

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $1,064,709 on unrealized appreciation on investments) ($(165,584) of change in unrealized appreciation (depreciation) from affiliates)	76,601,529
Futures contracts	(5,669,656)
Forward foreign currency contracts	(621,317)
Foreign currency translations	(5,955,766)

Net change in unrealized appreciation (depreciation)	64,354,790

NET REALIZED AND UNREALIZED GAIN (LOSS)	162,697,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,132,942

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,435,920	$20,597,503
Net realized gain (loss)	98,342,232	105,391,142
Net change in unrealized appreciation (depreciation)	64,354,790	195,154,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	175,132,942	321,142,951

Distributions to shareholders:
Class IA	—	(1,828,919)
Class IB	—	(56,086,821)
Class K	—	(23,344,099)

Total distributions to shareholders	—	(81,259,839)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,862 and 88,201 shares, respectively ]	285,386	1,366,774
Capital shares issued in reinvestment of dividends and distributions [ 0 and 115,702 shares, respectively ]	—	1,828,919
Capital shares repurchased in connection with share class combination (Note 1) [ (2,293,726) and 0 shares, respectively ]	(40,894,524)	—
Capital shares repurchased [ (131,702) and (263,749) shares, respectively ]	(2,254,193)	(4,078,700)

Total Class IA transactions	(42,863,331)	(883,007)

Class IB
Capital shares sold [ 479,311 and 849,328 shares, respectively ]	8,210,515	13,078,929
Capital shares issued in connection with share class combination (Note 1) [ 2,302,347 and 0 shares, respectively ]	40,894,524	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,561,336 shares, respectively ]	—	56,086,821
Capital shares repurchased [ (4,769,804) and (8,990,910) shares, respectively ]	(80,856,990)	(137,779,108)

Total Class IB transactions	(31,751,951)	(68,613,358)

Class K
Capital shares sold [ 28,062 and 84,132 shares, respectively ]	469,798	1,301,218
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,475,019 shares, respectively ]	—	23,344,099
Capital shares repurchased [ (2,424,655) and (6,586,097) shares, respectively ]	(41,412,228)	(102,423,859)

Total Class K transactions	(40,942,430)	(77,778,542)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(115,557,712)	(147,274,907)

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,575,230	92,608,205
NET ASSETS:
Beginning of period	1,693,727,927	1,601,119,722

End of period	$1,753,303,157	$1,693,727,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021		2020	2019
Net asset value, beginning of period	$16.07		$13.91	$18.20	$19.22		$17.90	$14.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.18	0.13	0.08	(aa)	0.10	0.22
Net realized and unrealized gain (loss)	1.59		2.78	(3.97)	2.90		2.38	3.53

Total from investment operations	1.71		2.96	(3.84)	2.98		2.48	3.75

Less distributions:
Dividends from net investment income	—		(0.14)	(0.05)	(0.19)		(0.11)	(0.23)
Distributions from net realized gains	—		(0.66)	(0.40)	(3.81)		(1.05)	(0.50)

Total dividends and distributions	—		(0.80)	(0.45)	(4.00)		(1.16)	(0.73)

Net asset value, end of period	$17.78		$16.07	$13.91	$18.20		$19.22	$17.90

Total return (b)	10.64%		21.37%	(20.96)%	15.91%		14.22%	25.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,272,118		$1,181,788	$1,086,961	$1,488,733		$1,418,328	$1,382,004
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.14	%(g)	1.10%	1.10%
Before waivers (a)(f)	1.17%		1.17%	1.16%	1.18	%(g)	1.16%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.38%		1.17%	0.85%	0.38	%(bb)	0.57%	1.31%
Before waivers (a)(f)	1.31%		1.10%	0.79%	0.35	%(bb)	0.51%	1.25%
Portfolio turnover rate^	5	%(z)	12%	13%	11%		15%	10%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021		2020	2019
Net asset value, beginning of period	$16.15		$13.97	$18.28	$19.29		$17.94	$14.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.22	0.17	0.13	(aa)	0.14	0.26
Net realized and unrealized gain (loss)	1.60		2.80	(3.99)	2.91		2.42	3.54

Total from investment operations	1.74		3.02	(3.82)	3.04		2.56	3.80

Less distributions:
Dividends from net investment income	—		(0.18)	(0.09)	(0.24)		(0.16)	(0.28)
Distributions from net realized gains	—		(0.66)	(0.40)	(3.81)		(1.05)	(0.50)

Total dividends and distributions	—		(0.84)	(0.49)	(4.05)		(1.21)	(0.78)

Net asset value, end of period	$17.89		$16.15	$13.97	$18.28		$19.29	$17.94

Total return (b)	10.77%		21.70%	(20.78)%	16.17%		14.61%	25.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$481,185		$473,091	$479,692	$647,493		$631,107	$672,566
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.89	%(g)	0.85%	0.85%
Before waivers (a)(f)	0.92%		0.92%	0.91%	0.93	%(g)	0.91%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.62%		1.43%	1.10%	0.63	%(bb)	0.83%	1.56%
Before waivers (a)(f)	1.56%		1.36%	1.04%	0.60	%(bb)	0.78%	1.50%
Portfolio turnover rate^	5	%(z)	12%	13%	11%		15%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.11 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.9%)
iShares Core S&P 500 ETF	36,800	$20,138,064
SPDR S&P 500 ETF Trust	221,652	120,627,451
Vanguard S&P 500 ETF	39,700	19,855,161

Total Equity		160,620,676

Fixed Income (29.9%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	1,887,600	150,875,868

Total Exchange Traded Funds (61.8%) (Cost $270,332,119)		311,496,544

SHORT-TERM INVESTMENTS:
Investment Companies (35.9%)
Goldman Sachs Financial Square Funds - Government Fund 5.21% (7 day yield)‡	39,133,651	39,133,651
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.17% (7 day yield)‡	35,191,271	35,191,271
Goldman Sachs Financial Square Funds -Treasury Solutions Fund 5.18% (7 day yield)‡	37,160,808	37,160,808
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	69,407,008	69,420,890

Total Investment Companies		180,906,620

Total Short-Term Investments (35.9%) (Cost $180,918,902)		180,906,620

Total Investments in Securities (97.7%) (Cost $451,251,021)		492,403,164
Other Assets Less Liabilities (2.3%)		11,849,529

Net Assets (100%)		$504,252,693

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)

All or a portion of security is on loan at June 30, 2024. The Portfolio had loaned securities with a total value of $91,467,975. This was collateralized by $93,734,168 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund 5.21% (7 day yield)	39,133,651	30,649,498	8,484,153	—	—	—	39,133,651	894,557	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 5.17% (7 day yield)	35,191,271	26,794,345	8,396,926	—	—	—	35,191,271	788,614	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 5.18% (7 day yield)	37,160,808	28,721,259	8,439,549	—	—	—	37,160,808	839,825	—

Total		86,165,102	25,320,628	—	—	—	111,485,730	2,522,996	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	835	9/2024	EUR	44,050,423	(252,238)
FTSE 100 Index	291	9/2024	GBP	30,208,097	(94,535)
Russell 2000 E-Mini Index	294	9/2024	USD	30,355,500	494,508
S&P 500 E-Mini Index	45	9/2024	USD	12,423,375	28,922
S&P Midcap 400 E-Mini Index	143	9/2024	USD	42,300,830	(162,054)
TOPIX Index	174	9/2024	JPY	30,395,114	331,932

					346,535

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$311,496,544	$—	$—	$311,496,544
Futures	855,362	—	—	855,362
Short-Term Investments
Investment Companies	180,906,620	—	—	180,906,620

Total Assets	$493,258,526	$—	$—	$493,258,526

Liabilities:
Futures	$(508,827)	$—	$—	$(508,827)

Total Liabilities	$(508,827)	$—	$—	$(508,827)

Total	$492,749,699	$—	$—	$492,749,699

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$855,362	*

Total		$855,362

	Liability Derivatives

Equity contracts	Payables, Net assets – Unrealized depreciation	(508,827	)*

Total		$(508,827)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$15,236,513	$15,236,513

Total	$15,236,513	$15,236,513

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,024,473)	$(4,024,473)

Total	$(4,024,473)	$(4,024,473)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$172,579,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,272,009
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,501,296

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,552,720
Aggregate gross unrealized depreciation	(9,522,747)

Net unrealized appreciation	$37,029,973

Federal income tax cost of investments in securities and derivative instruments, if applicable	$455,719,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $111,485,730)	$111,485,730
Unaffiliated Issuers (Cost $339,765,291)	380,917,434
Cash	500,000
Foreign cash (Cost $11,822)	11,807
Cash held as collateral at broker for futures	11,158,283
Dividends, interest and other receivables	1,223,329
Receivable for Portfolio shares sold	321,888
Due from broker for futures variation margin	85,665
Securities lending income receivable	23,667
Other assets	5,492

Total assets	505,733,295

LIABILITIES
Payable for securities purchased	951,197
Investment management fees payable	264,228
Distribution fees payable – Class IB	101,884
Payable for Portfolio shares repurchased	71,671
Administrative fees payable	51,476
Accrued expenses	40,146

Total liabilities	1,480,602

Commitments and contingent liabilities^
NET ASSETS	$504,252,693

Net assets were comprised of:
Paid in capital	$452,880,782
Total distributable earnings (loss)	51,371,911

Net assets	$504,252,693

Class IB
Net asset value, offering and redemption price per share, $504,252,693 / 41,054,927 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.28

(x)	Includes value of securities on loan of $91,467,975.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($2,522,996 of dividend income received from affiliates)	$7,734,531
Interest	169,861
Securities lending (net)	47,739

Total income	7,952,131

EXPENSES
Investment management fees	1,806,459
Distribution fees – Class IB	564,519
Administrative fees	285,802
Professional fees	35,651
Printing and mailing expenses	24,713
Trustees’ fees	7,120
Custodian fees	6,514
Miscellaneous	9,604

Gross expenses	2,740,382
Less: Waiver from investment manager	(358,966)

Net expenses	2,381,416

NET INVESTMENT INCOME (LOSS)	5,570,715

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	123,159
Futures contracts	15,236,513
Foreign currency transactions	(168,460)

Net realized gain (loss)	15,191,212

Change in unrealized appreciation (depreciation) on:
Investments in securities	17,500,680
Futures contracts	(4,024,473)
Foreign currency translations	(85,989)

Net change in unrealized appreciation (depreciation)	13,390,218

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,581,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,152,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,570,715	$7,877,993
Net realized gain (loss)	15,191,212	9,779,678
Net change in unrealized appreciation (depreciation)	13,390,218	33,885,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,152,145	51,543,355

Distributions to shareholders:
Class IB	—	(7,758,678)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,556,295 and 10,749,308 shares, respectively ]	77,763,121	115,799,043
Capital shares issued in reinvestment of dividends [ 0 and 687,895 shares, respectively ]	—	7,758,678
Capital shares repurchased [ (1,009,721) and (1,088,810) shares, respectively ]	(11,947,501)	(11,675,970)

Total Class IB transactions	65,815,620	111,881,751

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	65,815,620	111,881,751

TOTAL INCREASE (DECREASE) IN NET ASSETS	99,967,765	155,666,428
NET ASSETS:
Beginning of period	404,284,928	248,618,500

End of period	$504,252,693	$404,284,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,								February 1, 2019* to December 31, 2019
Class IB			2023		2022		2021		2020
Net asset value, beginning of period	$11.39		$9.88		$11.82		$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.27		0.10		—	#	0.05		0.16
Net realized and unrealized gain (loss)	0.74		1.47		(1.92)		1.52		0.25		1.40

Total from investment operations	0.89		1.74		(1.82)		1.52		0.30		1.56

Less distributions:
Dividends from net investment income	—		(0.23)		(0.08)		(0.02)		(0.07)		(0.08)
Distributions from net realized gains	—		—		(0.04)		(1.09)		(0.12)		(0.18)

Total dividends and distributions	—		(0.23)		(0.12)		(1.11)		(0.19)		(0.26)

Net asset value, end of period	$12.28		$11.39		$9.88		$11.82		$11.41		$11.30

Total return (b)	7.81%		17.62%		(15.46)%		13.58%		2.79%		15.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$504,253		$404,285		$248,619		$224,275		$139,815		$67,229
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.06	%(j)	1.11	%(k)	1.13	%(g)(o)	1.10	%(o)	1.09	%(o)
Before waivers (a)(f)	1.21%		1.22%		1.23%		1.23	%(g)	1.26%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	2.47%		2.53%		0.95%		0.02%		0.45%		1.55	%(l)
Before waivers (a)(f)(x)	2.31%		2.37%		0.83%		(0.08)%		0.29%		1.21	%(l)
Portfolio turnover rate^	3	%(z)	6%		23%		13%		41%		45	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Entertainment (1.0%)
Electronic Arts, Inc.	10,844	$1,510,894

Total Communication Services		1,510,894

Consumer Discretionary (8.7%)
Automobiles (1.1%)
General Motors Co.	35,684	1,657,879

Hotels, Restaurants & Leisure (1.5%)
Royal Caribbean Cruises Ltd.*	8,099	1,291,223
Yum! Brands, Inc.	7,384	978,085

		2,269,308

Household Durables (1.8%)
Lennar Corp., Class A	18,719	2,805,417

Specialty Retail (4.3%)
Foot Locker, Inc.	44,590	1,111,183
RH*	2,300	562,212
Ross Stores, Inc.	11,721	1,703,295
Ulta Beauty, Inc.*	4,422	1,706,317
Wayfair, Inc., Class A*	25,638	1,351,892

		6,434,899

Total Consumer Discretionary		13,167,503

Consumer Staples (4.6%)
Beverages (1.7%)
Coca-Cola Europacific Partners plc	20,708	1,508,992
Constellation Brands, Inc., Class A	4,233	1,089,066

		2,598,058

Consumer Staples Distribution & Retail (1.3%)
BJ’s Wholesale Club Holdings, Inc.*	10,269	902,029
Performance Food Group Co.*	16,759	1,107,938

		2,009,967

Food Products (1.6%)
Kraft Heinz Co. (The)	46,680	1,504,029
Lamb Weston Holdings, Inc.	9,822	825,834

		2,329,863

Total Consumer Staples		6,937,888

Energy (6.1%)
Oil, Gas & Consumable Fuels (6.1%)
Chesapeake Energy Corp. (x)	10,326	848,694
Diamondback Energy, Inc.	12,200	2,442,318
DT Midstream, Inc.	31,568	2,242,275
Marathon Oil Corp.	62,003	1,777,626
Phillips 66	7,653	1,080,374
Targa Resources Corp.	6,178	795,603

Total Energy		9,186,890

Financials (16.5%)
Banks (4.6%)
Citizens Financial Group, Inc.	35,229	1,269,301
East West Bancorp, Inc.	18,887	1,383,095
Huntington Bancshares, Inc.	116,233	1,531,951
M&T Bank Corp.	11,161	1,689,329
Pinnacle Financial Partners, Inc.	13,846	1,108,233

		6,981,909

Capital Markets (3.2%)
Ameriprise Financial, Inc.	1,739	742,883
Nasdaq, Inc.	27,276	1,643,652
Raymond James Financial, Inc.	19,486	2,408,665

		4,795,200

Financial Services (3.0%)
Fidelity National Information Services, Inc.	45,063	3,395,948
Voya Financial, Inc.	14,630	1,040,924

		4,436,872

Insurance (5.7%)
Allstate Corp. (The)	14,954	2,387,556
American Financial Group, Inc.	8,689	1,068,921
Arch Capital Group Ltd.*	13,663	1,378,460
Arthur J Gallagher & Co.	5,379	1,394,828
Globe Life, Inc.	8,411	692,057
Unum Group	33,637	1,719,187

		8,641,009

Total Financials		24,854,990

Health Care (8.7%)
Biotechnology (1.7%)
Biogen, Inc.*	7,116	1,649,631
Roivant Sciences Ltd.*	84,867	897,044

		2,546,675

Health Care Equipment & Supplies (3.1%)
Cooper Cos., Inc. (The)	22,704	1,982,059
Zimmer Biomet Holdings, Inc.	24,574	2,667,017

		4,649,076

Health Care Providers & Services (2.0%)
Cencora, Inc.	8,157	1,837,772
Humana, Inc.	3,325	1,242,386

		3,080,158

Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	5,708	739,928
Mettler-Toledo International, Inc.*	1,506	2,104,771

		2,844,699

Total Health Care		13,120,608

Industrials (18.4%)
Aerospace & Defense (1.7%)
L3Harris Technologies, Inc.	5,162	1,159,282
Woodward, Inc.	8,122	1,416,314

		2,575,596

Building Products (1.0%)
Allegion plc	12,958	1,530,988

Electrical Equipment (5.0%)
AMETEK, Inc.	15,452	2,576,003
GE Vernova, Inc.*	16,882	2,895,432
Rockwell Automation, Inc.	7,294	2,007,892

		7,479,327

Ground Transportation (1.1%)
Old Dominion Freight Line, Inc.	4,439	783,928
Saia, Inc.*	1,887	894,985

		1,678,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (5.9%)
Fortive Corp.	31,374	$2,324,813
IDEX Corp.	5,194	1,045,033
Ingersoll Rand, Inc.	16,160	1,467,974
ITT, Inc.	12,027	1,553,648
Stanley Black & Decker, Inc.	14,790	1,181,573
Xylem, Inc.	9,785	1,327,140

		8,900,181

Passenger Airlines (1.0%)
United Airlines Holdings, Inc.*	32,640	1,588,262

Trading Companies & Distributors (2.7%)
Fastenal Co.	19,816	1,245,237
United Rentals, Inc.	4,279	2,767,358

		4,012,595

Total Industrials		27,765,862

Information Technology (8.0%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,974	762,063

Electronic Equipment, Instruments & Components (2.5%)
Cognex Corp.	24,783	1,158,853
Keysight Technologies, Inc.*	7,176	981,318
Zebra Technologies Corp., Class A*	5,012	1,548,357

		3,688,528

Semiconductors & Semiconductor Equipment (3.2%)
Marvell Technology, Inc.	46,996	3,285,020
MKS Instruments, Inc.	11,946	1,559,909

		4,844,929

Software (1.1%)
Dynatrace, Inc.*	15,150	677,811
Klaviyo, Inc., Class A (x)*	37,844	941,937

		1,619,748

Technology Hardware, Storage & Peripherals (0.7%)
Western Digital Corp.*	14,811	1,122,230

Total Information Technology		12,037,498

Materials (8.5%)
Chemicals (3.5%)
Ashland, Inc.	26,130	2,469,024
Celanese Corp.	9,540	1,286,850
RPM International, Inc.	14,382	1,548,654

		5,304,528

Construction Materials (1.3%)
Martin Marietta Materials, Inc.	3,738	2,025,248

Containers & Packaging (1.7%)
Avery Dennison Corp.	5,083	1,111,398
Ball Corp.	23,408	1,404,948

		2,516,346

Metals & Mining (2.0%)
Steel Dynamics, Inc.	23,005	2,979,148

Total Materials		12,825,270

Real Estate (8.7%)
Health Care REITs (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	17,974	2,102,419

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)	20,573	525,434

Residential REITs (3.4%)
American Homes 4 Rent (REIT), Class A	25,605	951,482
AvalonBay Communities, Inc. (REIT)	13,234	2,737,982
Equity LifeStyle Properties, Inc. (REIT)	23,036	1,500,335

		5,189,799

Specialized REITs (3.6%)
Digital Realty Trust, Inc. (REIT)	9,213	1,400,837
Extra Space Storage, Inc. (REIT)	8,149	1,266,436
VICI Properties, Inc. (REIT), Class A	94,363	2,702,556

		5,369,829

Total Real Estate		13,187,481

Utilities (9.7%)
Electric Utilities (2.2%)
Entergy Corp.	14,112	1,509,984
Eversource Energy	32,528	1,844,663

		3,354,647

Independent Power and Renewable Electricity Producers (2.0%)
AES Corp. (The)	123,479	2,169,526
Vistra Corp.	8,669	745,361

		2,914,887

Multi-Utilities (5.5%)
CenterPoint Energy, Inc.	72,393	2,242,735
CMS Energy Corp.	28,807	1,714,881
NiSource, Inc.	94,325	2,717,503
Public Service Enterprise Group, Inc.	22,602	1,665,767

		8,340,886

Total Utilities		14,610,420

Total Common Stocks (98.9%) (Cost $129,423,312)		149,205,304

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,144,447	1,144,447

Total Investment Companies		1,444,447

Total Short-Term Investments (1.0%) (Cost $1,444,447)		1,444,447

Total Investments in Securities (99.9%) (Cost $130,867,759)		150,649,751
Other Assets Less Liabilities (0.1%)		125,546

Net Assets (100%)		$150,775,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $1,523,002. This was collateralized by $110,882 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54 and by cash of $1,444,447 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,510,894	$—	$—	$1,510,894
Consumer Discretionary	13,167,503	—	—	13,167,503
Consumer Staples	6,937,888	—	—	6,937,888
Energy	9,186,890	—	—	9,186,890
Financials	24,854,990	—	—	24,854,990
Health Care	13,120,608	—	—	13,120,608
Industrials	27,765,862	—	—	27,765,862
Information Technology	12,037,498	—	—	12,037,498
Materials	12,825,270	—	—	12,825,270
Real Estate	13,187,481	—	—	13,187,481
Utilities	14,610,420	—	—	14,610,420
Short-Term Investments
Investment Companies	1,444,447	—	—	1,444,447

Total Assets	$150,649,751	$—	$—	$150,649,751

Total Liabilities	$—	$—	$—	$—

Total	$150,649,751	$—	$—	$150,649,751

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,759,790
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$49,613,453

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,987,220
Aggregate gross unrealized depreciation	(4,310,068)

Net unrealized appreciation	$19,677,152

Federal income tax cost of investments in securities and derivative instruments, if applicable	$130,972,599

For the six months ended June 30, 2024, the Portfolio incurred approximately $504 as brokerage commissions with BTIG LLC, $458 as brokerage commissions with Liquidnet Inc. and $650 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $130,867,759)	$150,649,751
Cash	1,687,017
Receivable for securities sold	11,130,059
Dividends, interest and other receivables	176,042
Receivable for Portfolio shares sold	58,420
Securities lending income receivable	252
Other assets	1,985

Total assets	163,703,526

LIABILITIES
Payable for securities purchased	11,267,921
Payable for return of collateral on securities loaned	1,444,447
Investment management fees payable	83,251
Payable for Portfolio shares repurchased	45,735
Distribution fees payable – Class IB	31,003
Administrative fees payable	11,393
Accrued expenses	44,479

Total liabilities	12,928,229

Commitments and contingent liabilities^
NET ASSETS	$150,775,297

Net assets were comprised of:
Paid in capital	$126,539,634
Total distributable earnings (loss)	24,235,663

Net assets	$150,775,297

Class IB
Net asset value, offering and redemption price per share, $150,775,297 / 7,078,776 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.30

(x)	Includes value of securities on loan of $1,523,002.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $(2,726) foreign withholding tax)	$1,353,788
Interest	68,601
Securities lending (net)	10,198

Total income	1,432,587

EXPENSES
Investment management fees	577,225
Distribution fees – Class IB	187,410
Administrative fees	69,205
Professional fees	30,512
Printing and mailing expenses	12,895
Custodian fees	10,443
Trustees’ fees	2,453
Miscellaneous	1,965

Gross expenses	892,108
Less: Waiver from investment manager	(74,963)

Net expenses	817,145

NET INVESTMENT INCOME (LOSS)	615,442

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	4,792,085

Net change in unrealized appreciation (depreciation) on investments in securities	438,908

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,230,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,846,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$615,442	$1,034,720
Net realized gain (loss)	4,792,085	4,928,367
Net change in unrealized appreciation (depreciation)	438,908	8,703,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,846,435	14,666,370

Distributions to shareholders:
Class IB	—	(6,179,263)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 613,306 and 771,960 shares, respectively ]	12,739,239	15,121,101
Capital shares issued in reinvestment of dividends and distributions [ 0 and 302,403 shares, respectively ]	—	6,179,263
Capital shares repurchased [ (549,941) and (974,163) shares, respectively ]	(11,604,527)	(19,160,461)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,134,712	2,139,903

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,981,147	10,627,010
NET ASSETS:
Beginning of period	143,794,150	133,167,140

End of period	$150,775,297	$143,794,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$20.50		$19.26		$24.23		$20.69		$19.31		$15.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.15		0.12		0.05	(1)	0.09		0.13
Net realized and unrealized gain (loss)	0.71		2.01		(2.67)		6.18		1.52		4.51

Total from investment operations	0.80		2.16		(2.55)		6.23		1.61		4.64

Less distributions:
Dividends from net investment income	—		(0.15)		(0.13)		(0.06)		(0.09)		(0.14)
Distributions from net realized gains	—		(0.77)		(2.29)		(2.63)		(0.12)		(0.30)
Return of capital	—		—		—		—		(0.02)		—

Total dividends and distributions	—		(0.92)		(2.42)		(2.69)		(0.23)		(0.44)

Net asset value, end of period	$21.30		$20.50		$19.26		$24.23		$20.69		$19.31

Total return (b)	3.90%		11.22%		(10.60)%		30.49%		8.46%		30.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,775		$143,794		$133,167		$152,024		$110,727		$105,893
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (a)(f)	1.19%		1.20%		1.18%		1.19%		1.23%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.82%		0.77%		0.57%		0.22	%(aa)	0.49%		0.70%
Before waivers (a)(f)	0.72%		0.66%		0.48%		0.13	%(aa)	0.36%		0.56%
Portfolio turnover rate^	33	%(z)	62%		72%		65%		97%		81%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	37,629	$719,090
Verizon Communications, Inc.	22,126	912,476

		1,631,566

Entertainment (0.4%)
Electronic Arts, Inc.	1,280	178,342
Live Nation Entertainment, Inc.*	747	70,024
Netflix, Inc.*	2,278	1,537,376
Take-Two Interactive Software, Inc.*	835	129,834
Walt Disney Co. (The)	9,654	958,546
Warner Bros Discovery, Inc.*	11,679	86,892

		2,961,014

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A	31,014	5,649,200
Alphabet, Inc., Class C	25,966	4,762,684
Match Group, Inc.*	1,431	43,474
Meta Platforms, Inc., Class A	11,579	5,838,363

		16,293,721

Media (0.2%)
Charter Communications, Inc., Class A*	520	155,459
Comcast Corp., Class A	20,854	816,643
Fox Corp., Class A	1,259	43,272
Fox Corp., Class B	694	22,222
Interpublic Group of Cos., Inc. (The)	2,016	58,646
News Corp., Class A	2,000	55,140
News Corp., Class B	603	17,119
Omnicom Group, Inc.	1,042	93,467
Paramount Global, Class B (x)	2,539	26,380

		1,288,348

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	2,748	484,143

Total Communication Services		22,658,792

Consumer Discretionary (3.1%)
Automobile Components (0.0%)†
Aptiv plc*	1,469	103,447
BorgWarner, Inc.	1,209	38,978

		142,425

Automobiles (0.5%)
Ford Motor Co.	20,540	257,572
General Motors Co.	6,076	282,291
Tesla, Inc.*	14,582	2,885,486

		3,425,349

Broadline Retail (1.2%)
Amazon.com, Inc.*	48,107	9,296,678
eBay, Inc.	2,731	146,709
Etsy, Inc.*	630	37,158

		9,480,545

Distributors (0.0%)†
Genuine Parts Co.	738	102,080
LKQ Corp.	1,408	58,559
Pool Corp.	204	62,695

		223,334

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	2,292	347,536
Booking Holdings, Inc.	184	728,916
Caesars Entertainment, Inc.*	1,135	45,105
Carnival Corp.*	5,302	99,253
Chipotle Mexican Grill, Inc.*	7,200	451,080
Darden Restaurants, Inc.	628	95,029
Domino’s Pizza, Inc.	184	95,005
Expedia Group, Inc.*	688	86,681
Hilton Worldwide Holdings, Inc.	1,327	289,551
Las Vegas Sands Corp.	1,943	85,978
Marriott International, Inc., Class A	1,298	313,818
McDonald’s Corp.	3,817	972,724
MGM Resorts International*	1,438	63,905
Norwegian Cruise Line Holdings Ltd.*	2,239	42,071
Royal Caribbean Cruises Ltd.*	1,242	198,012
Starbucks Corp.	5,959	463,908
Wynn Resorts Ltd.	502	44,929
Yum! Brands, Inc.	1,479	195,908

		4,619,409

Household Durables (0.1%)
DR Horton, Inc.	1,572	221,542
Garmin Ltd.	806	131,313
Lennar Corp., Class A	1,301	194,981
Mohawk Industries, Inc.*	278	31,578
NVR, Inc.*	17	129,006
PulteGroup, Inc.	1,116	122,872

		831,292

Leisure Products (0.0%)†
Hasbro, Inc.	686	40,131

Specialty Retail (0.6%)
AutoZone, Inc.*	91	269,733
Bath & Body Works, Inc.	1,189	46,430
Best Buy Co., Inc.	1,009	85,049
CarMax, Inc.*	831	60,945
Home Depot, Inc. (The)	5,238	1,803,129
Lowe’s Cos., Inc.	3,027	667,332
O’Reilly Automotive, Inc.*	311	328,435
Ross Stores, Inc.	1,772	257,507
TJX Cos., Inc. (The)	5,998	660,380
Tractor Supply Co.	569	153,630
Ulta Beauty, Inc.*	256	98,783

		4,431,353

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	135	130,673
Lululemon Athletica, Inc.*	604	180,415
NIKE, Inc., Class B	6,406	482,820
Ralph Lauren Corp.	205	35,887
Tapestry, Inc.	1,207	51,648

		881,443

Total Consumer Discretionary		24,075,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	952	$41,117
Coca-Cola Co. (The)	20,478	1,303,425
Constellation Brands, Inc., Class A	847	217,916
Keurig Dr Pepper, Inc.	5,481	183,065
Molson Coors Beverage Co., Class B	975	49,559
Monster Beverage Corp.*	3,888	194,206
PepsiCo, Inc.	7,233	1,192,939

		3,182,227

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	2,335	1,984,727
Dollar General Corp.	1,155	152,726
Dollar Tree, Inc.*	1,089	116,272
Kroger Co. (The)	3,483	173,906
Sysco Corp.	2,620	187,042
Target Corp.	2,430	359,737
Walgreens Boots Alliance, Inc.	3,767	45,562
Walmart, Inc.	22,528	1,525,371

		4,545,343

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,807	169,683
Bunge Global SA	765	81,679
Campbell Soup Co.	1,035	46,772
Conagra Brands, Inc.	2,516	71,505
General Mills, Inc.	2,989	189,084
Hershey Co. (The)	789	145,042
Hormel Foods Corp.	1,525	46,497
J M Smucker Co. (The)	559	60,953
Kellanova	1,388	80,060
Kraft Heinz Co. (The)	4,196	135,195
Lamb Weston Holdings, Inc.	760	63,901
McCormick & Co., Inc. (Non-Voting)	1,323	93,853
Mondelez International, Inc., Class A	7,086	463,708
Tyson Foods, Inc., Class A	1,507	86,110

		1,734,042

Household Products (0.4%)
Church & Dwight Co., Inc.	1,297	134,473
Clorox Co. (The)	653	89,115
Colgate-Palmolive Co.	4,333	420,474
Kimberly-Clark Corp.	1,773	245,029
Procter & Gamble Co. (The)	12,384	2,042,369

		2,931,460

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,226	130,446
Kenvue, Inc.	10,077	183,200

		313,646

Tobacco (0.2%)
Altria Group, Inc.	9,281	422,750
Philip Morris International, Inc.	8,170	827,866

		1,250,616

Total Consumer Staples		13,957,334

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,267	185,240
Halliburton Co.	4,684	158,226
Schlumberger NV	7,512	354,416

		697,882

Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	1,901	55,965
Chevron Corp.	9,128	1,427,802
ConocoPhillips	6,200	709,156
Coterra Energy, Inc.	3,959	105,586
Devon Energy Corp.	3,372	159,833
Diamondback Energy, Inc.	942	188,579
EOG Resources, Inc.	3,069	386,295
EQT Corp.	2,165	80,062
Exxon Mobil Corp.	23,755	2,734,676
Hess Corp.	1,449	213,756
Kinder Morgan, Inc.	10,177	202,217
Marathon Oil Corp.	3,080	88,304
Marathon Petroleum Corp.	1,937	336,031
Occidental Petroleum Corp.	3,464	218,336
ONEOK, Inc.	3,066	250,032
Phillips 66	2,263	319,468
Targa Resources Corp.	1,173	151,059
Valero Energy Corp.	1,792	280,914
Williams Cos., Inc. (The)	6,402	272,085

		8,180,156

Total Energy		8,878,038

Financials (3.7%)
Banks (1.0%)
Bank of America Corp.	36,234	1,441,026
Citigroup, Inc.	10,016	635,615
Citizens Financial Group, Inc.	2,454	88,418
Comerica, Inc.	694	35,422
Fifth Third Bancorp	3,585	130,817
Huntington Bancshares, Inc.	7,622	100,458
JPMorgan Chase & Co.	15,215	3,077,386
KeyCorp	4,929	70,041
M&T Bank Corp.	874	132,289
PNC Financial Services Group, Inc. (The)	2,095	325,731
Regions Financial Corp.	4,863	97,454
Truist Financial Corp.	7,019	272,688
US Bancorp	8,194	325,302
Wells Fargo & Co.	18,940	1,124,846

		7,857,493

Capital Markets (0.7%)
Ameriprise Financial, Inc.	527	225,129
Bank of New York Mellon Corp. (The)	3,996	239,320
BlackRock, Inc.	736	579,468
Blackstone, Inc.	3,786	468,707
Cboe Global Markets, Inc.	556	94,553
Charles Schwab Corp. (The)	7,832	577,140
CME Group, Inc.	1,895	372,557
FactSet Research Systems, Inc.	200	81,654
Franklin Resources, Inc.	1,580	35,313
Intercontinental Exchange, Inc.	3,014	412,587
Invesco Ltd.	2,366	35,395
MarketAxess Holdings, Inc.	199	39,906
Moody’s Corp.	828	348,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley	6,593	$640,774
MSCI, Inc.	416	200,408
Nasdaq, Inc.	2,000	120,520
Northern Trust Corp.	1,080	90,698
Raymond James Financial, Inc.	990	122,374
S&P Global, Inc.	1,691	754,186
State Street Corp.	1,589	117,586
T. Rowe Price Group, Inc.	1,178	135,835

		5,692,640

Consumer Finance (0.2%)
American Express Co.	3,010	696,965
Capital One Financial Corp.	2,002	277,177
Discover Financial Services	1,316	172,146
Synchrony Financial	2,141	101,034

		1,247,322

Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	9,575	3,895,110
Corpay, Inc.*	380	101,236
Fidelity National Information Services, Inc.	3,118	234,972
Fiserv, Inc.*	3,159	470,817
Global Payments, Inc.	1,370	132,479
Jack Henry & Associates, Inc.	383	63,586
Mastercard, Inc., Class A	4,342	1,915,517
PayPal Holdings, Inc.*	5,640	327,289
Visa, Inc., Class A	8,324	2,184,800

		9,325,806

Insurance (0.6%)
Aflac, Inc.	2,770	247,389
Allstate Corp. (The)	1,381	220,490
American International Group, Inc.	3,695	274,317
Aon plc, Class A	1,054	309,433
Arch Capital Group Ltd.*	1,953	197,038
Arthur J Gallagher & Co.	1,141	295,873
Assurant, Inc.	273	45,386
Brown & Brown, Inc.	1,243	111,137
Chubb Ltd.	2,133	544,086
Cincinnati Financial Corp.	826	97,551
Everest Group Ltd.	228	86,872
Globe Life, Inc.	451	37,108
Hartford Financial Services Group, Inc. (The)	1,571	157,948
Loews Corp.	959	71,676
Marsh & McLennan Cos., Inc.	2,589	545,554
MetLife, Inc.	3,231	226,784
Principal Financial Group, Inc.	1,154	90,531
Progressive Corp. (The)	3,080	639,747
Prudential Financial, Inc.	1,900	222,661
Travelers Cos., Inc. (The)	1,201	244,211
W.R. Berkley Corp.	1,067	83,845
Willis Towers Watson plc	540	141,556

		4,891,193

Total Financials		29,014,454

Health Care (3.6%)
Biotechnology (0.6%)
AbbVie, Inc.	9,292	1,593,764
Amgen, Inc.	2,816	879,859
Biogen, Inc.*	763	176,879
Gilead Sciences, Inc.	6,557	449,876
GRAIL, Inc. (x)*	139	2,136
Incyte Corp.*	979	59,347
Moderna, Inc.*	1,746	207,337
Regeneron Pharmaceuticals, Inc.*	556	584,373
Vertex Pharmaceuticals, Inc.*	1,356	635,584

		4,589,155

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	9,137	949,426
Align Technology, Inc.*	375	90,536
Baxter International, Inc.	2,673	89,412
Becton Dickinson & Co.	1,520	355,239
Boston Scientific Corp.*	7,710	593,747
Cooper Cos., Inc. (The)	1,046	91,316
Dexcom, Inc.*	2,029	230,048
Edwards Lifesciences Corp.*	3,192	294,845
GE HealthCare Technologies, Inc.	2,229	173,684
Hologic, Inc.*	1,235	91,699
IDEXX Laboratories, Inc.*	437	212,906
Insulet Corp.*	367	74,061
Intuitive Surgical, Inc.*	1,854	824,752
Medtronic plc	6,998	550,812
ResMed, Inc.	774	148,159
Solventum Corp.*	727	38,444
STERIS plc	520	114,161
Stryker Corp.	1,780	605,645
Teleflex, Inc.	247	51,951
Zimmer Biomet Holdings, Inc.	1,100	119,383

		5,700,226

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	1,280	125,850
Cencora, Inc.	871	196,236
Centene Corp.*	2,813	186,502
Cigna Group (The)	1,539	508,747
CVS Health Corp.	6,623	391,154
DaVita, Inc.*	283	39,215
Elevance Health, Inc.	1,237	670,281
HCA Healthcare, Inc.	1,042	334,774
Henry Schein, Inc.*	684	43,844
Humana, Inc.	643	240,257
McKesson Corp.	692	404,156
Molina Healthcare, Inc.*	305	90,676
Quest Diagnostics, Inc.	584	79,938
UnitedHealth Group, Inc.	4,868	2,479,078
Universal Health Services, Inc., Class B	321	59,363

		5,850,071

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,542	199,889
Bio-Rad Laboratories, Inc., Class A*	110	30,042
Bio-Techne Corp.	827	59,255
Charles River Laboratories International, Inc.*	270	55,777
Danaher Corp.	3,461	864,731
Illumina, Inc.*	836	87,262
IQVIA Holdings, Inc.*	960	202,982
Mettler-Toledo International, Inc.*	113	157,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Revvity, Inc.	649	$68,054
Thermo Fisher Scientific, Inc.	2,033	1,124,249
Waters Corp.*	311	90,227
West Pharmaceutical Services, Inc.	389	128,133

		3,068,529

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	10,709	444,745
Catalent, Inc.*	951	53,474
Eli Lilly and Co.	4,197	3,799,880
Johnson & Johnson	12,669	1,851,701
Merck & Co., Inc.	13,336	1,650,997
Pfizer, Inc.	29,716	831,453
Viatris, Inc.	6,314	67,118
Zoetis, Inc.	2,416	418,838

		9,118,206

Total Health Care		28,326,187

Industrials (2.5%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	371	109,163
Boeing Co. (The)*	3,018	549,306
General Dynamics Corp.	1,195	346,717
General Electric Co.	5,728	910,580
Howmet Aerospace, Inc.	2,059	159,840
Huntington Ingalls Industries, Inc.	208	51,237
L3Harris Technologies, Inc.	998	224,131
Lockheed Martin Corp.	1,132	528,757
Northrop Grumman Corp.	742	323,475
RTX Corp.	6,983	701,023
Textron, Inc.	1,032	88,608
TransDigm Group, Inc.	293	374,340

		4,367,177

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	614	54,106
Expeditors International of Washington, Inc.	765	95,464
FedEx Corp.	1,210	362,807
United Parcel Service, Inc., Class B	3,806	520,851

		1,033,228

Building Products (0.2%)
A.O. Smith Corp.	646	52,830
Allegion plc	462	54,585
Builders FirstSource, Inc.*	649	89,828
Carrier Global Corp.	4,397	277,363
Johnson Controls International plc	3,587	238,428
Masco Corp.	1,157	77,137
Trane Technologies plc	1,198	394,058

		1,184,229

Commercial Services & Supplies (0.2%)
Cintas Corp.	453	317,218
Copart, Inc.*	4,599	249,082
Republic Services, Inc.	1,076	209,110
Rollins, Inc.	1,478	72,111
Veralto Corp.	1,154	110,172
Waste Management, Inc.	1,929	411,533

		1,369,226

Construction & Engineering (0.0%)†
Quanta Services, Inc.	765	$194,379

Electrical Equipment (0.2%)
AMETEK, Inc.	1,215	202,553
Eaton Corp. plc	2,101	658,769
Emerson Electric Co.	3,009	331,471
GE Vernova, Inc.*	1,432	245,602
Generac Holdings, Inc.*	323	42,707
Hubbell, Inc., Class B	282	103,065
Rockwell Automation, Inc.	603	165,994

		1,750,161

Ground Transportation (0.3%)
CSX Corp.	10,400	347,880
JB Hunt Transport Services, Inc.	429	68,640
Norfolk Southern Corp.	1,189	255,267
Old Dominion Freight Line, Inc.	942	166,357
Uber Technologies, Inc.*	10,830	787,124
Union Pacific Corp.	3,209	726,068

		2,351,336

Industrial Conglomerates (0.1%)
3M Co.	2,909	297,271
Honeywell International, Inc.	3,470	740,984

		1,038,255

Machinery (0.5%)
Caterpillar, Inc.	2,679	892,375
Cummins, Inc.	717	198,559
Deere & Co.	1,370	511,873
Dover Corp.	736	132,811
Fortive Corp.	1,846	136,789
IDEX Corp.	398	80,078
Illinois Tool Works, Inc.	1,431	339,090
Ingersoll Rand, Inc.	2,130	193,489
Nordson Corp.	286	66,335
Otis Worldwide Corp.	2,134	205,419
PACCAR, Inc.	2,753	283,394
Parker-Hannifin Corp.	676	341,928
Pentair plc	870	66,703
Snap-on, Inc.	278	72,666
Stanley Black & Decker, Inc.	807	64,471
Westinghouse Air Brake Technologies Corp.	943	149,041
Xylem, Inc.	1,269	172,114

		3,907,135

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	3,443	39,009
Delta Air Lines, Inc.	3,370	159,873
Southwest Airlines Co.	3,140	89,836
United Airlines Holdings, Inc.*	1,726	83,987

		372,705

Professional Services (0.2%)
Automatic Data Processing, Inc.	2,162	516,048
Broadridge Financial Solutions, Inc.	620	122,140
Dayforce, Inc.*	822	40,771
Equifax, Inc.	649	157,356
Jacobs Solutions, Inc.	661	92,348
Leidos Holdings, Inc.	724	105,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Paychex, Inc.	1,685	$199,774
Paycom Software, Inc.	253	36,189
Robert Half, Inc.	548	35,061
Verisk Analytics, Inc.	763	205,667

		1,510,971

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,012	189,274
United Rentals, Inc.	354	228,942
W.W. Grainger, Inc.	232	209,320

		627,536

Total Industrials		19,706,338

Information Technology (9.9%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,326	464,737
Cisco Systems, Inc.	21,385	1,016,001
F5, Inc.*	309	53,219
Juniper Networks, Inc.	1,694	61,763
Motorola Solutions, Inc.	873	337,022

		1,932,742

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	6,314	425,374
CDW Corp.	705	157,807
Corning, Inc.	4,041	156,993
Jabil, Inc.	671	72,998
Keysight Technologies, Inc.*	919	125,673
TE Connectivity Ltd.	1,625	244,449
Teledyne Technologies, Inc.*	248	96,219
Trimble, Inc.*	1,309	73,200
Zebra Technologies Corp., Class A*	270	83,411

		1,436,124

IT Services (0.3%)
Accenture plc, Class A	3,300	1,001,253
Akamai Technologies, Inc.*	794	71,524
Cognizant Technology Solutions Corp., Class A	2,621	178,228
EPAM Systems, Inc.*	304	57,185
Gartner, Inc.*	410	184,115
International Business Machines Corp.	4,816	832,927
VeriSign, Inc.*	464	82,499

		2,407,731

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	8,504	1,379,434
Analog Devices, Inc.	2,610	595,759
Applied Materials, Inc.	4,379	1,033,400
Broadcom, Inc.	2,316	3,718,407
Enphase Energy, Inc.*	714	71,193
First Solar, Inc.*	562	126,709
Intel Corp.	22,251	689,113
KLA Corp.	712	587,051
Lam Research Corp.	690	734,747
Microchip Technology, Inc.	2,844	260,226
Micron Technology, Inc.	5,810	764,189
Monolithic Power Systems, Inc.	253	207,885
NVIDIA Corp.	129,990	16,058,965
NXP Semiconductors NV	1,357	365,155
ON Semiconductor Corp.*	2,249	154,169
Qorvo, Inc.*	508	58,948
QUALCOMM, Inc.	5,873	1,169,784
Skyworks Solutions, Inc.	843	89,847
Teradyne, Inc.	805	119,373
Texas Instruments, Inc.	4,785	930,826

		29,115,180

Software (3.3%)
Adobe, Inc.*	2,379	1,321,630
ANSYS, Inc.*	457	146,926
Autodesk, Inc.*	1,126	278,629
Cadence Design Systems, Inc.*	1,432	440,698
Fair Isaac Corp.*	131	195,014
Fortinet, Inc.*	3,354	202,146
Gen Digital, Inc.	2,950	73,691
Intuit, Inc.	1,473	968,070
Microsoft Corp.	39,105	17,477,980
Oracle Corp.	8,391	1,184,809
Palo Alto Networks, Inc.*	1,659	562,418
PTC, Inc.*	629	114,270
Roper Technologies, Inc.	562	316,777
Salesforce, Inc.	5,094	1,309,667
ServiceNow, Inc.*	1,079	848,817
Synopsys, Inc.*	803	477,833
Tyler Technologies, Inc.*	222	111,617

		26,030,992

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	76,392	16,089,683
Hewlett Packard Enterprise Co.	6,842	144,845
HP, Inc.	4,589	160,707
NetApp, Inc.	1,084	139,619
Seagate Technology Holdings plc	1,025	105,852
Super Micro Computer, Inc.*	265	217,128
Western Digital Corp.*	1,706	129,263

		16,987,097

Total Information Technology		77,909,866

Materials (0.7%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	1,170	301,919
Albemarle Corp. (x)	618	59,031
Celanese Corp.	527	71,087
CF Industries Holdings, Inc.	1,006	74,565
Corteva, Inc.	3,693	199,200
Dow, Inc.	3,696	196,073
DuPont de Nemours, Inc.	2,264	182,229
Eastman Chemical Co.	617	60,448
Ecolab, Inc.	1,336	317,968
FMC Corp.	657	37,810
International Flavors & Fragrances, Inc.	1,343	127,867
Linde plc	2,552	1,119,843
LyondellBasell Industries NV, Class A	1,347	128,854
Mosaic Co. (The)	1,720	49,708
PPG Industries, Inc.	1,241	156,230
Sherwin-Williams Co. (The)	1,239	369,755

		3,452,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	325	$176,085
Vulcan Materials Co.	699	173,827

		349,912

Containers & Packaging (0.1%)
Amcor plc	7,607	74,396
Avery Dennison Corp.	424	92,708
Ball Corp.	1,659	99,573
International Paper Co.	1,821	78,576
Packaging Corp. of America	468	85,438
Westrock Co.	1,352	67,952

		498,643

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	7,547	366,784
Newmont Corp.	6,065	253,942
Nucor Corp.	1,294	204,556
Steel Dynamics, Inc.	801	103,729

		929,011

Total Materials		5,230,153

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	829	96,968
Healthpeak Properties, Inc. (REIT)	3,726	73,030
Ventas, Inc. (REIT)	2,118	108,569
Welltower, Inc. (REIT)	2,913	303,680

		582,247

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,713	66,760

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	4,863	546,163

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	760	46,786

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,565	139,457
CoStar Group, Inc.*	2,149	159,327

		298,784

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	747	154,547
Camden Property Trust (REIT)	562	61,320
Equity Residential (REIT)	1,816	125,921
Essex Property Trust, Inc. (REIT)	338	92,004
Invitation Homes, Inc. (REIT)	3,027	108,639
Mid-America Apartment Communities, Inc. (REIT)	614	87,562
UDR, Inc. (REIT)	1,593	65,552

		695,545

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	387	39,075
Kimco Realty Corp. (REIT)	3,506	68,227
Realty Income Corp. (REIT)	4,377	231,193
Regency Centers Corp. (REIT)	865	53,803
Simon Property Group, Inc. (REIT)	1,715	260,337

		652,635

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,453	476,814
Crown Castle, Inc. (REIT)	2,282	222,951
Digital Realty Trust, Inc. (REIT)	1,700	258,485
Equinix, Inc. (REIT)	494	373,760
Extra Space Storage, Inc. (REIT)	1,112	172,816
Iron Mountain, Inc. (REIT)	1,537	137,746
Public Storage (REIT)	833	239,613
SBA Communications Corp. (REIT)	568	111,498
VICI Properties, Inc. (REIT), Class A	5,445	155,945
Weyerhaeuser Co. (REIT)	3,841	109,046

		2,258,674

Total Real Estate		5,147,594

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,343	68,359
American Electric Power Co., Inc.	2,768	242,864
Constellation Energy Corp.	1,681	336,654
Duke Energy Corp.	4,058	406,733
Edison International	2,019	144,984
Entergy Corp.	1,113	119,091
Evergy, Inc.	1,209	64,041
Eversource Energy	1,838	104,233
Exelon Corp.	5,239	181,322
FirstEnergy Corp.	2,718	104,018
NextEra Energy, Inc.	10,798	764,606
NRG Energy, Inc.	1,188	92,498
Pinnacle West Capital Corp.	597	45,599
PPL Corp.	3,879	107,254
Southern Co. (The)	5,740	445,252
Xcel Energy, Inc.	2,904	155,103

		3,382,611

Gas Utilities (0.0%)†
Atmos Energy Corp.	794	92,620

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,524	61,917
Vistra Corp.	1,769	152,098

		214,015

Multi-Utilities (0.2%)
Ameren Corp.	1,384	98,416
CenterPoint Energy, Inc.	3,322	102,916
CMS Energy Corp.	1,550	92,271
Consolidated Edison, Inc.	1,817	162,476
Dominion Energy, Inc.	4,404	215,796
DTE Energy Co.	1,087	120,668
NiSource, Inc.	2,176	62,690
Public Service Enterprise Group, Inc.	2,623	193,315
Sempra	3,312	251,911
WEC Energy Group, Inc.	1,660	130,244

		1,430,703

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,025	132,389

Total Utilities		5,252,338

Total Common Stocks (30.6%) (Cost $121,836,469)		240,156,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (41.1%)
U.S. Treasury Notes 4.125%, 11/15/32	$326,900,000	$321,985,614

Total Long-Term Debt Securities (41.1%) (Cost $321,691,339)		321,985,614

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $279)	274	480

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.3%)
Goldman Sachs Financial Square Funds – Government Fund 5.21% (7 day yield)‡	38,547,984	38,547,984
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 5.17% (7 day yield)‡	37,762,090	37,762,090
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 5.18% (7 day yield)‡	37,367,944	37,367,944
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,736	1,736
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	76,567,942	76,583,255

Total Investment Companies		190,263,009

Total Short-Term Investments (24.3%) (Cost $190,256,672)		190,263,009

Total Investments in Securities (96.0%) (Cost $633,784,759)		752,405,478
Other Assets Less Liabilities (4.0%)		31,615,462

Net Assets (100%)		$784,020,940

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $73,223. This was collateralized by $73,096 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54 and by cash of $1,736 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund 5.21% (7 day yield)	38,547,984	35,791,076	2,756,908	—	—	—	38,547,984	955,579	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 5.17% (7 day yield)	37,762,090	35,061,446	2,700,644	—	—	—	37,762,090	930,629	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 5.18% (7 day yield)	37,367,944	34,695,430	2,672,514	—	—	—	37,367,944	921,905	—

Total		105,547,952	8,130,066	—	—	—	113,678,018	2,808,113	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,115	9/2024	EUR	58,821,822	(337,768)
FTSE 100 Index	378	9/2024	GBP	39,239,383	(124,647)
Russell 2000 E-Mini Index	382	9/2024	USD	39,441,500	646,676
S&P Midcap 400 E-Mini Index	192	9/2024	USD	56,795,520	(217,574)
TOPIX Index	227	9/2024	JPY	39,653,397	428,868

					395,555

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,658,792	$—	$—	$22,658,792
Consumer Discretionary	24,075,281	—	—	24,075,281
Consumer Staples	13,957,334	—	—	13,957,334
Energy	8,878,038	—	—	8,878,038
Financials	29,014,454	—	—	29,014,454
Health Care	28,326,187	—	—	28,326,187
Industrials	19,706,338	—	—	19,706,338
Information Technology	77,909,866	—	—	77,909,866
Materials	5,230,153	—	—	5,230,153
Real Estate	5,147,594	—	—	5,147,594
Utilities	5,252,338	—	—	5,252,338
Futures	1,075,544	—	—	1,075,544
Rights
Health Care	—	480	—	480
Short-Term Investments
Investment Companies	190,263,009	—	—	190,263,009
U.S. Treasury Obligation	—	321,985,614	—	321,985,614

Total Assets	$431,494,928	$321,986,094	$—	$753,481,022

Liabilities:
Futures	$(679,989)	$—	$—	$(679,989)

Total Liabilities	$(679,989)	$—	$—	$(679,989)

Total	$430,814,939	$321,986,094	$—	$752,801,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,075,544	*

Total		$1,075,544

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	(679,989	)*

Total		$(679,989)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$20,624,478	$20,624,478

Total	$20,624,478	$20,624,478

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,926,727)	$(5,926,727)

Total	$(5,926,727)	$(5,926,727)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$228,948,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,854,667
Long-term U.S. government debt securities	374,137,444

$378,992,111

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,242,224
Long-term U.S. government debt securities	339,319,127

$355,561,351

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,386,536
Aggregate gross unrealized depreciation	(8,942,366)

Net unrealized appreciation	$112,444,170

Federal income tax cost of investments in securities and derivative instruments, if applicable	$640,356,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $113,678,018)	$113,678,018
Unaffiliated Issuers (Cost $520,106,741)	638,727,460
Cash	16,093,000
Foreign cash (Cost $47,414)	47,509
Cash held as collateral at broker for futures	13,962,158
Dividends, interest and other receivables	2,672,050
Receivable for Portfolio shares sold	100,837
Securities lending income receivable	133
Other assets	9,948

Total assets	785,291,113

LIABILITIES
Payable for Portfolio shares repurchased	457,829
Investment management fees payable	450,052
Distribution fees payable – Class IB	160,186
Administrative fees payable	80,932
Due to broker for futures variation margin	49,968
Payable for return of collateral on securities loaned	1,736
Accrued expenses	69,470

Total liabilities	1,270,173

Commitments and contingent liabilities^
NET ASSETS	$784,020,940

Net assets were comprised of:
Paid in capital	$744,040,389
Total distributable earnings (loss)	39,980,551

Net assets	$784,020,940

Class IB
Net asset value, offering and redemption price per share, $784,020,940 / 71,392,775 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.98

(x)	Includes value of securities on loan of $73,223.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$7,247,488
Dividends ($2,808,113 of dividend income received from affiliates)	6,666,182
Securities lending (net)	985

Total income	13,914,655

EXPENSES
Investment management fees	3,026,536
Distribution fees – Class IB	946,879
Administrative fees	479,546
Professional fees	40,610
Printing and mailing expenses	38,804
Custodian fees	27,736
Trustees’ fees	12,437
Miscellaneous	13,042

Gross expenses	4,585,590
Less: Waiver from investment manager	(380,569)

Net expenses	4,205,021

NET INVESTMENT INCOME (LOSS)	9,709,634

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,241,922
Futures contracts	20,624,478
Foreign currency transactions	(315,136)

Net realized gain (loss)	23,551,264

Change in unrealized appreciation (depreciation) on:
Investments in securities	18,127,635
Futures contracts	(5,926,727)
Foreign currency translations	(107,866)

Net change in unrealized appreciation (depreciation)	12,093,042

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,644,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,353,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,709,634	$16,273,027
Net realized gain (loss)	23,551,264	9,205,423
Net change in unrealized appreciation (depreciation)	12,093,042	64,411,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,353,940	89,889,957

Distributions to shareholders:
Class IB	—	(16,389,073)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,257,496 and 8,358,659 shares, respectively ]	45,333,944	83,093,483
Capital shares issued in reinvestment of dividends [ 0 and 1,598,508 shares, respectively ]	—	16,389,073
Capital shares repurchased [ (4,287,201) and (8,619,538) shares, respectively ]	(45,752,876)	(84,719,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(418,932)	14,763,103

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,935,008	88,263,987
NET ASSETS:
Beginning of period	739,085,932	650,821,945

End of period	$784,020,940	$739,085,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.35		$9.29		$11.09		$11.15		$10.80		$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.23		0.08		(0.02)		—	#	0.11
Net realized and unrealized gain (loss)	0.49		1.07		(1.83)		1.18		0.53		1.63

Total from investment operations	0.63		1.30		(1.75)		1.16		0.53		1.74

Less distributions:
Dividends from net investment income	—		(0.24)		(0.05)		(0.01)		(0.02)		(0.11)
Distributions from net realized gains	—		—		—		(1.21)		(0.16)		(0.78)

Total dividends and distributions	—		(0.24)		(0.05)		(1.22)		(0.18)		(0.89)

Net asset value, end of period	$10.98		$10.35		$9.29		$11.09		$11.15		$10.80

Total return (b)	6.09%		13.97%		(15.76)%		10.60%		4.96%		17.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$784,021		$739,086		$650,822		$788,609		$711,804		$660,492
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(j)	1.11	%(j)	1.16	%(k)	1.17	%(o)	1.15	%(o)	1.16	%(o)
Before waivers (a)(f)	1.21%		1.21%		1.20%		1.20%		1.21%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.56%		2.37%		0.79%		(0.21)%		(0.01)%		1.05%
Before waivers (a)(f)	2.46%		2.27%		0.75%		(0.23)%		(0.07)%		1.01%
Portfolio turnover rate^	66	%(z)	132%		250%		252%		97%		193%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (98.3%)
Communication Services (6.8%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc. 2.750%, 6/1/31	$160,000	$136,885
2.250%, 2/1/32	2,783,000	2,261,722
2.550%, 12/1/33	10,390,000	8,273,505
Deutsche Telekom International Finance BV 8.750%, 6/15/30 (e)	3,480,000	4,058,632
Orange SA 9.000%, 3/1/31 (e)	3,750,000	4,480,282
TELUS Corp. 3.400%, 5/13/32	2,287,000	1,990,316
Verizon Communications, Inc. 4.016%, 12/3/29	784,000	740,622
3.150%, 3/22/30	151,000	135,980
1.680%, 10/30/30	170,000	138,055
1.750%, 1/20/31	1,061,000	858,740
2.550%, 3/21/31	9,975,000	8,476,253
2.355%, 3/15/32	4,190,000	3,427,067
5.050%, 5/9/33	980,000	966,094
4.500%, 8/10/33	2,610,000	2,455,331

		38,399,484

Entertainment (0.5%)
Electronic Arts, Inc. 1.850%, 2/15/31 (x)	380,000	310,772
Tencent Music Entertainment Group 2.000%, 9/3/30	4,400,000	3,638,316
Walt Disney Co. (The) 2.000%, 9/1/29 (x)	280,000	243,100
Warnermedia Holdings, Inc. 4.279%, 3/15/32	4,710,000	4,102,236

		8,294,424

Interactive Media & Services (0.2%)
Baidu, Inc. 3.425%, 4/7/30	3,000,000	2,735,190
2.375%, 10/9/30	200,000	169,732
Meta Platforms, Inc. 3.850%, 8/15/32	370,000	344,454

		3,249,376

Media (2.4%)
Charter Communications Operating LLC 2.800%, 4/1/31	4,250,000	3,467,873
4.400%, 4/1/33	80,000	70,608
6.650%, 2/1/34	1,870,000	1,893,936
Comcast Corp. 1.500%, 2/15/31	14,890,000	12,005,003
4.800%, 5/15/33 (x)	4,670,000	4,548,331
Fox Corp. 6.500%, 10/13/33	3,960,000	4,150,059
Paramount Global 4.200%, 6/1/29	1,690,000	1,506,936
4.950%, 1/15/31	1,710,000	1,499,658
5.500%, 5/15/33	470,000	400,336
Time Warner Cable Enterprises LLC 8.375%, 7/15/33	7,380,000	8,147,372

		37,690,112

Wireless Telecommunication Services (1.2%)
America Movil SAB de CV 2.875%, 5/7/30	1,200,000	1,059,000
Telefonica Europe BV 8.250%, 9/15/30	178,000	201,442
T-Mobile USA, Inc. 3.875%, 4/15/30	147,000	137,507
2.550%, 2/15/31	22,000	18,658
3.500%, 4/15/31	15,333,000	13,776,380
2.250%, 11/15/31	1,558,000	1,272,407
2.700%, 3/15/32	163,000	136,384
5.050%, 7/15/33	1,880,000	1,837,752
Vodafone Group plc 7.875%, 2/15/30	118,000	133,275

		18,572,805

Total Communication Services		106,206,201

Consumer Discretionary (3.9%)
Automobile Components (0.2%)
Aptiv plc 3.250%, 3/1/32	1,978,000	1,711,650
Magna International, Inc. 5.500%, 3/21/33	630,000	641,978

		2,353,628

Automobiles (0.2%)
Ford Motor Co. 3.250%, 2/12/32	1,610,000	1,325,368
6.100%, 8/19/32	780,000	778,245
General Motors Co. 5.600%, 10/15/32	520,000	519,246
Mercedes-Benz Finance North America LLC 8.500%, 1/18/31	250,000	298,025
Toyota Motor Corp. 2.760%, 7/2/29	40,000	36,611

		2,957,495

Broadline Retail (0.5%)
Alibaba Group Holding Ltd. 2.125%, 2/9/31	5,200,000	4,303,416
Amazon.com, Inc. 1.500%, 6/3/30 (x)	3,380,000	2,812,577

		7,115,993

Distributors (0.0%)†
LKQ Corp. 6.250%, 6/15/33	300,000	308,332

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc. 4.625%, 4/13/30	800,000	786,651
Marriott International, Inc.
Series GG 3.500%, 10/15/32 (x)	2,830,000	2,454,339
Series HH 2.850%, 4/15/31 (x)	1,120,000	958,894
Series II 2.750%, 10/15/33	5,770,000	4,668,359
Starbucks Corp. 3.000%, 2/14/32	3,080,000	2,668,827

		11,537,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.1%)
M.D.C. Holdings, Inc. 3.850%, 1/15/30	$598,000	$568,309
PulteGroup, Inc. 7.875%, 6/15/32	90,000	102,817

		671,126

Leisure Products (0.0%)†
Hasbro, Inc. 3.900%, 11/19/29	470,000	433,713

Specialty Retail (1.7%)
AutoZone, Inc. 4.750%, 8/1/32	410,000	393,933
5.200%, 8/1/33	2,150,000	2,121,010
6.550%, 11/1/33	5,410,000	5,816,114
Best Buy Co., Inc. 1.950%, 10/1/30	8,030,000	6,637,445
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	5,030,000	4,277,955
Home Depot, Inc. (The) 4.500%, 9/15/32	4,700,000	4,557,830
Lowe’s Cos., Inc. 4.500%, 4/15/30	1,060,000	1,027,006
2.625%, 4/1/31	1,440,000	1,229,428
Tractor Supply Co. 5.250%, 5/15/33	840,000	834,716

		26,895,437

Textiles, Apparel & Luxury Goods (0.5%)
Tapestry, Inc. 7.700%, 11/27/30 (x)	5,180,000	5,411,167
VF Corp. 2.950%, 4/23/30	2,884,000	2,396,382

		7,807,549

Total Consumer Discretionary		60,080,343

Consumer Staples (5.4%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 6/1/30	6,546,000	6,077,788
4.900%, 1/23/31	2,383,000	2,393,451
PepsiCo, Inc. 4.450%, 2/15/33 (x)	130,000	129,176

		8,600,415

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp. 1.600%, 4/20/30	290,000	243,357
Dollar General Corp. 5.450%, 7/5/33	2,720,000	2,702,985
Dollar Tree, Inc. 2.650%, 12/1/31 (x)	700,000	581,367
Sysco Corp. 5.950%, 4/1/30	410,000	426,793

		3,954,502

Food Products (0.9%)
Archer-Daniels-Midland Co. 4.500%, 8/15/33	5,630,000	5,342,769
Kellanova 2.100%, 6/1/30	1,630,000	1,377,701
Pilgrim’s Pride Corp. 4.250%, 4/15/31 (x)	5,190,000	4,706,551
3.500%, 3/1/32	1,210,000	1,024,495
6.250%, 7/1/33	380,000	387,148
Unilever Capital Corp. 2.125%, 9/6/29	1,402,000	1,232,609

		14,071,273

Household Products (0.2%)
Clorox Co. (The) 1.800%, 5/15/30	80,000	66,641
Procter & Gamble Co. (The) 4.550%, 1/29/34	2,589,000	2,551,585

		2,618,226

Personal Care Products (0.5%)
Estee Lauder Cos., Inc. (The) 2.375%, 12/1/29	1,780,000	1,561,478
1.950%, 3/15/31	2,890,000	2,372,694
4.650%, 5/15/33	4,230,000	4,089,709
Haleon US Capital LLC 3.625%, 3/24/32	500,000	448,324

		8,472,205

Tobacco (2.9%)
Altria Group, Inc. 2.450%, 2/4/32	12,250,000	9,903,657
6.875%, 11/1/33	4,090,000	4,415,211
BAT Capital Corp. 3.462%, 9/6/29	736,000	670,408
4.906%, 4/2/30	4,630,000	4,511,334
6.343%, 8/2/30 (x)	4,130,000	4,312,393
6.421%, 8/2/33	280,000	292,935
6.000%, 2/20/34	8,241,000	8,329,720
Philip Morris International, Inc. 5.625%, 11/17/29	680,000	694,802
2.100%, 5/1/30	8,000	6,773
1.750%, 11/1/30	530,000	431,656
5.750%, 11/17/32	4,210,000	4,289,524
5.375%, 2/15/33 (x)	2,770,000	2,753,982
5.625%, 9/7/33	870,000	879,072
5.250%, 2/13/34	4,230,000	4,152,684

		45,644,151

Total Consumer Staples		83,360,772

Energy (7.7%)
Energy Equipment & Services (0.1%)
Halliburton Co. 2.920%, 3/1/30	130,000	116,027
NOV, Inc. 3.600%, 12/1/29	1,690,000	1,554,019

		1,670,046

Oil, Gas & Consumable Fuels (7.6%)
Boardwalk Pipelines LP 3.600%, 9/1/32	840,000	723,607
BP Capital Markets America, Inc. 1.749%, 8/10/30	640,000	529,857
4.812%, 2/13/33	4,440,000	4,300,264
4.893%, 9/11/33	1,930,000	1,874,087
4.989%, 4/10/34	4,200,000	4,105,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.450%, 12/1/33 (k)(x)(y)	$4,020,000	$4,131,566
Cheniere Energy Partners LP 4.500%, 10/1/29	9,390,000	8,908,763
4.000%, 3/1/31	8,550,000	7,759,723
5.950%, 6/30/33	9,230,000	9,319,439
Enbridge, Inc. 5.700%, 3/8/33	132,000	132,971
Energy Transfer LP 6.550%, 12/1/33 (x)	4,220,000	4,467,825
EOG Resources, Inc. 4.375%, 4/15/30	850,000	831,131
EQT Corp. 7.000%, 2/1/30 (e)	4,210,000	4,462,600
Exxon Mobil Corp. 2.440%, 8/16/29 (x)	250,000	223,162
2.610%, 10/15/30	5,220,000	4,569,400
Hess Corp. 7.125%, 3/15/33	70,000	78,509
Kinder Morgan Energy Partners LP 7.300%, 8/15/33	2,234,000	2,478,782
Kinder Morgan, Inc. 2.000%, 2/15/31	2,580,000	2,114,444
5.400%, 2/1/34	2,506,000	2,470,922
MPLX LP 2.650%, 8/15/30	260,000	223,640
Occidental Petroleum Corp. 6.625%, 9/1/30	8,920,000	9,328,962
ONEOK, Inc. 6.350%, 1/15/31	4,240,000	4,443,611
6.100%, 11/15/32	2,780,000	2,879,515
6.050%, 9/1/33	1,060,000	1,090,751
Ovintiv, Inc. 6.250%, 7/15/33	1,670,000	1,725,788
Phillips 66 2.150%, 12/15/30 (x)	3,810,000	3,183,672
Pioneer Natural Resources Co. 1.900%, 8/15/30	70,000	58,499
Targa Resources Corp. 4.200%, 2/1/33	550,000	495,315
Targa Resources Partners LP 5.500%, 3/1/30	7,240,000	7,196,787
4.875%, 2/1/31	13,810,000	13,140,658
4.000%, 1/15/32	2,240,000	2,008,067
TotalEnergies Capital International SA 2.829%, 1/10/30	140,000	125,587
TransCanada PipeLines Ltd. 4.100%, 4/15/30 (x)	4,650,000	4,391,458
2.500%, 10/12/31	4,650,000	3,899,648

		117,674,635

Total Energy		119,344,681

Financials (34.0%)
Banks (18.6%)
Banco Santander SA 2.749%, 12/3/30	3,000,000	2,490,807
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	4,800,000	4,009,103
6.921%, 8/8/33	2,400,000	2,510,475
6.938%, 11/7/33	2,000,000	2,188,469
Bank of America Corp. (SOFR + 2.15%), 2.592%, 4/29/31 (k)	17,180,000	14,872,001
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	5,280,000	4,336,825
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	930,000	785,895
(SOFR + 1.21%), 2.572%, 10/20/32 (k)(x)	8,231,000	6,805,336
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	130,000	109,957
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	7,170,000	6,771,950
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	4,750,000	4,660,674
Bank of Nova Scotia (The) 4.850%, 2/1/30	139,000	136,687
2.150%, 8/1/31	910,000	747,834
2.450%, 2/2/32	786,000	648,244
Barclays plc (ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30 (k)	10,800,000	10,334,562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33 (k)	4,400,000	4,381,979
Canadian Imperial Bank of Commerce 3.600%, 4/7/32	151,000	133,625
Citigroup, Inc. (SOFR + 3.91%), 4.412%, 3/31/31 (k)	4,850,000	4,619,357
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	9,500,000	8,173,641
(SOFR + 1.17%), 2.561%, 5/1/32 (k)(x)	3,010,000	2,508,894
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	4,630,000	3,808,534
5.875%, 2/22/33	2,770,000	2,814,004
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	5,560,000	5,339,854
6.000%, 10/31/33	4,060,000	4,149,411
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	3,390,000	3,554,279
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	4,130,000	4,193,339
Citizens Financial Group, Inc. 2.500%, 2/6/30	7,190,000	6,082,090
3.250%, 4/30/30	11,390,000	10,003,234
Discover Bank 2.700%, 2/6/30	250,000	214,086
Fifth Third Bancorp (United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	149,000	142,979
HSBC Holdings plc (CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	400,000	374,283
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	14,200,000	12,246,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.95%), 2.357%, 8/18/31 (k)	$5,600,000	$4,662,904
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	1,200,000	1,108,309
(SOFR + 4.25%), 8.113%, 11/3/33 (k)(x)	2,600,000	2,932,933
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	200,000	216,403
Huntington National Bank (The) 5.650%, 1/10/30	4,750,000	4,749,912
ING Groep NV (SOFR + 2.07%), 4.252%, 3/28/33 (k)	4,400,000	4,070,619
JPMorgan Chase & Co. (SOFR + 1.75%), 4.565%, 6/14/30 (k)	3,876,000	3,763,317
(SOFR + 2.04%), 2.522%, 4/22/31 (k)(x)	1,610,000	1,390,480
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	5,080,000	4,127,301
(SOFR + 1.18%), 2.545%, 11/8/32 (k)(x)	700,000	582,109
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	240,000	204,402
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	5,770,000	5,484,441
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	940,000	911,044
(SOFR + 2.58%), 5.717%, 9/14/33 (k)(x)	3,320,000	3,383,603
KeyBank NA 5.000%, 1/26/33	19,500,000	17,978,945
KeyCorp 2.550%, 10/1/29	1,623,000	1,370,133
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33 (k)(x)	550,000	501,062
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33 (k)	2,000,000	2,239,968
Mitsubishi UFJ Financial Group, Inc. 2.559%, 2/25/30 (x)	600,000	521,220
Mizuho Financial Group, Inc. 2.564%, 9/13/31	5,800,000	4,711,021
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32 (k)	5,260,000	4,264,752
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29 (k)	600,000	607,485
PNC Bank NA 2.700%, 10/22/29	7,000,000	6,093,486
PNC Financial Services Group, Inc. (The) 2.550%, 1/22/30	8,760,000	7,673,786
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	280,000	259,834
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	4,540,000	4,676,770
Royal Bank of Canada 2.300%, 11/3/31	1,106,000	916,407
5.150%, 2/1/34 (x)	5,600,000	5,561,597
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.174%, 1/9/30 (k)	2,880,000	2,899,582
(SOFR + 3.28%), 7.660%, 11/9/31 (k)	1,700,000	1,838,919
Sumitomo Mitsui Financial Group, Inc. 3.040%, 7/16/29	3,200,000	2,890,386
2.750%, 1/15/30	6,800,000	5,948,546
2.130%, 7/8/30	9,073,000	7,577,335
2.142%, 9/23/30	173,000	144,097
1.710%, 1/12/31	6,000,000	4,805,961
2.222%, 9/17/31	3,200,000	2,606,274
Toronto-Dominion Bank (The) 2.000%, 9/10/31	1,311,000	1,061,820
2.450%, 1/12/32	1,696,000	1,397,791
Truist Financial Corp. 1.950%, 6/5/30	9,010,000	7,457,006
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	540,000	499,693
US Bancorp 1.375%, 7/22/30 (x)	8,380,000	6,719,303
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	3,820,000	3,600,935
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	1,480,000	1,503,371
Wells Fargo & Co. (CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	360,000	311,576
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	7,270,000	6,996,459
Westpac Banking Corp. 2.150%, 6/3/31	2,290,000	1,920,872

		289,292,704

Capital Markets (8.2%)
Ares Capital Corp. 3.200%, 11/15/31	9,490,000	7,836,139
Bank of New York Mellon Corp. (The) 1.800%, 7/28/31	13,790,000	11,122,062
2.500%, 1/26/32	760,000	633,195
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	40,000	37,280
BlackRock Funding, Inc. 5.000%, 3/14/34	4,256,000	4,237,205
BlackRock, Inc. 2.400%, 4/30/30	2,350,000	2,046,843
Blue Owl Finance LLC 6.250%, 4/18/34§	7,430,000	7,480,022
Brookfield Capital Finance LLC 6.087%, 6/14/33	3,230,000	3,327,724
Charles Schwab Corp. (The) 2.300%, 5/13/31	1,999,000	1,674,921
1.950%, 12/1/31	6,130,000	4,904,305
2.900%, 3/3/32	3,610,000	3,101,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG (SOFR + 3.65%), 7.079%, 2/10/34 (k)	$200,000	$203,121
Goldman Sachs Group, Inc. (The) 2.600%, 2/7/30	8,880,000	7,775,887
3.800%, 3/15/30 (x)	7,370,000	6,883,404
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	340,000	277,016
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	640,000	548,864
Golub Capital BDC, Inc. 6.000%, 7/15/29	12,620,000	12,389,736
Intercontinental Exchange, Inc. 4.600%, 3/15/33	1,410,000	1,346,606
Moody’s Corp. 4.250%, 8/8/32	4,630,000	4,351,006
Morgan Stanley (SOFR + 3.12%), 3.622%, 4/1/31 (k)	8,480,000	7,779,295
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	4,690,000	3,766,030
(SOFR + 1.02%), 1.928%, 4/28/32 (k)	4,780,000	3,841,078
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	50,000	42,405
(SOFR + 2.08%), 4.889%, 7/20/33 (k)(x)	8,980,000	8,666,337
(SOFR + 2.56%), 6.342%, 10/18/33 (k)(x)	1,620,000	1,716,615
Nomura Holdings, Inc. 5.605%, 7/6/29	1,000,000	1,006,323
2.679%, 7/16/30 (x)	983,000	835,801
2.999%, 1/22/32	10,600,000	8,853,851
6.087%, 7/12/33	400,000	416,154
Northern Trust Corp. 1.950%, 5/1/30 (x)	5,740,000	4,858,746
S&P Global, Inc. 2.500%, 12/1/29	9,000	7,952
5.250%, 9/15/33§	4,970,000	5,024,455
State Street Corp. (SOFR + 1.00%), 2.623%, 2/7/33 (k)	650,000	545,228

		127,537,168

Consumer Finance (3.0%)
AerCap Ireland Capital DAC 6.150%, 9/30/30	750,000	775,701
3.300%, 1/30/32	1,800,000	1,547,147
3.400%, 10/29/33	4,950,000	4,150,268
Ally Financial, Inc. 8.000%, 11/1/31 (x)	4,190,000	4,624,960
American Express Co. (SOFR + 1.76%), 4.420%, 8/3/33 (k)	1,000,000	941,760
American Honda Finance Corp. 4.600%, 4/17/30	420,000	412,136
Capital One Financial Corp. (SOFR + 2.60%), 5.247%, 7/26/30 (k)(x)	830,000	815,092
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	4,310,000	4,733,522
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	3,500,000	2,733,530
Discover Financial Services 6.700%, 11/29/32	7,300,000	7,612,144
Ford Motor Credit Co. LLC 7.200%, 6/10/30	200,000	210,360
General Motors Financial Co., Inc. 5.850%, 4/6/30 (x)	1,000,000	1,010,929
2.350%, 1/8/31	560,000	459,323
3.100%, 1/12/32	2,540,000	2,134,741
6.400%, 1/9/33	2,550,000	2,644,628
6.100%, 1/7/34	5,380,000	5,429,858
5.950%, 4/4/34	1,540,000	1,544,661
Toyota Motor Credit Corp. 2.150%, 2/13/30	60,000	51,770
3.375%, 4/1/30	40,000	36,831
1.650%, 1/10/31	180,000	145,993
4.800%, 1/5/34 (x)	4,293,000	4,165,714

		46,181,068

Financial Services (0.8%)
Global Payments, Inc. 2.900%, 5/15/30	262,000	228,089
5.400%, 8/15/32	860,000	843,406
Jackson Financial, Inc. 3.125%, 11/23/31	7,200,000	6,039,773
National Rural Utilities Cooperative Finance Corp. 1.650%, 6/15/31	269,000	213,051
Shell International Finance BV 2.375%, 11/7/29	5,230,000	4,625,506
Western Union Co. (The) 2.750%, 3/15/31	1,090,000	905,318

		12,855,143

Insurance (3.4%)
Alleghany Corp. 3.625%, 5/15/30	1,110,000	1,031,556
Allstate Corp. (The) 1.450%, 12/15/30	4,390,000	3,501,335
American International Group, Inc. 5.125%, 3/27/33 (x)	4,230,000	4,167,079
Aon Corp. 2.800%, 5/15/30	380,000	332,773
5.350%, 2/28/33 (x)	4,020,000	3,995,240
Aon North America, Inc. 5.450%, 3/1/34	4,208,000	4,186,960
Athene Holding Ltd. 6.650%, 2/1/33	3,600,000	3,783,257
Chubb INA Holdings LLC 5.000%, 3/15/34	3,540,000	3,510,451
Enstar Group Ltd. 4.950%, 6/1/29	2,569,000	2,465,701
Fairfax Financial Holdings Ltd. 5.625%, 8/16/32	4,890,000	4,832,006
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	120,000	106,574
Lincoln National Corp. 3.050%, 1/15/30	906,000	805,436
3.400%, 1/15/31	1,168,000	1,027,188
MetLife, Inc. 4.550%, 3/23/30	5,890,000	5,778,428
Progressive Corp. (The) 4.950%, 6/15/33	2,250,000	2,232,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Willis North America, Inc. 2.950%, 9/15/29	$1,210,000	$1,083,636
5.350%, 5/15/33 (x)	9,690,000	9,477,901

		52,317,625

Total Financials		528,183,708

Health Care (9.9%)
Biotechnology (0.8%)
Amgen, Inc. 2.450%, 2/21/30 (x)	1,860,000	1,621,931
2.000%, 1/15/32 (x)	5,170,000	4,163,322
3.350%, 2/22/32	690,000	611,960
5.250%, 3/2/33	5,220,000	5,215,316
Biogen, Inc. 2.250%, 5/1/30 (x)	1,050,000	892,971

		12,505,500

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc. 3.950%, 4/1/30	1,710,000	1,592,805
2.539%, 2/1/32	6,270,000	5,145,227
Becton Dickinson & Co. 4.298%, 8/22/32	440,000	411,787
Dentsply Sirona, Inc. 3.250%, 6/1/30	4,520,000	3,939,382
DH Europe Finance II Sarl 2.600%, 11/15/29	2,550,000	2,267,026
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	400,000	411,622
5.905%, 11/22/32	2,100,000	2,167,861
Medtronic Global Holdings SCA 4.500%, 3/30/33	138,000	132,928
Smith & Nephew plc 2.032%, 10/14/30	1,910,000	1,578,317
Zimmer Biomet Holdings, Inc. 2.600%, 11/24/31	590,000	492,907

		18,139,862

Health Care Providers & Services (4.6%)
Ascension Health Series B 2.532%, 11/15/29	1,052,000	932,840
Centene Corp. 4.625%, 12/15/29 (x)	9,720,000	9,186,372
3.375%, 2/15/30	2,040,000	1,806,012
2.500%, 3/1/31	11,350,000	9,272,156
2.625%, 8/1/31 (x)	17,050,000	13,971,963
Cigna Group (The) 5.250%, 2/15/34	4,180,000	4,124,214
CVS Health Corp. 1.750%, 8/21/30	940,000	763,446
5.250%, 1/30/31	4,560,000	4,510,160
2.125%, 9/15/31	5,180,000	4,146,150
5.250%, 2/21/33 (x)	1,640,000	1,604,494
5.300%, 6/1/33 (x)	2,480,000	2,426,426
Elevance Health, Inc. 4.750%, 2/15/33 (x)	850,000	820,838
HCA, Inc. 3.500%, 9/1/30	6,470,000	5,826,120
2.375%, 7/15/31 (x)	760,000	623,884
Humana, Inc. 2.150%, 2/3/32	9,550,000	7,617,959
UnitedHealth Group, Inc. 4.500%, 4/15/33	4,710,000	4,498,959

		72,131,993

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	1,990,000	1,761,702
Revvity, Inc. 3.300%, 9/15/29	4,150,000	3,776,655
Thermo Fisher Scientific, Inc. 5.086%, 8/10/33	1,340,000	1,337,238

		6,875,595

Pharmaceuticals (2.9%)
Bristol-Myers Squibb Co. 1.450%, 11/13/30	4,250,000	3,442,155
Johnson & Johnson 1.300%, 9/1/30	20,900,000	17,203,975
4.950%, 5/15/33	3,930,000	4,026,482
4.375%, 12/5/33	6,320,000	6,208,719
Merck & Co., Inc. 1.450%, 6/24/30 (x)	1,590,000	1,313,784
2.150%, 12/10/31	680,000	566,099
4.500%, 5/17/33	2,270,000	2,202,824
Novartis Capital Corp. 2.200%, 8/14/30	3,187,000	2,761,417
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 5/19/33	3,490,000	3,407,318
Royalty Pharma plc 2.200%, 9/2/30 (x)	990,000	825,651
Takeda Pharmaceutical Co. Ltd. 2.050%, 3/31/30	982,000	829,201
Viatris, Inc. 2.700%, 6/22/30 (x)	2,040,000	1,728,247

		44,515,872

Total Health Care		154,168,822

Industrials (5.7%)
Aerospace & Defense (1.8%)
Boeing Co. (The) 6.125%, 2/15/33	4,260,000	4,233,214
Northrop Grumman Corp. 4.700%, 3/15/33 (x)	4,760,000	4,593,384
RTX Corp. 1.900%, 9/1/31	11,730,000	9,450,795
2.375%, 3/15/32	1,340,000	1,095,773
5.150%, 2/27/33 (x)	4,010,000	3,971,396
Textron, Inc. 6.100%, 11/15/33	3,940,000	4,082,299

		27,426,861

Air Freight & Logistics (0.1%)
United Parcel Service, Inc. 2.500%, 9/1/29	650,000	579,280
4.875%, 3/3/33	1,550,000	1,526,240

		2,105,520

Building Products (0.0%)†
Masco Corp. 2.000%, 10/1/30	350,000	287,585
Trane Technologies Financing Ltd. 5.250%, 3/3/33	133,000	134,087

		421,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.6%)
RELX Capital, Inc. 3.000%, 5/22/30	$40,000	$35,914
Republic Services, Inc. 5.000%, 12/15/33	120,000	117,530
5.000%, 4/1/34	4,240,000	4,147,527
Waste Connections, Inc. 4.200%, 1/15/33	4,890,000	4,543,702
Waste Management, Inc. 4.625%, 2/15/30	1,220,000	1,199,788

		10,044,461

Electrical Equipment (0.1%)
Regal Rexnord Corp. 6.400%, 4/15/33	830,000	848,616

Ground Transportation (0.6%)
Norfolk Southern Corp. 3.000%, 3/15/32	157,000	135,390
Ryder System, Inc. 6.600%, 12/1/33 (x)	8,290,000	8,860,369
Union Pacific Corp. 2.400%, 2/5/30	156,000	136,630
2.800%, 2/14/32	756,000	653,013

		9,785,402

Machinery (0.1%)
Flowserve Corp. 2.800%, 1/15/32	880,000	723,495

Professional Services (0.6%)
Broadridge Financial Solutions, Inc. 2.600%, 5/1/31	60,000	50,537
Concentrix Corp. 6.850%, 8/2/33	1,040,000	1,031,153
Equifax, Inc. 2.350%, 9/15/31	5,600,000	4,603,739
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	4,080,000	4,080,502
Verisk Analytics, Inc. 5.750%, 4/1/33	90,000	92,374

		9,858,305

Trading Companies & Distributors (1.8%)
Air Lease Corp. 3.000%, 2/1/30	9,870,000	8,741,346
3.125%, 12/1/30	5,320,000	4,644,689
2.875%, 1/15/32 (x)	6,290,000	5,261,661
GATX Corp. 4.000%, 6/30/30	4,880,000	4,541,278
6.050%, 3/15/34	4,127,000	4,213,498

		27,402,472

Total Industrials		88,616,804

Information Technology (7.9%)
Communications Equipment (0.3%)
Cisco Systems, Inc. 5.050%, 2/26/34	4,132,000	4,132,034

Electronic Equipment, Instruments & Components (0.0%)†
Allegion US Holding Co., Inc. 5.411%, 7/1/32	500,000	498,461

IT Services (0.9%)
International Business Machines Corp. 1.950%, 5/15/30 (x)	700,000	592,204
2.720%, 2/9/32	600,000	515,379
4.750%, 2/6/33	600,000	584,728
Kyndryl Holdings, Inc. 3.150%, 10/15/31	4,050,000	3,402,706
6.350%, 2/20/34	7,772,000	7,904,101

		12,999,118

Semiconductors & Semiconductor Equipment (2.0%)
Analog Devices, Inc. 2.100%, 10/1/31	163,000	134,903
Applied Materials, Inc. 1.750%, 6/1/30 (x)	2,450,000	2,062,333
Broadcom, Inc. 4.150%, 11/15/30	148,000	139,755
4.300%, 11/15/32	150,000	140,584
2.600%, 2/15/33§	6,180,000	5,014,754
Intel Corp. 2.450%, 11/15/29	156,000	137,192
5.125%, 2/10/30	135,000	135,611
3.900%, 3/25/30	144,000	135,228
4.150%, 8/5/32	143,000	134,099
5.200%, 2/10/33	1,995,000	1,993,654
KLA Corp. 4.650%, 7/15/32	136,000	132,799
Micron Technology, Inc. 6.750%, 11/1/29 (x)	129,000	137,062
4.663%, 2/15/30	143,000	138,485
2.703%, 4/15/32	3,792,000	3,136,434
5.875%, 2/9/33	456,000	466,749
NVIDIA Corp. 2.850%, 4/1/30	151,000	136,780
2.000%, 6/15/31 (x)	164,000	137,743
NXP BV 3.400%, 5/1/30	153,000	138,282
2.500%, 5/11/31 (x)	36,000	30,132
5.000%, 1/15/33	3,790,000	3,697,524
QUALCOMM, Inc. 2.150%, 5/20/30	157,000	135,742
1.650%, 5/20/32	7,960,000	6,275,861
Skyworks Solutions, Inc. 3.000%, 6/1/31	590,000	498,939
Texas Instruments, Inc. 1.750%, 5/4/30	6,962,000	5,878,798
3.650%, 8/16/32	145,000	132,883
4.900%, 3/14/33	132,000	131,907
Xilinx, Inc. 2.375%, 6/1/30	158,000	136,839

		31,371,072

Software (0.7%)
Fortinet, Inc. 2.200%, 3/15/31	330,000	271,746
Intuit, Inc. 5.200%, 9/15/33	990,000	996,383
Oracle Corp. 6.250%, 11/9/32	4,660,000	4,936,302
4.900%, 2/6/33	570,000	552,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Roper Technologies, Inc. 1.750%, 2/15/31	$60,000	$48,265
VMware LLC 2.200%, 8/15/31	4,800,000	3,896,348

		10,702,028

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc. 3.250%, 8/8/29	4,490,000	4,203,526
2.200%, 9/11/29	370,000	327,965
1.650%, 5/11/30	9,130,000	7,696,069
1.250%, 8/20/30	5,600,000	4,585,898
1.650%, 2/8/31	25,810,000	21,343,776
1.700%, 8/5/31 (x)	9,640,000	7,892,129
3.350%, 8/8/32	9,470,000	8,599,102
4.300%, 5/10/33	4,170,000	4,118,710
Dell International LLC 5.300%, 10/1/29	10,000	10,061
Western Digital Corp. 3.100%, 2/1/32	4,720,000	3,820,557

		62,597,793

Total Information Technology		122,300,506

Materials (4.1%)
Chemicals (1.5%)
Albemarle Corp. 5.050%, 6/1/32 (x)	3,160,000	3,032,157
Celanese US Holdings LLC 6.550%, 11/15/30 (x)	820,000	855,602
6.379%, 7/15/32	4,400,000	4,525,033
CF Industries, Inc. 5.150%, 3/15/34	4,331,000	4,155,231
Eastman Chemical Co. 5.750%, 3/8/33	660,000	667,050
Ecolab, Inc. 2.125%, 2/1/32	3,900,000	3,204,013
FMC Corp. 5.650%, 5/18/33	830,000	816,934
Huntsman International LLC 2.950%, 6/15/31	1,150,000	943,158
LYB International Finance III LLC 5.625%, 5/15/33	850,000	861,340
5.500%, 3/1/34	4,200,000	4,159,656

		23,220,174

Containers & Packaging (0.6%)
Berry Global, Inc. 5.650%, 1/15/34§	7,455,000	7,277,496
WRKCo., Inc. 3.000%, 6/15/33	2,440,000	2,053,403

		9,330,899

Metals & Mining (1.7%)
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	6,800,000	5,952,125
ArcelorMittal SA 6.800%, 11/29/32	2,490,000	2,630,640
BHP Billiton Finance USA Ltd. 5.250%, 9/8/30	1,720,000	1,742,167
4.900%, 2/28/33	735,000	721,289
5.250%, 9/8/33	1,400,000	1,398,426
Kinross Gold Corp. 6.250%, 7/15/33	2,230,000	2,326,720
Newmont Corp. 2.800%, 10/1/29	145,000	130,180
2.250%, 10/1/30	144,000	122,620
2.600%, 7/15/32 (x)	475,000	396,972
5.350%, 3/15/34§	4,230,000	4,210,995
Nucor Corp. 3.125%, 4/1/32	156,000	134,935
Rio Tinto Alcan, Inc. 7.250%, 3/15/31	118,000	130,978
6.125%, 12/15/33	3,830,000	4,062,794
Rio Tinto Finance USA plc 5.000%, 3/9/33	134,000	133,720
Teck Resources Ltd. 3.900%, 7/15/30	3,290,000	3,053,096
Yamana Gold, Inc. 2.630%, 8/15/31	121,000	101,019

		27,248,676

Paper & Forest Products (0.3%)
Suzano Austria GmbH 5.000%, 1/15/30	3,800,000	3,592,520
3.125%, 1/15/32	1,250,000	1,023,125

		4,615,645

Total Materials		64,415,394

Real Estate (4.3%)
Diversified REITs (0.3%)
American Assets Trust LP (REIT) 3.375%, 2/1/31	120,000	98,254
GLP Capital LP (REIT) 4.000%, 1/15/30	3,470,000	3,169,602
4.000%, 1/15/31	40,000	35,882
3.250%, 1/15/32 (x)	350,000	293,405
Simon Property Group LP (REIT) 2.200%, 2/1/31 (x)	450,000	371,759
2.250%, 1/15/32	430,000	349,372

		4,318,274

Health Care REITs (1.2%)
Alexandria Real Estate Equities, Inc. (REIT) 2.000%, 5/18/32	550,000	430,364
1.875%, 2/1/33	10,440,000	7,854,550
Healthcare Realty Holdings LP (REIT) 3.100%, 2/15/30	1,900,000	1,658,374
2.000%, 3/15/31	2,480,000	1,954,390
Omega Healthcare Investors, Inc. (REIT) 3.250%, 4/15/33	550,000	444,897
Sabra Health Care LP (REIT) 3.900%, 10/15/29	7,060,000	6,379,628

		18,722,203

Office REITs (1.8%)
Boston Properties LP (REIT) 3.400%, 6/21/29	839,000	743,635
3.250%, 1/30/31	5,610,000	4,745,875
2.550%, 4/1/32	2,370,000	1,850,252
2.450%, 10/1/33 (x)	5,470,000	4,058,390
Highwoods Realty LP (REIT) 2.600%, 2/1/31 (x)	3,030,000	2,421,206
Kilroy Realty LP (REIT) 3.050%, 2/15/30	6,640,000	5,583,774
2.650%, 11/15/33	12,130,000	8,894,508

		28,297,640

Residential REITs (0.2%)
Essex Portfolio LP (REIT) 1.650%, 1/15/31	4,370,000	3,462,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Retail REITs (0.5%)
Federal Realty OP LP (REIT) 3.500%, 6/1/30	$830,000	$754,457
Kimco Realty OP LLC (REIT) 2.250%, 12/1/31	1,350,000	1,082,896
Realty Income Corp. (REIT) 3.200%, 2/15/31	1,250,000	1,095,985
1.800%, 3/15/33	5,960,000	4,471,556

		7,404,894

Specialized REITs (0.3%)
Crown Castle, Inc. (REIT) 5.100%, 5/1/33	500,000	483,097
EPR Properties (REIT) 3.750%, 8/15/29	4,730,000	4,203,089

		4,686,186

Total Real Estate		66,891,962

Utilities (8.6%)
Electric Utilities (5.9%)
Alabama Power Co. 3.940%, 9/1/32	2,620,000	2,407,538
Arizona Public Service Co. 2.200%, 12/15/31	510,000	411,762
DTE Electric Co. 5.200%, 3/1/34	4,235,000	4,209,593
Duke Energy Carolinas LLC 4.950%, 1/15/33 (x)	4,680,000	4,594,038
Duke Energy Indiana LLC 5.250%, 3/1/34	4,220,000	4,164,064
Entergy Corp. 2.400%, 6/15/31	4,750,000	3,913,436
Entergy Louisiana LLC 1.600%, 12/15/30	680,000	544,954
2.350%, 6/15/32	6,010,000	4,898,959
Eversource Energy 2.550%, 3/15/31	4,980,000	4,138,075
Series R 1.650%, 8/15/30	480,000	386,808
Florida Power & Light Co. 5.100%, 4/1/33	700,000	694,946
4.800%, 5/15/33 (x)	3,060,000	2,980,277
NextEra Energy Capital Holdings, Inc. 2.440%, 1/15/32	930,000	761,903
Pacific Gas and Electric Co. 4.550%, 7/1/30 (x)	4,900,000	4,641,089
5.900%, 6/15/32	4,500,000	4,515,092
6.400%, 6/15/33	3,730,000	3,852,287
PacifiCorp 5.450%, 2/15/34 (x)	4,030,000	3,959,594
PPL Electric Utilities Corp. 4.850%, 2/15/34	4,106,000	3,995,174
Progress Energy, Inc. 7.000%, 10/30/31	90,000	97,584
Southern Co. (The) 5.700%, 10/15/32	2,580,000	2,631,241
5.200%, 6/15/33	9,310,000	9,157,855
Virginia Electric and Power Co. 2.300%, 11/15/31	13,700,000	11,307,886
Series A 2.875%, 7/15/29	22,000	19,886
Xcel Energy, Inc. 5.450%, 8/15/33	13,420,000	13,183,890

		91,467,931

Gas Utilities (0.9%)
ONE Gas, Inc. 4.250%, 9/1/32	1,280,000	1,208,195
Southern California Gas Co. 5.200%, 6/1/33	8,700,000	8,588,472
Southwest Gas Corp. 4.050%, 3/15/32	5,080,000	4,595,561

		14,392,228

Multi-Utilities (1.8%)
Ameren Illinois Co. 4.950%, 6/1/33	1,680,000	1,644,142
Berkshire Hathaway Energy Co. 1.650%, 5/15/31	9,700,000	7,712,225
Dominion Energy, Inc. Series C 3.375%, 4/1/30	8,000	7,217
National Grid plc 5.809%, 6/12/33	4,400,000	4,420,108
5.418%, 1/11/34	8,400,000	8,208,305
NiSource, Inc. 1.700%, 2/15/31	7,500,000	5,972,301
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	260,000	214,145

		28,178,443

Total Utilities		134,038,602

Total Corporate Bonds		1,527,607,795

U.S. Treasury Obligation (0.4%)
U.S. Treasury Notes 4.375%, 5/15/34	5,482,300	5,495,997

Total U.S. Treasury Obligation		5,495,997

Total Long-Term Debt Securities (98.7%) (Cost $1,490,097,878)		1,533,103,792

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	3,700,000	3,700,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,732,835	3,732,835
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	1,797,057	1,797,417

Morgan Stanley Institutional Liquidity Fund –Government Portfolio 5.22% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		14,230,252

Total Short-Term Investments (0.9%) (Cost $14,230,252)		14,230,252

Total Investments in Securities (99.6%) (Cost $1,504,328,130)		1,547,334,044
Other Assets Less Liabilities (0.4%)		6,501,175

Net Assets (100%)		$1,553,835,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $29,007,722 or 1.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(x)	All or a portion of security is on loan at June 30, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $12,139,860. This was collateralized by cash of $12,432,835 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	0.8%
Belgium	0.5
Brazil	0.3
Canada	2.5
China	0.9
France	0.3
Germany	0.3
Ireland	0.4
Japan	2.9
Luxembourg	0.2
Mexico	0.1
Netherlands	0.3
Spain	0.7
Switzerland	0.2
United Kingdom	4.7
United States	84.5
Cash and Other	0.4

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$106,206,201	$—	$106,206,201
Consumer Discretionary	—	60,080,343	—	60,080,343
Consumer Staples	—	83,360,772	—	83,360,772
Energy	—	119,344,681	—	119,344,681
Financials	—	528,183,708	—	528,183,708
Health Care	—	154,168,822	—	154,168,822
Industrials	—	88,616,804	—	88,616,804
Information Technology	—	122,300,506	—	122,300,506
Materials	—	64,415,394	—	64,415,394
Real Estate	—	66,891,962	—	66,891,962
Utilities	—	134,038,602	—	134,038,602
Short-Term Investments
Investment Companies	14,230,252	—	—	14,230,252
U.S. Treasury Obligation	—	5,495,997	—	5,495,997

Total Assets	$14,230,252	$1,533,103,792	$—	$1,547,334,044

Total Liabilities	$—	$—	$—	$—

Total	$14,230,252	$1,533,103,792	$—	$1,547,334,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$376,447,976
Long-term U.S. government debt securities	42,461,050

$418,909,026

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$381,260,039
Long-term U.S. government debt securities	36,374,169

$417,634,208

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,518,287
Aggregate gross unrealized depreciation	(2,563,310)

Net unrealized appreciation	$42,954,977

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,504,379,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,504,328,130)	$1,547,334,044
Cash	1,122,193
Receivable for securities sold	36,042,679
Dividends, interest and other receivables	17,892,332
Securities lending income receivable	16,178
Other assets	17,976

Total assets	1,602,425,402

LIABILITIES
Payable for securities purchased	34,801,649
Payable for return of collateral on securities loaned	12,432,835
Payable for Portfolio shares repurchased	777,456
Investment management fees payable	362,881
Administrative fees payable	117,576
Distribution fees payable – Class IB	114
Accrued expenses	97,672

Total liabilities	48,590,183

Commitments and contingent liabilities^
NET ASSETS	$1,553,835,219

Net assets were comprised of:
Paid in capital	$1,453,774,340
Total distributable earnings (loss)	100,060,879

Net assets	$1,553,835,219

Class IB
Net asset value, offering and redemption price per share, $556,647 / 54,345 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

Class K
Net asset value, offering and redemption price per share, $1,553,278,572 / 151,426,114 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.26

(x)	Includes value of securities on loan of $12,139,860.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$45,084,372
Dividends	124,628
Securities lending (net)	34,033

Total income	45,243,033

EXPENSES
Investment management fees	2,706,016
Administrative fees	713,827
Printing and mailing expenses	73,947
Professional fees	59,008
Offering costs	27,228
Trustees’ fees	26,135
Custodian fees	14,973
Distribution fees – Class IB	447
Miscellaneous	2,822

Gross expenses	3,624,403
Less: Waiver from investment manager	(531,292)

Net expenses	3,093,111

NET INVESTMENT INCOME (LOSS)	42,149,922

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	11,956,629

Net change in unrealized appreciation (depreciation) on investments in securities	(48,239,977)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,283,348)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,866,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	April 3, 2023* to December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,149,922	$16,116,824
Net realized gain (loss)	11,956,629	2,815,435
Net change in unrealized appreciation (depreciation)	(48,239,977)	91,245,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,866,574	110,178,150

Distributions to shareholders:
Class IB	—	(1,302)
Class K	—	(16,062,243)

Total distributions to shareholders	—	(16,063,545)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 39,701 and 15,029 shares, respectively ]	398,012	149,563
Capital shares issued in reinvestment of dividends [ 0 and 128 shares ]	—	1,302
Capital shares repurchased [ (509) and (4) shares ]	(5,156)	(45)

Total Class IB transactions	392,856	150,820

Class K
Capital shares sold [ 10,171,769 and 157,353,652 shares, respectively ]	103,114,943	1,512,182,464
Capital shares issued in reinvestment of dividends [ 0 and 1,584,843 shares ]	—	16,062,243
Capital shares repurchased [ (13,126,957) and (4,557,193) shares ]	(132,905,908)	(45,143,378)

Total Class K transactions	(29,790,965)	1,483,101,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,398,109)	1,483,252,149

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,531,535)	1,577,366,754
NET ASSETS:
Beginning of period	1,577,366,754	—

End of period	$1,553,835,219	$1,577,366,754

* Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		April 3, 2023* to December 31, 2023
Net asset value, beginning of period	$10.22		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.36
Net realized and unrealized gain (loss)	(0.24)		(0.05	)†

Total from investment operations	0.02		0.31

Less distributions:
Dividends from net investment income	—		(0.09)

Net asset value, end of period	$10.24		$10.22

Total return (b)	0.20%		3.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$557		$155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers (a)(f)	0.72%		1.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.20%		4.85	%(l)
Before waivers (a)(f)	5.14%		4.08	%(l)
Portfolio turnover rate^	31	%(z)	36	%(z)

Class K	Six Months Ended June 30, 2024 (Unaudited)		April 3, 2023* to December 31, 2023
Net asset value, beginning of period	$10.22		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.40
Net realized and unrealized gain (loss)	(0.23)		(0.08	)†

Total from investment operations	0.04		0.32

Less distributions:
Dividends from net investment income	—		(0.10)

Net asset value, end of period	$10.26		$10.22

Total return (b)	0.39%		3.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,553,279		$1,577,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.40%
Before waivers (a)(f)	0.47%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.45%		5.48	%(l)
Before waivers (a)(f)	5.38%		5.35	%(l)
Portfolio turnover rate^	31	%(z)	36	%(z)
*	Commencement of operations.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Financial Services (0.1%)
Private Export Funding Corp.
Series NN
3.250%, 6/15/25	$2,500,000	$2,454,459

Total Financials		2,454,459

Total Corporate Bond		2,454,459

U.S. Government Agency Securities (49.7%)
FFCB
4.750%, 2/21/25	17,502,000	17,442,042
0.680%, 8/4/25	30,000,000	28,582,689
0.570%, 8/12/25	10,000,000	9,507,662
4.250%, 9/30/25 (x)	15,000,000	14,887,349
5.125%, 10/10/25	10,000,000	10,017,838
5.125%, 10/20/25	4,925,000	4,928,563
0.600%, 11/24/25	15,000,000	14,112,589
4.500%, 3/13/26	20,000,000	19,877,760
4.625%, 4/1/26	10,000,000	9,961,905
4.750%, 5/28/26	10,000,000	9,988,997
4.375%, 6/23/26	32,000,000	31,766,970
4.500%, 8/14/26	10,000,000	9,950,300
4.750%, 9/1/26	10,000,000	10,001,017
0.680%, 1/13/27	5,000,000	4,519,418
0.700%, 1/27/27	15,000,000	13,563,444
4.500%, 3/26/27	20,000,000	19,940,440
4.750%, 5/6/27	15,000,000	15,108,841
4.500%, 5/20/27	15,000,000	14,958,660
4.500%, 8/28/28	10,000,000	10,020,190
1.040%, 1/25/29	15,000,000	12,856,294
4.125%, 3/20/29	15,000,000	14,800,216
1.230%, 7/29/30	5,000,000	4,102,319
1.240%, 9/3/30	10,000,000	8,152,716
1.380%, 1/14/31	30,000,000	24,513,489
1.990%, 3/17/31	10,000,000	8,465,731
FHLB
4.625%, 6/6/25	9,000,000	8,957,000
0.375%, 9/4/25	11,620,000	11,015,495
0.550%, 1/20/26	5,000,000	4,671,121
0.625%, 1/22/26	25,000,000	23,378,590
0.650%, 1/28/26	15,000,000	14,022,187
0.700%, 1/28/26	20,000,000	18,711,180
0.600%, 2/12/26	10,000,000	9,327,933
0.680%, 2/24/26	5,000,000	4,665,070
0.750%, 2/24/26	25,000,000	23,352,605
0.650%, 2/26/26	10,000,000	9,323,891
5.600%, 6/3/26	20,000,000	19,991,768
1.050%, 8/13/26	36,000,000	33,300,720
1.875%, 9/11/26	24,000,000	22,604,635
4.625%, 11/17/26	25,000,000	24,989,555
1.500%, 11/23/26	50,000,000	46,337,985
1.250%, 12/21/26	50,000,000	46,050,340
4.125%, 1/15/27	10,000,000	9,879,923
1.700%, 1/28/27	69,245,000	64,239,279
0.830%, 2/10/27	10,000,000	9,057,562
1.020%, 2/24/27	15,000,000	13,631,366
0.900%, 2/26/27	35,000,000	31,698,345
1.115%, 2/26/27	30,000,000	27,328,335
4.750%, 4/9/27	42,460,000	42,573,725
1.100%, 2/25/28	15,000,000	13,253,460
4.800%, 3/6/28	10,000,000	9,955,597
3.250%, 6/9/28	25,000,000	23,902,798
4.000%, 6/30/28	10,000,000	9,877,989
1.000%, 8/16/28	5,000,000	4,343,656
3.250%, 11/16/28	66,335,000	63,313,408
4.500%, 9/13/30	10,000,000	10,006,420
4.750%, 3/10/34	10,000,000	10,072,342
FHLMC
5.150%, 1/24/25	10,000,000	9,987,573
5.150%, 2/14/25	10,000,000	9,986,404
0.375%, 7/21/25	7,225,000	6,883,346
0.600%, 8/12/25	10,000,000	9,509,153
4.050%, 8/28/25	35,000,000	34,584,533
0.680%, 9/2/25	26,300,000	24,982,165
0.375%, 9/23/25	68,490,000	64,739,844
4.625%, 9/29/25	15,000,000	14,901,699
0.600%, 9/30/25	20,000,000	18,982,466
0.600%, 10/15/25	10,905,000	10,302,120
0.600%, 11/12/25	5,000,000	4,709,751
0.640%, 11/24/25	15,000,000	14,118,978
0.625%, 11/25/25	10,000,000	9,409,760
0.620%, 12/1/25	15,000,000	14,116,400
5.500%, 2/26/26	10,000,000	9,994,978
5.550%, 4/15/26	15,000,000	14,988,199
0.750%, 6/23/26	15,000,000	13,852,910
5.800%, 4/22/27	10,000,000	9,998,783
5.625%, 6/11/27	20,000,000	19,997,140
4.375%, 2/9/29	10,000,000	9,951,001
5.500%, 2/21/29	10,000,000	9,978,069
5.625%, 4/9/29	10,000,000	9,980,425
6.750%, 9/15/29	20,000,000	22,168,920
6.750%, 3/15/31	18,000,000	20,371,176
6.250%, 7/15/32 (x)	45,000,000	50,445,792
FNMA
0.375%, 8/25/25	37,500,000	35,549,081
0.580%, 10/20/25	20,000,000	18,884,222
0.560%, 10/22/25	10,000,000	9,434,717
0.540%, 10/27/25	10,000,000	9,427,840
0.600%, 10/29/25	10,000,000	9,432,357
0.500%, 11/7/25	38,385,000	36,149,035
0.560%, 11/17/25	10,000,000	9,410,656
0.650%, 12/10/25	10,000,000	9,399,878
0.650%, 12/17/25	10,000,000	9,392,652
2.125%, 4/24/26	119,485,000	113,983,923
1.875%, 9/24/26	95,000,000	89,353,856
0.875%, 12/18/26	10,000,000	9,109,560
0.750%, 10/8/27	60,000,000	53,145,048
6.250%, 5/15/29	25,000,000	27,033,748
7.125%, 1/15/30	27,500,000	31,080,247
0.875%, 8/5/30	119,805,000	97,157,590
6.625%, 11/15/30	45,000,000	50,370,916
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,138,604
Tennessee Valley Authority
2.875%, 9/15/24	20,000,000	19,890,954
3.875%, 3/15/28	7,500,000	7,334,312
1.500%, 9/15/31	10,420,000	8,519,625
Series A 2.875%, 2/1/27	48,000,000	45,973,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series E 6.750%, 11/1/25	$15,779,000	$16,199,116

Total U.S. Government Agency Securities		2,167,174,719

U.S. Treasury Obligations (41.1%)
U.S. Treasury Notes
3.000%, 7/15/25	35,000,000	34,266,218
4.750%, 7/31/25	20,000,000	19,930,896
2.000%, 8/15/25	9,000,000	8,700,656
5.000%, 8/31/25	25,000,000	24,978,500
5.000%, 9/30/25	20,000,000	19,992,374
4.250%, 10/15/25	15,000,000	14,857,601
0.250%, 10/31/25	10,000,000	9,396,218
5.000%, 10/31/25	20,000,000	19,999,162
0.375%, 11/30/25	5,000,000	4,689,837
4.875%, 11/30/25	15,000,000	14,982,988
4.000%, 12/15/25	30,000,000	29,612,982
0.375%, 12/31/25	11,750,000	10,985,942
4.250%, 12/31/25	15,000,000	14,856,608
3.875%, 1/15/26	25,000,000	24,623,685
0.375%, 1/31/26	10,000,000	9,318,451
4.250%, 1/31/26	15,000,000	14,855,995
1.625%, 2/15/26	16,000,000	15,195,070
4.000%, 2/15/26	25,000,000	24,663,578
0.500%, 2/28/26	12,000,000	11,172,946
4.625%, 2/28/26	15,000,000	14,946,666
4.625%, 3/15/26	25,000,000	24,912,840
0.750%, 3/31/26	17,000,000	15,853,517
2.250%, 3/31/26 (x)	14,000,000	13,403,296
0.750%, 4/30/26	15,000,000	13,948,836
4.875%, 4/30/26	10,000,000	10,015,647
1.625%, 5/15/26	12,000,000	11,328,259
3.625%, 5/15/26	20,000,000	19,591,624
0.750%, 5/31/26	8,000,000	7,418,774
4.875%, 5/31/26	10,000,000	10,020,699
4.125%, 6/15/26	17,500,000	17,299,217
0.875%, 6/30/26	14,000,000	12,986,081
4.500%, 7/15/26	20,000,000	19,914,116
0.625%, 7/31/26	15,000,000	13,798,141
1.500%, 8/15/26	15,500,000	14,504,689
4.375%, 8/15/26	15,000,000	14,901,101
1.375%, 8/31/26	1,615,000	1,505,673
4.625%, 9/15/26	25,000,000	24,970,790
0.875%, 9/30/26	15,000,000	13,806,203
4.625%, 10/15/26	20,000,000	19,984,676
2.000%, 11/15/26	45,000,000	42,344,492
4.375%, 12/15/26	20,000,000	19,889,948
4.000%, 1/15/27	15,000,000	14,784,486
2.250%, 2/15/27	10,000,000	9,427,776
2.250%, 11/15/27	18,500,000	17,216,977
3.875%, 11/30/27	10,000,000	9,812,509
0.625%, 12/31/27	15,000,000	13,151,565
3.875%, 12/31/27	25,000,000	24,531,392
3.500%, 1/31/28	17,000,000	16,468,675
2.750%, 2/15/28	25,600,000	24,142,047
1.250%, 3/31/28	15,000,000	13,362,808
1.250%, 4/30/28	10,000,000	8,888,660
2.875%, 5/15/28	71,500,000	67,565,934
1.250%, 5/31/28	16,500,000	14,633,376
3.625%, 5/31/28	20,000,000	19,438,792
1.250%, 6/30/28	5,000,000	4,426,010
4.000%, 6/30/28	17,500,000	17,242,860
4.125%, 7/31/28	20,000,000	19,798,614
2.875%, 8/15/28	35,000,000	32,988,141
1.125%, 8/31/28	10,000,000	8,765,218
4.375%, 8/31/28	15,000,000	14,989,095
1.250%, 9/30/28	15,000,000	13,185,343
4.625%, 9/30/28	25,000,000	25,226,583
4.875%, 10/31/28	15,000,000	15,290,306
3.125%, 11/15/28	62,500,000	59,377,175
4.375%, 11/30/28	10,000,000	10,004,274
3.750%, 12/31/28	10,000,000	9,750,751
4.000%, 1/31/29	15,000,000	14,779,630
2.625%, 2/15/29	22,000,000	20,406,214
4.125%, 3/31/29	10,000,000	9,905,229
4.625%, 4/30/29	21,000,000	21,254,938
2.375%, 5/15/29	21,000,000	19,189,416
3.250%, 6/30/29	15,000,000	14,260,825
4.250%, 6/30/29	5,000,000	4,981,945
1.625%, 8/15/29	12,500,000	10,960,586
4.000%, 10/31/29	25,000,000	24,593,273
3.875%, 12/31/29	20,000,000	19,543,534
1.500%, 2/15/30	14,900,000	12,801,028
4.000%, 2/28/30	15,000,000	14,743,476
0.625%, 5/15/30	15,000,000	12,136,422
3.750%, 6/30/30	20,000,000	19,380,262
4.000%, 7/31/30	15,000,000	14,729,291
0.625%, 8/15/30	26,500,000	21,255,324
4.125%, 8/31/30	10,000,000	9,883,826
4.625%, 9/30/30	15,000,000	15,228,605
4.875%, 10/31/30	15,000,000	15,440,876
0.875%, 11/15/30	19,000,000	15,384,651
4.375%, 11/30/30	10,000,000	10,019,454
3.750%, 12/31/30	10,000,000	9,671,151
4.000%, 1/31/31	10,000,000	9,809,257
1.125%, 2/15/31	20,600,000	16,867,152
4.125%, 3/31/31	10,000,000	9,881,169
4.625%, 4/30/31	15,000,000	15,259,768
1.625%, 5/15/31	15,000,000	12,604,959
1.250%, 8/15/31	25,000,000	20,313,882
1.375%, 11/15/31	23,500,000	19,140,912
1.875%, 2/15/32	19,000,000	15,975,067
2.875%, 5/15/32	23,000,000	20,755,708
2.750%, 8/15/32	21,000,000	18,718,491
4.125%, 11/15/32	3,000,000	2,954,900
3.500%, 2/15/33	35,000,000	32,865,137
3.375%, 5/15/33	24,500,000	22,752,452
3.875%, 8/15/33	28,000,000	26,995,122
4.500%, 11/15/33	16,000,000	16,183,787
4.000%, 2/15/34	17,500,000	17,028,342
4.375%, 5/15/34	13,500,000	13,533,728

Total U.S. Treasury Obligations		1,791,084,148

Total Long-Term Debt Securities (90.9%) (Cost $4,151,203,514)		3,960,713,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.8%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	950,000	$46,331,500
Schwab Short-Term U.S. Treasury ETF	950,000	45,723,500
Vanguard Intermediate-Term Treasury ETF (x)	2,900,000	168,867,000
Vanguard Short-Term Treasury ETF	1,400,000	81,186,000

Total Exchange Traded Funds (7.8%) (Cost $361,865,950)		342,108,000

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	12,000,000	12,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,624,920	5,624,920
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		26,624,920

Total Short-Term Investments (0.6%) (Cost $26,624,920)		26,624,920

Total Investments in Securities (99.3%) (Cost $4,539,694,384)		4,329,446,246
Other Assets Less Liabilities (0.7%)		30,079,070

Net Assets (100%)		$4,359,525,316

(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $27,200,840. This was collateralized by $1,206,872 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.435%, maturing 12/31/24 – 2/15/53 and by cash of $26,624,920 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$2,454,459	$—	$2,454,459
Exchange Traded Funds	342,108,000	—	—	342,108,000
Short-Term Investments
Investment Companies	26,624,920	—	—	26,624,920
U.S. Government Agency Securities	—	2,167,174,719	—	2,167,174,719
U.S. Treasury Obligations	—	1,791,084,148	—	1,791,084,148

Total Assets	$368,732,920	$3,960,713,326	$—	$4,329,446,246

Total Liabilities	$—	$—	$—	$—

Total	$368,732,920	$3,960,713,326	$—	$4,329,446,246

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$333,138,816
Long-term U.S. government debt securities	311,390,007

$644,528,823

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$467,751,670
Long-term U.S. government debt securities	213,577,134

$681,328,804

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,861,924
Aggregate gross unrealized depreciation	(214,209,005)

Net unrealized depreciation	$(210,347,081)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,539,793,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $4,539,694,384)	$4,329,446,246
Cash	43,853,532
Dividends, interest and other receivables	30,953,405
Receivable for Portfolio shares sold	180,199
Securities lending income receivable	21,357
Other assets	51,506

Total assets	4,404,506,245

LIABILITIES
Payable for return of collateral on securities loaned	26,624,920
Payable for securities purchased	13,483,750
Payable for Portfolio shares repurchased	3,320,011
Investment management fees payable	990,716
Administrative fees payable	330,253
Distribution fees payable – Class IB	53,221
Distribution fees payable – Class IA	15,116
Accrued expenses	162,942

Total liabilities	44,980,929

Commitments and contingent liabilities^
NET ASSETS	$4,359,525,316

Net assets were comprised of:
Paid in capital	$4,783,378,848
Total distributable earnings (loss)	(423,853,532)

Net assets	$4,359,525,316

Class IA
Net asset value, offering and redemption price per share, $73,686,417 / 7,725,805 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.54

Class IB
Net asset value, offering and redemption price per share, $258,706,393 / 27,302,633 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.48

Class K
Net asset value, offering and redemption price per share, $4,027,132,506 / 421,631,480 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.55

(x)	Includes value of securities on loan of $27,200,840.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$58,123,753
Dividends	5,404,955
Securities lending (net)	135,721

Total income	63,664,429

EXPENSES
Investment management fees	7,051,328
Administrative fees	2,017,065
Distribution fees – Class IB	312,752
Printing and mailing expenses	199,066
Professional fees	106,590
Distribution fees – Class IA	91,017
Trustees’ fees	74,551
Custodian fees	68,974
Miscellaneous	65,439

Gross expenses	9,986,782
Less: Waiver from investment manager	(1,062,473)

Net expenses	8,924,309

NET INVESTMENT INCOME (LOSS)	54,740,120

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(15,735,992)

Net change in unrealized appreciation (depreciation) on investments in securities	(18,175,879)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(33,911,871)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,828,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,740,120	$130,386,792
Net realized gain (loss)	(15,735,992)	(154,877,747)
Net change in unrealized appreciation (depreciation)	(18,175,879)	236,986,036

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,828,249	212,495,081

Distributions to shareholders:
Class IA	—	(1,987,993)
Class IB	—	(6,690,498)
Class K	—	(122,702,904)

Total distributions to shareholders	—	(131,381,395)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 507,885 and 1,089,967 shares, respectively ]	4,804,729	10,355,540
Capital shares issued in reinvestment of dividends [ 0 and 210,146 shares, respectively ]	—	1,987,993
Capital shares repurchased [ (607,036) and (1,087,786) shares, respectively ]	(5,744,253)	(10,341,373)

Total Class IA transactions	(939,524)	2,002,160

Class IB
Capital shares sold [ 3,842,815 and 4,035,158 shares, respectively ]	35,963,912	38,121,005
Capital shares issued in reinvestment of dividends [ 0 and 711,870 shares, respectively ]	—	6,690,498
Capital shares repurchased [ (2,935,255) and (6,045,694) shares, respectively ]	(27,589,507)	(57,086,299)

Total Class IB transactions	8,374,405	(12,274,796)

Class K
Capital shares sold [ 40,657,645 and 135,918,700 shares, respectively ]	384,736,476	1,286,911,074
Capital shares issued in reinvestment of dividends [ 0 and 12,969,734 shares, respectively ]	—	122,702,904
Capital shares repurchased [ (47,507,076) and (381,616,873) shares, respectively ]	(450,270,733)	(3,631,196,985)

Total Class K transactions	(65,534,257)	(2,221,583,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(58,099,376)	(2,231,855,643)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,271,127)	(2,150,741,957)
NET ASSETS:
Beginning of period	4,396,796,443	6,547,538,400

End of period	$4,359,525,316	$4,396,796,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IA			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.50		$9.40	$10.29	$10.66	$10.39	$10.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.18	0.09	0.06	0.10	0.16
Net realized and unrealized gain (loss)	(0.07)		0.18	(0.88)	(0.28)	0.33	0.26

Total from investment operations	0.04		0.36	(0.79)	(0.22)	0.43	0.42

Less distributions:
Dividends from net investment income	—		(0.26)	(0.09)	(0.08)	(0.10)	(0.16)
Distributions from net realized gains	—		—	(0.01)	(0.07)	(0.06)	—

Total dividends and distributions	—		(0.26)	(0.10)	(0.15)	(0.16)	(0.16)

Net asset value, end of period	$9.54		$9.50	$9.40	$10.29	$10.66	$10.39

Total return (b)	0.42%		3.85%	(7.67)%	(2.08)%	4.22%	4.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,686		$74,371	$71,572	$84,502	$93,757	$88,801
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.64%	0.65%	0.65%	0.67%	0.67%
Before waivers (a)(f)	0.69%		0.68%	0.67%	0.66%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.27%		1.92%	0.96%	0.57%	0.97%	1.50%
Before waivers (a)(f)	2.22%		1.88%	0.94%	0.55%	0.97%	1.50%
Portfolio turnover rate^	15	%(z)	21%	45%	31%	60%	59%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.44		$9.34	$10.22	$10.60	$10.32	$10.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.18	0.09	0.06	0.10	0.15
Net realized and unrealized gain (loss)	(0.07)		0.18	(0.87)	(0.29)	0.34	0.26

Total from investment operations	0.04		0.36	(0.78)	(0.23)	0.44	0.41

Less distributions:
Dividends from net investment income	—		(0.26)	(0.09)	(0.08)	(0.10)	(0.16)
Distributions from net realized gains	—		—	(0.01)	(0.07)	(0.06)	—

Total dividends and distributions	—		(0.26)	(0.10)	(0.15)	(0.16)	(0.16)

Net asset value, end of period	$9.48		$9.44	$9.34	$10.22	$10.60	$10.32

Total return (b)	0.42%		3.87%	(7.62)%	(2.18)%	4.34%	4.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$258,706		$249,235	$258,718	$308,194	$356,527	$325,835
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.64%	0.65%	0.65%	0.66%	0.67%
Before waivers (a)(f)	0.69%		0.68%	0.67%	0.66%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.28%		1.91%	0.96%	0.57%	0.97%	1.50%
Before waivers (a)(f)	2.23%		1.88%	0.94%	0.55%	0.97%	1.50%
Portfolio turnover rate^	15	%(z)	21%	45%	31%	60%	59%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.51		$9.40	$10.29	$10.66	$10.39	$10.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.20	0.12	0.09	0.13	0.18
Net realized and unrealized gain (loss)	(0.08)		0.19	(0.88)	(0.29)	0.33	0.27

Total from investment operations	0.04		0.39	(0.76)	(0.20)	0.46	0.45

Less distributions:
Dividends from net investment income	—		(0.28)	(0.12)	(0.10)	(0.13)	(0.19)
Distributions from net realized gains	—		—	(0.01)	(0.07)	(0.06)	—

Total dividends and distributions	—		(0.28)	(0.13)	(0.17)	(0.19)	(0.19)

Net asset value, end of period	$9.55		$9.51	$9.40	$10.29	$10.66	$10.39

Total return (b)	0.42%		4.21%	(7.43)%	(1.85)%	4.48%	4.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,027,133		$4,073,190	$6,217,249	$6,244,395	$7,604,364	$7,052,553
Ratio of expenses to average net assets:
After waivers (a)(f)	0.39%		0.39%	0.40%	0.40%	0.41%	0.42%
Before waivers (a)(f)	0.44%		0.43%	0.42%	0.41%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.52%		2.15%	1.23%	0.82%	1.22%	1.75%
Before waivers (a)(f)	2.48%		2.12%	1.21%	0.80%	1.22%	1.75%
Portfolio turnover rate^	15	%(z)	21%	45%	31%	60%	59%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.1%)
Ampol Ltd.	8,251	$178,007
ANZ Group Holdings Ltd.	109,048	2,054,345
APA Group	47,177	251,459
Aristocrat Leisure Ltd.	47,300	1,570,119
ASX Ltd.	6,892	275,859
Aurizon Holdings Ltd.	64,923	158,082
BHP Group Ltd.	184,813	5,261,964
BlueScope Steel Ltd.	16,566	225,776
Brambles Ltd.	49,560	480,383
CAR Group Ltd.	13,528	318,115
Cochlear Ltd.	2,420	536,217
Coles Group Ltd.	48,915	555,709
Commonwealth Bank of Australia	60,720	5,159,694
Computershare Ltd.	20,150	354,064
Dexus (REIT)	38,548	166,636
Endeavour Group Ltd.	49,158	165,606
Fortescue Ltd.	62,254	889,150
Glencore plc	376,022	2,144,211
Goodman Group (REIT)	61,797	1,432,561
GPT Group (The) (REIT)	70,490	188,095
Insurance Australia Group Ltd.	86,559	412,289
Lottery Corp. Ltd. (The)	143,421	485,078
Macquarie Group Ltd.	13,369	1,825,520
Medibank Pvt Ltd.	104,347	259,645
Mineral Resources Ltd.	6,237	224,345
Mirvac Group (REIT)	137,923	172,056
National Australia Bank Ltd.	113,107	2,733,687
Northern Star Resources Ltd.	43,467	376,959
Orica Ltd.	16,806	200,346
Origin Energy Ltd.	65,055	471,304
Pilbara Minerals Ltd. (x)	95,291	195,156
Pro Medicus Ltd.	2,092	199,930
Qantas Airways Ltd.*	31,253	121,966
QBE Insurance Group Ltd.	54,180	628,535
Ramsay Health Care Ltd.	6,686	211,683
REA Group Ltd.	1,970	258,448
Reece Ltd.	7,719	129,609
Rio Tinto Ltd.	13,654	1,083,921
Rio Tinto plc	40,834	2,684,666
Rio Tinto plc (ADR)	25,437	1,677,061
Santos Ltd.	117,688	601,384
Scentre Group (REIT)	184,336	383,668
SEEK Ltd.	13,829	197,053
Seven Group Holdings Ltd.	7,259	182,465
Sonic Healthcare Ltd.	17,349	304,383
South32 Ltd.	162,685	397,209
Stockland (REIT)	87,103	242,304
Suncorp Group Ltd.	47,772	554,834
Telstra Group Ltd.	150,790	364,143
Transurban Group	111,194	919,801
Treasury Wine Estates Ltd.	31,380	260,414
Vicinity Ltd. (REIT)	134,818	166,384
Washington H Soul Pattinson & Co. Ltd.	8,103	177,409
Wesfarmers Ltd.	41,145	1,789,049
Westpac Banking Corp.	126,596	2,299,633
WiseTech Global Ltd.	13,369	894,521
Woodside Energy Group Ltd. (ASE Stock Exchange)	52,971	996,865
Woodside Energy Group Ltd. (London Stock Exchange)	16,811	315,777
Woolworths Group Ltd.	44,938	1,012,961

		48,778,513

Austria (0.3%)
Erste Group Bank AG	66,319	3,142,116
Mondi plc	16,278	312,462
OMV AG	5,396	234,968
Verbund AG	2,427	191,431
voestalpine AG	4,513	121,893

		4,002,870

Belgium (0.4%)
Ageas SA/NV (x)	5,711	261,039
Anheuser-Busch InBev SA/NV	32,738	1,897,488
D’ieteren Group	734	155,722
Elia Group SA/NV	1,053	98,618
Groupe Bruxelles Lambert NV (Swiss Stock exchange)	1,483	105,671
Groupe Bruxelles Lambert NV (Turquoise Stock Exchange)	1,781	127,126
KBC Group NV	9,092	641,674
Lotus Bakeries NV	16	165,012
Sofina SA	533	121,698
Syensqo SA	2,757	246,750
UCB SA	4,673	694,131
Umicore SA	7,604	114,253
Warehouses De Pauw CVA (REIT)	6,344	171,891

		4,801,073

Brazil (0.4%)
Ambev SA*	607,300	1,240,652
Banco Bradesco SA (ADR)	394,500	883,680
Hypera SA*	48,889	252,312
MercadoLibre, Inc.*	596	979,466
Petroleo Brasileiro SA (ADR)	65,852	954,195
Yara International ASA	6,592	189,913

		4,500,218

Burkina Faso (0.0%)†
Endeavour Mining plc	5,967	127,173

Canada (1.2%)
Agnico Eagle Mines Ltd.	26,730	1,748,328
CAE, Inc.*	203,040	3,771,241
Canadian National Railway Co.	17,678	2,088,977
Canadian Pacific Kansas City Ltd.	13,576	1,069,170
Element Fleet Management Corp.	63,528	1,155,815
Franco-Nevada Corp.	14,074	1,668,655
Magna International, Inc.	24,702	1,035,352
RB Global, Inc.	26,262	2,002,980

		14,540,518

Chile (0.1%)
Antofagasta plc	14,881	396,914
Sociedad Quimica y Minera de Chile SA (ADR)	20,435	832,726

		1,229,640

China (1.1%)
Alibaba Group Holding Ltd.	62,600	565,152
Anhui Conch Cement Co. Ltd., Class H	153,000	364,423

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Baidu, Inc. (ADR)*	12,069	$1,043,727
BOC Hong Kong Holdings Ltd.	134,543	414,360
BYD Co. Ltd., Class H	49,500	1,470,601
China Life Insurance Co. Ltd., Class H	574,000	811,489
China Resources Gas Group Ltd.	137,600	481,923
Kingsoft Corp. Ltd.	91,800	265,089
Ping An Insurance Group Co. of China Ltd., Class H	101,000	457,853
Prosus NV	68,898	2,454,133
SITC International Holdings Co. Ltd.	47,000	127,596
Tencent Holdings Ltd.	27,400	1,306,658
TravelSky Technology Ltd., Class H	656,000	769,487
Wharf Holdings Ltd. (The) (x)	37,315	104,887
Wilmar International Ltd.	77,555	177,301
Yum China Holdings, Inc. (New York Stock exchange)	11,028	340,104
Yum China Holdings, Inc.(Hong Kong Stock exchange)	46,800	1,446,721

		12,601,504

Colombia (0.2%)
Bancolombia SA (ADR)	48,790	1,592,993
Ecopetrol SA (ADR) (x)	73,429	821,671

		2,414,664

Denmark (2.5%)
AP Moller - Maersk A/S, Class A (x)	108	183,311
AP Moller - Maersk A/S, Class B	151	262,476
Carlsberg A/S, Class B	3,513	421,526
Coloplast A/S, Class B (x)	4,653	558,983
Danske Bank A/S	24,850	740,444
Demant A/S*	3,889	168,317
DSV A/S	17,818	2,730,051
Genmab A/S*	2,372	594,371
Novo Nordisk A/S, Class B	147,660	21,322,376
Novonesis (Novozymes) B	13,473	824,372
Orsted A/S (m)*	6,830	363,474
Pandora A/S	3,005	453,518
ROCKWOOL A/S, Class B	382	155,018
Tryg A/S (x)	12,147	265,480
Vestas Wind Systems A/S*	37,070	858,361

		29,902,078

Finland (0.7%)
Elisa OYJ	4,933	226,324
Fortum OYJ	16,101	235,372
Kesko OYJ, Class B	9,032	158,538
Kone OYJ, Class B	37,097	1,831,111
Metso OYJ	24,126	255,380
Neste OYJ	15,682	279,211
Nokia OYJ	191,316	729,101
Nordea Bank Abp	115,977	1,380,545
Orion OYJ, Class B	4,218	180,058
Sampo OYJ, Class A	16,741	718,944
Stora Enso OYJ, Class R	113,532	1,550,843
UPM-Kymmene OYJ	19,108	667,526
Wartsila OYJ Abp	17,969	346,390

		8,559,343

France (7.0%)
Accor SA	6,785	278,302
Aeroports de Paris SA	1,194	145,262
Air Liquide SA	34,627	5,980,873
Airbus SE	21,675	2,977,279
Alstom SA (x)	13,203	221,994
Amundi SA (m)	2,098	135,373
Arkema SA	2,188	190,154
AXA SA	85,286	2,792,173
BioMerieux	1,416	134,586
BNP Paribas SA	37,445	2,387,256
Bollore SE	23,698	139,079
Bouygues SA	6,892	221,208
Bureau Veritas SA	12,076	334,442
Capgemini SE	26,299	5,230,225
Carrefour SA	20,810	294,181
Cie de Saint-Gobain SA	16,526	1,285,267
Cie Generale des Etablissements Michelin SCA	24,778	958,215
Covivio SA (REIT)	1,895	90,067
Credit Agricole SA	38,549	525,959
Danone SA	45,289	2,768,509
Dassault Aviation SA	793	144,035
Dassault Systemes SE	51,053	1,930,035
Edenred SE	40,302	1,700,992
Eiffage SA	2,648	243,205
Engie SA	65,705	938,341
EssilorLuxottica SA (Euronext Paris)	17,914	3,860,022
EssilorLuxottica SA (Italian Stock Exchange)	4,356	935,344
Eurazeo SE	1,565	124,613
Gecina SA (REIT)	1,793	165,042
Getlink SE	12,510	206,993
Hermes International SCA	1,148	2,631,024
Ipsen SA	1,432	175,597
Kering SA	4,639	1,681,714
Klepierre SA (REIT)	7,622	203,906
La Francaise des Jeux SAEM (m)	3,585	122,092
Legrand SA	9,736	965,936
L’Oreal SA	8,789	3,859,628
LVMH Moet Hennessy Louis Vuitton SE	16,885	12,904,022
Orange SA	69,078	692,000
Pernod Ricard SA	17,694	2,400,888
Publicis Groupe SA	8,269	880,078
Remy Cointreau SA	893	74,500
Renault SA	7,000	358,640
Rexel SA	8,321	215,299
Safran SA	26,681	5,640,511
Sartorius Stedim Biotech	978	160,565
SEB SA	844	86,411
Societe Generale SA	26,501	622,117
Sodexo SA	7,601	683,784
SOITEC*	5,743	640,879
Teleperformance SE	9,108	959,229
Thales SA	3,490	558,774
TotalEnergies SE	78,718	5,254,609
Unibail-Rodamco-Westfield (REIT)	4,277	336,755
Veolia Environnement SA	62,312	1,863,186
Vinci SA	18,154	1,912,707
Vivendi SE	25,097	262,218

		83,486,095

Germany (7.5%)
adidas AG	5,955	1,422,184
Allianz SE (Registered)	20,922	5,814,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
BASF SE	60,124	$2,909,453
Bayer AG (Registered)	36,253	1,024,207
Bayerische Motoren Werke AG	11,794	1,116,309
Bayerische Motoren Werke AG (Preference) (q)	2,047	180,750
Bechtle AG	2,663	125,314
Beiersdorf AG	3,679	538,010
Brenntag SE	4,821	325,066
Carl Zeiss Meditec AG	1,381	97,095
Commerzbank AG	37,286	566,427
Continental AG	27,149	1,538,079
Covestro AG (m)*	6,835	401,133
CTS Eventim AG & Co. KGaA	2,273	189,630
Daimler Truck Holding AG	41,705	1,660,160
Deutsche Bank AG (Registered)	70,103	1,119,245
Deutsche Boerse AG	15,174	3,105,489
Deutsche Lufthansa AG (Registered)	20,689	126,516
Deutsche Post AG	51,257	2,074,432
Deutsche Telekom AG (Registered)	224,333	5,641,057
Dr Ing hc F Porsche AG (Preference) (q)§	15,261	1,136,219
E.ON SE	82,003	1,076,248
Evonik Industries AG	9,879	201,547
Fresenius Medical Care AG	7,283	278,918
Fresenius SE & Co. KGaA*	15,604	465,906
GEA Group AG	36,236	1,509,591
Hannover Rueck SE	2,196	556,673
Heidelberg Materials AG	5,093	528,090
Henkel AG & Co. KGaA	3,593	282,630
Henkel AG & Co. KGaA (Preference) (q)	6,290	560,593
Infineon Technologies AG (x)	100,306	3,685,136
Knorr-Bremse AG	2,737	208,994
LEG Immobilien SE	2,818	230,148
Mercedes-Benz Group AG	29,093	2,011,817
Merck KGaA	31,407	5,205,067
MTU Aero Engines AG	15,806	4,042,272
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,948	2,474,661
Nemetschek SE	2,092	205,783
Porsche Automobil Holding SE (Preference) (q)	5,354	242,026
Puma SE	3,881	178,183
Rational AG	170	141,553
Rheinmetall AG	4,693	2,390,853
RWE AG	23,202	793,899
SAP SE	67,030	13,604,841
Sartorius AG (Preference) (q)	965	226,329
Scout24 SE (m)	2,597	198,025
Siemens AG (Registered)	50,838	9,458,178
Siemens Energy AG*	21,840	568,600
Siemens Healthineers AG (m)	31,605	1,820,989
Symrise AG, Class A	17,142	2,098,345
Talanx AG	2,520	201,195
Volkswagen AG	1,163	139,622
Volkswagen AG (Preference) (q)	7,490	845,457
Vonovia SE	44,560	1,267,007
Zalando SE (m)*	36,165	847,820

		89,658,236

Hong Kong (1.2%)
AIA Group Ltd.	743,652	5,047,164
CK Asset Holdings Ltd.	74,705	279,819
CK Infrastructure Holdings Ltd.	24,340	137,455
CLP Holdings Ltd.	57,564	465,138
Futu Holdings Ltd. (ADR)*	2,212	145,118
Hang Seng Bank Ltd.	27,574	354,516
Henderson Land Development Co. Ltd.	54,906	147,301
HKT Trust & HKT Ltd.	131,042	147,000
Hong Kong & China Gas Co. Ltd.	396,330	301,471
Hong Kong Exchanges & Clearing Ltd.	44,439	1,423,814
Hongkong Land Holdings Ltd.	36,900	112,176
Jardine Matheson Holdings Ltd.	5,300	188,150
Link REIT (REIT) (x)	96,478	374,963
MTR Corp. Ltd.	61,118	192,925
Power Assets Holdings Ltd.	52,496	284,024
Prudential plc	293,230	2,662,908
Sino Land Co. Ltd.	135,239	139,412
Sun Hung Kai Properties Ltd.	53,278	460,866
Swire Pacific Ltd., Class A	14,831	131,045
Swire Properties Ltd.	44,600	71,049
Techtronic Industries Co. Ltd.	51,000	582,555
WH Group Ltd. (m)	288,823	190,106
Wharf Real Estate Investment Co. Ltd.	62,330	165,223

		14,004,198

India (0.7%)
HDFC Bank Ltd.	69,204	1,397,400
HDFC Bank Ltd. (ADR)	27,299	1,756,145
ICICI Bank Ltd. (ADR)	86,830	2,501,572
ITC Ltd.	72,469	369,265
Kotak Mahindra Bank Ltd.	23,820	514,892
Reliance Industries Ltd.	31,901	1,197,729
UPL Ltd.	88,316	604,589

		8,341,592

Ireland (0.4%)
AerCap Holdings NV	7,460	695,272
AIB Group plc	59,360	313,789
Bank of Ireland Group plc	36,925	386,274
Kerry Group plc, Class A	30,110	2,439,433
Kingspan Group plc	10,874	925,818
Smurfit Kappa Group plc	9,211	410,364

		5,170,950

Israel (0.5%)
Azrieli Group Ltd.	1,541	90,162
Bank Hapoalim BM	47,015	414,611
Bank Leumi Le-Israel BM	54,479	442,790
Check Point Software Technologies Ltd.*	17,106	2,822,490
Elbit Systems Ltd.	1,027	179,070
Global-e Online Ltd.*	3,471	125,893
ICL Group Ltd.	29,531	127,515
Israel Discount Bank Ltd., Class A	47,387	235,731
Mizrahi Tefahot Bank Ltd.	5,865	198,129
Nice Ltd.*	2,375	387,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)*	40,214	$653,477
Wix.com Ltd.*	1,882	299,370

		5,976,625

Italy (1.9%)
Amplifon SpA	4,234	150,724
Assicurazioni Generali SpA	36,338	906,358
Banco BPM SpA	45,793	294,939
Coca-Cola HBC AG	7,632	260,293
Davide Campari-Milano NV	20,566	194,350
DiaSorin SpA	799	79,630
Enel SpA	294,903	2,050,977
Eni SpA	79,084	1,215,712
Ferrari NV	4,570	1,863,238
FinecoBank Banca Fineco SpA	23,112	344,545
Infrastrutture Wireless Italiane SpA (m)	12,840	134,072
Intesa Sanpaolo SpA	530,325	1,971,360
Leonardo SpA	152,451	3,539,637
Mediobanca Banca di Credito Finanziario SpA	19,344	283,608
Moncler SpA	28,939	1,768,416
Nexi SpA (m)*	22,358	136,339
Poste Italiane SpA (m) (x)	16,865	214,842
Prysmian SpA	61,517	3,809,276
Recordati Industria Chimica e Farmaceutica SpA	3,886	202,675
Snam SpA (x)	73,519	325,255
Telecom Italia SpA (x)*	347,867	83,265
Terna - Rete Elettrica Nazionale	52,883	408,792
UniCredit SpA	79,559	2,948,474

		23,186,777

Japan (15.6%)
Advantest Corp.	70,800	2,827,335
Aeon Co. Ltd.	23,052	492,733
AGC, Inc. (x)	7,250	234,592
Aisin Corp.	5,738	186,987
Ajinomoto Co., Inc.	16,468	577,388
ANA Holdings, Inc.	6,130	113,140
Asahi Group Holdings Ltd. (x)	17,487	616,811
Asahi Kasei Corp.	46,878	300,253
Asics Corp.	23,600	360,990
Astellas Pharma, Inc.	64,350	635,941
Bandai Namco Holdings, Inc.	21,957	428,522
Bridgestone Corp. (x)	20,564	808,040
Brother Industries Ltd.	8,515	149,829
Canon, Inc. (x)	36,030	975,043
Capcom Co. Ltd.	12,200	229,987
Central Japan Railway Co.	27,000	582,827
Chiba Bank Ltd. (The)	17,672	157,289
Chubu Electric Power Co., Inc.	24,254	286,574
Chugai Pharmaceutical Co. Ltd. (x)	44,741	1,589,530
Concordia Financial Group Ltd.	40,700	239,358
Dai Nippon Printing Co. Ltd.	7,381	248,281
Daifuku Co. Ltd.	10,800	202,051
Dai-ichi Life Holdings, Inc.	34,400	918,958
Daiichi Sankyo Co. Ltd.	67,961	2,333,374
Daikin Industries Ltd.	9,523	1,324,069
Daito Trust Construction Co. Ltd.	2,038	210,083
Daiwa House Industry Co. Ltd.	21,158	536,150
Daiwa Securities Group, Inc.	50,476	384,947
Denso Corp.	206,348	3,203,787
Dentsu Group, Inc. (x)	6,974	175,683
Disco Corp.	3,300	1,251,986
East Japan Railway Co.	32,275	534,506
Eisai Co. Ltd.	9,154	375,059
ENEOS Holdings, Inc.	106,638	547,871
FANUC Corp.	114,820	3,146,506
Fast Retailing Co. Ltd.	6,348	1,600,316
Fuji Electric Co. Ltd.	4,757	270,595
FUJIFILM Holdings Corp.	40,504	947,082
Fujitsu Ltd.	63,740	997,163
Hamamatsu Photonics KK	5,200	139,236
Hankyu Hanshin Holdings, Inc.	8,700	231,113
Hikari Tsushin, Inc.	700	130,372
Hitachi Construction Machinery Co. Ltd.	3,651	97,759
Hitachi Ltd.	654,210	14,642,366
Honda Motor Co. Ltd.	167,512	1,790,793
Hoshizaki Corp.	3,600	114,160
Hoya Corp.	12,702	1,476,729
Hulic Co. Ltd. (x)	13,300	117,757
Ibiden Co. Ltd.	4,200	170,934
Idemitsu Kosan Co. Ltd.	36,475	236,116
IHI Corp.	65,400	1,953,179
Inpex Corp. (x)	34,400	506,090
Isuzu Motors Ltd.	21,069	279,060
ITOCHU Corp.	43,132	2,105,530
Japan Airlines Co. Ltd.	5,458	86,116
Japan Exchange Group, Inc.	18,100	422,097
Japan Post Bank Co. Ltd.	51,700	488,272
Japan Post Holdings Co. Ltd.	77,000	763,348
Japan Post Insurance Co. Ltd.	6,200	120,270
Japan Real Estate Investment Corp. (REIT)	47	148,400
Japan Tobacco, Inc. (x)	44,100	1,191,788
JFE Holdings, Inc.	21,176	304,761
Kajima Corp.	15,669	270,889
Kansai Electric Power Co., Inc. (The)	25,923	435,353
Kao Corp.	16,867	683,947
Kawasaki Kisen Kaisha Ltd.	14,700	213,798
KDDI Corp.	54,300	1,435,715
Keisei Electric Railway Co. Ltd.	4,577	147,247
Keyence Corp.	13,532	5,933,760
Kikkoman Corp.	25,115	290,893
Kintetsu Group Holdings Co. Ltd.	6,898	150,145
Kirin Holdings Co. Ltd. (x)	28,091	361,941
Kobe Bussan Co. Ltd.	5,100	113,608
Koito Manufacturing Co. Ltd.	7,700	106,199
Komatsu Ltd.	33,272	965,961
Konami Group Corp.	3,488	251,048
Kose Corp.	2,900	184,483
Kubota Corp. (x)	37,308	521,742
Kyocera Corp.	47,232	543,539
Kyowa Kirin Co. Ltd. (x)	8,967	153,128
Lasertec Corp. (x)	3,000	672,944
LY Corp.	313,800	758,511
M3, Inc.	15,600	148,689
Makita Corp.	7,492	203,586
Marubeni Corp.	51,368	950,000
MatsukiyoCocokara & Co.	12,600	180,906
Mazda Motor Corp.	20,935	202,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
McDonald’s Holdings Co. Japan Ltd. (x)	3,080	$121,370
Meiji Holdings Co. Ltd.	8,864	191,119
Minebea Mitsumi, Inc.	13,600	278,526
Mitsubishi Chemical Group Corp.	46,459	257,894
Mitsubishi Corp.	121,752	2,382,220
Mitsubishi Electric Corp.	69,871	1,115,009
Mitsubishi Estate Co. Ltd.	40,811	639,218
Mitsubishi HC Capital, Inc.	29,400	194,063
Mitsubishi Heavy Industries Ltd.	355,050	3,802,294
Mitsubishi UFJ Financial Group, Inc.	591,216	6,353,487
Mitsui & Co. Ltd.	93,908	2,131,009
Mitsui Chemicals, Inc.	6,257	172,671
Mitsui Fudosan Co. Ltd.	95,781	874,227
Mitsui OSK Lines Ltd.	12,600	377,319
Mizuho Financial Group, Inc.	86,904	1,813,808
MonotaRO Co. Ltd. (x)	10,400	122,235
MS&AD Insurance Group Holdings, Inc.	46,608	1,035,637
Murata Manufacturing Co. Ltd.	142,739	2,947,225
NEC Corp.	8,974	738,770
Nexon Co. Ltd. (x)	13,100	242,231
Nidec Corp.	15,184	678,085
Nintendo Co. Ltd.	37,690	2,004,324
Nippon Building Fund, Inc. (REIT) (x)	57	199,459
Nippon Express Holdings, Inc.	2,842	130,980
Nippon Paint Holdings Co. Ltd. (x)	31,800	207,138
Nippon Prologis REIT, Inc. (REIT)	90	140,406
Nippon Sanso Holdings Corp.	82,100	2,428,454
Nippon Steel Corp.	31,029	655,912
Nippon Telegraph & Telephone Corp.	1,098,300	1,036,248
Nippon Yusen KK	16,932	492,732
Nissan Chemical Corp.	4,400	139,392
Nissan Motor Co. Ltd. (x)	313,447	1,063,526
Nissin Foods Holdings Co. Ltd.	6,618	167,908
Nitori Holdings Co. Ltd.	2,750	290,400
Nitto Denko Corp.	12,911	1,019,944
Nomura Holdings, Inc.	108,408	621,245
Nomura Real Estate Holdings, Inc.	3,675	92,075
Nomura Real Estate Master Fund, Inc. (REIT) (x)	154	136,589
Nomura Research Institute Ltd.	56,577	1,589,811
NTT Data Group Corp.	23,000	337,659
Obayashi Corp.	23,366	277,679
Obic Co. Ltd.	5,200	670,321
Olympus Corp.	44,608	719,068
Omron Corp.	6,244	214,576
Ono Pharmaceutical Co. Ltd.	13,775	188,059
Oracle Corp.	9,740	671,975
Oriental Land Co. Ltd.	69,620	1,939,442
ORIX Corp.	42,510	938,502
Osaka Gas Co. Ltd.	13,673	301,097
Otsuka Corp.	8,268	158,844
Otsuka Holdings Co. Ltd.	15,100	635,384
Pan Pacific International Holdings Corp.	14,400	336,886
Panasonic Holdings Corp.	84,986	695,671
Rakuten Group, Inc.*	51,300	264,615
Recruit Holdings Co. Ltd.	54,100	2,894,143
Renesas Electronics Corp.	53,600	1,002,439
Resona Holdings, Inc.	78,959	522,418
Resonac Holdings Corp.	31,700	693,936
Ricoh Co. Ltd.	20,280	173,380
Rohm Co. Ltd. (x)	12,004	160,411
SBI Holdings, Inc.	8,860	223,964
SCREEN Holdings Co. Ltd.	3,000	270,371
SCSK Corp.	5,800	115,827
Secom Co. Ltd.	7,727	456,109
Seiko Epson Corp.	11,100	172,409
Sekisui Chemical Co. Ltd.	13,614	188,357
Sekisui House Ltd.	21,470	475,465
Seven & i Holdings Co. Ltd.	82,836	1,009,128
SG Holdings Co. Ltd.	10,900	100,437
Shimadzu Corp.	8,040	201,137
Shimano, Inc.	2,836	437,942
Shin-Etsu Chemical Co. Ltd.	65,320	2,532,576
Shionogi & Co. Ltd.	9,007	351,401
Shiseido Co. Ltd.	70,222	2,002,477
Shizuoka Financial Group, Inc.	16,224	155,696
SMC Corp.	2,148	1,019,195
SoftBank Corp.	103,500	1,263,756
SoftBank Group Corp.	37,344	2,411,611
Sompo Holdings, Inc.	32,181	687,064
Sony Group Corp.	77,564	6,575,753
Subaru Corp.	22,080	467,977
Sugi Holdings Co. Ltd.	27,400	377,050
SUMCO Corp. (x)	130,100	1,872,376
Sumitomo Corp.	37,328	931,982
Sumitomo Electric Industries Ltd.	24,960	388,230
Sumitomo Metal Mining Co. Ltd.	9,291	281,692
Sumitomo Mitsui Financial Group, Inc.	76,152	5,076,327
Sumitomo Mitsui Trust Holdings, Inc.	70,066	1,598,249
Sumitomo Realty & Development Co. Ltd.	10,326	302,996
Suntory Beverage & Food Ltd. (x)	5,400	191,546
Suzuki Motor Corp.	161,344	1,856,223
Sysmex Corp.	17,700	285,044
T&D Holdings, Inc.	17,368	303,176
Taisei Corp.	6,536	241,754
Takeda Pharmaceutical Co. Ltd.	57,277	1,485,236
TDK Corp.	14,313	877,604
Terumo Corp.	105,600	1,741,294
TIS, Inc.	8,500	164,727
Toho Co. Ltd.	3,846	112,447
Tokio Marine Holdings, Inc.	68,445	2,554,616
Tokyo Electric Power Co. Holdings, Inc.*	57,758	310,958
Tokyo Electron Ltd.	17,108	3,711,040
Tokyo Gas Co. Ltd.	13,742	295,100
Tokyu Corp.	19,305	212,620
TOPPAN Holdings, Inc.	8,455	232,961
Toray Industries, Inc.	51,174	242,209
TOTO Ltd.	5,533	130,613
Toyota Industries Corp.	5,418	456,804
Toyota Motor Corp.	434,250	8,879,871
Toyota Tsusho Corp.	23,742	462,179
Trend Micro, Inc.	4,882	198,175
Unicharm Corp.	14,382	461,880
West Japan Railway Co.	16,000	297,843
Yakult Honsha Co. Ltd.	9,614	171,886
Yamaha Motor Co. Ltd. (x)	31,296	289,637

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Yamato Holdings Co. Ltd.	10,236	$112,514
Yaskawa Electric Corp.	8,440	303,051
Yokogawa Electric Corp.	8,903	215,257
Zensho Holdings Co. Ltd. (x)	3,600	137,610
ZOZO, Inc. (x)	8,600	215,307

		186,178,582

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,872	140,365

Luxembourg (0.1%)
ArcelorMittal SA	18,030	412,638
Eurofins Scientific SE	24,371	1,214,961

		1,627,599

Macau (0.1%)
Galaxy Entertainment Group Ltd.	79,000	368,240
Sands China Ltd.*	349,600	728,832

		1,097,072

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV, Class O	388,412	3,022,799

Netherlands (4.1%)
ABN AMRO Bank NV (CVA) (m)	14,928	245,403
Adyen NV (m)*	798	951,361
Aegon Ltd.	53,561	330,859
Akzo Nobel NV	41,495	2,523,251
Argenx SE (Brussels Stock Exchange)*	2,105	921,127
Argenx SE (Vienna Stock Exchange)*	49	21,379
Argenx SE (ADR)*	3,055	1,313,772
ASM International NV	1,712	1,305,061
ASML Holding NV	22,434	23,165,573
ASR Nederland NV	5,544	264,271
BE Semiconductor Industries NV	2,746	459,210
Euronext NV (m)	3,041	281,710
EXOR NV	3,471	363,177
Heineken Holding NV	4,697	370,478
Heineken NV	84,327	8,154,993
IMCD NV	2,119	293,426
ING Groep NV	120,497	2,059,837
JDE Peet’s NV	3,496	69,639
Koninklijke Ahold Delhaize NV	34,531	1,020,305
Koninklijke KPN NV	143,812	551,375
Koninklijke Philips NV*	29,281	739,747
NN Group NV	9,864	458,999
OCI NV	3,384	82,593
Pluxee NV*	4,255	119,368
Randstad NV	4,260	193,120
Universal Music Group NV	29,389	874,352
Wolters Kluwer NV	9,011	1,493,871

		48,628,257

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	220,423
Fisher & Paykel Healthcare Corp. Ltd.	21,124	387,028
Mercury NZ Ltd.	24,243	96,941
Meridian Energy Ltd.	47,056	180,283
Spark New Zealand Ltd.	69,117	175,133
Xero Ltd.*	5,202	473,343

		1,533,151

Norway (0.8%)
Aker BP ASA	11,060	281,964
DNB Bank ASA	132,490	2,602,150
Equinor ASA	32,540	926,340
Equinor ASA (ADR)	75,259	2,149,397
Gjensidige Forsikring ASA	7,924	141,603
Kongsberg Gruppen ASA	3,138	255,696
Mowi ASA	16,001	266,309
Norsk Hydro ASA	351,410	2,188,701
Orkla ASA	24,405	198,289
Salmar ASA	2,512	132,223
Telenor ASA	23,354	266,197

		9,408,869

Peru (0.1%)
Credicorp Ltd.	6,708	1,082,202

Poland (0.0%)†
InPost SA*	7,286	128,436

Portugal (0.1%)
EDP - Energias de Portugal SA	113,941	426,966
Galp Energia SGPS SA	16,844	355,731
Jeronimo Martins SGPS SA	10,833	211,729

		994,426

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	132,012	249,226
CapitaLand Integrated Commercial Trust (REIT)	191,644	279,834
CapitaLand Investment Ltd.	104,102	204,212
DBS Group Holdings Ltd.	217,826	5,749,257
Genting Singapore Ltd.	221,838	141,512
Grab Holdings Ltd., Class A*	76,593	271,905
Keppel Ltd.	52,985	252,812
Oversea-Chinese Banking Corp. Ltd.	121,852	1,296,699
Sea Ltd. (ADR)*	13,552	967,884
Sembcorp Industries Ltd.	34,300	121,669
Singapore Airlines Ltd.	52,805	268,698
Singapore Exchange Ltd.	31,902	223,032
Singapore Technologies Engineering Ltd.	173,019	552,487
Singapore Telecommunications Ltd.	295,519	599,319
STMicroelectronics NV	24,529	968,419
STMicroelectronics NV (ADR) (x)	43,513	1,709,191
United Overseas Bank Ltd.	45,921	1,060,992

		14,917,148

South Africa (0.3%)
Anglo American plc	109,234	3,454,829

South Korea (0.7%)
Amorepacific Corp.	7,453	905,839
Delivery Hero SE (m)*	7,324	173,737
LG Electronics, Inc.	13,670	1,101,346
NAVER Corp.	5,971	723,981
Samsung Electronics Co. Ltd.	71,403	4,227,638
SK Hynix, Inc.	4,422	759,755

		7,892,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (2.0%)
Acciona SA (x)	878	$103,714
ACS Actividades de Construccion y Servicios SA	7,629	329,099
Aena SME SA (m)	2,745	552,675
Amadeus IT Group SA	89,967	5,987,199
Banco Bilbao Vizcaya Argentaria SA	211,675	2,120,036
Banco de Sabadell SA	198,087	381,960
Banco Santander SA	1,035,512	4,802,445
CaixaBank SA	138,389	732,591
Cellnex Telecom SA (m)	50,154	1,631,246
EDP Renovaveis SA	10,423	145,671
Endesa SA (x)	11,493	215,828
Grifols SA*	11,323	95,313
Iberdrola SA	210,609	2,732,559
Industria de Diseno Textil SA	39,552	1,963,727
Redeia Corp. SA (x)	15,192	265,524
Repsol SA (x)	44,771	706,507
Telefonica SA	181,260	768,717

		23,534,811

Sweden (1.9%)
Alfa Laval AB	10,326	452,146
Assa Abloy AB, Class B	112,829	3,189,317
Atlas Copco AB, Class A	97,392	1,830,407
Atlas Copco AB, Class B	56,085	905,647
Beijer Ref AB, Class B (x)	13,400	206,708
Boliden AB	9,797	313,441
Epiroc AB, Class A	23,273	464,406
Epiroc AB, Class B	14,989	274,070
EQT AB	13,608	402,116
Essity AB, Class B	21,747	556,858
Evolution AB (m)	6,569	684,232
Fastighets AB Balder, Class B*	25,662	175,825
Getinge AB, Class B	8,757	148,759
H & M Hennes & Mauritz AB, Class B	24,161	382,167
Hexagon AB, Class B	76,619	864,937
Holmen AB, Class B	2,559	100,728
Husqvarna AB, Class B	13,436	107,676
Industrivarden AB, Class C	5,853	197,475
Industrivarden AB, Class A	4,823	164,088
Indutrade AB	10,229	262,119
Investment AB Latour, Class B	5,060	136,633
Investor AB, Class B	62,758	1,718,310
L E Lundbergforetagen AB, Class B	2,955	146,091
Lifco AB, Class B	8,726	239,576
Nibe Industrier AB, Class B	53,656	227,503
Saab AB, Class B	11,299	271,841
Sagax AB, Class B	6,735	172,331
Sandvik AB	39,340	788,359
Securitas AB, Class B	16,511	163,879
Skandinaviska Enskilda Banken AB, Class A	56,573	835,331
Skanska AB, Class B	11,588	208,604
SKF AB, Class B	12,984	260,684
Svenska Cellulosa AB SCA, Class B	21,592	318,919
Svenska Handelsbanken AB, Class A	53,398	508,588
Swedbank AB, Class A	30,591	629,484
Swedish Orphan Biovitrum AB*	62,350	1,668,314
Tele2 AB, Class B	18,272	183,944
Telefonaktiebolaget LM Ericsson, Class B	108,517	673,688
Telia Co. AB	85,187	228,499
Trelleborg AB, Class B	7,844	305,205
Volvo AB, Class A	7,466	194,698
Volvo AB, Class B	57,871	1,480,218
Volvo Car AB, Class B (x)*	25,415	78,614

		23,122,435

Switzerland (4.7%)
ABB Ltd. (Registered)	58,003	3,222,783
Adecco Group AG (Registered)	5,937	197,052
Alcon, Inc.	18,323	1,636,008
Avolta AG	39,605	1,538,443
Bachem Holding AG	1,370	125,724
Baloise Holding AG (Registered)	1,570	276,447
Banque Cantonale Vaudoise (Registered)	1,022	108,462
Barry Callebaut AG (Registered)	133	216,720
BKW AG	740	118,028
Chocoladefabriken Lindt & Spruengli AG	34	396,973
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	462,129
Cie Financiere Richemont SA (Registered)	19,492	3,042,744
Clariant AG (Registered)	7,711	121,357
DSM-Firmenich AG	23,417	2,648,283
EMS-Chemie Holding AG (Registered)	247	202,477
Geberit AG (Registered)	1,193	704,819
Givaudan SA (Registered)	340	1,612,110
Helvetia Holding AG (Registered)	1,255	169,717
Julius Baer Group Ltd.	33,660	1,880,719
Kuehne + Nagel International AG (Registered)	1,760	506,187
Logitech International SA (Registered)	6,055	585,787
Lonza Group AG (Registered)	7,146	3,900,494
Novartis AG (Registered)	90,597	9,697,494
Novartis AG (ADR)	17,201	1,831,219
Partners Group Holding AG	823	1,057,089
Sandoz Group AG	14,874	538,706
Schindler Holding AG	1,504	377,988
Schindler Holding AG (Registered)	813	202,696
SGS SA (Registered)	5,333	474,862
SIG Group AG	11,744	215,025
Sika AG (Registered)	15,320	4,385,669
Sonova Holding AG (Registered)	4,901	1,514,294
Straumann Holding AG (Registered)	4,127	511,253
Swatch Group AG (The) (x)	1,091	223,494
Swatch Group AG (The) (Registered)	2,170	88,640
Swiss Life Holding AG (Registered)	1,089	800,705
Swiss Prime Site AG (Registered)	2,880	273,110
Swisscom AG (Registered)	949	533,941
Tecan Group AG (Registered)	1,760	589,246
Temenos AG (Registered)	2,296	158,442
UBS Group AG (Registered)	191,199	5,628,820
VAT Group AG (m)	967	548,266
Zurich Insurance Group AG	5,307	2,829,967

		56,154,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (1.7%)
ASE Technology Holding Co. Ltd.*	464,000	$2,410,000
Delta Electronics, Inc.	106,000	1,266,125
Hon Hai Precision Industry Co. Ltd.	372,040	2,454,158
MediaTek, Inc.	75,000	3,236,595
Taiwan Semiconductor Manufacturing Co. Ltd.	239,000	7,116,625
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	22,503	3,911,246

		20,394,749

Thailand (0.1%)
Advanced Info Service PCL	44,400	254,077
Kasikornbank PCL	99,400	339,933

		594,010

United Kingdom (9.0%)
3i Group plc	35,729	1,384,760
Admiral Group plc	9,836	325,141
Ashtead Group plc	35,495	2,369,993
Associated British Foods plc	12,109	378,695
AstraZeneca plc	85,293	13,322,101
Auto Trader Group plc (m)	32,070	324,804
Aviva plc	99,347	598,536
BAE Systems plc	262,295	4,376,686
Barclays plc	1,556,387	4,109,959
Barratt Developments plc	38,012	226,897
Berkeley Group Holdings plc	3,882	225,144
British American Tobacco plc	72,980	2,241,773
BT Group plc	226,347	401,577
Bunzl plc	12,704	483,380
Burberry Group plc	39,559	438,957
Centrica plc	194,761	332,120
CK Hutchison Holdings Ltd.	95,205	455,967
Coca-Cola Europacific Partners plc	7,426	541,133
Compass Group plc	62,461	1,705,470
Croda International plc	4,744	236,757
DCC plc	3,630	254,213
Diageo plc	190,604	5,998,264
Entain plc	151,054	1,202,968
Flutter Entertainment plc*	15,320	2,801,294
Halma plc	74,253	2,539,939
Hargreaves Lansdown plc	11,878	169,969
Hays plc	296,000	353,594
HSBC Holdings plc	1,015,277	8,777,252
Imperial Brands plc	30,277	774,649
Informa plc	50,516	546,490
InterContinental Hotels Group plc	5,883	619,180
Intertek Group plc	37,832	2,292,655
J Sainsbury plc	63,054	203,252
JD Sports Fashion plc	99,550	150,380
Kingfisher plc	64,086	201,556
Land Securities Group plc (REIT)	23,701	185,605
Legal & General Group plc	212,284	609,150
Lloyds Banking Group plc	2,304,924	1,594,934
London Stock Exchange Group plc	23,838	2,832,560
M&G plc	79,704	205,538
Melrose Industries plc	48,038	336,051
National Grid plc	422,552	4,714,390
NatWest Group plc	238,384	939,582
Next plc	4,520	516,293
Pearson plc	24,060	301,344
Persimmon plc	12,299	210,198
Phoenix Group Holdings plc	27,506	181,327
Reckitt Benckiser Group plc	56,451	3,055,623
RELX plc (London Stock Exchange)	14,506	667,285
RELX plc (Turquoise Stock Exchange)	113,656	5,229,087
Rentokil Initial plc	341,960	1,993,637
Rolls-Royce Holdings plc*	1,049,192	6,058,463
Sage Group plc (The)	37,153	511,215
Schroders plc	27,361	125,828
Segro plc (REIT)	45,856	520,656
Severn Trent plc	9,824	295,561
Smith & Nephew plc	30,497	378,034
Smiths Group plc	12,868	277,343
Spirax Group plc	2,556	273,992
SSE plc	39,051	883,375
SSP Group plc	494,460	925,694
Standard Chartered plc	81,846	740,784
Taylor Wimpey plc	129,022	231,842
Tesco plc	258,702	1,000,697
Unilever plc	70,204	3,855,485
Unilever plc (London Stock Exchange)	53,408	2,933,442
United Utilities Group plc	24,400	303,073
Vodafone Group plc	846,053	746,080
Whitbread plc	6,705	252,155
Wise plc, Class A*	21,831	188,071
WPP plc	235,427	2,155,838

		107,595,737

United States (7.7%)
BP plc	986,101	5,923,512
Carnival Corp.*	95,403	1,785,944
CSL Ltd.	17,682	3,482,197
CyberArk Software Ltd.*	1,463	400,013
Everest Group Ltd.	5,059	1,927,580
Experian plc	70,185	3,270,251
Ferrovial SE	18,836	731,452
GSK plc	151,006	2,919,612
Haleon plc	424,352	1,730,502
Holcim AG	18,870	1,672,246
ICON plc*	9,984	3,129,685
James Hardie Industries plc (CHDI)*	15,684	494,890
Linde plc	6,904	3,029,544
Monday.com Ltd.*	1,337	321,896
Nestle SA (Registered)	140,169	14,309,423
QIAGEN NV*	32,136	1,326,739
Roche Holding AG	44,665	12,403,492
Roche Holding AG CHF 1	1,173	357,468
Sanofi SA	73,452	7,074,988
Schneider Electric SE	40,886	9,821,393
Shell plc (BMV Mexico Stock Exchange)	117,110	4,213,450
Shell plc (London Stock Exchange)	233,285	8,357,341
Stellantis NV (Euronext Paris)	47,974	949,255
Stellantis NV (Italian Stock Exchange)	32,361	640,115
Swiss Re AG	11,104	1,378,036
Tenaris SA	38,941	598,450

		92,249,474

Total Common Stocks (80.9%) (Cost $587,154,494)		965,033,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (8.8%)
iShares China Large-Cap ETF	189,710	$4,930,563
iShares Core MSCI EAFE ETF	344,900	25,053,536
iShares Latin America 40 ETF (x)	43,447	1,075,748
iShares MSCI Australia ETF (x)	64,115	1,566,330
iShares MSCI Austria ETF (x)	62,937	1,375,236
iShares MSCI Belgium ETF (x)‡	77,897	1,434,863
iShares MSCI France ETF (x)	38,067	1,438,171
iShares MSCI Germany ETF (x)	252,810	7,741,042
iShares MSCI Indonesia ETF (x)	26,800	516,436
iShares MSCI Ireland ETF (x)	13,700	882,406
iShares MSCI Israel ETF (x)	19,500	1,183,845
iShares MSCI Italy ETF (x)	139,124	4,987,595
iShares MSCI Mexico ETF	6,248	353,699
iShares MSCI New Zealand ETF (x)	13,100	595,526
iShares MSCI Norway ETF	43,600	1,065,584
iShares MSCI Poland ETF	10,400	255,112
iShares MSCI Singapore ETF (x)	50,663	972,730
iShares MSCI Spain ETF (x)	82,121	2,564,639
JPMorgan BetaBuilders Japan ETF (x)	14,850	837,986
SPDR Portfolio Developed World ex-US ETF	275,000	9,647,000
SPDR S&P Emerging Asia Pacific ETF (x)	7,979	888,873
Vanguard FTSE Developed Markets ETF (x)	173,700	8,584,254
Vanguard FTSE Emerging Markets ETF	104,500	4,572,920
Vanguard FTSE Europe ETF (x)	282,100	18,835,817
Vanguard FTSE Pacific ETF (x)	54,200	4,020,556

Total Exchange Traded Funds (8.8%) (Cost $83,786,369)		105,380,467

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Amplifon SpA, expiring 7/9/24* (Cost $—)	4,234	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	12,962,906	12,962,906
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.25% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		25,962,906

Total Short-Term Investments (2.2%) (Cost $25,962,906)		25,962,906

Total Investments in Securities (91.9%) (Cost $696,903,769)		1,096,377,076
Other Assets Less Liabilities (8.1%)		96,556,715

Net Assets (100%)		$1,192,933,791

*  Non-income producing.

†   Percent shown is less than 0.05%.

‡   All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $1,136,219 or 0.1% of net assets.

(m)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $9,957,699 or 0.8% of net assets.

(q)   Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x) All or a portion of security is on loan at June 30, 2024.

(xx) At June 30, 2024, the Portfolio had loaned securities with a total value of $35,587,888. This was collateralized by $11,099,541 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/31/24 – 11/15/53 and by cash of $25,962,906 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— New Taiwan Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF (x) **	62,937	1,411,933	—	(51,867)	9,016	6,154	1,375,236	61,214	—
iShares MSCI Belgium ETF (x)	77,897	1,467,899	—	—	—	(33,036)	1,434,863	28,648	—
iShares MSCI Norway ETF **	43,600	1,062,488	—	—	—	3,096	1,065,584	38,165	—

Total		3,942,320	—	(51,867)	9,016	(23,786)	3,875,683	128,027	—

**	Not affiliated at June 30, 2024.

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	851	9/2024	EUR	44,894,503	207,671
FTSE 100 Index	269	9/2024	GBP	27,924,323	64,445
SPI 200 Index	87	9/2024	AUD	11,276,725	108,349
TOPIX Index	162	9/2024	JPY	28,298,900	295,607

					676,072

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	16,397,760	USD	10,917,219	BNP Paribas	9/20/2024	44,733
USD	51,657,539	EUR	47,752,572	UBS AG	9/20/2024	315,358

Total unrealized appreciation						360,091

GBP	21,410,714	USD	27,350,688	BNP Paribas	9/20/2024	(269,104)
JPY	3,684,396,343	USD	23,817,966	Toronto Dominion Bank	9/20/2024	(631,238)

Total unrealized depreciation						(900,342)

Net unrealized depreciation						(540,251)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 73,924, CAD 2,764, CHF 1,991, DKK 1,134, EUR 96,088,191, GBP 509,775, HKD 2,000, ILS 1,985, JPY 5,060,961, MXN 119,969, NOK 1,986, NZD 1,973, SEK 5,491, SGD 3,867 and TWD 137,426.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,677,061	$47,101,452	$—	$48,778,513
Austria	—	4,002,870	—	4,002,870
Belgium	—	4,801,073	—	4,801,073
Brazil	4,310,305	189,913	—	4,500,218
Burkina Faso	—	127,173	—	127,173
Canada	14,540,518	—	—	14,540,518
Chile	832,726	396,914	—	1,229,640
China	1,383,831	11,217,673	—	12,601,504
Colombia	2,414,664	—	—	2,414,664
Denmark	—	29,902,078	—	29,902,078
Finland	—	8,559,343	—	8,559,343
France	—	83,486,095	—	83,486,095
Germany	—	89,658,236	—	89,658,236
Hong Kong	445,444	13,558,754	—	14,004,198
India	4,257,717	4,083,875	—	8,341,592
Ireland	695,272	4,475,678	—	5,170,950
Israel	3,901,230	2,075,395	—	5,976,625
Italy	—	23,186,777	—	23,186,777
Japan	—	186,178,582	—	186,178,582
Jordan	—	140,365	—	140,365
Luxembourg	—	1,627,599	—	1,627,599
Macau	—	1,097,072	—	1,097,072
Mexico	3,022,799	—	—	3,022,799
Netherlands	1,313,772	47,314,485	—	48,628,257
New Zealand	—	1,533,151	—	1,533,151
Norway	2,149,397	7,259,472	—	9,408,869
Peru	1,082,202	—	—	1,082,202
Poland	—	128,436	—	128,436
Portugal	—	994,426	—	994,426
Singapore	2,948,980	11,968,168	—	14,917,148
South Africa	—	3,454,829	—	3,454,829
South Korea	—	7,892,296	—	7,892,296
Spain	—	23,534,811	—	23,534,811
Sweden	—	23,122,435	—	23,122,435
Switzerland	1,831,219	54,323,170	—	56,154,389
Taiwan	3,911,246	16,483,503	—	20,394,749
Thailand	—	594,010	—	594,010
United Kingdom	541,133	107,054,604	—	107,595,737
United States	10,594,662	81,654,812	—	92,249,474
Exchange Traded Funds	105,380,467	—	—	105,380,467
Forward Currency Contracts	—	360,091	—	360,091
Futures	676,072	—	—	676,072
Rights
Italy	—	—	—	—
Short-Term Investments
Investment Companies	25,962,906	—	—	25,962,906

Total Assets	$193,873,623	$903,539,616	$—	$1,097,413,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(900,342)	$—	$(900,342)

Total Liabilities	$—	$(900,342)	$—	$(900,342)

Total	$193,873,623	$902,639,274	$—	$1,096,512,897

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$360,091
Equity contracts	Receivables, Net assets – Unrealized appreciation	676,072 *

Total		$1,036,163

	Liability Derivatives
Foreign exchange contracts	Payables	(900,342)

Total		$(900,342)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,839,553)	$(1,839,553)
Equity contracts	10,971,470	—	10,971,470

Total	$10,971,470	$(1,839,553)	$9,131,917

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(612,264)	$(612,264)
Equity contracts	(256,650)	—	(256,650)

Total	$(256,650)	$(612,264)	$(868,914)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$115,668,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$62,585,000
Average settlement value sold – in USD	52,340,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$44,733	$(44,733)	$—	$—
UBS AG	315,358	—	—	315,358

Total	$360,091	$(44,733)	$—	$315,358

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$269,104	$(44,733)	$—	$224,371
Toronto Dominion Bank	631,238	—	—	631,238

Total	$900,342	$(44,733)	$—	$855,609

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$66,194,262
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$119,936,579

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$432,443,458
Aggregate gross unrealized depreciation	(69,402,901)

Net unrealized appreciation	$363,040,557

Federal income tax cost of investments in securities and derivative instruments, if applicable	$733,472,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $924,244)	$1,434,863
Unaffiliated Issuers (Cost $695,979,525)	1,094,942,213
Cash	9,592,749
Foreign cash (Cost $105,013,434)	102,013,437
Cash held as collateral at broker for futures	6,814,870
Dividends, interest and other receivables	5,319,227
Receivable for securities sold	1,196,131
Unrealized appreciation on forward foreign currency contracts	360,091
Receivable for Portfolio shares sold	148,832
Securities lending income receivable	55,701
Due from broker for futures variation margin	5,890
Other assets	31,311

Total assets	1,221,915,315

LIABILITIES
Payable for return of collateral on securities loaned	25,962,906
Unrealized depreciation on forward foreign currency contracts	900,342
Investment management fees payable	585,110
Payable for Portfolio shares repurchased	467,479
Payable for securities purchased	423,096
Distribution fees payable – Class IB	184,239
Administrative fees payable	125,155
Accrued India taxes	105,737
Trustees’ fees payable	1,495
Accrued expenses	225,965

Total liabilities	28,981,524

Commitments and contingent liabilities^
NET ASSETS	$1,192,933,791

Net assets were comprised of:
Paid in capital	$812,708,375
Total distributable earnings (loss)	380,225,416

Net assets	$1,192,933,791

Class IB
Net asset value, offering and redemption price per share, $887,345,329 / 76,672,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.57

Class K
Net asset value, offering and redemption price per share, $305,588,462 / 26,299,493 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.62

(x)	Includes value of securities on loan of $35,587,888.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($128,027 of dividend income received from affiliates) (net of $1,841,209 foreign withholding tax)	$19,810,703
Interest	702,398
Securities lending (net)	332,787

Total income	20,845,888

EXPENSES
Investment management fees	3,542,037
Distribution fees – Class IB (a)	1,089,064
Administrative fees	759,446
Custodian fees	194,965
Professional fees	72,976
Printing and mailing expenses	62,295
Distribution fees – Class IA (a)	24,416
Trustees’ fees	19,987
Miscellaneous	61,012

Total expenses	5,826,198

NET INVESTMENT INCOME (LOSS)	15,019,690

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($9,016 realized gain (loss) from affiliates) (net of India tax of $4,962 on realized gain on investments)	19,382,815
Futures contracts	10,971,470
Forward foreign currency contracts	(1,839,553)
Foreign currency transactions	(90,068)

Net realized gain (loss)	28,424,664

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $1,523 on unrealized appreciation on investments) ($(23,786) of change in unrealized appreciation (depreciation) from affiliates)	19,822,526
Futures contracts	(256,650)
Forward foreign currency contracts	(612,264)
Foreign currency translations	(3,636,454)

Net change in unrealized appreciation (depreciation)	15,317,158

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,741,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,761,512

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,019,690	$21,703,652
Net realized gain (loss)	28,424,664	48,433,689
Net change in unrealized appreciation (depreciation)	15,317,158	118,130,691

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,761,512	188,268,032

Distributions to shareholders:
Class IA	—	(497,103)
Class IB	—	(21,311,313)
Class K	—	(8,334,653)

Total distributions to shareholders	—	(30,143,069)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,765 and 67,255 shares, respectively ]	178,552	712,466
Capital shares issued in reinvestment of dividends [ 0 and 46,276 shares, respectively ]	—	497,103
Capital shares repurchased in connection with share class combination (Note 1) [ (1,797,015) and 0 shares, respectively ]	(20,720,690)	—
Capital shares repurchased [ (75,461) and (194,642) shares, respectively ]	(854,172)	(2,047,193)

Total Class IA transactions	(21,396,310)	(837,624)

Class IB
Capital shares sold [ 628,960 and 1,325,519 shares, respectively ]	7,126,085	13,987,435
Capital shares issued in connection with share class combination (Note 1) [ 1,794,268 and 0 shares, respectively ]	20,720,690	—
Capital shares issued in reinvestment of dividends [ 0 and 1,981,019 shares, respectively ]	—	21,311,313
Capital shares repurchased [ (4,990,416) and (11,787,270) shares, respectively ]	(56,692,381)	(123,765,804)

Total Class IB transactions	(28,845,606)	(88,467,056)

Class K
Capital shares sold [ 35,730 and 383,423 shares, respectively ]	405,424	4,012,456
Capital shares issued in reinvestment of dividends [ 0 and 772,084 shares, respectively ]	—	8,334,653
Capital shares repurchased [ (2,069,430) and (6,731,317) shares, respectively ]	(23,562,954)	(71,001,327)

Total Class K transactions	(23,157,530)	(58,654,218)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(73,399,446)	(147,958,898)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,637,934)	10,166,065
NET ASSETS:
Beginning of period	1,207,571,725	1,197,405,660

End of period	$1,192,933,791	$1,207,571,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022		2021		2020		2019
Net asset value, beginning of period	$11.03		$9.68	$11.52		$11.71		$11.16		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.18	0.18		0.16	(aa)	0.10		0.20
Net realized and unrealized gain (loss)	0.40		1.45	(1.82)		0.98		0.83		1.92

Total from investment operations	0.54		1.63	(1.64)		1.14		0.93		2.12

Less distributions:
Dividends from net investment income	—		(0.19)	(0.12)		(0.29)		(0.15)		(0.22)
Distributions from net realized gains	—		(0.09)	(0.08)		(1.04)		(0.23)		(0.20)

Total dividends and distributions	—		(0.28)	(0.20)		(1.33)		(0.38)		(0.42)

Net asset value, end of period	$11.57		$11.03	$9.68		$11.52		$11.71		$11.16

Total return (b)	4.90%		16.85%	(14.12)%		10.02%		8.45%		22.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$887,345		$873,820	$849,464		$1,085,521		$1,087,227		$1,090,386
Ratio of expenses to average net assets (a)(f)	1.04%		1.04%	1.06	%(g)	1.07	%(g)	1.04	%(g)	1.01%
Ratio of net investment income (loss) to average net assets (a)(f)	2.44%		1.74%	1.85%		1.29	%(bb)	1.00%		1.88%
Portfolio turnover rate^	6	%(z)	14%	13%		12%		16%		10%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022		2021		2020		2019
Net asset value, beginning of period	$11.06		$9.71	$11.55		$11.74		$11.18		$9.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.21	0.21		0.19	(aa)	0.13		0.23
Net realized and unrealized gain (loss)	0.41		1.44	(1.82)		0.98		0.83		1.91

Total from investment operations	0.56		1.65	(1.61)		1.17		0.96		2.14

Less distributions:
Dividends from net investment income	—		(0.21)	(0.15)		(0.32)		(0.17)		(0.24)
Distributions from net realized gains	—		(0.09)	(0.08)		(1.04)		(0.23)		(0.20)

Total dividends and distributions	—		(0.30)	(0.23)		(1.36)		(0.40)		(0.44)

Net asset value, end of period	$11.62		$11.06	$9.71		$11.55		$11.74		$11.18

Total return (b)	5.06%		17.07%	(13.88)%		10.25%		8.76%		22.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$305,588		$313,308	$329,204		$404,994		$411,657		$433,444
Ratio of expenses to average net assets (a)(f)	0.79%		0.79%	0.81	%(g)	0.82	%(g)	0.79	%(g)	0.76%
Ratio of net investment income (loss) to average net assets (a)(f)	2.68%		2.00%	2.09%		1.54	%(bb)	1.26%		2.12%
Portfolio turnover rate^	6	%(z)	14%	13%		12%		16%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.02% for the years ended December 31, 2022, 2021 and 2020, respectively
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.17 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.1%)
AGL Energy Ltd.	66,697	$481,865
ALS Ltd.	53,296	498,108
Altium Ltd.	13,484	611,942
Alumina Ltd.*	256,149	289,637
Amotiv Ltd.	15,357	107,569
AMP Ltd.	291,826	213,171
Ampol Ltd.	26,208	565,412
Ansell Ltd.	16,025	283,827
ANZ Group Holdings Ltd.	330,213	6,220,851
APA Group	140,907	751,052
ARB Corp. Ltd.	8,621	216,413
Arcadium Lithium plc (CRDI)*	41,821	137,541
Arena REIT (REIT)	38,709	99,934
Aristocrat Leisure Ltd.	69,620	2,311,029
ASX Ltd.	21,289	852,114
Atlas Arteria Ltd.	124,817	425,486
AUB Group Ltd.	11,105	234,764
Audinate Group Ltd.*	8,334	88,009
Aurizon Holdings Ltd.	200,627	488,510
AVZ Minerals Ltd. (r)(x)*	316,830	20,607
Bank of Queensland Ltd. (x)	72,837	282,305
Bapcor Ltd.	36,994	126,848
Beach Energy Ltd.	170,426	169,400
Bega Cheese Ltd.	29,540	83,751
Bellevue Gold Ltd. (x)*	128,324	152,805
Bendigo & Adelaide Bank Ltd.	62,397	478,272
BHP Group Ltd.	556,834	15,854,082
BlueScope Steel Ltd.	48,749	664,393
Boss Energy Ltd. (x)*	44,541	122,716
Brambles Ltd.	152,907	1,482,122
Breville Group Ltd. (x)	11,055	200,152
Brickworks Ltd.	9,715	169,799
BWP Trust (REIT)	59,666	137,719
Capricorn Metals Ltd.*	38,669	123,305
CAR Group Ltd.	41,411	973,791
Centuria Capital Group (REIT)	87,749	96,587
Centuria Industrial REIT (REIT)	58,131	116,725
Challenger Ltd.	50,480	236,063
Champion Iron Ltd.	42,365	180,875
Charter Hall Group (REIT)	52,175	389,130
Charter Hall Long Wale REIT (REIT)	72,494	157,172
Charter Hall Retail REIT (REIT)	56,382	122,240
Charter Hall Social Infrastructure REIT (REIT)	36,855	58,269
Cleanaway Waste Management Ltd.	242,887	448,823
Cochlear Ltd.	7,191	1,593,362
Coles Group Ltd.	147,063	1,670,741
Collins Foods Ltd.	12,047	73,133
Commonwealth Bank of Australia	183,782	15,616,912
Computershare Ltd.	62,164	1,092,309
Coronado Global Resources, Inc. (CRDI) (m)	91,362	72,223
Corporate Travel Management Ltd. (x)	14,035	124,150
Credit Corp. Group Ltd.	7,419	74,090
CSR Ltd.	52,032	308,230
Data#3 Ltd.	16,862	94,151
De Grey Mining Ltd.*	218,955	166,514
Deep Yellow Ltd. (x)*	106,413	95,124
Deterra Royalties Ltd.	46,096	122,695
Dexus (REIT)	118,362	511,656
Domain Holdings Australia Ltd.	27,539	56,032
Domino’s Pizza Enterprises Ltd.	7,446	178,274
Downer EDI Ltd.	73,198	226,573
Eagers Automotive Ltd.	19,458	136,554
Elders Ltd. (x)	17,152	93,368
Emerald Resources NL*	62,534	147,259
Endeavour Group Ltd.	159,280	536,591
Evolution Mining Ltd.	216,443	505,362
EVT Ltd.	11,497	89,121
Flight Centre Travel Group Ltd. (x)	19,767	266,105
Fortescue Ltd.	185,932	2,655,594
Genesis Minerals Ltd.*	112,486	131,694
Glencore plc	2,034,834	11,603,346
Gold Road Resources Ltd.	117,863	134,451
Goodman Group (REIT)	189,756	4,398,871
GPT Group (The) (REIT)	210,580	561,912
GrainCorp Ltd., Class A	24,440	144,616
Harvey Norman Holdings Ltd.	69,262	192,674
Healius Ltd. (x)*	79,137	79,188
Helia Group Ltd.	30,875	79,709
HMC Capital Ltd. (REIT)	26,589	127,888
HomeCo Daily Needs REIT (REIT) (m)	194,759	150,712
HUB24 Ltd.	9,017	280,009
IDP Education Ltd. (x)	30,851	311,798
IGO Ltd.	74,779	281,352
Iluka Resources Ltd.	47,605	208,010
Incitec Pivot Ltd.	211,692	409,537
Ingenia Communities Group (REIT)	40,870	130,324
Inghams Group Ltd.	38,486	92,940
Insignia Financial Ltd.	72,443	110,668
Insurance Australia Group Ltd.	260,243	1,239,562
IPH Ltd.	25,221	105,492
IRESS Ltd.*	20,972	112,623
JB Hi-Fi Ltd. (x)	12,037	491,509
Johns Lyng Group Ltd. (x)	23,624	89,830
Judo Capital Holdings Ltd.*	111,401	93,638
Kelsian Group Ltd. (x)	23,776	81,684
Lendlease Corp. Ltd.	75,906	273,946
Lifestyle Communities Ltd.	12,869	106,710
Liontown Resources Ltd. (x)*	227,144	137,133
Lottery Corp. Ltd. (The)	244,381	826,545
Lovisa Holdings Ltd. (x)	7,402	162,308
Lynas Rare Earths Ltd.*	103,132	407,980
Macquarie Group Ltd.	39,105	5,339,737
Magellan Financial Group Ltd.	17,766	99,791
Medibank Pvt Ltd.	302,378	752,402
Megaport Ltd.*	17,982	134,593
Metcash Ltd.	119,848	283,025
Mineral Resources Ltd.	19,148	688,754
Mirvac Group (REIT)	430,077	536,511
Monadelphous Group Ltd.	10,601	90,804
Nanosonics Ltd. (x)*	31,026	61,885
National Australia Bank Ltd.	340,674	8,233,761
National Storage REIT (REIT)	137,971	211,693
Netwealth Group Ltd.	13,106	193,833
Neuren Pharmaceuticals Ltd.*	14,268	202,452
New Hope Corp. Ltd.	56,203	182,966
NEXTDC Ltd.*	66,028	776,554
nib holdings Ltd.	53,742	263,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nine Entertainment Co. Holdings Ltd.	144,926	$135,352
Northern Star Resources Ltd.	126,209	1,094,522
NRW Holdings Ltd.	49,380	101,789
Nufarm Ltd.	41,654	127,822
Orica Ltd.	53,373	636,264
Origin Energy Ltd.	189,151	1,370,343
Orora Ltd.	146,311	192,280
Paladin Energy Ltd. (x)*	33,099	275,563
Perpetual Ltd.	12,542	178,296
Perseus Mining Ltd.	149,711	234,700
PEXA Group Ltd.*	14,111	129,811
Pilbara Minerals Ltd. (x)	310,749	636,413
Pinnacle Investment Management Group Ltd.	18,251	172,645
PolyNovo Ltd.*	75,232	122,959
Premier Investments Ltd. (x)	11,184	232,405
Pro Medicus Ltd.	5,733	547,896
Qantas Airways Ltd.*	178,908	698,195
QBE Insurance Group Ltd.	164,958	1,913,656
Qube Holdings Ltd.	192,535	468,806
Ramelius Resources Ltd.	124,262	159,159
Ramsay Health Care Ltd.	20,434	646,952
REA Group Ltd.	5,658	742,284
Red 5 Ltd.*	727,397	174,689
Reece Ltd.	23,526	395,023
Region RE Ltd. (REIT)	126,633	177,401
Regis Resources Ltd.*	82,316	96,372
Rio Tinto Ltd.	40,758	3,235,570
Rio Tinto plc	178,963	11,766,073
Sandfire Resources Ltd.*	50,681	295,155
Santos Ltd.	356,592	1,822,180
Scentre Group (REIT)	570,396	1,187,195
SEEK Ltd.	39,112	557,317
Seven Group Holdings Ltd.	20,981	527,385
Sigma Healthcare Ltd. (x)	179,172	152,395
SiteMinder Ltd.*	26,575	90,236
SmartGroup Corp. Ltd.	14,477	81,607
Sonic Healthcare Ltd.	52,747	925,432
South32 Ltd.	497,294	1,214,186
Stanmore Resources Ltd.	30,456	71,923
Star Entertainment Group Ltd. (The) (x)*	262,274	85,732
Steadfast Group Ltd.	121,474	500,798
Stockland (REIT)	262,102	729,117
Strike Energy Ltd. (x)*	311,967	58,272
Suncorp Group Ltd.	139,695	1,622,447
Super Retail Group Ltd.	18,029	167,779
Tabcorp Holdings Ltd.	248,770	116,168
Technology One Ltd.	33,069	410,322
Telix Pharmaceuticals Ltd.*	31,203	388,209
Telstra Group Ltd.	1,268,629	3,063,615
TPG Telecom Ltd.	46,611	142,411
Transurban Group	339,509	2,808,432
Treasury Wine Estates Ltd.	89,092	739,350
Ventia Services Group Pty. Ltd.	93,227	238,194
Vicinity Ltd. (REIT)	421,740	520,484
Virgin Australia International Holdings Pty. Ltd. (r)*	190,064	—
Viva Energy Group Ltd. (m)	122,572	257,569
Washington H Soul Pattinson & Co. Ltd.	26,968	590,443
Waypoint REIT Ltd. (REIT)	73,224	106,000
Webjet Ltd. (x)*	42,969	257,408
Wesfarmers Ltd.	124,595	5,417,587
West African Resources Ltd.*	111,882	120,165
Westpac Banking Corp.	381,553	6,930,961
Whitehaven Coal Ltd.	92,162	470,332
WiseTech Global Ltd.	20,137	1,347,369
Woodside Energy Group Ltd.	208,475	3,923,268
Woolworths Group Ltd.	134,126	3,023,376
Worley Ltd.	51,550	515,147

		173,981,441

Austria (0.1%)
Mondi plc	73,881	1,418,172

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	176,284	10,217,388

Brazil (0.0%)†
Karoon Energy Ltd. (x)*	87,330	106,612

Chile (0.1%)
Antofagasta plc	57,927	1,545,059

China (0.6%)
Prosus NV	279,763	9,965,101

Finland (0.7%)
Nokia OYJ	971,784	3,703,445
Nordea Bank Abp	644,169	7,667,936

		11,371,381

France (12.8%)
Air Liquide SA	105,894	18,290,310
Airbus SE	108,127	14,852,330
AXA SA	351,998	11,524,042
BNP Paribas SA	196,177	12,507,001
Cie de Saint-Gobain SA	93,063	7,237,732
Danone SA	118,202	7,225,668
EssilorLuxottica SA	56,276	12,126,079
Hermes International SCA	6,456	14,796,074
Kering SA	13,102	4,749,692
L’Oreal SA	44,354	19,477,751
LVMH Moet Hennessy Louis Vuitton SE	47,073	35,974,595
Pernod Ricard SA	36,794	4,992,555
Safran SA	69,694	14,733,697
TotalEnergies SE	438,595	29,277,231
Vinci SA	108,338	11,414,498

		219,179,255

Germany (10.2%)
adidas AG	30,556	7,297,441
Allianz SE (Registered)	71,980	20,004,072
BASF SE	164,005	7,936,346
Bayer AG (Registered)	180,525	5,100,131
Bayerische Motoren Werke AG	54,804	5,187,229
Deutsche Boerse AG	34,913	7,145,244
Deutsche Post AG	176,341	7,136,732
Deutsche Telekom AG (Registered)	637,186	16,022,619
Infineon Technologies AG	239,969	8,816,207
Mercedes-Benz Group AG	146,969	10,163,089
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	24,579	12,292,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SAP SE	187,864	$38,130,088
Siemens AG (Registered)	138,184	25,708,503
Volkswagen AG (Preference) (q)	37,891	4,277,065

		175,217,551

Hong Kong (0.2%)
Prudential plc	460,611	4,182,944

Indonesia (0.0%)†
Nickel Industries Ltd.	228,893	122,156

Ireland (0.1%)
Smurfit Kappa Group plc (x)	43,329	1,933,458

Italy (2.8%)
Coca-Cola HBC AG	34,251	1,168,145
Enel SpA	1,427,475	9,927,731
Eni SpA	419,462	6,448,144
Ferrari NV	21,423	8,734,386
Intesa Sanpaolo SpA	2,964,472	11,019,735
UniCredit SpA	309,046	11,453,314

		48,751,455

Japan (24.5%)
77 Bank Ltd. (The)	5,460	151,865
ABC-Mart, Inc.	11,100	194,900
Acom Co. Ltd.	36,258	92,172
ADEKA Corp.	5,816	117,050
Advantest Corp.	48,664	1,943,354
Aeon Co. Ltd.	60,540	1,294,034
Aeon Delight Co. Ltd.	2,300	56,968
AEON Financial Service Co. Ltd. (x)	12,613	103,403
Aeon Hokkaido Corp.	6,749	38,089
Aeon Mall Co. Ltd.	9,610	113,219
AGC, Inc. (x)	16,996	549,948
Ai Holdings Corp.	4,238	62,586
Aica Kogyo Co. Ltd.	4,388	95,402
Aichi Financial Group, Inc. (x)	5,726	95,593
Aichi Steel Corp.	2,010	44,163
Aiful Corp.	20,636	48,868
Ain Holdings, Inc.	2,727	101,493
Air Water, Inc.	14,881	201,216
Airtrip Corp. (x)	8,559	73,626
Aisan Industry Co. Ltd.	7,700	67,002
Aisin Corp.	13,560	441,886
Ajinomoto Co., Inc.	40,815	1,431,024
Alfresa Holdings Corp.	21,104	288,968
Alpen Co. Ltd.	4,000	50,743
Alpha Systems, Inc.	3,196	60,090
Alps Alpine Co. Ltd.	16,017	152,962
Alps Logistics Co. Ltd.	2,959	105,199
Amada Co. Ltd.	27,419	302,838
Amano Corp.	5,299	136,814
Amvis Holdings, Inc.	4,377	62,544
ANA Holdings, Inc.	45,238	834,945
Anritsu Corp. (x)	11,754	90,078
Aozora Bank Ltd. (x)	10,221	166,920
Appier Group, Inc. (x)*	8,814	66,178
Arclands Corp.	3,733	45,105
ARE Holdings, Inc.	5,730	74,755
Argo Graphics, Inc.	3,309	98,618
Ariake Japan Co. Ltd.	1,540	50,060
Artience Co. Ltd.	1,695	35,398
As One Corp.	5,908	105,278
Asahi Group Holdings Ltd. (x)	40,028	1,411,889
Asahi Intecc Co. Ltd.	21,990	308,276
Asahi Kasei Corp.	115,868	742,134
Asics Corp.	60,744	929,150
ASKUL Corp. (x)	4,548	61,765
Astellas Pharma, Inc.	149,430	1,476,746
Autobacs Seven Co. Ltd.	5,122	49,504
Awa Bank Ltd. (The) (x)	2,224	39,064
Axial Retailing, Inc.	8,516	54,254
Azbil Corp.	11,832	329,537
AZ-COM MARUWA Holdings, Inc.	4,260	30,952
Bandai Namco Holdings, Inc.	47,836	933,588
Base Co. Ltd. (x)	2,953	52,328
BayCurrent Consulting, Inc.	13,549	272,850
Bic Camera, Inc. (x)	10,045	95,711
BIPROGY, Inc.	5,369	148,766
BML, Inc.	2,892	51,714
Bridgestone Corp. (x)	50,963	2,002,536
Brother Industries Ltd.	22,856	402,171
Bunka Shutter Co. Ltd.	6,786	74,275
Calbee, Inc. (x)	7,612	146,146
Canon Electronics, Inc.	2,833	39,795
Canon Marketing Japan, Inc. (x)	5,165	143,627
Canon, Inc. (x)	86,583	2,343,106
Capcom Co. Ltd.	34,230	645,283
Casio Computer Co. Ltd.	17,200	128,447
Central Glass Co. Ltd.	3,878	90,267
Central Japan Railway Co.	67,460	1,456,203
Change Holdings, Inc.	12,222	91,234
Chiba Bank Ltd. (The)	45,706	406,806
Chilled & Frozen Logistics Holdings Co. Ltd.	2,880	102,569
Chiyoda Co. Ltd.	15,392	89,449
Chofu Seisakusho Co. Ltd.	3,200	43,916
Chubu Electric Power Co., Inc.	61,364	725,048
Chudenko Corp.	4,078	81,616
Chugai Pharmaceutical Co. Ltd. (x)	54,313	1,929,599
Chugin Financial Group, Inc.	13,443	140,914
Chugoku Electric Power Co., Inc. (The)	24,265	159,339
Citizen Watch Co. Ltd.	16,406	109,618
CKD Corp.	4,836	95,584
Cleanup Corp.	10,500	48,490
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	178,683
Colowide Co. Ltd. (x)	5,764	71,687
COMSYS Holdings Corp.	10,500	201,725
Comture Corp.	3,705	42,026
Concordia Financial Group Ltd.	96,536	567,732
Cosel Co. Ltd.	4,700	36,545
Cosmo Energy Holdings Co. Ltd.	5,287	266,174
Cosmos Pharmaceutical Corp.	1,993	160,726
Create Restaurants Holdings, Inc. (x)	11,134	76,123
Create SD Holdings Co. Ltd.	2,762	62,059
Credit Saison Co. Ltd.	13,432	277,840
Curves Holdings Co. Ltd.	10,714	52,142
CyberAgent, Inc.	39,456	247,075
Cybozu, Inc. (x)	6,019	74,784
Dai Nippon Printing Co. Ltd.	20,023	673,531
Daicel Corp.	29,000	278,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Daido Steel Co. Ltd.	12,955	$119,573
Daiei Kankyo Co. Ltd.	5,958	101,096
Daifuku Co. Ltd.	27,252	509,842
Daihen Corp.	2,153	111,069
Daiho Corp.	1,428	29,733
Dai-ichi Life Holdings, Inc.	81,738	2,183,541
Daiichi Sankyo Co. Ltd.	148,406	5,095,374
Daiki Aluminium Industry Co. Ltd.	6,333	50,069
Daikin Industries Ltd.	20,859	2,900,216
Daio Paper Corp.	8,061	44,601
Daiseki Co. Ltd. (x)	2,316	53,837
Daishi Hokuetsu Financial Group, Inc.	3,188	101,650
Daito Trust Construction Co. Ltd.	6,252	644,474
Daiwa House Industry Co. Ltd.	47,129	1,194,263
Daiwa Securities Group, Inc.	131,703	1,004,410
Daiwabo Holdings Co. Ltd.	8,725	156,263
DCM Holdings Co. Ltd. (x)	10,117	91,807
Denka Co. Ltd.	5,919	79,593
Denso Corp.	141,704	2,200,116
Dentsu Group, Inc. (x)	18,243	459,562
Dentsu Soken, Inc.	2,820	92,545
Descente Ltd.	2,954	61,966
Dexerials Corp.	5,453	252,602
DIC Corp. (x)	8,900	168,773
Digital Arts, Inc.	1,151	32,264
Digital Garage, Inc.	3,387	51,998
dip Corp.	2,786	47,377
Direct Marketing MiX, Inc.	73,495	112,830
Disco Corp.	8,440	3,202,049
DMG Mori Co. Ltd.	11,229	291,525
Doutor Nichires Holdings Co. Ltd.	5,044	70,225
Dowa Holdings Co. Ltd. (x)	5,600	198,710
DTS Corp.	4,573	119,804
Duskin Co. Ltd.	4,370	99,601
DyDo Group Holdings, Inc. (x)	4,246	70,674
Earth Corp.	1,236	37,105
East Japan Railway Co.	93,621	1,550,458
Ebara Corp. (x)	35,025	553,708
EDION Corp. (x)	8,339	84,224
eGuarantee, Inc.	15,136	136,411
Eiken Chemical Co. Ltd.	5,967	83,076
Eisai Co. Ltd.	21,105	864,716
Eizo Corp.	2,633	79,617
Elan Corp.	9,238	51,274
Elecom Co. Ltd.	4,016	40,737
Electric Power Development Co. Ltd.	14,178	221,231
Elematec Corp.	7,571	94,773
ENEOS Holdings, Inc.	269,697	1,385,615
en-Japan, Inc.	2,579	41,949
euglena Co. Ltd. (x)*	9,207	30,959
Exedy Corp.	3,400	62,298
EXEO Group, Inc.	19,600	194,855
Ezaki Glico Co. Ltd. (x)	4,571	118,785
Fancl Corp.	6,642	113,528
FANUC Corp.	85,695	2,348,370
Fast Retailing Co. Ltd.	10,055	2,534,842
Financial Partners Group Co. Ltd.	7,818	108,749
Food & Life Cos. Ltd.	9,290	150,330
FP Corp.	3,160	47,373
Fudo Tetra Corp.	6,411	96,550
Fuji Co. Ltd.	3,941	49,431
Fuji Corp.	5,877	93,110
Fuji Electric Co. Ltd.	9,979	567,641
Fuji Kyuko Co. Ltd.	2,194	43,501
Fuji Media Holdings, Inc.	20,394	232,663
Fuji Oil Holdings, Inc.	4,030	70,398
Fuji Seal International, Inc.	4,473	68,448
Fuji Soft, Inc. (x)	3,706	167,230
FUJIFILM Holdings Corp.	93,672	2,190,279
Fujikura Ltd.	21,309	420,644
Fujimi, Inc. (x)	3,771	71,135
Fujimori Kogyo Co. Ltd.	2,520	66,411
Fujitec Co. Ltd.	4,034	107,714
Fujitsu General Ltd.	4,465	57,918
Fujitsu Ltd.	157,860	2,469,598
Fukui Computer Holdings, Inc.	1,895	29,740
Fukuoka Financial Group, Inc.	16,400	438,312
Fukushima Galilei Co. Ltd.	2,372	98,041
Fukuyama Transporting Co. Ltd. (x)	2,128	52,509
FULLCAST Holdings Co. Ltd. (x)	4,492	40,511
Funai Soken Holdings, Inc.	3,831	54,599
Furukawa Electric Co. Ltd.	5,789	146,587
Fuso Chemical Co. Ltd.	1,687	42,885
Futaba Industrial Co. Ltd.	9,500	52,138
Future Corp.	8,216	78,029
Fuyo General Lease Co. Ltd.	1,985	151,814
G-7 Holdings, Inc.	5,406	55,407
Genky DrugStores Co. Ltd.	3,812	68,284
Geo Holdings Corp.	6,023	62,630
giftee, Inc.*	4,332	30,022
Giken Ltd.	5,478	65,917
GLOBERIDE, Inc.	2,998	39,876
Glory Ltd.	4,557	79,405
GMO GlobalSign Holdings KK (x)	3,313	61,404
GMO internet group, Inc.	7,656	116,870
GMO Payment Gateway, Inc.	3,903	214,763
Goldwin, Inc. (x)	2,916	159,747
Gree, Inc.	19,104	63,288
GS Yuasa Corp.	5,471	108,373
Gunma Bank Ltd. (The)	29,571	188,759
Gunze Ltd.	2,242	80,266
H2O Retailing Corp.	7,964	117,908
Hachijuni Bank Ltd. (The)	43,000	280,493
Hakuhodo DY Holdings, Inc. (x)	27,115	198,024
Hamamatsu Photonics KK	13,362	357,782
Hankyu Hanshin Holdings, Inc.	22,548	598,982
Hanwa Co. Ltd.	3,585	137,259
Haseko Corp.	16,475	182,066
Hazama Ando Corp.	13,966	101,214
Heiwa Corp.	4,550	58,597
Heiwa Real Estate Co. Ltd.	3,878	94,485
Heiwado Co. Ltd.	2,453	36,835
Hikari Tsushin, Inc.	1,831	341,015
Hino Motors Ltd.*	22,963	59,659
Hioki EE Corp.	1,430	60,350
Hirogin Holdings, Inc.	36,500	281,991
Hirose Electric Co. Ltd.	2,789	308,040
HIS Co. Ltd. (x)*	3,292	33,290
Hisamitsu Pharmaceutical Co., Inc.	5,579	128,890
Hitachi Construction Machinery Co. Ltd.	6,567	175,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Ltd.	412,815	$9,239,523
Hitachi Zosen Corp.	13,019	85,126
Hokkaido Electric Power Co., Inc.	22,712	168,551
Hokkaido Gas Co. Ltd.	1,710	36,615
Hokkoku Financial Holdings, Inc.	1,084	35,574
Hokuetsu Corp. (x)	10,903	71,697
Hokuhoku Financial Group, Inc.	10,686	137,253
Hokuriku Electric Power Co. (x)	17,392	110,099
Honda Motor Co. Ltd.	400,504	4,281,602
Horiba Ltd.	3,816	307,861
Hoshizaki Corp.	11,077	351,264
Hosiden Corp.	6,570	87,878
House Foods Group, Inc.	8,400	148,588
Hoya Corp.	33,736	3,922,132
Hulic Co. Ltd. (x)	40,493	358,520
Hyakugo Bank Ltd. (The)	17,673	76,013
Hyakujushi Bank Ltd. (The)	2,900	61,284
Ibiden Co. Ltd.	10,054	409,184
Ichibanya Co. Ltd. (x)	6,340	43,583
Ichigo, Inc.	44,705	111,422
Idec Corp.	3,977	72,994
Idemitsu Kosan Co. Ltd.	93,600	605,907
IDOM, Inc.	10,714	93,096
IHI Corp.	10,832	323,499
Iida Group Holdings Co. Ltd.	15,482	203,761
Inaba Denki Sangyo Co. Ltd.	6,062	147,697
Inabata & Co. Ltd.	2,307	50,617
Infocom Corp. (x)	2,107	79,361
Infomart Corp.	19,428	37,313
INFRONEER Holdings, Inc.	20,727	168,055
Inpex Corp. (x)	79,572	1,170,657
Insource Co. Ltd.	9,158	50,717
Internet Initiative Japan, Inc.	9,252	136,258
IR Japan Holdings Ltd.	6,362	47,926
Iriso Electronics Co. Ltd.	1,764	33,331
Iseki & Co. Ltd. (x)	20,644	134,085
Isetan Mitsukoshi Holdings Ltd.	29,788	559,138
Isuzu Motors Ltd.	53,195	704,572
Ito En Ltd.	6,216	134,527
ITOCHU Corp.	120,803	5,897,115
Itoham Yonekyu Holdings, Inc.	2,537	67,726
Iwatani Corp.	3,794	220,580
Iyogin Holdings, Inc.	24,000	222,189
Izumi Co. Ltd. (x)	3,455	69,083
J Front Retailing Co. Ltd.	22,829	238,024
JAC Recruitment Co. Ltd.	16,260	66,499
JAFCO Group Co. Ltd.	5,476	64,634
Japan Airlines Co. Ltd.	40,833	644,257
Japan Airport Terminal Co. Ltd.	6,373	217,345
Japan Cash Machine Co. Ltd.	6,102	52,377
Japan Display, Inc. (x)*	1,280,360	151,202
Japan Elevator Service Holdings Co. Ltd.	4,050	65,071
Japan Exchange Group, Inc.	46,186	1,077,071
Japan Lifeline Co. Ltd.	7,771	54,724
Japan Material Co. Ltd.	5,450	74,997
Japan Petroleum Exploration Co. Ltd.	2,810	113,525
Japan Post Bank Co. Ltd.	183,826	1,736,115
Japan Post Holdings Co. Ltd.	182,777	1,811,979
Japan Post Insurance Co. Ltd.	19,609	380,382
Japan Pulp & Paper Co. Ltd.	2,543	96,099
Japan Securities Finance Co. Ltd.	6,741	66,911
Japan Steel Works Ltd. (The)	5,779	153,841
Japan Tobacco, Inc. (x)	103,866	2,806,945
Japan Wool Textile Co. Ltd. (The)	5,449	46,094
JCR Pharmaceuticals Co. Ltd. (x)	34,162	128,885
JCU Corp.	1,541	38,264
Jeol Ltd.	3,266	147,537
JFE Holdings, Inc.	47,231	679,740
JGC Holdings Corp.	18,595	145,683
JMDC, Inc.	2,736	56,475
Joyful Honda Co. Ltd.	6,398	88,758
JTEKT Corp.	17,798	123,842
Juroku Financial Group, Inc.	3,200	94,773
Justsystems Corp.	2,992	55,976
JVCKenwood Corp.	19,300	111,801
K&O Energy Group, Inc. (x)	2,655	63,120
Kadokawa Corp.	9,702	155,549
Kagome Co. Ltd.	8,701	176,735
Kajima Corp.	40,971	708,315
Kakaku.com, Inc.	13,130	172,072
Kaken Pharmaceutical Co. Ltd.	2,834	67,816
Kameda Seika Co. Ltd.	1,676	44,220
Kamigumi Co. Ltd.	8,622	177,542
Kanamoto Co. Ltd.	2,948	54,346
Kandenko Co. Ltd. (x)	10,349	110,765
Kaneka Corp.	6,200	162,813
Kanematsu Corp.	8,108	135,763
Kansai Electric Power Co., Inc. (The)	65,172	1,094,504
Kansai Paint Co. Ltd.	18,311	294,770
Kao Corp.	38,946	1,579,239
Kappa Create Co. Ltd. (x)	4,080	43,744
Katitas Co. Ltd.	5,812	62,964
Kato Sangyo Co. Ltd.	2,563	68,659
Kawasaki Heavy Industries Ltd.	12,529	475,805
Kawasaki Kisen Kaisha Ltd.	42,996	625,338
KDDI Corp.	131,637	3,480,538
KeePer Technical Laboratory Co. Ltd.	2,208	56,267
Keihan Holdings Co. Ltd.	8,105	144,982
Keihanshin Building Co. Ltd.	3,858	40,165
Keikyu Corp. (x)	24,606	179,777
Keio Corp.	8,634	200,328
Keisei Electric Railway Co. Ltd. (x)	10,951	352,305
Keiyo Bank Ltd. (The)	17,682	96,493
Kewpie Corp.	13,000	258,481
Key Coffee, Inc.	4,000	51,737
Keyence Corp.	17,078	7,488,675
KH Neochem Co. Ltd. (x)	3,353	47,683
Kikkoman Corp.	60,880	705,139
Kinden Corp.	15,000	298,620
Kintetsu Department Store Co. Ltd.	2,816	39,661
Kintetsu Group Holdings Co. Ltd. (x)	17,144	373,164
Kirin Holdings Co. Ltd. (x)	70,527	908,711
Kissei Pharmaceutical Co. Ltd.	3,193	64,698
Ki-Star Real Estate Co. Ltd. (x)	2,056	44,918
Kitano Construction Corp.	2,956	68,898
Kitz Corp. (x)	6,541	46,225
Koa Corp.	13,134	126,205
Kobayashi Pharmaceutical Co. Ltd. (x)	4,615	149,818
Kobe Bussan Co. Ltd. (x)	14,292	318,370
Kobe Steel Ltd. (x)	33,016	409,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Koei Tecmo Holdings Co. Ltd. (x)	11,028	$95,207
Kohnan Shoji Co. Ltd.	2,315	60,073
Koito Manufacturing Co. Ltd.	19,178	264,504
Kokusai Electric Corp. (x)	8,829	257,368
Kokuyo Co. Ltd.	7,982	133,802
Komatsu Ltd.	81,280	2,359,742
KOMEDA Holdings Co. Ltd.	4,896	82,711
Komeri Co. Ltd.	3,475	75,487
Komori Corp.	7,900	66,680
Konami Group Corp.	7,496	539,522
Konica Minolta, Inc.	43,791	121,174
Konoike Transport Co. Ltd.	6,036	89,964
Kosaido Holdings Co. Ltd.	14,890	57,287
Kose Corp. (x)	3,360	213,746
Koshidaka Holdings Co. Ltd.	10,956	58,971
Kotobuki Spirits Co. Ltd.	8,160	94,716
K’s Holdings Corp. (x)	17,800	167,335
Kubota Corp. (x)	90,523	1,265,938
Kumagai Gumi Co. Ltd.	3,271	74,715
Kumiai Chemical Industry Co. Ltd.	9,350	46,782
Kura Sushi, Inc. (x)	3,446	86,637
Kuraray Co. Ltd. (x)	28,183	323,976
Kureha Corp.	3,963	68,821
Kurita Water Industries Ltd.	9,006	381,701
Kusuri no Aoki Holdings Co. Ltd. (x)	4,806	90,809
KYB Corp. (x)	1,923	64,781
Kyocera Corp.	104,876	1,206,899
Kyoei Steel Ltd.	7,738	100,807
Kyoritsu Maintenance Co. Ltd. (x)	5,340	99,571
Kyoto Financial Group, Inc.	21,664	384,294
Kyowa Kirin Co. Ltd.	20,521	350,435
Kyudenko Corp.	3,588	131,866
Kyushu Electric Power Co., Inc.	39,593	407,767
Kyushu Financial Group, Inc.	34,349	201,367
Kyushu Railway Co.	11,748	254,471
Lasertec Corp.	7,782	1,745,617
Lawson, Inc.	1,625	104,334
Leopalace21 Corp.	15,452	49,365
Life Corp.	3,042	74,495
Link And Motivation, Inc. (x)	10,606	30,785
Lintec Corp.	4,900	104,006
Lion Corp. (x)	21,636	168,634
LITALICO, Inc.	3,942	42,828
Lixil Corp.	29,006	305,312
LY Corp.	255,834	618,397
M&A Capital Partners Co. Ltd.	5,986	81,666
M&A Research Institute Holdings, Inc.*	1,754	43,771
M3, Inc.	33,824	322,389
Mabuchi Motor Co. Ltd. (x)	9,052	134,326
Macnica Holdings, Inc. (x)	4,581	192,192
Maeda Kosen Co. Ltd.	6,346	66,698
Makino Milling Machine Co. Ltd.	2,098	88,020
Makita Corp.	22,583	613,667
Mandom Corp.	4,260	32,012
Mani, Inc.	8,732	107,732
Marubeni Corp.	149,832	2,770,993
Maruha Nichiro Corp.	3,726	73,112
Marui Group Co. Ltd.	15,023	211,866
Maruichi Steel Tube Ltd.	7,800	180,880
MARUKA FURUSATO Corp. (x)	3,674	49,119
Maruwa Co. Ltd.	889	212,456
Marvelous, Inc.	10,228	41,258
Matsuda Sangyo Co. Ltd.	4,000	72,870
Matsui Securities Co. Ltd.	14,747	76,993
MatsukiyoCocokara & Co.	34,299	492,453
Matsuya Co. Ltd.	7,173	50,067
Max Co. Ltd.	4,510	107,781
Maxell Ltd.	5,700	63,203
Mazda Motor Corp.	57,715	558,174
Mebuki Financial Group, Inc.	77,629	302,236
Media Do Co. Ltd.	9,544	89,751
Medipal Holdings Corp.	17,687	269,114
Medley, Inc.*	1,414	31,639
MedPeer, Inc.	9,655	37,626
Megachips Corp.	3,355	85,079
Megmilk Snow Brand Co. Ltd.	3,437	55,564
Meidensha Corp.	4,400	99,820
Meiji Holdings Co. Ltd.	21,858	471,287
Meiko Electronics Co. Ltd.	2,286	101,875
MEITEC Group Holdings, Inc.	5,817	117,793
Melco Holdings, Inc.	2,177	47,358
Menicon Co. Ltd.	4,964	40,757
Mercari, Inc.*	10,481	130,125
METAWATER Co. Ltd.	3,652	44,217
Micronics Japan Co. Ltd.	3,035	126,199
Milbon Co. Ltd.	2,308	47,698
Mimasu Semiconductor Industry Co. Ltd.	3,269	74,974
Minebea Mitsumi, Inc.	30,892	632,663
Mirait One Corp.	7,953	103,484
Miroku Jyoho Service Co. Ltd.	2,998	36,988
MISUMI Group, Inc.	26,577	454,348
Mitani Sekisan Co. Ltd.	1,611	60,579
Mitsubishi Chemical Group Corp.	125,208	695,029
Mitsubishi Corp.	347,225	6,793,861
Mitsubishi Electric Corp.	190,940	3,047,041
Mitsubishi Estate Co. Ltd.	109,351	1,712,751
Mitsubishi Gas Chemical Co., Inc.	14,524	276,957
Mitsubishi HC Capital, Inc.	74,540	492,022
Mitsubishi Heavy Industries Ltd.	308,400	3,302,711
Mitsubishi Logisnext Co. Ltd.	11,132	110,773
Mitsubishi Logistics Corp.	4,016	131,795
Mitsubishi Materials Corp. (x)	14,300	262,287
Mitsubishi Motors Corp. (x)	75,000	206,601
Mitsubishi Pencil Co. Ltd. (x)	3,972	61,966
Mitsubishi Research Institute, Inc.	2,488	76,856
Mitsubishi Shokuhin Co. Ltd.	2,092	70,995
Mitsubishi UFJ Financial Group, Inc.	1,020,181	10,963,347
Mitsui & Co. Ltd.	270,810	6,145,362
Mitsui Chemicals, Inc.	14,798	408,373
Mitsui E&S Co. Ltd.	13,195	119,410
Mitsui Fudosan Co. Ltd.	232,083	2,118,304
Mitsui High-Tec, Inc. (x)	1,832	71,565
Mitsui Mining & Smelting Co. Ltd.	5,900	188,452
Mitsui OSK Lines Ltd.	36,801	1,102,040
Mitsuuroko Group Holdings Co. Ltd.	1,749	19,165
Miura Co. Ltd.	8,004	162,030
MIXI, Inc.	3,456	65,086
Mizuho Financial Group, Inc.	225,803	4,712,825
Mizuho Leasing Co. Ltd.	9,980	69,846
Mizuno Corp.	2,073	102,046
Mochida Pharmaceutical Co. Ltd.	2,534	49,061
Modec, Inc.	6,780	122,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Monex Group, Inc.	14,185	$64,097
Money Forward, Inc.*	4,020	134,800
Monogatari Corp. (The)	2,978	62,840
MonotaRO Co. Ltd. (x)	23,996	282,034
Morinaga & Co. Ltd.	8,494	131,404
Morinaga Milk Industry Co. Ltd.	7,816	163,762
Morita Holdings Corp.	3,388	39,399
MOS Food Services, Inc.	3,648	82,079
MS&AD Insurance Group Holdings, Inc.	112,365	2,496,767
Murata Manufacturing Co. Ltd.	157,395	3,249,836
Musashi Seimitsu Industry Co. Ltd.	5,616	65,728
Nabtesco Corp. (x)	11,042	187,225
Nachi-Fujikoshi Corp.	2,183	47,625
Nagase & Co. Ltd.	11,432	223,751
Nagawa Co. Ltd.	1,145	58,499
Nagoya Railroad Co. Ltd.	17,631	192,156
Namura Shipbuilding Co. Ltd.	6,921	103,628
Nankai Electric Railway Co. Ltd. (x)	9,800	162,694
Nanto Bank Ltd. (The)	2,711	60,070
NEC Corp.	22,530	1,854,745
NEC Networks & System Integration Corp.	6,683	101,477
NET One Systems Co. Ltd.	7,723	141,509
Nexon Co. Ltd. (x)	38,447	710,919
Nextage Co. Ltd. (x)	4,194	62,640
NGK Insulators Ltd.	22,442	287,342
NH Foods Ltd.	6,942	207,539
NHK Spring Co. Ltd.	14,535	144,862
Nichias Corp.	4,359	127,879
Nichicon Corp.	10,871	81,081
Nichiha Corp.	3,077	65,503
Nichirei Corp.	9,587	210,939
Nidec Corp.	37,875	1,691,416
Nifco, Inc.	5,877	140,158
Nihon Kohden Corp.	15,936	230,190
Nihon M&A Center Holdings, Inc. (x)	30,043	155,247
Nihon Parkerizing Co. Ltd.	12,170	98,864
Nihon Yamamura Glass Co. Ltd.	5,562	57,110
Nikkon Holdings Co. Ltd.	5,491	124,195
Nikon Corp. (x)	26,926	272,122
Nintendo Co. Ltd.	107,772	5,731,228
Nippn Corp.	4,887	70,925
Nippon Ceramic Co. Ltd.	1,836	29,099
Nippon Chemi-Con Corp.*	3,503	35,598
Nippon Densetsu Kogyo Co. Ltd.	4,340	53,222
Nippon Electric Glass Co. Ltd. (x)	6,101	138,750
Nippon Express Holdings, Inc. (x)	6,057	279,151
Nippon Gas Co. Ltd.	8,442	126,848
Nippon Kanzai Holdings Co. Ltd.	4,458	75,117
Nippon Kayaku Co. Ltd.	10,745	81,978
Nippon Light Metal Holdings Co. Ltd.	5,252	58,791
Nippon Paint Holdings Co. Ltd. (x)	92,331	601,423
Nippon Paper Industries Co. Ltd. (x)	9,600	57,281
Nippon Parking Development Co. Ltd. (x)	46,787	60,487
Nippon Sanso Holdings Corp.	15,957	471,996
Nippon Sharyo Ltd.	3,791	60,061
Nippon Shinyaku Co. Ltd.	4,816	97,434
Nippon Shokubai Co. Ltd.	9,848	98,333
Nippon Signal Co. Ltd.	8,900	58,249
Nippon Soda Co. Ltd.	950	31,059
Nippon Steel Corp.	79,924	1,689,487
Nippon Telegraph & Telephone Corp.	5,067,265	4,780,974
Nippon Television Holdings, Inc.	13,631	196,853
Nippon Yusen KK	43,984	1,279,962
Nipro Corp.	13,900	108,987
Nishimatsu Construction Co. Ltd.	3,295	92,385
Nishimatsuya Chain Co. Ltd.	6,093	81,081
Nishi-Nippon Financial Holdings, Inc.	10,611	133,619
Nishi-Nippon Railroad Co. Ltd.	5,600	89,713
Nissan Chemical Corp.	9,008	285,374
Nissan Motor Co. Ltd. (x)	236,553	802,625
Nissha Co. Ltd.	6,603	83,599
Nisshin Oillio Group Ltd. (The)	2,383	71,687
Nisshin Seifun Group, Inc.	18,778	215,861
Nisshinbo Holdings, Inc. (x)	12,062	80,556
Nissin Foods Holdings Co. Ltd.	18,948	480,737
Nissui Corp.	20,317	108,953
Niterra Co. Ltd.	14,152	410,777
Nitori Holdings Co. Ltd.	6,542	690,836
Nitta Corp.	1,728	44,035
Nitto Boseki Co. Ltd.	2,757	111,212
Nitto Denko Corp.	11,193	884,225
Noevir Holdings Co. Ltd.	3,074	107,759
NOF Corp.	15,399	210,278
Nohmi Bosai Ltd.	4,847	73,297
Nojima Corp.	7,218	72,364
NOK Corp.	6,744	89,681
Nomura Co. Ltd.	11,318	61,342
Nomura Holdings, Inc.	281,320	1,612,139
Nomura Micro Science Co. Ltd. (x)	3,627	97,387
Nomura Real Estate Holdings, Inc.	10,820	271,088
Nomura Research Institute Ltd.	37,740	1,060,492
Noritsu Koki Co. Ltd.	3,829	105,667
Noritz Corp.	4,795	52,364
North Pacific Bank Ltd. (x)	27,366	90,489
NPR-RIKEN Corp.	3,200	56,108
NS Solutions Corp.	5,888	99,652
NSD Co. Ltd.	5,948	114,050
NSK Ltd.	30,498	148,178
NTN Corp.	37,117	73,893
NTT Data Group Corp.	44,542	653,914
Nxera Pharma Co. Ltd.*	5,980	59,581
Obara Group, Inc.	1,415	36,718
Obayashi Corp.	56,756	674,482
OBIC Business Consultants Co. Ltd.	3,287	137,433
Obic Co. Ltd.	5,591	720,724
Odakyu Electric Railway Co. Ltd.	28,087	271,635
Ogaki Kyoritsu Bank Ltd. (The)	2,098	29,835
Ohsho Food Service Corp.	741	39,793
Oiles Corp.	4,560	66,179
Oita Bank Ltd. (The)	2,100	46,467
Oji Holdings Corp.	68,133	268,822
Okamoto Industries, Inc.	2,906	90,671
Okamura Corp.	6,912	96,877
Okasan Securities Group, Inc.	21,773	107,992
Oki Electric Industry Co. Ltd.	8,423	53,190
Okinawa Electric Power Co., Inc. (The)	3,807	26,383
OKUMA Corp.	1,173	52,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Okumura Corp.	2,739	$85,461
Olympus Corp.	97,382	1,569,770
Omron Corp.	13,100	450,183
Ono Pharmaceutical Co. Ltd.	36,152	493,554
Onward Holdings Co. Ltd.	15,000	57,990
Open Door, Inc. (x)*	32,725	133,430
Open House Group Co. Ltd.	5,846	179,061
Open Up Group, Inc.	4,768	58,885
Optex Group Co. Ltd.	5,977	62,820
Optorun Co. Ltd. (x)	5,119	64,270
Oracle Corp.	3,300	227,671
Organo Corp.	2,229	114,436
Orient Corp.	6,542	41,922
Oriental Land Co. Ltd.	94,115	2,621,813
ORIX Corp.	101,966	2,251,123
Osaka Gas Co. Ltd.	34,309	755,527
Osaka Organic Chemical Industry Ltd. (x)	3,454	81,901
Osaka Soda Co. Ltd. (x)	1,790	120,935
OSG Corp.	8,464	103,032
Otsuka Corp.	19,060	366,179
Otsuka Holdings Co. Ltd.	36,212	1,523,744
PALTAC Corp.	3,995	108,783
Pan Pacific International Holdings Corp.	39,509	924,308
Panasonic Holdings Corp.	204,905	1,677,294
Paramount Bed Holdings Co. Ltd.	3,001	50,716
Park24 Co. Ltd.*	10,900	108,566
Pasona Group, Inc.	3,788	49,631
Penta-Ocean Construction Co. Ltd. (x)	29,322	120,649
PeptiDream, Inc. (x)*	8,788	136,061
Persol Holdings Co. Ltd.	180,660	250,065
PHC Holdings Corp. (x)	4,990	36,412
Pigeon Corp. (x)	10,057	90,919
PILLAR Corp.	3,146	105,004
Pilot Corp. (x)	3,440	91,575
Piolax, Inc.	4,502	65,310
Pola Orbis Holdings, Inc. (x)	8,224	66,834
Pressance Corp. (x)	6,138	74,698
Prestige International, Inc.	10,559	46,071
Prima Meat Packers Ltd.	3,652	54,068
Raito Kogyo Co. Ltd.	6,051	78,980
Raksul, Inc.*	21,672	127,966
Rakus Co. Ltd.	8,231	106,539
Rakuten Bank Ltd.*	7,719	139,757
Rakuten Group, Inc.*	152,699	787,649
Recruit Holdings Co. Ltd.	126,537	6,769,246
Relo Group, Inc.	8,020	85,339
Renesas Electronics Corp.	106,394	1,989,804
Rengo Co. Ltd.	15,192	98,532
RENOVA, Inc. (x)*	5,261	32,503
Resona Holdings, Inc.	192,487	1,273,556
Resonac Holdings Corp.	14,151	309,776
Resorttrust, Inc.	7,178	106,450
Ricoh Co. Ltd.	46,040	393,611
Ricoh Leasing Co. Ltd.	1,550	51,252
Riken Keiki Co. Ltd.	4,281	112,287
Rinnai Corp.	11,100	252,508
Riso Kyoiku Co. Ltd. (x)	22,934	34,781
Rohm Co. Ltd. (x)	30,360	405,706
Rohto Pharmaceutical Co. Ltd.	16,720	350,321
Roland Corp. (x)	1,717	43,168
Rorze Corp.	892	176,027
Round One Corp.	18,870	96,878
RS Technologies Co. Ltd.	3,414	74,268
Ryohin Keikaku Co. Ltd.	21,429	356,151
Saibu Gas Holdings Co. Ltd.	4,157	51,985
Saizeriya Co. Ltd. (x)	2,656	90,465
Sakai Moving Service Co. Ltd.	3,080	48,778
Sakata Seed Corp. (x)	2,341	50,126
SAMTY HOLDINGS Co. Ltd.	3,211	49,535
San ju San Financial Group, Inc.	2,610	34,797
San-A Co. Ltd.	1,826	57,314
San-Ai Obbli Co. Ltd.	7,598	97,425
Sangetsu Corp.	3,239	60,013
San-In Godo Bank Ltd. (The)	5,829	51,917
Sanki Engineering Co. Ltd.	7,418	98,160
Sankyo Co. Ltd.	17,735	192,463
Sankyu, Inc.	4,962	169,255
Sanrio Co. Ltd. (x)	15,519	285,320
Sansan, Inc.*	4,408	47,398
Santen Pharmaceutical Co. Ltd.	30,999	316,753
Sanwa Holdings Corp.	21,000	383,936
Sanyo Chemical Industries Ltd.	1,868	46,268
Sanyo Denki Co. Ltd.	1,435	64,931
Sanyo Special Steel Co. Ltd.	3,355	44,375
Sapporo Holdings Ltd.	6,302	220,956
Sato Holdings Corp.	5,385	72,128
Sawai Group Holdings Co. Ltd.	3,946	160,327
SBI Holdings, Inc.	26,709	675,154
SBS Holdings, Inc. (x)	2,809	46,790
SCREEN Holdings Co. Ltd.	5,568	501,809
SCSK Corp.	12,294	245,513
Secom Co. Ltd.	17,549	1,035,881
Sega Sammy Holdings, Inc.	13,520	200,712
Seibu Holdings, Inc.	22,730	313,210
Seiko Epson Corp.	24,121	374,656
Seiko Group Corp.	4,175	127,541
Seino Holdings Co. Ltd.	10,346	139,574
Seiren Co. Ltd. (x)	5,033	75,046
Sekisui Chemical Co. Ltd.	33,017	456,808
Sekisui House Ltd.	53,648	1,188,065
Sekisui Jushi Corp.	5,073	71,733
Senko Group Holdings Co. Ltd.	10,158	71,155
Seven & i Holdings Co. Ltd.	191,007	2,326,892
Seven Bank Ltd.	64,776	108,302
SG Holdings Co. Ltd.	31,903	293,966
Sharp Corp.*	28,919	167,180
Shibuya Corp.	2,975	66,012
SHIFT, Inc.*	1,134	102,764
Shiga Bank Ltd. (The)	2,831	74,167
Shikoku Electric Power Co., Inc. (x)	18,249	156,527
Shikoku Kasei Holdings Corp. (x)	5,724	75,779
Shimadzu Corp.	21,141	528,886
Shimamura Co. Ltd.	5,000	227,298
Shimano, Inc.	7,143	1,103,038
Shimizu Corp.	57,596	323,438
Shimojima Co. Ltd.	5,300	44,076
Shin Nippon Biomedical Laboratories Ltd. (x)	4,508	39,899
Shin-Etsu Chemical Co. Ltd.	154,282	5,981,796
Shinko Electric Industries Co. Ltd.	5,402	189,367
Shinmaywa Industries Ltd.	11,106	97,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Shionogi & Co. Ltd.	21,278	$830,145
Ship Healthcare Holdings, Inc.	5,252	77,528
Shiseido Co. Ltd.	35,968	1,025,677
Shizuoka Financial Group, Inc.	40,645	390,055
Shizuoka Gas Co. Ltd.	6,571	39,085
SHO-BOND Holdings Co. Ltd.	4,612	165,142
Shoei Co. Ltd.	4,748	57,841
Shoei Foods Corp. (x)	2,002	58,359
Showa Sangyo Co. Ltd.	2,573	50,296
Siix Corp. (x)	7,281	58,107
Simplex Holdings, Inc.	1,627	28,669
Sintokogio Ltd.	7,500	53,701
Skylark Holdings Co. Ltd. (x)	24,496	325,745
SMC Corp.	5,135	2,436,484
SMK Corp.	1,620	26,260
SMS Co. Ltd.	6,512	82,650
Socionext, Inc. (x)	12,015	284,450
SoftBank Corp.	278,730	3,403,351
SoftBank Group Corp.	84,453	5,453,830
Sohgo Security Services Co. Ltd.	31,635	184,749
Sojitz Corp.	18,298	444,570
Solasto Corp.	42,724	123,745
Sompo Holdings, Inc.	79,506	1,697,452
Sony Group Corp.	119,196	10,105,249
Sotetsu Holdings, Inc. (x)	6,169	93,461
Square Enix Holdings Co. Ltd.	8,069	242,336
SRE Holdings Corp.*	4,356	129,957
Stanley Electric Co. Ltd.	13,307	237,374
Starts Corp., Inc.	1,577	33,277
Strike Co. Ltd.	2,743	78,596
Subaru Corp.	52,689	1,116,723
Sugi Holdings Co. Ltd. (x)	9,816	135,078
SUMCO Corp. (x)	32,710	470,756
Sumitomo Bakelite Co. Ltd.	4,992	145,891
Sumitomo Chemical Co. Ltd.	130,222	278,995
Sumitomo Corp.	109,290	2,728,684
Sumitomo Densetsu Co. Ltd.	4,653	105,704
Sumitomo Electric Industries Ltd.	63,561	988,634
Sumitomo Forestry Co. Ltd. (x)	14,704	467,651
Sumitomo Heavy Industries Ltd.	10,441	271,327
Sumitomo Metal Mining Co. Ltd.	21,852	662,528
Sumitomo Mitsui Construction Co. Ltd.	15,803	39,289
Sumitomo Mitsui Financial Group, Inc.	117,312	7,820,071
Sumitomo Mitsui Trust Holdings, Inc.	62,048	1,415,353
Sumitomo Osaka Cement Co. Ltd.	3,791	92,719
Sumitomo Pharma Co. Ltd. (x)*	15,798	39,767
Sumitomo Realty & Development Co. Ltd.	24,192	709,867
Sumitomo Riko Co. Ltd.	10,079	92,966
Sumitomo Rubber Industries Ltd. (x)	16,520	164,543
Sumitomo Warehouse Co. Ltd. (The)	5,783	93,993
Sundrug Co. Ltd.	6,166	155,367
Suntory Beverage & Food Ltd. (x)	12,637	448,253
Suruga Bank Ltd. (x)	11,788	77,444
Suzuken Co. Ltd.	7,488	227,540
Suzuki Motor Corp.	128,280	1,475,830
SWCC Corp.	3,116	95,384
Sysmex Corp.	45,183	727,635
Systena Corp.	23,296	45,466
T Hasegawa Co. Ltd.	3,525	73,396
T&D Holdings, Inc.	48,636	848,991
Tadano Ltd. (x)	8,952	63,013
Taihei Dengyo Kaisha Ltd.	3,251	107,902
Taiheiyo Cement Corp.	12,822	321,805
Taikisha Ltd.	2,538	83,922
Taisei Corp.	17,402	643,665
Taiyo Holdings Co. Ltd.	3,818	80,802
Taiyo Yuden Co. Ltd.	8,275	210,154
Takamatsu Construction Group Co. Ltd. (x)	3,899	75,125
Takara Bio, Inc.	4,701	32,257
Takara Holdings, Inc.	9,479	64,277
Takara Standard Co. Ltd.	6,958	75,033
Takasago Thermal Engineering Co. Ltd. (x)	4,491	159,665
Takashimaya Co. Ltd.	11,437	192,465
Takeda Pharmaceutical Co. Ltd.	151,513	3,928,847
Takeuchi Manufacturing Co. Ltd.	3,225	112,852
Takuma Co. Ltd.	5,495	56,456
Tamron Co. Ltd.	3,214	83,202
Tamura Corp.	15,075	66,994
TBS Holdings, Inc.	11,930	300,604
TDK Corp.	27,666	1,696,346
TechMatrix Corp.	5,615	69,869
TechnoPro Holdings, Inc.	10,275	168,280
Teijin Ltd.	14,506	120,500
Terumo Corp.	94,982	1,566,208
T-Gaia Corp.	5,533	104,889
THK Co. Ltd.	9,493	169,545
TIS, Inc.	18,861	365,521
TKC Corp.	2,570	55,349
Toagosei Co. Ltd. (x)	10,197	95,987
Tobishima Corp.	6,530	61,002
Tobu Railway Co. Ltd.	17,551	295,462
Tocalo Co. Ltd. (x)	8,849	113,191
Toda Corp.	32,000	209,236
Toei Co. Ltd.	2,174	51,347
Toho Bank Ltd. (The)	26,176	53,689
Toho Co. Ltd. (x)	10,791	315,500
Toho Gas Co. Ltd. (x)	5,799	140,677
Toho Holdings Co. Ltd. (x)	4,972	129,917
Toho Titanium Co. Ltd. (x)	3,893	34,698
Tohoku Electric Power Co., Inc.	41,248	372,127
Tokai Carbon Co. Ltd. (x)	15,000	85,820
Tokai Corp.	2,615	37,578
TOKAI Holdings Corp.	9,977	61,019
Tokai Rika Co. Ltd.	7,712	103,440
Token Corp.	853	63,197
Tokio Marine Holdings, Inc.	164,347	6,134,028
Tokuyama Corp.	6,205	113,791
Tokyo Century Corp.	12,872	120,728
Tokyo Electric Power Co. Holdings, Inc.*	150,110	808,163
Tokyo Electron Ltd.	36,172	7,846,372
Tokyo Gas Co. Ltd.	35,205	756,003
Tokyo Ohka Kogyo Co. Ltd.	6,882	186,583
Tokyo Seimitsu Co. Ltd.	3,298	252,029
Tokyo Steel Manufacturing Co. Ltd.	9,358	94,865
Tokyo Tatemono Co. Ltd. (x)	19,659	310,238
Tokyotokeiba Co. Ltd. (x)	2,059	51,894

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyu Construction Co. Ltd.	14,461	$69,209
Tokyu Corp.	46,695	514,286
Tokyu Fudosan Holdings Corp.	57,534	383,882
Tomy Co. Ltd.	9,500	187,059
Topcon Corp.	8,062	90,020
TOPPAN Holdings, Inc.	21,338	587,926
Toray Industries, Inc.	117,437	555,835
Toridoll Holdings Corp. (x)	4,525	104,090
Torii Pharmaceutical Co. Ltd. (x)	2,128	48,607
Toshiba TEC Corp.	2,627	56,168
Tosho Co. Ltd.	11,530	51,598
Tosoh Corp.	24,847	324,004
Totetsu Kogyo Co. Ltd.	1,687	33,449
TOTO Ltd.	12,927	305,157
Towa Corp.	1,899	133,139
Towa Pharmaceutical Co. Ltd.	3,403	62,163
Toyo Seikan Group Holdings Ltd.	12,145	190,603
Toyo Suisan Kaisha Ltd.	9,479	561,764
Toyo Tire Corp. (x)	11,244	179,503
Toyobo Co. Ltd.	9,549	62,556
Toyoda Gosei Co. Ltd.	5,066	89,062
Toyota Boshoku Corp.	5,878	77,836
Toyota Industries Corp.	14,488	1,221,516
Toyota Motor Corp.	938,474	19,190,624
Toyota Tsusho Corp.	51,021	993,211
TPR Co. Ltd.	4,102	65,141
Trancom Co. Ltd.	1,347	54,838
Transcosmos, Inc.	3,331	71,738
TRE Holdings Corp.	8,081	65,044
Trend Micro, Inc.	8,105	329,006
Tri Chemical Laboratories, Inc. (x)	2,576	69,648
Trusco Nakayama Corp.	3,910	59,832
TS Tech Co. Ltd.	8,940	105,881
TSI Holdings Co. Ltd. (x)	14,450	86,759
Tsubakimoto Chain Co.	2,593	100,406
Tsugami Corp.	7,561	73,030
Tsumura & Co.	5,336	136,144
Tsuruha Holdings, Inc.	3,954	225,114
TV Asahi Holdings Corp.	4,061	53,914
UACJ Corp.	4,186	100,038
UBE Corp.	10,241	180,295
Uchida Yoko Co. Ltd.	1,541	80,168
Ulvac, Inc.	4,000	261,297
Unicharm Corp.	36,148	1,160,897
United Arrows Ltd.	2,708	33,478
United Super Markets Holdings, Inc. (x)	5,338	29,031
Ushio, Inc.	11,665	151,676
USS Co. Ltd.	35,606	299,538
UT Group Co. Ltd.	2,834	57,335
V Technology Co. Ltd.	1,336	25,368
Valor Holdings Co. Ltd.	4,076	62,373
ValueCommerce Co. Ltd. (x)	15,711	115,130
Visional, Inc.*	2,145	95,724
Wacoal Holdings Corp.	3,211	89,730
Wacom Co. Ltd.	10,900	51,150
Weathernews, Inc.	1,408	41,044
Welcia Holdings Co. Ltd.	9,748	121,539
West Japan Railway Co.	43,272	805,517
WingArc1st, Inc.	5,403	91,074
Wowow, Inc.	12,967	90,186
Xebio Holdings Co. Ltd.	5,148	38,108
Yakult Honsha Co. Ltd. (x)	25,208	450,686
Yamada Holdings Co. Ltd.	65,127	174,870
Yamaguchi Financial Group, Inc.	23,000	260,964
Yamaha Corp.	10,763	251,933
Yamaha Motor Co. Ltd. (x)	78,513	726,620
YA-MAN Ltd. (x)	5,286	27,039
Yamato Holdings Co. Ltd.	23,993	263,731
Yamato Kogyo Co. Ltd.	4,045	196,757
Yamazaki Baking Co. Ltd.	13,933	285,952
Yamazen Corp.	9,283	81,873
Yaoko Co. Ltd.	2,104	127,399
Yaskawa Electric Corp.	19,929	715,581
Yellow Hat Ltd.	3,916	55,981
Yodogawa Steel Works Ltd.	3,034	105,980
Yokogawa Bridge Holdings Corp.	4,453	74,950
Yokogawa Electric Corp.	18,255	441,370
Yokohama Rubber Co. Ltd. (The) (x)	9,294	205,474
Yoshinoya Holdings Co. Ltd. (x)	6,683	127,313
Yuasa Trading Co. Ltd.	3,071	108,227
Zenkoku Hosho Co. Ltd.	5,062	186,447
Zenrin Co. Ltd.	13,250	77,331
Zensho Holdings Co. Ltd. (x)	9,793	374,336
Zeon Corp.	14,213	117,934
Zojirushi Corp. (x)	6,115	58,797
ZOZO, Inc.	11,482	287,460
Zuken, Inc.	3,038	79,778

		420,687,096

Jordan (0.0%)†
Hikma Pharmaceuticals plc	27,094	647,659

Mexico (0.0%)†
Fresnillo plc	30,859	219,230

Netherlands (5.7%)
Adyen NV (m)*	5,265	6,276,836
ASML Holding NV	65,498	67,633,890
ING Groep NV	607,013	10,376,586
Koninklijke Ahold Delhaize NV	173,484	5,126,020
Wolters Kluwer NV	45,666	7,570,649

		96,983,981

New Zealand (0.2%)
a2 Milk Co. Ltd. (The) (x)*	79,941	361,035
Auckland International Airport Ltd.	29,714	139,945
Chorus Ltd.	47,291	225,882
Fisher & Paykel Healthcare Corp. Ltd.	17,870	331,048
Fletcher Building Ltd. (x)	30,824	55,314
Spark New Zealand Ltd.	24,101	61,578
Xero Ltd.*	15,555	1,415,387

		2,590,189

Nigeria (0.0%)†
Airtel Africa plc (m)	205,499	311,985

Russia (0.0%)
Evraz plc (r)*	91,874	—

South Africa (0.4%)
Anglo American plc	208,284	6,587,561

Spain (2.8%)
Banco Bilbao Vizcaya Argentaria SA	1,072,751	10,744,164
Banco Santander SA	2,908,029	13,486,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Iberdrola SA	1,077,508	$13,980,191
Industria de Diseno Textil SA	204,225	10,139,617

		48,350,681

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

United Kingdom (17.6%)
3i Group plc	157,218	6,093,346
Admiral Group plc	48,708	1,610,102
Ashtead Group plc	73,103	4,881,070
Associated British Foods plc	53,569	1,675,308
AstraZeneca plc	250,836	39,178,626
Auto Trader Group plc (m)	149,291	1,512,015
Aviva plc	452,365	2,725,364
B&M European Value Retail SA	156,078	862,588
BAE Systems plc	508,275	8,481,138
Barclays plc	2,510,970	6,630,731
Barratt Developments plc	162,844	972,029
Beazley plc	111,496	997,870
Berkeley Group Holdings plc	17,188	996,851
British American Tobacco plc	334,438	10,273,143
BT Group plc	1,057,322	1,875,863
Bunzl plc	56,552	2,151,770
Burberry Group plc	59,643	661,815
Centrica plc	892,172	1,521,395
Compass Group plc	285,055	7,783,301
ConvaTec Group plc (m)	276,654	821,139
Croda International plc	23,339	1,164,772
Darktrace plc*	71,200	518,963
DCC plc	16,499	1,155,444
Diageo plc	372,140	11,711,160
Diploma plc	22,420	1,175,590
DS Smith plc	230,271	1,225,470
easyJet plc	107,518	622,076
Entain plc	101,895	811,474
Frasers Group plc*	17,213	192,023
Halma plc	63,425	2,169,550
Hargreaves Lansdown plc	63,585	909,877
Howden Joinery Group plc	91,885	1,020,394
HSBC Holdings plc	3,153,064	27,258,806
IMI plc	43,600	972,224
Imperial Brands plc	144,481	3,696,602
Informa plc	228,396	2,470,826
InterContinental Hotels Group plc	27,253	2,868,350
Intermediate Capital Group plc	44,227	1,219,898
International Consolidated Airlines Group SA*	614,093	1,259,506
Intertek Group plc	26,941	1,632,650
J Sainsbury plc	302,245	974,273
JD Sports Fashion plc	417,939	631,338
Kingfisher plc	313,821	986,992
Land Securities Group plc (REIT)	114,896	899,762
Legal & General Group plc	1,000,541	2,871,059
Lloyds Banking Group plc	10,584,779	7,324,332
London Stock Exchange Group plc	83,192	9,885,323
LondonMetric Property plc (REIT)	330,664	808,397
M&G plc	363,317	936,909
Marks & Spencer Group plc	341,340	1,236,213
Melrose Industries plc	218,413	1,527,915
National Grid plc	804,320	8,973,755
NatWest Group plc	1,052,144	4,146,988
Next plc	19,941	2,277,742
Pearson plc	114,020	1,428,067
Persimmon plc	55,143	942,429
Phoenix Group Holdings plc	125,319	826,138
Reckitt Benckiser Group plc	118,091	6,392,120
RELX plc	312,952	14,395,980
Rentokil Initial plc	422,205	2,461,467
Rightmove plc	133,062	903,254
Rolls-Royce Holdings plc*	1,409,359	8,138,215
Sage Group plc (The)	167,819	2,309,144
Schroders plc	141,171	649,217
Segro plc (REIT)	223,807	2,541,137
Severn Trent plc	44,196	1,329,662
Smith & Nephew plc	146,384	1,814,542
Smiths Group plc	58,013	1,250,349
Spirax Group plc	12,348	1,323,652
SSE plc	182,995	4,139,543
Standard Chartered plc	356,764	3,229,055
Taylor Wimpey plc	592,366	1,064,433
Tesco plc	1,178,717	4,559,449
Unilever plc	412,593	22,661,731
UNITE Group plc (The) (REIT)	60,670	684,101
United Utilities Group plc	118,077	1,466,640
Virgin Money UK plc (CHDI)	123,411	335,073
Vistry Group plc*	52,104	779,179
Vodafone Group plc	3,662,118	3,229,388
Weir Group plc (The)	43,444	1,089,564
Whitbread plc	30,857	1,160,438
WPP plc	179,616	1,644,769

		301,990,853

United States (8.7%)
Amcor plc (CHDI)	66,720	662,738
Block, Inc. (CRDI)*	4,151	266,307
BP plc	2,827,628	16,985,571
CSL Ltd.	53,060	10,449,349
Experian plc	154,877	7,216,451
GSK plc	669,479	12,943,981
Haleon plc	1,155,650	4,712,725
James Hardie Industries plc (CHDI)*	47,646	1,503,414
Life360, Inc. (CRDI) (m)*	22,925	250,351
Light & Wonder, Inc. (CRDI)*	1,947	206,516
Newmont Corp. (CRDI)	17,593	744,902
News Corp. (CHDI), Class B	3,769	108,492
Reliance Worldwide Corp. Ltd.	86,116	259,665
ResMed, Inc. (CHDI)	65,121	1,264,169
Sanofi SA	210,966	20,320,508
Schneider Electric SE	105,497	25,341,866
Shell plc	1,070,237	38,340,806
Sims Ltd.	17,479	120,100
Stellantis NV	388,700	7,688,660

		149,386,571

Total Common Stocks (98.2%) (Cost $1,191,027,171)		1,685,747,779

CLOSED END FUNDS:
United Kingdom (0.2%)
F&C Investment Trust plc	85,787	1,097,447
Scottish Mortgage Investment Trust plc	235,558	2,632,872

		3,730,319

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
United States (0.1%)
Pershing Square Holdings Ltd.	25,006	$1,321,934

Total Closed End Funds (0.3%) (Cost $2,842,910)		5,052,253

	Number of Warrants	Value (Note 1)
WARRANTS:
Australia (0.0%)
PointsBet Holdings Ltd., expiring 7/8/24 (x)* (Cost $—)	1,293	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	400,000	400,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	4,546,292	4,546,292

Total Investment Companies		6,946,292

Total Short-Term Investments (0.4%) (Cost $6,946,292)		6,946,292

Total Investments in Securities (98.9%) (Cost $1,200,816,373)		1,697,746,324
Other Assets Less Liabilities (1.1%)		18,208,354

Net Assets (100%)		$1,715,954,678

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $9,652,830 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $33,663,007. This was collateralized by $29,550,752 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 7/15/24 – 11/15/53 and by cash of $6,946,292 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	122	9/2024	EUR	6,436,110	(24,071)
FTSE 100 Index	33	9/2024	GBP	3,425,660	(14,625)
SPI 200 Index	10	9/2024	AUD	1,296,175	11,956
TOPIX Index	26	9/2024	JPY	4,541,799	77,282

					50,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$5,052,253		$—		$5,052,253
Common Stocks
Australia	—	173,960,834		20,607		173,981,441
Austria	—	1,418,172		—		1,418,172
Belgium	—	10,217,388		—		10,217,388
Brazil	—	106,612		—		106,612
Chile	—	1,545,059		—		1,545,059
China	—	9,965,101		—		9,965,101
Finland	—	11,371,381		—		11,371,381
France	—	219,179,255		—		219,179,255
Germany	—	175,217,551		—		175,217,551
Hong Kong	—	4,182,944		—		4,182,944
Indonesia	—	122,156		—		122,156
Ireland	—	1,933,458		—		1,933,458
Italy	—	48,751,455		—		48,751,455
Japan	—	420,687,096		—		420,687,096
Jordan	—	647,659		—		647,659
Mexico	—	219,230		—		219,230
Netherlands	—	96,983,981		—		96,983,981
New Zealand	—	2,590,189		—		2,590,189
Nigeria	—	311,985		—		311,985
Russia	—	—		—	(a)	—	(a)
South Africa	—	6,587,561		—		6,587,561
Spain	—	48,350,681		—		48,350,681
United Arab Emirates	—	—		—	(a)	—	(a)
United Kingdom	—	301,990,853		—		301,990,853
United States	—	149,386,571		—		149,386,571
Futures	89,238	—		—		89,238
Short-Term Investments
Investment Companies	6,946,292	—		—		6,946,292
Warrants
Australia	—	—	(a)	—		—	(a)

Total Assets	$7,035,530	$1,690,779,425		$20,607		$1,697,835,562

Liabilities:
Futures	$(38,696)	$—		$—		$(38,696)

Total Liabilities	$(38,696)	$—		$—		$(38,696)

Total	$6,996,834	$1,690,779,425		$20,607		$1,697,796,866

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$89,238	*

Total		$89,238

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	(38,696	)*

Total		$(38,696)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,471,967	$1,471,967

Total	$1,471,967	$1,471,967

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(87,007)	$(87,007)

Total	$(87,007)	$(87,007)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$14,671,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$50,878,345
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,534,678

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$621,285,807
Aggregate gross unrealized depreciation	(156,654,729)

Net unrealized appreciation	$464,631,078

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,233,165,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,200,816,373)	$1,697,746,324
Cash	14,799,505
Foreign cash (Cost $1,767,683)	1,764,552
Cash held as collateral at broker for futures	928,543
Dividends, interest and other receivables	8,271,395
Receivable for Portfolio shares sold	1,008,464
Securities lending income receivable	9,636
Due from broker for futures variation margin	9,174
Due from Custodian	5,102
Receivable for securities sold	2,326
Other assets	33,050

Total assets	1,724,578,071

LIABILITIES
Payable for return of collateral on securities loaned	6,946,292
Payable for Portfolio shares repurchased	589,799
Investment management fees payable	446,104
Distribution fees payable – Class IB	194,152
Distribution fees payable – Class IA	136,605
Administrative fees payable	130,552
Payable for securities purchased	5,102
Trustees’ fees payable	1,178
Accrued expenses	173,609

Total liabilities	8,623,393

Commitments and contingent liabilities^
NET ASSETS	$1,715,954,678

Net assets were comprised of:
Paid in capital	$1,255,213,493
Total distributable earnings (loss)	460,741,185

Net assets	$1,715,954,678

Class IA
Net asset value, offering and redemption price per share, $658,923,603 / 58,041,386 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.35

Class IB
Net asset value, offering and redemption price per share, $938,452,252 / 84,209,134 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.14

Class K
Net asset value, offering and redemption price per share, $118,578,823 / 10,426,988 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.37

(x)	Includes value of securities on loan of $33,663,007.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,271,437 foreign withholding tax)	$33,005,665
Interest	373,532
Securities lending (net)	55,464

Total income	33,434,661

EXPENSES
Investment management fees	3,391,016
Distribution fees – Class IB	1,154,262
Distribution fees – Class IA	819,425
Administrative fees	782,602
Custodian fees	129,186
Printing and mailing expenses	90,234
Professional fees	68,591
Trustees’ fees	27,921
Miscellaneous	115,583

Gross expenses	6,578,820
Less: Waiver from investment manager	(641,164)

Net expenses	5,937,656

NET INVESTMENT INCOME (LOSS)	27,497,005

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,673,344
Futures contracts	1,471,967
Foreign currency transactions	(334,651)

Net realized gain (loss)	9,810,660

Change in unrealized appreciation (depreciation) on:
Investments in securities	58,732,294
Futures contracts	(87,007)
Foreign currency translations	(159,268)

Net change in unrealized appreciation (depreciation)	58,486,019

NET REALIZED AND UNREALIZED GAIN (LOSS)	68,296,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,793,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,497,005	$37,951,979
Net realized gain (loss)	9,810,660	15,220,376
Net change in unrealized appreciation (depreciation)	58,486,019	218,052,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	95,793,684	271,225,319

Distributions to shareholders:
Class IA	—	(17,443,512)
Class IB	—	(24,452,812)
Class K	—	(3,285,488)

Total distributions to shareholders	—	(45,181,812)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 979,518 and 2,941,247 shares, respectively ]	11,019,725	30,223,322
Capital shares issued in reinvestment of dividends [ 0 and 1,660,306 shares, respectively ]	—	17,443,512
Capital shares repurchased [ (3,013,835) and (5,911,892) shares, respectively ]	(33,735,383)	(60,303,021)

Total Class IA transactions	(22,715,658)	(12,636,187)

Class IB
Capital shares sold [ 4,412,620 and 7,930,058 shares, respectively ]	48,385,732	79,582,821
Capital shares issued in reinvestment of dividends [ 0 and 2,370,761 shares, respectively ]	—	24,452,812
Capital shares repurchased [ (5,316,151) and (11,161,568) shares, respectively ]	(58,271,363)	(111,346,017)

Total Class IB transactions	(9,885,631)	(7,310,384)

Class K
Capital shares sold [ 286,910 and 664,911 shares, respectively ]	3,201,432	6,798,559
Capital shares issued in reinvestment of dividends [ 0 and 312,346 shares, respectively ]	—	3,285,488
Capital shares repurchased [ (429,110) and (1,947,763) shares, respectively ]	(4,790,221)	(19,859,654)

Total Class K transactions	(1,588,789)	(9,775,607)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,190,078)	(29,722,178)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,603,606	196,321,329
NET ASSETS:
Beginning of period	1,654,351,072	1,458,029,743

End of period	$1,715,954,678	$1,654,351,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IA			2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.73		$9.27		$10.78		$10.04		$9.86		$8.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.25		0.27		0.26	(cc)	0.17	(aa)	0.25
Net realized and unrealized gain (loss)	0.44		1.51		(1.55)		0.83		0.22		1.58

Total from investment operations	0.62		1.76		(1.28)		1.09		0.39		1.83

Less distributions:
Dividends from net investment income	—		(0.30)		(0.23)		(0.35)		(0.18)		(0.27)
Distributions from net realized gains	—		—		—		—		(0.03)		—

Total dividends and distributions	—		(0.30)		(0.23)		(0.35)		(0.21)		(0.27)

Net asset value, end of period	$11.35		$10.73		$9.27		$10.78		$10.04		$9.86

Total return (b)	5.78%		19.01%		(11.89)%		10.93%		3.93%		22.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$658,924		$644,526		$568,748		$669,881		$619,200		$637,098
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.74	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)	0.78	%(k)
Before waivers (a)(f)	0.79%		0.80%		0.79%		0.79%		0.80%		0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.22%		2.42%		2.88%		2.37	%(dd)	1.88	%(bb)	2.75%
Before waivers (a)(f)	3.15%		2.36%		2.86%		2.37	%(dd)	1.88	%(bb)	2.75%
Portfolio turnover rate^	3	%(z)	8%		9%		10%		11%		5%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.53		$9.10		$10.59		$9.87		$9.70		$8.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.24		0.26		0.25	(cc)	0.16	(aa)	0.25
Net realized and unrealized gain (loss)	0.43		1.49		(1.52)		0.82		0.22		1.56

Total from investment operations	0.61		1.73		(1.26)		1.07		0.38		1.81

Less distributions:
Dividends from net investment income	—		(0.30)		(0.23)		(0.35)		(0.18)		(0.27)
Distributions from net realized gains	—		—		—		—		(0.03)		—

Total dividends and distributions	—		(0.30)		(0.23)		(0.35)		(0.21)		(0.27)

Net asset value, end of period	$11.14		$10.53		$9.10		$10.59		$9.87		$9.70

Total return (b)	5.79%		19.04%		(11.92)%		10.91%		3.89%		22.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$938,452		$896,378		$782,335		$910,733		$841,045		$848,443
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.74	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)	0.78	%(k)
Before waivers (a)(f)	0.79%		0.80%		0.79%		0.79%		0.80%		0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.23%		2.41%		2.88%		2.38	%(dd)	1.88	%(bb)	2.75%
Before waivers (a)(f)	3.15%		2.36%		2.86%		2.37	%(dd)	1.87	%(bb)	2.75%
Portfolio turnover rate^	3	%(z)	8%		9%		10%		11%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.73		$9.27		$10.78		$10.03		$9.86		$8.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.27		0.29		0.28	(cc)	0.19	(aa)	0.28
Net realized and unrealized gain (loss)	0.45		1.51		(1.54)		0.84		0.21		1.58

Total from investment operations	0.64		1.78		(1.25)		1.12		0.40		1.86

Less distributions:
Dividends from net investment income	—		(0.32)		(0.26)		(0.37)		(0.20)		(0.29)
Distributions from net realized gains	—		—		—		—		(0.03)		—

Total dividends and distributions	—		(0.32)		(0.26)		(0.37)		(0.23)		(0.29)

Net asset value, end of period	$11.37		$10.73		$9.27		$10.78		$10.03		$9.86

Total return (b)	5.96%		19.28%		(11.68)%		11.29%		4.05%		22.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$118,579		$113,447		$106,947		$116,340		$112,847		$174,705
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%		0.49	%(j)	0.52	%(k)	0.53	%(o)	0.54	%(o)	0.53	%(k)
Before waivers (a)(f)	0.54%		0.55%		0.54%		0.54%		0.55%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.48%		2.68%		3.12%		2.62	%(dd)	2.16	%(bb)	2.99%
Before waivers (a)(f)	3.40%		2.62%		3.10%		2.61	%(dd)	2.15	%(bb)	2.98%
Portfolio turnover rate^	3	%(z)	8%		9%		10%		11%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.74% for Class IA, 0.74% for Class IB and 0.49% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15, $0.14 and $0.17 for Class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.23% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20, $0.20 and $0.23 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.49% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
AGL Energy Ltd.	21,601	$156,061
ALS Ltd.	20,942	195,725
Altium Ltd. (x)	4,894	222,104
Alumina Ltd.*	80,412	90,925
Amotiv Ltd.	5,659	39,639
AMP Ltd. (x)	92,528	67,589
Ampol Ltd.	8,904	192,095
Ansell Ltd.	5,830	103,258
ANZ Group Holdings Ltd.	120,149	2,263,475
APA Group	54,107	288,397
ARB Corp. Ltd.	3,357	84,271
Arcadium Lithium plc (CRDI)*	15,739	51,762
Aristocrat Leisure Ltd.	25,141	834,553
ASX Ltd.	7,978	319,327
Atlas Arteria Ltd.	51,075	174,109
AUB Group Ltd.	4,347	91,897
Audinate Group Ltd.*	2,740	28,935
Aurizon Holdings Ltd.	83,979	204,482
Bank of Queensland Ltd.	21,396	82,928
Bapcor Ltd.	12,735	43,667
Beach Energy Ltd.	52,506	52,190
Bega Cheese Ltd.	10,108	28,658
Bellevue Gold Ltd.*	38,882	46,300
Bendigo & Adelaide Bank Ltd.	18,893	144,814
BHP Group Ltd.	202,255	5,758,570
BlueScope Steel Ltd.	17,075	232,713
Boss Energy Ltd.*	15,367	42,338
Brambles Ltd.	266,958	2,587,614
Breville Group Ltd.	5,221	94,527
Brickworks Ltd.	3,128	54,671
BWP Trust (REIT)	31,654	73,063
Capricorn Metals Ltd.*	21,918	69,891
CAR Group Ltd.	15,742	370,177
Centuria Capital Group (REIT)	28,828	31,731
Challenger Ltd.	17,638	82,482
Champion Iron Ltd.	15,522	66,270
Charter Hall Group (REIT)	20,235	150,916
Charter Hall Long Wale REIT (REIT)	29,555	64,077
Charter Hall Retail REIT (REIT)	19,075	41,356
Charter Hall Social Infrastructure REIT (REIT)	15,900	25,138
Cleanaway Waste Management Ltd.	94,245	174,152
Cochlear Ltd.	2,631	582,970
Coles Group Ltd.	53,479	607,560
Collins Foods Ltd.	5,548	33,680
Commonwealth Bank of Australia	66,861	5,681,527
Computershare Ltd.	23,141	406,620
Coronado Global Resources, Inc. (CRDI) (m)	32,910	26,016
Corporate Travel Management Ltd.	4,838	42,796
Credit Corp. Group Ltd.	2,888	28,841
CSR Ltd.	23,000	136,249
Data#3 Ltd.	5,527	30,861
De Grey Mining Ltd.*	89,733	68,241
Deep Yellow Ltd.*	35,770	31,975
Deterra Royalties Ltd.	11,262	29,976
Dexus (REIT)	39,692	171,581
Domain Holdings Australia Ltd.	15,333	31,197
Domino’s Pizza Enterprises Ltd.	2,970	71,108
Downer EDI Ltd.	25,221	78,068
Eagers Automotive Ltd.	9,018	63,287
Elders Ltd.	5,260	28,633
Emerald Resources NL*	18,647	43,911
Endeavour Group Ltd.	53,755	181,093
Evolution Mining Ltd.	78,043	182,219
Flight Centre Travel Group Ltd. (x)	7,568	101,881
Fortescue Ltd.	67,525	964,433
Genesis Minerals Ltd.*	36,242	42,431
Glencore plc	1,681,725	9,589,793
Gold Road Resources Ltd.	41,019	46,792
Goodman Group (REIT)	69,296	1,606,401
GPT Group (The) (REIT)	75,112	200,429
GrainCorp Ltd., Class A	8,036	47,550
Harvey Norman Holdings Ltd.	19,394	53,950
Healius Ltd.*	10,625	10,632
Helia Group Ltd.	10,987	28,365
HomeCo Daily Needs REIT (REIT) (m)	75,836	58,685
HUB24 Ltd.	3,470	107,756
IDP Education Ltd.	10,762	108,767
IGO Ltd.	20,056	75,460
Iluka Resources Ltd.	18,566	81,124
Incitec Pivot Ltd.	80,263	155,276
Ingenia Communities Group (REIT)	12,768	40,714
Inghams Group Ltd.	11,667	28,175
Insignia Financial Ltd.	24,263	37,066
Insurance Australia Group Ltd.	96,002	457,267
IPH Ltd.	8,971	37,523
IRESS Ltd.*	7,655	41,109
JB Hi-Fi Ltd.	4,187	170,969
Johns Lyng Group Ltd.	7,025	26,712
Judo Capital Holdings Ltd.*	33,650	28,284
Kelsian Group Ltd.	6,435	22,108
Lendlease Corp. Ltd.	34,175	123,338
Lifestyle Communities Ltd.	3,641	30,191
Liontown Resources Ltd. (x)*	87,574	52,871
Lottery Corp. Ltd. (The)	92,301	312,180
Lovisa Holdings Ltd.	2,652	58,152
Lynas Rare Earths Ltd.*	38,711	153,137
Macquarie Group Ltd.	14,413	1,968,076
Magellan Financial Group Ltd.	4,295	24,125
Medibank Pvt Ltd.	120,270	299,266
Megaport Ltd.*	8,385	62,761
Metcash Ltd.	45,279	106,928
Mineral Resources Ltd.	6,913	248,661
Mirvac Group (REIT)	159,119	198,497
Monadelphous Group Ltd.	3,274	28,044
Nanosonics Ltd.*	329	656
National Australia Bank Ltd.	124,175	3,001,190
National Storage REIT (REIT)	49,559	76,040
Netwealth Group Ltd.	3,292	48,687
Neuren Pharmaceuticals Ltd.*	4,985	70,733
New Hope Corp. Ltd.	19,950	64,946
NEXTDC Ltd.*	24,528	288,473
nib holdings Ltd.	17,468	85,649
Nine Entertainment Co. Holdings Ltd.	38,897	36,327
Northern Star Resources Ltd.	49,719	431,178
NRW Holdings Ltd.	18,286	37,694
Nufarm Ltd.	16,854	51,719
Orica Ltd.	19,013	226,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Origin Energy Ltd.	67,931	$492,140
Orora Ltd.	40,922	53,779
Paladin Energy Ltd. (x)*	10,687	88,974
Perpetual Ltd.	4,518	64,227
Perseus Mining Ltd.	43,423	68,074
PEXA Group Ltd.*	3,591	33,035
Pilbara Minerals Ltd. (x)	118,627	242,948
Pinnacle Investment Management Group Ltd.	6,284	59,443
PolyNovo Ltd. (x)*	29,660	48,476
Premier Investments Ltd.	3,961	82,310
Pro Medicus Ltd.	2,092	199,930
Qantas Airways Ltd.*	64,630	252,221
QBE Insurance Group Ltd.	59,398	689,068
Qube Holdings Ltd.	68,053	165,703
Ramelius Resources Ltd.	62,904	80,569
Ramsay Health Care Ltd.	7,806	247,142
REA Group Ltd.	2,060	270,255
Red 5 Ltd.*	244,918	58,819
Reece Ltd.	9,903	166,280
Region RE Ltd. (REIT)	46,044	64,504
Regis Resources Ltd.*	33,584	39,319
Rio Tinto Ltd.	13,549	1,075,586
Rio Tinto plc	64,719	4,255,005
Sandfire Resources Ltd.*	21,595	125,765
Santos Ltd.	129,428	661,375
Scentre Group (REIT)	184,772	384,576
SEEK Ltd.	14,554	207,384
Seven Group Holdings Ltd.	7,636	191,941
Sigma Healthcare Ltd.	60,517	51,473
SiteMinder Ltd.*	9,363	31,792
SmartGroup Corp. Ltd.	5,560	31,342
Sonic Healthcare Ltd.	18,678	327,700
South32 Ltd.	185,282	452,382
Stanmore Resources Ltd.	13,611	32,143
Star Entertainment Group Ltd. (The)*	98,193	32,097
Steadfast Group Ltd.	52,572	216,737
Stockland (REIT)	97,057	269,994
Suncorp Group Ltd.	52,504	609,793
Super Retail Group Ltd.	5,904	54,943
Tabcorp Holdings Ltd.	82,114	38,345
Technology One Ltd.	11,605	143,996
Telix Pharmaceuticals Ltd.*	10,024	124,713
Telstra Group Ltd.	463,339	1,118,918
TPG Telecom Ltd.	22,358	68,311
Transurban Group	125,268	1,036,222
Treasury Wine Estates Ltd.	32,710	271,451
Ventia Services Group Pty. Ltd.	28,163	71,956
Vicinity Ltd. (REIT)	144,176	177,933
Virgin Australia International Holdings Pty. Ltd. (r)*	96,120	—
Viva Energy Group Ltd. (m)	41,074	86,311
Washington H Soul Pattinson & Co. Ltd.	9,794	214,432
Waypoint REIT Ltd. (REIT)	35,784	51,801
Webjet Ltd.*	17,419	104,350
Wesfarmers Ltd.	45,316	1,970,411
West African Resources Ltd.*	32,110	34,487
Westpac Banking Corp.	138,806	2,521,429
Whitehaven Coal Ltd.	32,179	164,220
WiseTech Global Ltd.	7,353	491,990
Woodside Energy Group Ltd. (ASE Stock Exchange)	51,115	961,936
Woodside Energy Group Ltd. (London Stock Exchange)	24,523	460,644
Woolworths Group Ltd.	48,051	1,083,132
Worley Ltd.	17,400	173,881

		70,391,195

Austria (0.0%)†
Mondi plc	26,668	511,902

Belgium (1.0%)
Anheuser-Busch InBev SA/NV	119,400	6,920,402
Liberty Global Ltd., Class A*	145,495	2,535,978

		9,456,380

Brazil (0.0%)†
Karoon Energy Ltd.*	36,590	44,669

Canada (0.5%)
Open Text Corp.	151,852	4,559,833

Chile (0.1%)
Antofagasta plc	20,526	547,480

China (1.6%)
Alibaba Group Holding Ltd.	576,600	5,205,537
Prosus NV	307,095	10,938,662

		16,144,199

Denmark (0.5%)
DSV A/S	32,000	4,903,000

Finland (0.4%)
Nokia OYJ	337,611	1,286,627
Nordea Bank Abp	228,605	2,721,225

		4,007,852

France (12.2%)
Accor SA	103,497	4,245,176
Air Liquide SA	37,868	6,540,668
Airbus SE	62,076	8,526,762
AXA SA	125,167	4,097,835
BNP Paribas SA	223,838	14,270,490
Capgemini SE	15,200	3,022,906
Cie de Saint-Gobain SA	33,620	2,614,708
Danone SA	100,549	6,146,543
Edenred SE	115,000	4,853,706
EssilorLuxottica SA	20,207	4,354,106
Hermes International SCA	2,309	5,291,843
Kering SA	27,955	10,134,151
L’Oreal SA	15,894	6,979,740
LVMH Moet Hennessy Louis Vuitton SE	16,859	12,884,152
Pernod Ricard SA	13,170	1,787,029
Publicis Groupe SA	14,405	1,533,139
Safran SA	25,001	5,285,350
TotalEnergies SE	156,866	10,471,169
Valeo SE	59,375	631,934
Vinci SA	38,820	4,090,078
Worldline SA (m)*	238,000	2,579,447

		120,340,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (13.6%)
adidas AG	24,547	$5,862,360
Allianz SE (Registered)	46,917	13,038,775
BASF SE	58,857	2,848,142
Bayer AG (Registered) (x)	409,964	11,582,164
Bayerische Motoren Werke AG	87,840	8,314,105
Brenntag SE	48,200	3,249,982
Continental AG	123,820	7,014,806
Daimler Truck Holding AG	113,400	4,514,138
Deutsche Boerse AG	12,552	2,568,874
Deutsche Post AG	63,478	2,569,031
Deutsche Telekom AG (Registered)	228,442	5,744,381
Fresenius Medical Care AG	182,800	7,000,723
Fresenius SE & Co. KGaA*	225,900	6,744,942
Henkel AG & Co. KGaA	29,405	2,313,035
Infineon Technologies AG	85,877	3,155,030
Mercedes-Benz Group AG	162,481	11,235,763
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,802	4,402,176
SAP SE	77,859	15,802,765
Siemens AG (Registered) (x)	72,273	13,446,062
thyssenkrupp AG	321,000	1,388,163
Volkswagen AG (Preference) (q)	13,507	1,524,645

		134,320,062

Hong Kong (1.0%)
Prudential plc	1,046,351	9,502,222

India (0.2%)
Axis Bank Ltd.	136,800	2,075,685

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	4,049,800	1,520,994
Nickel Industries Ltd.	38,546	20,571

		1,541,565

Ireland (0.3%)
Smurfit Kappa Group plc (Euronext Dublin)	41,900	1,866,709
Smurfit Kappa Group plc (London Stock Exchange) (x)	15,159	676,436

		2,543,145

Italy (2.8%)
Coca-Cola HBC AG	12,709	433,446
Enel SpA	511,251	3,555,622
Eni SpA	149,754	2,302,081
Ferrari NV	7,637	3,113,686
Intesa Sanpaolo SpA (Gettex Stock Exchange)	56,000	207,927
Intesa Sanpaolo SpA (SIGMA X MTF Stock Exchange)	2,546,566	9,466,267
Ryanair Holdings plc (ADR)	38,200	4,448,008
UniCredit SpA	111,277	4,123,951

		27,650,988

Japan (16.2%)
&Do Holdings Co. Ltd. (x)	3,300	21,783
77 Bank Ltd. (The)	1,400	38,940
A&A Material Corp.	200	1,688
A&D HOLON Holdings Co. Ltd.	1,200	22,025
ABC-Mart, Inc.	2,400	42,141
Achilles Corp.	1,000	10,156
Acom Co. Ltd.	1,400	3,559
Adastria Co. Ltd.	760	17,171
ADEKA Corp.	3,100	62,389
Advan Group Co. Ltd.	1,400	8,493
Advance Create Co. Ltd.	200	1,339
Advanex, Inc.*	200	1,490
Advantest Corp.	17,900	714,821
Adways, Inc.	1,700	4,332
Aeon Co. Ltd.	21,899	468,088
Aeon Fantasy Co. Ltd.	400	5,683
AEON Financial Service Co. Ltd. (x)	1,500	12,297
Aeon Hokkaido Corp.	900	5,079
Aeon Mall Co. Ltd.	3,160	37,229
AGC, Inc. (x)	6,100	197,381
Ai Holdings Corp. (x)	300	4,430
Aica Kogyo Co. Ltd.	700	15,219
Aichi Corp.	2,100	16,276
Aichi Financial Group, Inc. (x)	32	534
Aichi Steel Corp.	600	13,183
Aichi Tokei Denki Co. Ltd.	300	4,268
Aida Engineering Ltd.	3,300	18,685
Aiful Corp.	6,900	16,340
Aigan Co. Ltd.*	900	1,007
Ain Holdings, Inc.	1,000	37,218
Aiphone Co. Ltd.	800	15,365
Air Water, Inc.	5,900	79,778
Airport Facilities Co. Ltd.	1,200	4,505
Airtech Japan Ltd.	300	2,252
Aisan Industry Co. Ltd.	1,500	13,052
Aisin Corp.	5,148	167,760
Aizawa Securities Group Co. Ltd.	2,200	36,427
Ajinomoto Co., Inc.	15,400	539,943
Akebono Brake Industry Co. Ltd.*	5,700	6,058
Akita Bank Ltd. (The)	800	13,261
Alconix Corp.	800	7,777
Alfresa Holdings Corp.	6,100	83,525
Alleanza Holdings Co. Ltd.	111	794
Alpen Co. Ltd. (x)	700	8,880
Alpha Corp.	300	2,655
Alpha Systems, Inc.	360	6,769
Alps Alpine Co. Ltd.	6,032	57,606
Alps Logistics Co. Ltd.	900	31,997
Altech Co. Ltd.	500	848
Altech Corp.	1,100	17,243
Amada Co. Ltd.	5,300	58,538
Amano Corp.	600	15,491
Amuse, Inc.	600	6,082
Amvis Holdings, Inc.	2,100	30,007
ANA Holdings, Inc.	17,900	330,375
Anest Iwata Corp.	2,000	20,436
Anicom Holdings, Inc.	6,400	26,771
Anritsu Corp. (x)	5,200	39,851
Anycolor, Inc. (x)*	1,700	29,152
AOKI Holdings, Inc.	2,200	18,282
Aoyama Trading Co. Ltd.	1,600	14,857
Aozora Bank Ltd. (x)	4,300	70,223
Appier Group, Inc.*	3,800	28,531
Arakawa Chemical Industries Ltd.	1,000	7,514
Araya Industrial Co. Ltd.	200	6,700
Arclands Corp.	1,400	16,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arcs Co. Ltd.	1,500	$27,102
ARE Holdings, Inc.	2,400	31,311
Argo Graphics, Inc.	800	23,842
Ariake Japan Co. Ltd.	800	26,005
Arisawa Manufacturing Co. Ltd.	2,000	20,225
Artience Co. Ltd.	200	4,177
Artner Co. Ltd. (x)	1,500	18,590
As One Corp.	3,000	53,459
Asahi Co. Ltd.	500	4,808
Asahi Diamond Industrial Co. Ltd.	4,000	24,613
Asahi Group Holdings Ltd. (x)	14,300	504,397
Asahi Intecc Co. Ltd. (x)	8,800	123,366
Asahi Kasei Corp.	42,000	269,010
Asahi Kogyosha Co. Ltd.	800	6,842
Asahi Net, Inc.	1,000	4,152
ASAHI YUKIZAI Corp.	800	26,055
Asanuma Corp.	800	18,795
Ashimori Industry Co. Ltd.	300	4,522
Asics Corp.	22,000	336,516
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	15,420
ASKUL Corp. (x)	1,800	24,445
Astellas Pharma, Inc.	53,700	530,692
Astena Holdings Co. Ltd.	1,000	3,375
Atsugi Co. Ltd.*	1,100	4,205
Autobacs Seven Co. Ltd.	100	967
Avantia Co. Ltd.	1,000	5,302
Avex, Inc.	2,300	19,499
Awa Bank Ltd. (The)	100	1,756
Axell Corp.	400	3,677
Axial Retailing, Inc.	2,800	17,838
Azbil Corp.	4,600	128,116
AZ-COM MARUWA Holdings, Inc.	2,000	14,532
Azuma Shipping Co. Ltd.	600	1,108
Bandai Namco Holdings, Inc.	18,000	351,296
Bando Chemical Industries Ltd.	2,000	24,887
Bank of Iwate Ltd. (The)	800	14,251
Bank of Nagoya Ltd. (The)	99	4,769
Bank of Saga Ltd. (The)	700	11,865
Bank of the Ryukyus Ltd.	2,500	19,998
BayCurrent Consulting, Inc.	5,000	100,690
Beenos, Inc.	1,700	25,454
Belc Co. Ltd.	600	28,417
Belluna Co. Ltd.	3,000	14,320
Bic Camera, Inc. (x)	6,000	57,169
BIPROGY, Inc.	2,100	58,188
BML, Inc.	1,400	25,035
Bookoff Group Holdings Ltd.	700	6,143
BP Castrol KK	500	2,990
Bridgestone Corp. (x)	17,900	703,361
Brother Industries Ltd.	8,200	144,286
Bunka Shutter Co. Ltd.	100	1,095
CAC Holdings Corp.	700	8,145
Calbee, Inc. (x)	2,900	55,678
Can Do Co. Ltd.	1,000	21,443
Canare Electric Co. Ltd.	100	987
Canon Electronics, Inc.	1,100	15,452
Canon Marketing Japan, Inc. (x)	1,200	33,369
Canon, Inc. (x)	30,400	822,684
Capcom Co. Ltd.	11,200	211,136
Carlit Co. Ltd.	1,000	8,994
Casio Computer Co. Ltd.	1,600	11,949
Cawachi Ltd.	800	14,619
Central Glass Co. Ltd.	1,100	25,604
Central Japan Railway Co.	23,900	515,910
Central Security Patrols Co. Ltd.	500	9,805
Central Sports Co. Ltd.	400	6,268
Change Holdings, Inc. (x)	1,000	7,465
Chiba Bank Ltd. (The)	15,800	140,628
Chiba Kogyo Bank Ltd. (The)	2,300	14,524
Chilled & Frozen Logistics Holdings Co. Ltd.	400	14,246
Chino Corp.	400	6,454
Chiyoda Co. Ltd.	1,600	9,298
Chiyoda Integre Co. Ltd.	400	7,881
Chofu Seisakusho Co. Ltd.	1,200	16,468
Chori Co. Ltd. (x)	800	17,801
Chubu Electric Power Co., Inc.	21,900	258,760
Chubu Shiryo Co. Ltd.	1,200	12,090
Chudenko Corp.	700	14,010
Chuetsu Pulp & Paper Co. Ltd.	400	3,806
Chugai Pharmaceutical Co. Ltd. (x)	20,100	714,100
Chugai Ro Co. Ltd.	400	8,441
Chugin Financial Group, Inc.	4,200	44,026
Chugoku Electric Power Co., Inc. (The)	9,800	64,353
Chugoku Marine Paints Ltd.	600	7,585
Chuo Spring Co. Ltd.	400	3,252
CI Takiron Corp.	3,000	13,705
Citizen Watch Co. Ltd.	2,700	18,040
CKD Corp.	2,900	57,319
Cleanup Corp.	1,200	5,542
CMK Corp.	2,400	8,905
Coca-Cola Bottlers Japan Holdings, Inc.	2,473	31,003
COLOPL, Inc.	1,700	6,910
Colowide Co. Ltd. (x)	2,300	28,605
Computer Engineering & Consulting Ltd.	1,600	21,292
Computer Institute of Japan Ltd.	4,320	12,351
COMSYS Holdings Corp.	3,914	75,195
Concordia Financial Group Ltd.	34,446	202,578
Core Corp.	400	4,893
Corona Corp., Class A	500	3,027
Cosel Co. Ltd.	1,800	13,996
Cosmo Energy Holdings Co. Ltd.	1,500	75,517
Cosmos Pharmaceutical Corp.	600	48,387
Create Medic Co. Ltd.	300	1,764
Create Restaurants Holdings, Inc.	3,900	26,664
Create SD Holdings Co. Ltd.	100	2,247
Credit Saison Co. Ltd.	4,700	97,219
Cresco Ltd.	1,200	9,942
CTI Engineering Co. Ltd.	700	22,276
CyberAgent, Inc.	13,600	85,164
Cybozu, Inc. (x)	2,000	24,849
Dai Nippon Printing Co. Ltd.	5,900	198,464
Dai Nippon Toryo Co. Ltd.	1,400	11,512
Daicel Corp.	8,200	78,616
Dai-Dan Co. Ltd.	1,000	19,081
Daido Kogyo Co. Ltd.	400	2,357
Daido Metal Co. Ltd.	1,000	3,878
Daido Steel Co. Ltd.	2,700	24,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Daidoh Ltd.	1,600	$8,025
Daifuku Co. Ltd.	10,500	196,439
Daihen Corp.	600	30,953
Daiho Corp.	800	16,657
Daiichi Jitsugyo Co. Ltd.	1,200	18,132
Dai-ichi Life Holdings, Inc.	28,900	772,032
Daiichi Sankyo Co. Ltd.	54,600	1,874,637
Daiichikosho Co. Ltd.	1,800	18,533
Daiken Medical Co. Ltd.	400	1,362
Daiki Aluminium Industry Co. Ltd.	2,000	15,812
Daikin Industries Ltd.	7,400	1,028,889
Daikoku Denki Co. Ltd. (x)	500	12,648
Dainichi Co. Ltd.	600	2,625
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	17,005
Daio Paper Corp.	2,800	15,492
Daiseki Co. Ltd. (x)	1,279	29,731
Daishi Hokuetsu Financial Group, Inc.	1,050	33,479
Daisue Construction Co. Ltd.	400	4,284
Daisyo Corp.	600	4,647
Daito Bank Ltd. (The)	700	3,350
Daito Trust Construction Co. Ltd.	2,300	237,091
Daitobo Co. Ltd.	1,000	646
Daitron Co. Ltd. (x)	500	9,015
Daiwa House Industry Co. Ltd.	16,800	425,717
Daiwa Industries Ltd.	1,000	9,534
Daiwa Securities Group, Inc.	50,000	381,316
Daiwabo Holdings Co. Ltd.	3,050	54,625
Danto Holdings Corp. (x)*	1,000	4,680
DCM Holdings Co. Ltd. (x)	2,500	22,686
Dear Life Co. Ltd.	1,000	5,967
DeNA Co. Ltd.	900	8,922
Denka Co. Ltd.	2,600	34,962
Denso Corp.	49,600	770,096
Dentsu Group, Inc. (x)	6,700	168,781
Dentsu Soken, Inc.	500	16,409
Denyo Co. Ltd.	1,100	19,964
Descente Ltd.	1,700	35,661
Dexerials Corp.	1,500	69,485
DIC Corp. (x)	2,699	51,182
Digital Arts, Inc.	400	11,213
Digital Garage, Inc.	1,700	26,099
Dijet Industrial Co. Ltd.	100	535
dip Corp.	1,200	20,407
Disco Corp.	3,000	1,138,169
DKK Co. Ltd.	600	7,880
DKS Co. Ltd.	400	9,970
DMG Mori Co. Ltd.	3,900	101,251
Doshisha Co. Ltd.	1,000	14,718
Doutor Nichires Holdings Co. Ltd.	2,100	29,237
Dowa Holdings Co. Ltd. (x)	900	31,935
DTS Corp.	1,000	26,198
Duskin Co. Ltd.	1,400	31,909
DyDo Group Holdings, Inc. (x)	1,000	16,645
Dynic Corp.	400	2,091
Eagle Industry Co. Ltd.	1,000	11,983
Earth Corp.	100	3,002
East Japan Railway Co.	34,300	568,042
Ebara Corp. (x)	13,500	213,421
Ebara Jitsugyo Co. Ltd.	600	15,383
Echo Trading Co. Ltd.	300	2,502
Econach Holdings Co. Ltd.*	750	625
Eco’s Co. Ltd.	400	5,823
eGuarantee, Inc.	1,600	14,420
Ehime Bank Ltd. (The)	1,400	11,434
Eiken Chemical Co. Ltd.	2,000	27,845
Eisai Co. Ltd.	7,900	323,680
Eizo Corp.	100	3,024
Elecom Co. Ltd.	1,400	14,201
Electric Power Development Co. Ltd.	3,700	57,734
Elematec Corp.	1,800	22,532
ENEOS Holdings, Inc.	94,750	486,794
en-Japan, Inc.	1,100	17,892
Enplas Corp. (x)	200	9,982
Enshu Ltd.	200	894
eRex Co. Ltd. (x)*	1,900	8,420
Escrow Agent Japan, Inc.	27,600	24,360
Eslead Corp.	500	13,969
ESPEC Corp.	1,200	23,755
euglena Co. Ltd. (x)*	8,500	28,582
Exedy Corp.	1,500	27,485
EXEO Group, Inc.	6,116	60,803
Ezaki Glico Co. Ltd. (x)	900	23,388
Faith, Inc.	400	1,119
FALCO HOLDINGS Co. Ltd.	600	8,603
Fancl Corp.	2,700	46,150
FANUC Corp.	29,700	813,893
Fast Retailing Co. Ltd.	3,700	932,762
FCC Co. Ltd.	1,800	26,280
Feed One Co. Ltd.	1,504	8,918
Felissimo Corp.	300	1,760
FIDEA Holdings Co. Ltd.	700	7,209
Financial Partners Group Co. Ltd.	1,800	25,038
FINDEX, Inc.	1,700	10,746
First Baking Co. Ltd.*	100	416
Food & Life Cos. Ltd.	3,200	51,782
Foster Electric Co. Ltd.	1,100	12,320
FP Corp.	800	11,993
France Bed Holdings Co. Ltd.	1,600	12,590
F-Tech, Inc.	400	1,611
Fudo Tetra Corp.	980	14,759
Fuji Co. Ltd.	1,300	16,306
Fuji Corp.	1,700	26,933
Fuji Corp. Ltd.	1,200	6,071
Fuji Electric Co. Ltd.	4,200	238,911
Fuji Kosan Co. Ltd.	400	4,448
Fuji Kyuko Co. Ltd.	1,500	29,741
Fuji Media Holdings, Inc.	5,200	59,324
Fuji Oil Co. Ltd.	3,300	10,543
Fuji Oil Holdings, Inc.	1,600	27,950
Fuji Seal International, Inc.	2,400	36,726
Fuji Soft, Inc.	1,300	58,661
Fujibo Holdings, Inc.	500	15,570
Fujicco Co. Ltd.	1,000	11,548
FUJIFILM Holdings Corp.	34,210	799,913
Fujikura Composites, Inc.	800	6,912
Fujikura Kasei Co. Ltd.	1,600	5,489
Fujikura Ltd.	6,900	136,207
Fujimi, Inc. (x)	1,800	33,955
Fujimori Kogyo Co. Ltd.	900	23,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Fujita Kanko, Inc.*	300	$18,161
Fujitec Co. Ltd.	1,400	37,382
Fujitsu General Ltd.	2,000	25,943
Fujitsu Ltd.	313,600	4,906,030
Fujiya Co. Ltd.	700	11,373
FuKoKu Co. Ltd.	500	7,138
Fukuda Corp.	200	7,272
Fukui Bank Ltd. (The)	1,000	14,364
Fukui Computer Holdings, Inc.	400	6,278
Fukuoka Financial Group, Inc.	4,784	127,859
Fukushima Bank Ltd. (The)	1,500	2,685
Fukushima Galilei Co. Ltd.	600	24,800
Fukuyama Transporting Co. Ltd. (x)	400	9,870
FULLCAST Holdings Co. Ltd. (x)	1,000	9,019
Funai Soken Holdings, Inc.	2,340	33,350
Furukawa Co. Ltd.	2,100	24,539
Furukawa Electric Co. Ltd.	2,300	58,240
Fuso Pharmaceutical Industries Ltd.	400	6,076
Futaba Corp.	2,100	8,549
Futaba Industrial Co. Ltd.	3,500	19,209
Future Corp.	2,000	18,994
Fuyo General Lease Co. Ltd.	100	7,648
G-7 Holdings, Inc.	1,200	12,299
Gakken Holdings Co. Ltd.	2,000	13,152
Gakujo Co. Ltd.	400	4,803
Gecoss Corp.	800	5,062
Genki Sushi Co. Ltd.	600	12,530
Geo Holdings Corp.	300	3,120
giftee, Inc.*	1,900	13,167
GLOBERIDE, Inc.	1,000	13,301
Glory Ltd.	200	3,485
GMO internet group, Inc.	3,400	51,901
GMO Payment Gateway, Inc.	1,500	82,538
Godo Steel Ltd.	700	22,320
Goldcrest Co. Ltd.	1,100	18,391
Goldwin, Inc.	1,300	71,218
Gourmet Kineya Co. Ltd.	4,200	29,081
Gree, Inc.	5,100	16,895
GS Yuasa Corp.	1,300	25,751
GSI Creos Corp.	600	8,503
Gun-Ei Chemical Industry Co. Ltd.	300	6,163
GungHo Online Entertainment, Inc. (x)	2,600	43,818
Gunma Bank Ltd. (The)	14,200	90,642
Gunze Ltd.	800	28,641
Gurunavi, Inc.*	2,000	3,941
H.U. Group Holdings, Inc.	2,900	42,340
H2O Retailing Corp.	2,660	39,382
Hachijuni Bank Ltd. (The)	15,816	103,169
Hakudo Co. Ltd.	400	7,120
Hakuhodo DY Holdings, Inc. (x)	7,400	54,043
Hakuto Co. Ltd. (x)	700	22,363
Hakuyosha Co. Ltd.	100	1,490
Hamakyorex Co. Ltd.	600	16,427
Hamamatsu Photonics KK	5,200	139,236
Hankyu Hanshin Holdings, Inc.	7,100	188,610
Hanwa Co. Ltd.	1,300	49,773
Happinet Corp.	600	12,437
Hard Off Corp. Co. Ltd.	500	6,467
Harima Chemicals Group, Inc.	1,100	6,372
Haruyama Holdings, Inc.	500	1,886
Haseko Corp.	2,300	25,417
Hayashikane Sangyo Co. Ltd.	400	1,315
Hazama Ando Corp.	4,020	29,134
Heiwa Corp.	1,820	23,439
Heiwa Real Estate Co. Ltd.	700	17,055
Heiwado Co. Ltd.	2,100	31,535
Helios Techno Holding Co. Ltd.	1,100	5,880
Hibiya Engineering Ltd.	400	8,888
Hiday Hidaka Corp.	1,640	30,631
Hikari Tsushin, Inc.	400	74,498
Hino Motors Ltd.*	15,000	38,971
Hirakawa Hewtech Corp.	400	3,655
Hirogin Holdings, Inc.	5,900	45,582
Hirose Electric Co. Ltd.	1,023	112,988
HIS Co. Ltd. (x)*	3,100	31,349
Hisaka Works Ltd.	1,000	6,588
Hisamitsu Pharmaceutical Co., Inc.	600	13,862
Hitachi Construction Machinery Co. Ltd.	2,700	72,295
Hitachi Ltd.	151,140	3,382,778
Hitachi Zosen Corp.	400	2,615
Hochiki Corp.	1,000	13,929
Hodogaya Chemical Co. Ltd.	200	6,800
Hokkaido Electric Power Co., Inc.	7,100	52,691
Hokkaido Gas Co. Ltd.	400	8,565
Hokkan Holdings Ltd.	600	6,739
Hokko Chemical Industry Co. Ltd.	1,000	9,255
Hokkoku Financial Holdings, Inc.	500	16,409
Hokuetsu Corp. (x)	2,300	15,125
Hokuhoku Financial Group, Inc.	2,900	37,248
Hokuriku Electric Industry Co. Ltd.	400	3,515
Hokuriku Electric Power Co. (x)	3,300	20,890
Hokushin Co. Ltd.	800	602
Hokuto Corp.	1,400	16,533
Honda Motor Co. Ltd.	148,700	1,589,682
Honeys Holdings Co. Ltd. (x)	1,080	10,619
Hoosiers Holdings Co. Ltd.	2,000	14,407
Horiba Ltd.	1,400	112,947
Hoshizaki Corp.	4,000	126,844
Hosiden Corp.	600	8,025
Hosokawa Micron Corp.	800	21,008
House Foods Group, Inc.	1,400	24,765
House of Rose Co. Ltd. (x)	2,700	26,599
Howa Machinery Ltd.	600	3,170
Hoya Corp.	12,300	1,429,993
Hulic Co. Ltd. (x)	14,800	131,037
Hyakugo Bank Ltd. (The)	11,000	47,312
Hyakujushi Bank Ltd. (The)	1,400	29,585
HYPER, Inc.	8,200	15,953
Ibiden Co. Ltd.	2,900	118,026
Ichibanya Co. Ltd. (x)	4,000	27,497
Ichigo, Inc.	10,100	25,173
Ichiken Co. Ltd.	200	3,314
Ichikoh Industries Ltd.	2,000	6,762
Ichinen Holdings Co. Ltd.	1,300	13,978
Ichiyoshi Securities Co. Ltd.	2,700	14,499
Icom, Inc.	600	11,412
Idec Corp.	1,400	25,696
Idemitsu Kosan Co. Ltd.	31,110	201,386
IDOM, Inc.	3,300	28,674
IHI Corp.	4,600	137,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Iida Group Holdings Co. Ltd.	5,976	$78,651
Iino Kaiun Kaisha Ltd.	4,300	34,210
Ikegami Tsushinki Co. Ltd.	300	1,507
Imasen Electric Industrial (x)	800	3,093
Impress Holdings, Inc.	1,000	1,019
Inaba Denki Sangyo Co. Ltd.	1,500	36,547
Inaba Seisakusho Co. Ltd.	600	7,186
Inageya Co. Ltd. (x)	1,000	7,626
Ines Corp.	1,600	18,308
I-Net Corp.	550	7,343
Infocom Corp.	1,100	41,432
Infomart Corp.	6,800	13,060
INFRONEER Holdings, Inc.	6,012	48,745
Inpex Corp. (x)	28,700	422,232
Intage Holdings, Inc.	300	2,795
Integrated Design & Engineering Holdings Co. Ltd.	800	21,058
Internet Initiative Japan, Inc.	2,900	42,710
Inui Global Logistics Co. Ltd.	490	3,536
I’rom Group Co. Ltd.	300	5,159
Iseki & Co. Ltd. (x)	1,300	8,444
Isetan Mitsukoshi Holdings Ltd.	10,500	197,091
Ishihara Sangyo Kaisha Ltd.	2,100	21,197
Ishii Iron Works Co. Ltd.	100	1,768
Ishikawa Seisakusho Ltd.*	200	2,127
Ishizuka Glass Co. Ltd.	100	1,829
Isuzu Motors Ltd.	16,700	221,193
Itfor, Inc.	1,300	11,627
Ito En Ltd.	2,100	45,448
ITOCHU Corp. (x)	44,300	2,162,547
Itochu Enex Co. Ltd.	2,700	25,525
Itochu-Shokuhin Co. Ltd.	300	13,164
Itoham Yonekyu Holdings, Inc.	14	374
Itoki Corp.	2,600	27,747
IwaiCosmo Holdings, Inc.	1,100	15,452
Iwatani Corp.	1,400	81,395
Iwatsu Electric Co. Ltd.	500	4,397
Iyogin Holdings, Inc.	5,600	51,844
Izumi Co. Ltd. (x)	1,700	33,992
Izutsuya Co. Ltd.	600	1,671
J Front Retailing Co. Ltd.	6,600	68,814
Jaccs Co. Ltd. (x)	700	20,253
JAFCO Group Co. Ltd.	2,200	25,967
JANOME Corp.	1,200	5,154
Japan Airlines Co. Ltd.	15,200	239,823
Japan Airport Terminal Co. Ltd.	2,100	71,619
Japan Asia Investment Co. Ltd.*	800	1,198
Japan Cash Machine Co. Ltd.	1,100	9,442
Japan Communications, Inc.*	1,100	1,285
Japan Display, Inc. (x)*	17,300	2,043
Japan Electronic Materials Corp.	500	11,188
Japan Elevator Service Holdings Co. Ltd.	2,200	35,347
Japan Exchange Group, Inc.	15,700	366,128
Japan Foods Co. Ltd.	100	1,518
Japan Foundation Engineering Co. Ltd.	1,700	6,540
Japan Lifeline Co. Ltd.	1,800	12,676
Japan Material Co. Ltd.	1,900	26,146
Japan Medical Dynamic Marketing, Inc.	1,000	4,251
Japan Oil Transportation Co. Ltd.	100	1,893
Japan Petroleum Exploration Co. Ltd.	1,400	56,560
Japan Post Bank Co. Ltd.	69,300	654,493
Japan Post Holdings Co. Ltd.	66,900	663,220
Japan Post Insurance Co. Ltd.	4,800	93,112
Japan Property Management Center Co. Ltd.	200	1,495
Japan Pulp & Paper Co. Ltd.	600	22,674
Japan Securities Finance Co. Ltd.	2,346	23,286
Japan Steel Works Ltd. (The)	1,700	45,255
Japan Tobacco, Inc. (x)	36,500	986,401
Japan Transcity Corp.	2,000	13,450
Japan Wool Textile Co. Ltd. (The)	400	3,384
JBCC Holdings, Inc.	1,000	22,686
JCR Pharmaceuticals Co. Ltd.	3,500	13,205
JCU Corp.	800	19,865
Jeol Ltd.	2,000	90,347
JFE Holdings, Inc.	16,744	240,977
JGC Holdings Corp.	6,600	51,708
JINS Holdings, Inc.	500	12,167
JK Holdings Co. Ltd.	1,100	7,008
JMDC, Inc.	800	16,513
JMS Co. Ltd.	500	1,678
Joban Kosan Co. Ltd. (x)*	3,700	27,872
J-Oil Mills, Inc.	1,000	12,387
Joshin Denki Co. Ltd.	1,000	16,465
JSP Corp.	800	11,496
JTEKT Corp.	7,500	52,186
Juki Corp.	1,400	4,499
Juroku Financial Group, Inc.	400	11,847
Justsystems Corp.	900	16,838
JVCKenwood Corp.	5,800	33,598
K&O Energy Group, Inc.	500	11,887
Kadokawa Corp.	3,468	55,601
Kaga Electronics Co. Ltd.	400	14,345
Kagome Co. Ltd.	2,100	42,655
Kajima Corp.	11,800	204,001
Kakaku.com, Inc.	5,200	68,147
Kaken Pharmaceutical Co. Ltd.	500	11,965
Kamei Corp.	1,000	14,731
Kamigumi Co. Ltd.	1,900	39,124
Kanaden Corp.	1,000	10,517
Kanagawa Chuo Kotsu Co. Ltd.	200	3,903
Kanamoto Co. Ltd.	1,000	18,435
Kandenko Co. Ltd. (x)	2,900	31,039
Kaneka Corp.	400	10,504
Kanematsu Corp.	2,500	41,861
Kansai Electric Power Co., Inc. (The)	24,100	404,737
Kansai Food Market Ltd.	200	3,079
Kansai Paint Co. Ltd.	5,700	91,758
Kanto Denka Kogyo Co. Ltd.	2,000	11,896
Kao Corp. (x)	14,000	567,692
Kappa Create Co. Ltd. (x)	1,800	19,299
Kasai Kogyo Co. Ltd.*	1,000	1,243
Kasumigaseki Capital Co. Ltd. (x)	400	34,409
Katakura & Co-op Agri Corp.	55	414
Katakura Industries Co. Ltd.	1,400	18,787
Katitas Co. Ltd.	1,700	18,417
Kato Sangyo Co. Ltd.	100	2,679
Kato Works Co. Ltd.	400	3,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
KAWADA TECHNOLOGIES, Inc.	600	$10,300
Kawai Musical Instruments Manufacturing Co. Ltd. (x)	400	7,956
Kawasaki Heavy Industries Ltd.	5,200	197,477
Kawasaki Kisen Kaisha Ltd.	15,891	231,120
KDDI Corp.	48,600	1,285,005
KeePer Technical Laboratory Co. Ltd. (x)	400	10,193
Keihan Holdings Co. Ltd.	3,200	57,242
Keihanshin Building Co. Ltd.	1,400	14,575
Keihin Co. Ltd.	200	2,803
Keikyu Corp. (x)	8,400	61,372
Keio Corp.	3,600	83,528
Keisei Electric Railway Co. Ltd.	3,964	127,526
Keiyo Bank Ltd. (The)	2,500	13,643
Kewpie Corp.	2,400	47,720
Key Coffee, Inc.	1,200	15,521
Keyence Corp.	6,160	2,701,150
KH Neochem Co. Ltd. (x)	1,500	21,331
Kikkoman Corp.	21,500	249,023
Kimoto Co. Ltd.	2,200	3,049
Kimura Chemical Plants Co. Ltd.	1,100	4,929
Kimura Unity Co. Ltd.	400	4,348
Kinden Corp.	5,000	99,540
King Jim Co. Ltd. (x)	1,000	5,457
Kinki Sharyo Co. Ltd. (The)	100	1,241
Kintetsu Department Store Co. Ltd.	100	1,408
Kintetsu Group Holdings Co. Ltd.	6,600	143,658
Kirin Holdings Co. Ltd. (x)	25,600	329,845
Kisoji Co. Ltd.	1,400	22,615
Kissei Pharmaceutical Co. Ltd.	1,200	24,315
Ki-Star Real Estate Co. Ltd. (x)	900	19,663
Kitagawa Corp.	500	4,786
Kita-Nippon Bank Ltd. (The)	300	5,249
Kitano Construction Corp.	300	6,992
Kitazawa Sangyo Co. Ltd.	1,000	2,194
Kitz Corp.	800	5,654
Kiyo Bank Ltd. (The)	1,900	22,131
KNT-CT Holdings Co. Ltd.*	400	3,317
Koa Corp.	1,500	14,414
Koatsu Gas Kogyo Co. Ltd.	1,000	6,085
Kobayashi Pharmaceutical Co. Ltd.	1,700	55,187
Kobayashi Yoko Co. Ltd.	300	543
Kobe Bussan Co. Ltd.	4,600	102,470
Kobe Steel Ltd. (x)	12,900	160,077
Koei Tecmo Holdings Co. Ltd. (x)	3,524	30,424
Kohnan Shoji Co. Ltd.	1,100	28,544
Kohsoku Corp.	700	10,746
Koito Manufacturing Co. Ltd.	6,300	86,890
Kojima Co. Ltd.	1,500	9,062
Kokusai Electric Corp. (x)	3,100	90,366
Kokuyo Co. Ltd.	1,500	25,145
KOMAIHALTEC, Inc.	200	2,294
Komatsu Ltd.	122,690	3,561,968
Komatsu Matere Co. Ltd.	2,000	9,621
Komatsu Wall Industry Co. Ltd.	400	8,155
KOMEDA Holdings Co. Ltd.	1,400	23,651
Komeri Co. Ltd.	100	2,172
Komori Corp.	3,400	28,698
Konaka Co. Ltd. (x)	1,400	2,393
Konami Group Corp.	2,300	165,542
Konica Minolta, Inc.	16,600	45,934
Kosaido Holdings Co. Ltd.	4,500	17,313
Kose Corp. (x)	1,500	95,422
Kose R E Co. Ltd.	800	3,645
Kosei Securities Co. Ltd. (The)	200	771
Kotobuki Spirits Co. Ltd.	4,000	46,429
Kourakuen Holdings Corp.*	700	5,913
Krosaki Harima Corp.	800	13,883
KRS Corp.	600	6,288
K’s Holdings Corp. (x)	2,300	21,622
Kubota Corp. (x)	31,600	441,917
Kumagai Gumi Co. Ltd.	1,000	22,842
Kumiai Chemical Industry Co. Ltd.	1,340	6,705
Kura Sushi, Inc.	1,200	30,170
Kurabo Industries Ltd.	200	6,209
Kuraray Co. Ltd. (x)	8,200	94,263
Kuraudia Holdings Co. Ltd.	200	535
Kureha Corp.	600	10,420
Kurimoto Ltd.	600	17,472
Kurita Water Industries Ltd.	3,500	148,340
Kusuri no Aoki Holdings Co. Ltd. (x)	2,400	45,348
KYB Corp. (x)	700	23,581
Kyocera Corp.	39,600	455,711
Kyodo Printing Co. Ltd.	300	7,244
Kyoei Sangyo Co. Ltd.	100	1,788
Kyoei Steel Ltd.	1,300	16,936
Kyoei Tanker Co. Ltd.	200	1,633
Kyokuto Boeki Kaisha Ltd.	400	4,475
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	35,910
Kyokuto Securities Co. Ltd.	1,600	14,619
Kyokuyo Co. Ltd.	500	12,695
Kyorin Pharmaceutical Co. Ltd.	400	4,231
Kyoritsu Co. Ltd.	1,000	1,088
Kyoritsu Maintenance Co. Ltd. (x)	800	14,917
Kyosan Electric Manufacturing Co. Ltd.	2,000	8,975
Kyoto Financial Group, Inc.	6,800	120,624
Kyowa Electronic Instruments Co. Ltd.	1,000	2,859
Kyowa Kirin Co. Ltd.	6,800	116,123
Kyowa Leather Cloth Co. Ltd.	700	3,468
Kyudenko Corp.	1,900	69,828
Kyushu Electric Power Co., Inc.	13,800	142,126
Kyushu Financial Group, Inc.	5,970	34,998
Kyushu Railway Co.	4,100	88,809
Land Business Co. Ltd.	1,000	1,492
LAND Co. Ltd.	1,300	65
Lasertec Corp.	2,900	650,513
LEC, Inc.	1,200	9,107
Leopalace21 Corp.	7,300	23,322
Life Corp.	700	17,142
Link And Motivation, Inc. (x)	5,900	17,125
Lintec Corp.	900	19,103
Lion Corp. (x)	6,100	47,544
Lixil Corp.	9,140	96,206
Look Holdings, Inc.	400	6,897
LY Corp.	95,600	231,082
M&A Capital Partners Co. Ltd.	900	12,279
M3, Inc.	14,500	138,205
Mabuchi Motor Co. Ltd.	3,200	47,486
Macnica Holdings, Inc.	1,050	44,052
Maezawa Industries, Inc.	900	8,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Maezawa Kasei Industries Co. Ltd.	900	$10,382
Maezawa Kyuso Industries Co. Ltd.	800	6,668
Makino Milling Machine Co. Ltd.	500	20,977
Makita Corp.	7,200	195,652
Management Solutions Co. Ltd.	300	2,687
Mandom Corp.	1,400	10,520
Mani, Inc.	3,300	40,714
Marche Corp.*	300	481
Mars Group Holdings Corp.	600	14,208
Marubeni Construction Material Lease Co. Ltd.	100	1,964
Marubeni Corp.	56,000	1,035,664
Marubun Corp.	900	6,992
Marudai Food Co. Ltd.	1,200	12,941
Maruha Nichiro Corp.	1,300	25,509
Marui Group Co. Ltd.	2,800	39,488
Maruichi Steel Tube Ltd.	400	9,276
MARUKA FURUSATO Corp.	1,216	16,257
Marusan Securities Co. Ltd.	3,900	26,252
Maruwa Co. Ltd.	300	71,695
Maruwn Corp.	600	1,372
Maruyama Manufacturing Co., Inc.	200	3,089
Maruzen CHI Holdings Co. Ltd.	600	1,283
Maruzen Showa Unyu Co. Ltd.	800	27,248
Matsuda Sangyo Co. Ltd.	800	14,574
Matsui Construction Co. Ltd.	1,000	5,289
Matsui Securities Co. Ltd.	1,000	5,221
MatsukiyoCocokara & Co.	12,360	177,460
Matsuya Co. Ltd.	2,200	15,356
Matsuyafoods Holdings Co. Ltd.	500	18,584
Max Co. Ltd.	700	16,729
Mazda Motor Corp.	19,300	186,654
Mebuki Financial Group, Inc.	24,660	96,010
MEC Co. Ltd.	800	22,873
Media Do Co. Ltd.	2,200	20,689
Medical System Network Co. Ltd.	400	1,472
Medipal Holdings Corp.	5,700	86,728
Medley, Inc.*	900	20,138
Megachips Corp.	1,100	27,895
Megmilk Snow Brand Co. Ltd.	400	6,467
Meidensha Corp.	800	18,149
Meiji Holdings Co. Ltd.	6,900	148,773
Meiji Shipping Group Co. Ltd.	1,100	4,964
Meiko Electronics Co. Ltd.	1,000	44,565
Meiko Network Japan Co. Ltd.	900	4,285
MEITEC Group Holdings, Inc.	3,000	60,750
Meito Sangyo Co. Ltd.	600	7,500
Meiwa Corp.	900	4,061
Meiwa Estate Co. Ltd.	700	4,155
Melco Holdings, Inc.	600	13,052
Menicon Co. Ltd.	2,900	23,811
Mercari, Inc.*	3,600	44,695
Micronics Japan Co. Ltd.	1,100	45,739
Midac Holdings Co. Ltd.	1,500	14,143
Milbon Co. Ltd.	1,140	23,560
Mimasu Semiconductor Industry Co. Ltd.	1,000	22,935
Minebea Mitsumi, Inc.	10,737	219,892
Ministop Co. Ltd.	900	9,498
Mirait One Corp.	1,100	14,313
Mirarth Holdings, Inc.	4,400	14,166
MISUMI Group, Inc.	10,900	186,341
Mitachi Co. Ltd.	200	1,400
Mitani Sekisan Co. Ltd.	800	30,083
Mito Securities Co. Ltd.	3,000	10,796
Mitsuba Corp.	2,000	14,258
Mitsubishi Chemical Group Corp.	44,120	244,910
Mitsubishi Corp.	126,830	2,481,576
Mitsubishi Electric Corp.	70,200	1,120,259
Mitsubishi Estate Co. Ltd.	40,200	629,648
Mitsubishi Gas Chemical Co., Inc.	4,500	85,810
Mitsubishi HC Capital, Inc.	25,820	170,432
Mitsubishi Heavy Industries Ltd.	111,200	1,190,861
Mitsubishi Kakoki Kaisha Ltd.	300	7,999
Mitsubishi Logisnext Co. Ltd.	1,000	9,951
Mitsubishi Logistics Corp.	1,200	39,381
Mitsubishi Materials Corp. (x)	2,200	40,352
Mitsubishi Motors Corp. (x)	26,200	72,173
Mitsubishi Paper Mills Ltd.	1,800	9,252
Mitsubishi Pencil Co. Ltd. (x)	100	1,560
Mitsubishi Research Institute, Inc.	400	12,356
Mitsubishi Shokuhin Co. Ltd.	200	6,787
Mitsubishi Steel Manufacturing Co. Ltd.	700	6,557
Mitsubishi UFJ Financial Group, Inc.	374,100	4,020,255
Mitsuboshi Belting Ltd.	400	11,250
Mitsui & Co. Ltd.	98,800	2,242,021
Mitsui Chemicals, Inc.	5,331	147,117
Mitsui DM Sugar Holdings Co. Ltd.	1,000	21,070
Mitsui E&S Co. Ltd.	3,400	30,769
Mitsui Fudosan Co. Ltd.	85,300	778,563
Mitsui High-Tec, Inc. (x)	800	31,251
Mitsui Matsushima Holdings Co. Ltd. (x)	800	25,210
Mitsui Mining & Smelting Co. Ltd.	1,600	51,106
Mitsui OSK Lines Ltd.	13,400	401,275
Mitsui-Soko Holdings Co. Ltd. (x)	1,000	29,679
Mitsumura Printing Co. Ltd.	100	1,008
Mitsuuroko Group Holdings Co. Ltd.	1,900	20,820
Miura Co. Ltd.	3,000	60,731
Miyaji Engineering Group, Inc.	800	24,166
Miyakoshi Holdings, Inc.*	300	3,783
Miyazaki Bank Ltd. (The)	800	17,652
Miyoshi Oil & Fat Co. Ltd.	400	3,709
Mizuho Financial Group, Inc.	82,637	1,724,750
Mizuho Leasing Co. Ltd.	4,200	29,394
Mizuno Corp.	200	9,845
Mochida Pharmaceutical Co. Ltd.	1,000	19,361
Modec, Inc.	1,000	18,037
Monex Group, Inc.	7,000	31,630
Money Forward, Inc.*	700	23,473
Monogatari Corp. (The) (x)	1,400	29,542
MonotaRO Co. Ltd. (x)	9,400	110,482
Morinaga & Co. Ltd.	3,500	54,146
Morinaga Milk Industry Co. Ltd.	1,000	20,952
Morita Holdings Corp.	2,000	23,258
Morozoff Ltd.	400	12,145
Mortgage Service Japan Ltd.	4,900	13,005
Mory Industries, Inc.	400	13,226
MOS Food Services, Inc.	100	2,250
MrMax Holdings Ltd.	1,200	5,102
MS&AD Insurance Group Holdings, Inc.	41,100	913,248

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Murata Manufacturing Co. Ltd.	56,985	$1,176,606
Musashi Seimitsu Industry Co. Ltd.	2,400	28,089
Musashino Bank Ltd. (The)	300	6,107
Mutoh Holdings Co. Ltd.	100	1,514
Nabtesco Corp. (x)	3,800	64,432
NAC Co. Ltd.	800	2,864
Nachi-Fujikoshi Corp.	500	10,908
Nagaileben Co. Ltd.	1,200	19,713
Nagano Keiki Co. Ltd.	800	14,668
Nagase & Co. Ltd.	2,200	43,059
Nagatanien Holdings Co. Ltd.	500	9,618
Nagawa Co. Ltd.	400	20,436
Nagoya Railroad Co. Ltd.	7,800	85,010
Naigai Co. Ltd.*	300	489
Nakabayashi Co. Ltd.	1,000	3,425
Nakamuraya Co. Ltd.	300	6,051
Nakano Corp.	1,000	3,282
Nakayama Steel Works Ltd.	600	3,517
Nakayamafuku Co. Ltd.	700	1,632
Nakayo, Inc.	200	1,479
Namura Shipbuilding Co. Ltd.	1,024	15,332
Nankai Electric Railway Co. Ltd.	1,300	21,582
Nanto Bank Ltd. (The)	1,100	24,374
Natori Co. Ltd.	600	7,869
NC Holdings Co. Ltd.	300	4,112
NEC Capital Solutions Ltd.	300	7,710
NEC Corp.	8,300	683,284
NEC Networks & System Integration Corp.	1,200	18,221
NET One Systems Co. Ltd.	1,100	20,155
Net Protections Holdings, Inc.*	100	121
Neturen Co. Ltd.	1,700	11,707
Nexon Co. Ltd. (x)	14,200	262,571
Nextage Co. Ltd.	2,000	29,871
NEXYZ Group Corp.	500	2,004
NGK Insulators Ltd.	6,000	76,823
NH Foods Ltd.	2,200	65,772
NHK Spring Co. Ltd.	5,700	56,809
Nice Corp.	500	6,240
Nichia Steel Works Ltd.	1,000	2,020
Nichias Corp.	1,500	44,005
Nichiban Co. Ltd.	500	5,976
Nichicon Corp.	700	5,221
Nichiden Corp.	1,000	22,344
Nichiha Corp.	1,200	25,545
Nichimo Co. Ltd.	200	2,780
Nichirei Corp.	3,400	74,809
Nichireki Co. Ltd.	1,000	15,458
Nidec Corp.	14,005	625,433
Nifco, Inc.	2,300	54,852
Nihon Chouzai Co. Ltd.	600	5,575
Nihon Dempa Kogyo Co. Ltd.	900	8,050
Nihon Kohden Corp.	5,200	75,112
Nihon M&A Center Holdings, Inc. (x)	7,200	37,206
Nihon Nohyaku Co. Ltd.	2,000	9,410
Nihon Parkerizing Co. Ltd.	3,100	25,183
Nihon Tokushu Toryo Co. Ltd.	1,000	7,713
Nihon Trim Co. Ltd.	200	4,295
Nihon Yamamura Glass Co. Ltd.	500	5,134
Nikkato Corp.	400	1,430
Nikkiso Co. Ltd.	4,000	28,641
Nikko Co. Ltd.	1,000	4,960
Nikkon Holdings Co. Ltd.	1,400	31,665
Nikon Corp. (x)	8,300	83,882
Nintendo Co. Ltd.	39,500	2,100,578
Nippn Corp.	2,000	29,026
Nippon Air Conditioning Services Co. Ltd.	1,200	8,160
Nippon Beet Sugar Manufacturing Co. Ltd.	700	10,098
Nippon Carbide Industries Co., Inc.	300	3,703
Nippon Carbon Co. Ltd.	600	19,318
Nippon Ceramic Co. Ltd.	800	12,679
Nippon Chemical Industrial Co. Ltd.	400	6,852
Nippon Chemi-Con Corp.*	700	7,114
Nippon Chemiphar Co. Ltd.	100	1,009
Nippon Chutetsukan KK	100	1,010
Nippon Coke & Engineering Co. Ltd.	10,000	7,645
Nippon Concrete Industries Co. Ltd.	1,000	2,331
Nippon Denko Co. Ltd.	5,000	9,075
Nippon Densetsu Kogyo Co. Ltd.	2,000	24,526
Nippon Electric Glass Co. Ltd. (x)	1,800	40,936
Nippon Express Holdings, Inc. (x)	2,300	106,001
Nippon Felt Co. Ltd.	700	2,175
Nippon Filcon Co. Ltd.	900	2,982
Nippon Fine Chemical Co. Ltd.	1,000	17,204
Nippon Gas Co. Ltd.	3,300	49,585
Nippon Hume Corp.	1,000	7,328
Nippon Kanzai Holdings Co. Ltd.	800	13,480
Nippon Kayaku Co. Ltd.	5,000	38,147
Nippon Kinzoku Co. Ltd.*	300	1,440
Nippon Koshuha Steel Co. Ltd.	500	1,538
Nippon Light Metal Holdings Co. Ltd.	1,480	16,567
Nippon Paint Holdings Co. Ltd. (x)	33,600	218,863
Nippon Paper Industries Co. Ltd. (x)	2,800	16,707
Nippon Parking Development Co. Ltd.	13,000	16,807
Nippon Road Co. Ltd. (The)	2,000	22,500
Nippon Sanso Holdings Corp.	6,600	195,223
Nippon Seisen Co. Ltd.	1,000	7,956
Nippon Sharyo Ltd.	400	6,337
Nippon Sheet Glass Co. Ltd.*	3,800	9,991
Nippon Shinyaku Co. Ltd.	1,700	34,393
Nippon Shokubai Co. Ltd.	4,000	39,940
Nippon Signal Co. Ltd.	2,800	18,326
Nippon Soda Co. Ltd.	1,400	45,770
Nippon Steel Corp.	27,615	583,744
Nippon Telegraph & Telephone Corp.	1,867,000	1,761,518
Nippon Television Holdings, Inc.	5,300	76,540
Nippon Thompson Co. Ltd.	4,000	15,737
Nippon Yakin Kogyo Co. Ltd.	650	18,463
Nippon Yusen KK	16,200	471,430
Nipro Corp.	500	3,920
Nishimatsu Construction Co. Ltd.	900	25,234
Nishimatsuya Chain Co. Ltd.	700	9,315
Nishi-Nippon Financial Holdings, Inc.	4,000	50,370
Nishi-Nippon Railroad Co. Ltd.	1,100	17,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nissan Chemical Corp.	2,900	$91,872
Nissan Motor Co. Ltd.	79,920	271,169
Nissan Shatai Co. Ltd.	900	5,510
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,145
Nissei Plastic Industrial Co. Ltd.	1,000	6,551
Nissha Co. Ltd.	2,200	27,854
Nisshin Group Holdings Co. Ltd.	2,600	9,082
Nisshin Seifun Group, Inc.	5,605	64,432
Nisshinbo Holdings, Inc. (x)	4,468	29,839
Nissin Corp.	800	23,743
Nissin Foods Holdings Co. Ltd.	6,200	157,303
Nissui Corp.	6,400	34,321
Niterra Co. Ltd.	4,800	139,325
Nitori Holdings Co. Ltd.	2,600	274,560
Nitta Corp.	1,100	28,032
Nittetsu Mining Co. Ltd.	600	18,982
Nitto Boseki Co. Ltd.	1,000	40,338
Nitto Denko Corp.	3,920	309,672
Nitto Fuji Flour Milling Co. Ltd.	200	9,211
Nitto Kogyo Corp.	300	6,526
Nitto Kohki Co. Ltd.	700	10,520
Nitto Seiko Co. Ltd.	1,000	3,636
Nitto Seimo Co. Ltd.	100	925
Nittoc Construction Co. Ltd.	750	5,212
NOF Corp.	6,600	90,125
Nohmi Bosai Ltd.	1,000	15,122
Nojima Corp.	3,100	31,079
NOK Corp.	2,900	38,564
Nomura Co. Ltd.	4,000	21,679
Nomura Holdings, Inc.	101,000	578,793
Nomura Micro Science Co. Ltd. (x)	1,100	29,536
Nomura Real Estate Holdings, Inc.	2,800	70,152
Nomura Research Institute Ltd.	14,309	402,082
Noritake Co. Ltd.	1,200	29,722
Noritsu Koki Co. Ltd.	1,100	30,356
Noritz Corp.	2,300	25,117
North Pacific Bank Ltd. (x)	11,400	37,695
NPR-RIKEN Corp.	1,208	21,181
NS Solutions Corp.	2,000	33,849
NS United Kaiun Kaisha Ltd.	400	12,580
NSD Co. Ltd.	2,260	43,335
NSK Ltd.	9,100	44,213
NSW, Inc.	400	8,254
NTN Corp.	13,000	25,880
NTT Data Group Corp.	16,400	240,766
Nxera Pharma Co. Ltd.*	2,700	26,901
Obara Group, Inc.	800	20,760
Obayashi Corp.	19,300	229,359
OBIC Business Consultants Co. Ltd.	1,200	50,173
Obic Co. Ltd.	2,100	270,707
Odakyu Electric Railway Co. Ltd.	10,499	101,538
Oenon Holdings, Inc.	3,000	7,086
Ogaki Kyoritsu Bank Ltd. (The)	1,600	22,753
Ohara, Inc.	400	3,239
Ohashi Technica, Inc.	600	6,701
Ohsho Food Service Corp.	600	32,221
OIE Sangyo Co. Ltd.	300	4,145
Oiles Corp.	1,560	22,640
Oisix ra daichi, Inc. (x)*	2,200	17,024
Oita Bank Ltd. (The)	700	15,489
Oizumi Corp.	400	907
Oji Holdings Corp.	21,500	84,829
Okabe Co. Ltd.	2,700	13,023
Okamoto Industries, Inc.	800	24,961
Okamura Corp.	1,700	23,827
Okasan Securities Group, Inc.	6,000	29,759
Okaya Electric Industries Co. Ltd.	600	936
Oki Electric Industry Co. Ltd.	3,600	22,734
Okinawa Electric Power Co., Inc. (The)	2,273	15,752
Okinawa Financial Group, Inc.	1,080	17,728
OKUMA Corp.	300	13,515
Okumura Corp.	300	9,360
Okura Industrial Co. Ltd.	600	10,565
Okuwa Co. Ltd.	1,000	5,706
Olympic Group Corp.	800	2,760
Olympus Corp.	35,800	577,086
Omron Corp.	4,800	164,952
Ono Pharmaceutical Co. Ltd.	15,100	206,148
ONO Sokki Co. Ltd.	500	2,119
Onoken Co. Ltd.	1,000	10,517
Onward Holdings Co. Ltd.	1,000	3,866
Open House Group Co. Ltd.	2,800	85,763
Open Up Group, Inc.	3,000	37,050
Optex Group Co. Ltd.	1,600	16,816
Optorun Co. Ltd.	1,000	12,555
Oracle Corp.	1,300	89,689
Organo Corp.	700	35,938
Orient Corp.	1,650	10,573
Oriental Land Co. Ltd.	33,200	924,870
Oriental Shiraishi Corp.	450	1,012
Origin Co. Ltd.	200	1,678
ORIX Corp.	37,600	830,103
Osaka Gas Co. Ltd.	13,400	295,085
Osaka Soda Co. Ltd.	100	6,756
Osaka Steel Co. Ltd.	800	11,929
OSAKA Titanium Technologies Co. Ltd.	1,100	18,925
Osaki Electric Co. Ltd.	1,000	4,376
OSG Corp.	2,200	26,780
Otsuka Corp.	6,600	126,798
Otsuka Holdings Co. Ltd.	13,200	555,435
Oyo Corp.	1,200	21,033
Pacific Industrial Co. Ltd.	2,000	18,746
Pacific Metals Co. Ltd.*	899	7,158
Pack Corp. (The)	900	21,201
PAL GROUP Holdings Co. Ltd.	2,800	31,552
PALTAC Corp.	1,050	28,591
Pan Pacific International Holdings Corp.	13,600	318,170
Panasonic Holdings Corp.	73,385	600,709
Paris Miki Holdings, Inc.	1,500	3,739
Park24 Co. Ltd.*	4,000	39,841
Pasco Corp.	200	2,250
Pasona Group, Inc.	1,000	13,102
Pegasus Co. Ltd.	1,200	4,460
Penta-Ocean Construction Co. Ltd. (x)	2,700	11,109
PeptiDream, Inc. (x)*	3,500	54,189
Persol Holdings Co. Ltd.	78,000	107,966
Pharma Foods International Co. Ltd.	700	4,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
PIA Corp.*	300	$5,827
Pigeon Corp. (x)	4,300	38,873
PILLAR Corp.	1,000	33,377
Pilot Corp. (x)	1,100	29,283
Piolax, Inc.	1,500	21,760
Pola Orbis Holdings, Inc. (x)	3,000	24,380
Poplar Co. Ltd.*	300	479
Premium Group Co. Ltd.	2,400	32,206
Press Kogyo Co. Ltd.	5,000	20,169
Prima Meat Packers Ltd.	1,400	20,727
Procrea Holdings, Inc.	1,176	14,297
Pronexus, Inc.	1,300	10,658
PS Construction Co. Ltd.	800	4,977
Raito Kogyo Co. Ltd.	800	10,442
Raiznext Corp.	200	2,302
Raksul, Inc.*	2,200	12,990
Rakus Co. Ltd.	2,000	25,887
Rakuten Bank Ltd.*	2,800	50,696
Rakuten Group, Inc.*	56,300	290,406
Rasa Corp.	500	5,637
Rasa Industries Ltd.	400	7,409
Recruit Holdings Co. Ltd.	45,700	2,444,775
Relo Group, Inc.	3,600	38,307
Renaissance, Inc.	500	3,080
Renesas Electronics Corp.	39,300	734,997
Rengo Co. Ltd.	300	1,946
RENOVA, Inc. (x)*	2,800	17,299
Resol Holdings Co. Ltd.	100	2,974
Resona Holdings, Inc.	74,400	492,254
Resonac Holdings Corp.	6,100	133,533
Resorttrust, Inc.	1,900	28,177
Restar Corp.	700	13,901
Rheon Automatic Machinery Co. Ltd.	1,000	10,691
Rhythm Co. Ltd.	600	14,115
Ricoh Co. Ltd.	16,400	140,209
Ricoh Leasing Co. Ltd.	800	26,453
Right On Co. Ltd. (x)*	900	2,120
Riken Keiki Co. Ltd.	700	18,360
Riken Technos Corp.	2,000	13,214
Ringer Hut Co. Ltd.	900	12,754
Rinnai Corp.	3,500	79,620
Riso Kagaku Corp.	1,800	37,982
Riso Kyoiku Co. Ltd. (x)	3,900	5,915
Rock Field Co. Ltd. (x)	1,200	10,897
Rohm Co. Ltd. (x)	9,600	128,286
Rohto Pharmaceutical Co. Ltd.	6,600	138,285
Roland DG Corp. (x)*	500	16,595
Rorze Corp.	400	78,936
Round One Corp.	9,900	50,826
Royal Holdings Co. Ltd.	1,800	28,451
Ryobi Ltd.	1,400	19,944
Ryoden Corp.	500	8,593
Ryohin Keikaku Co. Ltd.	8,800	146,256
Ryoyo Ryosan Holdings, Inc.	1,224	22,488
S Foods, Inc.	500	9,031
Sagami Holdings Corp.	1,000	10,523
Saibu Gas Holdings Co. Ltd.	1,300	16,257
Saizeriya Co. Ltd. (x)	1,600	54,497
Sakai Chemical Industry Co. Ltd.	800	15,041
Sakai Heavy Industries Ltd. (x)	200	7,372
Sakai Moving Service Co. Ltd.	800	12,670
Sakata INX Corp.	2,000	22,425
Sakata Seed Corp. (x)	1,100	23,553
Sakura Internet, Inc. (x)	1,000	27,006
Sala Corp.	1,000	5,401
SAMTY HOLDINGS Co. Ltd.	900	13,884
San Holdings, Inc.	800	5,877
San ju San Financial Group, Inc.	990	13,199
San-A Co. Ltd.	800	25,110
San-Ai Obbli Co. Ltd.	2,000	25,645
Sanden Corp.*	1,400	1,488
Sangetsu Corp.	1,800	33,351
San-In Godo Bank Ltd. (The)	3,400	30,283
Sanix, Inc.*	1,800	3,334
Sanken Electric Co. Ltd.	1,100	47,079
Sanko Metal Industrial Co. Ltd.	100	2,840
Sankyo Co. Ltd.	6,400	69,454
Sankyo Seiko Co. Ltd.	2,000	9,224
Sankyo Tateyama, Inc.	1,700	8,506
Sankyu, Inc.	800	27,288
Sanoh Industrial Co. Ltd.	1,400	8,919
Sanrio Co. Ltd.	6,000	110,311
Sanritsu Corp.	300	1,686
Sansan, Inc.*	1,100	11,828
Sanshin Electronics Co. Ltd.	1,500	20,548
Santen Pharmaceutical Co. Ltd.	13,400	136,923
Sanwa Holdings Corp.	6,300	115,181
Sanyo Chemical Industries Ltd.	600	14,861
Sanyo Industries Ltd.	100	2,017
Sanyo Shokai Ltd.	600	8,954
Sanyo Special Steel Co. Ltd.	1,200	15,872
Sapporo Holdings Ltd.	2,400	84,147
Sata Construction Co. Ltd.	800	4,157
Sato Holdings Corp.	1,200	16,073
Sato Shoji Corp.	1,000	10,653
Satori Electric Co. Ltd.	900	11,277
Sawai Group Holdings Co. Ltd.	800	32,504
Saxa Holdings, Inc.	300	5,104
SB Technology Corp.	400	7,317
SBI ARUHI Corp.	2,100	11,943
SBI Holdings, Inc.	9,260	234,076
SCREEN Holdings Co. Ltd.	1,800	162,223
Scroll Corp.	1,700	11,475
SCSK Corp.	4,596	91,783
Secom Co. Ltd.	6,600	389,584
Sega Sammy Holdings, Inc.	6,700	99,465
Seibu Holdings, Inc.	8,500	117,127
Seika Corp.	800	21,978
Seikagaku Corp.	2,400	13,112
Seikitokyu Kogyo Co. Ltd.	600	6,534
Seiko Epson Corp.	8,400	130,472
Seiko Group Corp.	1,200	36,659
Seino Holdings Co. Ltd.	1,300	17,538
Seiren Co. Ltd. (x)	1,300	19,384
Sekisui Chemical Co. Ltd.	11,700	161,876
Sekisui House Ltd.	19,900	440,697
Sekisui Jushi Corp.	1,000	14,140
Sekisui Kasei Co. Ltd.	1,000	2,915
Senko Group Holdings Co. Ltd.	4,000	28,019
Senshu Ikeda Holdings, Inc.	6,880	17,105
Senshukai Co. Ltd. (x)*	2,200	4,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Seven & i Holdings Co. Ltd.	66,708	$812,653
SG Holdings Co. Ltd.	10,200	93,987
Sharp Corp. (x)*	13,000	75,153
Shibaura Mechatronics Corp.	600	31,624
Shibusawa Warehouse Co. Ltd. (The)	600	12,195
Shibuya Corp.	700	15,532
SHIFT, Inc.*	500	45,310
Shiga Bank Ltd. (The)	200	5,240
Shikibo Ltd.	700	4,934
Shikoku Bank Ltd. (The)	1,600	12,123
Shikoku Electric Power Co., Inc.	2,700	23,159
Shikoku Kasei Holdings Corp. (x)	1,000	13,239
Shima Seiki Manufacturing Ltd.	900	9,454
Shimadzu Corp.	8,200	205,140
Shimamura Co. Ltd.	1,500	68,189
Shimano, Inc.	2,500	386,056
Shimizu Bank Ltd. (The)	400	4,092
Shimizu Corp.	19,700	110,628
Shimojima Co. Ltd.	800	6,653
Shin Nippon Air Technologies Co. Ltd.	900	22,292
Shin Nippon Biomedical Laboratories Ltd. (x)	700	6,196
Shinagawa Refractories Co. Ltd.	1,500	18,506
Shindengen Electric Manufacturing Co. Ltd.	400	7,362
Shin-Etsu Chemical Co. Ltd.	56,000	2,171,223
Shin-Etsu Polymer Co. Ltd.	2,500	23,432
Shingakukai Holdings Co. Ltd.	600	902
Shinko Electric Industries Co. Ltd.	3,000	105,165
Shinko Shoji Co. Ltd.	2,200	12,881
Shinmaywa Industries Ltd.	1,800	15,875
Shinnihon Corp.	1,600	16,279
Shinsho Corp.	300	14,768
Shinwa Co. Ltd.	600	10,979
Shinyei Kaisha	100	1,146
Shionogi & Co. Ltd.	7,500	292,607
Ship Healthcare Holdings, Inc.	3,100	45,761
Shiseido Co. Ltd.	13,200	376,416
Shizuoka Financial Group, Inc.	10,500	100,765
Shizuoka Gas Co. Ltd.	3,000	17,844
SHO-BOND Holdings Co. Ltd.	1,000	35,807
Shobunsha Holdings, Inc.	700	1,632
Shochiku Co. Ltd.	400	23,422
Shoei Co. Ltd.	1,600	19,492
Showa Sangyo Co. Ltd.	1,000	19,548
Shuei Yobiko Co. Ltd.*	200	374
Siix Corp. (x)	1,400	11,173
Simplex Holdings, Inc.	1,900	33,479
Sinanen Holdings Co. Ltd.	400	12,145
Sinfonia Technology Co. Ltd.	1,400	29,585
Sinko Industries Ltd.	1,300	33,451
Sintokogio Ltd.	2,600	18,616
SK Japan Co. Ltd.	200	1,062
SKY Perfect JSAT Holdings, Inc.	9,000	48,555
Skylark Holdings Co. Ltd. (x)	8,300	110,373
SMC Corp.	1,900	901,523
SMK Corp.	300	4,863
SMS Co. Ltd.	2,800	35,537
SNT Corp.	2,400	3,506
Socionext, Inc. (x)	4,700	111,270
Soda Nikka Co. Ltd.	1,000	7,011
SoftBank Corp.	98,400	1,201,484
SoftBank Group Corp.	30,812	1,989,786
Sohgo Security Services Co. Ltd.	9,900	57,816
Sojitz Corp.	7,200	174,932
Sompo Holdings, Inc.	27,750	592,462
Sony Group Corp.	43,700	3,704,817
Sotetsu Holdings, Inc. (x)	3,000	45,450
SPK Corp.	400	5,875
S-Pool, Inc.	3,800	7,629
Square Enix Holdings Co. Ltd.	2,600	78,086
SRA Holdings	600	16,558
ST Corp.	600	5,866
St Marc Holdings Co. Ltd.	800	11,029
Stanley Electric Co. Ltd.	3,700	66,002
Starzen Co. Ltd.	800	14,967
Stella Chemifa Corp.	500	13,456
Strike Co. Ltd.	700	20,057
Studio Alice Co. Ltd.	500	6,632
Subaru Corp.	19,800	419,653
Sugi Holdings Co. Ltd.	4,800	66,053
Sugimoto & Co. Ltd.	600	9,122
SUMCO Corp. (x)	10,700	153,992
Sumida Corp. (x)	700	5,003
Suminoe Textile Co. Ltd.	300	4,697
Sumiseki Holdings, Inc. (x)	1,000	8,459
Sumitomo Bakelite Co. Ltd.	1,300	37,992
Sumitomo Chemical Co. Ltd.	59,400	127,262
Sumitomo Corp.	39,080	975,725
Sumitomo Densetsu Co. Ltd.	900	20,446
Sumitomo Electric Industries Ltd.	24,900	387,297
Sumitomo Forestry Co. Ltd. (x)	4,800	152,661
Sumitomo Heavy Industries Ltd.	3,900	101,348
Sumitomo Metal Mining Co. Ltd.	7,800	236,487
Sumitomo Mitsui Construction Co. Ltd.	7,200	17,900
Sumitomo Mitsui Financial Group, Inc.	43,250	2,883,065
Sumitomo Mitsui Trust Holdings, Inc.	22,482	512,828
Sumitomo Osaka Cement Co. Ltd.	200	4,892
Sumitomo Pharma Co. Ltd. (x)*	4,700	11,831
Sumitomo Realty & Development Co. Ltd.	8,700	255,284
Sumitomo Riko Co. Ltd.	2,000	18,447
Sumitomo Rubber Industries Ltd. (x)	4,484	44,662
Sumitomo Seika Chemicals Co. Ltd.	400	13,226
Sumitomo Warehouse Co. Ltd. (The)	100	1,625
Sun Frontier Fudousan Co. Ltd.	1,000	12,518
Sundrug Co. Ltd.	2,300	57,954
Suntory Beverage & Food Ltd. (x)	3,800	134,791
Sun-Wa Technos Corp.	600	8,521
Suruga Bank Ltd. (x)	5,500	36,133
Suzuden Corp.	300	3,692
Suzuken Co. Ltd.	1,990	60,471
Suzuki Motor Corp.	46,800	538,423
SWCC Corp.	500	15,305
Sysmex Corp.	16,100	259,277
Systena Corp.	17,200	33,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
T Hasegawa Co. Ltd.	1,600	$33,315
T RAD Co. Ltd.	400	9,273
T&D Holdings, Inc.	17,000	296,752
Tac Co. Ltd.	700	801
Tachibana Eletech Co. Ltd.	840	15,976
Tachi-S Co. Ltd.	1,600	19,541
Tadano Ltd. (x)	600	4,223
Taihei Dengyo Kaisha Ltd.	500	16,595
Taiheiyo Cement Corp.	3,278	82,271
Taiheiyo Kouhatsu, Inc.	400	2,026
Taiho Kogyo Co. Ltd.	800	4,038
Taiko Pharmaceutical Co. Ltd.*	1,200	3,103
Taisei Corp.	5,000	184,940
Taisei Lamick Co. Ltd.	300	5,262
Taiyo Holdings Co. Ltd.	300	6,349
Taiyo Yuden Co. Ltd.	2,700	68,570
Takachiho Koheki Co. Ltd.	500	12,198
Takadakiko Co. Ltd.	100	2,312
Takamatsu Construction Group Co. Ltd. (x)	1,000	19,268
Takano Co. Ltd.	400	2,275
Takaoka Toko Co. Ltd.	400	5,017
Taka-Q Co. Ltd.*	500	308
Takara & Co. Ltd.	700	13,792
Takara Holdings, Inc.	1,400	9,493
Takara Standard Co. Ltd.	2,500	26,959
Takasago International Corp.	800	19,566
Takasago Thermal Engineering Co. Ltd. (x)	1,100	39,107
Takashima & Co. Ltd.	800	5,186
Takashimaya Co. Ltd.	3,400	57,216
Take And Give Needs Co. Ltd.	600	3,677
Takeda Pharmaceutical Co. Ltd.	55,800	1,446,936
Takeuchi Manufacturing Co. Ltd.	900	31,494
Takihyo Co. Ltd.	200	1,498
Takuma Co. Ltd.	4,000	41,096
Tamron Co. Ltd.	800	20,710
Tamura Corp.	3,000	13,332
Tanaka Co. Ltd.	300	1,523
Tanseisha Co. Ltd.	1,950	12,144
Tatsuta Electric Wire and Cable Co. Ltd.*	2,000	8,950
Taya Co. Ltd.*	200	481
Tayca Corp.	1,000	10,081
TBK Co. Ltd.	1,000	1,933
TBS Holdings, Inc.	3,700	93,230
TDC Soft, Inc.	1,600	12,252
TDK Corp.	10,200	625,415
Teac Corp.	600	358
TechMatrix Corp.	2,400	29,864
TechnoPro Holdings, Inc. (x)	4,500	73,699
Teijin Ltd.	5,200	43,196
Teikoku Electric Manufacturing Co. Ltd.	800	12,535
Teikoku Sen-I Co. Ltd.	1,000	16,496
Teikoku Tsushin Kogyo Co. Ltd.	400	5,236
Tekken Corp.	800	12,998
Ten Allied Co. Ltd.*	800	1,487
Tenma Corp.	1,100	18,938
TerraSky Co. Ltd.*	1,100	13,900
Terumo Corp.	35,000	577,133
T-Gaia Corp.	600	11,374
THK Co. Ltd.	4,000	71,440
Tigers Polymer Corp.	600	3,129
TIS, Inc.	6,800	131,782
Titan Kogyo Ltd.	100	651
Toa Corp./Hyogo	1,000	6,905
Toa Corp./Tokyo	4,400	27,868
TOA ROAD Corp.	2,000	16,297
Toabo Corp.	400	1,057
Toagosei Co. Ltd. (x)	600	5,648
Tobishima Corp.	800	7,473
Tobu Railway Co. Ltd.	7,500	126,259
TOC Co. Ltd.	4,700	21,500
Tocalo Co. Ltd. (x)	2,400	30,699
Tochigi Bank Ltd. (The)	6,000	13,798
Toda Corp.	8,800	57,540
Toda Kogyo Corp.*	100	1,308
Toei Co. Ltd. (x)	1,000	23,619
Toenec Corp.	200	7,446
Toho Bank Ltd. (The)	10,000	20,511
Toho Co. Ltd.	3,100	90,636
Toho Co. Ltd./Kobe	400	9,162
Toho Gas Co. Ltd. (x)	2,000	48,518
Toho Holdings Co. Ltd. (x)	1,900	49,646
Toho Titanium Co. Ltd.	2,100	18,717
Toho Zinc Co. Ltd. (x)*	700	3,698
Tohoku Bank Ltd. (The)	600	4,568
Tohoku Electric Power Co., Inc.	18,600	167,803
Tohto Suisan Co. Ltd.	200	8,092
Tokai Carbon Co. Ltd. (x)	6,400	36,616
TOKAI Holdings Corp.	2,400	14,678
Tokai Rika Co. Ltd.	2,900	38,897
Tokai Senko KK	100	521
Tokai Tokyo Financial Holdings, Inc.	9,600	34,309
Token Corp.	120	8,891
Tokio Marine Holdings, Inc.	60,400	2,254,348
Tokushu Tokai Paper Co. Ltd.	800	18,447
Tokuyama Corp.	2,200	40,345
Tokyo Century Corp.	2,200	20,634
Tokyo Electric Power Co. Holdings, Inc.*	55,800	300,416
Tokyo Electron Device Ltd.	1,200	31,922
Tokyo Electron Ltd.	13,200	2,863,323
Tokyo Energy & Systems, Inc.	1,000	8,683
Tokyo Gas Co. Ltd.	12,400	266,281
Tokyo Individualized Educational Institute, Inc.	900	2,349
Tokyo Keiki, Inc.	800	17,702
Tokyo Kikai Seisakusho Ltd.*	300	804
Tokyo Kiraboshi Financial Group, Inc.	351	10,428
Tokyo Ohka Kogyo Co. Ltd.	2,800	75,913
Tokyo Rope Manufacturing Co. Ltd.	800	6,723
Tokyo Sangyo Co. Ltd.	1,000	4,494
Tokyo Seimitsu Co. Ltd.	1,200	91,702
Tokyo Steel Manufacturing Co. Ltd.	1,300	13,179
Tokyo Tatemono Co. Ltd. (x)	5,491	86,653
Tokyo Tekko Co. Ltd.	400	12,630
Tokyo Theatres Co., Inc.	3,700	25,964
Tokyotokeiba Co. Ltd.	800	20,163
Tokyu Construction Co. Ltd.	4,940	23,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyu Corp.	18,000	$198,247
Tokyu Fudosan Holdings Corp.	15,400	102,753
Toli Corp.	3,000	7,421
Tomato Bank Ltd.	400	3,237
Tomen Devices Corp.	100	4,693
Tomoe Corp.	1,800	9,554
Tomoe Engineering Co. Ltd.	400	12,269
Tomoegawa Corp.	400	2,638
Tomoku Co. Ltd.	800	14,261
TOMONY Holdings, Inc.	9,400	24,655
Tomy Co. Ltd.	2,100	41,350
Tonami Holdings Co. Ltd.	200	8,117
Top Culture Co. Ltd.*	400	413
Topcon Corp.	2,800	31,265
TOPPAN Holdings, Inc.	8,000	220,424
Topy Industries Ltd.	1,000	15,470
Toray Industries, Inc.	40,900	193,582
Toridoll Holdings Corp. (x)	2,200	50,607
Torigoe Co. Ltd. (The)	1,200	5,258
Torii Pharmaceutical Co. Ltd. (x)	800	18,273
Tose Co. Ltd.	300	1,290
Toshiba TEC Corp.	600	12,829
Tosoh Corp.	8,400	109,536
Totetsu Kogyo Co. Ltd.	1,000	19,827
TOTO Ltd.	4,400	103,867
Tottori Bank Ltd. (The)	300	2,596
Toukei Computer Co. Ltd.	400	9,696
Tow Co. Ltd.	1,200	2,648
Towa Bank Ltd. (The)	1,300	5,737
Towa Corp.	700	49,077
Towa Pharmaceutical Co. Ltd.	200	3,653
Toyo Construction Co. Ltd.	100	893
Toyo Corp.	1,600	17,264
Toyo Denki Seizo KK	400	2,700
Toyo Engineering Corp.	1,600	8,721
Toyo Kanetsu KK	600	14,637
Toyo Logistics Co. Ltd.	200	1,902
Toyo Machinery & Metal Co. Ltd.	1,000	4,662
Toyo Securities Co. Ltd.	4,000	8,851
Toyo Seikan Group Holdings Ltd.	2,700	42,374
Toyo Shutter Co. Ltd.	200	1,177
Toyo Sugar Refining Co. Ltd.	200	2,088
Toyo Suisan Kaisha Ltd.	3,000	177,792
Toyo Tanso Co. Ltd.	700	29,281
Toyo Tire Corp. (x)	3,000	47,893
Toyo Wharf & Warehouse Co. Ltd.	300	2,584
Toyobo Co. Ltd.	1,700	11,137
Toyoda Gosei Co. Ltd.	600	10,548
Toyota Boshoku Corp.	1,800	23,836
Toyota Industries Corp.	5,200	438,424
Toyota Motor Corp.	342,140	6,996,337
Toyota Tsusho Corp.	18,300	356,241
TPR Co. Ltd.	1,500	23,821
Transcosmos, Inc.	100	2,154
TRE Holdings Corp.	2,900	23,342
Trend Micro, Inc.	2,500	101,482
Tri Chemical Laboratories, Inc. (x)	1,300	35,148
Trusco Nakayama Corp.	1,400	21,423
TS Tech Co. Ltd.	2,100	24,871
TSI Holdings Co. Ltd. (x)	4,825	28,970
Tsubakimoto Chain Co.	900	34,850
Tsubakimoto Kogyo Co. Ltd.	600	8,301
Tsudakoma Corp.*	300	776
Tsugami Corp.	3,000	28,976
Tsukamoto Corp. Co. Ltd.	200	1,529
Tsukishima Holdings Co. Ltd.	2,000	18,435
Tsukuba Bank Ltd.	5,400	10,807
Tsumura & Co.	1,500	38,272
Tsuruha Holdings, Inc.	1,500	85,400
Tsutsumi Jewelry Co. Ltd.	500	6,778
TV Asahi Holdings Corp.	2,700	35,846
Tv Tokyo Holdings Corp.	500	11,685
TYK Corp.	1,000	2,766
UACJ Corp.	1,226	29,299
UBE Corp.	900	15,845
Uchida Yoko Co. Ltd.	400	20,809
Ueki Corp.	200	2,100
Ulvac, Inc. (x)	1,200	78,389
Unicafe, Inc.	300	1,719
Unicharm Corp.	13,900	446,400
Unipres Corp.	1,600	13,316
United Arrows Ltd.	1,100	13,599
United Super Markets Holdings, Inc. (x)	3,520	19,144
Unitika Ltd.*	2,900	5,804
Ushio, Inc.	3,900	50,710
USS Co. Ltd.	14,600	122,824
UT Group Co. Ltd.	1,600	32,370
Valor Holdings Co. Ltd.	500	7,651
Vision, Inc.	500	3,860
Visional, Inc.*	700	31,239
Vital KSK Holdings, Inc.	2,300	19,456
Wacoal Holdings Corp.	1,600	44,711
Wacom Co. Ltd.	1,300	6,100
Wakachiku Construction Co. Ltd.	700	14,771
Wakamoto Pharmaceutical Co. Ltd.	1,000	1,610
Warabeya Nichiyo Holdings Co. Ltd.	700	9,959
WATAMI Co. Ltd.	1,400	8,171
Weathernews, Inc.	300	8,745
Welcia Holdings Co. Ltd.	4,500	56,107
West Japan Railway Co.	13,400	249,444
Wood One Co. Ltd.	400	2,310
W-Scope Corp.*	3,400	10,820
Xebio Holdings Co. Ltd.	1,400	10,364
YAC Holdings Co. Ltd.	500	7,816
Yahagi Construction Co. Ltd.	1,700	17,667
Yakult Honsha Co. Ltd.	10,100	180,575
YAMABIKO Corp.	2,000	28,367
Yamada Holdings Co. Ltd.	9,472	25,433
Yamagata Bank Ltd. (The)	1,400	10,564
Yamaguchi Financial Group, Inc.	6,800	77,155
Yamaha Corp.	2,900	67,881
Yamaha Motor Co. Ltd. (x)	28,500	263,761
Yamaichi Electronics Co. Ltd.	1,200	24,837
YA-MAN Ltd. (x)	3,200	16,369
Yamanashi Chuo Bank Ltd. (The)	1,400	18,291
Yamashita Health Care Holdings, Inc.	100	1,645
Yamatane Corp.	600	10,833
Yamato Corp.	1,000	6,184
Yamato Holdings Co. Ltd.	6,800	74,745
Yamato International, Inc.	700	1,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Yamato Kogyo Co. Ltd.	500	$24,321
Yamaura Corp.	500	4,152
Yamaya Corp.	110	2,164
Yamazaki Baking Co. Ltd.	2,900	59,518
Yamazawa Co. Ltd.	300	2,439
Yaoko Co. Ltd.	500	30,275
Yaskawa Electric Corp.	6,800	244,164
Yasuda Logistics Corp.	1,000	9,945
Yellow Hat Ltd.	2,200	31,450
Yodogawa Steel Works Ltd.	900	31,438
Yokogawa Bridge Holdings Corp.	100	1,683
Yokogawa Electric Corp.	6,400	154,739
Yokohama Rubber Co. Ltd. (The)	2,800	61,903
Yokorei Co. Ltd.	2,600	16,952
Yokowo Co. Ltd.	1,000	13,034
Yomeishu Seizo Co. Ltd.	500	7,120
Yondenko Corp.	400	9,373
Yondoshi Holdings, Inc.	900	10,908
Yorozu Corp.	700	4,986
Yoshinoya Holdings Co. Ltd. (x)	1,400	26,670
Yuken Kogyo Co. Ltd.	200	2,977
Yurtec Corp.	2,000	18,584
Yushin Precision Equipment Co. Ltd.	1,200	5,624
Yushiro Chemical Industry Co. Ltd.	600	6,832
YU-WA Creation Holdings Co. Ltd.	700	570
Zappallas, Inc.	1,000	2,710
Zenkoku Hosho Co. Ltd.	1,500	55,249
Zenrin Co. Ltd.	2,550	14,883
Zensho Holdings Co. Ltd. (x)	3,200	122,320
Zeon Corp.	4,300	35,680
Zeria Pharmaceutical Co. Ltd.	1,100	14,447
Zojirushi Corp. (x)	1,800	17,307
ZOZO, Inc. (x)	3,500	87,625
Zuken, Inc.	800	21,008

		160,195,371

Jordan (0.0%)†
Hikma Pharmaceuticals plc	8,329	199,097

Luxembourg (0.4%)
Eurofins Scientific SE	71,600	3,569,455

Mexico (0.0%)†
Fresnillo plc	9,528	67,689

Netherlands (4.5%)
Adyen NV (m)*	1,889	2,252,031
Akzo Nobel NV	58,700	3,569,461
ASML Holding NV	23,485	24,250,846
EXOR NV	40,000	4,185,272
ING Groep NV	217,460	3,717,371
Koninklijke Ahold Delhaize NV	143,350	4,235,636
Wolters Kluwer NV	16,355	2,711,382

		44,921,999

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	31,169	140,767
Auckland International Airport Ltd.	6,589	31,032
Chorus Ltd.	14,715	70,285
Fisher & Paykel Healthcare Corp. Ltd.	7,356	136,273
Fletcher Building Ltd.	17,976	32,258
Xero Ltd.*	5,716	520,113

		930,728

Nigeria (0.0%)†
Airtel Africa plc (m)	51,559	78,276

South Africa (0.2%)
Anglo American plc	73,328	2,319,202

South Korea (0.9%)
NAVER Corp.	39,505	4,789,963
Samsung Electronics Co. Ltd. (Preference) (q)	98,900	4,569,590

		9,359,553

Spain (2.1%)
Amadeus IT Group SA	48,993	3,260,427
Banco Bilbao Vizcaya Argentaria SA	384,172	3,847,684
Banco Santander SA	1,039,973	4,823,134
Iberdrola SA	386,305	5,012,137
Industria de Diseno Textil SA	73,035	3,626,132

		20,569,514

Sweden (0.8%)
Sandvik AB	105,200	2,108,169
SKF AB, Class B	169,600	3,405,121
Volvo AB, Class B	113,500	2,903,090

		8,416,380

Switzerland (1.0%)
Cie Financiere Richemont SA (Registered)	13,500	2,107,379
Novartis AG (Registered)	28,800	3,082,749
Schindler Holding AG	5,200	1,306,873
Swatch Group AG (The)	17,796	3,645,561

		10,142,562

United Kingdom (14.3%)
3i Group plc	55,163	2,137,969
Admiral Group plc	16,922	559,377
Ashtead Group plc	78,647	5,251,241
Associated British Foods plc	19,161	599,238
AstraZeneca plc	87,830	13,718,361
Auto Trader Group plc (m)	53,719	544,064
Aviva plc	161,870	975,218
B&M European Value Retail SA	56,004	309,514
BAE Systems plc	179,421	2,993,840
Barclays plc	884,269	2,335,093
Barratt Developments plc	52,684	314,475
Beazley plc	34,283	306,827
Berkeley Group Holdings plc	5,648	327,567
British American Tobacco plc	118,237	3,631,960
BT Group plc	392,585	696,510
Bunzl plc	35,451	1,348,890
Burberry Group plc	22,504	249,710
Centrica plc	315,344	537,747
Compass Group plc	171,318	4,677,763
ConvaTec Group plc (m)	97,733	290,082
Croda International plc	8,460	422,210
Darktrace plc*	24,420	177,993
DCC plc	5,604	392,454
Diageo plc	131,435	4,136,229
Diploma plc	7,180	376,482
DS Smith plc	80,044	425,983
easyJet plc	34,772	201,183
Entain plc	35,012	278,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Frasers Group plc*	7,567	$84,415
Halma plc	22,889	782,954
Hargreaves Lansdown plc	22,638	323,941
Howden Joinery Group plc	32,410	359,917
HSBC Holdings plc	1,108,734	9,585,205
IMI plc	11,292	251,797
Imperial Brands plc	50,937	1,303,243
Informa plc	124,190	1,343,508
InterContinental Hotels Group plc	9,626	1,013,127
Intermediate Capital Group plc	16,103	444,164
International Consolidated Airlines Group SA*	219,006	449,182
Intertek Group plc	9,111	552,135
J Sainsbury plc	113,698	366,500
JD Sports Fashion plc	156,770	236,817
Kingfisher plc	110,263	346,786
Land Securities Group plc (REIT)	42,270	331,021
Legal & General Group plc	361,808	1,038,211
Lloyds Banking Group plc	17,223,157	11,917,879
London Stock Exchange Group plc	29,287	3,480,040
M&G plc	132,682	342,156
Marks & Spencer Group plc	113,747	411,951
Melrose Industries plc	76,927	538,145
National Grid plc	283,510	3,163,106
NatWest Group plc	363,501	1,432,726
Next plc	7,102	811,219
Pearson plc	40,040	501,489
Persimmon plc	18,360	313,784
Phoenix Group Holdings plc	42,528	280,357
Reckitt Benckiser Group plc	125,202	6,777,029
RELX plc	110,494	5,082,790
Rentokil Initial plc	149,046	868,943
Rightmove plc	48,311	327,946
Rolls-Royce Holdings plc*	494,775	2,857,033
Sage Group plc (The)	59,971	825,185
Schroders plc	1,208,652	5,558,344
Segro plc (REIT)	71,665	813,695
Severn Trent plc	15,972	480,527
Smith & Nephew plc	286,496	3,551,337
Smiths Group plc	109,286	2,355,431
Spirax Group plc	4,477	479,915
SSE plc	65,287	1,476,862
Standard Chartered plc	126,105	1,141,371
Taylor Wimpey plc	192,890	346,608
Tesco plc	418,010	1,616,924
Unilever plc	119,331	6,553,458
Unilever plc (London Stock Exchange)	26,114	1,434,315
UNITE Group plc (The) (REIT)	18,779	211,748
United Utilities Group plc	40,904	508,070
Virgin Money UK plc (CHDI)	42,653	115,807
Vistry Group plc*	17,060	255,120
Vodafone Group plc	1,295,275	1,142,220
Weir Group plc (The)	11,200	280,893
Whitbread plc	11,026	414,655
WPP plc	587,622	5,380,937

		141,079,748

United States (7.0%)
Amcor plc (CHDI)	24,507	243,431
Block, Inc. (CRDI)*	1,701	109,128
BP plc	996,065	5,983,366
CNH Industrial NV	888,400	8,999,492
CSL Ltd.	19,381	3,816,789
Experian plc	54,255	2,527,997
GSK plc	236,000	4,562,921
Haleon plc	391,207	1,595,337
Holcim AG	22,079	1,956,625
James Hardie Industries plc (CHDI)*	17,494	552,003
Life360, Inc. (CRDI) (m)*	8,300	90,640
Light & Wonder, Inc. (CRDI)*	619	65,657
Newmont Corp. (CRDI)	6,281	265,943
News Corp. (CHDI), Class B	1,221	35,147
Reliance Worldwide Corp. Ltd.	24,282	73,217
ResMed, Inc. (CHDI)	23,629	458,701
Roche Holding AG	17,685	4,911,133
Sanofi SA	75,645	7,286,220
Schneider Electric SE	37,776	9,074,327
Shell plc	376,484	13,487,386
Sims Ltd.	6,752	46,394
Stellantis NV	139,786	2,765,029

		68,906,883

Total Common Stocks (89.0%) (Cost $712,086,449)		879,297,566

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	20,158	257,875
Scottish Mortgage Investment Trust plc	82,672	924,039

		1,181,914

United States (0.0%)†
Pershing Square Holdings Ltd.	7,968	421,226

Total Closed End Funds (0.1%) (Cost $1,008,252)		1,603,140

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	400,000	400,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,269,359	1,269,359

Total Investment Companies		1,669,359

Total Short-Term Investments (0.2%) (Cost $1,669,359)		1,669,359

Total Investments in Securities (89.3%) (Cost $714,764,060)		882,570,065
Other Assets Less Liabilities (10.7%)		105,768,169

Net Assets (100%)		$988,338,234

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $6,005,552 or 0.6% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $11,272,582. This was collateralized by $10,482,135 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.510%, maturing 7/15/24 – 11/15/53 and by cash of $1,669,359 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CRDI	—	CREST Depository Interest
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
INR	—	India Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	756	9/2024	EUR	39,882,778	171,660
FTSE 100 Index	239	9/2024	GBP	24,810,086	47,148
SPI 200 Index	78	9/2024	AUD	10,110,167	91,936
TOPIX Index	144	9/2024	JPY	25,154,578	295,001

					605,745

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	14,804,226	USD	9,856,358	HSBC Bank plc	9/20/2024	40,312
USD	45,005,912	EUR	41,603,764	HSBC Bank plc	9/20/2024	274,751

Total unrealized appreciation						315,063

GBP	17,635,907	USD	22,528,725	HSBC Bank plc	9/20/2024	(221,748)
JPY	3,339,476,486	USD	21,574,936	HSBC Bank plc	9/20/2024	(558,866)

Total unrealized depreciation						(780,614)

Net unrealized depreciation						(465,551)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 3,800, CAD 709, CHF 1,972, DKK 37, EUR 84,114,911, GBP 1,766,607, INR 4,907, JPY 4,075,884, KRW 1, SEK 58,795, TWD 71 and ZAR 51.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$1,603,140	$—		$1,603,140
Common Stocks
Australia	—	70,391,195	—	(a)	70,391,195
Austria	—	511,902	—		511,902
Belgium	2,535,978	6,920,402	—		9,456,380
Brazil	—	44,669	—		44,669
Canada	4,559,833	—	—		4,559,833
Chile	—	547,480	—		547,480
China	—	16,144,199	—		16,144,199
Denmark	—	4,903,000	—		4,903,000
Finland	—	4,007,852	—		4,007,852
France	—	120,340,932	—		120,340,932
Germany	—	134,320,062	—		134,320,062
Hong Kong	—	9,502,222	—		9,502,222
India	—	2,075,685	—		2,075,685
Indonesia	—	1,541,565	—		1,541,565
Ireland	—	2,543,145	—		2,543,145
Italy	4,448,008	23,202,980	—		27,650,988
Japan	—	160,195,371	—		160,195,371
Jordan	—	199,097	—		199,097
Luxembourg	—	3,569,455	—		3,569,455
Mexico	—	67,689	—		67,689
Netherlands	—	44,921,999	—		44,921,999
New Zealand	—	930,728	—		930,728
Nigeria	—	78,276	—		78,276
South Africa	—	2,319,202	—		2,319,202
South Korea	—	9,359,553	—		9,359,553
Spain	—	20,569,514	—		20,569,514
Sweden	—	8,416,380	—		8,416,380
Switzerland	—	10,142,562	—		10,142,562
United Kingdom	—	141,079,748	—		141,079,748
United States	8,999,492	59,907,391	—		68,906,883
Forward Currency Contracts	—	315,063	—		315,063
Futures	605,745	—	—		605,745
Short-Term Investments
Investment Companies	1,669,359	—	—		1,669,359

Total Assets	$22,818,415	$860,672,458	$—		$883,490,873

Liabilities:
Forward Currency Contracts	$—	$(780,614)	$—		$(780,614)

Total Liabilities	$—	$(780,614)	$—		$(780,614)

Total	$22,818,415	$859,891,844	$—		$882,710,259

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$315,063
Equity contracts	Receivables, Net assets – Unrealized appreciation	605,745 *

Total		$920,808

	Liability Derivatives
Foreign exchange contracts	Payables	(780,614)

Total		$(780,614)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,711,448)	$(1,711,448)
Equity contracts	9,491,386	—	9,491,386

Total	$9,491,386	$(1,711,448)	$7,779,938

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(536,384)	$(536,384)
Equity contracts	(203,211)	—	(203,211)

Total	$(203,211)	$(536,384)	$(739,595)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$99,620,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$54,854,000
Average settlement value sold – in USD	45,614,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$315,063	$(315,063)	$—	$—

Total	$315,063	$(315,063)	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$780,614	$(315,063)	$—	$465,551

Total	$780,614	$(315,063)	$—	$465,551

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,205,059
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$108,106,646

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 3%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$ 2,270,910	$5,538,059	$1,048,194

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,349,558
Aggregate gross unrealized depreciation	(108,766,597)

Net unrealized appreciation	$153,582,961

Federal income tax cost of investments in securities and derivative instruments, if applicable	$729,127,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $714,764,060)	$882,570,065
Cash	7,305,954
Foreign cash (Cost $93,759,595)	90,027,745
Cash held as collateral at broker for futures	6,080,280
Dividends, interest and other receivables	5,365,963
Receivable for securities sold	1,269,727
Unrealized appreciation on forward foreign currency contracts	315,063
Receivable for Portfolio shares sold	54,752
Due from broker for futures variation margin	27,021
Securities lending income receivable	4,009
Other assets	25,141

Total assets	993,045,720

LIABILITIES
Payable for return of collateral on securities loaned	1,669,359
Payable for securities purchased	825,643
Unrealized depreciation on forward foreign currency contracts	780,614
Investment management fees payable	489,738
Payable for Portfolio shares repurchased	431,375
Distribution fees payable – Class IB	119,362
Administrative fees payable	104,205
Accrued India taxes	102,312
Trustees’ fees payable	911
Accrued expenses	183,967

Total liabilities	4,707,486

Commitments and contingent liabilities^
NET ASSETS	$988,338,234

Net assets were comprised of:
Paid in capital	$799,024,775
Total distributable earnings (loss)	189,313,459

Net assets	$988,338,234

Class IB
Net asset value, offering and redemption price per share, $572,158,038 / 41,072,510 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.93

Class K
Net asset value, offering and redemption price per share, $416,180,196 / 29,726,879 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.00

(x)	Includes value of securities on loan of $11,272,582.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,975,755 foreign withholding tax)	$18,842,332
Interest	685,137
Securities lending (net)	44,421

Total income	19,571,890

EXPENSES
Investment management fees	2,993,543
Distribution fees – Class IB (a)	702,529
Administrative fees	638,666
Custodian fees	129,007
Professional fees	62,191
Printing and mailing expenses	53,854
Distribution fees – Class IA (a)	23,749
Trustees’ fees	16,851
Miscellaneous	53,161

Total expenses	4,673,551

NET INVESTMENT INCOME (LOSS)	14,898,339

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $12,120 on realized gain on investments)	21,089,644
Futures contracts	9,491,386
Forward foreign currency contracts	(1,711,448)
Foreign currency transactions	(141,346)

Net realized gain (loss)	28,728,236

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $13,717 on unrealized appreciation on investments)	(13,716,265)
Futures contracts	(203,211)
Forward foreign currency contracts	(536,384)
Foreign currency translations	(2,756,599)

Net change in unrealized appreciation (depreciation)	(17,212,459)

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,515,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,414,116

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,898,339	$19,965,988
Net realized gain (loss)	28,728,236	28,187,618
Net change in unrealized appreciation (depreciation)	(17,212,459)	126,320,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,414,116	174,473,678

Distributions to shareholders:
Class IA	—	(403,609)
Class IB	—	(11,462,560)
Class K	—	(9,806,313)

Total distributions to shareholders	—	(21,672,482)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 28,978 and 119,324 shares, respectively ]	402,885	1,528,992
Capital shares issued in reinvestment of dividends [ 0 and 30,426 shares, respectively ]	—	403,609
Capital shares repurchased in connection with share class combination (Note 1) [ (1,435,306) and 0 shares, respectively ]	(19,970,867)	—
Capital shares repurchased [ (58,836) and (183,444) shares, respectively ]	(810,413)	(2,373,088)

Total Class IA transactions	(20,378,395)	(440,487)

Class IB
Capital shares sold [ 444,002 and 1,150,596 shares, respectively ]	6,142,034	14,926,156
Capital shares issued in connection with share class combination (Note 1) [ 1,434,916 and 0 shares, respectively ]	19,970,867	—
Capital shares issued in reinvestment of dividends [ 0 and 863,900 shares, respectively ]	—	11,462,560
Capital shares repurchased [ (2,333,396) and (6,029,216) shares, respectively ]	(32,394,281)	(77,853,926)

Total Class IB transactions	(6,281,380)	(51,465,210)

Class K
Capital shares sold [ 6,798 and 385,547 shares, respectively ]	95,081	4,863,406
Capital shares issued in reinvestment of dividends [ 0 and 735,225 shares, respectively ]	—	9,806,313
Capital shares repurchased [ (2,205,417) and (6,097,173) shares, respectively ]	(30,845,437)	(79,569,129)

Total Class K transactions	(30,750,356)	(64,899,410)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(57,410,131)	(116,805,107)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,996,015)	35,996,089
NET ASSETS:
Beginning of period	1,019,334,249	983,338,160

End of period	$988,338,234	$1,019,334,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022		2021		2020		2019
Net asset value, beginning of period	$13.58		$11.70	$13.90		$13.65		$13.43		$11.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.24	0.24		0.25	(cc)	0.11	(aa)	0.30	(1)
Net realized and unrealized gain (loss)	0.15		1.92	(2.15)		1.13		0.43		2.27

Total from investment operations	0.35		2.16	(1.91)		1.38		0.54		2.57

Less distributions:
Dividends from net investment income	—		(0.28)	(0.19)		(0.32)		(0.17)		(0.30)
Distributions from net realized gains	—		—	(0.10)		(0.81)		(0.15)		(0.29)

Total dividends and distributions	—		(0.28)	(0.29)		(1.13)		(0.32)		(0.59)

Net asset value, end of period	$13.93		$13.58	$11.70		$13.90		$13.65		$13.43

Total return (b)	2.58%		18.52%	(13.63)%		10.35%		4.20%		22.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$572,158		$564,119	$532,672		$660,619		$653,179		$667,985
Ratio of expenses to average net assets:
After waivers (a)(f)	1.03%		1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%
Before waivers and rembersements (a)(f)	1.03%		1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.85%		1.85%	2.02%		1.67	%(dd)	0.96	%(bb)	2.38	%(ee)
Before waivers and rembersements (a)(f)	2.85%		1.85%	2.02%		1.67	%(dd)	0.96	%(bb)	2.38	%(ee)
Portfolio turnover rate^	8	%(z)	10%	18%		14%		20%		16%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022		2021		2020		2019
Net asset value, beginning of period	$13.64		$11.74	$13.95		$13.69		$13.47		$11.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.28	0.27		0.28	(cc)	0.14	(aa)	0.33	(1)
Net realized and unrealized gain (loss)	0.15		1.93	(2.16)		1.15		0.42		2.30

Total from investment operations	0.36		2.21	(1.89)		1.43		0.56		2.63

Less distributions:
Dividends from net investment income	—		(0.31)	(0.22)		(0.36)		(0.19)		(0.34)
Distributions from net realized gains	—		—	(0.10)		(0.81)		(0.15)		(0.29)

Total dividends and distributions	—		(0.31)	(0.32)		(1.17)		(0.34)		(0.63)

Net asset value, end of period	$14.00		$13.64	$11.74		$13.95		$13.69		$13.47

Total return (b)	2.64%		18.90%	(13.45)%		10.65%		4.41%		22.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$416,180		$435,317	$433,140		$467,070		$472,110		$379,225
Ratio of expenses to average net assets:
After waivers (a)(f)	0.78%		0.78%	0.82	%(g)	0.83	%(g)	0.81	%(g)	0.78%
Before waivers and rembersements (a)(f)	0.78%		0.78%	0.82	%(g)	0.83	%(g)	0.81	%(g)	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.09%		2.12%	2.23%		1.92	%(dd)	1.23	%(bb)	2.58	%(ee)
Before waivers and rembersements (a)(f)	3.09%		2.12%	2.23%		1.92	%(dd)	1.23	%(bb)	2.58	%(ee)
Portfolio turnover rate^	8	%(z)	10%	18%		14%		20%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.30 for IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.09 and $0.12 for Class IB amd Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.21 for Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.47% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.24% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.0%)
Entertainment (1.5%)
Walt Disney Co. (The)	29,607	$2,939,679
Warner Bros Discovery, Inc.*	177,030	1,317,103

		4,256,782

Interactive Media & Services (4.5%)
Alphabet, Inc., Class A	33,598	6,119,876
Meta Platforms, Inc., Class A	14,243	7,181,605

		13,301,481

Media (2.2%)
Charter Communications, Inc., Class A*	12,489	3,733,712
Comcast Corp., Class A	71,020	2,781,143

		6,514,855

Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc.	12,799	2,254,928

Total Communication Services		26,328,046

Consumer Discretionary (3.7%)
Automobiles (0.2%)
General Motors Co.	13,356	620,520

Broadline Retail (1.3%)
eBay, Inc.	69,037	3,708,668

Hotels, Restaurants & Leisure (2.2%)
Las Vegas Sands Corp.	72,213	3,195,425
Starbucks Corp.	42,673	3,322,093

		6,517,518

Total Consumer Discretionary		10,846,706

Consumer Staples (9.5%)
Beverages (2.1%)
Coca-Cola Co. (The)	41,905	2,667,253
Keurig Dr Pepper, Inc.	103,877	3,469,492

		6,136,745

Consumer Staples Distribution & Retail (1.2%)
Sysco Corp.	48,837	3,486,473

Food Products (1.3%)
Kraft Heinz Co. (The)	84,229	2,713,858
Tyson Foods, Inc., Class A	17,970	1,026,806

		3,740,664

Household Products (2.3%)
Kimberly-Clark Corp.	27,913	3,857,577
Reckitt Benckiser Group plc	52,355	2,833,911

		6,691,488

Tobacco (2.6%)
Philip Morris International, Inc.	77,306	7,833,417

Total Consumer Staples		27,888,787

Energy (10.2%)
Oil, Gas & Consumable Fuels (10.2%)
Cheniere Energy, Inc.	15,652	2,736,439
Chevron Corp.	40,247	6,295,436
ConocoPhillips	22,029	2,519,677
Exxon Mobil Corp.	48,357	5,566,858
Hess Corp.	17,634	2,601,367
Marathon Oil Corp.	97,794	2,803,754
Shell plc (ADR)	16,672	1,203,385
Suncor Energy, Inc.	159,658	6,082,970

Total Energy		29,809,886

Financials (19.8%)
Banks (12.8%)
Bank of America Corp.	212,319	8,443,926
Citigroup, Inc.	70,084	4,447,531
Citizens Financial Group, Inc.	114,057	4,109,474
Fifth Third Bancorp	109,669	4,001,822
Huntington Bancshares, Inc.	278,525	3,670,959
M&T Bank Corp.	21,165	3,203,534
Wells Fargo & Co.	162,448	9,647,787

		37,525,033

Capital Markets (3.4%)
Goldman Sachs Group, Inc. (The)	8,358	3,780,491
Morgan Stanley	20,616	2,003,669
State Street Corp.	57,055	4,222,070

		10,006,230

Insurance (3.6%)
Allstate Corp. (The)	18,965	3,027,952
American International Group, Inc.	62,758	4,659,154
MetLife, Inc.	40,000	2,807,600

		10,494,706

Total Financials		58,025,969

Health Care (15.8%)
Biotechnology (0.6%)
AbbVie, Inc.	9,576	1,642,476

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	41,903	1,401,655
Becton Dickinson & Co.	10,306	2,408,615
Dentsply Sirona, Inc.	36,728	914,895
GE HealthCare Technologies, Inc.	7,446	580,192
Medtronic plc	35,102	2,762,879

		8,068,236

Health Care Providers & Services (6.3%)
CVS Health Corp.	66,293	3,915,264
Elevance Health, Inc.	12,549	6,799,801
Henry Schein, Inc.*	39,229	2,514,579
Humana, Inc.	7,003	2,616,671
Universal Health Services, Inc., Class B	13,715	2,536,315

		18,382,630

Pharmaceuticals (6.2%)
AstraZeneca plc	21,415	3,344,856
Bristol-Myers Squibb Co.	40,816	1,695,088
Johnson & Johnson	26,117	3,817,261
Merck & Co., Inc.	36,625	4,534,175
Sanofi SA (ADR)	99,223	4,814,300

		18,205,680

Total Health Care		46,299,022

Industrials (12.0%)
Aerospace & Defense (2.2%)
General Electric Co.	21,168	3,365,077
Textron, Inc.	36,091	3,098,773

		6,463,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (2.2%)
FedEx Corp.	21,641	$6,488,838

Building Products (2.0%)
Johnson Controls International plc	85,941	5,712,498

Electrical Equipment (3.2%)
Eaton Corp. plc	15,291	4,794,493
Emerson Electric Co.	41,975	4,623,966

		9,418,459

Machinery (2.4%)
Caterpillar, Inc.	11,209	3,733,718
Westinghouse Air Brake Technologies Corp.	21,086	3,332,642

		7,066,360

Total Industrials		35,150,005

Information Technology (11.7%)
Communications Equipment (2.9%)
Cisco Systems, Inc.	109,114	5,184,006
F5, Inc.*	19,072	3,284,771

		8,468,777

IT Services (2.0%)
Cognizant Technology Solutions Corp., Class A	51,334	3,490,712
DXC Technology Co.*	124,612	2,378,843

		5,869,555

Semiconductors & Semiconductor Equipment (4.0%)
Intel Corp.	95,670	2,962,900
NXP Semiconductors NV	15,798	4,251,084
QUALCOMM, Inc.	22,210	4,423,788

		11,637,772

Software (2.8%)
Microsoft Corp.	18,613	8,319,080

Total Information Technology		34,295,184

Materials (3.3%)
Chemicals (2.0%)
CF Industries Holdings, Inc.	34,931	2,589,086
Corteva, Inc.	59,201	3,193,302

		5,782,388

Containers & Packaging (1.3%)
International Paper Co.	90,551	3,907,275

Total Materials		9,689,663

Real Estate (0.3%)
Specialized REITs (0.3%)
SBA Communications Corp. (REIT)	5,450	1,069,835

Total Real Estate		1,069,835

Utilities (1.3%)
Multi-Utilities (1.3%)
Dominion Energy, Inc.	77,063	3,776,087

Total Utilities		3,776,087

Total Common Stocks (96.6%) (Cost $192,229,319)		283,179,190

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	2,721,774	2,722,318

Total Short-Term Investments (0.9%) (Cost $2,722,318)		2,722,318

Total Investments in Securities (97.5%) (Cost $194,951,637)		285,901,508
Other Assets Less Liabilities (2.5%)		7,319,666

Net Assets (100%)		$293,221,174

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	137,179	USD	99,911	CIBC World Markets, Inc.	7/12/2024	386
EUR	50,722	USD	54,345	CIBC World Markets, Inc.	7/12/2024	1
EUR	88,561	USD	94,851	Deutsche Bank AG	7/12/2024	38
USD	90,728	EUR	84,598	Goldman Sachs International	7/12/2024	85
USD	2,493,425	EUR	2,300,475	Royal Bank of Canada	7/12/2024	28,575
USD	3,740,254	GBP	2,938,141	Royal Bank of Canada	7/12/2024	25,926

Total unrealized appreciation						55,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	64,768	USD	69,581	Goldman Sachs International	7/12/2024	(186)
USD	75,190	CAD	102,882	Deutsche Bank AG	7/12/2024	(31)
USD	3,055,961	CAD	4,187,193	Royal Bank of Canada	7/12/2024	(5,461)
USD	62,258	EUR	58,272	Royal Bank of Canada	7/12/2024	(178)

Total unrealized depreciation						(5,856)

Net unrealized appreciation						49,155

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,328,046	$—	$—	$26,328,046
Consumer Discretionary	10,846,706	—	—	10,846,706
Consumer Staples	25,054,876	2,833,911	—	27,888,787
Energy	29,809,886	—	—	29,809,886
Financials	58,025,969	—	—	58,025,969
Health Care	42,954,166	3,344,856	—	46,299,022
Industrials	35,150,005	—	—	35,150,005
Information Technology	34,295,184	—	—	34,295,184
Materials	9,689,663	—	—	9,689,663
Real Estate	1,069,835	—	—	1,069,835
Utilities	3,776,087	—	—	3,776,087
Forward Currency Contracts	—	55,011	—	55,011
Short-Term Investments
Investment Companies	2,722,318	—	—	2,722,318

Total Assets	$279,722,741	$6,233,778	$—	$285,956,519

Liabilities:
Forward Currency Contracts	$—	$(5,856)	$—	$(5,856)

Total Liabilities	$—	$(5,856)	$—	$(5,856)

Total	$279,722,741	$6,227,922	$—	$285,950,663

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$55,011

Total		$55,011

	Liability Derivatives
Foreign exchange contracts	Payables	$(5,856)

Total		$(5,856)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$90,329	$90,329

Total	$90,329	$90,329

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$110,476	$110,476

Total	$110,476	$110,476

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$247,000
Average settlement value sold – in USD	8,196,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
CIBC World Markets, Inc.	$387	$—	$—	$387
Deutsche Bank AG	38	(31)	—	7
Goldman Sachs International	85	(85)	—	—
Royal Bank of Canada	54,501	(5,639)	—	48,862

Total	$55,011	$(5,755)	$—	$49,256

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Deutsche Bank AG	$31	$(31)	$—	$—
Goldman Sachs International	186	(85)	—	101
Royal Bank of Canada	5,639	(5,639)	—	—

Total	$5,856	$(5,755)	$—	$101

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,361,469
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$36,421,955

Investment security transactions for the six months ended June 30, 2024 were as follows:

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,401,782
Aggregate gross unrealized depreciation	(10,128,823)

Net unrealized appreciation	$90,272,959

Federal income tax cost of investments in securities and derivative instruments, if applicable	$195,677,704

For the six months ended June 30, 2024, the Portfolio incurred approximately $1,512 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $194,951,637)	$285,901,508
Cash	6,543,030
Foreign cash (Cost $3,295)	3,286
Receivable for securities sold	625,501
Dividends, interest and other receivables	451,109
Receivable for Portfolio shares sold	206,114
Unrealized appreciation on forward foreign currency contracts	55,011
Securities lending income receivable	1,184
Other assets	3,379

Total assets	293,790,122

LIABILITIES
Investment management fees payable	145,663
Payable for securities purchased	139,900
Payable for Portfolio shares repurchased	95,418
Distribution fees payable – Class IB	53,975
Administrative fees payable	22,092
Unrealized depreciation on forward foreign currency contracts	5,856
Accrued expenses	106,044

Total liabilities	568,948

Commitments and contingent liabilities^
NET ASSETS	$293,221,174

Net assets were comprised of:
Paid in capital	$183,865,000
Total distributable earnings (loss)	109,356,174

Net assets	$293,221,174

Class IB
Net asset value, offering and redemption price per share, $263,882,526 / 12,097,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.81

Class K
Net asset value, offering and redemption price per share, $29,338,648 / 1,347,654 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.77

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $81,102 foreign withholding tax)	$3,503,798
Interest	159,117
Securities lending (net)	2,083

Total income	3,664,998

EXPENSES
Investment management fees	938,202
Distribution fees – Class IB (a)	246,122
Administrative fees	133,252
Distribution fees – Class IA (a)	77,144
Professional fees	30,644
Custodian fees	19,493
Printing and mailing expenses	19,065
Trustees’ fees	4,764
Miscellaneous	3,619

Gross expenses	1,472,305
Less: Waiver from investment manager	(65,881)

Net expenses	1,406,424

NET INVESTMENT INCOME (LOSS)	2,258,574

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	14,779,353
Forward foreign currency contracts	90,329
Foreign currency transactions	3,044

Net realized gain (loss)	14,872,726

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,008,986
Forward foreign currency contracts	110,476
Foreign currency translations	(387)

Net change in unrealized appreciation (depreciation)	6,119,075

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,991,801

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,250,375

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,258,574	$4,364,713
Net realized gain (loss)	14,872,726	20,991,554
Net change in unrealized appreciation (depreciation)	6,119,075	5,887,464

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,250,375	31,243,731

Distributions to shareholders:
Class IA	—	(5,784,705)
Class IB	—	(16,890,731)
Class K	—	(2,773,827)

Total distributions to shareholders	—	(25,449,263)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 88,327 and 214,870 shares, respectively ]	1,882,429	4,339,707
Capital shares issued in reinvestment of dividends and distributions [ 0 and 289,750 shares, respectively ]	—	5,784,705
Capital shares repurchased in connection with share class combination (Note 1) [ (3,007,763) and 0 shares, respectively ]	(65,237,379)	—
Capital shares repurchased [ (295,038) and (733,145) shares, respectively ]	(6,214,814)	(14,783,217)

Total Class IA transactions	(69,569,764)	(4,658,805)

Class IB
Capital shares sold [ 316,935 and 489,200 shares, respectively ]	6,713,286	9,913,395
Capital shares issued in connection with share class combination (Note 1) [ 3,004,513 and 0 shares, respectively ]	65,237,379	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 845,120 shares, respectively ]	—	16,890,731
Capital shares repurchased [ (555,942) and (1,153,679) shares, respectively ]	(11,768,099)	(23,278,300)

Total Class IB transactions	60,182,566	3,525,826

Class K
Capital shares sold [ 21,575 and 66,503 shares, respectively ]	461,710	1,341,561
Capital shares issued in reinvestment of dividends and distributions [ 0 and 139,215 shares, respectively ]	—	2,773,827
Capital shares repurchased [ (171,184) and (372,890) shares, respectively ]	(3,642,464)	(7,565,497)

Total Class K transactions	(3,180,754)	(3,450,109)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,567,952)	(4,583,088)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,682,423	1,211,380
NET ASSETS:
Beginning of period	282,538,751	281,327,371

End of period	$293,221,174	$282,538,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.13		$19.74	$21.90	$17.35	$17.90	$15.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.32	0.31	0.27	0.28	0.32
Net realized and unrealized gain (loss)	1.52		2.02	(0.19)	5.43	(0.44)	3.46

Total from investment operations	1.68		2.34	0.12	5.70	(0.16)	3.78

Less distributions:
Dividends from net investment income	—		(0.33)	(0.35)	(0.25)	(0.31)	(0.35)
Distributions from net realized gains	—		(1.62)	(1.93)	(0.90)	(0.08)	(0.78)

Total dividends and distributions	—		(1.95)	(2.28)	(1.15)	(0.39)	(1.13)

Net asset value, end of period	$21.81		$20.13	$19.74	$21.90	$17.35	$17.90

Total return (b)	8.35%		12.01%	0.49%	33.02%	(0.77)%	25.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$263,883		$187,859	$180,668	$189,080	$150,411	$157,298
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.05%		1.05%	1.04%	1.04%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.54%		1.56%	1.46%	1.27%	1.83%	1.87%
Before waivers (a)(f)	1.49%		1.52%	1.41%	1.23%	1.77%	1.81%
Portfolio turnover rate^	8	%(z)	18%	25%	17%	37%	24%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.07		$19.68	$21.83	$17.30	$17.84	$15.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.36	0.37	0.32	0.31	0.36
Net realized and unrealized gain (loss)	1.51		2.03	(0.18)	5.40	(0.42)	3.45

Total from investment operations	1.70		2.39	0.19	5.72	(0.11)	3.81

Less distributions:
Dividends from net investment income	—		(0.38)	(0.41)	(0.29)	(0.35)	(0.39)
Distributions from net realized gains	—		(1.62)	(1.93)	(0.90)	(0.08)	(0.78)

Total dividends and distributions	—		(2.00)	(2.34)	(1.19)	(0.43)	(1.17)

Net asset value, end of period	$21.77		$20.07	$19.68	$21.83	$17.30	$17.84

Total return (b)	8.47%		12.30%	0.78%	33.28%	(0.50)%	25.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,339		$30,044	$32,757	$33,962	$29,784	$28,167
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.80%		0.80%	0.79%	0.79%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.79%		1.80%	1.70%	1.51%	2.09%	2.12%
Before waivers (a)(f)	1.74%		1.76%	1.66%	1.47%	2.03%	2.06%
Portfolio turnover rate^	8	%(z)	18%	25%	17%	37%	24%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (0.5%)
Canadian Pacific Kansas City Ltd.	33,357	$2,626,197

China (2.3%)
JD.com, Inc. (ADR) (x)	319,514	8,256,242
Tencent Holdings Ltd.	57,200	2,727,768

		10,984,010

Denmark (5.3%)
Novo Nordisk A/S, Class B	176,838	25,535,733

France (8.3%)
Airbus SE	120,116	16,499,140
Dassault Systemes SE	43,714	1,652,588
EssilorLuxottica SA	17,254	3,717,808
Kering SA	4,153	1,505,531
LVMH Moet Hennessy Louis Vuitton SE	21,807	16,665,562

		40,040,629

Germany (3.6%)
Allianz SE (Registered)	8,825	2,452,569
SAP SE	73,220	14,861,203

		17,313,772

India (6.7%)
DLF Ltd.	2,346,077	23,204,041
HDFC Bank Ltd.	106,391	2,148,298
ICICI Bank Ltd. (ADR)	247,398	7,127,536

		32,479,875

Israel (0.9%)
Nice Ltd. (ADR)*	25,656	4,412,062

Italy (1.0%)
Brunello Cucinelli SpA	37,902	3,795,273
Ferrari NV	1,966	801,559

		4,596,832

Japan (4.2%)
Capcom Co. Ltd.	53,100	1,001,009
Hoya Corp.	17,000	1,976,412
Keyence Corp.	26,256	11,513,213
TDK Corp.	90,000	5,518,367

		20,009,001

Netherlands (2.2%)
ASML Holding NV	7,650	7,899,466
BE Semiconductor Industries NV	9,102	1,522,117
Universal Music Group NV	41,265	1,227,675

		10,649,258

Spain (1.2%)
Amadeus IT Group SA	84,725	5,638,350

Sweden (4.8%)
Assa Abloy AB, Class B	305,625	8,639,046
Atlas Copco AB, Class A	757,249	14,231,909

		22,870,955

Switzerland (0.7%)
Lonza Group AG (Registered)	6,373	3,478,568

United States (57.2%)
Adobe, Inc.*	27,619	15,343,459
Alphabet, Inc., Class A	317,078	57,755,758
Amazon.com, Inc.*	35,975	6,952,169
Analog Devices, Inc.	105,749	24,138,267
Avantor, Inc.*	51,398	1,089,638
Boston Scientific Corp.*	27,230	2,096,982
Broadcom, Inc.	1,302	2,090,400
Charles River Laboratories International, Inc.*	4,495	928,577
Danaher Corp.	8,659	2,163,451
Ecolab, Inc.	8,325	1,981,350
Edwards Lifesciences Corp.*	18,926	1,748,195
Eli Lilly and Co.	3,079	2,787,665
Equifax, Inc.	28,566	6,926,112
IDEXX Laboratories, Inc.*	3,531	1,720,303
Illumina, Inc.*	10,285	1,073,548
Intuit, Inc.	30,461	20,019,274
Intuitive Surgical, Inc.*	12,888	5,733,227
IQVIA Holdings, Inc.*	19,730	4,171,711
Lam Research Corp.	2,466	2,625,920
Linde plc	3,142	1,378,741
Marriott International, Inc., Class A	16,694	4,036,108
Marvell Technology, Inc.	107,603	7,521,450
Meta Platforms, Inc., Class A	78,357	39,509,167
Microsoft Corp.	23,981	10,718,308
Netflix, Inc.*	4,181	2,821,673
NVIDIA Corp.	125,070	15,451,148
Phathom Pharmaceuticals, Inc. (x)*	84,997	875,469
S&P Global, Inc.	39,018	17,402,028
Synopsys, Inc.*	2,118	1,260,337
Thermo Fisher Scientific, Inc.	3,245	1,794,485
TJX Cos., Inc. (The)	4,481	493,358
Visa, Inc., Class A	40,790	10,706,151

		275,314,429

Total Common Stocks (98.9%) (Cost $210,717,643)		475,949,671

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	4,056,176	4,056,176
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	258,911	258,962

Total Investment Companies		4,515,138

Total Short-Term Investments (1.0%) (Cost $4,515,138)		4,515,138

Total Investments in Securities (99.9%) (Cost $215,232,781)		480,464,809
Other Assets Less Liabilities (0.1%)		622,399

Net Assets (100%)		$481,087,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $8,218,521. This was collateralized by $4,300,938 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.479%, maturing 10/15/24 – 2/15/54 and by cash of $4,256,176 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$2,626,197	$—	$—	$2,626,197
China	8,256,242	2,727,768	—	10,984,010
Denmark	—	25,535,733	—	25,535,733
France	—	40,040,629	—	40,040,629
Germany	—	17,313,772	—	17,313,772
India	7,127,536	25,352,339	—	32,479,875
Israel	4,412,062	—	—	4,412,062
Italy	—	4,596,832	—	4,596,832
Japan	—	20,009,001	—	20,009,001
Netherlands	—	10,649,258	—	10,649,258
Spain	—	5,638,350	—	5,638,350
Sweden	—	22,870,955	—	22,870,955
Switzerland	—	3,478,568	—	3,478,568
United States	275,314,429	—	—	275,314,429
Short-Term Investments
Investment Companies	4,515,138	—	—	4,515,138

Total Assets	$302,251,604	$178,213,205	$—	$480,464,809

Total Liabilities	$—	$—	$—	$—

Total	$302,251,604	$178,213,205	$—	$480,464,809

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,301,909
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,947,463

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274,383,815
Aggregate gross unrealized depreciation	(9,440,214)

Net unrealized appreciation	$264,943,601

Federal income tax cost of investments in securities and derivative instruments, if applicable	$215,521,208

For the six months ended June 30, 2024, the Portfolio incurred approximately $1,380 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $215,232,781)	$480,464,809
Cash	6,112,000
Foreign cash (Cost $86,374)	83,805
Dividends, interest and other receivables	487,942
Receivable for securities sold	475,498
Receivable for Portfolio shares sold	97,026
Securities lending income receivable	4,242
Other assets	5,286

Total assets	487,730,608

LIABILITIES
Payable for return of collateral on securities loaned	4,256,176
Accrued India taxes	1,848,156
Investment management fees payable	275,441
Distribution fees payable – Class IB	98,244
Payable for Portfolio shares repurchased	81,682
Administrative fees payable	36,103
Payable for securities purchased	102
Accrued expenses	47,496

Total liabilities	6,643,400

Commitments and contingent liabilities^
NET ASSETS	$481,087,208

Net assets were comprised of:
Paid in capital	$207,415,942
Total distributable earnings (loss)	273,671,266

Net assets	$481,087,208

Class IB
Net asset value, offering and redemption price per share, $481,087,208 / 15,898,235 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.26

(x)	Includes value of securities on loan of $8,218,521.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $192,427 foreign withholding tax)	$2,443,698
Interest	108,426
Securities lending (net)	20,309

Total income	2,572,433

EXPENSES
Investment management fees	1,956,423
Distribution fees – Class IB (a)	501,741
Administrative fees	212,473
Distribution fees – Class IA (a)	73,678
Professional fees	49,096
Custodian fees	42,246
Printing and mailing expenses	29,159
Trustees’ fees	7,471
Miscellaneous	8,385

Gross expenses	2,880,672
Less: Waiver from investment manager	(347,033)

Net expenses	2,533,639

NET INVESTMENT INCOME (LOSS)	38,794

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $201,952 on realized gain on investments)	11,436,095
Foreign currency transactions	230

Net realized gain (loss)	11,436,325

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $61,238 on unrealized appreciation on investments)	48,233,706
Foreign currency translations	(15,061)

Net change in unrealized appreciation (depreciation)	48,218,645

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,654,970

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,693,764

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,794	$(802,664)
Net realized gain (loss)	11,436,325	4,228,022
Net change in unrealized appreciation (depreciation)	48,218,645	107,099,057

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,693,764	110,524,415

Distributions to shareholders:
Class IA	—	(463,937)
Class IB	—	(2,889,301)

Total distributions to shareholders	—	(3,353,238)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 48,573 and 132,647 shares, respectively ]	1,389,766	3,181,060
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,893 shares, respectively ]	—	463,937
Capital shares repurchased in connection with share class combination (Note 1) [ (2,085,236) and 0 shares, respectively ]	(63,225,952)	—
Capital shares repurchased [ (208,201) and (464,596) shares, respectively ]	(6,019,895)	(11,005,201)

Total Class IA transactions	(67,856,081)	(7,360,204)

Class IB
Capital shares sold [ 465,500 and 1,123,576 shares, respectively ]	13,398,745	26,412,151
Capital shares issued in connection with share class combination (Note 1) [ 2,086,030 and 0 shares, respectively ]	63,225,952	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 111,478 shares, respectively ]	—	2,889,301
Capital shares repurchased [ (704,103) and (1,058,254) shares, respectively ]	(20,208,387)	(25,044,163)

Total Class IB transactions	56,416,310	4,257,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,439,771)	(3,102,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,253,993	104,068,262
NET ASSETS:
Beginning of period	432,833,215	328,764,953

End of period	$481,087,208	$432,833,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022		2021		2020	2019
Net asset value, beginning of period	$26.56		$20.01	$30.43		$27.37		$21.55	$16.49

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	(0.05)	(0.03	)(1)	(0.19	(aa)	(0.09)	0.07
Net realized and unrealized gain (loss)	3.70		6.81	(9.69)		4.32		5.91	5.06

Total from investment operations	3.70		6.76	(9.72)		4.13		5.82	5.13

Less distributions:
Dividends from net investment income	—		— #	—		—		—	(0.07)
Distributions from net realized gains	—		(0.21)	(0.70)		(1.07)		—	—

Total dividends and distributions	—		(0.21)	(0.70)		(1.07)		—	(0.07)

Net asset value, end of period	$30.26		$26.56	$20.01		$30.43		$27.37	$21.55

Total return (b)	13.93%		33.79%	(32.01)%		15.10%		27.01%	31.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$481,087		$373,187	$277,554		$393,587		$336,166	$265,641
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.14%	1.15%		1.15%		1.15%	1.15%
Before waivers (a)(f)	1.25%		1.26%	1.25%		1.24%		1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.01%		(0.21)%	(0.12	)%(cc)	(0.62	)%(bb)	(0.39)%	0.34%
Before waivers (a)(f)	(0.14)%		(0.33)%	(0.23	)%(cc)	(0.70	)%(bb)	(0.50)%	0.24%
Portfolio turnover rate^	4	%(z)	15%	21%		15%		15%	20%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.05) for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $(0.20) for Class IB.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.04% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.6%)
Dexus (REIT)	557,689	$2,410,782
Glencore plc	436,814	2,490,869
GPT Group (The) (REIT)	697,657	1,861,628
Rio Tinto plc	15,746	1,035,234
Transurban Group	179,056	1,481,158

		9,279,671

Belgium (1.6%)
Elia Group SA/NV	34,410	3,222,654

Canada (10.0%)
Agnico Eagle Mines Ltd.	37,916	2,479,971
Canadian Apartment Properties REIT (REIT)	73,200	2,378,378
Canfor Corp.*	101,931	1,081,115
Enbridge, Inc.	105,543	3,754,817
Interfor Corp.*	88,074	1,063,545
Nutrien Ltd.	69,458	3,536,237
RioCan REIT (REIT)	314,200	3,860,752
West Fraser Timber Co. Ltd.	26,139	2,007,547

		20,162,362

Chile (0.5%)
Lundin Mining Corp.	89,203	993,064

Finland (1.0%)
Stora Enso OYJ, Class R	145,194	1,983,345

France (3.6%)
Gecina SA (REIT)	15,036	1,384,036
Vinci SA	56,465	5,949,156

		7,333,192

Hong Kong (1.6%)
Hang Lung Properties Ltd.	1,588,000	1,354,337
Link REIT (REIT)	512,300	1,991,062

		3,345,399

Italy (1.7%)
Infrastrutture Wireless Italiane SpA (m)	328,047	3,425,389

Japan (1.9%)
GLP J-REIT (REIT)	2,303	1,879,445
Nippon Prologis REIT, Inc. (REIT)	1,220	1,903,288

		3,782,733

New Zealand (1.2%)
Auckland International Airport Ltd.	539,464	2,507,123

Singapore (2.9%)
CapitaLand Ascendas REIT (REIT)	749,700	1,415,363
CapitaLand Investment Ltd.	1,271,400	2,494,044
Frasers Logistics & Commercial Trust (REIT) (m)	2,804,300	1,964,665

		5,874,072

Spain (2.4%)
Cellnex Telecom SA (m)	150,709	4,901,773

Sweden (0.9%)
Billerud Aktiebolag	207,814	1,923,441

United Kingdom (5.7%)
National Grid plc	632,655	7,058,498
Safestore Holdings plc (REIT)	89,362	869,247
Severn Trent plc	49,122	1,477,864
Tritax Big Box REIT plc (REIT)	1,046,361	2,051,515

		11,457,124

United States (59.1%)
Agree Realty Corp. (REIT)	19,052	1,180,081
Alexandria Real Estate Equities, Inc. (REIT)	33,522	3,921,068
American Tower Corp. (REIT)	38,207	7,426,677
American Water Works Co., Inc.	23,023	2,973,651
Archer-Daniels-Midland Co.	20,416	1,234,147
Cheniere Energy, Inc.	38,799	6,783,229
Chevron Corp.	11,716	1,832,617
ConocoPhillips	13,928	1,593,085
Corteva, Inc.	16,053	865,899
Devon Energy Corp.	36,567	1,733,276
Digital Realty Trust, Inc. (REIT)	9,739	1,480,815
DigitalBridge Group, Inc.	81,004	1,109,755
EOG Resources, Inc.	13,696	1,723,915
Equinix, Inc. (REIT)	10,897	8,244,670
Essential Utilities, Inc.	157,344	5,873,651
Extra Space Storage, Inc. (REIT)	10,744	1,669,725
Exxon Mobil Corp.	31,044	3,573,785
Freeport-McMoRan, Inc.	21,312	1,035,763
Healthpeak Properties, Inc. (REIT)	171,536	3,362,106
Host Hotels & Resorts, Inc. (REIT)	147,890	2,659,062
International Paper Co.	17,312	747,013
Kimco Realty Corp. (REIT)	239,419	4,659,094
Newmont Corp.	78,844	3,301,198
PotlatchDeltic Corp. (REIT)	36,186	1,425,367
Prologis, Inc. (REIT)	78,879	8,858,900
Public Storage (REIT)	17,974	5,170,221
Regency Centers Corp. (REIT)	58,641	3,647,470
Rexford Industrial Realty, Inc. (REIT)	56,449	2,517,061
RLJ Lodging Trust (REIT)	165,260	1,591,454
SBA Communications Corp. (REIT)	17,742	3,482,755
Sempra	50,685	3,855,101
Shell plc	38,353	1,373,981
Simon Property Group, Inc. (REIT)	13,611	2,066,150
Sun Communities, Inc. (REIT)	47,320	5,694,489
Targa Resources Corp.	34,207	4,405,177
Terreno Realty Corp. (REIT)	42,730	2,528,761
Ventas, Inc. (REIT)	40,828	2,092,843
Weyerhaeuser Co. (REIT)	65,961	1,872,633

		119,566,645

Zambia (0.6%)
First Quantum Minerals Ltd.	85,733	1,126,144
Total Investments in Securities (99.3%) (Cost $211,018,692)		200,884,131
Other Assets Less Liabilities (0.7%)		1,338,778

Net Assets (100%)		$202,222,909

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $10,291,827 or 5.1% of net assets.

Glossary:

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$9,279,671	$—	$9,279,671
Belgium	—	3,222,654	—	3,222,654
Canada	20,162,362	—	—	20,162,362
Chile	993,064	—	—	993,064
Finland	—	1,983,345	—	1,983,345
France	—	7,333,192	—	7,333,192
Hong Kong	—	3,345,399	—	3,345,399
Italy	—	3,425,389	—	3,425,389
Japan	—	3,782,733	—	3,782,733
New Zealand	—	2,507,123	—	2,507,123
Singapore	—	5,874,072	—	5,874,072
Spain	—	4,901,773	—	4,901,773
Sweden	—	1,923,441	—	1,923,441
United Kingdom	—	11,457,124	—	11,457,124
United States	118,192,664	1,373,981	—	119,566,645
Zambia	1,126,144	—	—	1,126,144

Total Assets	$140,474,234	$60,409,897	$—	$200,884,131

Total Liabilities	$—	$—	$—	$—

Total	$140,474,234	$60,409,897	$—	$200,884,131

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$141,024,390
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$142,926,693

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,907,434
Aggregate gross unrealized depreciation	(23,962,905)

Net unrealized depreciation	$(11,055,471)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$211,939,602

For the six months ended June 30, 2024, the Portfolio incurred approximately $4,441 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $211,018,692)	$200,884,131
Cash	1,273,876
Foreign cash (Cost $272,021)	270,165
Dividends, interest and other receivables	989,848
Receivable for Portfolio shares sold	143,201
Securities lending income receivable	755
Other assets	26,285

Total assets	203,588,261

LIABILITIES
Payable for securities purchased	1,050,151
Investment management fees payable	122,459
Payable for Portfolio shares repurchased	86,045
Distribution fees payable – Class IB	41,655
Administrative fees payable	15,307
Accrued expenses	49,735

Total liabilities	1,365,352

Commitments and contingent liabilities^
NET ASSETS	$202,222,909

Net assets were comprised of:
Paid in capital	$210,896,357
Total distributable earnings (loss)	(8,673,448)

Net assets	$202,222,909

Class IB
Net asset value, offering and redemption price per share, $202,222,909 / 13,877,906 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.57

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $203,397 foreign withholding tax)	$4,072,948
Interest	22,309
Securities lending (net)	19,483

Total income	4,114,740

EXPENSES
Investment management fees	745,004
Distribution fees – Class IB	253,402
Administrative fees	93,587
Professional fees	34,393
Custodian fees	19,973
Printing and mailing expenses	16,868
Trustees’ fees	3,411
Miscellaneous	8,260

Total expenses	1,174,898

NET INVESTMENT INCOME (LOSS)	2,939,842

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(577,545)
Foreign currency transactions	(27,591)

Net realized gain (loss)	(605,136)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(9,240,350)
Foreign currency translations	(8,191)

Net change in unrealized appreciation (depreciation)	(9,248,541)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,853,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,913,835)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,939,842	$4,274,525
Net realized gain (loss)	(605,136)	4,974,932
Net change in unrealized appreciation (depreciation)	(9,248,541)	10,737,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,913,835)	19,986,485

Distributions to shareholders:
Class IB	—	(10,148,446)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 572,476 and 991,265 shares, respectively ]	8,287,327	14,500,080
Capital shares issued in reinvestment of dividends and distributions [ 0 and 686,443 shares, respectively ]	—	10,148,446
Capital shares repurchased [ (948,006) and (1,588,106) shares, respectively ]	(13,731,196)	(23,268,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,443,869)	1,380,320

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,357,704)	11,218,359
NET ASSETS:
Beginning of period	214,580,613	203,362,254

End of period	$202,222,909	$214,580,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$15.05		$14.36		$16.62		$14.29		$16.74		$14.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.31		0.25		0.26		0.24		0.34
Net realized and unrealized gain (loss)	(0.69)		1.12		(1.72)		2.71		(2.30)		2.98

Total from investment operations	(0.48)		1.43		(1.47)		2.97		(2.06)		3.32

Less distributions:
Dividends from net investment income	—		(0.33)		(0.26)		(0.48)		(0.35)		(0.74)
Distributions from net realized gains	—		(0.41)		(0.53)		(0.16)		(0.04)		(0.80)

Total dividends and distributions	—		(0.74)		(0.79)		(0.64)		(0.39)		(1.54)

Net asset value, end of period	$14.57		$15.05		$14.36		$16.62		$14.29		$16.74

Total return (b)	(3.19)%		10.08%		(8.97)%		20.99%		(12.22)%		22.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$202,223		$214,581		$203,362		$236,886		$195,437		$229,987
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16	%(j)	1.16	%(j)	1.14	%(k)	1.18	%(g)(o)	1.20	%(jj)	1.21	%(kk)
Before waivers (a)(f)	1.16%		1.16%		1.14%		1.18	%(g)	1.21%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.90%		2.09%		1.60%		1.62%		1.70%		2.00%
Before waivers (a)(f)	2.90%		2.09%		1.60%		1.62%		1.68%		2.00%
Portfolio turnover rate^	69	%(z)	88%		100%		140%		155%		58%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(kk)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	17,843	$340,980
Verizon Communications, Inc.	10,314	425,349

		766,329

Entertainment (0.4%)
Electronic Arts, Inc.	757	105,473
Live Nation Entertainment, Inc.*	376	35,246
Netflix, Inc.*	1,069	721,447
Take-Two Interactive Software, Inc.*	294	45,714
Walt Disney Co. (The)	4,342	431,117
Warner Bros Discovery, Inc.*	5,603	41,686

		1,380,683

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A	14,761	2,688,716
Alphabet, Inc., Class C	14,265	2,616,486
Match Group, Inc.*	725	22,026
Meta Platforms, Inc., Class A	5,816	2,932,544

		8,259,772

Media (0.2%)
Charter Communications, Inc., Class A*	465	139,017
Comcast Corp., Class A	12,326	482,686
Fox Corp., Class A	856	29,421
Fox Corp., Class B	355	11,367
Interpublic Group of Cos., Inc. (The)	985	28,654
News Corp., Class A	1,103	30,410
News Corp., Class B	596	16,920
Omnicom Group, Inc.	596	53,461
Paramount Global, Class B	1,421	14,764

		806,700

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	780	137,420

Total Communication Services		11,350,904

Consumer Discretionary (3.1%)
Automobile Components (0.0%)†
Aptiv plc*	670	47,181
BorgWarner, Inc.	512	16,507

		63,688

Automobiles (0.4%)
Ford Motor Co.	9,710	121,763
General Motors Co.	3,000	139,380
Tesla, Inc.*	5,709	1,129,697

		1,390,840

Broadline Retail (1.1%)
Amazon.com, Inc.*	20,233	3,910,027
eBay, Inc.	2,328	125,060
Etsy, Inc.*	286	16,869

		4,051,956

Distributors (0.0%)†
Genuine Parts Co.	378	52,285
LKQ Corp.	709	29,487
Pool Corp.	100	30,733

		112,505

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	1,085	164,519
Booking Holdings, Inc.	123	487,264
Caesars Entertainment, Inc.*	573	22,771
Carnival Corp.*	956	17,896
Chipotle Mexican Grill, Inc.*	3,450	216,142
Darden Restaurants, Inc.	313	47,363
Domino’s Pizza, Inc.	95	49,051
Expedia Group, Inc.*	315	39,687
Hilton Worldwide Holdings, Inc.	694	151,431
Las Vegas Sands Corp.	864	38,232
Marriott International, Inc., Class A	688	166,338
McDonald’s Corp.	1,952	497,448
MGM Resorts International*	1,145	50,884
Norwegian Cruise Line Holdings Ltd.*	463	8,700
Royal Caribbean Cruises Ltd.*	418	66,642
Starbucks Corp.	3,410	265,468
Wynn Resorts Ltd.	226	20,227
Yum! Brands, Inc.	793	105,041

		2,415,104

Household Durables (0.1%)
DR Horton, Inc.	830	116,972
Garmin Ltd.	292	47,573
Lennar Corp., Class A	638	95,617
Mohawk Industries, Inc.*	160	18,174
NVR, Inc.*	5	37,943
PulteGroup, Inc.	581	63,968

		380,247

Leisure Products (0.0%)†
Hasbro, Inc.	307	17,960

Specialty Retail (0.7%)
AutoZone, Inc.*	76	225,272
Bath & Body Works, Inc.	609	23,781
Best Buy Co., Inc.	638	53,777
CarMax, Inc.*	449	32,930
Home Depot, Inc. (The)	2,848	980,395
Lowe’s Cos., Inc.	2,046	451,061
O’Reilly Automotive, Inc.*	210	221,773
Ross Stores, Inc.	922	133,985
TJX Cos., Inc. (The)	3,095	340,759
Tractor Supply Co.	305	82,350
Ulta Beauty, Inc.*	147	56,723

		2,602,806

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	63	60,981
Lululemon Athletica, Inc.*	310	92,597
NIKE, Inc., Class B	3,139	236,586
Ralph Lauren Corp.	142	24,859
Tapestry, Inc.	733	31,365

		446,388

Total Consumer Discretionary		11,481,494

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	686	29,628
Coca-Cola Co. (The)	9,392	597,801
Constellation Brands, Inc., Class A	405	104,198
Keurig Dr Pepper, Inc.	1,844	61,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	489	$24,856
Monster Beverage Corp.*	1,965	98,152
PepsiCo, Inc.	3,436	566,699

		1,482,924

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,069	908,639
Dollar General Corp.	649	85,817
Dollar Tree, Inc.*	620	66,198
Kroger Co. (The)	1,970	98,362
Sysco Corp.	1,140	81,385
Target Corp.	1,384	204,887
Walgreens Boots Alliance, Inc.	2,091	25,291
Walmart, Inc.	10,724	726,122

		2,196,701

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,371	82,877
Bunge Global SA	344	36,729
Campbell Soup Co.	410	18,528
Conagra Brands, Inc.	967	27,482
General Mills, Inc.	1,408	89,070
Hershey Co. (The)	360	66,179
Hormel Foods Corp.	628	19,148
J M Smucker Co. (The)	263	28,677
Kellanova	644	37,146
Kraft Heinz Co. (The)	1,421	45,785
Lamb Weston Holdings, Inc.	365	30,689
McCormick & Co., Inc. (Non-Voting)	594	42,138
Mondelez International, Inc., Class A	3,670	240,165
Tyson Foods, Inc., Class A	767	43,826

		808,439

Household Products (0.4%)
Church & Dwight Co., Inc.	638	66,148
Clorox Co. (The)	344	46,946
Colgate-Palmolive Co.	2,186	212,129
Kimberly-Clark Corp.	864	119,405
Procter & Gamble Co. (The)	6,174	1,018,216

		1,462,844

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	567	60,329
Kenvue, Inc.	4,579	83,246

		143,575

Tobacco (0.2%)
Altria Group, Inc.	4,584	208,801
Philip Morris International, Inc.	3,809	385,966

		594,767

Total Consumer Staples		6,689,250

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,025	36,049
Halliburton Co.	2,162	73,033
Schlumberger NV	3,418	161,261

		270,343

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	959	28,233
Chevron Corp.	4,902	766,771
ConocoPhillips	3,415	390,608
Coterra Energy, Inc.	1,266	33,764
Devon Energy Corp.	1,248	59,155
Diamondback Energy, Inc.	381	76,272
EOG Resources, Inc.	1,432	180,246
EQT Corp.	919	33,985
Exxon Mobil Corp.	11,455	1,318,700
Hess Corp.	670	98,838
Kinder Morgan, Inc.	4,863	96,628
Marathon Oil Corp.	2,136	61,239
Marathon Petroleum Corp.	1,122	194,645
Occidental Petroleum Corp.	2,312	145,725
ONEOK, Inc.	1,059	86,362
Phillips 66	1,043	147,240
Targa Resources Corp.	596	76,753
Valero Energy Corp.	1,069	167,576
Williams Cos., Inc. (The)	2,096	89,080

		4,051,820

Total Energy		4,322,163

Financials (4.2%)
Banks (1.2%)
Bank of America Corp.	21,765	865,594
Citigroup, Inc.	6,139	389,581
Citizens Financial Group, Inc.	1,143	41,182
Comerica, Inc.	439	22,407
Fifth Third Bancorp	1,736	63,347
Huntington Bancshares, Inc.	2,669	35,178
JPMorgan Chase & Co.	8,288	1,676,331
KeyCorp	2,638	37,486
M&T Bank Corp.	489	74,015
PNC Financial Services Group, Inc. (The)	1,132	176,003
Regions Financial Corp.	2,580	51,703
Truist Financial Corp.	3,284	127,583
US Bancorp	3,809	151,217
Wells Fargo & Co.	10,639	631,850

		4,343,477

Capital Markets (0.9%)
Ameriprise Financial, Inc.	368	157,206
Bank of New York Mellon Corp. (The)	2,456	147,090
BlackRock, Inc.	310	244,069
Blackstone, Inc.	1,870	231,506
Cboe Global Markets, Inc.	305	51,868
Charles Schwab Corp. (The)	2,919	215,101
CME Group, Inc.	830	163,178
FactSet Research Systems, Inc.	108	44,093
Franklin Resources, Inc.	720	16,092
Goldman Sachs Group, Inc. (The)	841	380,401
Intercontinental Exchange, Inc.	1,421	194,521
MarketAxess Holdings, Inc.	103	20,655
Moody’s Corp.	407	171,318
Morgan Stanley	3,959	384,775
MSCI, Inc.	215	103,576
Nasdaq, Inc.	980	59,055
Northern Trust Corp.	512	42,998
Raymond James Financial, Inc.	491	60,693
S&P Global, Inc.	867	386,682
State Street Corp.	912	67,488
T. Rowe Price Group, Inc.	604	69,647

		3,212,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
American Express Co.	1,710	$395,951
Capital One Financial Corp.	1,156	160,048
Discover Financial Services	875	114,459
Synchrony Financial	1,663	78,477

		748,935

Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	4,752	1,933,114
Corpay, Inc.*	240	63,938
Fidelity National Information Services, Inc.	1,143	86,136
Fiserv, Inc.*	983	146,506
Global Payments, Inc.	736	71,171
Jack Henry & Associates, Inc.	205	34,034
Mastercard, Inc., Class A	2,236	986,434
PayPal Holdings, Inc.*	2,758	160,047
Visa, Inc., Class A	4,361	1,144,632

		4,626,012

Insurance (0.7%)
Aflac, Inc.	1,860	166,117
Allstate Corp. (The)	872	139,224
American International Group, Inc.	2,183	162,066
Aon plc, Class A	636	186,717
Arch Capital Group Ltd.*	1,025	103,412
Arthur J Gallagher & Co.	441	114,356
Assurant, Inc.	118	19,617
Brown & Brown, Inc.	665	59,458
Chubb Ltd.	1,193	304,310
Cincinnati Financial Corp.	344	40,626
Everest Group Ltd.	98	37,340
Globe Life, Inc.	284	23,368
Hartford Financial Services Group, Inc. (The)	888	89,280
Loews Corp.	596	44,545
Marsh & McLennan Cos., Inc.	1,235	260,239
MetLife, Inc.	2,504	175,756
Principal Financial Group, Inc.	644	50,522
Progressive Corp. (The)	1,461	303,464
Prudential Financial, Inc.	1,038	121,643
Travelers Cos., Inc. (The)	657	133,594
W R Berkley Corp.	575	45,183
Willis Towers Watson plc	334	87,555

		2,668,392

Total Financials		15,598,828

Health Care (3.9%)
Biotechnology (0.6%)
AbbVie, Inc.	4,537	778,186
Amgen, Inc.	1,642	513,043
Biogen, Inc.*	525	121,705
Gilead Sciences, Inc.	3,347	229,638
GRAIL, Inc. (x)*	60	922
Incyte Corp.*	415	25,157
Moderna, Inc.*	778	92,388
Regeneron Pharmaceuticals, Inc.*	197	207,053
Vertex Pharmaceuticals, Inc.*	644	301,856

		2,269,948

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	4,463	463,750
Align Technology, Inc.*	189	45,630
Baxter International, Inc.	1,240	41,478
Becton Dickinson & Co.	670	156,586
Boston Scientific Corp.*	3,452	265,839
Cooper Cos., Inc. (The)	518	45,221
Dexcom, Inc.*	954	108,165
Edwards Lifesciences Corp.*	1,453	134,214
GE HealthCare Technologies, Inc.	864	67,323
Hologic, Inc.*	694	51,529
IDEXX Laboratories, Inc.*	210	102,312
Insulet Corp.*	192	38,746
Intuitive Surgical, Inc.*	864	384,350
Medtronic plc	3,363	264,702
ResMed, Inc.	381	72,931
Solventum Corp.*	363	19,195
STERIS plc	226	49,616
Stryker Corp.	793	269,818
Teleflex, Inc.	118	24,819
Zimmer Biomet Holdings, Inc.	512	55,567

		2,661,791

Health Care Providers & Services (0.9%)
Cardinal Health, Inc.	806	79,246
Cencora, Inc.	405	91,247
Centene Corp.*	1,421	94,212
Cigna Group (The)	930	307,430
CVS Health Corp.	3,171	187,279
DaVita, Inc.*	334	46,282
Elevance Health, Inc.	628	340,288
HCA Healthcare, Inc.	691	222,005
Henry Schein, Inc.*	378	24,230
Humana, Inc.	344	128,536
Labcorp Holdings, Inc.	263	53,523
McKesson Corp.	507	296,108
Molina Healthcare, Inc.*	147	43,703
Quest Diagnostics, Inc.	313	42,844
UnitedHealth Group, Inc.	2,370	1,206,946
Universal Health Services, Inc., Class B	210	38,835

		3,202,714

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	825	106,945
Bio-Rad Laboratories, Inc., Class A*	63	17,206
Bio-Techne Corp.	394	28,230
Charles River Laboratories International, Inc.*	137	28,301
Danaher Corp.	1,521	380,022
Illumina, Inc.*	365	38,099
IQVIA Holdings, Inc.*	405	85,633
Mettler-Toledo International, Inc.*	71	99,229
Revvity, Inc.	315	33,031
Thermo Fisher Scientific, Inc.	1,006	556,318
Waters Corp.*	210	60,925
West Pharmaceutical Services, Inc.	181	59,619

		1,493,558

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	5,714	237,302
Catalent, Inc.*	394	22,155
Eli Lilly and Co.	2,275	2,059,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	6,683	$976,787
Merck & Co., Inc.	6,736	833,917
Pfizer, Inc.	15,476	433,019
Viatris, Inc.	3,137	33,346
Zoetis, Inc.	1,206	209,072

		4,805,338

Total Health Care		14,433,349

Industrials (2.7%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	163	47,961
Boeing Co. (The)*	1,311	238,615
General Dynamics Corp.	662	192,073
General Electric Co.	2,590	411,732
Howmet Aerospace, Inc.	980	76,077
Huntington Ingalls Industries, Inc.	119	29,313
L3Harris Technologies, Inc.	567	127,337
Lockheed Martin Corp.	609	284,464
Northrop Grumman Corp.	426	185,715
RTX Corp.	3,604	361,806
Textron, Inc.	609	52,289
TransDigm Group, Inc.	121	154,591

		2,161,973

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	344	30,313
Expeditors International of Washington, Inc.	410	51,164
FedEx Corp.	615	184,402
United Parcel Service, Inc., Class B	1,692	231,550

		497,429

Building Products (0.2%)
A.O. Smith Corp.	399	32,630
Allegion plc	229	27,056
Builders FirstSource, Inc.*	323	44,707
Carrier Global Corp.	1,949	122,943
Johnson Controls International plc	2,320	154,211
Masco Corp.	757	50,469
Trane Technologies plc	641	210,844

		642,860

Commercial Services & Supplies (0.2%)
Cintas Corp.	218	152,657
Copart, Inc.*	2,020	109,403
Republic Services, Inc.	596	115,827
Rollins, Inc.	489	23,858
Veralto Corp.	507	48,403
Waste Management, Inc.	983	209,713

		659,861

Construction & Engineering (0.0%)†
Quanta Services, Inc.	344	87,407

Electrical Equipment (0.2%)
AMETEK, Inc.	570	95,025
Eaton Corp. plc	1,061	332,677
Emerson Electric Co.	1,589	175,044
GE Vernova, Inc.*	647	110,967
Generac Holdings, Inc.*	163	21,552
Hubbell, Inc., Class B	126	46,050
Rockwell Automation, Inc.	315	86,713

		868,028

Ground Transportation (0.4%)
CSX Corp.	6,434	215,217
JB Hunt Transport Services, Inc.	197	31,520
Norfolk Southern Corp.	720	154,577
Old Dominion Freight Line, Inc.	536	94,658
Uber Technologies, Inc.*	5,351	388,911
Union Pacific Corp.	1,902	430,346

		1,315,229

Industrial Conglomerates (0.2%)
3M Co.	1,453	148,482
Honeywell International, Inc.	1,844	393,768

		542,250

Machinery (0.5%)
Caterpillar, Inc.	1,484	494,320
Cummins, Inc.	405	112,157
Deere & Co.	785	293,300
Dover Corp.	405	73,082
Fortive Corp.	757	56,094
IDEX Corp.	192	38,630
Illinois Tool Works, Inc.	743	176,061
Ingersoll Rand, Inc.	573	52,051
Nordson Corp.	118	27,369
Otis Worldwide Corp.	990	95,297
PACCAR, Inc.	1,271	130,837
Parker-Hannifin Corp.	326	164,894
Pentair plc	410	31,435
Snap-on, Inc.	147	38,424
Stanley Black & Decker, Inc.	399	31,876
Westinghouse Air Brake Technologies Corp.	118	18,650
Xylem, Inc.	439	59,542

		1,894,019

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	996	11,285
Delta Air Lines, Inc.	1,558	73,911
Southwest Airlines Co.	1,240	35,476
United Airlines Holdings, Inc.*	536	26,082

		146,754

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,074	256,353
Broadridge Financial Solutions, Inc.	310	61,070
Dayforce, Inc.*	349	17,310
Equifax, Inc.	320	77,587
Jacobs Solutions, Inc.	268	37,442
Leidos Holdings, Inc.	360	52,517
Paychex, Inc.	830	98,405
Paycom Software, Inc.	134	19,167
Robert Half, Inc.	268	17,147
Verisk Analytics, Inc.	368	99,195

		736,193

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,440	90,490
United Rentals, Inc.	200	129,346
WW Grainger, Inc.	147	132,629

		352,465

Total Industrials		9,904,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (10.4%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	544	$190,661
Cisco Systems, Inc.	11,861	563,516
F5, Inc.*	171	29,451
Juniper Networks, Inc.	838	30,554
Motorola Solutions, Inc.	394	152,104

		966,286

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,906	195,777
CDW Corp.	360	80,582
Corning, Inc.	2,062	80,109
Jabil, Inc.	318	34,595
Keysight Technologies, Inc.*	525	71,794
TE Connectivity Ltd.	875	131,626
Teledyne Technologies, Inc.*	124	48,110
Trimble, Inc.*	573	32,042
Zebra Technologies Corp., Class A*	137	42,323

		716,958

IT Services (0.3%)
Accenture plc, Class A	1,574	477,567
Akamai Technologies, Inc.*	405	36,483
Cognizant Technology Solutions Corp., Class A	1,426	96,968
EPAM Systems, Inc.*	139	26,147
Gartner, Inc.*	218	97,895
International Business Machines Corp.	2,107	364,406
VeriSign, Inc.*	255	45,339

		1,144,805

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	3,176	515,179
Analog Devices, Inc.	1,363	311,118
Applied Materials, Inc.	2,509	592,099
Broadcom, Inc.	1,014	1,628,007
Enphase Energy, Inc.*	310	30,910
First Solar, Inc.*	273	61,551
Intel Corp.	11,551	357,735
KLA Corp.	399	328,980
Lam Research Corp.	407	433,394
Microchip Technology, Inc.	1,148	105,042
Micron Technology, Inc.	2,853	375,255
Monolithic Power Systems, Inc.	108	88,741
NVIDIA Corp.	60,210	7,438,343
NXP Semiconductors NV	694	186,749
ON Semiconductor Corp.*	1,059	72,594
Qorvo, Inc.*	292	33,884
QUALCOMM, Inc.	3,730	742,941
Skyworks Solutions, Inc.	470	50,093
Teradyne, Inc.	436	64,654
Texas Instruments, Inc.	2,425	471,735

		13,889,004

Software (3.5%)
Adobe, Inc.*	1,216	675,537
ANSYS, Inc.*	205	65,907
Autodesk, Inc.*	560	138,572
Cadence Design Systems, Inc.*	649	199,730
Fair Isaac Corp.*	66	98,251
Fortinet, Inc.*	1,826	110,053
Gen Digital, Inc.	1,658	41,417
Intuit, Inc.	609	400,241
Microsoft Corp.	19,348	8,647,589
Oracle Corp.	5,940	838,728
Palo Alto Networks, Inc.*	785	266,123
PTC, Inc.*	252	45,781
Roper Technologies, Inc.	268	151,061
Salesforce, Inc.	1,763	453,267
ServiceNow, Inc.*	439	345,348
Synopsys, Inc.*	405	240,999
Tyler Technologies, Inc.*	97	48,770

		12,767,374

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	38,919	8,197,120
Hewlett Packard Enterprise Co.	3,854	81,589
HP, Inc.	4,004	140,220
NetApp, Inc.	675	86,940
Seagate Technology Holdings plc	699	72,186
Super Micro Computer, Inc.*	126	103,238
Western Digital Corp.*	757	57,358

		8,738,651

Total Information Technology		38,223,078

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	565	145,798
Albemarle Corp.	305	29,134
Celanese Corp.	355	47,886
CF Industries Holdings, Inc.	533	39,506
Corteva, Inc.	1,918	103,457
Dow, Inc.	1,884	99,946
DuPont de Nemours, Inc.	904	72,763
Eastman Chemical Co.	352	34,485
Ecolab, Inc.	649	154,462
FMC Corp.	320	18,416
International Flavors & Fragrances, Inc.	904	86,070
Linde plc	1,371	601,609
LyondellBasell Industries NV, Class A	780	74,615
Mosaic Co. (The)	791	22,860
PPG Industries, Inc.	615	77,422
Sherwin-Williams Co. (The)	638	190,398

		1,798,827

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	158	85,604
Vulcan Materials Co.	313	77,837

		163,441

Containers & Packaging (0.1%)
Amcor plc	1,064	10,406
Avery Dennison Corp.	229	50,071
Ball Corp.	938	56,299
International Paper Co.	983	42,416
Packaging Corp. of America	263	48,013
Westrock Co.	599	30,106

		237,311

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,244	157,658
Newmont Corp.	1,353	56,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nucor Corp.	825	$130,416
Steel Dynamics, Inc.	423	54,779

		399,503

Total Materials		2,599,082

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	284	33,220
Healthpeak Properties, Inc. (REIT)	1,074	21,050
Ventas, Inc. (REIT)	849	43,520
Welltower, Inc. (REIT)	872	90,906

		188,696

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,826	32,831

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	1,673	187,895

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	360	22,162

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	720	64,159
CoStar Group, Inc.*	1,067	79,108

		143,267

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	334	69,101
Camden Property Trust (REIT)	284	30,987
Equity Residential (REIT)	896	62,129
Essex Property Trust, Inc. (REIT)	181	49,268
Invitation Homes, Inc. (REIT)	1,589	57,029
Mid-America Apartment Communities, Inc. (REIT)	299	42,640
UDR, Inc. (REIT)	604	24,855

		336,009

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	184	18,578
Kimco Realty Corp. (REIT)	975	18,974
Realty Income Corp. (REIT)	720	38,030
Regency Centers Corp. (REIT)	363	22,579
Simon Property Group, Inc. (REIT)	751	114,002

		212,163

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,111	215,956
Crown Castle, Inc. (REIT)	1,046	102,194
Digital Realty Trust, Inc. (REIT)	512	77,850
Equinix, Inc. (REIT)	205	155,103
Extra Space Storage, Inc. (REIT)	302	46,934
Iron Mountain, Inc. (REIT)	641	57,446
Public Storage (REIT)	381	109,595
SBA Communications Corp. (REIT)	292	57,319
VICI Properties, Inc. (REIT), Class A	2,209	63,266
Weyerhaeuser Co. (REIT)	1,823	51,755

		937,418

Total Real Estate		2,060,441

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	533	27,130
American Electric Power Co., Inc.	1,216	106,692
Constellation Energy Corp.	801	160,416
Duke Energy Corp.	1,697	170,090
Edison International	767	55,078
Entergy Corp.	418	44,726
Evergy, Inc.	720	38,138
Eversource Energy	764	43,326
Exelon Corp.	2,409	83,376
FirstEnergy Corp.	1,098	42,021
NextEra Energy, Inc.	4,660	329,975
NRG Energy, Inc.	749	58,317
PG&E Corp.	4,266	74,484
Pinnacle West Capital Corp.	292	22,303
PPL Corp.	1,760	48,664
Southern Co. (The)	2,540	197,028
Xcel Energy, Inc.	1,235	65,961

		1,567,725

Gas Utilities (0.0%)†
Atmos Energy Corp.	313	36,512

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,760	30,923
Vistra Corp.	950	81,681

		112,604

Multi-Utilities (0.2%)
Ameren Corp.	570	40,533
CenterPoint Energy, Inc.	1,025	31,754
CMS Energy Corp.	720	42,862
Consolidated Edison, Inc.	793	70,910
Dominion Energy, Inc.	1,847	90,503
DTE Energy Co.	426	47,290
NiSource, Inc.	859	24,748
Public Service Enterprise Group, Inc.	1,300	95,810
Sempra	1,285	97,737
WEC Energy Group, Inc.	780	61,199

		603,346

Water Utilities (0.0%)†
American Water Works Co., Inc.	465	60,059

Total Utilities		2,380,246

Total Common Stocks (32.3%) (Cost $46,293,322)		119,043,303

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.2%)
U.S. Treasury Notes 4.750%, 7/31/25	$4,000,000	3,986,179
5.000%, 10/31/25	9,015,200	9,014,822
2.250%, 11/15/25	4,600,000	4,434,908
4.000%, 2/15/26	3,750,000	3,699,537
0.500%, 2/28/26	6,100,000	5,679,581
4.625%, 3/15/26	11,961,800	11,920,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 4/30/26	$2,583,100	$2,587,142
0.750%, 5/31/26	1,644,400	1,524,929
4.875%, 5/31/26	1,371,300	1,374,138
4.125%, 6/15/26	4,900,000	4,843,781
0.875%, 6/30/26	750,000	695,683
4.500%, 7/15/26	400,000	398,282
0.750%, 8/31/26	3,100,000	2,851,235
4.625%, 10/15/26	3,081,300	3,078,939
4.625%, 11/15/26	2,759,300	2,758,439
1.250%, 11/30/26	3,900,000	3,602,197
4.375%, 12/15/26	345,500	343,599
1.250%, 12/31/26	3,800,000	3,503,486
4.500%, 4/15/27	4,341,500	4,335,734
2.750%, 4/30/27	6,800,000	6,479,059
3.125%, 8/31/27	4,700,000	4,510,529
4.125%, 10/31/27	2,428,100	2,401,724
2.250%, 11/15/27	3,800,000	3,536,460
1.125%, 2/29/28	4,120,100	3,661,606
4.000%, 2/29/28	1,200,000	1,182,082
1.250%, 3/31/28	1,148,200	1,022,878
3.625%, 3/31/28	8,012,100	7,791,110
4.000%, 6/30/28	600,000	591,184
1.000%, 7/31/28	6,100,000	5,330,480
4.375%, 8/31/28	4,856,400	4,852,869
1.375%, 12/31/28	2,670,000	2,346,491
1.875%, 2/28/29	4,420,000	3,960,815
4.250%, 2/28/29	2,867,000	2,856,007
4.125%, 3/31/29	8,981,500	8,896,381
2.375%, 5/15/29	2,605,600	2,380,950
3.250%, 6/30/29	1,941,400	1,845,731
1.750%, 11/15/29	3,439,300	3,022,491
4.000%, 2/28/30	4,400,000	4,324,753
0.625%, 5/15/30	798,800	646,305
3.750%, 5/31/30	1,835,000	1,778,909
0.625%, 8/15/30	1,974,900	1,584,043
4.625%, 9/30/30	878,800	892,193
4.875%, 10/31/30	2,772,900	2,854,400
0.875%, 11/15/30	2,480,000	2,008,102
3.750%, 12/31/30	475,800	460,153
1.125%, 2/15/31	2,065,400	1,691,137
4.250%, 2/28/31	3,717,700	3,699,851
4.625%, 4/30/31	1,969,500	2,003,608
1.625%, 5/15/31	2,182,500	1,834,022
1.250%, 8/15/31	963,400	782,816
1.375%, 11/15/31	3,030,000	2,467,956
1.875%, 2/15/32	2,200,000	1,849,745
2.875%, 5/15/32	1,601,800	1,445,500
2.750%, 8/15/32	643,600	573,677
4.125%, 11/15/32	2,490,000	2,452,567
3.500%, 2/15/33	2,808,500	2,637,193
3.375%, 5/15/33	500,000	464,336
3.875%, 8/15/33	3,630,200	3,499,918
4.000%, 2/15/34	3,382,200	3,291,043
4.375%, 5/15/34	565,800	567,214

Total U.S. Treasury Obligations		181,110,995

Total Long-Term Debt Securities (49.2%) (Cost $187,570,053)		181,110,995

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $126)	124	217

SHORT-TERM INVESTMENTS:
Investment Companies (14.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	837	837
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	54,479,678	54,490,574

Total Investment Companies		54,491,411

Total Short-Term Investments (14.8%) (Cost $54,492,526)		54,491,411

Total Investments in Securities (96.3%) (Cost $288,356,027)		354,645,926
Other Assets Less Liabilities (3.7%)		13,569,742

Net Assets (100%)		$368,215,668

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $830. This was collateralized by cash of $837 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	388	9/2024	USD	45,458,080	272,727
Russell 2000 E-Mini Index	71	9/2024	USD	7,330,750	90,269
S&P 500 E-Mini Index	20	9/2024	USD	5,521,500	18,464
S&P Midcap 400 E-Mini Index	25	9/2024	USD	7,395,250	70,077

					451,537

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,350,904	$—	$—	$11,350,904
Consumer Discretionary	11,481,494	—	—	11,481,494
Consumer Staples	6,689,250	—	—	6,689,250
Energy	4,322,163	—	—	4,322,163
Financials	15,598,828	—	—	15,598,828
Health Care	14,433,349	—	—	14,433,349
Industrials	9,904,468	—	—	9,904,468
Information Technology	38,223,078	—	—	38,223,078
Materials	2,599,082	—	—	2,599,082
Real Estate	2,060,441	—	—	2,060,441
Utilities	2,380,246	—	—	2,380,246
Futures	451,537	—	—	451,537
Rights
Health Care	—	217	—	217
Short-Term Investments
Investment Companies	54,491,411	—	—	54,491,411
U.S. Treasury Obligations	—	181,110,995	—	181,110,995

Total Assets	$173,986,251	$181,111,212	$—	$355,097,463

Total Liabilities	$—	$—	$—	$—

Total	$173,986,251	$181,111,212	$—	$355,097,463

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$451,537	*

Total		$451,537

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,700,583	$3,700,583

Total	$3,700,583	$3,700,583

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,100,461)	$(2,100,461)

Total	$(2,100,461)	$(2,100,461)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$65,137,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$305,390
Long-term U.S. government debt securities	48,585,275

$48,890,665

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,776,912
Long-term U.S. government debt securities	37,734,439

$50,511,351

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,517,602
Aggregate gross unrealized depreciation	(9,583,046)

Net unrealized appreciation	$63,934,556

Federal income tax cost of investments in securities and derivative instruments, if applicable	$291,162,907

For the six months ended June 30, 2024, the Portfolio incurred approximately $5 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $288,356,027)	$354,645,926
Cash	8,862,665
Cash held as collateral at broker for futures	3,045,500
Dividends, interest and other receivables	1,722,898
Receivable for Portfolio shares sold	332,765
Due from broker for futures variation margin	63,475
Securities lending income receivable	86
Other assets	4,725

Total assets	368,678,040

LIABILITIES
Investment management fees payable	214,001
Distribution fees payable – Class IB	75,301
Payable for Portfolio shares repurchased	72,249
Administrative fees payable	38,045
Payable for return of collateral on securities loaned	837
Accrued expenses	61,939

Total liabilities	462,372

Commitments and contingent liabilities^
NET ASSETS	$368,215,668

Net assets were comprised of:
Paid in capital	$318,757,842
Total distributable earnings (loss)	49,457,826

Net assets	$368,215,668

Class IB
Net asset value, offering and redemption price per share, $368,215,668 / 30,986,147 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.88

(x)	Includes value of securities on loan of $830.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$3,233,284
Dividends (net of $276 foreign withholding tax)	2,302,431
Securities lending (net)	1,668

Total income	5,537,383

EXPENSES
Investment management fees	1,429,690
Distribution fees – Class IB	446,779
Administrative fees	226,277
Professional fees	32,502
Printing and mailing expenses	21,155
Custodian fees	20,142
Trustees’ fees	5,903
Miscellaneous	9,742

Gross expenses	2,192,190
Less: Waiver from investment manager	(171,429)

Net expenses	2,020,761

NET INVESTMENT INCOME (LOSS)	3,516,622

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,157,078
Futures contracts	3,700,583

Net realized gain (loss)	8,857,661

Change in unrealized appreciation (depreciation) on:
Investments in securities	8,546,676
Futures contracts	(2,100,461)
Foreign currency translations	(1)

Net change in unrealized appreciation (depreciation)	6,446,214

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,303,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,820,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,516,622	$5,353,568
Net realized gain (loss)	8,857,661	238,967
Net change in unrealized appreciation (depreciation)	6,446,214	31,459,317

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,820,497	37,051,852

Distributions to shareholders:
Class IB	—	(5,399,947)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,787,138 and 3,806,665 shares, respectively ]	20,663,489	41,173,229
Capital shares issued in reinvestment of dividends [ 0 and 482,928 shares, respectively ]	—	5,399,947
Capital shares repurchased [ (1,961,798) and (4,075,263) shares, respectively ]	(22,677,313)	(43,824,750)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,013,824)	2,748,426

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,806,673	34,400,331
NET ASSETS:
Beginning of period	351,408,995	317,008,664

End of period	$368,215,668	$351,408,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.28		$10.24		$11.79		$11.60		$11.20		$9.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.17		0.03		(0.05)		0.02		0.11
Net realized and unrealized gain (loss)	0.49		1.05		(1.55)		0.96		0.93		1.31

Total from investment operations	0.60		1.22		(1.52)		0.91		0.95		1.42

Less distributions:
Dividends from net investment income	—		(0.18)		(0.03)		—		(0.02)		(0.11)
Distributions from net realized gains	—		—		—		(0.72)		(0.53)		—

Total dividends and distributions	—		(0.18)		(0.03)		(0.72)		(0.55)		(0.11)

Net asset value, end of period	$11.88		$11.28		$10.24		$11.79		$11.60		$11.20

Total return (b)	5.32%		11.89%		(12.89)%		7.96%		8.53%		14.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$368,216		$351,409		$317,009		$371,682		$344,795		$305,532
Ratio of expenses to average net assets:
After waivers (a)(f)	1.13	%(j)	1.13	%(j)	1.17	%(k)	1.18	%(o)	1.18	%(o)	1.17	%(o)
Before waivers (a)(f)	1.23%		1.23%		1.22%		1.21%		1.22%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.97%		1.61%		0.31%		(0.41)%		0.18%		1.04%
Before waivers (a)(f)	1.87%		1.51%		0.26%		(0.43)%		0.13%		0.99%
Portfolio turnover rate^	17	%(z)	44%		67%		75%		90%		76%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	19,562	$373,830
Verizon Communications, Inc.	11,005	453,846

		827,676

Entertainment (0.4%)
Electronic Arts, Inc.	819	114,111
Live Nation Entertainment, Inc.*	409	38,340
Netflix, Inc.*	1,163	784,885
Take-Two Interactive Software, Inc.*	260	40,427
Walt Disney Co. (The)	4,780	474,606
Warner Bros Discovery, Inc.*	6,063	45,109

		1,497,478

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A	15,883	2,893,088
Alphabet, Inc., Class C	16,302	2,990,113
Match Group, Inc.*	781	23,727
Meta Platforms, Inc., Class A	6,417	3,235,580

		9,142,508

Media (0.2%)
Charter Communications, Inc., Class A*	429	128,254
Comcast Corp., Class A	12,089	473,405
Fox Corp., Class A	871	29,937
Fox Corp., Class B	462	14,793
Interpublic Group of Cos., Inc. (The)	966	28,101
News Corp., Class A	1,021	28,149
News Corp., Class B	632	17,942
Omnicom Group, Inc.	554	49,694
Paramount Global, Class B	1,375	14,286

		784,561

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	849	149,577

Total Communication Services		12,401,800

Consumer Discretionary (3.7%)
Automobile Components (0.0%)†
Aptiv plc*	721	50,773
BorgWarner, Inc.	549	17,700

		68,473

Automobiles (0.5%)
Ford Motor Co.	10,541	132,184
General Motors Co.	3,262	151,553
Tesla, Inc.*	6,155	1,217,951

		1,501,688

Broadline Retail (1.3%)
Amazon.com, Inc.*	22,382	4,325,321
eBay, Inc.	2,157	115,874
Etsy, Inc.*	317	18,697

		4,459,892

Distributors (0.0%)†
Genuine Parts Co.	409	56,573
LKQ Corp.	879	36,557
Pool Corp.	130	39,953

		133,083

Hotels, Restaurants & Leisure (0.8%)
Airbnb, Inc., Class A*	1,161	176,043
Booking Holdings, Inc.	130	514,995
Caesars Entertainment, Inc.*	509	20,228
Carnival Corp.*	1,113	20,835
Chipotle Mexican Grill, Inc.*	4,600	288,190
Darden Restaurants, Inc.	332	50,238
Domino’s Pizza, Inc.	118	60,927
Expedia Group, Inc.*	349	43,971
Hilton Worldwide Holdings, Inc.	794	173,251
Las Vegas Sands Corp.	921	40,754
Marriott International, Inc., Class A	721	174,316
McDonald’s Corp.	2,007	511,464
MGM Resorts International*	1,488	66,127
Norwegian Cruise Line Holdings Ltd.*	577	10,842
Royal Caribbean Cruises Ltd.*	447	71,265
Starbucks Corp.	3,205	249,509
Wynn Resorts Ltd.	260	23,270
Yum! Brands, Inc.	831	110,074

		2,606,299

Household Durables (0.2%)
DR Horton, Inc.	921	129,797
Garmin Ltd.	409	66,634
Lennar Corp., Class A	794	118,997
Mohawk Industries, Inc.*	170	19,310
NVR, Inc.*	24	182,125
PulteGroup, Inc.	711	78,281

		595,144

Leisure Products (0.0%)†
Hasbro, Inc.	317	18,544

Specialty Retail (0.8%)
AutoZone, Inc.*	92	272,697
Bath & Body Works, Inc.	794	31,006
Best Buy Co., Inc. (x)	577	48,635
CarMax, Inc.*	447	32,783
Home Depot, Inc. (The)	2,923	1,006,214
Lowe’s Cos., Inc.	2,092	461,202
O’Reilly Automotive, Inc.*	220	232,333
Ross Stores, Inc.	966	140,379
TJX Cos., Inc. (The)	3,215	353,972
Tractor Supply Co.	317	85,590
Ulta Beauty, Inc.*	170	65,598

		2,730,409

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	68	65,821
Lululemon Athletica, Inc.*	339	101,259
NIKE, Inc., Class B	3,315	249,852
Ralph Lauren Corp.	170	29,760
Tapestry, Inc.	799	34,189

		480,881

Total Consumer Discretionary		12,594,413

Consumer Staples (2.1%)
Beverages (0.5%)
Brown-Forman Corp., Class B	447	19,306
Coca-Cola Co. (The)	10,281	654,386
Constellation Brands, Inc., Class A	429	110,373
Keurig Dr Pepper, Inc.	1,927	64,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	509	$25,872
Monster Beverage Corp.*	2,017	100,749
PepsiCo, Inc.	3,719	613,375

		1,588,423

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,163	988,538
Dollar General Corp.	721	95,338
Dollar Tree, Inc.*	619	66,091
Kroger Co. (The)	2,219	110,795
Sysco Corp.	1,315	93,878
Target Corp.	1,340	198,373
Walgreens Boots Alliance, Inc.	2,047	24,758
Walmart, Inc.	11,310	765,800

		2,343,571

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,550	93,698
Bunge Global SA	372	39,718
Campbell Soup Co.	472	21,330
Conagra Brands, Inc.	1,315	37,372
General Mills, Inc.	1,665	105,328
Hershey Co. (The)	409	75,187
Hormel Foods Corp.	721	21,983
J M Smucker Co. (The)	349	38,055
Kellanova	721	41,587
Kraft Heinz Co. (The)	1,737	55,966
Lamb Weston Holdings, Inc.	362	30,437
McCormick & Co., Inc. (Non-Voting)	646	45,827
Mondelez International, Inc., Class A	3,869	253,187
Tyson Foods, Inc., Class A	819	46,798

		906,473

Household Products (0.4%)
Church & Dwight Co., Inc.	681	70,606
Clorox Co. (The)	349	47,628
Colgate-Palmolive Co.	2,274	220,669
Kimberly-Clark Corp.	879	121,478
Procter & Gamble Co. (The)	6,702	1,105,294

		1,565,675

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	607	64,585
Kenvue, Inc.	4,905	89,173

		153,758

Tobacco (0.2%)
Altria Group, Inc.	4,962	226,019
Philip Morris International, Inc.	4,144	419,912

		645,931

Total Consumer Staples		7,203,831

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,870	65,768
Halliburton Co.	2,396	80,937
Schlumberger NV	3,614	170,508

		317,213

Oil, Gas & Consumable Fuels (1.3%)
APA Corp.	966	28,439
Chevron Corp.	5,224	817,138
ConocoPhillips	3,802	434,873
Coterra Energy, Inc.	1,113	29,684
Devon Energy Corp.	1,011	47,921
Diamondback Energy, Inc.	429	85,882
EOG Resources, Inc.	1,550	195,098
EQT Corp.	1,053	38,940
Exxon Mobil Corp.	12,375	1,424,610
Hess Corp.	751	110,788
Kinder Morgan, Inc.	5,182	102,966
Marathon Oil Corp.	2,396	68,693
Marathon Petroleum Corp.	1,747	303,070
Occidental Petroleum Corp.	2,311	145,662
ONEOK, Inc.	1,071	87,340
Phillips 66	1,163	164,181
Targa Resources Corp.	632	81,389
Valero Energy Corp.	1,136	178,079
Williams Cos., Inc. (The)	3,315	140,888

		4,485,641

Total Energy		4,802,854

Financials (4.9%)
Banks (1.3%)
Bank of America Corp.	22,540	896,416
Citigroup, Inc.	6,063	384,758
Citizens Financial Group, Inc.	1,183	42,624
Comerica, Inc.	429	21,896
Fifth Third Bancorp	1,927	70,316
Huntington Bancshares, Inc.	2,935	38,683
JPMorgan Chase & Co.	8,579	1,735,189
KeyCorp	2,708	38,481
M&T Bank Corp.	489	74,015
PNC Financial Services Group, Inc. (The)	1,196	185,954
Regions Financial Corp.	2,563	51,363
Truist Financial Corp.	3,677	142,851
US Bancorp	3,869	153,599
Wells Fargo & Co.	10,693	635,057

		4,471,202

Capital Markets (1.0%)
Ameriprise Financial, Inc.	349	149,089
Bank of New York Mellon Corp. (The)	2,274	136,190
BlackRock, Inc.	332	261,390
Blackstone, Inc.	2,002	247,848
Cboe Global Markets, Inc.	332	56,460
Charles Schwab Corp. (The)	3,095	228,071
CME Group, Inc.	934	183,624
FactSet Research Systems, Inc.	118	48,176
Franklin Resources, Inc.	769	17,187
Goldman Sachs Group, Inc. (The)	839	379,496
Intercontinental Exchange, Inc.	1,550	212,180
MarketAxess Holdings, Inc.	130	26,069
Moody’s Corp.	429	180,579
Morgan Stanley	4,026	391,287
MSCI, Inc.	237	114,175
Nasdaq, Inc.	804	48,449
Northern Trust Corp.	554	46,525
Raymond James Financial, Inc.	509	62,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
S&P Global, Inc.	966	$430,836
State Street Corp.	966	71,484
T. Rowe Price Group, Inc.	619	71,377

		3,363,409

Consumer Finance (0.3%)
American Express Co.	1,747	404,518
Capital One Financial Corp.	1,261	174,585
Discover Financial Services	849	111,058
Synchrony Financial	1,575	74,324

		764,485

Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	5,247	2,134,480
Corpay, Inc.*	262	69,799
Fidelity National Information Services, Inc.	1,632	122,988
Fiserv, Inc.*	1,493	222,517
Global Payments, Inc.	794	76,780
Jack Henry & Associates, Inc.	220	36,524
Mastercard, Inc., Class A	2,371	1,045,990
PayPal Holdings, Inc.*	3,148	182,678
Visa, Inc., Class A	4,588	1,204,212

		5,095,968

Insurance (0.8%)
Aflac, Inc.	1,974	176,298
Allstate Corp. (The)	849	135,551
American International Group, Inc.	2,274	168,822
Aon plc, Class A	646	189,653
Arch Capital Group Ltd.*	1,093	110,273
Arthur J Gallagher & Co.	482	124,987
Assurant, Inc.	187	31,089
Brown & Brown, Inc.	706	63,123
Chubb Ltd.	1,223	311,963
Cincinnati Financial Corp.	357	42,162
Everest Group Ltd.	83	31,625
Globe Life, Inc.	317	26,083
Hartford Financial Services Group, Inc. (The)	978	98,328
Loews Corp.	681	50,898
Marsh & McLennan Cos., Inc.	1,375	289,740
MetLife, Inc.	2,139	150,136
Principal Financial Group, Inc.	646	50,679
Progressive Corp. (The)	1,493	310,111
Prudential Financial, Inc.	1,073	125,745
Travelers Cos., Inc. (The)	721	146,608
W R Berkley Corp.	706	55,477
Willis Towers Watson plc	349	91,487

		2,780,838

Total Financials		16,475,902

Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc.	4,735	812,147
Amgen, Inc.	1,575	492,109
Biogen, Inc.*	482	111,737
Gilead Sciences, Inc.	3,315	227,442
GRAIL, Inc. (x)*	68	1,045
Incyte Corp.*	472	28,613
Moderna, Inc.*	819	97,256
Regeneron Pharmaceuticals, Inc.*	220	231,227
Vertex Pharmaceuticals, Inc.*	681	319,198

		2,320,774

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	4,768	495,443
Align Technology, Inc.*	220	53,114
Baxter International, Inc.	1,375	45,994
Becton Dickinson & Co.	721	168,505
Boston Scientific Corp.*	3,802	292,792
Cooper Cos., Inc. (The)	674	58,840
Dexcom, Inc.*	978	110,886
Edwards Lifesciences Corp.*	1,695	156,567
GE HealthCare Technologies, Inc.	983	76,595
Hologic, Inc.*	751	55,762
IDEXX Laboratories, Inc.*	260	126,672
Insulet Corp.*	205	41,369
Intuitive Surgical, Inc.*	978	435,063
Medtronic plc	3,614	284,458
ResMed, Inc.	409	78,291
Solventum Corp.*	373	19,724
STERIS plc	237	52,031
Stryker Corp.	849	288,872
Teleflex, Inc.	170	35,756
Zimmer Biomet Holdings, Inc.	524	56,870

		2,933,604

Health Care Providers & Services (1.0%)
Cardinal Health, Inc.	849	83,474
Cencora, Inc.	409	92,148
Centene Corp.*	1,590	105,417
Cigna Group (The)	1,048	346,437
CVS Health Corp.	3,467	204,761
DaVita, Inc.*	260	36,028
Elevance Health, Inc.	681	369,007
HCA Healthcare, Inc.	721	231,643
Henry Schein, Inc.*	349	22,371
Humana, Inc.	357	133,393
Labcorp Holdings, Inc.	260	52,913
McKesson Corp.	482	281,507
Molina Healthcare, Inc.*	170	50,541
Quest Diagnostics, Inc.	349	47,771
UnitedHealth Group, Inc.	2,556	1,301,668
Universal Health Services, Inc., Class B	227	41,979

		3,401,058

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	831	107,723
Bio-Rad Laboratories, Inc., Class A*	70	19,118
Bio-Techne Corp.	419	30,021
Charles River Laboratories International, Inc.*	143	29,541
Danaher Corp.	1,712	427,743
Illumina, Inc.*	409	42,692
IQVIA Holdings, Inc.*	482	101,914
Mettler-Toledo International, Inc.*	83	116,000
Revvity, Inc.	349	36,596
Thermo Fisher Scientific, Inc.	1,073	593,369
Waters Corp.*	220	63,826
West Pharmaceutical Services, Inc.	195	64,231

		1,632,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	6,275	$260,601
Catalent, Inc.*	429	24,123
Eli Lilly and Co.	2,239	2,027,146
Johnson & Johnson	7,032	1,027,797
Merck & Co., Inc.	6,892	853,230
Pfizer, Inc.	14,832	414,999
Viatris, Inc.	3,315	35,238
Zoetis, Inc.	1,233	213,753

		4,856,887

Total Health Care		15,145,097

Industrials (3.1%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	172	50,609
Boeing Co. (The)*	1,403	255,360
General Dynamics Corp.	619	179,597
General Electric Co.	2,945	468,167
Howmet Aerospace, Inc.	1,021	79,260
Huntington Ingalls Industries, Inc.	108	26,604
L3Harris Technologies, Inc.	607	136,320
Lockheed Martin Corp.	681	318,095
Northrop Grumman Corp.	429	187,022
RTX Corp.	3,869	388,409
Textron, Inc.	607	52,117
TransDigm Group, Inc.	142	181,421

		2,322,981

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	409	36,041
Expeditors International of Washington, Inc.	472	58,901
FedEx Corp.	646	193,697
United Parcel Service, Inc., Class B	1,870	255,909

		544,548

Building Products (0.2%)
A.O. Smith Corp.	429	35,084
Allegion plc	260	30,719
Builders FirstSource, Inc.*	354	48,997
Carrier Global Corp.	2,157	136,064
Johnson Controls International plc	2,152	143,043
Masco Corp.	799	53,269
Trane Technologies plc	646	212,489

		659,665

Commercial Services & Supplies (0.2%)
Cintas Corp.	220	154,057
Copart, Inc.*	2,027	109,782
Republic Services, Inc.	577	112,134
Rollins, Inc.	554	27,030
Veralto Corp.	569	54,323
Waste Management, Inc.	1,021	217,820

		675,146

Construction & Engineering (0.0%)†
Quanta Services, Inc.	349	88,677

Electrical Equipment (0.3%)
AMETEK, Inc.	646	107,695
Eaton Corp. plc	1,141	357,761
Emerson Electric Co.	1,575	173,502
GE Vernova, Inc.*	736	126,231
Generac Holdings, Inc.*	170	22,477
Hubbell, Inc., Class B	140	51,167
Rockwell Automation, Inc.	332	91,393

		930,226

Ground Transportation (0.4%)
CSX Corp.	6,450	215,753
JB Hunt Transport Services, Inc.	260	41,600
Norfolk Southern Corp.	721	154,791
Old Dominion Freight Line, Inc.	654	115,496
Uber Technologies, Inc.*	5,873	426,850
Union Pacific Corp.	1,870	423,106

		1,377,596

Industrial Conglomerates (0.2%)
3M Co.	1,493	152,570
Honeywell International, Inc.	1,922	410,424

		562,994

Machinery (0.6%)
Caterpillar, Inc.	1,493	497,318
Cummins, Inc.	447	123,788
Deere & Co.	839	313,476
Dover Corp.	409	73,804
Fortive Corp.	831	61,577
IDEX Corp.	237	47,684
Illinois Tool Works, Inc.	779	184,592
Ingersoll Rand, Inc.	554	50,325
Nordson Corp.	133	30,848
Otis Worldwide Corp.	1,073	103,287
PACCAR, Inc.	1,380	142,057
Parker-Hannifin Corp.	349	176,528
Pentair plc	524	40,175
Snap-on, Inc.	170	44,436
Stanley Black & Decker, Inc.	429	34,273
Westinghouse Air Brake Technologies Corp.	509	80,448
Xylem, Inc.	509	69,036

		2,073,652

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,146	12,984
Delta Air Lines, Inc.	1,550	73,532
Southwest Airlines Co. (x)	1,233	35,276
United Airlines Holdings, Inc.*	632	30,753

		152,545

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,163	277,596
Broadridge Financial Solutions, Inc.	260	51,220
Dayforce, Inc.*	362	17,955
Equifax, Inc.	332	80,497
Jacobs Solutions, Inc.	357	49,877
Leidos Holdings, Inc.	349	50,912
Paychex, Inc.	831	98,523
Paycom Software, Inc.	143	20,455
Robert Half, Inc.	357	22,841
Verisk Analytics, Inc.	429	115,637

		785,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.1%)
Fastenal Co.	1,493	$93,820
United Rentals, Inc.	220	142,281
WW Grainger, Inc.	130	117,291

		353,392

Total Industrials		10,526,935

Information Technology (12.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	646	226,410
Cisco Systems, Inc.	11,312	537,433
F5, Inc.*	170	29,279
Juniper Networks, Inc.	831	30,298
Motorola Solutions, Inc.	429	165,616

		989,036

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,130	210,868
CDW Corp.	409	91,551
Corning, Inc.	2,079	80,769
Jabil, Inc.	347	37,750
Keysight Technologies, Inc.*	482	65,913
TE Connectivity Ltd.	904	135,989
Teledyne Technologies, Inc.*	142	55,093
Trimble, Inc.*	614	34,335
Zebra Technologies Corp., Class A*	143	44,177

		756,445

IT Services (0.4%)
Accenture plc, Class A	1,677	508,819
Akamai Technologies, Inc.*	482	43,418
Cognizant Technology Solutions Corp., Class A	1,493	101,524
EPAM Systems, Inc.*	170	31,979
Gartner, Inc.*	260	116,756
International Business Machines Corp.	2,329	402,800
VeriSign, Inc.*	260	46,228

		1,251,524

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	3,971	644,136
Analog Devices, Inc.	1,463	333,944
Applied Materials, Inc.	2,396	565,432
Broadcom, Inc.	1,073	1,722,734
Enphase Energy, Inc.*	332	33,104
First Solar, Inc.*	290	65,383
Intel Corp.	11,919	369,131
KLA Corp.	429	353,715
Lam Research Corp.	409	435,524
Microchip Technology, Inc.	1,198	109,617
Micron Technology, Inc.	2,923	384,462
Monolithic Power Systems, Inc.	130	106,818
NVIDIA Corp.	65,570	8,100,518
NXP Semiconductors NV	759	204,239
ON Semiconductor Corp.*	1,101	75,474
Qorvo, Inc.*	349	40,498
QUALCOMM, Inc.	3,262	649,725
Skyworks Solutions, Inc.	472	50,306
Teradyne, Inc.	472	69,993
Texas Instruments, Inc.	2,504	487,103

		14,801,856

Software (4.0%)
Adobe, Inc.*	1,300	722,202
ANSYS, Inc.*	237	76,195
Autodesk, Inc.*	577	142,779
Cadence Design Systems, Inc.*	769	236,660
Fair Isaac Corp.*	70	104,206
Fortinet, Inc.*	1,725	103,966
Gen Digital, Inc.	1,550	38,719
Intuit, Inc.	681	447,560
Microsoft Corp.	20,483	9,154,877
Oracle Corp.	5,873	829,268
Palo Alto Networks, Inc.*	846	286,802
PTC, Inc.*	265	48,142
Roper Technologies, Inc.	260	146,552
Salesforce, Inc.	2,329	598,786
ServiceNow, Inc.*	577	453,909
Synopsys, Inc.*	409	243,379
Tyler Technologies, Inc.*	118	59,328

		13,693,330

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	44,478	9,367,956
Hewlett Packard Enterprise Co.	3,467	73,397
HP, Inc.	4,061	142,216
NetApp, Inc.	646	83,205
Seagate Technology Holdings plc	619	63,924
Super Micro Computer, Inc.*	140	114,709
Western Digital Corp.*	819	62,056

		9,907,463

Total Information Technology		41,399,654

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	607	156,636
Albemarle Corp.	350	33,432
Celanese Corp.	349	47,077
CF Industries Holdings, Inc.	632	46,844
Corteva, Inc.	2,119	114,299
Dow, Inc.	1,962	104,084
DuPont de Nemours, Inc.	949	76,385
Eastman Chemical Co.	362	35,465
Ecolab, Inc.	681	162,078
FMC Corp.	349	20,085
International Flavors & Fragrances, Inc.	1,058	100,732
Linde plc	1,403	615,650
LyondellBasell Industries NV, Class A	721	68,971
Mosaic Co. (The)	1,048	30,287
PPG Industries, Inc.	646	81,325
Sherwin-Williams Co. (The)	681	203,231

		1,896,581

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	170	92,106
Vulcan Materials Co.	349	86,789

		178,895

Containers & Packaging (0.1%)
Amcor plc	4,376	42,797
Avery Dennison Corp.	237	51,820
Ball Corp.	849	50,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
International Paper Co.	978	$42,201
Packaging Corp. of America	260	47,466
Westrock Co.	754	37,896

		273,137

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,168	202,565
Newmont Corp.	2,152	90,104
Nucor Corp.	794	125,516
Steel Dynamics, Inc.	452	58,534

		476,719

Total Materials		2,825,332

Real Estate (0.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	332	38,834
Healthpeak Properties, Inc. (REIT)	1,376	26,970
Ventas, Inc. (REIT)	966	49,517
Welltower, Inc. (REIT)	1,048	109,254

		224,575

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,119	38,100

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,202	247,307

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	357	21,977

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	934	83,229
CoStar Group, Inc.*	19	1,408

		84,637

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	409	84,618
Camden Property Trust (REIT)	305	33,279
Equity Residential (REIT)	966	66,982
Essex Property Trust, Inc. (REIT)	187	50,901
Invitation Homes, Inc. (REIT)	47	1,687
Mid-America Apartment Communities, Inc. (REIT)	332	47,347
UDR, Inc. (REIT)	721	29,669

		314,483

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	220	22,213
Kimco Realty Corp. (REIT)	1,021	19,869
Realty Income Corp. (REIT)	849	44,844
Regency Centers Corp. (REIT)	429	26,684
Simon Property Group, Inc. (REIT)	819	124,324

		237,934

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,163	226,064
Crown Castle, Inc. (REIT)	1,093	106,786
Digital Realty Trust, Inc. (REIT)	524	79,674
Equinix, Inc. (REIT)	237	179,314
Extra Space Storage, Inc. (REIT)	332	51,596
Iron Mountain, Inc. (REIT)	831	74,474
Public Storage (REIT)	409	117,649
SBA Communications Corp. (REIT)	260	51,038
VICI Properties, Inc. (REIT), Class A	2,396	68,621
Weyerhaeuser Co. (REIT)	1,927	54,708

		1,009,924

Total Real Estate		2,178,937

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	681	34,663
American Electric Power Co., Inc.	1,333	116,957
Constellation Energy Corp.	871	174,435
Duke Energy Corp.	1,922	192,642
Edison International	966	69,368
Entergy Corp.	524	56,068
Evergy, Inc.	681	36,073
Eversource Energy	831	47,126
Exelon Corp.	2,611	90,367
FirstEnergy Corp.	1,433	54,841
NextEra Energy, Inc.	5,257	372,248
NRG Energy, Inc.	681	53,023
PG&E Corp.	4,802	83,843
Pinnacle West Capital Corp.	317	24,212
PPL Corp.	1,897	52,452
Southern Co. (The)	2,768	214,714
Xcel Energy, Inc.	1,403	74,934

		1,747,966

Gas Utilities (0.0%)†
Atmos Energy Corp.	332	38,728

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,677	29,465
Vistra Corp.	1,000	85,980

		115,445

Multi-Utilities (0.2%)
Ameren Corp.	646	45,937
CenterPoint Energy, Inc.	1,433	44,394
CMS Energy Corp.	781	46,493
Consolidated Edison, Inc.	904	80,836
Dominion Energy, Inc.	2,152	105,448
DTE Energy Co.	509	56,504
NiSource, Inc.	1,011	29,127
Public Service Enterprise Group, Inc.	1,315	96,916
Sempra	1,505	114,470
WEC Energy Group, Inc.	831	65,200

		685,325

Water Utilities (0.0%)†
American Water Works Co., Inc.	472	60,964

Total Utilities		2,648,428

Total Common Stocks (37.9%) (Cost $86,405,659)		128,203,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.2%)
Communication Services (3.5%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc. 4.300%, 2/15/30	$500,000	$478,541
2.750%, 6/1/31	300,000	256,660
2.250%, 2/1/32	402,000	326,702
2.550%, 12/1/33	406,000	323,296
5.400%, 2/15/34	386,000	385,481
British Telecommunications plc 9.625%, 12/15/30 (e)	175,000	213,823
Deutsche Telekom International Finance BV 8.750%, 6/15/30 (e)	300,000	349,882
Sprint Capital Corp. 8.750%, 3/15/32 (x)	200,000	240,367
Verizon Communications, Inc. 4.016%, 12/3/29	620,000	585,696
3.150%, 3/22/30	125,000	112,566
2.550%, 3/21/31	437,000	371,340
2.355%, 3/15/32	550,000	449,854
4.500%, 8/10/33	409,000	384,763
6.400%, 9/15/33	298,000	323,211

		4,802,182

Entertainment (0.4%)
Walt Disney Co. (The) 2.000%, 9/1/29	110,000	95,504
2.650%, 1/13/31	400,000	349,600
Warnermedia Holdings, Inc. 4.279%, 3/15/32	1,000,000	870,963

		1,316,067

Interactive Media & Services (0.2%)
Alphabet, Inc. 1.100%, 8/15/30	478,000	390,078
Meta Platforms, Inc. 3.850%, 8/15/32	500,000	465,478

		855,556

Media (0.7%)
Charter Communications Operating LLC 2.800%, 4/1/31	375,000	305,989
Comcast Corp. 3.400%, 4/1/30	525,000	481,984
4.250%, 10/15/30	200,000	191,697
4.250%, 1/15/33	690,000	644,389
4.800%, 5/15/33 (x)	326,000	317,507
Paramount Global 7.875%, 7/30/30	100,000	102,631
4.950%, 1/15/31	250,000	219,249

		2,263,446

Wireless Telecommunication Services (0.8%)
T-Mobile USA, Inc. 3.875%, 4/15/30	1,320,000	1,234,751
2.550%, 2/15/31	970,000	822,664
3.500%, 4/15/31	361,000	324,351
5.050%, 7/15/33	261,000	255,135

		2,636,901

Total Communication Services		11,874,152

Consumer Discretionary (1.9%)
Automobiles (0.6%)
Ford Motor Co. 3.250%, 2/12/32	1,510,000	1,243,047
General Motors Co. 5.000%, 10/1/28	200,000	197,959
5.600%, 10/15/32 (x)	500,000	499,275

		1,940,281

Broadline Retail (0.3%)
Amazon.com, Inc. 2.100%, 5/12/31 (x)	452,000	381,360
3.600%, 4/13/32	300,000	276,114
4.700%, 12/1/32	225,000	223,456
eBay, Inc. 2.700%, 3/11/30	353,000	311,987

		1,192,917

Hotels, Restaurants & Leisure (0.4%)
Marriott International, Inc.
Series FF 4.625%, 6/15/30	334,000	323,940
McDonald’s Corp. 2.625%, 9/1/29	50,000	44,772
2.125%, 3/1/30	150,000	128,814
3.600%, 7/1/30	200,000	185,230
Starbucks Corp. 3.550%, 8/15/29	345,000	323,382
2.550%, 11/15/30	250,000	215,321

		1,221,459

Specialty Retail (0.6%)
AutoZone, Inc. 4.000%, 4/15/30	315,000	295,857
Home Depot, Inc. (The) 2.950%, 6/15/29	400,000	366,943
2.700%, 4/15/30	200,000	178,279
3.250%, 4/15/32	270,000	239,506
Lowe’s Cos., Inc. 1.700%, 10/15/30	175,000	142,506
2.625%, 4/1/31	390,000	332,970
3.750%, 4/1/32	300,000	272,721
5.150%, 7/1/33 (x)	321,000	319,008

		2,147,790

Total Consumer Discretionary		6,502,447

Consumer Staples (2.7%)
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 6/1/30	300,000	278,542
4.900%, 1/23/31	140,000	140,614
Coca-Cola Co. (The) 1.650%, 6/1/30	250,000	209,631
1.375%, 3/15/31	320,000	257,480
2.250%, 1/5/32	200,000	168,505
Constellation Brands, Inc. 3.150%, 8/1/29	175,000	158,791
2.250%, 8/1/31	250,000	205,332
Diageo Capital plc 5.625%, 10/5/33	312,000	324,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Keurig Dr Pepper, Inc. 2.250%, 3/15/31	$200,000	$166,455
PepsiCo, Inc. 2.750%, 3/19/30	350,000	313,038
3.900%, 7/18/32	400,000	374,085

		2,596,659

Consumer Staples Distribution & Retail (0.6%)
Dollar General Corp. 5.450%, 7/5/33	233,000	231,542
Kroger Co. (The) 2.200%, 5/1/30	100,000	85,117
Sysco Corp. 2.400%, 2/15/30	100,000	86,547
Target Corp. 4.500%, 9/15/32	500,000	481,710
Walmart, Inc. 1.800%, 9/22/31	480,000	395,842
4.100%, 4/15/33	675,000	641,879

		1,922,637

Food Products (0.5%)
Archer-Daniels-Midland Co. 3.250%, 3/27/30	315,000	286,465
Conagra Brands, Inc. 4.850%, 11/1/28	206,000	202,099
General Mills, Inc. 2.875%, 4/15/30	200,000	177,103
JBS USA Holding Lux Sarl 5.500%, 1/15/30	300,000	295,826
5.750%, 4/1/33	146,000	146,393
Mondelez International, Inc. 2.750%, 4/13/30	280,000	248,048
Pilgrim’s Pride Corp. 6.250%, 7/1/33	179,000	182,367
Unilever Capital Corp. 5.900%, 11/15/32	100,000	106,233

		1,644,534

Household Products (0.0%)†
Procter & Gamble Co. (The) 1.200%, 10/29/30 (x)	200,000	162,655

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The) 4.650%, 5/15/33	248,000	239,775
Haleon US Capital LLC 3.625%, 3/24/32	361,000	323,690

		563,465

Tobacco (0.6%)
Altria Group, Inc. 4.800%, 2/14/29	260,000	255,773
2.450%, 2/4/32	320,000	258,708
6.875%, 11/1/33	241,000	260,163
BAT Capital Corp. 2.726%, 3/25/31	540,000	456,652
Philip Morris International, Inc. 3.375%, 8/15/29	164,000	151,458
2.100%, 5/1/30	250,000	211,662
5.750%, 11/17/32	350,000	356,611
5.375%, 2/15/33	200,000	198,844

		2,149,871

Total Consumer Staples		9,039,821

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
BP Capital Markets America, Inc. 3.633%, 4/6/30	100,000	93,179
1.749%, 8/10/30	155,000	128,324
2.721%, 1/12/32	420,000	357,572
4.812%, 2/13/33	350,000	338,985
Burlington Resources LLC 7.200%, 8/15/31	100,000	111,650
Cheniere Energy Partners LP 4.500%, 10/1/29	419,000	397,526
Chevron Corp. 2.236%, 5/11/30	220,000	190,049
ConocoPhillips Co. 5.050%, 9/15/33	332,000	330,187
Devon Energy Corp. 7.875%, 9/30/31	165,000	186,994
Diamondback Energy, Inc. 6.250%, 3/15/33	224,000	234,784
Enbridge, Inc. 5.700%, 3/8/33	300,000	302,207
Energy Transfer LP 5.250%, 4/15/29	350,000	349,750
3.750%, 5/15/30	380,000	349,350
5.750%, 2/15/33 (x)	326,000	328,290
6.550%, 12/1/33	298,000	315,500
Enterprise Products Operating LLC 2.800%, 1/31/30	300,000	267,767
5.350%, 1/31/33	100,000	100,929
Series D 6.875%, 3/1/33	100,000	111,197
EQT Corp. 5.750%, 2/1/34	258,000	255,057
Exxon Mobil Corp. 3.482%, 3/19/30	350,000	325,678
2.610%, 10/15/30	325,000	284,494
Hess Corp. 7.300%, 8/15/31	210,000	233,984
Kinder Morgan Energy Partners LP 7.300%, 8/15/33	287,000	318,447
Kinder Morgan, Inc. 2.000%, 2/15/31	100,000	81,955
7.750%, 1/15/32	100,000	112,882
4.800%, 2/1/33	250,000	236,177
5.200%, 6/1/33	200,000	194,602
MPLX LP 2.650%, 8/15/30	225,000	193,534
4.950%, 9/1/32	300,000	286,806
Occidental Petroleum Corp. 6.625%, 9/1/30	250,000	261,462
6.125%, 1/1/31	625,000	638,195
ONEOK, Inc. 3.100%, 3/15/30	125,000	111,565
6.350%, 1/15/31	350,000	366,807
6.100%, 11/15/32	100,000	103,580
Phillips 66 Co. 5.300%, 6/30/33	384,000	380,760
Pioneer Natural Resources Co. 2.150%, 1/15/31	298,000	250,215
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	200,000	191,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Targa Resources Partners LP 5.500%, 3/1/30	$200,000	$198,806
4.875%, 2/1/31	400,000	380,613
4.000%, 1/15/32	200,000	179,292
TotalEnergies Capital International SA 2.829%, 1/10/30	205,000	183,895
TransCanada PipeLines Ltd. 4.100%, 4/15/30 (x)	180,000	169,992
Valero Energy Corp. 2.800%, 12/1/31	200,000	169,339
7.500%, 4/15/32	50,000	56,500
Williams Cos., Inc. (The) 2.600%, 3/15/31	450,000	379,675
4.650%, 8/15/32	350,000	332,671
5.650%, 3/15/33	100,000	100,985

Total Energy		11,473,967

Financials (13.4%)
Banks (7.8%)
Banco Santander SA 2.749%, 12/3/30 (x)	200,000	166,054
2.958%, 3/25/31 (x)	200,000	171,181
6.921%, 8/8/33	400,000	418,412
Bank of America Corp. (CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	500,000	430,866
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	200,000	164,274
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	1,100,000	929,553
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	325,000	265,331
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	800,000	676,660
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	944,484
(SOFR + 2.16%), 5.015%, 7/22/33 (k)(x)	1,000,000	981,195
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	500,000	493,649
Barclays plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31 (k)	250,000	212,096
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	600,000	659,604
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	200,000	204,969
Citigroup, Inc. (SOFR + 3.91%), 4.412%, 3/31/31 (k)	850,000	809,578
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	850,000	731,326
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	250,000	212,062
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	700,000	624,912
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	300,000	314,538
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	250,000	253,834
HSBC Holdings plc (CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	400,000	374,283
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	1,200,000	1,004,405
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	600,000	593,108
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	200,000	208,514
JPMorgan Chase & Co. (CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	560,000	542,960
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	700,000	618,438
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	800,000	675,818
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	650,000	553,588
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	900,000	872,276
(SOFR + 2.58%), 5.717%, 9/14/33 (k)(x)	800,000	815,326
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	1,303,000	1,294,419
KeyBank NA 5.000%, 1/26/33	300,000	276,599
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)	200,000	191,200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	261,000	260,521
Mitsubishi UFJ Financial Group, Inc. 3.195%, 7/18/29	400,000	364,644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	394,393
Mizuho Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)	500,000	506,978
NatWest Group plc (ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)	400,000	392,048
PNC Financial Services Group, Inc. (The) 2.550%, 1/22/30	270,000	236,521
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	200,000	206,025
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	300,000	289,647
Royal Bank of Canada 5.000%, 2/1/33 (x)	250,000	246,519
Sumitomo Mitsui Financial Group, Inc. 3.040%, 7/16/29	450,000	406,461
2.130%, 7/8/30	200,000	167,030
5.766%, 1/13/33 (x)	200,000	205,788
Toronto-Dominion Bank (The) 3.200%, 3/10/32	372,000	321,039
Truist Financial Corp. (SOFR + 2.24%), 4.916%, 7/28/33 (k)	350,000	323,875
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	300,000	302,340
US Bancorp 1.375%, 7/22/30	200,000	160,365
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	329,928
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	150,000	152,369
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	200,000	189,213
(SOFR + 2.26%), 5.836%, 6/12/34 (k)(x)	200,000	202,861
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	193,000	194,324
Wells Fargo & Co. (CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	555,000	492,101
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	530,000	459,205
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	902,000	868,061
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	458,000	457,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Westpac Banking Corp. 2.650%, 1/16/30	$200,000	$177,938
2.150%, 6/3/31	150,000	125,821
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.110%, 7/24/34 (k)(x)	400,000	369,370

		26,488,765

Capital Markets (3.1%)
Bank of New York Mellon Corp. (The) 3.300%, 8/23/29	200,000	182,784
1.800%, 7/28/31	250,000	201,633
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33 (k)	200,000	207,117
Series J (SOFR + 1.61%), 4.967%, 4/26/34 (k)	200,000	195,355
BlackRock, Inc. 1.900%, 1/28/31	173,000	143,587
4.750%, 5/25/33	200,000	195,843
Brookfield Capital Finance LLC 6.087%, 6/14/33	200,000	206,051
Charles Schwab Corp. (The) (SOFR + 2.50%), 5.853%, 5/19/34 (k)	406,000	413,959
Deutsche Bank AG (SOFR + 3.04%), 3.547%, 9/18/31 (k)	500,000	439,082
Goldman Sachs Group, Inc. (The) 2.600%, 2/7/30	440,000	385,292
3.800%, 3/15/30	450,000	420,289
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	200,000	168,101
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	650,000	533,404
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	200,000	171,520
Intercontinental Exchange, Inc. 4.350%, 6/15/29	120,000	116,130
4.600%, 3/15/33	300,000	286,512
Jefferies Financial Group, Inc. 6.200%, 4/14/34	322,000	325,524
Morgan Stanley
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	500,000	483,684
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	600,000	525,148
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	700,000	642,159
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	800,000	654,811
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	500,000	529,819
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	250,000	245,661
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,291,000	1,326,550
Nasdaq, Inc. 5.550%, 2/15/34	383,000	384,411
Nomura Holdings, Inc. 3.103%, 1/16/30	400,000	353,609
S&P Global, Inc. 2.900%, 3/1/32	450,000	389,132
State Street Corp. 2.400%, 1/24/30 (x)	454,000	399,577
(SOFR + 1.73%), 4.164%, 8/4/33 (k)	200,000	185,089

		10,711,833

Consumer Finance (1.5%)
AerCap Ireland Capital DAC 3.000%, 10/29/28	400,000	363,165
3.300%, 1/30/32	500,000	429,763
3.400%, 10/29/33	397,000	332,860
Ally Financial, Inc. 8.000%, 11/1/31	195,000	215,299
American Express Co.
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	416,000	400,205
(SOFR + 1.84%), 5.043%, 5/1/34 (k)	545,000	532,612
(SOFR + 1.63%), 5.915%, 4/25/35 (k)	326,000	330,808
Capital One Financial Corp.
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	488,000	469,724
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	200,000	205,250
Ford Motor Credit Co. LLC 5.113%, 5/3/29	344,000	331,336
General Motors Financial Co., Inc. 3.600%, 6/21/30	400,000	359,310
John Deere Capital Corp. 1.450%, 1/15/31	360,000	292,481
Toyota Motor Credit Corp. 4.450%, 6/29/29	300,000	294,053
3.375%, 4/1/30	490,000	451,185

		5,008,051

Financial Services (0.5%)
Fiserv, Inc. 3.500%, 7/1/29	425,000	392,594
Global Payments, Inc. 5.300%, 8/15/29	303,000	300,852
Mastercard, Inc. 3.350%, 3/26/30	200,000	185,038
4.850%, 3/9/33	194,000	193,383
PayPal Holdings, Inc. 2.850%, 10/1/29	209,000	188,475
Shell International Finance BV 2.375%, 11/7/29	240,000	212,260
2.750%, 4/6/30	200,000	178,248

		1,650,850

Insurance (0.5%)
Allstate Corp. (The) 5.350%, 6/1/33	253,000	253,183
Aon Corp. 2.800%, 5/15/30	350,000	306,501
Aon North America, Inc. 5.450%, 3/1/34	193,000	192,035
Athene Holding Ltd. 5.875%, 1/15/34	249,000	246,238
MetLife, Inc. 4.550%, 3/23/30	224,000	219,757
Progressive Corp. (The) 3.200%, 3/26/30	196,000	178,075
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	301,000	295,356

		1,691,145

Total Financials		45,550,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc. 3.200%, 11/21/29	$550,000	$505,098
5.050%, 3/15/34	258,000	256,678
Amgen, Inc. 4.050%, 8/18/29	300,000	286,456
5.250%, 3/2/30	300,000	301,901
2.300%, 2/25/31	500,000	420,119
5.250%, 3/2/33	600,000	599,462
Gilead Sciences, Inc. 5.250%, 10/15/33	125,000	126,080

		2,495,794

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc. 2.272%, 12/1/28	100,000	88,150
2.539%, 2/1/32	280,000	229,771
Becton Dickinson & Co. 1.957%, 2/11/31	50,000	40,929
5.110%, 2/8/34	354,000	347,951
GE HealthCare Technologies, Inc. 5.905%, 11/22/32	275,000	283,886

		990,687

Health Care Providers & Services (2.2%)
Centene Corp. 4.625%, 12/15/29	330,000	311,883
3.000%, 10/15/30	700,000	595,798
2.500%, 3/1/31	700,000	571,851
Cigna Group (The) 4.375%, 10/15/28	470,000	455,641
5.400%, 3/15/33 (x)	250,000	251,020
CVS Health Corp. 3.250%, 8/15/29	300,000	272,223
5.250%, 2/21/33 (x)	1,000,000	978,350
Elevance Health, Inc. 2.550%, 3/15/31	200,000	170,421
4.100%, 5/15/32	360,000	334,027
5.500%, 10/15/32	400,000	407,292
HCA, Inc. 4.125%, 6/15/29	465,000	439,740
3.500%, 9/1/30	530,000	477,255
3.625%, 3/15/32	300,000	264,016
Humana, Inc. 5.875%, 3/1/33	200,000	203,768
Quest Diagnostics, Inc. 6.400%, 11/30/33	269,000	288,592
UnitedHealth Group, Inc. 5.300%, 2/15/30	200,000	203,966
2.300%, 5/15/31	375,000	314,778
4.200%, 5/15/32	400,000	377,149
5.350%, 2/15/33	250,000	253,441
4.500%, 4/15/33	125,000	119,399

		7,290,610

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc. 2.300%, 3/12/31	155,000	129,384
Thermo Fisher Scientific, Inc. 5.086%, 8/10/33	350,000	349,279

		478,663

Pharmaceuticals (1.1%)
AstraZeneca plc 1.375%, 8/6/30	375,000	305,779
Bristol-Myers Squibb Co. 3.400%, 7/26/29	439,000	408,454
2.950%, 3/15/32 (x)	200,000	173,001
5.900%, 11/15/33 (x)	317,000	333,212
5.200%, 2/22/34	371,000	370,446
Eli Lilly and Co. 4.700%, 2/9/34	336,000	328,924
Johnson & Johnson 1.300%, 9/1/30 (x)	150,000	123,473
Merck & Co., Inc. 2.150%, 12/10/31	520,000	432,899
Pfizer Investment Enterprises Pte. Ltd. 4.650%, 5/19/30	200,000	197,070
4.750%, 5/19/33	550,000	536,970
Pfizer, Inc. 2.625%, 4/1/30	350,000	310,196
Takeda Pharmaceutical Co. Ltd. 2.050%, 3/31/30	400,000	337,760

		3,858,184

Total Health Care		15,113,938

Industrials (2.2%)
Aerospace & Defense (0.8%)
Boeing Co. (The) 5.150%, 5/1/30	1,200,000	1,150,940
General Electric Co. 6.750%, 3/15/32	160,000	175,554
L3Harris Technologies, Inc. 5.400%, 7/31/33	329,000	327,741
Lockheed Martin Corp. 5.250%, 1/15/33 (x)	281,000	285,051
Northrop Grumman Corp. 4.700%, 3/15/33	300,000	289,499
RTX Corp. 2.250%, 7/1/30	350,000	297,454
1.900%, 9/1/31	100,000	80,569
5.150%, 2/27/33	150,000	148,556

		2,755,364

Air Freight & Logistics (0.2%)
FedEx Corp. 3.100%, 8/5/29 (x)	200,000	182,928
2.400%, 5/15/31	250,000	211,563
United Parcel Service, Inc. 4.450%, 4/1/30	200,000	195,792

		590,283

Building Products (0.1%)
Carrier Global Corp. 2.722%, 2/15/30 (x)	300,000	264,701

Commercial Services & Supplies (0.2%)
Republic Services, Inc. 2.300%, 3/1/30	225,000	194,265
Waste Management, Inc. 4.150%, 4/15/32	525,000	496,736

		691,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Ground Transportation (0.3%)
CSX Corp. 2.400%, 2/15/30	$214,000	$186,641
Norfolk Southern Corp. 3.000%, 3/15/32	280,000	241,460
Union Pacific Corp. 2.375%, 5/20/31	220,000	186,825
2.800%, 2/14/32	400,000	345,509

		960,435

Industrial Conglomerates (0.1%)
3M Co. 2.375%, 8/26/29	100,000	87,291
Honeywell International, Inc. 1.750%, 9/1/31	100,000	81,105
5.000%, 2/15/33	225,000	224,517

		392,913

Machinery (0.3%)
Cummins, Inc. 5.150%, 2/20/34	257,000	256,871
Deere & Co. 3.100%, 4/15/30	500,000	454,640
Ingersoll Rand, Inc. 5.700%, 8/14/33	320,000	328,332

		1,039,843

Trading Companies & Distributors (0.2%)
Air Lease Corp. 2.875%, 1/15/32 (x)	284,000	237,569
GATX Corp. 4.000%, 6/30/30	417,000	388,056

		625,625

Total Industrials		7,320,165

Information Technology (2.6%)
Communications Equipment (0.5%)
Cisco Systems, Inc. 4.950%, 2/26/31	1,287,000	1,288,471
5.050%, 2/26/34	322,000	322,002
Motorola Solutions, Inc. 4.600%, 5/23/29 (x)	200,000	194,717

		1,805,190

IT Services (0.1%)
IBM International Capital Pte. Ltd. 4.900%, 2/5/34 (x)	333,000	323,578

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc. 4.150%, 11/15/30	200,000	188,858
2.450%, 2/15/31§	500,000	421,735
4.300%, 11/15/32	150,000	140,584
3.419%, 4/15/33§	400,000	345,131
3.469%, 4/15/34§	582,000	495,468
Intel Corp. 2.450%, 11/15/29	100,000	87,944
3.900%, 3/25/30	175,000	164,339
4.150%, 8/5/32	200,000	187,551
5.200%, 2/10/33	500,000	499,663
Micron Technology, Inc. 6.750%, 11/1/29	100,000	106,250
5.875%, 2/9/33	329,000	336,755
QUALCOMM, Inc. 2.150%, 5/20/30	284,000	245,546
Texas Instruments, Inc. 4.900%, 3/14/33	198,000	197,861

		3,417,685

Software (0.8%)
Intuit, Inc. 5.200%, 9/15/33	329,000	331,121
Oracle Corp. 2.950%, 4/1/30	300,000	266,821
2.875%, 3/25/31	300,000	259,406
6.250%, 11/9/32	675,000	715,022
Roper Technologies, Inc. 2.950%, 9/15/29	200,000	179,779
1.750%, 2/15/31	200,000	160,882
Salesforce, Inc. 1.950%, 7/15/31	313,000	256,550
Workday, Inc. 3.800%, 4/1/32	422,000	378,730

		2,548,311

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc. 1.250%, 8/20/30	50,000	40,946
1.650%, 2/8/31	250,000	206,739
Dell International LLC 5.300%, 10/1/29	220,000	221,344
HP, Inc. 4.000%, 4/15/29	292,000	278,020

		747,049

Total Information Technology		8,841,813

Materials (0.5%)
Chemicals (0.2%)
Celanese US Holdings LLC 6.350%, 11/15/28	241,000	247,440
Dow Chemical Co. (The) 7.375%, 11/1/29	75,000	82,546
2.100%, 11/15/30	200,000	168,686

		498,672

Metals & Mining (0.3%)
ArcelorMittal SA 6.800%, 11/29/32	317,000	334,905
BHP Billiton Finance USA Ltd. 5.250%, 9/8/33	329,000	328,630
Freeport-McMoRan, Inc. 4.625%, 8/1/30	270,000	259,973
Newmont Corp. 2.250%, 10/1/30	289,000	246,091

		1,169,599

Total Materials		1,668,271

Real Estate (1.3%)
Diversified REITs (0.2%)
Simon Property Group LP (REIT) 2.450%, 9/13/29 (x)	300,000	263,458
VICI Properties LP (REIT) 5.125%, 5/15/32	279,000	265,773

		529,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT) 3.375%, 8/15/31 (x)	$200,000	$176,427
Welltower OP LLC (REIT) 2.800%, 6/1/31	400,000	341,893

		518,320

Industrial REITs (0.1%)
Prologis LP (REIT) 2.250%, 4/15/30	400,000	343,456

Office REITs (0.1%)
Boston Properties LP (REIT) 3.250%, 1/30/31 (x)	461,000	389,991

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT) 2.050%, 1/15/32	110,000	89,648

Retail REITs (0.1%)
Realty Income Corp. (REIT) 3.250%, 1/15/31	250,000	220,979
5.625%, 10/13/32	200,000	202,648

		423,627

Specialized REITs (0.7%)
American Tower Corp. (REIT) 3.800%, 8/15/29	450,000	418,341
1.875%, 10/15/30	290,000	236,104
Crown Castle, Inc. (REIT) 2.250%, 1/15/31	250,000	206,008
2.100%, 4/1/31	260,000	211,101
Equinix, Inc. (REIT) 3.200%, 11/18/29	315,000	283,312
3.900%, 4/15/32	150,000	136,768
Extra Space Storage LP (REIT) 2.350%, 3/15/32	368,000	293,779
Public Storage Operating Co. (REIT) 5.100%, 8/1/33	230,000	228,358
Weyerhaeuser Co. (REIT) 7.375%, 3/15/32	206,000	230,259

		2,244,030

Total Real Estate		4,538,303

Utilities (3.2%)
Electric Utilities (2.5%)
American Electric Power Co., Inc. 2.300%, 3/1/30	190,000	161,575
5.625%, 3/1/33	300,000	298,239
Series J 4.300%, 12/1/28	225,000	216,071
Appalachian Power Co.
Series AA 2.700%, 4/1/31	200,000	168,171
CenterPoint Energy Houston Electric LLC 5.150%, 3/1/34	260,000	258,761
Duke Energy Corp. 2.450%, 6/1/30	455,000	390,720
2.550%, 6/15/31	400,000	335,258
4.500%, 8/15/32	980,000	917,334
Duke Energy Florida LLC 5.875%, 11/15/33	242,000	251,800
Entergy Corp. 2.800%, 6/15/30	540,000	472,088
Eversource Energy
Series R 1.650%, 8/15/30	400,000	322,340
Exelon Corp. 4.050%, 4/15/30	150,000	140,754
3.350%, 3/15/32	250,000	218,539
Georgia Power Co. 4.700%, 5/15/32	400,000	387,746
Series B 2.650%, 9/15/29	200,000	178,267
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	830,000	705,919
5.050%, 2/28/33	200,000	194,401
Pacific Gas and Electric Co. 5.550%, 5/15/29 (x)	328,000	327,900
4.550%, 7/1/30	575,000	544,617
2.500%, 2/1/31	200,000	164,698
6.950%, 3/15/34	239,000	259,065
PPL Electric Utilities Corp. 4.850%, 2/15/34	395,000	384,338
Public Service Electric & Gas Co. 1.900%, 8/15/31	150,000	121,166
Southern California Edison Co. 2.250%, 6/1/30	200,000	169,095
5.950%, 11/1/32	150,000	155,174
Southern Co. (The)
Series A 3.700%, 4/30/30	285,000	263,191
Xcel Energy, Inc. 2.600%, 12/1/29	350,000	305,561

		8,312,788

Gas Utilities (0.0%)†
CenterPoint Energy Resources Corp. 5.400%, 3/1/33	100,000	99,385

Multi-Utilities (0.7%)
Ameren Corp. 3.500%, 1/15/31	250,000	224,899
Berkshire Hathaway Energy Co. 3.700%, 7/15/30	150,000	139,429
CenterPoint Energy, Inc. 2.950%, 3/1/30	200,000	176,621
Consolidated Edison Co. of New York, Inc. 2.400%, 6/15/31	390,000	329,206
Dominion Energy, Inc. 5.375%, 11/15/32 (x)	315,000	312,385
Series C 3.375%, 4/1/30	400,000	360,873
DTE Energy Co. 2.950%, 3/1/30	300,000	263,721
NiSource, Inc. 3.600%, 5/1/30 (x)	260,000	238,203
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	100,000	82,363
Sempra 3.700%, 4/1/29	239,000	223,599

		2,351,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Water Utilities (0.0%)†
American Water Capital Corp. 4.450%, 6/1/32 (x)	$189,000	$180,123

Total Utilities		10,943,595

Total Corporate Bonds		132,867,116

Total Long-Term Debt Securities (39.2%) (Cost $135,681,657)		132,867,116

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	208

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (22.4%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	700,000	700,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,496,902	2,496,902
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	72,618,954	72,633,479

Total Investment Companies		75,830,381

Total Short-Term Investments (22.4%) (Cost $75,844,075)		75,830,381

Total Investments in Securities (99.5%) (Cost $297,931,512)		336,900,888
Other Assets Less Liabilities (0.5%)		1,824,315

Net Assets (100%)		$338,725,203

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $1,262,334 or 0.4% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $3,113,691. This was collateralized by cash of $3,196,902 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
CVR	— Contingent Value Right
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	426	9/2024	USD	49,910,160	299,438
Russell 2000 E-Mini Index	71	9/2024	USD	7,330,750	89,413
S&P 500 E-Mini Index	29	9/2024	USD	8,006,175	26,772
S&P Midcap 400 E-Mini Index	26	9/2024	USD	7,691,060	72,880

					488,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,401,800	$—	$—	$12,401,800
Consumer Discretionary	12,594,413	—	—	12,594,413
Consumer Staples	7,203,831	—	—	7,203,831
Energy	4,802,854	—	—	4,802,854
Financials	16,475,902	—	—	16,475,902
Health Care	15,145,097	—	—	15,145,097
Industrials	10,526,935	—	—	10,526,935
Information Technology	41,399,654	—	—	41,399,654
Materials	2,825,332	—	—	2,825,332
Real Estate	2,178,937	—	—	2,178,937
Utilities	2,648,428	—	—	2,648,428
Corporate Bonds
Communication Services	—	11,874,152	—	11,874,152
Consumer Discretionary	—	6,502,447	—	6,502,447
Consumer Staples	—	9,039,821	—	9,039,821
Energy	—	11,473,967	—	11,473,967
Financials	—	45,550,644	—	45,550,644
Health Care	—	15,113,938	—	15,113,938
Industrials	—	7,320,165	—	7,320,165
Information Technology	—	8,841,813	—	8,841,813
Materials	—	1,668,271	—	1,668,271
Real Estate	—	4,538,303	—	4,538,303
Utilities	—	10,943,595	—	10,943,595
Futures	488,503	—	—	488,503
Rights
Health Care	—	208	—	208
Short-Term Investments
Investment Companies	75,830,381	—	—	75,830,381

Total Assets	$204,522,067	$132,867,324	$—	$337,389,391

Total Liabilities	$—	$—	$—	$—

Total	$204,522,067	$132,867,324	$—	$337,389,391

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$488,503	*

Total		$488,503

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,291,000	$4,291,000

Total	$4,291,000	$4,291,000

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,111,774)	$(2,111,774)

Total	$(2,111,774)	$(2,111,774)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$69,319,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$31,218,587
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,524,594

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,020,322
Aggregate gross unrealized depreciation	(7,231,953)

Net unrealized appreciation	$36,788,369

Federal income tax cost of investments in securities and derivative instruments, if applicable	$300,601,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $297,931,512)	$336,900,888
Cash	580,308
Cash held as collateral at broker for futures	2,819,000
Dividends, interest and other receivables	1,984,308
Receivable for Portfolio shares sold	95,899
Due from broker for futures variation margin	58,871
Securities lending income receivable	3,260
Other assets	8,285

Total assets	342,450,819

LIABILITIES
Payable for return of collateral on securities loaned	3,196,902
Investment management fees payable	193,140
Payable for Portfolio shares repurchased	160,231
Distribution fees payable – Class IB	68,944
Administrative fees payable	34,833
Accrued expenses	71,566

Total liabilities	3,725,616

Commitments and contingent liabilities^
NET ASSETS	$338,725,203

Net assets were comprised of:
Paid in capital	$307,943,064
Total distributable earnings (loss)	30,782,139

Net assets	$338,725,203

Class IB
Net asset value, offering and redemption price per share, $338,725,203 / 29,059,752 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.66

(x)	Includes value of securities on loan of $3,113,691.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$3,172,156
Dividends (net of $331 foreign withholding tax)	2,706,598
Securities lending (net)	15,965

Total income	5,894,719

EXPENSES
Investment management fees	1,272,535
Distribution fees – Class IB	397,668
Administrative fees	201,378
Professional fees	35,684
Printing and mailing expenses	19,288
Custodian fees	9,990
Trustees’ fees	5,163
Miscellaneous	12,508

Gross expenses	1,954,214
Less: Waiver from investment manager	(168,651)

Net expenses	1,785,563

NET INVESTMENT INCOME (LOSS)	4,109,156

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	102,140
Futures contracts	4,291,000

Net realized gain (loss)	4,393,140

Change in unrealized appreciation (depreciation) on:
Investments in securities	13,452,939
Futures contracts	(2,111,774)

Net change in unrealized appreciation (depreciation)	11,341,165

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,734,305

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,843,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,109,156	$6,631,039
Net realized gain (loss)	4,393,140	1,688,090
Net change in unrealized appreciation (depreciation)	11,341,165	29,866,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,843,461	38,185,238

Distributions to shareholders:
Class IB	—	(6,649,691)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,280,205 and 4,882,788 shares, respectively ]	25,734,593	50,675,222
Capital shares issued in reinvestment of dividends [ 0 and 612,996 shares, respectively ]	—	6,649,691
Capital shares repurchased [ (912,176) and (1,264,070) shares, respectively ]	(10,252,809)	(13,116,253)

Total Class IB transactions	15,481,784	44,208,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,481,784	44,208,660

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,325,245	75,744,207
NET ASSETS:
Beginning of period	303,399,958	227,655,751

End of period	$338,725,203	$303,399,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,								February 1, 2019* to December 31, 2019
Class IB			2023		2022		2021		2020
Net asset value, beginning of period	$10.96		$9.70		$11.61		$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.26		0.13		0.03		0.07		0.13
Net realized and unrealized gain (loss)	0.56		1.25		(1.96)		1.11		0.92		1.24

Total from investment operations	0.70		1.51		(1.83)		1.14		0.99		1.37

Less distributions:
Dividends from net investment income	—		(0.25)		(0.06)		(0.03)		(0.06)		(0.09)
Distributions from net realized gains	—		—		(0.02)		(0.93)		(0.49)		(0.29)

Total dividends and distributions	—		(0.25)		(0.08)		(0.96)		(0.55)		(0.38)

Net asset value, end of period	$11.66		$10.96		$9.70		$11.61		$11.43		$10.99

Total return (b)	6.39%		15.57%		(15.73)%		10.13%		9.14%		13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338,725		$303,400		$227,656		$100,635		$61,623		$30,019
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.17	%(o)	1.17	%(o)	1.15	%(o)
Before waivers (a)(f)	1.23%		1.23%		1.27%		1.29%		1.38%		1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.58%		2.54%		1.25%		0.25%		0.67%		1.34	%(l)
Before waivers (a)(f)	2.48%		2.43%		1.14%		0.14%		0.46%		0.85	%(l)
Portfolio turnover rate^	8	%(z)	12%		123%		42%		57%		114	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Entertainment (2.1%)
Liberty Media Corp.-Liberty Formula One, Class A*	48,389	$3,108,025
Liberty Media Corp.-Liberty Formula One, Class C*	373,815	26,854,870

		29,962,895

Interactive Media & Services (0.4%)
Ziff Davis, Inc.*	91,918	5,060,086

Total Communication Services		35,022,981

Consumer Discretionary (6.2%)
Hotels, Restaurants & Leisure (2.5%)
Aramark	573,509	19,510,776
DoorDash, Inc., Class A*	80,031	8,705,772
Empire Resorts, Inc. (r)*	111	—
Entain plc	842,384	6,708,603

		34,925,151

Specialty Retail (2.7%)
Burlington Stores, Inc.*	53,063	12,735,120
CarMax, Inc.*	256,036	18,777,680
Wayfair, Inc., Class A (x)*	127,335	6,714,375

		38,227,175

Textiles, Apparel & Luxury Goods (1.0%)
Gildan Activewear, Inc.	385,730	14,626,882

Total Consumer Discretionary		87,779,208

Consumer Staples (0.6%)
Consumer Staples Distribution & Retail (0.6%)
Dollar Tree, Inc.*	86,768	9,264,220

Total Consumer Staples		9,264,220

Financials (12.7%)
Capital Markets (3.0%)
Cboe Global Markets, Inc.	44,181	7,513,421
Charles Schwab Corp. (The)	186,922	13,774,282
LPL Financial Holdings, Inc.	76,437	21,348,854

		42,636,557

Financial Services (4.0%)
Fidelity National Information Services, Inc.	167,440	12,618,278
Global Payments, Inc.	90,763	8,776,782
WEX, Inc.*	197,639	35,009,773

		56,404,833

Insurance (5.7%)
Intact Financial Corp.	240,584	40,097,627
Ryan Specialty Holdings, Inc., Class A (x)	162,241	9,395,376
W R Berkley Corp.	378,849	29,769,954

		79,262,957

Total Financials		178,304,347

Health Care (17.5%)
Biotechnology (2.9%)
Argenx SE (ADR)*	25,707	11,055,038
Ascendis Pharma A/S (ADR)*	68,944	9,402,583
Sarepta Therapeutics, Inc.*	65,835	10,401,930
Vaxcyte, Inc.*	124,943	9,434,446

		40,293,997

Health Care Equipment & Supplies (9.5%)
Boston Scientific Corp.*	697,493	53,713,936
Cooper Cos., Inc. (The)	134,655	11,755,382
Dentsply Sirona, Inc.	330,441	8,231,285
ICU Medical, Inc.*	96,183	11,421,731
STERIS plc	50,670	11,124,092
Teleflex, Inc.	178,581	37,560,942

		133,807,368

Life Sciences Tools & Services (4.7%)
Avantor, Inc.*	751,102	15,923,362
Illumina, Inc.*	53,880	5,623,994
Revvity, Inc.	297,792	31,226,469
Waters Corp.*	46,462	13,479,556

		66,253,381

Pharmaceuticals (0.4%)
Catalent, Inc.*	109,192	6,139,866

Total Health Care		246,494,612

Industrials (27.0%)
Aerospace & Defense (1.5%)
L3Harris Technologies, Inc.	95,137	21,365,867

Commercial Services & Supplies (5.2%)
Cimpress plc*	123,833	10,849,009
Clean Harbors, Inc.*	61,641	13,940,112
RB Global, Inc.	200,025	15,273,909
Rentokil Initial plc	888,503	5,179,999
Rentokil Initial plc (ADR) (x)	440,977	13,074,968
Veralto Corp.	152,824	14,590,107

		72,908,104

Construction & Engineering (0.8%)
API Group Corp.*	311,298	11,714,144

Electrical Equipment (1.9%)
Sensata Technologies Holding plc	693,398	25,926,151

Ground Transportation (3.3%)
JB Hunt Transport Services, Inc.	177,770	28,443,200
TFI International, Inc. (x)	127,264	18,473,642

		46,916,842

Machinery (4.5%)
Fortive Corp.	280,615	20,793,571
Ingersoll Rand, Inc.	207,771	18,873,918
Westinghouse Air Brake Technologies Corp.	149,461	23,622,311

		63,289,800

Passenger Airlines (1.3%)
Ryanair Holdings plc (ADR)	157,222	18,306,930

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (6.5%)
Broadridge Financial Solutions, Inc.	132,935	$26,188,195
Dayforce, Inc.*	260,118	12,901,853
SS&C Technologies Holdings, Inc.	608,759	38,150,927
TransUnion	142,197	10,545,329
UL Solutions, Inc., Class A	70,509	2,974,775

		90,761,079

Trading Companies & Distributors (2.0%)
Ferguson plc	147,220	28,509,153

Total Industrials		379,698,070

Information Technology (25.4%)
Electronic Equipment, Instruments & Components (5.0%)
Flex Ltd.*	1,114,133	32,855,782
TE Connectivity Ltd.	63,831	9,602,098
Teledyne Technologies, Inc.*	71,388	27,697,116

		70,154,996

IT Services (6.1%)
Amdocs Ltd.	351,622	27,750,008
GoDaddy, Inc., Class A*	416,087	58,131,515

		85,881,523

Semiconductors & Semiconductor Equipment (7.6%)
KLA Corp.	20,801	17,150,632
Lam Research Corp.	8,802	9,372,810
Microchip Technology, Inc.	163,206	14,933,349
NXP Semiconductors NV	134,877	36,294,052
ON Semiconductor Corp.*	418,300	28,674,465

		106,425,308

Software (6.7%)
AppLovin Corp., Class A*	87,672	7,296,064
Constellation Software, Inc.	25,243	72,734,824
Dynatrace, Inc.*	101,759	4,552,698
Nice Ltd. (ADR)*	26,141	4,495,468
Topicus.com, Inc.	65,898	5,635,807

		94,714,861

Total Information Technology		357,176,688

Materials (1.3%)
Chemicals (1.3%)
Corteva, Inc.	333,839	18,007,276

Total Materials		18,007,276

Real Estate (1.4%)
Specialized REITs (1.4%)
Lamar Advertising Co. (REIT), Class A	160,670	19,204,885

Total Real Estate		19,204,885

Utilities (4.1%)
Electric Utilities (1.8%)
Alliant Energy Corp.	516,993	26,314,944

Multi-Utilities (2.3%)
Ameren Corp.	234,028	16,641,731
DTE Energy Co.	139,927	15,533,296

		32,175,027

Total Utilities		58,489,971

Total Common Stocks (98.7%) (Cost $975,015,331)		1,389,442,258

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	26,414	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	5,300,000	5,300,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	18,087,893	18,087,893
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	4,000,000	4,000,000

Total Investment Companies		29,387,893

Total Short-Term Investments (2.1%) (Cost $29,387,893)		29,387,893

Total Investments in Securities (100.8%) (Cost $1,004,403,224)		1,418,830,151
Other Assets Less Liabilities (-0.8%)		(10,799,127)

Net Assets (100%)		$1,408,031,024

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $30,499,297. This was collateralized by $1,759,430 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.625%, maturing 9/30/25 – 2/15/53 and by cash of $29,387,893 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Canada	11.4%
China	2.6
Denmark	0.7
Ireland	0.8
Israel	0.3
Italy	1.3
Netherlands	1.2
United Kingdom	1.8
United States	80.7
Cash and Other	(0.8)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$35,022,981	$—	$—		$35,022,981
Consumer Discretionary	81,070,605	6,708,603	—	(a)	87,779,208
Consumer Staples	9,264,220	—	—		9,264,220
Financials	178,304,347	—	—		178,304,347
Health Care	246,494,612	—	—		246,494,612
Industrials	374,518,071	5,179,999	—		379,698,070
Information Technology	357,176,688	—	—		357,176,688
Materials	18,007,276	—	—		18,007,276
Real Estate	19,204,885	—	—		19,204,885
Utilities	58,489,971	—	—		58,489,971
Short-Term Investments
Investment Companies	29,387,893	—	—		29,387,893
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,406,941,549	$11,888,602	$—		$1,418,830,151

Total Liabilities	$—	$—	$—		$—

Total	$1,406,941,549	$11,888,602	$—		$1,418,830,151

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,400,282
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$142,532,591

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$500,376,109
Aggregate gross unrealized depreciation	(86,337,042)

Net unrealized appreciation	$414,039,067

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,004,791,084

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,004,403,224)	$1,418,830,151
Cash	22,541,913
Foreign cash (Cost $2,843)	2,841
Dividends, interest and other receivables	788,989
Receivable for securities sold	562,483
Receivable for Portfolio shares sold	212,733
Due from Custodian	141,633
Securities lending income receivable	4,110
Other assets	16,351

Total assets	1,443,101,204

LIABILITIES
Payable for return of collateral on securities loaned	29,387,893
Payable for securities purchased	3,884,540
Investment management fees payable	783,073
Payable for Portfolio shares repurchased	544,904
Distribution fees payable – Class IB	254,637
Administrative fees payable	106,333
Accrued expenses	108,800

Total liabilities	35,070,180

Commitments and contingent liabilities^
NET ASSETS	$1,408,031,024

Net assets were comprised of:
Paid in capital	$923,100,880
Total distributable earnings (loss)	484,930,144

Net assets	$1,408,031,024

Class IB
Net asset value, offering and redemption price per share, $1,239,556,464 / 58,986,736 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.01

Class K
Net asset value, offering and redemption price per share, $168,474,560 / 7,552,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.31

(x)	Includes value of securities on loan of $30,499,297.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $184,938 foreign withholding tax)	$6,462,880
Interest	543,913
Securities lending (net)	13,594

Total income	7,020,387

EXPENSES
Investment management fees	4,796,202
Distribution fees – Class IB (a)	1,413,953
Administrative fees	654,757
Distribution fees – Class IA (a)	144,703
Printing and mailing expenses	74,212
Custodian fees	52,711
Professional fees	51,721
Trustees’ fees	23,468
Recoupment fees	6,650
Miscellaneous	11,061

Gross expenses	7,229,438
Less: Waiver from investment manager	(6,650)
Net expenses	7,222,788

NET INVESTMENT INCOME (LOSS)	(202,401)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	62,319,947
Foreign currency transactions	(2,629)

Net realized gain (loss)	62,317,318

Change in unrealized appreciation (depreciation) on:
Investments in securities	9,818,790
Foreign currency translations	(251)

Net change in unrealized appreciation (depreciation)	9,818,539

NET REALIZED AND UNREALIZED GAIN (LOSS)	72,135,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,933,456

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(202,401)	$(8,945)
Net realized gain (loss)	62,317,318	71,191,435
Net change in unrealized appreciation (depreciation)	9,818,539	140,447,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,933,456	211,630,479

Distributions to shareholders:
Class IA	—	(8,001,342)
Class IB	—	(74,685,173)
Class K	—	(11,449,042)

Total distributions to shareholders	—	(94,135,557)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 66,129 and 163,864 shares, respectively ]	1,400,239	3,310,365
Capital shares issued in reinvestment of dividends and distributions [ 0 and 403,169 shares, respectively ]	—	8,001,342
Capital shares repurchased in connection with share class combination (Note 1) [ (5,544,844) and 0 shares, respectively ]	(118,878,262)	—
Capital shares repurchased [ (439,762) and (721,518) shares, respectively ]	(9,382,317)	(14,494,124)

Total Class IA transactions	(126,860,340)	(3,182,417)

Class IB
Capital shares sold [ 1,082,870 and 2,196,088 shares, respectively ]	22,548,497	43,203,222
Capital shares issued in connection with share class combination (Note 1) [ 5,673,026 and 0 shares, respectively ]	118,878,262	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,848,542 shares, respectively ]	—	74,685,173
Capital shares repurchased [ (3,137,070) and (5,624,118) shares, respectively ]	(65,396,570)	(110,683,752)

Total Class IB transactions	76,030,189	7,204,643

Class K
Capital shares sold [ 54,176 and 192,598 shares, respectively ]	1,189,498	4,051,676
Capital shares issued in reinvestment of dividends and distributions [ 0 and 556,479 shares, respectively ]	—	11,449,042
Capital shares repurchased [ (645,770) and (1,187,989) shares, respectively ]	(14,145,268)	(24,872,666)

Total Class K transactions	(12,955,770)	(9,371,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(63,785,921)	(5,349,722)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,147,535	112,145,200
NET ASSETS:
Beginning of period	1,399,883,489	1,287,738,289

End of period	$1,408,031,024	$1,399,883,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.98		$18.34	$23.58	$22.55	$21.10	$16.47

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.01)	(0.03)	(0.09)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.04		3.07	(3.86)	3.79	3.88	5.99

Total from investment operations	1.03		3.06	(3.89)	3.70	3.85	5.98

Less distributions:
Dividends from net investment income	—		(0.01)	—	(0.02)	—	—	#
Distributions from net realized gains	—		(1.41)	(1.35)	(2.65)	(2.40)	(1.35)

Total dividends and distributions	—		(1.42)	(1.35)	(2.67)	(2.40)	(1.35)

Net asset value, end of period	$21.01		$19.98	$18.34	$23.58	$22.55	$21.10

Total return (b)	5.16%		17.01%	(16.57)%	16.83%	18.81%	36.49	%(cc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,239,556		$1,106,355	$1,007,762	$1,291,116	$1,192,164	$963,278
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.04%	1.05%	1.05%
Before waivers (a)(f)	1.05%		1.05%	1.05%	1.04%	1.06%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%		(0.03)%	(0.13)%	(0.35)%	(0.17)%	(0.04)%
Before waivers (a)(f)	(0.06)%		(0.03)%	(0.13)%	(0.35)%	(0.17)%	(0.06)%
Portfolio turnover rate^	6	%(z)	14%	19%	18%	40%	10%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$21.18		$19.36	$24.75	$23.53	$21.87	$17.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	†	0.05 †	0.03 †	(0.03)	0.01 †	0.04
Net realized and unrealized gain (loss)	1.11		3.24	(4.07)	3.98	4.05	6.20

Total from investment operations	1.13		3.29	(4.04)	3.95	4.06	6.24

Less distributions:
Dividends from net investment income	—		(0.06)	—	(0.08)	—	(0.05)
Distributions from net realized gains	—		(1.41)	(1.35)	(2.65)	(2.40)	(1.35)

Total dividends and distributions	—		(1.47)	(1.35)	(2.73)	(2.40)	(1.40)

Net asset value, end of period	$22.31		$21.18	$19.36	$24.75	$23.53	$21.87

Total return (b)	5.34%		17.30%	(16.39)%	17.17%	19.11%	36.82	%(cc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,475		$172,532	$166,197	$183,383	$194,652	$47,603
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.79%	0.80%	0.80%
Before waivers (a)(f)	0.80%		0.80%	0.80%	0.79%	0.81%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.19%		0.22%	0.13%	(0.11)%	0.06%	0.20%
Before waivers (a)(f)	0.19%		0.22%	0.13%	(0.11)%	0.06%	0.19%
Portfolio turnover rate^	6	%(z)	14%	19%	18%	40%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 36.29% for Class IB and 36.63% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.6%)
Vanguard S&P 500 ETF	247,864	$123,964,222

Fixed Income (34.8%)
iShares 1-3 Year Treasury Bond ETF	1,211,302	98,902,808
iShares 3-7 Year Treasury Bond ETF	771,082	89,036,839
iShares 7-10 Year Treasury Bond ETF	307,291	28,777,802
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	28,639,186

Total Fixed Income		245,356,635

Total Exchange Traded Funds (52.4%) (Cost $338,057,341)		369,320,857

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (2.7%)
U.S. Treasury Notes 4.125%, 1/31/25#	$19,095,200	18,961,509

Total Long-Term Debt Securities (2.7%) (Cost $18,994,196)		18,961,509

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (33.6%)
FFCB 4.77%, 7/10/24 (o)(p)	25,000,000	24,966,950
4.81%, 7/11/24 (o)(p)	40,000,000	39,941,244
5.02%, 7/19/24 (o)(p)	15,000,000	14,960,355
5.15%, 8/5/24 (o)(p)	12,500,000	12,435,967
FHLB 15.88%, 7/1/24 (o)(p)	19,907,000	19,898,225
3.53%, 7/3/24 (o)(p)	10,000,000	9,997,061
4.23%, 7/5/24 (o)(p)	5,000,000	4,997,061
5.13%, 8/2/24 (o)(p)	10,000,000	9,953,156
FHLMC 2.64%, 7/2/24 (o)(p)	25,000,000	24,996,328
4.63%, 7/8/24 (o)(p)	25,000,000	24,974,290
FNMA 15.76%, 7/1/24 (o)(p)	25,000,000	24,989,063
4.60%, 7/8/24 (o)(p)	25,000,000	24,974,485

Total U.S. Government Agency Securities		237,084,185

U.S. Treasury Obligations (11.3%)
U.S. Treasury Bills 2.61%, 7/2/24 (p)	20,000,000	19,997,100
4.66%, 7/9/24 (p)	20,000,000	19,976,752
4.95%, 7/16/24 (p)	20,000,000	19,956,116
5.04%, 7/23/24 (p)	20,000,000	19,935,766

Total U.S. Treasury Obligations		79,865,734

Total Short-Term Investments (44.9%) (Cost $316,971,406)		316,949,919

Total Investments in Securities (100.0%) (Cost $674,022,943)		705,232,285
Other Assets Less Liabilities (0.0%)†		(7,187)

Net Assets (100%)		$705,225,098

†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $18,857,244.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2024.
(p)	Yield to maturity.

Glossary:

EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,304	9/2024	EUR	68,792,517	167,559
FTSE 100 Index	302	9/2024	GBP	31,349,984	148,978
Russell 2000 E-Mini Index	727	9/2024	USD	75,062,750	1,286,002
S&P 500 E-Mini Index	452	9/2024	USD	124,785,900	427,307
TOPIX Index	195	9/2024	JPY	34,063,490	407,485

					2,437,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$369,320,857	$—	$—	$369,320,857
Futures	2,437,331	—	—	2,437,331
Short-Term Investments
U.S. Government Agency Securities	—	237,084,185	—	237,084,185
U.S. Treasury Obligations	—	79,865,734	—	79,865,734
U.S. Treasury Obligation	—	18,961,509	—	18,961,509

Total Assets	$371,758,188	$335,911,428	$—	$707,669,616

Total Liabilities	$—	$—	$—	$—

Total	$371,758,188	$335,911,428	$—	$707,669,616

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,437,331	*

Total		$2,437,331

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,034)	$(1,034)
Equity contracts	30,753,396	—	30,753,396

Total	$30,753,396	$(1,034)	$30,752,362

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(6,594,225)	$(6,594,225)

Total	$(6,594,225)	$(6,594,225)

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$311,063,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$107,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,460,362
Long-term U.S. government debt securities	228,736

$49,689,098

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,628,593

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,091,287
Aggregate gross unrealized depreciation	(9,814,785)

Net unrealized appreciation	$24,276,502

Federal income tax cost of investments in securities and derivative instruments, if applicable	$683,393,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $674,022,943)	$705,232,285
Dividends, interest and other receivables	770,986
Receivable for Portfolio shares sold	459,338
Due from broker for futures variation margin	298,609
Other assets	8,351

Total assets	706,769,569

LIABILITIES
Overdraft payable	767,968
Investment management fees payable	395,382
Distribution fees payable – Class IB	143,024
Payable for Portfolio shares repurchased	99,810
Administrative fees payable	72,262
Accrued expenses	66,025

Total liabilities	1,544,471

Commitments and contingent liabilities^
NET ASSETS	$705,225,098

Net assets were comprised of:
Paid in capital	$641,154,084
Total distributable earnings (loss)	64,071,014

Net assets	$705,225,098

Class IB
Net asset value, offering and redemption price per share, $705,225,098 / 58,889,546 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.98

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$8,285,316
Dividends	4,098,315

Total income	12,383,631

EXPENSES
Investment management fees	2,598,392
Distribution fees – Class IB	811,998
Administrative fees	411,145
Professional fees	40,695
Printing and mailing expenses	33,554
Custodian fees	12,969
Trustees’ fees	10,434
Miscellaneous	12,387

Gross expenses	3,931,574
Less: Waiver from investment manager	(368,901)

Net expenses	3,562,673

NET INVESTMENT INCOME (LOSS)	8,820,958

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	168,477
Futures contracts	30,753,396
Forward foreign currency contracts	(1,034)
Foreign currency transactions	(15,259)

Net realized gain (loss)	30,905,580

Change in unrealized appreciation (depreciation) on:
Investments in securities	12,397,646
Futures contracts	(6,594,225)
Foreign currency translations	(53,573)

Net change in unrealized appreciation (depreciation)	5,749,848

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,655,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,476,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,820,958	$13,037,521
Net realized gain (loss)	30,905,580	17,291,102
Net change in unrealized appreciation (depreciation)	5,749,848	36,592,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,476,386	66,920,678

Distributions to shareholders:
Class IB	—	(12,884,324)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,791,923 and 11,768,796 shares, respectively ]	78,754,536	125,934,817
Capital shares issued in reinvestment of dividends [ 0 and 1,162,326 shares, respectively ]	—	12,884,324
Capital shares repurchased [ (1,727,734) and (2,403,808) shares, respectively ]	(19,956,327)	(25,799,960)

Total Class IB transactions	58,798,209	113,019,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	58,798,209	113,019,181

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,274,595	167,055,535
NET ASSETS:
Beginning of period	600,950,503	433,894,968

End of period	$705,225,098	$600,950,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$11.16		$10.02		$11.67		$11.57		$10.85		$9.60

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.27		0.04		(0.09)		(0.04)		0.10
Net realized and unrealized gain (loss)	0.66		1.12		(1.62)		1.54		0.97		1.43

Total from investment operations	0.82		1.39		(1.58)		1.45		0.93		1.53

Less distributions:
Dividends from net investment income	—		(0.25)		(0.04)		—		—	#	(0.08)
Distributions from net realized gains	—		—		(0.03)		(1.35)		(0.21)		(0.20)

Total dividends and distributions	—		(0.25)		(0.07)		(1.35)		(0.21)		(0.28)

Net asset value, end of period	$11.98		$11.16		$10.02		$11.67		$11.57		$10.85

Total return (b)	7.35%		13.86%		(13.50)%		12.77%		8.76%		15.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$705,225		$600,951		$433,895		$341,188		$239,731		$165,453
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.14	%(k)	1.15	%(o)	1.16	%(o)	1.15	%(o)
Before waivers (a)(f)	1.21%		1.21%		1.21%		1.21%		1.23%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	2.71%		2.57%		0.42%		(0.74)%		(0.40)%		0.92%
Before waivers (a)(f)(x)	2.60%		2.45%		0.35%		(0.79)%		(0.47)%		0.82%
Portfolio turnover rate^	2	%(z)	11%		75%		7%		50%		14%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.0%)
Entertainment (3.9%)
Netflix, Inc.*	120,068	$81,031,492
Spotify Technology SA*	73,316	23,005,827

		104,037,319

Interactive Media & Services (10.7%)
Alphabet, Inc., Class C	733,961	134,623,127
Meta Platforms, Inc., Class A	303,582	153,072,116

		287,695,243

Media (0.4%)
Trade Desk, Inc. (The), Class A*	100,681	9,833,513

Total Communication Services		401,566,075

Consumer Discretionary (15.4%)
Automobiles (1.7%)
Tesla, Inc.*	231,433	45,795,962

Broadline Retail (7.9%)
Amazon.com, Inc.*	969,582	187,371,722
MercadoLibre, Inc.*	14,880	24,453,792

		211,825,514

Hotels, Restaurants & Leisure (4.0%)
Airbnb, Inc., Class A*	37,658	5,710,082
Booking Holdings, Inc.	5,838	23,127,237
Chipotle Mexican Grill, Inc.*	503,250	31,528,612
DoorDash, Inc., Class A*	166,887	18,153,968
Marriott International, Inc., Class A	77,954	18,846,939
Starbucks Corp.	110,347	8,590,514

		105,957,352

Household Durables (1.1%)
DR Horton, Inc.	207,026	29,176,174

Specialty Retail (0.7%)
AutoZone, Inc.*	6,544	19,397,070

Total Consumer Discretionary		412,152,072

Consumer Staples (0.9%)
Beverages (0.9%)
Celsius Holdings, Inc.*	335,663	19,163,001
Monster Beverage Corp.*	66,534	3,323,373

Total Consumer Staples		22,486,374

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Cheniere Energy, Inc.	23,037	4,027,559
ConocoPhillips	103,158	11,799,212

Total Energy		15,826,771

Financials (3.7%)
Capital Markets (1.3%)
Blackstone, Inc.	107,410	13,297,358
KKR & Co., Inc.	202,014	21,259,954

		34,557,312

Financial Services (2.4%)
Block, Inc., Class A*	75,597	4,875,250
Mastercard, Inc., Class A	133,248	58,783,688

		63,658,938

Total Financials		98,216,250

Health Care (10.7%)
Biotechnology (1.9%)
Regeneron Pharmaceuticals, Inc.*	47,507	49,931,282

Health Care Equipment & Supplies (1.9%)
Edwards Lifesciences Corp.*	93,404	8,627,728
Intuitive Surgical, Inc.*	93,497	41,592,140

		50,219,868

Health Care Providers & Services (1.2%)
McKesson Corp.	55,315	32,306,173

Life Sciences Tools & Services (0.0%)†
Thermo Fisher Scientific, Inc.	2,050	1,133,650

Pharmaceuticals (5.7%)
Eli Lilly and Co.	168,942	152,956,708

Total Health Care		286,547,681

Industrials (7.4%)
Aerospace & Defense (1.4%)
TransDigm Group, Inc.	28,547	36,471,933

Building Products (1.1%)
Trane Technologies plc	90,921	29,906,645

Construction & Engineering (0.6%)
Quanta Services, Inc.	64,181	16,307,750

Electrical Equipment (2.2%)
Eaton Corp. plc	145,308	45,561,323
Vertiv Holdings Co., Class A	172,421	14,926,486

		60,487,809

Ground Transportation (1.5%)
Uber Technologies, Inc.*	552,266	40,138,693

Trading Companies & Distributors (0.6%)
WW Grainger, Inc.	17,350	15,653,864

Total Industrials		198,966,694

Information Technology (43.8%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	92,163	32,301,288

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	370,180	24,939,026
Jabil, Inc.	59,916	6,518,262

		31,457,288

IT Services (0.7%)
MongoDB, Inc.*	13,670	3,416,953
Shopify, Inc., Class A*	244,129	16,124,720

		19,541,673

Semiconductors & Semiconductor Equipment (18.2%)
Advanced Micro Devices, Inc.*	314,384	50,996,229
ASML Holding NV (Registered) (ADR)	9,609	9,827,413

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Broadcom, Inc.	59,680	$95,818,030
Lam Research Corp.	32,588	34,701,332
NVIDIA Corp.	2,142,970	264,742,514
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	174,550	30,338,535

		486,424,053

Software (17.8%)
Adobe, Inc.*	5,077	2,820,477
Fair Isaac Corp.*	9,744	14,505,503
HubSpot, Inc.*	23,142	13,648,920
Intuit, Inc.	39,433	25,915,762
Microsoft Corp.	642,404	287,122,468
Oracle Corp.	352,451	49,766,081
Palo Alto Networks, Inc.*	42,409	14,377,075
Salesforce, Inc.	24,399	6,272,983
ServiceNow, Inc.*	36,453	28,676,482
Synopsys, Inc.*	55,024	32,742,581

		475,848,332

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	604,824	127,388,031

Total Information Technology		1,172,960,665

Materials (0.4%)
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	211,336	10,270,930

Total Materials		10,270,930

Total Investments in Securities (97.9%) (Cost $1,263,977,663)		2,618,993,512
Other Assets Less Liabilities (2.1%)		57,206,643

Net Assets (100%)		$2,676,200,155

*	Non-income producing.
†	Percent shown is less than 0.05%.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$401,566,075	$—	$—	$401,566,075
Consumer Discretionary	412,152,072	—	—	412,152,072
Consumer Staples	22,486,374	—	—	22,486,374
Energy	15,826,771	—	—	15,826,771
Financials	98,216,250	—	—	98,216,250
Health Care	286,547,681	—	—	286,547,681
Industrials	198,966,694	—	—	198,966,694
Information Technology	1,172,960,665	—	—	1,172,960,665
Materials	10,270,930	—	—	10,270,930

Total Assets	$2,618,993,512	$—	$—	$2,618,993,512

Total Liabilities	$—	$—	$—	$—

Total	$2,618,993,512	$—	$—	$2,618,993,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$320,356,949
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$447,273,503

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,370,615,602
Aggregate gross unrealized depreciation	(16,898,760)

Net unrealized appreciation	$1,353,716,842

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,265,276,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,263,977,663)	$2,618,993,512
Cash	67,740,881
Receivable for securities sold	18,256,475
Receivable for Portfolio shares sold	354,450
Dividends, interest and other receivables	241,571
Other assets	28,423

Total assets	2,705,615,312

LIABILITIES
Payable for securities purchased	25,968,980
Payable for Portfolio shares repurchased	1,351,803
Investment management fees payable	1,297,076
Distribution fees payable – Class IB	483,008
Administrative fees payable	199,364
Accrued expenses	114,926

Total liabilities	29,415,157

Commitments and contingent liabilities^
NET ASSETS	$2,676,200,155

Net assets were comprised of:
Paid in capital	$1,293,200,296
Total distributable earnings (loss)	1,382,999,859

Net assets	$2,676,200,155

Class IB
Net asset value, offering and redemption price per share, $2,394,655,371 / 34,327,772 shares outstanding (unlimited amount authorized: $0.01 par value)	$69.76

Class K
Net asset value, offering and redemption price per share, $281,544,784 / 3,792,974 shares outstanding (unlimited amount authorized: $0.01 par value)	$74.23

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $43,559 foreign withholding tax)	$5,686,869
Interest	1,560,192

Total income	7,247,061

EXPENSES
Investment management fees	8,782,195
Distribution fees – Class IB (a)	2,466,912
Administrative fees	1,150,859
Distribution fees – Class IA (a)	280,673
Printing and mailing expenses	122,853
Professional fees	68,929
Trustees’ fees	40,285
Custodian fees	39,815
Miscellaneous	19,965

Gross expenses	12,972,486
Less: Waiver from investment manager	(1,359,151)

Net expenses	11,613,335

NET INVESTMENT INCOME (LOSS)	(4,366,274)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	34,851,827

Change in unrealized appreciation (depreciation) on:
Investments in securities	507,870,516
Foreign currency translations	(109)

Net change in unrealized appreciation (depreciation)	507,870,407

NET REALIZED AND UNREALIZED GAIN (LOSS)	542,722,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$538,355,960

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,366,274)	$(5,972,090)
Net realized gain (loss)	34,851,827	378,680,380
Net change in unrealized appreciation (depreciation)	507,870,407	363,017,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	538,355,960	735,725,651

Distributions to shareholders:
Class IA	—	(28,999,627)
Class IB	—	(238,367,014)
Class K	—	(36,093,853)

Total distributions to shareholders	—	(303,460,494)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 155,552 and 163,636 shares, respectively ]	10,048,883	9,102,292
Capital shares issued in reinvestment of dividends and distributions [ 0 and 515,804 shares, respectively ]	—	28,999,627
Capital shares repurchased in connection with share class combination (Note 1) [ (3,579,821) and 0 shares, respectively ]	(254,208,522)	—
Capital shares repurchased [ (381,442) and (668,899) shares, respectively ]	(24,486,984)	(37,911,294)

Total Class IA transactions	(268,646,623)	190,625

Class IB
Capital shares sold [ 828,644 and 1,868,219 shares, respectively ]	52,652,319	101,422,090
Capital shares issued in connection with share class combination (Note 1) [ 3,644,095 and 0 shares, respectively ]	254,208,522	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,315,855 shares, respectively ]	—	238,367,014
Capital shares repurchased [ (1,551,644) and (2,415,673) shares, respectively ]	(98,609,442)	(135,937,660)

Total Class IB transactions	208,251,399	203,851,444

Class K
Capital shares sold [ 56,115 and 255,012 shares, respectively ]	3,727,679	15,230,221
Capital shares issued in reinvestment of dividends and distributions [ 0 and 614,998 shares, respectively ]	—	36,093,853
Capital shares repurchased [ (965,999) and (524,943) shares, respectively ]	(67,070,093)	(30,424,667)

Total Class K transactions	(63,342,414)	20,899,407

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(123,737,638)	224,941,476

TOTAL INCREASE (DECREASE) IN NET ASSETS	414,618,322	657,206,633
NET ASSETS:
Beginning of period	2,261,581,833	1,604,375,200

End of period	$2,676,200,155	$2,261,581,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022	2021	2020	2019
Net asset value, beginning of period	$56.15		$44.47		$74.71	$71.74	$54.10	$42.25

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.12)		(0.18	)(1)	(0.30)	(0.51)	(0.27)	(0.10)
Net realized and unrealized gain (loss)	13.73		20.64		(28.47)	10.37	19.96	13.19

Total from investment operations	13.61		20.46		(28.77)	9.86	19.69	13.09

Less distributions:
Distributions from net realized gains	—		(8.78)		(1.47)	(6.89)	(2.05)	(1.24)

Net asset value, end of period	$69.76		$56.15		$44.47	$74.71	$71.74	$54.10

Total return (b)	24.24%		46.33%		(38.64)%	13.82%	36.57%	31.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,394,655		$1,763,434		$1,229,180	$1,953,107	$1,717,802	$1,264,017
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%		0.98%		1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.07%		1.08%		1.08%	1.06%	1.08%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.38)%		(0.33	)%(aa)	(0.56)%	(0.66)%	(0.45)%	(0.20)%
Before waivers (a)(f)	(0.49)%		(0.43	)%(aa)	(0.64)%	(0.72)%	(0.54)%	(0.30)%
Portfolio turnover rate^	13	%(z)	105	%(h)	36%	29%	38%	30%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022	2021	2020	2019
Net asset value, beginning of period	$59.67		$46.77		$78.25	$74.66	$56.11	$43.67

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)		(0.05	)(1)	(0.17)	(0.33)	(0.12)	0.02
Net realized and unrealized gain (loss)	14.60		21.73		(29.84)	10.81	20.72	13.66

Total from investment operations	14.56		21.68		(30.01)	10.48	20.60	13.68

Less distributions:
Dividends from net investment income	—		—		—	— #	— #	—
Distributions from net realized gains	—		(8.78)		(1.47)	(6.89)	(2.05)	(1.24)

Total dividends and distributions	—		(8.78)		(1.47)	(6.89)	(2.05)	(1.24)

Net asset value, end of period	$74.23		$59.67		$46.77	$78.25	$74.66	$56.11

Total return (b)	24.40%		46.67%		(38.48)%	14.11%	36.88%	31.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$281,545		$280,627		$203,794	$259,966	$257,368	$222,399
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%		0.73%		0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.82%		0.83%		0.83%	0.81%	0.83%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.13)%		(0.08	)%(aa)	(0.31)%	(0.41)%	(0.20)%	0.04%
Before waivers (a)(f)	(0.24)%		(0.18	)%(aa)	(0.39)%	(0.47)%	(0.28)%	(0.06)%
Portfolio turnover rate^	13	%(z)	105	%(h)	36%	29%	38%	30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.21) and $(0.08) for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Entertainment (1.3%)
Live Nation Entertainment, Inc.*	48,935	$4,587,167
Warner Bros Discovery, Inc.*	527,079	3,921,468
Warner Music Group Corp., Class A	177,714	5,446,934

		13,955,569

Media (1.2%)
Charter Communications, Inc., Class A*	19,514	5,833,905
Comcast Corp., Class A	137,087	5,368,327
Sirius XM Holdings, Inc.	339,612	961,102

		12,163,334

Total Communication Services		26,118,903

Consumer Discretionary (6.1%)
Broadline Retail (0.2%)
Amazon.com, Inc.*	11,499	2,222,182

Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.*	600,327	11,238,121
McDonald’s Corp.	57,546	14,665,023
Royal Caribbean Cruises Ltd.*	34,381	5,481,363
Viking Holdings Ltd.*	3,523	119,571

		31,504,078

Household Durables (1.7%)
Mohawk Industries, Inc.*	49,499	5,622,591
Toll Brothers, Inc.	103,459	11,916,408

		17,538,999

Specialty Retail (0.5%)
AutoZone, Inc.*	1,913	5,670,323

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	83,626	2,766,348
Kontoor Brands, Inc.	74,616	4,935,848

		7,702,196

Total Consumer Discretionary		64,637,778

Consumer Staples (9.5%)
Consumer Staples Distribution & Retail (3.4%)
BJ’s Wholesale Club Holdings, Inc.*	136,021	11,948,085
Performance Food Group Co.*	182,541	12,067,785
Walmart, Inc.	176,539	11,953,456

		35,969,326

Food Products (4.4%)
Archer-Daniels-Midland Co.	89,254	5,395,404
Hershey Co. (The)	38,594	7,094,735
Lamb Weston Holdings, Inc.	265,887	22,355,779
Mondelez International, Inc., Class A	189,133	12,376,864

		47,222,782

Tobacco (1.7%)
Philip Morris International, Inc.	173,540	17,584,808

Total Consumer Staples		100,776,916

Energy (7.9%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	167,265	5,882,710

Oil, Gas & Consumable Fuels (7.3%)
Chevron Corp.	226,903	35,492,168
Exxon Mobil Corp.	366,493	42,190,674

		77,682,842

Total Energy		83,565,552

Financials (22.8%)
Banks (10.6%)
Bank of America Corp.	651,243	25,899,934
Citigroup, Inc.	433,618	27,517,398
Fifth Third Bancorp	364,322	13,294,110
First Citizens BancShares, Inc., Class A	3,150	5,303,371
Truist Financial Corp.	561,441	21,811,983
Wells Fargo & Co.	309,563	18,384,947

		112,211,743

Capital Markets (2.1%)
Charles Schwab Corp. (The)	74,626	5,499,190
CME Group, Inc.	24,860	4,887,476
Intercontinental Exchange, Inc.	15,675	2,145,751
Jefferies Financial Group, Inc.	45,236	2,250,943
Northern Trust Corp.	89,810	7,542,244

		22,325,604

Financial Services (7.9%)
Berkshire Hathaway, Inc., Class B*	80,348	32,685,566
Block, Inc., Class A*	126,733	8,173,011
Corpay, Inc.*	52,097	13,879,162
Fidelity National Information Services, Inc.	148,199	11,168,277
Fiserv, Inc.*	102,884	15,333,831
MGIC Investment Corp.	153,134	3,300,038

		84,539,885

Insurance (2.2%)
Aon plc, Class A	10,764	3,160,095
MetLife, Inc.	102,740	7,211,320
Travelers Cos., Inc. (The)	62,940	12,798,220

		23,169,635

Total Financials		242,246,867

Health Care (15.4%)
Biotechnology (4.9%)
AbbVie, Inc.	132,122	22,661,566
Biogen, Inc.*	27,993	6,489,337
BioMarin Pharmaceutical, Inc.*	59,852	4,927,615
Neurocrine Biosciences, Inc.*	24,324	3,348,685
Regeneron Pharmaceuticals, Inc.*	9,630	10,121,419
Vertex Pharmaceuticals, Inc.*	8,479	3,974,277

		51,522,899

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	88,468	2,959,254
Medtronic plc	77,225	6,078,380

		9,037,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (6.6%)
Cardinal Health, Inc.	200,984	$19,760,747
CVS Health Corp.	480,709	28,390,674
UnitedHealth Group, Inc.	43,936	22,374,847

		70,526,268

Life Sciences Tools & Services (0.7%)
Thermo Fisher Scientific, Inc.	14,312	7,914,536

Pharmaceuticals (2.3%)
Bristol-Myers Squibb Co.	471,918	19,598,754
Johnson & Johnson	35,994	5,260,883

		24,859,637

Total Health Care		163,860,974

Industrials (12.1%)
Aerospace & Defense (0.4%)
TransDigm Group, Inc.	3,034	3,876,269

Air Freight & Logistics (1.3%)
FedEx Corp.	44,465	13,332,385

Building Products (2.7%)
Carrier Global Corp.	285,351	17,999,941
Masco Corp.	82,551	5,503,675
Trane Technologies plc	16,490	5,424,056

		28,927,672

Electrical Equipment (3.5%)
Emerson Electric Co.	197,363	21,741,508
GE Vernova, Inc.*	39,589	6,789,909
nVent Electric plc	39,906	3,057,199
Regal Rexnord Corp.	40,544	5,482,360

		37,070,976

Ground Transportation (1.3%)
CSX Corp.	297,904	9,964,889
Uber Technologies, Inc.*	49,887	3,625,787

		13,590,676

Industrial Conglomerates (1.6%)
Honeywell International, Inc.	80,131	17,111,174

Passenger Airlines (0.5%)
Delta Air Lines, Inc.	124,385	5,900,824

Trading Companies & Distributors (0.8%)
AerCap Holdings NV	89,946	8,382,967

Total Industrials		128,192,943

Information Technology (6.4%)
Electronic Equipment, Instruments & Components (1.2%)
Corning, Inc.	326,216	12,673,492

Semiconductors & Semiconductor Equipment (3.1%)
First Solar, Inc.*	10,209	2,301,721
Microchip Technology, Inc.	72,297	6,615,175
NXP Semiconductors NV	18,700	5,031,983
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	107,564	18,695,699

		32,644,578

Software (0.3%)
Oracle Corp.	19,121	2,699,885

Technology Hardware, Storage & Peripherals (1.8%)
Hewlett Packard Enterprise Co.	178,930	3,787,948
Seagate Technology Holdings plc	151,228	15,617,316

		19,405,264

Total Information Technology		67,423,219

Materials (4.2%)
Chemicals (1.1%)
Chemours Co. (The)	506,836	11,439,289

Containers & Packaging (1.6%)
Graphic Packaging Holding Co.	289,434	7,586,065
International Paper Co.	97,074	4,188,743
Silgan Holdings, Inc.	119,154	5,043,789

		16,818,597

Metals & Mining (1.5%)
Alcoa Corp.	91,831	3,653,037
Freeport-McMoRan, Inc.	253,795	12,334,437

		15,987,474

Total Materials		44,245,360

Real Estate (8.5%)
Health Care REITs (1.3%)
Ventas, Inc. (REIT)	256,967	13,172,128

Residential REITs (2.2%)
Equity LifeStyle Properties, Inc. (REIT)	214,620	13,978,201
Equity Residential (REIT)	136,701	9,478,847

		23,457,048

Specialized REITs (5.0%)
American Tower Corp. (REIT)	30,033	5,837,815
Digital Realty Trust, Inc. (REIT)	117,447	17,857,816
Equinix, Inc. (REIT)	18,056	13,661,170
SBA Communications Corp. (REIT)	80,927	15,885,970

		53,242,771

Total Real Estate		89,871,947

Utilities (3.4%)
Electric Utilities (1.6%)
NextEra Energy, Inc.	104,771	7,418,834
Xcel Energy, Inc.	181,605	9,699,523

		17,118,357

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	68,798	1,208,781

Multi-Utilities (1.7%)
CMS Energy Corp.	70,279	4,183,709
Dominion Energy, Inc.	170,609	8,359,841
NiSource, Inc.	183,932	5,299,081

		17,842,631

Total Utilities		36,169,769

Total Common Stocks (98.8%) (Cost $946,781,632)		1,047,110,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
U.S. Government Agency Security (1.4%)
FHLB 15.88%, 7/1/24(o)(p)	$15,025,000	$15,018,377

Total Short-Term Investments (1.4%) (Cost $15,025,000)		15,018,377

Total Investments in Securities (100.2%) (Cost $961,806,632)		1,062,128,605
Other Assets Less Liabilities (-0.2%)		(1,915,789)

Net Assets (100%)		$1,060,212,816

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2024.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
FHLB	— Federal Home Loan Bank
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,118,903	$—	$—	$26,118,903
Consumer Discretionary	64,637,778	—	—	64,637,778
Consumer Staples	100,776,916	—	—	100,776,916
Energy	83,565,552	—	—	83,565,552
Financials	242,246,867	—	—	242,246,867
Health Care	163,860,974	—	—	163,860,974
Industrials	128,192,943	—	—	128,192,943
Information Technology	67,423,219	—	—	67,423,219
Materials	44,245,360	—	—	44,245,360
Real Estate	89,871,947	—	—	89,871,947
Utilities	36,169,769	—	—	36,169,769
Short-Term Investments
U.S. Government Agencies Security	—	15,018,377	—	15,018,377

Total Assets	$1,047,110,228	$15,018,377	$—	$1,062,128,605

Total Liabilities	$—	$—	$—	$—

Total	$1,047,110,228	$15,018,377	$—	$1,062,128,605

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$881,286,671
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$903,501,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,769,589
Aggregate gross unrealized depreciation	(32,144,654)

Net unrealized appreciation	$98,624,935

Federal income tax cost of investments in securities and derivative instruments, if applicable	$963,503,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $961,806,632)	$1,062,128,605
Cash	76,213
Receivable for securities sold	29,051,082
Dividends, interest and other receivables	1,171,011
Receivable for Portfolio shares sold	435,814
Other assets	12,166

Total assets	1,092,874,891

LIABILITIES
Payable for securities purchased	31,051,384
Payable for Portfolio shares repurchased	803,904
Investment management fees payable	508,338
Distribution fees payable – Class IB	154,307
Administrative fees payable	79,776
Accrued expenses	64,366

Total liabilities	32,662,075

Commitments and contingent liabilities^

NET ASSETS	$1,060,212,816

Net assets were comprised of:
Paid in capital	$867,483,941
Total distributable earnings (loss)	192,728,875

Net assets	$1,060,212,816

Class IB
Net asset value, offering and redemption price per share, $756,512,592 / 37,284,291 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.29

Class K
Net asset value, offering and redemption price per share, $303,700,224 / 15,002,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.24

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $36,634 foreign withholding tax)	$11,835,052
Interest	286,001

Total income	12,121,053

EXPENSES
Investment management fees	3,049,770
Distribution fees – Class IB(a)	858,321
Administrative fees	480,613
Printing and mailing expenses	54,189
Distribution fees – Class IA(a)	54,082
Professional fees	45,632
Custodian fees	32,621
Trustees’ fees	17,126
Miscellaneous	10,188

Total expenses	4,602,542

NET INVESTMENT INCOME (LOSS)	7,518,511

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	65,511,803
Net change in unrealized appreciation (depreciation) on investments in securities	(9,256,649)

NET REALIZED AND UNREALIZED GAIN (LOSS)	56,255,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,773,665

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,518,511	$14,415,908
Net realized gain (loss)	65,511,803	63,334,249
Net change in unrealized appreciation (depreciation)	(9,256,649)	24,707,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,773,665	102,457,580

Distributions to shareholders:
Class IA	—	(2,778,704)
Class IB	—	(38,479,936)
Class K	—	(19,804,158)

Total distributions to shareholders	—	(61,062,798)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 78,975 and 321,918 shares, respectively ]	1,573,260	6,114,501
Capital shares issued in reinvestment of dividends and distributions [ 0 and 147,034 shares, respectively ]	—	2,778,704
Capital shares repurchased in connection with share class combination (Note 1) [ (2,258,528) and 0 shares, respectively ]	(45,431,046)	—
Capital shares repurchased [ (255,532) and (556,858) shares, respectively ]	(4,992,341)	(10,452,142)

Total Class IA transactions	(48,850,127)	(1,558,937)

Class IB
Capital shares sold [ 2,451,464 and 5,137,558 shares, respectively ]	48,160,154	96,403,707
Capital shares issued in connection with share class combination (Note 1) [ 2,248,417 and 0 shares, respectively ]	45,431,046	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,026,914 shares, respectively ]	—	38,479,936
Capital shares repurchased [ (1,849,511) and (3,379,988) shares, respectively ]	(36,545,163)	(63,448,934)

Total Class IB transactions	57,046,037	71,434,709

Class K
Capital shares sold [ 38,066 and 486,729 shares, respectively ]	747,915	8,927,216
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,046,759 shares, respectively ]	—	19,804,158
Capital shares repurchased [ (1,899,454) and (2,678,778) shares, respectively ]	(37,508,823)	(50,222,172)

Total Class K transactions	(36,760,908)	(21,490,798)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,564,998)	48,384,974

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,208,667	89,779,756
NET ASSETS:
Beginning of period	1,025,004,149	935,224,393

End of period	$1,060,212,816	$1,025,004,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.10		$18.30	$19.99	$20.24	$18.73	$15.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.27	0.22	0.16	0.18	0.21
Net realized and unrealized gain (loss)	1.06		1.71	(0.16)	4.36	1.82	3.93

Total from investment operations	1.19		1.98	0.06	4.52	2.00	4.14

Less distributions:
Dividends from net investment income	—		(0.27)	(0.21)	(0.16)	(0.19)	(0.22)
Distributions from net realized gains	—		(0.91)	(1.54)	(4.61)	(0.30)	(0.24)

Total dividends and distributions	—		(1.18)	(1.75)	(4.77)	(0.49)	(0.46)

Net asset value, end of period	$20.29		$19.10	$18.30	$19.99	$20.24	$18.73

Total return (b)	6.23%		10.90%	0.20%	23.18%	11.09%	27.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$756,513		$657,726	$560,858	$466,004	$335,218	$282,436
Ratio of expenses to average net assets (a)(f)	0.96%		0.96%	0.96%	0.96%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	1.37%		1.42%	1.13%	0.66%	1.11%	1.19%
Portfolio turnover rate^	85	%(z)	139%	137%	97%	146%	153%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.03		$18.23	$19.92	$20.18	$18.67	$15.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.31	0.27	0.21	0.23	0.25
Net realized and unrealized gain (loss)	1.05		1.72	(0.16)	4.36	1.81	3.92

Total from investment operations	1.21		2.03	0.11	4.57	2.04	4.17

Less distributions:
Dividends from net investment income	—		(0.32)	(0.26)	(0.22)	(0.23)	(0.26)
Distributions from net realized gains	—		(0.91)	(1.54)	(4.61)	(0.30)	(0.24)

Total dividends and distributions	—		(1.23)	(1.80)	(4.83)	(0.53)	(0.50)

Net asset value, end of period	$20.24		$19.03	$18.23	$19.92	$20.18	$18.67

Total return (b)	6.36%		11.20%	0.45%	23.48%	11.35%	27.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$303,700		$320,973	$328,392	$394,708	$416,748	$353,985
Ratio of expenses to average net assets (a)(f)	0.71%		0.71%	0.71%	0.71%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets (a)(f)	1.62%		1.66%	1.35%	0.89%	1.36%	1.43%
Portfolio turnover rate^	85	%(z)	139%	137%	97%	146%	153%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	165,051	$3,154,125
Verizon Communications, Inc.	96,894	3,995,908

		7,150,033

Entertainment (1.5%)
Electronic Arts, Inc.	5,654	787,772
Live Nation Entertainment, Inc.*	3,274	306,905
Netflix, Inc.*	23,582	15,915,020
Take-Two Interactive Software, Inc.*	16,487	2,563,564
Walt Disney Co. (The)	119,355	11,850,758
Warner Bros Discovery, Inc.*	52,983	394,193

		31,818,212

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A	202,640	36,910,876
Alphabet, Inc., Class C	189,314	34,723,974
Match Group, Inc.*	5,608	170,371
Meta Platforms, Inc., Class A	104,582	52,732,336
Pinterest, Inc., Class A*	29,415	1,296,319

		125,833,876

Media (0.4%)
Charter Communications, Inc., Class A*	7,612	2,275,684
Comcast Corp., Class A	90,101	3,528,355
Fox Corp., Class A	5,481	188,382
Fox Corp., Class B	2,869	91,865
Interpublic Group of Cos., Inc. (The)	9,165	266,610
News Corp., Class A	8,160	224,971
News Corp., Class B	2,666	75,688
Omnicom Group, Inc.	4,585	411,275
Paramount Global, Class B	11,916	123,807

		7,186,637

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	11,869	2,091,080

Total Communication Services		174,079,838

Consumer Discretionary (8.0%)
Automobile Components (0.0%)†
Aptiv plc*	6,108	430,125
BorgWarner, Inc.	5,675	182,962

		613,087

Automobiles (0.7%)
Ford Motor Co.	91,410	1,146,281
General Motors Co.	26,264	1,220,226
Tesla, Inc.*	63,869	12,638,398

		15,004,905

Broadline Retail (3.3%)
Amazon.com, Inc.*	350,803	67,792,680
eBay, Inc.	11,887	638,569
Etsy, Inc.*	2,853	168,270

		68,599,519

Distributors (0.1%)
Genuine Parts Co.	3,085	426,717
LKQ Corp.	6,420	267,008
Pool Corp.	867	266,455

		960,180

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	10,170	1,542,077
Aramark	58,575	1,992,722
Booking Holdings, Inc.	1,064	4,215,036
Caesars Entertainment, Inc.*	4,932	195,998
Carnival Corp.*	23,624	442,241
Chipotle Mexican Grill, Inc.*	55,750	3,492,738
Darden Restaurants, Inc.	2,722	411,893
Domino’s Pizza, Inc.	818	422,358
DoorDash, Inc., Class A*	34,875	3,793,702
Expedia Group, Inc.*	2,874	362,095
Hilton Worldwide Holdings, Inc.	5,756	1,255,959
Las Vegas Sands Corp.	8,214	363,469
Marriott International, Inc., Class A	14,453	3,494,302
McDonald’s Corp.	16,590	4,227,796
MGM Resorts International*	6,026	267,795
Norwegian Cruise Line Holdings Ltd.*	10,465	196,637
Royal Caribbean Cruises Ltd.*	42,126	6,716,148
Starbucks Corp.	26,043	2,027,448
Wyndham Hotels & Resorts, Inc.	12,654	936,396
Wynn Resorts Ltd.	2,280	204,060
Yum! Brands, Inc.	17,060	2,259,768

		38,820,638

Household Durables (0.3%)
DR Horton, Inc.	17,247	2,430,620
Garmin Ltd.	3,500	570,220
Lennar Corp., Class A	5,732	859,055
Mohawk Industries, Inc.*	1,234	140,170
NVR, Inc.*	72	546,376
PulteGroup, Inc.	4,861	535,196

		5,081,637

Leisure Products (0.0%)†
Hasbro, Inc.	2,833	165,731

Specialty Retail (1.5%)
AutoZone, Inc.*	396	1,173,784
Bath & Body Works, Inc.	4,990	194,860
Best Buy Co., Inc.	4,502	379,474
Burlington Stores, Inc.*	9,321	2,237,040
CarMax, Inc.*	3,812	279,572
Home Depot, Inc. (The)	22,813	7,853,147
Lowe’s Cos., Inc.	13,171	2,903,679
O’Reilly Automotive, Inc.*	8,523	9,000,799
Ross Stores, Inc.	7,779	1,130,444
TJX Cos., Inc. (The)	26,069	2,870,197
Tractor Supply Co.	10,616	2,866,320
Ulta Beauty, Inc.*	1,074	414,424

		31,303,740

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	593	573,994
Lululemon Athletica, Inc.*	2,622	783,191
NIKE, Inc., Class B	27,887	2,101,843
Ralph Lauren Corp.	893	156,329
Tapestry, Inc.	5,391	230,681

		3,846,038

Total Consumer Discretionary		164,395,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.2%)
Beverages (1.3%)
Brown-Forman Corp., Class B	3,904	$168,614
Coca-Cola Co. (The)	251,686	16,019,814
Coca-Cola Consolidated, Inc.	1,817	1,971,445
Constellation Brands, Inc., Class A	3,671	944,475
Keurig Dr Pepper, Inc.	24,160	806,944
Molson Coors Beverage Co., Class B	4,355	221,365
Monster Beverage Corp.*	16,327	815,533
PepsiCo, Inc.	31,646	5,219,375

		26,167,565

Consumer Staples Distribution & Retail (1.4%)
Costco Wholesale Corp.	10,209	8,677,548
Dollar General Corp.	17,271	2,283,745
Dollar Tree, Inc.*	4,861	519,009
Kroger Co. (The)	15,156	756,739
Sysco Corp.	11,572	826,125
Target Corp.	10,757	1,592,466
Walgreens Boots Alliance, Inc.	16,560	200,293
Walmart, Inc.	207,013	14,016,850

		28,872,775

Food Products (0.4%)
Archer-Daniels-Midland Co.	11,382	688,042
Bunge Global SA	3,095	330,453
Campbell Soup Co.	4,837	218,584
Conagra Brands, Inc.	10,969	311,739
General Mills, Inc.	13,137	831,047
Hershey Co. (The)	3,453	634,765
Hormel Foods Corp.	6,203	189,129
J M Smucker Co. (The)	2,478	270,201
Kellanova	6,281	362,288
Kraft Heinz Co. (The)	63,660	2,051,125
Lamb Weston Holdings, Inc.	3,462	291,085
McCormick & Co., Inc. (Non-Voting)	5,753	408,118
Mondelez International, Inc., Class A	30,877	2,020,591
Tyson Foods, Inc., Class A	6,555	374,553

		8,981,720

Household Products (0.9%)
Church & Dwight Co., Inc.	25,551	2,649,128
Clorox Co. (The)	2,867	391,259
Colgate-Palmolive Co.	18,820	1,826,293
Kimberly-Clark Corp.	7,751	1,071,188
Procter & Gamble Co. (The)	72,976	12,035,202

		17,973,070

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	46,773	4,976,647
Kenvue, Inc.	44,650	811,737

		5,788,384

Tobacco (0.9%)
Altria Group, Inc.	39,538	1,800,956
Philip Morris International, Inc.	173,964	17,627,772

		19,428,728

Total Consumer Staples		107,212,242

Energy (2.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	22,790	801,524
Halliburton Co.	20,574	694,990
Schlumberger NV	32,628	1,539,389

		3,035,903

Oil, Gas & Consumable Fuels (2.3%)
Antero Resources Corp.*	130,990	4,274,204
APA Corp.	8,835	260,102
Chevron Corp.	39,454	6,171,395
ConocoPhillips	26,922	3,079,338
Coterra Energy, Inc.	17,644	470,565
Devon Energy Corp.	14,775	700,335
Diamondback Energy, Inc.	4,052	811,170
EOG Resources, Inc.	13,229	1,665,134
EQT Corp.	9,727	359,704
Exxon Mobil Corp.	103,262	11,887,521
Hess Corp.	6,382	941,473
Kinder Morgan, Inc.	43,907	872,432
Kosmos Energy Ltd.*	702,265	3,890,548
Marathon Oil Corp.	12,467	357,429
Marathon Petroleum Corp.	8,110	1,406,923
Occidental Petroleum Corp.	15,601	983,331
ONEOK, Inc.	13,333	1,087,306
Phillips 66	9,750	1,376,408
Shell plc (ADR)	64,751	4,673,727
Targa Resources Corp.	5,044	649,566
Valero Energy Corp.	7,527	1,179,933
Williams Cos., Inc. (The)	28,351	1,204,918

		48,303,462

Total Energy		51,339,365

Financials (9.6%)
Banks (2.4%)
Bank of America Corp.	156,616	6,228,618
Citigroup, Inc.	43,908	2,786,402
Citizens Financial Group, Inc.	10,172	366,497
Fifth Third Bancorp	15,775	575,630
Huntington Bancshares, Inc.	34,493	454,618
JPMorgan Chase & Co.	133,619	27,025,779
KeyCorp	21,992	312,506
M&T Bank Corp.	3,829	579,557
PNC Financial Services Group, Inc. (The)‡	9,072	1,410,515
Regions Financial Corp.	20,420	409,217
Truist Financial Corp.	87,504	3,399,530
US Bancorp	36,327	1,442,182
Wells Fargo & Co.	80,252	4,766,166

		49,757,217

Capital Markets (2.0%)
Ameriprise Financial, Inc.	2,272	970,576
Bank of New York Mellon Corp. (The)	17,096	1,023,880
BlackRock, Inc.‡	3,216	2,532,021
Blackstone, Inc.	16,451	2,036,634
Cboe Global Markets, Inc.	2,374	403,722
Charles Schwab Corp. (The)	34,340	2,530,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
CME Group, Inc.	8,243	$1,620,574
FactSet Research Systems, Inc.	867	353,970
Franklin Resources, Inc.	7,151	159,825
Goldman Sachs Group, Inc. (The)	7,423	3,357,571
Intercontinental Exchange, Inc.	67,134	9,189,973
Invesco Ltd.	10,647	159,279
KKR & Co., Inc.	39,830	4,191,709
MarketAxess Holdings, Inc.	802	160,825
Moody’s Corp.	3,596	1,513,664
Morgan Stanley	28,806	2,799,655
MSCI, Inc.	6,085	2,931,449
Nasdaq, Inc.	8,631	520,104
Northern Trust Corp.	4,807	403,692
Raymond James Financial, Inc.	4,410	545,120
S&P Global, Inc.	7,368	3,286,128
State Street Corp.	7,146	528,804
T. Rowe Price Group, Inc.	5,146	593,385

		41,813,075

Consumer Finance (0.4%)
American Express Co.	13,081	3,028,906
Capital One Financial Corp.	8,831	1,222,652
Discover Financial Services	22,756	2,976,712
Synchrony Financial	8,929	421,360

		7,649,630

Financial Services (3.1%)
Berkshire Hathaway, Inc., Class B*	59,713	24,291,248
Corpay, Inc.*	1,580	420,928
Fidelity National Information Services, Inc.	12,804	964,910
Fiserv, Inc.*	13,469	2,007,420
Global Payments, Inc.	6,000	580,200
Jack Henry & Associates, Inc.	1,746	289,871
Mastercard, Inc., Class A	27,591	12,172,046
PayPal Holdings, Inc.*	24,079	1,397,304
Toast, Inc., Class A*	74,642	1,923,524
Visa, Inc., Class A	75,022	19,691,024

		63,738,475

Insurance (1.7%)
Aflac, Inc.	11,903	1,063,057
Allstate Corp. (The)	6,036	963,708
American International Group, Inc.	15,278	1,134,239
Aon plc, Class A	5,005	1,469,368
Arch Capital Group Ltd.*	23,372	2,358,001
Arthur J Gallagher & Co.	5,005	1,297,847
Assurant, Inc.	1,210	201,162
Brown & Brown, Inc.	5,421	484,692
Chubb Ltd.	9,346	2,383,978
Cincinnati Financial Corp.	3,663	432,600
Everest Group Ltd.	1,040	396,261
Globe Life, Inc.	2,057	169,250
Hartford Financial Services Group, Inc. (The)	6,851	688,799
Kinsale Capital Group, Inc.	15,890	6,122,099
Loews Corp.	4,157	310,694
Marsh & McLennan Cos., Inc.	26,647	5,615,056
MetLife, Inc.	13,750	965,112
Principal Financial Group, Inc.	5,099	400,017
Progressive Corp. (The)	25,365	5,268,564
Prudential Financial, Inc.	8,158	956,036
Travelers Cos., Inc. (The)	5,314	1,080,549
W R Berkley Corp.	4,447	349,445
Willis Towers Watson plc	2,379	623,631

		34,734,165

Total Financials		197,692,562

Health Care (9.5%)
Biotechnology (1.5%)
AbbVie, Inc.	57,248	9,819,177
Alnylam Pharmaceuticals, Inc.*	5,247	1,275,021
Amgen, Inc.	20,879	6,523,644
Biogen, Inc.*	3,421	793,056
Gilead Sciences, Inc.	28,602	1,962,383
Incyte Corp.*	4,136	250,724
Moderna, Inc.*	7,769	922,569
Regeneron Pharmaceuticals, Inc.*	5,264	5,532,622
Vertex Pharmaceuticals, Inc.*	5,940	2,784,197

		29,863,393

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	55,729	5,790,800
Align Technology, Inc.*	1,671	403,430
Baxter International, Inc.	11,346	379,524
Becton Dickinson & Co.	6,719	1,570,297
Boston Scientific Corp.*	33,820	2,604,478
Cooper Cos., Inc. (The)	4,642	405,247
Dexcom, Inc.*	69,139	7,838,980
Edwards Lifesciences Corp.*	13,725	1,267,778
GE HealthCare Technologies, Inc.	9,842	766,889
Hologic, Inc.*	5,562	412,978
IDEXX Laboratories, Inc.*	1,901	926,167
Insulet Corp.*	1,577	318,239
Intuitive Surgical, Inc.*	8,163	3,631,311
Medtronic plc	30,565	2,405,771
ResMed, Inc.	3,343	639,917
Solventum Corp.*	3,394	179,475
STERIS plc	2,325	510,430
Stryker Corp.	7,805	2,655,651
Teleflex, Inc.	1,082	227,577
Zimmer Biomet Holdings, Inc.	4,623	501,734

		33,436,673

Health Care Providers & Services (1.4%)
Cardinal Health, Inc.	5,758	566,127
Cencora, Inc.	3,776	850,733
Centene Corp.*	12,427	823,910
Cigna Group (The)	6,539	2,161,597
CVS Health Corp.	28,796	1,700,692
DaVita, Inc.*	1,289	178,617
Elevance Health, Inc.	7,944	4,304,536
HCA Healthcare, Inc.	4,461	1,433,230
Henry Schein, Inc.*	2,765	177,236
Humana, Inc.	2,757	1,030,153
Labcorp Holdings, Inc.	1,859	378,325
McKesson Corp.	2,992	1,747,448
Molina Healthcare, Inc.*	1,364	405,517
Quest Diagnostics, Inc.	2,656	363,553
UnitedHealth Group, Inc.	25,430	12,950,482
Universal Health Services, Inc., Class B	1,299	240,224

		29,312,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	6,656	$862,817
Bio-Rad Laboratories, Inc., Class A*	415	113,341
Bio-Techne Corp.	3,696	264,818
Charles River Laboratories International, Inc.*	1,196	247,070
Danaher Corp.	46,202	11,543,570
IQVIA Holdings, Inc.*	4,274	903,695
Mettler-Toledo International, Inc.*	1,742	2,434,602
Revvity, Inc.	2,899	303,989
Thermo Fisher Scientific, Inc.	8,787	4,859,211
Waters Corp.*	1,309	379,767
West Pharmaceutical Services, Inc.	1,711	563,586

		22,476,466

Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	83,019	3,447,779
Catalent, Inc.*	4,331	243,532
Eli Lilly and Co.	39,759	35,997,004
Johnson & Johnson	55,400	8,097,264
Merck & Co., Inc.	58,303	7,217,911
Novo Nordisk A/S (ADR)	81,819	11,678,844
Pfizer, Inc.	130,440	3,649,711
Viatris, Inc.	28,767	305,793
Zoetis, Inc.	61,524	10,665,801

		81,303,639

Total Health Care		196,392,551

Industrials (5.9%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	1,582	465,488
Boeing Co. (The)*	13,219	2,405,990
General Dynamics Corp.	5,200	1,508,728
General Electric Co.	43,975	6,990,706
Howmet Aerospace, Inc.	9,073	704,337
Huntington Ingalls Industries, Inc.	932	229,580
L3Harris Technologies, Inc.	4,431	995,114
Lockheed Martin Corp.	4,916	2,296,264
Northrop Grumman Corp.	3,199	1,394,604
RTX Corp.	30,604	3,072,335
Textron, Inc.	4,254	365,248
TransDigm Group, Inc.	4,761	6,082,701

		26,511,095

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,817	248,234
Expeditors International of Washington, Inc.	3,198	399,079
FedEx Corp.	14,860	4,455,622
United Parcel Service, Inc., Class B	16,707	2,286,353

		7,389,288

Building Products (0.4%)
A.O. Smith Corp.	2,918	238,634
Allegion plc	1,914	226,139
Builders FirstSource, Inc.*	2,824	390,870
Carrier Global Corp.	62,554	3,945,906
Johnson Controls International plc	15,764	1,047,833
Masco Corp.	5,171	344,751
Trane Technologies plc	5,188	1,706,489

		7,900,622

Commercial Services & Supplies (0.3%)
Cintas Corp.	1,985	1,390,016
Copart, Inc.*	20,008	1,083,633
Republic Services, Inc.	4,663	906,208
Rollins, Inc.	6,315	308,109
Veralto Corp.	5,113	488,138
Waste Management, Inc.	8,380	1,787,789

		5,963,893

Construction & Engineering (0.0%)†
Quanta Services, Inc.	3,372	856,791

Electrical Equipment (0.4%)
AMETEK, Inc.	5,264	877,561
Eaton Corp. plc	9,203	2,885,601
Emerson Electric Co.	13,053	1,437,918
GE Vernova, Inc.*	6,373	1,093,033
Generac Holdings, Inc.*	1,491	197,140
Hubbell, Inc., Class B	1,250	456,850
Rockwell Automation, Inc.	2,631	724,262

		7,672,365

Ground Transportation (1.2%)
CSX Corp.	44,947	1,503,477
JB Hunt Transport Services, Inc.	1,880	300,800
Norfolk Southern Corp.	5,266	1,130,558
Old Dominion Freight Line, Inc.	4,133	729,888
Saia, Inc.*	18,191	8,627,809
Uber Technologies, Inc.*	48,199	3,503,103
Union Pacific Corp.	38,823	8,784,092

		24,579,727

Industrial Conglomerates (0.2%)
3M Co.	12,853	1,313,448
Honeywell International, Inc.	14,990	3,200,965

		4,514,413

Machinery (0.9%)
Caterpillar, Inc.	11,258	3,750,040
Cummins, Inc.	3,149	872,053
Deere & Co.	5,959	2,226,461
Dover Corp.	3,219	580,868
Fortive Corp.	8,250	611,325
IDEX Corp.	1,680	338,016
Illinois Tool Works, Inc.	6,198	1,468,678
Ingersoll Rand, Inc.	33,311	3,025,971
Nordson Corp.	1,261	292,476
Otis Worldwide Corp.	9,298	895,025
PACCAR, Inc.	12,172	1,252,986
Parker-Hannifin Corp.	2,991	1,512,878
Pentair plc	3,995	306,297
Snap-on, Inc.	1,195	312,361
Stanley Black & Decker, Inc.	3,557	284,169
Westinghouse Air Brake Technologies Corp.	3,949	624,139
Xylem, Inc.	5,498	745,694

		19,099,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Passenger Airlines (0.1%)
American Airlines Group, Inc.*	15,561	$176,306
Delta Air Lines, Inc.	15,141	718,289
Southwest Airlines Co.	13,523	386,893
United Airlines Holdings, Inc.*	7,549	367,335

		1,648,823

Professional Services (0.4%)
Automatic Data Processing, Inc.	9,422	2,248,937
Broadridge Financial Solutions, Inc.	2,712	534,264
Dayforce, Inc.*	35,980	1,784,608
Equifax, Inc.	2,854	691,981
Jacobs Solutions, Inc.	2,965	414,240
Leidos Holdings, Inc.	3,062	446,685
Paychex, Inc.	7,304	865,962
Paycom Software, Inc.	1,114	159,347
Verisk Analytics, Inc.	3,242	873,881

		8,019,905

Trading Companies & Distributors (0.4%)
Core & Main, Inc., Class A*	29,872	1,461,936
Fastenal Co.	13,085	822,261
FTAI Aviation Ltd.	36,193	3,736,203
United Rentals, Inc.	1,528	988,204
WW Grainger, Inc.	992	895,022

		7,903,626

Total Industrials		122,059,985

Information Technology (25.8%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	5,872	2,058,018
Cisco Systems, Inc.	93,209	4,428,360
F5, Inc.*	1,255	216,149
Juniper Networks, Inc.	7,041	256,715
Motorola Solutions, Inc.	3,868	1,493,241

		8,452,483

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	27,546	1,855,774
CDW Corp.	3,045	681,593
Corning, Inc.	18,100	703,185
Jabil, Inc.	2,755	299,716
Keysight Technologies, Inc.*	3,995	546,316
TE Connectivity Ltd.	7,049	1,060,381
Teledyne Technologies, Inc.*	1,126	436,866
Trimble, Inc.*	5,359	299,675
Zebra Technologies Corp., Class A*	1,159	358,050

		6,241,556

IT Services (0.5%)
Accenture plc, Class A	14,473	4,391,253
Akamai Technologies, Inc.*	3,525	317,532
Cognizant Technology Solutions Corp., Class A	11,528	783,904
EPAM Systems, Inc.*	1,251	235,326
Gartner, Inc.*	1,808	811,900
GoDaddy, Inc., Class A*	3,244	453,219
International Business Machines Corp.	21,145	3,657,028
VeriSign, Inc.*	2,002	355,956

		11,006,118

Semiconductors & Semiconductor Equipment (11.0%)
Advanced Micro Devices, Inc.*	37,206	6,035,185
Analog Devices, Inc.	11,415	2,605,588
Applied Materials, Inc.	19,127	4,513,781
Broadcom, Inc.	25,164	40,401,557
Enphase Energy, Inc.*	3,114	310,497
First Solar, Inc.*	2,442	550,573
Intel Corp.	97,786	3,028,432
KLA Corp.	7,720	6,365,217
Lam Research Corp.	3,010	3,205,199
Microchip Technology, Inc.	12,603	1,153,175
Micron Technology, Inc.	50,945	6,700,796
Monolithic Power Systems, Inc.	14,784	12,147,717
NVIDIA Corp.	899,699	111,148,814
NXP Semiconductors NV	5,886	1,583,864
ON Semiconductor Corp.*	117,293	8,040,435
Qorvo, Inc.*	2,101	243,800
QUALCOMM, Inc.	66,032	13,152,254
Skyworks Solutions, Inc.	3,742	398,822
Teradyne, Inc.	3,596	533,251
Texas Instruments, Inc.	20,959	4,077,154
Wolfspeed, Inc.*	24,367	554,593

		226,750,704

Software (9.3%)
Adobe, Inc.*	12,416	6,897,585
ANSYS, Inc.*	2,012	646,858
AppLovin Corp., Class A*	87,545	7,285,495
Atlassian Corp., Class A*	7,540	1,333,675
Autodesk, Inc.*	4,954	1,225,867
Cadence Design Systems, Inc.*	6,250	1,923,437
Crowdstrike Holdings, Inc., Class A*	5,310	2,034,739
DocuSign, Inc.*	10,189	545,112
Fair Isaac Corp.*	574	854,491
Fortinet, Inc.*	14,596	879,701
Gen Digital, Inc.	12,842	320,793
Intuit, Inc.	16,925	11,123,279
Microsoft Corp.	255,481	114,187,233
Oracle Corp.	36,696	5,181,475
Palo Alto Networks, Inc.*	7,385	2,503,589
PTC, Inc.*	2,805	509,584
Roper Technologies, Inc.	2,486	1,401,259
Salesforce, Inc.	40,000	10,284,000
ServiceNow, Inc.*	16,343	12,856,548
Synopsys, Inc.*	17,694	10,528,992
Tyler Technologies, Inc.*	996	500,769

		193,024,481

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	400,671	84,389,326
Hewlett Packard Enterprise Co.	29,987	634,825
HP, Inc.	19,603	686,497
NetApp, Inc.	4,759	612,959
Seagate Technology Holdings plc	4,703	485,679
Super Micro Computer, Inc.*	1,152	943,891
Western Digital Corp.*	7,317	554,409

		88,307,586

Total Information Technology		533,782,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.0%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	5,182	$1,337,215
Albemarle Corp.	2,577	246,155
Celanese Corp.	2,381	321,173
CF Industries Holdings, Inc.	4,395	325,757
Corteva, Inc.	157,564	8,499,002
Dow, Inc.	16,361	867,951
DuPont de Nemours, Inc.	9,624	774,636
Eastman Chemical Co.	2,637	258,347
Ecolab, Inc.	5,898	1,403,724
FMC Corp.	2,560	147,328
International Flavors & Fragrances, Inc.	5,917	563,358
Linde plc	17,651	7,745,435
LyondellBasell Industries NV, Class A	5,888	563,246
Mosaic Co. (The)	6,784	196,058
PPG Industries, Inc.	5,468	688,367
Sherwin-Williams Co. (The)	24,440	7,293,629

		31,231,381

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,423	770,981
Vulcan Materials Co.	3,011	748,776

		1,519,757

Containers & Packaging (0.1%)
Amcor plc	33,831	330,867
Avery Dennison Corp.	1,915	418,715
Ball Corp.	7,000	420,140
International Paper Co.	7,954	343,215
Packaging Corp. of America	1,977	360,921
Westrock Co.	5,844	293,719

		2,167,577

Metals & Mining (0.3%)
ATI, Inc.*	57,329	3,178,893
Freeport-McMoRan, Inc.	32,931	1,600,447
Newmont Corp.	26,221	1,097,873
Nucor Corp.	5,454	862,168
Steel Dynamics, Inc.	3,320	429,940

		7,169,321

Total Materials		42,088,036

Real Estate (1.2%)
Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	3,685	431,034
Healthpeak Properties, Inc. (REIT)	15,871	311,072
Ventas, Inc. (REIT)	9,303	476,872
Welltower, Inc. (REIT)	32,502	3,388,333

		4,607,311

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	16,490	296,490

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	21,301	2,392,315

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	3,243	199,639

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	6,864	611,651
CoStar Group, Inc.*	9,291	688,835

		1,300,486

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	3,203	662,669
Camden Property Trust (REIT)	2,472	269,720
Equity Residential (REIT)	7,791	540,228
Essex Property Trust, Inc. (REIT)	1,478	402,312
Invitation Homes, Inc. (REIT)	12,842	460,899
Mid-America Apartment Communities, Inc. (REIT)	2,807	400,306
UDR, Inc. (REIT)	6,706	275,952

		3,012,086

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,662	167,812
Kimco Realty Corp. (REIT)	15,704	305,600
Realty Income Corp. (REIT)	19,764	1,043,935
Regency Centers Corp. (REIT)	3,580	222,676
Simon Property Group, Inc. (REIT)	7,589	1,152,010

		2,892,033

Specialized REITs (0.5%)
American Tower Corp. (REIT)	10,726	2,084,920
Crown Castle, Inc. (REIT)	9,939	971,040
Digital Realty Trust, Inc. (REIT)	7,438	1,130,948
Equinix, Inc. (REIT)	2,192	1,658,467
Extra Space Storage, Inc. (REIT)	4,952	769,590
Iron Mountain, Inc. (REIT)	6,902	618,557
Public Storage (REIT)	3,595	1,034,102
SBA Communications Corp. (REIT)	2,451	481,131
VICI Properties, Inc. (REIT), Class A	23,746	680,086
Weyerhaeuser Co. (REIT)	16,659	472,949

		9,901,790

Total Real Estate		24,602,150

Utilities (2.6%)
Electric Utilities (2.2%)
Alliant Energy Corp.	5,641	287,127
American Electric Power Co., Inc.	60,639	5,320,466
Constellation Energy Corp.	27,386	5,484,594
Duke Energy Corp.	70,080	7,024,118
Edison International	8,907	639,612
Entergy Corp.	40,210	4,302,470
Evergy, Inc.	5,196	275,232
Eversource Energy	8,133	461,222
Exelon Corp.	23,068	798,384
FirstEnergy Corp.	12,201	466,932
NextEra Energy, Inc.	113,782	8,056,903
NRG Energy, Inc.	4,725	367,889
PG&E Corp.	48,866	853,200
Pinnacle West Capital Corp.	2,520	192,478
PPL Corp.	16,899	467,257
Southern Co. (The)	129,047	10,010,176
Xcel Energy, Inc.	13,063	697,695

		45,705,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)†
Atmos Energy Corp.	3,448	$402,209

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	15,295	268,733
Vistra Corp.	7,386	635,048

		903,781

Multi-Utilities (0.3%)
Ameren Corp.	6,149	437,255
CenterPoint Energy, Inc.	14,888	461,230
CMS Energy Corp.	6,797	404,626
Consolidated Edison, Inc.	7,974	713,035
Dominion Energy, Inc.	19,103	936,047
DTE Energy Co.	4,874	541,063
NiSource, Inc.	10,047	289,454
Public Service Enterprise Group, Inc.	11,641	857,942
Sempra	14,740	1,121,124
WEC Energy Group, Inc.	7,076	555,183

		6,316,959

Water Utilities (0.0%)†
American Water Works Co., Inc.	4,572	590,520

Total Utilities		53,919,224

Total Common Stocks (80.7%) (Cost $656,388,717)		1,667,564,356

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	114,644	62,736,636
iShares Morningstar Growth ETF	86,590	7,049,292
iShares Morningstar U.S. Equity ETF (x)‡	414,608	31,166,083
iShares Morningstar Value ETF	6,126	467,554
iShares Russell 1000 ETF	108,599	32,312,546
SPDR Portfolio S&P 500 Growth ETF (x)	78,900	6,322,257
SPDR Portfolio S&P 500 Value ETF (x)	8,100	394,794
Vanguard Growth ETF	20,500	7,667,205
Vanguard Large-Cap ETF (x)	124,713	31,130,859
Vanguard Russell 1000 Growth ETF (x)	74,000	6,941,940
Vanguard Russell 1000 Value (x)	6,400	490,048
Vanguard Value ETF (x)	3,100	497,271

Total Exchange Traded Funds (9.1%) (Cost $55,961,012)		187,176,485

SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	6,200,000	6,200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	12,978,043	12,978,043
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	94,320,126	94,338,990
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	6,000,000	6,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.25% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		126,517,033

Total Short-Term Investments (6.1%) (Cost $126,515,607)		126,517,033

Total Investments in Securities (95.9%) (Cost $838,865,336)		1,981,257,874
Other Assets Less Liabilities (4.1%)		85,134,092

Net Assets (100%)		$2,066,391,966

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $31,395,838. This was collateralized by $109,272 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.435%, maturing 12/31/24 – 2/15/53 and by cash of $32,178,043 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	9,072	1,605,175	—	(196,034)	145,026	(143,652)	1,410,515	30,835	—
Capital Markets
BlackRock, Inc.	3,216	2,936,281	—	(314,017)	232,842	(323,085)	2,532,021	34,369	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF (x)	414,608	30,736,750	—	(3,703,627)	2,326,267	1,806,693	31,166,083	172,751	—

Total		35,278,206	—	(4,213,678)	2,704,135	1,339,956	35,108,619	237,955	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	732	9/2024	USD	202,086,900	597,658

					597,658

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$174,079,838	$—	$—	$174,079,838
Consumer Discretionary	164,395,475	—	—	164,395,475
Consumer Staples	107,212,242	—	—	107,212,242
Energy	51,339,365	—	—	51,339,365
Financials	197,692,562	—	—	197,692,562
Health Care	196,392,551	—	—	196,392,551
Industrials	122,059,985	—	—	122,059,985
Information Technology	533,782,928	—	—	533,782,928
Materials	42,088,036	—	—	42,088,036
Real Estate	24,602,150	—	—	24,602,150
Utilities	53,919,224	—	—	53,919,224
Exchange Traded Funds	187,176,485	—	—	187,176,485
Futures	597,658	—	—	597,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$126,517,033	$—	$—	$126,517,033

Total Assets	$1,981,855,532	$—	$—	$1,981,855,532

Total Liabilities	$—	$—	$—	$—

Total	$1,981,855,532	$—	$—	$1,981,855,532

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$597,658	*

Total		$597,658

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$28,488,041	$28,488,041

Total	$28,488,041	$28,488,041

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(6,141,013)	$(6,141,013)

Total	$(6,141,013)	$(6,141,013)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$200,545,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$387,091,114
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$613,668,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 1%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$ 4,625,866	$16,604,133	$10,903,440

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,157,585,534
Aggregate gross unrealized depreciation	(24,969,241)

Net unrealized appreciation	$1,132,616,293

Federal income tax cost of investments in securities and derivative instruments, if applicable	$849,239,239

For the six months ended June 30, 2024, the Portfolio incurred approximately $2,382 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $8,138,853)	$35,108,619
Unaffiliated Issuers (Cost $830,726,483)	1,946,149,255
Cash	110,103,203
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	8,783,600
Receivable for securities sold	1,642,721
Dividends, interest and other receivables	1,386,278
Receivable for Portfolio shares sold	24,977
Securities lending income receivable	6,086
Other assets	23,180

Total assets	2,103,227,926

LIABILITIES
Payable for return of collateral on securities loaned	32,178,043
Payable for Portfolio shares repurchased	1,206,440
Payable for securities purchased	973,759
Due to broker for futures variation margin	893,276
Investment management fees payable	807,499
Distribution fees payable – Class IB	309,642
Administrative fees payable	213,715
Trustees’ fees payable	2,007
Accrued expenses	251,579

Total liabilities	36,835,960

Commitments and contingent liabilities^
NET ASSETS	$2,066,391,966

Net assets were comprised of:
Paid in capital	$766,729,207
Total distributable earnings (loss)	1,299,662,759

Net assets	$2,066,391,966

Class IB
Net asset value, offering and redemption price per share, $1,514,285,218 / 123,197,803 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.29

Class K
Net asset value, offering and redemption price per share, $552,106,748 / 44,809,759 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.32

(x)	Includes value of securities on loan of $31,395,838.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($237,955 of dividend income received from affiliates) (net of $22,897 foreign withholding tax)	$13,754,573
Interest	3,141,790
Securities lending (net)	44,443

Total income	16,940,806

EXPENSES
Investment management fees	4,886,532
Distribution fees – Class IB(a)	1,832,483
Administrative fees	1,296,294
Custodian fees	105,918
Printing and mailing expenses	97,479
Professional fees	65,180
Trustees’ fees	34,105
Distribution fees – Class IA(a)	8,697
Miscellaneous	25,404

Total expenses	8,352,092

NET INVESTMENT INCOME (LOSS)	8,588,714

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,704,135 realized gain (loss) from affiliates)	186,142,200
Futures contracts	28,488,041
Foreign currency transactions	(273)

Net realized gain (loss)	214,629,968

Change in unrealized appreciation (depreciation) on:
Investments in securities ($1,339,956 of change in unrealized appreciation (depreciation) from affiliates)	76,985,568
Futures contracts	(6,141,013)

Net change in unrealized appreciation (depreciation)	70,844,555

NET REALIZED AND UNREALIZED GAIN (LOSS)	285,474,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$294,063,237

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,588,714	$17,765,015
Net realized gain (loss)	214,629,968	162,254,289
Net change in unrealized appreciation (depreciation)	70,844,555	240,812,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	294,063,237	420,831,458

Distributions to shareholders:
Class IA	—	(652,632)
Class IB	—	(132,008,788)
Class K	—	(58,160,408)

Total distributions to shareholders	—	(190,821,828)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 12,400 and 30,585 shares, respectively ]	142,517	319,455
Capital shares issued in reinvestment of dividends and distributions [ 0 and 62,738 shares, respectively ]	—	652,632
Capital shares repurchased in connection with share class combination (Note 1) [ (600,511) and 0 shares, respectively ]	(7,381,517)	—
Capital shares repurchased [ (69,979) and (67,063) shares, respectively ]	(809,815)	(704,538)

Total Class IA transactions	(8,048,815)	267,549

Class IB
Capital shares sold [ 898,453 and 1,361,079 shares, respectively ]	10,434,477	14,154,190
Capital shares issued in connection with share class combination (Note 1) [ 600,307 and 0 shares, respectively ]	7,381,517	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,686,728 shares, respectively ]	—	132,008,788
Capital shares repurchased [ (11,131,075) and (18,898,925) shares, respectively ]	(128,617,547)	(197,334,260)

Total Class IB transactions	(110,801,553)	(51,171,282)

Class K
Capital shares sold [ 14,175 and 48,069 shares, respectively ]	163,394	498,550
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,578,944 shares, respectively ]	—	58,160,408
Capital shares repurchased [ (11,594,811) and (8,506,776) shares, respectively ]	(133,482,026)	(89,161,190)

Total Class K transactions	(133,318,632)	(30,502,232)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(252,169,000)	(81,405,965)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,894,237	148,603,665
NET ASSETS:
Beginning of period	2,024,497,729	1,875,894,064

End of period	$2,066,391,966	$2,024,497,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.66		$9.49	$12.78	$11.62	$11.26	$9.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.09	0.08	0.05	0.07	0.14
Net realized and unrealized gain (loss)	1.59		2.14	(2.43)	3.07	1.72	2.66

Total from investment operations	1.63		2.23	(2.35)	3.12	1.79	2.80

Less distributions:
Dividends from net investment income	—		(0.19)	— #	(0.05)	(0.07)	(0.15)
Distributions from net realized gains	—		(0.87)	(0.94)	(1.91)	(1.36)	(0.76)

Total dividends and distributions	—		(1.06)	(0.94)	(1.96)	(1.43)	(0.91)

Net asset value, end of period	$12.29		$10.66	$9.49	$12.78	$11.62	$11.26

Total return (b)	15.29%		23.98%	(18.42)%	27.31%	16.36%	29.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,514,285		$1,415,755	$1,306,856	$1,828,419	$1,655,697	$1,627,605
Ratio of expenses to average net assets (a)(f)	0.89%		0.89%	0.87%	0.86%	0.87%	0.87%
Ratio of net investment income (loss) to average net assets (a)(f)	0.77%		0.84%	0.74%	0.38%	0.67%	1.26%
Portfolio turnover rate^	21	%(z)	30%	31%	31%	31%	14%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.67		$9.50	$12.79	$11.62	$11.26	$9.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11	0.11	0.08	0.10	0.16
Net realized and unrealized gain (loss)	1.59		2.14	(2.43)	3.08	1.72	2.66

Total from investment operations	1.65		2.25	(2.32)	3.16	1.82	2.82

Less distributions:
Dividends from net investment income	—		(0.21)	(0.03)	(0.08)	(0.10)	(0.17)
Distributions from net realized gains	—		(0.87)	(0.94)	(1.91)	(1.36)	(0.76)

Total dividends and distributions	—		(1.08)	(0.97)	(1.99)	(1.46)	(0.93)

Net asset value, end of period	$12.32		$10.67	$9.50	$12.79	$11.62	$11.26

Total return (b)	15.46%		24.24%	(18.20)%	27.66%	16.61%	30.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$552,107		$601,731	$563,043	$874,407	$809,692	$828,137
Ratio of expenses to average net assets (a)(f)	0.64%		0.64%	0.62%	0.61%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.01%		1.08%	0.98%	0.63%	0.92%	1.51%
Portfolio turnover rate^	21	%(z)	30%	31%	31%	31%	14%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.0%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	985	$26,221

Entertainment (1.4%)
Liberty Media Corp.-Liberty Formula One, Class A*	746	47,915
Liberty Media Corp.-Liberty Formula One, Class C*	6,306	453,023
Live Nation Entertainment, Inc.*	14,278	1,338,420
Madison Square Garden Sports Corp.*	134	25,209
Netflix, Inc.*	38,711	26,125,280
ROBLOX Corp., Class A*	46,204	1,719,251
Roku, Inc.*	1,713	102,660
Spotify Technology SA*	13,129	4,119,749
TKO Group Holdings, Inc., Class A	977	105,506

		34,037,013

Interactive Media & Services (11.4%)
Alphabet, Inc., Class A	531,803	96,867,916
Alphabet, Inc., Class C	445,627	81,736,904
Meta Platforms, Inc., Class A	198,239	99,956,069
Pinterest, Inc., Class A*	53,545	2,359,728
TripAdvisor, Inc.*	517	9,208
Trump Media & Technology Group Corp.*	3,262	106,831

		281,036,656

Media (0.2%)
Liberty Broadband Corp., Class A*	366	19,984
Liberty Broadband Corp., Class C*	2,444	133,980
Nexstar Media Group, Inc., Class A	1,101	182,777
Trade Desk, Inc. (The), Class A*	39,969	3,903,772

		4,240,513

Total Communication Services		319,340,403

Consumer Discretionary (13.6%)
Automobiles (2.0%)
Tesla, Inc.*	251,453	49,757,520

Broadline Retail (6.7%)
Amazon.com, Inc.*	840,490	162,424,693
Coupang, Inc., Class A*	104,735	2,194,198
Etsy, Inc.*	6,856	404,367

		165,023,258

Distributors (0.1%)
Pool Corp.	3,370	1,035,702

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	781	85,973
Duolingo, Inc., Class A*	3,317	692,158
Grand Canyon Education, Inc.*	853	119,343
H&R Block, Inc.	2,446	132,647

		1,030,121

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	39,536	5,994,844
Booking Holdings, Inc.	2,895	11,468,542
Cava Group, Inc.*	6,821	632,648
Chipotle Mexican Grill, Inc.*	123,567	7,741,472
Choice Hotels International, Inc.(x)	2,208	262,752
Churchill Downs, Inc.	6,299	879,340
Darden Restaurants, Inc.	5,683	859,952
Domino’s Pizza, Inc.	1,097	566,414
DoorDash, Inc., Class A*	27,385	2,978,940
DraftKings, Inc., Class A*	40,185	1,533,861
Dutch Bros, Inc., Class A*	3,269	135,337
Expedia Group, Inc.*	11,434	1,440,570
Hilton Worldwide Holdings, Inc.	11,398	2,487,044
Hyatt Hotels Corp., Class A	574	87,202
Las Vegas Sands Corp.	32,373	1,432,505
Light & Wonder, Inc.*	8,159	855,716
McDonald’s Corp.	4,172	1,063,192
Norwegian Cruise Line Holdings Ltd.*	38,702	727,211
Planet Fitness, Inc., Class A*	4,272	314,376
Royal Caribbean Cruises Ltd.*	7,439	1,186,000
Starbucks Corp.	79,544	6,192,500
Texas Roadhouse, Inc., Class A	6,028	1,035,068
Vail Resorts, Inc.	2,884	519,495
Wendy’s Co. (The)	7,673	130,134
Wingstop, Inc.	2,653	1,121,317
Wyndham Hotels & Resorts, Inc.	617	45,658
Wynn Resorts Ltd.	692	61,934
Yum! Brands, Inc.	9,784	1,295,989

		53,050,013

Household Durables (0.0%)†
SharkNinja, Inc.	1,184	88,978
Tempur Sealy International, Inc.	15,169	718,100
TopBuild Corp.*	230	88,612

		895,690

Leisure Products (0.0%)†
Hasbro, Inc.	10,989	642,856
YETI Holdings, Inc.*	2,294	87,516

		730,372

Specialty Retail (2.1%)
AutoZone, Inc.*	1,427	4,229,771
Burlington Stores, Inc.*	5,733	1,375,920
CarMax, Inc.*	994	72,900
Carvana Co.*	3,337	429,539
Dick’s Sporting Goods, Inc.	468	100,550
Five Below, Inc.*	3,912	426,291
Floor & Decor Holdings, Inc., Class A*	3,464	344,356
Home Depot, Inc. (The)	71,613	24,652,059
Murphy USA, Inc.	1,703	799,490
O’Reilly Automotive, Inc.*	4,884	5,157,797
RH*	264	64,532
Ross Stores, Inc.	6,873	998,784
TJX Cos., Inc. (The)	60,585	6,670,408
Tractor Supply Co.	9,754	2,633,580
Ulta Beauty, Inc.*	3,747	1,445,855
Valvoline, Inc.*	11,678	504,490
Williams-Sonoma, Inc.	3,406	961,752

		50,868,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	967	$141,124
Deckers Outdoor Corp.*	2,310	2,235,965
Lululemon Athletica, Inc.*	10,915	3,260,310
NIKE, Inc., Class B	67,249	5,068,557
Skechers USA, Inc., Class A*	1,063	73,475

		10,779,431

Total Consumer Discretionary		333,170,181

Consumer Staples (3.5%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	167	50,943
Celsius Holdings, Inc.*	15,922	908,987
Coca-Cola Co. (The)	201,249	12,809,499
Monster Beverage Corp.*	54,763	2,735,412
PepsiCo, Inc.	98,262	16,206,350

		32,711,191

Consumer Staples Distribution & Retail (1.5%)
Casey’s General Stores, Inc.	579	220,923
Costco Wholesale Corp.	40,110	34,093,099
Performance Food Group Co.*	1,975	130,567
Sysco Corp.	27,973	1,996,993

		36,441,582

Food Products (0.0%)†
Freshpet, Inc.*	1,342	173,641
Hershey Co. (The)	1,854	340,821
Lamb Weston Holdings, Inc.	4,176	351,118
Pilgrim’s Pride Corp.*	350	13,472

		879,052

Household Products (0.6%)
Clorox Co. (The)	11,225	1,531,876
Colgate-Palmolive Co.	40,432	3,923,521
Kimberly-Clark Corp.	12,501	1,727,638
Procter & Gamble Co. (The)	47,606	7,851,182

		15,034,217

Personal Care Products (0.1%)
e.l.f. Beauty, Inc.*	4,784	1,008,085
Estee Lauder Cos., Inc. (The), Class A	7,526	800,766

		1,808,851

Total Consumer Staples		86,874,893

Energy (0.4%)
Energy Equipment & Services (0.0%)†
Weatherford International plc*	6,524	798,864

Oil, Gas & Consumable Fuels (0.4%)
Antero Midstream Corp.	11,706	172,547
Cheniere Energy, Inc.	10,612	1,855,296
Civitas Resources, Inc.	2,484	171,396
Hess Corp.	16,346	2,411,362
Matador Resources Co.	807	48,097
New Fortress Energy, Inc.	3,114	68,446
Permian Resources Corp.	12,093	195,302
Targa Resources Corp.	19,871	2,558,987
Texas Pacific Land Corp. (x)	1,675	1,229,902
Viper Energy, Inc., Class A	2,410	90,447

		8,801,782

Total Energy		9,600,646

Financials (5.8%)
Banks (0.1%)
NU Holdings Ltd., Class A*	287,772	3,709,381
Popular, Inc.	664	58,718

		3,768,099

Capital Markets (1.5%)
Ameriprise Financial, Inc.	8,264	3,530,298
Ares Management Corp., Class A	16,124	2,149,007
Blackstone, Inc.	64,520	7,987,576
Blue Owl Capital, Inc., Class A	45,363	805,193
Charles Schwab Corp. (The)	13,489	994,005
Coinbase Global, Inc., Class A*	14,993	3,331,894
FactSet Research Systems, Inc.	1,217	496,865
Goldman Sachs Group, Inc. (The)	7,675	3,471,556
Houlihan Lokey, Inc., Class A	427	57,585
Jefferies Financial Group, Inc.	4,592	228,498
KKR & Co., Inc.	17,545	1,846,436
Lazard, Inc.	9,262	353,623
LPL Financial Holdings, Inc.	6,731	1,879,968
Moody’s Corp.	14,294	6,016,774
Morgan Stanley	6,196	602,189
Morningstar, Inc.	2,413	713,886
MSCI, Inc.	4,023	1,938,080
TPG, Inc., Class A	1,883	78,050
Tradeweb Markets, Inc., Class A	4,145	439,370
XP, Inc., Class A	3,725	65,523

		36,986,376

Consumer Finance (0.2%)
Ally Financial, Inc.	3,374	133,847
American Express Co.	19,261	4,459,884
Credit Acceptance Corp.*	443	228,003
SoFi Technologies, Inc.*	14,719	97,293

		4,919,027

Financial Services (3.4%)
Apollo Global Management, Inc.	35,298	4,167,635
Block, Inc., Class A*	21,199	1,367,123
Corpay, Inc.*	6,257	1,666,927
Equitable Holdings, Inc.‡	29,541	1,207,045
Fiserv, Inc.*	16,754	2,497,016
Mastercard, Inc., Class A	74,765	32,983,327
Shift4 Payments, Inc., Class A (x)*	5,433	398,511
Toast, Inc., Class A*	40,106	1,033,532
UWM Holdings Corp., Class A (x)	5,858	40,596
Visa, Inc., Class A	142,546	37,414,049
Western Union Co. (The)	5,380	65,744
WEX, Inc.*	351	62,176

		82,903,681

Insurance (0.6%)
Allstate Corp. (The)	3,705	591,540
Arthur J Gallagher & Co.	1,347	349,291
Brown & Brown, Inc.	9,502	849,574
Everest Group Ltd.	634	241,567
Kinsale Capital Group, Inc.	1,991	767,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Markel Group, Inc.*	274	$431,731
Marsh & McLennan Cos., Inc.	6,110	1,287,499
Progressive Corp. (The)	44,581	9,259,920
RLI Corp.	228	32,077
Ryan Specialty Holdings, Inc., Class A (x)	9,251	535,725

		14,346,016

Total Financials		142,923,199

Health Care (8.0%)
Biotechnology (1.6%)
AbbVie, Inc.	69,245	11,876,902
Alnylam Pharmaceuticals, Inc.*	10,141	2,464,263
Amgen, Inc.	37,795	11,809,048
Apellis Pharmaceuticals, Inc.*	9,441	362,157
Cerevel Therapeutics Holdings, Inc.*	6,234	254,908
Exact Sciences Corp.*	6,515	275,259
Exelixis, Inc.*	21,584	484,993
Incyte Corp.*	989	59,953
Ionis Pharmaceuticals, Inc.*	12,194	581,166
Natera, Inc.*	10,233	1,108,132
Neurocrine Biosciences, Inc.*	9,017	1,241,370
Regeneron Pharmaceuticals, Inc.*	794	834,518
Sarepta Therapeutics, Inc.*	8,188	1,293,704
Ultragenyx Pharmaceutical, Inc.*	7,890	324,279
Vertex Pharmaceuticals, Inc.*	11,696	5,482,149
Viking Therapeutics, Inc.*	9,508	504,019

		38,956,820

Health Care Equipment & Supplies (1.2%)
Align Technology, Inc.*	3,971	958,718
Dexcom, Inc.*	35,774	4,056,056
Edwards Lifesciences Corp.*	10,326	953,813
GE HealthCare Technologies, Inc.	3,624	282,382
IDEXX Laboratories, Inc.*	7,455	3,632,076
Inspire Medical Systems, Inc.*	2,690	360,003
Insulet Corp.*	6,315	1,274,367
Intuitive Surgical, Inc.*	31,962	14,218,296
Masimo Corp.*	2,013	253,517
Penumbra, Inc.*	3,333	599,840
ResMed, Inc.	3,589	687,006
Stryker Corp.	9,723	3,308,251

		30,584,325

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	13,083	1,286,321
Cencora, Inc.	15,205	3,425,686
Chemed Corp.	137	74,333
Cigna Group (The)	2,295	758,658
DaVita, Inc.*	4,558	631,602
Elevance Health, Inc.	3,366	1,823,901
HCA Healthcare, Inc.	4,284	1,376,364
McKesson Corp.	5,124	2,992,621
Molina Healthcare, Inc.*	3,314	985,252
UnitedHealth Group, Inc.	5,658	2,881,393

		16,236,131

Health Care Technology (0.1%)
Doximity, Inc., Class A*	812	22,712
Veeva Systems, Inc., Class A*	13,338	2,440,987

		2,463,699

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A*	6,304	122,613
Bruker Corp.	6,010	383,498
Fortrea Holdings, Inc.*	816	19,045
IQVIA Holdings, Inc.*	1,842	389,473
Medpace Holdings, Inc.*	2,298	946,431
Repligen Corp.*	720	90,763
Waters Corp.*	3,251	943,180
West Pharmaceutical Services, Inc.	3,985	1,312,619

		4,207,622

Pharmaceuticals (4.3%)
Eli Lilly and Co.	76,961	69,678,950
Intra-Cellular Therapies, Inc.*	9,306	637,368
Merck & Co., Inc.	229,412	28,401,206
Zoetis, Inc.	34,133	5,917,297

		104,634,821

Total Health Care		197,083,418

Industrials (4.3%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	6,493	1,910,500
Boeing Co. (The)*	8,624	1,569,654
BWX Technologies, Inc.	1,681	159,695
General Electric Co.	21,173	3,365,872
HEICO Corp.	3,985	891,086
HEICO Corp., Class A	7,344	1,303,707
Howmet Aerospace, Inc.	2,235	173,503
Loar Holdings, Inc.*	851	45,452
Lockheed Martin Corp.	6,181	2,887,145
Spirit AeroSystems Holdings, Inc., Class A*	1,310	43,060
TransDigm Group, Inc.	995	1,271,222

		13,620,896

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	2,080	259,563

Building Products (0.3%)
AAON, Inc.	6,174	538,620
Advanced Drainage Systems, Inc.	2,277	365,208
Armstrong World Industries, Inc.	1,323	149,816
AZEK Co., Inc. (The), Class A*	9,111	383,846
Builders FirstSource, Inc.*	987	136,611
Carlisle Cos., Inc.	581	235,427
Lennox International, Inc.	2,898	1,550,372
Simpson Manufacturing Co., Inc.	360	60,671
Trane Technologies plc	6,984	2,297,247
Trex Co., Inc.*	9,799	726,302

		6,444,120

Commercial Services & Supplies (0.8%)
Cintas Corp.	7,420	5,195,929
Copart, Inc.*	73,522	3,981,952
Rollins, Inc.	25,266	1,232,728
Tetra Tech, Inc.	1,036	211,841
Veralto Corp.	10,049	959,378
Waste Management, Inc.	36,273	7,738,482

		19,320,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	3,178	$966,493
EMCOR Group, Inc.	1,661	606,398
Quanta Services, Inc.	4,019	1,021,188
WillScot Mobile Mini Holdings Corp.*	4,909	184,775

		2,778,854

Electrical Equipment (0.1%)
Generac Holdings, Inc.*	2,608	344,830
Rockwell Automation, Inc.	953	262,342
Vertiv Holdings Co., Class A	32,374	2,802,617

		3,409,789

Ground Transportation (1.0%)
Avis Budget Group, Inc. (x)	610	63,757
Lyft, Inc., Class A*	22,488	317,081
Old Dominion Freight Line, Inc.	17,764	3,137,122
Saia, Inc.*	1,398	663,057
Uber Technologies, Inc.*	181,774	13,211,334
U-Haul Holding Co. (Nasdaq Stock Exchange)*	301	18,581
U-Haul Holding Co. (New York Stock Exchange)	3,925	235,579
Union Pacific Corp.	26,437	5,981,636
XPO, Inc.*	10,335	1,097,060

		24,725,207

Industrial Conglomerates (0.1%)
3M Co.	9,297	950,060
Honeywell International, Inc.	9,138	1,951,329

		2,901,389

Machinery (0.2%)
Caterpillar, Inc.	6,282	2,092,534
Illinois Tool Works, Inc.	10,044	2,380,026
Lincoln Electric Holdings, Inc.	1,392	262,587

		4,735,147

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	4,261	48,277

Professional Services (0.8%)
Automatic Data Processing, Inc.	34,510	8,237,192
Booz Allen Hamilton Holding Corp.	11,578	1,781,854
Broadridge Financial Solutions, Inc.	9,667	1,904,399
Dayforce, Inc.*	1,420	70,432
Equifax, Inc.	2,233	541,413
KBR, Inc.	1,034	66,321
Paychex, Inc.	10,441	1,237,885
Paycom Software, Inc.	2,900	414,816
Paycor HCM, Inc.*	636	8,077
Paylocity Holding Corp.*	3,963	522,522
TransUnion	1,000	74,160
Verisk Analytics, Inc.	12,881	3,472,073

		18,331,144

Trading Companies & Distributors (0.3%)
Core & Main, Inc., Class A*	9,855	482,304
Fastenal Co.	43,638	2,742,212
Ferguson plc	1,225	237,221
SiteOne Landscape Supply, Inc.*	1,487	180,537
United Rentals, Inc.	1,454	940,345
WW Grainger, Inc.	3,420	3,085,661

		7,668,280

Total Industrials		104,242,976

Information Technology (49.0%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	23,301	8,166,534
Motorola Solutions, Inc.	7,095	2,739,025
Ubiquiti, Inc.	168	24,471

		10,930,030

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	62,291	4,196,545
CDW Corp.	6,111	1,367,886
Cognex Corp.	839	39,231
Jabil, Inc.	870	94,647
Zebra Technologies Corp., Class A*	990	305,841

		6,004,150

IT Services (0.6%)
Cloudflare, Inc., Class A*	27,117	2,246,101
EPAM Systems, Inc.*	316	59,443
Gartner, Inc.*	6,816	3,060,793
Globant SA*	2,859	509,645
GoDaddy, Inc., Class A*	12,784	1,786,053
MongoDB, Inc.*	6,159	1,539,504
Okta, Inc.*	6,246	584,688
Snowflake, Inc., Class A*	28,592	3,862,493
Twilio, Inc., Class A*	3,118	177,134
VeriSign, Inc.*	509	90,500

		13,916,354

Semiconductors & Semiconductor Equipment (17.0%)
Advanced Micro Devices, Inc.*	96,122	15,591,950
Applied Materials, Inc.	69,172	16,323,900
Astera Labs, Inc.*	99	5,991
Broadcom, Inc.	41,140	66,051,504
Enphase Energy, Inc.*	11,914	1,187,945
Entegris, Inc.	13,615	1,843,471
KLA Corp.	12,186	10,047,479
Lam Research Corp.	11,817	12,583,332
Lattice Semiconductor Corp.*	10,662	618,289
Marvell Technology, Inc.	6,200	433,380
MKS Instruments, Inc.	356	46,487
Monolithic Power Systems, Inc.	4,247	3,489,675
NVIDIA Corp.	2,151,714	265,822,748
Onto Innovation, Inc.*	1,138	249,859
QUALCOMM, Inc.	94,767	18,875,691
Teradyne, Inc.	12,607	1,869,492
Texas Instruments, Inc.	9,964	1,938,297
Universal Display Corp.	2,125	446,781

		417,426,271

Software (19.2%)
Adobe, Inc.*	40,529	22,515,481
Appfolio, Inc., Class A*	1,988	486,205
AppLovin Corp., Class A*	23,717	1,973,729
Atlassian Corp., Class A*	14,193	2,510,458
Autodesk, Inc.*	19,486	4,821,811
Bentley Systems, Inc., Class B	12,669	625,342
BILL Holdings, Inc.*	2,305	121,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	24,655	$7,587,576
Confluent, Inc., Class A*	21,855	645,378
Crowdstrike Holdings, Inc., Class A*	19,733	7,561,488
Datadog, Inc., Class A*	27,032	3,505,780
DocuSign, Inc.*	18,370	982,795
DoubleVerify Holdings, Inc.*	7,389	143,864
Dropbox, Inc., Class A*	6,856	154,054
Dynatrace, Inc.*	23,531	1,052,777
Elastic NV*	7,356	837,922
Fair Isaac Corp.*	1,839	2,737,646
Five9, Inc.*	6,625	292,162
Fortinet, Inc.*	46,577	2,807,196
Gitlab, Inc., Class A*	10,712	532,601
Guidewire Software, Inc.*	3,367	464,276
HashiCorp, Inc., Class A*	6,801	229,126
HubSpot, Inc.*	4,419	2,606,282
Intuit, Inc.	24,704	16,235,716
Manhattan Associates, Inc.*	5,538	1,366,114
Microsoft Corp.#	672,860	300,734,777
MicroStrategy, Inc., Class A*	90	123,973
nCino, Inc.*	4,618	145,236
Nutanix, Inc., Class A*	6,235	354,460
Oracle Corp.	142,106	20,065,367
Palantir Technologies, Inc., Class A*	181,955	4,608,920
Palo Alto Networks, Inc.*	27,857	9,443,801
Pegasystems, Inc.	4,030	243,936
Procore Technologies, Inc.*	9,519	631,205
PTC, Inc.*	6,497	1,180,310
RingCentral, Inc., Class A*	7,428	209,469
Salesforce, Inc.	71,937	18,495,003
SentinelOne, Inc., Class A*	3,336	70,223
ServiceNow, Inc.*	18,576	14,613,182
Smartsheet, Inc., Class A*	11,462	505,245
Synopsys, Inc.*	13,766	8,191,596
Teradata Corp.*	8,772	303,160
Tyler Technologies, Inc.*	3,259	1,638,560
UiPath, Inc., Class A*	30,216	383,139
Unity Software, Inc.*	11,940	194,144
Workday, Inc., Class A*	19,142	4,279,385
Zscaler, Inc.*	8,278	1,590,949

		470,803,108

Technology Hardware, Storage & Peripherals (11.6%)
Apple, Inc.	1,315,234	277,014,585
Dell Technologies, Inc., Class C	3,539	488,064
HP, Inc.	21,404	749,568
NetApp, Inc.	8,346	1,074,965
Pure Storage, Inc., Class A*	22,864	1,468,097
Super Micro Computer, Inc.*	4,481	3,671,507

		284,466,786

Total Information Technology		1,203,546,699

Materials (0.6%)
Chemicals (0.5%)
Celanese Corp.	2,568	346,397
Chemours Co. (The)	997	22,502
Ecolab, Inc.	19,601	4,665,038
RPM International, Inc.	2,597	279,645
Sherwin-Williams Co. (The)	19,327	5,767,757

		11,081,339

Construction Materials (0.1%)
Eagle Materials, Inc.	2,333	507,334
Martin Marietta Materials, Inc.	311	168,500
Vulcan Materials Co.	3,087	767,675

		1,443,509

Containers & Packaging (0.0%)†
Avery Dennison Corp.	2,731	597,133
Sealed Air Corp.	710	24,701

		621,834

Metals & Mining (0.0%)†
Cleveland-Cliffs, Inc.*	13,838	212,967
Southern Copper Corp. (x)	7,792	839,510

		1,052,477

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	4,065	334,672

Total Materials		14,533,831

Real Estate (0.5%)
Real Estate Management & Development (0.0%)†
Jones Lang LaSalle, Inc.*	1,324	271,791

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	7,490	1,136,982

Specialized REITs (0.4%)
American Tower Corp. (REIT)	42,233	8,209,251
Equinix, Inc. (REIT)	463	350,306
Iron Mountain, Inc. (REIT)	15,033	1,347,257
Lamar Advertising Co. (REIT), Class A	1,983	237,028
Public Storage (REIT)	2,174	625,351

		10,769,193

Total Real Estate		12,177,966

Utilities (0.2%)
Electric Utilities (0.1%)
Constellation Energy Corp.	4,529	907,023
NRG Energy, Inc.	7,908	615,717

		1,522,740

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	31,154	2,678,621

Total Utilities		4,201,361

Total Common Stocks (98.9%) (Cost $594,524,286)		2,427,695,573

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	200,000	200,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,554,732	$2,554,732

Total Investment Companies		2,754,732

Total Short-Term Investments (0.1%) (Cost $2,754,732)		2,754,732

Total Investments in Securities (99.0%) (Cost $597,279,018)		2,430,450,305
Other Assets Less Liabilities (1.0%)		23,638,333

Net Assets (100%)		$2,454,088,638

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,939,000.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $2,739,449. This was collateralized by $48,032 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/15/24 – 2/15/54 and by cash of $2,754,732 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	29,541	1,068,963	25,701	(113,652)	32,557	193,476	1,207,045	13,679	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	81	9/2024	USD	22,362,075	88,447

					88,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$319,340,403	$—	$—	$319,340,403
Consumer Discretionary	333,170,181	—	—	333,170,181
Consumer Staples	86,874,893	—	—	86,874,893
Energy	9,600,646	—	—	9,600,646
Financials	142,923,199	—	—	142,923,199
Health Care	197,083,418	—	—	197,083,418
Industrials	104,242,976	—	—	104,242,976
Information Technology	1,203,546,699	—	—	1,203,546,699
Materials	14,533,831	—	—	14,533,831
Real Estate	12,177,966	—	—	12,177,966
Utilities	4,201,361	—	—	4,201,361
Futures	88,447	—	—	88,447
Short-Term Investments
Investment Companies	2,754,732	—	—	2,754,732

Total Assets	$2,430,538,752	$—	$—	$2,430,538,752

Total Liabilities	$—	$—	$—	$—

Total	$2,430,538,752	$—	$—	$2,430,538,752

Fair Values of Derivative Instruments as of June 30, 2024:
	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$88,447	*

Total		$88,447

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,829,055	$1,829,055

Total	$1,829,055	$1,829,055

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(189,562)	$(189,562)

Total	$(189,562)	$(189,562)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$15,578,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$245,411,594
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$372,643,517

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,844,502,944
Aggregate gross unrealized depreciation	(11,843,430)

Net unrealized appreciation	$1,832,659,514

Federal income tax cost of investments in securities and derivative instruments, if applicable	$597,879,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $760,918)	$1,207,045
Unaffiliated Issuers (Cost $596,518,100)	2,429,243,260
Cash	17,070,426
Receivable for securities sold	254,378,400
Receivable for Portfolio shares sold	530,086
Dividends, interest and other receivables	457,476
Securities lending income receivable	3,059
Other assets	25,808

Total assets	2,702,915,560

LIABILITIES
Payable for securities purchased	243,214,883
Payable for return of collateral on securities loaned	2,754,732
Payable for Portfolio shares repurchased	1,350,425
Investment management fees payable	676,209
Distribution fees payable - Class IB	486,504
Administrative fees payable	181,977
Due to broker for futures variation margin	69,565
Accrued expenses	92,627

Total liabilities	248,826,922

Commitments and contingent liabilities^
NET ASSETS	$2,454,088,638

Net assets were comprised of:
Paid in capital	$443,478,086
Total distributable earnings (loss)	2,010,610,552

Net assets	$2,454,088,638

Class IB
Net asset value, offering and redemption price per share, $2,410,817,973 / 94,015,377 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.64

Class K
Net asset value, offering and redemption price per share, $43,270,665 / 1,608,303 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.90

(x)	Includes value of securities on loan of $2,739,449.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($13,679 of dividend income received from affiliates) (net of $4,728 foreign withholding tax)	$8,395,470
Interest	353,143
Securities lending (net)	6,298

Total income	8,754,911

EXPENSES
Investment management fees	3,916,387
Distribution fees - Class IB(a)	2,623,864
Administrative fees	1,052,114
Distribution fees - Class IA(a)	152,080
Printing and mailing expenses	109,984
Professional fees	64,635
Custodian fees	43,511
Trustees’ fees	37,148
Recoupment fees	6,003
Miscellaneous	71,761

Total expenses	8,077,487

NET INVESTMENT INCOME (LOSS)	677,424

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($32,557 realized gain (loss) from affiliates)	161,981,143
Futures contracts	1,829,055

Net realized gain (loss)	163,810,198

Change in unrealized appreciation (depreciation) on:
Investments in securities ($193,476 of change in unrealized appreciation (depreciation) from affiliates)	257,499,987
Futures contracts	(189,562)

Net change in unrealized appreciation (depreciation)	257,310,425

NET REALIZED AND UNREALIZED GAIN (LOSS)	421,120,623

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$421,798,047

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$677,424	$4,780,325
Net realized gain (loss)	163,810,198	79,540,669
Net change in unrealized appreciation (depreciation)	257,310,425	563,809,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	421,798,047	648,130,168

Distributions to shareholders:
Class IA	—	(4,421,126)
Class IB	—	(74,949,704)
Class K	—	(2,363,844)

Total distributions to shareholders	—	(81,734,674)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 271,292 and 559,087 shares, respectively ]	6,594,846	11,055,678
Capital shares issued in reinvestment of dividends and distributions [ 0 and 202,915 shares, respectively ]	—	4,421,126
Capital shares repurchased in connection with share class combination (Note 1) [ (5,202,250) and 0 shares, respectively ]	(139,279,483)	—
Capital shares repurchased [ (490,996) and (968,115) shares, respectively ]	(11,910,828)	(19,293,134)

Total Class IA transactions	(144,595,465)	(3,816,330)

Class IB
Capital shares sold [ 3,660,218 and 6,448,572 shares, respectively ]	85,765,432	123,962,188
Capital shares issued in connection with share class combination (Note 1) [ 5,439,992 and 0 shares, respectively ]	139,279,483	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,596,029 shares, respectively ]	—	74,949,704
Capital shares repurchased [ (7,053,367) and (10,995,751) shares, respectively ]	(164,174,549)	(211,100,244)

Total Class IB transactions	60,870,366	(12,188,352)

Class K
Capital shares sold [ 170,565 and 380,200 shares, respectively ]	4,193,816	7,588,656
Capital shares issued in reinvestment of dividends and distributions [ 0 and 108,183 shares, respectively ]	—	2,363,844
Capital shares repurchased [ (1,298,170) and (565,761) shares, respectively ]	(32,034,026)	(11,399,935)

Total Class K transactions	(27,840,210)	(1,447,435)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(111,565,309)	(17,452,117)

TOTAL INCREASE (DECREASE) IN NET ASSETS	310,232,738	548,943,377
NET ASSETS:
Beginning of period	2,143,855,900	1,594,912,523

End of period	$2,454,088,638	$2,143,855,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$21.33		$15.68	$24.17	$20.77	$16.12	$12.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.05	0.05	0.01	0.06	0.10
Net realized and unrealized gain (loss)	4.30		6.44	(7.11)	5.52	5.91	4.41

Total from investment operations	4.31		6.49	(7.06)	5.53	5.97	4.51

Less distributions:
Dividends from net investment income	—		(0.05)	(0.05)	(0.01)	(0.06)	(0.10)
Distributions from net realized gains	—		(0.79)	(1.38)	(2.12)	(1.26)	(1.16)

Total dividends and distributions	—		(0.84)	(1.43)	(2.13)	(1.32)	(1.26)

Net asset value, end of period	$25.64		$21.33	$15.68	$24.17	$20.77	$16.12

Total return (b)	20.21%		41.54%	(29.53)%	26.70%	37.36%	35.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,410,818		$1,961,762	$1,456,693	$2,179,853	$1,860,794	$1,440,121
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%		0.73%	0.72%	0.71%	0.73%	0.73%
Before waivers (a)(f)	0.71%		0.73%	0.72%	0.71%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.05%		0.24%	0.25%	0.05%	0.31%	0.63%
Before waivers (a)(f)	0.05%		0.24%	0.25%	0.05%	0.31%	0.63%
Portfolio turnover rate^	11	%(z)	11%	12%	14%	13%	15%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.35		$16.39	$25.19	$21.56	$16.69	$13.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.10	0.10	0.07	0.10	0.14
Net realized and unrealized gain (loss)	4.52		6.74	(7.43)	5.74	6.13	4.56

Total from investment operations	4.55		6.84	(7.33)	5.81	6.23	4.70

Less distributions:
Dividends from net investment income	—		(0.09)	(0.09)	(0.06)	(0.10)	(0.14)
Distributions from net realized gains	—		(0.79)	(1.38)	(2.12)	(1.26)	(1.16)

Total dividends and distributions	—		(0.88)	(1.47)	(2.18)	(1.36)	(1.30)

Net asset value, end of period	$26.90		$22.35	$16.39	$25.19	$21.56	$16.69

Total return (b)	20.36%		41.93%	(29.38)%	27.04%	37.68%	35.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,271		$61,154	$46,114	$69,901	$75,541	$58,629
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%		0.48%	0.47%	0.47%	0.48%	0.48%
Before waivers (a)(f)	0.47%		0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.28%		0.49%	0.50%	0.30%	0.56%	0.87%
Before waivers (a)(f)	0.28%		0.49%	0.50%	0.30%	0.56%	0.87%
Portfolio turnover rate^	11	%(z)	11%	12%	14%	13%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Entertainment (2.1%)
Liberty Media Corp.-Liberty Formula One, Class C*	3,658	$262,791
Live Nation Entertainment, Inc.*	10,192	955,398
Netflix, Inc.*	103,612	69,925,667
ROBLOX Corp., Class A*	33,726	1,254,944
Spotify Technology SA*	23,995	7,529,391
Walt Disney Co. (The)	226,721	22,511,128

		102,439,319

Interactive Media & Services (7.9%)
Alphabet, Inc., Class A	536,862	97,789,413
Alphabet, Inc., Class C	664,573	121,895,980
Meta Platforms, Inc., Class A	303,576	153,069,091
Pinterest, Inc., Class A*	46,476	2,048,197
Trump Media & Technology Group Corp.*	2,625	85,969

		374,888,650

Media (0.1%)
Liberty Broadband Corp., Class C*	366	20,064
Nexstar Media Group, Inc., Class A	259	42,997
Trade Desk, Inc. (The), Class A*	50,821	4,963,687

		5,026,748

Total Communication Services		482,354,717

Consumer Discretionary (11.4%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A*	131,140	3,683,067

Automobiles (1.5%)
Tesla, Inc.*	367,262	72,673,804

Broadline Retail (4.8%)
Alibaba Group Holding Ltd. (ADR)	46,140	3,322,080
Amazon.com, Inc.*	1,121,512	216,732,194
Coupang, Inc., Class A*	91,606	1,919,146
Etsy, Inc.*	8,626	508,761
MercadoLibre, Inc.*	2,709	4,451,971

		226,934,152

Distributors (0.0%)†
Pool Corp.	2,966	911,541

Diversified Consumer Services (0.0%)†
Duolingo, Inc., Class A*	3,082	643,121
H&R Block, Inc.	3,726	202,061

		845,182

Hotels, Restaurants & Leisure (2.4%)
Airbnb, Inc., Class A*	100,279	15,205,305
Booking Holdings, Inc.	6,075	24,066,113
Cava Group, Inc.*	6,407	594,249
Chipotle Mexican Grill, Inc.*	190,485	11,933,885
Choice Hotels International, Inc.	943	112,217
Churchill Downs, Inc.	4,279	597,348
Darden Restaurants, Inc.	3,993	604,221
Domino’s Pizza, Inc.	1,047	540,598
DoorDash, Inc., Class A*	53,679	5,839,202
DraftKings, Inc., Class A*	29,795	1,137,275
Dutch Bros, Inc., Class A*	942	38,999
Expedia Group, Inc.*	9,753	1,228,780
Hilton Worldwide Holdings, Inc.	9,433	2,058,281
Las Vegas Sands Corp.	23,665	1,047,176
Light & Wonder, Inc.*	5,504	577,260
Marriott International, Inc., Class A	14,229	3,440,145
McDonald’s Corp.	37,047	9,441,057
Norwegian Cruise Line Holdings Ltd.*	8,111	152,406
Norwegian Cruise Line Holdings Ltd.*	17,168	322,587
Planet Fitness, Inc., Class A*	2,063	151,816
Royal Caribbean Cruises Ltd.*	5,270	840,196
Starbucks Corp.	287,377	22,372,299
Texas Roadhouse, Inc., Class A	5,311	911,952
Vail Resorts, Inc.	1,732	311,985
Wendy’s Co. (The)	1,136	19,267
Wingstop, Inc.	2,320	980,571
Yum China Holdings, Inc.	94,774	2,922,830
Yum! Brands, Inc.	38,331	5,077,324

		112,525,344

Household Durables (0.1%)
DR Horton, Inc.	37,685	5,310,947
SharkNinja, Inc.	2,174	163,376
Tempur Sealy International, Inc.	9,922	469,708
TopBuild Corp.*	434	167,207

		6,111,238

Leisure Products (0.1%)
Hasbro, Inc.	7,052	412,542
Mattel, Inc.*	245,875	3,997,927

		4,410,469

Specialty Retail (1.5%)
AutoZone, Inc.*	2,381	7,057,522
Best Buy Co., Inc.	85,300	7,189,937
Burlington Stores, Inc.*	5,317	1,276,080
CarMax, Inc.*	3,454	253,316
Carvana Co.*	4,121	530,455
Dick’s Sporting Goods, Inc.	48,846	10,494,563
Five Below, Inc.*	4,818	525,018
Floor & Decor Holdings, Inc., Class A*	7,210	716,746
Home Depot, Inc. (The)	57,030	19,632,007
Murphy USA, Inc.	4,600	2,159,516
O’Reilly Automotive, Inc.*	4,032	4,258,034
RH*	1,098	268,395
Ross Stores, Inc.	6,709	974,952
TJX Cos., Inc. (The)	49,500	5,449,950
Tractor Supply Co.	8,415	2,272,050
Ulta Beauty, Inc.*	3,448	1,330,480
Valvoline, Inc.*	6,935	299,592
Williams-Sonoma, Inc.	17,501	4,941,757

		69,630,370

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	713	104,055
Deckers Outdoor Corp.*	1,919	1,857,496
Lululemon Athletica, Inc.*	42,455	12,681,309
LVMH Moet Hennessy Louis Vuitton SE (ADR)	54,575	8,369,076
NIKE, Inc., Class B	176,228	13,282,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	30,799	$5,391,673
Skechers USA, Inc., Class A*	2,154	148,885
Under Armour, Inc., Class A*	353,167	2,355,624

		44,190,422

Total Consumer Discretionary		541,915,589

Consumer Staples (2.7%)
Beverages (1.7%)
Boston Beer Co., Inc. (The), Class A*	12,210	3,724,660
Celsius Holdings, Inc.*	71,941	4,107,112
Coca-Cola Co. (The)	355,200	22,608,480
Heineken NV (ADR)	176,300	8,518,816
Monster Beverage Corp.*	345,169	17,241,192
PepsiCo, Inc.	136,953	22,587,658

		78,787,918

Consumer Staples Distribution & Retail (0.6%)
Casey’s General Stores, Inc.	708	270,145
Costco Wholesale Corp.	33,414	28,401,566
Performance Food Group Co.*	274	18,114
Sysco Corp.	23,342	1,666,385

		30,356,210

Food Products (0.0%)†
Freshpet, Inc.*	1,215	157,209
Hershey Co. (The)	1,977	363,432
Lamb Weston Holdings, Inc.	2,703	227,268
Pilgrim’s Pride Corp.*	2,786	107,233

		855,142

Household Products (0.4%)
Clorox Co. (The)	9,564	1,305,199
Colgate-Palmolive Co.	32,849	3,187,667
Kimberly-Clark Corp.	10,548	1,457,733
Procter & Gamble Co. (The)	62,204	10,258,684

		16,209,283

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	4,231	891,556
Estee Lauder Cos., Inc. (The), Class A	5,272	560,941

		1,452,497

Total Consumer Staples		127,661,050

Energy (0.4%)
Energy Equipment & Services (0.2%)
Schlumberger NV	210,375	9,925,493
Weatherford International plc*	4,354	533,147

		10,458,640

Oil, Gas & Consumable Fuels (0.2%)
Antero Midstream Corp.	2,802	41,301
Cheniere Energy, Inc.	11,997	2,097,436
Civitas Resources, Inc.	582	40,158
ConocoPhillips	18,778	2,147,828
Hess Corp.	12,249	1,806,972
Permian Resources Corp.	3,469	56,024
Targa Resources Corp.	14,928	1,922,428
Texas Pacific Land Corp.	1,281	940,600

		9,052,747

Total Energy		19,511,387

Financials (4.7%)
Banks (0.1%)
NU Holdings Ltd., Class A*	226,357	2,917,742

Capital Markets (1.4%)
Ameriprise Financial, Inc.	6,734	2,876,698
Ares Management Corp., Class A	12,006	1,600,160
Blackstone, Inc.	71,193	8,813,693
Blue Owl Capital, Inc., Class A	30,343	538,588
Charles Schwab Corp. (The)	148,665	10,955,124
Coinbase Global, Inc., Class A*	11,873	2,638,537
FactSet Research Systems, Inc.	14,785	6,036,272
Goldman Sachs Group, Inc. (The)	6,260	2,831,523
Houlihan Lokey, Inc., Class A	1,069	144,165
Jefferies Financial Group, Inc.	1,540	76,630
KKR & Co., Inc.	51,498	5,419,650
Lazard, Inc.	4,671	178,339
LPL Financial Holdings, Inc.	5,654	1,579,162
Moody’s Corp.	11,494	4,838,169
Morgan Stanley	3,906	379,624
Morningstar, Inc.	1,629	481,940
MSCI, Inc.	22,753	10,961,258
SEI Investments Co.	87,719	5,674,542
Tradeweb Markets, Inc., Class A	4,191	444,246

		66,468,320

Consumer Finance (0.1%)
Ally Financial, Inc.	965	38,281
American Express Co.	15,602	3,612,643
Credit Acceptance Corp.*	154	79,261

		3,730,185

Financial Services (2.9%)
Apollo Global Management, Inc.	28,640	3,381,525
Block, Inc., Class A*	96,620	6,231,024
Corpay, Inc.*	4,626	1,232,413
Equitable Holdings, Inc.‡	20,973	856,957
Fiserv, Inc.*	13,854	2,064,800
Mastercard, Inc., Class A	104,335	46,028,428
PayPal Holdings, Inc.*	275,358	15,979,025
Shift4 Payments, Inc., Class A*	2,923	214,402
Toast, Inc., Class A*	35,336	910,609
Visa, Inc., Class A	236,658	62,115,625

		139,014,808

Insurance (0.2%)
Allstate Corp. (The)	3,516	561,365
Arthur J Gallagher & Co.	1,430	370,813
Brown & Brown, Inc.	8,543	763,830
Everest Group Ltd.	737	280,812
Kinsale Capital Group, Inc.	1,799	693,119
Markel Group, Inc.*	155	244,227
Marsh & McLennan Cos., Inc.	5,269	1,110,284
Progressive Corp. (The)	35,610	7,396,553
RLI Corp.	695	97,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ryan Specialty Holdings, Inc., Class A	8,917	$516,383

		12,035,165

Total Financials		224,166,220

Health Care (6.6%)
Biotechnology (1.4%)
AbbVie, Inc.	55,158	9,460,700
Alnylam Pharmaceuticals, Inc.*	59,233	14,393,619
Amgen, Inc.	29,760	9,298,512
Apellis Pharmaceuticals, Inc.*	5,073	194,600
Cerevel Therapeutics Holdings, Inc.*	2,950	120,625
CRISPR Therapeutics AG*	57,515	3,106,385
Exact Sciences Corp.*	4,325	182,731
Exelixis, Inc.*	21,321	479,083
GRAIL, Inc.*	6,338	97,415
Incyte Corp.*	2,298	139,305
Ionis Pharmaceuticals, Inc.*	8,041	383,234
Natera, Inc.*	8,478	918,083
Neurocrine Biosciences, Inc.*	7,819	1,076,442
Regeneron Pharmaceuticals, Inc.*	21,131	22,209,315
Sarepta Therapeutics, Inc.*	5,850	924,300
Ultragenyx Pharmaceutical, Inc.*	3,817	156,879
Vertex Pharmaceuticals, Inc.*	9,424	4,417,217
Viking Therapeutics, Inc.*	5,493	291,184

		67,849,629

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	73,847	7,673,442
Align Technology, Inc.*	2,724	657,655
Dexcom, Inc.*	28,767	3,261,603
Edwards Lifesciences Corp.*	26,196	2,419,725
GE HealthCare Technologies, Inc.	4,073	317,368
IDEXX Laboratories, Inc.*	6,073	2,958,766
Inspire Medical Systems, Inc.*	1,434	191,912
Insulet Corp.*	4,514	910,925
Intuitive Surgical, Inc.*	55,652	24,756,792
Masimo Corp.*	1,577	198,607
Penumbra, Inc.*	2,072	372,898
ResMed, Inc.	3,351	641,448
Stryker Corp.	7,948	2,704,307

		47,065,448

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	11,244	1,105,510
Cencora, Inc.	12,391	2,791,692
Chemed Corp.	286	155,178
Cigna Group (The)	2,092	691,553
DaVita, Inc.*	4,265	591,001
Elevance Health, Inc.	2,657	1,439,722
HCA Healthcare, Inc.	3,659	1,175,564
McKesson Corp.	14,267	8,332,499
Molina Healthcare, Inc.*	2,927	870,197
UnitedHealth Group, Inc.	16,236	8,268,345

		25,421,261

Health Care Technology (0.3%)
Doximity, Inc., Class A*	214,320	5,994,531
Veeva Systems, Inc., Class A*	53,539	9,798,172

		15,792,703

Life Sciences Tools & Services (0.4%)
Bruker Corp.	3,264	208,276
Illumina, Inc.*	38,030	3,969,571
IQVIA Holdings, Inc.*	999	211,229
Medpace Holdings, Inc.*	2,047	843,057
Thermo Fisher Scientific, Inc.	16,287	9,006,711
Waters Corp.*	2,229	646,677
West Pharmaceutical Services, Inc.	3,438	1,132,443

		16,017,964

Pharmaceuticals (3.0%)
Eli Lilly and Co.	94,621	85,667,961
Intra-Cellular Therapies, Inc.*	8,660	593,123
Merck & Co., Inc.	182,322	22,571,464
Novartis AG (ADR)	35,592	3,789,124
Novo Nordisk A/S (ADR)	109,123	15,576,217
Roche Holding AG (ADR)	107,583	3,729,903
Zoetis, Inc.	62,167	10,777,271

		142,705,063

Total Health Care		314,852,068

Industrials (3.2%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	5,447	1,602,725
Boeing Co. (The)*	125,620	22,864,096
BWX Technologies, Inc.	2,342	222,490
General Electric Co.	17,294	2,749,227
HEICO Corp.	3,561	796,275
HEICO Corp., Class A	6,323	1,122,459
Howmet Aerospace, Inc.	538	41,765
Lockheed Martin Corp.	5,078	2,371,934
TransDigm Group, Inc.	6,053	7,733,374

		39,504,345

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	46,906	5,853,400

Building Products (0.2%)
AAON, Inc.	5,999	523,353
Advanced Drainage Systems, Inc.	1,202	192,789
Armstrong World Industries, Inc.	1,462	165,557
AZEK Co., Inc. (The), Class A*	4,879	205,552
Builders FirstSource, Inc.*	281	38,893
Carlisle Cos., Inc.	689	279,189
Lennox International, Inc.	2,464	1,318,191
Trane Technologies plc	22,342	7,348,954
Trex Co., Inc.*	6,441	477,407

		10,549,885

Commercial Services & Supplies (0.3%)
Cintas Corp.	5,984	4,190,356
Copart, Inc.*	59,102	3,200,964
Rollins, Inc.	21,843	1,065,720
Tetra Tech, Inc.	1,267	259,076
Veralto Corp.	8,892	848,919
Waste Management, Inc.	29,051	6,197,741

		15,762,776

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	2,804	852,753
EMCOR Group, Inc.	1,562	570,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.	15,203	$3,862,930
WillScot Mobile Mini Holdings Corp.*	3,161	118,980

		5,404,918

Electrical Equipment (0.3%)
Eaton Corp. plc	26,451	8,293,711
Generac Holdings, Inc.*	1,353	178,894
Rockwell Automation, Inc.	392	107,910
Vertiv Holdings Co., Class A	59,001	5,107,716

		13,688,231

Ground Transportation (0.6%)
Lyft, Inc., Class A*	10,620	149,742
Old Dominion Freight Line, Inc.	14,554	2,570,236
Saia, Inc.*	1,288	610,886
Uber Technologies, Inc.*	245,191	17,820,482
U-Haul Holding Co.	1,502	90,150
Union Pacific Corp.	21,272	4,813,003
XPO, Inc.*	7,236	768,101

		26,822,600

Industrial Conglomerates (0.1%)
3M Co.	8,269	845,009
Honeywell International, Inc.	7,651	1,633,794

		2,478,803

Machinery (0.1%)
Caterpillar, Inc.	4,660	1,552,246
Deere & Co.	7,312	2,731,983
Illinois Tool Works, Inc.	8,322	1,971,981
Lincoln Electric Holdings, Inc.	580	109,411

		6,365,621

Professional Services (0.4%)
Automatic Data Processing, Inc.	27,595	6,586,651
Booz Allen Hamilton Holding Corp.	9,737	1,498,524
Broadridge Financial Solutions, Inc.	8,100	1,595,700
Dayforce, Inc.*	3,047	151,131
Equifax, Inc.	1,357	329,018
KBR, Inc.	3,790	243,091
Paychex, Inc.	8,998	1,066,803
Paycom Software, Inc.	13,969	1,998,126
Paycor HCM, Inc.*	8,220	104,394
Paylocity Holding Corp.*	2,407	317,363
Verisk Analytics, Inc.	10,508	2,832,431

		16,723,232

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	5,843	285,957
Fastenal Co.	35,894	2,255,579
Ferguson plc	1,465	283,697
SiteOne Landscape Supply, Inc.*	2,700	327,807
United Rentals, Inc.	1,030	666,132
WW Grainger, Inc.	5,960	5,377,350

		9,196,522

Total Industrials		152,350,333

Information Technology (28.8%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	35,434	12,418,908
Motorola Solutions, Inc.	5,839	2,254,146

		14,673,054

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	119,317	8,038,386
CDW Corp.	5,671	1,269,397
Jabil, Inc.	13,278	1,444,514
Zebra Technologies Corp., Class A*	466	143,961

		10,896,258

IT Services (0.8%)
Accenture plc, Class A	20,589	6,246,909
Cloudflare, Inc., Class A*	23,756	1,967,710
EPAM Systems, Inc.*	1,303	245,107
Gartner, Inc.*	15,214	6,831,999
Globant SA*	2,757	491,463
Globant SA*	597	106,421
GoDaddy, Inc., Class A*	11,437	1,597,863
MongoDB, Inc.*	7,770	1,942,189
Okta, Inc.*	6,544	612,584
Shopify, Inc., Class A*	225,844	14,916,996
Snowflake, Inc., Class A*	23,315	3,149,623
Twilio, Inc., Class A*	4,186	237,807
VeriSign, Inc.*	1,479	262,966

		38,609,637

Semiconductors & Semiconductor Equipment (10.1%)
Advanced Micro Devices, Inc.*	136,997	22,222,283
Applied Materials, Inc.	55,357	13,063,698
ARM Holdings plc (ADR)*	91,299	14,938,342
ASML Holding NV (Registered) (ADR)	1,749	1,788,755
Astera Labs, Inc.*	3,392	205,250
Broadcom, Inc.	44,783	71,900,450
Enphase Energy, Inc.*	8,453	842,849
Entegris, Inc.	12,159	1,646,329
KLA Corp.	9,842	8,114,827
Lam Research Corp.	15,430	16,430,635
Lattice Semiconductor Corp.*	9,321	540,525
Marvell Technology, Inc.	7,695	537,880
Monolithic Power Systems, Inc.	3,582	2,943,258
NVIDIA Corp.	2,327,010	287,478,815
Onto Innovation, Inc.*	1,771	388,841
QUALCOMM, Inc.	129,377	25,769,311
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	31,773	5,522,465
Teradyne, Inc.	11,238	1,666,483
Texas Instruments, Inc.	8,841	1,719,840
Universal Display Corp.	2,598	546,230

		478,267,066

Software (12.4%)
Adobe, Inc.*	45,655	25,363,179
Appfolio, Inc., Class A*	2,370	579,631
AppLovin Corp., Class A*	21,059	1,752,530
Atlassian Corp., Class A*	11,763	2,080,639
Autodesk, Inc.*	71,300	17,643,185
Bentley Systems, Inc., Class B	13,801	681,217
Cadence Design Systems, Inc.*	20,054	6,171,619
Confluent, Inc., Class A*	20,764	613,161
Crowdstrike Holdings, Inc., Class A*	15,563	5,963,586
Datadog, Inc., Class A*	22,921	2,972,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
DocuSign, Inc.*	16,342	$874,297
DoubleVerify Holdings, Inc.*	12,083	235,256
Dropbox, Inc., Class A*	13,272	298,222
Dynatrace, Inc.*	22,963	1,027,365
Elastic NV*	7,558	860,932
Fair Isaac Corp.*	3,289	4,896,203
Five9, Inc.*	7,646	337,189
Fortinet, Inc.*	39,988	2,410,077
Gitlab, Inc., Class A*	10,643	529,170
Guidewire Software, Inc.*	4,055	559,144
HashiCorp, Inc., Class A*	11,076	373,150
HubSpot, Inc.*	8,024	4,732,475
Intuit, Inc.	26,959	17,717,724
Manhattan Associates, Inc.*	5,165	1,274,102
Microsoft Corp.	734,014	328,067,557
MicroStrategy, Inc., Class A*	72	99,179
nCino, Inc.*	9,723	305,788
Nutanix, Inc., Class A*	8,503	483,396
Oracle Corp.	337,161	47,607,133
Palantir Technologies, Inc., Class A*	151,263	3,831,492
Palo Alto Networks, Inc.*	30,278	10,264,545
Pegasystems, Inc.	6,376	385,939
Procore Technologies, Inc.*	10,521	697,648
PTC, Inc.*	6,205	1,127,262
RingCentral, Inc., Class A*	9,376	264,403
Salesforce, Inc.	135,467	34,828,566
SentinelOne, Inc., Class A*	7,720	162,506
ServiceNow, Inc.*	34,389	27,052,795
Smartsheet, Inc., Class A*	13,562	597,813
Synopsys, Inc.*	21,189	12,608,726
Teradata Corp.*	12,536	433,244
Tyler Technologies, Inc.*	2,962	1,489,234
UiPath, Inc., Class A*	31,853	403,896
Unity Software, Inc.*	15,393	250,290
Workday, Inc., Class A*	66,749	14,922,406
Zscaler, Inc.*	7,576	1,456,031

		587,286,527

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	1,101,874	232,076,702
Dell Technologies, Inc., Class C	4,156	573,154
HP, Inc.	22,158	775,973
NetApp, Inc.	8,081	1,040,833
Pure Storage, Inc., Class A*	21,072	1,353,033
Super Micro Computer, Inc.*	3,760	3,080,756

		238,900,451

Total Information Technology		1,368,632,993

Materials (0.3%)
Chemicals (0.2%)
Celanese Corp.	1,312	176,976
Ecolab, Inc.	15,852	3,772,776
RPM International, Inc.	2,935	316,041
Sherwin-Williams Co. (The)	15,563	4,644,466

		8,910,259

Construction Materials (0.0%)†
Eagle Materials, Inc.	1,504	327,060
Martin Marietta Materials, Inc.	424	229,723
Vulcan Materials Co.	2,823	702,024

		1,258,807

Containers & Packaging (0.0%)†
Avery Dennison Corp.	2,578	563,680

Metals & Mining (0.1%)
Cleveland-Cliffs, Inc.*	4,282	65,900
Freeport-McMoRan, Inc.	38,470	1,869,642
Southern Copper Corp.	5,360	577,486

		2,513,028

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,049	168,694

Total Materials		13,414,468

Real Estate (0.2%)
Real Estate Management & Development (0.0%)†
Jones Lang LaSalle, Inc.*	574	117,831

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	5,258	798,164

Specialized REITs (0.2%)
American Tower Corp. (REIT)	33,796	6,569,267
Equinix, Inc. (REIT)	494	373,760
Iron Mountain, Inc. (REIT)	10,110	906,058
Lamar Advertising Co. (REIT), Class A	751	89,767
Public Storage (REIT)	2,045	588,244

		8,527,096

Total Real Estate		9,443,091

Utilities (0.1%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	4,002	801,481
NRG Energy, Inc.	7,400	576,164

		1,377,645

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	25,635	2,204,097

Total Utilities		3,581,742

Total Common Stocks (68.5%) (Cost $1,150,452,742)		3,257,883,658

EXCHANGE TRADED FUNDS (ETF):
Equity (20.6%)
iShares Core S&P 500 ETF	2,079	1,137,691
iShares Morningstar Growth ETF‡	2,867,225	233,420,787
iShares Morningstar U.S. Equity ETF	15,692	1,179,568
iShares Morningstar Value ETF	30,936	2,361,122
iShares Russell 1000 ETF	3,225	959,567
iShares Russell 1000 Growth ETF	200,973	73,256,668
iShares S&P 500 Growth ETF	381,600	35,313,264
SPDR Portfolio S&P 500 Growth ETF	2,401,000	192,392,130
SPDR Portfolio S&P 500 Value ETF	40,100	1,954,474
Vanguard Growth ETF	454,622	170,033,174
Vanguard Large-Cap ETF	600	149,772
Vanguard Russell 1000 Growth ETF	2,799,800	262,649,238
Vanguard Russell 1000 Value	29,900	2,289,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Value ETF	14,900	$2,390,109
		—

Total Exchange Traded Funds (20.6%) (Cost $472,805,269)		979,487,007

SHORT-TERM INVESTMENTS:
Investment Companies (4.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	206,580,838	206,622,154

Total Short-Term Investments (4.4%) (Cost $206,644,198)		206,622,154

Total Investments in Securities (93.5%) (Cost $1,829,902,209)		4,443,992,819
Other Assets Less Liabilities (6.5%)		309,654,756

Net Assets (100%)		$4,753,647,575

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	20,973	842,756	—	(166,675)	56,402	124,474	856,957	10,895	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	2,867,225	214,523,138	6,962,984	(28,666,994)	5,534,024	35,067,635	233,420,787	509,647	—

Total		215,365,894	6,962,984	(28,833,669)	5,590,426	35,192,109	234,277,744	520,542	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	626	9/2024	USD	249,489,170	232,711
S&P 500 E-Mini Index	836	9/2024	USD	230,798,700	680,570

					913,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$482,354,717	$—	$—	$482,354,717
Consumer Discretionary	541,915,589	—	—	541,915,589
Consumer Staples	127,661,050	—	—	127,661,050
Energy	19,511,387	—	—	19,511,387
Financials	224,166,220	—	—	224,166,220
Health Care	314,852,068	—	—	314,852,068
Industrials	152,350,333	—	—	152,350,333
Information Technology	1,368,632,993	—	—	1,368,632,993
Materials	13,414,468	—	—	13,414,468
Real Estate	9,443,091	—	—	9,443,091
Utilities	3,581,742	—	—	3,581,742
Exchange Traded Funds	979,487,007	—	—	979,487,007
Futures	913,281	—	—	913,281
Short-Term Investments
Investment Companies	206,622,154	—	—	206,622,154

Total Assets	$4,444,906,100	$—	$—	$4,444,906,100

Total Liabilities	$—	$—	$—	$—

Total	$4,444,906,100	$—	$—	$4,444,906,100

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$913,281	*

Total		$913,281

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$68,233,492	$68,233,492

Total	$68,233,492	$68,233,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(14,343,490)	$(14,343,490)

Total	$(14,343,490)	$(14,343,490)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$433,762,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$411,053,769
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$766,638,233

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 22%)*	Net Proceeds of Sales and Redemptions (affiliated 18%)*	Net Realized Gain (Loss)
$ 90,834,456	$139,985,892	$60,527,690

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,621,295,534
Aggregate gross unrealized depreciation	(45,023,223)

Net unrealized appreciation	$2,576,272,311

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,868,633,789

For the six months ended June 30, 2024, the Portfolio incurred approximately $6,209 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $81,855,366)	$234,277,744
Unaffiliated Issuers (Cost $1,748,046,843)	4,209,715,075
Cash	248,146,564
Foreign cash (Cost $2,580)	2,579
Cash held as collateral at broker for futures	19,230,200
Receivable for securities sold	208,668,554
Dividends, interest and other receivables	2,471,007
Receivable for Portfolio shares sold	40,602
Other assets	50,958

Total assets	4,922,603,283

LIABILITIES
Payable for securities purchased	158,735,101
Payable for Portfolio shares repurchased	4,375,964
Due to broker for futures variation margin	2,201,735
Investment management fees payable	1,735,826
Distribution fees payable – Class IB	953,247
Administrative fees payable	486,961
Trustees’ fees payable	944
Accrued expenses	465,930

Total liabilities	168,955,708

Commitments and contingent liabilities^
NET ASSETS	$4,753,647,575

Net assets were comprised of:
Paid in capital	$1,856,991,431
Total distributable earnings (loss)	2,896,656,144

Net assets	$4,753,647,575

Class IB
Net asset value, offering and redemption price per share, $4,701,820,670 / 135,618,803 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.67

Class K
Net asset value, offering and redemption price per share, $51,826,905 / 1,399,144 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.04

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024

(Unaudited)

INVESTMENT INCOME
Dividends ($520,542 of dividend income received from affiliates) (net of $122,486 foreign withholding tax)	$19,451,368
Interest	6,795,454
Securities lending (net)	88,823

Total income	26,335,645

EXPENSES
Investment management fees	10,176,838
Distribution fees – Class IB(a)	5,484,053
Administrative fees	2,855,854
Printing and mailing expenses	211,222
Custodian fees	146,395
Professional fees	102,585
Distribution fees – Class IA(a)	91,760
Trustees’ fees	74,166
Miscellaneous	46,386

Total expenses	19,189,259

NET INVESTMENT INCOME (LOSS)	7,146,386

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,590,426 realized gain (loss) from affiliates)	299,210,784
Futures contracts	68,233,492
Foreign currency transactions	(2,035)

Net realized gain (loss)	367,442,241

Change in unrealized appreciation (depreciation) on:
Investments in securities ($35,192,109 of change in unrealized appreciation (depreciation) from affiliates)	411,194,692
Futures contracts	(14,343,490)
Foreign currency translations	(7,949)

Net change in unrealized appreciation (depreciation)	396,843,253

NET REALIZED AND UNREALIZED GAIN (LOSS)	764,285,494

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$771,431,880

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,146,386	$16,904,288
Net realized gain (loss)	367,442,241	396,647,022
Net change in unrealized appreciation (depreciation)	396,843,253	890,024,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	771,431,880	1,303,575,768

Distributions to shareholders:
Class IA	—	(5,878,666)
Class IB	—	(356,946,395)
Class K	—	(4,019,559)

Total distributions to shareholders	—	(366,844,620)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,472 and 31,203 shares, respectively ]	252,862	895,751
Capital shares issued in reinvestment of dividends and distributions [ 0 and 192,989 shares, respectively ]	—	5,878,666
Capital shares repurchased in connection with share class combination (Note 1) [ (2,265,369) and 0 shares, respectively ]	(83,238,983)	—
Capital shares repurchased [ (98,856) and (246,841) shares, respectively ]	(3,326,112)	(7,218,619)

Total Class IA transactions	(86,312,233)	(444,202)

Class IB
Capital shares sold [ 595,941 and 1,417,256 shares, respectively ]	19,044,813	39,447,906
Capital shares issued in connection with share class combination (Note 1) [ 2,402,718 and 0 shares, respectively ]	83,238,983	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,423,126 shares, respectively ]	—	356,946,395
Capital shares repurchased [ (11,005,228) and (19,193,040) shares, respectively ]	(350,467,340)	(534,892,089)

Total Class IB transactions	(248,183,544)	(138,497,788)

Class K
Capital shares sold [ 17,574 and 69,996 shares, respectively ]	600,308	2,054,732
Capital shares issued in reinvestment of dividends and distributions [ 0 and 131,145 shares, respectively ]	—	4,019,559
Capital shares repurchased [ (193,597) and (276,124) shares, respectively ]	(6,658,182)	(7,981,680)

Total Class K transactions	(6,057,874)	(1,907,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(340,553,651)	(140,849,379)

TOTAL INCREASE (DECREASE) IN NET ASSETS	430,878,229	795,881,769
NET ASSETS:
Beginning of period	4,322,769,346	3,526,887,577

End of period	$4,753,647,575	$4,322,769,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.25		$23.02	$38.09	$39.79	$34.95	$28.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.12	0.01	(0.07)	0.02	0.14
Net realized and unrealized gain (loss)	5.37		8.78	(11.52)	9.64	10.90	9.39

Total from investment operations	5.42		8.90	(11.51)	9.57	10.92	9.53

Less distributions:
Dividends from net investment income	—		(0.12)	(0.02)	—	(0.03)	(0.15)
Distributions from net realized gains	—		(2.55)	(3.54)	(11.27)	(6.05)	(2.89)

Total dividends and distributions	—		(2.67)	(3.56)	(11.27)	(6.08)	(3.04)

Net asset value, end of period	$34.67		$29.25	$23.02	$38.09	$39.79	$34.95

Total return (b)	18.53%		38.97%	(30.57)%	24.38%	31.99%	33.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,701,821		$4,200,505	$3,428,797	$5,431,974	$4,962,811	$4,351,634
Ratio of expenses to average net assets (a)(f)	0.85%		0.86%	0.85%	0.82%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	0.31%		0.42%	0.04%	(0.17)%	0.06%	0.41%
Portfolio turnover rate^	10	%(z)	23%	20%	29%	20%	17%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.21		$24.42	$40.11	$41.32	$36.09	$29.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.20	0.09	0.03 †	0.13	0.23
Net realized and unrealized gain (loss)	5.73		9.33	(12.15)	10.03	11.28	9.67

Total from investment operations	5.83		9.53	(12.06)	10.06	11.41	9.90

Less distributions:
Dividends from net investment income	—		(0.19)	(0.09)	—	(0.13)	(0.23)
Distributions from net realized gains	—		(2.55)	(3.54)	(11.27)	(6.05)	(2.89)

Total dividends and distributions	—		(2.74)	(3.63)	(11.27)	(6.18)	(3.12)

Net asset value, end of period	$37.04		$31.21	$24.42	$40.11	$41.32	$36.09

Total return (b)	18.68%		39.31%	(30.39)%	24.66%	32.34%	34.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,827		$49,159	$40,291	$65,813	$527,792	$646,853
Ratio of expenses to average net assets (a)(f)	0.60%		0.61%	0.60%	0.57%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets (a)(f)	0.56%		0.67%	0.30%	0.06%	0.33%	0.66%
Portfolio turnover rate^	10	%(z)	23%	20%	29%	20%	17%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	253,168	$4,838,040
Frontier Communications Parent, Inc.*	8,652	226,509
Iridium Communications, Inc.	3,838	102,168
Liberty Global Ltd., Class A*	5,845	101,878
Liberty Global Ltd., Class C*	6,063	108,225
Verizon Communications, Inc.	148,615	6,128,883

		11,505,703

Entertainment (1.2%)
Electronic Arts, Inc.	9,427	1,313,464
Liberty Media Corp.-Liberty Formula One, Class A*	526	33,785
Liberty Media Corp.-Liberty Formula One, Class C*	4,447	319,473
Liberty Media Corp.-Liberty Live, Class A*	691	25,919
Liberty Media Corp.-Liberty Live, Class C*	1,636	62,610
Madison Square Garden Sports Corp.*	603	113,443
Playtika Holding Corp.	2,479	19,510
Roku, Inc.*	3,785	226,835
Take-Two Interactive Software, Inc.*	5,915	919,723
TKO Group Holdings, Inc., Class A	2,399	259,068
Walt Disney Co. (The)	64,773	6,431,311
Warner Bros Discovery, Inc.*	85,562	636,581

		10,361,722

Interactive Media & Services (0.1%)
IAC, Inc.*	2,621	122,794
Match Group, Inc.*	9,330	283,445
TripAdvisor, Inc.*	3,601	64,134
Trump Media & Technology Group Corp.*	759	24,857
ZoomInfo Technologies, Inc., Class A*	10,998	140,445

		635,675

Media (1.1%)
Charter Communications, Inc., Class A*	3,308	988,960
Comcast Corp., Class A	137,244	5,374,475
Fox Corp., Class A	8,379	287,986
Fox Corp., Class B	4,660	149,213
Interpublic Group of Cos., Inc. (The)	13,278	386,257
Liberty Broadband Corp., Class A*	439	23,969
Liberty Broadband Corp., Class C*	2,936	160,952
Liberty Media Corp.-Liberty SiriusXM*	5,195	115,121
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,500	55,375
New York Times Co. (The), Class A	5,666	290,156
News Corp., Class A	13,412	369,769
News Corp., Class B	4,005	113,702
Nexstar Media Group, Inc., Class A	668	110,895
Omnicom Group, Inc.	6,823	612,023
Paramount Global, Class A (x)	324	5,955
Paramount Global, Class B	20,855	216,683
Sirius XM Holdings, Inc. (x)	21,541	60,961

		9,322,452

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.	17,063	3,006,159

Total Communication Services		34,831,711

Consumer Discretionary (6.1%)
Automobile Components (0.2%)
Aptiv plc*	9,598	675,891
BorgWarner, Inc.	8,105	261,305
Gentex Corp.	8,152	274,804
Lear Corp.	1,989	227,164
QuantumScape Corp., Class A (x)*	12,351	60,767

		1,499,931

Automobiles (0.6%)
Ford Motor Co.	138,422	1,735,812
General Motors Co.	39,985	1,857,703
Harley-Davidson, Inc.	4,264	143,015
Lucid Group, Inc. (x)*	31,281	81,643
Rivian Automotive, Inc., Class A (x)*	29,002	389,207
Thor Industries, Inc.	1,792	167,462

		4,374,842

Broadline Retail (0.2%)
Dillard’s, Inc., Class A	109	48,003
eBay, Inc.	17,841	958,419
Etsy, Inc.*	1,426	84,105
Kohl’s Corp. (x)	3,892	89,477
Macy’s, Inc.	9,651	185,299
Nordstrom, Inc.	3,525	74,801
Ollie’s Bargain Outlet Holdings, Inc.*	2,148	210,869

		1,650,973

Distributors (0.1%)
Genuine Parts Co.	4,902	678,045
LKQ Corp.	9,378	390,031

		1,068,076

Diversified Consumer Services (0.1%)
ADT, Inc.	10,223	77,695
Bright Horizons Family Solutions, Inc.*	1,726	189,998
Grand Canyon Education, Inc.*	697	97,517
H&R Block, Inc.	3,937	213,504
Service Corp. International	5,027	357,570

		936,284

Hotels, Restaurants & Leisure (1.9%)
Aramark	9,228	313,937
Booking Holdings, Inc.	74	293,151
Boyd Gaming Corp.	2,419	133,287
Caesars Entertainment, Inc.*	7,580	301,229
Carnival Corp.*	35,175	658,476
Choice Hotels International, Inc.	153	18,207
Darden Restaurants, Inc.	1,980	299,614
Domino’s Pizza, Inc.	798	412,031
DoorDash, Inc., Class A*	1,552	168,827
Dutch Bros, Inc., Class A*	1,952	80,813
Hilton Worldwide Holdings, Inc.	4,218	920,368
Hyatt Hotels Corp., Class A	1,319	200,382
Marriott International, Inc., Class A	8,281	2,002,097
Marriott Vacations Worldwide Corp.	1,226	107,054
McDonald’s Corp.	23,785	6,061,369
MGM Resorts International*	8,594	381,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Penn Entertainment, Inc. (x)*	5,309	$102,756
Planet Fitness, Inc., Class A*	1,401	103,100
Royal Caribbean Cruises Ltd.*	5,457	870,010
Starbucks Corp.	8,950	696,757
Travel + Leisure Co.	2,412	108,492
Vail Resorts, Inc.	214	38,548
Wendy’s Co. (The)	3,088	52,372
Wyndham Hotels & Resorts, Inc.	2,524	186,776
Wynn Resorts Ltd.	3,330	298,035
Yum! Brands, Inc.	6,118	810,390

		15,619,995

Household Durables (0.8%)
DR Horton, Inc.	10,454	1,473,282
Garmin Ltd.	5,458	889,217
Leggett & Platt, Inc.	4,686	53,702
Lennar Corp., Class A	8,501	1,274,045
Lennar Corp., Class B	400	55,772
Mohawk Industries, Inc.*	1,870	212,413
Newell Brands, Inc.	14,619	93,708
NVR, Inc.*	105	796,799
PulteGroup, Inc.	7,372	811,657
SharkNinja, Inc.	1,870	140,530
Toll Brothers, Inc.	3,655	420,983
TopBuild Corp.*	1,030	396,828
Whirlpool Corp.	1,864	190,501

		6,809,437

Leisure Products (0.1%)
Brunswick Corp.	2,379	173,120
Hasbro, Inc.	617	36,095
Mattel, Inc.*	12,074	196,323
Polaris, Inc.	1,840	144,090
YETI Holdings, Inc.*	2,107	80,382

		630,010

Specialty Retail (1.7%)
Advance Auto Parts, Inc.	2,097	132,803
AutoNation, Inc.*	908	144,717
AutoZone, Inc.*	53	157,097
Bath & Body Works, Inc.	7,930	309,666
Best Buy Co., Inc.	7,597	640,351
CarMax, Inc.*	5,152	377,848
Carvana Co.*	2,415	310,859
Dick’s Sporting Goods, Inc.	1,823	391,672
Five Below, Inc.*	390	42,498
Floor & Decor Holdings, Inc., Class A*	2,349	233,514
GameStop Corp., Class A*	9,485	234,185
Gap, Inc. (The)	7,073	168,974
Home Depot, Inc. (The)	7,066	2,432,400
Lithia Motors, Inc., Class A	955	241,090
Lowe’s Cos., Inc.	20,192	4,451,528
O’Reilly Automotive, Inc.*	161	170,026
Penske Automotive Group, Inc.	650	96,863
RH*	422	103,154
Ross Stores, Inc.	8,919	1,296,109
TJX Cos., Inc. (The)	16,343	1,799,364
Ulta Beauty, Inc.*	226	87,207
Wayfair, Inc., Class A (x)*	3,253	171,531
Williams-Sonoma, Inc.	915	258,368

		14,251,824

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	4,268	53,649
Birkenstock Holding plc (x)*	889	48,370
Capri Holdings Ltd.*	4,343	143,666
Carter’s, Inc.	1,263	78,268
Columbia Sportswear Co.	1,172	92,682
Crocs, Inc.*	1,718	250,725
NIKE, Inc., Class B	16,203	1,221,220
PVH Corp.	2,018	213,646
Ralph Lauren Corp.	1,357	237,556
Skechers USA, Inc., Class A*	4,349	300,603
Tapestry, Inc.	8,070	345,315
Under Armour, Inc., Class A*	6,649	44,349
Under Armour, Inc., Class C*	6,821	44,541
VF Corp.	12,331	166,469

		3,241,059

Total Consumer Discretionary		50,082,431

Consumer Staples (7.9%)
Beverages (1.1%)
Boston Beer Co., Inc. (The), Class A*	256	78,093
Brown-Forman Corp., Class A	1,715	75,683
Brown-Forman Corp., Class B	6,072	262,250
Coca-Cola Co. (The)	58,459	3,720,915
Coca-Cola Consolidated, Inc.	208	225,680
Constellation Brands, Inc., Class A	5,617	1,445,142
Keurig Dr Pepper, Inc.	37,376	1,248,359
Molson Coors Beverage Co., Class B	6,169	313,570
Monster Beverage Corp.*	5,336	266,533
PepsiCo, Inc.	10,182	1,679,317

		9,315,542

Consumer Staples Distribution & Retail (2.3%)
Albertsons Cos., Inc., Class A	14,728	290,878
BJ’s Wholesale Club Holdings, Inc.*	4,649	408,368
Casey’s General Stores, Inc.	1,079	411,703
Dollar General Corp.	7,744	1,023,989
Dollar Tree, Inc.*	7,228	771,734
Grocery Outlet Holding Corp.*	3,415	75,540
Kroger Co. (The)	23,388	1,167,763
Maplebear, Inc.*	6,064	194,897
Performance Food Group Co.*	4,615	305,098
Sysco Corp.	6,654	475,029
Target Corp.	16,314	2,415,125
US Foods Holding Corp.*	8,073	427,707
Walgreens Boots Alliance, Inc.	25,234	305,205
Walmart, Inc.	153,066	10,364,099

		18,637,135

Food Products (1.5%)
Archer-Daniels-Midland Co.	17,382	1,050,742
Bunge Global SA	4,964	530,006
Campbell Soup Co.	6,767	305,801
Conagra Brands, Inc.	16,796	477,342
Darling Ingredients, Inc.*	5,587	205,322
Flowers Foods, Inc.	6,604	146,609
Freshpet, Inc.*	1,117	144,529
General Mills, Inc.	19,909	1,259,443
Hershey Co. (The)	4,478	823,191
Hormel Foods Corp.	10,219	311,577
Ingredion, Inc.	2,309	264,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
J M Smucker Co. (The)	3,637	$396,579
Kellanova	9,241	533,021
Kraft Heinz Co. (The)	31,332	1,009,517
Lamb Weston Holdings, Inc.	3,443	289,488
McCormick & Co., Inc. (Non-Voting)	8,879	629,876
Mondelez International, Inc., Class A	47,223	3,090,273
Pilgrim’s Pride Corp.*	1,316	50,653
Post Holdings, Inc.*	1,740	181,238
Seaboard Corp.	10	31,607
Tyson Foods, Inc., Class A	9,914	566,486

		12,298,142

Household Products (1.7%)
Church & Dwight Co., Inc.	8,599	891,544
Colgate-Palmolive Co.	12,895	1,251,331
Kimberly-Clark Corp.	6,983	965,050
Procter & Gamble Co. (The)	64,659	10,663,562
Reynolds Consumer Products, Inc.	1,916	53,610
Spectrum Brands Holdings, Inc.	1,032	88,680

		13,913,777

Personal Care Products (0.3%)
BellRing Brands, Inc.*	4,592	262,387
Coty, Inc., Class A*	13,865	138,928
Estee Lauder Cos., Inc. (The), Class A	5,193	552,535
Kenvue, Inc.	67,507	1,227,277

		2,181,127

Tobacco (1.0%)
Altria Group, Inc.	60,608	2,760,694
Philip Morris International, Inc.	54,823	5,555,215

		8,315,909

Total Consumer Staples		64,661,632

Energy (7.5%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	35,186	1,237,492
Halliburton Co.	31,076	1,049,747
NOV, Inc.	13,877	263,802
Schlumberger NV	50,379	2,376,881
TechnipFMC plc	15,115	395,257

		5,323,179

Oil, Gas & Consumable Fuels (6.9%)
Antero Midstream Corp.	7,382	108,811
Antero Resources Corp.*	10,223	333,576
APA Corp.	12,753	375,448
Cheniere Energy, Inc.	3,959	692,152
Chesapeake Energy Corp. (x)	4,626	380,211
Chevron Corp.	60,762	9,504,392
Chord Energy Corp.	2,178	365,207
Civitas Resources, Inc.	2,553	176,157
ConocoPhillips	41,322	4,726,410
Coterra Energy, Inc.	26,150	697,421
Devon Energy Corp.	22,182	1,051,427
Diamondback Energy, Inc.	6,268	1,254,791
DT Midstream, Inc.	3,422	243,065
EOG Resources, Inc.	20,288	2,553,651
EQT Corp.	15,446	571,193
Exxon Mobil Corp.	158,276	18,220,733
Hess Corp.	3,476	512,780
HF Sinclair Corp.	5,709	304,518
Kinder Morgan, Inc.	68,341	1,357,936
Marathon Oil Corp.	20,133	577,213
Marathon Petroleum Corp.	12,418	2,154,275
Matador Resources Co.	3,827	228,089
New Fortress Energy, Inc.	1,080	23,738
Occidental Petroleum Corp.	22,464	1,415,906
ONEOK, Inc.	20,570	1,677,483
Ovintiv, Inc.	9,453	443,062
Permian Resources Corp.	17,418	281,301
Phillips 66	14,939	2,108,939
Range Resources Corp.	8,355	280,143
Southwestern Energy Co.*	38,654	260,141
Valero Energy Corp.	11,494	1,801,799
Viper Energy, Inc., Class A	2,278	85,493
Williams Cos., Inc. (The)	42,903	1,823,378

		56,590,839

Total Energy		61,914,018

Financials (20.8%)
Banks (6.8%)
Bank of America Corp.	239,349	9,518,910
Bank OZK	3,745	153,545
BOK Financial Corp.	799	73,220
Citigroup, Inc.	67,587	4,289,071
Citizens Financial Group, Inc.	16,106	580,299
Columbia Banking System, Inc.	7,348	146,152
Comerica, Inc.	4,672	238,459
Commerce Bancshares, Inc.	4,198	234,164
Cullen/Frost Bankers, Inc.	2,072	210,577
East West Bancorp, Inc.	4,862	356,044
Fifth Third Bancorp	24,071	878,351
First Citizens BancShares, Inc., Class A	423	712,167
First Hawaiian, Inc.	4,488	93,171
First Horizon Corp.	19,238	303,383
FNB Corp.	12,535	171,479
Huntington Bancshares, Inc.	50,891	670,743
JPMorgan Chase & Co.	101,079	20,444,239
KeyCorp	32,620	463,530
M&T Bank Corp.	5,858	886,667
Pinnacle Financial Partners, Inc.	2,671	213,787
PNC Financial Services Group, Inc. (The)	14,001	2,176,875
Popular, Inc.	2,254	199,321
Prosperity Bancshares, Inc.	3,161	193,264
Regions Financial Corp.	32,384	648,975
Synovus Financial Corp.	5,143	206,697
TFS Financial Corp.	1,780	22,464
Truist Financial Corp.	47,060	1,828,281
US Bancorp	54,977	2,182,587
Webster Financial Corp.	6,015	262,194
Wells Fargo & Co.	123,576	7,339,179
Western Alliance Bancorp	3,783	237,648
Wintrust Financial Corp.	2,160	212,890
Zions Bancorp NA	5,096	221,014

		56,369,347

Capital Markets (4.7%)
Affiliated Managers Group, Inc.	1,126	175,915
Ameriprise Financial, Inc.	311	132,856
Bank of New York Mellon Corp. (The)	26,401	1,581,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
BlackRock, Inc.	5,207	$4,099,575
Carlyle Group, Inc. (The)	7,716	309,797
Cboe Global Markets, Inc.	3,718	632,283
Charles Schwab Corp. (The)	47,326	3,487,453
CME Group, Inc.	12,676	2,492,102
Coinbase Global, Inc., Class A*	1,113	247,342
Evercore, Inc., Class A	1,264	263,455
FactSet Research Systems, Inc.	866	353,562
Franklin Resources, Inc.	10,043	224,461
Goldman Sachs Group, Inc. (The)	8,130	3,677,362
Houlihan Lokey, Inc., Class A	1,646	221,979
Interactive Brokers Group, Inc., Class A	3,660	448,716
Intercontinental Exchange, Inc.	20,036	2,742,728
Invesco Ltd.	12,877	192,640
Janus Henderson Group plc	4,554	153,515
Jefferies Financial Group, Inc.	4,557	226,756
KKR & Co., Inc.	16,908	1,779,398
Lazard, Inc.	246	9,392
MarketAxess Holdings, Inc.	1,302	261,090
Morgan Stanley	38,522	3,743,953
MSCI, Inc.	1,141	549,677
Nasdaq, Inc.	13,080	788,201
Northern Trust Corp.	7,129	598,693
Raymond James Financial, Inc.	6,665	823,861
Robinhood Markets, Inc., Class A*	23,408	531,596
S&P Global, Inc.	11,037	4,922,502
SEI Investments Co.	3,562	230,426
State Street Corp.	10,624	786,176
Stifel Financial Corp.	3,498	294,357
T. Rowe Price Group, Inc.	7,731	891,462
TPG, Inc., Class A	2,226	92,268
Tradeweb Markets, Inc., Class A	2,475	262,350
Virtu Financial, Inc., Class A	2,907	65,262
XP, Inc., Class A	12,927	227,386

		38,521,703

Consumer Finance (0.9%)
Ally Financial, Inc.	8,357	331,522
American Express Co.	12,514	2,897,617
Capital One Financial Corp.	13,348	1,848,031
Credit Acceptance Corp.*	47	24,190
Discover Financial Services	8,814	1,152,959
OneMain Holdings, Inc.	3,977	192,845
SLM Corp.	7,688	159,834
SoFi Technologies, Inc. (x)*	30,576	202,107
Synchrony Financial	14,134	666,983

		7,476,088

Financial Services (4.4%)
Affirm Holdings, Inc., Class A*	8,027	242,496
Apollo Global Management, Inc.	4,635	547,254
Berkshire Hathaway, Inc., Class B*	64,554	26,260,567
Block, Inc., Class A*	11,318	729,898
Corebridge Financial, Inc.	9,009	262,342
Euronet Worldwide, Inc.*	1,522	157,527
Fidelity National Information Services, Inc.	19,815	1,493,258
Fiserv, Inc.*	14,007	2,087,603
Global Payments, Inc.	8,972	867,592
Jack Henry & Associates, Inc.	2,556	424,347
MGIC Investment Corp.	9,401	202,592
PayPal Holdings, Inc.*	36,893	2,140,901
Rocket Cos., Inc., Class A*	4,877	66,815
UWM Holdings Corp., Class A (x)	1,040	7,207
Voya Financial, Inc.	3,571	254,077
Western Union Co. (The)	9,818	119,976
WEX, Inc.*	1,334	236,305

		36,100,757

Insurance (3.9%)
Aflac, Inc.	20,163	1,800,758
Allstate Corp. (The)	7,815	1,247,743
American Financial Group, Inc.	2,529	311,118
American International Group, Inc.	23,756	1,763,645
Aon plc, Class A	6,922	2,032,161
Arch Capital Group Ltd.*	12,716	1,282,917
Arthur J Gallagher & Co.	7,084	1,836,952
Assurant, Inc.	1,833	304,736
Assured Guaranty Ltd.	1,867	144,039
Axis Capital Holdings Ltd.	2,736	193,298
Brighthouse Financial, Inc.*	2,175	94,265
Brown & Brown, Inc.	4,714	421,479
Chubb Ltd.	14,268	3,639,481
Cincinnati Financial Corp.	5,396	637,268
CNA Financial Corp.	773	35,612
Everest Group Ltd.	1,270	483,895
Fidelity National Financial, Inc.	9,146	451,995
First American Financial Corp.	3,521	189,958
Globe Life, Inc.	3,268	268,891
Hanover Insurance Group, Inc. (The)	1,257	157,678
Hartford Financial Services Group, Inc. (The)	10,464	1,052,051
Kemper Corp.	2,134	126,610
Lincoln National Corp.	5,995	186,445
Loews Corp.	6,385	477,215
Markel Group, Inc.*	346	545,178
Marsh & McLennan Cos., Inc.	15,005	3,161,854
MetLife, Inc.	21,017	1,475,183
Old Republic International Corp.	8,878	274,330
Primerica, Inc.	1,218	288,154
Principal Financial Group, Inc.	8,223	645,094
Progressive Corp. (The)	3,236	672,150
Prudential Financial, Inc.	12,671	1,484,914
Reinsurance Group of America, Inc.	2,315	475,200
RenaissanceRe Holdings Ltd.	1,827	408,353
RLI Corp.	1,371	192,886
Travelers Cos., Inc. (The)	8,055	1,637,904
Unum Group	6,725	343,715
W.R. Berkley Corp.	7,298	573,477
White Mountains Insurance Group Ltd.	88	159,936
Willis Towers Watson plc	3,603	944,490

		32,423,028

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	24,463	233,377
Annaly Capital Management, Inc. (REIT)	17,636	336,142
Rithm Capital Corp. (REIT)	17,013	185,612
Starwood Property Trust, Inc. (REIT) (x)	10,445	197,828

		952,959

Total Financials		171,843,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (15.4%)
Biotechnology (2.5%)
AbbVie, Inc.	35,490	$6,087,245
Alnylam Pharmaceuticals, Inc.*	499	121,257
Amgen, Inc.	4,180	1,306,041
Biogen, Inc.*	5,135	1,190,396
BioMarin Pharmaceutical, Inc.*	6,655	547,906
Exact Sciences Corp.*	3,889	164,310
Exelixis, Inc.*	1,674	37,615
Gilead Sciences, Inc.	44,012	3,019,663
GRAIL, Inc. (x)*	935	14,371
Incyte Corp.*	6,149	372,752
Ionis Pharmaceuticals, Inc.*	357	17,015
Moderna, Inc.*	11,392	1,352,800
Regeneron Pharmaceuticals, Inc.*	3,376	3,548,277
Roivant Sciences Ltd.*	12,352	130,561
United Therapeutics Corp.*	1,539	490,248
Vertex Pharmaceuticals, Inc.*	4,559	2,136,895

		20,537,352

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	60,999	6,338,406
Align Technology, Inc.*	1,094	264,124
Baxter International, Inc.	17,949	600,394
Becton Dickinson & Co.	10,194	2,382,440
Boston Scientific Corp.*	51,797	3,988,887
Cooper Cos., Inc. (The)	6,879	600,537
Dentsply Sirona, Inc.	7,294	181,693
Edwards Lifesciences Corp.*	17,049	1,574,816
Enovis Corp.*	1,916	86,603
Envista Holdings Corp.*	6,056	100,711
GE HealthCare Technologies, Inc.	13,617	1,061,037
Globus Medical, Inc., Class A*	3,945	270,193
Hologic, Inc.*	8,145	604,766
Masimo Corp.*	724	91,180
Medtronic plc	46,877	3,689,689
QuidelOrtho Corp.*	1,899	63,085
ResMed, Inc.	3,726	713,231
Solventum Corp.*	4,885	258,319
STERIS plc	3,474	762,682
Stryker Corp.	8,971	3,052,383
Teleflex, Inc.	1,660	349,148
Zimmer Biomet Holdings, Inc.	7,207	782,176

		27,816,500

Health Care Providers & Services (4.2%)
Acadia Healthcare Co., Inc.*	3,206	216,533
Amedisys, Inc.*	1,129	103,642
Cardinal Health, Inc.	3,485	342,645
Centene Corp.*	18,805	1,246,771
Chemed Corp.	470	255,013
Cigna Group (The)	8,935	2,953,643
CVS Health Corp.	44,481	2,627,048
Elevance Health, Inc.	6,888	3,732,332
Encompass Health Corp.	3,487	299,150
HCA Healthcare, Inc.	5,146	1,653,307
Henry Schein, Inc.*	4,502	288,578
Humana, Inc.	4,250	1,588,012
Labcorp Holdings, Inc.	2,963	603,000
McKesson Corp.	2,637	1,540,113
Molina Healthcare, Inc.*	755	224,461
Premier, Inc., Class A	4,195	78,321
Quest Diagnostics, Inc.	3,912	535,475
R1 RCM, Inc.*	5,528	69,432
Tenet Healthcare Corp.*	3,417	454,564
UnitedHealth Group, Inc.	30,228	15,393,911
Universal Health Services, Inc., Class B	2,040	377,257

		34,583,208

Health Care Technology (0.0%)†
Certara, Inc.*	4,238	58,696
Doximity, Inc., Class A*	3,904	109,195

		167,891

Life Sciences Tools & Services (2.5%)
10X Genomics, Inc., Class A*	1,210	23,534
Agilent Technologies, Inc.	10,325	1,338,430
Avantor, Inc.*	23,906	506,807
Azenta, Inc.*	1,931	101,609
Bio-Rad Laboratories, Inc., Class A*	681	185,988
Bio-Techne Corp.	5,474	392,212
Bruker Corp.	1,352	86,271
Charles River Laboratories International, Inc.*	1,800	371,844
Danaher Corp.	23,346	5,832,998
Fortrea Holdings, Inc.*	2,834	66,146
Illumina, Inc.*	5,615	586,094
IQVIA Holdings, Inc.*	5,636	1,191,676
Mettler-Toledo International, Inc.*	744	1,039,807
QIAGEN NV*	7,785	319,886
Repligen Corp.*	1,682	212,033
Revvity, Inc.	4,336	454,673
Sotera Health Co.*	4,425	52,525
Thermo Fisher Scientific, Inc.	13,468	7,447,804
Waters Corp.*	810	234,997
West Pharmaceutical Services, Inc.	1,006	331,366

		20,776,700

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	71,529	2,970,599
Catalent, Inc.*	6,378	358,635
Elanco Animal Health, Inc.*	17,350	250,361
Jazz Pharmaceuticals plc*	2,144	228,829
Johnson & Johnson	85,074	12,434,416
Organon & Co.	9,066	187,666
Perrigo Co. plc	4,776	122,648
Pfizer, Inc.	199,946	5,594,489
Royalty Pharma plc, Class A	13,793	363,721
Viatris, Inc.	41,832	444,674
Zoetis, Inc.	2,822	489,222

		23,445,260

Total Health Care		127,326,911

Industrials (14.3%)
Aerospace & Defense (3.2%)
Boeing Co. (The)*	17,136	3,118,923
BWX Technologies, Inc.	2,557	242,915
Curtiss-Wright Corp.	1,345	364,468
General Dynamics Corp.	9,628	2,793,468
General Electric Co.	30,136	4,790,720
Hexcel Corp.	2,915	182,042
Howmet Aerospace, Inc.	13,412	1,041,174
Huntington Ingalls Industries, Inc.	1,392	342,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
L3Harris Technologies, Inc.	6,676	$1,499,296
Loar Holdings, Inc.*	33	1,763
Lockheed Martin Corp.	5,120	2,391,552
Northrop Grumman Corp.	4,923	2,146,182
RTX Corp.	46,893	4,707,588
Spirit AeroSystems Holdings, Inc., Class A*	3,575	117,510
Textron, Inc.	6,704	575,605
TransDigm Group, Inc.	1,532	1,957,299
Woodward, Inc.	2,097	365,675

		26,639,071

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	4,042	356,181
Expeditors International of Washington, Inc.	4,164	519,626
FedEx Corp.	7,982	2,393,323
GXO Logistics, Inc.*	4,137	208,918
United Parcel Service, Inc., Class B	25,707	3,518,003

		6,996,051

Building Products (1.1%)
A.O. Smith Corp.	4,235	346,338
Advanced Drainage Systems, Inc.	1,454	233,207
Allegion plc	3,082	364,138
Armstrong World Industries, Inc.	1,015	114,939
AZEK Co., Inc. (The), Class A*	1,507	63,490
Builders FirstSource, Inc.*	3,845	532,186
Carlisle Cos., Inc.	1,451	587,960
Carrier Global Corp.	29,578	1,865,780
Fortune Brands Innovations, Inc.	4,395	285,411
Hayward Holdings, Inc.*	5,024	61,795
Johnson Controls International plc	24,005	1,595,612
Masco Corp.	7,756	517,093
Owens Corning	3,041	528,283
Simpson Manufacturing Co., Inc.	1,353	228,021
Trane Technologies plc	5,261	1,730,501

		9,054,754

Commercial Services & Supplies (0.5%)
Cintas Corp.	156	109,241
Clean Harbors, Inc.*	1,817	410,914
Copart, Inc.*	2,091	113,249
MSA Safety, Inc.	1,304	244,748
RB Global, Inc.	6,453	492,751
Republic Services, Inc.	7,236	1,406,244
Stericycle, Inc.*	3,248	188,806
Tetra Tech, Inc.	1,474	301,403
Veralto Corp.	4,788	457,110
Vestis Corp.	4,633	56,662

		3,781,128

Construction & Engineering (0.3%)
AECOM	4,783	421,574
API Group Corp.*	8,015	301,604
EMCOR Group, Inc.	992	362,159
MasTec, Inc.*	2,208	236,234
MDU Resources Group, Inc.	7,157	179,641
Quanta Services, Inc.	3,554	903,036
Valmont Industries, Inc.	702	192,664
WillScot Mobile Mini Holdings Corp.*	4,595	172,956

		2,769,868

Electrical Equipment (1.5%)
Acuity Brands, Inc.	1,085	261,962
AMETEK, Inc.	8,138	1,356,686
Eaton Corp. plc	14,079	4,414,470
Emerson Electric Co.	20,148	2,219,504
GE Vernova, Inc.*	9,607	1,647,696
Generac Holdings, Inc.*	1,058	139,889
Hubbell, Inc., Class B	1,888	690,026
nVent Electric plc	5,821	445,947
Regal Rexnord Corp.	2,339	316,280
Rockwell Automation, Inc.	3,669	1,010,002
Sensata Technologies Holding plc	5,266	196,896

		12,699,358

Ground Transportation (1.0%)
Avis Budget Group, Inc.(x)	367	38,359
CSX Corp.	68,895	2,304,538
JB Hunt Transport Services, Inc.	2,927	468,320
Knight-Swift Transportation Holdings, Inc., Class A	5,514	275,259
Landstar System, Inc.	1,253	231,153
Lyft, Inc., Class A*	3,956	55,779
Norfolk Southern Corp.	7,968	1,710,650
Ryder System, Inc.	1,518	188,050
Saia, Inc.*	389	184,499
Schneider National, Inc., Class B	1,654	39,961
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	153	9,445
U-Haul Holding Co. (New York Stock Exchange)	2,003	120,220
Union Pacific Corp.	11,209	2,536,148

		8,162,381

Industrial Conglomerates (0.7%)
3M Co.	15,861	1,620,836
Honeywell International, Inc.	19,419	4,146,733

		5,767,569

Machinery (3.5%)
AGCO Corp.	2,193	214,651
Allison Transmission Holdings, Inc.	3,080	233,772
Caterpillar, Inc.	14,795	4,928,214
CNH Industrial NV	30,768	311,680
Crane Co.	1,723	249,800
Cummins, Inc.	4,816	1,333,695
Deere & Co.	8,983	3,356,318
Donaldson Co., Inc.	4,231	302,770
Dover Corp.	4,834	872,295
Esab Corp.	1,992	188,105
Flowserve Corp.	4,627	222,559
Fortive Corp.	12,403	919,062
Gates Industrial Corp. plc*	7,222	114,180
Graco, Inc.	5,895	467,356
IDEX Corp.	2,670	537,204
Illinois Tool Works, Inc.	6,526	1,546,401
Ingersoll Rand, Inc.	14,226	1,292,290
ITT, Inc.	2,903	375,010
Lincoln Electric Holdings, Inc.	1,402	264,473
Middleby Corp. (The)*	1,876	230,016
Nordson Corp.	2,000	463,880
Oshkosh Corp.	2,298	248,644
Otis Worldwide Corp.	14,241	1,370,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
PACCAR, Inc.	18,133	$1,866,611
Parker-Hannifin Corp.	4,511	2,281,709
Pentair plc	5,819	446,143
RBC Bearings, Inc.*	1,002	270,320
Snap-on, Inc.	1,824	476,775
Stanley Black & Decker, Inc.	5,416	432,684
Timken Co. (The)	2,277	182,456
Toro Co. (The)	3,680	344,117
Westinghouse Air Brake Technologies Corp.	6,166	974,536
Xylem, Inc.	8,518	1,155,296

		28,473,861

Marine Transportation (0.0%)†
Kirby Corp.*	2,044	244,728

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	4,422	178,649
American Airlines Group, Inc.*	21,408	242,553
Delta Air Lines, Inc.	22,707	1,077,220
Southwest Airlines Co.	21,058	602,469
United Airlines Holdings, Inc.*	11,538	561,439

		2,662,330

Professional Services (0.8%)
Automatic Data Processing, Inc.	1,044	249,192
Broadridge Financial Solutions, Inc.	359	70,723
CACI International, Inc., Class A*	778	334,641
Clarivate plc (x)*	14,385	81,851
Concentrix Corp.	1,673	105,867
Dayforce, Inc.*	4,669	231,582
Dun & Bradstreet Holdings, Inc.	10,658	98,693
Equifax, Inc.	3,460	838,912
FTI Consulting, Inc.*	1,239	267,042
Genpact Ltd.	6,190	199,256
Jacobs Solutions, Inc.	4,394	613,886
KBR, Inc.	4,287	274,968
Leidos Holdings, Inc.	4,752	693,222
ManpowerGroup, Inc.	1,684	117,543
Parsons Corp.*	1,612	131,878
Paychex, Inc.	7,267	861,575
Paycom Software, Inc.	664	94,979
Paycor HCM, Inc.*	2,309	29,324
Robert Half, Inc.	3,601	230,392
Science Applications International Corp.	1,800	211,590
SS&C Technologies Holdings, Inc.	7,574	474,663
TransUnion	6,449	478,258

		6,690,037

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	3,675	174,673
Core & Main, Inc., Class A*	2,005	98,125
Fastenal Co.	3,168	199,077
Ferguson plc	6,654	1,288,547
MSC Industrial Direct Co., Inc., Class A	1,617	128,244
SiteOne Landscape Supply, Inc.*	991	120,317
United Rentals, Inc.	1,776	1,148,593
W.W. Grainger, Inc.	201	181,350
Watsco, Inc.	1,219	564,690
WESCO International, Inc.	1,537	243,645

		4,147,261

Total Industrials		118,088,397

Information Technology (9.4%)
Communications Equipment (1.1%)
Ciena Corp.*	5,072	244,369
Cisco Systems, Inc.	142,994	6,793,645
F5, Inc.*	2,059	354,622
Juniper Networks, Inc.	11,329	413,055
Lumentum Holdings, Inc.*	2,351	119,713
Motorola Solutions, Inc.	3,045	1,175,522
Ubiquiti, Inc.	81	11,799

		9,112,725

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	17,367	1,170,015
Arrow Electronics, Inc.*	1,897	229,082
Avnet, Inc.	3,164	162,914
CDW Corp.	2,354	526,919
Cognex Corp.	5,730	267,935
Coherent Corp.*	4,659	337,591
Corning, Inc.	27,019	1,049,688
Crane NXT Co.	1,727	106,072
IPG Photonics Corp.*	1,002	84,559
Jabil, Inc.	3,800	413,402
Keysight Technologies, Inc.*	6,142	839,919
Littelfuse, Inc.	860	219,807
TD SYNNEX Corp.	2,656	306,502
Teledyne Technologies, Inc.*	1,654	641,719
Trimble, Inc.*	8,583	479,961
Vontier Corp.	5,442	207,885
Zebra Technologies Corp., Class A*	1,417	437,754

		7,481,724

IT Services (1.9%)
Accenture plc, Class A	22,129	6,714,160
Akamai Technologies, Inc.*	5,306	477,965
Amdocs Ltd.	4,036	318,521
Cognizant Technology Solutions Corp., Class A	17,546	1,193,128
DXC Technology Co.*	6,393	122,042
EPAM Systems, Inc.*	1,835	345,182
Globant SA*	367	65,421
International Business Machines Corp.	32,353	5,595,451
Kyndryl Holdings, Inc.*	8,012	210,796
Okta, Inc.*	3,012	281,953
Twilio, Inc., Class A*	4,923	279,676
VeriSign, Inc.*	2,859	508,330

		16,112,625

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	19,302	3,130,977
Allegro MicroSystems, Inc.*	2,650	74,836
Amkor Technology, Inc.	3,973	159,000
Analog Devices, Inc.	17,474	3,988,615
Applied Materials, Inc.	2,377	560,948
Astera Labs, Inc.*	737	44,596
Cirrus Logic, Inc.*	1,894	241,788
First Solar, Inc.*	3,758	847,279
GLOBALFOUNDRIES, Inc. (x)*	3,465	175,190
Intel Corp.	150,281	4,654,203
Lattice Semiconductor Corp.*	643	37,288
MACOM Technology Solutions Holdings, Inc.*	1,966	219,150
Marvell Technology, Inc.	27,796	1,942,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Microchip Technology, Inc.	18,692	$1,710,318
Micron Technology, Inc.	38,874	5,113,097
MKS Instruments, Inc.	2,217	289,496
ON Semiconductor Corp.*	15,133	1,037,367
Onto Innovation, Inc.*	1,282	281,476
Qorvo, Inc.*	3,395	393,956
QUALCOMM, Inc.	2,442	486,398
Skyworks Solutions, Inc.	5,661	603,349
Teradyne, Inc.	480	71,179
Texas Instruments, Inc.	28,215	5,488,664
Universal Display Corp.	815	171,354
Wolfspeed, Inc.*	4,386	99,825

		31,823,289

Software (1.1%)
ANSYS, Inc.*	3,075	988,613
Aspen Technology, Inc.*	948	188,301
BILL Holdings, Inc.*	2,710	142,600
CCC Intelligent Solutions Holdings, Inc.*	14,827	164,728
Dolby Laboratories, Inc., Class A	2,059	163,135
DoubleVerify Holdings, Inc.*	2,226	43,340
Dropbox, Inc., Class A*	6,090	136,842
Fair Isaac Corp.*	131	195,014
Fortinet, Inc.*	4,094	246,745
Gen Digital, Inc.	19,836	495,503
Guidewire Software, Inc.*	1,572	216,763
HashiCorp, Inc., Class A*	739	24,897
Informatica, Inc., Class A*	2,250	69,480
MicroStrategy, Inc., Class A*	518	713,535
nCino, Inc.*	1,108	34,847
Nutanix, Inc., Class A*	6,128	348,377
PTC, Inc.*	1,640	297,939
Roper Technologies, Inc.	3,765	2,122,180
Salesforce, Inc.	5,026	1,292,185
SentinelOne, Inc., Class A*	6,778	142,677
Tyler Technologies, Inc.*	224	112,623
UiPath, Inc., Class A*	1,933	24,510
Unity Software, Inc.*	5,828	94,763
Zoom Video Communications, Inc., Class A*	8,785	519,984

		8,779,581

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	7,353	1,014,052
Hewlett Packard Enterprise Co.	45,738	968,273
HP, Inc.	26,133	915,178
NetApp, Inc.	4,009	516,359
Pure Storage, Inc., Class A*	1,308	83,987
Western Digital Corp.*	11,501	871,431

		4,369,280

Total Information Technology		77,679,224

Materials (4.5%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	7,826	2,019,499
Albemarle Corp.	4,134	394,880
Ashland, Inc.	1,760	166,302
Axalta Coating Systems Ltd.*	7,762	265,228
Celanese Corp.	2,924	394,418
CF Industries Holdings, Inc.	6,598	489,044
Chemours Co. (The)	4,865	109,803
Corteva, Inc.	24,659	1,330,106
Dow, Inc.	24,810	1,316,171
DuPont de Nemours, Inc.	14,742	1,186,584
Eastman Chemical Co.	4,121	403,734
Ecolab, Inc.	1,162	276,556
Element Solutions, Inc.	7,887	213,895
FMC Corp.	4,388	252,529
Huntsman Corp.	5,758	131,110
International Flavors & Fragrances, Inc.	9,013	858,128
Linde plc	16,945	7,435,635
LyondellBasell Industries NV, Class A	9,176	877,776
Mosaic Co. (The)	11,275	325,848
NewMarket Corp.	237	122,190
Olin Corp.	4,208	198,407
PPG Industries, Inc.	8,238	1,037,082
RPM International, Inc.	3,467	373,327
Scotts Miracle-Gro Co. (The)	1,496	97,330
Sherwin-Williams Co. (The)	736	219,645
Westlake Corp.	1,181	171,032

		20,666,259

Construction Materials (0.4%)
CRH plc	24,222	1,816,166
Eagle Materials, Inc.	292	63,498
Martin Marietta Materials, Inc.	2,040	1,105,272
Vulcan Materials Co.	3,461	860,681

		3,845,617

Containers & Packaging (0.6%)
Amcor plc	50,695	495,797
AptarGroup, Inc.	2,326	327,524
Avery Dennison Corp.	1,759	384,605
Ball Corp.	10,975	658,719
Berry Global Group, Inc.	4,082	240,226
Crown Holdings, Inc.	4,120	306,487
Graphic Packaging Holding Co.	10,717	280,893
International Paper Co.	12,210	526,861
Packaging Corp. of America	3,125	570,500
Sealed Air Corp.	4,850	168,731
Silgan Holdings, Inc.	2,920	123,604
Sonoco Products Co.	3,451	175,035
Westrock Co.	9,015	453,094

		4,712,076

Metals & Mining (1.0%)
Alcoa Corp.	6,289	250,176
ATI, Inc.*	4,348	241,097
Cleveland-Cliffs, Inc.*	11,101	170,844
Freeport-McMoRan, Inc.	50,462	2,452,453
MP Materials Corp. (x)*	4,615	58,749
Newmont Corp.	40,699	1,704,067
Nucor Corp.	8,450	1,335,776
Reliance, Inc.	2,013	574,913
Royal Gold, Inc.	2,314	289,620
Steel Dynamics, Inc.	5,238	678,321
United States Steel Corp.	7,852	296,806

		8,052,822

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	685	$56,396

Total Materials		37,333,170

Real Estate (4.6%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	7,637	420,417

Health Care REITs (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	6,105	714,102
Healthcare Realty Trust, Inc. (REIT), Class A	13,399	220,815
Healthpeak Properties, Inc. (REIT)	24,986	489,726
Medical Properties Trust, Inc. (REIT) (x)	20,919	90,161
Omega Healthcare Investors, Inc. (REIT)	8,695	297,804
Ventas, Inc. (REIT)	14,215	728,661
Welltower, Inc. (REIT)	20,866	2,175,280

		4,716,549

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	24,565	441,679
Park Hotels & Resorts, Inc. (REIT)	7,318	109,623

		551,302

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	10,014	255,758
EastGroup Properties, Inc. (REIT)	1,683	286,278
First Industrial Realty Trust, Inc. (REIT)	4,654	221,112
Prologis, Inc. (REIT)	32,585	3,659,621
Rexford Industrial Realty, Inc. (REIT)	7,599	338,839
STAG Industrial, Inc. (REIT)	6,377	229,955

		4,991,563

Office REITs (0.1%)
Boston Properties, Inc. (REIT)	6,028	371,084
Cousins Properties, Inc. (REIT)	5,338	123,575
Highwoods Properties, Inc. (REIT)	3,675	96,542
Kilroy Realty Corp. (REIT)	4,118	128,358
Vornado Realty Trust (REIT)	6,176	162,367

		881,926

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	10,782	960,784
CoStar Group, Inc.*	14,307	1,060,721
Howard Hughes Holdings, Inc.*	1,091	70,718
Jones Lang LaSalle, Inc.*	1,149	235,867
Zillow Group, Inc., Class A*	1,657	74,631
Zillow Group, Inc., Class C*	5,589	259,274

		2,661,995

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	11,899	442,167
AvalonBay Communities, Inc. (REIT)	5,000	1,034,450
Camden Property Trust (REIT)	3,646	397,815
Equity LifeStyle Properties, Inc. (REIT)	6,494	422,954
Equity Residential (REIT)	13,314	923,193
Essex Property Trust, Inc. (REIT)	2,250	612,450
Invitation Homes, Inc. (REIT)	21,570	774,147
Mid-America Apartment Communities, Inc. (REIT)	4,093	583,703
Sun Communities, Inc. (REIT)	4,347	523,118
UDR, Inc. (REIT)	11,570	476,105

		6,190,102

Retail REITs (0.6%)
Agree Realty Corp. (REIT)	3,490	216,171
Brixmor Property Group, Inc. (REIT)	10,560	243,830
Federal Realty Investment Trust (REIT)	2,904	293,217
Kimco Realty Corp. (REIT)	23,217	451,803
NNN REIT, Inc. (REIT)	6,387	272,086
Realty Income Corp. (REIT)	30,382	1,604,777
Regency Centers Corp. (REIT)	6,478	402,932
Simon Property Group, Inc. (REIT)	8,485	1,288,023

		4,772,839

Specialized REITs (1.5%)
Crown Castle, Inc. (REIT)	15,325	1,497,253
CubeSmart (REIT)	7,885	356,165
Digital Realty Trust, Inc. (REIT)	11,384	1,730,937
EPR Properties (REIT)	2,633	110,533
Equinix, Inc. (REIT)	3,163	2,393,126
Extra Space Storage, Inc. (REIT)	7,372	1,145,683
Gaming and Leisure Properties, Inc. (REIT)	9,180	415,028
Iron Mountain, Inc. (REIT)	4,402	394,507
Lamar Advertising Co. (REIT), Class A	2,295	274,321
National Storage Affiliates Trust (REIT)	2,524	104,039
Public Storage (REIT)	4,728	1,360,009
Rayonier, Inc. (REIT)	5,206	151,443
SBA Communications Corp. (REIT)	3,782	742,407
VICI Properties, Inc. (REIT), Class A	36,749	1,052,491
Weyerhaeuser Co. (REIT)	25,695	729,481

		12,457,423

Total Real Estate		37,644,116

Utilities (4.4%)
Electric Utilities (2.9%)
Alliant Energy Corp.	9,031	459,678
American Electric Power Co., Inc.	18,592	1,631,262
Avangrid, Inc.	2,499	88,790
Constellation Energy Corp.	9,338	1,870,121
Duke Energy Corp.	27,208	2,727,058
Edison International	13,410	962,972
Entergy Corp.	7,514	803,998
Evergy, Inc.	7,849	415,762
Eversource Energy	12,380	702,070
Exelon Corp.	35,272	1,220,764
FirstEnergy Corp.	20,294	776,651
IDACORP, Inc.	1,781	165,900
NextEra Energy, Inc.	72,514	5,134,716
NRG Energy, Inc.	4,454	346,788
OGE Energy Corp.	7,045	251,507
PG&E Corp.	75,359	1,315,768
Pinnacle West Capital Corp.	4,001	305,596
PPL Corp.	26,032	719,785
Southern Co. (The)	38,616	2,995,443
Xcel Energy, Inc.	19,606	1,047,157

		23,941,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.1%)
Atmos Energy Corp.	5,302	$618,478
National Fuel Gas Co.	3,210	173,950
UGI Corp.	7,395	169,346

		961,774

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	24,994	439,145
Brookfield Renewable Corp., Class A	4,761	135,117
Clearway Energy, Inc., Class A	1,220	27,645
Clearway Energy, Inc., Class C	2,888	71,305

		673,212

Multi-Utilities (1.2%)
Ameren Corp.	9,378	666,870
CenterPoint Energy, Inc.	22,329	691,752
CMS Energy Corp.	10,490	624,470
Consolidated Edison, Inc.	12,208	1,091,639
Dominion Energy, Inc.	29,544	1,447,656
DTE Energy Co.	7,287	808,930
NiSource, Inc.	15,807	455,400
Public Service Enterprise Group, Inc.	17,579	1,295,572
Sempra	22,334	1,698,724
WEC Energy Group, Inc.	11,149	874,750

		9,655,763

Water Utilities (0.1%)
American Water Works Co., Inc.	6,875	887,975
Essential Utilities, Inc.	8,874	331,266

		1,219,241

Total Utilities		36,451,776

Total Common Stocks (99.1%) (Cost $553,616,498)		817,857,268

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR (r)* (Cost $1,126)	2,145	804

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	600,000	600,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,295,759	1,295,759

Total Investment Companies		1,895,759

Total Short-Term Investments (0.2%) (Cost $1,895,759)		1,895,759

Total Investments in Securities (99.3%) (Cost $555,513,383)		819,753,831
Other Assets Less Liabilities (0.7%)		5,368,980

Net Assets (100%)		$825,122,811

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $2,125,893. This was collateralized by $351,491 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.435%, maturing 12/31/24 – 2/15/53 and by cash of $1,895,759 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	14	9/2024	USD	3,865,050	17,505
S&P Midcap 400 E-Mini Index	12	9/2024	USD	3,549,720	(32,281)

					(14,776)

See Notes to Financial Statements.

1000

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,831,711	$—	$—	$34,831,711
Consumer Discretionary	50,082,431	—	—	50,082,431
Consumer Staples	64,661,632	—	—	64,661,632
Energy	61,914,018	—	—	61,914,018
Financials	171,843,882	—	—	171,843,882
Health Care	127,326,911	—	—	127,326,911
Industrials	118,088,397	—	—	118,088,397
Information Technology	77,679,224	—	—	77,679,224
Materials	37,333,170	—	—	37,333,170
Real Estate	37,644,116	—	—	37,644,116
Utilities	36,451,776	—	—	36,451,776
Futures	17,505	—	—	17,505
Rights
Health Care	—	—	804	804
Short-Term Investments
Investment Companies	1,895,759	—	—	1,895,759

Total Assets	$819,770,532	$—	$804	$819,771,336

Liabilities:
Futures	$(32,281)	$—	$—	$(32,281)

Total Liabilities	$(32,281)	$—	$—	$(32,281)

Total	$819,738,251	$—	$804	$819,739,055

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$17,505	*

Total		$17,505

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(32,281	)*

Total		$(32,281)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1001

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$438,444	$438,444

Total	$438,444	$438,444

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(113,891)	$(113,891)

Total	$(113,891)	$(113,891)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$5,336,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$108,837,610
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$127,167,856

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,024,342
Aggregate gross unrealized depreciation	(42,422,235)

Net unrealized appreciation	$262,602,107

Federal income tax cost of investments in securities and derivative instruments, if applicable	$557,136,948

See Notes to Financial Statements.

1002

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $555,513,383)	$819,753,831
Cash	6,765,615
Receivable for securities sold	107,560,926
Dividends, interest and other receivables	794,931
Due from broker for futures variation margin	315,668
Receivable for Portfolio shares sold	169,717
Securities lending income receivable	2,364
Other assets	9,520

Total assets	935,372,572

LIABILITIES
Payable for securities purchased	107,523,686
Payable for return of collateral on securities loaned	1,895,759
Payable for Portfolio shares repurchased	292,578
Investment management fees payable	237,493
Distribution fees payable – Class IB	169,597
Administrative fees payable	62,339
Accrued expenses	68,309

Total liabilities	110,249,761

Commitments and contingent liabilities^

NET ASSETS	$825,122,811

Net assets were comprised of:
Paid in capital	$518,545,427
Total distributable earnings (loss)	306,577,384

Net assets	$825,122,811

Class IB
Net asset value, offering and redemption price per share, $824,920,735 / 78,112,460 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.56

Class K
Net asset value, offering and redemption price per share, $202,076 / 19,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.57

(x)	Includes value of securities on loan of $2,125,893.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $(144) foreign withholding tax)	$9,020,061
Interest	132,954
Securities lending (net)	20,101

Total income	9,173,116

EXPENSES
Investment management fees	1,429,941
Distribution fees – Class IB(a)	931,576
Administrative fees	377,177
Distribution fees – Class IA(a)	89,569
Printing and mailing expenses	43,801
Custodian fees	42,177
Professional fees	40,774
Trustees’ fees	13,486
Miscellaneous	33,088

Total expenses	3,001,589

NET INVESTMENT INCOME (LOSS)	6,171,527

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	34,405,632
Futures contracts	438,444

Net realized gain (loss)	34,844,076

Change in unrealized appreciation (depreciation) on:
Investments in securities	8,742,849
Futures contracts	(113,891)

Net change in unrealized appreciation (depreciation)	8,628,958

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,473,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,644,561

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,171,527	$11,609,780
Net realized gain (loss)	34,844,076	24,967,122
Net change in unrealized appreciation (depreciation)	8,628,958	41,991,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,644,561	78,568,610

Distributions to shareholders:
Class IA	—	(3,257,177)
Class IB	—	(31,683,686)
Class K	—	(8,689)

Total distributions to shareholders	—	(34,949,552)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 233,435 and 686,652 shares, respectively ]	2,422,836	6,657,658
Capital shares issued in reinvestment of dividends and distributions [ 0 and 328,733 shares, respectively ]	—	3,257,177
Capital shares repurchased in connection with share class combination (Note 1) [ (7,030,056) and 0 shares, respectively ]	(74,730,403)	—
Capital shares repurchased [ (665,063) and (1,295,623) shares, respectively ]	(6,938,288)	(12,537,739)

Total Class IA transactions	(79,245,855)	(2,622,904)

Class IB
Capital shares sold [ 3,143,365 and 6,245,883 shares, respectively ]	32,603,605	60,209,059
Capital shares issued in connection with share class combination (Note 1) [ 7,060,301 and 0 shares, respectively ]	74,730,403	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,211,447 shares, respectively ]	—	31,683,686
Capital shares repurchased [ (5,120,671) and (10,340,006) shares, respectively ]	(53,047,628)	(99,399,524)

Total Class IB transactions	54,286,380	(7,506,779)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 881 shares, respectively ]	—	8,689

Total Class K transactions	—	8,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,959,475)	(10,120,994)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,685,086	33,498,064
NET ASSETS:
Beginning of period	800,437,725	766,939,661

End of period	$825,122,811	$800,437,725

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.94		$9.39	$10.60	$9.11	$9.17	$7.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.15	0.14	0.13	0.16	0.19
Net realized and unrealized gain (loss)	0.54		0.85	(1.00)	2.06	0.04	1.82

Total from investment operations	0.62		1.00	(0.86)	2.19	0.20	2.01

Less distributions:
Dividends from net investment income	—		(0.16)	(0.14)	(0.14)	(0.16)	(0.21)
Distributions from net realized gains	—		(0.29)	(0.21)	(0.56)	(0.10)	(0.51)

Total dividends and distributions	—		(0.45)	(0.35)	(0.70)	(0.26)	(0.72)

Net asset value, end of period	$10.56		$9.94	$9.39	$10.60	$9.11	$9.17

Total return (b)	6.24%		10.71%	(8.16)%	24.20%	2.23%	25.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$824,921		$725,774	$693,798	$751,472	$621,793	$625,230
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%		0.74%	0.74%	0.73%	0.74%	0.73%
Before waivers (a)(f)	0.73%		0.74%	0.74%	0.73%	0.75%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.51%		1.51%	1.42%	1.21%	1.91%	2.12%
Before waivers (a)(f)	1.51%		1.51%	1.42%	1.21%	1.91%	2.12%
Portfolio turnover rate^	13	%(z)	13%	14%	16%	18%	16%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.93		$9.38	$10.60	$9.10	$9.16	$7.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17	0.16	0.15	0.18	0.21
Net realized and unrealized gain (loss)	0.55		0.85	(1.00)	2.07	0.04	1.82

Total from investment operations	0.64		1.02	(0.84)	2.22	0.22	2.03

Less distributions:
Dividends from net investment income	—		(0.18)	(0.17)	(0.16)	(0.18)	(0.23)
Distributions from net realized gains	—		(0.29)	(0.21)	(0.56)	(0.10)	(0.51)

Total dividends and distributions	—		(0.47)	(0.38)	(0.72)	(0.28)	(0.74)

Net asset value, end of period	$10.57		$9.93	$9.38	$10.60	$9.10	$9.16

Total return (b)	6.45%		10.98%	(8.02)%	24.61%	2.46%	25.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$202		$190	$171	$186	$149	$146
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48%		0.49%	0.49%	0.48%	0.49%	0.48%
Before waivers (a)(f)	0.48%		0.49%	0.49%	0.48%	0.50%	0.49%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.76%		1.76%	1.67%	1.47%	2.16%	2.37%
Before waivers (a)(f)	1.76%		1.76%	1.67%	1.47%	2.16%	2.37%
Portfolio turnover rate^	13	%(z)	13%	14%	16%	18%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	625,076	$11,945,202
Frontier Communications Parent, Inc.*	20,636	540,251
Iridium Communications, Inc.	9,155	243,706
Liberty Global Ltd., Class A*	13,942	243,009
Liberty Global Ltd., Class C*	14,462	258,147
Verizon Communications, Inc.	407,327	16,798,165

		30,028,480

Entertainment (0.8%)
Electronic Arts, Inc.	22,484	3,132,696
Liberty Media Corp.-Liberty Formula One, Class A*	1,255	80,609
Liberty Media Corp.-Liberty Formula One, Class C*	10,607	762,007
Liberty Media Corp.-Liberty Live, Class A*	1,648	61,816
Liberty Media Corp.-Liberty Live, Class C*	3,902	149,330
Madison Square Garden Sports Corp.*	1,438	270,531
Netflix, Inc.*	2,075	1,400,376
Playtika Holding Corp.	5,912	46,527
Roku, Inc.*	9,029	541,108
Take-Two Interactive Software, Inc.*	14,107	2,193,497
TKO Group Holdings, Inc., Class A	5,723	618,027
Walt Disney Co. (The)	178,493	17,722,570
Warner Bros Discovery, Inc.*	204,076	1,518,325

		28,497,419

Interactive Media & Services (0.7%)
Alphabet, Inc., Class C	93,808	17,206,264
IAC, Inc.*	6,253	292,953
Match Group, Inc.*	22,253	676,046
Meta Platforms, Inc., Class A	19,341	9,752,119
TripAdvisor, Inc.*	8,589	152,970
Trump Media & Technology Group Corp.*	1,812	59,343
ZoomInfo Technologies, Inc., Class A*	26,231	334,970

		28,474,665

Media (0.8%)
Charter Communications, Inc., Class A*	11,641	3,480,193
Comcast Corp., Class A	516,069	20,209,262
Fox Corp., Class A	19,986	686,919
Fox Corp., Class B	11,114	355,870
Interpublic Group of Cos., Inc. (The)	31,670	921,280
Liberty Broadband Corp., Class A*	1,049	57,275
Liberty Broadband Corp., Class C*	7,003	383,905
Liberty Media Corp.-Liberty SiriusXM*	12,392	274,607
Liberty Media Corp.-Liberty SiriusXM, Class A*	5,964	132,102
New York Times Co. (The), Class A	13,514	692,052
News Corp., Class A	31,990	881,965
News Corp., Class B	9,554	271,238
Nexstar Media Group, Inc., Class A	1,595	264,786
Omnicom Group, Inc.	16,274	1,459,778
Paramount Global, Class A (x)	775	14,244
Paramount Global, Class B	49,743	516,830
Sirius XM Holdings, Inc. (x)	51,379	145,403

		30,747,709

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.	62,571	11,023,759

Total Communication Services		128,772,032

Consumer Discretionary (5.3%)
Automobile Components (0.3%)
Aptiv plc*	22,893	1,612,125
BorgWarner, Inc.	19,332	623,264
Cie Generale des Etablissements Michelin SCA (ADR)	380,700	7,317,054
Gentex Corp.	19,443	655,424
Lear Corp.	4,745	541,926
QuantumScape Corp., Class A (x)*	29,459	144,938

		10,894,731

Automobiles (0.3%)
Ford Motor Co.	330,154	4,140,131
General Motors Co.	95,371	4,430,937
Harley-Davidson, Inc.	10,171	341,135
Lucid Group, Inc. (x)*	74,610	194,732
Rivian Automotive, Inc., Class A (x)*	69,175	928,329
Tesla, Inc.*	5,571	1,102,389
Thor Industries, Inc.	4,275	399,499

		11,537,152

Broadline Retail (0.4%)
Amazon.com, Inc.*	51,486	9,949,669
Dillard’s, Inc., Class A	259	114,061
eBay, Inc.	81,454	4,375,709
Etsy, Inc.*	3,402	200,650
Kohl’s Corp. (x)	9,284	213,439
Macy’s, Inc.	23,019	441,965
Nordstrom, Inc.	8,408	178,418
Ollie’s Bargain Outlet Holdings, Inc.*	5,124	503,023

		15,976,934

Distributors (0.1%)
Genuine Parts Co.	11,692	1,617,237
LKQ Corp.	22,369	930,327

		2,547,564

Diversified Consumer Services (0.1%)
ADT, Inc.	24,383	185,311
Bright Horizons Family Solutions, Inc.*	4,117	453,199
Grand Canyon Education, Inc.*	1,663	232,670
H&R Block, Inc.	9,390	509,220
Service Corp. International	11,990	852,849

		2,233,249

Hotels, Restaurants & Leisure (1.3%)
Aramark	22,011	748,814
Booking Holdings, Inc.	907	3,593,081
Boyd Gaming Corp.	5,771	317,982
Caesars Entertainment, Inc.*	18,080	718,499
Carnival Corp.*	83,898	1,570,571

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Choice Hotels International, Inc.	365	$43,435
Darden Restaurants, Inc.	4,723	714,684
Domino’s Pizza, Inc.	1,903	982,576
DoorDash, Inc., Class A*	3,703	402,812
Dutch Bros, Inc., Class A*	4,656	192,758
Expedia Group, Inc.*	9,371	1,180,652
Hilton Worldwide Holdings, Inc.	10,061	2,195,310
Hyatt Hotels Corp., Class A	17,780	2,701,138
Marriott International, Inc., Class A	39,788	9,619,545
Marriott Vacations Worldwide Corp.	2,925	255,411
McDonald’s Corp.	56,730	14,457,073
MGM Resorts International*	20,500	911,020
Penn Entertainment, Inc. (x)*	12,663	245,092
Planet Fitness, Inc., Class A*	3,343	246,011
Restaurant Brands International, Inc.	32,531	2,289,207
Royal Caribbean Cruises Ltd.*	13,016	2,075,141
Starbucks Corp.	21,347	1,661,864
Travel + Leisure Co.	5,755	258,860
Vail Resorts, Inc.	511	92,047
Wendy’s Co. (The)	7,365	124,910
Wyndham Hotels & Resorts, Inc.	6,020	445,480
Wynn Resorts Ltd.	7,943	710,899
Yum! Brands, Inc.	14,593	1,932,989

		50,687,861

Household Durables (1.0%)
DR Horton, Inc.	24,934	3,513,949
Garmin Ltd.	13,019	2,121,056
Leggett & Platt, Inc.	11,178	128,100
Lennar Corp., Class A	106,255	15,924,437
Lennar Corp., Class B	954	133,016
Mohawk Industries, Inc.*	4,460	506,611
Newell Brands, Inc.	34,869	223,510
NVR, Inc.*	250	1,897,140
PulteGroup, Inc.	36,403	4,007,970
SharkNinja, Inc.	4,461	335,244
Sony Group Corp. (ADR)	95,700	8,129,715
Toll Brothers, Inc.	8,719	1,004,255
TopBuild Corp.*	2,456	946,223
Whirlpool Corp.	4,447	454,483

		39,325,709

Leisure Products (0.0%)†
Brunswick Corp.	5,674	412,897
Hasbro, Inc.	1,472	86,112
Mattel, Inc.*	28,798	468,255
Polaris, Inc.	4,389	343,703
YETI Holdings, Inc.*	5,026	191,742

		1,502,709

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	5,003	316,840
AutoNation, Inc.*	2,166	345,217
AutoZone, Inc.*	903	2,676,582
Bath & Body Works, Inc.	33,931	1,325,005
Best Buy Co., Inc.	18,121	1,527,419
CarMax, Inc.*	12,290	901,349
Carvana Co.*	5,761	741,556
Dick’s Sporting Goods, Inc.	4,349	934,383
Five Below, Inc.*	932	101,560
Floor & Decor Holdings, Inc., Class A*	5,603	556,994
GameStop Corp., Class A*	22,623	558,562
Gap, Inc. (The)	16,870	403,024
Home Depot, Inc. (The)	16,854	5,801,821
Lithia Motors, Inc., Class A	2,278	575,081
Lowe’s Cos., Inc.	129,622	28,576,466
O’Reilly Automotive, Inc.*	1,085	1,145,825
Penske Automotive Group, Inc.	1,551	231,130
RH*	1,006	245,907
Ross Stores, Inc.	21,272	3,091,247
TJX Cos., Inc. (The)	38,982	4,291,918
Ulta Beauty, Inc.*	539	207,984
Wayfair, Inc., Class A*	7,759	409,132
Williams-Sonoma, Inc.	4,967	1,402,532

		56,367,534

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	10,181	127,975
Birkenstock Holding plc (x)*	2,122	115,458
Capri Holdings Ltd.*	10,539	348,630
Carter’s, Inc.	3,014	186,778
Columbia Sportswear Co.	2,795	221,029
Crocs, Inc.*	4,099	598,208
NIKE, Inc., Class B	38,647	2,912,824
PVH Corp.	4,815	509,764
Ralph Lauren Corp.	9,591	1,679,000
Skechers USA, Inc., Class A*	10,373	716,982
Tapestry, Inc.	65,944	2,821,744
Under Armour, Inc., Class A*	15,859	105,779
Under Armour, Inc., Class C*	16,271	106,250
VF Corp.	29,411	397,049

		10,847,470

Total Consumer Discretionary		201,920,913

Consumer Staples (6.0%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	609	185,776
Brown-Forman Corp., Class A	4,092	180,580
Brown-Forman Corp., Class B	14,483	625,521
Coca-Cola Co. (The)	319,411	20,330,510
Coca-Cola Consolidated, Inc.	496	538,160
Constellation Brands, Inc., Class A	39,198	10,084,861
Diageo plc	124,364	3,913,706
Keurig Dr Pepper, Inc.	89,147	2,977,510
Molson Coors Beverage Co., Class B	14,713	747,862
Monster Beverage Corp.*	12,728	635,764
PepsiCo, Inc.	64,867	10,698,514

		50,918,764

Consumer Staples Distribution & Retail (1.6%)
Albertsons Cos., Inc., Class A	35,128	693,778
BJ’s Wholesale Club Holdings, Inc.*	11,088	973,970
Casey’s General Stores, Inc.	2,573	981,754
Dollar General Corp.	18,470	2,442,288
Dollar Tree, Inc.*	17,241	1,840,821
Grocery Outlet Holding Corp.*	8,145	180,167
Kroger Co. (The)	55,783	2,785,245
Maplebear, Inc.*	14,464	464,873
Performance Food Group Co.*	11,008	727,739
Sysco Corp.	15,872	1,133,102
Target Corp.	75,174	11,128,759

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
US Foods Holding Corp.*	19,255	$1,020,130
Walgreens Boots Alliance, Inc.	60,187	727,962
Walmart, Inc.#	508,421	34,425,186

		59,525,774

Food Products (1.0%)
Archer-Daniels-Midland Co.	41,458	2,506,136
Bunge Global SA	11,840	1,264,157
Campbell Soup Co.	16,140	729,367
Conagra Brands, Inc.	40,060	1,138,505
Darling Ingredients, Inc.*	13,327	489,767
Flowers Foods, Inc.	15,752	349,694
Freshpet, Inc.*	2,664	344,695
General Mills, Inc.	47,487	3,004,028
Hershey Co. (The)	10,680	1,963,304
Hormel Foods Corp.	24,374	743,163
Ingredion, Inc.	5,507	631,653
J M Smucker Co. (The)	8,675	945,922
Kellanova	22,041	1,271,325
Kraft Heinz Co. (The)	74,731	2,407,833
Lamb Weston Holdings, Inc.	8,212	690,465
McCormick & Co., Inc. (Non-Voting)	21,177	1,502,296
Mondelez International, Inc., Class A	174,254	11,403,182
Nestle SA (Registered)	46,057	4,701,818
Pilgrim’s Pride Corp.*	3,141	120,897
Post Holdings, Inc.*	4,152	432,472
Seaboard Corp.	22	69,536
Tyson Foods, Inc., Class A	23,647	1,351,190

		38,061,405

Household Products (1.3%)
Church & Dwight Co., Inc.	20,511	2,126,581
Colgate-Palmolive Co.	30,756	2,984,562
Kimberly-Clark Corp.	37,175	5,137,585
Procter & Gamble Co. (The)	225,995	37,271,095
Reckitt Benckiser Group plc	36,869	1,995,673
Reynolds Consumer Products, Inc.	4,570	127,869
Spectrum Brands Holdings, Inc.	2,463	211,646

		49,855,011

Personal Care Products (0.2%)
BellRing Brands, Inc.*	10,954	625,912
Coty, Inc., Class A*	33,070	331,361
Estee Lauder Cos., Inc. (The), Class A	12,386	1,317,871
Kenvue, Inc.	346,202	6,293,952

		8,569,096

Tobacco (0.5%)
Altria Group, Inc.	144,559	6,584,662
Philip Morris International, Inc.	130,760	13,249,911

		19,834,573

Total Consumer Staples		226,764,623

Energy (5.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	202,860	7,134,586
Halliburton Co.	74,121	2,503,807
NOV, Inc.	33,099	629,212
Schlumberger NV	120,160	5,669,149
TechnipFMC plc	36,053	942,786

		16,879,540

Oil, Gas & Consumable Fuels (5.0%)
Antero Midstream Corp.	17,608	259,542
Antero Resources Corp.*	24,384	795,650
APA Corp.	30,418	895,506
Cameco Corp.	29,625	1,457,550
Cheniere Energy, Inc.	13,870	2,424,892
Chesapeake Energy Corp.(x)	11,033	906,802
Chevron Corp.	180,564	28,243,821
Chord Energy Corp.	5,194	870,930
Civitas Resources, Inc.	6,090	420,210
ConocoPhillips	180,170	20,607,845
Coterra Energy, Inc.	355,597	9,483,772
Devon Energy Corp.	52,908	2,507,839
Diamondback Energy, Inc.	14,951	2,993,041
DT Midstream, Inc.	8,162	579,747
EOG Resources, Inc.	96,949	12,202,971
EQT Corp.	36,842	1,362,417
Exxon Mobil Corp.	473,481	54,507,133
Hess Corp.	8,291	1,223,088
HF Sinclair Corp.	13,618	726,384
Kinder Morgan, Inc.	163,002	3,238,850
Marathon Oil Corp.	48,021	1,376,762
Marathon Petroleum Corp.	29,619	5,138,304
Matador Resources Co.	9,129	544,088
New Fortress Energy, Inc.	2,577	56,642
Occidental Petroleum Corp.	53,580	3,377,147
ONEOK, Inc.	49,063	4,001,088
Ovintiv, Inc.	22,546	1,056,731
Permian Resources Corp.	41,544	670,936
Phillips 66	35,631	5,030,028
Range Resources Corp.	19,928	668,186
Southwestern Energy Co.*	92,195	620,472
TotalEnergies SE (ADR)	125,100	8,341,668
Valero Energy Corp.	37,856	5,934,307
Viper Energy, Inc., Class A	5,434	203,938
Williams Cos., Inc. (The)	102,330	4,349,025

		187,077,312

Total Energy		203,956,852

Financials (16.6%)
Banks (5.6%)
Bank of America Corp.	724,684	28,820,683
Bank OZK	8,933	366,253
BOK Financial Corp.	1,906	174,666
Citigroup, Inc.	250,007	15,865,444
Citizens Financial Group, Inc.	71,877	2,589,728
Columbia Banking System, Inc.	17,526	348,592
Comerica, Inc.	28,708	1,465,256
Commerce Bancshares, Inc.	79,777	4,449,961
Cullen/Frost Bankers, Inc.	54,879	5,577,353
East West Bancorp, Inc.	11,597	849,248
Fifth Third Bancorp	57,412	2,094,964
First Citizens BancShares, Inc., Class A	2,304	3,879,037
First Hawaiian, Inc.	10,706	222,256
First Horizon Corp.	45,884	723,591
FNB Corp.	29,898	409,005
Huntington Bancshares, Inc.	121,382	1,599,815

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	332,688	$67,289,475
KeyCorp	77,803	1,105,581
M&T Bank Corp.	19,337	2,926,848
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	605,093	6,535,004
Pinnacle Financial Partners, Inc.	6,370	509,855
PNC Financial Services Group, Inc. (The)	102,700	15,967,796
Popular, Inc.	5,377	475,488
Prosperity Bancshares, Inc.	7,540	460,995
Regions Financial Corp.	77,240	1,547,890
Synovus Financial Corp.	12,267	493,011
TFS Financial Corp.	4,247	53,597
Truist Financial Corp.	112,244	4,360,679
US Bancorp	331,131	13,145,901
Webster Financial Corp.	14,346	625,342
Wells Fargo & Co.	405,779	24,099,215
Western Alliance Bancorp	9,024	566,888
Wintrust Financial Corp.	5,153	507,880
Zions Bancorp NA	12,156	527,206

		210,634,503

Capital Markets (3.8%)
Affiliated Managers Group, Inc.	2,685	419,477
Ameriprise Financial, Inc.	33,818	14,446,711
Bank of New York Mellon Corp. (The)	84,003	5,030,940
BlackRock, Inc.	17,426	13,719,838
Blackstone, Inc.	71,000	8,789,800
Carlyle Group, Inc. (The)	18,404	738,921
Cboe Global Markets, Inc.	8,868	1,508,092
Charles Schwab Corp. (The)	144,300	10,633,467
CME Group, Inc.	30,233	5,943,808
Coinbase Global, Inc., Class A*	2,655	590,021
Evercore, Inc., Class A	3,015	628,416
FactSet Research Systems, Inc.	2,066	843,486
Franklin Resources, Inc.	23,953	535,350
Goldman Sachs Group, Inc. (The)	22,688	10,262,236
Houlihan Lokey, Inc., Class A	3,925	529,325
Interactive Brokers Group, Inc., Class A	8,731	1,070,421
Intercontinental Exchange, Inc.	47,788	6,541,699
Invesco Ltd.	30,715	459,496
Janus Henderson Group plc	10,864	366,225
Jefferies Financial Group, Inc.	10,871	540,941
KKR & Co., Inc.	77,357	8,141,051
Lazard, Inc.	588	22,450
MarketAxess Holdings, Inc.	3,105	622,646
Morgan Stanley	202,694	19,699,830
MSCI, Inc.	2,720	1,310,360
Nasdaq, Inc.	120,124	7,238,672
Northern Trust Corp.	17,003	1,427,912
Raymond James Financial, Inc.	15,896	1,964,905
Robinhood Markets, Inc., Class A*	55,831	1,267,922
S&P Global, Inc.	26,323	11,740,058
SEI Investments Co.	8,496	549,606
State Street Corp.	25,340	1,875,160
Stifel Financial Corp.	8,344	702,148
T. Rowe Price Group, Inc.	18,441	2,126,432
TPG, Inc., Class A	5,311	220,141
Tradeweb Markets, Inc., Class A	5,903	625,718
Virtu Financial, Inc., Class A	6,935	155,691
XP, Inc., Class A	30,833	542,352

		143,831,724

Consumer Finance (1.0%)
Ally Financial, Inc.	19,934	790,782
American Express Co.	62,568	14,487,620
Capital One Financial Corp.	107,486	14,881,437
Credit Acceptance Corp.*	111	57,129
Discover Financial Services	21,024	2,750,149
OneMain Holdings, Inc.	9,487	460,025
SLM Corp.	18,338	381,247
SoFi Technologies, Inc. (x)*	72,929	482,061
Synchrony Financial	70,411	3,322,695

		37,613,145

Financial Services (2.6%)
Affirm Holdings, Inc., Class A*	19,146	578,401
Apollo Global Management, Inc.	11,056	1,305,382
Berkshire Hathaway, Inc., Class B*	157,831	64,205,651
Block, Inc., Class A*	26,996	1,740,972
Corebridge Financial, Inc.	59,006	1,718,255
Euronet Worldwide, Inc.*	3,632	375,912
Fidelity National Information Services, Inc.	61,789	4,656,419
Fiserv, Inc.*	38,377	5,719,708
Global Payments, Inc.	21,400	2,069,380
Jack Henry & Associates, Inc.	6,097	1,012,224
Mastercard, Inc., Class A	7,243	3,195,322
MGIC Investment Corp.	22,424	483,237
PayPal Holdings, Inc.*	91,799	5,327,096
Rocket Cos., Inc., Class A*	11,634	159,386
UWM Holdings Corp., Class A (x)	2,481	17,193
Visa, Inc., Class A	10,162	2,667,220
Voya Financial, Inc.	8,518	606,056
Western Union Co. (The)	89,598	1,094,887
WEX, Inc.*	3,182	563,659

		97,496,360

Insurance (3.5%)
Aflac, Inc.	48,091	4,295,007
Allstate Corp. (The)	18,641	2,976,222
American Financial Group, Inc.	6,033	742,180
American International Group, Inc.	78,047	5,794,209
Aon plc, Class A	44,396	13,033,778
Arch Capital Group Ltd.*	30,330	3,059,994
Arthur J Gallagher & Co.	16,896	4,381,302
Assurant, Inc.	4,372	726,845
Assured Guaranty Ltd.	4,455	343,703
Axis Capital Holdings Ltd.	6,526	461,062
Brighthouse Financial, Inc.*	5,189	224,891
Brown & Brown, Inc.	11,244	1,005,326
Chubb Ltd.	60,560	15,447,645
Cincinnati Financial Corp.	12,871	1,520,065
CNA Financial Corp.	1,844	84,953
Everest Group Ltd.	3,028	1,153,729
Fidelity National Financial, Inc.	21,815	1,078,097
First American Financial Corp.	8,398	453,072
Globe Life, Inc.	7,795	641,373
Hanover Insurance Group, Inc. (The)	2,999	376,195
Hartford Financial Services Group, Inc. (The)	37,535	3,773,769
Kemper Corp.	5,091	302,049

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln National Corp.	14,300	$444,730
Loews Corp.	28,982	2,166,115
Markel Group, Inc.*	825	1,299,919
Marsh & McLennan Cos., Inc.	78,266	16,492,211
MetLife, Inc.	72,781	5,108,498
Old Republic International Corp.	21,176	654,338
Primerica, Inc.	2,905	687,265
Principal Financial Group, Inc.	19,613	1,538,640
Progressive Corp. (The)	105,174	21,845,692
Prudential Financial, Inc.	30,222	3,541,716
Reinsurance Group of America, Inc.	9,703	1,991,735
RenaissanceRe Holdings Ltd.	4,358	974,057
RLI Corp.	3,269	459,916
Travelers Cos., Inc. (The)	48,982	9,960,000
Unum Group	16,042	819,907
W.R. Berkley Corp.	17,406	1,367,763
White Mountains Insurance Group Ltd.	210	381,664
Willis Towers Watson plc	8,594	2,252,831

		133,862,463

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	58,348	556,640
Annaly Capital Management, Inc. (REIT)	42,065	801,759
Rithm Capital Corp. (REIT)	40,579	442,717
Starwood Property Trust, Inc. (REIT) (x)	24,913	471,852

		2,272,968

Total Financials		625,711,163

Health Care (11.9%)
Biotechnology (1.8%)
AbbVie, Inc.	136,803	23,464,451
Alnylam Pharmaceuticals, Inc.*	1,189	288,927
Amgen, Inc.	41,969	13,113,214
Biogen, Inc.*	12,248	2,839,331
BioMarin Pharmaceutical, Inc.*	15,873	1,306,824
Exact Sciences Corp.*	9,277	391,953
Exelixis, Inc.*	3,994	89,745
Gilead Sciences, Inc.	129,304	8,871,547
GRAIL, Inc. (x)*	2,232	34,306
Incyte Corp.*	14,666	889,053
Ionis Pharmaceuticals, Inc.*	853	40,654
Moderna, Inc.*	28,496	3,383,900
Regeneron Pharmaceuticals, Inc.*	8,052	8,462,894
Roivant Sciences Ltd.*	29,461	311,403
United Therapeutics Corp.*	3,671	1,169,397
Vertex Pharmaceuticals, Inc.*	10,874	5,096,861

		69,754,460

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	181,971	18,908,607
Alcon, Inc.	92,900	8,275,532
Align Technology, Inc.*	2,608	629,649
Baxter International, Inc.	42,811	1,432,028
Becton Dickinson & Co.	24,314	5,682,425
Boston Scientific Corp.*	123,542	9,513,969
Cooper Cos., Inc. (The)	16,408	1,432,418
Dentsply Sirona, Inc.	17,398	433,384
Edwards Lifesciences Corp.*	40,665	3,756,226
Enovis Corp.*	4,570	206,564
Envista Holdings Corp.*	14,444	240,204
GE HealthCare Technologies, Inc.	32,478	2,530,686
Globus Medical, Inc., Class A*	9,411	644,559
Hologic, Inc.*	19,428	1,442,529
Masimo Corp.*	1,728	217,624
Medtronic plc	239,199	18,827,353
QuidelOrtho Corp.*	4,530	150,487
ResMed, Inc.	8,887	1,701,150
Solventum Corp.*	11,653	616,211
STERIS plc	8,286	1,819,108
Stryker Corp.	21,398	7,280,670
Teleflex, Inc.	3,959	832,697
Zimmer Biomet Holdings, Inc.	31,204	3,386,570

		89,960,650

Health Care Providers & Services (3.5%)
Acadia Healthcare Co., Inc.*	7,648	516,546
Amedisys, Inc.*	2,693	247,217
Cardinal Health, Inc.	23,707	2,330,872
Centene Corp.*	74,300	4,926,090
Chemed Corp.	1,121	608,232
Cigna Group (The)	60,588	20,028,575
CVS Health Corp.	122,600	7,240,756
Elevance Health, Inc.	25,981	14,078,065
Encompass Health Corp.	8,318	713,601
HCA Healthcare, Inc.	18,983	6,098,858
Henry Schein, Inc.*	10,738	688,306
Humana, Inc.	12,902	4,820,832
Labcorp Holdings, Inc.	27,620	5,620,946
McKesson Corp.	26,233	15,321,121
Molina Healthcare, Inc.*	1,802	535,735
Premier, Inc., Class A	10,007	186,831
Quest Diagnostics, Inc.	9,331	1,277,227
R1 RCM, Inc.*	13,185	165,604
Tenet Healthcare Corp.*	8,150	1,084,195
UnitedHealth Group, Inc.	84,622	43,094,600
Universal Health Services, Inc., Class B	4,865	899,685

		130,483,894

Health Care Technology (0.0%)†
Certara, Inc.*	10,109	140,009
Doximity, Inc., Class A*	9,311	260,429

		400,438

Life Sciences Tools & Services (1.7%)
10X Genomics, Inc., Class A*	2,887	56,152
Agilent Technologies, Inc.	24,627	3,192,398
Avantor, Inc.*	57,018	1,208,782
Azenta, Inc.*	4,607	242,420
Bio-Rad Laboratories, Inc., Class A*	1,623	443,258
Bio-Techne Corp.	13,057	935,534
Bruker Corp.	3,225	205,787
Charles River Laboratories International, Inc.*	4,294	887,055
Danaher Corp.	91,952	22,974,207
Fortrea Holdings, Inc.*	6,759	157,755
Illumina, Inc.*	13,392	1,397,857
IQVIA Holdings, Inc.*	13,442	2,842,176
Mettler-Toledo International, Inc.*	1,775	2,480,722
QIAGEN NV*	18,569	763,000

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Repligen Corp.*	4,013	$505,879
Revvity, Inc.	10,342	1,084,462
Sotera Health Co.*	10,556	125,300
Thermo Fisher Scientific, Inc.	39,507	21,847,371
Waters Corp.*	1,933	560,802
West Pharmaceutical Services, Inc.	2,399	790,207

		62,701,124

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	224,341	9,316,882
Catalent, Inc.*	15,213	855,427
Elanco Animal Health, Inc.*	41,382	597,142
Jazz Pharmaceuticals plc*	5,115	545,924
Johnson & Johnson#	285,973	41,797,814
Merck & Co., Inc.	147,024	18,201,571
Organon & Co.	21,625	447,637
Perrigo Co. plc	11,391	292,521
Pfizer, Inc.#	673,220	18,836,696
Roche Holding AG	3,732	1,036,378
Royalty Pharma plc, Class A	32,899	867,547
Viatris, Inc.	99,775	1,060,608
Zoetis, Inc.	6,731	1,166,886

		95,023,033

Total Health Care		448,323,599

Industrials (11.1%)
Aerospace & Defense (2.7%)
Boeing Co. (The)*	72,486	13,193,177
BWX Technologies, Inc.	6,100	579,500
Curtiss-Wright Corp.	3,207	869,033
General Dynamics Corp.	81,234	23,569,233
General Electric Co.	71,877	11,426,287
Hexcel Corp.	6,954	434,277
Howmet Aerospace, Inc.	31,990	2,483,384
Huntington Ingalls Industries, Inc.	3,320	817,816
L3Harris Technologies, Inc.	15,923	3,575,987
Loar Holdings, Inc.*	79	4,219
Lockheed Martin Corp.	14,255	6,658,510
Northrop Grumman Corp.	24,979	10,889,595
RTX Corp.	180,967	18,167,277
Spirit AeroSystems Holdings, Inc., Class A*	8,528	280,315
Textron, Inc.	22,282	1,913,133
TransDigm Group, Inc.	3,654	4,668,387
Woodward, Inc.	5,002	872,249

		100,402,379

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	9,642	849,653
Expeditors International of Washington, Inc.	9,933	1,239,539
FedEx Corp.	19,038	5,708,354
GXO Logistics, Inc.*	9,867	498,284
United Parcel Service, Inc., Class B	61,313	8,390,684

		16,686,514

Building Products (0.8%)
A.O. Smith Corp.	10,103	826,223
Advanced Drainage Systems, Inc.	3,469	556,393
Allegion plc	7,352	868,639
Armstrong World Industries, Inc.	2,421	274,154
AZEK Co., Inc. (The), Class A*	3,596	151,499
Builders FirstSource, Inc.*	36,531	5,056,256
Carlisle Cos., Inc.	3,461	1,402,432
Carrier Global Corp.	70,547	4,450,105
Fortune Brands Innovations, Inc.	10,483	680,766
Hayward Holdings, Inc.*	11,983	147,391
Johnson Controls International plc	64,573	4,292,167
Masco Corp.	18,500	1,233,395
Owens Corning	13,058	2,268,436
Simpson Manufacturing Co., Inc.	3,227	543,846
Trane Technologies plc	21,113	6,944,699

		29,696,401

Commercial Services & Supplies (0.2%)
Cintas Corp.	371	259,796
Clean Harbors, Inc.*	4,333	979,908
Copart, Inc.*	4,987	270,096
MSA Safety, Inc.	3,111	583,904
RB Global, Inc.	15,392	1,175,333
Republic Services, Inc.	17,258	3,353,920
Stericycle, Inc.*	7,748	450,391
Tetra Tech, Inc.	3,517	719,156
Veralto Corp.	13,604	1,298,774
Vestis Corp.	11,051	135,154

		9,226,432

Construction & Engineering (0.2%)
AECOM	11,409	1,005,589
API Group Corp.*	19,117	719,373
EMCOR Group, Inc.	2,365	863,414
MasTec, Inc.*	10,726	1,147,575
MDU Resources Group, Inc.	17,072	428,507
Quanta Services, Inc.	8,476	2,153,667
Valmont Industries, Inc.	1,673	459,155
WillScot Mobile Mini Holdings Corp.*	10,960	412,534

		7,189,814

Electrical Equipment (1.1%)
Acuity Brands, Inc.	5,985	1,445,018
AMETEK, Inc.	19,411	3,236,008
Eaton Corp. plc	66,480	20,844,804
Emerson Electric Co.	48,055	5,293,739
GE Vernova, Inc.*	22,914	3,929,980
Generac Holdings, Inc.*	2,524	333,723
Hubbell, Inc., Class B	4,502	1,645,391
nVent Electric plc	13,885	1,063,730
Regal Rexnord Corp.	5,580	754,528
Rockwell Automation, Inc.	8,750	2,408,700
Sensata Technologies Holding plc	36,524	1,365,632

		42,321,253

Ground Transportation (0.8%)
ArcBest Corp.	5,642	604,145
Avis Budget Group, Inc.(x)	877	91,664
Canadian National Railway Co.	14,690	1,735,330
CSX Corp.	199,971	6,689,030
JB Hunt Transport Services, Inc.	6,981	1,116,960
Knight-Swift Transportation Holdings, Inc., Class A	13,153	656,598
Landstar System, Inc.	2,990	551,595
Lyft, Inc., Class A*	9,437	133,062

See Notes to Financial Statements.

1011

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	19,004	$4,079,969
Ryder System, Inc.	3,621	448,569
Saia, Inc.*	926	439,192
Schneider National, Inc., Class B	3,945	95,311
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	367	22,655
U-Haul Holding Co. (New York Stock Exchange)	4,779	286,836
Union Pacific Corp.	57,308	12,966,508

		29,917,424

Industrial Conglomerates (0.8%)
3M Co.	37,831	3,865,950
Honeywell International, Inc.	114,484	24,446,913

		28,312,863

Machinery (3.0%)
AGCO Corp.	5,231	512,010
Allison Transmission Holdings, Inc.	7,346	557,561
Caterpillar, Inc.	35,288	11,754,433
CNH Industrial NV	73,385	743,390
Crane Co.	4,111	596,013
Cummins, Inc.	16,045	4,443,342
Deere & Co.	21,426	8,005,396
Donaldson Co., Inc.	10,093	722,255
Dover Corp.	11,529	2,080,408
Esab Corp.	4,753	448,826
Flowserve Corp.	11,037	530,880
Fortive Corp.	29,584	2,192,174
Gates Industrial Corp. plc*	17,226	272,343
Graco, Inc.	14,060	1,114,677
IDEX Corp.	6,368	1,281,242
Illinois Tool Works, Inc.	30,790	7,295,998
Ingersoll Rand, Inc.	33,932	3,082,383
ITT, Inc.	6,925	894,572
Lincoln Electric Holdings, Inc.	3,345	631,001
Middleby Corp. (The)*	4,476	548,802
Nordson Corp.	4,770	1,106,354
Oshkosh Corp.	56,201	6,080,948
Otis Worldwide Corp.	47,241	4,547,419
PACCAR, Inc.	129,188	13,298,613
Parker-Hannifin Corp.	38,519	19,483,295
Pentair plc	30,648	2,349,782
RBC Bearings, Inc.*	2,389	644,505
Snap-on, Inc.	4,349	1,136,785
Stanley Black & Decker, Inc.	21,337	1,704,613
Timken Co. (The)	5,431	435,186
Toro Co. (The)	8,777	820,737
Westinghouse Air Brake Technologies Corp.#	14,707	2,324,441
Xylem, Inc.	89,816	12,181,744

		113,822,128

Marine Transportation (0.0%)†
Kirby Corp.*	4,876	583,803

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	10,547	426,099
American Airlines Group, Inc.*	51,061	578,521
Delta Air Lines, Inc.	54,159	2,569,303
Southwest Airlines Co.	50,227	1,436,994
United Airlines Holdings, Inc.*	27,521	1,339,172

		6,350,089

Professional Services (0.6%)
Automatic Data Processing, Inc.	2,489	594,099
Broadridge Financial Solutions, Inc.	856	168,632
CACI International, Inc., Class A*	1,856	798,321
Clarivate plc (x)*	34,312	195,235
Concentrix Corp.	3,992	252,614
Dayforce, Inc.*	11,137	552,395
Dun & Bradstreet Holdings, Inc.	25,422	235,408
Equifax, Inc.	21,415	5,192,281
FTI Consulting, Inc.*	2,956	637,107
Genpact Ltd.	14,765	475,285
Jacobs Solutions, Inc.	10,480	1,464,161
KBR, Inc.	10,225	655,832
Leidos Holdings, Inc.	11,334	1,653,404
ManpowerGroup, Inc.	4,017	280,387
Parsons Corp.*	3,845	314,560
Paychex, Inc.	17,333	2,055,001
Paycom Software, Inc.	1,584	226,575
Paycor HCM, Inc.*	5,509	69,964
Robert Half, Inc.	52,952	3,387,869
Science Applications International Corp.	4,295	504,877
SS&C Technologies Holdings, Inc.	18,066	1,132,196
TransUnion	15,383	1,140,803
Verisk Analytics, Inc.	2,836	764,444

		22,751,450

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	8,766	416,648
Core & Main, Inc., Class A*	4,783	234,080
Fastenal Co.	7,556	474,819
Ferguson plc	15,870	3,073,225
MSC Industrial Direct Co., Inc., Class A	3,857	305,899
SiteOne Landscape Supply, Inc.*	2,365	287,135
United Rentals, Inc.	4,235	2,738,902
W.W. Grainger, Inc.	1,906	1,719,669
Watsco, Inc.	2,907	1,346,639
WESCO International, Inc.	3,666	581,134

		11,178,150

Total Industrials		418,438,700

Information Technology (11.4%)
Communications Equipment (0.6%)
Ciena Corp.*	12,099	582,930
Cisco Systems, Inc.	341,057	16,203,618
F5, Inc.*	4,910	845,649
Juniper Networks, Inc.	27,022	985,222
Lumentum Holdings, Inc.*	5,609	285,610
Motorola Solutions, Inc.	7,262	2,803,495
Ubiquiti, Inc.	193	28,113

		21,734,637

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	41,424	2,790,735
Arrow Electronics, Inc.*	17,352	2,095,427
Avnet, Inc.	7,546	388,543
CDW Corp.	5,614	1,256,638

See Notes to Financial Statements.

1012

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cognex Corp.	13,668	$639,116
Coherent Corp.*	11,112	805,175
Corning, Inc.	64,443	2,503,611
Crane NXT Co.	4,119	252,989
IPG Photonics Corp.*	2,390	201,692
Jabil, Inc.	9,064	986,073
Keysight Technologies, Inc.*	14,650	2,003,387
Littelfuse, Inc.	2,052	524,471
TD SYNNEX Corp.	22,004	2,539,262
Teledyne Technologies, Inc.*	21,509	8,345,062
Trimble, Inc.*	20,473	1,144,850
Vontier Corp.	12,980	495,836
Zebra Technologies Corp., Class A*	3,380	1,044,183

		28,017,050

IT Services (1.2%)
Accenture plc, Class A	75,250	22,831,603
Akamai Technologies, Inc.*	12,656	1,140,052
Amdocs Ltd.	9,628	759,842
Cognizant Technology Solutions Corp., Class A	41,849	2,845,732
DXC Technology Co.*	15,250	291,123
EPAM Systems, Inc.*	4,376	823,169
Globant SA*	877	156,334
International Business Machines Corp.	77,165	13,345,687
Kyndryl Holdings, Inc.*	19,110	502,784
Okta, Inc.*	7,184	672,494
Twilio, Inc., Class A*	11,742	667,063
VeriSign, Inc.*	12,966	2,305,355

		46,341,238

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	46,038	7,467,824
Allegro MicroSystems, Inc.*	6,322	178,533
Amkor Technology, Inc.	9,476	379,229
Analog Devices, Inc.	76,899	17,552,966
Applied Materials, Inc.	21,936	5,176,677
Astera Labs, Inc.*	1,759	106,437
Broadcom, Inc.	1,442	2,315,174
Cirrus Logic, Inc.*	4,519	576,896
First Solar, Inc.*	8,964	2,021,023
GLOBALFOUNDRIES, Inc. (x)*	8,265	417,878
Intel Corp.	404,083	12,514,450
KLA Corp.	12,219	10,074,688
Lam Research Corp.	7,580	8,071,563
Lattice Semiconductor Corp.*	1,533	88,899
MACOM Technology Solutions Holdings, Inc.*	4,689	522,683
Marvell Technology, Inc.	66,296	4,634,090
Microchip Technology, Inc.	161,027	14,733,970
Micron Technology, Inc.	99,824	13,129,851
MKS Instruments, Inc.	5,288	690,507
NVIDIA Corp.	212,976	26,311,055
NXP Semiconductors NV	42,128	11,336,224
ON Semiconductor Corp.*	36,094	2,474,244
Onto Innovation, Inc.*	3,059	671,634
Qorvo, Inc.*	8,097	939,576
QUALCOMM, Inc.	80,820	16,097,728
Skyworks Solutions, Inc.	13,502	1,439,043
Teradyne, Inc.	1,145	169,792
Texas Instruments, Inc.	97,947	19,053,630
Universal Display Corp.	1,945	408,936
Wolfspeed, Inc.*	10,462	238,115

		179,793,315

Software (3.1%)
Adobe, Inc.*	28,574	15,874,000
ANSYS, Inc.*	37,935	12,196,103
Aspen Technology, Inc.*	2,261	449,103
Autodesk, Inc.*	35,900	8,883,455
BILL Holdings, Inc.*	6,465	340,188
CCC Intelligent Solutions Holdings, Inc.*	35,366	392,916
Dolby Laboratories, Inc., Class A	4,913	389,257
DoubleVerify Holdings, Inc.*	5,311	103,405
Dropbox, Inc., Class A*	14,526	326,399
Fair Isaac Corp.*	312	464,462
Fortinet, Inc.*	9,764	588,476
Gen Digital, Inc.	181,055	4,522,754
Guidewire Software, Inc.*	3,749	516,950
HashiCorp, Inc., Class A*	1,762	59,362
Informatica, Inc., Class A*	5,368	165,764
Microsoft Corp.	107,751	48,159,310
MicroStrategy, Inc., Class A*	1,234	1,699,810
nCino, Inc.*	2,642	83,091
Nutanix, Inc., Class A*	14,616	830,920
Oracle Corp.	61,897	8,739,856
PTC, Inc.*	3,911	710,511
Roper Technologies, Inc.	8,980	5,061,667
Salesforce, Inc.	17,584	4,520,846
SentinelOne, Inc., Class A*	16,166	340,294
Tyler Technologies, Inc.*	535	268,987
UiPath, Inc., Class A*	4,611	58,468
Unity Software, Inc.*	13,901	226,030
Zoom Video Communications, Inc., Class A*	20,953	1,240,208

		117,212,592

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	130,646	27,516,660
Dell Technologies, Inc., Class C	17,537	2,418,528
Hewlett Packard Enterprise Co.	109,091	2,309,456
HP, Inc.	62,332	2,182,867
NetApp, Inc.	9,562	1,231,586
Pure Storage, Inc., Class A*	3,120	200,335
Western Digital Corp.*	50,089	3,795,244

		39,654,676

Total Information Technology		432,753,508

Materials (3.9%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	18,666	4,816,761
Albemarle Corp.	9,861	941,923
Ashland, Inc.	4,197	396,574
Axalta Coating Systems Ltd.*	18,514	632,623
Celanese Corp.	6,976	940,993
CF Industries Holdings, Inc.	15,737	1,166,426
Chemours Co. (The)	11,604	261,902
Corteva, Inc.	323,277	17,437,561
Dow, Inc.	59,176	3,139,287
DuPont de Nemours, Inc.	96,732	7,785,959
Eastman Chemical Co.	9,830	963,045

See Notes to Financial Statements.

1013

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ecolab, Inc.	41,671	$9,917,698
Element Solutions, Inc.	18,812	510,181
FMC Corp.	10,467	602,376
Huntsman Corp.	13,735	312,746
International Flavors & Fragrances, Inc.	21,498	2,046,825
Linde plc	40,415	17,734,506
LyondellBasell Industries NV, Class A	81,711	7,816,474
Mosaic Co. (The)	26,893	777,208
NewMarket Corp.	566	291,813
Olin Corp.	10,038	473,292
PPG Industries, Inc.	37,415	4,710,174
RPM International, Inc.	83,844	9,028,322
Scotts Miracle-Gro Co. (The)	3,569	232,199
Sherwin-Williams Co. (The)	6,848	2,043,649
Westlake Corp.	2,818	408,103

		95,388,620

Construction Materials (0.6%)
CRH plc	57,773	4,331,820
Eagle Materials, Inc.	696	151,352
Martin Marietta Materials, Inc.	27,572	14,938,510
Vulcan Materials Co.	8,255	2,052,853

		21,474,535

Containers & Packaging (0.3%)
Amcor plc	120,913	1,182,529
AptarGroup, Inc.	5,549	781,355
Avery Dennison Corp.	4,196	917,455
Ball Corp.	26,176	1,571,083
Berry Global Group, Inc.	9,736	572,964
Crown Holdings, Inc.	9,828	731,105
Graphic Packaging Holding Co.	25,562	669,980
International Paper Co.	29,123	1,256,657
Packaging Corp. of America	7,453	1,360,620
Sealed Air Corp.	11,568	402,451
Silgan Holdings, Inc.	6,966	294,871
Sonoco Products Co.	8,231	417,476
Westrock Co.	21,502	1,080,691

		11,239,237

Metals & Mining (0.5%)
Alcoa Corp.	15,002	596,779
ATI, Inc.*	10,371	575,072
Cleveland-Cliffs, Inc.*	26,479	407,512
Freeport-McMoRan, Inc.	120,358	5,849,399
MP Materials Corp. (x)*	11,009	140,144
Newmont Corp.	97,072	4,064,405
Nucor Corp.	23,160	3,661,133
Reliance, Inc.	4,801	1,371,166
Royal Gold, Inc.	5,520	690,883
Steel Dynamics, Inc.	12,494	1,617,973
United States Steel Corp.	18,729	707,956

		19,682,422

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,635	134,609

Total Materials		147,919,423

Real Estate (2.9%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	18,215	1,002,736

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	21,024	2,459,177
Healthcare Realty Trust, Inc. (REIT), Class A	31,958	526,668
Healthpeak Properties, Inc. (REIT)	59,594	1,168,042
Medical Properties Trust, Inc. (REIT) (x)	49,895	215,048
Omega Healthcare Investors, Inc. (REIT)	20,739	710,311
Ventas, Inc. (REIT)	33,904	1,737,919
Welltower, Inc. (REIT)	49,768	5,188,314

		12,005,479

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	58,590	1,053,448
Park Hotels & Resorts, Inc. (REIT)	17,456	261,491
Ryman Hospitality Properties, Inc. (REIT)	21,272	2,124,222

		3,439,161

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	23,885	610,023
EastGroup Properties, Inc. (REIT)	4,015	682,951
First Industrial Realty Trust, Inc. (REIT)	11,100	527,361
Prologis, Inc. (REIT)	148,677	16,697,914
Rexford Industrial Realty, Inc. (REIT)	18,126	808,238
STAG Industrial, Inc. (REIT)	15,210	548,473

		19,874,960

Office REITs (0.1%)
Boston Properties, Inc. (REIT)	14,627	900,438
Cousins Properties, Inc. (REIT)	12,732	294,746
Highwoods Properties, Inc. (REIT)	8,766	230,283
Kilroy Realty Corp. (REIT)	9,823	306,183
Vornado Realty Trust (REIT)	14,731	387,278

		2,118,928

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	25,718	2,291,731
CoStar Group, Inc.*	34,125	2,530,027
Howard Hughes Holdings, Inc.*	2,602	168,662
Jones Lang LaSalle, Inc.*	2,741	562,672
Zillow Group, Inc., Class A*	3,953	178,043
Zillow Group, Inc., Class C*	13,332	618,472

		6,349,607

Residential REITs (0.5%)
American Homes 4 Rent (REIT), Class A	28,381	1,054,638
AvalonBay Communities, Inc. (REIT)	11,926	2,467,370
Camden Property Trust (REIT)	8,698	949,039
Equity LifeStyle Properties, Inc. (REIT)	107,535	7,003,755
Equity Residential (REIT)	31,756	2,201,961
Essex Property Trust, Inc. (REIT)	5,367	1,460,897
Invitation Homes, Inc. (REIT)	51,448	1,846,469

See Notes to Financial Statements.

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mid-America Apartment Communities, Inc. (REIT)	9,762	$1,392,159
Sun Communities, Inc. (REIT)	10,368	1,247,685
UDR, Inc. (REIT)	27,596	1,135,575

		20,759,548

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	8,324	515,589
Brixmor Property Group, Inc. (REIT)	25,187	581,568
Federal Realty Investment Trust (REIT)	6,927	699,419
Kimco Realty Corp. (REIT)	55,377	1,077,637
NNN REIT, Inc. (REIT)	15,235	649,011
Realty Income Corp. (REIT)	72,466	3,827,654
Regency Centers Corp. (REIT)	15,452	961,114
Simon Property Group, Inc. (REIT)	20,238	3,072,128

		11,384,120

Specialized REITs (0.9%)
Crown Castle, Inc. (REIT)	36,553	3,571,228
CubeSmart (REIT)	18,807	849,512
Digital Realty Trust, Inc. (REIT)	27,154	4,128,766
EPR Properties (REIT)	6,280	263,634
Equinix, Inc. (REIT)	9,358	7,080,263
Extra Space Storage, Inc. (REIT)	17,584	2,732,729
Gaming and Leisure Properties, Inc. (REIT)	21,895	989,873
Iron Mountain, Inc. (REIT)	10,501	941,100
Lamar Advertising Co. (REIT), Class A	5,475	654,427
National Storage Affiliates Trust (REIT)	6,020	248,144
Public Storage (REIT)	15,523	4,465,191
Rayonier, Inc. (REIT)	12,417	361,210
SBA Communications Corp. (REIT)	9,022	1,771,019
VICI Properties, Inc. (REIT), Class A	87,651	2,510,325
Weyerhaeuser Co. (REIT)	61,285	1,739,881

		32,307,302

Total Real Estate		109,241,841

Utilities (3.9%)
Electric Utilities (2.4%)
Alliant Energy Corp.	21,540	1,096,386
American Electric Power Co., Inc.	95,503	8,379,433
Avangrid, Inc.	5,962	211,830
Constellation Energy Corp.	22,272	4,460,414
Duke Energy Corp.	130,038	13,033,709
Edison International	31,984	2,296,771
Entergy Corp.	17,923	1,917,761
Evergy, Inc.	18,720	991,598
Eversource Energy	29,528	1,674,533
Exelon Corp.	154,735	5,355,378
FirstEnergy Corp.	48,404	1,852,421
IDACORP, Inc.	4,250	395,888
NextEra Energy, Inc.	172,955	12,246,944
NRG Energy, Inc.	25,579	1,991,581
OGE Energy Corp.	16,803	599,867
PG&E Corp.	391,724	6,839,501
Pinnacle West Capital Corp.	9,543	728,894
PPL Corp.	62,091	1,716,816
Southern Co. (The)	181,263	14,060,571
Xcel Energy, Inc.	206,715	11,040,648

		90,890,944

Gas Utilities (0.3%)
Atmos Energy Corp.	83,868	9,783,202
National Fuel Gas Co.	7,657	414,933
UGI Corp.	17,638	403,910

		10,602,045

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	59,614	1,047,418
Brookfield Renewable Corp., Class A	11,357	322,312
Clearway Energy, Inc., Class A	2,912	65,986
Clearway Energy, Inc., Class C	6,888	170,065
Vistra Corp.	18,076	1,554,174

		3,159,955

Multi-Utilities (0.8%)
Ameren Corp.	42,197	3,000,629
CenterPoint Energy, Inc.	129,946	4,025,727
CMS Energy Corp.	25,021	1,489,500
Consolidated Edison, Inc.	29,119	2,603,821
Dominion Energy, Inc.	179,178	8,779,722
DTE Energy Co.	17,381	1,929,465
NiSource, Inc.	37,703	1,086,223
Public Service Enterprise Group, Inc.	41,928	3,090,094
Sempra	53,270	4,051,716
WEC Energy Group, Inc.	26,592	2,086,408

		32,143,305

Water Utilities (0.3%)
American Water Works Co., Inc.	75,298	9,725,489
Essential Utilities, Inc.	21,166	790,127

		10,515,616

Total Utilities		147,311,865

Total Common Stocks (81.8%) (Cost $1,944,455,657)		3,091,114,519

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	794	434,500
iShares Morningstar Growth ETF	99,200	8,075,872
iShares Morningstar U.S. Equity ETF	5,416	407,121
iShares Morningstar Value ETF (x)‡	933,110	71,217,568
iShares Russell 1000 ETF	1,631	485,288
iShares Russell 1000 Value ETF	345,988	60,364,526
iShares S&P 500 Value ETF(x)	18,991	3,456,552
SPDR Portfolio S&P 500 Growth ETF (x)	81,300	6,514,569
SPDR Portfolio S&P 500 Value ETF (x)	978,700	47,701,838
Vanguard Growth ETF	19,190	7,177,252
Vanguard Large-Cap ETF (x)	1,464	365,444
Vanguard Russell 1000 Growth ETF (x)	87,400	8,198,994
Vanguard Russell 1000 Value (x)	723,000	55,360,110
Vanguard Value ETF (x)	437,901	70,243,699

Total Exchange Traded Funds (9.0%) (Cost $223,684,372)		340,003,333

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $2,342)	4,461	$1,673

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,973,366	5,973,366
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	58,575,038	58,586,753
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		86,560,119

Total Short-Term Investments (2.3%) (Cost $86,564,536)		86,560,119

Total Investments in Securities (93.1%) (Cost $2,254,706,907)		3,517,679,644
Other Assets Less Liabilities (6.9%)		260,335,795

Net Assets (100%)		$3,778,015,439

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $38,499,509.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $33,886,581. This was collateralized by $6,736,289 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/30/24 – 2/15/54 and by cash of $27,977,571 of which $27,973,366 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)	933,110	78,516,022	—	(13,041,777)	1,606,538	4,136,785	71,217,568	688,439	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	637	9/2024	USD	175,859,775	858,401
S&P Midcap 400 E-Mini Index	551	9/2024	USD	162,991,310	(1,443,774)

					(585,373)

See Notes to Financial Statements.

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$128,772,032	$—	$—	$128,772,032
Consumer Discretionary	201,920,913	—	—	201,920,913
Consumer Staples	216,153,426	10,611,197	—	226,764,623
Energy	203,956,852	—	—	203,956,852
Financials	625,711,163	—	—	625,711,163
Health Care	447,287,221	1,036,378	—	448,323,599
Industrials	418,438,700	—	—	418,438,700
Information Technology	432,753,508	—	—	432,753,508
Materials	147,919,423	—	—	147,919,423
Real Estate	109,241,841	—	—	109,241,841
Utilities	147,311,865	—	—	147,311,865
Exchange Traded Funds	340,003,333	—	—	340,003,333
Futures	858,401	—	—	858,401
Rights
Health Care	—	—	1,673	1,673
Short-Term Investments
Investment Companies	86,560,119	—	—	86,560,119

Total Assets	$3,506,888,797	$11,647,575	$1,673	$3,518,538,045

Liabilities:
Futures	$(1,443,774)	$—	$—	$(1,443,774)

Total Liabilities	$(1,443,774)	$—	$—	$(1,443,774)

Total	$3,505,445,023	$11,647,575	$1,673	$3,517,094,271

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$858,401	*

Total		$858,401

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,443,774	)*

Total		$(1,443,774)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$38,585,307	$38,585,307

Total	$38,585,307	$38,585,307

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(15,470,696)	$(15,470,696)

Total	$(15,470,696)	$(15,470,696)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$321,557,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$358,727,326
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$612,499,352

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,277,988,121
Aggregate gross unrealized depreciation	(116,311,963)

Net unrealized appreciation	$1,161,676,158

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,355,418,113

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $43,634,365)	$71,217,568
Unaffiliated Issuers (Cost $2,211,072,542)	3,446,462,076
Cash	255,496,100
Receivable for securities sold	287,746,480
Dividends, interest and other receivables	4,105,246
Receivable for Portfolio shares sold	147,686
Securities lending income receivable	13,611
Other assets	43,762

Total assets	4,065,232,529

LIABILITIES
Payable for securities purchased	254,206,364
Payable for return of collateral on securities loaned	27,973,366
Payable for Portfolio shares repurchased	1,815,355
Investment management fees payable	1,420,495
Distribution fees payable – Class IB	705,226
Due to broker for futures variation margin	534,194
Administrative fees payable	393,244
Trustees’ fees payable	5,059
Accrued expenses	163,787

Total liabilities	287,217,090

Commitments and contingent liabilities^
NET ASSETS	$3,778,015,439

Net assets were comprised of:
Paid in capital	$2,436,326,621
Total distributable earnings (loss)	1,341,688,818

Net assets	$3,778,015,439

Class IB
Net asset value, offering and redemption price per share, $3,426,118,849 / 179,816,821 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.05

Class K
Net asset value, offering and redemption price per share, $351,896,590 / 18,356,883 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.17

(x)	Includes value of securities on loan of $33,886,581.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($688,439 of dividend income received from affiliates) (net of $178,666 foreign withholding tax)	$38,380,564
Interest	6,651,837
Securities lending (net)	84,661

Total income	45,117,062

EXPENSES
Investment management fees	8,658,122
Distribution fees – Class IB(a)	3,018,411
Administrative fees	2,403,604
Distribution fees – Class IA(a)	1,270,126
Printing and mailing expenses	182,421
Custodian fees	141,449
Professional fees	92,805
Trustees’ fees	63,197
Miscellaneous	42,181

Total expenses	15,872,316

NET INVESTMENT INCOME (LOSS)	29,244,746

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,606,538 realized gain (loss) from affiliates)	191,551,676
Futures contracts	38,585,307
Foreign currency transactions	849

Net realized gain (loss)	230,137,832

Change in unrealized appreciation (depreciation) on:
Investments in securities ($4,136,785 of change in unrealized appreciation (depreciation) from affiliates)	34,158,737
Futures contracts	(15,470,696)
Foreign currency translations	(8,613)

Net change in unrealized appreciation (depreciation)	18,679,428

NET REALIZED AND UNREALIZED GAIN (LOSS)	248,817,260

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$278,062,006

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,244,746	$57,057,819
Net realized gain (loss)	230,137,832	216,906,180
Net change in unrealized appreciation (depreciation)	18,679,428	211,619,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	278,062,006	485,583,278

Distributions to shareholders:
Class IA	—	(71,002,652)
Class IB	—	(159,357,579)
Class K	—	(28,067,350)

Total distributions to shareholders	—	(258,427,581)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 323,986 and 675,701 shares, respectively ]	6,050,293	11,523,584
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,040,453 shares, respectively ]	—	71,002,652
Capital shares repurchased in connection with share class combination (Note 1) [ (56,529,624) and 0 shares, respectively ]	(1,084,074,747)	—
Capital shares repurchased [ (2,952,245) and (4,915,929) shares, respectively ]	(54,809,388)	(85,749,302)

Total Class IA transactions	(1,132,833,842)	(3,223,066)

Class IB
Capital shares sold [ 627,875 and 1,150,115 shares, respectively ]	11,553,522	19,983,114
Capital shares issued in connection with share class combination (Note 1) [ 56,745,763 and 0 shares, respectively ]	1,084,074,747	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,103,191 shares, respectively ]	—	159,357,579
Capital shares repurchased [ (10,006,320) and (17,715,477) shares, respectively ]	(185,975,180)	(308,016,750)

Total Class IB transactions	909,653,089	(128,676,057)

Class K
Capital shares sold [ 31,535 and 352,211 shares, respectively ]	590,129	6,098,185
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,595,301 shares, respectively ]	—	28,067,350
Capital shares repurchased [ (3,774,329) and (3,646,031) shares, respectively ]	(69,680,193)	(63,858,290)

Total Class K transactions	(69,090,064)	(29,692,755)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(292,270,817)	(161,591,878)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,208,811)	65,563,819
NET ASSETS:
Beginning of period	3,792,224,250	3,726,660,431

End of period	$3,778,015,439	$3,792,224,250

See Notes to Financial Statements.

1020

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.72		$16.68	$19.89	$17.95	$18.25	$15.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.26	0.21	0.18	0.26	0.32
Net realized and unrealized gain (loss)	1.19		2.05	(2.51)	4.22	0.72	3.66

Total from investment operations	1.33		2.31	(2.30)	4.40	0.98	3.98

Less distributions:
Dividends from net investment income	—		(0.29)	(0.23)	(0.20)	(0.27)	(0.36)
Distributions from net realized gains	—		(0.98)	(0.68)	(2.26)	(1.01)	(1.13)

Total dividends and distributions	—		(1.27)	(0.91)	(2.46)	(1.28)	(1.49)

Net asset value, end of period	$19.05		$17.72	$16.68	$19.89	$17.95	$18.25

Total return (b)	7.51%		14.01%	(11.59)%	24.80%	5.70%	25.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,426,119		$2,346,650	$2,334,134	$3,004,157	$2,738,938	$2,869,388
Ratio of expenses to average net assets (a)(f)	0.86%		0.86%	0.85%	0.84%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	1.52%		1.52%	1.19%	0.89%	1.54%	1.81%
Portfolio turnover rate^	10	%(z)	13%	13%	25%	26%	20%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.80		$16.76	$19.98	$18.01	$18.30	$15.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.31	0.26	0.23	0.30	0.37
Net realized and unrealized gain (loss)	1.21		2.05	(2.52)	4.25	0.73	3.67

Total from investment operations	1.37		2.36	(2.26)	4.48	1.03	4.04

Less distributions:
Dividends from net investment income	—		(0.34)	(0.28)	(0.25)	(0.31)	(0.41)
Distributions from net realized gains	—		(0.98)	(0.68)	(2.26)	(1.01)	(1.13)

Total dividends and distributions	—		(1.32)	(0.96)	(2.51)	(1.32)	(1.54)

Net asset value, end of period	$19.17		$17.80	$16.76	$19.98	$18.01	$18.30

Total return (b)	7.70%		14.20%	(11.36)%	25.16%	5.98%	25.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$351,897		$393,449	$398,741	$615,379	$601,788	$590,317
Ratio of expenses to average net assets (a)(f)	0.61%		0.61%	0.60%	0.59%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets (a)(f)	1.76%		1.77%	1.42%	1.14%	1.78%	2.05%
Portfolio turnover rate^	10	%(z)	13%	13%	25%	26%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	1Value (Note 1)
COMMON STOCKS:
Brazil (9.4%)
Banco do Brasil SA	1,751,500	$8,343,759
BB Seguridade Participacoes SA	1,459,100	8,608,275
CCR SA	1,692,810	3,515,773
Engie Brasil Energia SA	380,000	3,021,592
Petroleo Brasileiro SA (ADR)	514,217	7,451,004
PRIO SA	299,200	2,346,992
Vale SA (ADR), Class B	378,862	4,231,888
Vibra Energia SA	996,000	3,727,361

		41,246,644

Chile (0.6%)
Sociedad Quimica y Minera de Chile SA (ADR) (x)	66,564	2,712,483

China (25.9%)
Alibaba Group Holding Ltd. (ADR)	84,329	6,071,688
Anhui Conch Cement Co. Ltd., Class H	1,974,374	4,702,666
China Construction Bank Corp., Class H	18,105,574	13,377,960
China Medical System Holdings Ltd.	3,330,000	2,822,955
China Merchants Bank Co. Ltd., Class H	1,381,781	6,272,740
ENN Natural Gas Co. Ltd., Class A	1,662,610	4,759,434
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,107,798	5,979,568
Hengan International Group Co. Ltd.	1,538,973	4,690,399
Huayu Automotive Systems Co. Ltd., Class A	1,613,696	3,637,787
JD.com, Inc. (ADR) (x)	196,542	5,078,645
Lenovo Group Ltd.	8,348,000	11,780,557
Midea Group Co. Ltd., Class A	581,800	5,164,580
NetEase, Inc. (ADR)	51,726	4,943,971
Ping An Insurance Group Co. of China Ltd., Class H	1,147,000	5,199,583
Sinopharm Group Co. Ltd., Class H	2,734,631	7,266,389
Tencent Holdings Ltd.	111,000	5,293,397
Tingyi Cayman Islands Holding Corp.	5,544,000	6,680,587
Want Want China Holdings Ltd.	5,575,000	3,369,680
Weichai Power Co. Ltd., Class H	3,459,906	6,619,371

		113,711,957

Egypt (0.6%)
Commercial International Bank – Egypt (CIB) (Registered) (GDR)(m)(x)	1,821,667	2,706,997

Greece (2.4%)
Metlen Energy & Metals SA	86,774	3,239,561
National Bank of Greece SA*	558,259	4,653,801
OPAP SA	180,648	2,832,327

		10,725,689

Hong Kong (0.7%)
ASMPT Ltd.	225,512	3,144,846

Hungary (3.2%)
MOL Hungarian Oil & Gas plc	637,572	4,975,303
OTP Bank Nyrt.	185,228	9,203,438

		14,178,741

India (6.2%)
Axis Bank Ltd.	289,338	4,390,165
Indus Towers Ltd.*	2,336,863	10,517,460
Infosys Ltd. (ADR) (x)	226,482	4,217,095
Tata Consultancy Services Ltd.	70,738	3,311,908
UPL Ltd.	705,903	4,832,436

		27,269,064

Indonesia (3.7%)
Astra International Tbk. PT	16,403,396	4,467,734
Bank Mandiri Persero Tbk. PT	13,225,856	4,967,268
Telkom Indonesia Persero Tbk. PT (ADR)*	218,953	4,094,421
United Tractors Tbk. PT	2,133,200	2,862,722

		16,392,145

Mexico (5.0%)
America Movil SAB de CV (ADR)	273,183	4,644,111
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	19,569	3,048,263
Grupo Financiero Banorte SAB de CV, Class O	480,147	3,736,722
Grupo Mexico SAB de CV	549,879	2,966,852
Kimberly-Clark de Mexico SAB de CV, Class A (x)	2,122,173	3,659,719
Ternium SA (ADR)	105,808	3,973,090

		22,028,757

Peru (0.7%)
Credicorp Ltd.	18,687	3,014,774

Portugal (1.0%)
Galp Energia SGPS SA	207,438	4,380,911

Russia (0.0%)
Mobile TeleSystems PJSC (ADR) (r)*	580,455	—
Sberbank of Russia PJSC (r)*	1,680,737	—

		—

South Africa (8.0%)
Bidvest Group Ltd. (The)	407,717	6,374,223
Life Healthcare Group Holdings Ltd.	5,439,476	3,841,829
Nedbank Group Ltd.	524,007	7,384,989
Sanlam Ltd.	1,336,414	5,943,943
Standard Bank Group Ltd.	555,521	6,436,792
Vodacom Group Ltd.	917,567	4,917,730

		34,899,506

South Korea (11.1%)
Coway Co. Ltd.	80,373	3,748,599
Doosan Bobcat, Inc.	38,682	1,441,617
Hyundai Mobis Co. Ltd.	22,675	4,142,944
KB Financial Group, Inc.	138,976	7,925,620
Kia Corp.	32,603	3,062,527
KT Corp.	187,597	5,097,078
KT&G Corp.	45,624	2,923,383
Samsung Electronics Co. Ltd.	73,421	4,347,121
Shinhan Financial Group Co. Ltd.	201,667	7,054,316
SK Hynix, Inc.	52,313	8,988,031

		48,731,236

See Notes to Financial Statements.

1022

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (13.4%)
ASE Technology Holding Co. Ltd.*	2,358,000	$12,247,369
Globalwafers Co. Ltd.	226,000	3,754,882
MediaTek, Inc.	223,000	9,623,476
Novatek Microelectronics Corp.	291,000	5,435,815
Taiwan Semiconductor Manufacturing Co. Ltd.	738,429	21,987,960
Yageo Corp.	266,000	5,985,543

		59,035,045

Thailand (1.6%)
Kasikornbank PCL	957,667	3,275,079
PTT Exploration & Production PCL	866,400	3,588,604

		6,863,683

Turkey (0.5%)
BIM Birlesik Magazalar A/S	136,622	2,280,189

United Kingdom (1.4%)
Unilever plc	110,010	6,041,564

Total Common Stocks (95.4%) (Cost $397,597,987)		419,364,231

SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	2,300,000	2,300,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,855,876	5,855,876
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	8,417,025	8,418,708

Total Investment Companies		16,574,584

Total Short-Term Investments (3.8%) (Cost $16,574,584)		16,574,584

Total Investments in Securities (99.2%) (Cost $414,172,571)		435,938,815
Other Assets Less Liabilities (0.8%)		3,309,608

Net Assets (100%)		$439,248,423

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $2,706,997 or 0.6% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $12,228,143. This was collateralized by $4,611,871 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/31/24 – 2/15/54 and by cash of $8,155,876 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$41,246,644	$—	$—	$41,246,644
Chile	2,712,483	—	—	2,712,483
China	16,094,304	97,617,653	—	113,711,957
Egypt	—	2,706,997	—	2,706,997
Greece	—	10,725,689	—	10,725,689
Hong Kong	—	3,144,846	—	3,144,846
Hungary	—	14,178,741	—	14,178,741
India	4,217,095	23,051,969	—	27,269,064
Indonesia	4,094,421	12,297,724	—	16,392,145

See Notes to Financial Statements.

1023

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Mexico	$22,028,757	$—	$—		$22,028,757
Peru	3,014,774	—	—		3,014,774
Portugal	—	4,380,911	—		4,380,911
Russia	—	—	—	(a)	—	(a)
South Africa	—	34,899,506	—		34,899,506
South Korea	—	48,731,236	—		48,731,236
Taiwan	—	59,035,045	—		59,035,045
Thailand	—	6,863,683	—		6,863,683
Turkey	—	2,280,189	—		2,280,189
United Kingdom	—	6,041,564	—		6,041,564
Short-Term Investments
Investment Companies	16,574,584	—	—		16,574,584

Total Assets	$109,983,062	$325,955,753	$—		$435,938,815

Total Liabilities	$—	$—	$—		$—

Total	$109,983,062	$325,955,753	$—		$435,938,815

(a)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(742)	$(742)

Total	$(742)	$(742)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$204,952,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,536,008
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,599,360

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,041,888
Aggregate gross unrealized depreciation	(54,538,296)

Net unrealized appreciation	$19,503,592

Federal income tax cost of investments in securities and derivative instruments, if applicable	$416,435,223

See Notes to Financial Statements.

1024

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $414,172,571)	$435,938,815
Cash	10,955,454
Dividends, interest and other receivables	2,398,112
Receivable for Portfolio shares sold	36,931
Securities lending income receivable	7,802
Receivable for securities sold	6,997
Other assets	5,669

Total assets	449,349,780

LIABILITIES
Payable for return of collateral on securities loaned	8,155,876
Accrued India taxes	821,231
Payable for securities purchased	407,086
Investment management fees payable	314,665
Payable for Portfolio shares repurchased	121,242
Distribution fees payable – Class IB	88,845
Administrative fees payable	32,649
Foreign currency overdraft payable	2,843
Accrued expenses	156,920

Total liabilities	10,101,357

Commitments and contingent liabilities^
NET ASSETS	$439,248,423

Net assets were comprised of:
Paid in capital	$402,584,429
Total distributable earnings (loss)	36,663,994

Net assets	$439,248,423

Class IB
Net asset value, offering and redemption price per share, $439,248,423 / 20,804,616 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.11

(x)	Includes value of securities on loan of $12,228,143.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,123,587 foreign withholding tax)	$10,989,467
Interest	228,366
Securities lending (net)	72,816

Total income	11,290,649

EXPENSES
Investment management fees	2,087,010
Distribution fees – Class IB	521,752
Custodian fees	197,669
Administrative fees	192,657
Professional fees	39,809
Printing and mailing expenses	28,701
Trustees’ fees	6,907
Miscellaneous	7,903

Gross expenses	3,082,408
Less: Waiver from investment manager	(264,102)

Net expenses	2,818,306

NET INVESTMENT INCOME (LOSS)	8,472,343

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $219,337 on realized gain on investments)	7,797,216
Forward foreign currency contracts	(742)
Foreign currency transactions	(116,418)

Net realized gain (loss)	7,680,056

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $468,046 on unrealized appreciation on investments)	17,319,125
Foreign currency translations	(25,870)

Net change in unrealized appreciation (depreciation)	17,293,255

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,973,311

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,445,654

See Notes to Financial Statements.

1025

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,472,343	$14,534,648
Net realized gain (loss)	7,680,056	9,835,226
Net change in unrealized appreciation (depreciation)	17,293,255	51,635,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,445,654	76,005,326

Distributions to shareholders:
Class IB	—	(15,640,394)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 849,888 and 1,258,831 shares, respectively ]	17,107,340	23,217,317
Capital shares issued in reinvestment of dividends and distributions [ 0 and 827,391 shares, respectively ]	—	15,640,394
Capital shares repurchased [ (1,302,761) and (2,407,252) shares, respectively ]	(26,040,053)	(44,354,236)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,932,713)	(5,496,525)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,512,941	54,868,407
NET ASSETS:
Beginning of period	414,735,482	359,867,075

End of period	$439,248,423	$414,735,482

See Notes to Financial Statements.

1026

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,								2019
Class IB			2023		2022		2021		2020
Net asset value, beginning of period	$19.51		$16.68		$20.67		$21.23		$22.00		$19.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40	(1)	0.69		0.85		0.63		0.42		0.46
Net realized and unrealized gain (loss)	1.20		2.90		(3.94)		0.60		(0.78)		3.13

Total from investment operations	1.60		3.59		(3.09)		1.23		(0.36)		3.59

Less distributions:
Dividends from net investment income	—		(0.74)		(0.76)		(0.61)		(0.34)		(0.55)
Distributions from net realized gains	—		(0.02)		(0.14)		(1.18)		(0.07)		(0.24)

Total dividends and distributions	—		(0.76)		(0.90)		(1.79)		(0.41)		(0.79)

Net asset value, end of period	$21.11		$19.51		$16.68		$20.67		$21.23		$22.00

Total return (b)	8.20%		21.68%		(14.89)%		5.92%		(1.56)%		18.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$439,248		$414,735		$359,867		$423,150		$411,891		$420,324
Ratio of expenses to average net assets:
After waivers (a)(f)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.37	%(k)	1.38	%(o)
Before waivers (a)(f)	1.48%		1.48%		1.46%		1.47%		1.48%		1.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.06	%(aa)	3.74%		4.69%		2.78%		2.28%		2.21%
Before waivers (a)(f)	3.93	%(aa)	3.61%		4.58%		2.66%		2.17%		2.08%
Portfolio turnover rate^	11	%(z)	25%		20%		34%		36%		22%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.33 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.37% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for class IB would have been 0.73% lower.

See Notes to Financial Statements.

1027

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.5%)
American Airlines Pass-Through Trust,
Series 2021-1 A 2.875%, 7/11/34	$16,405,043	$13,944,287

Total Asset-Backed Security		13,944,287

Corporate Bonds (46.7%)
Communication Services (5.8%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc. 3.500%, 6/1/41	15,543,000	11,973,729
4.300%, 12/15/42	12,705,000	10,608,394
4.750%, 5/15/46	7,610,000	6,597,494
4.550%, 3/9/49	7,826,000	6,522,098
Bell Canada (The) 4.300%, 7/29/49	1,313,000	1,067,395
Telefonica Emisiones SA 7.045%, 6/20/36	1,143,000	1,246,902
5.213%, 3/8/47	4,800,000	4,257,501
4.895%, 3/6/48	640,000	541,797
TELUS Corp. 4.300%, 6/15/49	1,866,000	1,476,237
Verizon Communications, Inc. 3.400%, 3/22/41	8,272,000	6,349,823
2.850%, 9/3/41	9,110,000	6,412,792
4.862%, 8/21/46	4,360,000	3,962,520
3.700%, 3/22/61	155,000	109,669

		61,126,351

Entertainment (0.3%)
NBCUniversal Media LLC 6.400%, 4/30/40	242,000	257,847
Walt Disney Co. (The) 6.150%, 3/1/37	429,000	464,980
4.625%, 3/23/40	1,522,000	1,409,507
Warnermedia Holdings, Inc. 5.050%, 3/15/42	7,570,000	6,139,408

		8,271,742

Media (2.1%)
Charter Communications Operating LLC 6.484%, 10/23/45	5,309,000	4,873,556
5.375%, 5/1/47	2,369,000	1,900,246
5.750%, 4/1/48	1,040,000	870,730
3.900%, 6/1/52	2,045,000	1,290,477
3.950%, 6/30/62	1,493,000	889,723
Comcast Corp. 3.250%, 11/1/39	6,253,000	4,843,054
3.750%, 4/1/40	210,000	171,328
3.969%, 11/1/47	2,640,000	2,064,411
4.049%, 11/1/52	225,000	175,144
2.937%, 11/1/56	40,000	24,370
2.987%, 11/1/63	289,000	170,819
Discovery Communications LLC 5.200%, 9/20/47	6,428,000	4,970,644
Fox Corp. 5.476%, 1/25/39	5,372,000	5,136,544
5.576%, 1/25/49	7,279,000	6,691,499
Grupo Televisa SAB 6.625%, 1/15/40	2,980,000	2,949,991
5.000%, 5/13/45	400,000	333,504
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	8,400,000	7,796,809
Paramount Global 6.875%, 4/30/36	1,557,000	1,454,881
5.900%, 10/15/40	1,328,000	1,057,537
4.850%, 7/1/42	710,000	507,916
4.375%, 3/15/43	678,000	449,917
Time Warner Cable LLC 5.875%, 11/15/40	4,068,000	3,549,615
4.500%, 9/15/42	4,211,000	3,103,254

		55,275,969

Wireless Telecommunication Services (1.0%)
America Movil SAB de CV 6.125%, 3/30/40	3,914,000	4,050,990
Rogers Communications, Inc. 5.450%, 10/1/43	1,064,000	1,008,770
5.000%, 3/15/44 (x)	3,712,000	3,327,870
T-Mobile USA, Inc. 4.500%, 4/15/50	8,235,000	6,906,620
Vodafone Group plc 4.375%, 2/19/43 (x)	400,000	347,339
5.250%, 5/30/48	6,920,000	6,404,544
4.875%, 6/19/49	5,530,000	4,812,964

		26,859,097

Total Communication Services		151,533,159

Consumer Discretionary (2.4%)
Automobile Components (0.0%)†
Aptiv plc 5.400%, 3/15/49	428,000	382,918

Automobiles (0.2%)
General Motors Co. 5.200%, 4/1/45	5,143,000	4,501,025

Broadline Retail (1.1%)
Alibaba Group Holding Ltd. 3.150%, 2/9/51	200,000	128,805
Amazon.com, Inc. 4.800%, 12/5/34	4,553,000	4,525,700
3.875%, 8/22/37	322,000	285,575
2.875%, 5/12/41	7,880,000	5,802,811
4.950%, 12/5/44	2,136,000	2,072,442
4.050%, 8/22/47	5,610,000	4,678,294
3.250%, 5/12/61	41,000	27,281
eBay, Inc. 4.000%, 7/15/42	4,984,000	4,000,487
3.650%, 5/10/51	6,826,000	4,886,881
JD.com, Inc. 4.125%, 1/14/50	2,400,000	1,856,760

		28,265,036

Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp. 4.875%, 12/9/45	6,916,000	6,219,501
4.450%, 3/1/47 (x)	2,590,000	2,179,557

See Notes to Financial Statements.

1028

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 9/1/48	$4,100,000	$3,445,483
3.625%, 9/1/49	67,000	48,417
Starbucks Corp. 4.500%, 11/15/48	251,000	209,520

		12,102,478

Household Durables (0.1%)
M.D.C. Holdings, Inc. 6.000%, 1/15/43	2,605,000	2,756,220

Leisure Products (0.2%)
Hasbro, Inc. 5.100%, 5/15/44	5,060,000	4,349,102

Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	1,100,000	774,150
Home Depot, Inc. (The) 5.875%, 12/16/36	372,000	394,502
5.950%, 4/1/41	79,000	83,706
4.250%, 4/1/46	1,522,000	1,284,996
Lowe’s Cos., Inc. 4.050%, 5/3/47	124,000	96,176
3.000%, 10/15/50 (x)	394,000	247,193
TJX Cos., Inc. (The) 4.500%, 4/15/50	8,008,000	7,131,925

		10,012,648

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc. 3.875%, 11/1/45	1,462,000	1,171,368
3.375%, 3/27/50	150,000	108,563

		1,279,931

Total Consumer Discretionary		63,649,358

Consumer Staples (3.6%)
Beverages (1.4%)
Anheuser-Busch Cos. LLC 4.700%, 2/1/36	367,000	350,106
4.900%, 2/1/46 (x)	4,672,000	4,304,225
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	340,000	312,373
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	166,263
4.350%, 6/1/40	13,250,000	11,706,362
5.550%, 1/23/49	5,305,000	5,346,859
5.800%, 1/23/59	819,000	854,694
Coca-Cola Co. (The) 2.875%, 5/5/41	755,000	555,127
2.750%, 6/1/60	1,068,000	650,280
Diageo Capital plc 5.875%, 9/30/36	727,000	766,993
3.875%, 4/29/43	922,000	756,667
Molson Coors Beverage Co. 5.000%, 5/1/42	10,206,000	9,322,229
PepsiCo, Inc. 3.450%, 10/6/46	719,000	542,125

		35,634,303

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The) 5.150%, 8/1/43	141,000	129,523
4.450%, 2/1/47	3,500,000	2,903,790
Sysco Corp. 6.600%, 4/1/40	1,713,000	1,859,533
Target Corp. 3.625%, 4/15/46	1,628,000	1,250,983
Walmart, Inc. 5.250%, 9/1/35	469,000	483,370
4.050%, 6/29/48	3,609,000	2,999,996

		9,627,195

Food Products (0.8%)
Archer-Daniels-Midland Co. 4.500%, 3/15/49	1,957,000	1,663,472

Conagra Brands, Inc. 5.400%, 11/1/48	10,853,000	9,983,990
General Mills, Inc. 5.400%, 6/15/40	147,000	143,104
4.700%, 4/17/48	390,000	341,765
JBS USA Holding Lux Sarl 4.375%, 2/2/52	970,000	731,103
6.500%, 12/1/52	2,330,000	2,328,280
Mead Johnson Nutrition Co. 4.600%, 6/1/44	755,000	654,888
Tyson Foods, Inc. 4.550%, 6/2/47	3,434,000	2,761,903
5.100%, 9/28/48	3,472,000	3,038,688

		21,647,193

Household Products (0.3%)
Colgate-Palmolive Co. 4.000%, 8/15/45	3,777,000	3,164,034
3.700%, 8/1/47	5,314,000	4,204,779

		7,368,813

Tobacco (0.7%)
Altria Group, Inc. 3.875%, 9/16/46	849,000	611,470
5.950%, 2/14/49 (x)	3,077,000	3,032,147
BAT Capital Corp. 4.390%, 8/15/37	1,050,000	888,619
7.079%, 8/2/43	7,240,000	7,634,186
4.540%, 8/15/47	3,549,000	2,721,821
7.081%, 8/2/53	2,960,000	3,157,300
Philip Morris International, Inc. 6.375%, 5/16/38	59,000	63,608
4.250%, 11/10/44	623,000	504,993
Reynolds American, Inc. 5.850%, 8/15/45	1,350,000	1,247,805

		19,861,949

Total Consumer Staples		94,139,453

Energy (4.3%)
Energy Equipment & Services (0.0%)†
NOV, Inc. 3.950%, 12/1/42 (x)	357,000	269,705

See Notes to Financial Statements.

1029

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (4.3%)
Apache Corp. 5.100%, 9/1/40	$9,850,000	$8,390,525
BP Capital Markets America, Inc. 3.060%, 6/17/41	1,600,000	1,175,443
2.939%, 6/4/51	8,235,000	5,238,652
Cenovus Energy, Inc. 5.400%, 6/15/47	284,000	261,444
ConocoPhillips Co. 4.025%, 3/15/62	1,298,000	969,449
Devon Energy Corp. 5.600%, 7/15/41	854,000	794,251
Diamondback Energy, Inc. 4.400%, 3/24/51	2,455,000	1,967,783
Enbridge Energy Partners LP 7.375%, 10/15/45	4,590,000	5,230,014
Enbridge, Inc. 4.500%, 6/10/44	2,155,000	1,783,217
Energy Transfer LP 6.050%, 6/1/41	2,270,000	2,224,251
6.500%, 2/1/42	7,690,000	7,973,570
5.000%, 5/15/44 (e)	69,000	59,722
6.125%, 12/15/45 (x)	4,067,000	3,985,089
5.300%, 4/15/47	538,000	475,338
5.400%, 10/1/47	982,000	875,801
Enterprise Products Operating LLC 6.125%, 10/15/39	6,522,000	6,877,530
EOG Resources, Inc. 4.950%, 4/15/50	2,348,000	2,158,542
Exxon Mobil Corp. 4.227%, 3/19/40	2,176,000	1,915,343
4.327%, 3/19/50	6,275,000	5,294,096
Hess Corp. 5.800%, 4/1/47	1,250,000	1,266,187
Kinder Morgan, Inc. 3.250%, 8/1/50	957,000	612,097
Marathon Oil Corp. 6.600%, 10/1/37	1,189,000	1,296,624
5.200%, 6/1/45	2,820,000	2,611,855
Marathon Petroleum Corp. 6.500%, 3/1/41	4,468,000	4,675,884
4.750%, 9/15/44	1,055,000	901,243
5.000%, 9/15/54	2,494,000	2,116,969
MPLX LP 5.200%, 3/1/47 (x)	2,449,000	2,189,944
5.500%, 2/15/49	880,000	811,933
Occidental Petroleum Corp. 6.200%, 3/15/40	2,900,000	2,873,571
6.600%, 3/15/46 (x)	4,540,000	4,704,301
ONEOK Partners LP 6.125%, 2/1/41	86,000	85,915
ONEOK, Inc. 7.150%, 1/15/51	2,557,000	2,818,920
Ovintiv, Inc. 7.100%, 7/15/53	4,690,000	5,171,844
Phillips 66 4.650%, 11/15/34	258,000	239,947
5.875%, 5/1/42	1,742,000	1,757,396
Plains All American Pipeline LP 4.900%, 2/15/45	8,238,000	6,988,591
TotalEnergies Capital International SA 3.127%, 5/29/50	2,850,000	1,939,309
TransCanada PipeLines Ltd. 5.000%, 10/16/43	567,000	509,594
5.100%, 3/15/49	3,003,000	2,739,197
Transcontinental Gas Pipe Line Co. LLC 4.600%, 3/15/48	2,340,000	1,990,934
Valero Energy Corp. 6.625%, 6/15/37	104,000	111,502
Williams Cos., Inc. (The) 6.300%, 4/15/40	3,874,000	4,013,565
5.100%, 9/15/45	1,435,000	1,294,749

		111,372,131

Total Energy		111,641,836

Financials (7.1%)
Banks (2.9%)
Bank of America Corp. (CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38 (k)	85,000	75,640
5.875%, 2/7/42	12,210,000	12,749,127
(CME Term SOFR 3 Month + 2.25%), 4.443%, 1/20/48 (k)	4,559,000	3,901,419
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50 (k)	152,000	127,032
Citigroup, Inc. 6.125%, 8/25/36	750,000	764,485
(SOFR + 4.55%), 5.316%, 3/26/41 (k)	6,496,000	6,274,788
5.875%, 1/30/42 (x)	980,000	1,008,371
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48 (k)	2,778,000	2,307,836
Cooperatieve Rabobank UA 5.250%, 5/24/41	396,000	391,566
5.250%, 8/4/45	6,825,000	6,471,318
Fifth Third Bancorp 8.250%, 3/1/38	338,000	402,115
HSBC Bank USA NA 7.000%, 1/15/39	7,457,000	8,383,355
HSBC Holdings plc 6.800%, 6/1/38	267,000	290,135
6.100%, 1/14/42 (x)	5,777,000	6,136,149
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38 (k)	159,000	136,325
5.400%, 1/6/42	163,000	162,377
(SOFR + 1.46%), 3.157%, 4/22/42 (k)	70,000	52,005
5.625%, 8/16/43 (x)	7,704,000	7,824,739
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	27,847
(Zero Coupon), 6/29/37	135,000	74,866

See Notes to Financial Statements.

1030

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc. 2.296%, 1/12/41	$1,600,000	$1,070,414
2.930%, 9/17/41	212,000	154,667
6.184%, 7/13/43	7,050,000	7,707,436
Wells Fargo & Co. (SOFR + 2.53%), 3.068%, 4/30/41 (k)	4,004,000	2,935,206
5.606%, 1/15/44	151,000	145,143
3.900%, 5/1/45	408,000	322,291
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51 (k)	4,593,000	4,203,284
Westpac Banking Corp. 3.133%, 11/18/41	1,540,000	1,081,386

		75,181,322

Capital Markets (1.4%)
Brookfield Finance, Inc. 3.500%, 3/30/51	1,221,000	841,528
5.968%, 3/4/54	20,000	19,779
Goldman Sachs Group, Inc. (The) (SOFR + 1.51%), 3.210%, 4/22/42 (k)	6,790,000	5,041,496
(SOFR + 1.47%), 2.908%, 7/21/42 (k)	178,000	125,110
4.800%, 7/8/44	6,797,000	6,132,882
4.750%, 10/21/45	1,250,000	1,123,236
Intercontinental Exchange, Inc. 4.250%, 9/21/48	6,272,000	5,148,411
Moody’s Corp. 5.250%, 7/15/44	55,000	52,672
4.875%, 12/17/48	6,262,000	5,599,112
Morgan Stanley (SOFR + 4.84%), 5.597%, 3/24/51 (k)	3,845,000	3,905,769
(SOFR + 1.43%), 2.802%, 1/25/52 (k)	111,000	70,204
Raymond James Financial, Inc. 4.950%, 7/15/46	2,201,000	1,984,051
3.750%, 4/1/51	3,680,000	2,732,878
UBS AG 4.500%, 6/26/48	3,200,000	2,803,130
UBS Group AG 4.875%, 5/15/45	919,000	826,979

		36,407,237

Consumer Finance (0.1%)
AerCap Ireland Capital DAC 3.850%, 10/29/41	3,271,000	2,560,036

Financial Services (0.6%)
Global Payments, Inc. 4.150%, 8/15/49 (x)	2,260,000	1,707,428
Mastercard, Inc. 3.950%, 2/26/48	493,000	399,206
3.650%, 6/1/49	64,000	48,893
National Rural Utilities Cooperative Finance Corp. 4.300%, 3/15/49	5,268,000	4,344,319
Shell International Finance BV 4.125%, 5/11/35	222,000	203,777
5.500%, 3/25/40	4,250,000	4,279,025
4.000%, 5/10/46	820,000	660,691
3.250%, 4/6/50	5,890,000	4,106,404

		15,749,743

Insurance (2.1%)
Alleghany Corp. 3.250%, 8/15/51	850,000	577,426
Allstate Corp. (The) 4.200%, 12/15/46	1,154,000	925,773
3.850%, 8/10/49	2,664,000	2,001,863
American International Group, Inc. 4.800%, 7/10/45	4,360,000	3,880,736
4.750%, 4/1/48	6,870,000	6,087,782
Aon Corp. 2.900%, 8/23/51	5,200,000	3,175,099
Aon Global Ltd. 4.750%, 5/15/45	846,000	735,165
Arthur J Gallagher & Co. 6.750%, 2/15/54	3,250,000	3,596,742
Berkshire Hathaway Finance Corp. 4.200%, 8/15/48	6,950,000	5,839,062
Chubb Corp. (The) 6.000%, 5/11/37	328,000	349,536
Chubb INA Holdings LLC 4.350%, 11/3/45	6,282,000	5,406,237
Fidelity National Financial, Inc. 3.200%, 9/17/51	4,340,000	2,678,273
Hartford Financial Services Group, Inc. (The) 4.400%, 3/15/48	7,230,000	6,012,326
2.900%, 9/15/51	166,000	104,927
Lincoln National Corp. 7.000%, 6/15/40	480,000	520,623
Marsh & McLennan Cos., Inc. 4.900%, 3/15/49	23,000	20,798
5.700%, 9/15/53 (x)	780,000	786,431
MetLife, Inc. 5.700%, 6/15/35 (x)	126,000	129,312
6.400%, 12/15/36	170,000	171,700
10.750%, 8/1/39	175,000	232,750
4.875%, 11/13/43	686,000	625,395
Progressive Corp. (The) 4.125%, 4/15/47	832,000	683,035
3.950%, 3/26/50	691,000	548,352
Prudential Financial, Inc. 4.600%, 5/15/44	1,333,000	1,167,928
3.935%, 12/7/49	7,385,000	5,600,041
Travelers Cos., Inc. (The) 6.250%, 6/15/37	204,000	220,221
3.750%, 5/15/46	871,000	678,036
4.000%, 5/30/47	174,000	140,344
2.550%, 4/27/50	172,000	105,502

		53,001,415

Total Financials		182,899,753

Health Care (7.7%)
Biotechnology (1.8%)
AbbVie, Inc. 4.500%, 5/14/35	433,000	408,772

See Notes to Financial Statements.

1031

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.050%, 11/21/39	$6,970,000	$6,083,008
4.400%, 11/6/42	31,000	27,272
4.450%, 5/14/46	297,000	258,842
4.875%, 11/14/48	5,889,000	5,438,609
Amgen, Inc. 2.800%, 8/15/41	8,878,000	6,224,777
5.150%, 11/15/41	8,059,000	7,519,856
5.600%, 3/2/43	7,390,000	7,269,230
4.563%, 6/15/48	1,009,000	856,454
5.650%, 3/2/53	680,000	668,763
Baxalta, Inc. 5.250%, 6/23/45	2,075,000	1,953,319
Biogen, Inc. 5.200%, 9/15/45	2,833,000	2,586,903
3.150%, 5/1/50 (x)	1,279,000	826,603
Gilead Sciences, Inc. 5.650%, 12/1/41	5,390,000	5,428,322
4.750%, 3/1/46	1,570,000	1,404,299
4.150%, 3/1/47	804,000	654,863

		47,609,892

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories 4.750%, 11/30/36	2,006,000	1,955,845
6.150%, 11/30/37	470,000	513,897
4.750%, 4/15/43	150,000	141,795
Baxter International, Inc. 3.132%, 12/1/51	1,402,000	883,107
Becton Dickinson & Co. 4.669%, 6/6/47	145,000	126,263
Boston Scientific Corp. 4.700%, 3/1/49	4,319,000	3,854,709
DH Europe Finance II Sarl 3.400%, 11/15/49	400,000	288,806
Koninklijke Philips NV 5.000%, 3/15/42	3,237,000	2,937,820
Medtronic, Inc. 4.625%, 3/15/45	1,529,000	1,385,084
Stryker Corp. 4.375%, 5/15/44	157,000	134,884
4.625%, 3/15/46	144,000	126,906

		12,349,116

Health Care Providers & Services (2.9%)
Banner Health 2.907%, 1/1/42	5,162,000	3,668,153
Baylor Scott & White Holdings Series 2021 2.839%, 11/15/50	1,487,000	969,989
Cardinal Health, Inc. 4.368%, 6/15/47	1,086,000	877,841
Cencora, Inc. 4.300%, 12/15/47	1,551,000	1,287,009
Children’s Health System of Texas 2.511%, 8/15/50	2,010,000	1,236,033
Cigna Group (The) 3.200%, 3/15/40	7,987,000	5,946,979
6.125%, 11/15/41	261,000	272,110
4.800%, 7/15/46	1,279,000	1,126,945
CommonSpirit Health 5.318%, 12/1/34	1,540,000	1,517,462
3.910%, 10/1/50	1,192,000	905,722
CVS Health Corp. 4.780%, 3/25/38	480,000	429,509
2.700%, 8/21/40	219,000	145,561
5.125%, 7/20/45	2,245,000	1,979,133
5.050%, 3/25/48	10,191,000	8,748,709
Elevance Health, Inc. 4.650%, 1/15/43	1,627,000	1,437,403
4.550%, 3/1/48	610,000	518,658
3.125%, 5/15/50	3,631,000	2,447,741
3.600%, 3/15/51	1,927,000	1,387,490
HCA, Inc. 5.500%, 6/15/47	6,086,000	5,631,071
5.250%, 6/15/49	3,520,000	3,153,779
3.500%, 7/15/51	419,000	280,087
5.900%, 6/1/53	4,960,000	4,844,771
Humana, Inc. 4.950%, 10/1/44	909,000	801,675
Kaiser Foundation Hospitals Series 2021 3.002%, 6/1/51	4,580,000	3,069,430
Laboratory Corp. of America Holdings 4.700%, 2/1/45	1,058,000	927,915
Memorial Sloan-Kettering Cancer Center Series 2020 2.955%, 1/1/50	656,000	447,949
Providence St Joseph Health Obligated Group Series 21A 2.700%, 10/1/51	4,788,000	2,830,484
Rady Children’s Hospital-San Diego Series 21A 3.154%, 8/15/51	964,000	672,291
Sutter Health Series 20A 3.161%, 8/15/40	679,000	516,442
3.361%, 8/15/50	2,003,000	1,421,211
UnitedHealth Group, Inc. 6.625%, 11/15/37	469,000	528,014
4.750%, 7/15/45	3,023,000	2,752,648
4.250%, 4/15/47	96,000	79,954
3.700%, 8/15/49	4,300,000	3,228,290
3.875%, 8/15/59	12,294,000	9,139,090
Yale-New Haven Health Services Corp. Series 2020 2.496%, 7/1/50	1,023,000	613,440

		75,840,988

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc. 4.100%, 8/15/47	2,116,000	1,746,989

Pharmaceuticals (2.4%)
AstraZeneca plc 4.000%, 9/18/42	9,162,000	7,720,007
4.375%, 11/16/45	1,084,000	946,655
4.375%, 8/17/48	5,814,000	5,013,509
Eli Lilly and Co. 4.150%, 3/15/59	673,000	552,435
GlaxoSmithKline Capital, Inc. 4.200%, 3/18/43	1,011,000	862,337
Johnson & Johnson 3.700%, 3/1/46	6,183,000	4,975,897
3.750%, 3/3/47	1,568,000	1,283,351
3.500%, 1/15/48	3,142,000	2,401,574
Merck & Co., Inc. 4.150%, 5/18/43	232,000	197,206
4.000%, 3/7/49	4,607,000	3,732,362

See Notes to Financial Statements.

1032

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Mylan, Inc. 5.400%, 11/29/43	$8,430,000	$7,294,825
5.200%, 4/15/48 (x)	1,440,000	1,174,008
Pfizer Investment Enterprises Pte. Ltd. 5.110%, 5/19/43 (x)	2,670,000	2,558,454
Pfizer, Inc. 3.900%, 3/15/39	33,000	28,361
7.200%, 3/15/39	1,681,000	1,983,494
4.300%, 6/15/43	179,000	154,398
4.125%, 12/15/46	227,000	187,947
4.200%, 9/15/48	4,713,000	3,941,978
Takeda Pharmaceutical Co. Ltd. 3.025%, 7/9/40	6,881,000	4,985,066
3.175%, 7/9/50	400,000	265,493
Viatris, Inc. 3.850%, 6/22/40 (x)	7,200,000	5,269,528
4.000%, 6/22/50 (x)	8,000,000	5,401,384

		60,930,269

Total Health Care		198,477,254

Industrials (3.6%)
Aerospace & Defense (1.3%)
Boeing Co. (The) 5.705%, 5/1/40 (x)	7,503,000	6,942,996
3.850%, 11/1/48	38,000	25,353
5.805%, 5/1/50 (x)	11,061,000	10,013,114
General Dynamics Corp. 4.250%, 4/1/40	3,172,000	2,788,420
L3Harris Technologies, Inc. 5.054%, 4/27/45	896,000	827,531
Northrop Grumman Corp. 5.150%, 5/1/40	1,393,000	1,329,891
4.750%, 6/1/43	402,000	361,388
5.250%, 5/1/50	12,515,000	11,885,233
RTX Corp. 4.350%, 4/15/47	298,000	245,883

		34,419,809

Air Freight & Logistics (0.3%)
FedEx Corp. 3.900%, 2/1/35	65,000	57,752
4.400%, 1/15/47	7,305,000	5,939,627
United Parcel Service, Inc. 6.200%, 1/15/38	113,000	122,404

		6,119,783

Building Products (0.0%)†
Johnson Controls International plc 6.000%, 1/15/36	596,000	618,664

Commercial Services & Supplies (0.2%)
Republic Services, Inc. 3.050%, 3/1/50	1,275,000	845,319
Rockefeller Foundation (The)
Series 2020 2.492%, 10/1/50	5,726,000	3,535,908
Waste Management, Inc. 2.500%, 11/15/50	1,480,000	882,895

		5,264,122

Electrical Equipment (0.1%)
Eaton Corp. 4.150%, 11/2/42	750,000	638,266
3.915%, 9/15/47	329,000	262,039
Rockwell Automation, Inc. 4.200%, 3/1/49	2,973,000	2,499,723

		3,400,028

Ground Transportation (1.0%)
Burlington Northern Santa Fe LLC 5.750%, 5/1/40	4,740,000	4,861,774
4.400%, 3/15/42	92,000	80,596
4.900%, 4/1/44	1,890,000	1,749,123
4.700%, 9/1/45	2,771,000	2,487,896
4.125%, 6/15/47(x)	539,000	440,951
Canadian National Railway Co. 3.650%, 2/3/48	264,000	203,834
Canadian Pacific Railway Co. 3.100%, 12/2/51	830,000	548,786
CSX Corp. 6.150%, 5/1/37	32,000	34,294
4.100%, 3/15/44	32,000	26,366
4.750%, 11/15/48	4,706,000	4,211,214
Norfolk Southern Corp. 4.837%, 10/1/41	219,000	199,882
3.942%, 11/1/47	7,186,000	5,555,612
4.050%, 8/15/52	1,015,000	785,020
3.155%, 5/15/55	4,276,000	2,720,731
Union Pacific Corp. 3.750%, 2/5/70 (x)	1,156,000	813,221

		24,719,300

Industrial Conglomerates (0.3%)
3M Co. 4.000%, 9/14/48	31,000	24,673
3.250%, 8/26/49	3,076,000	2,083,572
Honeywell International, Inc. 3.812%, 11/21/47	3,876,000	3,040,390
2.800%, 6/1/50	2,915,000	1,934,283

		7,082,918

Machinery (0.4%)
Caterpillar, Inc. 5.200%, 5/27/41	28,000	27,310
3.803%, 8/15/42	522,000	424,074
4.750%, 5/15/64	522,000	462,703
Cummins, Inc. 4.875%, 10/1/43	3,460,000	3,176,820
Deere & Co. 3.900%, 6/9/42 (x)	503,000	419,330
2.875%, 9/7/49	804,000	539,642
3.750%, 4/15/50	665,000	519,578
Parker-Hannifin Corp. 4.000%, 6/14/49	7,155,000	5,608,870

		11,178,327

Total Industrials		92,802,951

Information Technology (4.3%)
Communications Equipment (0.0%)†
Cisco Systems, Inc. 5.500%, 1/15/40	30,000	30,521

See Notes to Financial Statements.

1033

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc. 4.750%, 3/15/42	$201,000	$178,348
5.350%, 11/15/48	5,255,000	4,934,429

		5,112,777

IT Services (0.4%)
International Business Machines Corp. 5.600%, 11/30/39	3,265,000	3,341,064
2.850%, 5/15/40	8,975,000	6,398,540
4.700%, 2/19/46	319,000	282,722

		10,022,326

Semiconductors & Semiconductor Equipment (1.9%)
Applied Materials, Inc. 5.850%, 6/15/41	1,103,000	1,168,499
4.350%, 4/1/47	2,900,000	2,533,252
Broadcom, Inc. 3.500%, 2/15/41§	1,116,000	861,316
Intel Corp. 4.600%, 3/25/40	8,955,000	8,083,216
4.800%, 10/1/41	87,000	79,232
5.625%, 2/10/43	5,260,000	5,218,329
4.100%, 5/19/46	1,472,000	1,177,318
4.100%, 5/11/47	7,099,000	5,618,037
4.750%, 3/25/50	4,561,000	3,940,331
KLA Corp. 5.000%, 3/15/49	8,644,000	8,095,260
NXP BV 3.250%, 5/11/41	3,363,000	2,458,151
QUALCOMM, Inc. 4.800%, 5/20/45	1,201,000	1,110,773
4.300%, 5/20/47	801,000	684,677
Texas Instruments, Inc. 4.150%, 5/15/48	406,000	335,916
TSMC Arizona Corp. 3.125%, 10/25/41	8,600,000	6,806,556
4.500%, 4/22/52 (x)	800,000	738,040

		48,908,903

Software (1.2%)
Microsoft Corp. 3.500%, 2/12/35	141,000	128,002
3.450%, 8/8/36	65,000	56,637
4.450%, 11/3/45 (x)	925,000	868,602
3.700%, 8/8/46	997,000	820,803
3.950%, 8/8/56	4,796,000	3,934,939
3.041%, 3/17/62	70,000	46,214
Oracle Corp. 3.900%, 5/15/35	215,000	186,074
6.500%, 4/15/38	346,000	370,473
3.600%, 4/1/40	9,587,000	7,417,872
4.500%, 7/8/44 (x)	1,011,000	844,529
4.125%, 5/15/45	870,000	683,954
4.000%, 11/15/47	4,340,000	3,308,451
6.900%, 11/9/52	5,220,000	5,876,423
5.550%, 2/6/53	6,410,000	6,096,126
4.375%, 5/15/55 (x)	305,000	237,422

		30,876,521

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc. 4.500%, 2/23/36	439,000	427,693
4.650%, 2/23/46 (x)	6,400,000	5,908,242
3.850%, 8/4/46	4,660,000	3,815,837
4.250%, 2/9/47	1,000,000	876,438
Dell International LLC 8.350%, 7/15/46	250,000	317,138
Hewlett Packard Enterprise Co. 6.350%, 10/15/45 (e)	3,298,000	3,468,383
HP, Inc. 6.000%, 9/15/41(x)	930,000	951,612

		15,765,343

Total Information Technology		110,716,391

Materials (1.8%)
Chemicals (0.8%)
Air Products and Chemicals, Inc. 2.700%, 5/15/40	1,383,000	991,350
Dow Chemical Co. (The) 5.550%, 11/30/48	6,791,000	6,467,482
DuPont de Nemours, Inc. 5.319%, 11/15/38	202,000	208,556
5.419%, 11/15/48 (x)	8,454,000	8,762,670
Eastman Chemical Co. 4.800%, 9/1/42	1,090,000	950,322
Ecolab, Inc. 5.500%, 12/8/41	1,435,000	1,447,312
3.950%, 12/1/47	202,000	163,697
LYB International Finance III LLC 4.200%, 10/15/49	1,020,000	785,716
Nutrien Ltd. 4.125%, 3/15/35	145,000	128,922
5.800%, 3/27/53 (x)	1,560,000	1,546,688
Sherwin-Williams Co. (The) 4.500%, 6/1/47	185,000	155,869

		21,608,584

Construction Materials (0.0%)†
Martin Marietta Materials, Inc. 3.200%, 7/15/51	51,000	33,940

Containers & Packaging (0.3%)
International Paper Co. 6.000%, 11/15/41	4,800,000	4,822,902
4.800%, 6/15/44	258,000	218,688
4.400%, 8/15/47	492,000	385,761
Packaging Corp. of America 4.050%, 12/15/49	898,000	707,186

		6,134,537

Metals & Mining (0.7%)
ArcelorMittal SA 6.750%, 3/1/41 (e)	1,435,000	1,464,554
BHP Billiton Finance USA Ltd. 5.500%, 9/8/53	3,350,000	3,329,947
Freeport-McMoRan, Inc. 5.400%, 11/14/34	690,000	678,285
5.450%, 3/15/43	2,100,000	1,989,119

See Notes to Financial Statements.

1034

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Nucor Corp. 5.200%, 8/1/43	$559,000	$546,800
4.400%, 5/1/48	3,428,000	2,897,722
Rio Tinto Alcan, Inc. 5.750%, 6/1/35	747,000	779,024
Rio Tinto Finance USA Ltd. 2.750%, 11/2/51	130,000	80,918
Rio Tinto Finance USA plc 4.125%, 8/21/42	1,399,000	1,183,605
Southern Copper Corp. 7.500%, 7/27/35	139,000	160,372
6.750%, 4/16/40	788,000	862,072
5.875%, 4/23/45	121,000	119,958
Vale Overseas Ltd. 6.875%, 11/10/39	980,000	1,044,386
Vale SA 5.625%, 9/11/42	2,170,000	2,115,945

		17,252,707

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA 5.500%, 11/2/47	600,000	525,600

Total Materials		45,555,368

Real Estate (0.7%)
Diversified REITs (0.3%)
Simon Property Group LP (REIT) 4.750%, 3/15/42	6,281,000	5,522,399
VICI Properties LP (REIT) 5.625%, 5/15/52	1,650,000	1,497,738

		7,020,137

Health Care REITs (0.2%)
Ventas Realty LP (REIT) 5.700%, 9/30/43	470,000	451,188
Welltower OP LLC (REIT) 6.500%, 3/15/41	3,077,000	3,323,268
4.950%, 9/1/48	1,523,000	1,377,229

		5,151,685

Industrial REITs (0.1%)
Prologis LP (REIT) 4.375%, 9/15/48	2,339,000	1,961,294
2.125%, 10/15/50	284,000	151,290

		2,112,584

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT) 4.150%, 7/1/47	538,000	434,585
ERP Operating LP (REIT) 4.500%, 7/1/44	205,000	173,825

		608,410

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT) 4.250%, 4/1/45	760,000	605,274
Realty Income Corp. (REIT) 4.650%, 3/15/47	2,329,000	2,010,498

		2,615,772

Specialized REITs (0.0%)†
American Tower Corp. (REIT) 3.700%, 10/15/49	384,000	279,268

Total Real Estate		17,787,856

Utilities (5.4%)
Electric Utilities (3.7%)
AEP Transmission Co. LLC 4.250%, 9/15/48	30,000	24,153
Arizona Public Service Co. 4.350%, 11/15/45	1,626,000	1,321,659
CenterPoint Energy Houston Electric LLC 4.500%, 4/1/44	511,000	446,298
Commonwealth Edison Co. 3.800%, 10/1/42	263,000	207,662
4.000%, 3/1/48	347,000	270,440
DTE Electric Co.
Series B 3.250%, 4/1/51	3,710,000	2,519,561
Duke Energy Carolinas LLC 6.050%, 4/15/38	243,000	253,770
4.250%, 12/15/41	293,000	245,429
3.450%, 4/15/51	5,398,000	3,761,967
Duke Energy Corp. 3.300%, 6/15/41	1,991,000	1,443,686
3.500%, 6/15/51	467,000	315,654
6.100%, 9/15/53	6,050,000	6,250,406
Duke Energy Indiana LLC 4.900%, 7/15/43	7,460,000	6,688,820
Entergy Arkansas LLC 3.350%, 6/15/52	2,477,000	1,659,910
Entergy Corp. 3.750%, 6/15/50	1,800,000	1,273,974
Eversource Energy 3.450%, 1/15/50	3,723,000	2,537,942
Exelon Corp. 5.600%, 3/15/53 (x)	1,810,000	1,749,565
Florida Power & Light Co. 5.690%, 3/1/40	408,000	422,380
4.050%, 10/1/44	7,794,000	6,420,222
Georgia Power Co.
Series B 3.700%, 1/30/50	1,501,000	1,113,678
Kentucky Utilities Co. 5.125%, 11/1/40	1,082,000	1,019,201
Nevada Power Co.
Series N 6.650%, 4/1/36	745,000	799,705
NSTAR Electric Co. 4.400%, 3/1/44	563,000	478,614
Oncor Electric Delivery Co. LLC 3.750%, 4/1/45	1,227,000	954,985
3.800%, 9/30/47	804,000	614,152
Pacific Gas and Electric Co. 4.500%, 7/1/40	9,440,000	7,789,190
4.200%, 6/1/41	9,666,000	7,576,946
3.500%, 8/1/50	11,087,000	7,221,638
6.750%, 1/15/53	5,680,000	5,928,937
PacifiCorp 6.000%, 1/15/39	6,808,000	6,900,863

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.150%, 2/15/50	$338,000	$258,323
2.900%, 6/15/52	5,791,000	3,425,302
PECO Energy Co. 2.850%, 9/15/51	757,000	467,308
Public Service Co. of Colorado 6.500%, 8/1/38	130,000	140,639
Public Service Electric & Gas Co. 3.800%, 3/1/46	1,072,000	837,835
2.050%, 8/1/50	1,438,000	773,302
Southern California Edison Co. 4.050%, 3/15/42	40,000	32,184
4.650%, 10/1/43	341,000	293,581
4.000%, 4/1/47	1,031,000	789,056
Series H 3.650%, 6/1/51	7,241,000	5,101,265
Southwestern Electric Power Co.
Series J 3.900%, 4/1/45	1,650,000	1,226,778
Virginia Electric and Power Co. 6.350%, 11/30/37	1,553,000	1,646,818
8.875%, 11/15/38	2,047,000	2,641,590
Series B 6.000%, 1/15/36	698,000	723,338

		96,568,726

Gas Utilities (0.4%)
Atmos Energy Corp. 2.850%, 2/15/52	2,436,000	1,515,348
CenterPoint Energy Resources Corp. 4.100%, 9/1/47	32,000	25,237
ONE Gas, Inc. 4.658%, 2/1/44	3,502,000	3,091,960
Southern California Gas Co. 5.600%, 4/1/54	6,180,000	6,004,141

		10,636,686

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC 5.750%, 10/1/41	1,092,000	1,073,842

Multi-Utilities (1.1%)
Berkshire Hathaway Energy Co. 5.150%, 11/15/43	3,480,000	3,247,732
4.500%, 2/1/45	1,770,000	1,542,790
2.850%, 5/15/51	82,000	50,364
Consolidated Edison Co. of New York, Inc. 4.450%, 3/15/44	8,335,000	7,089,320
4.500%, 5/15/58	431,000	351,504
Series 05-A 5.300%, 3/1/35	34,000	33,754
Series 08-B 6.750%, 4/1/38	4,025,000	4,477,024
Series E 4.650%, 12/1/48	61,000	51,960
Consumers Energy Co. 3.950%, 5/15/43	854,000	692,439
3.750%, 2/15/50	793,000	604,285
3.100%, 8/15/50	215,000	150,847
Dominion Energy, Inc.
Series A 4.600%, 3/15/49	459,000	380,782
NiSource, Inc. 5.650%, 2/1/45	4,981,000	4,773,936
San Diego Gas & Electric Co. 2.950%, 8/15/51	2,526,000	1,636,461
Sempra 3.800%, 2/1/38	2,230,000	1,826,133
4.000%, 2/1/48	912,000	694,616
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	160,000	120,894

		27,724,841

Water Utilities (0.1%)
American Water Capital Corp. 4.300%, 9/1/45	1,417,000	1,197,311
4.150%, 6/1/49	2,197,000	1,773,984

		2,971,295

Total Utilities		138,975,390

Total Corporate Bonds		1,208,178,769

Foreign Government Securities (3.2%)
Hungary Government Bond 7.625%, 3/29/41	68,000	77,669
Italian Republic Government Bond 4.000%, 10/17/49	437,000	323,454
3.875%, 5/6/51	5,199,000	3,684,962
Oriental Republic of Uruguay 5.750%, 10/28/34	4,870,000	5,074,540
7.625%, 3/21/36	377,768	449,261
Republic of Chile 3.100%, 5/7/41	10,909,000	7,995,315
4.340%, 3/7/42	8,600,000	7,429,282
4.000%, 1/31/52	1,800,000	1,393,290
5.330%, 1/5/54(x)	5,800,000	5,466,906
3.100%, 1/22/61	2,453,000	1,516,813
Republic of Indonesia 3.050%, 3/12/51	500,000	337,555
5.450%, 9/20/52	5,200,000	5,145,504
3.350%, 3/12/71	485,000	311,457
Republic of Panama 6.700%, 1/26/36	368,000	358,064
Republic of Peru 3.550%, 3/10/51	7,084,000	5,021,989
2.780%, 12/1/60	635,000	355,282
3.230%, 7/28/21	577,000	324,563
Republic of Philippines 2.650%, 12/10/45	408,000	266,265
5.950%, 10/13/47	6,000,000	6,368,160
5.500%, 1/17/48 (x)	200,000	202,022
Republic of Poland 5.500%, 4/4/53	5,070,000	4,962,415
State of Israel Government Bond 3.875%, 7/3/50	3,436,000	2,407,347
4.500%, 4/3/20	950,000	668,266
United Mexican States 6.350%, 2/9/35	5,200,000	5,228,600
4.280%, 8/14/41	10,597,000	8,228,570
5.550%, 1/21/45	615,000	554,712

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 4/27/51	$5,064,000	$4,058,340
4.400%, 2/12/52	3,800,000	2,762,600
3.771%, 5/24/61	810,000	498,150

Total Foreign Government Securities		81,471,353

Municipal Bonds (1.6%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	4,910,000	3,833,671
American Municipal Power, Inc. 8.084%, 2/15/50	2,995,000	3,904,842
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,307,702
Commonwealth of Massachusetts 2.900%, 9/1/49	1,615,000	1,122,253
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	2,000,000	1,670,275
Golden State Tobacco Securitization Corp., ST APPROP
3.115%, 6/1/38	3,040,000	2,453,533
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,377,933
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A 6.668%, 11/15/39	150,000	162,675
Michigan Finance Authority 3.384%, 12/1/40	1,825,000	1,482,154
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,243,446
4.458%, 10/1/62	3,900,000	3,386,404
Rutgers The State University of New Jersey 3.915%, 5/1/19	15,000	10,701
State of California 7.625%, 3/1/40	4,735,000	5,614,415
7.600%, 11/1/40	2,980,000	3,570,206
State of California, Various Purposes, General Obligation Bonds,
Series 2009 7.550%, 4/1/39	5,170,000	6,145,658
State of Illinois 6.725%, 4/1/35	418,846	440,110
Texas Transportation Commission 2.472%, 10/1/44	745,000	512,134

Total Municipal Bonds		40,238,112

Supranational (0.1%)
European Investment Bank 4.875%, 2/15/36	2,846,000	2,921,127
Inter-American Development Bank 3.200%, 8/7/42	31,000	24,805
4.375%, 1/24/44	27,000	25,280

Total Supranational		2,971,212

U.S. Government Agency Securities (0.5%)
FHLB 5.500%, 7/15/36	4,730,000	5,131,298
FNMA 5.625%, 7/15/37	5,251,000	5,758,107
Tennessee Valley Authority 6.150%, 1/15/38	1,439,000	1,641,311
5.250%, 9/15/39	172,000	178,419
4.250%, 9/15/65	1,226,000	1,052,516

Total U.S. Government Agency Securities		13,761,651

U.S. Treasury Obligations (46.2%)
U.S. Treasury Bonds 1.125%, 5/15/40	76,616,500	47,353,073
1.125%, 8/15/40	66,670,000	40,771,825
1.375%, 11/15/40	19,174,000	12,144,925
1.875%, 2/15/41	106,407,700	73,086,554
4.750%, 2/15/41	11,721,200	12,076,180
2.250%, 5/15/41	161,314,700	117,205,196
2.000%, 11/15/41	39,642,800	27,350,983
3.625%, 8/15/43	26,270,600	22,923,423
2.875%, 11/15/46	22,082,000	16,659,193
3.000%, 5/15/47	30,425,900	23,391,295
3.000%, 2/15/48	21,407,600	16,381,220
3.125%, 5/15/48	34,331,700	26,842,439
3.000%, 8/15/48	1,999,000	1,525,458
3.375%, 11/15/48	160,486,900	131,071,497
3.000%, 2/15/49	64,597,000	49,214,439
2.875%, 5/15/49	16,610,800	12,341,261
2.375%, 11/15/49	94,383,200	63,059,558
2.375%, 5/15/51	133,339,400	88,401,049
1.875%, 11/15/51	60,000	35,054
2.250%, 2/15/52	1,489,100	954,916
2.875%, 5/15/52	79,429,100	58,595,888
3.000%, 8/15/52	81,250,000	61,496,646
4.000%, 11/15/52	42,346,800	38,794,128
3.625%, 2/15/53	158,713,400	135,865,257
3.625%, 5/15/53	67,897,900	58,130,665
4.125%, 8/15/53	37,669,000	35,286,873
4.750%, 11/15/53	4,265,000	4,436,199
4.250%, 2/15/54	19,555,000	18,737,622

Total U.S. Treasury Obligations		1,194,132,816

Total Long-Term Debt Securities (98.8%) (Cost $3,101,947,082)		2,554,698,200

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	1,800,000	1,800,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	4,299,845	4,299,845
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	4,764,736	4,765,689

See Notes to Financial Statements.

1037

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		12,865,534

Total Short-Term Investments (0.5%) (Cost $12,866,010)		12,865,534

Total Investments in Securities (99.3%) (Cost $3,114,813,092)		2,567,563,734
Other Assets Less Liabilities (0.7%)		18,435,819

Net Assets (100%)		$2,585,999,553

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $861,316 or 0.0% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $8,065,463. This was collateralized by $190,787 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.510%, maturing 7/15/24 – 2/15/54 and by cash of $8,099,845 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

BAM	—	Build America Mutual Assurance Co.
CME	—	Chicago Mercantile Exchange
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
ST APPROP	—	State Appropriation

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$13,944,287	$—	$13,944,287
Corporate Bonds
Communication Services	—	151,533,159	—	151,533,159
Consumer Discretionary	—	63,649,358	—	63,649,358
Consumer Staples	—	94,139,453	—	94,139,453
Energy	—	111,641,836	—	111,641,836
Financials	—	182,899,753	—	182,899,753
Health Care	—	198,477,254	—	198,477,254
Industrials	—	92,802,951	—	92,802,951
Information Technology	—	110,716,391	—	110,716,391
Materials	—	45,555,368	—	45,555,368
Real Estate	—	17,787,856	—	17,787,856
Utilities	—	138,975,390	—	138,975,390
Foreign Government Securities	—	81,471,353	—	81,471,353
Municipal Bonds	—	40,238,112	—	40,238,112
Short-Term Investments
Investment Companies	12,865,534	—	—	12,865,534
Supranational	—	2,971,212	—	2,971,212
U.S. Government Agency Securities	—	13,761,651	—	13,761,651
U.S. Treasury Obligations	—	1,194,132,816	—	1,194,132,816

Total Assets	$12,865,534	$2,554,698,200	$—	$2,567,563,734

Total Liabilities	$—	$—	$—	$—

Total	$12,865,534	$2,554,698,200	$—	$2,567,563,734

See Notes to Financial Statements.

1038

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$275,451,085
Long-term U.S. government debt securities	403,309,516

$678,760,601

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$290,422,355
Long-term U.S. government debt securities	346,272,568

$636,694,923

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,546,804
Aggregate gross unrealized depreciation	(559,489,684)

Net unrealized depreciation	$(553,942,880)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,121,506,614

See Notes to Financial Statements.

1039

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $3,114,813,092)	$2,567,563,734
Cash	852,569
Receivable for securities sold	44,596,860
Dividends, interest and other receivables	28,889,400
Securities lending income receivable	5,257
Receivable for Portfolio shares sold	381
Other assets	32,661

Total assets	2,641,940,862

LIABILITIES
Payable for securities purchased	45,523,153
Payable for return of collateral on securities loaned	8,099,845
Payable for Portfolio shares repurchased	1,409,865
Investment management fees payable	611,418
Administrative fees payable	196,978
Distribution fees payable – Class IB	61
Accrued expenses	99,989

Total liabilities	55,941,309

Commitments and contingent liabilities^
NET ASSETS	$2,585,999,553

Net assets were comprised of:
Paid in capital	$3,565,141,628
Total distributable earnings (loss)	(979,142,075)

Net assets	$2,585,999,553

Class IB
Net asset value, offering and redemption price per share, $299,385 / 43,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.88

Class K
Net asset value, offering and redemption price per share, $2,585,700,168 / 375,487,225 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.89

(x)	Includes value of securities on loan of $8,065,463.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$55,824,934
Dividends	354,604
Securities lending (net)	26,046

Total income	56,205,584

EXPENSES
Investment management fees	4,346,205
Administrative fees	1,184,596
Printing and mailing expenses	117,474
Professional fees	77,128
Trustees’ fees	42,805
Custodian fees	29,252
Distribution fees – Class IB	262
Miscellaneous	31,618

Gross expenses	5,829,340
Less: Waiver from investment manager	(698,209)

Net expenses	5,131,131

NET INVESTMENT INCOME (LOSS)	51,074,453

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(109,381,292)

Net change in unrealized appreciation (depreciation) on investments in securities	(39,249,550)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(148,630,842)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(97,556,389)

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,074,453	$85,527,838
Net realized gain (loss)	(109,381,292)	(189,298,462)
Net change in unrealized appreciation (depreciation)	(39,249,550)	273,400,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(97,556,389)	169,629,757

Distributions to shareholders:
Class IB	—	(2,261)
Class K	—	(85,552,991)

Total distributions to shareholders	—	(85,555,252)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 33,535 and 0 shares ]	230,318	—
Capital shares issued in reinvestment of dividends [ 0 and 318 shares, respectively ]	—	2,261
Capital shares repurchased [ (646) and 0 shares ]	(4,423)	—

Total Class IB transactions	225,895	2,261

Class K
Capital shares sold [ 31,876,078 and 103,366,458 shares, respectively ]	218,885,334	712,087,064
Capital shares issued in reinvestment of dividends [ 0 and 12,039,845 shares, respectively ]	—	85,552,991
Capital shares repurchased [ (33,018,403) and (52,294,397) shares, respectively ]	(226,714,699)	(361,562,010)

Total Class K transactions	(7,829,365)	436,078,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,603,470)	436,080,306

TOTAL INCREASE (DECREASE) IN NET ASSETS	(105,159,859)	520,154,811
NET ASSETS:
Beginning of period	2,691,159,412	2,171,004,601

End of period	$2,585,999,553	$2,691,159,412

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,		August 2, 2021* to December 31, 2021
			2023	2022
Net asset value, beginning of period	$7.14		$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.24	0.21	0.07
Net realized and unrealized gain (loss)	(0.39)		0.20	(2.88)	(0.23)

Total from investment operations	(0.26)		0.44	(2.67)	(0.16)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.22)	(0.02)
Distributions from net realized gains	—		—	(0.01)	—	#

Total dividends and distributions	—		(0.22)	(0.23)	(0.02)

Net asset value, end of period	$6.88		$7.14	$6.92	$9.82

Total return (b)	(3.64)%		6.35%	(27.31)%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$299		$76	$72	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.65%	0.65%
Before waivers (a)(f)	0.70%		0.71%	0.70%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.74%		3.46%	2.67%	1.69	%(l)
Before waivers (a)(f)	3.69%		3.40%	2.62%	0.64	%(l)
Portfolio turnover rate^	25	%(z)	39%	49%	10	%(z)

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,		August 2, 2021* to December 31, 2021
			2023	2022
Net asset value, beginning of period	$7.15		$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.26	0.23	0.08
Net realized and unrealized gain (loss)	(0.40)		0.21	(2.88)	(0.23)

Total from investment operations	(0.26)		0.47	(2.65)	(0.15)

Less distributions:
Dividends from net investment income	—		(0.24)	(0.24)	(0.03)
Distributions from net realized gains	—		—	(0.01)	—	#

Total dividends and distributions	—		(0.24)	(0.25)	(0.03)

Net asset value, end of period	$6.89		$7.15	$6.92	$9.82

Total return (b)	(3.64)%		6.76%	(27.12)%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,585,700		$2,691,083	$2,170,933	$3,379,129
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.40%	0.40%	0.40%
Before waivers (a)(f)	0.45%		0.46%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.98%		3.72%	2.91%	2.02	%(l)
Before waivers (a)(f)	3.93%		3.66%	2.85%	1.98	%(l)
Portfolio turnover rate^	25	%(z)	39%	49%	10	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (21.1%)
Entertainment (7.9%)
Netflix, Inc.*	65,309	$44,075,738
Walt Disney Co. (The)	195,851	19,446,046

		63,521,784

Interactive Media & Services (13.2%)
Alphabet, Inc., Class A	220,900	40,236,935
Alphabet, Inc., Class C	36,051	6,612,474
Meta Platforms, Inc., Class A	118,819	59,910,916

		106,760,325

Total Communication Services		170,282,109

Consumer Discretionary (16.1%)
Automobile Components (0.8%)
Mobileye Global, Inc., Class A(x)*	212,920	5,979,858

Automobiles (5.0%)
Tesla, Inc.*	204,344	40,435,591

Broadline Retail (7.0%)
Alibaba Group Holding Ltd. (ADR)	74,915	5,393,880
Amazon.com, Inc.*	265,657	51,338,215

		56,732,095

Hotels, Restaurants & Leisure (2.8%)
Starbucks Corp.	146,233	11,384,239
Yum China Holdings, Inc.	153,805	4,743,347
Yum! Brands, Inc.	48,537	6,429,211

		22,556,797

Textiles, Apparel & Luxury Goods (0.5%)
Under Armour, Inc., Class A*	573,424	3,824,738

Total Consumer Discretionary		129,529,079

Consumer Staples (3.6%)
Beverages (3.6%)
Boston Beer Co., Inc. (The), Class A*	19,825	6,047,616
Monster Beverage Corp.*	467,508	23,352,025

Total Consumer Staples		29,399,641

Financials (8.7%)
Capital Markets (3.4%)
FactSet Research Systems, Inc.	22,818	9,315,905
MSCI, Inc.	18,879	9,094,958
SEI Investments Co.	142,428	9,213,667

		27,624,530

Financial Services (5.3%)
Block, Inc., Class A*	109,795	7,080,680
PayPal Holdings, Inc.*	102,547	5,950,802
Visa, Inc., Class A	111,855	29,358,582

		42,390,064

Total Financials		70,014,594

Health Care (14.0%)
Biotechnology (5.6%)
Alnylam Pharmaceuticals, Inc.*	82,546	20,058,678
CRISPR Therapeutics AG (x)*	93,387	5,043,832
GRAIL, Inc.(x)*	10,489	161,216
Regeneron Pharmaceuticals, Inc.*	19,097	20,071,520

		45,335,246

Health Care Equipment & Supplies (1.2%)
Intuitive Surgical, Inc.*	21,479	9,554,933

Health Care Technology (2.8%)
Doximity, Inc., Class A*	347,978	9,732,945

Veeva Systems, Inc., Class A*	71,008	12,995,174

		22,728,119

Life Sciences Tools & Services (0.8%)
Illumina, Inc.*	61,757	6,446,195

Pharmaceuticals (3.6%)
Novartis AG (ADR)	57,789	6,152,217
Novo Nordisk A/S (ADR)	117,558	16,780,229
Roche Holding AG (ADR) (x)	174,642	6,054,838

		28,987,284

Total Health Care		113,051,777

Industrials (6.0%)
Aerospace & Defense (4.4%)
Boeing Co. (The)*	193,832	35,279,362

Air Freight & Logistics (1.1%)
Expeditors International of Washington, Inc.	72,268	9,018,324

Machinery (0.5%)
Deere & Co.	11,872	4,435,736

Total Industrials		48,733,422

Information Technology (28.2%)
IT Services (1.5%)
Shopify, Inc., Class A*	181,231	11,970,307

Semiconductors & Semiconductor Equipment (12.6%)
ARM Holdings plc (ADR) (x)*	148,240	24,255,029
NVIDIA Corp.	486,747	60,132,724
QUALCOMM, Inc.	87,209	17,370,289

		101,758,042

Software (14.1%)
Autodesk, Inc.*	89,539	22,156,426
Microsoft Corp.	59,663	26,666,378
Oracle Corp.	259,092	36,583,790
Salesforce, Inc.	61,396	15,784,912
Workday, Inc., Class A*	57,613	12,879,962

		114,071,468

Total Information Technology		227,799,817

Total Common Stocks (97.7%) (Cost $385,622,058)		788,810,439

SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	6,300,000	6,300,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	16,507,368	$16,507,368
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	1,765,687	1,766,040

Total Investment Companies		25,573,408

Total Short-Term Investments (3.2%) (Cost $25,573,408)		25,573,408

Total Investments in Securities (100.9%) (Cost $411,195,466)		814,383,847
Other Assets Less Liabilities (-0.9%)		(7,378,889)

Net Assets (100%)		$807,004,958

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $27,640,339. This was collateralized by $5,478,004 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 6/30/25 – 11/15/49 and by cash of $23,807,416 of which $23,807,368 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$170,282,109	$—	$—	$170,282,109
Consumer Discretionary	129,529,079	—	—	129,529,079
Consumer Staples	29,399,641	—	—	29,399,641
Financials	70,014,594	—	—	70,014,594
Health Care	113,051,777	—	—	113,051,777
Industrials	48,733,422	—	—	48,733,422
Information Technology	227,799,817	—	—	227,799,817
Short-Term Investments
Investment Companies	25,573,408	—	—	25,573,408

Total Assets	$814,383,847	$—	$—	$814,383,847

Total Liabilities	$—	$—	$—	$—

Total	$814,383,847	$—	$—	$814,383,847

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$42,817,997
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$210,073,060

See Notes to Financial Statements.

1044

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$459,520,833
Aggregate gross unrealized depreciation	(56,658,871)

Net unrealized appreciation	$402,861,962

Federal income tax cost of investments in securities and derivative instruments, if applicable	$411,521,885

See Notes to Financial Statements.

1045

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $411,195,466)	$814,383,847
Cash	17,140,297
Receivable for Portfolio shares sold	351,086
Dividends, interest and other receivables	156,960
Securities lending income receivable	5,633
Other assets	9,236

Total assets	832,047,059

LIABILITIES
Payable for return of collateral on securities loaned	23,807,368
Payable for Portfolio shares repurchased	547,509
Investment management fees payable	449,305
Distribution fees payable – Class IB	118,492
Administrative fees payable	60,841
Accrued expenses	58,586

Total liabilities	25,042,101

Commitments and contingent liabilities^
NET ASSETS	$807,004,958

Net assets were comprised of:
Paid in capital	$267,105,501
Total distributable earnings (loss)	539,899,457

Net assets	$807,004,958

Class IB
Net asset value, offering and redemption price per share, $589,360,412 / 48,865,561 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.06

Class K
Net asset value, offering and redemption price per share, $217,644,546 / 17,946,261 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.13

(x)	Includes value of securities on loan of $27,640,339.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $156,665 foreign withholding tax)	$2,121,383
Interest	343,581
Securities lending (net)	76,997

Total income	2,541,961

EXPENSES
Investment management fees	3,088,372
Distribution fees – Class IB (a)	552,113
Administrative fees	382,778
Distribution fees – Class IA (a)	147,669
Printing and mailing expenses	42,763
Professional fees	41,165
Custodian fees	25,558
Trustees’ fees	13,901
Miscellaneous	8,382

Gross expenses	4,302,701
Less: Waiver from investment manager	(283,020)

Net expenses	4,019,681

NET INVESTMENT INCOME (LOSS)	(1,477,720)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	132,281,399
Net change in unrealized appreciation (depreciation) on investments in securities	(643,378)

NET REALIZED AND UNREALIZED GAIN (LOSS)	131,638,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$130,160,301

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

1046

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,477,720)	$(3,639,403)
Net realized gain (loss)	132,281,399	42,279,626
Net change in unrealized appreciation (depreciation)	(643,378)	233,012,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	130,160,301	271,653,084

Distributions to shareholders:
Class IA	—	(4,919,070)
Class IB	—	(16,583,874)
Class K	—	(11,872,466)

Total distributions to shareholders	—	(33,375,410)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 421,002 and 1,327,371 shares, respectively ]	4,589,403	12,467,556
Capital shares issued in reinvestment of dividends and distributions [ 0 and 494,835 shares, respectively ]	—	4,919,070
Capital shares repurchased in connection with share class combination (Note 1) [ (10,838,643) and 0 shares, respectively ]	(128,263,923)	—
Capital shares repurchased [ (1,285,606) and (2,572,990) shares, respectively ]	(14,187,422)	(24,038,285)

Total Class IA transactions	(137,861,942)	(6,651,659)

Class IB
Capital shares sold [ 1,851,878 and 4,150,728 shares, respectively ]	20,736,260	38,693,746
Capital shares issued in connection with share class combination (Note 1) [ 10,751,166 and 0 shares, respectively ]	128,263,923	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,654,773 shares, respectively ]	—	16,583,874
Capital shares repurchased [ (3,871,255) and (6,565,572) shares, respectively ]	(43,482,797)	(61,497,486)

Total Class IB transactions	105,517,386	(6,219,866)

Class K
Capital shares sold [ 11,645 and 50,554 shares, respectively ]	127,543	474,265
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,179,779 shares, respectively ]	—	11,872,466
Capital shares repurchased [ (10,590,372) and (5,573,851) shares, respectively ]	(120,164,352)	(53,452,999)

Total Class K transactions	(120,036,809)	(41,106,268)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(152,381,365)	(53,977,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,221,064)	184,299,881
NET ASSETS:
Beginning of period	829,226,022	644,926,141

End of period	$807,004,958	$829,226,022

See Notes to Financial Statements.

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.32		$7.48	$11.76	$11.16	$9.31	$7.49

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.05)	(0.05)	(0.06)	(0.03)	— #
Net realized and unrealized gain (loss)	1.76		3.32	(3.21)	1.85	2.87	2.34

Total from investment operations	1.74		3.27	(3.26)	1.79	2.84	2.34

Less distributions:
Dividends from net investment income	—		—	—	—	—	— #
Distributions from net realized gains	—		(0.43)	(1.02)	(1.19)	(0.99)	(0.52)

Total dividends and distributions	—		(0.43)	(1.02)	(1.19)	(0.99)	(0.52)

Net asset value, end of period	$12.06		$10.32	$7.48	$11.76	$11.16	$9.31

Total return (b)	16.86%		43.89%	(28.02)%	16.20%	30.86%	31.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$589,360		$413,983	$306,054	$421,734	$385,668	$321,838
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.12%	1.12%	1.11%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.44)%		(0.57)%	(0.53)%	(0.51)%	(0.33)%	— %‡‡
Before waivers (a)(f)	(0.51)%		(0.64)%	(0.60)%	(0.57)%	(0.41)%	(0.07)%
Portfolio turnover rate^	5	%(z)	5%	27%	8%	20%	7%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.36		$7.50	$11.75	$11.12	$9.26	$7.45

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.03)	(0.03)	(0.03)	(0.01)	0.02
Net realized and unrealized gain (loss)	1.78		3.32	(3.20)	1.85	2.86	2.33

Total from investment operations	1.77		3.29	(3.23)	1.82	2.85	2.35

Less distributions:
Dividends from net investment income	—		—	—	—	—	(0.02)
Distributions from net realized gains	—		(0.43)	(1.02)	(1.19)	(0.99)	(0.52)

Total dividends and distributions	—		(0.43)	(1.02)	(1.19)	(0.99)	(0.54)

Net asset value, end of period	$12.13		$10.36	$7.50	$11.75	$11.12	$9.26

Total return (b)	17.08%		44.03%	(27.77)%	16.54%	31.13%	31.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,645		$295,498	$246,386	$318,641	$307,350	$261,754
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%		0.87%	0.87%	0.86%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.19)%		(0.32)%	(0.28)%	(0.26)%	(0.08)%	0.26%
Before waivers (a)(f)	(0.26)%		(0.39)%	(0.35)%	(0.32)%	(0.16)%	0.18%
Portfolio turnover rate^	5	%(z)	5%	27%	8%	20%	7%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1048

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.4%)
Aristocrat Leisure Ltd.	292,418	$9,706,785
Lottery Corp. Ltd. (The)	739,542	2,501,277
WiseTech Global Ltd.	81,590	5,459,197

		17,667,259

Brazil (0.2%)
Hypera SA*	542,384	2,799,195

Canada (6.5%)
Agnico Eagle Mines Ltd.	297,796	19,477,933
Canadian Pacific Kansas City Ltd.	153,615	12,097,862
Element Fleet Management Corp.	692,118	12,592,242
Franco-Nevada Corp.	156,724	18,581,655
RB Global, Inc.	286,878	21,879,939

		84,629,631

China (3.5%)
Alibaba Group Holding Ltd.	699,200	6,312,368
China Resources Gas Group Ltd.	1,562,200	5,471,366
Kingsoft Corp. Ltd.	1,027,600	2,967,375
Ping An Insurance Group Co. of China Ltd., Class H	1,169,500	5,301,580
Prosus NV	174,230	6,206,037
Tencent Holdings Ltd.	301,700	14,387,548
Yum China Holdings, Inc. (New York Stock exchange)	122,797	3,787,059
Yum China Holdings, Inc.(Hong Kong Stock exchange)	52,500	1,622,925

		46,056,258

France (11.8%)
Air Liquide SA	150,679	26,025,701
Capgemini SE	117,123	23,292,885
Dassault Systemes SE	299,926	11,338,563
EssilorLuxottica SA	129,735	27,954,668
Kering SA	21,909	7,942,376
LVMH Moet Hennessy Louis Vuitton SE	50,263	38,412,489
Pernod Ricard SA	113,903	15,455,426
Sodexo SA	47,957	4,314,202

		154,736,310

Germany (10.0%)
Deutsche Boerse AG	92,265	18,882,821
GEA Group AG	274,801	11,448,198
Merck KGaA	67,803	11,236,958
SAP SE	322,707	65,498,693
Symrise AG, Class A	135,703	16,611,348
Zalando SE (m)*	312,834	7,333,797

		131,011,815

Hong Kong (1.9%)
AIA Group Ltd.	3,692,969	25,064,170

India (3.5%)
HDFC Bank Ltd.	781,290	15,776,179
ITC Ltd.	840,240	4,281,433
Kotak Mahindra Bank Ltd.	264,114	5,709,075
Reliance Industries Ltd.	357,483	13,421,769
UPL Ltd.	984,915	6,742,482

		45,930,938

Ireland (0.4%)
Kingspan Group plc	57,541	4,899,071

Japan (10.0%)
Chugai Pharmaceutical Co. Ltd.	232,600	8,263,668
Hitachi Ltd.	2,312,000	51,746,610
Kose Corp.	27,600	1,755,771
LY Corp.	2,376,000	5,743,218
Mitsubishi Heavy Industries Ltd.	836,000	8,952,875
Nitto Denko Corp.	83,300	6,580,540
Nomura Research Institute Ltd.	461,300	12,962,504
Obic Co. Ltd.	29,300	3,777,003
Oracle Corp.	99,000	6,830,132
Resonac Holdings Corp.	353,300	7,733,996
Sugi Holdings Co. Ltd.	313,400	4,312,683
Terumo Corp.	634,000	10,454,360
ZOZO, Inc.	37,900	948,855

		130,062,215

Macau (0.5%)
Sands China Ltd.*	2,953,600	6,157,549

Mexico (0.8%)
Grupo Financiero Banorte SAB de CV, Class O	1,338,432	10,416,286

Netherlands (5.2%)
Akzo Nobel NV	143,692	8,737,701
ASML Holding NV	18,360	18,958,720
Heineken NV	408,004	39,456,755
Pluxee NV*	47,957	1,345,363

		68,498,539

Peru (0.9%)
Credicorp Ltd.	74,727	12,055,707

Singapore (1.7%)
DBS Group Holdings Ltd.	692,010	18,264,777
Singapore Technologies Engineering Ltd.	1,315,500	4,200,675

		22,465,452

South Korea (2.0%)
Amorepacific Corp.	83,221	10,114,692
NAVER Corp.	65,853	7,984,646
SK Hynix, Inc.	48,918	8,404,727

		26,504,065

Spain (2.2%)
Amadeus IT Group SA	423,974	28,214,975

Sweden (1.8%)
Assa Abloy AB, Class B	848,047	23,971,590

Switzerland (3.4%)
Novartis AG (Registered)	210,090	22,488,013
Sika AG (Registered)	37,732	10,801,570
Sonova Holding AG (Registered)	33,915	10,478,940

		43,768,523

Taiwan (6.4%)
Delta Electronics, Inc.	1,184,000	14,142,379
Taiwan Semiconductor Manufacturing Co. Ltd.	887,000	26,411,911

See Notes to Financial Statements.

1049

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	248,022	$43,108,704

		83,662,994

Thailand (0.5%)
Advanced Info Service PCL	489,600	2,801,717
Kasikornbank PCL	1,100,400	3,763,204

		6,564,921

United Kingdom (6.6%)
Burberry Group plc	305,876	3,394,083
Diageo plc	634,909	19,980,440
Flutter Entertainment plc*	96,720	17,685,452
London Stock Exchange Group plc	80,337	9,546,076
Reckitt Benckiser Group plc	339,115	18,355,875
Rolls-Royce Holdings plc*	3,038,939	17,548,076

		86,510,002

United States (17.1%)
Experian plc	411,164	19,158,074
Haleon plc	1,948,615	7,946,426
Linde plc	77,929	34,196,025
Nestle SA (Registered)	480,565	49,059,404
QIAGEN NV*	267,016	11,023,788
Roche Holding AG	153,250	42,557,599
Schneider Electric SE	235,407	56,548,078
Tenaris SA	231,644	3,559,936

		224,049,330

Total Investments in Securities (98.3%)
(Cost $834,668,001)		1,285,696,795
Other Assets Less Liabilities (1.7%)		22,298,669

Net Assets (100%)		$1,307,995,464

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $7,333,797 or 0.6% of net assets.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$17,667,259	$—	$17,667,259
Brazil	2,799,195	—	—	2,799,195
Canada	84,629,631	—	—	84,629,631
China	3,787,059	42,269,199	—	46,056,258
France	—	154,736,310	—	154,736,310
Germany	—	131,011,815	—	131,011,815
Hong Kong	—	25,064,170	—	25,064,170
India	—	45,930,938	—	45,930,938
Ireland	—	4,899,071	—	4,899,071
Japan	—	130,062,215	—	130,062,215
Macau	—	6,157,549	—	6,157,549
Mexico	10,416,286	—	—	10,416,286
Netherlands	—	68,498,539	—	68,498,539
Peru	12,055,707	—	—	12,055,707
Singapore	—	22,465,452	—	22,465,452
South Korea	—	26,504,065	—	26,504,065
Spain	—	28,214,975	—	28,214,975
Sweden	—	23,971,590	—	23,971,590
Switzerland	—	43,768,523	—	43,768,523
Taiwan	43,108,704	40,554,290	—	83,662,994
Thailand	—	6,564,921	—	6,564,921
United Kingdom	—	86,510,002	—	86,510,002

See Notes to Financial Statements.

1050

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
United States	$34,196,025	$189,853,305	$—	$224,049,330

Total Assets	$190,992,607	$1,094,704,188	$—	$1,285,696,795

Total Liabilities	$—	$—	$—	$—

Total	$190,992,607	$1,094,704,188	$—	$1,285,696,795

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$85,775,085
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$122,739,651

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$499,478,834
Aggregate gross unrealized depreciation	(57,541,849)

Net unrealized appreciation	$441,936,985

Federal income tax cost of investments in securities and derivative instruments, if applicable	$843,759,810

See Notes to Financial Statements.

1051

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $834,668,001)	$1,285,696,795
Cash	15,159,314
Foreign cash (Cost $39,951)	39,977
Dividends, interest and other receivables	6,753,190
Receivable for securities sold	5,222,087
Receivable for Portfolio shares sold	140,779
Other assets	14,685

Total assets	1,313,026,827

LIABILITIES
Payable for securities purchased	2,138,583
Accrued India taxes	1,204,821
Investment management fees payable	764,646
Payable for Portfolio shares repurchased	419,270
Distribution fees payable – Class IB	147,550
Administrative fees payable	99,152
Accrued expenses	257,341

Total liabilities	5,031,363

Commitments and contingent liabilities^
NET ASSETS	$1,307,995,464

Net assets were comprised of:
Paid in capital	$814,594,999
Total distributable earnings (loss)	493,400,465

Net assets	$1,307,995,464

Class IB
Net asset value, offering and redemption price per share, $716,102,401 / 92,527,276 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.74

Class K
Net asset value, offering and redemption price per share, $591,893,063 / 76,506,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.74

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,890,964 foreign withholding tax)	$17,056,957
Interest	335,329

Total income	17,392,286

EXPENSES
Investment management fees	5,321,390
Distribution fees – Class IB(a)	798,415
Administrative fees	592,569
Custodian fees	149,882
Professional fees	74,022
Distribution fees – Class IA(a)	71,901
Printing and mailing expenses	67,984
Trustees’ fees	21,261
Miscellaneous	18,576

Gross expenses	7,116,000
Less: Waiver from investment manager	(787,757)

Net expenses	6,328,243

NET INVESTMENT INCOME (LOSS)	11,064,043

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $25,023 on realized gain on investments)	36,006,893
Foreign currency transactions	(60,361)

Net realized gain (loss)	35,946,532

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $52,092 on unrealized appreciation on investments)	30,046,344
Foreign currency translations	(199,973)

Net change in unrealized appreciation (depreciation)	29,846,371

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,792,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,856,946

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

1052

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,064,043	$12,166,118
Net realized gain (loss)	35,946,532	26,825,157
Net change in unrealized appreciation (depreciation)	29,846,371	134,278,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,856,946	173,269,640

Distributions to shareholders:
Class IA	—	(2,978,732)
Class IB	—	(29,736,705)
Class K	—	(29,902,111)

Total distributions to shareholders	—	(62,617,548)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 160,246 and 372,520 shares, respectively ]	1,188,452	2,706,656
Capital shares issued in reinvestment of dividends and distributions [ 0 and 427,567 shares, respectively ]	—	2,978,732
Capital shares repurchased in connection with share class combination (Note 1) [ (7,811,292) and 0 shares, respectively ]	(60,440,962)	—
Capital shares repurchased [ (739,543) and (1,376,509) shares, respectively ]	(5,558,945)	(9,942,815)

Total Class IA transactions	(64,811,455)	(4,257,427)

Class IB
Capital shares sold [ 3,065,230 and 6,960,430 shares, respectively ]	23,027,532	50,261,774
Capital shares issued in connection with share class combination (Note 1) [ 7,787,960 and 0 shares, respectively ]	60,440,962	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,253,663 shares, respectively ]	—	29,736,705
Capital shares repurchased [ (3,423,511) and (6,417,263) shares, respectively ]	(25,784,117)	(46,435,240)

Total Class IB transactions	57,684,377	33,563,239

Class K
Capital shares sold [ 485,153 and 2,892,744 shares, respectively ]	3,652,150	20,257,359
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,275,776 shares, respectively ]	—	29,902,111
Capital shares repurchased [ (5,244,293) and (20,247,529) shares, respectively ]	(39,202,471)	(147,936,215)

Total Class K transactions	(35,550,321)	(97,776,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(42,677,399)	(68,470,933)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,179,547	42,181,159
NET ASSETS:
Beginning of period	1,273,815,917	1,231,634,758

End of period	$1,307,995,464	$1,273,815,917

See Notes to Financial Statements.

1053

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.30		$6.71	$8.31	$8.66	$8.24	$6.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.06	0.06	0.03	0.03	0.09
Net realized and unrealized gain (loss)	0.38		0.89	(1.32)	0.75	1.21	1.73

Total from investment operations	0.44		0.95	(1.26)	0.78	1.24	1.82

Less distributions:
Dividends from net investment income	—		(0.09)	(0.06)	(0.02)	(0.04)	(0.10)
Distributions from net realized gains	—		(0.27)	(0.28)	(1.11)	(0.78)	(0.24)

Total dividends and distributions	—		(0.36)	(0.34)	(1.13)	(0.82)	(0.34)

Net asset value, end of period	$7.74		$7.30	$6.71	$8.31	$8.66	$8.24

Total return (b)	6.03%		14.52%	(15.20)%	9.35%	15.41%	27.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$716,102		$620,848	$539,166	$458,875	$396,055	$346,565
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.10%	1.15%	1.15%
Before waivers (a)(f)	1.22%		1.23%	1.22%	1.22%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.62%		0.83%	0.85%	0.31%	0.42%	1.17%
Before waivers (a)(f)	1.50%		0.70%	0.73%	0.19%	0.35%	1.09%
Portfolio turnover rate^	7	%(z)	15%	14%	16%	21%	7%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.28		$6.70	$8.30	$8.64	$8.23	$6.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.08	0.08	0.05	0.06	0.11
Net realized and unrealized gain (loss)	0.39		0.88	(1.32)	0.76	1.19	1.74

Total from investment operations	0.46		0.96	(1.24)	0.81	1.25	1.85

Less distributions:
Dividends from net investment income	—		(0.11)	(0.08)	(0.04)	(0.06)	(0.12)
Distributions from net realized gains	—		(0.27)	(0.28)	(1.11)	(0.78)	(0.24)

Total dividends and distributions	—		(0.38)	(0.36)	(1.15)	(0.84)	(0.36)

Net asset value, end of period	$7.74		$7.28	$6.70	$8.30	$8.64	$8.23

Total return (b)	6.32%		14.66%	(15.02)%	9.74%	15.54%	27.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$591,893		$591,935	$632,432	$779,886	$801,458	$859,248
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.85%	0.90%	0.90%
Before waivers (a)(f)	0.97%		0.98%	0.97%	0.97%	0.97%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.85%		1.11%	1.13%	0.57%	0.72%	1.47%
Before waivers (a)(f)	1.73%		0.99%	1.00%	0.45%	0.65%	1.39%
Portfolio turnover rate^	7	%(z)	15%	14%	16%	21%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1054

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.9%)
Glencore plc	2,763,582	$15,758,926
Woodside Energy Group Ltd.	960,329	18,072,327

		33,831,253

Brazil (1.5%)
Petroleo Brasileiro SA (ADR)	427,665	5,833,351
Wheaton Precious Metals Corp.	237,839	12,470,444

		18,303,795

Canada (3.8%)
Agnico Eagle Mines Ltd.	153,433	10,035,587
Franco-Nevada Corp.	291,416	34,551,131

		44,586,718

Denmark (1.4%)
Jyske Bank A/S (Registered)	56,831	4,521,084
Novonesis (Novozymes) B	120,631	7,381,046
Sydbank A/S	83,894	4,445,338

		16,347,468

France (12.0%)
Capgemini SE	84,740	16,852,703
Cie de Saint-Gobain SA	221,085	17,194,309
Dassault Systemes SE	155,344	5,872,708
EssilorLuxottica SA	78,094	16,827,316
Legrand SA	287,265	28,500,367
LVMH Moet Hennessy Louis Vuitton SE	6,727	5,140,975
Pernod Ricard SA	119,244	16,180,143
TotalEnergies SE	541,219	36,127,620

		142,696,141

Germany (9.2%)
adidas AG	31,306	7,476,557
Bayer AG (Registered)	85,356	2,411,449
Beiersdorf AG	64,089	9,372,261
Deutsche Boerse AG	115,162	23,568,888
GEA Group AG	260,065	10,834,296
Knorr-Bremse AG	127,743	9,754,294
LEG Immobilien SE	22,358	1,825,992
SAP SE	121,152	24,589,791
Symrise AG, Class A	78,347	9,590,424
TAG Immobilien AG*	32,115	470,160
Vonovia SE	206,986	5,885,382
Zalando SE (m)*	159,225	3,732,727

		109,512,221

Greece (0.3%)
National Bank of Greece SA*	463,481	3,863,705

Ireland (3.8%)
AIB Group plc	4,899,443	25,899,481
Bank of Ireland Group plc	1,807,974	18,913,288

		44,812,769

Israel (0.6%)
Nice Ltd. (ADR)*	40,736	7,005,370

Italy (0.8%)
Ryanair Holdings plc (ADR)	81,822	9,527,354

Japan (13.5%)
Chiba Bank Ltd. (The)	1,098,400	9,776,299
Ezaki Glico Co. Ltd.	164,900	4,285,207
Hachijuni Bank Ltd. (The)	136,200	888,445
Hirose Electric Co. Ltd.	78,100	8,625,999
Kose Corp.	32,900	2,092,930
Lion Corp.	355,300	2,769,260
M3, Inc.	664,800	6,336,446
Mebuki Financial Group, Inc.	1,359,000	5,291,053
Mitsubishi Electric Corp.	1,151,900	18,382,145
Nitto Denko Corp.	60,700	4,795,183
Nomura Research Institute Ltd.	318,700	8,955,452
North Pacific Bank Ltd.	146,600	484,749
Olympus Corp.	434,200	6,999,178
Resona Holdings, Inc.	3,631,300	24,025,849
Rohto Pharmaceutical Co. Ltd.	654,900	13,721,598
Shimadzu Corp.	602,900	15,082,805
Taisei Corp.	177,600	6,569,070
Toyo Suisan Kaisha Ltd.	270,500	16,030,937
Yokogawa Electric Corp.	173,600	4,197,302

		159,309,907

Netherlands (3.8%)
ASML Holding NV	11,588	11,965,885
Euronext NV (m)	142,232	13,175,971
Wolters Kluwer NV	120,474	19,972,548

		45,114,404

Norway (1.0%)
Aker BP ASA	448,645	11,437,779

Portugal (0.6%)
Galp Energia SGPS SA	357,133	7,542,340

South Korea (2.6%)
Samsung Electronics Co. Ltd.	495,003	29,308,205
Samsung Fire & Marine Insurance Co. Ltd.	5,320	1,503,436

		30,811,641

Spain (4.1%)
Amadeus IT Group SA	224,096	14,913,327
Banco de Sabadell SA	4,623,341	8,914,937
CaixaBank SA	4,761,444	25,205,684

		49,033,948

Sweden (1.3%)
Epiroc AB, Class A	431,556	8,611,576
Svenska Cellulosa AB SCA, Class B	461,384	6,814,762

		15,426,338

Switzerland (5.6%)
Chocoladefabriken Lindt & Spruengli AG	314	3,666,159
Cie Financiere Richemont SA (Registered)	45,195	7,055,038
Julius Baer Group Ltd.	128,238	7,165,171
Schindler Holding AG	30,863	7,756,542
SGS SA (Registered)	106,211	9,457,265
Sika AG (Registered)	32,082	9,184,140
UBS Group AG (Registered)	741,193	21,820,418

		66,104,733

See Notes to Financial Statements.

1055

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	221,645	$38,524,117

United Kingdom (8.8%)
Croda International plc	80,412	4,013,095
Diageo plc	534,511	16,820,938
Hiscox Ltd.	387,275	5,629,875
IMI plc	782,677	17,452,698
Intertek Group plc	153,843	9,323,033
Lloyds Banking Group plc	8,451,120	5,847,907
London Stock Exchange Group plc	74,058	8,799,972
NatWest Group plc	7,301,920	28,780,254
Ocado Group plc*	463,835	1,693,918
Spirax Group plc	55,335	5,931,673

		104,293,363

United States (16.9%)
Agilent Technologies, Inc.	121,417	15,739,286
Analog Devices, Inc.	78,941	18,019,073
Bruker Corp.	158,193	10,094,295
Cadence Design Systems, Inc.*	112,780	34,708,045
CRH plc	239,950	17,991,451
Experian plc	396,931	18,494,891
Haleon plc	4,624,704	18,859,481
Roche Holding AG	65,076	18,071,637
Schneider Electric SE	157,940	37,939,413
Willis Towers Watson plc	37,881	9,930,125

		199,847,697

Total Investments in Securities (97.8%) (Cost $933,733,117)		1,157,933,061
Other Assets Less Liabilities (2.2%)		26,111,007

Net Assets (100%)		$1,184,044,068

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $16,908,698 or 1.4% of net assets.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$33,831,253	$—	$33,831,253
Brazil	18,303,795	—	—	18,303,795
Canada	44,586,718	—	—	44,586,718
Denmark	—	16,347,468	—	16,347,468
France	—	142,696,141	—	142,696,141
Germany	—	109,512,221	—	109,512,221
Greece	—	3,863,705	—	3,863,705
Ireland	—	44,812,769	—	44,812,769
Israel	7,005,370	—	—	7,005,370
Italy	9,527,354	—	—	9,527,354
Japan	—	159,309,907	—	159,309,907
Netherlands	—	45,114,404	—	45,114,404
Norway	—	11,437,779	—	11,437,779
Portugal	—	7,542,340	—	7,542,340
South Korea	—	30,811,641	—	30,811,641
Spain	—	49,033,948	—	49,033,948
Sweden	—	15,426,338	—	15,426,338
Switzerland	—	66,104,733	—	66,104,733
Taiwan	38,524,117	—	—	38,524,117
United Kingdom	—	104,293,363	—	104,293,363

See Notes to Financial Statements.

1056

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
United States	$106,482,275	$93,365,422	$—	$199,847,697

Total Assets	$224,429,629	$933,503,432	$—	$1,157,933,061

Total Liabilities	$—	$—	$—	$—

Total	$224,429,629	$933,503,432	$—	$1,157,933,061

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(375)	$(375)

Total	$(375)	$(375)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$4,612,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,911,829
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$118,487,150

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$285,360,718
Aggregate gross unrealized depreciation	(61,934,833)

Net unrealized appreciation	$223,425,885

Federal income tax cost of investments in securities and derivative instruments, if applicable	$934,507,176

See Notes to Financial Statements.

1057

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $933,733,117)	$1,157,933,061
Cash	24,927,194
Foreign cash (Cost $230,923)	230,974
Dividends, interest and other receivables	3,918,128
Receivable for securities sold	1,232,906
Receivable for Portfolio shares sold	168,802
Other assets	15,385

Total assets	1,188,426,450

LIABILITIES
Payable for securities purchased	2,841,601
Investment management fees payable	753,922
Payable for Portfolio shares repurchased	352,546
Distribution fees payable – Class IB	245,692
Administrative fees payable	90,287
Accrued expenses	98,334

Total liabilities	4,382,382

Commitments and contingent liabilities^
NET ASSETS	$1,184,044,068

Net assets were comprised of:
Paid in capital	$894,949,258
Total distributable earnings (loss)	289,094,810

Net assets	$1,184,044,068

Class IB
Net asset value, offering and redemption price per share, $1,184,044,068 / 34,254,814 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.57

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,053,755 foreign withholding tax)	$19,541,865
Interest	581,317

Total income	20,123,182

EXPENSES
Investment management fees	4,924,673
Distribution fees – Class IB	1,455,940
Administrative fees	537,605
Custodian fees	74,626
Printing and mailing expenses	65,694
Professional fees	62,889
Trustees’ fees	19,168
Miscellaneous	16,584

Gross expenses	7,157,179
Less: Waiver from investment manager	(457,791)

Net expenses	6,699,388

NET INVESTMENT INCOME (LOSS)	13,423,794

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	38,025,098
Forward foreign currency contracts	(375)
Foreign currency transactions	(155,992)

Net realized gain (loss)	37,868,731

Change in unrealized appreciation (depreciation) on:
Investments in securities	24,828,758
Foreign currency translations	(122,661)

Net change in unrealized appreciation (depreciation)	24,706,097

NET REALIZED AND UNREALIZED GAIN (LOSS)	62,574,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,998,622

See Notes to Financial Statements.

1058

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,423,794	$12,971,462
Net realized gain (loss)	37,868,731	29,202,157
Net change in unrealized appreciation (depreciation)	24,706,097	128,833,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,998,622	171,007,491

Distributions to shareholders:
Class IB	—	(32,592,504)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 761,594 and 1,794,853 shares, respectively ]	25,688,535	55,741,838
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,030,629 shares, respectively ]	—	32,592,504
Capital shares repurchased [ (1,614,890) and (2,931,153) shares, respectively ]	(54,457,400)	(90,876,559)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,768,865)	(2,542,217)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,229,757	135,872,770
NET ASSETS:
Beginning of period	1,136,814,311	1,000,941,541

End of period	$1,184,044,068	$1,136,814,311

See Notes to Financial Statements.

1059

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$32.38		$28.42		$38.86		$36.38		$30.67		$24.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39		0.37		0.14		0.07		0.11		0.20
Net realized and unrealized gain (loss)	1.80		4.54		(9.36)		3.62		6.01		6.16

Total from investment operations	2.19		4.91		(9.22)		3.69		6.12		6.36

Less distributions:
Dividends from net investment income	—		(0.40)		(0.13)		(0.14)		(0.08)		(0.20)
Distributions from net realized gains	—		(0.55)		(1.09)		(1.07)		(0.33)		(0.07)

Total dividends and distributions	—		(0.95)		(1.22)		(1.21)		(0.41)		(0.27)

Net asset value, end of period	$34.57		$32.38		$28.42		$38.86		$36.38		$30.67

Total return (b)	6.76%		17.37%		(23.79)%		10.24%		20.03%		25.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,184,044		$1,136,814		$1,000,942		$1,290,974		$1,165,985		$1,003,910
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (a)(f)	1.23%		1.24%		1.23%		1.22%		1.23%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.30%		1.20%		0.46%		0.19%		0.34%		0.70%
Before waivers (a)(f)	2.23%		1.11%		0.38%		0.12%		0.26%		0.60%
Portfolio turnover rate^	8	%(z)	20%		30%		13%		12%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1060

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.0%)
Entertainment (6.0%)
Spotify Technology SA*	55,547	$17,430,093
Take-Two Interactive Software, Inc.*	77,503	12,050,942

Total Communication Services		29,481,035

Consumer Discretionary (10.7%)
Diversified Consumer Services (2.1%)
Bright Horizons Family Solutions, Inc.*	93,179	10,257,144

Hotels, Restaurants & Leisure (7.1%)
Chipotle Mexican Grill, Inc.*	193,100	12,097,715
DraftKings, Inc., Class A*	185,185	7,068,511
Hyatt Hotels Corp., Class A	59,162	8,987,891
Wingstop, Inc.	16,363	6,915,986

		35,070,103

Specialty Retail (1.5%)
O’Reilly Automotive, Inc.*	7,045	7,439,943

Total Consumer Discretionary		52,767,190

Consumer Staples (1.9%)
Household Products (1.9%)
Church & Dwight Co., Inc.	88,774	9,204,088

Total Consumer Staples		9,204,088

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Diamondback Energy, Inc.	45,923	9,193,325

Total Energy		9,193,325

Financials (9.3%)
Capital Markets (6.9%)
Ares Management Corp., Class A	64,354	8,577,101
LPL Financial Holdings, Inc.	21,987	6,140,969
Morningstar, Inc.	24,925	7,374,061
MSCI, Inc.	24,504	11,804,802

		33,896,933

Insurance (2.4%)
Arthur J Gallagher & Co.	46,232	11,988,420

Total Financials		45,885,353

Health Care (15.2%)
Biotechnology (1.9%)
Ascendis Pharma A/S (ADR)*	69,910	9,534,326

Health Care Equipment & Supplies (5.6%)
Dexcom, Inc.*	60,791	6,892,483
IDEXX Laboratories, Inc.*	15,343	7,475,110
STERIS plc	58,682	12,883,046

		27,250,639

Health Care Technology (1.6%)
Veeva Systems, Inc., Class A*	43,599	7,979,053

Life Sciences Tools & Services (6.1%)
Agilent Technologies, Inc.	73,334	9,506,287
Bio-Techne Corp.	82,254	5,893,499
ICON plc*	25,658	8,043,013
West Pharmaceutical Services, Inc.	19,108	6,293,984

		29,736,783

Total Health Care		74,500,801

Industrials (24.3%)
Aerospace & Defense (4.8%)
Howmet Aerospace, Inc.	210,552	16,345,152
TransDigm Group, Inc.	5,536	7,072,849

		23,418,001

Commercial Services & Supplies (3.1%)
Copart, Inc.*	280,645	15,199,733

Construction & Engineering (0.9%)
Quanta Services, Inc.	17,840	4,532,966

Electrical Equipment (4.2%)
AMETEK, Inc.	69,900	11,653,029
nVent Electric plc	114,121	8,742,810

		20,395,839

Machinery (4.4%)
Ingersoll Rand, Inc.	84,652	7,689,787
Westinghouse Air Brake Technologies Corp.	88,438	13,977,626

		21,667,413

Professional Services (6.9%)
TransUnion	69,949	5,187,418
Verisk Analytics, Inc.	68,727	18,525,363
Wolters Kluwer NV	62,343	10,335,413

		34,048,194

Total Industrials		119,262,146

Information Technology (24.6%)
IT Services (2.4%)
Gartner, Inc.*	26,267	11,795,459

Semiconductors & Semiconductor Equipment (9.3%)
ASM International NV	25,981	19,805,374
Monolithic Power Systems, Inc.	31,515	25,895,245

		45,700,619

Software (12.9%)
Cadence Design Systems, Inc.*	78,112	24,038,968
Constellation Software, Inc.	4,226	12,176,737
Guidewire Software, Inc.*	36,622	5,049,808
Synopsys, Inc.*	20,889	12,430,208
Tyler Technologies, Inc.*	18,999	9,552,317

		63,248,038

Total Information Technology		120,744,116

Materials (3.5%)
Construction Materials (3.5%)
Vulcan Materials Co.	68,791	17,106,946

Total Materials		17,106,946

Real Estate (2.2%)
Real Estate Management & Development (2.2%)
CoStar Group, Inc.*	143,625	10,648,358

Total Real Estate		10,648,358

Total Common Stocks (99.6%) (Cost $317,811,283)		488,793,358

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	6,159	$—

Total Investments in Securities (99.6%) (Cost $317,811,283)		488,793,358
Other Assets Less Liabilities (0.4%)		1,824,040

Net Assets (100%)		$490,617,398

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$29,481,035	$—	$—		$29,481,035
Consumer Discretionary	52,767,190	—	—		52,767,190
Consumer Staples	9,204,088	—	—		9,204,088
Energy	9,193,325	—	—		9,193,325
Financials	45,885,353	—	—		45,885,353
Health Care	74,500,801	—	—		74,500,801
Industrials	108,926,733	10,335,413	—		119,262,146
Information Technology	100,938,742	19,805,374	—		120,744,116
Materials	17,106,946	—	—		17,106,946
Real Estate	10,648,358	—	—		10,648,358
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$458,652,571	$30,140,787	$—		$488,793,358

Total Liabilities	$—	$—	$—		$—

Total	$458,652,571	$30,140,787	$—		$488,793,358

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,702,751
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$97,208,798

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,707,995
Aggregate gross unrealized depreciation	(7,737,056)

Net unrealized appreciation	$170,970,939

Federal income tax cost of investments in securities and derivative instruments, if applicable	$317,822,419

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $317,811,283)	$488,793,358
Cash	1,421,250
Receivable for securities sold	777,023
Receivable for Portfolio shares sold	142,310
Dividends, interest and other receivables	42,998
Other assets	10,348

Total assets	491,187,287

LIABILITIES
Investment management fees payable	290,051
Distribution fees payable – Class IB	100,452
Payable for Portfolio shares repurchased	99,279
Administrative fees payable	36,914
Accrued expenses	43,193

Total liabilities	569,889

Commitments and contingent liabilities^
NET ASSETS	$490,617,398

Net assets were comprised of:
Paid in capital	$307,566,353
Total distributable earnings (loss)	183,051,045

Net assets	$490,617,398

Class IB
Net asset value, offering and redemption price per share, $490,617,398 / 25,459,539 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.27

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $28,994 foreign withholding tax)	$1,113,694
Interest	81,007

Total income	1,194,701

EXPENSES
Investment management fees	2,038,583
Distribution fees – Class IB	599,584
Administrative fees	221,402
Professional fees	35,875
Printing and mailing expenses	30,061
Custodian fees	13,006
Trustees’ fees	7,879
Miscellaneous	4,057

Gross expenses	2,950,447
Less: Waiver from investment manager	(311,055)

Net expenses	2,639,392

NET INVESTMENT INCOME (LOSS)	(1,444,691)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	13,081,897
Foreign currency transactions	723

Net realized gain (loss)	13,082,620

Change in unrealized appreciation (depreciation) on:
Investments in securities	28,937,244
Foreign currency translations	(33)

Net change in unrealized appreciation (depreciation)	28,937,211

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,019,831

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,575,140

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,444,691)	$(1,963,422)
Net realized gain (loss)	13,082,620	15,826,025
Net change in unrealized appreciation (depreciation)	28,937,211	69,343,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,575,140	83,206,580

Distributions to shareholders:
Class IB	—	(4,567,757)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,031,281 and 1,699,428 shares, respectively ]	19,479,919	27,290,555
Capital shares issued in reinvestment of dividends and distributions [ 0 and 259,721 shares, respectively ]	—	4,567,757
Capital shares repurchased [ (1,245,968) and (2,040,463) shares, respectively ]	(23,564,039)	(32,630,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,084,120)	(772,483)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,491,020	77,866,340
NET ASSETS:
Beginning of period	454,126,378	376,260,038

End of period	$490,617,398	$454,126,378

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021		2020		2019
Net asset value, beginning of period	$17.69		$14.61		$20.07		$17.16		$15.02		$11.06

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)		(0.08	)(1)	(0.08)		(0.13)		(0.09)		(0.05)
Net realized and unrealized gain (loss)	1.64		3.34		(5.35)		3.35		4.29		4.06

Total from investment operations	1.58		3.26		(5.43)		3.22		4.20		4.01

Less distributions:
Dividends from net investment income	—		—		—		—		—		—	#
Distributions from net realized gains	—		(0.18)		(0.03)		(0.31)		(2.06)		(0.05)

Total dividends and distributions	—		(0.18)		(0.03)		(0.31)		(2.06)		(0.05)

Net asset value, end of period	$19.27		$17.69		$14.61		$20.07		$17.16		$15.02

Total return (b)	8.93%		22.32%		(27.04)%		18.83%		29.76%		36.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$490,617		$454,126		$376,260		$513,684		$441,210		$347,190
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (a)(f)	1.23%		1.24%		1.23%		1.22%		1.24%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.60)%		(0.48	)%(aa)	(0.50)%		(0.72)%		(0.56)%		(0.33)%
Before waivers (a)(f)	(0.73)%		(0.62	)%(aa)	(0.62)%		(0.83)%		(0.70)%		(0.48)%
Portfolio turnover rate^	20	%(z)	30%		41%		9%		40%		113	%(h)
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.08) for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (18.9%)
Interactive Media & Services (18.9%)
Alphabet, Inc., Class A	456,359	$83,125,792
Meta Platforms, Inc., Class A	179,905	90,711,699
Pinterest, Inc., Class A*	248,144	10,935,706

Total Communication Services		184,773,197

Consumer Discretionary (1.8%)
Broadline Retail (1.2%)
Amazon.com, Inc.*	61,485	11,881,976

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.	1,421	5,629,292

Total Consumer Discretionary		17,511,268

Financials (2.2%)
Capital Markets (1.4%)
FactSet Research Systems, Inc.	11,627	4,746,956
MSCI, Inc.	8,799	4,238,918
S&P Global, Inc.	11,779	5,253,434

		14,239,308

Financial Services (0.4%)
Mastercard, Inc., Class A	8,196	3,615,747

Insurance (0.4%)
Aon plc, Class A	12,412	3,643,915

Total Financials		21,498,970

Industrials (3.5%)
Industrial Conglomerates (2.0%)
Hitachi Ltd.	871,000	19,494,505

Professional Services (1.5%)
Dun & Bradstreet Holdings, Inc.	277,040	2,565,390
Verisk Analytics, Inc.	46,850	12,628,418

		15,193,808

Total Industrials		34,688,313

Information Technology (67.2%)
Communications Equipment (1.3%)
Arista Networks, Inc.*	35,841	12,561,554

Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	235,432	15,861,054

IT Services (5.3%)
Accenture plc, Class A	63,554	19,282,919
Gartner, Inc.*	29,297	13,156,111
International Business Machines Corp.	23,409	4,048,586
Shopify, Inc., Class A*	232,782	15,375,251

		51,862,867

Semiconductors & Semiconductor Equipment (26.4%)
Advanced Micro Devices, Inc.*	113,411	18,396,398
Analog Devices, Inc.	51,542	11,764,977
Applied Materials, Inc.	89,268	21,066,355
ASML Holding NV (Registered) (ADR)	3,683	3,766,715
Broadcom, Inc.	21,240	34,101,457
Intel Corp.	279,154	8,645,400
KLA Corp.	28,016	23,099,472
Lam Research Corp.	17,245	18,363,338
Marvell Technology, Inc.	264,554	18,492,325
Micron Technology, Inc.	56,340	7,410,400
NVIDIA Corp.	528,299	65,266,059
Onto Innovation, Inc.*	31,431	6,900,990
QUALCOMM, Inc.	62,642	12,477,034
Taiwan Semiconductor Manufacturing Co. Ltd.	282,000	8,397,022

		258,147,942

Software (26.8%)
Cadence Design Systems, Inc.*	43,974	13,532,999
Constellation Software, Inc.	3,458	9,963,832
Datadog, Inc., Class A*	29,674	3,848,421
Descartes Systems Group, Inc. (The)*	95,421	9,245,315
HubSpot, Inc.*	13,866	8,178,028
Intuit, Inc.	30,184	19,837,227
Microsoft Corp.	219,295	98,013,900
Oracle Corp.	155,290	21,926,948
Salesforce, Inc.	109,137	28,059,123
ServiceNow, Inc.*	36,479	28,696,935
Synopsys, Inc.*	15,624	9,297,217
Topicus.com, Inc.	48,139	4,117,001
Tyler Technologies, Inc.*	14,117	7,097,745

		261,814,691

Technology Hardware, Storage & Peripherals (5.8%)
Apple, Inc.	270,685	57,011,675

Total Information Technology		657,259,783

Total Common Stocks (93.6%) (Cost $538,166,206)		915,731,531

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	4,387	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	41,096,832	41,105,052

Total Short-Term Investments (4.2%) (Cost $41,105,052)		41,105,052

Total Investments in Securities (97.8%) (Cost $579,271,258)		956,836,583
Other Assets Less Liabilities (2.2%)		21,154,216

Net Assets (100%)		$977,990,799

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$184,773,197	$—	$—		$184,773,197
Consumer Discretionary	17,511,268	—	—		17,511,268
Financials	21,498,970	—	—		21,498,970
Industrials	15,193,808	19,494,505	—		34,688,313
Information Technology	648,862,761	8,397,022	—		657,259,783
Short-Term Investments
Investment Companies	41,105,052	—	—		41,105,052
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$928,945,056	$27,891,527	$—		$956,836,583

Total Liabilities	$—	$—	$—		$—

Total	$928,945,056	$27,891,527	$—		$956,836,583

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$223,495,058
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$234,711,483

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$383,000,562
Aggregate gross unrealized depreciation	(5,574,301)

Net unrealized appreciation	$377,426,261

Federal income tax cost of investments in securities and derivative instruments, if applicable	$579,410,322

See Notes to Financial Statements.

1067

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $579,271,258)	$956,836,583
Cash	6,200,000
Receivable for securities sold	35,724,900
Receivable for Portfolio shares sold	1,107,213
Dividends, interest and other receivables	160,754
Other assets	11,408

Total assets	1,000,040,858

LIABILITIES
Payable for securities purchased	20,721,186
Investment management fees payable	577,595
Payable for Portfolio shares repurchased	417,727
Distribution fees payable – Class IB	195,283
Administrative fees payable	71,762
Accrued expenses	66,506

Total liabilities	22,050,059

Commitments and contingent liabilities^
NET ASSETS	$977,990,799

Net assets were comprised of:
Paid in capital	$511,963,008
Total distributable earnings (loss)	466,027,791

Net assets	$977,990,799

Class IB
Net asset value, offering and redemption price per share, $977,990,799 / 24,413,740 shares outstanding (unlimited amount authorized: $0.01 par value)	$40.06

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $39,168 foreign withholding tax)	$2,423,469
Interest	497,868

Total income	2,921,337

EXPENSES
Investment management fees	3,211,597
Distribution fees – Class IB	1,080,469
Administrative fees	398,898
Printing and mailing expenses	47,741
Professional fees	44,706
Custodian fees	21,976
Trustees’ fees	13,662
Miscellaneous	7,898

Total expenses	4,826,947

NET INVESTMENT INCOME (LOSS)	(1,905,610)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	89,537,702
Foreign currency transactions	(4,670)

Net realized gain (loss)	89,533,032

Change in unrealized appreciation (depreciation) on:
Investments in securities	110,974,339
Foreign currency translations	137

Net change in unrealized appreciation (depreciation)	110,974,476

NET REALIZED AND UNREALIZED GAIN (LOSS)	200,507,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,601,898

See Notes to Financial Statements.

1068

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,905,610)	$(1,666,245)
Net realized gain (loss)	89,533,032	10,433,757
Net change in unrealized appreciation (depreciation)	110,974,476	254,414,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	198,601,898	263,182,110

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,178,019 and 3,265,051 shares, respectively ]	78,528,918	85,704,610
Capital shares repurchased [ (1,446,919) and (3,117,630) shares, respectively ]	(52,064,313)	(81,500,888)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	26,464,605	4,203,722

TOTAL INCREASE (DECREASE) IN NET ASSETS	225,066,503	267,385,832
NET ASSETS:
Beginning of period	752,924,296	485,538,464

End of period	$977,990,799	$752,924,296

See Notes to Financial Statements.

1069

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$31.79		$20.63		$33.36		$32.15		$22.36		$16.46

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)		(0.07)		(0.16)		(0.31)		(0.21)		(0.13)
Net realized and unrealized gain (loss)	8.35		11.23		(11.91)		4.69		10.67		6.03

Total from investment operations	8.27		11.16		(12.07)		4.38		10.46		5.90

Less distributions:
Dividends from net investment income	—		—		—		—		(0.02)		—
Distributions from net realized gains	—		—		(0.66)		(3.17)		(0.65)		—

Total dividends and distributions	—		—		(0.66)		(3.17)		(0.67)		—

Net asset value, end of period	$40.06		$31.79		$20.63		$33.36		$32.15		$22.36

Total return (b)	26.01%		54.10%		(36.29)%		13.76%		46.83%		35.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$977,991		$752,924		$485,538		$750,442		$666,903		$268,121
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.13	%(k)	1.13	%(k)	1.12	%(j)	1.13	%(k)	1.14	%(o)
Before waivers (a)(f)	1.12%		1.14%		1.13%		1.12%		1.13%		1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.44)%		(0.27)%		(0.63)%		(0.88)%		(0.77)%		(0.67)%
Before waivers (a)(f)	(0.44)%		(0.28)%		(0.63)%		(0.88)%		(0.77)%		(0.69)%
Portfolio turnover rate ^	27	%(z)	47%		29%		40%		44%		29%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1070

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (3.2%)
Cellnex Telecom SA (m)	162,169	$5,274,506
Hellenic Telecommunications Organization SA	72,371	1,041,677

		6,316,183

Wireless Telecommunication Services (1.0%)
Rogers Communications, Inc., Class B	55,071	2,036,909

Total Communication Services		8,353,092

Real Estate (2.5%)
Specialized REITs (2.5%)
SBA Communications Corp. (REIT)	25,865	5,077,299

Total Real Estate		5,077,299

Utilities (92.2%)
Electric Utilities (57.6%)
Alliant Energy Corp.	106,477	5,419,679
American Electric Power Co., Inc.	70,246	6,163,384
Constellation Energy Corp.	54,883	10,991,418
Edison International	115,230	8,274,666
EDP – Energias de Portugal SA	629,266	2,358,020
Enel SpA	689,015	4,791,927
Equatorial Energia SA	108,200	593,251
Evergy, Inc.	33,328	1,765,384
Exelon Corp.	52,630	1,821,524
NextEra Energy, Inc.	340,316	24,097,776
Orsted A/S(m)*	26,528	1,411,749
PG&E Corp.	777,815	13,580,650
Pinnacle West Capital Corp.	43,421	3,316,496
Portland General Electric Co.	69,414	3,001,461
PPL Corp.	277,013	7,659,410
Southern Co. (The)	110,635	8,581,957
SSE plc	216,246	4,891,716
Xcel Energy, Inc.	121,581	6,493,641

		115,214,109

Gas Utilities (2.8%)
Atmos Energy Corp.	30,714	3,582,788
China Resources Gas Group Ltd.	317,300	1,111,295
Southwest Gas Holdings, Inc.	13,139	924,723

		5,618,806

Independent Power and Renewable Electricity Producers (8.0%)
AES Corp. (The)	100,197	1,760,461
EDP Renovaveis SA	394,291	5,510,571
RWE AG	191,950	6,567,925
Vistra Corp.	25,242	2,170,307

		16,009,264

Multi-Utilities (23.3%)
Ameren Corp.	107,123	7,617,516
CenterPoint Energy, Inc.	56,464	1,749,255
Dominion Energy, Inc.	170,863	8,372,287
DTE Energy Co.	85,711	9,514,778
E.ON SE	108,650	1,425,976
National Grid plc	374,000	4,172,698
Public Service Enterprise Group, Inc.	46,880	3,455,056
Sempra	118,133	8,985,196
Veolia Environnement SA	46,290	1,384,114

		46,676,876

Water Utilities (0.5%)
Cia de Saneamento Basico do Estado de Sao Paulo*	15,300	205,301
United Utilities Group plc	69,475	862,952

		1,068,253

Total Utilities		184,587,308

Total Investments in Securities (98.9%) (Cost $174,050,324)		198,017,699
Other Assets Less Liabilities (1.1%)		2,139,275

Net Assets (100%)		$200,156,974

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $6,686,255 or 3.3% of net assets.

Glossary:

CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Brazil	0.4%
Canada	1.0
China	0.5
Denmark	0.7
France	0.7
Germany	4.0
Greece	0.5
Italy	2.4
Portugal	1.2
Spain	5.4
United Kingdom	5.0
United States	77.1
Cash and Other	1.1

100.0%

See Notes to Financial Statements.

1071

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	169,028	USD	122,930	Goldman Sachs International	7/19/2024	673
CAD	6,673	USD	4,865	Merrill Lynch International	7/19/2024	15
USD	1,828,272	EUR	1,688,985	Goldman Sachs International	7/19/2024	17,978
USD	62,501	GBP	49,120	State Street Bank & Trust	7/19/2024	401

Total unrealized appreciation						19,067

EUR	1,004,112	USD	1,086,320	Morgan Stanley	7/19/2024	(10,088)
EUR	68,200	USD	73,964	UBS AG	7/19/2024	(866)
GBP	10,282	USD	13,076	HSBC Bank plc	7/19/2024	(77)
USD	12,694	CAD	17,475	Citibank NA	7/19/2024	(85)
USD	6,716	CAD	9,187	HSBC Bank plc	7/19/2024	(2)
USD	1,485,556	CAD	2,044,701	State Street Bank & Trust	7/19/2024	(9,654)
USD	19,284,743	EUR	18,039,829	Morgan Stanley	7/19/2024	(50,779)
USD	478,913	GBP	380,822	Brown Brothers Harriman & Co.	7/19/2024	(2,533)
USD	53,914	GBP	43,323	Morgan Stanley	7/19/2024	(857)
USD	5,527,421	GBP	4,438,301	Natwest Markets plc	7/19/2024	(83,613)

Total unrealized depreciation						(158,554)

Net unrealized depreciation						(139,487)

See Notes to Financial Statements.

1072

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,036,909	$6,316,183	$—	$8,353,092
Real Estate	5,077,299	—	—	5,077,299
Utilities	150,098,365	34,488,943	—	184,587,308
Forward Currency Contracts	—	19,067	—	19,067

Total Assets	$157,212,573	$40,824,193	$—	$198,036,766

Liabilities:
Forward Currency Contracts	$—	$(158,554)	$—	$(158,554)

Total Liabilities	$—	$(158,554)	$—	$(158,554)

Total	$157,212,573	$40,665,639	$—	$197,878,212

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$19,067

Total		$19,067

	Liability Derivatives
Foreign exchange contracts	Payables	$(158,554)

Total		$(158,554)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(111,591)	$(111,591)

Total	$(111,591)	$(111,591)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,063,122	$1,063,122

Total	$1,063,122	$1,063,122

^ The Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

1073

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$2,302,000
Average settlement value sold – in USD	30,713,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Goldman Sachs International	$18,651	$—	$—	$18,651
Merrill Lynch International	15	—	—	15
State Street Bank & Trust	401	(401)	—	—

Total	$19,067	$(401)	$—	$18,666

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Brown Brothers Harriman & Co.	$2,533	$—	$—	$2,533
Citibank NA	85	—	—	85
HSBC Bank plc	79	—	—	79
Morgan Stanley	61,724	—	(20,000)	41,724
Natwest Markets plc	83,613	—	—	83,613
State Street Bank & Trust	9,654	(401)	—	9,253
UBS AG STAMFORD BRANCH	866	—	—	866

Total	$158,554	$(401)	$(20,000)	$138,153

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,788,082
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,271,102
six months

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,614,284
Aggregate gross unrealized depreciation	(11,218,374)

Net unrealized appreciation	$22,395,910

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,482,302

See Notes to Financial Statements.

1074

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $174,050,324)	$198,017,699
Cash	2,458,038
Cash held as collateral for forward foreign currency contracts	20,000
Receivable for securities sold	801,911
Dividends, interest and other receivables	710,576
Receivable for Portfolio shares sold	74,619
Unrealized appreciation on forward foreign currency contracts	19,067
Other assets	2,693

Total assets	202,104,603

LIABILITIES
Payable for securities purchased	1,443,890
Unrealized depreciation on forward foreign currency contracts	158,554
Payable for Portfolio shares repurchased	125,810
Investment management fees payable	105,010
Distribution fees payable – Class IB	42,188
Administrative fees payable	15,507
Accrued expenses	56,670

Total liabilities	1,947,629

Commitments and contingent liabilities^
NET ASSETS	$200,156,974

Net assets were comprised of:
Paid in capital	$173,427,156
Total distributable earnings (loss)	26,729,818

Net assets	$200,156,974

Class IB
Net asset value, offering and redemption price per share, $200,103,586 / 5,774,991 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.65

Class K
Net asset value, offering and redemption price per share, $53,388 / 1,504 shares outstanding (unlimited amount authorized: $0.01 par value)†	$35.49

^	See Note 2 in Notes to the Financial Statements.
†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $58,188 foreign withholding tax)	$3,424,183
Interest	46,427

Total income	3,470,610

EXPENSES
Investment management fees	722,476
Distribution fees – Class IB	247,359
Administrative fees	91,367
Professional fees	35,102
Custodian fees	27,471
Printing and mailing expenses	15,958
Trustees’ fees	3,324
Miscellaneous	6,755

Gross expenses	1,149,812
Less: Waiver from investment manager	(110,597)

Net expenses	1,039,215

NET INVESTMENT INCOME (LOSS)	2,431,395

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,534,792
Forward foreign currency contracts	(111,591)
Foreign currency transactions	(4,211)

Net realized gain (loss)	1,418,990

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,356,599)
Forward foreign currency contracts	1,063,122
Foreign currency translations	(6,180)

Net change in unrealized appreciation (depreciation)	(299,657)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,119,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,550,728

See Notes to Financial Statements.

1075

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,431,395	$4,610,687
Net realized gain (loss)	1,418,990	2,140,739
Net change in unrealized appreciation (depreciation)	(299,657)	(12,153,919)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,550,728	(5,402,493)

Distributions to shareholders:
Class IB	—	(8,210,553)
Class K	—	(2,124)

Total distributions to shareholders	—	(8,212,677)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 194,665 and 483,361 shares, respectively ]	6,559,876	16,815,419
Capital shares issued in reinvestment of dividends and distributions [ 0 and 240,074 shares, respectively ]	—	8,210,553
Capital shares repurchased [ (450,297) and (847,249) shares, respectively ]	(15,150,691)	(29,512,241)

Total Class IB transactions	(8,590,815)	(4,486,269)

Class K
Capital shares sold [ 40 and 299 shares, respectively ]	1,419	11,044
Capital shares issued in reinvestment of dividends and distributions [ 0 and 60 shares, respectively ]	—	2,124
Capital shares repurchased [ (19) and (600) shares, respectively ]	(662)	(22,010)

Total Class K transactions	757	(8,842)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,590,058)	(4,495,111)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,039,330)	(18,110,281)
NET ASSETS:
Beginning of period	205,196,304	223,306,585

End of period	$200,156,974	$205,196,304

See Notes to Financial Statements.

1076

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EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$34.02		$36.27		$39.09		$35.38		$34.75		$28.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.41		0.77		0.56		0.70		0.57		0.66
Net realized and unrealized gain (loss)	0.22		(1.62)		(0.33)		4.20		1.32		6.40

Total from investment operations	0.63		(0.85)		0.23		4.90		1.89		7.06

Less distributions:
Dividends from net investment income	—		(0.74)		(1.72)		(0.46)		(0.63)		(0.81)
Distributions from net realized gains	—		(0.66)		(1.33)		(0.73)		(0.56)		(0.20)
Return of capital	—		—		—		—		(0.07)		—

Total dividends and distributions	—		(1.40)		(3.05)		(1.19)		(1.26)		(1.01)

Net asset value, end of period	$34.65		$34.02		$36.27		$39.09		$35.38		$34.75

Total return (b)	1.85%		(2.36)%		0.42%		13.92%		5.55%		24.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$200,104		$205,145		$223,243		$219,669		$202,257		$206,297
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (a)(f)	1.16%		1.16%		1.15%		1.15%		1.17%		1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.46%		2.19%		1.46%		1.90%		1.74%		1.99%
Before waivers (a)(f)	2.34%		2.08%		1.37%		1.80%		1.62%		1.86%
Portfolio turnover rate^	6	%(z)	18%		29%		19%		36%		30%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022		2021		2020		2019
Net asset value, beginning of period	$34.80		$37.07		$39.87		$36.05		$35.38		$29.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.47		0.86		0.67		0.81		0.67		0.75
Net realized and unrealized gain (loss)	0.22		(1.65)		(0.33)		4.28		1.34		6.52

Total from investment operations	0.69		(0.79)		0.34		5.09		2.01		7.27

Less distributions:
Dividends from net investment income	—		(0.82)		(1.81)		(0.54)		(0.69)		(0.89)
Distributions from net realized gains	—		(0.66)		(1.33)		(0.73)		(0.56)		(0.20)
Return of capital	—		—		—		—		(0.09)		—

Total dividends and distributions	—		(1.48)		(3.14)		(1.27)		(1.34)		(1.09)

Net asset value, end of period	$35.49		$34.80		$37.07		$39.87		$36.05		$35.38

Total return (b)	1.98%		(2.13)%		0.70%		14.20%		5.80%		25.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53		$52		$64		$64		$56		$53
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (a)(f)	0.91%		0.91%		0.90%		0.90%		0.92%		0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.72%		2.41%		1.71%		2.15%		1.99%		2.24%
Before waivers (a)(f)	2.61%		2.30%		1.62%		2.05%		1.86%		2.11%
Portfolio turnover rate^	6	%(z)	18%		29%		19%		36%		30%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1077

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	202,459	$5,300,376
Iridium Communications, Inc.	109,900	2,925,538

		8,225,914

Entertainment (0.4%)
TKO Group Holdings, Inc., Class A	53,311	5,757,055
Warner Music Group Corp., Class A	128,155	3,927,951

		9,685,006

Interactive Media & Services (0.2%)
Ziff Davis, Inc.*	41,749	2,298,282
ZoomInfo Technologies, Inc., Class A*	257,198	3,284,419

		5,582,701

Media (0.6%)
New York Times Co. (The), Class A	148,004	7,579,285
Nexstar Media Group, Inc., Class A	28,227	4,685,964
TEGNA, Inc.	153,502	2,139,818

		14,405,067

Total Communication Services		37,898,688

Consumer Discretionary (14.6%)
Automobile Components (1.1%)
Adient plc*	81,296	2,008,824
Autoliv, Inc.	65,548	7,012,981
Gentex Corp.	209,235	7,053,312
Goodyear Tire & Rubber Co. (The)*	257,658	2,924,418
Lear Corp.	51,396	5,869,937
Visteon Corp.*	24,977	2,665,046

		27,534,518

Automobiles (0.3%)
Harley-Davidson, Inc.	110,780	3,715,561
Thor Industries, Inc.	48,262	4,510,084

		8,225,645

Broadline Retail (0.5%)
Macy’s, Inc.	249,033	4,781,434
Nordstrom, Inc.	88,655	1,881,259
Ollie’s Bargain Outlet Holdings, Inc.*	55,472	5,445,686

		12,108,379

Diversified Consumer Services (1.2%)
Duolingo, Inc., Class A*	33,477	6,985,646
Graham Holdings Co., Class B	3,144	2,199,385
Grand Canyon Education, Inc.*	26,534	3,712,372
H&R Block, Inc.	126,283	6,848,327
Service Corp. International	131,787	9,374,009

		29,119,739

Hotels, Restaurants & Leisure (3.6%)
Aramark	238,023	8,097,543
Boyd Gaming Corp.	60,967	3,359,282
Choice Hotels International, Inc. (x)	21,627	2,573,613
Churchill Downs, Inc.	60,539	8,451,244
Hilton Grand Vacations, Inc.*	61,946	2,504,477
Hyatt Hotels Corp., Class A	40,890	6,212,009
Light & Wonder, Inc.*	81,580	8,556,110
Marriott Vacations Worldwide Corp.	29,598	2,584,497
Planet Fitness, Inc., Class A*	79,219	5,829,726
Texas Roadhouse, Inc., Class A	60,450	10,379,870
Travel + Leisure Co.	64,498	2,901,120
Vail Resorts, Inc.	34,363	6,189,807
Wendy’s Co. (The)	150,382	2,550,479
Wingstop, Inc.	26,582	11,235,148
Wyndham Hotels & Resorts, Inc.	72,927	5,396,598

		86,821,523

Household Durables (1.9%)
Helen of Troy Ltd.*	21,549	1,998,454
KB Home	66,551	4,670,549
Taylor Morrison Home Corp., Class A*	95,723	5,306,883
Tempur Sealy International, Inc.	157,141	7,439,055
Toll Brothers, Inc.	94,280	10,859,171
TopBuild Corp.*	28,627	11,029,124
Whirlpool Corp.	49,449	5,053,688

		46,356,924

Leisure Products (0.7%)
Brunswick Corp.	61,152	4,450,031
Mattel, Inc.*	311,431	5,063,868
Polaris, Inc.	48,080	3,765,145
YETI Holdings, Inc.*	77,145	2,943,082

		16,222,126

Specialty Retail (4.0%)
AutoNation, Inc.*	22,231	3,543,177
Burlington Stores, Inc.*	57,801	13,872,240
Dick’s Sporting Goods, Inc.	52,698	11,322,165
Five Below, Inc.*	49,952	5,443,269
Floor & Decor Holdings, Inc., Class A*	96,852	9,628,057
GameStop Corp., Class A*	243,863	6,020,978
Gap, Inc. (The)	196,070	4,684,112
Lithia Motors, Inc., Class A	24,804	6,261,770
Murphy USA, Inc.	17,063	8,010,396
Penske Automotive Group, Inc.	17,554	2,615,897
RH*	13,945	3,408,716
Valvoline, Inc.*	116,621	5,038,027
Williams-Sonoma, Inc.	58,151	16,420,098

		96,268,902

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	105,500	3,489,940
Carter’s, Inc. (x)	33,034	2,047,117
Columbia Sportswear Co.	30,501	2,412,019
Crocs, Inc.*	54,940	8,017,944
PVH Corp.	51,236	5,424,355
Skechers USA, Inc., Class A*	119,825	8,282,304
Under Armour, Inc., Class A*	170,877	1,139,749
Under Armour, Inc., Class C*	172,709	1,127,790

		31,941,218

Total Consumer Discretionary		354,598,974

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (4.6%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	8,275	$2,524,289
Celsius Holdings, Inc.*	135,009	7,707,664
Coca-Cola Consolidated, Inc.	4,242	4,602,570

		14,834,523

Consumer Staples Distribution & Retail (2.1%)
BJ’s Wholesale Club Holdings, Inc.*	120,338	10,570,490
Casey’s General Stores, Inc.	33,503	12,783,405
Performance Food Group Co.*	140,836	9,310,668
Sprouts Farmers Market, Inc.*	90,938	7,607,873
US Foods Holding Corp.*	204,722	10,846,171

		51,118,607

Food Products (1.1%)
Darling Ingredients, Inc.*	144,610	5,314,418
Flowers Foods, Inc.	173,897	3,860,513
Ingredion, Inc.	59,414	6,814,786
Lancaster Colony Corp.	18,436	3,483,851
Pilgrim’s Pride Corp.*	36,456	1,403,191
Post Holdings, Inc.*	45,512	4,740,530

		25,617,289

Personal Care Products (0.8%)
BellRing Brands, Inc.*	118,050	6,745,377
Coty, Inc., Class A*	329,887	3,305,468
e.l.f. Beauty, Inc.*	50,237	10,585,940

		20,636,785

Total Consumer Staples		112,207,204

Energy (5.9%)
Energy Equipment & Services (1.0%)
ChampionX Corp.	172,323	5,722,847
NOV, Inc.	357,983	6,805,257
Valaris Ltd.*	56,361	4,198,894
Weatherford International plc*	66,209	8,107,292

		24,834,290

Oil, Gas & Consumable Fuels (4.9%)
Antero Midstream Corp.	309,241	4,558,212
Antero Resources Corp.*	264,421	8,628,057
Chesapeake Energy Corp. (x)	100,815	8,285,985
Chord Energy Corp.	56,278	9,436,695
Civitas Resources, Inc.	83,341	5,750,529
CNX Resources Corp.*	138,696	3,370,313
DT Midstream, Inc.	87,889	6,242,756
Equitrans Midstream Corp.	392,488	5,094,494
HF Sinclair Corp.	135,652	7,235,678
Matador Resources Co.	105,028	6,259,669
Murphy Oil Corp.	131,186	5,410,111
Ovintiv, Inc.	225,285	10,559,108
PBF Energy, Inc., Class A	95,504	4,395,094
Permian Resources Corp.	464,842	7,507,198
Range Resources Corp.	219,592	7,362,920
Southwestern Energy Co.*	998,035	6,716,775
Texas Pacific Land Corp. (x)	16,854	12,375,387

		119,188,981

Total Energy		144,023,271

Financials (15.8%)
Banks (5.1%)
Associated Banc-Corp.	134,176	2,837,822
Bank OZK	95,479	3,914,639
Cadence Bank	165,337	4,675,730
Columbia Banking System, Inc.	189,499	3,769,135
Commerce Bancshares, Inc.	106,686	5,950,945
Cullen/Frost Bankers, Inc.	58,154	5,910,191
East West Bancorp, Inc.	125,933	9,222,074
First Financial Bankshares, Inc.	116,352	3,435,875
First Horizon Corp.	494,948	7,805,330
FNB Corp.	325,597	4,454,167
Glacier Bancorp, Inc.	102,624	3,829,928
Hancock Whitney Corp.	78,405	3,750,111
Home BancShares, Inc.	168,611	4,039,920
International Bancshares Corp.	48,395	2,768,678
New York Community Bancorp, Inc.	705,657	2,272,216
Old National Bancorp	285,800	4,912,902
Pinnacle Financial Partners, Inc.	69,231	5,541,249
Prosperity Bancshares, Inc.	86,829	5,308,725
SouthState Corp.	68,950	5,269,159
Synovus Financial Corp.	132,537	5,326,662
Texas Capital Bancshares, Inc.*	42,224	2,581,575
UMB Financial Corp.	39,705	3,312,191
United Bankshares, Inc.	122,067	3,959,853
Valley National Bancorp	387,106	2,702,000
Webster Financial Corp.	155,206	6,765,430
Wintrust Financial Corp.	55,891	5,508,617
Zions Bancorp NA	133,636	5,795,793

		125,620,917

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	28,839	4,505,517
Carlyle Group, Inc. (The)	195,427	7,846,394
Evercore, Inc., Class A	32,071	6,684,559
Federated Hermes, Inc., Class B	72,643	2,388,502
Houlihan Lokey, Inc., Class A	47,393	6,391,420
Interactive Brokers Group, Inc., Class A	96,941	11,884,967
Janus Henderson Group plc	116,182	3,916,495
Jefferies Financial Group, Inc.	153,530	7,639,653
Morningstar, Inc.	23,599	6,981,764
SEI Investments Co.	90,374	5,846,294
Stifel Financial Corp.	92,729	7,803,145

		71,888,710

Consumer Finance (0.7%)
Ally Financial, Inc.	247,609	9,822,649
FirstCash Holdings, Inc.	33,748	3,539,490
SLM Corp.	198,856	4,134,216

		17,496,355

Financial Services (1.8%)
Equitable Holdings, Inc.‡	276,704	11,306,125
Essent Group Ltd.	96,545	5,424,864
Euronet Worldwide, Inc.*	39,440	4,082,040
MGIC Investment Corp.	241,277	5,199,519
Voya Financial, Inc.	91,140	6,484,611
Western Union Co. (The)	306,213	3,741,923
WEX, Inc.*	37,923	6,717,680

		42,956,762

See Notes to Financial Statements.

1079

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (4.7%)
American Financial Group, Inc.	59,206	$7,283,522
Brighthouse Financial, Inc.*	56,214	2,436,315
CNO Financial Group, Inc.	97,982	2,716,061
Erie Indemnity Co., Class A	22,574	8,180,817
Fidelity National Financial, Inc.	234,931	11,610,290
First American Financial Corp.	93,876	5,064,610
Hanover Insurance Group, Inc. (The)	32,531	4,080,689
Kemper Corp.	54,767	3,249,326
Kinsale Capital Group, Inc.	20,013	7,710,609
Old Republic International Corp.	228,803	7,070,013
Primerica, Inc.	31,144	7,368,047
Reinsurance Group of America, Inc.	59,546	12,223,007
RenaissanceRe Holdings Ltd.	47,859	10,696,965
RLI Corp.	36,406	5,121,960
Ryan Specialty Holdings, Inc., Class A	92,658	5,365,825
Selective Insurance Group, Inc.	55,020	5,162,527
Unum Group	161,119	8,234,792

		113,575,375

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	452,928	8,632,808
Starwood Property Trust, Inc. (REIT)	271,666	5,145,354

		13,778,162

Total Financials		385,316,281

Health Care (9.1%)
Biotechnology (3.1%)
Arrowhead Pharmaceuticals, Inc.*	112,408	2,921,484
BioMarin Pharmaceutical, Inc.*	171,852	14,148,575
Cytokinetics, Inc.*	103,772	5,622,367
Exelixis, Inc.*	263,637	5,923,923
Halozyme Therapeutics, Inc.*	115,190	6,031,348
Neurocrine Biosciences, Inc.*	91,082	12,539,259
Roivant Sciences Ltd.*	306,322	3,237,824
Sarepta Therapeutics, Inc.*	85,550	13,516,900
United Therapeutics Corp.*	40,145	12,788,190

		76,729,870

Health Care Equipment & Supplies (1.8%)
Dentsply Sirona, Inc.	187,918	4,681,037
Enovis Corp.*	45,175	2,041,910
Envista Holdings Corp.*	155,542	2,586,664
Globus Medical, Inc., Class A*	101,934	6,981,460
Haemonetics Corp.*	45,964	3,802,602
Lantheus Holdings, Inc.*	62,732	5,036,752
LivaNova plc*	49,011	2,686,783
Masimo Corp.*	40,359	5,082,813
Neogen Corp.*	178,399	2,788,376
Penumbra, Inc.*	35,085	6,314,247
QuidelOrtho Corp.*	44,854	1,490,050

		43,492,694

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	83,967	5,671,131
Amedisys, Inc.*	29,535	2,711,313
Chemed Corp.	13,702	7,434,431
Encompass Health Corp.	91,126	7,817,700
HealthEquity, Inc.*	78,749	6,788,164
Option Care Health, Inc.*	157,314	4,357,598
Progyny, Inc.*	74,977	2,145,092
R1 RCM, Inc.*	179,192	2,250,651
Tenet Healthcare Corp.*	88,409	11,761,049

		50,937,129

Health Care Technology (0.1%)
Doximity, Inc., Class A*	110,564	3,092,475

Life Sciences Tools & Services (1.6%)
Azenta, Inc.*	48,800	2,567,856
Bruker Corp.	88,130	5,623,575
Illumina, Inc.*	144,175	15,048,987
Medpace Holdings, Inc.*	21,311	8,776,935
Repligen Corp.*	47,031	5,928,728
Sotera Health Co.*	112,726	1,338,058

		39,284,139

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	57,055	6,089,480
Perrigo Co. plc	123,378	3,168,347

		9,257,827

Total Health Care		222,794,134

Industrials (21.9%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	82,730	7,859,350
Curtiss-Wright Corp.	34,663	9,392,980
Hexcel Corp.	75,223	4,697,676
Woodward, Inc.	55,136	9,614,616

		31,564,622

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	108,093	5,458,697

Building Products (3.7%)
AAON, Inc.	61,755	5,387,506
Advanced Drainage Systems, Inc.	61,666	9,890,610
Carlisle Cos., Inc.	42,968	17,411,063
Fortune Brands Innovations, Inc.	113,204	7,351,468
Lennox International, Inc.	29,018	15,524,050
Owens Corning	78,430	13,624,859
Simpson Manufacturing Co., Inc.	38,155	6,430,262
Trex Co., Inc.*	98,374	7,291,481
UFP Industries, Inc.	55,891	6,259,792

		89,171,091

Commercial Services & Supplies (2.0%)
Brink’s Co. (The)	40,241	4,120,678
Clean Harbors, Inc.*	45,397	10,266,531
MSA Safety, Inc.	33,504	6,288,366
RB Global, Inc.	166,275	12,696,759
Stericycle, Inc.*	83,976	4,881,525
Tetra Tech, Inc.	48,418	9,900,513

		48,154,372

Construction & Engineering (2.4%)
AECOM	123,203	10,859,112
Comfort Systems USA, Inc.	32,228	9,801,179
EMCOR Group, Inc.	42,534	15,528,313
Fluor Corp.*	154,938	6,747,550
MasTec, Inc.*	54,992	5,883,594
MDU Resources Group, Inc.	184,531	4,631,728

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Valmont Industries, Inc.	18,275	$5,015,574

		58,467,050

Electrical Equipment (1.7%)
Acuity Brands, Inc.	27,602	6,664,226
EnerSys	36,579	3,786,658
NEXTracker, Inc., Class A*	111,221	5,214,040
nVent Electric plc	150,257	11,511,189
Regal Rexnord Corp.	60,204	8,140,785
Sensata Technologies Holding plc	136,428	5,101,043

		40,417,941

Ground Transportation (1.7%)
Avis Budget Group, Inc.	16,454	1,719,772
Knight-Swift Transportation Holdings, Inc., Class A	146,267	7,301,649
Landstar System, Inc.	32,367	5,971,064
Ryder System, Inc.	39,668	4,914,072
Saia, Inc.*	24,064	11,413,314
XPO, Inc.*	105,286	11,176,109

		42,495,980

Machinery (4.4%)
AGCO Corp.	56,054	5,486,566
Chart Industries, Inc.*	38,049	5,491,993
Crane Co.	44,489	6,450,015
Donaldson Co., Inc.	108,941	7,795,818
Esab Corp.	51,406	4,854,269
Flowserve Corp.	119,155	5,731,356
Graco, Inc.	153,078	12,136,024
ITT, Inc.	74,486	9,622,101
Lincoln Electric Holdings, Inc.	51,505	9,715,903
Middleby Corp. (The)*	48,664	5,966,693
Oshkosh Corp.	59,192	6,404,574
RBC Bearings, Inc.*	26,281	7,090,088
Terex Corp.	60,910	3,340,304
Timken Co. (The)	58,629	4,697,942
Toro Co. (The)	94,494	8,836,134
Watts Water Technologies, Inc., Class A	24,809	4,549,226

		108,169,006

Marine Transportation (0.3%)
Kirby Corp.*	52,765	6,317,554

Professional Services (2.5%)
CACI International, Inc., Class A*	20,179	8,679,593
Concentrix Corp.	42,406	2,683,452
ExlService Holdings, Inc.*	147,016	4,610,422
Exponent, Inc.	45,859	4,362,108
FTI Consulting, Inc.*	31,748	6,842,646
Genpact Ltd.	149,860	4,823,993
Insperity, Inc.	32,376	2,953,015
KBR, Inc.	121,528	7,794,806
ManpowerGroup, Inc.	43,174	3,013,545
Maximus, Inc.	55,024	4,715,557
Paylocity Holding Corp.*	39,326	5,185,133
Science Applications International Corp.	46,403	5,454,673

		61,118,943

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	34,938	6,777,972
Core & Main, Inc., Class A*	154,779	7,574,884
GATX Corp.	32,220	4,264,639
MSC Industrial Direct Co., Inc., Class A	41,274	3,273,441
Watsco, Inc.	28,972	13,420,990
WESCO International, Inc.	39,562	6,271,368

		41,583,294

Total Industrials		532,918,550

Information Technology (9.4%)
Communications Equipment (0.4%)
Ciena Corp.*	130,874	6,305,509
Lumentum Holdings, Inc.*	61,182	3,115,388

		9,420,897

Electronic Equipment, Instruments & Components (2.5%)
Arrow Electronics, Inc.*	48,176	5,817,734
Avnet, Inc.	81,799	4,211,831
Belden, Inc.	36,816	3,453,341
Cognex Corp.	155,364	7,264,821
Coherent Corp.*	120,048	8,698,678
Crane NXT Co.	43,948	2,699,286
IPG Photonics Corp.*	25,982	2,192,621
Littelfuse, Inc.	22,431	5,733,139
Novanta, Inc.*	32,486	5,298,791
TD SYNNEX Corp.	70,336	8,116,774
Vishay Intertechnology, Inc.	113,259	2,525,676
Vontier Corp.	139,741	5,338,106

		61,350,798

IT Services (0.4%)
ASGN, Inc.*	41,542	3,662,758
Kyndryl Holdings, Inc.*	208,257	5,479,242

		9,142,000

Semiconductors & Semiconductor Equipment (2.8%)
Allegro MicroSystems, Inc.*	64,663	1,826,083
Amkor Technology, Inc.	93,575	3,744,872
Cirrus Logic, Inc.*	48,814	6,231,595
Lattice Semiconductor Corp.*	124,487	7,219,001
MACOM Technology Solutions Holdings, Inc.*	49,598	5,528,689
MKS Instruments, Inc.	57,168	7,464,997
Onto Innovation, Inc.*	44,598	9,791,937
Power Integrations, Inc.	51,375	3,606,011
Rambus, Inc.*	97,548	5,731,920
Silicon Laboratories, Inc.*	28,893	3,196,433
Synaptics, Inc.*	35,748	3,152,974
Universal Display Corp.	39,500	8,304,875
Wolfspeed, Inc.*	113,906	2,592,501

		68,391,888

Software (2.6%)
Altair Engineering, Inc., Class A*	51,541	5,055,141
Appfolio, Inc., Class A*	18,995	4,645,607
Aspen Technology, Inc.*	25,219	5,009,250
Blackbaud, Inc.*	36,582	2,786,451
CommVault Systems, Inc.*	39,280	4,775,270
Dolby Laboratories, Inc., Class A	54,077	4,284,521
Dropbox, Inc., Class A*	218,703	4,914,256
Dynatrace, Inc.*	217,703	9,740,032
Manhattan Associates, Inc.*	55,724	13,745,996
Qualys, Inc.*	33,432	4,767,403

See Notes to Financial Statements.

1081

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Teradata Corp.*	87,519	$3,024,657

		62,748,584

Technology Hardware, Storage & Peripherals (0.7%)
Pure Storage, Inc., Class A*	276,576	17,758,945

Total Information Technology		228,813,112

Materials (6.5%)
Chemicals (2.2%)
Arcadium Lithium plc (x)*	934,187	3,138,868
Ashland, Inc.	45,368	4,286,822
Avient Corp.	83,081	3,626,486
Axalta Coating Systems Ltd.*	199,698	6,823,681
Cabot Corp.	50,012	4,595,603
Chemours Co. (The)	134,759	3,041,511
NewMarket Corp.	6,252	3,223,344
Olin Corp.	108,083	5,096,113
RPM International, Inc.	116,538	12,548,812
Scotts Miracle-Gro Co. (The)	38,041	2,474,947
Westlake Corp.	29,091	4,212,958

		53,069,145

Construction Materials (0.4%)
Eagle Materials, Inc.	31,179	6,780,185
Knife River Corp.*	51,235	3,593,623

		10,373,808

Containers & Packaging (1.6%)
AptarGroup, Inc.	59,973	8,444,798
Berry Global Group, Inc.	103,539	6,093,270
Crown Holdings, Inc.	107,984	8,032,930
Graphic Packaging Holding Co.	278,119	7,289,499
Greif, Inc., Class A	23,341	1,341,407
Silgan Holdings, Inc.	73,445	3,108,927
Sonoco Products Co.	88,927	4,510,378

		38,821,209

Metals & Mining (2.1%)
Alcoa Corp.	162,512	6,464,727
Cleveland-Cliffs, Inc.*	430,334	6,622,840
Commercial Metals Co.	104,722	5,758,663
MP Materials Corp. (x)*	121,193	1,542,787
Reliance, Inc.	51,975	14,844,060
Royal Gold, Inc.	59,492	7,446,019
United States Steel Corp.	202,489	7,654,084

		50,333,180

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	57,732	4,753,076

Total Materials		157,350,418

Real Estate (7.0%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	198,049	10,902,597

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	342,604	5,646,114
Omega Healthcare Investors, Inc. (REIT)	223,639	7,659,635
Sabra Health Care REIT, Inc. (REIT)	209,517	3,226,562

		16,532,311

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	190,603	2,855,233

Industrial REITs (1.1%)
EastGroup Properties, Inc. (REIT)	43,501	7,399,520
First Industrial Realty Trust, Inc. (REIT)	119,776	5,690,558
Rexford Industrial Realty, Inc. (REIT)	196,743	8,772,770
STAG Industrial, Inc. (REIT)	164,793	5,942,436

		27,805,284

Office REITs (0.5%)
COPT Defense Properties (REIT)	101,734	2,546,402
Cousins Properties, Inc. (REIT)	137,634	3,186,227
Kilroy Realty Corp. (REIT)	96,665	3,013,048
Vornado Realty Trust (REIT)	144,815	3,807,187

		12,552,864

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	43,046	8,836,483

Residential REITs (1.1%)
American Homes 4 Rent (REIT), Class A	291,252	10,822,924
Equity LifeStyle Properties, Inc. (REIT)	168,790	10,993,293
Independence Realty Trust, Inc. (REIT)	203,339	3,810,573

		25,626,790

Retail REITs (1.0%)
Agree Realty Corp. (REIT)	90,863	5,628,054
Brixmor Property Group, Inc. (REIT)	272,693	6,296,481
Kite Realty Group Trust (REIT)	198,754	4,448,115
NNN REIT, Inc. (REIT)	165,942	7,069,129

		23,441,779

Specialized REITs (1.7%)
CubeSmart (REIT)	203,613	9,197,199
EPR Properties (REIT)	68,488	2,875,126
Gaming and Leisure Properties, Inc. (REIT)	245,724	11,109,182
Lamar Advertising Co. (REIT), Class A	79,483	9,500,603
National Storage Affiliates Trust (REIT)	63,080	2,600,158
PotlatchDeltic Corp. (REIT)	71,959	2,834,465
Rayonier, Inc. (REIT)	123,961	3,606,026

		41,722,759

Total Real Estate		170,276,100

Utilities (2.5%)
Electric Utilities (0.9%)
ALLETE, Inc.	52,215	3,255,605
IDACORP, Inc.	45,882	4,273,908
OGE Energy Corp.	181,508	6,479,836
PNM Resources, Inc.	81,636	3,017,266
Portland General Electric Co.	92,153	3,984,696

		21,011,311

Gas Utilities (0.9%)
National Fuel Gas Co.	83,191	4,508,120
New Jersey Resources Corp.	89,440	3,822,666
ONE Gas, Inc.	51,198	3,268,992
Southwest Gas Holdings, Inc.	54,486	3,834,725
Spire, Inc.	52,265	3,174,053

See Notes to Financial Statements.

1082

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
UGI Corp.	189,720	$4,344,588

		22,953,144

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	48,670	3,489,639

Multi-Utilities (0.3%)
Black Hills Corp.	62,388	3,392,660
Northwestern Energy Group, Inc.	55,467	2,777,787

		6,170,447

Water Utilities (0.3%)
Essential Utilities, Inc.	227,751	8,501,945

Total Utilities		62,126,486

Total Common Stocks (98.9%) (Cost $1,580,438,567)		2,408,323,218

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	3,800,000	3,800,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,325,155	5,325,155
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		19,125,155

Total Short-Term Investments (0.8%) (Cost $19,125,155)		19,125,155

Total Investments in Securities (99.7%) (Cost $1,599,563,722)		2,427,448,373
Other Assets Less Liabilities (0.3%)		6,135,982

Net Assets (100%)		$2,433,584,355

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $19,719,538. This was collateralized by $1,164,720 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 6/30/25 – 11/15/49 and by cash of $19,125,155 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Equitable Holdings, Inc.	276,704	9,874,649	32,261	(807,227)	99,884	2,106,558	11,306,125	134,116	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	59	9/2024	USD	17,452,790	(168,765)

					(168,765)

See Notes to Financial Statements.

1083

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$37,898,688	$—	$—	$37,898,688
Consumer Discretionary	354,598,974	—	—	354,598,974
Consumer Staples	112,207,204	—	—	112,207,204
Energy	144,023,271	—	—	144,023,271
Financials	385,316,281	—	—	385,316,281
Health Care	222,794,134	—	—	222,794,134
Industrials	532,918,550	—	—	532,918,550
Information Technology	228,813,112	—	—	228,813,112
Materials	157,350,418	—	—	157,350,418
Real Estate	170,276,100	—	—	170,276,100
Utilities	62,126,486	—	—	62,126,486
Short-Term Investments
Investment Companies	19,125,155	—	—	19,125,155

Total Assets	$2,427,448,373	$—	$—	$2,427,448,373

Liabilities:
Futures	$(168,765)	$—	$—	$(168,765)

Total Liabilities	$(168,765)	$—	$—	$(168,765)

Total	$2,427,279,608	$—	$—	$2,427,279,608

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(168,765	)*

Total		$(168,765)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,051,420	$1,051,420

Total	$1,051,420	$1,051,420

See Notes to Financial Statements.

1084

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(984,034)	$(984,034)

Total	$(984,034)	$(984,034)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$15,261,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$219,613,123
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$279,706,833

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$955,708,686
Aggregate gross unrealized depreciation	(129,939,200)

Net unrealized appreciation	$825,769,486

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,601,510,126

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,419,004)	$11,306,125
Unaffiliated Issuers (Cost $1,590,144,718)	2,416,142,248
Cash	17,594,680
Due from Custodian	5,415,628
Receivable for securities sold	5,137,551
Dividends, interest and other receivables	2,292,130
Receivable for Portfolio shares sold	1,036,320
Due from broker for futures variation margin	1,000,055
Securities lending income receivable	8,261
Other assets	27,899

Total assets	2,459,960,897

LIABILITIES
Payable for return of collateral on securities loaned	19,125,155
Payable for securities purchased	5,415,628
Investment management fees payable	565,977
Distribution fees payable – Class IB	494,822
Payable for Portfolio shares repurchased	489,267
Administrative fees payable	183,602
Accrued expenses	102,091

Total liabilities	26,376,542

Commitments and contingent liabilities^
NET ASSETS	$2,433,584,355

Net assets were comprised of:
Paid in capital	$1,467,694,921
Total distributable earnings (loss)	965,889,434

Net assets	$2,433,584,355

Class IB
Net asset value, offering and redemption price per share, $2,410,329,361 / 149,847,285 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.09

Class K
Net asset value, offering and redemption price per share, $23,254,994 / 1,407,030 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.53

(x)	Includes value of securities on loan of $19,719,538.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($134,116 of dividend income received from affiliates)	$19,064,653
Interest	422,788
Securities lending (net)	56,080

Total income	19,543,521

EXPENSES
Investment management fees	4,114,140
Distribution fees – Class IB(a)	2,825,995
Administrative fees	1,112,999
Distribution fees – Class IA(a)	158,776
Printing and mailing expenses	126,126
Professional fees	72,194
Custodian fees	44,694
Trustees’ fees	39,652
Miscellaneous	21,590

Gross expenses	8,516,166
Less: Waiver from investment manager	(706,453)

Net expenses	7,809,713

NET INVESTMENT INCOME (LOSS)	11,733,808

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($99,884 realized gain (loss) from affiliates)	88,480,846
Futures contracts	1,051,420

Net realized gain (loss)	89,532,266

Change in unrealized appreciation (depreciation) on:
Investments in securities ($2,106,558 of change in unrealized appreciation (depreciation) from affiliates)	36,634,953
Futures contracts	(984,034)

Net change in unrealized appreciation (depreciation)	35,650,919

NET REALIZED AND UNREALIZED GAIN (LOSS)	125,183,185

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$136,916,993

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,733,808	$21,043,566
Net realized gain (loss)	89,532,266	102,985,705
Net change in unrealized appreciation (depreciation)	35,650,919	202,598,636

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	136,916,993	326,627,907

Distributions to shareholders:
Class IA	—	(6,190,456)
Class IB	—	(104,854,324)
Class K	—	(1,152,752)

Total distributions to shareholders	—	(112,197,532)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 145,898 and 704,252 shares, respectively ]	2,370,291	10,467,130
Capital shares issued in reinvestment of dividends and distributions [ 0 and 408,302 shares, respectively ]	—	6,190,456
Capital shares repurchased in connection with share class combination (Note 1) [ (8,080,367) and 0 shares, respectively ]	(133,213,293)	—
Capital shares repurchased [ (562,034) and (1,158,090) shares, respectively ]	(9,104,851)	(17,215,162)

Total Class IA transactions	(139,947,853)	(557,576)

Class IB
Capital shares sold [ 3,837,690 and 8,327,978 shares, respectively ]	60,638,829	120,411,145
Capital shares issued in connection with share class combination (Note 1) [ 8,280,090 and 0 shares, respectively ]	133,213,293	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,083,077 shares, respectively ]	—	104,854,324
Capital shares repurchased [ (7,382,473) and (12,889,770) shares, respectively ]	(116,782,430)	(187,660,221)

Total Class IB transactions	77,069,692	37,605,248

Class K
Capital shares sold [ 64,948 and 156,747 shares, respectively ]	1,061,958	2,329,954
Capital shares issued in reinvestment of dividends and distributions [ 0 and 75,817 shares, respectively ]	—	1,152,752
Capital shares repurchased [ (150,103) and (351,086) shares, respectively ]	(2,441,575)	(5,233,178)

Total Class K transactions	(1,379,617)	(1,750,472)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,257,778)	35,297,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,659,215	249,727,575
NET ASSETS:
Beginning of period	2,360,925,140	2,111,197,565

End of period	$2,433,584,355	$2,360,925,140

See Notes to Financial Statements.

1087

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.20		$13.80	$17.25	$15.27	$14.41	$12.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.14	0.10	0.12	0.13
Net realized and unrealized gain (loss)	0.81		2.01	(2.48)	3.49	1.65	2.92

Total from investment operations	0.89		2.15	(2.34)	3.59	1.77	3.05

Less distributions:
Dividends from net investment income	—		(0.15)	(0.15)	(0.11)	(0.11)	(0.14)
Distributions from net realized gains	—		(0.60)	(0.96)	(1.50)	(0.80)	(0.60)

Total dividends and distributions	—		(0.75)	(1.11)	(1.61)	(0.91)	(0.74)

Net asset value, end of period	$16.09		$15.20	$13.80	$17.25	$15.27	$14.41

Total return (b)	5.86%		15.77%	(13.60)%	23.87%	12.84%	25.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,410,329		$2,205,336	$1,967,768	$2,367,101	$2,016,103	$1,864,800
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.66%	0.66%	0.69%	0.72%	0.72%
Before waivers (a)(f)	0.71%		0.72%	0.71%	0.70%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.97%		0.96%	0.91%	0.58%	0.89%	0.94%
Before waivers (a)(f)	0.91%		0.90%	0.86%	0.57%	0.89%	0.94%
Portfolio turnover rate^	9	%(z)	20%	14%	18%	17%	17%

See Notes to Financial Statements.

1088

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.60		$14.14	$17.64	$15.58	$14.68	$12.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	0.18	0.15	0.15	0.17
Net realized and unrealized gain (loss)	0.83		2.07	(2.54)	3.56	1.70	2.97

Total from investment operations	0.93		2.25	(2.36)	3.71	1.85	3.14

Less distributions:
Dividends from net investment income	—		(0.19)	(0.18)	(0.15)	(0.15)	(0.17)
Distributions from net realized gains	—		(0.60)	(0.96)	(1.50)	(0.80)	(0.60)

Total dividends and distributions	—		(0.79)	(1.14)	(1.65)	(0.95)	(0.77)

Net asset value, end of period	$16.53		$15.60	$14.14	$17.64	$15.58	$14.68

Total return (b)	5.96%		16.08%	(13.37)%	24.18%	13.10%	25.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,255		$23,272	$22,777	$29,909	$25,082	$27,665
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.41%	0.41%	0.44%	0.47%	0.47%
Before waivers (a)(f)	0.46%		0.47%	0.46%	0.45%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.22%		1.20%	1.15%	0.83%	1.13%	1.19%
Before waivers (a)(f)	1.16%		1.14%	1.10%	0.82%	1.13%	1.18%
Portfolio turnover rate^	9	%(z)	20%	14%	18%	17%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1089

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.*	24,288	$635,860
Iridium Communications, Inc.	10,642	283,290
Liberty Global Ltd., Class A*	16,058	279,891
Liberty Global Ltd., Class C*	16,851	300,790

		1,499,831

Entertainment (0.8%)
Electronic Arts, Inc.	26,307	3,665,354
Liberty Media Corp.-Liberty Formula One, Class A*	1,914	122,936
Liberty Media Corp.-Liberty Formula One, Class C*	53,923	3,873,829
Liberty Media Corp.-Liberty Live, Class A*	2,214	83,047
Liberty Media Corp.-Liberty Live, Class C*	4,655	178,147
Madison Square Garden Sports Corp.*	1,657	311,732
Playtika Holding Corp.	6,798	53,500
Roku, Inc.*	10,557	632,681
Take-Two Interactive Software, Inc.*	16,515	2,567,917
TKO Group Holdings, Inc., Class A	6,683	721,697
Warner Bros Discovery, Inc.*	238,176	1,772,030

		13,982,870

Interactive Media & Services (0.4%)
Cargurus, Inc., Class A*	109,762	2,875,765
IAC, Inc.*	7,287	341,396
Match Group, Inc.*	26,003	789,971
Taboola.com Ltd.*	387,309	1,332,343
TripAdvisor, Inc.*	9,657	171,991
Trump Media & Technology Group Corp.*	2,143	70,183
ZoomInfo Technologies, Inc., Class A*	30,619	391,005

		5,972,654

Media (0.7%)
Charter Communications, Inc., Class A*	9,231	2,759,700
Fox Corp., Class A	23,875	820,584
Fox Corp., Class B	12,539	401,499
Interpublic Group of Cos., Inc. (The)	37,237	1,083,224
Liberty Broadband Corp., Class A*	1,297	70,816
Liberty Broadband Corp., Class C*	8,115	444,864
Liberty Media Corp.-Liberty SiriusXM*	14,473	320,722
Liberty Media Corp.-Liberty SiriusXM, Class A*	6,228	137,950
New York Times Co. (The), Class A	15,777	807,940
News Corp., Class A	36,524	1,006,966
News Corp., Class B	12,166	345,393
Nexstar Media Group, Inc., Class A	1,922	319,071
Omnicom Group, Inc.	19,112	1,714,346
Paramount Global, Class A (x)	1,458	26,798
Paramount Global, Class B	57,545	597,893
Sirius XM Holdings, Inc. (x)	59,302	167,825

		11,025,591

Total Communication Services		32,480,946

Consumer Discretionary (8.0%)
Automobile Components (1.0%)
Aptiv plc*	26,797	1,887,045
BorgWarner, Inc.	22,662	730,623
Gentex Corp.	140,544	4,737,738
Goodyear Tire & Rubber Co. (The)*	237,186	2,692,061
Lear Corp.	24,798	2,832,180
QuantumScape Corp., Class A (x)*	36,789	181,002
Visteon Corp.*	25,705	2,742,723

		15,803,372

Automobiles (0.1%)
Harley-Davidson, Inc.	11,968	401,407
Lucid Group, Inc. (x)*	88,964	232,196
Rivian Automotive, Inc., Class A (x)*	80,816	1,084,551
Thor Industries, Inc.	5,038	470,801

		2,188,955

Broadline Retail (0.3%)
Dillard’s, Inc., Class A	306	134,759
eBay, Inc.	49,883	2,679,715
Etsy, Inc.*	3,980	234,740
Kohl’s Corp. (x)	10,648	244,798
Macy’s, Inc.	26,876	516,019
Nordstrom, Inc.	9,931	210,736
Ollie’s Bargain Outlet Holdings, Inc.*	5,973	586,369

		4,607,136

Distributors (0.2%)
Genuine Parts Co.	13,695	1,894,293
LKQ Corp.	26,248	1,091,654

		2,985,947

Diversified Consumer Services (0.2%)
ADT, Inc.	30,019	228,145
Bright Horizons Family Solutions, Inc.*	4,809	529,375
Grand Canyon Education, Inc.*	1,918	268,347
H&R Block, Inc.	11,027	597,994
Service Corp. International	13,963	993,188

		2,617,049

Hotels, Restaurants & Leisure (2.5%)
Aramark	25,779	877,002
Boyd Gaming Corp.	6,711	369,776
Caesars Entertainment, Inc.*	20,942	832,235
Carnival Corp.*	98,216	1,838,604
Choice Hotels International, Inc.	407	48,433
Darden Restaurants, Inc.	5,496	831,655
Denny’s Corp.*	175,036	1,242,756
Domino’s Pizza, Inc.	2,222	1,147,285
Dutch Bros, Inc., Class A*	5,419	224,347
Hilton Worldwide Holdings, Inc.	11,810	2,576,942
Hyatt Hotels Corp., Class A	3,685	559,825
International Game Technology plc	145,477	2,976,459
Marriott Vacations Worldwide Corp.	3,569	311,645

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
MGM Resorts International*	23,896	$1,061,938
Penn Entertainment, Inc. (x)*	15,143	293,093
Planet Fitness, Inc., Class A*	3,904	287,295
Red Rock Resorts, Inc., Class A	231,092	12,693,884
Royal Caribbean Cruises Ltd.*	15,264	2,433,539
Travel + Leisure Co.	6,772	304,605
Vail Resorts, Inc.	7,556	1,361,062
Wendy’s Co. (The)	8,416	142,735
Wyndham Hotels & Resorts, Inc. (x)	64,321	4,759,754
Wynn Resorts Ltd.	9,294	831,813
Yum! Brands, Inc.	16,978	2,248,906

		40,255,588

Household Durables (1.7%)
Century Communities, Inc.	28,856	2,356,381
DR Horton, Inc.	29,193	4,114,169
Garmin Ltd.	15,253	2,485,019
Leggett & Platt, Inc.	11,973	137,210
Lennar Corp., Class A	23,485	3,519,697
Lennar Corp., Class B	1,382	192,692
Meritage Homes Corp.	11,162	1,806,570
Mohawk Industries, Inc.*	5,225	593,508
Newell Brands, Inc.	40,287	258,240
NVR, Inc.*	899	6,822,115
PulteGroup, Inc.	20,676	2,276,428
SharkNinja, Inc.	5,232	393,185
Toll Brothers, Inc.	10,313	1,187,851
TopBuild Corp.*	2,883	1,110,733
Whirlpool Corp.	5,219	533,382

		27,787,180

Leisure Products (0.1%)
Brunswick Corp.	6,828	496,874
Hasbro, Inc.	1,752	102,492
Mattel, Inc.*	34,049	553,637
Polaris, Inc.	5,005	391,941
YETI Holdings, Inc.*	5,819	221,995

		1,766,939

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	5,860	371,114
AutoNation, Inc.*	2,574	410,244
Bath & Body Works, Inc.	22,260	869,253
Best Buy Co., Inc.	21,187	1,785,852
CarMax, Inc.*	46,340	3,398,575
Carvana Co.*	6,750	868,860
Dick’s Sporting Goods, Inc.	5,095	1,094,661
Five Below, Inc.*	1,063	115,835
Floor & Decor Holdings, Inc., Class A*	6,521	648,253
GameStop Corp., Class A*	26,454	653,149
Gap, Inc. (The)	19,776	472,449
Lithia Motors, Inc., Class A	2,682	677,071
Penske Automotive Group, Inc.	1,854	276,283
RH*	1,184	289,417
Ross Stores, Inc.	24,831	3,608,441
Ulta Beauty, Inc.*	615	237,310
Wayfair, Inc., Class A (x)*	9,092	479,421
Williams-Sonoma, Inc.	2,567	724,844

		16,981,032

Textiles, Apparel & Luxury Goods (0.8%)
Amer Sports, Inc.*	11,865	149,143
Birkenstock Holding plc (x)*	2,458	133,740
Capri Holdings Ltd.*	11,523	381,181
Carter’s, Inc.(x)	3,459	214,354
Columbia Sportswear Co.	3,114	246,255
Crocs, Inc.*	4,797	700,074
PVH Corp.	5,668	600,071
Ralph Lauren Corp.	3,801	665,403
Skechers USA, Inc., Class A*	49,335	3,410,035
Steven Madden Ltd.	67,891	2,871,789
Tapestry, Inc.	22,792	975,270
Under Armour, Inc., Class A*	17,324	115,551
Under Armour, Inc., Class C*	20,429	133,402
VF Corp.	34,444	464,994
Wolverine World Wide, Inc. (x)	107,139	1,448,519

		12,509,781

Total Consumer Discretionary		127,502,979

Consumer Staples (4.5%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	701	213,840
Brown-Forman Corp., Class A	4,010	176,961
Brown-Forman Corp., Class B	17,581	759,324
Coca-Cola Consolidated, Inc.	579	628,215
Molson Coors Beverage Co., Class B	17,300	879,359

		2,657,699

Consumer Staples Distribution & Retail (1.3%)
Albertsons Cos., Inc., Class A	41,413	817,907
BJ’s Wholesale Club Holdings, Inc.*	12,925	1,135,332
Casey’s General Stores, Inc.	3,014	1,150,022
Dollar General Corp.	21,609	2,857,358
Dollar Tree, Inc.*	20,160	2,152,483
Grocery Outlet Holding Corp.*	9,612	212,618
Kroger Co. (The)	65,398	3,265,322
Maplebear, Inc.*	16,888	542,780
Performance Food Group Co.*	12,921	854,207
Sysco Corp.	18,644	1,330,995
US Foods Holding Corp.*	113,215	5,998,131
Walgreens Boots Alliance, Inc.	70,383	851,282

		21,168,437

Food Products (2.5%)
Archer-Daniels-Midland Co.	48,498	2,931,704
Bunge Global SA	13,889	1,482,929
Cal-Maine Foods, Inc.	34,537	2,110,556
Campbell Soup Co.	18,976	857,525
Conagra Brands, Inc.	47,096	1,338,468
Darling Ingredients, Inc.*	15,628	574,329
Flowers Foods, Inc.	18,138	402,664
Freshpet, Inc.*	3,197	413,660
General Mills, Inc.	55,465	3,508,716
Hershey Co. (The)	12,465	2,291,441
Hormel Foods Corp.	28,570	871,099
Ingredion, Inc.	6,473	742,453
J M Smucker Co. (The)	10,097	1,100,977
Kellanova	25,862	1,491,720
Lamb Weston Holdings, Inc.	9,585	805,907
Lancaster Colony Corp.	30,918	5,842,574

See Notes to Financial Statements.

1091

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	24,774	$1,757,468
Pilgrim’s Pride Corp.*	3,904	150,265
Post Holdings, Inc.*	102,724	10,699,732
Seaboard Corp.	25	79,018
Tyson Foods, Inc., Class A	27,701	1,582,835

		41,036,040

Household Products (0.2%)
Church & Dwight Co., Inc.	23,813	2,468,932
Reynolds Consumer Products, Inc.	5,321	148,881
Spectrum Brands Holdings, Inc.	2,875	247,049

		2,864,862

Personal Care Products (0.3%)
BellRing Brands, Inc.*	12,792	730,935
Coty, Inc., Class A*	39,300	393,786
Kenvue, Inc.	188,061	3,418,949

		4,543,670

Total Consumer Staples		72,270,708

Energy (4.7%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	98,308	3,457,492
Halliburton Co.	87,026	2,939,738
NOV, Inc.	39,014	741,656
Seadrill Ltd.*	40,671	2,094,557
TechnipFMC plc	42,647	1,115,219

		10,348,662

Oil, Gas & Consumable Fuels (4.1%)
Antero Midstream Corp.	21,369	314,979
Antero Resources Corp.*	28,549	931,554
APA Corp.	35,454	1,043,766
Cheniere Energy, Inc.	11,038	1,929,773
Chesapeake Energy Corp.(x)	47,668	3,917,833
Chord Energy Corp.	23,938	4,013,924
Civitas Resources, Inc.	81,582	5,629,158
Coterra Energy, Inc.	222,958	5,946,290
Devon Energy Corp.	61,997	2,938,658
Diamondback Energy, Inc.	17,532	3,509,731
DT Midstream, Inc.	9,536	677,342
EQT Corp.	154,981	5,731,197
Hess Corp.	9,663	1,425,486
HF Sinclair Corp.	15,763	840,798
Kinder Morgan, Inc.	190,256	3,780,387
Magnolia Oil & Gas Corp., Class A	48,512	1,229,294
Marathon Oil Corp.	56,137	1,609,448
Matador Resources Co.	10,614	632,594
New Fortress Energy, Inc.	3,068	67,435
ONEOK, Inc.	57,472	4,686,842
Ovintiv, Inc.	90,245	4,229,783
Permian Resources Corp.	48,527	783,711
Range Resources Corp.	23,426	785,474
Southwestern Energy Co.*	108,579	730,737
Viper Energy, Inc., Class A	86,992	3,264,810
Williams Cos., Inc. (The)	119,899	5,095,707

		65,746,711

Total Energy		76,095,373

Financials (14.3%)
Banks (4.2%)
Ameris Bancorp	59,372	2,989,380
Bank OZK	70,941	2,908,581
BOK Financial Corp.	45,348	4,155,691
Cadence Bank	134,370	3,799,984
Citizens Financial Group, Inc.	45,297	1,632,051
Columbia Banking System, Inc.	199,129	3,960,676
Comerica, Inc.	13,158	671,584
Commerce Bancshares, Inc.	11,688	651,957
Cullen/Frost Bankers, Inc.	5,765	585,897
East West Bancorp, Inc.	13,720	1,004,716
Fifth Third Bancorp	67,552	2,464,973
First Citizens BancShares, Inc., Class A	1,911	3,217,379
First Hawaiian, Inc.	12,048	250,116
First Horizon Corp.	157,482	2,483,491
FNB Corp.	36,840	503,971
Huntington Bancshares, Inc.	143,318	1,888,931
KeyCorp	91,851	1,305,203
Live Oak Bancshares, Inc.	151,643	5,316,604
M&T Bank Corp.	16,381	2,479,428
Pinnacle Financial Partners, Inc.	7,520	601,901
Popular, Inc.	6,424	568,074
Prosperity Bancshares, Inc.	8,595	525,498
Regions Financial Corp.	90,887	1,821,375
SouthState Corp.	45,984	3,514,097
Synovus Financial Corp.	152,638	6,134,521
TFS Financial Corp.	5,672	71,581
Webster Financial Corp.	213,790	9,319,106
Western Alliance Bancorp	10,600	665,892
Wintrust Financial Corp.	6,083	599,540
Zions Bancorp NA	14,318	620,972

		66,713,170

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	3,158	493,374
Ameriprise Financial, Inc.	868	370,801
Bank of New York Mellon Corp. (The)	73,941	4,428,326
Carlyle Group, Inc. (The)	21,378	858,327
Cboe Global Markets, Inc.	10,401	1,768,794
Coinbase Global, Inc., Class A*	3,113	691,802
Evercore, Inc., Class A	20,247	4,220,082
FactSet Research Systems, Inc.	2,402	980,665
Franklin Resources, Inc.	28,254	631,477
Houlihan Lokey, Inc., Class A	4,578	617,389
Interactive Brokers Group, Inc., Class A	10,267	1,258,734
Invesco Ltd.	35,705	534,147
Janus Henderson Group plc	12,939	436,174
Jefferies Financial Group, Inc.	13,176	655,638
Lazard, Inc.	901	34,400
MarketAxess Holdings, Inc.	3,609	723,713
MSCI, Inc.	3,181	1,532,447
Nasdaq, Inc.	36,532	2,201,418
Northern Trust Corp.	19,950	1,675,401
Raymond James Financial, Inc.	18,698	2,311,260
Robinhood Markets, Inc., Class A*	65,806	1,494,454
SEI Investments Co.	9,638	623,482
State Street Corp.	29,748	2,201,352

See Notes to Financial Statements.

1092

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
StepStone Group, Inc., Class A	63,383	$2,908,646
Stifel Financial Corp.	36,681	3,086,706
T. Rowe Price Group, Inc.	21,584	2,488,851
TPG, Inc., Class A	81,093	3,361,305
Tradeweb Markets, Inc., Class A	6,931	734,686
Virtu Financial, Inc., Class A	7,779	174,639
XP, Inc., Class A	36,136	635,632

		44,134,122

Consumer Finance (0.8%)
Ally Financial, Inc.	23,492	931,928
Bread Financial Holdings, Inc.	64,709	2,883,433
Credit Acceptance Corp.*	136	69,996
Discover Financial Services	24,620	3,220,542
OneMain Holdings, Inc.	11,443	554,871
PRA Group, Inc.*	85,292	1,676,841
SLM Corp.	21,505	447,089
SoFi Technologies, Inc. (x)*	85,324	563,992
Synchrony Financial	39,624	1,869,856

		12,218,548

Financial Services (1.6%)
Affirm Holdings, Inc., Class A*	22,436	677,792
Block, Inc., Class A*	31,619	2,039,109
Euronet Worldwide, Inc.*	4,257	440,600
Fidelity National Information Services, Inc.	55,347	4,170,950
Global Payments, Inc.	25,092	2,426,396
Jack Henry & Associates, Inc.	7,085	1,176,252
MGIC Investment Corp.	26,440	569,782
Mr Cooper Group, Inc.*	101,149	8,216,333
Rocket Cos., Inc., Class A*	13,682	187,443
UWM Holdings Corp., Class A (x)	3,258	22,578
Voya Financial, Inc.	60,580	4,310,267
Western Union Co. (The)	23,198	283,480
WEX, Inc.*	3,730	660,732

		25,181,714

Insurance (4.8%)
Aegon Ltd. (NYRS)(x)	359,967	2,206,598
Aflac, Inc.	56,738	5,067,271
Allstate Corp. (The)	21,898	3,496,235
American Financial Group, Inc.	7,293	897,185
Arch Capital Group Ltd.*	35,594	3,591,079
Arthur J Gallagher & Co.	19,821	5,139,783
Assurant, Inc.	5,358	890,767
Assured Guaranty Ltd.	5,375	414,681
Axis Capital Holdings Ltd.	8,200	579,330
Brighthouse Financial, Inc.*	6,998	303,293
Brown & Brown, Inc.	27,698	2,476,478
Cincinnati Financial Corp.	15,197	1,794,766
CNA Financial Corp.	2,411	111,075
Enstar Group Ltd.*	8,696	2,658,367
Everest Group Ltd.	14,771	5,628,046
Fidelity National Financial, Inc.	25,756	1,272,861
First American Financial Corp.	9,956	537,126
Globe Life, Inc.	35,323	2,906,376
Hanover Insurance Group, Inc. (The)	25,099	3,148,419
Hartford Financial Services Group, Inc. (The)	29,603	2,976,286
Kemper Corp.	99,952	5,930,152
Lincoln National Corp.	16,818	523,040
Loews Corp.	40,592	3,033,846
Markel Group, Inc.*	972	1,531,542
Old Republic International Corp.	25,425	785,632
Primerica, Inc.	3,571	844,827
Principal Financial Group, Inc.	23,177	1,818,236
Prudential Financial, Inc.	35,715	4,185,441
Reinsurance Group of America, Inc.	6,562	1,346,982
RenaissanceRe Holdings Ltd.	23,496	5,251,591
RLI Corp.	3,821	537,576
Unum Group	17,752	907,305
W R Berkley Corp.	20,522	1,612,619
White Mountains Insurance Group Ltd.	249	452,545
Willis Towers Watson plc	10,062	2,637,653

		77,495,009

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT) (x)	67,764	646,469
Annaly Capital Management, Inc. (REIT)	49,122	936,265
Rithm Capital Corp. (REIT)	48,917	533,684
Starwood Property Trust, Inc. (REIT)	29,353	555,946

		2,672,364

Total Financials		228,414,927

Health Care (6.6%)
Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc.*	1,397	339,471
Biogen, Inc.*	14,341	3,324,531
BioMarin Pharmaceutical, Inc.*	18,538	1,526,233
Exact Sciences Corp.*	10,879	459,638
Exelixis, Inc.*	4,687	105,317
GRAIL, Inc.(x)*	1,918	29,480
Incyte Corp.*	17,038	1,032,844
Ionis Pharmaceuticals, Inc.*	1,019	48,565
Roivant Sciences Ltd.*	34,579	365,500
United Therapeutics Corp.*	4,301	1,370,083

		8,601,662

Health Care Equipment & Supplies (2.4%)
Align Technology, Inc.*	3,046	735,396
Baxter International, Inc.	50,065	1,674,674
Boston Scientific Corp.*	16,258	1,252,029
Cooper Cos., Inc. (The)	19,233	1,679,041
Dentsply Sirona, Inc.	110,414	2,750,413
Enovis Corp.*	110,466	4,993,063
Envista Holdings Corp.*	101,922	1,694,963
GE HealthCare Technologies, Inc.	38,011	2,961,817
Globus Medical, Inc., Class A*	10,995	753,047
Hologic, Inc.*	22,764	1,690,227
ICU Medical, Inc.*	29,150	3,461,562
Integra LifeSciences Holdings Corp.*	102,376	2,983,237
Masimo Corp.*	2,010	253,139
QuidelOrtho Corp.*	4,966	164,970
ResMed, Inc.	10,392	1,989,237
Solventum Corp.*	13,591	718,692
STERIS plc	9,710	2,131,733
Teleflex, Inc.	22,402	4,711,813

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Biomet Holdings, Inc.	20,152	$2,187,097

		38,786,150

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	8,806	594,757
Amedisys, Inc.*	3,065	281,367
Cardinal Health, Inc.	9,755	959,112
Centene Corp.*	52,666	3,491,756
Chemed Corp.	1,294	702,099
Encompass Health Corp.	9,755	836,881
Henry Schein, Inc.*	12,597	807,468
Humana, Inc.	11,869	4,434,852
Labcorp Holdings, Inc.	26,110	5,313,646
Molina Healthcare, Inc.*	2,138	635,627
Premier, Inc., Class A	12,259	228,876
Quest Diagnostics, Inc.	10,921	1,494,866
R1 RCM, Inc.*	15,624	196,237
Tenet Healthcare Corp.*	9,570	1,273,097
Universal Health Services, Inc., Class B	5,698	1,053,731

		22,304,372

Health Care Technology (0.0%)†
Certara, Inc.*	11,703	162,087
Doximity, Inc., Class A*	10,866	303,922

		466,009

Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A*	3,229	62,804
Agilent Technologies, Inc.	28,835	3,737,881
Avantor, Inc.*	66,959	1,419,531
Azenta, Inc.*	5,361	282,096
Bio-Rad Laboratories, Inc., Class A*	1,882	513,993
Bio-Techne Corp.	15,265	1,093,737
Bruker Corp.	3,773	240,755
Charles River Laboratories International, Inc.*	5,037	1,040,543
Evotec SE (ADR)(x)*	223,157	1,071,153
Fortrea Holdings, Inc.*	104,802	2,446,079
Illumina, Inc.*	15,653	1,633,860
IQVIA Holdings, Inc.*	15,740	3,328,066
Mettler-Toledo International, Inc.*	2,076	2,901,397
QIAGEN NV*	21,788	895,269
Repligen Corp.*	4,698	592,230
Revvity, Inc.	12,117	1,270,589
Sotera Health Co.*	12,090	143,508
Waters Corp.*	2,267	657,702
West Pharmaceutical Services, Inc.	2,797	921,304

		24,252,497

Pharmaceuticals (0.7%)
Catalent, Inc.*	17,815	1,001,737
Elanco Animal Health, Inc.*	48,468	699,393
Jazz Pharmaceuticals plc*	5,945	634,510
Organon & Co.	24,948	516,424
Perrigo Co. plc	229,265	5,887,525
Royalty Pharma plc, Class A	38,604	1,017,988
Viatris, Inc.	117,621	1,250,311

		11,007,888

Total Health Care		105,418,578

Industrials (14.4%)
Aerospace & Defense (1.0%)
BWX Technologies, Inc.	7,167	680,865
Curtiss-Wright Corp.	11,802	3,198,106
Hexcel Corp.	8,173	510,404
Howmet Aerospace, Inc.	37,523	2,912,910
Huntington Ingalls Industries, Inc.	3,905	961,919
L3Harris Technologies, Inc.	18,632	4,184,374
Spirit AeroSystems Holdings, Inc., Class A*	9,990	328,371
Textron, Inc.	18,767	1,611,335
Woodward, Inc.	5,879	1,025,180

		15,413,464

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	11,267	992,848
Expeditors International of Washington, Inc.	11,558	1,442,323
GXO Logistics, Inc.*	11,435	577,467

		3,012,638

Building Products (1.0%)
A.O. Smith Corp.	11,691	956,090
Advanced Drainage Systems, Inc.	4,061	651,344
Allegion plc	8,588	1,014,672
Armstrong World Industries, Inc.	2,861	323,980
AZEK Co., Inc. (The), Class A*	4,339	182,802
Builders FirstSource, Inc.*	23,519	3,255,265
Carlisle Cos., Inc.	4,069	1,648,799
Fortune Brands Innovations, Inc.	79,975	5,193,577
Hayward Holdings, Inc.*	13,000	159,900
Masco Corp.	21,679	1,445,339
Owens Corning	8,527	1,481,310
Simpson Manufacturing Co., Inc.	3,754	632,662

		16,945,740

Commercial Services & Supplies (0.4%)
Clean Harbors, Inc.*	5,094	1,152,008
MSA Safety, Inc.	3,626	680,564
RB Global, Inc.	17,981	1,373,029
Stericycle, Inc.*	8,991	522,647
Tetra Tech, Inc.	4,130	844,502
Veralto Corp.	13,335	1,273,093
Vestis Corp.	13,687	167,392

		6,013,235

Construction & Engineering (0.7%)
AECOM	13,327	1,174,642
API Group Corp.*	22,245	837,080
EMCOR Group, Inc.	2,779	1,014,557
Fluor Corp.*	66,787	2,908,574
MasTec, Inc.*	6,167	659,807
MDU Resources Group, Inc.	19,773	496,302
Quanta Services, Inc.	9,930	2,523,114
Valmont Industries, Inc.	1,994	547,253
WillScot Mobile Mini Holdings Corp.*	12,861	484,088

		10,645,417

Electrical Equipment (1.4%)
Acuity Brands, Inc.	3,042	734,460

See Notes to Financial Statements.

1094

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
AMETEK, Inc.	22,674	$3,779,983
Generac Holdings, Inc.*	2,964	391,900
Hubbell, Inc., Class B	5,253	1,919,866
nVent Electric plc	16,372	1,254,259
Regal Rexnord Corp.	61,791	8,355,379
Rockwell Automation, Inc.	10,211	2,810,884
Sensata Technologies Holding plc	70,991	2,654,354

		21,901,085

Ground Transportation (0.5%)
Avis Budget Group, Inc.	1,038	108,492
JB Hunt Transport Services, Inc.	8,141	1,302,560
Knight-Swift Transportation Holdings, Inc., Class A	99,101	4,947,122
Landstar System, Inc.	3,396	626,494
Lyft, Inc., Class A*	11,100	156,510
Ryder System, Inc.	4,362	540,365
Saia, Inc.*	1,084	514,130
Schneider National, Inc., Class B	4,632	111,909
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	240	14,815
U-Haul Holding Co. (New York Stock Exchange)	5,928	355,799

		8,678,196

Machinery (3.8%)
AGCO Corp.	6,144	601,375
Allison Transmission Holdings, Inc.	8,552	649,097
Atmus Filtration Technologies, Inc.*	26,354	758,468
CNH Industrial NV	86,787	879,152
Crane Co.	4,842	701,993
Cummins, Inc.	13,454	3,725,816
Donaldson Co., Inc.	11,656	834,103
Dover Corp.	13,510	2,437,880
Energy Recovery, Inc.*	172,118	2,287,448
Esab Corp.	28,727	2,712,691
Flowserve Corp.	66,526	3,199,901
Fortive Corp.	34,612	2,564,749
Gates Industrial Corp. plc*	415,691	6,572,075
Graco, Inc.	16,274	1,290,203
IDEX Corp.	7,408	1,490,490
Ingersoll Rand, Inc.	39,752	3,611,072
ITT, Inc.	8,169	1,055,271
John Bean Technologies Corp.(x)	27,856	2,645,484
Lincoln Electric Holdings, Inc.	3,911	737,771
Middleby Corp. (The)*	33,221	4,073,227
Nordson Corp.	5,592	1,297,008
Oshkosh Corp.	6,471	700,162
Otis Worldwide Corp.	39,707	3,822,196
Pentair plc	16,348	1,253,401
RBC Bearings, Inc.*	2,802	755,924
Snap-on, Inc.	5,090	1,330,475
Stanley Black & Decker, Inc.	15,116	1,207,617
Timken Co. (The)	6,476	518,922
Toro Co. (The)	10,242	957,729
Westinghouse Air Brake Technologies Corp.	17,259	2,727,785
Xylem, Inc.	23,756	3,222,026

		60,621,511

Marine Transportation (0.0%)†
Kirby Corp.*	5,736	686,771

Passenger Airlines (1.0%)
Alaska Air Group, Inc.*	63,043	2,546,937
Allegiant Travel Co.	64,072	3,218,337
American Airlines Group, Inc.*	59,622	675,517
Delta Air Lines, Inc.	125,732	5,964,726
Southwest Airlines Co.	58,715	1,679,836
United Airlines Holdings, Inc.*	32,276	1,570,550

		15,655,903

Professional Services (2.4%)
Broadridge Financial Solutions, Inc.	5,883	1,158,951
CACI International, Inc., Class A*	2,181	938,114
Clarivate plc*	39,883	226,934
Concentrix Corp.	4,726	299,061
Dayforce, Inc.*	13,089	649,214
Dun & Bradstreet Holdings, Inc.	28,530	264,188
Equifax, Inc.	9,649	2,339,497
First Advantage Corp. (x)	230,654	3,706,610
FTI Consulting, Inc.*	3,451	743,794
Genpact Ltd.	17,208	553,926
Insperity, Inc.	30,836	2,812,552
Jacobs Solutions, Inc.	12,260	1,712,845
KBR, Inc.	11,968	767,627
Leidos Holdings, Inc.	13,307	1,941,225
ManpowerGroup, Inc.	4,662	325,408
Parsons Corp.*	4,509	368,881
Paychex, Inc.	20,200	2,394,912
Paycom Software, Inc.	1,849	264,481
Paycor HCM, Inc.*	6,249	79,362
Robert Half, Inc.	10,012	640,568
Science Applications International Corp.	31,604	3,715,050
SS&C Technologies Holdings, Inc.	104,654	6,558,666
TransUnion	18,019	1,336,289
WNS Holdings Ltd.*	77,243	4,055,257

		37,853,412

Trading Companies & Distributors (2.0%)
AerCap Holdings NV	27,626	2,574,743
Air Lease Corp., Class A	97,491	4,633,747
Boise Cascade Co.	21,672	2,583,736
Core & Main, Inc., Class A*	5,738	280,818
Fastenal Co.	8,744	549,473
Ferguson plc	18,591	3,600,147
MSC Industrial Direct Co., Inc., Class A	4,397	348,726
SiteOne Landscape Supply, Inc.*	2,767	335,941
United Rentals, Inc.	4,971	3,214,895
Watsco, Inc.	3,391	1,570,847
WESCO International, Inc.	78,657	12,468,708
WW Grainger, Inc.	554	499,841

		32,661,622

Total Industrials		230,088,994

Information Technology (7.0%)
Communications Equipment (0.7%)
Ciena Corp.*	101,539	4,892,149
F5, Inc.*	24,460	4,212,746
Juniper Networks, Inc.	31,605	1,152,318
Lumentum Holdings, Inc.*	6,692	340,757

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ubiquiti, Inc.	209	$30,443

		10,628,413

Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc.*	28,334	3,421,614
Avnet, Inc.	9,110	469,074
Belden, Inc.	37,623	3,529,037
CDW Corp.	6,580	1,472,867
Cognex Corp.	15,961	746,336
Coherent Corp.*	63,854	4,626,861
Corning, Inc.	75,460	2,931,621
Crane NXT Co.	4,637	284,804
Flex Ltd.*	101,590	2,995,889
IPG Photonics Corp.*	2,767	233,507
Jabil, Inc.	10,611	1,154,371
Keysight Technologies, Inc.*	17,149	2,345,126
Littelfuse, Inc.	2,407	615,205
TD SYNNEX Corp.	7,451	859,845
Teledyne Technologies, Inc.*	4,620	1,792,468
Trimble, Inc.*	23,980	1,340,962
Vontier Corp.	15,263	583,047
Zebra Technologies Corp., Class A*	3,965	1,224,907

		30,627,541

IT Services (1.0%)
Akamai Technologies, Inc.*	14,827	1,335,616
Amdocs Ltd.	11,305	892,191
Cognizant Technology Solutions Corp., Class A	49,031	3,334,108
DXC Technology Co.*	17,803	339,859
EPAM Systems, Inc.*	5,115	962,183
Globant SA*	1,027	183,073
GoDaddy, Inc., Class A*	15,633	2,184,086
Kyndryl Holdings, Inc.*	22,308	586,923
Okta, Inc.*	8,425	788,664
Twilio, Inc., Class A*	13,734	780,229
VeriSign, Inc.*	25,241	4,487,850

		15,874,782

Semiconductors & Semiconductor Equipment (1.6%)
Allegro MicroSystems, Inc.*	7,281	205,615
Amkor Technology, Inc.	11,027	441,301
Astera Labs, Inc.*	2,050	124,046
Cirrus Logic, Inc.*	5,274	673,279
First Solar, Inc.*	10,488	2,364,625
GLOBALFOUNDRIES, Inc. (x)*	9,499	480,269
Lattice Semiconductor Corp.*	1,756	101,830
MACOM Technology Solutions Holdings, Inc.*	5,451	607,623
Microchip Technology, Inc.	52,135	4,770,353
MKS Instruments, Inc.	28,228	3,686,012
ON Semiconductor Corp.*	42,237	2,895,346
Onto Innovation, Inc.*	3,571	784,049
Qorvo, Inc.*	28,320	3,286,253
Silicon Motion Technology Corp. (ADR)	24,066	1,949,105
Skyworks Solutions, Inc.	15,764	1,680,127
Synaptics, Inc.*	15,374	1,355,987
Teradyne, Inc.	1,308	193,963
Universal Display Corp.	2,255	474,114
Wolfspeed, Inc.*	12,511	284,750

		26,358,647

Software (1.2%)
ANSYS, Inc.*	8,577	2,757,505
Aspen Technology, Inc.*	2,659	528,157
BILL Holdings, Inc.*	7,578	398,754
CCC Intelligent Solutions Holdings, Inc.*	40,404	448,888
Dolby Laboratories, Inc., Class A	5,718	453,037
DoubleVerify Holdings, Inc.*	6,142	119,585
Dropbox, Inc., Class A*	17,044	382,979
Fair Isaac Corp.*	368	547,827
Gen Digital, Inc.	55,508	1,386,590
Guidewire Software, Inc.*	4,421	609,612
HashiCorp, Inc., Class A*	2,069	69,705
Informatica, Inc., Class A*	6,341	195,810
MicroStrategy, Inc., Class A*	1,445	1,990,459
nCino, Inc.*	3,110	97,809
Nutanix, Inc., Class A*	17,203	977,991
Progress Software Corp.	84,185	4,567,878
PTC, Inc.*	4,671	848,581
SentinelOne, Inc., Class A*	19,009	400,139
Tyler Technologies, Inc.*	631	317,254
UiPath, Inc., Class A*	5,482	69,512
Unity Software, Inc.*	16,322	265,396
Zoom Video Communications, Inc., Class A*	24,537	1,452,345

		18,885,813

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.	127,771	2,704,912
HP, Inc.	72,971	2,555,444
NetApp, Inc.	11,215	1,444,492
Pure Storage, Inc., Class A*	3,664	235,266
Western Digital Corp.*	32,145	2,435,627

		9,375,741

Total Information Technology		111,750,937

Materials (5.1%)
Chemicals (3.0%)
Albemarle Corp.	11,549	1,103,160
Ashland, Inc.	94,587	8,937,526
Axalta Coating Systems Ltd.*	21,615	738,585
Celanese Corp.	21,086	2,844,290
CF Industries Holdings, Inc.	18,464	1,368,552
Chemours Co. (The)	13,666	308,442
Corteva, Inc.	68,840	3,713,230
Dow, Inc.	69,279	3,675,251
DuPont de Nemours, Inc.	41,155	3,312,566
Eastman Chemical Co.	11,585	1,134,982
Element Solutions, Inc.	21,980	596,098
FMC Corp.	64,865	3,732,981
Huntsman Corp.	143,624	3,270,318
Ingevity Corp.*	54,190	2,368,645
International Flavors & Fragrances, Inc.	25,152	2,394,722
LyondellBasell Industries NV, Class A	25,739	2,462,193
Mosaic Co. (The)	31,603	913,327

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
NewMarket Corp.	685	$353,165
Olin Corp.	11,900	561,085
PPG Industries, Inc.	22,900	2,882,881
RPM International, Inc.	9,696	1,044,065
Scotts Miracle-Gro Co. (The)	4,137	269,153
Westlake Corp.	3,322	481,092

		48,466,309

Construction Materials (0.4%)
Eagle Materials, Inc.	852	185,276
Martin Marietta Materials, Inc.	5,721	3,099,638
Vulcan Materials Co.	9,713	2,415,429

		5,700,343

Containers & Packaging (0.8%)
Amcor plc	143,074	1,399,264
AptarGroup, Inc.	6,535	920,193
Ardagh Group SA, Class A (r)(x)*	2,942	20,241
Avery Dennison Corp.	5,023	1,098,279
Ball Corp.	30,761	1,846,275
Berry Global Group, Inc.	11,515	677,658
Crown Holdings, Inc.	11,552	859,353
Graphic Packaging Holding Co.	30,079	788,370
International Paper Co.	34,144	1,473,314
Packaging Corp. of America	8,786	1,603,972
Sealed Air Corp.	7,600	264,404
Silgan Holdings, Inc.	8,348	353,371
Sonoco Products Co.	10,103	512,424
Westrock Co.	25,318	1,272,483

		13,089,601

Metals & Mining (0.9%)
Alcoa Corp.	17,581	699,372
ATI, Inc.*	12,125	672,331
Cleveland-Cliffs, Inc.*	31,083	478,367
MP Materials Corp.(x)*	12,684	161,467
Nucor Corp.	23,607	3,731,795
Reliance, Inc.	20,357	5,813,959
Royal Gold, Inc.	6,445	806,656
Steel Dynamics, Inc.	14,644	1,896,398
United States Steel Corp.	21,943	829,446

		15,089,791

Paper & Forest Products (0.0%) †
Louisiana-Pacific Corp.	1,924	158,403

Total Materials		82,504,447

Real Estate (8.0%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT) (x)	130,484	3,615,712
WP Carey, Inc. (REIT)	21,370	1,176,418

		4,792,130

Health Care REITs (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	17,033	1,992,350
American Healthcare REIT, Inc. (REIT)	158,980	2,322,698
Healthcare Realty Trust, Inc. (REIT), Class A	37,366	615,792
Healthpeak Properties, Inc. (REIT)	69,864	1,369,334
Medical Properties Trust, Inc. (REIT)(x)	56,295	242,631
Omega Healthcare Investors, Inc. (REIT)	24,323	833,063
Ventas, Inc. (REIT)	39,716	2,035,842

		9,411,710

Hotel & Resort REITs (0.3%)
Host Hotels & Resorts, Inc. (REIT)	68,807	1,237,150
Park Hotels & Resorts, Inc. (REIT)	21,554	322,879
Ryman Hospitality Properties, Inc. (REIT)	40,325	4,026,854

		5,586,883

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT)	27,826	710,676
EastGroup Properties, Inc. (REIT)	4,698	799,130
First Industrial Realty Trust, Inc. (REIT)	69,394	3,296,909
Rexford Industrial Realty, Inc. (REIT)	21,035	937,950
STAG Industrial, Inc. (REIT)	17,762	640,498

		6,385,163

Office REITs (0.4%)
Boston Properties, Inc. (REIT)	15,511	954,857
Cousins Properties, Inc. (REIT)	14,818	343,037
Douglas Emmett, Inc. (REIT)	308,680	4,108,531
Highwoods Properties, Inc. (REIT)	10,761	282,691
Kilroy Realty Corp. (REIT)	11,863	369,770
Vornado Realty Trust (REIT)	17,201	452,214

		6,511,100

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	30,079	2,680,340
CoStar Group, Inc.*	39,952	2,962,041
Howard Hughes Holdings, Inc.*	2,848	184,608
Jones Lang LaSalle, Inc.*	13,450	2,761,016
Zillow Group, Inc., Class A*	5,383	242,450
Zillow Group, Inc., Class C*	14,853	689,031

		9,519,486

Residential REITs (1.7%)
American Homes 4 Rent (REIT), Class A	33,087	1,229,513
AvalonBay Communities, Inc. (REIT)	13,947	2,885,495
Camden Property Trust (REIT)	10,153	1,107,794
Equity LifeStyle Properties, Inc. (REIT)	17,982	1,171,168
Equity Residential (REIT)	37,136	2,575,010
Essex Property Trust, Inc. (REIT)	6,278	1,708,872
Invitation Homes, Inc. (REIT)	60,107	2,157,240
Mid-America Apartment Communities, Inc. (REIT)	49,669	7,083,296
Sun Communities, Inc. (REIT)	12,069	1,452,383
UDR, Inc. (REIT)	134,683	5,542,205

		26,912,976

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	156,284	2,800,609
Agree Realty Corp. (REIT)	9,578	593,261
Brixmor Property Group, Inc. (REIT)	199,184	4,599,159

See Notes to Financial Statements.

1097

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Realty Investment Trust (REIT)	8,119	$819,775
Kimco Realty Corp. (REIT)	64,958	1,264,083
NNN REIT, Inc. (REIT)	17,944	764,414
Realty Income Corp. (REIT)	84,734	4,475,650
Regency Centers Corp. (REIT)	17,989	1,118,916
Simon Property Group, Inc. (REIT)	23,786	3,610,715

		20,046,582

Specialized REITs (2.5%)
Crown Castle, Inc. (REIT)	42,747	4,176,382
CubeSmart (REIT)	195,372	8,824,953
Digital Realty Trust, Inc. (REIT)	31,790	4,833,669
EPR Properties (REIT)	7,317	307,168
Extra Space Storage, Inc. (REIT)	20,575	3,197,561
Gaming and Leisure Properties, Inc. (REIT)	107,114	4,842,624
Iron Mountain, Inc. (REIT)	12,398	1,111,109
Lamar Advertising Co. (REIT), Class A	6,422	767,622
National Storage Affiliates Trust (REIT)	7,033	289,900
Rayonier, Inc. (REIT)	154,106	4,482,944
SBA Communications Corp. (REIT)	10,538	2,068,609
VICI Properties, Inc. (REIT), Class A	102,975	2,949,204
Weyerhaeuser Co. (REIT)	71,859	2,040,077

		39,891,822

Total Real Estate		129,057,852

Utilities (4.1%)
Electric Utilities (1.7%)
Alliant Energy Corp.	25,120	1,278,608
Avangrid, Inc.	6,584	233,929
Edison International	37,549	2,696,394
Entergy Corp.	21,122	2,260,054
Evergy, Inc.	21,903	1,160,202
Eversource Energy	34,490	1,955,928
Exelon Corp.	98,317	3,402,751
FirstEnergy Corp.	56,781	2,173,009
IDACORP, Inc.	16,334	1,521,512
NRG Energy, Inc.	12,533	975,819
OGE Energy Corp.	19,824	707,717
PG&E Corp.	211,049	3,684,916
Pinnacle West Capital Corp.	11,154	851,942
PPL Corp.	72,764	2,011,925
Xcel Energy, Inc.	54,722	2,922,702

		27,837,408

Gas Utilities (0.7%)
Atmos Energy Corp.	14,725	1,717,671
National Fuel Gas Co.	8,942	484,567
ONE Gas, Inc.	46,702	2,981,923
Spire, Inc.	50,407	3,061,217
UGI Corp.	119,046	2,726,153

		10,971,531

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	69,732	1,225,191
Brookfield Renewable Corp., Class A	13,670	387,955
Clearway Energy, Inc., Class A	3,928	89,008
Clearway Energy, Inc., Class C	8,155	201,347

		1,903,501

Multi-Utilities (1.4%)
Ameren Corp.	26,105	1,856,327
CenterPoint Energy, Inc.	62,274	1,929,249
CMS Energy Corp.	29,314	1,745,062
Consolidated Edison, Inc.	34,164	3,054,945
DTE Energy Co.	20,372	2,261,496
NiSource, Inc.	163,927	4,722,737
Public Service Enterprise Group, Inc.	49,125	3,620,512
WEC Energy Group, Inc.	31,094	2,439,635

		21,629,963

Water Utilities (0.2%)
American Water Works Co., Inc.	19,138	2,471,864
Essential Utilities, Inc.	24,662	920,633

		3,392,497

Total Utilities		65,734,900

Total Common Stocks (78.7%) (Cost $998,647,815)		1,261,320,641

EXCHANGE TRADED FUNDS (ETF):
Equity (10.4%)
iShares Core S&P Mid-Cap ETF	11,775	689,073
iShares Morningstar Mid-Cap ETF (x)	7,464	523,183
iShares Morningstar Mid-Cap Growth ETF (x)	129,180	8,751,945
iShares Morningstar Mid-Cap Value ETF (x)‡	357,711	25,125,621
iShares Russell Mid-Cap ETF(x)	6,120	496,210
iShares Russell Mid-Cap Growth ETF	84,508	9,325,458
iShares Russell Mid-Cap Value ETF (x)	462,075	55,790,935
iShares S&P Mid-Cap 400 Growth ETF (x)	56,740	4,999,361
iShares S&P Mid-Cap 400 Value ETF	134,242	15,231,097
SPDR S&P 400 Mid Cap Value ETF (x)	157,688	11,501,763
Vanguard Mid-Cap Growth ETF (x)	38,600	8,861,016
Vanguard Mid-Cap Value ETF	169,900	25,558,057

Total Exchange Traded Funds (10.4%) (Cost $72,899,596)		166,853,719

SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	2,000,000	2,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	12,000,000	12,000,000

See Notes to Financial Statements.

1098

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	13,003,527	$13,003,527
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	60,981,768	60,993,965
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		97,997,492

Total Short-Term Investments (6.1%) (Cost $97,991,764)		97,997,492

Total Investments in Securities (95.2%) (Cost $1,169,539,175)		1,526,171,852
Other Assets Less Liabilities (4.8%)		76,133,293

Net Assets (100%)		$1,602,305,145

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $58,912,036. This was collateralized by $23,311,450 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $37,003,527 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	357,711	38,066,157	—	(14,398,399)	2,577,075	(1,119,212)	25,125,621	293,265	—

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	103	9/2024	USD	28,435,725	89,386
S&P Midcap 400 E-Mini Index	442	9/2024	USD	130,748,020	394,110

					483,496

See Notes to Financial Statements.

1099

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,480,946	$—	$—	$32,480,946
Consumer Discretionary	127,502,979	—	—	127,502,979
Consumer Staples	72,270,708	—	—	72,270,708
Energy	76,095,373	—	—	76,095,373
Financials	228,414,927	—	—	228,414,927
Health Care	105,418,578	—	—	105,418,578
Industrials	230,088,994	—	—	230,088,994
Information Technology	111,750,937	—	—	111,750,937
Materials	82,484,206	—	20,241	82,504,447
Real Estate	129,057,852	—	—	129,057,852
Utilities	65,734,900	—	—	65,734,900
Exchange Traded Funds	166,853,719	—	—	166,853,719
Futures	483,496	—	—	483,496
Short-Term Investments
Investment Companies	97,997,492	—	—	97,997,492

Total Assets	$1,526,635,107	$—	$20,241	$1,526,655,348

Total Liabilities	$—	$—	$—	$—

Total	$1,526,635,107	$—	$20,241	$1,526,655,348

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$483,496	*

Total		$483,496

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$12,616,192	$12,616,192

Total	$12,616,192	$12,616,192

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(8,185,791)	$(8,185,791)

Total	$(8,185,791)	$(8,185,791)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$156,065,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$340,271,477
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$423,407,300

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 29%)*	Net Proceeds of Sales and Redemptions (affiliated 19%)*	Net Realized Gain (Loss)
$ 99,134,318	$81,488,164	$25,568,374

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$429,417,148
Aggregate gross unrealized depreciation	(92,702,726)

Net unrealized appreciation	$336,714,422

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,189,940,926

For the six months ended June 30, 2024, the Portfolio incurred approximately $530 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $10,175,771)	$25,125,621
Unaffiliated Issuers (Cost $1,159,363,404)	1,501,046,231
Cash	99,479,300
Cash held as collateral at broker for futures	7,677,400
Receivable for securities sold	147,188,810
Dividends, interest and other receivables	1,964,517
Receivable for Portfolio shares sold	96,039
Due from broker for futures variation margin	24,271
Securities lending income receivable	22,185
Other assets	18,757

Total assets	1,782,643,131

LIABILITIES
Payable for securities purchased	141,146,008
Payable for return of collateral on securities loaned	37,003,527
Payable for Portfolio shares repurchased	820,111
Investment management fees payable	707,006
Distribution fees payable – Class IB	328,308
Administrative fees payable	166,957
Trustees’ fees payable	1,975
Accrued expenses	164,094

Total liabilities	180,337,986

Commitments and contingent liabilities^

NET ASSETS	$1,602,305,145

Net assets were comprised of:
Paid in capital	$1,120,149,467
Total distributable earnings (loss)	482,155,678

Net assets	$1,602,305,145

Class IB
Net asset value, offering and redemption price per share, $1,592,051,218 / 96,261,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.54

Class K
Net asset value, offering and redemption price per share, $10,253,927 / 609,640 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.82

(x)	Includes value of securities on loan of $58,912,036.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($293,265 of dividend income received from affiliates) (net of $12,521 foreign withholding tax)	$15,528,912
Interest	2,829,448
Securities lending (net)	167,945

Total income	18,526,305

EXPENSES
Investment management fees	4,350,729
Distribution fees – Class IB (a)	1,776,460
Administrative fees	1,030,955
Distribution fees – Class IA (a)	245,505
Custodian fees	92,653
Printing and mailing expenses	84,966
Professional fees	56,109
Trustees’ fees	27,083
Miscellaneous	21,206

Total expenses	7,685,666

NET INVESTMENT INCOME (LOSS)	10,840,639

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,577,075 realized gain (loss) from affiliates)	107,839,043
Futures contracts	12,616,192

Net realized gain (loss)	120,455,235

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,119,212) of change in unrealized appreciation (depreciation) from affiliates)	(69,913,102)
Futures contracts	(8,185,791)

Net change in unrealized appreciation (depreciation)	(78,098,893)

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,356,342

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,196,981

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,840,639	$19,433,999
Net realized gain (loss)	120,455,235	78,811,358
Net change in unrealized appreciation (depreciation)	(78,098,893)	99,948,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,196,981	198,193,773

Distributions to shareholders:
Class IA	—	(12,353,304)
Class IB	—	(86,790,116)
Class K	—	(687,305)

Total distributions to shareholders	—	(99,830,725)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 78,755 and 234,901 shares, respectively]	1,302,838	3,682,089
Capital shares issued in reinvestment of dividends and distributions [ 0 and 777,249 shares, respectively]	—	12,353,304
Capital shares repurchased in connection with share class combination (Note 1) [ (12,226,944) and 0 shares, respectively]	(205,100,103)	—
Capital shares repurchased [ (579,462) and (1,149,529) shares, respectively]	(9,636,752)	(18,146,797)

Total Class IA transactions	(213,434,017)	(2,111,404)

Class IB
Capital shares sold [ 445,659 and 1,212,657 shares, respectively]	7,332,746	18,873,520
Capital shares issued in connection with share class combination (Note 1) [ 12,404,176 and 0 shares, respectively]	205,100,103	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,539,492 shares, respectively]	—	86,790,116
Capital shares repurchased [ (5,844,183) and (10,206,679) shares, respectively]	(95,748,971)	(159,150,473)

Total Class IB transactions	116,683,878	(53,486,837)

Class K
Capital shares sold [ 14,985 and 29,785 shares, respectively]	249,554	468,003
Capital shares issued in reinvestment of dividends and distributions [ 0 and 43,160 shares, respectively]	—	687,305
Capital shares repurchased [ (83,167) and (206,227) shares, respectively]	(1,388,802)	(3,239,508)

Total Class K transactions	(1,139,248)	(2,084,200)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(97,889,387)	(57,682,441)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,692,406)	40,680,607
NET ASSETS:
Beginning of period	1,646,997,551	1,606,316,944

End of period	$1,602,305,145	$1,646,997,551

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.01		$15.07	$18.30	$16.37	$16.30	$13.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.19	0.14	0.10	0.14	0.17
Net realized and unrealized gain (loss)	0.42		1.76	(2.81)	4.30	0.62	3.48

Total from investment operations	0.53		1.95	(2.67)	4.40	0.76	3.65

Less distributions:
Dividends from net investment income	—		(0.23)	(0.15)	(0.11)	(0.17)	(0.22)
Distributions from net realized gains	—		(0.78)	(0.41)	(2.36)	(0.52)	(0.95)

Total dividends and distributions	—		(1.01)	(0.56)	(2.47)	(0.69)	(1.17)

Net asset value, end of period	$16.54		$16.01	$15.07	$18.30	$16.37	$16.30

Total return (b)	3.31%		13.19%	(14.58)%	27.38%	4.99%	26.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,592,051		$1,429,217	$1,397,370	$1,818,559	$1,612,699	$1,673,340
Ratio of expenses to average net assets (a)(f)	0.95%		0.95%	0.93%	0.92%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	1.33%		1.22%	0.84%	0.51%	1.00%	1.05%
Portfolio turnover rate^	23	%(z)	28%	28%	23%	29%	19%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.26		$15.29	$18.56	$16.56	$16.48	$13.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.23	0.18	0.15	0.18	0.21
Net realized and unrealized gain (loss)	0.43		1.79	(2.84)	4.36	0.63	3.52

Total from investment operations	0.56		2.02	(2.66)	4.51	0.81	3.73

Less distributions:
Dividends from net investment income	–		(0.27)	(0.20)	(0.15)	(0.21)	(0.26)
Distributions from net realized gains	–		(0.78)	(0.41)	(2.36)	(0.52)	(0.95)

Total dividends and distributions	–		(1.05)	(0.61)	(2.51)	(0.73)	(1.21)

Net asset value, end of period	$16.82		$16.26	$15.29	$18.56	$16.56	$16.48

Total return (b)	3.44%		13.45%	(14.38)%	27.76%	5.22%	26.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,254		$11,024	$12,403	$15,848	$12,760	$15,922
Ratio of expenses to average net assets (a)(f)	0.70%		0.70%	0.68%	0.67%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets (a)(f)	1.57%		1.46%	1.10%	0.77%	1.25%	1.30%
Portfolio turnover rate^	23	%(z)	28%	28%	23%	29%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (45.1%)
Banco Santander SA, 5.30%, dated 6/28/24, due 7/1/24, repurchase price $335,000,022, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-7.500%, maturing 12/1/25-1/1/59; total market value $341,700,022.	$335,000,000	$335,000,000
Bank of Nova Scotia (The), 5.33%, dated 6/28/24, due 7/1/24, repurchase price $250,111,061, collateralized by various U.S. Government Agency Securities, ranging from 1.940%-4.625%, maturing 12/31/27-8/15/33; total market value $255,113,282.	250,000,000	250,000,000
BofA Securities Inc., 5.33%, dated 6/28/24, due 7/1/24, repurchase price $120,000,005, collateralized by various U.S. Government Agency Securities, ranging from 4.875%, maturing 10/31/28; total market value $122,400,005.	120,000,000	120,000,000
BofA Securities Inc., 5.33%, dated 6/28/24, due 7/1/24, repurchase price $100,000,001, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.500%, maturing 4/1/32-1/20/69; total market value $104,101,404.	100,000,000	100,000,000
Credit Agricole Corporate and Investment Bank, 5.32%, dated 6/28/24, due 7/1/24, repurchase price $200,000,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-4.875%, maturing 9/30/25-5/15/32; total market value $204,000,064.	200,000,000	200,000,000

Total Repurchase Agreements		1,005,000,000

U.S. Government Agency Securities (19.4%)
FFCB 5.27%, 9/20/24 (o)(p)	12,000,000	11,859,330
FHLB
(SOFR + 0.00%), 5.34%, 7/2/24 (k)	15,000,000	15,000,000
(SOFR + 0.07%), 5.41%, 7/5/24 (k)	14,000,000	14,000,000

(SOFR + 0.00%), 5.34%, 7/8/24 (k)	24,000,000	24,000,000
(SOFR + 0.07%), 5.41%, 7/18/24 (k)	16,000,000	16,000,000
(SOFR + 0.07%), 5.41%, 7/19/24 (k)	22,000,000	22,000,000
(SOFR + 0.00%), 5.34%, 7/22/24 (k)	24,000,000	24,000,000
5.28%, 7/24/24 (o)(p)	10,000,000	9,966,414
(SOFR + 0.00%), 5.34%, 8/23/24 (k)	34,000,000	34,000,000
5.32%, 9/27/24 (o)(p)	50,000,000	49,358,333
(SOFR + 0.01%), 5.34%, 10/8/24 (k)	34,000,000	34,000,000
(SOFR + 0.02%), 5.36%, 11/12/24 (k)	7,000,000	7,000,000
(SOFR + 0.02%), 5.36%, 12/3/24 (k)	33,000,000	33,000,000
4.86%, 1/23/25 (o)(p)	22,000,000	21,405,690
4.82%, 2/4/25 (o)(p)	7,300,000	7,093,560
4.95%, 2/7/25 (o)(p)	33,000,000	32,027,600
4.91%, 2/10/25 (o)(p)	14,000,000	13,585,351
4.92%, 2/11/25 (o)(p)	14,500,000	14,068,625
5.18%, 4/7/25	7,000,000	7,000,000
5.23%, 4/14/25	14,100,000	14,100,000
5.20%, 5/5/25	14,000,000	14,000,000
5.32%, 5/12/25	14,300,000	14,300,000

Total U.S. Government Agency Securities		431,764,903

U.S. Treasury Obligations (36.5%)
U.S. Treasury Bills 5.25%, 7/2/24 (p)	48,000,000	47,993,002
5.05%, 7/5/24 (p)	65,000,000	64,963,564
5.04%, 7/11/24 (p)	22,000,000	21,969,261
5.27%, 7/25/24 (p)	12,000,000	11,957,960
5.19%, 8/1/24 (p)	33,000,000	32,853,323
5.29%, 8/6/24 (p)	24,000,000	23,873,640
5.07%, 8/8/24 (p)	12,000,000	11,936,097
5.26%, 8/13/24 (p)	23,000,000	22,856,320
5.16%, 8/15/24 (p)	34,000,000	33,781,963
0.00%, 8/27/24 (p)	25,000,000	24,795,444
5.26%, 8/29/24 (p)	31,000,000	30,735,270
5.30%, 9/5/24 (p)	35,000,000	34,663,125
5.16%, 9/12/24 (p)	4,000,000	3,958,633
5.30%, 9/24/24 (p)	23,000,000	22,715,710
5.30%, 9/26/24 (p)	22,000,000	21,721,672
5.26%, 10/3/24 (p)	22,000,000	21,702,151
5.30%, 10/8/24 (p)	20,000,000	19,712,625
5.20%, 10/10/24 (p)	16,000,000	15,770,169
5.30%, 10/15/24 (p)	12,000,000	11,815,560
5.31%, 10/22/24 (p)	24,000,000	23,606,760
5.25%, 10/24/24 (p)	12,000,000	11,802,200
5.25%, 11/7/24 (p)	22,000,000	21,593,614
5.27%, 11/14/24 (p)	22,000,000	21,570,731
5.27%, 11/21/24 (p)	22,000,000	21,549,073
5.28%, 11/29/24 (p)	23,000,000	22,501,239
5.27%, 12/5/24 (p)	17,000,000	16,617,814
5.29%, 12/12/24 (p)	18,000,000	17,576,470
5.28%, 12/19/24 (p)	24,000,000	23,412,900
5.27%, 12/26/24 (p)	23,000,000	22,415,468
4.99%, 3/20/25 (p)	22,500,000	21,712,363

See Notes to Financial Statements.

1105

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.34%, 7/31/24 (k)	$30,000,000	$30,000,568
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.45%, 10/31/24 (k)	70,000,000	70,005,077
0.50%, 3/31/25	8,000,000	7,738,527

Total U.S. Treasury Obligations		811,878,293

Total Investments in Securities (101.0%) (Amortized Cost $2,248,643,196)		2,248,643,196
Other Assets Less Liabilities (-1.0%)		(21,769,095)

Net Assets (100%)		$2,226,874,101

Federal Income Tax Cost of Investments		$2,248,643,196

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2024.
(p)	Yield to maturity.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
SOFR	— Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreements	$—	$1,005,000,000	$—	$1,005,000,000
U.S. Government Agency Securities	—	431,764,903	—	431,764,903
U.S. Treasury Obligations	—	811,878,293	—	811,878,293

Total Assets	$—	$2,248,643,196	$—	$2,248,643,196

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,248,643,196	$—	$2,248,643,196

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

See Notes to Financial Statements.

1106

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value:
Unaffiliated Issuers (Cost $1,243,643,196)	$1,243,643,196
Repurchase Agreements (Cost $1,005,000,000)	1,005,000,000
Cash	374,938
Dividends, interest and other receivables	4,206,596
Other assets	27,654

Total assets	2,253,252,384

LIABILITIES
Payable for securities purchased	24,795,445
Investment management fees payable	609,142
Distribution fees payable – Class IB	354,305
Administrative fees payable	176,614
Distribution fees payable – Class IA	126,488
Trustees’ fees payable	398
Accrued expenses	315,891

Total liabilities	26,378,283

Commitments and contingent liabilities^
NET ASSETS	$2,226,874,101

Net assets were comprised of:
Paid in capital	$2,226,437,735
Total distributable earnings (loss)	436,366

Net assets	$2,226,874,101

Class IA
Net asset value, offering and redemption price per share, $601,035,054 / 600,475,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,625,839,047 / 1,625,163,489 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$62,073,575

Total income	62,073,575

EXPENSES
Investment management fees	3,661,832
Distribution fees – Class IB	2,101,787
Administrative fees	1,066,198
Distribution fees – Class IA	785,447
Printing and mailing expenses	111,767
Professional fees	65,693
Trustees’ fees	40,003
Custodian fees	38,761
Miscellaneous	21,379

Total expenses	7,892,867

NET INVESTMENT INCOME (LOSS)	54,180,708

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	436,366

NET REALIZED AND UNREALIZED GAIN (LOSS)	436,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,617,074

See Notes to Financial Statements.

1107

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EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,180,708	$88,923,225
Net realized gain (loss)	436,366	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,617,074	88,923,225

Distributions to shareholders:
Class IA	(14,739,105)	(24,014,654)
Class IB	(39,441,603)	(64,908,571)

Total distributions to shareholders	(54,180,708)	(88,923,225)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 207,899,224 and 495,133,972 shares, respectively ]	208,084,270	495,498,717
Capital shares issued in reinvestment of dividends [ 14,725,887 and 23,996,969 shares, respectively ]	14,739,105	24,014,654
Capital shares repurchased [ (237,573,101) and (339,142,664) shares, respectively ]	(237,788,003)	(339,392,496)

Total Class IA transactions	(14,964,628)	180,120,875

Class IB
Capital shares sold [ 11,065,598,097 and 18,001,986,933 shares, respectively ]	11,069,717,470	18,005,959,347
Capital shares issued in reinvestment of dividends [ 39,426,511 and 64,894,229 shares, respectively ]	39,441,603	64,908,571
Capital shares repurchased [ (11,017,591,618) and (17,811,983,976) shares, respectively ]	(11,021,703,786)	(17,815,914,464)

Total Class IB transactions	87,455,287	254,953,454

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	72,490,659	435,074,329

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,927,025	435,074,329
NET ASSETS:
Beginning of period	2,153,947,076	1,718,872,747

End of period	$2,226,874,101	$2,153,947,076

See Notes to Financial Statements.

1108

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EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020		2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.04	0.01	—	—	#	0.02
Net realized and unrealized gain (loss)	—	—	— #	— #	—	#	— #

Total from investment operations	0.02	0.04	0.01	— #	—	#	0.02

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.01)	—	—	#	(0.02)
Distributions from net realized gains	—	—	— #	— #	—	#	— #

Total dividends and distributions	(0.02)	(0.04)	(0.01)	— #	—	#	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total return (b)	2.33%	4.47%	1.11%	0.16%	0.20%		1.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$601,035	$615,877	$435,756	$330,232	$364,115		$304,525
Ratio of expenses to average net assets:
After waivers (a)	0.68%	0.69%	0.52%	0.04%	0.32%		0.71%
Before waivers (a)	0.68%	0.69%	0.69%	0.70%	0.71%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	4.69%	4.42%	1.17%	—%	0.18%		1.50%
Before waivers (a)	4.69%	4.42%	0.99%	(0.65)%	(0.22)%		1.50%

Class IB	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020		2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.04	0.01	—	—	#	0.02
Net realized and unrealized gain (loss)	—	—	— #	— #	—	#	— #

Total from investment operations	0.02	0.04	0.01	— #	—	#	0.02

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.01)	—	—	#	(0.02)
Distributions from net realized gains	—	—	— #	— #	—	#	— #

Total dividends and distributions	(0.02)	(0.04)	(0.01)	— #	—	#	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total return (b)	2.33%	4.47%	1.11%	0.16%	0.20%		1.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,625,839	$1,538,070	$1,283,116	$1,183,684	$1,268,907		$968,182
Ratio of expenses to average net assets:
After waivers (a)	0.68%	0.69%	0.52%	0.04%	0.31%		0.71%
Before waivers (a)	0.68%	0.69%	0.69%	0.70%	0.71%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	4.69%	4.40%	1.14%	—%	0.18%		1.50%
Before waivers (a)	4.69%	4.40%	0.97%	(0.65)%	(0.21)%		1.50%
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1109

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,755	$69,481
Bandwidth, Inc., Class A*	3,352	56,582
Cogent Communications Holdings, Inc.	6,698	378,035
Globalstar, Inc.*	91,817	102,835
IDT Corp., Class B	1,670	59,986

		666,919

Entertainment (0.2%)
Atlanta Braves Holdings, Inc., Class A*	1,546	63,896
Atlanta Braves Holdings, Inc., Class C*	7,663	302,229
Cinemark Holdings, Inc.*	13,284	287,200
Eventbrite, Inc., Class A*	11,504	55,679
Golden Matrix Group, Inc.*	2,920	7,213
IMAX Corp.*	6,616	110,950
LiveOne, Inc.*	8,867	13,921
Madison Square Garden Entertainment Corp., Class A*	573	19,614
Vivid Seats, Inc., Class A*	11,716	67,367

		928,069

Interactive Media & Services (2.6%)
Bumble, Inc., Class A*	1,281	13,463
Cargurus, Inc., Class A*	13,433	351,944
EverQuote, Inc., Class A*	3,836	80,019
fuboTV, Inc.*	4,925	6,107
Getty Images Holdings, Inc.*	15,050	49,063
Grindr, Inc.*	3,753	45,937
MediaAlpha, Inc., Class A*	3,782	49,809
QuinStreet, Inc.*	8,081	134,064
Shutterstock, Inc.	3,001	116,139
System1, Inc.*	4,010	6,095
Yelp, Inc., Class A*	9,927	366,803
ZipRecruiter, Inc., Class A*	10,766	97,863
ZoomInfo Technologies, Inc., Class A*	649,006	8,287,806

		9,605,112

Media (0.9%)
Boston Omaha Corp., Class A*	265	3,567
Cardlytics, Inc. (x)*	158,813	1,303,855
Clear Channel Outdoor Holdings, Inc.*	6,308	8,894
Entravision Communications Corp., Class A	1,743	3,538
Gambling.com Group Ltd.*	2,401	19,736
Ibotta, Inc., Class A*	13,623	1,023,905
Innovid Corp.*	3,102	5,739
Integral Ad Science Holding Corp.*	1,310	12,733
John Wiley & Sons, Inc., Class A	2,886	117,460
Magnite, Inc.*	17,016	226,143
PubMatic, Inc., Class A*	6,370	129,375
Sinclair, Inc. (x)	4,927	65,677
Stagwell, Inc., Class A*	2,251	15,352
TechTarget, Inc.*	3,924	122,311
Thryv Holdings, Inc.*	4,759	84,805
Townsquare Media, Inc., Class A	1,749	19,169

		3,162,259

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	4,060	39,057

Total Communication Services		14,401,416

Consumer Discretionary (16.9%)
Automobile Components (0.8%)
Dorman Products, Inc.*	3,979	363,999
Gentherm, Inc.*	4,840	238,709
Holley, Inc.*	3,027	10,837
LCI Industries	3,784	391,190
Luminar Technologies, Inc., Class A (x)*	45,218	67,375
Modine Manufacturing Co.*	7,859	787,393
Patrick Industries, Inc.	3,268	354,741
Visteon Corp.*	4,128	440,458
XPEL, Inc. (m)*	3,826	136,052

		2,790,754

Automobiles (0.0%)†
Livewire Group, Inc.*	2,951	22,605

Broadline Retail (3.6%)
1stdibs.com, Inc.*	1,270	5,702
Global-e Online Ltd.*	362,374	13,143,305
Groupon, Inc.*	1,720	26,316
Savers Value Village, Inc.*	3,532	43,232

		13,218,555

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	3,556	108,174

Diversified Consumer Services (0.6%)
Adtalem Global Education, Inc.*	1,091	74,417
American Public Education, Inc.*	359	6,311
Carriage Services, Inc., Class A	1,566	42,032
Coursera, Inc.*	20,914	149,744
European Wax Center, Inc., Class A (x)*	4,653	46,204
Frontdoor, Inc.*	11,922	402,844
Laureate Education, Inc.	16,726	249,886
Mister Car Wash, Inc.*	12,242	87,163
Nerdy, Inc. (x)*	9,648	16,112
OneSpaWorld Holdings Ltd.*	15,248	234,362
Stride, Inc.*	6,473	456,347
Udemy, Inc.*	14,532	125,411
Universal Technical Institute, Inc.*	5,972	93,940

		1,984,773

Hotels, Restaurants & Leisure (1.4%)
Accel Entertainment, Inc., Class A*	7,652	78,510
BJ’s Restaurants, Inc.*	1,579	54,791
Bloomin’ Brands, Inc.	6,422	123,495
Brinker International, Inc.*	6,042	437,380
Century Casinos, Inc.*	265	734
Cheesecake Factory, Inc. (The)	7,350	288,782
Cracker Barrel Old Country Store, Inc. (x)	788	33,222
Dave & Buster’s Entertainment, Inc.*	5,034	200,404
Denny’s Corp.*	5,209	36,984
Despegar.com Corp.*	1,241	16,418
Dine Brands Global, Inc.	350	12,670
Empire Resorts, Inc.(r)*	242	—
Everi Holdings, Inc.*	6,333	53,197

See Notes to Financial Statements.

1110

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
First Watch Restaurant Group, Inc. (x)*	4,583	$80,477
Global Business Travel Group I(x)*	16,098	106,247
Hilton Grand Vacations, Inc.*	11,196	452,654
Inspired Entertainment, Inc.*	3,392	31,037
International Game Technology plc	2,395	49,002
Jack in the Box, Inc.	2,995	152,565
Krispy Kreme, Inc.	12,985	139,719
Kura Sushi USA, Inc., Class A*	937	59,115
Lindblad Expeditions Holdings, Inc.*	3,674	35,454
Monarch Casino & Resort, Inc.	2,025	137,963
Mondee Holdings, Inc., Class A (x)*	6,005	14,412
Nathan’s Famous, Inc.	377	25,553
ONE Group Hospitality, Inc. (The)*	3,021	12,839
Papa John’s International, Inc.	3,666	172,229
PlayAGS, Inc.*	5,700	65,550
Portillo’s, Inc., Class A*	6,504	63,219
Potbelly Corp.*	4,164	33,437
RCI Hospitality Holdings, Inc.	690	30,056
Red Rock Resorts, Inc., Class A	3,445	189,234
Rush Street Interactive, Inc.*	11,571	110,966
Sabre Corp.*	11,862	31,672
Shake Shack, Inc., Class A*	5,791	521,190
Six Flags Entertainment Corp.*	8,246	273,272
Super Group SGHC Ltd.*	22,617	73,053
Sweetgreen, Inc., Class A*	15,030	453,004
Target Hospitality Corp. (x)*	4,825	42,026
United Parks & Resorts, Inc.*	5,097	276,818
Xponential Fitness, Inc., Class A*	3,605	56,238

		5,025,588

Household Durables (1.6%)
Cavco Industries, Inc.*	1,267	438,597
Century Communities, Inc.	522	42,627
Cricut, Inc., Class A (x)*	175,124	1,048,993
Dream Finders Homes, Inc., Class A*	4,215	108,831
Green Brick Partners, Inc.*	1,244	71,207
Hovnanian Enterprises, Inc., Class A*	45	6,386
Installed Building Products, Inc.	3,647	750,115
KB Home	1,457	102,252
Landsea Homes Corp.*	607	5,578
LGI Homes, Inc.*	225	20,135
Lovesac Co. (The)*	1,125	25,403
Skyline Champion Corp.*	3,866	261,922
Sonos, Inc.*	16,871	249,016
Tri Pointe Homes, Inc.*	4,134	153,991
United Homes Group, Inc.*	981	5,582
Victoria plc (x)*	1,015,235	2,302,345
Vizio Holding Corp., Class A*	13,485	145,638
Worthington Enterprises, Inc.	4,273	202,241

		5,940,859

Leisure Products (2.2%)
Acushnet Holdings Corp. (x)	4,464	283,375
Marine Products Corp.	682	6,888
Peloton Interactive, Inc., Class A (x)*	2,217,445	7,494,964
Smith & Wesson Brands, Inc.	585	8,389
Sturm Ruger & Co., Inc.	727	30,279

		7,823,895

Specialty Retail (6.0%)
1-800-Flowers.com, Inc., Class A*	834	7,940
Abercrombie & Fitch Co., Class A*	7,647	1,359,943
Academy Sports & Outdoors, Inc.	2,880	153,360
American Eagle Outfitters, Inc.	22,037	439,859
Arhaus, Inc., Class A	6,640	112,482
Arko Corp.	1,171	7,342
Beyond, Inc.*	18,391	240,554
Boot Barn Holdings, Inc.*	4,500	580,185
Buckle, Inc. (The)	4,688	173,175
Build-A-Bear Workshop, Inc.	1,929	48,746
Caleres, Inc.	1,558	52,349
Camping World Holdings, Inc., Class A (x)	6,470	115,554
CarParts.com, Inc.*	697	697
Chewy, Inc., Class A (x)*	344,342	9,379,876
EVgo, Inc., Class A (x)*	1,163	2,849
Genesco, Inc.*	433	11,197
Hibbett, Inc.	1,411	123,053
J Jill, Inc.	618	21,612
Leslie’s, Inc.*	16,504	69,152
National Vision Holdings, Inc.*	703	9,202
RealReal, Inc. (The)*	10,376	33,099
Revolve Group, Inc., Class A (x)*	5,723	91,053
RH*	3,678	899,050
Sonic Automotive, Inc., Class A	620	33,771
ThredUp, Inc., Class A*	2,206	3,750
Tile Shop Holdings, Inc.*	1,290	8,940
Torrid Holdings, Inc. (x)*	1,998	14,965
Upbound Group, Inc.	8,128	249,530
Urban Outfitters, Inc.*	2,747	112,764
Victoria’s Secret & Co.*	2,782	49,158
Warby Parker, Inc., Class A*	13,276	213,213
Wayfair, Inc., Class A (x)*	138,432	7,299,519

		21,917,939

Textiles, Apparel & Luxury Goods (0.7%)
Figs, Inc., Class A*	187,909	1,001,555
Hanesbrands, Inc.*	53,495	263,730
Kontoor Brands, Inc.	8,475	560,621
Oxford Industries, Inc.	1,581	158,337
Rocky Brands, Inc.	389	14,378
Steven Madden Ltd.	11,031	466,611
Superior Group of Cos., Inc.	303	5,730
Wolverine World Wide, Inc.	12,092	163,484

		2,634,446

Total Consumer Discretionary		61,467,588

Consumer Staples (3.6%)
Beverages (0.1%)
MGP Ingredients, Inc.	2,147	159,737
National Beverage Corp.	3,564	182,619
Primo Water Corp.	2,945	64,378
Vita Coco Co., Inc. (The)*	5,940	165,429

		572,163

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	597	29,611
Chefs’ Warehouse, Inc. (The)*	5,315	207,870
Natural Grocers by Vitamin Cottage, Inc.	360	7,632

See Notes to Financial Statements.

1111

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
PriceSmart, Inc.	2,409	$195,611
Sprouts Farmers Market, Inc.*	15,335	1,282,926

		1,723,650

Food Products (0.7%)
Beyond Meat, Inc. (x)*	9,450	63,409
BRC, Inc., Class A (x)*	7,155	43,860
Calavo Growers, Inc.	435	9,874
Cal-Maine Foods, Inc.	403	24,627
Forafric Global plc*	520	5,548
J & J Snack Foods Corp.	2,326	377,673
John B Sanfilippo & Son, Inc.	1,377	133,803
Lancaster Colony Corp.	2,985	564,075
Lifeway Foods, Inc.*	661	8,441
Mama’s Creations, Inc.*	4,907	33,073
Mission Produce, Inc.*	617	6,096
Simply Good Foods Co. (The)*	13,898	502,135
SunOpta, Inc.*	14,447	78,014
Utz Brands, Inc.	6,798	113,119
Vital Farms, Inc.*	4,953	231,652
Westrock Coffee Co. (x)*	5,016	51,314
WK Kellogg Co.	9,943	163,662

		2,410,375

Household Products (0.2%)
Central Garden & Pet Co.*	423	16,286
Central Garden & Pet Co., Class A*	1,137	37,555
Energizer Holdings, Inc.	10,937	323,079
Oil-Dri Corp. of America	194	12,433
WD-40 Co.	2,073	455,314

		844,667

Personal Care Products (2.1%)
Beauty Health Co. (The)*	11,390	21,869
Herbalife Ltd.*	10,188	105,853
Honest Co., Inc. (The)*	4,953	14,463
Inter Parfums, Inc.	2,781	322,680
Nature’s Sunshine Products, Inc.*	374	5,636
Oddity Tech Ltd., Class A (x)*	181,009	7,106,413
Veru, Inc.*	14,990	12,611

		7,589,525

Tobacco (0.0%)†
Ispire Technology, Inc.*	2,719	21,752
Turning Point Brands, Inc.	2,227	71,464
Vector Group Ltd.	3,485	36,837

		130,053

Total Consumer Staples		13,270,433

Energy (2.1%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	23,464	474,442
Atlas Energy Solutions, Inc.	10,313	205,538
Cactus, Inc., Class A	9,952	524,868
ChampionX Corp.	29,027	963,987
Core Laboratories, Inc. (x)	7,119	144,445
DMC Global, Inc. (x)*	597	8,609
Drilling Tools International Corp.*	1,059	5,952
Helix Energy Solutions Group, Inc.*	3,964	47,330
Kodiak Gas Services, Inc.	866	23,607
Liberty Energy, Inc., Class A	1,360	28,410
Nabors Industries Ltd.*	413	29,389
Natural Gas Services Group, Inc.*	305	6,137
Noble Corp. plc (x)	13,753	614,071
Oceaneering International, Inc.*	15,280	361,525
Seadrill Ltd.*	3,372	173,658
TETRA Technologies, Inc.*	19,321	66,851
Tidewater, Inc.*	7,417	706,173
Valaris Ltd.*	6,091	453,779

		4,838,771

Oil, Gas & Consumable Fuels (0.8%)
Berry Corp.	3,658	23,631
Centrus Energy Corp., Class A*	1,508	64,467
Crescent Energy Co., Class A (x)	4,712	55,837
CVR Energy, Inc.	4,725	126,488
Delek US Holdings, Inc.	2,653	65,688
Diversified Energy Co. plc	418	5,639
Dorian LPG Ltd.	2,619	109,893
Empire Petroleum Corp.*	1,808	9,329
Encore Energy Corp.*	19,778	77,925
Equitrans Midstream Corp.	16,094	208,900
Evolution Petroleum Corp.	1,541	8,121
FLEX LNG Ltd.(x)	2,707	73,197
Gulfport Energy Corp.*	1,005	151,755
Kinetik Holdings, Inc., Class A	615	25,486
Kosmos Energy Ltd.*	70,619	391,229
Magnolia Oil & Gas Corp., Class A	24,426	618,955
NextDecade Corp.*	17,503	138,974
Northern Oil & Gas, Inc.	941	34,977
REX American Resources Corp.*	448	20,424
Riley Exploration Permian, Inc.	253	7,162
Sable Offshore Corp.*	7,595	114,457
SFL Corp. Ltd.	3,468	48,136
SilverBow Resources, Inc.*	315	11,916
SM Energy Co.	2,968	128,307
Tellurian, Inc.*	544	377
Uranium Energy Corp.*	59,754	359,122
Ur-Energy, Inc.*	38,109	53,353
VAALCO Energy, Inc.	1,986	12,452
W&T Offshore, Inc. (x)	15,289	32,719
World Kinect Corp.	935	24,123

		3,003,039

Total Energy		7,841,810

Financials (6.9%)
Banks (0.5%)
Axos Financial, Inc.*	949	54,235
BancFirst Corp.	449	39,377
Bancorp, Inc. (The)*	7,214	272,401
Bank7 Corp.	12	376
Citizens Financial Services, Inc.	55	2,451
City Holding Co.	133	14,131
Coastal Financial Corp.*	1,658	76,500
Columbia Financial, Inc.*	331	4,955
Esquire Financial Holdings, Inc.	901	42,888
First Bancorp	1,605	29,355
First Business Financial Services, Inc.	149	5,512
First Financial Bankshares, Inc.	20,002	590,659
First Foundation, Inc.	2,241	14,679
First Internet Bancorp	480	12,970
First Western Financial, Inc.*	337	5,729
Greene County Bancorp, Inc. (x)	1,041	35,092

See Notes to Financial Statements.

1112

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.	202	$12,427
Live Oak Bancshares, Inc.	4,575	160,399
Metrocity Bankshares, Inc.	241	6,362
Nicolet Bankshares, Inc.	464	38,531
Pathward Financial, Inc.	1,091	61,718
Peoples Financial Services Corp.	307	13,981
ServisFirst Bancshares, Inc.	2,232	141,040
Shore Bancshares, Inc.	829	9,492
Triumph Financial, Inc.*	3,076	251,463
USCB Financial Holdings, Inc.	468	6,004

		1,902,727

Capital Markets (1.3%)
Artisan Partners Asset Management, Inc., Class A	9,579	395,325
AssetMark Financial Holdings, Inc.*	2,088	72,140
B Riley Financial, Inc. (x)	3,200	56,448
Brightsphere Investment Group, Inc.	4,411	97,792
Cohen & Steers, Inc.	4,394	318,829
Diamond Hill Investment Group, Inc.	509	71,642
Donnelley Financial Solutions, Inc.*	2,571	153,283
GCM Grosvenor, Inc., Class A	6,674	65,138
Hamilton Lane, Inc., Class A	5,922	731,841
Moelis & Co., Class A	5,796	329,561
Open Lending Corp.*	15,488	86,423
P10, Inc., Class A	5,865	49,735
Patria Investments Ltd., Class A	9,252	111,579
Perella Weinberg Partners, Class A	8,292	134,745
Piper Sandler Cos.	2,745	631,817
PJT Partners, Inc., Class A	3,706	399,914
StepStone Group, Inc., Class A	8,264	379,235
StoneX Group, Inc.*	482	36,299
Value Line, Inc.	129	5,556
Victory Capital Holdings, Inc., Class A	6,413	306,093
Virtus Investment Partners, Inc.	909	205,298
WisdomTree, Inc.	21,743	215,473

		4,854,166

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	117	3,297
FirstCash Holdings, Inc.	5,976	626,763
LendingTree, Inc.*	1,419	59,016
Moneylion, Inc.*	1,291	94,940
NerdWallet, Inc., Class A*	5,914	86,344
OppFi, Inc.	2,543	8,621
PROG Holdings, Inc.	1,043	36,171
Regional Management Corp.	280	8,047
Upstart Holdings, Inc. (x)*	11,733	276,782
World Acceptance Corp.*	505	62,408

		1,262,389

Financial Services (3.9%)
Affirm Holdings, Inc., Class A*	201,791	6,096,106
AvidXchange Holdings, Inc.*	26,476	319,301
Burford Capital Ltd.	324,114	4,229,688
Cantaloupe, Inc.*	8,329	54,971
Cass Information Systems, Inc.	1,746	69,962
Evertec, Inc.	9,754	324,321
Federal Agricultural Mortgage Corp., Class C	1,244	224,940
Flywire Corp.*	18,377	301,199
I3 Verticals, Inc., Class A*	189	4,173
International Money Express, Inc.*	4,853	101,137
Marqeta, Inc., Class A*	61,278	335,803
Mr Cooper Group, Inc.*	3,645	296,083
NCR Atleos Corp.*	10,943	295,680
NMI Holdings, Inc., Class A*	958	32,610
Pagseguro Digital Ltd., Class A*	15,008	175,444
Payoneer Global, Inc.*	32,803	181,729
Paysign, Inc.*	4,891	21,080
PennyMac Financial Services, Inc.	2,286	216,256
Priority Technology Holdings, Inc.*	3,004	15,861
Remitly Global, Inc.*	22,070	267,488
Sezzle, Inc.*	318	28,054
StoneCo Ltd., Class A*	22,653	271,609
Walker & Dunlop, Inc.	3,574	350,967

		14,214,462

Insurance (0.8%)
American Coastal Insurance Corp.*	1,589	16,764
AMERISAFE, Inc.	1,374	60,305
Baldwin Insurance Group, Inc. (The), Class A*	10,021	355,445
Crawford & Co., Class A	2,273	19,639
Goosehead Insurance, Inc., Class A*	3,553	204,084
HCI Group, Inc. (x)	1,233	113,646
Investors Title Co.	32	5,764
Kingsway Financial Services, Inc. (x)*	2,198	18,111
Lemonade, Inc. (x)*	6,462	106,623
Mercury General Corp.	505	26,836
Oscar Health, Inc., Class A*	29,581	467,971
Palomar Holdings, Inc.*	3,717	301,635
Root, Inc., Class A*	1,310	67,609
Selective Insurance Group, Inc.	7,948	745,761
SiriusPoint Ltd.*	1,193	14,555
Skyward Specialty Insurance Group, Inc.*	1,251	45,261
Tiptree, Inc., Class A	1,074	17,710
Trupanion, Inc. (x)*	5,029	147,853
Universal Insurance Holdings, Inc.	857	16,077

		2,751,649

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
AG Mortgage Investment Trust, Inc. (REIT)	833	5,531
Angel Oak Mortgage REIT, Inc. (REIT)	604	7,912
KKR Real Estate Finance Trust, Inc. (REIT)	2,219	20,082

		33,525

Total Financials		25,018,918

Health Care (23.7%)
Biotechnology (9.3%)
4D Molecular Therapeutics, Inc.*	4,902	102,893
Absci Corp.*	8,904	27,424
ACADIA Pharmaceuticals, Inc.*	18,208	295,880
Achieve Life Sciences, Inc.*	3,152	14,814
Actinium Pharmaceuticals, Inc.*	4,594	33,996
ADC Therapeutics SA*	6,385	20,177
ADMA Biologics, Inc.*	34,180	382,132
Aerovate Therapeutics, Inc. (x)*	1,620	2,689
Agenus, Inc.*	436	7,303
Akero Therapeutics, Inc.*	1,743	40,891

See Notes to Financial Statements.

1113

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Aldeyra Therapeutics, Inc.*	898	$2,972
Alector, Inc.*	12,245	55,592
Alkermes plc*	1,258	30,318
Alkermes plc*	24,267	584,835
Altimmune, Inc. (x)*	63,088	419,535
ALX Oncology Holdings, Inc.*	4,772	28,775
Amicus Therapeutics, Inc.*	44,544	441,876
AnaptysBio, Inc.*	2,991	74,954
Anavex Life Sciences Corp. (x)*	3,073	12,968
Anika Therapeutics, Inc.*	388	9,828
Apogee Therapeutics, Inc. (x)*	5,500	216,425
Applied Therapeutics, Inc.*	8,847	41,316
Arbutus Biopharma Corp.*	1,278,971	3,952,020
Arcellx, Inc.*	6,553	361,660
Arcturus Therapeutics Holdings, Inc.*	3,105	75,607
Arcus Biosciences, Inc.*	8,245	125,571
Arcutis Biotherapeutics, Inc. (x)*	16,136	150,065
Ardelyx, Inc.*	35,309	261,640
ArriVent Biopharma, Inc.*	934	17,326
Arrowhead Pharmaceuticals, Inc.*	18,162	472,030
ARS Pharmaceuticals, Inc. (x)*	7,475	63,612
Astria Therapeutics, Inc.*	5,809	52,862
Atossa Therapeutics, Inc.*	5,451	6,487
Aurinia Pharmaceuticals, Inc.*	15,999	91,354
Avid Bioservices, Inc.*	8,916	63,660
Avidity Biosciences, Inc.*	15,366	627,701
Avita Medical, Inc. (x)*	3,596	28,480
Beam Therapeutics, Inc.*	22,128	518,459
BioCryst Pharmaceuticals, Inc.*	31,345	193,712
Biohaven Ltd.*	11,421	396,423
Biomea Fusion, Inc. (x)*	4,208	18,936
Bioxcel Therapeutics, Inc.*	252	323
Black Diamond Therapeutics, Inc.*	3,839	17,890
Blueprint Medicines Corp.*	9,568	1,031,239
Boundless Bio, Inc.*	1,267	4,903
Bridgebio Pharma, Inc.*	13,327	337,573
Cabaletta Bio, Inc.*	1,501	11,227
Candel Therapeutics, Inc.*	2,263	14,031
Capricor Therapeutics, Inc.*	3,243	15,469
Cardiff Oncology, Inc.*	2,484	5,514
CareDx, Inc.*	1,678	26,059
Cargo Therapeutics, Inc.*	322	5,287
Cartesian Therapeutics, Inc. (x)*	1,084	29,279
Catalyst Pharmaceuticals, Inc.*	17,601	272,639
Celcuity, Inc.*	3,327	54,496
Celldex Therapeutics, Inc.*	8,010	296,450
CervoMed, Inc.*	820	14,038
CG oncology, Inc. (x)*	2,146	67,749
Cogent Biosciences, Inc.*	12,968	109,320
Coherus Biosciences, Inc. (x)*	4,547	7,866
Corbus Pharmaceuticals Holdings, Inc.*	937	42,399
Crinetics Pharmaceuticals, Inc.*	11,831	529,910
Cue Biopharma, Inc.*	620	769
Cullinan Therapeutics, Inc.*	5,226	91,141
Cytokinetics, Inc.*	1,590	86,146
Day One Biopharmaceuticals, Inc.*	7,098	97,810
Denali Therapeutics, Inc.*	10,844	251,798
Dianthus Therapeutics, Inc.*	261	6,755
Disc Medicine, Inc.*	280	12,620
Dynavax Technologies Corp.*	16,213	182,072
Dyne Therapeutics, Inc.*	12,273	433,114
Elevation Oncology, Inc.*	4,253	11,483
Fennec Pharmaceuticals, Inc. (x)*	722	4,411
Fibrobiologics, Inc.*	2,873	14,336
Foghorn Therapeutics, Inc.*	2,964	17,043
G1 Therapeutics, Inc.*	7,419	16,915
Galectin Therapeutics, Inc.*	2,518	5,691
Genelux Corp.*	170	332
Geron Corp.*	60,915	258,280
Greenwich Lifesciences, Inc.*	902	15,569
Halozyme Therapeutics, Inc.*	18,977	993,636
Heron Therapeutics, Inc. (x)*	1,783	6,241
HilleVax, Inc. (x)*	811	11,727
Humacyte, Inc.*	13,401	64,325
Ideaya Biosciences, Inc.*	11,364	398,990
IGM Biosciences, Inc.*	2,108	14,482
Immuneering Corp., Class A*	527	675
ImmunityBio, Inc. (x)*	16,756	105,898
Immunome, Inc.*	7,804	94,428
Immunovant, Inc.*	8,840	233,376
Inhibrx Biosciences, Inc.*	812	11,506
Inmune Bio, Inc.*	1,849	16,308
Insmed, Inc.*	23,611	1,581,937
Intellia Therapeutics, Inc.*	33,487	749,439
Iovance Biotherapeutics, Inc.*	38,482	308,626
Ironwood Pharmaceuticals, Inc., Class A*	7,114	46,383
Janux Therapeutics, Inc.*	4,261	178,493
Jasper Therapeutics, Inc.*	1,551	35,208
KalVista Pharmaceuticals, Inc.*	5,808	68,418
Karyopharm Therapeutics, Inc.*	1,669	1,448
Keros Therapeutics, Inc.*	4,481	204,782
Kiniksa Pharmaceuticals International plc, Class A*	5,640	105,299
Korro Bio, Inc.*	249	8,434
Krystal Biotech, Inc.*	3,771	692,506
Kura Oncology, Inc.*	11,020	226,902
Kymera Therapeutics, Inc.*	6,763	201,876
Kyverna Therapeutics, Inc.*	1,561	11,708
Larimar Therapeutics, Inc.*	5,908	42,833
Lexeo Therapeutics, Inc.*	1,442	23,130
Lexicon Pharmaceuticals, Inc. (x)*	5,146	8,645
Lineage Cell Therapeutics, Inc. (x)*	19,632	19,579
MacroGenics, Inc.*	7,935	33,724
Madrigal Pharmaceuticals, Inc. (x)*	2,668	747,467
MannKind Corp.*	31,356	163,678
MeiraGTx Holdings plc*	3,775	15,893
Mersana Therapeutics, Inc.*	9,715	19,527
Metagenomi, Inc.*	1,505	6,140
MiMedx Group, Inc.*	8,386	58,115
Mineralys Therapeutics, Inc.*	1,107	12,952
Mirum Pharmaceuticals, Inc.*	5,944	203,225
Neurogene, Inc.*	805	29,294
Novavax, Inc.*	16,633	210,574
Nurix Therapeutics, Inc.*	6,348	132,483
Nuvalent, Inc., Class A*	4,863	368,907
Nuvectis Pharma, Inc.*	153	969
Ocugen, Inc.*	38,825	60,179
Olema Pharmaceuticals, Inc.*	1,577	17,063
Omega Therapeutics, Inc.*	331	685
Organogenesis Holdings, Inc., Class A*	1,486	4,161
ORIC Pharmaceuticals, Inc.*	2,110	14,918

See Notes to Financial Statements.

1114

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Outlook Therapeutics, Inc. (x)*	424	$3,129
Ovid therapeutics, Inc.*	8,833	6,794
PepGen, Inc.*	2,077	33,149
Perspective Therapeutics, Inc.*	5,789	57,716
Poseida Therapeutics, Inc., Class A*	2,672	7,802
Praxis Precision Medicines, Inc.*	2,619	108,322
Precigen, Inc.*	3,362	5,312
Prime Medicine, Inc. (x)*	8,646	44,440
ProKidney Corp., Class A (x)*	153,230	376,946
Protagonist Therapeutics, Inc.*	8,866	307,207
Prothena Corp. plc*	3,806	78,556
PTC Therapeutics, Inc.*	8,798	269,043
Puma Biotechnology, Inc.*	1,996	6,507
Recursion Pharmaceuticals, Inc., Class A (x)*	66,499	498,743
Regulus Therapeutics, Inc.*	2,623	4,682
Renovaro, Inc.*	4,449	7,786
REVOLUTION Medicines, Inc.*	15,071	584,906
Rhythm Pharmaceuticals, Inc.*	8,327	341,907
Rigel Pharmaceuticals, Inc.*	2,120	17,426
Rocket Pharmaceuticals, Inc.*	10,017	215,666
Roivant Sciences Ltd.*	298,583	3,156,022
Sana Biotechnology, Inc.*	20,111	109,806
Savara, Inc.*	11,788	47,506
Scholar Rock Holding Corp.*	9,380	78,135
Sera Prognostics, Inc., Class A*	4,193	24,823
Shattuck Labs, Inc.*	4,011	15,482
Skye Bioscience, Inc.*	712	5,703
Soleno Therapeutics, Inc.*	3,345	136,476
Solid Biosciences, Inc.*	968	5,489
SpringWorks Therapeutics, Inc.*	10,458	393,953
Spyre Therapeutics, Inc.*	494	11,614
Stoke Therapeutics, Inc.*	5,408	73,062
Summit Therapeutics, Inc. (x)*	12,679	98,896
Syndax Pharmaceuticals, Inc.*	12,515	256,933
Tango Therapeutics, Inc.*	7,240	62,119
Taysha Gene Therapies, Inc.*	24,265	54,354
Tenaya Therapeutics, Inc.*	2,316	7,180
TG Therapeutics, Inc.*	21,200	377,148
TScan Therapeutics, Inc.*	3,766	22,031
Twist Bioscience Corp.*	8,747	431,052
Tyra Biosciences, Inc. (x)*	3,075	49,169
UroGen Pharma Ltd. (x)*	4,038	67,758
Vaxcyte, Inc.*	16,615	1,254,599
Vera Therapeutics, Inc., Class A*	5,926	214,403
Verastem, Inc.*	3,870	11,533
Vericel Corp.*	7,365	337,906
Viridian Therapeutics, Inc.*	6,978	90,784
Werewolf Therapeutics, Inc.*	2,399	5,854
X4 Pharmaceuticals, Inc. (x)*	25,410	14,738
Xencor, Inc.*	4,159	78,730
XOMA Corp.*	9,693	229,627
Y-mAbs Therapeutics, Inc. (x)*	5,589	67,515
Zura Bio Ltd., Class A*	2,910	10,185

		34,068,960

Health Care Equipment & Supplies (2.8%)
Accuray, Inc.*	13,733	24,994
Alphatec Holdings, Inc.*	15,573	162,738
Artivion, Inc.*	4,554	116,810
AtriCure, Inc.*	4,623	105,266
Atrion Corp.	203	91,843
Axogen, Inc.*	6,729	48,718
Axonics, Inc.*	7,767	522,175
Bioventus, Inc., Class A*	1,978	11,374
Cerus Corp.*	28,426	50,030
CONMED Corp.	4,689	325,041
CVRx, Inc. (x)*	2,027	24,304
Embecta Corp.	954	11,925
Fractyl Health, Inc.*	1,297	5,538
Glaukos Corp.*	7,453	882,063
Haemonetics Corp.*	7,634	631,561
Inari Medical, Inc.*	8,050	387,607
Inmode Ltd.*	1,500	27,360
Inspire Medical Systems, Inc.*	1,851	247,719
Integer Holdings Corp.*	3,556	411,749
iRadimed Corp.	1,162	51,058
iRhythm Technologies, Inc.*	4,754	511,721
Lantheus Holdings, Inc.*	10,331	829,476
LeMaitre Vascular, Inc.	3,071	252,682
LivaNova plc*	547	29,987
Merit Medical Systems, Inc.*	8,706	748,281
NeuroPace, Inc.*	2,036	15,392
Novocure Ltd.*	9,305	159,395
Novocure Ltd.*	6,884	117,923
Orchestra BioMed Holdings, Inc.*	1,615	13,162
Outset Medical, Inc. (x)*	70,392	271,009
Paragon 28, Inc.*	7,167	49,022
PROCEPT BioRobotics Corp.*	6,452	394,153
Pulmonx Corp.*	5,363	34,001
Pulse Biosciences, Inc.*	2,732	30,571
RxSight, Inc.*	5,185	311,981
Sanara Medtech, Inc. (x)*	571	16,114
Semler Scientific, Inc.*	637	21,913
SI-BONE, Inc.*	5,095	65,878
Sight Sciences, Inc. (x)*	5,323	35,504
Silk Road Medical, Inc.*	5,970	161,429
STAAR Surgical Co.*	7,517	357,884
Stereotaxis, Inc.*	7,720	14,050
Surmodics, Inc.*	1,344	56,502
Tandem Diabetes Care, Inc.*	9,849	396,816
Tela Bio, Inc.*	634	2,980
TransMedics Group, Inc.*	4,879	734,875
Treace Medical Concepts, Inc.*	7,675	51,039
UFP Technologies, Inc.*	1,102	290,785
Zynex, Inc. (x)*	2,499	23,291

		10,137,689

Health Care Providers & Services (4.9%)
Accolade, Inc.*	3,780	13,532
AdaptHealth Corp., Class A*	6,694	66,940
Addus HomeCare Corp.*	945	109,724
agilon health, Inc. (x)*	1,539,179	10,066,231
AirSculpt Technologies, Inc. (x)*	1,433	5,732
Alignment Healthcare, Inc.*	15,211	118,950
AMN Healthcare Services, Inc.*	5,751	294,624
Astrana Health, Inc.*	6,523	264,573
Aveanna Healthcare Holdings, Inc.*	5,013	13,836
BrightSpring Health Services, Inc. (x)*	8,031	91,232
Brookdale Senior Living, Inc.*	24,783	169,268
Castle Biosciences, Inc.*	1,211	26,363
Community Health Systems, Inc.*	10,200	34,272
CorVel Corp.*	1,345	341,993
DocGo, Inc. (x)*	2,764	8,541
Enhabit, Inc.*	668	5,959
Ensign Group, Inc. (The)	8,462	1,046,665

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
GeneDx Holdings Corp., Class A*	233	$6,091
Guardant Health, Inc.*	17,940	518,107
HealthEquity, Inc.*	12,883	1,110,515
Hims & Hers Health, Inc.*	28,865	582,784
InfuSystem Holdings, Inc.*	2,685	18,338
Innovage Holding Corp. (x)*	1,140	5,654
Joint Corp. (The)*	1,672	23,508
LifeStance Health Group, Inc. (x)*	8,157	40,051
ModivCare, Inc.*	834	21,884
Nano-X Imaging Ltd. (x)*	7,839	57,538
National Research Corp.	2,266	52,005
NeoGenomics, Inc.*	1,752	24,300
Option Care Health, Inc.*	12,494	346,084
Owens & Minor, Inc.*	1,710	23,085
PACS Group, Inc.*	3,768	111,156
Patterson Cos., Inc.	2,278	54,945
Pennant Group, Inc. (The)*	4,411	102,291
Performant Financial Corp.*	7,858	22,788
PetIQ, Inc., Class A*	577	12,729
Privia Health Group, Inc.*	15,465	268,782
Progyny, Inc.*	12,801	366,237
RadNet, Inc.*	10,065	593,030
Select Medical Holdings Corp.	11,143	390,674
Sonida Senior Living, Inc.*	275	7,562
Talkspace, Inc.*	18,642	42,877
US Physical Therapy, Inc.	2,278	210,533
Viemed Healthcare, Inc.*	5,041	33,018

		17,725,001

Health Care Technology (2.0%)
Doximity, Inc., Class A*	210,644	5,891,713
Evolent Health, Inc., Class A*	17,526	335,097
Health Catalyst, Inc.*	905	5,783
HealthStream, Inc.	1,256	35,042
LifeMD, Inc.*	3,274	22,460
OptimizeRx Corp.*	2,435	24,350
Phreesia, Inc.*	7,778	164,893
Schrodinger, Inc.*	24,637	476,479
Simulations Plus, Inc.	2,351	114,306
Teladoc Health, Inc.*	3,969	38,817

		7,108,940

Life Sciences Tools & Services (3.4%)
10X Genomics, Inc., Class A*	202,966	3,947,689
Akoya Biosciences, Inc. (x)*	3,526	8,251
BioLife Solutions, Inc.*	4,710	100,935
ChromaDex Corp.*	7,301	19,932
Codexis, Inc.*	1,592	4,935
Conduit Pharmaceuticals, Inc.*	4,564	4,838
CryoPort, Inc.*	5,755	39,767
Harvard Bioscience, Inc.*	1,842	5,250
Maravai LifeSciences Holdings, Inc., Class A*	16,775	120,109
MaxCyte, Inc. (x)*	883,844	3,464,669
Mesa Laboratories, Inc.	278	24,122
OmniAb, Inc. (Earn Out Shares)(r)*	226	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	1,487	5,576
Quanterix Corp.*	905	11,955
Standard BioTools, Inc. (x)*	2,680,507	4,744,497

		12,502,525

Pharmaceuticals (1.3%)
Aclaris Therapeutics, Inc.*	1,014	1,115
Alimera Sciences, Inc.*	2,700	15,012
Alto Neuroscience, Inc.*	817	8,734
Amneal Pharmaceuticals, Inc.*	20,148	127,940
Amphastar Pharmaceuticals, Inc.*	5,819	232,760
ANI Pharmaceuticals, Inc.*	1,975	125,768
Aquestive Therapeutics, Inc.*	3,049	7,927
Arvinas, Inc.*	9,765	259,944
ATAI Life Sciences NV (x)*	271,034	360,475
Avadel Pharmaceuticals plc (ADR)*	14,064	197,740
Axsome Therapeutics, Inc. (x)*	5,544	446,292
Biote Corp., Class A*	3,798	28,371
Bright Green Corp.*	2,305	584
Cassava Sciences, Inc. (x)*	6,226	76,891
Collegium Pharmaceutical, Inc.*	4,893	157,555
Contineum Therapeutics, Inc., Class A*	535	9,421
Corcept Therapeutics, Inc.*	12,270	398,652
CorMedix, Inc. (x)*	7,767	33,631
Edgewise Therapeutics, Inc.*	11,026	198,578
Enliven Therapeutics, Inc.*	5,060	118,252
Esperion Therapeutics, Inc.*	7,761	17,229
Evolus, Inc.*	8,368	90,793
EyePoint Pharmaceuticals, Inc. (x)*	3,647	31,729
Fulcrum Therapeutics, Inc.*	4,011	24,868
GH Research plc (x)*	44,574	519,733
Harmony Biosciences Holdings, Inc.*	4,546	137,153
Harrow, Inc. (x)*	4,732	98,852
Innoviva, Inc.*	442	7,249
Liquidia Corp.*	8,762	105,144
Longboard Pharmaceuticals, Inc. (x)*	4,910	132,717
MediWound Ltd.*	1,200	18,624
Mind Medicine MindMed, Inc.*	10,911	78,668
Neumora Therapeutics, Inc.*	12,759	125,421
Ocular Therapeutix, Inc.*	23,629	161,622
Omeros Corp. (x)*	2,460	9,988
Pacira BioSciences, Inc.*	490	14,019
Phathom Pharmaceuticals, Inc. (x)*	1,025	10,558
Phibro Animal Health Corp., Class A	869	14,573
Revance Therapeutics, Inc.*	15,722	40,406
Scilex Holding Co.(r) (x)*	1,312	1,899
scPharmaceuticals, Inc.*	4,475	19,466
SIGA Technologies, Inc.	5,185	39,354
Supernus Pharmaceuticals, Inc.*	543	14,525
Tarsus Pharmaceuticals, Inc.*	5,595	152,072
Telomir Pharmaceuticals, Inc.*	1,110	5,339
Terns Pharmaceuticals, Inc.*	517	3,521
Trevi Therapeutics, Inc.*	5,369	16,000
Verrica Pharmaceuticals, Inc. (x)*	3,221	23,481
WaVe Life Sciences Ltd.*	10,042	50,110
Xeris Biopharma Holdings, Inc.*	20,039	45,088
Zevra Therapeutics, Inc.*	3,306	16,199

		4,832,042

Total Health Care		86,375,157

Industrials (11.5%)
Aerospace & Defense (0.7%)
AAR Corp.*	1,078	78,371
AeroVironment, Inc.*	3,987	726,272
Archer Aviation, Inc., Class A*	33,688	118,582

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Byrna Technologies, Inc.*	2,666	$26,607
Cadre Holdings, Inc.	3,977	133,468
Eve Holding, Inc. (x)*	2,817	11,409
Kratos Defense & Security Solutions, Inc.*	10,044	200,981
Leonardo DRS, Inc.*	9,865	251,656
Moog, Inc., Class A	4,357	728,926
Park Aerospace Corp.	1,302	17,811
Redwire Corp. (x)*	875	6,274
Rocket Lab USA, Inc. (x)*	53,009	254,443
Terran Orbital Corp. (x)*	60	49
Virgin Galactic Holdings, Inc. (x)*	421	3,549
VirTra, Inc.*	1,596	12,273

		2,570,671

Building Products (0.9%)
American Woodmark Corp.*	149	11,711
Apogee Enterprises, Inc.	1,088	68,364
AZZ, Inc.	3,694	285,362
CSW Industrials, Inc.	2,357	625,336
Gibraltar Industries, Inc.*	2,205	151,153
Griffon Corp.	5,869	374,794
Insteel Industries, Inc.	1,221	37,802
Janus International Group, Inc.*	21,432	270,686
JELD-WEN Holding, Inc.*	4,471	60,224
Tecnoglass, Inc.	3,403	170,763
UFP Industries, Inc.	5,210	583,520
Zurn Elkay Water Solutions Corp.	21,062	619,223

		3,258,938

Commercial Services & Supplies (0.8%)
ACV Auctions, Inc., Class A*	22,537	411,300
Aris Water Solutions, Inc., Class A	364	5,704
Brink’s Co. (The)	6,837	700,109
Casella Waste Systems, Inc., Class A*	8,715	864,702
CECO Environmental Corp.*	4,421	127,546
Cimpress plc*	1,858	162,779
CompX International, Inc.	232	5,723
Driven Brands Holdings, Inc.*	9,023	114,863
HNI Corp.	3,418	153,878
Interface, Inc., Class A	786	11,539
LanzaTech Global, Inc. (x)*	16,946	31,350
Liquidity Services, Inc.*	3,167	63,277
Montrose Environmental Group, Inc.*	4,834	215,403
Perma-Fix Environmental Services, Inc.*	1,903	19,277
Pitney Bowes, Inc.	7,224	36,698
Quad/Graphics, Inc.	2,628	14,323
Quest Resource Holding Corp.*	2,411	21,217
Viad Corp.*	3,112	105,808
VSE Corp.	343	30,280

		3,095,776

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	1,640	47,248
Argan, Inc.	1,877	137,321
Bowman Consulting Group Ltd., Class A*	2,017	64,120
Centuri Holdings, Inc.*	2,037	39,681
Construction Partners, Inc., Class A*	6,524	360,190
Dycom Industries, Inc.*	4,320	729,043
Fluor Corp.*	23,815	1,037,143
Granite Construction, Inc.	5,511	341,517
IES Holdings, Inc.*	1,263	175,974
Limbach Holdings, Inc.*	1,550	88,242
MYR Group, Inc.*	2,519	341,854
Northwest Pipe Co.*	200	6,794
Orion Group Holdings, Inc.*	695	6,610
Primoris Services Corp.	7,471	372,728
Sterling Infrastructure, Inc.*	4,598	544,127

		4,292,592

Electrical Equipment (1.1%)
Allient, Inc.	125	3,159
American Superconductor Corp.*	5,194	121,488
Amprius Technologies, Inc. (x)*	824	1,046
Array Technologies, Inc.*	23,168	237,704
Atkore, Inc.	5,584	753,449
Blink Charging Co. (x)*	6,590	18,057
Bloom Energy Corp., Class A (x)*	27,656	338,509
ChargePoint Holdings, Inc.*	32,728	49,419
Dragonfly Energy Holdings Corp.*	522	442
EnerSys	5,567	576,296
Enovix Corp. (x)*	22,602	349,427
Fluence Energy, Inc., Class A (x)*	9,277	160,863
GrafTech International Ltd.*	36,046	34,965
LSI Industries, Inc.	2,965	42,903
NEXTracker, Inc., Class A*	13,184	618,066
NuScale Power Corp., Class A (x)*	11,822	138,199
Plug Power, Inc.*	7,788	18,146
Powell Industries, Inc.	1,420	203,628
Preformed Line Products Co.	26	3,238
SES AI Corp.*	2,371	2,964
Shoals Technologies Group, Inc., Class A*	26,174	163,326
SKYX Platforms Corp.*	2,017	1,916
Thermon Group Holdings, Inc.*	592	18,210
Vicor Corp.*	1,884	62,473

		3,917,893

Ground Transportation (0.3%)
ArcBest Corp.	3,578	383,132
Covenant Logistics Group, Inc., Class A	195	9,612
Heartland Express, Inc.	2,844	35,066
Marten Transport Ltd.	1,905	35,147
PAM Transportation Services, Inc.*	182	3,161
RXO, Inc.*	17,685	462,463
Universal Logistics Holdings, Inc.	357	14,491
Werner Enterprises, Inc.	1,184	42,423

		985,495

Machinery (2.6%)
374Water, Inc.*	9,155	10,986
Alamo Group, Inc.	1,550	268,150
Albany International Corp., Class A	1,180	99,651
Atmus Filtration Technologies, Inc.*	12,706	365,679
Blue Bird Corp.*	4,881	262,842
Chart Industries, Inc. (x)*	6,418	926,374
Douglas Dynamics, Inc.	2,930	68,562
Energy Recovery, Inc.*	8,676	115,304
Enerpac Tool Group Corp., Class A	8,238	314,527
Enpro, Inc.	345	50,222
ESCO Technologies, Inc.	1,919	201,572

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Signal Corp.	9,164	$766,752
Franklin Electric Co., Inc.	6,930	667,498
Gorman-Rupp Co. (The)	3,149	115,600
Graham Corp.*	1,532	43,141
Helios Technologies, Inc.	3,457	165,072
Hillenbrand, Inc.	3,601	144,112
Hillman Solutions Corp.*	4,848	42,905
Hyster-Yale, Inc.	1,058	73,774
John Bean Technologies Corp.	331	31,435
Kadant, Inc.	1,783	523,810
Lindsay Corp.	830	101,990
Mayville Engineering Co., Inc.*	336	5,598
Miller Industries, Inc.	106	5,832
Mueller Industries, Inc.	15,718	894,983
Mueller Water Products, Inc., Class A	23,633	423,503
Omega Flex, Inc.	454	23,281
REV Group, Inc.	6,088	151,530
Shyft Group, Inc. (The)	369	4,376
SPX Technologies, Inc.*	6,855	974,370
Standex International Corp.	1,346	216,908
Taylor Devices, Inc.*	347	15,608
Tennant Co.	1,283	126,298
Trinity Industries, Inc.	11,371	340,220
Watts Water Technologies, Inc., Class A	4,177	765,936

		9,308,401

Marine Transportation (0.0%)†
Costamare, Inc.	440	7,229
Himalaya Shipping Ltd.*	4,004	36,677

		43,906

Passenger Airlines (0.4%)
Frontier Group Holdings, Inc. (x)*	6,533	32,208
Joby Aviation, Inc. (x)*	255,502	1,303,060
Sun Country Airlines Holdings, Inc.*	2,850	35,796
Wheels Up Experience, Inc.*	13,750	25,987

		1,397,051

Professional Services (1.9%)
Barrett Business Services, Inc.	3,556	116,530
CBIZ, Inc.*	7,307	541,449
CRA International, Inc.	1,025	176,525
CSG Systems International, Inc.	4,522	186,171
DLH Holdings Corp.*	573	6,051
ExlService Holdings, Inc.*	23,938	750,696
Exponent, Inc.	7,685	730,997
First Advantage Corp. (x)	4,549	73,102
FiscalNote Holdings, Inc. (x)*	8,939	13,051
Franklin Covey Co.*	1,713	65,094
HireQuest, Inc. (x)	848	10,473
Huron Consulting Group, Inc.*	2,687	264,669
ICF International, Inc.	2,832	420,439
Innodata, Inc. (x)*	4,269	63,309
Insperity, Inc.	5,457	497,733
Kforce, Inc.	2,860	177,692
Legalzoom.com, Inc.*	20,912	175,452
Maximus, Inc.	9,304	797,353
NV5 Global, Inc.*	400	37,188
Spire Global, Inc.*	3,359	36,411
Sterling Check Corp.*	2,987	44,208
TriNet Group, Inc.	4,944	494,400
Upwork, Inc.*	18,993	204,175
Verra Mobility Corp., Class A*	25,341	689,275
WNS Holdings Ltd.*	7,039	369,547

		6,941,990

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.	4,000	32,160
Applied Industrial Technologies, Inc.	5,865	1,137,810
Beacon Roofing Supply, Inc.*	9,035	817,668
Boise Cascade Co.	2,877	342,996
Custom Truck One Source, Inc. (x)*	4,953	21,546
Distribution Solutions Group, Inc. (x)*	1,426	42,780
DXP Enterprises, Inc.*	148	6,784
EVI Industries, Inc. (x)	550	10,406
FTAI Aviation Ltd.	15,178	1,566,825
Global Industrial Co.	2,040	63,974
GMS, Inc.*	5,466	440,614
H&E Equipment Services, Inc.	4,515	199,428
Herc Holdings, Inc.	4,283	570,881
Hudson Technologies, Inc.*	610	5,362
Karat Packaging, Inc.	1,117	33,041
McGrath RentCorp	3,708	395,087
Transcat, Inc.*	1,306	156,302
Xometry, Inc., Class A (x)*	6,389	73,857

		5,917,521

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	1,672	15,466

Total Industrials		41,745,700

Information Technology (25.2%)
Communications Equipment (0.2%)
Calix, Inc.*	6,602	233,909
Cambium Networks Corp.*	160	446
Extreme Networks, Inc.*	10,236	137,674
Harmonic, Inc.*	16,786	197,571
Infinera Corp.*	30,829	187,749

		757,349

Electronic Equipment, Instruments & Components (2.0%)
Advanced Energy Industries, Inc.	5,700	619,932
Arlo Technologies, Inc.*	14,483	188,858
Badger Meter, Inc.	4,468	832,612
Belden, Inc.	3,300	309,540
Climb Global Solutions, Inc.	635	39,884
CTS Corp.	3,596	182,066
Daktronics, Inc.*	751	10,477
ePlus, Inc.*	2,682	197,610
Evolv Technologies Holdings, Inc. (x)*	19,797	50,482
Fabrinet*	5,544	1,357,116
Insight Enterprises, Inc.*	4,238	840,650
Iteris, Inc.*	5,492	23,780
Itron, Inc.*	6,317	625,130
Lightwave Logic, Inc. (x)*	18,074	54,041
MicroVision, Inc. (x)*	17,471	18,519
Mirion Technologies, Inc., Class A*	3,893	41,811
Napco Security Technologies, Inc.	5,341	277,465
nLight, Inc.*	508	5,553
Novanta, Inc.*	5,457	890,091
OSI Systems, Inc.*	2,293	315,333
Ouster, Inc.*	1,164	11,442

See Notes to Financial Statements.

1118

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
PAR Technology Corp. (x)*	4,818	$226,880
Plexus Corp.*	1,234	127,324

		7,246,596

IT Services (5.3%)
Applied Digital Corp. (x)*	10,415	61,969
ASGN, Inc.*	1,562	137,722
Backblaze, Inc., Class A*	6,073	37,410
BigBear.ai Holdings, Inc. (x)*	11,616	17,540
BigCommerce Holdings, Inc.*	10,890	87,773
Cloudflare, Inc., Class A*	134,586	11,147,758
Core Scientific, Inc.*	21,293	198,025
Couchbase, Inc.*	5,942	108,501
DigitalOcean Holdings, Inc.*	9,979	346,770
Fastly, Inc., Class A*	844,178	6,221,592
Grid Dynamics Holdings, Inc.*	6,653	69,923
Hackett Group, Inc. (The)	3,255	70,699
Perficient, Inc.*	5,274	394,442
Squarespace, Inc., Class A*	9,247	403,447
Tucows, Inc., Class A*	1,182	22,836

		19,326,407

Semiconductors & Semiconductor Equipment (2.1%)
ACM Research, Inc., Class A*	5,296	122,126
Aehr Test Systems (x)*	4,020	44,903
Ambarella, Inc.*	3,047	164,386
Axcelis Technologies, Inc.*	4,949	703,698
CEVA, Inc.*	3,115	60,088
Credo Technology Group Holding Ltd.*	19,358	618,295
Diodes, Inc.*	745	53,588
Everspin Technologies, Inc.*	2,186	13,094
FormFactor, Inc.*	11,777	712,862
GCT Semiconductor Holding, Inc.*	1,094	5,700
Ichor Holdings Ltd.*	1,553	59,868
Impinj, Inc. (x)*	3,439	539,132
indie Semiconductor, Inc., Class A (x)*	7,778	47,990
Kulicke & Soffa Industries, Inc.	8,376	412,015
MaxLinear, Inc., Class A*	11,233	226,233
Navitas Semiconductor Corp., Class A*	2,559	10,057
NVE Corp.	729	54,449
PDF Solutions, Inc.*	4,740	172,441
Photronics, Inc.*	3,159	77,933
Power Integrations, Inc.	8,616	604,757
QuickLogic Corp.*	2,063	21,435
Rambus, Inc.*	16,532	971,420
Semtech Corp.*	9,850	294,318
Silicon Laboratories, Inc.*	4,840	535,449
SiTime Corp.*	2,795	347,642
SkyWater Technology, Inc. (x)*	4,091	31,296
Synaptics, Inc.*	464	40,925
Ultra Clean Holdings, Inc.*	6,684	327,516
Veeco Instruments, Inc.*	7,101	331,688

		7,605,304

Software (15.3%)
8x8, Inc.*	17,817	39,554
A10 Networks, Inc.	10,580	146,533
ACI Worldwide, Inc.*	16,065	636,013
Adeia, Inc.	13,960	156,143
Agilysys, Inc.*	3,354	349,286
Alarm.com Holdings, Inc.*	7,338	466,256
Alkami Technology, Inc.*	6,764	192,639
Altair Engineering, Inc., Class A*	8,710	854,277
Amplitude, Inc., Class A*	11,666	103,827
Appian Corp., Class A*	281,671	8,692,367
Arteris, Inc.*	4,211	31,625
Asana, Inc., Class A*	12,054	168,635
AudioEye, Inc.*	1,072	18,878
Aurora Innovation, Inc., Class A*	1,074,124	2,975,323
AvePoint, Inc.*	19,463	202,804
BILL Holdings, Inc.*	219,165	11,532,462
Blackbaud, Inc.*	6,276	478,043
BlackLine, Inc.*	8,768	424,810
Blend Labs, Inc., Class A*	35,142	82,935
Box, Inc., Class A*	21,400	565,816
Braze, Inc., Class A*	8,013	311,225
C3.ai, Inc., Class A (x)*	12,586	364,491
Cipher Mining, Inc. (x)*	17,686	73,397
Cleanspark, Inc. (x)*	33,719	537,818
Clear Secure, Inc., Class A	13,355	249,872
Clearwater Analytics Holdings, Inc., Class A*	21,333	395,087
CommVault Systems, Inc.*	6,190	752,518
CS Disco, Inc.*	2,814	16,771
Daily Journal Corp.*	148	58,383
Dave, Inc.*	1,186	35,936
Digimarc Corp. (x)*	2,273	70,486
Domo, Inc., Class B (x)*	4,840	37,365
D-Wave Quantum, Inc.*	7,287	8,307
eGain Corp.*	3,262	20,583
Enfusion, Inc., Class A*	7,307	62,256
Envestnet, Inc.*	7,284	455,906
Everbridge, Inc.*	6,347	222,082
EverCommerce, Inc.*	2,288	25,122
Freshworks, Inc., Class A*	31,055	394,088
iLearningEngines Holdings, Inc.*	3,974	36,084
Instructure Holdings, Inc.*	1,903	44,549
Intapp, Inc.*	6,022	220,827
InterDigital, Inc. (x)	3,853	449,106
Jamf Holding Corp.*	11,293	186,334
Kaltura, Inc.*	12,774	15,329
Klaviyo, Inc., Class A (x)*	271,535	6,758,506
LiveRamp Holdings, Inc.*	9,888	305,935
Marathon Digital Holdings, Inc. (x)*	34,086	676,607
Matterport, Inc.*	39,842	178,094
MeridianLink, Inc.*	2,610	55,750
MicroStrategy, Inc., Class A (x)*	4,038	5,562,264
Mitek Systems, Inc.*	7,029	78,584
N-able, Inc.*	10,830	164,941
NCR Voyix Corp.*	19,892	245,666
NextNav, Inc. (x)*	11,404	92,486
Olo, Inc., Class A*	8,283	36,611
OneSpan, Inc.*	5,334	68,382
Ooma, Inc.*	584	5,799
PagerDuty, Inc.*	13,582	311,435
Porch Group, Inc.*	11,560	17,456
PowerSchool Holdings, Inc., Class A*	8,185	183,262
Prairie Operating Co.*	556	6,033
Progress Software Corp.	6,544	355,077
PROS Holdings, Inc.*	6,986	200,149
Q2 Holdings, Inc.*	8,981	541,824
Qualys, Inc.*	5,643	804,692
QXO, Inc. (x)	2,632	188,872
Rapid7, Inc.*	9,415	407,010

See Notes to Financial Statements.

1119

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Red Violet, Inc.*	1,689	$42,901
Rekor Systems, Inc.*	9,629	14,925
ReposiTrak, Inc.	1,744	26,666
Rimini Street, Inc.*	1,157	3,552
Riot Platforms, Inc. (x)*	5,596	51,147
Sapiens International Corp. NV	4,731	160,523
SEMrush Holdings, Inc., Class A*	5,522	73,940
SoundHound AI, Inc., Class A (x)*	43,180	170,561
SoundThinking, Inc.*	1,497	18,233
Sprinklr, Inc., Class A*	15,577	149,851
Sprout Social, Inc., Class A*	7,521	268,349
SPS Commerce, Inc.*	5,663	1,065,550
Tenable Holdings, Inc.*	17,997	784,309
Terawulf, Inc.*	32,644	145,266
Varonis Systems, Inc.*	16,876	809,542
Vertex, Inc., Class A*	8,284	298,638
Viant Technology, Inc., Class A*	2,106	20,786
Weave Communications, Inc.*	5,985	53,985
WM Technology, Inc.*	11,863	12,337
Workiva, Inc., Class A*	7,711	562,826
Yext, Inc.*	15,634	83,642
Zeta Global Holdings Corp., Class A*	25,042	441,991
Zuora, Inc., Class A*	19,543	194,062

		55,861,165

Technology Hardware, Storage & Peripherals (0.3%)
CompoSecure, Inc., Class A (x)	2,203	14,980
Corsair Gaming, Inc.*	1,457	16,085
CPI Card Group, Inc.*	670	18,258
IonQ, Inc. (x)*	134,730	947,152
Turtle Beach Corp.*	1,524	21,854

		1,018,329

Total Information Technology		91,815,150

Materials (2.1%)
Chemicals (1.1%)
Arq, Inc.*	1,052	6,386
ASP Isotopes, Inc.*	6,013	18,400
Aspen Aerogels, Inc.*	1,954	46,603
Balchem Corp.	4,924	758,050
Cabot Corp.	8,250	758,092
Ginkgo Bioworks Holdings, Inc., Class A (x)*	547,593	183,060
Hawkins, Inc.	2,930	266,630
HB Fuller Co.	2,395	184,319
Ingevity Corp.*	5,507	240,711
Innospec, Inc.	3,195	394,870
Northern Technologies International Corp.	1,176	19,475
Orion SA	8,671	190,242
PureCycle Technologies, Inc. (x)*	3,669	21,720
Quaker Chemical Corp.	2,126	360,782
Sensient Technologies Corp.	6,062	449,740
Stepan Co.	354	29,722

		3,928,802

Construction Materials (0.2%)
Knife River Corp.*	8,652	606,851
Smith-Midland Corp.*	672	18,608
United States Lime & Minerals, Inc.	318	115,809

		741,268

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	21,426	72,848
Myers Industries, Inc.	5,442	72,814
Pactiv Evergreen, Inc.	699	7,913

		153,575

Metals & Mining (0.8%)
5E Advanced Materials, Inc.*	1,295	1,567
Alpha Metallurgical Resources, Inc.	1,669	468,205
Carpenter Technology Corp.	7,246	794,017
Century Aluminum Co.*	8,123	136,060
Constellium SE*	19,626	369,950
Contango ORE, Inc. (x)*	585	10,571
Critical Metals Corp.*	866	9,760
Dakota Gold Corp.*	6,818	17,386
Ivanhoe Electric, Inc. (x)*	12,740	119,501
Kaiser Aluminum Corp.	2,282	200,588
Materion Corp.	2,950	318,983
Metals Acquisition Ltd., Class A*	2,254	30,857
MP Materials Corp. (x)*	21,515	273,886
Perpetua Resources Corp.*	5,674	29,505
Piedmont Lithium, Inc. (x)*	955	9,531
Ramaco Resources, Inc., Class A	4,150	51,668
Ramaco Resources, Inc., Class B	518	5,625

		2,847,660

Paper & Forest Products (0.0%)†
Sylvamo Corp.	1,172	80,399

Total Materials		7,751,704

Real Estate (1.1%)
Diversified REITs (0.0%)†
Armada Hoffler Properties, Inc. (REIT)	521	5,778
Gladstone Commercial Corp. (REIT)	1,056	15,069

		20,847

Health Care REITs (0.0%)†
CareTrust REIT, Inc. (REIT)	1,796	45,080
Community Healthcare Trust, Inc. (REIT)	390	9,122
Strawberry Fields REIT, Inc. (REIT)	628	7,166
Universal Health Realty Income Trust (REIT)	1,681	65,794

		127,162

Hotel & Resort REITs (0.3%)
Ryman Hospitality Properties, Inc. (REIT)	8,935	892,249

Office REITs (0.0%)†
Postal Realty Trust, Inc. (REIT), Class A	843	11,237

Real Estate Management & Development (0.7%)
Compass, Inc., Class A*	55,467	199,681
DigitalBridge Group, Inc.	6,452	88,392
eXp World Holdings, Inc. (x)	12,293	138,726
Forestar Group, Inc.*	327	10,461
Maui Land & Pineapple Co., Inc.*	985	21,719
Opendoor Technologies, Inc.*	324,870	597,761
Real Brokerage, Inc. (The)*	14,398	58,456
Redfin Corp. (x)*	166,795	1,002,438
St Joe Co. (The)	5,458	298,553

		2,416,187

See Notes to Financial Statements.

1120

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (0.0%)†
Apartment Investment and Management Co. (REIT), Class A*	9,947	$82,461
Clipper Realty, Inc. (REIT)	1,540	5,559
UMH Properties, Inc. (REIT)	1,511	24,161

		112,181

Retail REITs (0.1%)
Alexander’s, Inc. (REIT)	323	72,630
CBL & Associates Properties, Inc. (REIT) (x)	2,413	56,416
NETSTREIT Corp. (REIT)	2,030	32,683
Phillips Edison & Co., Inc. (REIT)	2,964	96,952
Saul Centers, Inc. (REIT)	1,472	54,126
Tanger, Inc. (REIT)	6,376	172,853

		485,660

Specialized REITs (0.0%)†
Outfront Media, Inc. (REIT)	8,856	126,641

Total Real Estate		4,192,164

Utilities (0.3%)
Electric Utilities (0.2%)
Genie Energy Ltd., Class B	878	12,836
MGE Energy, Inc.	2,386	178,282
Otter Tail Corp.	2,828	247,705

		438,823

Independent Power and Renewable Electricity Producers (0.0%)†
Montauk Renewables, Inc.*	9,788	55,791

Water Utilities (0.1%)
American States Water Co.	3,247	235,635
Cadiz, Inc.*	6,389	19,742
California Water Service Group	2,362	114,533
Consolidated Water Co. Ltd.	481	12,766
Global Water Resources, Inc.	1,601	19,372
Middlesex Water Co.	378	19,754
York Water Co. (The)	396	14,688

		436,490

Total Utilities		931,104

Total Common Stocks (97.3%) (Cost $366,270,879)		354,811,144

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	2,584	—
Chinook Therapeutics, Inc., CVR *	2,496	999
Inhibrx, Inc., CVR(r)*	3,248	1,577

Total Rights (0.0%)† (Cost $2,307)		2,576

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)* (Cost $—)	10,119	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.2%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,333,782	5,333,782
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	4,686,169	4,687,106
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.22% (7 day yield) (xx)	3,000,000	3,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 5.21% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		26,020,888

Total Short-Term Investments (7.2%) (Cost $26,021,223)		26,020,888

Total Investments in Securities (104.5%) (Cost $392,294,409)		380,834,608
Other Assets Less Liabilities (-4.5%)		(16,286,290)

Net Assets (100%)		$364,548,318

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $136,052 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $42,237,989. This was collateralized by $23,507,021 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $21,333,782 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1121

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	31	9/2024	USD	3,200,750	26,399

					26,399

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Communication Services	$14,401,416	$—	$—		$14,401,416
Consumer Discretionary	59,165,243	2,302,345	—	(c)	61,467,588
Consumer Staples	13,270,433	—	—		13,270,433
Energy	7,841,810	—	—		7,841,810
Financials	25,018,918	—	—		25,018,918
Health Care	86,373,258	—	1,899		86,375,157
Industrials	41,745,700	—	—		41,745,700
Information Technology	91,815,150	—	—		91,815,150
Materials	7,751,704	—	—		7,751,704
Real Estate	4,192,164	—	—		4,192,164
Utilities	931,104	—	—		931,104
Futures	26,399	—	—		26,399
Rights
Health Care	—	999	1,577		2,576
Short-Term Investments
Investment Companies	26,020,888	—	—		26,020,888
Warrants
Health Care	—	—	—	(c)	—	(c)

Total Assets	$378,554,187	$2,303,344	$3,476		$380,861,007

Total Liabilities	$—	$—	$—		$—

Total	$378,554,187	$2,303,344	$3,476		$380,861,007

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $998 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market data.

(c)	Value is zero.

See Notes to Financial Statements.

1122

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$26,399	*

Total		$26,399

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(13,244)	$(13,244)

Total	$(13,244)	$(13,244)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(16,464)	$(16,464)

Total	$(16,464)	$(16,464)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$1,444,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$170,194,999
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$191,779,692

During the six months ended June 30, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 14%)*	Net Proceeds of Sales and Redemptions (affiliated 16%)*	Net Realized Gain (Loss)
$ 24,094,835	$31,153,276	$1,115,189

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,908,215
Aggregate gross unrealized depreciation	(88,780,722)

Net unrealized depreciation	$(14,872,507)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$395,733,514

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $392,294,409)	$380,834,608
Cash	5,821,183
Foreign cash (Cost $970)	920
Cash held as collateral at broker for futures	131,600
Receivable for securities sold	47,505,204
Receivable for Portfolio shares sold	104,096
Dividends, interest and other receivables	83,291
Securities lending income receivable	59,540
Due from broker for futures variation margin	17,861
Other assets	4,084

Total assets	434,562,387

LIABILITIES
Payable for securities purchased	47,898,286
Payable for return of collateral on securities loaned	21,333,782
Payable for Portfolio shares repurchased	419,635
Investment management fees payable	207,466
Administrative fees payable	37,354
Distribution fees payable – Class IB	30,421
Accrued expenses	87,125

Total liabilities	70,014,069

Commitments and contingent liabilities^
NET ASSETS	$364,548,318

Net assets were comprised of:
Paid in capital	$475,598,500
Total distributable earnings (loss)	(111,050,182)

Net assets	$364,548,318

Class IB
Net asset value, offering and redemption price per share, $149,024,154 / 21,446,397 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.95

Class K
Net asset value, offering and redemption price per share, $215,524,164 / 29,797,465 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.23

(x)	Includes value of securities on loan of $42,237,989.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $968 foreign withholding tax)	$860,967
Interest	111,636
Securities lending (net)	383,071

Total income	1,355,674

EXPENSES
Investment management fees	1,477,109
Administrative fees	233,828
Distribution fees – Class IB	191,069
Custodian fees	66,335
Professional fees	32,657
Printing and mailing expenses	20,721
Trustees’ fees	6,182
Miscellaneous	4,591

Gross expenses	2,032,492
Less: Waiver from investment manager	(180,072)

Net expenses	1,852,420

NET INVESTMENT INCOME (LOSS)	(496,746)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	49,256,811
Futures contracts	(13,244)
Foreign currency transactions	(9)

Net realized gain (loss)	49,243,558

Change in unrealized appreciation (depreciation) on:
Investments in securities	(63,257,073)
Futures contracts	(16,464)
Foreign currency translations	(26)

Net change in unrealized appreciation (depreciation)	(63,273,563)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,030,005)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,526,751)

See Notes to Financial Statements.

1124

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(496,746)	$227,379
Net realized gain (loss)	49,243,558	(23,257,742)
Net change in unrealized appreciation (depreciation)	(63,273,563)	133,261,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,526,751)	110,231,220

Distributions to shareholders:
Class IB	—	(2,223)
Class K	—	(505,322)

Total distributions to shareholders	—	(507,545)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,451,880 and 3,938,775 shares, respectively ]	10,291,348	25,041,528
Capital shares issued in reinvestment of dividends [ 0 and 311 shares, respectively ]	—	2,223
Capital shares repurchased [ (2,384,434) and (3,670,338) shares, respectively ]	(16,806,308)	(23,024,466)

Total Class IB transactions	(6,514,960)	2,019,285

Class K
Capital shares sold [ 1,398,735 and 26,903 shares, respectively ]	10,062,061	176,861
Capital shares issued in reinvestment of dividends [ 0 and 68,094 shares, respectively ]	—	505,322
Capital shares repurchased [ (2,867,729) and (7,809,380) shares, respectively ]	(20,930,842)	(52,547,115)

Total Class K transactions	(10,868,781)	(51,864,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,383,741)	(49,845,647)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,910,492)	59,878,028
NET ASSETS:
Beginning of period	396,458,810	336,580,782

End of period	$364,548,318	$396,458,810

See Notes to Financial Statements.

1125

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021		2020	2019
Net asset value, beginning of period	$7.22		$5.37		$9.71	$17.28		$10.39	$8.76

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.01	)†(1)	(0.02)	(0.10	)(aa)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	(0.26)		1.86		(4.27)	0.65		9.86	2.99

Total from investment operations	(0.27)		1.85		(4.29)	0.55		9.78	2.98

Less distributions:
Dividends from net investment income	—		—	#	— #	—		—	—
Distributions from net realized gains	—		—		(0.05)	(8.12)		(2.89)	(1.35)

Total dividends and distributions	—		—	#	(0.05)	(8.12)		(2.89)	(1.35)

Net asset value, end of period	$6.95		$7.22		$5.37	$9.71		$17.28	$10.39

Total return (b)	(3.74)%		34.45%		(44.23)%	2.78%		95.74%	34.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$149,024		$161,656		$118,839	$214,924		$210,225	$162
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%		1.15%	1.15%		1.15%	1.15%
Before waivers (a)(f)	1.25%		1.24%		1.24%	1.21%		1.24%	1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.42)%		(0.11	)%(cc)	(0.25)%	(0.50	)%(bb)	(0.50)%	(0.10)%
Before waivers (a)(f)	(0.51)%		(0.20	)%(cc)	(0.34)%	(0.56	)%(bb)	(0.59)%	(0.19)%
Portfolio turnover rate^	47	%(z)	54%		72%	102%		102%	73%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021		2020	2019
Net asset value, beginning of period	$7.51		$5.59		$10.06	$17.61		$10.54	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.01	(1)	— #	(0.05	)(aa)	(0.03)	0.02
Net realized and unrealized gain (loss)	(0.27)		1.93		(4.42)	0.66		9.99	3.03

Total from investment operations	(0.28)		1.94		(4.42)	0.61		9.96	3.05

Less distributions:
Dividends from net investment income	—		(0.02)		— #	(0.04)		— #	(0.02)
Distributions from net realized gains	—		—		(0.05)	(8.12)		(2.89)	(1.35)

Total dividends and distributions	—		(0.02)		(0.05)	(8.16)		(2.89)	(1.37)

Net asset value, end of period	$7.23		$7.51		$5.59	$10.06		$17.61	$10.54

Total return (b)	(3.73)%		34.64%		(43.99)%	3.04%		96.08%	34.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$215,524		$234,803		$217,742	$360,628		$431,002	$328,235
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%		0.90%	0.90%		0.90%	0.90%
Before waivers (a)(f)	1.00%		0.99%		0.99%	0.96%		0.99%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.17)%		0.16	%(cc)	0.01%	(0.25	)%(bb)	(0.24)%	0.15%
Before waivers (a)(f)	(0.26)%		0.07	%(cc)	(0.08)%	(0.31	)%(bb)	(0.33)%	0.06%
Portfolio turnover rate^	47	%(z)	54%		72%	102%		102%	73%

See Notes to Financial Statements.

1126

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01) and $0.00# for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.10) and $(0.06) for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.03% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

1127

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.5%)
Adagio CLO VIII DAC,
Series VIII-A A 4.836%, 4/15/32 (l)§	EUR	300,000	$320,597
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 6.739%, 1/16/30 (l)§		$75,124	75,161
Bumper BE NV/SA,
Series 2021-BE1 A 4.298%, 10/23/31 (l)(m)	EUR	157,701	169,111
CIT Mortgage Loan Trust,
Series 2007-1 1M1 6.960%, 10/25/37 (l)§		$177,545	174,302
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 6.150%, 10/25/35 (l)		100,000	86,181
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 5.680%, 7/25/37 (l)§		270,505	180,531
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A 5.600%, 7/25/37 (l)		61,841	55,969
Series 2007-6 1A 5.660%, 9/25/37 (l)		13,177	11,571
Series 2007-8 1A1 5.650%, 11/25/37 (l)		120,618	113,011
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 6.200%, 8/25/47 (l)		27,585	26,045
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A 6.623%, 9/15/37 (l)§		7,613	7,575
GSAA Trust,
Series 2006-7 AF4A 6.720%, 3/25/46(e)		18,720	9,913
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 5.680%, 4/25/37 (l)		18,302	13,489
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 5.780%, 5/25/37 (l)		674	674
Lehman XS Trust,
Series 2007-20N A1 7.760%, 12/25/37 (l)		104,214	105,404
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 5.700%, 8/25/36 (l)		63,838	24,489
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 5.760%, 10/25/36 (l)		108,490	33,643
New Century Home Equity Loan Trust,
Series 2004-4 M1 6.225%, 2/25/35 (l)		44,918	42,172

Option One Mortgage Loan Trust,
Series 2004-3 M2 6.315%, 11/25/34 (l)		11,337	11,314
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 5.780%, 7/25/36 (l)		155,135	48,474
Series 2006-HE2 A2C 5.760%, 7/25/36 (l)		45,292	16,690
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 5.660%, 6/25/37 (l)		96,857	64,658
Series 2007-OPT2 2A3 5.640%, 7/25/37 (l)		46,426	41,762

Total Asset-Backed Securities			1,632,736

Collateralized Mortgage Obligations (2.6%)
Alba plc,
Series 2007-1 A3 5.499%, 3/17/39 (l)(m)	GBP	132,336	163,213
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35		$31,388	16,993
Series 2006-HY11 A1 5.700%, 6/25/36 (l)		65,386	56,684
Series 2007-1T1 1A1 6.000%, 3/25/37		144,100	51,196
Series 2007-4CB 1A35 6.000%, 4/25/37		27,457	22,499
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		39,080	31,686
Angel Oak Mortgage Trust,
Series 2020-4 A1 1.469%, 6/25/65 (l)§		42,817	39,844
Brants Bridge plc,
Series 2023-1 A 6.113%, 6/14/66 (l)(m)	GBP	425,351	538,301
Canterbury Finance NO 4 plc,
Series 4 A2 6.060%, 5/16/58 (l)(m)		296,825	375,253
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37		$43,859	19,705
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 4.647%, 3/25/37 (l)		39,562	32,058
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34		4,934	4,639
CSMC Trust,
Series 2007-4R 1A1 5.532%, 10/26/36 (l)§		2,863	2,405
Series 2015-3R 5A2 5.610%, 9/29/36 (l)§		52,662	51,141
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 6.033%, 10/19/45 (l)		38,462	33,315

See Notes to Financial Statements.

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June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)

Dutch Property Finance BV,
Series 2022-2 A 4.764%, 4/28/62 (l)(m)	EUR	257,535	$277,040
Eurosail plc,
Series 2006-3X B1A 4.005%, 9/10/44 (l)(m)		69,965	74,651
Formentera Issuer plc,
Series 2022-1 A
6.046%, 7/28/47 (l)(m)	GBP	327,834	414,594
GNMA,
Series 2016-H17 FC
6.267%, 8/20/66 (l)		$117,041	116,992
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.333%, 12/25/34 (l)		2,844	2,592
Series 2005-AR4 6A1
5.435%, 7/25/35 (l)		12,540	11,197
Harbour No. 1 plc,
Series 1 A1
6.046%, 1/28/54 (l)(m)	GBP	268,239	339,176
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
5.920%, 3/25/36 (l)		$26,137	23,576
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
6.394%, 4/25/35 (l)		914	907
Lehman Mortgage Trust,
Series 2005-3 4A1
5.096%, 1/25/36 (l)		5,619	5,104
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58 (l)§		30,386	29,143
RALI Trust,
Series 2007-QH8 A
6.020%, 10/25/37 (l)		25,331	20,626
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		117,965	40,765
Sequoia Mortgage Trust,
Series 6 A
6.093%, 4/19/27 (l)		23,810	23,104
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		23,007	16,223

Total Collateralized Mortgage Obligations			2,834,622

Commercial Mortgage-Backed Securities (0.1%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
6.826%, 12/15/31 (l)§		57,172	51,331

STWD Ltd.,
Series 2019-FL1 A
6.523%, 7/15/38 (l)§		12,450	12,450

Total Commercial Mortgage-Backed Securities			63,781

Corporate Bonds (4.6%)
Financials (4.6%)
Banks (2.7%)
Kreditanstalt fuer Wiederaufbau
2.625%, 1/10/34 (m)	EUR	2,800,000	2,910,866
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50 (m)		400	44
0.500%, 10/1/53		109,177	10,985
1.500%, 10/1/53		4,998	544

			2,922,439

Capital Markets (0.3%)
UBS Group AG (EURIBOR 3 Month + 1.00%), 4.923%, 1/16/26 (k)(m)	EUR	300,000	322,255

Financial Services (1.6%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	5,380	613
1.000%, 10/1/50		8,155	859
1.000%, 10/1/50 (m)		12,258	1,344
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e
5.000%, 10/1/53 (m)		290,790	42,019
Series 01E
0.500%, 10/1/43 (m)		2	—
1.000%, 10/1/53 (m)		32,588	3,352
2.000%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		8,801,821	1,167,503
Series 01EE
1.000%, 10/1/50 (m)		48,823	5,139
1.500%, 10/1/52 (m)		27,584	3,141
Series CCE
1.000%, 10/1/50 (m)		13,438	1,472
Realkredit Danmark A/S
1.000%, 10/1/53 (m)		27,719	3,011
Series 23S
1.500%, 10/1/53 (m)		454,240	51,704
3.000%, 10/1/53 (m)		2,873,736	380,702
Series 27S
1.500%, 10/1/53 (m)		2	—
Series CCS
1.000%, 10/1/50 (m)		2	—

			1,660,859

Total Financials			4,905,553

Total Corporate Bonds			4,905,553

Foreign Government Securities (61.4%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	50,080
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	3,697,706	3,913,772
1.300%, 5/15/28 TIPS (m)		3,629,930	3,825,886
0.400%, 5/15/30 TIPS (m)		1,455,636	1,437,101
0.100%, 5/15/33 TIPS (m)		699,066	632,175
1.800%, 5/15/36 TIPS (m)		2,129,379	2,173,754

See Notes to Financial Statements.

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June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)

Canada Government Bond 3.000%, 12/1/36 TIPS	CAD	779,815	$643,284
2.000%, 12/1/41 TIPS		288,854	217,107
1.500%, 12/1/44 TIPS		180,638	126,163
1.250%, 12/1/47 TIPS		521,140	348,940
0.500%, 12/1/50 TIPS		308,980	172,079
Commonwealth of Australia 3.000%, 9/20/25 TIPS (m)	AUD	1,392,798	936,336
2.000%, 8/21/35 TIPS (m)		937,930	626,315
1.250%, 8/21/40 TIPS (m)		385,710	227,765
European Financial Stability Facility 2.625%, 7/16/29 (m)	EUR	1,600,000	1,687,347
2.375%, 6/21/32 (m)		3,500,000	3,581,313
Federal Republic of Germany 0.500%, 4/15/30 TIPS (m)		126,648	135,260
0.100%, 4/15/33 TIPS (m)		480,800	499,419
French Republic 0.250%, 7/25/24 TIPS (m)		381,966	408,868
0.100%, 3/1/25 TIPS (m)		786,469	826,134
0.100%, 3/1/26 TIPS (m)		1,313,961	1,375,179
1.850%, 7/25/27 TIPS (m)		1,741,805	1,912,566
0.100%, 3/1/28 TIPS (m)		951,712	973,426
0.100%, 3/1/29 TIPS (m)		723,798	742,698
0.100%, 7/25/31 TIPS (m)		1,435,632	1,448,477
0.100%, 3/1/32 TIPS (m)		686,010	681,646
0.100%, 7/25/36 TIPS (m)		1,651,912	1,558,303
0.550%, 3/1/39 TIPS (m)		314,790	307,781
1.800%, 7/25/40 TIPS (m)		574,176	664,680
Japan Government Bond CPI Linked 0.100%, 3/10/26 TIPS	JPY	142,073,099	906,333
0.100%, 3/10/28 TIPS		258,529,879	1,681,147
0.100%, 3/10/29 TIPS		64,725,600	422,472
Series 20 0.100%, 3/10/25 TIPS		14,222,000	89,452
Kingdom of Spain 0.650%, 11/30/27 TIPS (m)	EUR	1,124,289	1,184,371
1.000%, 11/30/30 TIPS (m)		1,314,201	1,399,167
0.700%, 11/30/33 TIPS (m)		1,353,946	1,375,921
Kingdom of Sweden 1.000%, 6/1/25 TIPS (m)	SEK	4,300,000	529,806
0.125%, 6/1/26 TIPS (m)		6,950,000	845,471
0.125%, 12/1/27 TIPS (m)		500,000	59,484
New Zealand Government Bond 2.500%, 9/20/35 TIPS (m)	NZD	130,320	77,765
2.500%, 9/20/40 TIPS (m)		386,910	223,891
Republic of Italy
(EURIBOR 6 Month + 0.80%), 4.662%, 10/15/28 (k)(m)	EUR	900,000	966,216
U.K. Treasury Bonds 0.500%, 1/31/29 (m)	GBP	1,000,000	1,078,872
3.500%, 1/22/45 (m)		200,000	215,021
4.250%, 12/7/46 (m)		300,000	358,137
0.625%, 10/22/50 (m)		200,000	101,014
U.K. Treasury Inflation Linked Bonds 1.250%, 11/22/27 TIPS (m)		1,388,695	1,807,340
0.125%, 8/10/28 TIPS (m)		1,103,024	1,382,104
0.125%, 8/10/31 TIPS (m)		721,210	896,985
1.250%, 11/22/32 TIPS (m)		1,205,715	1,620,577
0.750%, 3/22/34 TIPS (m)		1,823,635	2,325,751
2.000%, 1/26/35 TIPS (m)		400,000	1,241,791
0.125%, 11/22/36 TIPS (m)		962,429	1,119,679

1.125%, 11/22/37 TIPS (m)	GBP	571,095	743,420
0.625%, 3/22/40 TIPS (m)		889,055	1,052,231
0.125%, 8/10/41 TIPS (m)		756,102	810,145
0.625%, 11/22/42 TIPS (m)		996,638	1,147,926
0.125%, 3/22/44 TIPS (m)		952,884	962,476
0.125%, 3/22/46 TIPS (m)		536,152	523,453
0.750%, 11/22/47 TIPS (m)		1,019,172	1,137,742
0.125%, 8/10/48 TIPS (m)		672,504	635,059
0.500%, 3/22/50 TIPS (m)		775,772	793,074
0.125%, 3/22/51 TIPS (m)		261,806	237,376
0.250%, 3/22/52 TIPS (m)		679,178	635,326
1.250%, 11/22/55 TIPS (m)		682,615	837,827
0.125%, 11/22/56 TIPS (m)		443,308	383,708
0.125%, 3/22/58 TIPS (m)		469,426	400,647
0.375%, 3/22/62 TIPS (m)		847,288	777,577
0.125%, 11/22/65 TIPS (m)		554,363	445,563
0.125%, 3/22/68 TIPS (m)		686,123	542,080
0.125%, 3/22/73 TIPS (m)		124,870	102,030

Total Foreign Government Securities			66,210,281

Mortgage-Backed Securities (14.0%)
FHLMC UMBS 6.000%, 10/1/53		$397,110	398,838
FNMA UMBS 6.500%, 12/1/53		184,522	187,996
6.000%, 1/1/54		95,913	96,330
FNMA/FHLMC UMBS, 30 Year, Single Family 4.000%, 7/25/54 TBA		1,200,000	1,100,063
4.500%, 7/25/54 TBA		6,800,000	6,421,750
6.000%, 8/25/54 TBA		2,000,000	2,007,422
6.500%, 8/25/54 TBA		2,000,000	2,036,562
GNMA 3.500%, 11/20/52		99,990	89,992
3.500%, 8/15/54 TBA		3,000,000	2,701,992

Total Mortgage-Backed Securities			15,040,945

Supranational (2.7%)
European Union 3.125%, 12/5/28 (m)	EUR	1,800,000	1,937,854
3.250%, 7/4/34 (m)		900,000	973,047

Total Supranational			2,910,901

U.S. Treasury Obligations (60.2%)
U.S. Treasury Inflation Linked Bonds 2.375%, 1/15/25 TIPS		$1,646,776	1,631,910
2.000%, 1/15/26 TIPS		467,612	461,767
1.750%, 1/15/28 TIPS		1,192,846	1,173,727
3.875%, 4/15/29 TIPS		953,650	1,030,006
2.125%, 2/15/40 TIPS		609,281	605,477
2.125%, 2/15/41 TIPS		1,302,920	1,296,969
0.750%, 2/15/42 TIPS		1,512,506	1,187,373
0.625%, 2/15/43 TIPS		375,040	283,270
1.375%, 2/15/44 TIPS		1,923,865	1,657,000
0.750%, 2/15/45 TIPS		2,037,226	1,534,995
1.000%, 2/15/46 TIPS		2,223,144	1,744,673
0.875%, 2/15/47 TIPS		1,067,704	806,791
1.000%, 2/15/48 TIPS		896,408	690,747
0.250%, 2/15/50 TIPS		243,916	149,958

See Notes to Financial Statements.

1130

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

0.125%, 2/15/51 TIPS	$674,425	$392,895
0.125%, 2/15/52 TIPS	563,175	322,259
1.500%, 2/15/53 TIPS	316,446	267,874
2.125%, 2/15/54 TIPS	306,495	300,279
U.S. Treasury Inflation Linked Notes 0.250%, 1/15/25 TIPS	1,059,040	1,037,402
0.125%, 10/15/25 TIPS (z)	2,295,998	2,219,950
0.625%, 1/15/26 TIPS (z)	2,876,684	2,782,604
0.125%, 4/15/26 TIPS (z)	4,065,074	3,882,869
0.125%, 7/15/26 TIPS	1,478,130	1,412,611
0.125%, 10/15/26 TIPS	917,952	873,561
0.375%, 1/15/27 TIPS (z)	2,959,486	2,812,891
0.125%, 4/15/27 TIPS	333,153	313,425
0.375%, 7/15/27 TIPS	1,268,962	1,203,992
1.625%, 10/15/27 TIPS	1,376,011	1,353,972
0.500%, 1/15/28 TIPS (z)	5,060,448	4,768,264
0.750%, 7/15/28 TIPS (z)	2,273,380	2,160,931
2.375%, 10/15/28 TIPS (z)	921,312	933,680
0.875%, 1/15/29 TIPS	86,923	82,361
2.125%, 4/15/29 TIPS (z)	506,855	507,806
0.250%, 7/15/29 TIPS (z)	2,902,647	2,665,890
0.125%, 1/15/30 TIPS (z)	4,874,760	4,390,745
0.125%, 7/15/30 TIPS (z)	2,115,669	1,895,024
0.125%, 7/15/31 TIPS (z)	6,586,312	5,789,751
0.125%, 1/15/32 TIPS	1,922,887	1,667,185
0.625%, 7/15/32 TIPS (z)	4,640,388	4,166,634
1.125%, 1/15/33 TIPS	736,827	682,912
1.375%, 7/15/33 TIPS	1,858,320	1,758,571

Total U.S. Treasury Obligations		64,901,001

Total Long-Term Debt Securities (147.1%)
(Cost $174,739,594)		158,499,820

Total Investments in Securities (147.1%)
(Cost $174,739,594)		158,499,820
Other Assets Less Liabilities (-47.1%)		(50,744,010)

Net Assets (100%)		$107,755,810

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $944,480 or 0.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $71,708,016 or 66.5% of net assets.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Belgium	0.2
Canada	1.4
Cayman Islands	0.1
Denmark	1.5
France	10.1
Germany	3.3
Ireland	0.3
Italy	12.0
Japan	2.9
Netherlands	0.3
New Zealand	0.3
Peru	0.0 #
Spain	3.7
Supranational	7.6
Sweden	1.3
Switzerland	0.3
United Kingdom	24.3
United States	75.8
Cash and Other	(47.1)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

1131

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	26	9/2024	AUD	1,969,808	(4,808)
Euro-BTP	18	9/2024	EUR	2,222,457	(16,475)
Euro-Bund	31	9/2024	EUR	4,369,712	46,146
Euro-OAT	4	9/2024	EUR	527,422	1,552
Long Gilt	6	9/2024	GBP	740,029	2,614
U.S. Treasury 10 Year Note	44	9/2024	USD	4,839,313	19,875
U.S. Treasury 10 Year Ultra Note	7	9/2024	USD	794,719	(5,803)
U.S. Treasury Long Bond	4	9/2024	USD	473,250	5,557

					48,658

Short Contracts
Euro-Bobl	(84)	9/2024	EUR	(10,474,919)	(62,841)
Euro-Buxl	(31)	9/2024	EUR	(4,323,896)	(103,692)
Euro-Schatz	(23)	9/2024	EUR	(2,603,587)	(11,417)
U.S. Treasury 2 Year Note	(123)	9/2024	USD	(25,118,906)	(65,310)
U.S. Treasury 5 Year Note	(120)	9/2024	USD	(12,789,375)	(88,786)
U.S. Treasury Ultra Bond	(53)	9/2024	USD	(6,643,219)	(74,200)

					(406,246)

					(357,588)

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,901,629	USD	1,933,936	JPMorgan Chase Bank	7/2/2024	1,741
DKK	11,165,488	USD	1,602,199	JPMorgan Chase Bank	7/2/2024	1,139
EUR	33,823,213	USD	36,212,431	Barclays Bank plc	7/2/2024	10,540
USD	1,485,778	CAD	2,028,000	Goldman Sachs Bank USA	7/2/2024	3,376
USD	990,788	DKK	6,789,052	Bank of America	7/2/2024	15,896
USD	640,395	DKK	4,398,787	Barclays Bank plc	7/2/2024	8,739
USD	37,254,740	EUR	34,314,053	Bank of America	7/2/2024	506,105
USD	205,879	EUR	192,000	Barclays Bank plc	7/2/2024	257
USD	188,356	EUR	173,000	Deutsche Bank AG	7/2/2024	3,081
USD	26,045,439	GBP	20,412,090	Deutsche Bank AG	7/2/2024	242,516
USD	269,356	GBP	211,000	JPMorgan Chase Bank	7/2/2024	2,631
USD	3,120,531	JPY	488,460,915	Goldman Sachs Bank USA	7/2/2024	84,538
USD	309,047	NZD	506,135	Bank of America	7/2/2024	760
USD	1,389,679	SEK	14,595,000	JPMorgan Chase Bank	7/2/2024	12,661
USD	111,849	BRL	573,785	Goldman Sachs Bank USA**	8/2/2024	9,592
USD	3,035,804	JPY	485,405,378	Barclays Bank plc	8/2/2024	4,065
USD	308,446	NZD	506,135	JPMorgan Chase Bank	8/2/2024	156
USD	1,377,810	SEK	14,580,064	Barclays Bank plc	8/2/2024	6
USD	222,201	PEN	832,655	Deutsche Bank AG**	9/18/2024	5,575

Total unrealized appreciation						913,374

EUR	239,000	USD	256,889	Bank of America	7/2/2024	(932)
EUR	221,000	USD	238,209	Barclays Bank plc	7/2/2024	(1,529)
EUR	72,000	USD	77,464	JPMorgan Chase Bank	7/2/2024	(356)
GBP	111,000	USD	140,599	Barclays Bank plc	7/2/2024	(284)
GBP	89,000	USD	112,916	JPMorgan Chase Bank	7/2/2024	(412)
SEK	14,602,386	USD	1,377,810	Barclays Bank plc	7/2/2024	(96)
USD	1,920,231	AUD	2,901,629	Barclays Bank plc	7/2/2024	(15,445)
USD	1,935,633	AUD	2,901,629	JPMorgan Chase Bank	8/2/2024	(1,730)

See Notes to Financial Statements.

1132

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,479,104	CAD	2,024,623	Goldman Sachs Bank USA	8/2/2024	(1,915)
USD	1,602,199	DKK	11,145,770	JPMorgan Chase Bank	8/2/2024	(1,238)
USD	39,286,247	EUR	36,644,213	Barclays Bank plc	8/2/2024	(17,161)
USD	1,723,947	EUR	1,608,000	Deutsche Bank AG	8/2/2024	(742)
USD	16,435	GBP	13,000	Barclays Bank plc	8/2/2024	(2)
USD	25,819,471	GBP	20,423,090	JPMorgan Chase Bank	8/2/2024	(2,293)
MXN	218,251	USD	12,060	JPMorgan Chase Bank	9/18/2024	(278)

Total unrealized depreciation						(44,413)

Net unrealized appreciation						868,961

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Schatz	Exchange Traded	42	EUR	(4,200,000)	EUR	116.00	7/26/2024	(2,924)

Total Written Options Contracts (Premiums Received ($7,217))								(2,924)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,632,736	$—	$1,632,736
Collateralized Mortgage Obligations	—	2,834,622	—	2,834,622
Commercial Mortgage-Backed Securities	—	63,781	—	63,781
Corporate Bonds
Financials	—	4,905,553	—	4,905,553
Foreign Government Securities	—	66,210,281	—	66,210,281
Forward Currency Contracts	—	913,374	—	913,374
Futures	75,744	—	—	75,744
Mortgage-Backed Securities	—	15,040,945	—	15,040,945
Supranational	—	2,910,901	—	2,910,901
U.S. Treasury Obligations	—	64,901,001	—	64,901,001

Total Assets	$75,744	$159,413,194	$—	$159,488,938

Liabilities:
Forward Currency Contracts	$—	$(44,413)	$—	$(44,413)
Futures	(433,332)	—	—	(433,332)
Options Written
Call Options Written	(2,924)	—	—	(2,924)

Total Liabilities	$(436,256)	$(44,413)	$—	$(480,669)

Total	$(360,512)	$159,368,781	$—	$159,008,269

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$75,744	*
Foreign exchange contracts	Receivables	913,374

Total		$989,118

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(436,256	)*
Foreign exchange contracts	Payables	(44,413)

Total		$(480,669)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$38,684	$124,965	$488,305	$—	$651,954
Foreign exchange contracts	—	—	—	657,527	657,527

Total	$38,684	$124,965	$488,305	$657,527	$1,309,481

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$56,966	$513,584	$—	$570,550
Foreign exchange contracts	—	—	1,543,143	1,543,143

Total	$56,966	$513,584	$1,543,143	$2,113,693

(1) Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$23,751,000
Average notional value of contracts – short	71,886,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$27,270,000
Average settlement value sold – in USD	122,427,000

Options
Average value of option contracts written	$42,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$522,761	$(932)	$(521,829)	$—
Barclays Bank plc	23,607	(23,607)	—	—
Deutsche Bank AG	251,172	(742)	(250,430)	—
Goldman Sachs Bank USA	97,506	(1,915)	—	95,591
JPMorgan Chase Bank	18,328	(6,307)	—	12,021

Total	$913,374	$(33,503)	$(772,259)	$107,612

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$932	$(932)	$—	$—
Barclays Bank plc	34,517	(23,607)	—	10,910
Deutsche Bank AG	742	(742)	—	—
Goldman Sachs Bank USA	1,915	(1,915)	—	—
JPMorgan Chase Bank	6,307	(6,307)	—	—

Total	$44,413	$(33,503)	$—	$10,910

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	5.45%	6/13/2024	7/25/2024	$(2,656,987)	$(2,673,049)
BNP Paribas	5.45	6/13/2024	7/25/2024	(2,518,714)	(2,532,857)
BNP Paribas	5.45	6/13/2024	7/25/2024	(4,378,580)	(4,405,722)
BNP Paribas	5.45	6/13/2024	7/25/2024	(1,048,429)	(1,054,939)
BNP Paribas	5.45	6/13/2024	7/25/2024	(5,782,478)	(5,818,302)
BNP Paribas	5.45	6/13/2024	7/25/2024	(4,163,742)	(4,186,893)
BNP Paribas	5.45	6/13/2024	7/25/2024	(930,947)	(934,362)
BofA Securities, Inc.	5.59	6/26/2024	7/2/2024	(4,761,617)	(4,765,639)
BofA Securities, Inc.	5.59	6/26/2024	7/2/2024	(2,809,692)	(2,812,128)
BofA Securities, Inc.	5.59	6/26/2024	7/2/2024	(3,878,344)	(3,881,874)
BofA Securities, Inc.	5.50	6/28/2024	7/1/2024	(507,768)	(507,913)
BofA Securities, Inc.	5.48	6/28/2024	7/1/2024	(2,159,059)	(2,159,905)
BofA Securities, Inc.	5.48	6/28/2024	7/1/2024	(657,602)	(657,894)

					$(36,391,477)

(1)	The average amount of borrowings while outstanding for 182 days during the six months ended June 30, 2024, was approximately $33,341,000 at a weighted average interest rate of 5.41%.
(2)	Payable for sale-buyback transactions includes $137,518 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1135

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	June 30, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(36,391,477)	$—	$—	$(36,391,477)

Total Borrowings	$—	$(36,391,477)	$—	$—	$(36,391,477)

Gross amount of recognized liabilities for sale-buybacks					$(36,391,477)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2024:

Counterparty	Payable for Sale- Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(21,606,124)	$21,525,575	$—	$(80,549)
BofA Securities, Inc.	(14,785,353)	14,789,996	—	4,643

	$(36,391,477)	$36,315,571	$—	$(75,906)

(3) Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$98,337,567
Long-term U.S. government debt securities	3,168,927

$101,506,494

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$87,857,766
Long-term U.S. government debt securities	6,155,528

$94,013,294

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,140,972
Aggregate gross unrealized depreciation	(28,414,841)

Net unrealized depreciation	$(22,273,869)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$181,282,138

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $174,739,594)	$158,499,820
Cash	283,718
Foreign cash (Cost $583,543)	446,849
Cash held as collateral at broker for futures	892,000
Receivable for forward settling transactions	6,764,063
Unrealized appreciation on forward foreign currency contracts	913,374
Due from Custodian	550,247
Dividends, interest and other receivables	438,977
Due from broker for futures variation margin	184,026
Receivable for Portfolio shares sold	21,524
Receivable for securities sold	7,310
Other assets	1,257

Total assets	169,003,165

LIABILITIES
Payable for sale-buyback financing transactions	36,391,477
Payable for forward settling transactions	21,046,898
Payable for securities purchased	2,658,457
Payable for return of cash collateral on forward foreign currency contracts	880,000
Payable for Portfolio shares repurchased	54,429
Unrealized depreciation on forward foreign currency contracts	44,413
Investment management fees payable	27,454
Distribution fees payable – Class IB	18,233
Payable for return of cash collateral on forward settling transactions	10,000
Administrative fees payable	8,177
Options written, at value (Premiums received $7,217)	2,924
Trustees’ fees payable	301
Accrued expenses	104,592

Total liabilities	61,247,355

Commitments and contingent liabilities^
NET ASSETS	$107,755,810

Net assets were comprised of:
Paid in capital	$134,313,136
Total distributable earnings (loss)	(26,557,326)

Net assets	$107,755,810

Class IB
Net asset value, offering and redemption price per share, $88,312,354 / 11,913,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.41

Class K
Net asset value, offering and redemption price per share, $19,443,456 / 2,601,462 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.47

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest (net of $43 foreign withholding tax)	$1,902,655
Dividends	39

Total income	1,902,694

EXPENSES
Interest expense	924,247
Investment management fees	323,657
Distribution fees – Class IB	111,174
Administrative fees	49,806
Professional fees	48,041
Custodian fees	36,431
Printing and mailing expenses	10,865
Trustees’ fees	1,817
Miscellaneous	8,978

Gross expenses	1,515,016
Less: Waiver from investment manager	(155,951)

Net expenses	1,359,065

NET INVESTMENT INCOME (LOSS)	543,629

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(707,867)
Futures contracts	488,305
Forward foreign currency contracts	657,527
Foreign currency transactions	122,051
Options written	124,965

Net realized gain (loss)	684,981

Change in unrealized appreciation (depreciation) on:
Investments in securities	(3,948,427)
Futures contracts	513,584
Forward foreign currency contracts	1,543,143
Foreign currency translations	50,262
Options written	56,966

Net change in unrealized appreciation (depreciation)	(1,784,472)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,099,491)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(555,862)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$543,629	$1,744,540
Net realized gain (loss)	684,981	(3,027,910)
Net change in unrealized appreciation (depreciation)	(1,784,472)	5,798,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(555,862)	4,515,530

Distributions to shareholders:
Class IB	—	(549,423)
Class K	—	(114,132)

Total distributions to shareholders	—	(663,555)

Tax return of capital:
Class IB	—	(1,236,671)
Class K	—	(299,155)

Total	—	(1,535,826)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 649,177 and 1,238,322 shares, respectively ]	4,782,959	9,089,668
Capital shares issued in reinvestment of dividends and distributions [ 0 and 244,867 shares, respectively ]	—	1,786,094
Capital shares repurchased [ (1,122,399) and (2,193,387) shares, respectively ]	(8,258,223)	(16,113,606)

Total Class IB transactions	(3,475,264)	(5,237,844)

Class K
Capital shares sold [ 248,945 and 295,550 shares, respectively ]	1,846,677	2,187,445
Capital shares issued in reinvestment of dividends and distributions [ 0 and 56,144 shares, respectively ]	—	413,287
Capital shares repurchased [ (205,459) and (418,500) shares, respectively ]	(1,525,087)	(3,093,556)

Total Class K transactions	321,590	(492,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,153,674)	(5,730,668)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,709,536)	(3,414,519)
NET ASSETS:
Beginning of period	111,465,346	114,879,865

End of period	$107,755,810	$111,465,346

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2024 (Unaudited)
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$(555,862)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(137,566,579)
Proceeds from disposition of investments in securities	132,842,242
Decrease in payable for forward settling transactions	(669,754)
Decrease in receivable for forward settling transactions	4,106,425
Change in unrealized (appreciation) depreciation on investments in securities	3,948,427
Change in unrealized (appreciation) depreciation on options written	(56,966)
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(1,543,143)
Net realized (gain) loss on investments in securities	707,867
Net amortization (accretion) of income	(222,956)
Increase in payable for return of cash collateral on forward foreign currency contracts	880,000
Decrease in payable for return of cash collateral on forward settlement transactions	(246,000)
Decrease in trustees’ fees payable	(109)
Decrease in administrative fees payable	(645)
Increase in other assets	(847)
Decrease in distribution fees payable - Class IB	(1,215)
Decrease in accrued expenses	(1,321)
Decrease in investment management fees payable	(1,401)
Increase in due from broker for futures variation margin	(61,317)
Decrease in premiums received on options written	(64,107)
Increase in dividends, interest and other receivables	(123,160)
Due from custodian	(550,247)

Net cash provided (used) by operating activities	819,332

Cash flows provided (used) by financing activities:
Proceeds from shares sold	6,619,504
Payment for shares repurchased	(9,771,615)
Proceeds from sale-buyback transactions	310,496,370
Payments on sale-buyback transactions	(311,345,963)
Increase in payable for sale-buyback financing transactions	3,172,062

Net cash provided (used) by financing activities	(829,642)

Net increase/(decrease) in cash	(10,310)

Cash, foreign currency and restricted cash:
Beginning of period	1,632,877

End of period	$1,622,567

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2024, the Portfolio paid $924,247 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Cash	$283,718	$576,249
Foreign cash	446,849	283,628
Cash held as collateral at broker for futures	892,000	773,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,622,567	$1,632,877

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.45		$7.30	$9.72	$10.78	$9.88	$9.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.11	0.49	0.21	(0.06)	(0.01)
Net realized and unrealized gain (loss)	(0.07)		0.18	(2.04)	0.21	1.08	0.78

Total from investment operations	(0.04)		0.29	(1.55)	0.42	1.02	0.77

Less distributions:
Dividends from net investment income	—		— #	(0.84)	(0.56)	—	(0.35)
Distributions from net realized gains	—		(0.04)	(0.03)	(0.41)	(0.12)	(0.01)
Return of capital	—		(0.10)	—	(0.51)	—	—

Total dividends and distributions	—		(0.14)	(0.87)	(1.48)	(0.12)	(0.36)

Net asset value, end of period	$7.41		$7.45	$7.30	$9.72	$10.78	$9.88

Total return (b)	(0.54)%		4.09%	(16.10)%	4.01%	10.33%	8.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,312		$92,276	$95,592	$115,131	$96,173	$75,148
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	2.56%		2.36%	1.31%	0.92%	1.05%	1.75%
Before waivers (a)(f)(g)	2.85%		2.65%	1.53%	1.10%	1.26%	1.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.95%		1.52%	5.60%	1.94%	(0.56)%	(0.10)%
Before waivers (a)(f)	0.66%		1.23%	5.38%	1.76%	(0.76)%	(0.29)%
Portfolio turnover rate^	62	%(z)	90%	82%	113%	245%	181%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.50		$7.35	$9.79	$10.87	$9.93	$9.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.13	0.51	0.23	(0.03)	0.02
Net realized and unrealized gain (loss)	(0.08)		0.18	(2.06)	0.22	1.09	0.79

Total from investment operations	(0.03)		0.31	(1.55)	0.45	1.06	0.81

Less distributions:
Dividends from net investment income	—		— #	(0.86)	(0.61)	—	(0.38)
Distributions from net realized gains	—		(0.04)	(0.03)	(0.41)	(0.12)	(0.01)
Return of capital	—		(0.12)	—	(0.51)	—	—

Total dividends and distributions	—		(0.16)	(0.89)	(1.53)	(0.12)	(0.39)

Net asset value, end of period	$7.47		$7.50	$7.35	$9.79	$10.87	$9.93

Total return (b)	(0.40)%		4.31%	(15.97)%	4.29%	10.68%	8.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,443		$19,189	$19,288	$25,257	$24,668	$31,471
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	2.31%		2.11%	1.06%	0.67%	0.80%	1.50%
Before waivers (a)(f)(g)	2.60%		2.40%	1.28%	0.85%	1.00%	1.68%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.29%		1.74%	5.80%	2.13%	(0.28)%	0.16%
Before waivers (a)(f)	1.00%		1.45%	5.58%	1.94%	(0.48)%	(0.02)%
Portfolio turnover rate^	62	%(z)	90%	82%	113%	245%	181%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2024, includes interest expense of 1.71% for each class. Includes interest expense of 1.51%, 0.42%, 0.02%, 0.08% and 0.75% for the years ended 2023, 2022, 2021, 2020 and 2019 respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.8%)
Ares European CLO VI DAC,
Series 2013-6A ARR 4.516%, 4/15/30 (l)§	EUR	328,323	$351,097
Argent Mortgage Loan Trust,
Series 2005-W1 A1 5.940%, 5/25/35 (l)		$15,215	13,726
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 6.739%, 1/16/30 (l)§		75,124	75,161
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 6.039%, 1/25/35 (l)		309,016	304,981
BlueMountain CLO Ltd.,
Series 2016-3A A1R2 6.522%, 11/15/30 (l)§		370,532	370,710
C-Bass Trust,
Series 2006-CB9 A1 5.580%, 11/25/36 (l)		1,570	672
CIFC European Funding CLO III DAC,
Series 3A A 4.956%, 1/15/34 (l)§	EUR	250,000	267,552
CIT Mortgage Loan Trust,
Series 2007-1 1M1 6.960%, 10/25/37 (l)§		$177,545	174,302
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 5.540%, 1/25/37 (l)		3,197	2,250
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3 5.960%, 3/25/37 (l)		32,176	30,741
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 4.040%, 6/25/35 (l)		25,000	23,388
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR 4.608%, 8/15/32 (l)§	EUR	402,846	431,245
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 6.200%, 8/25/47 (l)		$9,195	8,682
Ellington Loan Acquisition Trust,
Series 2007-1 A1 6.560%, 5/25/37 (l)§		16,524	15,920
Elmwood CLO 24 Ltd.,
Series 2023-3A A1 7.033%, 12/11/33 (l)§		400,000	401,832
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 6.165%, 11/25/36 (l)		77,190	71,542
Fremont Home Loan Trust,
Series 2006-C 1A1 5.730%, 10/25/36 (l)		26,888	23,551
GSAMP Trust,
Series 2007-FM1 A2A 5.530%, 12/25/36 (l)		2,658	1,217

IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 5.600%, 7/25/36 (l)		17,080	5,242
LCM XXV Ltd.,
Series 25A AR 6.425%, 7/20/30 (l)§		122,092	122,115
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		31,202	27,531
Lehman XS Trust,
Series 2006-7 1A1A 5.780%, 5/25/36 (l)		20,980	19,045
Series 2006-8 3A4 6.900%, 6/25/36 (e)		10,846	10,259
Series 2007-20N A1 7.760%, 12/25/37 (l)		23,156	23,421
Magnetite XII Ltd.,
Series 2015-12A AR4 6.479%, 10/15/31 (l)§		361,599	361,780
Merrill Lynch Life Agency, Inc., 5.700%, 2/25/37 (l)		8,513	2,452
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 5.620%, 9/25/37 (l)		504	100
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D 5.680%, 10/25/36 (l)		672,666	270,730
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 5.510%, 11/25/36 (l)		319	101
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 6.165%, 1/25/36 (l)		10,059	9,908
OZLM XXIV Ltd.,
Series 2019-24A A1AR 6.746%, 7/20/32 (l)§		200,000	200,140
Palmer Square European Loan Funding DAC,
Series 2023-3A A 5.328%, 5/15/33 (l)§	EUR	368,624	395,883
Palmer Square Loan Funding Ltd.,
Series 2021-2A A1 6.387%, 5/20/29 (l)§		$65,630	65,635
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 6.510%, 10/25/34 (l)		57,334	56,107
Series 2005-WHQ4 M2 6.195%, 9/25/35 (l)		10,503	9,887
Renaissance Home Equity Loan Trust,
Series 2002-3 A 6.220%, 12/25/32 (l)		1,532	1,377
Saxon Asset Securities Trust,
Series 2007-3 1A 5.770%, 9/25/37 (l)		27,992	25,865

Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 5.780%, 7/25/36 (l)		155,135	48,474
Series 2007-HE1 A2A 5.580%, 12/25/36 (l)		10,091	2,036
Soundview Home Equity Loan Trust,
5.570%, 2/25/37 (l)		507,616	131,922
Soundview Home Loan Trust,
Series 2006-NLC1 A1 5.580%, 11/25/36 (l)§		1,636	442
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A 6.944%, 4/25/35 (l)		1,570	1,556
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR 6.670%, 7/15/31 (l)§		200,000	200,084

See Notes to Financial Statements.

1142

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		$2,343	$2,369
Wellfleet CLO Ltd.,
Series 2015-1A AR4 6.476%, 7/20/29 (l)§		5,693	5,692

Total Asset-Backed Securities			4,568,722

Collateralized Mortgage Obligations (4.2%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 5.940%, 7/25/37 (l)		21,301	17,731
Alternative Loan Trust,
Series 2005-62 2A1 6.153%, 12/25/35 (l)		751	609
Series 2006-OA11 A1B 5.840%, 9/25/46 (l)		40,336	37,023
Series 2006-OA19 A1 5.633%, 2/20/47 (l)		6,704	5,134
Series 2007-1T1 1A1 6.000%, 3/25/37		96,067	34,131
Series 2007-4CB 1A35 6.000%, 4/25/37		27,453	22,496
Series 2007-OA7 A1A 5.820%, 5/25/47 (l)		2,625	2,379
Banc of America Funding Trust,
Series 2006-A 1A1 6.023%, 2/20/36 (l)		2,176	1,997
Series 2006-J 2A1 4.347%, 1/20/47 (l)		61,236	50,503
Series 2006-J 4A1 5.020%, 1/20/47 (l)		2,071	1,724
Banc of America Mortgage Trust,
Series 2005-E 2A1 5.843%, 6/25/35 (l)		531	452
Series 2006-A 2A1 4.875%, 2/25/36 (l)		2,673	2,346
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.984%, 9/25/35 (l)		18,802	10,822
Series 2006-2 23A1 4.150%, 3/25/36 (l)		6,540	5,103

Bear Stearns ARM Trust,
Series 2004-10 13A1 5.075%, 1/25/35 (l)		2,359	2,164
Series 2005-1 2A1 4.809%, 3/25/35 (l)		2,993	2,641
Series 2005-9 A1 7.670%, 10/25/35 (l)		3,708	3,389
Series 2006-2 3A2 4.912%, 7/25/36 (l)		3,002	2,509
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		686	488
Series 2005-9 1A3 5.920%, 5/25/35 (l)		148,310	121,838
Series 2006-6 A4 6.000%, 4/25/36		9,884	4,726
Series 2006-HYB3 3A1B 3.959%, 5/20/36 (l)		1,726	1,581
Series 2007-1 A1 6.000%, 3/25/37		31,327	14,075
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 7.860%, 3/25/36 (l)		3,465	3,099
Series 2007-10 22AA 4.560%, 9/25/37 (l)		5,886	5,202
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		112,888	66,238
CSMC Trust,
Series 2007-4R 1A1 5.532%, 10/26/36 (l)§		3,868	3,250
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 5.560%, 10/25/36 (l)		138	109
Eurosail-UK plc,
Series 2007-3X A3A 6.282%, 6/13/45 (l)(m)	GBP	16,725	21,051
Series 2007-3X A3C 6.282%, 6/13/45 (l)(m)		7,431	9,370
FHLMC,
Series 278 F1 5.898%, 9/15/42 STRIPS (l)		$45,909	45,081
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 5.720%, 8/25/31 (l)		399	409
Series T-62 1A1 6.353%, 10/25/44 (l)		26,462	23,923
Series T-63 1A1 6.353%, 2/25/45 (l)		8,290	7,904
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 6.785%, 6/25/34 (l)		1,806	1,742
Series 2006-FA8 1A7 6.000%, 2/25/37		9,442	3,660
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 6.231%, 8/25/35 (l)		3,255	2,234

FNMA,
Series 2003-W8 3F2 5.800%, 5/25/42 (l)		618	615
Series 2004-63 FA 5.588%, 8/25/34 (l)		110	108
Series 2006-30 KF 5.890%, 5/25/36 (l)		166	165
Series 2006-5 3A2 6.081%, 5/25/35 (l)		1,928	1,961
Series 2007-63 FC 5.800%, 7/25/37 (l)		57	56
GNMA,
Series 2017-H10 FB 6.522%, 4/20/67 (l)		42,348	42,964
Series 2018-H15 FG 6.246%, 8/20/68 (l)		87,623	86,483
Series 2023-H09 FA 6.133%, 4/20/73 (l)		390,427	389,042
Series 2023-H15 FB 6.333%, 3/20/73 (l)		403,159	402,311
Series 2023-H19 FA 6.233%, 8/20/73 (l)		1,242,963	1,245,538

See Notes to Financial Statements.

1143

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 6.000%, 11/25/45 (l)	$2,880	$2,507
Series 2006-AR4 A6A 5.820%, 9/25/46 (l)	44,275	38,547
GreenPoint MTA Trust,
Series 2005-AR1 A2 5.900%, 6/25/45 (l)	1,885	1,679
GSR Mortgage Loan Trust,
Series 2004-12 3A6 5.333%, 12/25/34 (l)	2,133	1,944
Series 2005-AR1 1A1 6.167%, 1/25/35 (l)	918	847
Series 2005-AR4 6A1 5.435%, 7/25/35 (l)	1,344	1,200
Series 2005-AR6 2A1 5.057%, 9/25/35 (l)	1,969	1,815
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 6.013%, 2/19/36 (l)	1,808	860
Series 2005-2 2A1A 5.893%, 5/19/35 (l)	768	713
Series 2005-9 2A1A 6.133%, 6/20/35 (l)	1,499	1,365
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 5.342%, 11/25/35 (l)	947	970
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 6.240%, 5/25/34 (l)	183	165
Series 2004-AR11 2A 4.767%, 12/25/34 (l)	1,273	1,150
Series 2005-AR14 1A1A 6.020%, 7/25/35 (l)	3,337	2,337
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 5.920%, 3/25/36 (l)	60,564	54,628
Series 2006-A7 1A4 5.920%, 12/25/36 (l)	23,289	20,406

JP Morgan Mortgage Trust,
Series 2005-A1 6T1 5.643%, 2/25/35 (l)	1,064	971
Series 2005-A6 2A1 5.856%, 8/25/35 (l)	1,640	1,515
Series 2005-A6 4A1 5.006%, 9/25/35 (l)	190	174
Series 2005-A6 7A1 4.946%, 8/25/35 (l)	1,377	1,109
Series 2007-A1 1A1 5.770%, 7/25/35 (l)	931	900
Series 2007-A1 3A3 5.266%, 7/25/35 (l)	2,255	2,092
Series 2008-R2 1A1 4.150%, 7/27/37 (l)§	7,399	6,594
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 5.994%, 11/21/34 (l)	1,233	1,143
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 6.143%, 11/15/31 (l)	619	580
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 6.965%, 6/25/36 (l)	3,161	3,031
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 5.883%, 12/15/30 (l)	653	618
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§	34,405	32,584
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§	152,687	143,305
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 6.220%, 12/25/35 (l)	108,798	104,291
RALI Trust,
Series 2005-QO1 A1 5.760%, 8/25/35 (l)	1,327	966
Series 2007-QH8 A 6.020%, 10/25/37 (l)	28,142	22,915
Residential Asset Securitization Trust,
Series 2005-A5 A3 5.500%, 5/25/35 (l)	15,786	9,782
Series 2006-A10 A5 6.500%, 9/25/36	8,424	2,911
Series 2007-A6 2A1 6.500%, 6/25/37	125,427	26,304
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37	3,701	2,774
Sequoia Mortgage Trust,
Series 2007-3 1A1 5.853%, 7/20/36 (l)	5,631	4,804

Series 5 A 6.153%, 10/19/26 (l)	248	242
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 7.282%, 2/25/34 (l)	823	776
Series 2004-19 2A1 6.553%, 1/25/35 (l)	1,223	1,087
Series 2005-17 3A1 4.825%, 8/25/35 (l)	1,147	962
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 6.113%, 10/19/34 (l)	564	520
Series 2005-AR5 A1 5.953%, 7/19/35 (l)	1,187	1,090
Series 2005-AR5 A2 5.953%, 7/19/35 (l)	954	923
Series 2005-AR5 A3 5.953%, 7/19/35 (l)	4,290	3,988
Series 2006-AR3 11A1 5.880%, 4/25/36 (l)	2,214	1,905
Series 2006-AR4 2A1 5.840%, 6/25/36 (l)	656	630
Towd Point Mortgage Trust,
Series 2019-HY2 A1 6.460%, 5/25/58 (l)§	17,045	17,435
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 6.353%, 11/25/42 (l)	145	134

See Notes to Financial Statements.

1144

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-AR14 2A1 4.709%, 12/25/35 (l)		$689	$607
Series 2006-AR3 A1A 6.153%, 2/25/46 (l)		1,379	1,192
Series 2006-AR7 3A 6.201%, 7/25/46 (l)		8,206	6,886
Series 2007-OA4 1A 5.923%, 5/25/47 (l)		3,659	2,896

Total Collateralized Mortgage Obligations			3,250,145

Commercial Mortgage-Backed Securities (1.0%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2 2.920%, 1/25/26		400,000	391,553
STWD Ltd.,
Series 2019-FL1 A 6.523%, 7/15/38 (l)§		8,300	8,300
WSTN Trust,
Series 2023-MAUI A 6.518%, 7/5/37 (l)§		400,000	401,212

Total Commercial Mortgage-Backed Securities			801,065

Corporate Bonds (0.0%)†
Financials (0.0%)†
Banks (0.0%)†
Bank of America Corp.
Series FF (CME Term SOFR 3 Month + 3.19%), 5.875%, 3/15/28 (k)(y)		20,000	19,898

Total Financials			19,898

Information Technology (0.0%)†
Software (0.0%)†
VMware LLC
3.900%, 8/21/27		10,000	9,592

Total Information Technology			9,592

Total Corporate Bonds			29,490

Foreign Government Securities (5.9%)
Buoni Poliennali del Tesoro 1.400%, 5/26/25 TIPS (m)	EUR	2,298,574	2,432,886
1.800%, 5/15/36 TIPS (m)		101,399	103,512
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	256,053	198,162
French Republic
0.100%, 3/1/26 TIPS (m)	EUR	119,451	125,016
0.100%, 7/25/31 TIPS (m)		119,636	120,706
0.100%, 7/25/38 TIPS (m)		234,932	216,129
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	116,229,821	755,810
0.100%, 3/10/29 TIPS		98,167,159	640,748

Total Foreign Government Securities			4,592,969

Mortgage-Backed Securities (14.2%)
FHLMC UMBS
3.000%, 3/1/52		$93,093	79,384
4.500%, 11/1/52		91,249	86,267
FNMA UMBS
3.500%, 2/1/48		94,327	84,953
3.000%, 12/1/51		883,598	753,611
4.000%, 10/1/52		1,004,600	921,316
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 7/25/54 TBA		2,400,000	2,266,500
6.500%, 7/25/54 TBA		1,800,000	1,833,469
5.500%, 8/25/54 TBA		1,200,000	1,185,094
6.000%, 8/25/54 TBA		1,800,000	1,806,679
GNMA
3.500%, 11/20/52		299,971	269,976
3.500%, 7/15/54 TBA		2,000,000	1,800,469

Total Mortgage-Backed Securities			11,087,718

U.S. Treasury Obligations (107.9%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,358,602	1,341,621
2.375%, 1/15/27 TIPS		31,096	31,074
1.750%, 1/15/28 TIPS		2,454,539	2,415,198
3.625%, 4/15/28 TIPS		2,520,167	2,648,362
2.500%, 1/15/29 TIPS		978,468	995,911
3.875%, 4/15/29 TIPS		1,127,214	1,217,467
2.125%, 2/15/40 TIPS		1,117,016	1,110,041
2.125%, 2/15/41 TIPS		343,627	342,058
0.750%, 2/15/42 TIPS		1,470,877	1,154,693
0.625%, 2/15/43 TIPS		736,441	556,240
1.375%, 2/15/44 TIPS		2,179,483	1,877,160
0.750%, 2/15/45 TIPS		2,556,518	1,926,268
1.000%, 2/15/46 TIPS		2,209,911	1,734,288
0.875%, 2/15/47 TIPS		1,571,681	1,187,612
1.000%, 2/15/48 TIPS		673,895	519,285
0.250%, 2/15/50 TIPS		670,769	412,383
0.125%, 2/15/51 TIPS		1,035,724	603,375
0.125%, 2/15/52 TIPS		337,905	193,356
1.500%, 2/15/53 TIPS		632,892	535,747
2.125%, 2/15/54 TIPS		408,660	400,373

U.S. Treasury Inflation Linked Notes 0.125%, 10/15/24 TIPS		1,185,437	1,173,685
0.250%, 1/15/25 TIPS (z)		3,706,640	3,630,907
0.125%, 4/15/25 TIPS		2,597,725	2,526,092
0.375%, 7/15/25 TIPS		330,548	322,244
0.125%, 10/15/25 TIPS		2,175,156	2,103,110
0.625%, 1/15/26 TIPS		2,190,503	2,118,863
0.125%, 4/15/26 TIPS		1,793,415	1,713,031
0.125%, 7/15/26 TIPS		248,535	237,519
0.125%, 10/15/26 TIPS		1,376,928	1,310,341
0.375%, 1/15/27 TIPS		1,570,604	1,492,806
0.125%, 4/15/27 TIPS		444,204	417,900
0.375%, 7/15/27 TIPS		4,191,421	3,976,821
1.625%, 10/15/27 TIPS		3,069,563	3,020,399
0.500%, 1/15/28 TIPS (z)		4,779,524	4,503,560
0.750%, 7/15/28 TIPS		2,635,622	2,505,255
2.375%, 10/15/28 TIPS (z)		1,433,152	1,452,391
0.875%, 1/15/29 TIPS		745,056	705,954
2.125%, 4/15/29 TIPS		304,113	304,684
0.250%, 7/15/29 TIPS		3,058,321	2,808,867
0.125%, 1/15/30 TIPS		3,180,781	2,864,961
0.125%, 7/15/30 TIPS		2,262,421	2,026,471
0.125%, 1/15/31 TIPS		626,335	553,433
0.125%, 7/15/31 TIPS (z)		9,393,976	8,257,850

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
0.125%, 1/15/32 TIPS	$2,601,553	$2,255,604
0.625%, 7/15/32 TIPS (z)	7,230,372	6,492,197
1.125%, 1/15/33 TIPS	1,684,176	1,560,941
1.375%, 7/15/33 TIPS	3,097,200	2,930,951

Total U.S. Treasury Obligations		84,469,349

Total Long-Term Debt Securities (139.0%)
(Cost $112,983,910)		108,799,458

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (58.0%)
FFCB 5.08%, 5/16/25 (o)(p)	13,000,000	12,438,240
FHLB 2.64%, 7/2/24 (o)(p)	16,000,000	15,997,649
FHLMC 2.64%, 7/2/24 (o)(p)	17,000,000	16,997,503

Total U.S. Government Agency Securities		45,433,392

Total Short-Term Investments (58.0%)
(Cost $45,433,100)		45,433,392

Total Investments Before Securities Sold Short (197.0%)
(Cost $158,417,010)		154,232,850

Total Investments in Securities (197.0%)
(Cost $158,417,010)		154,232,850
Other Assets Less Liabilities (-97.0%)		(75,932,116)

Net Assets (100%)		$78,300,734

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $4,052,270 or 5.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $3,028,670 or 3.9% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2024.
(p)	Yield to maturity.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
ESTR	— Euro Short-Term Rate
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FCPIX	— Mexican Core Consumer Price Index
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HICPXT	— Harmonised Index of Consumer Prices ex Tobacco
JPY	— Japanese Yen
OAT	— Obligations Assimilables du Trésor
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and
Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TONAR	— Tokyo Over-Night Average Rate
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	13	9/2024	AUD	984,904	(2,050)
Euro-Bobl	18	9/2024	EUR	2,244,625	22,421
Euro-BTP	11	9/2024	EUR	1,358,168	(13,960)
Euro-Schatz	9	9/2024	EUR	1,018,795	4,435
U.S. Treasury 10 Year Note	19	9/2024	USD	2,089,703	13,504
U.S. Treasury 10 Year Ultra Note	7	9/2024	USD	794,719	4,146

					28,496

Short Contracts
Euro-Bund	(20)	9/2024	EUR	(2,819,169)	(26,653)
Euro-Buxl	(5)	9/2024	EUR	(697,403)	(16,719)
Euro-OAT	(12)	9/2024	EUR	(1,582,264)	12,649
Short-Term Euro-BTP	(8)	9/2024	EUR	(899,684)	(214)
U.S. Treasury 2 Year Note	(8)	9/2024	USD	(1,633,750)	(1,072)
U.S. Treasury 5 Year Note	(87)	9/2024	USD	(9,272,297)	(39,537)
U.S. Treasury Long Bond	(28)	9/2024	USD	(3,312,750)	(31,542)
U.S. Treasury Ultra Bond	(8)	9/2024	USD	(1,002,750)	(6,637)

					(109,725)

					(81,229)

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	48,000	USD	31,992	JPMorgan Chase Bank	7/2/2024	29
CAD	259,162	USD	189,286	HSBC Bank plc	7/2/2024	153
EUR	4,233,327	USD	4,526,697	HSBC Bank plc	7/2/2024	6,985
USD	189,756	CAD	259,000	HSBC Bank plc	7/2/2024	435
USD	4,596,120	EUR	4,233,327	Bank of America	7/2/2024	62,438
USD	73,766	GBP	58,000	JPMorgan Chase Bank	7/2/2024	449
USD	37,776	JPY	5,900,000	Goldman Sachs Bank USA	7/2/2024	1,105
USD	1,416,408	JPY	221,496,672	HSBC Bank plc	7/2/2024	39,712
USD	73,394	GBP	58,000	HSBC Bank plc	8/2/2024	62
USD	1,416,449	JPY	226,346,375	HSBC Bank plc	8/2/2024	2,737

Total unrealized appreciation						114,105

GBP	58,000	USD	73,382	HSBC Bank plc	7/2/2024	(64)
JPY	227,410,837	USD	1,416,449	HSBC Bank plc	7/2/2024	(2,993)
USD	31,765	AUD	48,000	Barclays Bank plc	7/2/2024	(256)
USD	32,020	AUD	48,000	JPMorgan Chase Bank	8/2/2024	(29)
USD	189,286	CAD	258,988	HSBC Bank plc	8/2/2024	(165)
USD	4,533,313	EUR	4,233,327	HSBC Bank plc	8/2/2024	(7,217)

Total unrealized depreciation						(10,724)

Net unrealized appreciation						103,381

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Written Call Options Contracts as of June 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.90	8/29/2025	(35,019)
Euro-Schatz	Exchange Traded	30	EUR	(3,000,000)	EUR	116.00	7/26/2024	(2,088)

								(37,107)

Written Put Options Contracts as of June 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.90	8/29/2025	(23,342)

Total Written Options Contracts (Premiums Received ($101,337))								(60,449)

Centrally Cleared Inflation-linked swap contracts outstanding as of June 30, 2024(Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	36,608	118,210
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	10,829	34,364
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	26,497	83,483
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	8,217	26,404
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	982	4,324
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	1,691	6,544
HICPXT at termination	2.36% at termination	Receive	8/15/2030	EUR	200,000	795	5,380
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	300,000	1,229	7,112
HICPXT at termination	2.57% at termination	Receive	6/15/2032	EUR	200,000	654	1,937
HICPXT at termination	2.47% at termination	Receive	7/15/2032	EUR	100,000	358	2,021
HICPXT at termination	2.36% at termination	Pay	11/15/2033	EUR	300,000	(1,111)	5,272
HICPXT at termination	2.36% at termination	Pay	11/15/2033	EUR	200,000	(740)	3,648
HICPXT at termination	2.39% at termination	Pay	11/15/2033	EUR	200,000	(734)	4,214
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	(1,127)	2,541
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	(1,434)	7,349
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	200,000	(3,215)	18,935

						79,499	331,738

HICPXT at termination	2.50% at termination	Receive	3/15/2028	EUR	300,000	245	(2,778)
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	300,000	870	(2,026)
HICPXT at termination	2.55% at termination	Receive	11/15/2053	EUR	100,000	1,163	(2,647)
FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(739)	(69,110)
HICPXT at termination	3.52% at termination	Pay	9/15/2024	EUR	200,000	(1,316)	(1,695)
HICPXT at termination	3.85% at termination	Pay	9/15/2024	EUR	200,000	(285)	(241)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	500,000	(5,333)	(102,830)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(556)	(4,983)
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(720)	(3,954)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(98)	(1,540)
USCPI at termination	2.42% at termination	Pay	8/24/2024	USD	600,000	(4,042)	(4,208)
USCPI at termination	2.50% at termination	Pay	9/7/2024	USD	400,000	(2,238)	(2,267)
USCPI at termination	2.56% at termination	Pay	9/12/2024	USD	300,000	(1,539)	(1,516)
USCPI at termination	2.57% at termination	Pay	9/12/2024	USD	500,000	(2,547)	(2,503)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(21,964)	(147,950)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(6,976)	(45,895)

						(46,075)	(396,143)

Total Centrally Cleared inflation-linked swap contracts outstanding						33,424	(64,405)

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2024 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/18/2026	EUR	3,300,000	(15,402)	20,976	5,574
6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	1,177,900	(62,988)	69,842	6,854
6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	522,100	(24,717)	27,755	3,038
6 month EURIBOR Semi-Annual	2.63 annually	Receive	2/15/2033	EUR	372,000	—	6,117	6,117
6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	240,000	(336)	1,732	1,396
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	329,335	24,339	353,674
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	117,981	8,788	126,769
6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	160,000	(312)	1,243	931
1 day SOFR Annual	4.75 annually	Receive	1/18/2026	USD	700,000	—	2,301	2,301
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	3,300,000	640	5,175	5,815
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	4,100,000	456	6,768	7,224
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	3,400,000	947	5,214	6,161
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	4,000,000	71	7,177	7,248
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	840,000	(128)	11,961	11,833
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,232	2,189	7,421
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,989	3,142	11,131
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	98,881	92,189	191,070
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	13,804	3,958	17,762
1 day SOFR Annual	4.76 annually	Receive	1/18/2026	USD	2,200,000	—	6,914	6,914

						471,453	307,780	779,233

6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	500,000	(1,837)	(1,057)	(2,894)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	4,400,000	92,757	(118,228)	(25,471)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	4,500,000	51,810	(77,860)	(26,050)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	(14,372)	(4,804)	(19,176)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	300,000	(951)	(786)	(1,737)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	(4,816)	(1,538)	(6,354)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	(11,634)	(3,252)	(14,886)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	(17,069)	(5,664)	(22,733)
1 day TONARAnnual	0.55 annually	Receive	9/14/2028	JPY	40,000,000	(1,092)	884	(208)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	1,600,000	(52,837)	(68,520)	(121,357)

						39,959	(280,825)	(240,866)

Total Centrally Cleared Interest rate swap contracts outstanding						511,412	26,955	538,367

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

(1)	Value of floating rate index at June 30, 2024 was as follows:

Floating Rate Index	Value
1 day ESTR EUR	19.75%
1 day SOFR USD	5.33%
1 day TONAR JPY	0.07%
1 month FCPIX EUR	0.30%
6 month EURIBOR EUR	3.68%
HICPXT EUR	1.26%
USCPI USD	3.14%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,568,722	$—	$4,568,722
Centrally Cleared Inflation-linked Swaps	—	90,138	—	90,138
Centrally Cleared Interest Rate Swaps	—	308,664	—	308,664
Collateralized Mortgage Obligations	—	3,250,145	—	3,250,145
Commercial Mortgage-Backed Securities	—	801,065	—	801,065
Corporate Bonds
Financials	—	19,898	—	19,898
Information Technology	—	9,592	—	9,592
Foreign Government Securities	—	4,592,969	—	4,592,969
Forward Currency Contracts	—	114,105	—	114,105
Futures	57,155	—	—	57,155
Mortgage-Backed Securities	—	11,087,718	—	11,087,718
Short-Term Investments
U.S. Government Agency Securities	—	45,433,392	—	45,433,392
U.S. Treasury Obligations	—	84,469,349	—	84,469,349

Total Assets	$57,155	$154,745,757	$—	$154,802,912

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(56,714)	$—	$(56,714)
Centrally Cleared Interest Rate Swaps	—	(281,709)	—	(281,709)
Forward Currency Contracts	—	(10,724)	—	(10,724)
Futures	(138,384)	—	—	(138,384)
Options Written
Call Options Written	(2,088)	(35,019)	—	(37,107)
Put Options Written	—	(23,342)	—	(23,342)

Total Liabilities	$(140,472)	$(407,508)	$—	$(547,980)

Total	$(83,317)	$154,338,249	$—	$154,254,932

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$455,957	*,**
Foreign exchange contracts	Receivables	114,105

Total		$570,062

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(537,256	)*,**
Foreign exchange contracts	Payables	(10,724)

Total		$(547,980)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$19,472	$78,510	$150,119	$—	$(122,978)	$125,123
Foreign exchange contracts	—	—	—	223,235	—	223,235

Total	$19,472	$78,510	$150,119	$223,235	$(122,978)	$348,358

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$106,768	$320,625	$—	$45,582	$472,975
Foreign exchange contracts	—	—	204,626	—	204,626

Total	$106,768	$320,625	$204,626	$45,582	$677,601

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$8,179,000
Average notional value of contracts – short	20,632,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$3,871,000
Average settlement value sold – in USD	12,069,000

Options
Average notional value of swaption contracts written	$101,000

Interest rate swaps
Average notional value – pays fixed rate	$9,418,000
Average notional value – receives fixed rate	11,521,000

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Inflation swaps
Average notional value – pays floating rate	$6,351,000
Average notional value – receives floating rate	5,391,000

Overnight index swaps
Average notional value – pays fixed rate	$20,144,000
Average notional value – pays floating rate	4,393,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$62,438	$—	$(62,438)	$—
Goldman Sachs Bank USA	1,105	(1,105)	—	—
HSBC Bank plc	50,084	(10,439)	—	39,645
JPMorgan Chase Bank	478	(29)	—	449

Total	$114,105	$(11,573)	$(62,438)	$40,094

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$256	$—	$—	$256
Goldman Sachs Bank USA	58,361	(1,105)	—	57,256
HSBC Bank plc	10,439	(10,439)	—	—
JPMorgan Chase Bank	29	(29)	—	—

Total	$69,085	$(11,573)	$—	$57,512

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. LLC	5.43%	6/6/2024	8/15/2024	$(4,491,625)	$(4,534,468)
Morgan Stanley & Co. LLC	5.43	6/6/2024	8/15/2024	(2,715,572)	(2,742,912)
Morgan Stanley & Co. LLC	5.43	6/6/2024	8/15/2024	(8,263,397)	(8,348,393)
Morgan Stanley & Co. LLC	5.43	6/6/2024	8/15/2024	(6,502,055)	(6,562,042)
Morgan Stanley & Co. LLC	5.43	6/6/2024	8/15/2024	(1,450,853)	(1,459,664)

					$(23,647,479)

(1)	The average amount of borrowings while outstanding for 182 days during the six months ended June 30, 2024, was approximately $24,978,000 at a weighted average interest rate of 5.43%.
(2)	Payable for sale-buyback transactions includes $223,977 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1152

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	June 30, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$—	$(23,647,479)	$—	$(23,647,479)

Total Borrowings	$—	$—	$(23,647,479)	$—	$(23,647,479)

Gross amount of recognized liabilities for sale-buybacks					$(23,647,479)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2024:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley & Co. LLC	$(23,647,479)	$23,429,180	$—	$(218,299)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,362,729
Long-term U.S. government debt securities	4,473,462

$63,836,191

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,276,202
Long-term U.S. government debt securities	5,818,174

$62,094,376

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,837,929
Aggregate gross unrealized depreciation	(13,926,848)

Net unrealized depreciation	$(10,088,919)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$164,757,434

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $158,417,010)	$154,232,850
Cash	655,194
Foreign cash (Cost $235,378)	232,795
Cash held as collateral at broker for futures	396,000
Cash held as collateral at broker for swaps	340,000
Receivable for forward settling transactions	3,660,453
Variation Margin on Centrally Cleared Swaps	401,990
Receivable for Portfolio shares sold	289,107
Dividends, interest and other receivables	286,023
Unrealized appreciation on forward foreign currency contracts	114,105
Other assets	1,097

Total assets	160,609,614

LIABILITIES
Payable for securities purchased	45,433,100
Payable for sale-buyback financing transactions	23,647,479
Payable for forward settling transactions	12,552,059
Due to broker for futures variation margin	250,975
Payable for Portfolio shares repurchased	169,084
Payable for return of cash collateral on forward foreign currency contracts	70,000
Options written, at value (Premiums received $101,337)	60,449
Distribution fees payable – Class IB	15,982
Unrealized depreciation on forward foreign currency contracts	10,724
Investment management fees payable	8,564
Administrative fees payable	5,873
Accrued expenses	84,591

Total liabilities	82,308,880

Commitments and contingent liabilities^
NET ASSETS	$78,300,734

Net assets were comprised of:
Paid in capital	$85,898,692
Total distributable earnings (loss)	(7,597,958)

Net assets	$78,300,734

Class IB
Net asset value, offering and redemption price per share, $78,300,734 / 7,186,024 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest (net of $54 foreign withholding tax)	$2,029,047

Total income	2,029,047

EXPENSES
Interest expense	831,711
Investment management fees	194,716
Distribution fees – Class IB	97,358
Professional fees	45,950
Administrative fees	35,958
Custodian fees	35,211
Printing and mailing expenses	9,169
Trustees’ fees	1,312
Miscellaneous	13,699

Gross expenses	1,265,084
Less: Waiver from investment manager	(141,286)

Net expenses	1,123,798

NET INVESTMENT INCOME (LOSS)	905,249

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(353,010)
Futures contracts	150,119
Forward foreign currency contracts	223,235
Foreign currency transactions	5,378
Swaps	(122,978)
Options written	97,982

Net realized gain (loss)	726

Change in unrealized appreciation (depreciation) on:
Investments in securities	(986,908)
Futures contracts	320,625
Forward foreign currency contracts	204,626
Foreign currency translations	709
Options written	106,768
Swaps	45,582

Net change in unrealized appreciation (depreciation)	(308,598)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(307,872)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$597,377

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$905,249	$1,764,254
Net realized gain (loss)	726	176,075
Net change in unrealized appreciation (depreciation)	(308,598)	898,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	597,377	2,838,385

Distributions to shareholders:
Class IB	—	(2,074,112)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 490,621 and 1,360,962 shares, respectively ]	5,283,008	14,717,509
Capital shares issued in reinvestment of dividends [ 0 and 193,717 shares, respectively ]	—	2,074,112
Capital shares repurchased [ (723,560) and (1,805,516) shares, respectively ]	(7,787,359)	(19,535,429)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,504,351)	(2,743,808)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,906,974)	(1,979,535)
NET ASSETS:
Beginning of period	80,207,708	82,187,243

End of period	$78,300,734	$80,207,708

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2024 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$597,377
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(262,890,075)
Proceeds from disposition of investment securities	264,386,124
Decrease in payable for forward settling transactions	(846,757)
Decrease in receivable for forward settling transactions	4,005,375
Change in unrealized (appreciation) depreciation on investments in securities	986,908
Change in unrealized (appreciation) depreciation on options written	(106,768)
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(204,626)
Net realized (gain) loss on investments in securities	353,010
Net amortization (accretion) of income	(1,278,942)
Increase in payable for return of cash collateral on sale-buyback financing transactions	70,000
Decrease in payable for return of cash collateral on forward foreign currency contracts	(410,000)
Decrease in due from broker for futures variation margin	220,780
Increase in due to broker for futures variation margins payble	250,975
Increase in investment management fees payable	356
Decrease in administrative fees payable	(471)
Increase in other assets	(617)
Decrease in distribution fees payable – Class IB	(901)
Decrease in accrued expenses	(2,305)
Increase in dividends, interest and other receivables	(30,563)
Decrease in premiums received on options written	(56,813)
Increase in receivable for variation margin on centrally cleared swaps	(399,677)

Net cash provided (used) by operating activities	4,642,390

Cash flows provided (used) by financing activities:
Proceeds from shares sold	5,050,687
Payment for shares repurchased	(7,774,599)
Proceeds from sale-buyback transactions	331,025,072
Payments on sale-buyback transactions	(331,655,238)
Decrease in payable for sale-buyback financing transactions	(1,148,507)

Net cash provided (used) by financing activities	(4,502,585)

Net increase/(decrease) in cash	139,805

Cash, foreign cash and restricted cash:
Beginning of the period	1,484,184

End of the period	$1,623,989

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2024, the Portfolio paid $831,711 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Cash	$655,194	$758,597
Foreign cash	232,795	87,587
Cash held as collateral at broker for futures	396,000	309,000
Cash held as collateral at broker for centrally cleared swaps	340,000	329,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,623,989	$1,484,184

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$10.81		$10.72		$12.90		$13.14		$12.44		$11.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23		0.65		0.47		0.10		0.13
Net realized and unrealized gain (loss)	(0.03)		0.14		(2.11)		0.21		1.29		0.87

Total from investment operations	0.09		0.37		(1.46)		0.68		1.39		1.00

Less distributions:
Dividends from net investment income	—		(0.03)		(0.72)		(0.50)		(0.17)		(0.25)
Distributions from net realized gains	—		(0.25)		—		(0.42)		(0.52)		(0.14)

Total dividends and distributions	—		(0.28)		(0.72)		(0.92)		(0.69)		(0.39)

Net asset value, end of period	$10.90		$10.81		$10.72		$12.90		$13.14		$12.44

Total return (b)	0.83%		3.53%		(11.38)%		5.37%		11.28%		8.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,301		$80,208		$82,187		$95,587		$91,190		$80,323
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	2.89	%(j)	2.26	%(k)	1.25	%(m)	0.77	%(n)	0.84	%(o)	1.45	%(p)
Before waivers (a)(f)(g)	3.25%		2.60%		1.58%		1.08%		1.19%		1.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.32%		2.16%		5.41%		3.51%		0.77%		1.09%
Before waivers (a)(f)	1.96%		1.81%		5.08%		3.21%		0.42%		0.72%
Portfolio turnover rate^	60	%(z)	44%		59%		119%		195%		224%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2024, includes Interest Expense of 2.14%. Includes Interest Expense of 1.51%, 0.50%, 0.02%, 0.09%, Interest and Tax Expense of 0.70% for years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.89% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.26% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.84% for Class IB.
(p)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.45% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.6%)
522 Funding CLO Ltd.,
Series 2018-3A AR 6.626%, 10/20/31 (l)§		$709,168	$709,358
Accredited Mortgage Loan Trust,
Series 2006-2 A4 5.720%, 9/25/36 (l)		45,573	44,768
American Airlines Pass-Through Trust,
Series 2016-3 A 3.250%, 10/15/28		129,547	116,268
Series 2016-3 AA 3.000%, 10/15/28		194,274	177,702
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 6.165%, 11/25/35 (l)		85,732	82,909
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 6.783%, 1/15/37 (l)§		800,000	796,592
AREIT Trust,
Series 2021-CRE5 A 6.523%, 11/17/38 (l)§		280,366	278,675
Ares XL CLO Ltd.,
Series 2016-40A A1RR 6.460%, 1/15/29 (l)§		216,521	216,549
Argent Securities Trust,
Series 2006-W2 A2B 5.840%, 3/25/36 (l)		210,143	110,942
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C 5.760%, 7/25/36 (l)		635,240	140,474
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 5.780%, 8/25/36 (l)		14,249	13,713
Series 2006-HE9 1A2 5.760%, 11/25/36 (l)		120,020	116,665
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2 6.585%, 2/25/35 (l)		87,300	86,376
BlueMountain CLO Ltd.,
Series 2018-3A A1R 6.514%, 10/25/30 (l)§		568,364	568,585
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 4.816%, 1/15/33 (l)§	EUR	700,000	748,381
BMW Vehicle Lease Trust,
Series 2024-1 A3 4.980%, 3/25/27		$500,000	497,089
BRSP Ltd.,
Series 2021-FL1 A 6.603%, 8/19/38 (l)§		579,773	572,516
Carlyle US CLO Ltd.,
Series 2017-1A A1R 6.586%, 4/20/31 (l)§		507,123	507,607
CBAM Ltd.,
Series 2018-5A A 6.599%, 4/17/31 (l)§		814,009	814,515
C-Bass Trust,
Series 2006-CB9 A1 5.580%, 11/25/36 (l)		10,988	4,707
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 7.250%, 5/25/36 (e)		104,720	53,210
Countrywide Asset-Backed Certificates,
Series 2004-2 M1 6.210%, 5/25/34 (l)		2,887	2,878
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR 6.616%, 4/20/30 (l)§		403,737	403,945
Crown Point CLO 7 Ltd.,
Series 2018-7A AR 6.556%, 10/20/31 (l)§		700,000	700,537
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 4.349%, 9/15/31 (l)§	EUR	659,036	701,765
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1 6.060%, 6/25/36 (l)		$20,678	20,544
Series 2006-21 2A4 5.920%, 5/25/37 (l)		224,324	204,069
Series 2006-24 1A 5.600%, 6/25/47 (l)		657,866	579,535
Series 2006-3 M2 6.045%, 6/25/36 (l)		756,960	720,258
EMC Mortgage Loan Trust,
Series 2001-A A 6.200%, 5/25/40 (l)§		2,164	2,174
FHF Issuer Trust,
Series 2024-1A A2 5.690%, 2/15/30§		500,000	498,620
Series 2024-2A A2 5.890%, 6/15/30§		700,000	701,440
FHF Trust,
Series 2022-1A A 4.430%, 1/18/28§		435,688	430,452
Series 2023-1A A2 6.570%, 6/15/28§		264,155	265,140
FORT CRE Issuer LLC,
Series 2022-FL3 A 7.185%, 2/23/39 (l)§		568,350	561,587
Fremont Home Loan Trust,
Series 2005-D M1 6.075%, 11/25/35 (l)		300,000	262,017
Series 2006-E 2A1 5.520%, 1/25/37 (l)		2,091	936
FS Rialto Issuer LLC,
Series 2022-FL4 A 7.233%, 1/19/39 (l)§		900,000	900,000
Galaxy XV CLO Ltd.,
Series 2013-15A ARR 6.560%, 10/15/30 (l)§		531,181	531,181
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A 4.000%, 4/20/49§		765,905	674,302
Series 2023-1GS A 5.520%, 2/22/55§		447,969	431,007
Series 2023-3C A 6.500%, 7/20/55§		459,859	466,186
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)		238,312	87,273

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GSAMP Trust,
Series 2006-NC2 A2B 5.640%, 6/25/36 (l)	$113,868	$60,805
GSPA Monetization Trust, 6.422%, 10/9/29§	206,484	209,051
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 5.690%, 4/25/37 (l)	235,362	222,077
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32	693,874	641,833
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 3.070%, 10/25/35 (l)	77,634	74,538
Series 2006-FRE1 M1 6.045%, 5/25/35 (l)	50,274	49,123
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 5.720%, 3/25/37 (l)	29,971	29,199
LCCM Trust,
Series 2021-FL3 A 6.893%, 11/15/38 (l)§	714,786	711,934
LCM XV LP,
Series 15A AR2 6.586%, 7/20/30 (l)§	269,601	269,690
Lehman XS Trust,
Series 2006-8 2A1 4.937%, 6/25/36 (l)	10,651	12,137
Marble Point CLO X Ltd.,
Series 2017-1A AR 6.630%, 10/15/30 (l)§	293,432	293,553
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4 6.040%, 12/25/35 (l)	5,146	5,150
Series 2006-FRE2 A5 5.940%, 3/25/36 (l)	143,921	83,550
MF1 Ltd.,
Series 2020-FL4 A 7.143%, 11/15/35 (l)§	284,279	284,277
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 5.960%, 8/25/36 (l)	426,102	198,199
Series 2006-WMC2 A2C 5.760%, 7/25/36 (l)	232,208	78,916
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	1,133,143	971,489
Series 2023-3A A 5.910%, 11/20/53§	159,846	158,102
Newcastle Mortgage Securities Trust,
Series 2006-1 M5 6.180%, 3/25/36 (l)	900,000	843,781
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 5.940%, 11/25/36 (l)	98,510	26,331
Option One Mortgage Loan Trust,
Series 2006-3 2A3 5.740%, 2/25/37 (l)	1,111,692	505,412
Series 2007-5 1A1 5.680%, 5/25/37 (l)	320,599	187,564
Series 2007-CP1 1A1 5.600%, 3/25/37 (l)	145,309	127,649
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 6.150%, 11/25/35 (l)	305,853	280,422
OZLM IX Ltd.,
Series 2014-9A A1A4 6.525%, 10/20/31 (l)§	807,036	807,375
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1 6.390%, 10/15/29 (l)§	369,901	369,974
RASC Trust,
Series 2005-EMX5 A3 6.120%, 12/25/35 (l)	90,386	78,888
Series 2006-EMX2 M1 6.060%, 2/25/36 (l)	116,468	112,953
Regatta XV Funding Ltd.,
Series 2018-4A A1R 6.523%, 10/25/31 (l)§	700,000	701,156
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)	544,629	162,528
Saranac CLO VI Ltd.,
Series 2018-6A A1R 6.748%, 8/13/31 (l)§	591,421	592,133
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 5.590%, 5/25/37 (l)	28,731	21,508
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 6.000%, 2/25/36 (l)	65,027	30,819
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 6.565%, 7/25/30 (l)§	260,277	260,356
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 6.360%, 10/25/37 (l)	506,824	371,750
Series 2007-WMC1 3A1 5.570%, 2/25/37 (l)	70,896	18,425
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 5.760%, 11/25/37 (l)	500,015	271,184
Stonepeak ABS,
Series 2021-1A AA 2.301%, 2/28/33§	374,213	347,220
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 6.360%, 5/25/37 (l)§	135,010	128,540
STWD Ltd.,
Series 2021-FL2 A 6.646%, 4/18/38 (l)§	700,683	688,474
Series 2022-FL3 A 6.683%, 11/15/38 (l)§	800,000	787,613
Sunnova Helios XI Issuer LLC,
Series 2023-A A 5.300%, 5/20/50§	560,213	548,382
Sunnova Sol IV Issuer LLC,
Series 2022-A A 2.790%, 2/22/49§	1,508,362	1,282,786
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	696,145	574,002
Trinitas CLO XIV Ltd.,
Series 2020-14A A1R 6.663%, 1/25/34 (l)§	700,000	702,058

See Notes to Financial Statements.

1159

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28		$533,153	$481,170
Series 2020-1 A 5.875%, 10/15/27		550,958	550,270
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 5.710%, 4/25/37 (l)		204,455	72,678

Total Asset-Backed Securities			32,090,471

Collateralized Mortgage Obligations (3.6%)
Alba plc,
Series 2007-1 A3 5.499%, 3/17/39 (l)(m)	GBP	231,588	285,622
Alternative Loan Trust,
Series 2005-32T1 A3 6.460%, 8/25/35 (l)		$90,206	50,158
Series 2006-45T1 1A16 6.000%, 2/25/37		227,453	92,368
Series 2006-OA11 A1B 5.840%, 9/25/46 (l)		231,493	212,477
Series 2006-OA12 A1B 5.643%, 9/20/46 (l)		55,757	56,896
Series 2006-OA3 1A1 5.860%, 5/25/36 (l)		27,674	23,520
American Home Mortgage Assets Trust,
Series 2006-5 6.700%, 6/25/36 (e)		476,974	68,348
Banc of America Funding Trust,
Series 2005-D A1 5.558%, 5/25/35 (l)		4,765	4,321
Series 2007-2 1A2 6.000%, 3/25/37		53,710	40,047
Banc of America Mortgage Trust,
Series 2003-D 2A4 6.850%, 5/25/33 (l)		42	40
BCAP LLC Trust,
Series 2007-AA2 12A1 5.880%, 5/25/47 (l)		53,755	50,302
Series 2011-RR5 12A1 4.510%, 3/26/37 (e)§		9,812	9,486
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 5.310%, 5/25/35 (l)		17,442	16,231
Series 2005-7 22A1 4.984%, 9/25/35 (l)		17,627	10,146
Series 2006-3 35A1 4.610%, 5/25/36 (l)		45,850	21,525
Bear Stearns ARM Trust,
Series 2002-11 1A1 6.375%, 2/25/33 (l)		9	9
Series 2002-11 1A2 3.250%, 2/25/33 (l)		164	119
Series 2003-1 6A1 6.500%, 4/25/33 (l)		582	570
Series 2003-8 2A1 5.700%, 1/25/34 (l)		3,688	3,463
Series 2004-1 12A5 5.199%, 4/25/34 (l)		7,496	6,493
Series 2004-10 22A1 5.125%, 1/25/35 (l)		2,979	2,415
Series 2004-10 23A1 4.851%, 1/25/35 (l)		1,159	1,060
Series 2004-3 1A1 5.277%, 7/25/34 (l)		6,880	6,185
Series 2004-8 2A1 4.743%, 11/25/34 (l)		22,272	20,934
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 5.159%, 1/26/36 (l)		22,285	16,187
Series 2007-R6 2A1 4.200%, 12/26/46 (l)		21,780	16,379
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 4.918%, 1/25/36 (l)		30,170	26,721
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 4.712%, 11/25/34 (l)		14,077	12,639
Series 2004-HYB9 1A1 5.069%, 2/20/35 (l)		2,281	2,270
Series 2005-HYB9 3A2A 7.884%, 2/20/36 (l)		2,115	1,757
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 7.780%, 10/25/35 (l)		1,881	1,804
Series 2009-7 5A2 5.500%, 12/25/35§		54,417	27,915
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 4.790%, 5/25/35 (l)		4,566	4,321
Series 2005-6 A2 6.466%, 9/25/35 (l)		34,654	33,264
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 5.760%, 3/25/37 (l)		90,169	78,624
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 5.960%, 2/25/35 (l)		2,669	2,572
Eurosail-UK plc,
Series 2007-2X A3C 5.482%, 3/13/45 (l)(m)	GBP	4,460	5,617
FHLMC,
Series 2248 FB 5.948%, 9/15/30 (l)		$38	38
Series 2266 F 5.898%, 11/15/30 (l)		1	1
Series 3360 FC 6.168%, 5/15/37 (l)		3,623	3,620
Series 4989 FA 5.793%, 8/15/40 (l)		195,630	195,493
Series 4989 FB 5.793%, 10/15/40 (l)		151,507	153,839
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 6.353%, 2/25/45 (l)		2,764	2,635
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 4.783%, 8/25/35 (l)		30,584	25,602
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 4.926%, 10/25/35 (l)		22,446	20,202

See Notes to Financial Statements.

1160

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
FNMA,
Series 2003-25 KP 5.000%, 4/25/33		$6,059	$5,902
Series 2004-W2 5AF 5.800%, 3/25/44 (l)		5,622	5,601
Series 2005-79 NF 5.860%, 9/25/35 (l)		4,103	4,058
Series 2006-118 A1 5.498%, 12/25/36 (l)		2,697	2,624
Series 2006-5 3A2 6.081%, 5/25/35 (l)		1,928	1,961
Series 2007-42 AF 5.700%, 5/25/37 (l)		407	398
Series 2007-73 A1 6.087%, 7/25/37 (l)		6,840	6,659
Series 2015-58 AI 0.687%, 8/25/55 IO (l)		157,150	6,871
GNMA,
Series 2015-H18 FB 6.037%, 7/20/65 (l)		268,436	267,639
Series 2015-H19 FK 6.037%, 8/20/65 (l)		190,324	189,615
Series 2016-H02 FH 6.437%, 1/20/66 (l)		72,619	72,795
Series 2016-H14 FA 6.237%, 6/20/66 (l)		106,176	106,106
Series 2016-H17 FC 6.267%, 8/20/66 (l)		312,110	311,978
Series 2016-H17 FM 5.887%, 8/20/66 (l)		574	566
Series 2016-H20 PT 7.043%, 9/20/66 (l)		388,093	396,403
Series 2016-H22 FA 6.207%, 10/20/66 (l)		183,787	184,229
Series 2017-H10 FB 6.522%, 4/20/67 (l)		254,085	257,784
Series 2018-38 WF 5.744%, 10/20/43 (l)		140,437	133,750
Series 2023-H02 FA 6.233%, 1/20/73 (l)		304,261	304,828
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC 5.711%, 6/18/39 (l)§		16,103	16,033
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 5.057%, 9/25/35 (l)		17,329	15,973
Series 2005-AR7 6A1 4.375%, 11/25/35 (l)		4,628	3,946
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 6.953%, 10/19/35 (l)		48,903	34,054
Series 2005-14 4A1A 4.537%, 12/19/35 (l)		60,228	30,540
Series 2005-2 2A1A 5.893%, 5/19/35 (l)		6,138	5,698
Series 2005-4 3A1 5.111%, 7/19/35 (l)		23,522	17,140
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 5.800%, 1/25/37 (l)		45,892	40,406
Series 2006-AR9 2A1 3.675%, 6/25/36 (l)		169,759	112,728
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		10,483	4,630
Series 2006-A3 6A1 4.841%, 8/25/34 (l)		14,998	14,301
Series 2006-A6 1A4L 4.296%, 10/25/36 (l)		43,590	31,116
Landmark Mortgage Securities No. 3 plc,
Series 3 A 5.654%, 4/17/44 (l)(m)	GBP	420,512	518,092
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3 5.893%, 1/25/47 (l)		$439	436
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 4.985%, 4/25/35 (l)		29,145	25,391
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 5.500%, 7/25/35 (l)		43,365	35,045
MortgageIT Trust,
Series 2005-5 A2 6.080%, 12/25/35 (l)		22,818	21,976
Prime Mortgage Trust,
Series 2004-CL1 1A2 5.860%, 2/25/34 (l)		708	658
Series 2006-CL1 A1 5.960%, 2/25/35 (l)		17,737	17,530
RALI Trust,
Series 2005-QA13 2A1 5.345%, 12/25/35 (l)		7,337	6,169
Series 2006-QS12 1A1 6.500%, 9/25/36		150,802	65,597
Series 2006-QS13 1A10 6.000%, 9/25/36		9,836	7,521
Series 2007-QA3 A1 5.660%, 5/25/37 (l)		163,561	145,653
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 7.897%, 10/25/39 (l)§		496,594	497,526
Residential Asset Securitization Trust,
Series 2005-A11 1A1 5.500%, 10/25/35 (l)		35,248	20,886
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		46,260	34,679
Ripon Mortgages plc,
Series 1RA A 5.924%, 8/28/56 (l)§	GBP	1,495,834	1,890,351
STARM Mortgage Loan Trust,
Series 2007-1 2A1 5.607%, 2/25/37 (l)		$21,491	17,771
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 5.860%, 4/25/47 (l)		28,398	23,644
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 5.953%, 7/19/35 (l)		21,452	19,939
Series 2006-AR6 1A3 5.840%, 7/25/46 (l)		612,442	461,086
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 6.113%, 9/19/32 (l)		226	214

See Notes to Financial Statements.

1161

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 7.067%, 3/25/37 (l)		$25,192	$18,292
Series 2007-3 3A1 7.017%, 6/25/47 (l)		147,938	123,954
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1 6.624%, 5/20/36 (l)		7,014	6,648
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 6.040%, 10/25/45 (l)		2,364	2,265
Series 2005-AR6 1A1A 5.960%, 2/25/45 (l)		184,243	174,744
Series 2006-AR16 3A3 4.062%, 12/25/36 (l)		11,056	9,343
Series 2007-HY5 2A1 3.419%, 5/25/37 (l)		71,121	53,854
Series 2007-HY7 4A2 4.669%, 7/25/37 (l)		40,864	34,905
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 6.157%, 12/21/49 (l)§	GBP	339,309	429,024
Series 3A B 6.857%, 12/21/49 (l)§		100,000	126,489
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 6.240%, 10/25/36 (l)		$313,111	282,663

Total Collateralized Mortgage Obligations			9,272,912

Commercial Mortgage-Backed Securities (7.5%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	527,016
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	744,548
BIG Commercial Mortgage Trust,
Series 2022-BIG A 6.671%, 2/15/39 (l)§		671,005	662,246
BSST Mortgage Trust,
Series 2021-SSCP A 6.193%, 4/15/36 (l)§		482,086	476,059
BX Trust,
Series 2021-ARIA A 6.343%, 10/15/36 (l)§		900,000	888,782
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		136,129	132,515
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		467,105	450,808
Commercial Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51		700,000	656,755
Series 2021-2400 A 6.743%, 12/15/38 (l)§		657,662	624,411
DC Office Trust,
Series 2019-MTC A 2.965%, 9/15/45§		1,300,000	1,091,104
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	833,878
Extended Stay America Trust,
Series 2021-ESH A 6.523%, 7/15/38 (l)§		726,236	723,512
Series 2021-ESH A1 6.523%, 7/15/38 (l)§		453,897	453,142
FNMA ACES,
Series 2020-M33 X2 2.349%, 1/25/31 IO (l)		1,855,070	131,704
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§		350,341	272,112
GS Mortgage Securities Trust,
Series 2015-GC30 AAB 3.120%, 5/10/50		42,565	42,299
Series 2016-GS3 WMB 3.722%, 10/10/49 (l)§		100,000	87,433
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		600,000	518,815
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A 6.558%, 11/15/38 (l)§		800,000	794,500
Series 2021-NYAH A 6.453%, 6/15/38 (l)§		700,000	689,499
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 6.293%, 7/15/36 (l)§		150,372	149,720
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48		2,594	2,583
Series 2015-C27 ASB 3.557%, 12/15/47		57,685	57,022
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.509%, 4/5/42 (l)§		800,000	628,911
Series 2021-230P A 6.613%, 12/15/38 (l)§		800,000	746,505
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§		700,000	626,481
New Orleans Hotel Trust,
Series 2019-HNLA A 6.365%, 4/15/32 (l)§		500,000	489,433
NYO Commercial Mortgage Trust,
Series 2021-1290 A 6.538%, 11/15/38 (l)§		400,000	383,999
ONE Mortgage Trust,
Series 2021-PARK A 6.143%, 3/15/36 (l)§		700,000	676,207
PFP Ltd.,
Series 2021-8 A 6.444%, 8/9/37 (l)§		128,413	126,807
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 6.660%, 11/25/36 (l)§		503,965	500,563
Series 2023-FL11 A 7.719%, 10/25/39 (l)§		581,377	583,146
STWD Mortgage Trust,
Series 2021-HTS A 6.543%, 4/15/34 (l)§		694,454	688,782

See Notes to Financial Statements.

1162

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2021-LIH A 6.301%, 11/15/36 (l)§		$1,200,000	$1,184,624
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52		800,000	765,578
Worldwide Plaza Trust,
Series 2017-WWP A 3.526%, 11/10/36§		900,000	639,140

Total Commercial Mortgage-Backed Securities			19,050,639

Corporate Bonds (28.4%)
Communication Services (0.5%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	684,240

Wireless Telecommunication Services (0.2%)
Sprint Spectrum Co. LLC 4.738%, 3/20/25§		131,250	130,575
5.152%, 3/20/28§		300,000	299,025

			429,600

Total Communication Services			1,113,840

Consumer Discretionary (1.7%)
Automobiles (1.3%)
Hyundai Capital America 5.800%, 6/26/25§		400,000	400,313
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§		600,000	594,439
Nissan Motor Acceptance Co. LLC 1.850%, 9/16/26 (x)§		800,000	731,048
2.750%, 3/9/28§		800,000	714,221
Nissan Motor Co. Ltd. 4.810%, 9/17/30§		800,000	742,970

			3,182,991

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc. 3.700%, 12/1/29		700,000	628,579
Expedia Group, Inc. 3.250%, 2/15/30		500,000	450,726

			1,079,305

Total Consumer Discretionary			4,262,296

Consumer Staples (0.5%)
Food Products (0.3%)
JDE Peet’s NV 2.250%, 9/24/31§		400,000	322,262
Mondelez International, Inc. 4.625%, 7/3/31	CAD	700,000	508,648

			830,910

Personal Care Products (0.2%)
Coty, Inc. 4.500%, 5/15/27§	EUR	500,000	534,136

Total Consumer Staples			1,365,046

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Boardwalk Pipelines LP 3.400%, 2/15/31		$400,000	349,641
ONEOK Partners LP 6.850%, 10/15/37		800,000	855,581

Total Energy			1,205,222

Financials (13.8%)
Banks (8.1%)
Banco Santander SA 2.746%, 5/28/25		700,000	681,797
Bank of America Corp.
(SOFR + 0.91%), 0.981%, 9/25/25 (k)		2,900,000	2,866,173
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		1,400,000	1,405,729
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)		700,000	581,197
BNP Paribas SA 3.500%, 11/16/27§		300,000	281,977
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		500,000	518,668
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26 (k)§		2,300,000	2,174,311
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26 (k)§		1,000,000	950,955
HSBC USA, Inc. 5.625%, 3/17/25		500,000	500,056
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29 (k)(m)(y)		300,000	260,625
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)		700,000	699,274
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		100,000	97,004
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		500,000	508,776
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)		900,000	795,134
Lloyds Bank plc 0.000%, 4/2/32 (e)(m)		600,000	389,220
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		400,000	398,997
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 6.283%, 2/20/26 (k)		400,000	401,013
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29 (k)		300,000	303,728

See Notes to Financial Statements.

1163

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		$500,000	$499,535
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		500,000	503,700
Nederlandse Waterschapsbank NV 4.000%, 6/1/28§		400,000	390,649
Norinchukin Bank (The) 5.430%, 3/9/28§		600,000	593,400
Royal Bank of Canada 4.900%, 1/12/28		300,000	297,781
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29 (k)(x)		500,000	508,993
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32 (k)		700,000	589,431
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	301,543
Standard Chartered plc
(SOFR + 0.93%), 6.299%, 11/23/25 (k)§		800,000	800,832
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		300,000	300,010
Sumitomo Mitsui Trust Bank Ltd. 2.800%, 3/10/27§		1,600,000	1,501,479
5.500%, 3/9/28§		500,000	505,158

			20,607,145

Capital Markets (3.5%)
Brookfield Finance I UK plc 2.340%, 1/30/32 (x)		700,000	561,377
Goldman Sachs Bank USA
(SOFR + 0.75%), 6.122%, 5/21/27 (k)		500,000	499,995
Goldman Sachs Group, Inc. (The) 3.850%, 7/8/24		300,000	299,881
(CME Term SOFR 3 Month + 1.43%),
6.754%, 5/15/26 (k)		300,000	301,880
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		500,000	507,571
HAT Holdings I LLC 3.375%, 6/15/26§		400,000	376,412
8.000%, 6/15/27§		800,000	829,288
Lazard Group LLC 4.500%, 9/19/28		700,000	675,731
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28 (k)		500,000	504,711
(SOFR + 1.02%), 6.416%, 4/13/28 (k)		500,000	501,783
(SOFR + 1.26%), 5.656%, 4/18/30 (k)		500,000	507,116
Nomura Holdings, Inc. 1.851%, 7/16/25		900,000	864,910
Stifel Financial Corp. 4.000%, 5/15/30		900,000	829,195
UBS Group AG 4.125%, 4/15/26§		600,000	584,950
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		500,000	500,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27 (k)§		200,000	196,297
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		300,000	280,254

			8,821,696

Consumer Finance (0.8%)
AerCap Ireland Capital DAC 2.875%, 8/14/24		300,000	298,859
Ally Financial, Inc. 2.200%, 11/2/28		1,500,000	1,293,025
American Honda Finance Corp. 5.000%, 5/23/25		600,000	597,839

			2,189,723

Financial Services (0.7%)
Global Payments, Inc. 2.900%, 5/15/30		700,000	609,399
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	1	—
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		$500,000	509,826
NTT Finance Corp. 4.142%, 7/26/24§		300,000	299,629
4.239%, 7/25/25§		400,000	394,838
Realkredit Danmark A/S
Series 23S 1.500%, 10/1/53 (m)	DKK	1	—

			1,813,692

Insurance (0.7%)
First American Financial Corp. 4.000%, 5/15/30		$700,000	630,269
Manulife Financial Corp. 3.703%, 3/16/32		1,100,000	1,001,386
Society of Lloyd’s 4.750%, 10/30/24 (m)	GBP	100,000	125,859

			1,757,514

Total Financials			35,189,770

Health Care (0.2%)
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
(SOFR + 0.49%), 5.862%, 2/20/26 (k)(x)		$500,000	500,912

Total Health Care			500,912

Industrials (0.5%)
Marine Transportation (0.4%)
AP Moller - Maersk A/S 4.500%, 6/20/29§		700,000	682,683
5.875%, 9/14/33§		300,000	305,646

			988,329

See Notes to Financial Statements.

1164

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Passenger Airlines (0.1%)
American Airlines Pass-Through Trust, Class A
Series 2013-1 A 4.000%, 7/15/25		$221,063	$214,431

Total Industrials			1,202,760

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc. 3.137%, 11/15/35§		215,000	171,786
3.187%, 11/15/36§		46,000	36,436
NXP BV 5.350%, 3/1/26		500,000	498,945
5.000%, 1/15/33		1,400,000	1,365,840

			2,073,007

Software (0.2%)
VMware LLC 4.700%, 5/15/30		500,000	483,418

Total Information Technology			2,556,425

Materials (0.2%)
Containers & Packaging (0.2%)
Smurfit Kappa Treasury ULC 5.200%, 1/15/30§		600,000	595,762

Total Materials			595,762

Real Estate (4.0%)
Diversified REITs (0.7%)
Digital Dutch Finco BV (REIT) 1.000%, 1/15/32 (m)	EUR	1,200,000	1,027,584
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		$500,000	467,318
Store Capital LLC (REIT) 2.700%, 12/1/31		500,000	400,056

			1,894,958

Health Care REITs (0.1%)
Ventas Realty LP (REIT) 3.250%, 10/15/26 (x)		200,000	189,702

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31 (x)		300,000	250,052

Office REITs (0.8%)
COPT Defense Properties LP (REIT) 2.250%, 3/15/26		800,000	754,779
Highwoods Realty LP (REIT) 4.125%, 3/15/28		100,000	93,376
Kilroy Realty LP (REIT) 2.500%, 11/15/32		1,700,000	1,270,822

			2,118,977

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc. 6.875%, 12/1/28		400,000	420,648

Residential REITs (0.4%)
Mid-America Apartments LP (REIT) 2.750%, 3/15/30 (x)		400,000	353,405
Sun Communities Operating LP (REIT)
5.500%, 1/15/29		600,000	599,769

			953,174

Specialized REITs (1.7%)
American Tower Corp. (REIT) 1.875%, 10/15/30		400,000	325,660
EPR Properties (REIT) 3.600%, 11/15/31		800,000	666,825
Equinix, Inc. (REIT) 1.550%, 3/15/28		1,000,000	873,487
2.500%, 5/15/31		800,000	669,924
3.900%, 4/15/32 (x)		1,200,000	1,094,144
Weyerhaeuser Co. (REIT) 4.750%, 5/15/26		700,000	692,104

			4,322,144

Total Real Estate			10,149,655

Utilities (5.5%)
Electric Utilities (4.2%)
Avangrid, Inc. 3.150%, 12/1/24		500,000	494,588
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	287,144
Edison International 3.550%, 11/15/24		500,000	495,210
Enel Finance International NV 1.875%, 7/12/28 (e)§		2,300,000	2,027,325
Florida Power & Light Co. 5.050%, 4/1/28		100,000	100,530
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28 (x)		2,100,000	1,855,667
Northern States Power Co. 2.600%, 6/1/51		1,400,000	833,006
4.500%, 6/1/52		700,000	592,154
Oncor Electric Delivery Co. LLC 3.500%, 5/15/31§	EUR	500,000	531,570
Pacific Gas and Electric Co. 6.700%, 4/1/53 (x)		$1,100,000	1,150,086
Public Service Electric & Gas Co. 3.100%, 3/15/32		1,500,000	1,304,715
SCE Recovery Funding LLC
Series A-1 4.697%, 6/15/40		377,356	365,304
Wisconsin Power & Light Co. 4.950%, 4/1/33		300,000	289,868
5.375%, 3/30/34		400,000	398,971

			10,726,138

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The) 1.375%, 1/15/26		1,400,000	1,311,633
Clearway Energy Operating LLC 3.750%, 2/15/31§		600,000	522,000

			1,833,633

Multi-Utilities (0.6%)
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	910,878

See Notes to Financial Statements.

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June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
San Diego Gas & Electric Co. 4.950%, 8/15/28		$500,000	$497,139

			1,408,017

Total Utilities			13,967,788

Total Corporate Bonds			72,109,476

Foreign Government Securities (2.9%)
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	565,152
Mexican Udibonos 3.000%, 12/3/26	MXN	2,771,513	140,015
4.000%, 11/30/28		4,227,832	216,084
2.750%, 11/27/31		4,309,137	198,088
Province of Quebec 3.750%, 9/1/24	CAD	200,000	145,888
Republic of Chile 4.850%, 1/22/29		$900,000	888,750
Republic of Colombia 8.000%, 11/14/35		400,000	410,800
Republic of Philippines 5.500%, 1/17/48 (x)		600,000	606,066
Republic of South Africa 10.500%, 12/21/26	ZAR	28,300,000	1,614,276
Romania Government Bond 5.625%, 2/22/36§	EUR	600,000	626,442
U.K. Treasury Bonds 4.375%, 7/31/54 (m)	GBP	1,175,000	1,416,711
United Mexican States 4.490%, 5/25/32	EUR	500,000	529,451

Total Foreign Government Securities			7,357,723

Mortgage-Backed Securities (51.3%)
FHLMC 4.500%, 4/1/29		$9,274	9,124
6.000%, 1/1/37		29,655	30,636
4.000%, 1/1/41		21,225	20,203
3.500%, 3/1/48		60,042	54,147
FHLMC UMBS 3.500%, 2/1/49		19,222	17,299
3.500%, 7/1/49		50,091	45,168
3.500%, 2/1/50		13,420	12,057
3.500%, 4/1/50		19,352	17,411
3.500%, 6/1/52		955,636	848,418
3.000%, 7/1/52		2,108,789	1,799,552
4.500%, 8/1/52		261,018	246,768
4.000%, 10/1/52		303,211	278,074
4.000%, 11/1/52		432,959	397,066
4.000%, 2/1/53		4,517,312	4,142,815
4.000%, 4/1/53		44,089	40,417
5.000%, 6/1/53		5,625,328	5,448,284
5.000%, 7/1/53		5,152,119	4,991,578
4.500%, 8/1/53		1,731,436	1,635,153
5.500%, 8/1/53		740,817	732,122
4.000%, 11/1/53		389,209	356,760
5.500%, 3/1/54		10,018,194	9,894,339
FNMA 6.567%, 5/1/38 (l)		85,806	87,546
FNMA UMBS 4.500%, 1/1/34		11,709	11,497
5.500%, 4/1/34		17,006	17,238
5.500%, 5/1/34		36,015	36,508
5.500%, 3/1/38		22,196	22,628
5.000%, 8/1/39		31,050	31,063
4.500%, 12/1/41		6,348	6,176
4.500%, 7/1/44		37,163	35,971
3.500%, 2/1/48		8,959	8,069
3.500%, 11/1/48		10,791	9,715
4.500%, 7/1/52		9,778,754	9,251,010
4.000%, 7/1/53		980,005	898,377
4.500%, 7/1/53		962,381	909,164
5.000%, 7/1/53		665,793	647,693
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 7/25/54 TBA		16,800,000	14,895,562
5.000%, 7/25/54 TBA		3,043,910	2,946,885
5.500%, 7/25/54 TBA		6,000,000	5,925,000
3.000%, 8/25/54 TBA		21,800,000	18,598,125
4.000%, 8/25/54 TBA		2,800,000	2,568,125
5.000%, 8/25/54 TBA		11,156,090	10,803,540
5.500%, 8/25/54 TBA		24,400,000	24,096,905
6.000%, 8/25/54 TBA		6,300,000	6,323,379
GNMA 3.000%, 7/15/45		5,195	4,606
3.000%, 8/15/45		41,588	36,872
4.500%, 1/20/49		199,839	192,327
5.000%, 1/20/49		2,735	2,697
5.000%, 2/20/49		34,624	34,132
5.000%, 7/20/49		1,026,198	1,014,802

Total Mortgage-Backed Securities			130,433,003

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,183,554
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	752,180
University of Michigan 3.504%, 4/1/52		900,000	697,018

Total Municipal Bonds			2,632,752

Supranational (0.2%)
European Investment Bank 3.750%, 2/14/33		500,000	475,185

Total Supranational			475,185

U.S. Treasury Obligations (21.3%)
U.S. Treasury Bonds 1.375%, 11/15/40		14,000,000	8,867,683
1.875%, 2/15/41		3,100,000	2,129,247
2.250%, 5/15/41		800,000	581,250
2.375%, 2/15/42		300,000	219,320
3.250%, 5/15/42		5,300,000	4,425,724
3.875%, 2/15/43		2,800,000	2,541,251
3.875%, 5/15/43		1,200,000	1,087,382
4.375%, 8/15/43		1,200,000	1,163,273
3.375%, 5/15/44		1,400,000	1,171,176
3.125%, 8/15/44		2,100,000	1,685,259
2.875%, 8/15/45		600,000	457,742
3.000%, 8/15/48 (z)		12,600,000	9,615,196
U.S. Treasury Inflation Linked Bonds 2.375%, 1/15/25 TIPS (t)		831,705	824,197

See Notes to Financial Statements.

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June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
0.625%, 2/15/43 TIPS		$1,636,536	$1,236,088
1.375%, 2/15/44 TIPS		134,536	115,874
0.750%, 2/15/45 TIPS		665,760	501,632
0.875%, 2/15/47 TIPS		259,782	196,299
1.000%, 2/15/49 TIPS		124,604	95,315
0.250%, 2/15/50 TIPS		121,958	74,979
0.125%, 2/15/51 TIPS		1,324,763	771,759
0.125%, 2/15/52 TIPS		563,175	322,259
1.500%, 2/15/53 TIPS		316,446	267,874
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS		4,277,350	4,234,944
0.250%, 1/15/25 TIPS		5,559,960	5,446,360
0.125%, 4/15/25 TIPS		485,556	472,167
0.375%, 7/15/25 TIPS		793,314	773,385
0.125%, 10/15/25 TIPS		120,842	116,840
0.625%, 1/15/26 TIPS		263,916	255,285
1.250%, 4/15/28 TIPS (t)		836,272	807,919
0.125%, 7/15/31 TIPS		1,754,790	1,542,562
0.125%, 1/15/32 TIPS		452,444	392,279
0.625%, 7/15/32 TIPS		2,050,404	1,841,071

Total U.S. Treasury Obligations			54,233,591

Total Long-Term Debt Securities (128.8%) (Cost $348,112,336)			327,655,752

SHORT-TERM INVESTMENTS:
Commercial Paper (3.0%)
Campbell Soup Co. 6.06%, 8/8/24 (n)(p)§		500,000	496,739
Conagra Brands, Inc. 6.97%, 7/9/24 (n)(p)§		500,000	499,130
Constellation Energy Generation LLC
7.39%, 7/9/24 (n)(p)		500,000	499,078
Crown Castle, Inc. 6.25%, 7/30/24 (n)(p)		500,000	497,408
6.23%, 8/1/24 (n)(p)§		500,000	497,246
Discovery Communications LLC 6.70%, 7/15/24 (n)(p)§		500,000	498,609
Intercontinental Exchange, Inc. 6.36%, 7/16/24 (n)(p)		500,000	498,590
6.17%, 7/22/24 (n)(p)§		500,000	498,121
Keurig Dr Pepper, Inc. 6.09%, 7/19/24 (n)(p)§		500,000	498,399
5.91%, 8/1/24 (n)(p)		500,000	497,387
Marriott International, Inc. 5.87%, 8/13/24 (n)(p)		500,000	496,441
Southern California Edison Co. 16.86%, 7/1/24 (n)(p)		500,000	499,766
11.25%, 7/2/24 (n)(p)§		500,000	499,688
7.05%, 7/8/24 (n)(p)§		500,000	499,218
6.59%, 7/12/24 (n)(p)§		200,000	199,561
6.40%, 7/18/24 (n)(p)		300,000	299,043

Total Commercial Paper			7,474,424

Foreign Government Treasury Bill (0.1%)
Federative Republic of Brazil 0.00%, 4/1/25 (p)	BRL	1,700,000	281,103

	Number of Shares		Value (Note 1)
Investment Companies (0.4%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)		200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)		911,925	911,925

Total Investment Companies			1,111,925

	Principal Amount		Value (Note 1)
U.S. Treasury Obligation (1.5%)
U.S. Treasury Bills 5.24%, 10/15/24 (p)(v)		$3,800,000	3,741,734

Total Short-Term Investments (5.0%) (Cost $12,622,589)			12,609,186

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
1 Year, December 2024 @2.80% v.3 Month EURIBOR 12/17/2024 at EUR 2.80, European Style Notional Amount: EUR 1,800,000 Counterparty: Goldman Sachs Bank USA*		1,800,000	1,657
1 Year, December 2024 @2.84% v.3 Month EURIBOR 12/05/2024 at EUR 2.84, European Style Notional Amount: EUR 2,500,000 Counterparty: Goldman Sachs Bank USA*		2,500,000	2,213
1 Year, December 2024 @2.90% v.3 Month EURIBOR 12/13/2024 at EUR 2.90, European Style Notional Amount: EUR 2,700,000 Counterparty: Goldman Sachs Bank USA*		2,700,000	3,115
1 Year, December 2024 @2.90% v.3 Month EURIBOR 12/09/2024 at EUR 2.90, European Style Notional Amount: EUR 2,700,000 Counterparty: Goldman Sachs Bank USA*		2,700,000	2,898
1 Year, December 2024 @2.92% v.3 Month EURIBOR 12/03/2024 at EUR 2.92, European Style Notional Amount: EUR 1,800,000 Counterparty: Goldman Sachs Bank USA*		1,800,000	1,889
1 Year, December 2024 @2.93% v.3 Month EURIBOR 12/11/2024 at EUR 2.93, European Style Notional Amount: EUR 2,700,000 Counterparty: Goldman Sachs Bank USA*		2,700,000	3,262

See Notes to Financial Statements.

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June 30, 2024 (Unaudited)

	Number of Contracts	Value (Note 1)
1 Year, November 2024 @2.73% v.3 Month EURIBOR 11/14/2024 at EUR 2.73, European Style Notional Amount: EUR 2,700,000 Counterparty: Goldman Sachs Bank USA*	2,700,000	$1,237
1 Year, November 2024 @2.75% v.3 Month EURIBOR 11/15/2024 at EUR 2.75, European Style Notional Amount: EUR 1,800,000 Counterparty: Goldman Sachs Bank USA*	1,800,000	918
1 Year, November 2024 @2.75% v.3 Month EURIBOR 11/13/2024 at EUR 2.75, European Style Notional Amount: EUR 4,500,000 Counterparty: Goldman Sachs Bank USA*	4,500,000	2,156
1 Year, November 2024 @2.77% v.3 Month EURIBOR 11/18/2024 at EUR 2.77, European Style Notional Amount: EUR 1,800,000 Counterparty: Goldman Sachs Bank USA*	1,800,000	969
1 Year, November 2024 @2.80% v.3 Month EURIBOR 11/20/2024 at EUR 2.80, European Style Notional Amount: EUR 1,800,000 Counterparty: Goldman Sachs Bank USA*	1,800,000	1,130
1 Year, November 2024 @2.82% v.3 Month EURIBOR 11/21/2024 at EUR 2.82, European Style Notional Amount: EUR 1,800,000 Counterparty: Goldman Sachs Bank USA*	1,800,000	1,222
1 Year, November 2024 @2.85% v.3 Month EURIBOR 11/22/2024 at EUR 2.85, European Style Notional Amount: EUR 1,800,000 Counterparty: Goldman Sachs Bank USA*	1,800,000	1,356
1 Year, November 2024 @2.92% v.3 Month EURIBOR 11/25/2024 at EUR 2.92, European Style Notional Amount: EUR 2,700,000 Counterparty: Goldman Sachs Bank USA*	2,700,000	2,527
1 Year, November 2024 @2.93% v.3 Month EURIBOR 11/29/2024 at EUR 2.93, European Style Notional Amount: EUR 4,500,000 Counterparty: Goldman Sachs Bank USA*	4,500,000	4,693

		31,242

Put Options Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
31 Years, February 2025 @3.92% v.1 Day SOFR 02/27/2025 at USD 3.92, European Style Notional Amount: USD 400,000 Counterparty: Goldman Sachs Bank USA*	400,000	13,329
31 Years, May 2025 @4.33% v.1 Day SOFR 05/29/2025 at USD 4.33, European Style Notional Amount: USD 700,000 Counterparty: Morgan Stanley*	700,000	15,817
CDX North American Investment Grade 42-V1 11/20/2024 at USD 0.01, American Style Notional Amount: USD 800,000 Counterparty: Goldman Sachs Bank USA*	800,000	2,107
Foreign Exchange GBP/USD 09/26/2024 at GBP 1.20, American Style Notional Amount: GBP 700,000 Counterparty: Goldman Sachs Bank USA*	700,000	1,300

		32,553

Total Options Purchased (0.0%)† (Cost $66,148)		63,795

Total Investments in Securities (133.8%) (Cost $360,801,073)		340,328,733
Other Assets Less Liabilities (-33.8%)		(85,980,736)

Net Assets (100%)		$254,347,997

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $71,613,824 or 28.2% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $4,029,330 or 1.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $663,704.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $61,049.
(x)	All or a portion of security is on loan at June 30, 2024.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The

See Notes to Financial Statements.

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June 30, 2024 (Unaudited)

date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $1,087,479. This was collateralized by cash of $1,111,925 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
BBR	—	Bank Bill Rate
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CDX	—	Credit Derivative Index
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Renminbi
REPO_CORRA	—	Canadian Overnight Repo Rate Average
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
IDR	—	Indonesian Rupiah
IO	—	Interest Only
JPY	—	Japanese Yen
MXN	—	Mexican Peso
OAT	—	Obligations Assimilables du Trésor
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
TBA	—	To Be Announced; Security is subject to delayed delivery
TIIE	—	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
TIPS	—	Treasury Inflation Protected Security
TONAR	—	Tokyo Over-Night Average Rate
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar
ZAR	—	South African Rand

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Brazil	0.1
Canada	0.8
Cayman Islands	4.3
Chile	0.4
China	0.7
Colombia	0.2
Denmark	0.8
European Union	0.0 #
France	0.4
Germany	0.2
Ireland	1.5
Italy	0.8
Japan	2.7
Jersey	0.2
Mexico	0.4
Netherlands	1.2
Philippines	0.2
Romania	0.3
South Africa	0.6
Spain	0.3
Supranational	0.2
Switzerland	0.6
United Kingdom	3.2
United States	113.5
Cash and Other	(33.8)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	27	9/2024	CAD	2,369,716	17,477
Euro-OAT	10	9/2024	EUR	1,318,554	(13,043)
U.S. Treasury 2 Year Note	5	9/2024	USD	1,021,094	697
U.S. Treasury 5 Year Note	159	9/2024	USD	16,945,922	112,829
U.S. Treasury 10 Year Note	147	9/2024	USD	16,167,703	137,443

					255,403

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro-Bund	(24)	9/2024	EUR	(3,383,003)	(13,576)
Japan 10 Year Bond	(4)	9/2024	JPY	(3,551,743)	3,356
Long Gilt	(14)	9/2024	GBP	(1,726,735)	(6,128)
U.S. Treasury 10 Year Ultra Note	(68)	9/2024	USD	(7,720,125)	(75,003)
U.S. Treasury Long Bond	(5)	9/2024	USD	(591,563)	(5,632)

					(96,983)

					158,420

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	902,000	USD	596,923	Barclays Bank plc	7/2/2024	4,801
CAD	1,415,887	USD	1,034,130	HSBC Bank plc	7/2/2024	837
DKK	387,261	USD	55,570	JPMorgan Chase Bank	7/2/2024	39
DKK	265,777	USD	38,078	Morgan Stanley	7/2/2024	87
EUR	8,057,699	USD	8,616,098	HSBC Bank plc	7/2/2024	13,295
USD	419,341	BRL	2,284,989	Citibank NA**	7/2/2024	10,585
USD	242,273	BRL	1,200,000	Goldman Sachs Bank USA**	7/2/2024	27,607
USD	100,648	BRL	500,000	JPMorgan Chase Bank**	7/2/2024	11,204
USD	1,036,696	CAD	1,415,000	HSBC Bank plc	7/2/2024	2,377
USD	37,366	DKK	256,662	Barclays Bank plc	7/2/2024	510
USD	57,812	DKK	397,151	HSBC Bank plc	7/2/2024	782
USD	8,747,134	EUR	8,057,699	Bank of America	7/2/2024	117,742
USD	7,805,573	GBP	6,131,270	HSBC Bank plc	7/2/2024	55,035
TRY	5,587,869	USD	165,625	JPMorgan Chase Bank	7/3/2024	5,315
TRY	2,868,927	USD	84,380	JPMorgan Chase Bank	7/11/2024	2,634
TRY	2,040,613	USD	59,960	JPMorgan Chase Bank	7/12/2024	1,861
TRY	3,340,728	USD	93,641	Barclays Bank plc	7/17/2024	6,993
TRY	2,339,116	USD	68,973	Barclays Bank plc	7/23/2024	1,006
TRY	1,682,785	USD	49,356	Barclays Bank plc	7/25/2024	872
TRY	999,760	USD	29,568	Barclays Bank plc	7/26/2024	238
TRY	1,620,970	USD	47,769	Barclays Bank plc	7/31/2024	280
AUD	902,000	USD	601,711	JPMorgan Chase Bank	8/2/2024	538
USD	7,758,589	GBP	6,131,270	HSBC Bank plc	8/2/2024	6,569
TRY	6,385,521	USD	186,080	Barclays Bank plc	8/6/2024	1,900
TRY	2,240,226	USD	65,515	JPMorgan Chase Bank	8/7/2024	358
TRY	2,460,022	USD	68,524	JPMorgan Chase Bank	8/8/2024	3,729
TRY	8,949,959	USD	259,336	Goldman Sachs Bank USA	8/14/2024	1,716
TRY	4,430,385	USD	127,714	Barclays Bank plc	8/22/2024	314
TRY	8,844,974	USD	242,428	JPMorgan Chase Bank	8/26/2024	11,975
TRY	758,308	USD	21,519	Barclays Bank plc	8/27/2024	266
TRY	4,091,145	USD	116,540	JPMorgan Chase Bank	8/28/2024	854
TRY	3,621,206	USD	103,312	Barclays Bank plc	8/29/2024	475
TRY	3,288,090	USD	92,681	Goldman Sachs Bank USA	9/10/2024	421
USD	47,204	TWD	1,518,789	Citibank NA**	9/13/2024	5
USD	102,950	TWD	3,312,622	JPMorgan Chase Bank**	9/13/2024	4
USD	79,800	TWD	2,560,144	Morgan Stanley**	9/13/2024	239
TRY	2,509,857	USD	69,637	Barclays Bank plc	9/17/2024	941
USD	21,538	CNY	154,111	JPMorgan Chase Bank**	10/25/2024	40
TRY	4,832,194	USD	122,446	JPMorgan Chase Bank	11/8/2024	6,598
TRY	249,882	USD	5,157	JPMorgan Chase Bank	3/12/2025	741
USD	287,048	BRL	1,600,000	Goldman Sachs Bank USA**	4/2/2025	9,770
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	461

Total unrealized appreciation						312,014

See Notes to Financial Statements.

1170

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	1,600,000	USD	295,994	Goldman Sachs Bank USA**	7/2/2024	(9,774)
BRL	2,784,363	USD	550,680	JPMorgan Chase Bank**	7/2/2024	(52,592)
GBP	6,131,270	USD	7,757,283	HSBC Bank plc	7/2/2024	(6,744)
USD	601,183	AUD	902,000	JPMorgan Chase Bank	7/2/2024	(541)
USD	488,358	ZAR	8,934,812	Goldman Sachs Bank USA	7/19/2024	(2,099)
USD	919,372	ZAR	16,924,443	JPMorgan Chase Bank	7/19/2024	(9,659)
IDR	10,141,837,081	USD	625,325	JPMorgan Chase Bank**	7/26/2024	(6,197)
BRL	2,292,663	USD	419,341	Citibank NA**	8/2/2024	(10,754)
BRL	3,438,080	USD	670,191	Goldman Sachs Bank USA**	8/2/2024	(57,474)
USD	1,034,130	CAD	1,414,935	HSBC Bank plc	8/2/2024	(901)
USD	55,570	DKK	386,577	JPMorgan Chase Bank	8/2/2024	(43)
USD	38,078	DKK	265,304	Morgan Stanley	8/2/2024	(89)
USD	8,628,692	EUR	8,057,699	HSBC Bank plc	8/2/2024	(13,738)
USD	61,910	TWD	1,996,907	Citibank NA**	9/13/2024	(148)
USD	148,343	TWD	4,783,316	Goldman Sachs Bank USA**	9/13/2024	(308)
USD	131,187	TWD	4,224,936	JPMorgan Chase Bank**	9/13/2024	(111)
MXN	11,135,907	USD	615,363	JPMorgan Chase Bank	9/18/2024	(14,167)
USD	664	MXN	12,441	Barclays Bank plc	9/18/2024	(8)

Total unrealized depreciation						(185,347)

Net unrealized appreciation						126,667

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
10 Years, December 2024 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR 2.35	12/17/2024	(1,409)
10 Years, December 2024 @2.36% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR 2.36	12/5/2024	(2,000)
10 Years, December 2024 @2.40% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR 2.40	12/9/2024	(2,232)
10 Years, December 2024 @2.43% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR 2.43	12/13/2024	(2,518)
10 Years, December 2024 @2.44% v.6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR 2.44	12/3/2024	(1,617)
10 Years, December 2024 @2.47% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR 2.47	12/11/2024	(2,769)
10 Years, July 2024 @3.71% v.1 Day SOFR	Citibank NA	100,000	USD	(100,000)	USD 3.71	7/26/2024	(336)
10 Years, November 2024 @2.30% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR 2.30	11/14/2024	(1,370)
10 Years, November 2024 @2.31% v.6 Month EURIBOR	Goldman Sachs Bank USA	500,000	EUR	(500,000)	EUR 2.31	11/13/2024	(2,315)
10 Years, November 2024 @2.31% v.6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR 2.31	11/15/2024	(956)
10 Years, November 2024 @2.31% v.6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR 2.31	11/18/2024	(969)
10 Years, November 2024 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR 2.35	11/20/2024	(1,123)
10 Years, November 2024 @2.36% v.6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR 2.36	11/21/2024	(1,164)
10 Years, November 2024 @2.36% v.6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR 2.36	11/22/2024	(1,189)
10 Years, November 2024 @2.40% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR 2.40	11/25/2024	(2,027)

See Notes to Financial Statements.

1171

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
10 Years, November 2024 @2.47% v.6 Month EURIBOR	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR 2.47	11/29/2024	(1,699)
10 Years, November 2024 @2.47% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR 2.47	11/29/2024	(2,566)

							(28,259)

Written Put Options Contracts as of June 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, July 2024 @4.06% v.1 Day SOFR	Citibank NA	100,000	USD	(100,000)	USD	4.06	7/26/2024	(425)
6 Years, February 2025 @4.24% v.1 Day SOFR	Goldman Sachs Bank USA	1,500,000	USD	(1,500,000)	USD	4.24	2/27/2025	(12,809)
6 Years, May 2025 @4.75% v.1 Day SOFR	Morgan Stanley	2,800,000	USD	(2,800,000)	USD	4.75	5/29/2025	(14,603)
CDX North American Investment Grade 42-V1	Goldman Sachs Bank USA	1,600,000	USD	(1,600,000)	USD	0.01	11/20/2024	(1,960)
Foreign Exchange GBP/USD	Goldman Sachs Bank USA	1,400,000	GBP	(1,400,000)	GBP	1.10	9/26/2024	(101)

								(29,898)

Total Written Options Contracts (Premiums Received ($58,807))								(58,157)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of June 30, 2024 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.52	USD	200,000	2,414	1,103	3,517
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.58	USD	100,000	1,172	548	1,720
CDX North American Investment Grade 42-V1	1.00	Quarterly	6/20/2029	0.53	USD	1,800,000	39,221	(1,690)	37,531
CDX North American Investment Grade 42-V1	1.00	Quarterly	6/20/2029	0.53	USD	300,000	6,578	(323)	6,255
CDX North American Investment Grade 42-V1	1.00	Quarterly	6/20/2029	0.53	USD	1,500,000	32,956	(1,680)	31,276

Total Centrally Cleared Credit default swap contracts outstanding							82,341	(2,042)	80,299

OTC Credit default swap contracts outstanding - sell protection as of June 30, 2024 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	1.15	USD 1,600,000	(37,469)	32,301	(5,168)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	1.15	USD 1,700,000	(38,160)	32,669	(5,491)

							(75,629)	64,970	(10,659)

See Notes to Financial Statements.

1172

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2024 (Note 1):
Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.67 annually	Receive	4/3/2034	EUR	100,000	—	1,846	1,846
6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	767,800	(36,348)	40,816	4,468
6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	1,732,200	(92,629)	102,708	10,079
6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	200,000	(2,085)	3,249	1,164
6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	200,000	(1,789)	2,953	1,164
6 month EURIBOR Semi-Annual	2.65 annually	Receive	1/8/2034	EUR	200,000	—	4,622	4,622
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	13,757	1,084	14,841
1 day TONAR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	70,833	24,429	95,262
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	1,401	1,401
1 day SOFR Annual	3.68 annually	Receive	1/3/2034	USD	100,000	—	2,797	2,797
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	28,754	28,754
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	1,100,000	(2)	10,733	10,731
1 day SOFR Annual	3.95 annually	Receive	12/19/2033	USD	200,000	(6,523)	7,810	1,287
1 day TONAR Annual	0.66 annually	Receive	4/19/2042	JPY	18,000,000	11,367	2,764	14,131
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	11,000,000	16,620	2,288	18,908
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	210,100,000	170,506	26,400	196,906
1 day SOFR Annual	4.08 annually	Pay	4/29/2034	USD	200,000	—	1,967	1,967
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,062	359	7,421
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,477	1,944	7,421
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	40,481	15,174	55,655
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	400,000	315	3,587	3,902
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	15,206	15,206
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	1,401	1,401
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	214,111	61,231	275,342
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,685,213	230,452	1,915,665
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	126,050	14,789	140,839
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	21,042	21,042
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	13,237	13,237
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	5,915	5,915
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	100,000	—	1,979	1,979
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	9,642	9,642
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	700,000	—	13,743	13,743
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	8,293	(872)	7,421
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	8,218	(797)	7,421
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	8,002	8,002
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,958	2,463	7,421
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,379	3,751	11,130
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,973	4,158	11,131
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,290	1,131	7,421
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	11,194	3,647	14,841
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,898	812	3,710
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,628	1,793	7,421
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	4,059	4,059
1 day SOFR Annual	3.75 annually	Receive	6/20/2034	USD	6,400,000	250,381	(155,134)	95,247
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	900,000	992	7,788	8,780
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	488,597	35,497	524,094
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	28,417	28,417
1 day SOFR Annual	3.50 annually	Receive	12/18/2054	USD	1,500,000	16,920	23,135	40,055

						3,041,137	644,172	3,685,309

4 week TIIE Monthly	9.43 monthly	Pay	4/6/2029	MXN	2,000,000	—	(662)	(662)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	100,000	1,181	(1,760)	(579)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	2,900,000	33,389	(50,177)	(16,788)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	500,000	(493)	(2,401)	(2,894)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	500,000	(417)	(2,477)	(2,894)
6 month EURIBOR Semi-Annual	2.78 annually	Pay	5/2/2029	EUR	200,000	—	(1,454)	(1,454)
6 month EURIBOR Semi-Annual	2.86 annually	Pay	4/24/2029	EUR	400,000	—	(1,496)	(1,496)

See Notes to Financial Statements.

1173

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	7,324	(8,852)	(1,528)
6 month EURIBOR Semi-Annual	3.26 annually	Receive	11/22/2028	EUR	100,000	(3,353)	224	(3,129)
6 month EURIBOR Semi-Annual	2.77 annually	Pay	4/29/2034	EUR	100,000	—	(839)	(839)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	12,529	(13,724)	(1,195)
6 month EURIBOR Semi-Annual	2.92 annually	Receive	12/13/2028	EUR	300,000	(5,778)	1,151	(4,627)
6 month EURIBOR Semi-Annual	3.13 annually	Receive	12/4/2033	EUR	100,000	(5,815)	1,637	(4,178)
6 month EURIBOR Semi-Annual	2.89 annually	Receive	12/22/2033	EUR	200,000	—	(4,057)	(4,057)
6 month EURIBOR Semi-Annual	2.55 annually	Pay	3/9/2033	EUR	500,000	3,201	(17,203)	(14,002)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	3,000,000	63,244	(80,611)	(17,367)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(105,958)	(33,832)	(139,790)
1 day SOFR Annual	4.10 annually	Receive	2/18/2035	USD	700,000	—	(15,291)	(15,291)
1 day SOFR At Termination	3.65 at termination	Pay	11/22/2024	USD	2,500,000	(14,082)	(26,316)	(40,398)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	450,000	(8,716)	6,626	(2,090)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,700,000	(37,043)	29,147	(7,896)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(7,784)	6,391	(1,393)
1 day SOFR Annual	4.25 annually	Receive	11/22/2033	USD	200,000	(11,002)	7,499	(3,503)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Receive	12/20/2033	CAD	700,000	(26,042)	12,726	(13,316)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	250,000	(5,011)	3,850	(1,161)
1 day SOFR At Termination	5.16 at termination	Receive	5/31/2025	USD	2,400,000	(84)	(803)	(887)
1 day SOFR At Termination	2.70 at termination	Pay	4/4/2025	USD	2,800,000	—	(69,617)	(69,617)

						(110,710)	(262,321)	(373,031)

Total Centrally Cleared Interest rate swap contracts outstanding						2,930,427	381,851	3,312,278

(1)	Value of floating rate index at June 30, 2024 was as follows:

Floating Rate Index	Value
1 day REPO_CORRA CAD	1.10%
1 day SOFR USD	5.33%
1 day TONAR JPY	0.07%
6 month BBR AUD	4.74%
6 month EURIBOR EUR	3.68%
4 week TIIE MXN	11.24%

See Notes to Financial Statements.

1174

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$32,090,471	$—	$32,090,471
Centrally Cleared Credit Default Swaps	—	1,651	—	1,651
Centrally Cleared Interest Rate Swaps	—	870,226	—	870,226
Collateralized Mortgage Obligations	—	9,272,912	—	9,272,912
Commercial Mortgage-Backed Securities	—	19,050,639	—	19,050,639
Corporate Bonds
Communication Services	—	1,113,840	—	1,113,840
Consumer Discretionary	—	4,262,296	—	4,262,296
Consumer Staples	—	1,365,046	—	1,365,046
Energy	—	1,205,222	—	1,205,222
Financials	—	35,189,770	—	35,189,770
Health Care	—	500,912	—	500,912
Industrials	—	1,202,760	—	1,202,760
Information Technology	—	2,556,425	—	2,556,425
Materials	—	595,762	—	595,762
Real Estate	—	10,149,655	—	10,149,655
Utilities	—	13,967,788	—	13,967,788
Foreign Government Securities	—	7,357,723	—	7,357,723
Forward Currency Contracts	—	312,014	—	312,014
Futures	271,802	—	—	271,802
Mortgage-Backed Securities	—	130,433,003	—	130,433,003
Municipal Bonds	—	2,632,752	—	2,632,752
Options Purchased
Call Options Purchased	—	31,242	—	31,242
Put Options Purchased	—	32,553	—	32,553
OTC Credit Default Swaps	—	64,970	—	64,970
Short-Term Investments
Commercial Paper	—	7,474,424	—	7,474,424
Foreign Government Treasury Bill	—	281,103	—	281,103
Investment Companies	1,111,925	—	—	1,111,925
U.S. Treasury Obligation	$—	$3,741,734	$—	$3,741,734
Supranational	—	475,185	—	475,185
U.S. Treasury Obligations	—	54,233,591	—	54,233,591

Total Assets	$1,383,727	$340,465,669	$—	$341,849,396

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(3,693)	$—	$(3,693)
Centrally Cleared Interest Rate Swaps	—	(488,375)	—	(488,375)
Forward Currency Contracts	—	(185,347)	—	(185,347)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$(113,382)	$—	$—	$(113,382)
Options Written
Call Options Written	—	(28,259)	—	(28,259)
Put Options Written	—	(29,898)	—	(29,898)

Total Liabilities	$(113,382)	$(735,572)	$—	$(848,954)

Total	$1,270,345	$339,730,097	$—	$341,000,442

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$332,190	*,**
Foreign exchange contracts	Receivables	313,314
Credit contracts	Receivables	938,954	**

Total		$1,584,458

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(169,478	)*,**
Foreign exchange contracts	Payables	(185,448)
Credit contracts	Payables, Net assets – Unrealized depreciation	(494,028	)**

Total		$(848,954)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$78,119	$131,237	$(733,643)	$—	$300,808	$(223,479)
Foreign exchange contracts	—	—	—	(86,230)	—	(86,230)
Credit contracts	(2,000)	—	—	—	37,051	35,051

Total	$76,119	$131,237	$(733,643)	$(86,230)	$337,859	$(274,658)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(2)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(42,496)	$37,566	$1,372,223	$—	$479,555	$1,846,848
Foreign exchange contracts	(6,135)	3,031	—	167,048	—	163,944
Credit contracts	427		—	—	(3,366)	(2,939)

Total	$(48,204)	$40,597	$1,372,223	$167,048	$476,189	$2,007,853

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.
^

The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$31,215,000
Average notional value of contracts – short	21,131,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$16,307,000
Average settlement value sold – in USD	29,793,000

Options
Average value of option contracts purchased	$4,000
Average value of option contracts written	2,000
Average notional value of swaption contracts purchased	51,000
Average notional value of swaption contracts written	95,000

Credit index swaps
Average notional value – sell protection	$2,700,000

Credit default swaps
Average notional value – sell protection	$4,314,000

Interest rate swaps
Average notional value – pays fixed rate	$3,781,000
Average notional value – receives fixed rate	11,537,000

Overnight index swaps
Average notional value – pays fixed rate	$44,736,000
Average notional value – pays floating rate	17,762,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$150,043	$—	$(120,000)	$30,043
Barclays Bank plc	18,596	(8)	—	18,588
Citibank NA	10,590	(10,590)	—	—
Goldman Sachs Bank USA	87,492	(87,492)	—	—
HSBC Bank plc	78,895	(21,383)	—	57,512
JPMorgan Chase Bank	46,351	(46,351)	—	—
Morgan Stanley	48,812	(14,692)	—	34,120

Total	$440,779	$(180,516)	$(120,000)	$140,263

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$8	$(8)	$—	$—
Citibank NA	11,663	(10,590)	—	1,073
Goldman Sachs Bank USA	112,448	(87,492)	—	24,956
HSBC Bank plc	21,383	(21,383)	—	—
JPMorgan Chase Bank	83,310	(46,351)	(36,959)	—
Morgan Stanley	14,692	(14,692)	—	—

Total	$243,504	$(180,516)	$(36,959)	$26,029

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. LLC	5.43%	6/6/2024	8/15/2024	$(1,929,688)	$(1,935,882)

					$(1,935,882)

(1)	The average amount of borrowings while outstanding for 65 days during the six months ended June 30, 2024, was approximately $4,524,000 at a weighted average interest rate of 5.42%.
(2)	Payable for sale-buyback transactions includes $6,194 of deferred price drop on sale-buyback transactions.

	June 30, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$(1,935,882)	$—	$(1,935,882)

Total Borrowings	$—	$—	$(1,935,882)	$—	$(1,935,882)

Gross amount of recognized liabilities for sale-buybacks					$(1,935,882)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2024:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley & Co. LLC	$(1,935,882)	$1,907,777	$—	$(28,105)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$629,401,652
Long-term U.S. government debt securities	2,343,459

$631,745,111

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$619,552,045
Long-term U.S. government debt securities	7,061,764

$626,613,809

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,809,173
Aggregate gross unrealized depreciation	(28,643,310)

Net unrealized depreciation	$(25,834,137)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$369,771,718

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $360,801,073)	$340,328,733
Cash	877,188
Foreign cash (Cost $710,438)	698,946
Cash held as collateral at broker for futures	627,000
Cash held as collateral at broker for swaps	1,453,000
Receivable for forward settling transactions	68,832,026
Variation Margin on Centrally Cleared Swaps	1,730,016
Dividends, interest and other receivables	1,555,345
Unrealized appreciation on forward foreign currency contracts	312,014
Receivable for Portfolio shares sold	72,733
Receivable for securities sold	6,681
Securities lending income receivable	507
Other assets	3,485

Total assets	416,497,674

LIABILITIES
Payable for forward settling transactions	154,690,162
Payable for sale-buyback financing transactions	1,935,882
Payable for securities purchased	1,808,813
Due to broker for futures variation margin	1,313,832
Payable for return of collateral on securities loaned	1,111,925
Payable for return of cash collateral on forward settling transactions	447,000
Payable for Portfolio shares repurchased	236,827
Unrealized depreciation on forward foreign currency contracts	185,347
Payable for return of cash collateral on forward foreign currency contracts	120,000
Investment management fees payable	61,206
Options written, at value (Premiums received $58,807)	58,157
Distribution fees payable – Class IB	52,322
Administrative fees payable	19,227
Market value on OTC swap contracts	10,659
Accrued expenses	98,318

Total liabilities	162,149,677

Commitments and contingent liabilities^
NET ASSETS	$254,347,997

Net assets were comprised of:
Paid in capital	$292,535,932
Total distributable earnings (loss)	(38,187,935)

Net assets	$254,347,997

Class IB
Net asset value, offering and redemption price per share, $254,347,997 / 27,143,481 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.37

(x)	Includes value of securities on loan of $1,087,479.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$6,282,422
Securities lending (net)	4,259

Total income	6,286,681

EXPENSES
Investment management fees	635,524
Distribution fees – Class IB	317,762
Administrative fees	117,359
Interest expense	58,109
Professional fees	50,288
Custodian fees	47,187
Printing and mailing expenses	17,504
Trustees’ fees	4,261
Miscellaneous	27,418

Gross expenses	1,275,412
Less: Waiver from investment manager	(264,013)

Net expenses	1,011,399

NET INVESTMENT INCOME (LOSS)	5,275,282

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,217,443)
Futures contracts	(733,643)
Forward foreign currency contracts	(86,230)
Foreign currency transactions	32,830
Swaps	337,859
Options written	131,237
Securities sold short	23,328

Net realized gain (loss)	(2,512,062)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,768,516)
Futures contracts	1,372,223
Forward foreign currency contracts	167,048
Foreign currency translations	17,140
Options written	40,597
Securities sold short	25,813
Swaps	476,189

Net change in unrealized appreciation (depreciation)	(2,669,506)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,181,568)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,714

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,275,282	$9,557,096
Net realized gain (loss)	(2,512,062)	(781,634)
Net change in unrealized appreciation (depreciation)	(2,669,506)	5,321,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,714	14,097,240

Distributions to shareholders:
Class IB	—	(6,812,332)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,536,482 and 2,764,411 shares, respectively ]	14,231,775	25,478,754
Capital shares issued in reinvestment of dividends [ 0 and 733,295 shares, respectively ]	—	6,812,332
Capital shares repurchased [ (2,256,080) and (4,238,938) shares, respectively ]	(20,903,091)	(39,030,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,671,316)	(6,738,993)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,577,602)	545,915
NET ASSETS:
Beginning of period	260,925,599	260,379,684

End of period	$254,347,997	$260,925,599

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021		2020		2019
Net asset value, beginning of period	$9.36		$9.10		$10.94		$11.33		$11.00		$10.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.34		0.23		0.16		0.20		0.29
Net realized and unrealized gain (loss)	(0.18)		0.17		(1.75)		(0.33)		0.74		0.63

Total from investment operations	0.01		0.51		(1.52)		(0.17)		0.94		0.92

Less distributions:
Dividends from net investment income	—		(0.25)		(0.32)		(0.19)		(0.21)		(0.22)
Distributions from net realized gains	—		—		—		(0.03)		(0.40)		(0.27)

Total dividends and distributions	—		(0.25)		(0.32)		(0.22)		(0.61)		(0.49)

Net asset value, end of period	$9.37		$9.36		$9.10		$10.94		$11.33		$11.00

Total return (b)	0.11%		5.63%		(13.99)%		(1.44)%		8.58%		8.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$254,348		$260,926		$260,380		$325,791		$334,175		$293,239
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(g)(j)	0.87	%(g)(k)	0.77	%(g)(m)	0.75	%(n)	0.75	%(n)	1.30	%(g)(o)
Before waivers (a)(f)	1.00%		1.07%		0.96	%(g)	0.92%		0.93%		1.51	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.15%		3.72%		2.34%		1.47%		1.69%		2.62%
Before waivers (a)(f)	3.94%		3.52%		2.15%		1.30%		1.51%		2.41%
Portfolio turnover rate^	194	%(z)	364%		364%		307%		515%		430%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	For the six months ended June 30, 2024, includes Interest Expense of 0.05%. Includes Interest Expense of 0.12%, 0.02% and 0.64% for the years ended December 31, 2023, 2022 and 2019 respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.80% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1182

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (29.5%)
Allegro CLO XI Ltd.,
Series 2019-2A A1AR 6.577%, 1/19/33 (l)§	$3,200,000	$3,206,013
Ally Auto Receivables Trust,
Series 2023-1 A2 5.760%, 11/15/26	2,450,509	2,451,777
ARI Fleet Lease Trust,
Series 2023-B A1 5.924%, 10/15/24§	390,562	390,608
Series 2024-A A1 5.568%, 3/14/25§	1,701,993	1,702,825
Series 2024-B A2 5.540%, 4/15/33§	1,500,000	1,500,784
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-2A A 3.350%, 9/22/25§	2,094,000	2,088,266
Series 2019-3A A 2.360%, 3/20/26§	3,000,000	2,945,040
BA Credit Card Trust,
Series 2022-A2 A2 5.000%, 4/15/28	2,800,000	2,788,552
Bank of America Auto Trust,
Series 2023-1A A2 5.830%, 5/15/26§	2,795,642	2,797,750
Series 2023-2A A2 5.850%, 8/17/26§	6,586,989	6,591,579
BMW Vehicle Lease Trust,
Series 2023-2 A2 5.950%, 8/25/25	3,492,265	3,496,220
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5 6.023%, 7/15/27 (l)	4,300,000	4,303,890
Series 2021-A3 A3 1.040%, 11/15/26	3,300,000	3,245,065
Capital One Prime Auto Receivables Trust,
Series 2022-2 A2B 5.983%, 9/15/25 (l)	89,023	89,038
Series 2023-2 A2B 5.923%, 10/15/26 (l)	3,378,180	3,383,161
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A A1RR 6.545%, 7/20/32 (l)§	2,800,000	2,804,676
CarMax Auto Owner Trust,
Series 2022-2 A3 3.490%, 2/16/27	2,724,734	2,686,661
Series 2022-4 A2B 6.233%, 12/15/25 (l)	674,442	674,747
Series 2023-2 A2B 6.183%, 6/15/26 (l)	1,897,638	1,900,768
Series 2023-4 A2B 6.133%, 12/15/26 (l)	4,237,728	4,249,224
Series 2024-1 A2A 5.300%, 3/15/27	1,000,000	997,782
Series 2024-2 A2A 5.650%, 5/17/27	2,000,000	2,001,799
CarVal CLO I Ltd.,
Series 2018-1A AR 6.554%, 7/16/31 (l)§	3,400,000	3,405,032
Carvana Auto Receivables Trust,
Series 2023-P4 A2 6.230%, 1/11/27§	$2,455,386	$2,460,653
Chase Auto Owner Trust,
Series 2023-AA A2 5.900%, 3/25/27§	4,356,479	4,362,418
Series 2024-1A A2 5.480%, 4/26/27§	2,000,000	1,998,079
Chesapeake Funding II LLC,
Series 2024-1A A2 6.103%, 5/15/36 (l)§	1,937,831	1,939,300
Citibank Credit Card Issuance Trust,
Series 2017-A6 A6 6.215%, 5/14/29 (l)	4,000,000	4,045,468
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 5.540%, 1/25/37 (l)	29,594	20,826
Citizens Auto Receivables Trust,
Series 2023-1 A3 5.840%, 1/18/28§	1,400,000	1,405,941
Series 2023-2 A2A 6.090%, 10/15/26§	1,704,668	1,708,452
Series 2024-1 A1 5.616%, 1/15/25§	507,754	507,925
Series 2024-2 A2B 5.873%, 11/16/26 (l)§	2,000,000	1,999,990
CNH Equipment Trust,
Series 2023-B A2 5.900%, 2/16/27	3,352,536	3,356,792
Daimler Trucks Retail Trust,
Series 2023-1 A2 6.030%, 9/15/25	1,484,608	1,486,016
Dell Equipment Finance Trust,
Series 2023-2 A2 5.840%, 1/22/29§	2,734,532	2,734,521
Series 2023-3 A2 6.100%, 4/23/29§	3,755,337	3,760,552
Dllad LLC,
Series 2024-1A A2 5.500%, 8/20/27§	2,000,000	2,000,935
DLLST LLC,
Series 2024-1A A1 5.562%, 1/21/25§	1,346,571	1,346,772
Dryden 38 Senior Loan Fund,
Series 2015-38A ARR 6.479%, 7/15/30 (l)§	2,754,370	2,755,786
Enterprise Fleet Financing LLC,
Series 2022-1 A2 3.030%, 1/20/28§	1,255,616	1,242,777
Series 2024-2 A1 5.613%, 5/20/25§	3,464,418	3,467,460
FirstKey Homes Trust,
Series 2020-SFR2 A 1.266%, 10/19/37§	4,979,468	4,695,263
Ford Credit Auto Lease Trust,
Series 2023-B A2B 5.923%, 2/15/26 (l)	3,764,932	3,766,698
Series 2024-A A1 5.506%, 2/15/25	2,351,190	2,351,776
Ford Credit Auto Owner Trust,
Series 2024-B A2A 5.400%, 4/15/27	8,000,000	8,002,482

See Notes to Financial Statements.

1183

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GM Financial Automobile Leasing Trust,
Series 2023-1 A2A 5.270%, 6/20/25	$316,157	$316,209
Series 2024-1 A2B 5.783%, 6/22/26 (l)	4,000,000	4,003,105
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2 A2A 5.100%, 5/18/26	1,699,059	1,697,368
Series 2023-4 A2B 5.863%, 11/16/26 (l)	1,809,944	1,811,922
Series 2024-1 A1 5.529%, 1/16/25	161,252	161,301
Golub Capital Partners Static Ltd.,
Series 2024-1A A1 6.557%, 4/20/33 (l)§	3,200,000	3,203,347
GSAA Home Equity Trust,
Series 2007-6 A4 6.060%, 5/25/47 (l)	72,048	45,984
Harley-Davidson Motorcycle Trust,
Series 2023-A A2A 5.320%, 6/15/26	1,630,588	1,629,772
Hertz Vehicle Financing III LLC,
Series 2022-1A A 1.990%, 6/25/26§	2,000,000	1,942,443
Series 2023-1A A 5.490%, 6/25/27§	2,900,000	2,895,370
Huntington Auto Trust,
Series 2024-1A A1 5.625%, 2/18/25§	359,635	359,650
Hyundai Auto Lease Securitization Trust,
Series 2023-A A2B 5.973%, 4/15/25 (l)§	106,338	106,346
Series 2023-C A2B 5.933%, 3/16/26 (l)§	2,010,628	2,012,694
Hyundai Auto Receivables Trust,
Series 2023-A A2A 5.190%, 12/15/25	1,070,436	1,069,717
Series 2023-C A2B 5.963%, 1/15/27 (l)	5,472,991	5,482,585
Kubota Credit Owner Trust,
Series 2023-1A A2 5.400%, 2/17/26§	2,181,781	2,179,421
LAD Auto Receivables Trust,
Series 2023-2A A2 5.930%, 6/15/27§	1,013,987	1,014,423
Series 2023-3A A2 6.090%, 6/15/26§	404,718	404,916
LCCM Trust,
Series 2021-FL2 A 6.643%, 12/13/38 (l)§	9,315,306	9,107,508
Madison Park Funding XXIX Ltd.,
Series 2018-29A AR 6.507%, 10/18/30 (l)§	1,958,070	1,960,016
Massachusetts Educational Financing Authority,
Series 2008-1 A1 6.559%, 4/25/38 (l)	39,494	38,680
Master Credit Card Trust II,
Series 2024-1A A 6.083%, 1/21/28 (l)§	5,000,000	5,018,848
MMAF Equipment Finance LLC,
Series 2024-A A1 5.581%, 2/11/25§	1,406,809	1,406,963
Navient Private Education Refi Loan Trust,
Series 2020-DA A 1.690%, 5/15/69§	892,464	818,269
Series 2020-GA A 1.170%, 9/16/69§	728,677	659,019
Series 2020-IA A1B 6.443%, 4/15/69 (l)§	2,547,862	2,549,219
Series 2021-FA A 1.110%, 2/18/70§	7,492,821	6,412,231
Navient Student Loan Trust,
Series 2017-5A A 6.250%, 7/26/66 (l)§	1,853,306	1,852,159
Series 2023-BA A1B 7.033%, 3/15/72 (l)§	1,268,661	1,277,230
Nelnet Student Loan Trust,
Series 2005-3 A5 5.735%, 12/24/35 (l)	988,206	977,823
Series 2013-5A A 6.080%, 1/25/37 (l)§	581,658	577,841
Series 2016-1A A 6.250%, 9/25/65 (l)§	2,555,053	2,547,482
Series 2019-2A A 6.350%, 6/27/67 (l)§	553,797	553,451
Nissan Auto Receivables Owner Trust,
Series 2023-A A2B 5.983%, 2/17/26 (l)	3,201,306	3,203,652
Series 2023-B A2B 5.893%, 5/15/26 (l)	2,000,000	2,002,241
PHEAA Student Loan Trust,
Series 2016-2A A 6.400%, 11/25/65 (l)§	990,865	980,823
PRET LLC,
Series 2021-NPL3 A1 1.868%, 7/25/51 (e)§	4,722,919	4,613,137
Series 2021-NPL6 A1 2.487%, 7/25/51 (e)§	1,215,674	1,185,585
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1 4.992%, 2/25/61 (e)§	893,411	875,380
Rad CLO 4 Ltd.,
Series 2019-4A AR 6.554%, 4/25/32 (l)§	3,200,000	3,203,840
SBNA Auto Lease Trust,
Series 2023-A A2 6.270%, 4/20/26§	3,239,905	3,250,019
SLM Student Loan Trust,
Series 2004-10 A7B 6.209%, 10/25/29 (l)§	212,653	212,654
Series 2010-1 A 5.850%, 3/25/25 (l)	1,176,668	1,151,075
Series 2012-3 A 6.100%, 12/27/38 (l)	3,354,663	3,340,566
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	395,722	388,441

See Notes to Financial Statements.

1184

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-PTA A2A 1.600%, 9/15/54§	$887,931	$809,198
Tesla Auto Lease Trust,
Series 2023-A A2 5.860%, 8/20/25§	2,822,286	2,824,408
Series 2023-B A2 6.020%, 9/22/25§	2,013,784	2,016,108
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	5,600,000	5,389,896
Toyota Auto Receivables Owner Trust,
Series 2022-C A2B 5.903%, 8/15/25 (l)	102,652	102,667
Series 2023-A A2 5.050%, 1/15/26	1,228,731	1,227,541
Toyota Lease Owner Trust,
Series 2023-B A2B 5.884%, 4/20/26 (l)§	2,632,632	2,634,602
United States Small Business Administration,
Series 2005-20B 1 4.625%, 2/1/25	1,377	1,370
Series 2008-20G 1 5.870%, 7/1/28	211,743	214,006
Series 2008-20H 1 6.020%, 8/1/28	222,781	225,255
Verdelite Static CLO Ltd.,
Series 2024-1A A 0.000%, 7/20/32 (l)§	2,100,000	2,100,000
Volkswagen Auto Lease Trust,
Series 2023-A A2B 5.904%, 1/20/26 (l)	1,966,677	1,967,786
Series 2024-A A1 5.516%, 3/20/25	2,491,486	2,492,123
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2 A2A 5.720%, 3/22/27	738,286	739,498
Voya CLO Ltd.,
Series 2019-2A AR 6.525%, 7/20/32 (l)§	4,000,000	4,001,152
World Omni Auto Receivables Trust,
Series 2023-A A2A 5.180%, 7/15/26	1,286,132	1,285,283
World Omni Automobile Lease Securitization Trust,
Series 2024-A A2B 5.763%, 2/16/27 (l)	2,000,000	2,000,658

Total Asset-Backed Securities		241,650,415

Collateralized Mortgage Obligations (11.2%)
Alternative Loan Trust,
Series 2005-61 2A1 6.020%, 12/25/35 (l)	4,952	4,292
Series 2005-62 2A1 6.153%, 12/25/35 (l)	20,852	16,917
Series 2006-OA22 A1 5.780%, 2/25/47 (l)	94,711	87,277
Series 2007-OA7 A1A 5.820%, 5/25/47 (l)	21,870	19,816
American Home Mortgage Assets Trust,
Series 2006-1 2A1 5.650%, 5/25/46 (l)	1,153,554	934,294
Arroyo Mortgage Trust,
Series 2021-1R A1 1.175%, 10/25/48 (l)§	536,960	461,493
BCAP LLC Trust,
Series 2006-AA2 A1 5.800%, 1/25/37 (l)	124,286	108,536
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.984%, 9/25/35 (l)	285,530	164,348
Bear Stearns ARM Trust,
Series 2002-11 1A2 3.250%, 2/25/33 (l)	569	413
Series 2003-3 3A2 6.640%, 5/25/33 (l)	6,440	5,907
Series 2003-8 2A1 5.700%, 1/25/34 (l)	512	481
Series 2003-8 4A1 6.008%, 1/25/34 (l)	2,147	2,090
Series 2004-10 15A1 6.546%, 1/25/35 (l)	7,436	7,245
Series 2004-10 21A1 5.441%, 1/25/35 (l)	159,461	147,515
Series 2007-3 1A1 4.406%, 5/25/47 (l)	544,464	473,162
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11 5.500%, 11/25/35	53,445	25,135
Series 2005-3 1A2 6.040%, 4/25/35 (l)	36,818	33,279
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 7.410%, 5/25/35 (l)	644	624
Series 2005-11 A2A 7.780%, 10/25/35 (l)	27,570	26,432
Series 2005-12 2A1 6.260%, 8/25/35 (l)§	57,108	53,567
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 7.560%, 9/25/35 (l)	1,678	1,648
Series 2005-6 A2 6.466%, 9/25/35 (l)	4,095	3,931
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 6.056%, 3/25/32 (l)§	197	182
CSMC Trust,
Series 2019-RP10 A1 3.180%, 12/26/59 (l)§	610,744	618,750
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 5.560%, 10/25/36 (l)	380	302
FHLMC,
Series 2142 Z 6.500%, 4/15/29	727	721
Series 2411 FJ 5.798%, 12/15/29 (l)	218	217
Series 3222 FN 5.848%, 9/15/36 (l)	6,606	6,537

See Notes to Financial Statements.

1185

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 3241 FM 5.828%, 11/15/36 (l)	$3,498	$3,458
Series 3245 NF 5.928%, 11/15/36 (l)	124,939	123,010
Series 330 F4 5.793%, 10/15/37 STRIPS (l)	1,503,394	1,476,447
Series 343 F4 5.793%, 10/15/37 STRIPS (l)	433,976	428,271
Series 3807 FM 5.948%, 2/15/41 (l)	143,381	142,235
Series 3850 FC 5.868%, 4/15/41 (l)	119,947	118,616
Series 3898 TF 5.948%, 7/15/39 (l)	10,371	10,245
Series 3927 FH 5.898%, 9/15/41 (l)	128,527	126,536
Series 4283 JF 5.848%, 12/15/43 (l)	1,164,000	1,144,106
Series 4367 GF 5.793%, 3/15/37 (l)	1,106,461	1,085,755
Series 4615 AF 5.793%, 10/15/38 (l)	382,896	376,409
Series 4678 AF 5.843%, 12/15/42 (l)	1,651,312	1,654,971
Series 4774 BF 5.748%, 2/15/48 (l)	1,676,444	1,628,983
Series 4779 WF 5.793%, 7/15/44 (l)	1,733,602	1,742,124
Series 4875 F 5.898%, 4/15/49 (l)	1,056,424	1,035,647
Series 4906 WF 5.843%, 12/15/38 (l)	768,714	774,190
Series 4913 FC 5.863%, 6/15/44 (l)	1,315,461	1,344,845
Series 4948 E 2.500%, 10/25/48	399,530	353,214
Series 5115 EM 1.000%, 9/15/44	5,107,601	4,322,957
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	1,883	1,909
Series T-62 1A1 6.353%, 10/25/44 (l)	96,595	87,330
Series T-63 1A1 6.353%, 2/25/45 (l)	124,683	118,870
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 6.785%, 6/25/34 (l)	13,165	12,697
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 6.231%, 8/25/35 (l)	19,895	13,656
FNMA,
Series 2003-W8 3F2 5.800%, 5/25/42 (l)	6,434	6,408
Series 2005-38 F 5.750%, 5/25/35 (l)	9,932	9,831
Series 2006-118 A2 5.498%, 12/25/36 (l)	41,747	40,688
Series 2006-5 3A2 6.081%, 5/25/35 (l)	16,060	16,339
Series 2007-109 GF 6.130%, 12/25/37 (l)	302,618	301,755
Series 2007-84 FN 5.950%, 8/25/37 (l)	112,109	111,260
Series 2010-74 AF 5.990%, 7/25/37 (l)	91,195	90,766
Series 2014-42 FA 5.843%, 7/25/44 (l)	421,200	411,902
Series 2014-86 PA 2.000%, 12/25/44	176,433	152,108
Series 2015-64 KF 5.793%, 9/25/45 (l)	1,541,981	1,509,334
Series 2016-11 AF 5.943%, 3/25/46 (l)	1,334,089	1,320,464
Series 2016-84 DF 5.863%, 11/25/46 (l)	351,578	342,666
Series 2016-97 CF 5.863%, 12/25/56 (l)	858,064	835,908
Series 2017-108 AF 5.750%, 1/25/48 (l)	773,475	757,056
Series 2019-41 FD 5.950%, 8/25/59 (l)	732,389	719,859
Series 2019-53 FA 5.843%, 9/25/49 (l)	1,560,832	1,517,631
Series 2019-60 WF 5.843%, 10/25/59 (l)	767,599	764,742
Series 2019-9 FA 5.843%, 3/25/49 (l)	276,173	272,492
Series 2020-22 FA 5.850%, 4/25/50 (l)	3,220,859	3,138,744
Series 2024-38 FA 6.124%, 1/25/51 (l)	3,880,864	3,877,127
GCAT Trust,
Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	1,216,165	1,002,857
GNMA,
Series 2012-H08 FC 6.007%, 4/20/62 (l)	377,304	377,176
Series 2012-H12 FA 5.987%, 4/20/62 (l)	413,781	413,520
Series 2012-H12 FB 6.487%, 2/20/62 (l)	459,402	462,217
Series 2013-H13 FT 5.630%, 5/20/63 (l)	143,707	143,056
Series 2015-H04 FA 6.087%, 12/20/64 (l)	772,146	769,865
Series 2015-H32 FA 6.187%, 12/20/65 (l)	1,775,844	1,772,728
Series 2016-H14 FA 6.237%, 6/20/66 (l)	1,415,678	1,414,746
Series 2016-H17 FK 6.287%, 7/20/66 (l)	351,235	351,177
Series 2016-H20 PT 7.043%, 9/20/66 (l)	1,724,860	1,761,791
Series 2017-H07 FG 5.897%, 2/20/67 (l)	2,202,169	2,198,103
Series 2018-H18 FC 5.787%, 8/20/65 (l)	533,589	531,662
Series 2019-54 KF 5.864%, 5/20/44 (l)	1,183,311	1,143,045
Series 2019-90 F 5.903%, 7/20/49 (l)	1,245,803	1,222,547
Series 2020-17 EU 2.500%, 10/20/49	218,490	186,987
Series 2020-63 PF 5.853%, 4/20/50 (l)	4,650,033	4,531,789

See Notes to Financial Statements.

1186

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-122 FA 3.000%, 7/20/51 (l)	$10,879,233	$9,153,106
Series 2021-H09 FG 6.833%, 6/20/71 (l)	1,292,394	1,314,741
Series 2023-H26 DF 5.633%, 9/20/73 (l)	6,140,866	6,094,738
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 6.000%, 11/25/45 (l)	5,759	5,014
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	4,082,494	3,718,263
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9 5.000%, 2/25/52 (l)§	1,997,183	1,845,842
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 5.057%, 9/25/35 (l)	6,626	6,108
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 5.893%, 5/19/35 (l)	4,273	3,967
Series 2006-1 2A1A 5.933%, 3/19/36 (l)	35,485	32,204
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 4.767%, 12/25/34 (l)	19,446	17,577
Series 2006-AR14 1A1A 0.346%, 11/25/46 (l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11 5.000%, 2/25/52 (l)§	765,058	706,718
Legacy Mortgage Asset Trust,
Series 2021-SL2 A 1.875%, 10/25/68 (e)§	608,939	604,369
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 5.994%, 11/21/34 (l)	6,958	6,452
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	128,602	126,794
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 6.143%, 11/15/31 (l)	2,862	2,685
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 5.960%, 11/25/35 (l)	10,873	10,041
MFA Trust,
Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	691,884	640,657
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 5.883%, 12/15/30 (l)	907	858
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1 0.941%, 10/25/58 (l)§	980,131	898,010
OBX Trust,
Series 2024-NQM5 A1 5.988%, 12/1/64 (e)§	1,336,948	1,336,254
RALI Trust,
Series 2005-QO1 A1 5.760%, 8/25/35 (l)	7,376	5,367
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 5.800%, 6/25/35 (l)§	6,203	5,826
Sequoia Mortgage Trust,
Series 10 2A1 6.213%, 10/20/27 (l)	322	310
Series 2003-4 2A1 6.153%, 7/20/33 (l)	172,323	165,685
Series 2005-2 A2 6.172%, 3/20/35 (l)	100,693	91,669
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	283,744	270,032
Series 2021-2 A1 0.943%, 5/25/65 (l)§	2,510,082	2,285,667
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 7.282%, 2/25/34 (l)	6,855	6,467
Series 2004-19 2A1 6.553%, 1/25/35 (l)	6,792	6,038
Series 2005-17 3A1 4.825%, 8/25/35 (l)	19,108	16,017
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 6.113%, 10/19/34 (l)	7,421	6,840
Series 2005-AR5 A1 5.953%, 7/19/35 (l)	18,176	16,690
Series 2005-AR5 A2 5.953%, 7/19/35 (l)	12,620	12,212
Series 2006-AR4 2A1 5.840%, 6/25/36 (l)	3,639	3,500
Series 2006-AR5 1A1 5.880%, 5/25/36 (l)	258,170	168,163
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	797,566	770,390
Series 2019-HY2 A1 6.460%, 5/25/58 (l)§	426,110	435,869
Series 2019-HY3 A1A 6.460%, 10/25/59 (l)§	455,111	462,584
Series 2020-1 A1 2.710%, 1/25/60 (l)§	1,665,793	1,556,648
Series 2021-SJ2 A1A 2.250%, 12/25/61 (l)§	477,603	453,952
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67 (e)§	317,768	315,603
Series 2023-5 A1 6.476%, 6/25/68 (e)§	797,843	799,076
Series 2024-1 A1 5.712%, 1/25/69 (e)§	1,582,362	1,572,133
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 6.353%, 11/25/42 (l)	807	745

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2002-AR2 A 4.448%, 2/27/34 (l)	$511	$476
Series 2003-AR1 A5 5.618%, 3/25/33 (l)	68,322	63,892
Series 2004-AR1 A 6.031%, 3/25/34 (l)	120,021	116,500
Series 2005-AR13 A1A1 6.040%, 10/25/45 (l)	18,046	17,295
Series 2005-AR15 A1A1 5.980%, 11/25/45 (l)	7,551	6,880
Series 2006-AR15 2A 6.653%, 11/25/46 (l)	8,687	7,531
Series 2006-AR3 A1A 6.153%, 2/25/46 (l)	11,486	9,931
Series 2006-AR7 3A 6.201%, 7/25/46 (l)	45,575	38,239

Total Collateralized Mortgage Obligations		92,024,563

Commercial Mortgage-Backed Securities (3.5%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A 6.509%, 9/15/34 (l)§	1,000,000	952,495
BCP Trust,
Series 2021-330N A 6.242%, 6/15/38 (l)§	4,500,000	4,219,735
Beast Mortgage Trust,
Series 2021-1818 A 6.493%, 3/15/36 (l)§	2,500,000	2,215,801
BWAY Mortgage Trust,
Series 2021-1450 A 6.693%, 9/15/36 (l)§	2,500,000	2,257,318
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	1,893,551	1,825,656
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB 2.710%, 8/10/49	813,673	796,065
CSMC Trust,
Series 2017-CHOP A 6.194%, 7/15/32 (l)§	1,904,684	1,886,098
DBCG Mortgage Trust,
Series 2017-BBG A 8.500%, 6/15/34 (l)§	4,872,774	4,872,725
Extended Stay America Trust,
Series 2021-ESH A 6.523%, 7/15/38 (l)§	6,354,561	6,330,732
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 6.826%, 12/15/31 (l)§	285,859	256,656
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	2,098,529	2,045,650
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A 6.410%, 7/25/36 (l)§	619,546	615,177
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	133,651	132,354

Total Commercial Mortgage-Backed Securities		28,406,462

Corporate Bonds (40.3%)
Communication Services (1.6%)
Entertainment (0.6%)
Warnermedia Holdings, Inc. 3.638%, 3/15/25	2,000,000	1,968,190
3.788%, 3/15/25	3,400,000	3,350,573

		5,318,763

Wireless Telecommunication Services (1.0%)
T-Mobile USA, Inc. 3.500%, 4/15/25	8,300,000	8,166,313

Total Communication Services		13,485,076

Consumer Discretionary (3.6%)
Automobile Components (0.1%)
Aptiv plc 2.396%, 2/18/25	1,000,000	978,891

Automobiles (3.4%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.38%), 5.758%, 8/12/24 (k)§	3,000,000	2,999,149
General Motors Co. 4.000%, 4/1/25	2,000,000	1,973,532
6.125%, 10/1/25	2,900,000	2,914,941
Hyundai Capital America 1.000%, 9/17/24§	1,000,000	989,697
(SOFR + 1.15%), 6.534%, 8/4/25 (k)§	1,200,000	1,202,640
1.800%, 10/15/25§	3,000,000	2,855,835
Mercedes-Benz Finance North America LLC
(SOFR + 0.67%), 6.045%, 1/9/26 (k)§	5,100,000	5,113,719
Nissan Motor Acceptance Co. LLC 1.125%, 9/16/24§	1,000,000	989,635
2.000%, 3/9/26§	1,100,000	1,028,145
1.850%, 9/16/26 (m)	1,000,000	913,810
Volkswagen Group of America Finance LLC
(SOFR + 0.93%), 6.283%, 9/12/25 (k)§	7,000,000	7,022,926

		28,004,029

Hotels, Restaurants & Leisure (0.1%)
Hyatt Hotels Corp. 5.375%, 4/23/25 (e)	1,000,000	996,214

Total Consumer Discretionary		29,979,134

Consumer Staples (1.7%)
Food Products (0.2%)
Tyson Foods, Inc. 3.950%, 8/15/24	2,000,000	1,994,470

Tobacco (1.5%)
BAT Capital Corp. 2.789%, 9/6/24	12,000,000	11,929,580

Total Consumer Staples		13,924,050

See Notes to Financial Statements.

1188

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Energy Transfer LP 4.050%, 3/15/25	$3,000,000	$2,966,415
2.900%, 5/15/25	1,200,000	1,170,193
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	596,000	594,724

Total Energy		4,731,332

Financials (20.2%)
Banks (8.8%)
Bank of America Corp.
(CME Term SOFR 3 Month + 1.35%), 3.093%, 10/1/25 (k)	2,000,000	1,985,006
(CME Term SOFR 3 Month + 1.13%), 2.456%, 10/22/25 (k)	5,000,000	4,947,771
(SOFR + 1.33%), 3.384%, 4/2/26 (k)	500,000	490,739
(SOFR + 1.33%), 6.738%, 4/2/26 (k)	500,000	502,680
Barclays plc 3.650%, 3/16/25	2,000,000	1,969,327
BNP Paribas SA
(CME Term SOFR 3 Month + 1.37%), 2.819%, 11/19/25 (k)§	2,200,000	2,172,575
Citibank NA
(SOFR + 0.81%), 6.146%, 9/29/25 (k)	3,090,000	3,102,356
Citigroup, Inc.
(SOFR + 2.84%), 3.106%, 4/8/26 (k)	8,100,000	7,935,308
ING Groep NV
(United States SOFR Compounded Index + 1.64%), 6.981%, 3/28/26 (k)	2,200,000	2,218,381
JPMorgan Chase & Co.
(SOFR + 1.16%), 2.301%, 10/15/25 (k)	1,200,000	1,188,061
(SOFR + 0.92%), 6.289%, 2/24/26 (k)	1,500,000	1,505,166
(SOFR + 1.20%), 6.594%, 1/23/28 (k)	5,000,000	5,053,641
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)	6,000,000	5,997,000
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.788%, 7/18/25 (k)	400,000	399,797
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.541%, 4/17/26 (k)(x)	1,000,000	998,778
NatWest Markets plc
(SOFR + 1.45%), 6.795%, 3/22/25 (k)(m)	5,000,000	5,030,550
Societe Generale SA 2.625%, 10/16/24§	8,200,000	8,112,935
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)(m)	3,516,000	3,536,428
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25 (k)§	2,000,000	1,967,940
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25 (k)(m)	1,200,000	1,180,764
(ICE LIBOR USD 3 Month + 1.21%), 2.819%, 1/30/26 (k)(m)	1,400,000	1,374,797
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25 (k)	8,400,000	8,304,912
(CME Term SOFR 3 Month + 1.01%), 2.164%, 2/11/26 (k)	1,000,000	977,436
(SOFR + 1.32%), 3.908%, 4/25/26 (k)	900,000	885,350
(SOFR + 2.00%), 2.188%, 4/30/26 (k)	600,000	582,620

		72,420,318

Capital Markets (2.6%)
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	1,100,000	1,090,372
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	500,000	499,817
Goldman Sachs Group, Inc. (The)
(SOFR + 0.49%), 5.881%, 10/21/24 (k)	1,000,000	998,950
(CME Term SOFR 3 Month + 1.43%), 6.754%, 5/15/26 (k)	6,685,000	6,726,885
(SOFR + 0.79%), 6.146%, 12/9/26 (k)	1,800,000	1,800,326
Morgan Stanley
(SOFR + 0.51%), 5.901%, 1/22/25 (k)	3,000,000	2,998,650
(SOFR + 1.99%), 2.188%, 4/28/26 (k)	2,700,000	2,623,222
UBS AG 3.625%, 9/9/24	2,000,000	1,991,766
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.490%, 8/5/25 (k)§	2,500,000	2,496,111

		21,226,099

Consumer Finance (4.7%)
AerCap Ireland Capital DAC 1.650%, 10/29/24	5,000,000	4,932,732
Ally Financial, Inc. 5.125%, 9/30/24	4,300,000	4,293,241
4.625%, 3/30/25	2,000,000	1,981,212
5.800%, 5/1/25	500,000	499,515
American Honda Finance Corp.
(SOFR + 0.55%), 5.928%, 2/12/25 (k)	6,800,000	6,806,665
(United States SOFR Compounded Index + 0.78%), 6.174%, 4/23/25 (k)	3,000,000	3,008,554
(United States SOFR Compounded Index + 0.79%), 6.199%, 10/3/25 (k)(x)	1,400,000	1,405,275
Ford Motor Credit Co. LLC 3.664%, 9/8/24	1,049,000	1,043,577
2.300%, 2/10/25	5,200,000	5,059,184
4.687%, 6/9/25	2,000,000	1,977,400
4.134%, 8/4/25	1,500,000	1,467,960
4.389%, 1/8/26	725,000	709,528
6.950%, 3/6/26	300,000	303,579
(SOFR + 2.95%), 8.308%, 3/6/26 (k)	500,000	517,285

See Notes to Financial Statements.

1189

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Financial Co., Inc.
(SOFR + 0.62%), 6.020%, 10/15/24 (k)	$1,500,000	$1,499,951
2.900%, 2/26/25	1,500,000	1,471,255
2.750%, 6/20/25	400,000	388,814
Toyota Motor Credit Corp.
(SOFR + 0.52%), 5.860%, 8/22/24 (k)	1,000,000	999,937

		38,365,664

Financial Services (0.1%)
Global Payments, Inc. 2.650%, 2/15/25 (x)	500,000	491,062

Insurance (4.0%)
Athene Global Funding
(United States SOFR Compounded Index + 0.85%), 6.230%, 5/8/26 (k)§	2,000,000	2,000,334
(United States SOFR Compounded Index + 1.21%), 6.554%, 3/25/27 (k)§	6,000,000	6,021,183
GA Global Funding Trust
(SOFR + 0.50%), 5.853%, 9/13/24 (k)§	900,000	900,140
New York Life Global Funding
(SOFR + 0.48%), 5.834%, 6/9/26 (k)§	11,000,000	10,965,609
Pacific Life Global Funding II
(SOFR + 0.62%), 5.981%, 6/4/26 (k)(x)§	13,000,000	12,981,385

		32,868,651

Total Financials		165,371,794

Health Care (3.0%)
Health Care Equipment & Supplies (0.5%)
Baxter International, Inc. 1.322%, 11/29/24	4,000,000	3,925,392

Health Care Providers & Services (1.3%)
CVS Health Corp. 2.625%, 8/15/24	2,500,000	2,488,895
HCA, Inc. 5.375%, 2/1/25	3,750,000	3,740,618
5.250%, 4/15/25	4,425,000	4,403,716

		10,633,229

Life Sciences Tools & Services (0.9%)
Revvity, Inc. 0.850%, 9/15/24	8,000,000	7,910,153

Pharmaceuticals (0.3%)
Bayer US Finance II LLC 3.375%, 7/15/24§	500,000	499,513
4.250%, 12/15/25§	1,300,000	1,273,534
Bayer US Finance LLC 3.375%, 10/8/24§	400,000	397,035

		2,170,082

Total Health Care		24,638,856

Industrials (3.3%)
Aerospace & Defense (1.9%)
Boeing Co. (The) 4.875%, 5/1/25	3,500,000	3,462,078
2.600%, 10/30/25	2,000,000	1,912,039
2.196%, 2/4/26	1,000,000	939,665
2.250%, 6/15/26	400,000	372,585
Huntington Ingalls Industries, Inc. 3.844%, 5/1/25	6,000,000	5,907,440
ST Engineering RHQ Ltd. 1.500%, 4/29/25 (m)	3,311,000	3,203,194

		15,797,001

Construction & Engineering (0.5%)
Quanta Services, Inc. 0.950%, 10/1/24	4,000,000	3,949,444

Machinery (0.0%)†
Westinghouse Air Brake Technologies Corp. 3.200%, 6/15/25	388,000	378,350

Passenger Airlines (0.5%)
Delta Air Lines, Inc. 7.000%, 5/1/25§	842,000	844,694
Southwest Airlines Co. 5.250%, 5/4/25	3,000,000	2,981,250

		3,825,944

Professional Services (0.4%)
Equifax, Inc. 2.600%, 12/1/24	3,000,000	2,959,528

Total Industrials		26,910,267

Information Technology (2.6%)
Electronic Equipment, Instruments & Components (0.9%)
Arrow Electronics, Inc. 3.250%, 9/8/24 (x)	4,000,000	3,978,050
TD SYNNEX Corp. 1.250%, 8/9/24	3,700,000	3,680,244

		7,658,294

Semiconductors & Semiconductor Equipment (0.1%)
Renesas Electronics Corp. 1.543%, 11/26/24§	500,000	490,946

Software (1.1%)
Oracle Corp. 2.950%, 5/15/25	2,000,000	1,954,645
VMware LLC 1.000%, 8/15/24	5,500,000	5,467,782
4.500%, 5/15/25	2,000,000	1,980,604

		9,403,031

Technology Hardware, Storage & Peripherals (0.5%)
NetApp, Inc. 3.300%, 9/29/24	4,000,000	3,971,187

Total Information Technology		21,523,458

Materials (0.8%)
Containers & Packaging (0.8%)
Berry Global, Inc. 1.570%, 1/15/26	1,500,000	1,409,235
4.875%, 7/15/26§	5,109,000	5,011,418

Total Materials		6,420,653

Real Estate (1.1%)
Diversified REITs (0.3%)
VICI Properties LP (REIT) 3.500%, 2/15/25§	1,000,000	987,060
4.375%, 5/15/25	1,000,000	983,350

		1,970,410

See Notes to Financial Statements.

1190

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Specialized REITs (0.8%)
American Tower Corp. (REIT) 2.950%, 1/15/25	$4,000,000	$3,937,470
4.000%, 6/1/25	3,000,000	2,953,178

		6,890,648

Total Real Estate		8,861,058

Utilities (1.8%)
Electric Utilities (0.7%)
Avangrid, Inc. 3.200%, 4/15/25	2,300,000	2,252,025
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 6.131%, 5/8/25 (k)(x)	2,500,000	2,507,885
Pacific Gas and Electric Co. 3.400%, 8/15/24	800,000	796,789

		5,556,699

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 3.300%, 7/15/25§	1,000,000	972,612

Multi-Utilities (1.0%)
DTE Energy Co. 4.220%, 11/1/24 (e)	8,300,000	8,251,206

Total Utilities		14,780,517

Total Corporate Bonds		330,626,195

Mortgage-Backed Securities (0.6%)
FHLMC 6.350%, 1/1/34 (l)	1,568	1,578
6.051%, 11/1/35 (l)	4,065	4,147
7.588%, 7/1/36 (l)	108,141	109,718
5.751%, 9/1/36 (l)	36,421	36,998
5.882%, 10/1/36 (l)	35,833	36,506
FNMA 6.505%, 11/1/34 (l)	42,012	42,636
5.758%, 1/1/35 (l)	1,564	1,588
7.082%, 7/1/35 (l)	2,561	2,588
5.978%, 12/1/35 (l)	13,332	13,601
6.206%, 3/1/36 (l)	15,920	16,291
6.353%, 3/1/44 (l)	49,396	49,035
6.353%, 7/1/44 (l)	431	428
6.353%, 10/1/44 (l)	3,428	3,403
FNMA UMBS 3.000%, 12/1/26	4,985,316	4,861,449

Total Mortgage-Backed Securities		5,179,966

Municipal Bond (0.2%)
University of Tulane, Series 2007C, NATL-RE (CMET3MO + 0.30%), 5.884%, 2/15/36 (k)	2,000,000	1,839,750

Total Municipal Bond		1,839,750

U.S. Government Agency Securities (8.0%)
FHLB 1.000%, 3/23/26	17,550,000	16,412,809
1.020%, 2/24/27	30,000,000	27,262,731
FHLMC 5.520%, 5/28/25	8,000,000	7,997,816
5.550%, 2/20/26	6,000,000	5,997,601
5.650%, 3/6/26	8,000,000	7,998,492

Total U.S. Government Agency Securities		65,669,449

U.S. Treasury Obligations (2.9%)
U.S. Treasury Inflation Linked Notes 0.125%, 10/15/24 TIPS	5,132,820	5,081,933
2.125%, 4/15/29 TIPS(z)	18,348,151	18,382,596

Total U.S. Treasury Obligations		23,464,529

Total Long-Term Debt Securities (96.2%) (Cost $801,451,448)		788,861,329

SHORT-TERM INVESTMENTS:
Commercial Paper (3.6%)
Crown Castle, Inc. 6.25%, 7/30/24 (n)(p)	2,900,000	2,884,968
6.23%, 8/1/24 (n)(p)§	5,300,000	5,270,804
Huntington Ingalls Industries, Inc. 11.45%, 7/2/24 (n)(p)§	2,200,000	2,198,601
Keurig Dr Pepper, Inc. 6.09%, 7/19/24 (n)(p)§	3,600,000	3,588,469
Marriott International, Inc. 5.90%, 8/6/24 (n)(p)	5,700,000	5,665,630
5.90%, 8/7/24 (n)(p)	2,500,000	2,484,537
NextEra Energy Capital Holdings, Inc. 6.83%, 7/8/24 (n)(p)	2,200,000	2,196,668
6.57%, 7/10/24 (n)(p)§	1,000,000	998,179
6.47%, 7/11/24 (n)(p)	500,000	499,013
5.87%, 8/13/24 (n)(p)	3,600,000	3,574,375

Total Commercial Paper		29,361,244

	Number of Shares	Value (Note 1)
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	495,655	495,655

Total Investment Companies		1,495,655

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (0.7%)
U.S. Treasury Bills 4.20%, 7/5/24 (p)	$6,200,000	6,196,385

Total Short-Term Investments (4.5%) (Cost $37,067,279)		37,053,284

Total Investments in Securities (100.7%) (Cost $838,518,727)		825,914,613
Other Assets Less Liabilities (-0.7%)		(5,799,875)

Net Assets (100%)		$820,114,738

See Notes to Financial Statements.

1191

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $285,937,788 or 34.9% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $15,239,543 or 1.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $1,467,635. This was collateralized by cash of $1,495,655 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ARM	—	Adjustable Rate Mortgage
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(265)	9/2024	USD	(54,117,969)	(168,833)
U.S. Treasury 5 Year Note	(845)	9/2024	USD	(90,058,516)	(275,265)
U.S. Treasury 10 Year Note	(2)	9/2024	USD	(219,969)	(1,940)
U.S. Treasury 10 Year Ultra Note	(114)	9/2024	USD	(12,942,562)	(66,959)
U.S. Treasury Ultra Bond	(15)	9/2024	USD	(1,880,156)	(12,445)

					(525,442)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$241,650,415	$—		$241,650,415
Collateralized Mortgage Obligations	—	92,024,563	—	(a)	92,024,563

See Notes to Financial Statements.

1192

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Commercial Mortgage-Backed Securities	$—	$28,406,462	$—	$28,406,462
Corporate Bonds
Communication Services	—	13,485,076	—	13,485,076
Consumer Discretionary	—	29,979,134	—	29,979,134
Consumer Staples	—	13,924,050	—	13,924,050
Energy	—	4,731,332	—	4,731,332
Financials	—	165,371,794	—	165,371,794
Health Care	—	24,638,856	—	24,638,856
Industrials	—	26,910,267	—	26,910,267
Information Technology	—	21,523,458	—	21,523,458
Materials	—	6,420,653	—	6,420,653
Real Estate	—	8,861,058	—	8,861,058
Utilities	—	14,780,517	—	14,780,517
Mortgage-Backed Securities	—	5,179,966	—	5,179,966
Municipal Bond	—	1,839,750	—	1,839,750
Short-Term Investments
Commercial Paper	—	29,361,244	—	29,361,244
Investment Companies	1,495,655	—	—	1,495,655
U.S. Treasury Obligation	—	6,196,385	—	6,196,385
U.S. Government Agency Securities	—	65,669,449	—	65,669,449
U.S. Treasury Obligations	—	23,464,529	—	23,464,529

Total Assets	$1,495,655	$824,418,958	$—	$825,914,613

Liabilities:
Futures	$(525,442)	$—	$—	$(525,442)

Total Liabilities	$(525,442)	$—	$—	$(525,442)

Total	$970,213	$824,418,958	$—	$825,389,171

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(525,442	)*

Total		$(525,442)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$1,029,144	$1,029,144

Total	$1,029,144	$1,029,144

See Notes to Financial Statements.

1193

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$2,549,101	$2,549,101

Total	$2,549,101	$2,549,101

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$9,791,000
Average notional value of contracts – short	179,320,000

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Capital Inc.	5.43%	6/24/2024	7/1/2024	$(8,014,793)	$(8,019,864)
Barclays Capital Inc.	5.48	7/1/2024	7/2/2024	(5,584,117)	(5,584,646)

					$(13,604,510)

(1)	The average amount of borrowings while outstanding for 42 days during the six months ended June 30, 2024, was approximately $8,529,000 at a weighted average interest rate of 5.38%.
(2)	Payable for sale-buyback transactions includes $5,600 of deferred price drop on sale-buyback transactions.

	June 30, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 -90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(13,604,510)	$—	$—	$(13,604,510)

Total Borrowings	$—	$(13,604,510)	$—	$—	$(13,604,510)

Gross amount of recognized liabilities for sale-buybacks					$(13,604,510)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2024:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Capital Inc.	$(13,604,510)	$16,046,686	$—	$2,442,176

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$262,552,767
Long-term U.S. government debt securities	18,331,398

$280,884,165

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$264,871,116
Long-term U.S. government debt securities	—

$264,871,116

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,942,144
Aggregate gross unrealized depreciation	(18,049,417)

Net unrealized depreciation	$(16,107,273)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$841,496,444

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $838,518,727)	$825,914,613
Cash	4,660,571
Foreign cash (Cost $1)	1
Cash held as collateral at broker for futures	1,914,000
Receivable for securities sold	5,783,675
Dividends, interest and other receivables	4,179,465
Due from broker for futures variation margin	755,605
Receivable for Portfolio shares sold	159,722
Securities lending income receivable	729
Other assets	9,580

Total assets	843,377,961

LIABILITIES
Payable for sale-buyback financing transactions	13,604,510
Payable for securities purchased	7,085,854
Payable for return of collateral on securities loaned	1,495,655
Payable for Portfolio shares repurchased	317,174
Investment management fees payable	273,559
Administrative fees payable	61,819
Distribution fees payable – Class IB	40,056
Accrued expenses	384,596

Total liabilities	23,263,223

Commitments and contingent liabilities^
NET ASSETS	$820,114,738

Net assets were comprised of:
Paid in capital	$823,832,073
Total distributable earnings (loss)	(3,717,335)

Net assets	$820,114,738

Class IB
Net asset value, offering and redemption price per share, $196,056,124 / 19,520,045 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

Class K
Net asset value, offering and redemption price per share, $624,058,614 / 62,152,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

(x)	Includes value of securities on loan of $1,467,635.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$21,741,948
Securities lending (net)	5,030

Total income	21,746,978

EXPENSES
Investment management fees	2,019,307
Administrative fees	374,367
Distribution fees – Class IB (a)	191,716
Professional fees	56,498
Interest expense	55,741
Distribution fees – Class IA (a)	48,166
Printing and mailing expenses	42,069
Custodian fees	37,004
Trustees’ fees	13,532
Miscellaneous	22,232

Gross expenses	2,860,632
Less: Waiver from investment manager	(374,960)

Net expenses	2,485,672

NET INVESTMENT INCOME (LOSS)	19,261,306

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	307,354
Futures contracts	1,029,144

Net realized gain (loss)	1,336,498

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,268,915
Futures contracts	2,549,101

Net change in unrealized appreciation (depreciation)	4,818,016

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,154,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,415,820

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,261,306	$32,213,868
Net realized gain (loss)	1,336,498	3,384,489
Net change in unrealized appreciation (depreciation)	4,818,016	10,593,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,415,820	46,192,355

Distributions to shareholders:
Class IA	—	(1,545,826)
Class IB	—	(6,016,118)
Class K	—	(25,737,432)

Total distributions to shareholders	—	(33,299,376)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 465,926 and 884,431 shares, respectively ]	6,238,369	8,680,243
Capital shares issued in reinvestment of dividends [ 0 and 159,428 shares, respectively ]	—	1,545,826
Capital shares repurchased in connection with share class combination (Note 1) [ (4,131,893) and 0 shares, respectively ]	(41,367,095)	—
Capital shares repurchased [ (635,005) and (1,649,144) shares, respectively ]	(4,593,171)	(16,199,597)

Total Class IA transactions	(39,721,897)	(5,973,528)

Class IB
Capital shares sold [ 1,566,807 and 3,675,492 shares, respectively ]	15,520,943	36,221,954
Capital shares issued in connection with share class combination (Note 1) [ 4,124,483 and 0 shares, respectively ]	41,367,095	—
Capital shares issued in reinvestment of dividends [ 0 and 619,362 shares, respectively ]	—	6,016,118
Capital shares repurchased [ (1,631,878) and (3,146,477) shares, respectively ]	(16,146,096)	(31,074,741)

Total Class IB transactions	40,741,942	11,163,331

Class K
Capital shares sold [ 2,833,988 and 3,613,734 shares, respectively ]	27,916,921	35,460,901
Capital shares issued in reinvestment of dividends [ 0 and 2,654,002 shares, respectively ]	—	25,737,432
Capital shares repurchased [ (3,571,101) and (8,796,100) shares, respectively ]	(35,330,581)	(87,051,695)

Total Class K transactions	(7,413,660)	(25,853,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,393,615)	(20,663,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,022,205	(7,770,580)
NET ASSETS:
Beginning of period	801,092,533	808,863,113

End of period	$820,114,738	$801,092,533

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019
Net asset value, beginning of period	$9.74		$9.61		$9.81		$9.90	$9.86	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.37		0.12		0.01	0.07	0.22
Net realized and unrealized gain (loss)	0.08		0.16		(0.18)		(0.06)	0.05	0.03

Total from investment operations	0.30		0.53		(0.06)		(0.05)	0.12	0.25

Less distributions:
Dividends from net investment income	—		(0.40)		(0.13)		(0.03)	(0.08)	(0.23)
Distributions from net realized gains	—		—		(0.01)		—	—	—
Return of capital	—		—		—		(0.01)	—	—

Total dividends and distributions	—		(0.40)		(0.14)		(0.04)	(0.08)	(0.23)

Net asset value, end of period	$10.04		$9.74		$9.61		$9.81	$9.90	$9.86

Total return (b)	3.08%		5.56%		(0.57)%		(0.49)%	1.17%	2.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$196,056		$150,658		$137,509		$132,699	$128,793	$126,849
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80	%(g)	0.88	%(g)	0.80	%(g)	0.80%	0.80%	1.05	%(g)
Before waivers and reimbursements (a)(f)	0.90	%(g)	0.97	%(g)	0.88	%(g)	0.86%	0.87%	1.12	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.56%		3.78%		1.27%		0.12%	0.73%	2.18%
Before waivers and reimbursements (a)(f)	4.47%		3.69%		1.20%		0.07%	0.66%	2.12%
Portfolio turnover rate^	39	%(z)	63%		24%		116%	157%	252%

See Notes to Financial Statements.

1198

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019
Net asset value, beginning of period	$9.73		$9.59		$9.80		$9.88	$9.85	$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.40		0.14		0.04	0.10	0.24
Net realized and unrealized gain (loss)	0.07		0.17		(0.18)		(0.06)	0.03	0.04

Total from investment operations	0.31		0.57		(0.04)		(0.02)	0.13	0.28

Less distributions:
Dividends from net investment income	—		(0.43)		(0.16)		(0.05)	(0.10)	(0.25)
Distributions from net realized gains	—		—		(0.01)		—	—	—
Return of capital	—		—		—		(0.01)	—	—

Total dividends and distributions	—		(0.43)		(0.17)		(0.06)	(0.10)	(0.25)

Net asset value, end of period	$10.04		$9.73		$9.59		$9.80	$9.88	$9.85

Total return (b)	3.19%		5.94%		(0.43)%		(0.16)%	1.32%	2.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$624,059		$611,887		$627,542		$782,046	$1,198,146	$1,174,686
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(g)	0.63	%(g)	0.55	%(g)	0.55%	0.55%	0.80	%(g)
Before waivers and reimbursements (a)(f)	0.65	%(g)	0.72	%(g)	0.63	%(g)	0.61%	0.62%	0.87	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.81%		4.02%		1.45%		0.37%	0.98%	2.44%
Before waivers and reimbursements (a)(f)	4.72%		3.93%		1.38%		0.31%	0.91%	2.37%
Portfolio turnover rate^	39	%(z)	63%		24%		116%	157%	252%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2024, includes Interest Expense of 0.01% for each class. Includes Interest Expense of 0.09%, 0.01% and 0.25% for the years ended December 31, 2023, 2022 and 2019, respectively.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.9%)
AB Issuer LLC,
Series 2021-1 A2 3.734%, 7/30/51§		$335,283	$294,799
ACM Auto Trust,
Series 2024-1A A 7.710%, 1/21/31§		174,319	175,030
ACREC Ltd.,
Series 2021-FL1 A 6.596%, 10/16/36 (l)§		553,229	549,413
Affirm Asset Securitization Trust,
Series 2021-Z1 A 1.070%, 8/15/25§		619	618
Series 2021-Z2 A 1.170%, 11/16/26§		9,148	9,001
Series 2022-X1 A 1.750%, 2/15/27§		5,295	5,261
Series 2024-X1 A 6.270%, 5/15/29§		142,338	142,511
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		499,209	487,977
Series 2017-1 AA 3.300%, 1/15/30§		431,040	393,863
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		548,099	487,589
Series 2021-1 A 2.875%, 7/11/34		735,652	625,304
American Credit Acceptance Receivables Trust,
Series 2023-3 A 6.000%, 3/12/27§		43,529	43,561
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A AR3 6.765%, 4/22/34 (l)§		600,000	600,600
Aqueduct European CLO DAC,
Series 2017-1A AR 4.537%, 7/20/30 (l)§	EUR	333,462	356,822
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 6.783%, 1/15/37 (l)§		$800,000	796,592
Ares XL CLO Ltd.,
Series 2016-40A A1RR 6.460%, 1/15/29 (l)§		216,521	216,549
Armada Euro CLO III DAC,
Series 3A A1R 4.626%, 7/15/31 (l)§	EUR	617,020	658,922
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§		$185,000	184,939
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 4.816%, 1/15/33 (l)§	EUR	600,000	641,469
BPCRE Ltd.,
Series 2022-FL2 A 7.732%, 1/16/37 (l)§		$327,282	327,702
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1 6.050%, 7/15/27§		165,000	164,806

BRSP Ltd.,
Series 2021-FL1 A 6.603%, 8/19/38 (l)§		579,773	572,516
Cajun Global LLC,
Series 2021-1 A2 3.931%, 11/20/51§		64,020	58,501
Capital Four US CLO II Ltd.,
Series 2022-1A AR 7.225%, 1/20/37 (l)§		500,000	505,925
Carlyle US CLO Ltd.,
Series 2017-1A A1R 6.586%, 4/20/31 (l)§		507,123	507,607
Series 2018-2A A1R 6.479%, 10/15/31 (l)§		429,623	430,017
Carvana Auto Receivables Trust,
Series 2021-N3 C 1.020%, 6/12/28		26,442	25,017
Series 2021-P4 D 2.610%, 9/11/28		169,000	152,416
Catamaran CLO Ltd.,
Series 2014-1A A1AR 6.686%, 4/22/30 (l)§		464,129	464,992
CBAM Ltd.,
Series 2018-5A A 6.599%, 4/17/31 (l)§		732,608	733,063
CNH Equipment Trust,
Series 2022-C A2 5.420%, 7/15/26		93,121	93,054
College Ave Student Loans LLC,
Series 2021-C A2 2.320%, 7/26/55§		149,025	126,618
CPS Auto Receivables Trust,
Series 2022-A C 2.170%, 4/16/29§		196,005	192,999
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 4.349%, 9/15/31 (l)§	EUR	564,888	601,513
CVC Cordatus Loan Fund XI DAC,
Series 11A AR 4.556%, 10/15/31 (l)§		674,467	720,914
CVS Pass-Through Trust,
5.789%, 1/10/26§		$60,330	59,841
Dext ABS LLC,
Series 2023-1 A2 5.990%, 3/15/32§		255,211	254,433
Diamond Issuer LLC,
Series 2021-1A A 2.305%, 11/20/51§		325,933	293,931
Dryden 54 Senior Loan Fund,
Series 2017-54A AR 6.477%, 10/19/29 (l)§		381,968	382,174
Elevation CLO Ltd.,
Series 2020-11A C 7.790%, 4/15/33 (l)§		250,000	243,268
Elmwood CLO IX Ltd.,
Series 2021-2A A 6.716%, 7/20/34 (l)§		257,000	257,384
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§		23,605	23,144

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§		$290,000	$274,660
Ford Credit Auto Lease Trust,
Series 2024-A A4 5.050%, 6/15/27		500,000	496,254
Ford Credit Auto Owner Trust,
Series 2021-1 D 2.310%, 10/17/33§		245,000	227,858
GCI Funding I LLC,
Series 2021-1 A 2.380%, 6/18/46§		123,421	109,525
GLS Auto Receivables Issuer Trust,
Series 2022-3A A2 4.590%, 5/15/26§		10,414	10,408
Go Mortgage LLC,
1.433%, 8/15/26 (l)		119,485	114,686
2.435%, 8/15/26 (l)		176,000	168,311
2.638%, 8/15/26 (l)		12,000	11,191
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§		135,018	128,264
Series 2020-1A A2 3.981%, 12/20/50§		135,253	122,805
Harvest CLO XX DAC,
Series 20A AR 4.577%, 10/20/31 (l)§	EUR	662,256	706,360
Harvest CLO XXII DAC,
Series 22A AR 4.756%, 1/15/32 (l)§		700,000	746,647
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)		$300,000	296,357
Honda Auto Receivables Owner Trust,
Series 2023-3 A2 5.710%, 3/18/26		373,694	373,831
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3 5.020%, 3/15/27§		500,000	497,707
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		693,874	641,833
LAD Auto Receivables Trust,
Series 2021-1A A 1.300%, 8/17/26§		7,231	7,207
LCCM Trust,
Series 2021-FL3 A 6.893%, 11/15/38 (l)§		714,786	711,934
LCM 29 Ltd.,
Series 29A AR 6.660%, 4/15/31 (l)§		700,000	700,000
LCM XV LP,
Series 15A AR2 6.586%, 7/20/30 (l)§		269,601	269,690
Lendbuzz Securitization Trust,
Series 2023-1A A2 6.920%, 8/15/28§		277,185	277,998
Series 2023-2A A2 7.090%, 10/16/28§		123,099	124,045
Series 2024-1A A1 5.789%, 1/15/25§		22,436	22,437
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§		800,000	730,334
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§		800,000	740,402
MKS CLO Ltd.,
Series 2017-1A AR 6.586%, 7/20/30 (l)§		317,791	317,806
MMAF Equipment Finance LLC,
Series 2024-A A2 5.200%, 9/13/27§		500,000	497,773
MVW LLC,
Series 2021-2A B 1.830%, 5/20/39§		76,689	70,484
Neighborly Issuer,
Series 2022-1A A2 3.695%, 1/30/52§		231,668	202,739
Series 2023-1A A2 7.308%, 1/30/53§		246,875	249,551
Nelnet Student Loan Trust,
Series 2021-BA B 2.680%, 4/20/62§		100,000	82,608
Series 2021-CA B 2.530%, 4/20/62§		147,147	120,807
Series 2021-DA B 2.900%, 4/20/62§		132,000	109,658
Series 2023-AA AFL 7.533%, 2/20/41 (l)§		377,697	377,693
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A 6.689%, 7/16/35 (l)§		469,642	470,033
Pagaya AI Debt Grantor Trust,
Series 2024-5 A 6.278%, 10/15/31§		154,351	154,471
Pagaya AI Debt Trust,
Series 2024-2 A 6.319%, 8/15/31§		123,962	124,115
Series 2024-3 A 6.258%, 10/15/31§		467,792	468,064
Palmer Square CLO Ltd.,
Series 2021-3A D 8.540%, 1/15/35 (l)§		330,000	330,371
Prestige Auto Receivables Trust,
Series 2024-1A A1 5.648%, 4/15/25§		72,979	72,990
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§		99,795	99,256
Research-Driven Pagaya Motor Trust,
Series 2024-1A A 7.090%, 6/25/32§		116,283	117,066
Santander Drive Auto Receivables Trust,
Series 2024-1 A2 5.710%, 2/16/27		612,503	612,659
SBNA Auto Receivables Trust,
Series 2024-A A1 5.635%, 3/17/25§		23,190	23,191

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

SFS Auto Receivables Securitization Trust,
Series 2024-1A A2 5.350%, 6/21/27§	$435,688	$434,902
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	33,919	33,295
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR 6.796%, 7/20/32 (l)§	800,000	801,720
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 6.565%, 7/25/30 (l)§	227,743	227,811
STWD Ltd.,
Series 2022-FL3 A 6.683%, 11/15/38 (l)§	800,000	787,613
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	696,145	574,002
Tesla Auto Lease Trust,
Series 2024-A A3 5.300%, 6/21/27§	98,000	97,619
Tricolor Auto Securitization Trust,
Series 2024-2A A 6.360%, 12/15/27§	134,220	134,881
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	495,863	495,243
Series 2023-1 A 5.800%, 1/15/36	300,000	303,444
United Auto Credit Securitization Trust,
Series 2024-1 A 6.170%, 8/10/26§	43,964	43,985
United States Small Business Administration,
Series 2005-20B 1 4.625%, 2/1/25	2,112	2,102
Series 2008-20G 1 5.870%, 7/1/28	50,000	50,534
Venture 32 CLO Ltd.,
Series 2018-32A A1 6.689%, 7/18/31 (l)§	655,931	656,155
Venture XVII CLO Ltd.,
Series 2014-17A ARR 6.470%, 4/15/27 (l)§	2,424	2,424
Voya CLO Ltd.,
Series 2019-1A AR 6.650%, 4/15/31 (l)§	411,339	411,954
Series 2019-2A AR 6.525%, 7/20/32 (l)§	500,000	500,144
Westlake Automobile Receivables Trust,
Series 2023-2A A2A 5.870%, 7/15/26§	94,818	94,820
Wind River CLO Ltd.,
Series 2014-1A ARR 6.639%, 7/18/31 (l)§	315,503	315,552
World Omni Select Auto Trust,
Series 2023-A A2A 5.920%, 3/15/27	105,569	105,595

Total Asset-Backed Securities		32,948,529

Collateralized Mortgage Obligations (2.4%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 5.600%, 9/25/35 (l)	30,282	25,589
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	278,660	236,243
Series 2005-J12 2A1 6.000%, 8/25/35 (l)	375,149	189,141
Series 2006-OA22 A1 5.780%, 2/25/47 (l)	69,192	63,761
Series 2006-OA6 1A2 5.880%, 7/25/46 (l)	26,081	22,370
Series 2007-14T2 A1 6.000%, 7/25/37	370,336	176,154
Series 2007-OH1 A1D 5.670%, 4/25/47 (l)	42,071	33,891
AREIT Trust,
Series 2022-CRE6 A 6.583%, 1/20/37 (l)§	422,783	419,347
Banc of America Funding Trust,
Series 2004-A 1A3 6.496%, 9/20/34 (l)	4,058	3,342
Series 2006-H 4A2 4.789%, 9/20/46 (l)	68,508	58,778
Series 2006-J 4A1 5.020%, 1/20/47 (l)	4,143	3,447
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.984%, 9/25/35 (l)	91,831	52,857
Series 2006-4 21A1 4.827%, 8/25/36 (l)	37,316	23,581
Bear Stearns ARM Trust,
Series 2003-9 2A1 5.503%, 2/25/34 (l)	15,424	13,893
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 5.620%, 12/25/46 (l)	283,948	244,432
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 5.159%, 1/26/36 (l)	29,716	21,585
Bellemeade Re Ltd.,
Series 2021-3A A2 6.335%, 9/25/31 (l)§	301,251	301,250
Series 2022-1 M1B 7.485%, 1/26/32 (l)§	164,385	165,563
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§	478,235	422,228
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 7.560%, 4/25/47 (l)§	35,896	35,939
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1 3.771%, 4/25/35 (l)	47,426	35,207
Series 2005-2 1A1 6.100%, 3/25/35 (l)	23,966	20,464
CIM Trust,
Series 2023-I2 A1 6.639%, 12/25/67 (e)§	432,973	432,696

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 5.731%, 8/25/35 (l)		$3,679	$3,423
Series 2009-7 5A2 5.500%, 12/25/35§		272,085	139,574
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2 6.885%, 10/25/41 (l)§		464,220	466,275
Series 2021-R03 1M2 6.985%, 12/25/41 (l)§		122,411	123,252
Series 2022-R01 1M2 7.235%, 12/25/41 (l)§		388,764	393,383
Series 2022-R02 2M1 6.535%, 1/25/42 (l)§		123,533	123,570
Series 2023-R01 1M1 7.735%, 12/25/42 (l)§		199,522	205,406
Series 2023-R02 1M1 7.635%, 1/25/43 (l)§		117,990	121,004
Series 2023-R04 1M1 7.635%, 5/25/43 (l)§		235,283	241,766
Series 2023-R05 1M1 7.235%, 6/25/43 (l)§		217,823	220,540
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		390,393	180,772
Eagle RE Ltd.,
Series 2021-2 M1B 7.385%, 4/25/34 (l)§		70,392	70,562
EMF-NL Prime BV,
Series 2008-APRX A2 4.688%, 4/17/41 (l)(m)	EUR	63,868	66,603
Eurohome UK Mortgages plc,
Series 2007-1 A 5.479%, 6/15/44 (l)(m)	GBP	160,221	200,291
Eurosail-UK plc,
Series 2007-4X A3 6.282%, 6/13/45 (l)(m)		385,759	485,572
FHLMC,
Series 4790 F 5.638%, 10/15/43 (l)		$221,501	215,822
Series 4989 FA 5.793%, 8/15/40 (l)		195,630	195,493
Series 4989 FB 5.793%, 10/15/40 (l)		151,507	153,839
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2 6.985%, 1/25/34 (l)§		67,321	67,759
Series 2021-DNA7 M2 7.135%, 11/25/41 (l)§		405,614	409,784
Series 2021-HQA4 M1 6.285%, 12/25/41 (l)§		235,416	235,077
Series 2022-DNA1 M1B 7.185%, 1/25/42 (l)§		205,377	207,682
Series 2022-DNA3 M1A 7.335%, 4/25/42 (l)§		150,204	152,445
Series 2022-DNA4 M1B 8.685%, 5/25/42 (l)§		227,990	239,353
Series 2022-DNA5 M1B 9.835%, 6/25/42 (l)§		406,679	441,157
Series 2022-DNA7 M1A 7.835%, 3/25/52 (l)§		220,741	224,626
Series 2022-HQA1 M1B 8.835%, 3/25/42 (l)§		68,136	71,605
Series 2023-DNA1 M1A 7.435%, 3/25/43 (l)§		142,213	144,777
Series 2023-DNA2 M1A 7.435%, 4/25/43 (l)§		294,964	301,849
Series 2023-HQA1 M1A 7.335%, 5/25/43 (l)§		463,280	470,281
Series 2023-HQA2 M1A 7.335%, 6/25/43 (l)§		162,828	164,246
FNMA,
Series 2012-123 LF 5.830%, 11/25/42 (l)		90,045	88,338
Series 2021-R02 2M1 6.235%, 11/25/41 (l)§		105,103	105,038
GNMA,
Series 2015-H20 FB 6.037%, 8/20/65 (l)		256,758	255,905
Series 2016-H11 F 6.237%, 5/20/66 (l)		291,621	291,379
Series 2016-H15 FA 6.237%, 7/20/66 (l)		322,273	322,059
Series 2017-H10 FB 6.522%, 4/20/67 (l)		762,253	773,350
Series 2022-H02 FN 5.833%, 1/20/72 (l)		267,411	261,802
Series 2022-H26 DF 6.353%, 12/20/72 (l)		304,774	307,210
Series 2023-H01 FA 6.133%, 1/20/73 (l)		403,241	401,963
Series 2023-H02 FA 6.233%, 1/20/73 (l)		304,261	304,828
Series 2023-H02 FB 6.233%, 1/20/73 (l)		706,704	707,806
Series 2023-H28 F 6.383%, 12/20/73 (l)		502,451	506,902
Series 2023-H28 GF 6.233%, 12/20/73 (l)		914,981	916,975
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		341,615	129,648
Series 2005-AR6 2A1 5.057%, 9/25/35 (l)		30,441	28,059
Series 2006-AR2 2A1 4.373%, 4/25/36 (l)		67,032	43,343
Series 2007-AR1 2A1 4.307%, 3/25/47 (l)		161,675	96,707
HarborView Mortgage Loan Trust,
Series 2006-13 A 5.633%, 11/19/46 (l)		38,900	25,699
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 5.730%, 7/25/35 (l)		146,302	89,122
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.804%, 8/25/35 (l)		267,864	190,075
Series 2006-AR39 A1 5.820%, 2/25/37 (l)		394,705	350,457
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 4.841%, 8/25/34 (l)		13,037	12,431

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-A1 3A3 5.266%, 7/25/35 (l)		$24,470	$22,699
Series 2007-S3 1A90 7.000%, 8/25/37		47,639	24,938
Series 2024-VIS1 A1 5.990%, 7/25/64 (l)§		490,911	490,509
Lehman XS Trust,
Series 2006-4N A1C1 5.920%, 4/25/46 (l)		4,406	7,581
Ludgate Funding plc,
Series 2007-1 A2A 5.546%, 1/1/61 (l)(m)	GBP	427,559	523,514
Series 2008-W1X A1 5.986%, 1/1/61 (l)(m)		62,067	77,139
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 7.254%, 12/25/32 (l)		$6,105	5,814
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 5.920%, 4/25/36 (l)		146,872	134,139
OBX Trust,
Series 2024-HYB2 A1 3.601%, 4/25/53 (l)§		471,418	452,353
PMT Credit Risk Transfer Trust,
Series 2019-2R A 9.208%, 5/30/25 (l)§		33,898	33,916
Series 2019-3R A 9.149%, 11/27/31 (l)§		13,691	13,690
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		426,764	419,692
Series 2023-AFC3 A1 6.584%, 9/25/58 (e)§		426,917	428,687
PRPM Trust,
Series 2023-NQM3 A1 6.221%, 11/25/68 (e)§		457,793	457,331
RALI Trust,
Series 2005-QO2 A1 6.513%, 9/25/45 (l)		175,467	146,051
Series 2006-QA6 A1 5.840%, 7/25/36(l)		338,879	301,321
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 7.897%, 10/25/39(l)§		496,594	497,526
Series 2022-FL8 A 6.985%, 1/25/37(l)§		569,022	566,532
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 5.800%, 1/25/36 (l)§		124,485	114,922
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		13,321	4,689
Series 2006-A12 A1 6.250%, 11/25/36		165,765	59,349
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,100,000	1,386,902
Ripon Mortgages plc,
Series 1RA A 5.924%, 8/28/56 (l)§		1,371,181	1,732,821
Sequoia Mortgage Trust,
Series 10 2A1 6.213%, 10/20/27 (l)		$985	949
Series 2003-4 2A1 6.153%, 7/20/33 (l)		6,303	6,060
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 5.953%, 7/19/35 (l)		39,084	35,889
Series 2006-AR3 11A1 5.880%, 4/25/36 (l)		147,572	126,980
Series 2006-AR6 1A3 5.840%, 7/25/46 (l)		578,417	435,470
Towd Point Mortgage Funding,
Series 2019-A13A A1 6.601%, 7/20/45 (l)§	GBP	657,902	832,068
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1 6.179%, 7/20/53 (l)§		500,000	632,846
Towd Point Mortgage Trust,
Series 2022-1 A1 3.750%, 7/25/62 (l)§		$392,354	365,017
UWM Mortgage Trust,
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		666,000	617,047
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67 (e)§		397,210	394,503
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 4.003%, 11/25/36 (l)		250,873	209,697
Series 2006-AR9 1A 6.153%, 8/25/46 (l)		64,461	58,644

Total Collateralized Mortgage Obligations			27,565,927

Commercial Mortgage-Backed Securities (1.3%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.652%, 3/10/37 (l)§		135,000	108,156
Series 2017-SCH AF 6.376%, 11/15/33 (l)§		565,000	563,406
BANK,
Series 2022-BNK40 A4 3.506%, 3/15/64 (l)		700,000	616,689
BBCMS Mortgage Trust,
Series 2020-BID A 7.583%, 10/15/37 (l)§		325,000	323,375
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	744,549
Series 2022-B33 A5 3.458%, 3/15/55		800,000	701,815
BFLD Mortgage Trust,
Series 2021-FPM A 7.043%, 6/15/38 (l)§		494,000	494,000
BFLD Trust,
Series 2020-EYP A 6.593%, 10/15/35 (l)§		800,000	653,743
BX Commercial Mortgage Trust,
Series 2019-IMC E 7.525%, 4/15/34 (l)§		133,619	130,304
Series 2021-XL2 A 6.132%, 10/15/38 (l)§		351,954	348,214

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)

BX Trust,
Series 2021-ARIA A 6.343%, 10/15/36 (l)§	$600,000	$592,522
Commercial Mortgage Trust,
Series 2012-CR5 E 4.692%, 12/10/45 (l)§	151,235	133,386
Series 2015-CR26 ASB 3.373%, 10/10/48	616,894	609,971
Series 2016-COR1 ASB 2.972%, 10/10/49	681,988	665,263
Series 2021-2400 A 6.743%, 12/15/38 (l)§	657,662	624,411
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	833,878
EQUS Mortgage Trust,
Series 2021-EQAZ A 6.198%, 10/15/38 (l)§	599,988	592,862
Extended Stay America Trust,
Series 2021-ESH A 6.523%, 7/15/38 (l)§	726,236	723,512
GS Mortgage Securities Trust,
Series 2015-GC30 AAB 3.120%, 5/10/50	70,941	70,499
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9 E 3.686%, 12/15/47 (l)§	455,400	384,804
Series 2021-HTL5 A 6.558%, 11/15/38 (l)§	800,000	794,500
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA 0.826%, 9/15/47 IO (l)	3,115,798	8,945
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	45,453	45,082
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 6.293%, 7/15/36 (l)§	150,372	149,720
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB 3.557%, 12/15/47	153,827	152,058
Morgan Stanley Capital I Trust,
Series 2021-230P A 6.613%, 12/15/38 (l)§	800,000	746,504
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 6.908%, 7/15/36 (l)§	144,306	134,446
New Orleans Hotel Trust,
Series 2019-HNLA A 6.365%, 4/15/32 (l)§	500,000	489,433
NYO Commercial Mortgage Trust,
Series 2021-1290 A 6.538%, 11/15/38 (l)§	800,000	767,998
PFP Ltd.,
Series 2021-8 A 6.444%, 8/9/37 (l)§	128,413	126,807
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 6.660%, 11/25/36 (l)§	503,965	500,563
Series 2023-FL11 A 7.719%, 10/25/39 (l)§	498,324	499,840

SFO Commercial Mortgage Trust,
Series 2021-555 A 6.593%, 5/15/38 (l)§	800,000	750,073
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.537%, 11/15/49 (l)	275,000	249,653

Total Commercial Mortgage-Backed Securities		15,330,981

Corporate Bonds (10.7%)
Communication Services (0.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29	800,000	775,732
2.250%, 2/1/32	6,000	4,876
5.400%, 2/15/34	101,000	100,864
4.500%, 5/15/35	774,000	712,709
Verizon Communications, Inc. 2.550%, 3/21/31	605,000	514,099

		2,108,280

Entertainment (0.0%)†
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	251,000	222,559
Warnermedia Holdings, Inc.
4.279%, 3/15/32	314,000	273,482

		496,041

Interactive Media & Services (0.0%)†
Meta Platforms, Inc.
4.950%, 5/15/33 (x)	127,000	127,930
Tencent Holdings Ltd.
3.240%, 6/3/50§	226,000	149,245

		277,175

Media (0.1%)
Charter Communications Operating LLC
6.150%, 11/10/26	64,000	64,542
2.250%, 1/15/29	907,000	775,757
6.100%, 6/1/29	203,000	202,972
Cox Communications, Inc.
5.700%, 6/15/33§	88,000	87,413
Discovery Communications LLC
5.200%, 9/20/47	81,000	62,636
5.300%, 5/15/49	38,000	29,874
Fox Corp.
6.500%, 10/13/33	113,000	118,423
Paramount Global 2.900%, 1/15/27	100,000	92,091
Time Warner Cable LLC 4.500%, 9/15/42	290,000	213,713

		1,647,421

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
4.850%, 1/15/29	575,000	567,389
3.875%, 4/15/30	63,000	58,931

		626,320

Total Communication Services		5,155,237

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Discretionary (0.8%)
Automobiles (0.4%)
General Motors Co.
6.125%, 10/1/25		$51,000	$51,263
Hyundai Capital America
5.650%, 6/26/26§		500,000	501,035
1.650%, 9/17/26§		800,000	735,608
5.950%, 9/21/26§		200,000	201,516
5.250%, 1/8/27§		368,000	366,284
5.275%, 6/24/27§		63,000	62,709
6.100%, 9/21/28§		158,000	162,227
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	714,221
Nissan Motor Co. Ltd.
3.522%, 9/17/25 (x)§		600,000	582,248
3.201%, 9/17/28 (m)	EUR	600,000	618,150
4.810%, 9/17/30§		$800,000	742,970

			4,738,231

Broadline Retail (0.0%)†
Alibaba Group Holding Ltd.
2.125%, 2/9/31		387,000	320,273

Distributors (0.0%)†
LKQ Corp. 6.250%, 6/15/33		94,000	96,611

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.500%, 11/15/31	EUR	303,000	342,028
Choice Hotels International, Inc.
3.700%, 12/1/29		$900,000	808,173
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	700,607
Las Vegas Sands Corp.
3.900%, 8/8/29		371,000	339,016
6.000%, 8/15/29		500,000	502,421
Marriott International, Inc.
4.900%, 4/15/29 (x)		253,000	250,442
5.300%, 5/15/34		52,000	51,100
Starbucks Corp.
4.850%, 2/8/27		301,000	299,172

			3,292,959

Household Durables (0.0%)†
M.D.C. Holdings, Inc.
6.000%, 1/15/43		162,000	171,404

Leisure Products (0.0%)†
Hasbro, Inc.
6.050%, 5/14/34		76,000	75,943

Specialty Retail (0.1%)
Ross Stores, Inc.
4.700%, 4/15/27		355,000	348,259

Textiles, Apparel & Luxury Goods (0.0%)†
Tapestry, Inc.
7.700%, 11/27/30		4,000	4,179

Total Consumer Discretionary			9,047,859

Consumer Staples (0.5%)
Beverages (0.1%)
Bacardi Ltd.
4.450%, 5/15/25§		800,000	790,441

Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26 (x)		100,000	93,750

Food Products (0.1%)
Cargill, Inc.
5.125%, 10/11/32§		144,000	143,758
General Mills, Inc.
4.700%, 1/30/27		583,000	576,159
JBS USA Holding Lux Sarl
6.750%, 3/15/34§		141,000	149,281
Mondelez International, Inc.
4.625%, 7/3/31	CAD	600,000	435,984
Pilgrim’s Pride Corp.
6.875%, 5/15/34		$234,000	249,804
Tyson Foods, Inc.
5.700%, 3/15/34		99,000	98,632

			1,653,618

Tobacco (0.3%)
Altria Group, Inc. 3.400%, 5/6/30		310,000	280,424
BAT Capital Corp. 2.259%, 3/25/28		358,000	320,658
4.906%, 4/2/30		156,000	152,002
6.343%, 8/2/30		500,000	522,082
Imperial Brands Finance plc 3.500%, 7/26/26§		400,000	382,826
6.125%, 7/27/27§		300,000	304,526
5.875%, 7/1/34§		297,000	290,988
Philip Morris International, Inc. 5.000%, 11/17/25		183,000	181,939
4.875%, 2/13/26		89,000	88,294
5.625%, 11/17/29		34,000	34,740
5.375%, 2/15/33		309,000	307,213

			2,865,692

Total Consumer Staples			5,403,501

Energy (0.6%)
Energy Equipment & Services (0.0%)†
FORESEA Holding SA
7.500%, 6/15/30 (m)		100,613	92,941

Oil, Gas & Consumable Fuels (0.6%)
BP Capital Markets America, Inc.
5.017%, 11/17/27		177,000	176,732
2.939%, 6/4/51		240,000	152,675
Cheniere Energy Partners LP
3.250%, 1/31/32 (x)		400,000	339,928
Continental Resources, Inc.
5.750%, 1/15/31§		616,000	604,934
2.875%, 4/1/32§		279,000	225,590
Devon Energy Corp.
5.600%, 7/15/41		210,000	195,308
Enbridge, Inc.
5.700%, 3/8/33		400,000	402,942
Energy Transfer LP
6.100%, 12/1/28		200,000	205,973
5.600%, 9/1/34		297,000	293,843
EQT Corp.
5.700%, 4/1/28		45,000	45,398

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Korea National Oil Corp.
4.875%, 4/3/29§		$500,000	$494,685
Oleoducto Central SA 4.000%, 7/14/27§		232,000	215,064
ONEOK, Inc.
5.550%, 11/1/26		500,000	502,178
6.350%, 1/15/31		44,000	46,113
6.100%, 11/15/32		25,000	25,895
6.050%, 9/1/33		10,000	10,290
Ovintiv, Inc.
6.250%, 7/15/33		62,000	64,071
6.500%, 2/1/38		29,000	29,765
Petroleos Mexicanos
10.000%, 2/7/33		200,000	200,350
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	199,760
Plains All American Pipeline LP
5.700%, 9/15/34		298,000	295,044
Suncor Energy, Inc.
6.800%, 5/15/38		239,000	255,436
Var Energi ASA 7.500%, 1/15/28§		356,000	374,035
8.000%, 11/15/32§		237,000	264,875
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	181,384
3.875%, 11/1/33§		200,000	170,000
Venture Global LNG, Inc. 8.125%, 6/1/28§		300,000	308,250

			6,280,518

Total Energy			6,373,459

Financials (5.2%)
Banks (2.9%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26 (k)§		400,000	402,861
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		200,000	218,447
Banco de Credito del Peru SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30 (k)§		268,000	258,620
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)	EUR	1,700,000	473,360
Banco Santander SA 3.800%, 2/23/28		$200,000	188,426
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)		400,000	399,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)		200,000	192,772
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		300,000	286,857
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		682,000	666,209
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		600,000	611,914
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		13,000	10,986
(SOFR + 1.33%), 2.972%, 2/4/33 (k)		81,000	68,512
Bank of America NA
(SOFR + 1.02%), 6.392%, 8/18/26 (k)		400,000	401,991
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		258,000	259,056
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		900,000	989,406
(SOFR + 2.98%), 6.224%, 5/9/34 (k)		314,000	321,802
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		800,000	713,044
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§		698,000	694,572
BPCE SA 5.281%, 5/30/29§		300,000	298,766
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	414,934
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.79%), 6.508%, 1/18/35 (k)§		298,000	297,824
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35 (k)§		302,000	303,764
Citibank NA 5.864%, 9/29/25		300,000	301,646
(United States SOFR Compounded Index + 0.59%), 5.978%, 4/30/26 (k)		300,000	300,219
5.488%, 12/4/26		700,000	702,982
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		500,000	471,946
(SOFR + 1.36%), 5.174%, 2/13/30 (k)		100,000	99,428
(SOFR + 1.17%), 2.561%, 5/1/32 (k)		434,000	361,748
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25 (k)(y)		139,000	133,197
Commonwealth Bank of Australia 5.316%, 3/13/26 (x)		400,000	400,916

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Cooperatieve Rabobank UA 5.500%, 10/5/26		$400,000	$402,648
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29 (k)§		314,000	315,157
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		500,000	513,083
(SOFR + 2.67%), 6.251%, 1/10/35 (k)§		250,000	251,400
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28 (k)§		359,000	347,389
Discover Bank
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28 (k)		250,000	248,850
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	260,725
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		694,000	733,302
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		201,000	168,238
(SOFR + 2.39%), 6.254%, 3/9/34 (k)		900,000	938,315
Intesa Sanpaolo SpA
7.200%, 11/28/33§		290,000	309,798
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)		600,000	599,378
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		100,000	97,004
(SOFR + 1.33%), 6.070%, 10/22/27 (k)(x)		400,000	407,020
(SOFR + 1.20%), 6.594%, 1/23/28 (k)		500,000	505,364
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		400,000	367,308
(SOFR + 1.45%), 5.299%, 7/24/29 (k)		500,000	501,075
(SOFR + 1.26%), 2.963%, 1/25/33 (k)		436,000	371,330
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	1,300,000	859,424
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.754%, 3/7/25 (k)		1,100,000	736,241
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		$241,000	240,396
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)		300,000	286,800
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30 (k)		296,000	294,838
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		500,000	499,535
Morgan Stanley Bank NA
(SOFR + 1.08%), 6.480%, 1/14/28 (k)		500,000	503,733
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		300,000	302,220
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)		359,000	366,852
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		500,000	500,737
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 3.032%, 11/28/35 (k)		297,000	248,218
Nordea Kredit Realkreditaktieselskab 1.500%, 10/1/53	DKK	2	—
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)		$398,000	366,595
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		409,000	416,356
(SOFR + 2.50%), 6.174%, 1/9/30 (k)		34,000	34,231
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)		366,000	370,955
(SOFR + 2.60%), 6.534%, 1/10/29(k)(x)		400,000	410,779
Skandinaviska Enskilda Banken AB
5.125%, 3/5/27§		298,000	297,572
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	301,543
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28 (k)§		300,000	296,117
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	516,146
Standard Chartered plc
(SOFR + 0.93%), 6.299%, 11/23/25 (k)§		700,000	700,728

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§		$290,000	$285,955
6.301%, 1/9/29§		500,000	510,795
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	991,856
Sumitomo Mitsui Trust Bank Ltd. 5.500%, 3/9/28§		500,000	505,158
Swedbank AB
Series NC5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.13%), 5.625%, 9/17/24 (k)(m)(y)		200,000	199,000
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§		350,000	336,080
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32 (k)§		200,000	169,304
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25 (k)		500,000	494,340
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)		500,000	478,445
(SOFR + 1.74%), 5.574%, 7/25/29 (k)		500,000	504,514
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		100,000	103,659
(SOFR + 1.50%), 3.350%, 3/2/33 (k)		462,000	400,289
(SOFR + 1.78%), 5.499%, 1/23/35 (k)		9,000	8,998
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		114,000	109,001
Wells Fargo Bank NA
(SOFR + 0.71%), 6.110%, 1/15/26 (k)		250,000	250,780
(SOFR + 1.07%), 6.425%, 12/11/26 (k)		400,000	403,720

			32,884,562

Capital Markets (1.2%)
Carlyle Finance Subsidiary LLC 3.500%, 9/19/29§		800,000	736,477
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)		326,000	302,791
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)		2,020,000	2,002,320
(SOFR + 2.52%), 7.146%, 7/13/27 (k)		159,000	162,546
Goldman Sachs Bank USA
(SOFR + 0.77%), 6.119%, 3/18/27 (k)		500,000	500,115
Goldman Sachs Group, Inc. (The) (CME Term SOFR 3 Month + 1.46%), 3.272%, 9/29/25 (k)		400,000	397,429
(CME Term SOFR 3 Month + 2.01%), 7.336%, 10/28/27 (k)		700,000	720,083
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		300,000	304,543
(SOFR + 1.28%), 2.615%, 4/22/32 (k)		336,000	282,409
(SOFR + 1.26%), 2.650%, 10/21/32 (k)		23,000	19,125
Series P
(CME Term SOFR 3 Month + 3.14%), 8.461%, 7/29/24 (k)(y)		22,000	22,022
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27 (k)	EUR	229,000	227,623
(SOFR + 1.73%), 5.123%, 2/1/29 (k)		$400,000	398,109
(SOFR + 1.63%), 5.449%, 7/20/29 (k)		500,000	502,586
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30 (k)	EUR	400,000	428,862
(SOFR + 1.18%), 2.239%, 7/21/32 (k)		$89,000	72,848
Nasdaq, Inc.
5.350%, 6/28/28		300,000	302,331
Nomura Holdings, Inc. 5.709%, 1/9/26		868,000	868,432
(SOFR + 1.25%), 6.590%, 7/2/27 (k)		500,000	502,330
5.842%, 1/18/28		200,000	202,496
S&P Global, Inc. 4.750%, 8/1/28		16,000	15,883
4.250%, 5/1/29		71,000	68,983
Stifel Financial Corp. 4.000%, 5/15/30		900,000	829,195
UBS AG 4.750%, 8/9/24		600,000	599,268
7.950%, 1/9/25		600,000	606,042
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25 (k)(m)(y)		200,000	199,500
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§		399,000	400,669
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		700,000	700,483
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§		300,000	304,707
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.250%, 11/13/28 (k)(y)§		210,000	224,700

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35 (k)§		$600,000	$599,459

			13,504,366

Consumer Finance (0.6%)
AerCap Ireland Capital DAC 1.650%, 10/29/24		200,000	197,309
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 7.340%, 1/15/67 (k)§		1,070,000	679,450
Ally Financial, Inc. 5.800%, 5/1/25		500,000	499,515
2.200%, 11/2/28		800,000	689,613
(SOFR + 3.26%), 6.992%, 6/13/29 (k)		176,000	182,556
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26 (k)		400,000	403,328
(SOFR + 1.00%), 5.098%, 2/16/28 (k)		298,000	296,488
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.70%), 6.070%, 11/22/24 (k)		300,000	300,516
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		500,000	497,175
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29 (k)		75,000	74,589
(SOFR + 2.86%), 6.377%, 6/8/34 (k)		211,000	216,539
Ford Motor Credit Co. LLC
5.125%, 6/16/25 (x)		900,000	893,385
3.250%, 9/15/25	EUR	600,000	636,395
6.125%, 3/8/34		$299,000	295,675
General Motors Financial Co., Inc.
5.750%, 2/8/31		301,000	301,839
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§		279,000	261,310
5.950%, 6/11/29§		17,000	16,935
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	792,375

			7,234,992

Financial Services (0.2%)
Essent Group Ltd.
6.250%, 7/1/29		500,000	500,462
Fiserv, Inc.
3.500%, 7/1/29		409,000	377,814
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$500,000	494,603
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	407,860
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§		385,000	360,512
Thames Water Utilities Finance plc
4.375%, 1/18/31 (m)	EUR	400,000	367,276
Worldline SA 4.125%, 9/12/28 (m)(x)		200,000	211,941

			2,720,468

Insurance (0.3%)
Athene Global Funding
5.620%, 5/8/26§		$353,000	353,441
Corebridge Global Funding
5.900%, 9/19/28§		400,000	408,056
MassMutual Global Funding II
4.500%, 4/10/26§		600,000	593,332
5.050%, 12/7/27§		500,000	499,670
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	205,920
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		500,000	500,442
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	735,240
5.100%, 1/25/29§		204,000	202,772
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)		200,000	191,586

			3,690,459

Total Financials			60,034,847

Health Care (0.2%)
Health Care Providers & Services (0.1%)
Cigna Group (The) 4.375%, 10/15/28		165,000	159,959
CVS Health Corp. 4.300%, 3/25/28		12,000	11,590
5.700%, 6/1/34		202,000	201,806
HCA, Inc. 5.250%, 6/15/26		47,000	46,734
Humana, Inc. 5.375%, 4/15/31		82,000	81,769
Ochsner LSU Health System of North Louisiana
Series 2021 2.510%, 5/15/31		240,000	170,140
UnitedHealth Group, Inc. 4.250%, 1/15/29		600,000	583,837

			1,255,835

Pharmaceuticals (0.1%)
Bayer US Finance II LLC 4.250%, 12/15/25§		1,000,000	979,642
Bayer US Finance LLC 6.125%, 11/21/26§		488,000	492,956

			1,472,598

Total Health Care			2,728,433

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Industrials (0.8%)
Aerospace & Defense (0.4%)
Boeing Co. (The) 4.875%, 5/1/25		$700,000	$692,415
2.196%, 2/4/26		400,000	375,866
6.298%, 5/1/29§		100,000	101,354
6.388%, 5/1/31 (x)§		100,000	101,726
6.858%, 5/1/54§		500,000	514,093
5.930%, 5/1/60		400,000	358,271
Embraer Netherlands Finance BV 5.400%, 2/1/27		240,000	236,760
HEICO Corp. 5.250%, 8/1/28		300,000	300,651
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28		800,000	702,417
Rolls-Royce plc 5.750%, 10/15/27§		500,000	500,975

			3,884,528

Air Freight & Logistics (0.0%)†
GXO Logistics, Inc. 6.250%, 5/6/29		400,000	407,800

Ground Transportation (0.1%)
ENA Master Trust 4.000%, 5/19/48§		206,000	144,289
ERAC USA Finance LLC 4.600%, 5/1/28§		90,000	87,925
4.900%, 5/1/33§		225,000	219,444
Lima Metro Line 2 Finance Ltd. 4.350%, 4/5/36§		169,659	154,539
Penske Truck Leasing Co. LP 5.350%, 3/30/29§		500,000	498,737
Ryder System, Inc. 5.375%, 3/15/29		237,000	238,004

			1,342,938

Industrial Conglomerates (0.0%)†
Honeywell International, Inc. 4.125%, 11/2/34	EUR	240,000	262,595

Machinery (0.1%)
Cummins, Inc. 5.150%, 2/20/34		$295,000	294,852
Daimler Truck Finance North America LLC
2.000%, 12/14/26§		800,000	738,834
Flowserve Corp. 2.800%, 1/15/32		202,000	166,075
Parker-Hannifin Corp. 3.250%, 6/14/29		121,000	111,006

			1,310,767

Trading Companies & Distributors (0.2%)
Aircastle Ltd. 4.250%, 6/15/26		5,000	4,868
5.950%, 2/15/29§		64,000	63,996
Aviation Capital Group LLC 5.500%, 12/15/24§		196,000	195,405
1.950%, 1/30/26§		192,000	180,550
1.950%, 9/20/26§		62,000	57,011
3.500%, 11/1/27§		30,000	28,093
6.750%, 10/25/28§		500,000	520,826
5.375%, 7/15/29§		400,000	395,399
6.375%, 7/15/30§		17,000	17,576
TTX Co. 5.500%, 9/25/26§		300,000	300,419

			1,764,143

Total Industrials			8,972,771

Information Technology (0.3%)
IT Services (0.0%)†
International Business Machines Corp.
4.500%, 2/6/26		251,000	248,223
4.900%, 7/27/52		264,000	236,927

			485,150

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.
(CME Term SOFR 1 Month + 0.00%), 6.467%, 11/21/25 (k)		400,000	391,500
3.419%, 4/15/33§		500,000	431,414
3.469%, 4/15/34§		669,000	569,533
3.137%, 11/15/35§		578,000	461,825
4.926%, 5/15/37§		192,000	180,750
Micron Technology, Inc. 4.975%, 2/6/26		700,000	694,648

			2,729,670

Software (0.1%)
Infor, Inc. 1.750%, 7/15/25§		119,000	113,854
Oracle Corp. 4.500%, 5/6/28 (x)		200,000	196,260
4.650%, 5/6/30		200,000	195,754

			505,868

Technology Hardware, Storage & Peripherals (0.0%)†
Apple, Inc. 4.100%, 8/8/62		202,000	163,031
Western Digital Corp. 2.850%, 2/1/29		51,000	44,115

			207,146

Total Information Technology			3,927,834

Materials (0.1%)
Containers & Packaging (0.1%)
Berry Global, Inc. 1.570%, 1/15/26		800,000	751,592
WRKCo., Inc. 4.000%, 3/15/28		280,000	267,890

			1,019,482

Metals & Mining (0.0%)†
Freeport Indonesia PT 4.763%, 4/14/27§		215,000	210,455
Glencore Funding LLC 5.338%, 4/4/27§		228,000	227,449
6.500%, 10/6/33§		67,000	69,634

			507,538

Total Materials			1,527,020

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.6%)
Diversified REITs (0.1%)
GLP Capital LP (REIT) 5.250%, 6/1/25	$600,000	$594,150
4.000%, 1/15/31	66,000	59,204
3.250%, 1/15/32	176,000	147,541

		800,895

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT) 3.375%, 2/1/31	700,000	597,504

Office REITs (0.1%)
COPT Defense Properties LP (REIT) 2.250%, 3/15/26	700,000	660,431
Kilroy Realty LP (REIT) 4.375%, 10/1/25	1,000,000	981,472

		1,641,903

Retail REITs (0.0%)†
Retail Opportunity Investments Partnership LP (REIT) 6.750%, 10/15/28	400,000	413,605

Specialized REITs (0.3%)
American Tower Corp. (REIT) 3.650%, 3/15/27	80,000	76,631
5.800%, 11/15/28 (x)	700,000	713,545
5.200%, 2/15/29	114,000	113,492
2.100%, 6/15/30	54,000	45,250
Crown Castle, Inc. (REIT) 3.700%, 6/15/26	800,000	772,940
5.600%, 6/1/29 (x)	68,000	68,627
5.800%, 3/1/34	70,000	70,812
EPR Properties (REIT) 3.600%, 11/15/31	800,000	666,824
Equinix, Inc. (REIT) 2.500%, 5/15/31	800,000	669,924

		3,198,045

Total Real Estate		6,651,952

Utilities (1.2%)
Electric Utilities (0.8%)
Appalachian Power Co.
Series AA 2.700%, 4/1/31	800,000	672,686
Avangrid, Inc. 3.800%, 6/1/29	900,000	836,276
Comision Federal de Electricidad 4.688%, 5/15/29§	222,000	207,261
Duke Energy Carolinas NC Storm Funding LLC
Series A-2 2.617%, 7/1/41	154,000	116,835
Edison International 3.550%, 11/15/24	600,000	594,252
Enel Finance America LLC 7.100%, 10/14/27§	600,000	629,419
Enel Finance International NV 2.250%, 7/12/31 (e)§	800,000	650,932
5.500%, 6/26/34§	297,000	290,072
Eversource Energy 5.000%, 1/1/27	500,000	495,956
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 6.131%, 5/8/25 (k)	400,000	401,262
IPALCO Enterprises, Inc. 4.250%, 5/1/30	700,000	648,241
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.700%, 9/1/54 (k)	41,000	40,989
NRG Energy, Inc. 7.000%, 3/15/33§	238,000	251,351
Pacific Gas and Electric Co. 3.500%, 6/15/25	700,000	684,765
3.150%, 1/1/26	600,000	578,232
2.950%, 3/1/26	600,000	574,015
5.550%, 5/15/29 (x)	256,000	255,922
6.400%, 6/15/33	100,000	103,278
PacifiCorp 5.300%, 2/15/31	500,000	498,250
Southern California Edison Co. 5.150%, 6/1/29 (x)	500,000	500,113
Terraform Global Operating LP 6.125%, 3/1/26 (x)§	26,000	25,610
Vistra Operations Co. LLC 6.950%, 10/15/33§	232,000	247,363

		9,303,080

Gas Utilities (0.1%)
National Fuel Gas Co. 2.950%, 3/1/31	700,000	586,841

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II 7.467%, 7/31/28§	121,000	127,471

Multi-Utilities (0.3%)
Ameren Corp. 5.000%, 1/15/29	500,000	494,420
Berkshire Hathaway Energy Co. 6.125%, 4/1/36	229,000	240,050
Dominion Energy, Inc.
Series C 2.250%, 8/15/31	800,000	651,967
DTE Energy Co. 5.100%, 3/1/29	500,000	495,234
National Grid plc 5.602%, 6/12/28	300,000	301,345
Public Service Enterprise Group, Inc. 5.200%, 4/1/29	500,000	499,497
WEC Energy Group, Inc. 1.375%, 10/15/27	600,000	531,089

		3,213,602

Water Utilities (0.0%)†
American Water Capital Corp. 2.300%, 6/1/31	72,000	59,610

Total Utilities		13,290,604

Total Corporate Bonds		123,113,517

See Notes to Financial Statements.

1212

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Foreign Government Securities (0.8%)
Dominican Republic Government Bond 4.875%, 9/23/32§		$276,000	$247,622
Federative Republic of Brazil 6.125%, 3/15/34		500,000	480,500
Japan International Cooperation Agency 2.750%, 4/27/27		900,000	847,727
Kingdom of Saudi Arabia 4.750%, 1/16/30§		500,000	488,750
5.000%, 1/18/53§		500,000	440,000
Magyar Export-Import Bank Zrt. 6.125%, 12/4/27§		254,000	254,873
Mex Bonos Desarr Fix Rt 7.000%, 9/3/26	MXN	22,000,000	1,121,253
8.500%, 3/1/29		10,600,000	545,074
Series M 20 8.500%, 5/31/29		1,200,000	61,784
Mexican Udibonos 3.000%, 12/3/26		3,323,140	167,883
4.000%, 11/30/28		5,040,877	257,639
2.750%, 11/27/31		12,114,366	556,890
4.000%, 8/24/34 TIPS		1,219,567	59,594
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 49.961%, 4/12/25 (k)(m)(r)	ARS	240,000	175
Republic of Colombia 3.125%, 4/15/31		$235,000	185,327
Republic of Panama 9.375%, 4/1/29		190,000	212,355
Republic of Peru 6.950%, 8/12/31 (m)	PEN	500,000	133,361
Romania Government Bond 2.000%, 4/14/33 (m)	EUR	800,000	642,838
State of Israel Government Bond 5.500%, 3/12/34		$500,000	476,875
State of Qatar 5.103%, 4/23/48§		800,000	779,000
U.K. Treasury Bonds 4.375%, 7/31/54 (m)	GBP	1,155,000	1,392,596

Total Foreign Government Securities			9,352,116

Mortgage-Backed Securities (11.3%)
FHLMC 4.170%, 4/1/28		$300,000	294,441
4.380%, 5/1/28		900,000	889,900
6.375%, 11/1/31 (l)		1,023	1,029
5.500%, 1/1/35		21,313	21,682
5.500%, 7/1/35		15,961	16,203
4.000%, 7/1/44		136,805	129,917
4.000%, 2/1/46		206,025	195,795
4.500%, 10/1/48		125,750	121,200
4.500%, 11/1/48		224,127	216,018
5.000%, 11/1/48		72,780	71,992
FHLMC UMBS 3.500%, 9/1/49		264,041	237,717
3.500%, 10/1/49		256,565	230,873
3.500%, 11/1/49		97,165	87,417
3.500%, 1/1/50		381,822	344,352
2.000%, 6/1/51		192,653	151,813
2.000%, 3/1/52		982,258	778,637
3.000%, 3/1/52		638,669	551,400
2.500%, 4/1/52		1,132,086	938,144
3.500%, 4/1/52		91,508	81,156
3.000%, 5/1/52		689,935	588,761
4.500%, 1/1/53		65,084	61,505
5.000%, 5/1/53		404,188	391,593
5.000%, 6/1/53		744,100	720,681
4.500%, 7/1/53		307,228	290,144
4.000%, 8/1/53		826,122	758,538
4.500%, 10/1/53		870,781	822,289
5.500%, 11/1/53		191,308	189,003
4.000%, 12/1/53		95,064	87,138
4.500%, 2/1/54		3,944,561	3,724,899
FNMA 6.512%, 1/1/28 (l)		1,547	1,547
4.432%, 3/1/33 (l)		5,961	5,780
6.134%, 1/1/36 (l)		25,652	26,151
5.835%, 2/1/37 (l)		39,478	40,059
6.298%, 12/1/40 (l)		984	988
FNMA UMBS 9.000%, 8/1/26		18	18
2.500%, 5/1/30		4,103	3,905
2.500%, 8/1/31		169,861	159,498
2.500%, 11/1/31		245,778	230,400
2.500%, 12/1/31		93,055	87,150
2.500%, 1/1/32		227,759	214,095
2.500%, 2/1/32		12,329	11,518
5.500%, 4/1/33		19,791	20,037
5.500%, 7/1/33		18,393	18,625
5.500%, 4/1/34		10,244	10,382
5.500%, 5/1/34		7,305	7,405
5.500%, 11/1/34		29,778	30,223
5.500%, 2/1/35		109,883	111,467
4.500%, 8/1/35		4,282	4,177
5.000%, 10/1/35		8,524	8,505
5.000%, 7/1/36		9,033	9,013
5.000%, 12/1/39		24,679	24,690
4.000%, 12/1/40		85,689	81,404
4.500%, 3/1/41		11,760	11,443
4.500%, 7/1/41		1,156	1,125
3.500%, 2/1/42		55,822	51,466
3.500%, 11/1/42		602,566	555,405
3.500%, 1/1/43		100,119	92,142
3.500%, 4/1/43		352,294	324,148
4.000%, 10/1/43		334,089	315,737
3.000%, 5/1/45		29,396	25,848
3.500%, 3/1/48		652,409	590,017
3.500%, 5/1/48		558,211	504,653
4.500%, 9/1/48		260,662	250,911
3.500%, 10/1/49		267,995	241,109
3.500%, 11/1/49		211,877	190,489
3.500%, 1/1/50		337,461	303,818
3.000%, 4/1/51		1,777,050	1,517,293
2.000%, 7/1/51		1,051,514	827,293
2.000%, 12/1/51		1,471,488	1,156,335
2.500%, 1/1/52		325,992	270,276
3.000%, 2/1/52		771,385	665,982
2.500%, 3/1/52		710,825	589,115
3.000%, 3/1/52		996,433	860,278
3.500%, 3/1/52		194,756	172,723
2.500%, 4/1/52		713,485	590,735

See Notes to Financial Statements.

1213

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 5/1/52	$980,748	$812,106
4.500%, 3/1/53	58,286	55,063
5.000%, 4/1/53	720,589	698,135
4.500%, 5/1/53	469,946	445,990
5.000%, 5/1/53	542,988	526,068
5.000%, 6/1/53	466,147	451,622
4.500%, 1/1/54	1,766,269	1,667,910
FNMA/FHLMC UMBS, 30 Year, Single Family 2.500%, 7/25/54 TBA	1,360,425	1,113,635
3.500%, 7/25/54 TBA	16,600,000	14,718,234
4.500%, 7/25/54 TBA	3,000,000	2,833,125
5.000%, 7/25/54 TBA	16,100,000	15,586,813
5.500%, 7/25/54 TBA	22,344,000	22,064,700
6.000%, 7/25/54 TBA	1,473,964	1,479,606
6.500%, 7/25/54 TBA	234,639	239,002
3.000%, 8/25/54 TBA	24,800,000	21,157,500
4.000%, 8/25/54 TBA	18,100,000	16,601,094
GNMA 3.625%, 7/20/27 (l)	249	245
3.000%, 5/15/43	110,427	98,896
3.000%, 7/15/45	111,593	98,939
3.000%, 5/20/46	118,287	104,629
3.500%, 10/15/49	76,251	69,338
3.500%, 1/15/50	17,566	15,952
3.500%, 2/15/50	131,300	119,233
5.500%, 4/20/53	683,290	678,734
3.000%, 7/15/54 TBA	523,093	456,889
4.500%, 7/15/54 TBA	1,486,000	1,414,950
5.000%, 7/15/54 TBA	1,875,000	1,828,418
5.500%, 7/15/54 TBA	496,000	492,629

Total Mortgage-Backed Securities		130,039,070

Municipal Bonds (0.2%)
Golden State Tobacco Securitization Corp., Series 2021 B-1
Series 2021 B-1 3.850%, 6/1/50	170,000	159,439
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023 5.198%, 12/1/39	500,000	502,095
Sales Tax Securitization Corp. 3.007%, 1/1/33	800,000	690,494
State Board of Administration Finance Corp. 1.705%, 7/1/27	288,000	261,329
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023 5.169%, 4/1/41	400,000	400,708
University of California 3.071%, 5/15/51	335,000	229,016

Total Municipal Bonds		2,243,081

U.S. Government Agency Securities (48.9%)
FFCB 1.320%, 1/21/25	20,000,000	19,567,166
4.250%, 9/30/25	15,466,000	15,349,849
4.625%, 3/5/26	8,000,000	7,966,842
4.375%, 6/23/26	20,000,000	19,854,356
4.375%, 7/6/26	10,000,000	9,935,876
4.625%, 7/17/26	3,010,000	3,002,287
4.500%, 5/20/27	15,163,000	15,121,211
4.750%, 4/30/29	5,957,000	6,041,341
FHLB 2.750%, 12/13/24	6,330,000	6,256,015
1.000%, 12/20/24	30,000,000	29,391,402
2.375%, 3/14/25	5,500,000	5,392,304
4.625%, 6/6/25	4,555,000	4,533,237
1.875%, 9/11/26	20,000,000	18,837,196
4.625%, 11/17/26	10,500,000	10,495,613
4.125%, 1/15/27	30,300,000	29,936,167
4.000%, 6/30/28	615,000	607,496
3.250%, 11/16/28	12,910,000	12,321,943
4.750%, 12/8/28	25,290,000	25,594,904
FHLMC 1.500%, 2/12/25	42,935,000	41,951,801
5.300%, 2/24/25	1,900,000	1,898,442
5.375%, 4/24/25	800,000	799,384
0.375%, 7/21/25	30,000,000	28,581,369
0.375%, 9/23/25	30,000,000	28,357,356
0.800%, 10/28/26	3,000,000	2,739,966
6.750%, 9/15/29	39,000,000	43,229,394
6.750%, 3/15/31	2,510,000	2,840,647
6.250%, 7/15/32	17,700,000	19,842,011
FNMA 1.875%, 9/24/26	25,816,000	24,281,675
6.250%, 5/15/29	25,664,000	27,751,764
7.250%, 5/15/30	10,000,000	11,441,791
0.875%, 8/5/30	30,000,000	24,328,932
6.625%, 11/15/30	14,000,000	15,670,952
Tennessee Valley Authority 3.875%, 3/15/28	20,000,000	19,558,166
7.125%, 5/1/30	13,000,000	14,743,521
1.500%, 9/15/31	6,700,000	5,478,070
Series B 4.700%, 7/15/33	7,658,000	7,734,961

Total U.S. Government Agency Securities		561,435,407

U.S. Treasury Obligations (28.6%)
U.S. Treasury Bonds 4.250%, 5/15/39	200,000	196,101
4.375%, 11/15/39	200,000	198,437
4.625%, 2/15/40	200,000	203,812
1.375%, 11/15/40 (z)	10,200,000	6,460,740
1.875%, 2/15/41	4,800,000	3,296,899
1.750%, 8/15/41	1,320,500	876,487
3.750%, 8/15/41	94,000	85,216
2.000%, 11/15/41	422,500	291,498
2.375%, 2/15/42	469,000	342,870
3.000%, 5/15/42	1,010,500	814,364
3.250%, 5/15/42	4,070,500	3,399,039
4.000%, 11/15/42	720,400	666,701
3.875%, 2/15/43	274,500	249,133
3.875%, 5/15/43	1,300,000	1,177,998
3.625%, 8/15/43	363,600	317,273
4.375%, 8/15/43	680,100	659,285
3.750%, 11/15/43	421,000	373,645

See Notes to Financial Statements.

1214

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
4.750%, 11/15/43		$1,519,200	$1,545,919
3.625%, 2/15/44		1,055,000	917,604
4.500%, 2/15/44		94,500	93,116
3.375%, 5/15/44		800,000	669,244
4.625%, 5/15/44		277,400	278,070
3.125%, 8/15/44		4,689,100	3,763,023
3.000%, 11/15/44		483,700	379,550
2.875%, 8/15/45		2,700,000	2,059,839
3.000%, 5/15/47		5,900,000	4,535,893
3.000%, 2/15/48		1,500,000	1,147,809
3.000%, 2/15/49		700,000	533,308
2.875%, 5/15/49		1,800,000	1,337,339
1.250%, 5/15/50		751,300	374,965
1.875%, 2/15/51		988,500	581,219
2.000%, 8/15/51		1,457,400	881,506
2.875%, 5/15/52		571,800	421,824
3.625%, 5/15/53		291,200	249,310
4.125%, 8/15/53		558,200	522,900
4.750%, 11/15/53		271,800	282,710
4.250%, 2/15/54		780,100	747,493
U.S. Treasury Inflation Linked Bonds 0.750%, 2/15/45 TIPS		532,608	401,306
1.000%, 2/15/49 TIPS		124,604	95,315
0.250%, 2/15/50 TIPS		365,874	224,936
0.125%, 2/15/51 TIPS		1,204,330	701,599
0.125%, 2/15/52 TIPS		225,270	128,904
U.S. Treasury Inflation Linked Notes 0.250%, 1/15/25 TIPS		1,985,700	1,945,129
0.125%, 4/15/25 TIPS		849,723	826,292
1.250%, 4/15/28 TIPS		8,153,652	7,877,212
0.250%, 7/15/29 TIPS		1,840,631	1,690,499
0.125%, 7/15/31 TIPS		2,456,706	2,159,587
0.125%, 1/15/32 TIPS		565,555	490,349
0.625%, 7/15/32 TIPS		1,726,656	1,550,375
U.S. Treasury Notes 4.875%, 4/30/26		10,051,500	10,067,227
4.875%, 5/31/26		20,782,100	20,825,117
4.125%, 9/30/27		1,096,700	1,084,730
3.875%, 11/30/27		3,852,900	3,780,662
3.875%, 12/31/27		837,600	821,900
4.625%, 9/30/28		3,202,000	3,231,021
4.875%, 10/31/28		16,173,700	16,486,721
3.125%, 11/15/28		6,906,600	6,561,510
4.375%, 11/30/28		14,939,500	14,945,885
3.750%, 12/31/28		43,104,500	42,030,125
4.000%, 1/31/29		9,864,900	9,719,972
4.250%, 2/28/29		596,700	594,412
4.625%, 4/30/29		2,260,400	2,287,841
4.500%, 5/31/29		10,309,300	10,386,975
2.625%, 7/31/29		18,695,100	17,240,481
4.250%, 2/28/31		1,378,900	1,372,280
4.500%, 11/15/33		49,470,800	50,039,056
4.000%, 2/15/34		59,487,700	57,884,393

Total U.S. Treasury Obligations			328,383,950

Total Long-Term Debt Securities (107.1%) (Cost $1,271,352,113)			1,230,412,578

SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
Huntington Ingalls Industries, Inc. 11.45%, 7/2/24 (n)(p)§		500,000	499,682
NextEra Energy Capital Holdings, Inc. 5.87%, 8/12/24 (n)(p)		500,000	496,519

Total Commercial Paper			996,201

Foreign Government Treasury Bill (0.0%)†
Federative Republic of Brazil 0.00%, 4/1/25 (p)	BRL	1,700,000	281,103

	Number of Shares		Value (Note 1)
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)		300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)		572,648	572,648

Total Investment Companies			872,648

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.7%)
U.S. Treasury Bills 4.66%, 7/9/24 (p)		$898,700	897,655
5.22%, 8/29/24 (p)		367,000	363,836
5.20%, 9/5/24 (p)		1,808,100	1,790,780
5.23%, 9/26/24 (p)		1,724,700	1,702,937
5.22%, 10/29/24 (p)		2,408,900	2,367,379
5.21%, 11/21/24 (p)		668,100	654,453

Total U.S. Treasury Obligations			7,777,040

Total Short-Term Investments (0.9%) (Cost $9,937,661)			9,926,992

Total Investments in Securities (108.0%) (Cost $1,281,289,774)			1,240,339,570
Other Assets Less Liabilities (-8.0%)			(91,578,962)

Net Assets (100%)			$1,148,760,608

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $99,322,411 or 8.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.

See Notes to Financial Statements.

1215

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $5,875,843 or 0.5% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $849,652. This was collateralized by cash of $872,648 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
ASX	— Australian Securities Exchange
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-OAT	29	9/2024	EUR	3,823,806	(15,355)
U.S. Treasury 5 Year Note	224	9/2024	USD	23,873,500	159,326
U.S. Treasury 10 Year Note	50	9/2024	USD	5,499,219	85,098
U.S. Treasury 10 Year Ultra Note	30	9/2024	USD	3,405,937	33,027
U.S. Treasury Ultra Bond	35	9/2024	USD	4,387,031	106,312

					368,408

Short Contracts
Euro-BTP	(4)	9/2024	EUR	(493,879)	6,146
Euro-Bund	(3)	9/2024	EUR	(422,875)	4,979
Japan 10 Year Bond	(8)	9/2024	JPY	(7,103,487)	10,344
Long Gilt	(14)	9/2024	GBP	(1,726,735)	(6,128)
U.S. Treasury 2 Year Note	(3)	9/2024	USD	(612,656)	(1,668)
U.S. Treasury 10 Year Ultra Note	(171)	9/2024	USD	(19,413,844)	(188,610)
U.S. Treasury Long Bond	(44)	9/2024	USD	(5,205,750)	(37,191)
U.S. Treasury Ultra Bond	(35)	9/2024	USD	(4,387,031)	(49,821)

					(261,949)

					106,459

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,518,271	USD	1,011,928	JPMorgan Chase Bank	7/2/2024	911
DKK	928,968	USD	133,303	JPMorgan Chase Bank	7/2/2024	95
EUR	10,677,000	USD	11,431,206	Barclays Bank plc	7/2/2024	3,327
USD	242,273	BRL	1,200,000	Goldman Sachs Bank USA**	7/2/2024	27,607
USD	534,721	BRL	2,857,016	JPMorgan Chase Bank**	7/2/2024	23,636
USD	899,672	CAD	1,228,000	Goldman Sachs Bank USA	7/2/2024	2,044
USD	82,434	DKK	564,854	Bank of America	7/2/2024	1,323
USD	53,280	DKK	365,973	Barclays Bank plc	7/2/2024	727
USD	11,591,340	EUR	10,677,000	Bank of America	7/2/2024	156,807
USD	9,748,640	GBP	7,640,114	Deutsche Bank AG	7/2/2024	90,772
USD	252,335	MYR	1,188,496	Goldman Sachs Bank USA**	7/17/2024	144
USD	9,435,319	GBP	7,460,114	Barclays Bank plc	8/2/2024	3,186
USD	860,294	EUR	798,687	JPMorgan Chase Bank	8/8/2024	3,385
USD	121,353	TWD	3,904,775	JPMorgan Chase Bank**	9/13/2024	5
MXN	37,735	USD	2,014	Barclays Bank plc	9/18/2024	23
USD	1,867,297	MXN	33,791,548	JPMorgan Chase Bank	9/18/2024	42,991
USD	153,755	PEN	576,165	Deutsche Bank AG**	9/18/2024	3,857
USD	287,048	BRL	1,600,000	Goldman Sachs Bank USA**	4/2/2025	9,770
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	461

Total unrealized appreciation						371,071

BRL	2,462,138	USD	489,639	Deutsche Bank AG**	7/2/2024	(49,193)
BRL	1,600,000	USD	295,994	Goldman Sachs Bank USA**	7/2/2024	(9,772)
BRL	100,000	USD	18,338	JPMorgan Chase Bank**	7/2/2024	(449)
GBP	180,000	USD	228,370	JPMorgan Chase Bank	7/2/2024	(832)
USD	1,004,757	AUD	1,518,271	Barclays Bank plc	7/2/2024	(8,082)
IDR	8,875,961,585	USD	547,274	JPMorgan Chase Bank**	7/26/2024	(5,423)
BRL	2,728,626	USD	531,896	Goldman Sachs Bank USA**	8/2/2024	(45,614)
USD	1,012,816	AUD	1,518,271	JPMorgan Chase Bank	8/2/2024	(905)
USD	895,631	CAD	1,225,955	Goldman Sachs Bank USA	8/2/2024	(1,160)
USD	133,303	DKK	927,327	JPMorgan Chase Bank	8/2/2024	(103)
USD	11,447,933	EUR	10,677,000	Barclays Bank plc	8/2/2024	(3,875)
BRL	2,372,556	USD	434,073	JPMorgan Chase Bank**	9/4/2024	(12,760)
USD	230,451	TWD	7,437,803	Barclays Bank plc**	9/13/2024	(693)
USD	154,638	TWD	4,980,185	JPMorgan Chase Bank**	9/13/2024	(131)

Total unrealized depreciation						(138,992)

Net unrealized appreciation						232,079

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$32,948,529	$—	$32,948,529
Collateralized Mortgage Obligations	—	27,565,927	—	27,565,927
Commercial Mortgage-Backed Securities	—	15,330,981	—	15,330,981
Corporate Bonds
Communication Services	—	5,155,237	—	5,155,237
Consumer Discretionary	—	9,047,859	—	9,047,859
Consumer Staples	—	5,403,501	—	5,403,501
Energy	—	6,373,459	—	6,373,459
Financials	—	60,034,847	—	60,034,847
Health Care	—	2,728,433	—	2,728,433
Industrials	—	8,972,771	—	8,972,771
Information Technology	—	3,927,834	—	3,927,834
Materials	—	1,527,020	—	1,527,020
Real Estate	—	6,651,952	—	6,651,952
Utilities	—	13,290,604	—	13,290,604
Foreign Government Securities	—	9,351,941	175	9,352,116
Forward Currency Contracts	—	371,071	—	371,071
Futures	405,232	—	—	405,232
Mortgage-Backed Securities	—	130,039,070	—	130,039,070
Municipal Bonds	—	2,243,081	—	2,243,081
Short-Term Investments
Commercial Paper	—	996,201	—	996,201
Foreign Government Treasury Bill	—	281,103	—	281,103
Investment Companies	872,648	—	—	872,648
U.S. Treasury Obligations	—	7,777,040	—	7,777,040
U.S. Government Agency Securities	—	561,435,407	—	561,435,407
U.S. Treasury Obligations	—	328,383,950	—	328,383,950

Total Assets	$1,277,880	$1,239,837,818	$175	$1,241,115,873

Liabilities:
Forward Currency Contracts	$—	$(138,992)	$—	$(138,992)
Futures	(298,773)	—	—	(298,773)

Total Liabilities	$(298,773)	$(138,992)	$—	$(437,765)

Total	$979,107	$1,239,698,826	$175	$1,240,678,108

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$405,232	*
Foreign exchange contracts	Receivables	371,071

Total		$776,303

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(298,773	)*
Foreign exchange contracts	Payables	(138,992)

Total		$(437,765)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(412,540)	$—	$(412,540)
Foreign exchange contracts	—	55,349	55,349

Total	$(412,540)	$55,349	$(357,191)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$615,824	$—	$615,824
Foreign exchange contracts	—	395,465	395,465

Total	$615,824	$395,465	$1,011,289

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$55,541,000
Average notional value of contracts – short	44,551,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$12,086,000
Average settlement value sold – in USD	43,232,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$158,130	$—	$—	$158,130
Barclays Bank plc	7,263	(7,263)	—	—
Deutsche Bank AG	94,629	(49,193)	—	45,436
Goldman Sachs Bank USA	39,565	(39,565)	—	—
JPMorgan Chase Bank	71,484	(20,603)	—	50,881

Total	$371,071	$(116,624)	$—	$254,447

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$12,650	$(7,263)	$—	$5,387
Deutsche Bank AG	49,193	(49,193)	—	—
Goldman Sachs Bank USA	56,546	(39,565)	—	16,981
JPMorgan Chase Bank	20,603	(20,603)	—	—

Total	$138,992	$(116,624)	$—	$22,368

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	5.45%	6/13/2024	7/25/2024	$(2,832,500)	$(2,843,635)

					$(2,843,635)

(1)	The average amount of borrowings while outstanding for 162 days during the six months ended June 30, 2024, was approximately $6,940,000 at a weighted average interest rate of 5.44%.
(2)	Payable for sale-buyback transactions includes $11,135 of deferred price drop on sale-buyback transactions.

	June 30, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 -90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(2,843,635)	$—	$—	$(2,843,635)

Total Borrowings	$—	$(2,843,635)	$—	$—	$(2,843,635)

Gross amount of recognized liabilities for sale-buybacks					$(2,843,635)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2024:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(2,843,635)	$2,786,986	$—	$(56,649)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,056,280,900
Long-term U.S. government debt securities	237,174,997

$1,293,455,897

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$997,400,620
Long-term U.S. government debt securities	296,170,712

$1,293,571,332

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,934,815
Aggregate gross unrealized depreciation	(55,063,451)

Net unrealized depreciation	$(51,128,636)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,291,806,744

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,281,289,774)	$1,240,339,570
Cash	7,594,975
Foreign cash (Cost $352,171)	342,954
Cash held as collateral at broker for futures	961,000
Receivable for forward settling transactions	41,808,094
Dividends, interest and other receivables	10,149,400
Receivable for securities sold	9,383,958
Due from broker for futures variation margin	678,735
Unrealized appreciation on forward foreign currency contracts	371,071
Receivable for Portfolio shares sold	40,904
Securities lending income receivable	2,313
Other assets	13,331

Total assets	1,311,686,305

LIABILITIES
Payable for forward settling transactions	141,354,378
Payable for securities purchased	15,383,147
Payable for sale-buyback financing transactions	2,843,635
Payable for return of collateral on securities loaned	872,648
Payable for Portfolio shares repurchased	814,167
Payable for return of cash collateral on forward settling transactions	668,557
Investment management fees payable	371,420
Unrealized depreciation on forward foreign currency contracts	138,992
Distribution fees payable – Class IB	124,909
Administrative fees payable	119,371
Distribution fees payable – Class IA	27,503
Trustees’ fees payable	688
Accrued expenses	206,282

Total liabilities	162,925,697

Commitments and contingent liabilities^
NET ASSETS	$1,148,760,608

Net assets were comprised of:
Paid in capital	$1,287,527,928
Total distributable earnings (loss)	(138,767,320)

Net assets	$1,148,760,608

Class IA
Net asset value, offering and redemption price per share, $134,333,081 / 17,402,744 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.72

Class IB
Net asset value, offering and redemption price per share, $606,416,602 / 78,910,989 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.68

Class K
Net asset value, offering and redemption price per share, $408,010,925 / 52,799,502 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.73

(x)	Includes value of securities on loan of $849,652.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$21,391,543
Securities lending (net)	11,406

Total income	21,402,949

EXPENSES
Investment management fees	2,264,113
Distribution fees – Class IB	760,731
Administrative fees	729,644
Distribution fees – Class IA	167,180
Interest expense	159,678
Custodian fees	99,241
Printing and mailing expenses	58,812
Professional fees	57,368
Trustees’ fees	19,341
Miscellaneous	36,541

Total expenses	4,352,649

NET INVESTMENT INCOME (LOSS)	17,050,300

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(11,058,811)
Futures contracts	(412,540)
Forward foreign currency contracts	55,349
Foreign currency transactions	(57,632)
Securities sold short	(4,092)

Net realized gain (loss)	(11,477,726)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(6,354,392)
Futures contracts	615,824
Forward foreign currency contracts	395,465
Foreign currency translations	(12,231)

Net change in unrealized appreciation (depreciation)	(5,355,334)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,833,060)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$217,240

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,050,300	$27,211,005
Net realized gain (loss)	(11,477,726)	(41,635,175)
Net change in unrealized appreciation (depreciation)	(5,355,334)	63,367,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	217,240	48,943,123

Distributions to shareholders:
Class IA	—	(2,902,098)
Class IB	—	(13,231,944)
Class K	—	(9,643,701)

Total distributions to shareholders	—	(25,777,743)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 305,322 and 797,208 shares, respectively ]	2,340,609	6,120,492
Capital shares issued in reinvestment of dividends [ 0 and 378,162 shares, respectively ]	—	2,902,098
Capital shares repurchased [ (672,107) and (1,465,761) shares, respectively ]	(5,144,300)	(11,216,717)

Total Class IA transactions	(2,803,691)	(2,194,127)

Class IB
Capital shares sold [ 2,961,982 and 7,806,758 shares, respectively ]	22,566,958	59,473,177
Capital shares issued in reinvestment of dividends [ 0 and 1,731,894 shares, respectively ]	—	13,231,944
Capital shares repurchased [ (4,887,006) and (14,438,096) shares, respectively ]	(37,253,062)	(109,905,041)

Total Class IB transactions	(14,686,104)	(37,199,920)

Class K
Capital shares sold [ 2,763,888 and 6,022,961 shares, respectively ]	21,214,979	46,173,265
Capital shares issued in reinvestment of dividends [ 0 and 1,256,948 shares, respectively ]	—	9,643,701
Capital shares repurchased [ (3,295,463) and (8,690,275) shares, respectively ]	(25,234,445)	(66,326,865)

Total Class K transactions	(4,019,466)	(10,509,899)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,509,261)	(49,903,946)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,292,021)	(26,738,566)
NET ASSETS:
Beginning of period	1,170,052,629	1,196,791,195

End of period	$1,148,760,608	$1,170,052,629

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$7.72		$7.57		$8.55	$8.86	$8.67	$8.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.17		0.09	0.07	0.11	0.15
Net realized and unrealized gain (loss)	(0.11)		0.15		(0.96)	(0.25)	0.41	0.32

Total from investment operations	—	#	0.32		(0.87)	(0.18)	0.52	0.47

Less distributions:
Dividends from net investment income	—		(0.17)		(0.05)	(0.07)	(0.12)	(0.14)
Distributions from net realized gains	—		—		(0.06)	(0.06)	(0.21)	—

Total dividends and distributions	—		(0.17)		(0.11)	(0.13)	(0.33)	(0.14)

Net asset value, end of period	$7.72		$7.72		$7.57	$8.55	$8.86	$8.67

Total return (b)	0.00%		4.19%		(10.18)%	(2.05)%	5.96%	5.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,333		$137,173		$136,665	$166,921	$185,857	$182,842
Ratio of expenses to average net assets (a)(f)	0.84	%(g)	0.86	%(g)	0.80%	0.79%	0.80%	0.83%
Ratio of net investment income (loss) to average net assets (a)(f)	2.87%		2.19%		1.18%	0.75%	1.19%	1.76%
Portfolio turnover rate^	104	%(z)	159%		142%	111%	173%	181%

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$7.69		$7.53		$8.51	$8.83	$8.64	$8.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.17		0.09	0.07	0.11	0.15
Net realized and unrealized gain (loss)	(0.12)		0.16		(0.96)	(0.26)	0.41	0.32

Total from investment operations	(0.01)		0.33		(0.87)	(0.19)	0.52	0.47

Less distributions:
Dividends from net investment income	—		(0.17)		(0.05)	(0.07)	(0.12)	(0.14)
Distributions from net realized gains	—		—		(0.06)	(0.06)	(0.21)	—

Total dividends and distributions	—		(0.17)		(0.11)	(0.13)	(0.33)	(0.14)

Net asset value, end of period	$7.68		$7.69		$7.53	$8.51	$8.83	$8.64

Total return (b)	(0.13)%		4.35%		(10.23)%	(2.18)%	5.98%	5.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$606,417		$621,248		$645,969	$839,764	$902,619	$907,886
Ratio of expenses to average net assets (a)(f)	0.84	%(g)	0.86	%(g)	0.80%	0.79%	0.80%	0.83%
Ratio of net investment income (loss) to average net assets (a)(f)	2.87%		2.19%		1.18%	0.75%	1.19%	1.76%
Portfolio turnover rate^	104	%(z)	159%		142%	111%	173%	181%

See Notes to Financial Statements.

1224

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$7.72		$7.57		$8.55	$8.86	$8.67	$8.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.19		0.11	0.09	0.13	0.17
Net realized and unrealized gain (loss)	(0.11)		0.15		(0.96)	(0.25)	0.41	0.32

Total from investment operations	0.01		0.34		(0.85)	(0.16)	0.54	0.49

Less distributions:
Dividends from net investment income	—		(0.19)		(0.07)	(0.09)	(0.14)	(0.16)
Distributions from net realized gains	—		—		(0.06)	(0.06)	(0.21)	—

Total dividends and distributions	—		(0.19)		(0.13)	(0.15)	(0.35)	(0.16)

Net asset value, end of period	$7.73		$7.72		$7.57	$8.55	$8.86	$8.67

Total return (b)	0.13%		4.45%		(9.95)%	(1.83)%	6.22%	5.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$408,011		$411,632		$414,158	$495,632	$454,130	$509,918
Ratio of expenses to average net assets (a)(f)	0.59	%(g)	0.61	%(g)	0.55%	0.54%	0.55%	0.58%
Ratio of net investment income (loss) to average net assets (a)(f)	3.12%		2.44%		1.44%	0.98%	1.45%	2.01%
Portfolio turnover rate^	104	%(z)	159%		142%	111%	173%	181%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	For the six months ended June 30, 2024, includes interest expense of 0.03% for each class. Includes interest expense of 0.05% for the year ended 2023 for each class.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	6,600	$261,294
AST SpaceMobile, Inc., Class A*	61,960	719,356
ATN International, Inc.	8,530	194,484
Bandwidth, Inc., Class A*	17,680	298,438
Cogent Communications Holdings, Inc.	23,425	1,322,107
Consolidated Communications Holdings, Inc.*	46,711	205,528
Globalstar, Inc.*	572,110	640,763
IDT Corp., Class B	10,100	362,792
Liberty Latin America Ltd., Class A*	24,100	231,601
Liberty Latin America Ltd., Class C*	87,619	842,895
Lumen Technologies, Inc. (x)*	538,510	592,361
Shenandoah Telecommunications Co.	26,948	440,061

		6,111,680

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A*	156,210	777,926
Atlanta Braves Holdings, Inc., Class A*	8,500	351,305
Atlanta Braves Holdings, Inc., Class C*	28,170	1,111,025
Cinemark Holdings, Inc.*	62,100	1,342,602
Eventbrite, Inc., Class A*	36,900	178,596
Golden Matrix Group, Inc.*	2,380	5,878
IMAX Corp.*	27,100	454,467
Lions Gate Entertainment Corp., Class A*	30,300	285,426
Lions Gate Entertainment Corp., Class B*	59,900	513,343
LiveOne, Inc.*	3,510	5,511
Madison Square Garden Entertainment Corp., Class A*	23,096	790,576
Marcus Corp. (The) (x)	15,640	177,827
Playstudios, Inc.*	24,570	50,860
Reservoir Media, Inc.*	6,140	48,506
Sphere Entertainment Co.*	14,716	515,943
Vivid Seats, Inc., Class A*	33,510	192,682

		6,802,473

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	52,880	555,769
Cargurus, Inc., Class A*	50,100	1,312,620
Cars.com, Inc.*	41,400	815,580
EverQuote, Inc., Class A*	15,130	315,612
fuboTV, Inc. (x)*	191,840	237,882
Getty Images Holdings, Inc.*	7,390	24,091
Grindr, Inc.*	15,230	186,415
MediaAlpha, Inc., Class A*	13,370	176,083
Nextdoor Holdings, Inc.*	50,700	140,946
Outbrain, Inc.*	13,890	69,172
QuinStreet, Inc.*	27,250	452,077
Shutterstock, Inc.	18,170	703,179
System1, Inc.*	4,760	7,235
TrueCar, Inc.*	49,990	156,469

Vimeo, Inc.*	72,200	269,306
Yelp, Inc., Class A*	36,620	1,353,109
Ziff Davis, Inc.*	28,458	1,566,613
ZipRecruiter, Inc., Class A*	40,300	366,327

		8,708,485

Media (0.8%)
Advantage Solutions, Inc. (x)*	58,050	186,921
AMC Networks, Inc., Class A (x)*	21,230	205,082
Boston Omaha Corp., Class A*	12,940	174,172
Cable One, Inc.	3,170	1,122,180
Cardlytics, Inc. (x)*	23,240	190,800
Clear Channel Outdoor Holdings, Inc.*	188,600	265,926
EchoStar Corp., Class A*	65,765	1,171,275
Emerald Holding, Inc. (x)*	6,010	34,197
Entravision Communications Corp., Class A	52,600	106,778
EW Scripps Co. (The), Class A*	56,722	178,107
Gambling.com Group Ltd.*	8,100	66,582
Gannett Co., Inc.*	108,089	498,290
Gray Television, Inc.	44,400	230,880
Ibotta, Inc., Class A*	4,280	321,685
iHeartMedia, Inc., Class A(x)*	85,030	92,683
Innovid Corp.*	3,330	6,161
Integral Ad Science Holding Corp.*	40,580	394,437
John Wiley & Sons, Inc., Class A	19,340	787,138
Magnite, Inc.*	72,383	961,970
National CineMedia, Inc.*	4,820	21,160
PubMatic, Inc., Class A*	21,000	426,510
Scholastic Corp.	14,960	530,631
Sinclair, Inc.	25,390	338,449
Stagwell, Inc., Class A*	57,810	394,264
TechTarget, Inc.*	15,200	473,784
TEGNA, Inc.	103,540	1,443,348
Thryv Holdings, Inc.*	16,580	295,456
Townsquare Media, Inc., Class A	1,600	17,536
WideOpenWest, Inc.*	37,940	205,255

		11,141,657

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	26,000	250,120
Spok Holdings, Inc.	4,390	65,016
Telephone and Data Systems, Inc.	52,500	1,088,325

		1,403,461

Total Communication Services		34,167,756

Consumer Discretionary (9.9%)
Automobile Components (1.3%)
Adient plc*	49,900	1,233,029
American Axle & Manufacturing Holdings, Inc.*	62,675	438,098
Cooper-Standard Holdings, Inc.*	3,440	42,794
Dana, Inc.	86,065	1,043,108
Dorman Products, Inc.*	15,300	1,399,644
Fox Factory Holding Corp.*	22,600	1,089,094
Gentherm, Inc.*	16,900	833,508

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Goodyear Tire & Rubber Co. (The)*	164,623	$1,868,471
Holley, Inc.*	32,880	117,710
LCI Industries	13,470	1,392,528
Luminar Technologies, Inc., Class A (x)*	146,490	218,270
Modine Manufacturing Co.*	30,550	3,060,804
Patrick Industries, Inc.	11,305	1,227,158
Phinia, Inc.	25,510	1,004,074
Solid Power, Inc. (x)*	104,840	172,986
Standard Motor Products, Inc.	12,900	357,717
Stoneridge, Inc.*	13,300	212,268
Visteon Corp.*	16,100	1,717,870
XPEL, Inc. (m)*	12,080	429,565

		17,858,696

Automobiles (0.1%)
Canoo, Inc.*	49,090	104,562
Livewire Group, Inc. (x)*	2,370	18,154
Winnebago Industries, Inc.	17,446	945,573

		1,068,289

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	1,120	5,029
Groupon, Inc.*	7,650	117,045
Savers Value Village, Inc. (x)*	16,460	201,470

		323,544

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	13,180	400,936
Weyco Group, Inc.	310	9,399

		410,335

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	22,600	1,541,546
American Public Education, Inc.*	1,960	34,457
Carriage Services, Inc., Class A	8,530	228,945
Chegg, Inc.*	62,700	198,132
Coursera, Inc.*	70,150	502,274
European Wax Center, Inc., Class A (x)*	19,570	194,330
Frontdoor, Inc.*	41,700	1,409,043
Graham Holdings Co., Class B	2,100	1,469,055
Laureate Education, Inc.	70,400	1,051,776
Lincoln Educational Services Corp.*	2,110	25,025
Mister Car Wash, Inc.*	52,590	374,441
Nerdy, Inc. (x)*	70,970	118,520
OneSpaWorld Holdings Ltd.*	56,420	867,175
Perdoceo Education Corp.	38,800	831,096
Strategic Education, Inc.	12,764	1,412,464
Stride, Inc.*	23,284	1,641,522
Udemy, Inc.*	53,700	463,431
Universal Technical Institute, Inc.*	21,150	332,690

		12,695,922

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	22,190	227,669
Bally’s Corp.*	15,940	190,802
Biglari Holdings, Inc., Class B*	611	118,155

BJ’s Restaurants, Inc.*	12,134	421,050
Bloomin’ Brands, Inc.	46,890	901,695
Brinker International, Inc.*	25,400	1,838,706
Cheesecake Factory, Inc. (The)	25,821	1,014,507
Chuy’s Holdings, Inc.*	8,900	230,688
Cracker Barrel Old Country Store, Inc. (x)	13,801	581,850
Dave & Buster’s Entertainment, Inc.*	18,110	720,959
Denny’s Corp.*	30,250	214,775
Despegar.com Corp.*	34,530	456,832
Dine Brands Global, Inc.	11,381	411,992
El Pollo Loco Holdings, Inc.*	20,130	227,670
Empire Resorts, Inc. (r)*	900	—
Everi Holdings, Inc.*	37,000	310,800
First Watch Restaurant Group, Inc. (x)*	11,910	209,140
Full House Resorts, Inc.*	1,870	9,350
Global Business Travel Group I (x)*	70,480	465,168
Golden Entertainment, Inc.	10,620	330,388
Hilton Grand Vacations, Inc.*	42,200	1,706,146
Inspired Entertainment, Inc.*	4,360	39,894
International Game Technology plc	71,210	1,456,957
Jack in the Box, Inc.	10,549	537,366
Krispy Kreme, Inc.	43,221	465,058
Kura Sushi USA, Inc., Class A*	3,670	231,540
Life Time Group Holdings, Inc.*	33,050	622,332
Lindblad Expeditions Holdings, Inc.*	25,470	245,785
Monarch Casino & Resort, Inc.	6,700	456,471
Mondee Holdings, Inc., Class A (x)*	15,730	37,752
Nathan’s Famous, Inc.	560	37,957
ONE Group Hospitality, Inc. (The)*	2,810	11,943
Papa John’s International, Inc.	18,742	880,499
PlayAGS, Inc.*	8,100	93,150
Portillo’s, Inc., Class A*	22,690	220,547
Potbelly Corp.*	2,100	16,863
RCI Hospitality Holdings, Inc.	4,740	206,474
Red Rock Resorts, Inc., Class A	27,200	1,494,096
Rush Street Interactive, Inc.*	39,520	378,997
Sabre Corp.*	269,060	718,390
Shake Shack, Inc., Class A*	20,300	1,827,000
Six Flags Entertainment Corp. (x)*	38,600	1,279,204
Super Group SGHC Ltd.*	24,140	77,972
Sweetgreen, Inc., Class A*	52,321	1,576,955
Target Hospitality Corp.*	23,200	202,072
United Parks & Resorts, Inc.*	20,800	1,129,648
Vacasa, Inc., Class A*	950	4,627
Xponential Fitness, Inc., Class A*	16,870	263,172

		25,101,063

Household Durables (2.2%)
Beazer Homes USA, Inc.*	16,030	440,504
Cavco Industries, Inc.*	5,000	1,730,850
Century Communities, Inc.	15,100	1,233,066
Cricut, Inc., Class A (x)*	31,570	189,104
Dream Finders Homes, Inc., Class A*	12,960	334,627

See Notes to Financial Statements.

1227

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Ethan Allen Interiors, Inc.	9,554	$266,461
Flexsteel Industries, Inc.	330	10,250
GoPro, Inc., Class A*	98,210	139,458
Green Brick Partners, Inc.*	17,660	1,010,858
Hamilton Beach Brands Holding Co., Class A	440	7,564
Helen of Troy Ltd.*	12,298	1,140,517
Hooker Furnishings Corp.	710	10,281
Hovnanian Enterprises, Inc., Class A*	2,140	303,709
Installed Building Products, Inc.	13,300	2,735,544
iRobot Corp. (x)*	27,720	252,529
KB Home	40,180	2,819,832
Landsea Homes Corp.*	8,870	81,515
La-Z-Boy, Inc.	28,309	1,055,360
Legacy Housing Corp.*	3,970	91,072
LGI Homes, Inc.*	13,000	1,163,370
Lifetime Brands, Inc.	710	6,099
Lovesac Co. (The)*	12,550	283,379
M/I Homes, Inc.*	16,300	1,990,882
Meritage Homes Corp.	21,169	3,426,203
Purple Innovation, Inc., Class A (x)*	42,060	43,743
Skyline Champion Corp.*	28,700	1,944,425
Sonos, Inc.*	65,753	970,514
Taylor Morrison Home Corp., Class A*	56,920	3,155,645
Traeger, Inc.*	17,090	41,016
Tri Pointe Homes, Inc.*	51,461	1,916,922
Vizio Holding Corp., Class A*	49,900	538,920
Worthington Enterprises, Inc.	16,140	763,906

		30,098,125

Leisure Products (0.5%)
Acushnet Holdings Corp.	15,600	990,288
AMMO, Inc. (x)*	24,590	41,311
Clarus Corp.	24,394	164,172
Escalade, Inc.	470	6,481
Funko, Inc., Class A*	32,030	312,613
JAKKS Pacific, Inc.*	2,890	51,760
Johnson Outdoors, Inc., Class A	5,110	178,748
Latham Group, Inc.*	40,030	121,291
Malibu Boats, Inc., Class A*	12,000	420,480
Marine Products Corp.	5,090	51,409
MasterCraft Boat Holdings, Inc.*	9,930	187,478
Peloton Interactive, Inc., Class A*	189,920	641,929
Smith & Wesson Brands, Inc.	22,035	315,982
Solo Brands, Inc., Class A*	16,750	38,190
Sturm Ruger & Co., Inc.	10,700	445,655
Topgolf Callaway Brands Corp.*	79,653	1,218,691
Vista Outdoor, Inc.*	32,740	1,232,661

		6,419,139

Specialty Retail (2.6%)
1-800-Flowers.com, Inc., Class A*	16,270	154,890
Aaron’s Co., Inc. (The)	26,540	264,869
Abercrombie & Fitch Co., Class A*	28,250	5,023,980
Academy Sports & Outdoors, Inc.	39,400	2,098,050
American Eagle Outfitters, Inc.	97,640	1,948,894
America’s Car-Mart, Inc.*	3,340	201,101

Arhaus, Inc., Class A	28,770	487,364
Arko Corp.	49,660	311,368
Asbury Automotive Group, Inc.*	11,542	2,630,076
BARK, Inc.*	16,600	30,046
Beyond, Inc.*	23,300	304,764
Boot Barn Holdings, Inc.*	17,830	2,298,822
Buckle, Inc. (The)	16,339	603,563
Build-A-Bear Workshop, Inc.	7,130	180,175
Caleres, Inc.	18,863	633,797
Camping World Holdings, Inc., Class A (x)	19,000	339,340
Citi Trends, Inc.*	1,580	33,591
Designer Brands, Inc., Class A	59,530	406,590
Destination XL Group, Inc.*	18,870	68,687
EVgo, Inc., Class A (x)*	83,480	204,526
Foot Locker, Inc.	52,350	1,304,562
Genesco, Inc. (x)*	12,487	322,914
Group 1 Automotive, Inc.	7,507	2,231,681
GrowGeneration Corp.*	47,170	101,415
Haverty Furniture Cos., Inc.	7,570	191,445
Hibbett, Inc.	6,255	545,499
J Jill, Inc.	6,340	221,710
Lands’ End, Inc.*	5,400	73,386
Leslie’s, Inc.*	94,900	397,631
MarineMax, Inc.*	11,500	372,255
Monro, Inc.	17,704	422,417
National Vision Holdings, Inc.*	44,892	587,636
ODP Corp. (The)*	23,710	931,092
OneWater Marine, Inc., Class A (x)*	3,170	87,397
Petco Health & Wellness Co., Inc., Class A*	54,130	204,611
RealReal, Inc. (The)*	18,200	58,058
Revolve Group, Inc., Class A (x)*	18,600	295,926
RumbleON, Inc., Class B*	1,540	6,314
Sally Beauty Holdings, Inc.*	68,800	738,224
Shoe Carnival, Inc.	13,000	479,570
Signet Jewelers Ltd.	23,370	2,093,485
Sleep Number Corp.*	16,770	160,489
Sonic Automotive, Inc., Class A	7,845	427,317
Stitch Fix, Inc., Class A*	87,260	362,129
ThredUp, Inc., Class A*	10,740	18,258
Tile Shop Holdings, Inc.*	1,650	11,434
Tilly’s, Inc., Class A*	2,720	16,402
Torrid Holdings, Inc. (x)*	8,910	66,736
Upbound Group, Inc.	34,203	1,050,032
Urban Outfitters, Inc.*	33,560	1,377,638
Victoria’s Secret & Co.*	44,070	778,717
Warby Parker, Inc., Class A*	59,190	950,591
Winmark Corp.	1,500	528,945
Zumiez, Inc.*	13,720	267,266

		35,907,675

Textiles, Apparel & Luxury Goods (0.5%)
Figs, Inc., Class A*	64,300	342,719
G-III Apparel Group Ltd.*	24,300	657,801
Hanesbrands, Inc.*	188,060	927,136
Kontoor Brands, Inc.	33,420	2,210,733
Movado Group, Inc.	7,950	197,637
Oxford Industries, Inc.	8,800	881,320
Rocky Brands, Inc.	470	17,371
Steven Madden Ltd.	39,530	1,672,119

See Notes to Financial Statements.

1228

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Superior Group of Cos., Inc.	1,130	$21,368
Vera Bradley, Inc.*	5,710	35,745
Wolverine World Wide, Inc.	45,080	609,482

		7,573,431

Total Consumer Discretionary		137,456,219

Consumer Staples (2.7%)
Beverages (0.3%)
Duckhorn Portfolio, Inc. (The)*	27,340	194,114
MGP Ingredients, Inc.	8,470	630,168
National Beverage Corp.	17,070	874,667
Primo Water Corp.	84,590	1,849,137
Vita Coco Co., Inc. (The)*	20,150	561,178

		4,109,264

Consumer Staples Distribution & Retail (0.7%)
Andersons, Inc. (The)	16,309	808,927
Chefs’ Warehouse, Inc. (The)*	18,830	736,441
HF Foods Group, Inc.*	14,000	42,000
Ingles Markets, Inc., Class A	7,600	521,436
Natural Grocers by Vitamin Cottage, Inc.	15,110	320,332
PriceSmart, Inc.	13,622	1,106,107
SpartanNash Co.	16,870	316,481
Sprouts Farmers Market, Inc.*	56,790	4,751,051
United Natural Foods, Inc.*	28,688	375,813
Village Super Market, Inc., Class A	6,810	179,852
Weis Markets, Inc.	8,451	530,469

		9,688,909

Food Products (1.0%)
Alico, Inc.	2,680	69,439
B&G Foods, Inc.	41,590	336,047
Beyond Meat, Inc. (x)*	37,910	254,376
BRC, Inc., Class A (x)*	50,450	309,258
Calavo Growers, Inc.	8,040	182,508
Cal-Maine Foods, Inc.	21,964	1,342,220
Dole plc	38,210	467,690
Forafric Global plc (x)*	680	7,256
Fresh Del Monte Produce, Inc.	18,604	406,497
Hain Celestial Group, Inc. (The)*	69,090	477,412
J & J Snack Foods Corp.	8,703	1,413,106
John B Sanfilippo & Son, Inc.	4,740	460,586
Lancaster Colony Corp.	10,837	2,047,868
Lifeway Foods, Inc.*	1,970	25,157
Limoneira Co. (x)	2,720	56,603
Mama’s Creations, Inc.*	4,100	27,634
Mission Produce, Inc.*	19,870	196,316
Seneca Foods Corp., Class A*	7,960	456,904
Simply Good Foods Co. (The)*	55,530	2,006,299
SunOpta, Inc.*	75,190	406,026
TreeHouse Foods, Inc.*	27,000	989,280
Utz Brands, Inc.	38,520	640,973
Vital Farms, Inc.*	17,910	837,651
Westrock Coffee Co. (x)*	6,510	66,597
Whole Earth Brands, Inc.*	2,580	12,539
WK Kellogg Co.	36,840	606,386

		14,102,628

Household Products (0.3%)
Central Garden & Pet Co.*	1,440	55,440
Central Garden & Pet Co., Class A*	31,201	1,030,569
Energizer Holdings, Inc.	40,380	1,192,825
Oil-Dri Corp. of America	1,560	99,981
WD-40 Co.	7,647	1,679,587

		4,058,402

Personal Care Products (0.3%)
Beauty Health Co. (The)*	39,460	75,763
Edgewell Personal Care Co.	30,300	1,217,757
Herbalife Ltd.*	49,900	518,461
Honest Co., Inc. (The)*	7,260	21,199
Inter Parfums, Inc.	11,530	1,337,826
Medifast, Inc. (x)	14,600	318,572
Nature’s Sunshine Products, Inc.*	3,870	58,321
Nu Skin Enterprises, Inc., Class A	25,800	271,932
Olaplex Holdings, Inc.*	22,890	35,250
USANA Health Sciences, Inc.*	6,270	283,655
Veru, Inc.*	17,690	14,883
Waldencast plc, Class A*	3,870	13,893

		4,167,512

Tobacco (0.1%)
Ispire Technology, Inc.*	2,430	19,440
Turning Point Brands, Inc.	10,650	341,758
Universal Corp.	14,253	686,852
Vector Group Ltd.	78,308	827,716

		1,875,766

Total Consumer Staples		38,002,481

Energy (6.5%)
Energy Equipment & Services (2.7%)
Archrock, Inc.	86,700	1,753,074
Atlas Energy Solutions, Inc.	38,150	760,329
Borr Drilling Ltd. (x)	133,130	858,688
Bristow Group, Inc., Class A*	12,686	425,362
Cactus, Inc., Class A	39,750	2,096,415
ChampionX Corp.	107,900	3,583,359
Core Laboratories, Inc.	25,050	508,264
Diamond Offshore Drilling, Inc.*	50,400	780,696
DMC Global, Inc.*	14,950	215,579
Drilling Tools International Corp.*	380	2,136
Dril-Quip, Inc.*	21,800	405,480
Expro Group Holdings NV*	59,349	1,360,279
Forum Energy Technologies, Inc.*	1,530	25,796
Geospace Technologies Corp.*	910	8,172
Helix Energy Solutions Group, Inc.*	79,900	954,006
Helmerich & Payne, Inc.	54,700	1,976,858
Kodiak Gas Services, Inc.	11,320	308,583
Liberty Energy, Inc., Class A	91,360	1,908,510
Mammoth Energy Services, Inc. (x)*	2,390	7,839
Nabors Industries Ltd.*	3,600	256,176
Natural Gas Services Group, Inc.*	660	13,279
Newpark Resources, Inc.*	57,902	481,166
Noble Corp. plc (x)	64,233	2,868,003
Oceaneering International, Inc.*	55,500	1,313,130

See Notes to Financial Statements.

1229

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Oil States International, Inc.*	41,400	$183,816
Patterson-UTI Energy, Inc.	224,205	2,322,764
ProFrac Holding Corp., Class A (x)*	22,900	169,689
ProPetro Holding Corp.*	45,500	394,485
Ranger Energy Services, Inc., Class A	3,550	37,346
RPC, Inc.	37,300	233,125
SEACOR Marine Holdings, Inc.*	5,040	67,990
Seadrill Ltd.*	41,790	2,152,185
Select Water Solutions, Inc., Class A	51,240	548,268
Solaris Oilfield Infrastructure, Inc., Class A	29,170	250,279
TETRA Technologies, Inc.*	79,550	275,243
Tidewater, Inc.*	27,390	2,607,802
Transocean Ltd.*	409,580	2,191,253
US Silica Holdings, Inc.*	39,800	614,910
Valaris Ltd.*	35,250	2,626,125

		37,546,459

Oil, Gas & Consumable Fuels (3.8%)
Aemetis, Inc.*	4,550	13,695
Amplify Energy Corp.*	30,900	209,502
Ardmore Shipping Corp.	22,420	505,123
Berry Corp.	38,200	246,772
California Resources Corp.	37,280	1,984,042
Centrus Energy Corp., Class A*	6,460	276,165
Clean Energy Fuels Corp.*	90,259	240,992
CNX Resources Corp.*	87,250	2,120,175
Comstock Resources, Inc. (x)	47,600	494,088
CONSOL Energy, Inc.*	16,700	1,703,901
Crescent Energy Co., Class A (x)	53,750	636,937
CVR Energy, Inc.	19,190	513,716
Delek US Holdings, Inc.	33,827	837,556
DHT Holdings, Inc.	75,800	877,006
Diversified Energy Co. plc	26,390	356,001
Dorian LPG Ltd.	21,738	912,126
Empire Petroleum Corp.*	3,743	19,314
Encore Energy Corp.*	87,390	344,317
Energy Fuels, Inc. (x)*	75,100	455,106
Equitrans Midstream Corp.	244,060	3,167,899
Evolution Petroleum Corp.	9,440	49,749
Excelerate Energy, Inc., Class A	13,370	246,543
FLEX LNG Ltd. (x)	14,400	389,376
FutureFuel Corp.	31,490	161,544
Golar LNG Ltd.	55,400	1,736,790
Granite Ridge Resources, Inc.	16,390	103,749
Green Plains, Inc.*	35,780	567,471
Gulfport Energy Corp.*	7,280	1,099,280
Hallador Energy Co.*	14,810	115,074
HighPeak Energy, Inc.	19,650	276,279
International Seaways, Inc.	22,684	1,341,305
Jura Energy Corp.*	690	18
Kinetik Holdings, Inc., Class A	19,560	810,566
Kosmos Energy Ltd.*	262,740	1,455,580
Magnolia Oil & Gas Corp., Class A	97,980	2,482,813
Murphy Oil Corp.	80,100	3,303,324
NACCO Industries, Inc., Class A	1,540	42,612
NextDecade Corp. (x)*	64,930	515,544
Nordic American Tankers Ltd.	131,701	524,170

Northern Oil & Gas, Inc.	55,710	2,070,741
Overseas Shipholding Group, Inc., Class A	23,840	202,163
Par Pacific Holdings, Inc.*	29,560	746,390
PBF Energy, Inc., Class A	57,250	2,634,645
Peabody Energy Corp.	71,880	1,589,986
PrimeEnergy Resources Corp.*	120	12,762
REX American Resources Corp.*	9,900	451,341
Riley Exploration Permian, Inc.	7,320	207,229
Ring Energy, Inc. (x)*	142,680	241,129
Sable Offshore Corp.*	28,340	427,084
SandRidge Energy, Inc.	17,900	231,447
Scorpio Tankers, Inc.	25,930	2,107,850
SFL Corp. Ltd.	61,865	858,686
SilverBow Resources, Inc.*	17,060	645,380
Sitio Royalties Corp., Class A	43,125	1,018,181
SM Energy Co.	67,320	2,910,244
Talos Energy, Inc.*	74,430	904,324
Teekay Corp.*	38,510	345,435
Teekay Tankers Ltd., Class A	12,850	884,208
Uranium Energy Corp. (x)*	247,730	1,488,857
Ur-Energy, Inc.*	34,810	48,734
VAALCO Energy, Inc.	72,790	456,393
Verde Clean Fuels, Inc.*	460	1,904
Vital Energy, Inc. (x)*	16,060	719,809
Vitesse Energy, Inc.	13,700	324,690
W&T Offshore, Inc. (x)	78,444	167,870
World Kinect Corp.	37,600	970,080

		53,803,782

Total Energy		91,350,241

Financials (17.0%)
Banks (8.9%)
1st Source Corp.	8,822	473,036
ACNB Corp.	2,140	77,618
Amalgamated Financial Corp.	13,690	375,106
Amerant Bancorp, Inc., Class A	13,500	306,450
Ameris Bancorp	37,094	1,867,683
Ames National Corp. (x)	900	18,441
Arrow Financial Corp.	11,121	289,702
Associated Banc-Corp.	92,210	1,950,241
Atlantic Union Bankshares Corp.	48,604	1,596,641
Axos Financial, Inc.*	29,070	1,661,350
Banc of California, Inc.	73,407	938,141
BancFirst Corp.	14,000	1,227,800
Bancorp, Inc. (The)*	29,900	1,129,024
Bank First Corp. (x)	4,990	412,124
Bank of Hawaii Corp.	20,960	1,199,122
Bank of Marin Bancorp	11,690	189,261
Bank of NT Butterfield & Son Ltd. (The)	31,000	1,088,720
Bank7 Corp.	650	20,345
BankUnited, Inc.	43,400	1,270,318
Bankwell Financial Group, Inc.	1,210	30,698
Banner Corp.	17,800	883,592
Bar Harbor Bankshares	8,226	221,115
BayCom Corp. (x)	4,490	91,371
BCB Bancorp, Inc.	5,950	63,248
Berkshire Hills Bancorp, Inc.	25,770	587,556
Blue Foundry Bancorp*	9,380	85,077
Bridgewater Bancshares, Inc.*	12,880	149,537

See Notes to Financial Statements.

1230

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Brookline Bancorp, Inc.	42,080	$351,368
Burke & Herbert Financial Services Corp.	5,601	285,539
Business First Bancshares, Inc.	9,060	197,146
Byline Bancorp, Inc.	23,690	562,401
Cadence Bank	102,310	2,893,327
California Bancorp*	340	7,310
Cambridge Bancorp	3,610	249,090
Camden National Corp.	6,960	229,680
Capital Bancorp, Inc.	2,630	53,915
Capital City Bank Group, Inc.	6,860	195,098
Capitol Federal Financial, Inc.	78,900	433,161
Carter Bankshares, Inc.*	11,480	173,578
Cathay General Bancorp	39,097	1,474,739
Central Pacific Financial Corp.	15,110	320,332
Chemung Financial Corp.	450	21,600
ChoiceOne Financial Services, Inc. (x)	600	17,190
Citizens & Northern Corp.	7,952	142,261
Citizens Financial Services, Inc.	990	44,482
City Holding Co.	8,550	908,437
Civista Bancshares, Inc.	3,590	55,609
CNB Financial Corp.	11,360	231,858
Coastal Financial Corp.*	5,060	233,468
Colony Bankcorp, Inc.	3,600	44,100
Columbia Financial, Inc.*	18,780	281,137
Community Financial System, Inc.	28,302	1,336,137
Community Trust Bancorp, Inc.	6,595	287,938
Community West Bancshares	1,520	28,120
ConnectOne Bancorp, Inc.	15,300	289,017
CrossFirst Bankshares, Inc.*	19,510	273,530
Customers Bancorp, Inc.*	16,630	797,907
CVB Financial Corp.	76,087	1,311,740
Dime Community Bancshares, Inc.	17,832	363,773
Eagle Bancorp, Inc.	15,450	292,005
Eastern Bankshares, Inc.	93,258	1,303,747
Enterprise Bancorp, Inc.	6,870	170,926
Enterprise Financial Services Corp.	24,977	1,021,809
Equity Bancshares, Inc., Class A	8,680	305,536
Esquire Financial Holdings, Inc.	3,170	150,892
ESSA Bancorp, Inc.	830	14,600
Farmers & Merchants Bancorp, Inc.	5,480	127,246
Farmers National Banc Corp.	17,900	223,571
FB Financial Corp.	19,016	742,194
Fidelity D&D Bancorp, Inc. (x)	320	14,016
Financial Institutions, Inc.	10,860	209,815
First Bancorp (Nasdaq Stock Exchange)	19,950	636,804
First Bancorp (New York Stock Exchange)	98,900	1,808,881
First Bancorp, Inc. (The)	6,289	156,282
First Bancshares, Inc. (The)	23,460	609,491
First Bank	2,830	36,054
First Busey Corp.	29,559	715,623
First Business Financial Services, Inc.	1,490	55,115
First Commonwealth Financial Corp.	51,413	710,014
First Community Bankshares, Inc.	7,920	291,773

First Financial Bancorp	54,043	1,200,835
First Financial Bankshares, Inc.	73,748	2,177,778
First Financial Corp.	6,050	223,124
First Financial Northwest, Inc.	250	5,282
First Foundation, Inc.	42,820	280,471
First Internet Bancorp	510	13,780
First Interstate BancSystem, Inc., Class A	44,206	1,227,601
First Merchants Corp.	32,747	1,090,148
First Mid Bancshares, Inc.	18,070	594,142
First of Long Island Corp. (The)	17,525	175,600
First Western Financial, Inc.*	1,400	23,800
Five Star Bancorp	5,450	128,892
Flushing Financial Corp.	18,132	238,436
FS Bancorp, Inc.	580	21,141
Fulton Financial Corp.	100,340	1,703,773
FVCBankcorp, Inc.*	3,565	38,930
German American Bancorp, Inc.	16,000	565,600
Glacier Bancorp, Inc.	63,978	2,387,659
Great Southern Bancorp, Inc.	4,510	250,801
Greene County Bancorp, Inc. (x)	4,600	155,066
Guaranty Bancshares, Inc.	4,530	142,876
Hancock Whitney Corp.	49,287	2,357,397
Hanmi Financial Corp.	14,880	248,794
HarborOne Bancorp, Inc.	23,234	258,594
HBT Financial, Inc.	7,490	152,946
Heartland Financial USA, Inc.	23,810	1,058,354
Heritage Commerce Corp.	30,500	265,350
Heritage Financial Corp.	26,162	471,701
Hilltop Holdings, Inc.	25,900	810,152
Hingham Institution For Savings (The) (x)	1,210	216,445
Home Bancorp, Inc.	5,130	205,251
Home BancShares, Inc.	102,081	2,445,861
HomeStreet, Inc.	24,080	274,512
HomeTrust Bancshares, Inc.	9,150	274,774
Hope Bancorp, Inc.	74,114	795,984
Horizon Bancorp, Inc.	22,540	278,820
Independent Bank Corp.	12,440	335,880
Independent Bank Corp./MA	25,437	1,290,165
Independent Bank Group, Inc.	18,155	826,416
International Bancshares Corp.	31,590	1,807,264
Investar Holding Corp.	350	5,390
John Marshall Bancorp, Inc.	3,580	62,435
Kearny Financial Corp.	54,331	334,136
Lakeland Financial Corp.	13,900	855,128
LCNB Corp. (x)	1,200	16,692
LINKBANCORP, Inc.	540	3,305
Live Oak Bancshares, Inc.	17,600	617,056
Macatawa Bank Corp.	18,110	264,406
Mercantile Bank Corp.	7,330	297,378
Metrocity Bankshares, Inc.	8,110	214,104
Metropolitan Bank Holding Corp.*	13,310	560,218
Mid Penn Bancorp, Inc.	5,720	125,554
Middlefield Banc Corp.	640	15,392
Midland States Bancorp, Inc.	10,810	244,846
MidWestOne Financial Group, Inc.	9,230	207,583
MVB Financial Corp.	4,560	84,998
National Bank Holdings Corp., Class A	23,100	902,055

See Notes to Financial Statements.

1231

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

National Bankshares, Inc. (x)	750	$21,210
NB Bancorp, Inc.*	21,860	329,649
NBT Bancorp, Inc.	24,682	952,725
New York Community Bancorp, Inc.	427,270	1,375,809
Nicolet Bankshares, Inc.	6,200	514,848
Northeast Bank	3,630	220,922
Northeast Community Bancorp, Inc.	2,350	41,877
Northfield Bancorp, Inc.	20,943	198,540
Northrim Bancorp, Inc.	790	45,536
Northwest Bancshares, Inc.	65,110	752,020
Norwood Financial Corp. (x)	720	18,274
Oak Valley Bancorp	750	18,727
OceanFirst Financial Corp.	33,679	535,159
OFG Bancorp	24,000	898,800
Old National Bancorp	185,772	3,193,421
Old Second Bancorp, Inc.	18,550	274,725
Orange County Bancorp, Inc.	470	24,854
Origin Bancorp, Inc.	15,590	494,515
Orrstown Financial Services, Inc. (x)	1,910	52,258
Pacific Premier Bancorp, Inc.	61,533	1,413,413
Park National Corp.	7,748	1,102,850
Parke Bancorp, Inc.	1,920	33,408
Pathward Financial, Inc.	13,950	789,152
PCB Bancorp	3,780	61,538
Peapack-Gladstone Financial Corp.	9,150	207,247
Peoples Bancorp of North Carolina, Inc.	190	5,548
Peoples Bancorp, Inc.	17,308	519,240
Peoples Financial Services Corp.	4,420	201,287
Pioneer Bancorp, Inc.*	850	8,508
Plumas Bancorp	480	17,270
Ponce Financial Group, Inc.*	2,460	22,484
Preferred Bank	6,900	520,881
Premier Financial Corp.	19,333	395,553
Primis Financial Corp.	12,800	134,144
Princeton Bancorp, Inc.	500	16,550
Provident Bancorp, Inc.*	610	6,216
Provident Financial Services, Inc.	66,133	949,009
QCR Holdings, Inc.	12,600	756,000
RBB Bancorp	8,140	153,113
Red River Bancshares, Inc.	1,920	92,141
Renasant Corp.	32,481	991,970
Republic Bancorp, Inc., Class A	4,860	260,545
S&T Bancorp, Inc.	21,157	706,432
Sandy Spring Bancorp, Inc.	26,748	651,581
Seacoast Banking Corp. of Florida	45,019	1,064,249
ServisFirst Bancshares, Inc.	29,930	1,891,277
Shore Bancshares, Inc.	8,175	93,604
Sierra Bancorp	9,296	208,044
Simmons First National Corp., Class A	79,689	1,400,933
SmartFinancial, Inc.	5,700	134,919
South Plains Financial, Inc.	5,790	156,330
Southern California Bancorp*	630	8,486
Southern First Bancshares, Inc.*	4,490	131,288
Southern Missouri Bancorp, Inc.	5,880	264,659
Southern States Bancshares, Inc.	860	23,340

Southside Bancshares, Inc.	16,189	446,978
SouthState Corp.	42,716	3,264,357
Stellar Bancorp, Inc.	24,904	571,796
Sterling Bancorp, Inc.*	3,930	20,554
Stock Yards Bancorp, Inc.	14,850	737,600
Texas Capital Bancshares, Inc.*	24,700	1,510,158
Third Coast Bancshares, Inc.*	3,080	65,512
Timberland Bancorp, Inc.	650	17,609
Tompkins Financial Corp.	8,400	410,760
Towne Bank	43,921	1,197,726
TriCo Bancshares	22,112	874,972
Triumph Financial, Inc.*	12,300	1,005,525
TrustCo Bank Corp.	7,630	219,515
Trustmark Corp.	38,880	1,167,955
UMB Financial Corp.	25,618	2,137,054
United Bankshares, Inc.	74,254	2,408,800
United Community Banks, Inc.	72,720	1,851,451
Unity Bancorp, Inc.	2,220	65,645
Univest Financial Corp.	12,265	280,010
USCB Financial Holdings, Inc.	2,670	34,256
Valley National Bancorp	242,366	1,691,715
Veritex Holdings, Inc.	29,970	632,067
Virginia National Bankshares Corp.	900	29,520
WaFd, Inc.	37,927	1,083,954
Washington Trust Bancorp, Inc.	9,420	258,202
WesBanco, Inc.	31,167	869,871
West Bancorp, Inc.	10,020	179,358
Westamerica Bancorp	14,274	692,717
WSFS Financial Corp.	35,045	1,647,115

		124,455,600

Capital Markets (1.6%)
AlTi Global, Inc. (x)*	9,280	48,349
Artisan Partners Asset Management, Inc., Class A	38,790	1,600,863
AssetMark Financial Holdings, Inc.*	10,000	345,500
B Riley Financial, Inc. (x)	10,374	182,997
BGC Group, Inc., Class A	227,310	1,886,673
Brightsphere Investment Group, Inc.	16,700	370,239
Cohen & Steers, Inc.	17,779	1,290,044
Diamond Hill Investment Group, Inc.	1,313	184,805
Donnelley Financial Solutions, Inc.*	15,900	947,958
Forge Global Holdings, Inc.*	41,100	60,006
GCM Grosvenor, Inc., Class A	22,180	216,477
Hamilton Lane, Inc., Class A	21,570	2,665,621
MarketWise, Inc.	13,320	15,451
Moelis & Co., Class A	37,800	2,149,308
Open Lending Corp.*	54,100	301,878
P10, Inc., Class A	23,400	198,432
Patria Investments Ltd., Class A	29,050	350,343
Perella Weinberg Partners, Class A	27,020	439,075
Piper Sandler Cos.	9,280	2,135,978
PJT Partners, Inc., Class A	12,900	1,392,039
Silvercrest Asset Management Group, Inc., Class A	2,430	37,884
StepStone Group, Inc., Class A	29,760	1,365,686

See Notes to Financial Statements.

1232

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

StoneX Group, Inc.*	15,380	$1,158,268
Value Line, Inc.	950	40,916
Victory Capital Holdings, Inc., Class A	23,100	1,102,563
Virtus Investment Partners, Inc.	4,078	921,016
WisdomTree, Inc.	72,380	717,286

		22,125,655

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	5,960	167,953
Bread Financial Holdings, Inc.	31,470	1,402,303
Consumer Portfolio Services, Inc. (x)*	3,590	35,182
Encore Capital Group, Inc.*	15,700	655,161
Enova International, Inc.*	16,213	1,009,259
FirstCash Holdings, Inc.	21,975	2,304,738
Green Dot Corp., Class A (x)*	32,600	308,070
LendingClub Corp.*	49,700	420,462
LendingTree, Inc.*	10,670	443,765
Medallion Financial Corp.	870	6,681
Moneylion, Inc.*	4,770	350,786
Navient Corp.	41,980	611,229
Nelnet, Inc., Class A	7,749	781,564
NerdWallet, Inc., Class A*	26,790	391,134
OppFi, Inc.	9,400	31,866
PRA Group, Inc.*	29,048	571,084
PROG Holdings, Inc.	24,740	857,983
Regional Management Corp.	6,580	189,109
Upstart Holdings, Inc. (x)*	50,340	1,187,521
World Acceptance Corp.*	2,481	306,602

		12,032,452

Financial Services (2.8%)
Acacia Research Corp.*	14,440	72,344
Alerus Financial Corp.	7,350	144,133
A-Mark Precious Metals, Inc.	10,710	346,683
AvidXchange Holdings, Inc.*	97,600	1,177,056
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	456,354
Burford Capital Ltd.	112,530	1,468,517
Cannae Holdings, Inc.	35,390	641,975
Cantaloupe, Inc.*	29,220	192,852
Cass Information Systems, Inc.	7,978	319,678
Compass Diversified Holdings	37,420	819,124
Enact Holdings, Inc.	24,210	742,279
Essent Group Ltd.	58,610	3,293,296
Evertec, Inc.	38,100	1,266,825
Federal Agricultural Mortgage Corp., Class C	4,850	876,977
Flywire Corp.*	67,814	1,111,471
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (x)	68,110	2,016,056
I3 Verticals, Inc., Class A*	10,990	242,659
International Money Express, Inc.*	26,040	542,674
Jackson Financial, Inc., Class A	42,710	3,171,645
Marqeta, Inc., Class A*	261,860	1,434,993
Merchants Bancorp	8,510	344,995
Mr Cooper Group, Inc.*	36,588	2,972,043
NCR Atleos Corp.*	40,520	1,094,850
NewtekOne, Inc.	14,380	180,757
NMI Holdings, Inc., Class A*	46,600	1,586,264

Onity Group, Inc.*	870	20,863
Pagseguro Digital Ltd., Class A*	106,100	1,240,309
Payoneer Global, Inc.*	159,060	881,192
Paysafe Ltd.*	20,549	363,306
Paysign, Inc.*	8,000	34,480
PennyMac Financial Services, Inc.	16,610	1,571,306
Priority Technology Holdings, Inc.*	2,520	13,306
Radian Group, Inc.	84,100	2,615,510
Remitly Global, Inc.*	81,452	987,198
Repay Holdings Corp., Class A*	43,900	463,584
Sezzle, Inc.*	920	81,162
StoneCo Ltd., Class A*	155,530	1,864,805
SWK Holdings Corp. (x)*	650	11,044
Velocity Financial, Inc. (x)*	2,400	43,032
Walker & Dunlop, Inc.	18,045	1,772,019
Waterstone Financial, Inc.	15,020	192,106

		38,671,722

Insurance (1.8%)
Ambac Financial Group, Inc.*	19,600	251,272
American Coastal Insurance Corp. (x)*	13,050	137,677
AMERISAFE, Inc.	11,000	482,790
Baldwin Insurance Group, Inc. (The), Class A*	36,980	1,311,681
CNO Financial Group, Inc.	60,901	1,688,176
Crawford & Co., Class A	7,660	66,182
Donegal Group, Inc., Class A	13,594	175,091
Employers Holdings, Inc.	13,611	580,237
Enstar Group Ltd.*	7,118	2,175,973
F&G Annuities & Life, Inc.	14,820	563,901
Fidelis Insurance Holdings Ltd.	32,400	528,444
Genworth Financial, Inc., Class A*	240,810	1,454,492
GoHealth, Inc., Class A*	860	8,359
Goosehead Insurance, Inc., Class A*	11,610	666,878
Greenlight Capital Re Ltd., Class A*	18,493	242,258
Hamilton Insurance Group Ltd., Class B*	6,030	100,399
HCI Group, Inc.	5,000	460,850
Heritage Insurance Holdings, Inc.*	2,890	20,461
Hippo Holdings, Inc. (x)*	15,301	263,024
Horace Mann Educators Corp.	23,137	754,729
Investors Title Co.	1,050	189,136
James River Group Holdings Ltd.	25,290	195,492
Kingsway Financial Services, Inc. (x)*	4,390	36,174
Lemonade, Inc. (x)*	35,950	593,175
Maiden Holdings Ltd. (x)*	5,200	10,712
MBIA, Inc. (x)	33,200	182,268
Mercury General Corp.	13,500	717,390
National Western Life Group, Inc., Class A	1,100	546,634
NI Holdings, Inc.*	1,760	26,928
Oscar Health, Inc., Class A*	109,190	1,727,386
Palomar Holdings, Inc.*	12,600	1,022,490
ProAssurance Corp.*	29,900	365,378
Root, Inc., Class A*	2,880	148,637
Safety Insurance Group, Inc.	8,375	628,376

See Notes to Financial Statements.

1233

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Selective Insurance Group, Inc.	35,822	$3,361,178
Selectquote, Inc.*	130,367	359,813
SiriusPoint Ltd.*	55,380	675,636
Skyward Specialty Insurance Group, Inc.*	20,860	754,715
Stewart Information Services Corp.	15,197	943,430
Tiptree, Inc., Class A	15,240	251,308
Trupanion, Inc. (x)*	19,900	585,060
United Fire Group, Inc.	10,044	215,846
Universal Insurance Holdings, Inc.	15,660	293,782

		25,763,818

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AFC Gamma, Inc. (REIT)	14,990	182,878
AG Mortgage Investment Trust, Inc. (REIT)	1,920	12,749
Angel Oak Mortgage REIT, Inc. (REIT)	6,100	79,910
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	846,903
Arbor Realty Trust, Inc. (REIT) (x)	113,160	1,623,846
Ares Commercial Real Estate Corp. (REIT) (x)	28,460	189,259
ARMOUR Residential REIT, Inc. (REIT) (x)	26,300	509,694
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	97,510	1,698,624
BrightSpire Capital, Inc. (REIT), Class A	102,580	584,706
Chicago Atlantic Real Estate Finance, Inc. (REIT)	8,500	130,560
Chimera Investment Corp. (REIT)	57,813	740,006
Claros Mortgage Trust, Inc. (REIT)	46,400	372,128
Dynex Capital, Inc. (REIT)	29,200	348,648
Ellington Financial, Inc. (REIT) (x)	40,210	485,737
Franklin BSP Realty Trust, Inc. (REIT)	42,443	534,782
Granite Point Mortgage Trust, Inc. (REIT)	60,000	178,200
Invesco Mortgage Capital, Inc. (REIT) (x)	31,679	296,832
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	236,205
Ladder Capital Corp. (REIT)	65,148	735,521
MFA Financial, Inc. (REIT)	65,875	700,910
New York Mortgage Trust, Inc. (REIT)	54,250	316,820
Nexpoint Real Estate Finance, Inc. (REIT)	6,240	85,613
Orchid Island Capital, Inc. (REIT) (x)	25,909	216,081
PennyMac Mortgage Investment Trust (REIT)	50,745	697,744
Ready Capital Corp. (REIT) (x)	85,589	700,118
Redwood Trust, Inc. (REIT)	97,471	632,587
Seven Hills Realty Trust (REIT)	580	7,354
TPG RE Finance Trust, Inc. (REIT)	37,150	320,976
Two Harbors Investment Corp. (REIT)	67,000	885,070

		14,350,461

Total Financials		237,399,708

Health Care (17.1%)
Biotechnology (8.6%)
2seventy bio, Inc. (x)*	33,223	127,909
4D Molecular Therapeutics, Inc.*	27,980	587,300
89bio, Inc.*	33,010	264,410
Absci Corp.*	17,630	54,300
ACADIA Pharmaceuticals, Inc.*	62,200	1,010,750
ACELYRIN, Inc.*	32,100	141,561
Achieve Life Sciences, Inc.*	2,130	10,011
Acrivon Therapeutics, Inc. (x)*	3,290	19,082
Actinium Pharmaceuticals, Inc.*	3,870	28,638
Acumen Pharmaceuticals, Inc.*	4,050	9,801
ADC Therapeutics SA*	7,340	23,194
ADMA Biologics, Inc.*	139,070	1,554,803
Adverum Biotechnologies, Inc.*	1,800	12,348
Aerovate Therapeutics, Inc. (x)*	37,750	62,665
Agenus, Inc.*	14,683	245,940
Agios Pharmaceuticals, Inc.*	32,000	1,379,840
Akebia Therapeutics, Inc.*	25,880	26,398
Akero Therapeutics, Inc.*	44,770	1,050,304
Aldeyra Therapeutics, Inc.*	25,650	84,901
Alector, Inc.*	44,150	200,441
Alkermes plc*	94,840	2,285,644
Allogene Therapeutics, Inc. (x)*	81,991	191,039
Altimmune, Inc. (x)*	67,070	446,015
ALX Oncology Holdings, Inc.*	37,850	228,235
Amicus Therapeutics, Inc.*	164,780	1,634,618
AnaptysBio, Inc.*	14,000	350,840
Anavex Life Sciences Corp. (x)*	45,920	193,782
Anika Therapeutics, Inc.*	11,100	281,163
Annexon, Inc.*	76,180	373,282
Apogee Therapeutics, Inc.*	22,120	870,422
Applied Therapeutics, Inc.*	10,090	47,120
Arbutus Biopharma Corp. (x)*	79,900	246,891
Arcellx, Inc.*	24,210	1,336,150
Arcturus Therapeutics Holdings, Inc.*	12,200	297,070
Arcus Biosciences, Inc.*	25,900	394,457
Arcutis Biotherapeutics, Inc. (x)*	59,660	554,838
Ardelyx, Inc.*	158,280	1,172,855
ArriVent Biopharma, Inc. (x)*	1,040	19,292
Arrowhead Pharmaceuticals, Inc.*	73,090	1,899,609
ARS Pharmaceuticals, Inc. (x)*	46,270	393,758
Astria Therapeutics, Inc.*	26,650	242,515
Atossa Therapeutics, Inc.*	8,690	10,341
Aura Biosciences, Inc.*	12,680	95,861
Aurinia Pharmaceuticals, Inc.*	67,600	385,996
Avid Bioservices, Inc.*	33,750	240,975
Avidity Biosciences, Inc.*	56,760	2,318,646
Avita Medical, Inc. (x)*	8,220	65,102
Beam Therapeutics, Inc.*	43,630	1,022,251
BioCryst Pharmaceuticals, Inc.*	139,430	861,677
Biohaven Ltd.*	42,170	1,463,721
Biomea Fusion, Inc. (x)*	45,820	206,190
Black Diamond Therapeutics, Inc.*	5,780	26,935
Bluebird Bio, Inc. (x)*	172,800	170,070
Blueprint Medicines Corp.*	35,310	3,805,712
Boundless Bio, Inc.*	1,160	4,489
Bridgebio Pharma, Inc.*	78,941	1,999,576
C4 Therapeutics, Inc.*	17,510	80,896
Cabaletta Bio, Inc.*	31,460	235,321
Candel Therapeutics, Inc.*	5,330	33,046
Capricor Therapeutics, Inc.*	3,690	17,601

See Notes to Financial Statements.

1234

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Cardiff Oncology, Inc.*	5,190	$11,522
CareDx, Inc.*	34,930	542,463
Cargo Therapeutics, Inc.*	13,780	226,268
Caribou Biosciences, Inc.*	93,520	153,373
Cartesian Therapeutics, Inc. (x)*	1,348	36,409
Catalyst Pharmaceuticals, Inc.*	59,820	926,612
Celcuity, Inc.*	5,520	90,418
Celldex Therapeutics, Inc.*	36,270	1,342,353
Century Therapeutics, Inc. (x)*	11,090	28,279
CervoMed, Inc.*	670	11,470
CG oncology, Inc. (x)*	12,440	392,731
Cibus, Inc., Class A*	1,860	18,321
Cogent Biosciences, Inc.*	39,700	334,671
Coherus Biosciences, Inc. (x)*	107,080	185,248
Compass Therapeutics, Inc.*	10,080	10,080
Corbus Pharmaceuticals Holdings, Inc.*	3,030	137,107
Crinetics Pharmaceuticals, Inc.*	43,700	1,957,323
Cullinan Therapeutics, Inc.*	20,670	360,485
Cytokinetics, Inc.*	62,730	3,398,711
Day One Biopharmaceuticals, Inc.*	33,500	461,630
Denali Therapeutics, Inc.*	69,810	1,620,988
Design Therapeutics, Inc.*	27,530	92,225
Dianthus Therapeutics, Inc.*	13,420	347,310
Disc Medicine, Inc.*	12,510	563,826
Dynavax Technologies Corp.*	69,210	777,228
Dyne Therapeutics, Inc.*	45,320	1,599,343
Editas Medicine, Inc.*	58,650	273,895
Elevation Oncology, Inc.*	4,590	12,393
Eliem Therapeutics, Inc.*	1,190	8,461
Enanta Pharmaceuticals, Inc.*	20,030	259,789
Entrada Therapeutics, Inc.*	5,230	74,528
Erasca, Inc.*	84,090	198,452
Fate Therapeutics, Inc.*	68,410	224,385
Fennec Pharmaceuticals, Inc. (x)*	2,420	14,786
Fibrobiologics, Inc.*	3,500	17,465
Foghorn Therapeutics, Inc.*	7,920	45,540
G1 Therapeutics, Inc.*	11,170	25,468
Galectin Therapeutics, Inc.*	1,350	3,051
Generation Bio Co.*	45,767	129,063
Geron Corp.*	323,381	1,371,135
Greenwich Lifesciences, Inc.*	380	6,559
Gyre Therapeutics, Inc.*	540	6,442
Halozyme Therapeutics, Inc.*	71,935	3,766,517
Heron Therapeutics, Inc. (x)*	106,560	372,960
HilleVax, Inc. (x)*	12,930	186,968
Humacyte, Inc. (x)*	36,110	173,328
Ideaya Biosciences, Inc.*	41,980	1,473,918
IGM Biosciences, Inc. (x)*	20,990	144,201
ImmunityBio, Inc. (x)*	70,880	447,962
Immunome, Inc.*	28,870	349,327
Immunovant, Inc.*	29,060	767,184
Inhibrx Biosciences, Inc.*	8,580	121,579
Inmune Bio, Inc.*	1,280	11,290
Inovio Pharmaceuticals, Inc.*	2,630	21,250
Inozyme Pharma, Inc. (x)*	16,900	75,374
Insmed, Inc.*	87,230	5,844,410
Intellia Therapeutics, Inc.*	54,100	1,210,758
Invivyd, Inc.*	3,550	3,905
Iovance Biotherapeutics, Inc.*	160,420	1,286,568

Ironwood Pharmaceuticals, Inc., Class A*	68,900	449,228
iTeos Therapeutics, Inc.*	18,730	277,953
Janux Therapeutics, Inc.*	14,050	588,554
Jasper Therapeutics, Inc.*	1,040	23,608
KalVista Pharmaceuticals, Inc. (x)*	23,890	281,424
Keros Therapeutics, Inc.*	16,550	756,335
Kiniksa Pharmaceuticals International plc, Class A*	23,300	435,011
Kodiak Sciences, Inc.*	37,670	88,524
Korro Bio, Inc.*	820	27,773
Krystal Biotech, Inc.*	13,930	2,558,105
Kura Oncology, Inc.*	37,730	776,861
Kymera Therapeutics, Inc.*	21,800	650,730
Kyverna Therapeutics, Inc.*	9,430	70,725
Larimar Therapeutics, Inc. (x)*	7,820	56,695
LENZ Therapeutics, Inc. (x)	2,388	41,289
Lexeo Therapeutics, Inc.*	4,250	68,170
Lexicon Pharmaceuticals, Inc. (x)*	156,281	262,552
Lineage Cell Therapeutics, Inc. (x)*	19,440	19,388
Lyell Immunopharma, Inc. (x)*	123,389	178,914
MacroGenics, Inc.*	50,390	214,157
Madrigal Pharmaceuticals, Inc.*	9,850	2,759,576
MannKind Corp.*	148,910	777,310
MeiraGTx Holdings plc*	27,250	114,723
Mersana Therapeutics, Inc.*	97,680	196,337
Metagenomi, Inc.*	760	3,101
MiMedx Group, Inc.*	64,300	445,599
Mineralys Therapeutics, Inc.*	14,110	165,087
Mirum Pharmaceuticals, Inc.*	22,030	753,206
Monte Rosa Therapeutics, Inc.*	20,980	78,465
Morphic Holding, Inc.*	20,390	694,687
Myriad Genetics, Inc.*	46,890	1,146,929
Neurogene, Inc.*	1,000	36,390
Nkarta, Inc.*	43,910	259,508
Novavax, Inc. (x)*	79,330	1,004,318
Nurix Therapeutics, Inc.*	33,980	709,163
Nuvalent, Inc., Class A*	17,940	1,360,928
Ocugen, Inc.*	49,910	77,360
Olema Pharmaceuticals, Inc.*	26,880	290,842
Organogenesis Holdings, Inc., Class A*	87,450	244,860
ORIC Pharmaceuticals, Inc.*	16,970	119,978
Outlook Therapeutics, Inc. (x)*	6,135	45,276
Ovid therapeutics, Inc.*	24,480	18,830
PDL BioPharma, Inc. (r)*	111,727	—
PepGen, Inc.*	10,510	167,740
Perspective Therapeutics, Inc.*	9,540	95,114
Poseida Therapeutics, Inc., Class A*	15,650	45,698
Praxis Precision Medicines, Inc.*	9,680	400,365
Precigen, Inc. (x)*	139,660	220,663
Prelude Therapeutics, Inc.*	1,380	5,258
Prime Medicine, Inc. (x)*	36,700	188,638
ProKidney Corp., Class A (x)*	29,620	72,865
Protagonist Therapeutics, Inc.*	37,170	1,287,940
Prothena Corp. plc*	20,790	429,106
PTC Therapeutics, Inc.*	46,970	1,436,343
Puma Biotechnology, Inc.*	3,240	10,562
Pyxis Oncology, Inc.*	4,490	14,862
Q32 Bio, Inc.*	580	10,411

See Notes to Financial Statements.

1235

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

RAPT Therapeutics, Inc.*	24,250	$73,963
Recursion Pharmaceuticals, Inc., Class A (x)*	116,081	870,608
REGENXBIO, Inc.*	22,900	267,930
Regulus Therapeutics, Inc.*	13,440	23,990
Relay Therapeutics, Inc.*	66,980	436,710
Renovaro, Inc.*	12,630	22,102
Replimune Group, Inc.*	24,930	224,370
REVOLUTION Medicines, Inc.*	85,566	3,320,816
Rhythm Pharmaceuticals, Inc.*	34,250	1,406,305
Rigel Pharmaceuticals, Inc.*	23,844	195,998
Rocket Pharmaceuticals, Inc.*	36,950	795,534
Sage Therapeutics, Inc.*	26,300	285,618
Sana Biotechnology, Inc. (x)*	62,800	342,888
Savara, Inc. (x)*	42,290	170,429
Scholar Rock Holding Corp.*	30,820	256,731
Sera Prognostics, Inc., Class A*	1,670	9,886
Shattuck Labs, Inc.*	3,620	13,973
Skye Bioscience, Inc.*	3,020	24,190
Soleno Therapeutics, Inc.*	12,350	503,880
Solid Biosciences, Inc.*	5,200	29,484
SpringWorks Therapeutics, Inc.*	36,610	1,379,099
Spyre Therapeutics, Inc.*	19,440	457,034
Stoke Therapeutics, Inc.*	22,610	305,461
Summit Therapeutics, Inc. (x)*	62,590	488,202
Sutro Biopharma, Inc.*	61,610	180,517
Syndax Pharmaceuticals, Inc.*	44,110	905,578
Tango Therapeutics, Inc. (x)*	30,560	262,205
Taysha Gene Therapies, Inc.*	35,590	79,722
Tenaya Therapeutics, Inc. (x)*	30,690	95,139
Tevogen Bio Holdings, Inc.*	3,330	2,408
TG Therapeutics, Inc.*	86,120	1,532,075
Tourmaline Bio, Inc.	3,090	39,737
Travere Therapeutics, Inc. (x)*	38,900	319,758
TScan Therapeutics, Inc.*	2,430	14,216
Twist Bioscience Corp.*	30,922	1,523,836
Tyra Biosciences, Inc. (x)*	10,230	163,578
UroGen Pharma Ltd.*	18,000	302,040
Vanda Pharmaceuticals, Inc.*	65,200	368,380
Vaxcyte, Inc.*	61,309	4,629,443
Vera Therapeutics, Inc., Class A*	21,440	775,699
Veracyte, Inc.*	47,090	1,020,440
Verastem, Inc.*	6,940	20,681
Vericel Corp.*	25,460	1,168,105
Verve Therapeutics, Inc. (x)*	35,220	171,874
Vir Biotechnology, Inc.*	44,720	398,008
Viridian Therapeutics, Inc.*	35,140	457,171
Voyager Therapeutics, Inc.*	12,960	102,514
Werewolf Therapeutics, Inc.*	3,190	7,784
X4 Pharmaceuticals, Inc.*	45,660	26,483
XBiotech, Inc.*	1,290	6,631
Xencor, Inc.*	32,400	613,332
XOMA Corp.*	660	15,635
Y-mAbs Therapeutics, Inc. (x)*	33,730	407,458
Zentalis Pharmaceuticals, Inc.*	50,864	208,034
Zura Bio Ltd., Class A (x)*	11,200	39,200
Zymeworks, Inc.*	24,460	208,155

		119,438,973

Health Care Equipment & Supplies (3.5%)
Accuray, Inc.*	15,010	27,318
Alphatec Holdings, Inc.*	51,000	532,950

AngioDynamics, Inc.*	35,660	215,743
Artivion, Inc.*	29,338	752,520
AtriCure, Inc.*	27,900	635,283
Atrion Corp.	900	407,187
Avanos Medical, Inc.*	26,400	525,888
Axogen, Inc.*	30,540	221,110
Axonics, Inc.*	28,610	1,923,450
Bioventus, Inc., Class A*	3,820	21,965
Cerus Corp.*	106,050	186,648
CONMED Corp.	15,887	1,101,287
CVRx, Inc. (x)*	7,480	89,685
Embecta Corp.	28,900	361,250
Fractyl Health, Inc.*	1,870	7,985
Glaukos Corp.*	27,482	3,252,495
Haemonetics Corp.*	28,180	2,331,331
ICU Medical, Inc.*	12,040	1,429,750
Inari Medical, Inc.*	27,679	1,332,744
Inmode Ltd.*	41,380	754,771
Inogen, Inc.*	23,140	188,128
Integer Holdings Corp.*	19,988	2,314,411
Integra LifeSciences Holdings Corp.*	38,490	1,121,599
iRadimed Corp.	5,600	246,064
iRhythm Technologies, Inc.*	17,560	1,890,158
Lantheus Holdings, Inc.*	40,230	3,230,067
LeMaitre Vascular, Inc.	11,390	937,169
LivaNova plc*	30,630	1,679,137
Merit Medical Systems, Inc.*	32,137	2,762,175
Neogen Corp.*	122,523	1,915,034
NeuroPace, Inc.*	870	6,577
Nevro Corp.*	24,890	209,574
Novocure Ltd.*	59,800	1,024,374
Omnicell, Inc.*	23,355	632,220
OraSure Technologies, Inc.*	69,086	294,306
Orchestra BioMed Holdings, Inc. (x)*	5,190	42,298
Orthofix Medical, Inc.*	18,534	245,761
OrthoPediatrics Corp.*	7,650	220,014
Paragon 28, Inc.*	33,030	225,925
PROCEPT BioRobotics Corp.*	26,350	1,609,721
Pulmonx Corp.*	22,990	145,757
Pulse Biosciences, Inc. (x)*	3,850	43,081
RxSight, Inc.*	19,100	1,149,247
Sanara Medtech, Inc. (x)*	510	14,392
Semler Scientific, Inc. (x)*	6,900	237,360
SI-BONE, Inc.*	36,700	474,531
Sight Sciences, Inc.*	17,370	115,858
Silk Road Medical, Inc.*	28,550	771,992
STAAR Surgical Co.*	30,780	1,465,436
Stereotaxis, Inc.*	2,890	5,260
Surmodics, Inc.*	8,721	366,631
Tactile Systems Technology, Inc.*	24,000	286,560
Tandem Diabetes Care, Inc.*	36,370	1,465,347
TransMedics Group, Inc.*	18,030	2,715,679
Treace Medical Concepts, Inc.*	35,850	238,403
UFP Technologies, Inc.*	4,870	1,285,047
Utah Medical Products, Inc.	2,750	183,728
Varex Imaging Corp.*	21,700	319,641
Zimvie, Inc.*	16,930	308,972
Zynex, Inc. (x)*	25,600	238,592

		48,737,586

See Notes to Financial Statements.

1236

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (2.9%)
Accolade, Inc.*	39,296	$140,680
AdaptHealth Corp., Class A*	57,167	571,670
Addus HomeCare Corp.*	8,410	976,485
agilon health, Inc.*	173,240	1,132,989
AirSculpt Technologies, Inc. (x)*	18,110	72,440
Alignment Healthcare, Inc.*	76,150	595,493
AMN Healthcare Services, Inc.*	22,500	1,152,675
Astrana Health, Inc.*	23,200	940,992
Aveanna Healthcare Holdings, Inc.*	31,300	86,388
BrightSpring Health Services, Inc. (x)*	28,960	328,986
Brookdale Senior Living, Inc.*	105,100	717,833
Castle Biosciences, Inc.*	21,550	469,143
Community Health Systems, Inc.*	88,300	296,688
CorVel Corp.*	4,600	1,169,642
Cross Country Healthcare, Inc.*	28,895	399,907
DocGo, Inc. (x)*	51,490	159,104
Enhabit, Inc.*	23,430	208,996
Ensign Group, Inc. (The)	31,170	3,855,417
Fulgent Genetics, Inc.*	10,400	204,048
GeneDx Holdings Corp., Class A*	2,990	78,159
Guardant Health, Inc.*	66,270	1,913,878
HealthEquity, Inc.*	47,540	4,097,948
Hims & Hers Health, Inc.*	106,570	2,151,648
InfuSystem Holdings, Inc.*	1,720	11,748
Innovage Holding Corp. (x)*	25,370	125,835
Joint Corp. (The)*	12,080	169,845
LifeStance Health Group, Inc. (x)*	81,300	399,183
ModivCare, Inc.*	8,303	217,871
Nano-X Imaging Ltd. (x)*	33,810	248,165
National HealthCare Corp.	7,300	791,320
National Research Corp.	7,625	174,994
NeoGenomics, Inc.*	80,540	1,117,090
OPKO Health, Inc. (x)*	232,400	290,500
Option Care Health, Inc.*	97,925	2,712,522
Owens & Minor, Inc.*	37,000	499,500
PACS Group, Inc.*	13,970	412,115
Patterson Cos., Inc.	46,100	1,111,932
Pediatrix Medical Group, Inc.*	48,100	363,155
Pennant Group, Inc. (The)*	17,110	396,781
Performant Financial Corp.*	3,030	8,787
PetIQ, Inc., Class A*	22,700	500,762
Privia Health Group, Inc.*	59,176	1,028,479
Progyny, Inc.*	47,420	1,356,686
Quipt Home Medical Corp.*	6,590	21,220
RadNet, Inc.*	37,130	2,187,700
Select Medical Holdings Corp.	59,703	2,093,187
Sonida Senior Living, Inc.*	300	8,250
Surgery Partners, Inc.*	43,130	1,026,063
Talkspace, Inc.*	11,840	27,232
US Physical Therapy, Inc.	9,887	913,756
Viemed Healthcare, Inc.*	3,860	25,283

		39,961,170

Health Care Technology (0.3%)
Definitive Healthcare Corp., Class A*	33,490	182,855
Evolent Health, Inc., Class A*	71,920	1,375,110
Health Catalyst, Inc.*	33,140	211,765
HealthStream, Inc.	13,000	362,700

LifeMD, Inc.*	8,730	59,888
OptimizeRx Corp.*	15,100	151,000
Phreesia, Inc.*	24,800	525,760
Schrodinger, Inc.*	28,835	557,669
Simulations Plus, Inc.	6,900	335,478
Teladoc Health, Inc.*	95,600	934,968

		4,697,193

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp. (x)*	56,200	203,444
Akoya Biosciences, Inc. (x)*	21,770	50,942
BioLife Solutions, Inc.*	17,850	382,525
ChromaDex Corp.*	3,350	9,145
Codexis, Inc.*	58,390	181,009
CryoPort, Inc.*	27,870	192,582
Cytek Biosciences, Inc.*	100,875	562,883
Harvard Bioscience, Inc.*	4,260	12,141
Lifecore Biomedical, Inc.*	2,190	11,235
Maravai LifeSciences Holdings, Inc., Class A*	62,030	444,135
MaxCyte, Inc.*	51,860	203,291
Mesa Laboratories, Inc.	2,400	208,248
Nautilus Biotechnology, Inc., Class A*	14,630	34,234
OmniAb, Inc. (x)*	54,358	203,842
OmniAb, Inc. (Earn Out Shares) (r)*	7,376	—
Pacific Biosciences of California, Inc. (x)*	134,610	184,416
Quanterix Corp.*	19,700	260,237
Quantum-Si, Inc. (x)*	52,020	54,621
Standard BioTools, Inc.*	169,430	299,891

		3,498,821

Pharmaceuticals (1.5%)
Alimera Sciences, Inc.*	6,950	38,642
Alto Neuroscience, Inc.*	1,040	11,118
Amneal Pharmaceuticals, Inc.*	93,066	590,969
Amphastar Pharmaceuticals, Inc.*	20,500	820,000
ANI Pharmaceuticals, Inc.*	10,380	660,998
Aquestive Therapeutics, Inc.*	13,760	35,776
Arvinas, Inc.*	36,080	960,449
Atea Pharmaceuticals, Inc.*	65,290	216,110
Avadel Pharmaceuticals plc (ADR)*	51,900	729,714
Axsome Therapeutics, Inc. (x)*	22,330	1,797,565
Biote Corp., Class A*	4,100	30,627
Cassava Sciences, Inc. (x)*	17,700	218,595
Collegium Pharmaceutical, Inc.*	21,600	695,520
Contineum Therapeutics, Inc., Class A*	950	16,730
Corcept Therapeutics, Inc.*	44,400	1,442,556
CorMedix, Inc. (x)*	14,000	60,620
Edgewise Therapeutics, Inc.*	40,770	734,268
Enliven Therapeutics, Inc. (x)*	19,770	462,025
Esperion Therapeutics, Inc.*	79,630	176,779
Evolus, Inc.*	33,100	359,135
EyePoint Pharmaceuticals, Inc. (x)*	24,060	209,322
Fulcrum Therapeutics, Inc.*	7,020	43,524
Harmony Biosciences Holdings, Inc.*	17,620	531,595

See Notes to Financial Statements.

1237

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Harrow, Inc. (x)*	15,170	$316,901
Innoviva, Inc.*	31,200	511,680
Ligand Pharmaceuticals, Inc.*	9,726	819,513
Liquidia Corp. (x)*	37,000	444,000
Longboard Pharmaceuticals, Inc. (x)*	26,630	719,809
Lyra Therapeutics, Inc.*	16,560	4,582
MediWound Ltd.*	650	10,088
Mind Medicine MindMed, Inc.*	40,430	291,500
Nektar Therapeutics*	16,400	20,336
Neumora Therapeutics, Inc.*	47,240	464,369
Nuvation Bio, Inc.*	117,730	343,771
Ocular Therapeutix, Inc.*	87,380	597,679
Omeros Corp. (x)*	10,060	40,844
Pacira BioSciences, Inc.*	22,400	640,864
Phathom Pharmaceuticals, Inc. (x)*	25,980	267,594
Phibro Animal Health Corp., Class A	14,740	247,190
Pliant Therapeutics, Inc.*	30,170	324,327
Prestige Consumer Healthcare, Inc.*	30,000	2,065,500
Revance Therapeutics, Inc. (x)*	57,310	147,287
Scilex Holding Co.(r) (x)*	18,651	26,997
scPharmaceuticals, Inc.*	8,640	37,584
SIGA Technologies, Inc.	28,920	219,503
Supernus Pharmaceuticals, Inc.*	26,600	711,550
Tarsus Pharmaceuticals, Inc.*	20,660	561,539
Telomir Pharmaceuticals, Inc.*	390	1,876
Terns Pharmaceuticals, Inc.*	26,120	177,877
Theravance Biopharma, Inc.*	34,900	295,952
Third Harmonic Bio, Inc. (x)*	3,160	41,080
Trevi Therapeutics, Inc. (x)*	6,600	19,668
Ventyx Biosciences, Inc. (x)*	38,890	89,836
Verrica Pharmaceuticals, Inc. (x)*	3,610	26,317
WaVe Life Sciences Ltd.*	20,630	102,944
Xeris Biopharma Holdings, Inc.*	77,120	173,520
Zevra Therapeutics, Inc. (x)*	4,160	20,384

		21,627,098

Total Health Care		237,960,841

Industrials (17.0%)
Aerospace & Defense (1.1%)
AAR Corp.*	19,112	1,389,442
AeroVironment, Inc.*	15,631	2,847,343
AerSale Corp.*	22,150	153,278
Archer Aviation, Inc., Class A (x)*	131,110	461,507
Astronics Corp.*	11,800	236,354
Byrna Technologies, Inc.*	1,660	16,567
Cadre Holdings, Inc.	14,620	490,647
Ducommun, Inc.*	7,620	442,417
Eve Holding, Inc. (x)*	5,250	21,263
Intuitive Machines, Inc.*	23,240	76,692
Kratos Defense & Security Solutions, Inc.*	90,760	1,816,108
Leonardo DRS, Inc.*	47,230	1,204,837
Mercury Systems, Inc.*	30,780	830,752
Moog, Inc., Class A	15,433	2,581,941
National Presto Industries, Inc.	2,410	181,063
Park Aerospace Corp.	12,432	170,070
Redwire Corp. (x)*	14,240	102,101

Rocket Lab USA, Inc. (x)*	195,390	937,872
Terran Orbital Corp. (x)*	148,490	121,762
Triumph Group, Inc.*	45,730	704,699
V2X, Inc.*	5,200	249,392
Virgin Galactic Holdings, Inc. (x)*	48,744	410,912
VirTra, Inc.*	2,150	16,534

		15,463,553

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	29,600	410,552
Forward Air Corp. (x)	17,240	328,250
Hub Group, Inc., Class A	38,266	1,647,351
Radiant Logistics, Inc.*	20,120	114,483

		2,500,636

Building Products (1.4%)
American Woodmark Corp.*	9,600	754,560
Apogee Enterprises, Inc.	11,160	701,239
AZZ, Inc.	16,486	1,273,543
Caesarstone Ltd.*	650	3,250
CSW Industrials, Inc.	8,400	2,228,604
Gibraltar Industries, Inc.*	18,300	1,254,465
Griffon Corp.	21,063	1,345,083
Insteel Industries, Inc.	9,600	297,216
Janus International Group, Inc.*	79,670	1,006,232
JELD-WEN Holding, Inc.*	59,156	796,831
Masterbrand, Inc.*	69,310	1,017,471
Quanex Building Products Corp.	16,667	460,842
Resideo Technologies, Inc.*	78,360	1,532,722
Tecnoglass, Inc.	12,620	633,272
UFP Industries, Inc.	33,982	3,805,984
Zurn Elkay Water Solutions Corp.	79,080	2,324,952

		19,436,266

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	37,032	1,872,708
ACCO Brands Corp.	44,636	209,789
ACV Auctions, Inc., Class A*	83,100	1,516,575
Aris Water Solutions, Inc., Class A	12,870	201,673
BrightView Holdings, Inc.*	24,840	330,372
Brink’s Co. (The)	25,240	2,584,576
Casella Waste Systems, Inc., Class A*	32,140	3,188,931
CECO Environmental Corp.*	15,880	458,138
Cimpress plc*	10,000	876,100
CompX International, Inc.	600	14,802
CoreCivic, Inc.*	66,800	867,064
Deluxe Corp.	28,261	634,742
Driven Brands Holdings, Inc.*	33,650	428,364
Ennis, Inc.	21,076	461,354
Enviri Corp.*	46,800	403,884
GEO Group, Inc. (The)*	81,920	1,176,371
Healthcare Services Group, Inc.*	39,869	421,814
HNI Corp.	27,112	1,220,582
Interface, Inc., Class A	29,998	440,371
LanzaTech Global, Inc. (x)*	30,390	56,221
Liquidity Services, Inc.*	12,850	256,743
Matthews International Corp., Class A	18,459	462,398
MillerKnoll, Inc.	41,589	1,101,693
Montrose Environmental Group, Inc.*	20,820	927,739

See Notes to Financial Statements.

1238

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

NL Industries, Inc.	6,005	$36,210
OPENLANE, Inc.*	57,130	947,787
Perma-Fix Environmental Services, Inc.*	1,070	10,839
Pitney Bowes, Inc.	92,900	471,932
Quad/Graphics, Inc.	5,880	32,046
Quest Resource Holding Corp.*	610	5,368
Steelcase, Inc., Class A	47,972	621,717
UniFirst Corp.	8,805	1,510,322
Viad Corp.*	9,504	323,136
Virco Mfg. Corp.	3,120	43,493
VSE Corp.	6,960	614,429

		24,730,283

Construction & Engineering (1.5%)
Ameresco, Inc., Class A*	23,150	666,951
Arcosa, Inc.	27,700	2,310,457
Argan, Inc.	6,780	496,025
Bowman Consulting Group Ltd., Class A*	3,340	106,179
Centuri Holdings, Inc.*	3,260	63,505
Concrete Pumping Holdings, Inc.*	5,370	32,274
Construction Partners, Inc., Class A*	24,110	1,331,113
Dycom Industries, Inc.*	16,976	2,864,870
Fluor Corp.*	95,890	4,176,009
Granite Construction, Inc.	26,535	1,644,374
Great Lakes Dredge & Dock Corp.*	31,400	275,692
IES Holdings, Inc.*	4,370	608,872
Limbach Holdings, Inc.*	5,740	326,778
Matrix Service Co.*	2,200	21,846
MYR Group, Inc.*	10,500	1,424,955
Northwest Pipe Co.*	1,470	49,936
Orion Group Holdings, Inc.*	4,260	40,513
Primoris Services Corp.	28,340	1,413,883
Southland Holdings, Inc. (x)*	1,790	8,198
Sterling Infrastructure, Inc.*	16,980	2,009,413
Tutor Perini Corp.*	29,635	645,450

		20,517,293

Electrical Equipment (1.6%)
Allient, Inc.	5,720	144,544
American Superconductor Corp.*	19,170	448,386
Amprius Technologies, Inc. (x)*	34,330	43,599
Array Technologies, Inc.*	78,200	802,332
Atkore, Inc.	19,920	2,687,805
Blink Charging Co. (x)*	152,760	418,562
Bloom Energy Corp., Class A (x)*	114,800	1,405,152
ChargePoint Holdings, Inc.*	217,990	329,165
Encore Wire Corp.	7,998	2,318,060
Energy Vault Holdings, Inc. (x)*	33,510	31,821
EnerSys	21,829	2,259,738
Enovix Corp. (x)*	83,470	1,290,446
Fluence Energy, Inc., Class A (x)*	31,690	549,505
Freyr Battery, Inc.*	16,060	27,302
FuelCell Energy, Inc.*	282,580	180,512
GrafTech International Ltd. (x)*	121,770	118,117
LSI Industries, Inc.	3,460	50,066
Net Power, Inc.*	3,620	35,585
NEXTracker, Inc., Class A*	67,992	3,187,465

NuScale Power Corp., Class A (x)*	58,290	681,410
Plug Power, Inc.*	354,430	825,822
Powell Industries, Inc.	4,960	711,264
Preformed Line Products Co.	1,190	148,203
SES AI Corp. (x)*	58,070	72,587
Shoals Technologies Group, Inc., Class A*	85,950	536,328
SolarMax Technology, Inc.*	1,150	3,784
Solidion Technology, Inc.*	13,760	7,568
Stem, Inc. (x)*	165,600	183,816
SunPower Corp. (x)*	105,410	312,014
Sunrun, Inc.*	122,760	1,455,934
Thermon Group Holdings, Inc.*	17,300	532,148
TPI Composites, Inc.*	46,860	186,971
Ultralife Corp.*	780	8,284
Vicor Corp.*	17,660	585,606

		22,579,901

Ground Transportation (0.4%)
ArcBest Corp.	12,730	1,363,128
Covenant Logistics Group, Inc., Class A	3,190	157,235
FTAI Infrastructure, Inc.	52,920	456,700
Heartland Express, Inc.	20,155	248,511
Hertz Global Holdings, Inc.*	78,190	276,011
Marten Transport Ltd.	33,074	610,215
PAM Transportation Services, Inc.*	2,160	37,519
RXO, Inc.*	62,100	1,623,915
Universal Logistics Holdings, Inc.	6,030	244,758
Werner Enterprises, Inc.	35,366	1,267,164

		6,285,156

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	13,900	283,838

Machinery (3.7%)
374Water, Inc.*	6,870	8,244
3D Systems Corp.*	61,100	187,577
Alamo Group, Inc.	5,500	951,500
Albany International Corp., Class A	16,491	1,392,665
Astec Industries, Inc.	10,643	315,671
Atmus Filtration Technologies, Inc.*	44,995	1,294,956
Barnes Group, Inc.	29,306	1,213,561
Blue Bird Corp.*	18,050	971,992
Chart Industries, Inc.*	24,171	3,488,842
Columbus McKinnon Corp.	15,090	521,209
Commercial Vehicle Group, Inc.*	7,020	34,398
Douglas Dynamics, Inc.	10,900	255,060
Eastern Co. (The)	240	6,113
Energy Recovery, Inc.*	29,060	386,207
Enerpac Tool Group Corp., Class A	32,713	1,248,982
Enpro, Inc.	11,214	1,632,422
ESCO Technologies, Inc.	14,652	1,539,046
Federal Signal Corp.	34,600	2,894,982
Franklin Electric Co., Inc.	26,652	2,567,121
Gencor Industries, Inc.*	1,040	20,114

See Notes to Financial Statements.

1239

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Gorman-Rupp Co. (The)	12,247	$449,587
Graham Corp.*	790	22,246
Greenbrier Cos., Inc. (The)	16,400	812,620
Helios Technologies, Inc.	21,150	1,009,912
Hillenbrand, Inc.	41,738	1,670,355
Hillman Solutions Corp.*	110,370	976,775
Hyliion Holdings Corp. (x)*	91,830	148,765
Hyster-Yale, Inc.	8,080	563,418
John Bean Technologies Corp.	18,131	1,721,901
Kadant, Inc.	6,300	1,850,814
Kennametal, Inc.	45,000	1,059,300
L B Foster Co., Class A*	630	13,558
Lindsay Corp.	6,175	758,784
Luxfer Holdings plc	9,230	106,976
Manitowoc Co., Inc. (The)*	16,215	186,959
Mayville Engineering Co., Inc.*	4,040	67,306
Miller Industries, Inc.	9,060	498,481
Mueller Industries, Inc.	62,758	3,573,441
Mueller Water Products, Inc., Class A	90,093	1,614,467
NN, Inc.*	1,780	5,340
Omega Flex, Inc.	3,370	172,814
Park-Ohio Holdings Corp.	1,010	26,149
Proto Labs, Inc.*	17,000	525,130
REV Group, Inc.	28,840	717,828
Shyft Group, Inc. (The)	15,500	183,830
SPX Technologies, Inc.*	25,280	3,593,299
Standex International Corp.	7,379	1,189,126
Taylor Devices, Inc.*	190	8,546
Tennant Co.	11,331	1,115,424
Terex Corp.	36,100	1,979,724
Titan International, Inc.*	26,300	194,883
Trinity Industries, Inc.	45,100	1,349,392
Twin Disc, Inc.	540	6,361
Wabash National Corp.	24,300	530,712
Watts Water Technologies, Inc., Class A	16,139	2,959,408

		52,594,293

Marine Transportation (0.3%)
Costamare, Inc.	26,800	440,324
Genco Shipping & Trading Ltd.	22,610	481,819
Golden Ocean Group Ltd.	61,900	854,220
Himalaya Shipping Ltd.	1,790	16,397
Matson, Inc.	18,470	2,419,016
Pangaea Logistics Solutions Ltd.	5,600	43,848
Safe Bulkers, Inc.	18,270	106,331

		4,361,955

Passenger Airlines (0.4%)
Allegiant Travel Co.	7,677	385,616
Blade Air Mobility, Inc.*	19,570	68,103
Frontier Group Holdings, Inc. (x)*	50,860	250,740
Hawaiian Holdings, Inc.*	30,500	379,115
JetBlue Airways Corp.*	176,710	1,076,164
Joby Aviation, Inc. (x)*	225,700	1,151,070
SkyWest, Inc.*	21,670	1,778,457
Spirit Airlines, Inc. (x)	50,200	183,732
Sun Country Airlines Holdings, Inc.*	16,400	205,984
Wheels Up Experience, Inc.*	8,910	16,840

		5,495,821

Professional Services (2.4%)
Alight, Inc., Class A*	266,750	1,968,615
Asure Software, Inc.*	6,240	52,416
Barrett Business Services, Inc.	13,920	456,158
BlackSky Technology, Inc., Class A*	33,170	35,492
CBIZ, Inc.*	27,600	2,045,160
Conduent, Inc.*	93,400	304,484
CRA International, Inc.	3,700	637,214
CSG Systems International, Inc.	18,465	760,204
DLH Holdings Corp.*	450	4,752
ExlService Holdings, Inc.*	86,510	2,712,954
Exponent, Inc.	29,492	2,805,279
First Advantage Corp.	27,900	448,353
FiscalNote Holdings, Inc. (x)*	39,170	57,188
Forrester Research, Inc.*	9,400	160,552
Franklin Covey Co.*	6,640	252,320
Heidrick & Struggles International, Inc.	10,650	336,327
HireQuest, Inc. (x)	590	7,286
Huron Consulting Group, Inc.*	9,694	954,859
IBEX Holdings Ltd.*	3,320	53,718
ICF International, Inc.	10,500	1,558,830
Innodata, Inc. (x)*	22,850	338,865
Insperity, Inc.	21,774	1,986,007
Kelly Services, Inc., Class A	18,134	388,249
Kforce, Inc.	12,200	757,986
Korn Ferry	27,912	1,874,012
Legalzoom.com, Inc.*	71,540	600,221
Maximus, Inc.	34,258	2,935,911
Mistras Group, Inc.*	2,780	23,046
NV5 Global, Inc.*	7,100	660,087
Planet Labs PBC (x)*	95,190	177,053
Resources Connection, Inc.	24,425	269,652
Spire Global, Inc.*	3,020	32,737
Sterling Check Corp.*	12,020	177,896
TriNet Group, Inc.	19,939	1,993,900
TrueBlue, Inc.*	19,275	198,532
TTEC Holdings, Inc.	34,785	204,536
Upwork, Inc.*	86,130	925,897
Verra Mobility Corp., Class A*	93,510	2,543,472
Willdan Group, Inc.*	3,020	87,127
WNS Holdings Ltd.*	26,030	1,366,575

		33,153,922

Trading Companies & Distributors (2.2%)
Alta Equipment Group, Inc.	14,320	115,133
Applied Industrial Technologies, Inc.	21,088	4,091,072
Beacon Roofing Supply, Inc.*	35,766	3,236,823
BlueLinx Holdings, Inc.*	4,700	437,523
Boise Cascade Co.	22,240	2,651,453
Custom Truck One Source, Inc. (x)*	42,900	186,615
Distribution Solutions Group, Inc.*	5,996	179,880
DNOW, Inc.*	57,700	792,221
DXP Enterprises, Inc.*	6,610	303,002
EVI Industries, Inc.	510	9,649
FTAI Aviation Ltd.	55,950	5,775,719
GATX Corp.	20,040	2,652,494
Global Industrial Co.	7,701	241,503

See Notes to Financial Statements.

1240

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

GMS, Inc.*	22,600	$1,821,786
H&E Equipment Services, Inc.	18,000	795,060
Herc Holdings, Inc.	15,120	2,015,345
Hudson Technologies, Inc.*	20,720	182,129
Karat Packaging, Inc.	1,850	54,723
McGrath RentCorp	13,545	1,443,220
MRC Global, Inc.*	44,880	579,401
Rush Enterprises, Inc., Class A	32,455	1,358,891
Rush Enterprises, Inc., Class B	8,079	317,020
Titan Machinery, Inc.*	13,050	207,495
Transcat, Inc.*	6,290	752,787
Willis Lease Finance Corp.	620	42,966
Xometry, Inc., Class A (x)*	17,500	202,300

		30,446,210

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	570	5,272

Total Industrials		237,854,399

Information Technology (13.2%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.	36,306	190,969
Applied Optoelectronics, Inc.*	14,810	122,775
Aviat Networks, Inc.*	6,280	180,173
Calix, Inc.*	30,200	1,069,986
Clearfield, Inc.*	7,810	301,154
CommScope Holding Co., Inc.*	201,040	247,279
Digi International, Inc.*	17,900	410,447
Extreme Networks, Inc.*	67,200	903,840
Harmonic, Inc.*	58,839	692,535
Infinera Corp.*	139,291	848,282
NETGEAR, Inc.*	16,829	257,484
NetScout Systems, Inc.*	40,854	747,220
Ribbon Communications, Inc.*	68,838	226,477
Viasat, Inc.*	68,140	865,378
Viavi Solutions, Inc.*	133,600	917,832

		7,981,831

Electronic Equipment, Instruments & Components (3.0%)
908 Devices, Inc. (x)*	25,360	130,604
Advanced Energy Industries, Inc.	20,083	2,184,227
Aeva Technologies, Inc. (x)*	32,095	80,879
Arlo Technologies, Inc.*	46,790	610,142
Badger Meter, Inc.	17,160	3,197,766
Bel Fuse, Inc., Class A	200	16,182
Bel Fuse, Inc., Class B	4,630	302,061
Belden, Inc.	22,035	2,066,883
Benchmark Electronics, Inc.	18,918	746,504
Climb Global Solutions, Inc.	860	54,017
CTS Corp.	18,100	916,403
Daktronics, Inc.*	14,230	198,509
ePlus, Inc.*	14,700	1,083,096
Evolv Technologies Holdings, Inc. (x)*	73,530	187,502
Fabrinet*	20,200	4,944,758
FARO Technologies, Inc.*	13,037	208,592
Insight Enterprises, Inc.*	15,843	3,142,618
Iteris, Inc.*	4,890	21,174
Itron, Inc.*	25,790	2,552,178
Kimball Electronics, Inc.*	12,540	275,629
Knowles Corp.*	51,000	880,260

Lightwave Logic, Inc. (x)*	56,400	168,636
Methode Electronics, Inc.	21,000	217,350
MicroVision, Inc. (x)*	130,830	138,680
Mirion Technologies, Inc., Class A*	107,050	1,149,717
Napco Security Technologies, Inc.	17,760	922,632
nLight, Inc.*	19,400	212,042
Novanta, Inc.*	21,200	3,457,932
OSI Systems, Inc.*	10,168	1,398,303
Ouster, Inc.*	8,850	86,996
PAR Technology Corp. (x)*	18,930	891,414
PC Connection, Inc.	8,730	560,466
Plexus Corp.*	16,845	1,738,067
Powerfleet, Inc.*	7,490	34,229
Richardson Electronics Ltd.	4,960	58,974
Rogers Corp.*	10,484	1,264,475
Sanmina Corp.*	31,800	2,106,750
ScanSource, Inc.*	13,229	586,177
SmartRent, Inc., Class A*	72,700	173,753
TTM Technologies, Inc.*	53,201	1,033,695
Vishay Intertechnology, Inc.	77,000	1,717,100
Vishay Precision Group, Inc.*	7,700	234,388

		41,951,760

IT Services (0.8%)
Applied Digital Corp. (x)*	53,280	317,016
ASGN, Inc.*	25,500	2,248,335
Backblaze, Inc., Class A*	2,890	17,802
BigBear.ai Holdings, Inc. (x)*	176,080	265,881
BigCommerce Holdings, Inc.*	60,100	484,406
Core Scientific, Inc.*	100,160	931,488
Couchbase, Inc.*	30,570	558,208
DigitalOcean Holdings, Inc.*	38,500	1,337,875
Fastly, Inc., Class A*	94,950	699,781
Grid Dynamics Holdings, Inc.*	22,770	239,313
Hackett Group, Inc. (The)	12,259	266,265
Information Services Group, Inc.	12,180	35,809
Perficient, Inc.*	18,440	1,379,128
Rackspace Technology, Inc. (x)*	128,070	381,649
Squarespace, Inc., Class A*	34,100	1,487,783
Thoughtworks Holding, Inc.*	45,540	129,334
Tucows, Inc., Class A (x)*	7,270	140,456
Unisys Corp.*	53,014	218,948

		11,139,477

Semiconductors & Semiconductor Equipment (2.6%)
ACM Research, Inc., Class A*	24,200	558,052
Aehr Test Systems (x)*	22,870	255,458
Alpha & Omega Semiconductor Ltd.*	13,030	486,931
Ambarella, Inc.*	21,280	1,148,056
Axcelis Technologies, Inc.*	18,300	2,602,077
CEVA, Inc.*	11,500	221,835
Cohu, Inc.*	22,731	752,396
Credo Technology Group Holding Ltd.*	71,484	2,283,199
Diodes, Inc.*	24,298	1,747,755
Everspin Technologies, Inc.*	1,330	7,967
FormFactor, Inc.*	43,481	2,631,905
GCT Semiconductor Holding, Inc.*	4,470	23,289

See Notes to Financial Statements.

1241

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Ichor Holdings Ltd.*	18,280	$704,694
Impinj, Inc.*	12,480	1,956,490
indie Semiconductor, Inc., Class A (x)*	80,550	496,994
Kulicke & Soffa Industries, Inc.	31,800	1,564,242
MaxLinear, Inc., Class A*	41,993	845,739
Navitas Semiconductor Corp., Class A*	54,520	214,264
NVE Corp.	1,470	109,794
PDF Solutions, Inc.*	15,880	577,714
Photronics, Inc.*	30,800	759,836
Power Integrations, Inc.	32,548	2,284,544
QuickLogic Corp.*	2,060	21,403
Rambus, Inc.*	61,130	3,591,999
Rigetti Computing, Inc.*	35,480	37,964
Semtech Corp.*	37,396	1,117,392
Silicon Laboratories, Inc.*	17,670	1,954,832
SiTime Corp.*	9,540	1,186,585
SkyWater Technology, Inc.*	31,790	243,194
SMART Global Holdings, Inc.*	24,800	567,176
Synaptics, Inc.*	23,507	2,073,317
Ultra Clean Holdings, Inc.*	28,080	1,375,920
Veeco Instruments, Inc.*	31,216	1,458,099

		35,861,112

Software (6.0%)
8x8, Inc.*	101,080	224,398
A10 Networks, Inc.	51,080	707,458
ACI Worldwide, Inc.*	57,936	2,293,686
Adeia, Inc.	59,283	663,080
Agilysys, Inc.*	12,420	1,293,419
Airship AI Holdings, Inc.*	60,820	218,344
Alarm.com Holdings, Inc.*	26,300	1,671,102
Alkami Technology, Inc.*	21,700	618,016
Altair Engineering, Inc., Class A*	32,100	3,148,368
American Software, Inc., Class A	20,100	183,513
Amplitude, Inc., Class A*	59,550	529,995
Appian Corp., Class A*	20,000	617,200
Arteris, Inc.*	1,600	12,016
Asana, Inc., Class A*	38,400	537,216
AudioEye, Inc.*	2,610	45,962
Aurora Innovation, Inc., Class A*	472,210	1,308,022
AvePoint, Inc.*	81,910	853,502
Bit Digital, Inc. (x)*	96,480	306,806
Blackbaud, Inc.*	23,297	1,774,532
BlackLine, Inc.*	32,410	1,570,264
Blend Labs, Inc., Class A*	129,660	305,998
Box, Inc., Class A*	79,090	2,091,140
Braze, Inc., Class A*	28,026	1,088,530
C3.ai, Inc., Class A (x)*	44,160	1,278,874
Cerence, Inc. (x)*	64,290	181,941
Cipher Mining, Inc.*	74,670	309,881
Cleanspark, Inc. (x)*	124,450	1,984,977
Clear Secure, Inc., Class A	44,540	833,343
Clearwater Analytics Holdings, Inc., Class A*	78,630	1,456,228
CommVault Systems, Inc.*	23,674	2,878,048
Consensus Cloud Solutions, Inc.*	10,739	184,496
CS Disco, Inc.*	36,590	218,076
Daily Journal Corp.*	700	276,136
Dave, Inc.*	2,500	75,750
Digimarc Corp. (x)*	8,110	251,491

Digital Turbine, Inc.*	97,570	161,966
Domo, Inc., Class B*	26,660	205,815
D-Wave Quantum, Inc.*	31,730	36,172
E2open Parent Holdings, Inc.*	124,200	557,658
eGain Corp.*	5,970	37,671
Enfusion, Inc., Class A*	26,130	222,628
Envestnet, Inc.*	30,800	1,927,772
Everbridge, Inc.*	27,840	974,122
EverCommerce, Inc.*	21,500	236,070
Freshworks, Inc., Class A*	114,490	1,452,878
Hut 8 Corp.*	45,030	675,000
iLearningEngines Holdings, Inc.*	4,860	44,129
Instructure Holdings, Inc.*	19,340	452,749
Intapp, Inc.*	21,310	781,438
InterDigital, Inc. (x)	14,475	1,687,206
Jamf Holding Corp.*	37,320	615,780
Kaltura, Inc.*	11,670	14,004
LiveRamp Holdings, Inc.*	37,985	1,175,256
Marathon Digital Holdings, Inc. (x)*	153,548	3,047,928
Matterport, Inc.*	147,080	657,448
MeridianLink, Inc.*	12,580	268,709
Mitek Systems, Inc.*	21,600	241,488
N-able, Inc.*	34,400	523,912
NCR Voyix Corp.*	81,710	1,009,118
NextNav, Inc. (x)*	40,930	331,942
Olo, Inc., Class A*	45,300	200,226
ON24, Inc.*	30,580	183,786
OneSpan, Inc.*	21,020	269,476
Ooma, Inc.*	15,400	152,922
Pagaya Technologies Ltd., Class A*	22,690	289,524
PagerDuty, Inc.*	48,240	1,106,143
Porch Group, Inc.*	9,490	14,330
PowerSchool Holdings, Inc., Class A*	29,950	670,580
Progress Software Corp.	23,597	1,280,373
PROS Holdings, Inc.*	22,700	650,355
Q2 Holdings, Inc.*	33,050	1,993,906
Qualys, Inc.*	20,850	2,973,210
Rapid7, Inc.*	34,760	1,502,675
Red Violet, Inc.*	990	25,146
Rekor Systems, Inc.*	10,350	16,043
ReposiTrak, Inc.	670	10,244
Rimini Street, Inc.*	34,130	104,779
Riot Platforms, Inc. (x)*	152,420	1,393,119
Roadzen, Inc.*	3,620	8,036
Sapiens International Corp. NV	22,300	756,639
SEMrush Holdings, Inc., Class A*	18,210	243,832
SolarWinds Corp.	26,000	313,300
SoundHound AI, Inc., Class A (x)*	159,380	629,551
SoundThinking, Inc.*	8,570	104,383
Sprinklr, Inc., Class A*	75,930	730,447
Sprout Social, Inc., Class A*	25,970	926,610
SPS Commerce, Inc.*	20,900	3,932,544
Telos Corp.*	4,710	18,934
Tenable Holdings, Inc.*	66,220	2,885,868
Terawulf, Inc.*	129,240	575,118
Varonis Systems, Inc.*	61,920	2,970,302
Verint Systems, Inc.*	35,951	1,157,622
Vertex, Inc., Class A*	30,480	1,098,804
Viant Technology, Inc., Class A*	8,050	79,454

See Notes to Financial Statements.

1242

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Weave Communications, Inc.*	23,800	$214,676
WM Technology, Inc.*	6,750	7,020
Workiva, Inc., Class A*	28,600	2,087,514
Xperi, Inc.*	23,283	191,153
Yext, Inc.*	63,000	337,050
Zeta Global Holdings Corp., Class A*	92,370	1,630,331
Zuora, Inc., Class A*	67,280	668,090

		83,734,782

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A (x)	11,330	77,044
Corsair Gaming, Inc.*	19,700	217,488
CPI Card Group, Inc.*	1,980	53,955
Diebold Nixdorf, Inc.*	14,190	546,031
Eastman Kodak Co.*	47,280	254,366
Immersion Corp.	16,370	154,042
IonQ, Inc. (x)*	111,410	783,212
Turtle Beach Corp.*	13,320	191,009
Xerox Holdings Corp.	57,700	670,474

		2,947,621

Total Information Technology		183,616,583

Materials (4.5%)
Chemicals (2.0%)
AdvanSix, Inc.	13,500	309,420
American Vanguard Corp.	19,060	163,916
Arcadium Lithium plc*	608,574	2,044,809
Arq, Inc.*	2,290	13,900
ASP Isotopes, Inc.*	8,340	25,520
Aspen Aerogels, Inc.*	29,870	712,400
Avient Corp.	48,500	2,117,025
Balchem Corp.	18,225	2,805,739
Cabot Corp.	32,070	2,946,912
Core Molding Technologies, Inc.*	2,020	32,199
Ecovyst, Inc.*	65,350	586,190
Hawkins, Inc.	10,100	919,100
HB Fuller Co.	32,629	2,511,128
Ingevity Corp.*	19,600	856,716
Innospec, Inc.	13,700	1,693,183
Intrepid Potash, Inc.*	10,110	236,877
Koppers Holdings, Inc.	10,793	399,233
Kronos Worldwide, Inc.	21,210	266,186
LSB Industries, Inc.*	33,430	273,457
Mativ Holdings, Inc.	26,977	457,530
Minerals Technologies, Inc.	18,040	1,500,206
Northern Technologies International Corp.	340	5,630
Orion SA	33,900	743,766
Perimeter Solutions SA*	81,070	634,778
PureCycle Technologies, Inc. (x)*	91,210	539,963
Quaker Chemical Corp.	7,500	1,272,750
Rayonier Advanced Materials, Inc.*	50,270	273,469
Sensient Technologies Corp.	24,605	1,825,445
Stepan Co.	11,388	956,136
Tronox Holdings plc	75,630	1,186,635
Valhi, Inc. (x)	1,560	27,815

		28,338,033

Construction Materials (0.4%)
Knife River Corp.*	30,780	2,158,909
Smith-Midland Corp.*	280	7,753
Summit Materials, Inc., Class A*	72,269	2,645,768
United States Lime & Minerals, Inc.	860	313,195

		5,125,625

Containers & Packaging (0.3%)
Ardagh Metal Packaging SA	81,150	275,910
Greif, Inc., Class A	14,800	850,556
Greif, Inc., Class B	3,200	199,968
Myers Industries, Inc.	13,300	177,954
O-I Glass, Inc.*	91,000	1,012,830
Pactiv Evergreen, Inc.	27,250	308,470
Ranpak Holdings Corp., Class A*	25,120	161,522
TriMas Corp.	27,000	690,120

		3,677,330

Metals & Mining (1.7%)
Alpha Metallurgical Resources, Inc.	5,830	1,635,490
Arch Resources, Inc.	9,860	1,500,988
Caledonia Mining Corp. plc (x)	2,560	24,883
Carpenter Technology Corp.	26,140	2,864,421
Century Aluminum Co.*	37,550	628,962
Coeur Mining, Inc.*	221,876	1,246,943
Commercial Metals Co.	64,990	3,573,800
Compass Minerals International, Inc.	19,500	201,435
Constellium SE*	72,730	1,370,960
Contango ORE, Inc. (x)*	2,380	43,007
Critical Metals Corp.*	480	5,410
Dakota Gold Corp.*	5,790	14,764
Haynes International, Inc.	9,493	557,239
Hecla Mining Co.	328,349	1,592,493
i-80 Gold Corp.*	118,700	128,196
Ivanhoe Electric, Inc.*	46,940	440,297
Kaiser Aluminum Corp.	10,631	934,465
Lifezone Metals Ltd.*	940	7,219
Materion Corp.	11,545	1,248,361
Metallus, Inc.*	23,300	472,291
Metals Acquisition Ltd., Class A*	30,250	414,122
Novagold Resources, Inc.*	131,700	455,682
Olympic Steel, Inc.	6,080	272,566
Perpetua Resources Corp.*	3,380	17,576
Piedmont Lithium, Inc.*	18,870	188,323
Radius Recycling, Inc.	13,650	208,436
Ramaco Resources, Inc., Class A	14,640	182,268
Ramaco Resources, Inc., Class B	300	3,258
Ryerson Holding Corp.	15,050	293,475
SSR Mining, Inc.	113,970	514,005
SunCoke Energy, Inc.	42,510	416,598
Tredegar Corp.*	11,599	55,559
Universal Stainless & Alloy Products, Inc.*	1,500	41,070
Warrior Met Coal, Inc.	27,880	1,750,028
Worthington Steel, Inc.	20,580	686,549

		23,991,139

See Notes to Financial Statements.

1243

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	8,368	$405,597
Sylvamo Corp.	21,850	1,498,910

		1,904,507

Total Materials		63,036,634

Real Estate (6.0%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	42,386	718,867
Alpine Income Property Trust, Inc. (REIT)	4,370	67,997
American Assets Trust, Inc. (REIT)	24,318	544,237
Armada Hoffler Properties, Inc. (REIT)	33,800	374,842
Broadstone Net Lease, Inc. (REIT)	100,460	1,594,300
CTO Realty Growth, Inc. (REIT)	13,118	229,040
Empire State Realty Trust, Inc. (REIT), Class A	74,300	696,934
Essential Properties Realty Trust, Inc. (REIT)	98,530	2,730,266
Gladstone Commercial Corp. (REIT)	18,900	269,703
Global Net Lease, Inc. (REIT)	112,759	828,779
NexPoint Diversified Real Estate Trust (REIT)	12,206	67,499
One Liberty Properties, Inc. (REIT)	10,543	247,550

		8,370,014

Health Care REITs (0.6%)
American Healthcare REIT, Inc. (REIT)	36,520	533,557
CareTrust REIT, Inc. (REIT)	76,123	1,910,687
Community Healthcare Trust, Inc. (REIT)	12,300	287,697
Diversified Healthcare Trust (REIT)	211,620	645,441
Global Medical REIT, Inc. (REIT)	30,400	276,032
LTC Properties, Inc. (REIT)	21,569	744,131
National Health Investors, Inc. (REIT)	23,928	1,620,643
Sabra Health Care REIT, Inc. (REIT)	129,963	2,001,430
Strawberry Fields REIT, Inc. (REIT)	150	1,712
Universal Health Realty Income Trust (REIT)	5,750	225,055

		8,246,385

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	128,030	1,861,556
Braemar Hotels & Resorts, Inc. (REIT)	56,610	144,356
Chatham Lodging Trust (REIT)	22,650	192,978
DiamondRock Hospitality Co. (REIT)	115,998	980,183
Pebblebrook Hotel Trust (REIT)	61,712	848,540
RLJ Lodging Trust (REIT)	74,476	717,204
Ryman Hospitality Properties, Inc. (REIT)	32,934	3,288,789
Service Properties Trust (REIT)	95,200	489,328
Summit Hotel Properties, Inc. (REIT)	53,600	321,064

Sunstone Hotel Investors, Inc. (REIT)	127,808	1,336,872
Xenia Hotels & Resorts, Inc. (REIT)	63,400	908,522

		11,089,392

Industrial REITs (0.5%)
Industrial Logistics Properties Trust (REIT)	7,180	26,422
Innovative Industrial Properties, Inc. (REIT)	15,830	1,728,953
LXP Industrial Trust (REIT)	163,236	1,488,712
Plymouth Industrial REIT, Inc. (REIT)	24,420	522,100
Terreno Realty Corp. (REIT)	53,650	3,175,007

		6,941,194

Office REITs (0.8%)
Brandywine Realty Trust (REIT)	88,100	394,688
City Office REIT, Inc. (REIT)	44,540	221,809
COPT Defense Properties (REIT)	69,660	1,743,590
Douglas Emmett, Inc. (REIT)	90,870	1,209,480
Easterly Government Properties, Inc. (REIT), Class A	64,720	800,586
Equity Commonwealth (REIT)*	60,900	1,181,460
Franklin Street Properties Corp. (REIT)	13,650	20,885
Hudson Pacific Properties, Inc. (REIT)	74,430	358,008
JBG SMITH Properties (REIT)	59,750	909,993
NET Lease Office Properties (REIT)	2,200	54,164
Orion Office REIT, Inc. (REIT)	47,710	171,279
Paramount Group, Inc. (REIT)	97,000	449,110
Peakstone Realty Trust (REIT) (x)	16,550	175,430
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	522,000
Postal Realty Trust, Inc. (REIT), Class A	13,380	178,355
SL Green Realty Corp. (REIT) (x)	40,130	2,272,963

		10,663,800

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	440	6,248
Anywhere Real Estate, Inc.*	64,800	214,488
Compass, Inc., Class A*	204,750	737,100
Cushman & Wakefield plc*	128,596	1,337,398
DigitalBridge Group, Inc.	84,100	1,152,170
eXp World Holdings, Inc. (x)	45,480	513,242
Forestar Group, Inc.*	14,533	464,911
FRP Holdings, Inc.*	7,820	223,026
Kennedy-Wilson Holdings, Inc.	70,024	680,633
Marcus & Millichap, Inc.	16,000	504,320
Maui Land & Pineapple Co., Inc.*	1,570	34,619
Newmark Group, Inc., Class A	84,624	865,704
Offerpad Solutions, Inc.*	870	3,845
Opendoor Technologies, Inc.*	291,580	536,507
RE/MAX Holdings, Inc., Class A	21,790	176,499
Real Brokerage, Inc. (The)*	5,900	23,954
Redfin Corp. (x)*	54,197	325,724

See Notes to Financial Statements.

1244

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

RMR Group, Inc. (The), Class A	9,596	$216,870
St Joe Co. (The)	18,200	995,540
Star Holdings*	11,808	142,404
Stratus Properties, Inc.*	2,870	72,381
Tejon Ranch Co.*	12,042	205,437
Transcontinental Realty Investors, Inc.*	950	26,344

		9,459,364

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	77,400	641,646
BRT Apartments Corp. (REIT)	10,710	187,104
Centerspace (REIT)	7,049	476,724
Clipper Realty, Inc. (REIT)	10,420	37,616
Elme Communities (REIT)	42,317	674,110
Independence Realty Trust, Inc. (REIT)	121,247	2,272,169
NexPoint Residential Trust, Inc. (REIT)	16,860	666,138
UMH Properties, Inc. (REIT)	32,570	520,794
Veris Residential, Inc. (REIT)	51,400	771,000

		6,247,301

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	53,963	967,017
Alexander’s, Inc. (REIT)	1,315	295,691
CBL & Associates Properties, Inc. (REIT)	13,400	313,292
Getty Realty Corp. (REIT)	26,575	708,489
InvenTrust Properties Corp. (REIT)	34,200	846,792
Kite Realty Group Trust (REIT)	128,292	2,871,175
Macerich Co. (The) (REIT)	115,630	1,785,327
NETSTREIT Corp. (REIT)(x)	41,410	666,701
Phillips Edison & Co., Inc. (REIT)	68,960	2,255,682
Retail Opportunity Investments Corp. (REIT)	62,100	771,903
Saul Centers, Inc. (REIT)	5,950	218,782
SITE Centers Corp. (REIT)	117,200	1,699,400
Tanger, Inc. (REIT)	61,730	1,673,500
Urban Edge Properties (REIT)	64,500	1,191,315
Whitestone REIT (REIT)	25,200	335,412

		16,600,478

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	20,500	236,365
Four Corners Property Trust, Inc. (REIT)	57,720	1,423,952
Gladstone Land Corp. (REIT)	15,900	217,671
Outfront Media, Inc. (REIT)	75,600	1,081,080
PotlatchDeltic Corp. (REIT)	42,809	1,686,246
Safehold, Inc. (REIT)	33,057	637,670
Uniti Group, Inc. (REIT)	127,450	372,154

		5,655,138

Total Real Estate		83,273,066

Utilities (2.7%)
Electric Utilities (0.8%)
ALLETE, Inc.	35,123	2,189,919
Genie Energy Ltd., Class B	9,350	136,697

Hawaiian Electric Industries, Inc.	62,440	563,209
MGE Energy, Inc.	20,279	1,515,247
Otter Tail Corp.	22,925	2,008,001
PNM Resources, Inc.	50,571	1,869,104
Portland General Electric Co.	57,082	2,468,225

		10,750,402

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	65,209	2,194,935
Chesapeake Utilities Corp.	11,700	1,242,540
New Jersey Resources Corp.	58,972	2,520,463
Northwest Natural Holding Co.	21,292	768,854
ONE Gas, Inc.	33,940	2,167,069
RGC Resources, Inc.	1,700	34,765
Southwest Gas Holdings, Inc.	33,396	2,350,411
Spire, Inc.	30,382	1,845,099

		13,124,136

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	56,750	222,460
Montauk Renewables, Inc.*	40,280	229,596
Ormat Technologies, Inc.	30,010	2,151,717
Sunnova Energy International, Inc. (x)*	60,600	338,148

		2,941,921

Multi-Utilities (0.4%)
Avista Corp.	41,489	1,435,934
Black Hills Corp.	38,529	2,095,207
Northwestern Energy Group, Inc.	34,768	1,741,182
Unitil Corp.	8,100	419,499

		5,691,822

Water Utilities (0.4%)
American States Water Co.	21,158	1,535,436
Cadiz, Inc. (x)*	20,970	64,797
California Water Service Group	31,440	1,524,526
Consolidated Water Co. Ltd.	8,130	215,770
Global Water Resources, Inc.	5,580	67,518
Middlesex Water Co.	11,300	590,538
Pure Cycle Corp.*	11,510	109,921
SJW Group	18,170	985,177
York Water Co. (The)	6,190	229,587

		5,323,270

Total Utilities		37,831,551

Total Common Stocks (99.1%) (Cost $1,047,038,356)		1,381,949,479

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,614	—
Cartesian Therapeutics, Inc. *	11,360	1,534
Chinook Therapeutics, Inc., CVR *	35,960	14,384
Inhibrx, Inc., CVR(r)*	19,600	9,518

		25,436

See Notes to Financial Statements.

1245

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Rights	Value (Note 1)

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	$798
Theseus Pharmaceuticals, Inc., CVR (r)*	11,450	86

		884

Total Health Care		26,320

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	47,400

Total Materials		47,400

Total Rights (0.0%)† (Cost $47,694)		73,720

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Danimer Scientific, Inc., expiring 7/15/25* (Cost $—)	6,626	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	7,000,000	7,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	13,000,000	13,000,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	2,000,000	2,000,000

Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	7,517,312	7,517,312
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.25% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		42,517,312

Total Short-Term Investments (3.0%) (Cost $42,517,312)		42,517,312

Total Investments in Securities (102.1%) (Cost $1,089,603,362)		1,424,540,511
Other Assets Less Liabilities (-2.1%)		(29,099,399)

Net Assets (100%)		$1,395,441,112

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $429,565 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $58,461,711. This was collateralized by $19,140,924 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $42,521,564 of which $42,517,312 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	157	9/2024	USD	16,210,250	(115,688)

					(115,688)

See Notes to Financial Statements.

1246

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$34,167,756	$—		$—		$34,167,756
Consumer Discretionary	137,456,219	—		—	(b)	137,456,219
Consumer Staples	38,002,481	—		—		38,002,481
Energy	91,350,241	—		—		91,350,241
Financials	237,399,708	—		—		237,399,708
Health Care	237,933,844	—		26,997		237,960,841
Industrials	237,854,399	—		—		237,854,399
Information Technology	183,616,583	—		—		183,616,583
Materials	63,036,634	—		—		63,036,634
Real Estate	83,273,066	—		—		83,273,066
Utilities	37,831,551	—		—		37,831,551
Rights
Health Care	—	15,918		10,402		26,320
Materials	—	47,400		—		47,400
Short-Term Investments
Investment Companies	42,517,312	—		—		42,517,312
Warrants
Materials	—	—	(b)	—		— (b)

Total Assets	$1,424,439,794	$63,318		$37,399		$1,424,540,511

Liabilities:
Futures	$(115,688)	$—		$—		$(115,688)

Total Liabilities	$(115,688)	$—		$—		$(115,688)

Total	$1,424,324,106	$63,318		$37,399		$1,424,424,823

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $14,384 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

(b)	Value is zero.

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(115,688	)*

Total		$(115,688)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1247

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$770,785	$770,785

Total	$770,785	$770,785

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,349,143)	$(1,349,143)

Total	$(1,349,143)	$(1,349,143)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$13,594,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$198,311,343
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$201,451,819

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$525,114,090
Aggregate gross unrealized depreciation	(197,212,264)

Net unrealized appreciation	$327,901,826

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,096,522,997

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,089,603,362)	$1,424,540,511
Cash	12,993,421
Cash held as collateral at broker for futures	1,122,550
Receivable for securities sold	135,944,085
Dividends, interest and other receivables	1,241,094
Receivable for Portfolio shares sold	644,167
Securities lending income receivable	91,681
Due from Custodian	28,230
Other assets	15,623

Total assets	1,576,621,362

LIABILITIES
Payable for securities purchased	137,262,609
Payable for return of collateral on securities loaned	42,517,312
Payable for Portfolio shares repurchased	446,501
Investment management fees payable	283,145
Distribution fees payable – Class IB	265,888
Due to broker for futures variation margin	185,421
Administrative fees payable	104,050
Accrued expenses	115,324

Total liabilities	181,180,250

Commitments and contingent liabilities^
NET ASSETS	$1,395,441,112

Net assets were comprised of:
Paid in capital	$981,620,832
Total distributable earnings (loss)	413,820,280

Net assets	$1,395,441,112

Class IB
Net asset value, offering and redemption price per share, $1,304,508,026 / 116,012,860 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.24

Class K
Net asset value, offering and redemption price per share, $90,933,086 / 8,084,714 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.25

(x)	Includes value of securities on loan of $58,461,711.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $17,363 foreign withholding tax)	$10,175,878
Interest	366,028
Securities lending (net)	587,410

Total income	11,129,316

EXPENSES
Investment management fees	1,711,868
Distribution fees – Class IB(a)	1,468,522
Administrative fees	632,171
Distribution fees – Class IA(a)	143,106
Printing and mailing expenses	74,532
Custodian fees	50,749
Professional fees	50,376
Trustees’ fees	22,585
Recoupment fees	6,786
Miscellaneous	49,920

Gross expenses	4,210,615
Less: Waiver from investment manager	(6,786)

Net expenses	4,203,829

NET INVESTMENT INCOME (LOSS)	6,925,487

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	72,637,641
Futures contracts	770,785

Net realized gain (loss)	73,408,426

Change in unrealized appreciation (depreciation) on:
Investments in securities	(58,060,284)
Futures contracts	(1,349,143)

Net change in unrealized appreciation (depreciation)	(59,409,427)

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,998,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,924,486

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,925,487	$13,498,330
Net realized gain (loss)	73,408,426	46,822,704
Net change in unrealized appreciation (depreciation)	(59,409,427)	141,552,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,924,486	201,873,389

Distributions to shareholders:
Class IA	—	(5,131,903)
Class IB	—	(49,021,082)
Class K	—	(3,683,127)

Total distributions to shareholders	—	(57,836,112)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 297,627 and 1,159,283 shares, respectively ]	3,313,480	12,011,627
Capital shares issued in reinvestment of dividends and distributions [ 0 and 470,320 shares, respectively ]	—	5,131,903
Capital shares repurchased in connection with share class combination (Note 1) [ (10,716,152) and 0 shares, respectively ]	(118,849,797)	—
Capital shares repurchased [ (710,884) and (1,726,370) shares, respectively ]	(7,857,288)	(17,995,353)

Total Class IA transactions	(123,393,605)	(851,823)

Class IB
Capital shares sold [ 4,676,422 and 8,762,215 shares, respectively ]	51,900,621	90,556,944
Capital shares issued in connection with share class combination (Note 1) [ 10,704,114 and 0 shares, respectively ]	118,849,797	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,487,546 shares, respectively ]	—	49,021,082
Capital shares repurchased [ (6,028,002) and (9,620,110) shares, respectively ]	(66,756,522)	(100,290,691)

Total Class IB transactions	103,993,896	39,287,335

Class K
Capital shares sold [ 1,286,684 and 801,725 shares, respectively ]	14,335,605	8,343,604
Capital shares issued in reinvestment of dividends and distributions [ 0 and 337,533 shares, respectively ]	—	3,683,127
Capital shares repurchased [ (842,461) and (1,169,251) shares, respectively ]	(9,217,052)	(12,157,671)

Total Class K transactions	5,118,553	(130,940)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,281,156)	38,304,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,643,330	182,341,849
NET ASSETS:
Beginning of period	1,388,797,782	1,206,455,933

End of period	$1,395,441,112	$1,388,797,782

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021		2020	2019
Net asset value, beginning of period	$11.07		$9.90	$12.92	$12.59		$10.98	$9.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11	0.09	0.07	(aa)	0.05	0.10
Net realized and unrealized gain (loss)	0.11		1.54	(2.64)	1.79		2.10	2.26

Total from investment operations	0.17		1.65	(2.55)	1.86		2.15	2.36

Less distributions:
Dividends from net investment income	—		(0.12)	(0.10)	(0.09)		(0.11)	(0.11)
Distributions from net realized gains	—		(0.36)	(0.37)	(1.44)		(0.43)	(0.70)
Return of capital	—		—	—	—		—	(0.01)

Total dividends and distributions	—		(0.48)	(0.47)	(1.53)		(0.54)	(0.82)

Net asset value, end of period	$11.24		$11.07	$9.90	$12.92		$12.59	$10.98

Total return (b)	1.54%		16.72%	(19.80)%	15.10%		19.73%	25.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,304,508		$1,181,160	$1,019,651	$1,276,432		$1,166,992	$1,016,600
Ratio of expenses to average net assets:
After waivers (a)(f)	0.63%		0.64%	0.63%	0.62%		0.64%	0.63%
Before waivers (a)(f)	0.63%		0.64%	0.63%	0.62%		0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.00%		1.06%	0.84%	0.49	%(bb)	0.51%	0.92%
Before waivers (a)(f)	1.00%		1.06%	0.84%	0.49	%(bb)	0.51%	0.92%
Portfolio turnover rate^	14	%(z)	13%	15%	16%		17%	14%

Class K	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021		2020	2019
Net asset value, beginning of period	$11.06		$9.89	$12.90	$12.58		$10.96	$9.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.14	0.12	0.10	(aa)	0.08	0.13
Net realized and unrealized gain (loss)	0.12		1.54	(2.63)	1.78		2.10	2.25

Total from investment operations	0.19		1.68	(2.51)	1.88		2.18	2.38

Less distributions:
Dividends from net investment income	—		(0.15)	(0.13)	(0.12)		(0.13)	(0.14)
Distributions from net realized gains	—		(0.36)	(0.37)	(1.44)		(0.43)	(0.70)
Return of capital	—		—	—	—		—	(0.01)

Total dividends and distributions	—		(0.51)	(0.50)	(1.56)		(0.56)	(0.85)

Net asset value, end of period	$11.25		$11.06	$9.89	$12.90		$12.58	$10.96

Total return (b)	1.72%		17.00%	(19.55)%	15.30%		20.08%	25.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,933		$84,529	$75,824	$96,112		$88,460	$69,453
Ratio of expenses to average net assets:
After waivers (a)(f)	0.38%		0.39%	0.38%	0.37%		0.39%	0.38%
Before waivers (a)(f)	0.38%		0.39%	0.38%	0.37%		0.39%	0.38%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.26%		1.30%	1.09%	0.73	%(bb)	0.76%	1.18%
Before waivers (a)(f)	1.26%		1.30%	1.09%	0.73	%(bb)	0.76%	1.18%
Portfolio turnover rate^	14	%(z)	13%	15%	16%		17%	14%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

1252

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Financials (0.3%)
Capital Markets (0.0%)†
Helix Acquisition Corp. II, Class A*	11,193	$114,392

Insurance (0.3%)
Oscar Health, Inc., Class A*	33,096	523,579

Total Financials		637,971

Health Care (99.2%)
Biotechnology (32.3%)
ACADIA Pharmaceuticals, Inc.*	7,562	122,883
Acumen Pharmaceuticals, Inc.*	10,700	25,894
Agios Pharmaceuticals, Inc.*	15,747	679,011
Akero Therapeutics, Inc.*	10,866	254,916
Alector, Inc.*	12,854	58,357
Alkermes plc*	19,050	459,105
Allogene Therapeutics, Inc. (x)*	71,082	165,621
Alnylam Pharmaceuticals, Inc.*	16,827	4,088,961
Amgen, Inc.	13,986	4,369,926
AnaptysBio, Inc.*	3,100	77,686
Annexon, Inc.*	15,220	74,578
Apellis Pharmaceuticals, Inc.*	8,165	313,209
Apogee Therapeutics, Inc. (x)*	9,256	364,224
Arcellx, Inc.*	7,592	419,002
Ardelyx, Inc.*	28,727	212,867
Argenx SE (ADR)*	9,327	4,010,983
Ascendis Pharma A/S (ADR)*	7,962	1,085,858
Aura Biosciences, Inc.*	7,297	55,165
Autolus Therapeutics plc (ADR) (x)*	24,911	86,690
Avidity Biosciences, Inc.*	39,882	1,629,180
Beam Therapeutics, Inc.*	15,376	360,260
BeiGene Ltd. (ADR)*	8,474	1,208,986
Bicycle Therapeutics plc (ADR) (x)*	16,402	331,976
BioCryst Pharmaceuticals, Inc.*	18,100	111,858
Biogen, Inc.*	3,534	819,252
Biohaven Ltd.*	22,874	793,957
BioMarin Pharmaceutical, Inc.*	9,226	759,577
Black Diamond Therapeutics, Inc.*	7,800	36,348
Blueprint Medicines Corp.*	23,016	2,480,664
Cabaletta Bio, Inc.*	6,400	47,872
Cargo Therapeutics, Inc.*	26,289	431,665
Celldex Therapeutics, Inc.*	16,409	607,297
Centessa Pharmaceuticals plc (ADR)*	25,942	234,256
CG oncology, Inc. (x)*	8,716	275,164
Corbus Pharmaceuticals Holdings, Inc.*	3,000	135,750
Crinetics Pharmaceuticals, Inc.*	13,785	617,430
Cytokinetics, Inc.*	6,261	339,221
Day One Biopharmaceuticals, Inc.*	5,365	73,930
Denali Therapeutics, Inc.*	15,505	360,026
Disc Medicine, Inc.*	3,232	145,666
Dyne Therapeutics, Inc.*	11,087	391,260
Entrada Therapeutics, Inc. (x)*	6,665	94,976
Exact Sciences Corp.*	10,238	432,556
Generation Bio Co.*	30,137	84,986
Geron Corp.*	87,462	370,839
Gossamer Bio, Inc. (x)*	54,340	48,955
Ideaya Biosciences, Inc.*	11,141	391,161
IGM Biosciences, Inc. (x)*	12,163	83,560
Immatics NV (x)*	23,842	277,044
Immuneering Corp., Class A*	22,529	28,837

Immunocore Holdings plc (ADR) (x)*	16,765	568,166
Immunome, Inc. (x)*	19,865	240,367
Insmed, Inc.*	33,601	2,251,267
Ionis Pharmaceuticals, Inc.*	14,029	668,622
Iovance Biotherapeutics, Inc.*	31,971	256,407
Janux Therapeutics, Inc.*	2,000	83,780
Krystal Biotech, Inc.*	4,730	868,617
Kymera Therapeutics, Inc.*	17,165	512,375
Kyverna Therapeutics, Inc.*	6,557	49,178
Legend Biotech Corp. (ADR)*	12,326	545,919
Lyell Immunopharma, Inc. (x)*	93,573	135,681
MacroGenics, Inc.*	14,900	63,325
Madrigal Pharmaceuticals, Inc.*	4,292	1,202,447
Merus NV*	9,498	561,997
Monte Rosa Therapeutics, Inc. (x)*	22,383	83,712
MoonLake Immunotherapeutics, Class A (x)*	16,107	708,225
Morphic Holding, Inc.*	9,848	335,521
Natera, Inc.*	1,000	108,290
Neurocrine Biosciences, Inc.*	9,896	1,362,382
ORIC Pharmaceuticals, Inc.*	15,700	110,999
Pharming Group NV*	88,786	71,552
Praxis Precision Medicines, Inc.*	4,684	193,730
Prelude Therapeutics, Inc.*	10,246	39,037
Protagonist Therapeutics, Inc.*	11,300	391,545
Prothena Corp. plc*	9,915	204,646
RAPT Therapeutics, Inc.*	2,973	9,068
Regeneron Pharmaceuticals, Inc.*	5,574	5,858,441
Relay Therapeutics, Inc.*	26,192	170,772
Replimune Group, Inc.*	18,925	170,325
REVOLUTION Medicines, Inc.*	19,703	764,673
Rhythm Pharmaceuticals, Inc.*	3,237	132,911
Rocket Pharmaceuticals, Inc.*	15,513	333,995
Sage Therapeutics, Inc.*	9,739	105,766
Sana Biotechnology, Inc.*	38,755	211,602
Sarepta Therapeutics, Inc.*	1,594	251,852
Scholar Rock Holding Corp. (x)*	27,312	227,509
Sensorion SA*	125,889	96,262
Soleno Therapeutics, Inc.*	4,769	194,575
SpringWorks Therapeutics, Inc.*	13,276	500,107
Spyre Therapeutics, Inc.*	4,348	102,221
Summit Therapeutics, Inc. (x)*	24,300	189,540
Taysha Gene Therapies, Inc.*	12,300	27,552
Ultragenyx Pharmaceutical, Inc.*	13,363	549,219
United Therapeutics Corp.*	1,800	573,390
Vaxcyte, Inc.*	10,496	792,553
Vera Therapeutics, Inc., Class A*	11,810	427,286
Vertex Pharmaceuticals, Inc.*	10,229	4,794,537
Voyager Therapeutics, Inc.*	14,167	112,061
Xencor, Inc.*	13,706	259,455
Zai Lab Ltd. (ADR) (x)*	18,060	312,980
Zentalis Pharmaceuticals, Inc.*	18,405	75,276

		59,791,160

Health Care Equipment & Supplies (16.2%)
Becton Dickinson & Co.	8,712	2,036,082
Boston Scientific Corp.*	38,021	2,927,997
Dexcom, Inc.*	8,858	1,004,320
Edwards Lifesciences Corp.*	27,394	2,530,384
Enovis Corp.*	2,800	126,560
Hologic, Inc.*	11,637	864,047
IDEXX Laboratories, Inc.*	1,079	525,689

See Notes to Financial Statements.

1253

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Inspire Medical Systems, Inc.*	2,472	$330,828
Insulet Corp.*	2,403	484,925
Intuitive Surgical, Inc.*	19,969	8,883,210
Lantheus Holdings, Inc.*	4,092	328,547
Novocure Ltd.*	23,619	404,593
Orchestra BioMed Holdings, Inc. (x)*	9,046	73,725
Penumbra, Inc.*	9,522	1,713,674
PROCEPT BioRobotics Corp.*	6,264	382,668
Siemens Healthineers AG (m)	4,746	273,451
Sonova Holding AG (Registered)	1,262	389,928
Stryker Corp.	19,477	6,627,049

		29,907,677

Health Care Providers & Services (17.3%)
agilon health, Inc. (x)*	19,610	128,249
BrightSpring Health Services, Inc. (x)*	15,462	175,648
Cardinal Health, Inc.	5,543	544,988
Cencora, Inc.	1,754	395,176
Centene Corp.*	9,460	627,198
Cigna Group (The)	9,668	3,195,951
Elevance Health, Inc.	12,902	6,991,078
GeneDx Holdings Corp., Class A*	744	19,448
Guardant Health, Inc.*	5,683	164,125
HCA Healthcare, Inc.	6,317	2,029,526
Hims & Hers Health, Inc.*	1,400	28,266
Humana, Inc.	3,411	1,274,520
McKesson Corp.	1,471	859,123
Molina Healthcare, Inc.*	6,537	1,943,450
Surgery Partners, Inc.*	6,193	147,332
Tenet Healthcare Corp.*	11,036	1,468,119
UnitedHealth Group, Inc.	23,640	12,038,906

		32,031,103

Life Sciences Tools & Services (10.9%)
10X Genomics, Inc., Class A*	20,935	407,186
Agilent Technologies, Inc.	10,767	1,395,726
Bio-Techne Corp.	14,451	1,035,414
Bruker Corp.	4,797	306,096
Danaher Corp.	25,222	6,301,717
ICON plc*	3,659	1,146,987
Pacific Biosciences of California, Inc. (x)*	25,532	34,979
Repligen Corp.*	3,493	440,328
Revvity, Inc.	4,200	440,412
Sartorius AG (Preference) (q)	1,491	349,696
Tempus AI, Inc., Class A (x)*	4,888	171,080
Thermo Fisher Scientific, Inc.	14,917	8,249,101

		20,278,722

Pharmaceuticals (22.5%)
Alto Neuroscience, Inc.*	6,191	66,182
Arvinas, Inc.*	10,227	272,243
AstraZeneca plc (ADR)	61,045	4,760,899
Chugai Pharmaceutical Co. Ltd. (x)	16,000	568,438
Daiichi Sankyo Co. Ltd.	13,600	466,943
Elanco Animal Health, Inc.*	16,500	238,095
Eli Lilly and Co.	24,759	22,416,303
EyePoint Pharmaceuticals, Inc. (x)*	11,109	96,648
Longboard Pharmaceuticals, Inc. (x)*	15,698	424,317
Merck & Co., Inc.	59,179	7,326,360
Neumora Therapeutics, Inc.*	11,500	113,045
Novo Nordisk A/S (ADR)	22,532	3,216,218

Ocular Therapeutix, Inc.*	10,400	71,136
Pharvaris NV (x)*	10,056	189,053
Pliant Therapeutics, Inc.*	10,520	113,090
Rapport Therapeutics, Inc. (x)*	13,124	305,264
Structure Therapeutics, Inc. (ADR) (x)*	14,889	584,691
Tarsus Pharmaceuticals, Inc.*	3,497	95,048
Verona Pharma plc (ADR) (x)*	9,300	134,478
WaVe Life Sciences Ltd. (x)*	24,228	120,898

		41,579,349

Total Health Care		183,588,011

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., Class A*	53,863	18,006

Total Materials		18,006

Total Common Stocks (99.5%) (Cost $127,186,132)		184,243,988

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
REVOLUTION Medicines, Inc., expiring 11/14/28*	3,127	223

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	99

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26 (r)*	1,418	—

Total Health Care		322

Total Warrants (0.0%)† (Cost $—)		322

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	600,000	600,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,758,297	1,758,297

Total Investment Companies		2,358,297

Total Short-Term Investments (1.3%) (Cost $2,358,297)		2,358,297

Total Investments in Securities (100.8%) (Cost $129,544,429)		186,602,607
Other Assets Less Liabilities (-0.8%)		(1,558,566)

Net Assets (100%)		$185,044,041

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $273,451 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $5,390,185. This was collateralized by $3,088,505 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 7/30/24 – 2/15/54 and by cash of $2,359,285 of which $2,358,297 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Financials	$637,971	$—	$—		$637,971
Health Care	181,371,741	2,216,270	—		183,588,011
Materials	18,006	—	—		18,006
Short-Term Investments
Investment Companies	2,358,297	—	—		2,358,297
Warrants
Health Care	322	—	—	(b)	322

Total Assets	$184,386,337	$2,216,270	$—		$186,602,607

Total Liabilities	$—	$—	$—		$—

Total	$184,386,337	$2,216,270	$—		$186,602,607

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,216,058
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$57,828,354

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,140,465
Aggregate gross unrealized depreciation	(16,353,019)

Net unrealized appreciation	$55,787,446

Federal income tax cost of investments in securities and derivative instruments, if applicable	$130,815,161

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $129,544,429)	$186,602,607
Cash	786,059
Foreign cash (Cost $4,096)	4,056
Receivable for securities sold	413,098
Dividends, interest and other receivables	126,896
Receivable for Portfolio shares sold	39,531
Securities lending income receivable	9,359
Other assets	2,500

Total assets	187,984,106

LIABILITIES
Payable for return of collateral on securities loaned	2,358,297
Payable for securities purchased	283,854
Investment management fees payable	118,250
Payable for Portfolio shares repurchased	78,655
Distribution fees payable – Class IB	37,717
Administrative fees payable	13,860
Accrued expenses	49,432

Total liabilities	2,940,065

Commitments and contingent liabilities^
NET ASSETS	$185,044,041

Net assets were comprised of:
Paid in capital	$122,452,150
Total distributable earnings (loss)	62,591,891

Net assets	$185,044,041

Class IB
Net asset value, offering and redemption price per share, $185,044,041 / 2,894,591 shares outstanding (unlimited amount authorized: $0.01 par value)	$63.93

(x)	Includes value of securities on loan of $5,390,185.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,652 foreign withholding tax)	$595,668
Interest	32,279
Securities lending (net)	37,440

Total income	665,387

EXPENSES
Investment management fees	873,876
Distribution fees – Class IB	229,967
Administrative fees	84,935
Professional fees	32,856
Custodian fees	16,883
Printing and mailing expenses	14,048
Trustees’ fees	3,048
Miscellaneous	1,714

Gross expenses	1,257,327
Less: Waiver from investment manager	(153,036)

Net expenses	1,104,291

NET INVESTMENT INCOME (LOSS)	(438,904)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	7,446,415
Foreign currency transactions	(1,380)

Net realized gain (loss)	7,445,035

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,690,217
Foreign currency translations	(2,986)

Net change in unrealized appreciation (depreciation)	6,687,231

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,132,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,693,362

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(438,904)	$(736,861)
Net realized gain (loss)	7,445,035	4,018,715
Net change in unrealized appreciation (depreciation)	6,687,231	3,450,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,693,362	6,732,543

Distributions to shareholders:
Class IB	—	(4,416,165)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 155,145 and 264,208 shares, respectively ]	9,621,354	15,300,303
Capital shares issued in reinvestment of dividends and distributions [ 0 and 76,138 shares, respectively ]	—	4,416,165
Capital shares repurchased [ (353,010) and (562,988) shares, respectively ]	(21,825,006)	(32,491,726)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,203,652)	(12,775,258)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,489,710	(10,458,880)
NET ASSETS:
Beginning of period	183,554,331	194,013,211

End of period	$185,044,041	$183,554,331

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021		2020		2019
Net asset value, beginning of period	$59.36		$58.52		$69.08		$65.47		$52.58		$40.98

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.15)		(0.23)		(0.24)		(0.39)		(0.23)		(0.18)
Net realized and unrealized gain (loss)	4.72		2.53		(9.03)		6.57		14.37		11.78

Total from investment operations	4.57		2.30		(9.27)		6.18		14.14		11.60

Less distributions:
Distributions from net realized gains	—		(1.46)		(1.29)		(2.57)		(1.25)		—

Net asset value, end of period	$63.93		$59.36		$58.52		$69.08		$65.47		$52.58

Total return (b)	7.70%		3.97%		(13.38)%		9.51%		26.91%		28.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$185,044		$183,554		$194,013		$238,956		$222,733		$186,093
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (a)(f)	1.37%		1.37%		1.36%		1.35%		1.37%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.48)%		(0.40)%		(0.41)%		(0.56)%		(0.42)%		(0.39)%
Before waivers (a)(f)	(0.64)%		(0.57)%		(0.57)%		(0.71)%		(0.59)%		(0.58)%
Portfolio turnover rate^	26	%(z)	43%		23%		31%		36%		40%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.3%)
Automobile Components (1.9%)
Cie Generale des Etablissements Michelin SCA (ADR)	1,587,800	$30,517,516

Household Durables (5.4%)
Lennar Corp., Class A	340,940	51,096,678
Sony Group Corp. (ADR)	397,000	33,725,150

		84,821,828

Specialty Retail (2.0%)
Lowe’s Cos., Inc.	139,400	30,732,124

Total Consumer Discretionary		146,071,468

Consumer Staples (6.0%)
Beverages (3.9%)
Coca-Cola Co. (The)	526,300	33,498,995
Constellation Brands, Inc., Class A	107,800	27,734,784

		61,233,779

Household Products (2.1%)
Procter & Gamble Co. (The)	199,800	32,951,016

Total Consumer Staples		94,184,795

Energy (4.3%)
Oil, Gas & Consumable Fuels (4.3%)
Coterra Energy, Inc.	1,234,204	32,916,220
TotalEnergies SE (ADR)	519,900	34,666,932

Total Energy		67,583,152

Financials (16.1%)
Banks (8.0%)
Commerce Bancshares, Inc.	288,781	16,108,204
Cullen/Frost Bankers, Inc.	208,061	21,145,240
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	2,521,323	27,230,288
PNC Financial Services Group, Inc. (The)	180,760	28,104,565
US Bancorp	831,600	33,014,520

		125,602,817

Capital Markets (5.5%)
Ameriprise Financial, Inc.	117,300	50,109,387
Blackstone, Inc.	295,900	36,632,420

		86,741,807

Consumer Finance (2.6%)
Capital One Financial Corp.	290,700	40,247,415

Total Financials		252,592,039

Health Care (11.3%)
Biotechnology (2.7%)
Amgen, Inc.	133,600	41,743,320

Health Care Equipment & Supplies (3.7%)
Alcon, Inc.	387,600	34,527,408
Medtronic plc	292,200	22,999,062

		57,526,470

Life Sciences Tools & Services (2.4%)
Danaher Corp.	152,100	38,002,185

Pharmaceuticals (2.5%)
Merck & Co., Inc.	314,300	38,910,340

Total Health Care		176,182,315

Industrials (12.0%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	115,800	33,598,212

Industrial Conglomerates (2.2%)
Honeywell International, Inc.	160,400	34,251,816

Machinery (7.7%)
Oshkosh Corp.	211,900	22,927,580
Parker-Hannifin Corp.	115,663	58,503,502
Xylem, Inc.	290,200	39,359,826

		120,790,908

Total Industrials		188,640,936

Information Technology (21.0%)
Electronic Equipment, Instruments & Components (1.8%)
Teledyne Technologies, Inc.*	72,823	28,253,868

Semiconductors & Semiconductor Equipment (6.0%)
Microchip Technology, Inc.	485,169	44,392,963
QUALCOMM, Inc.	250,000	49,795,000

		94,187,963

Software (13.2%)
Adobe, Inc.*	91,900	51,054,126
ANSYS, Inc.*	127,500	40,991,250
Autodesk, Inc.*	148,500	36,746,325
Microsoft Corp.	173,300	77,456,435

		206,248,136

Total Information Technology		328,689,967

Materials (10.8%)
Chemicals (7.5%)
Corteva, Inc.	838,900	45,250,266
Ecolab, Inc.	162,300	38,627,400
RPM International, Inc.	314,894	33,907,786

		117,785,452

Construction Materials (3.3%)
Martin Marietta Materials, Inc.	94,608	51,258,614

Total Materials		169,044,066

Real Estate (1.6%)
Residential REITs (1.6%)
Equity LifeStyle Properties, Inc. (REIT)	385,131	25,083,582

Total Real Estate		25,083,582

Utilities (5.9%)
Electric Utilities (1.7%)
Xcel Energy, Inc.	488,978	26,116,315

Gas Utilities (2.2%)
Atmos Energy Corp.	296,752	34,616,121

Water Utilities (2.0%)
American Water Works Co., Inc.	245,600	31,721,696

Total Utilities		92,454,132

Total Investments in Securities (98.3%) (Cost $1,248,841,281)		1,540,526,452
Other Assets Less Liabilities (1.7%)		26,622,224

Net Assets (100%)		$1,567,148,676

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
(x)

All or a portion of security is on loan at June 30, 2024. The Portfolio had loaned securities with a total value of $12,477,564. This was collateralized by $12,365,952 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.479%, maturing 10/15/24 - 2/15/54.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$146,071,468	$—	$—	$146,071,468
Consumer Staples	94,184,795	—	—	94,184,795
Energy	67,583,152	—	—	67,583,152
Financials	252,592,039	—	—	252,592,039
Health Care	176,182,315	—	—	176,182,315
Industrials	188,640,936	—	—	188,640,936
Information Technology	328,689,967	—	—	328,689,967
Materials	169,044,066	—	—	169,044,066
Real Estate	25,083,582	—	—	25,083,582
Utilities	92,454,132	—	—	92,454,132

Total Assets	$1,540,526,452	$—	$—	$1,540,526,452

Total Liabilities	$—	$—	$—	$—

Total	$1,540,526,452	$—	$—	$1,540,526,452

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,627,190
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$193,630,990

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330,001,132
Aggregate gross unrealized depreciation	(38,316,699)

Net unrealized appreciation	$291,684,433

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,248,842,019

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,248,841,281)	$1,540,526,452
Cash	25,755,768
Dividends, interest and other receivables	2,335,657
Receivable for Portfolio shares sold	75,403
Securities lending income receivable	2,749
Other assets	18,049

Total assets	1,568,714,078

LIABILITIES
Investment management fees payable	707,300
Payable for Portfolio shares repurchased	418,786
Distribution fees payable – Class IB	262,874
Administrative fees payable	118,444
Accrued expenses	57,998

Total liabilities	1,565,402

Commitments and contingent liabilities^

NET ASSETS	$1,567,148,676

Net assets were comprised of:
Paid in capital	$1,242,722,364
Total distributable earnings (loss)	324,426,312

Net assets	$1,567,148,676

Class IB
Net asset value, offering and redemption price per share, $1,279,536,441 / 55,106,144 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.22

Class K
Net asset value, offering and redemption price per share, $287,612,235 / 12,412,645 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.17

(x)	Includes value of securities on loan of $12,477,564.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $657,715 foreign withholding tax)	$14,562,937
Interest	601,426
Securities lending (net)	33,732

Total income	15,198,095

EXPENSES
Investment management fees	4,329,420
Distribution fees – Class IB (a)	1,443,963
Administrative fees	728,985
Distribution fees – Class IA (a)	154,635
Printing and mailing expenses	82,472
Professional fees	54,968
Custodian fees	32,969
Trustees’ fees	26,344
Miscellaneous	14,810

Total expenses	6,868,566

NET INVESTMENT INCOME (LOSS)	8,329,529

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	26,498,963

Net change in unrealized appreciation (depreciation) on investments in securities	50,886,058

NET REALIZED AND UNREALIZED GAIN (LOSS)	77,385,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,714,550

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,329,529	$17,979,514
Net realized gain (loss)	26,498,963	(2,082,717)
Net change in unrealized appreciation (depreciation)	50,886,058	255,223,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,714,550	271,120,275

Distributions to shareholders:
Class IA	—	(1,631,847)
Class IB	—	(14,031,354)
Class K	—	(4,945,054)

Total distributions to shareholders	—	(20,608,255)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 45,973 and 158,581 shares, respectively ]	1,035,155	3,124,773
Capital shares issued in reinvestment of dividends and distributions [ 0 and 76,768 shares, respectively ]	—	1,631,847
Capital shares repurchased in connection with share class combination (Note 1) [ (5,508,760) and 0 shares, respectively ]	(127,832,717)	—
Capital shares repurchased [ (536,019) and (1,035,125) shares, respectively ]	(12,176,031)	(20,319,404)

Total Class IA transactions	(138,973,593)	(15,562,784)

Class IB
Capital shares sold [ 451,500 and 1,230,316 shares, respectively ]	10,271,291	24,353,323
Capital shares issued in connection with share class combination (Note 1) [ 5,485,491 and 0 shares, respectively ]	127,832,717	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 657,188 shares, respectively ]	—	14,031,354
Capital shares repurchased [ (2,572,260) and (4,589,156) shares, respectively ]	(58,590,443)	(91,085,945)

Total Class IB transactions	79,513,565	(52,701,268)

Class K
Capital shares sold [ 41,103 and 281,684 shares, respectively ]	933,278	5,536,222
Capital shares issued in reinvestment of dividends and distributions [ 0 and 231,748 shares, respectively ]	—	4,945,054
Capital shares repurchased [ (2,647,889) and (2,689,735) shares, respectively ]	(59,821,425)	(54,219,448)

Total Class K transactions	(58,888,147)	(43,738,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(118,348,175)	(112,002,224)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,633,625)	138,509,796
NET ASSETS:
Beginning of period	1,599,782,301	1,461,272,505

End of period	$1,567,148,676	$1,599,782,301

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.01		$18.65	$22.71	$22.01	$23.53	$20.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.23	0.19	0.17	0.36	0.44
Net realized and unrealized gain (loss)	1.10		3.41	(3.62)	5.36	0.19	4.30

Total from investment operations	1.21		3.64	(3.43)	5.53	0.55	4.74

Less distributions:
Dividends from net investment income	—		(0.24)	(0.21)	(0.17)	(0.38)	(0.45)
Distributions from net realized gains	—		(0.04)	(0.42)	(4.66)	(1.69)	(1.13)

Total dividends and distributions	—		(0.28)	(0.63)	(4.83)	(2.07)	(1.58)

Net asset value, end of period	$23.22		$22.01	$18.65	$22.71	$22.01	$23.53

Total return (b)	5.50%		19.52%	(15.11)%	25.38%	2.81%	23.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,279,536		$1,138,830	$1,015,421	$1,260,851	$1,064,449	$1,067,720
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92%		0.92%	0.91%	0.91%	0.95%	0.95%
Before waivers (a)(f)	0.92%		0.92%	0.91%	0.91%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.01%		1.15%	0.95%	0.68%	1.78%	1.90%
Before waivers (a)(f)	1.01%		1.15%	0.95%	0.68%	1.78%	1.90%
Portfolio turnover rate^	6	%(z)	7%	15%	106%	88%	47%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022	2021	2020	2019
Net asset value, beginning of period	$21.94		$18.58	$22.63	$21.94	$23.46	$20.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.28	0.24	0.23	0.42	0.50
Net realized and unrealized gain (loss)	1.09		3.41	(3.61)	5.35	0.18	4.29

Total from investment operations	1.23		3.69	(3.37)	5.58	0.60	4.79

Less distributions:
Dividends from net investment income	—		(0.29)	(0.26)	(0.23)	(0.43)	(0.51)
Distributions from net realized gains	—		(0.04)	(0.42)	(4.66)	(1.69)	(1.13)

Total dividends and distributions	—		(0.33)	(0.68)	(4.89)	(2.12)	(1.64)

Net asset value, end of period	$23.17		$21.94	$18.58	$22.63	$21.94	$23.46

Total return (b)	5.61%		19.87%	(14.86)%	25.68%	3.05%	23.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$287,612		$329,477	$319,580	$410,047	$388,170	$451,221
Ratio of expenses to average net assets:
After waivers (a)(f)	0.67%		0.67%	0.66%	0.66%	0.70%	0.70%
Before waivers (a)(f)	0.67%		0.67%	0.66%	0.66%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.24%		1.40%	1.20%	0.93%	2.04%	2.17%
Before waivers (a)(f)	1.24%		1.40%	1.20%	0.93%	2.04%	2.17%
Portfolio turnover rate^	6	%(z)	7%	15%	106%	88%	47%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Energy (89.2%)
Energy Equipment & Services (4.8%)
Schlumberger NV	83,682	$3,948,117
Tenaris SA	72,784	1,118,554
Tenaris SA (ADR)	7,967	243,153
Valaris Ltd.*	17,586	1,310,157

		6,619,981

Oil, Gas & Consumable Fuels (84.4%)
Antero Resources Corp.*	44,190	1,441,920
ARC Resources Ltd.	216,356	3,860,422
BP plc	100,873	605,944
BP plc (ADR)	83,780	3,024,458
Canadian Natural Resources Ltd.	53,589	1,907,768
Cenovus Energy, Inc.	253,908	4,991,831
Chesapeake Energy Corp. (x)	40,901	3,361,653
Chevron Corp.	43,029	6,730,596
ConocoPhillips	38,684	4,424,676
Coterra Energy, Inc.	126,814	3,382,129
Diamondback Energy, Inc.	25,784	5,161,699
Enbridge, Inc.	40,301	1,433,756
EOG Resources, Inc.	33,285	4,189,583
EQT Corp.	68,113	2,518,819
Equinor ASA	130,855	3,725,145
Equinor ASA (ADR)	10,308	294,397
Exxon Mobil Corp.	86,461	9,953,390
Hess Corp.	43,044	6,349,851
LUKOIL PJSC (ADR) (r)*	41,176	—
Marathon Petroleum Corp.	22,583	3,917,699
Petroleo Brasileiro SA	392,480	2,830,861
Phillips 66	41,862	5,909,659
Shell plc	377,500	13,523,784
Targa Resources Corp.	53,606	6,903,381
TotalEnergies SE	103,113	6,883,031
TotalEnergies SE (ADR)	49,602	3,307,461
Williams Cos., Inc. (The)	158,346	6,729,705

		117,363,618

Total Energy		123,983,599

Materials (0.6%)
Metals & Mining (0.6%)
Glencore plc	142,201	810,880

Total Materials		810,880

Utilities (9.0%)
Electric Utilities (5.3%)
American Electric Power Co., Inc.	14,817	1,300,044
Duke Energy Corp.	9,372	939,356
Edison International	10,439	749,625
Enel SpA	96,474	670,952
Iberdrola SA	77,178	1,001,350
NextEra Energy, Inc.	24,199	1,713,531
Southern Co. (The)	12,987	1,007,402

		7,382,260

Independent Power and Renewable Electricity Producers (0.9%)
China Longyuan Power Group Corp. Ltd., Class H	800,555	719,664
RWE AG	14,203	485,982

		1,205,646

Multi-Utilities (2.8%)
Engie SA	82,507	1,178,292
National Grid plc	70,326	784,624
Sempra	26,150	1,988,969

		3,951,885

Total Utilities		12,539,791

Total Common Stocks (98.8%) (Cost $101,515,370)		137,334,270

SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,092,040	2,092,040

Total Investment Companies		3,092,040

Total Short-Term Investments (2.2%) (Cost $3,092,040)		3,092,040

Total Investments in Securities (101.0%) (Cost $104,607,410)		140,426,310
Other Assets Less Liabilities (-1.0%)		(1,434,031)

Net Assets (100%)		$138,992,279

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $3,025,414. This was collateralized by cash of $3,092,040 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	0.6%
Brazil	2.0
Canada	8.8
China	0.5
France	8.2
Germany	0.3
Italy	0.5
Norway	2.9
Russia	0.0 #
Spain	0.7
United Kingdom	0.6
United States	75.9
Cash and Other	(1.0)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$98,127,141	$25,856,458	$—	(a)	$123,983,599
Materials	—	810,880	—		810,880
Utilities	7,698,927	4,840,864	—		12,539,791
Short-Term Investments
Investment Companies	3,092,040	—	—		3,092,040

Total Assets	$108,918,108	$31,508,202	$—		$140,426,310

Total Liabilities	$—	$—	$—		$—

Total	$108,918,108	$31,508,202	$—		$140,426,310

(a)	Value is zero.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$389	$389

Total	$389	$389

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold – in USD	$18,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$35,480,457
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$42,073,838

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,983,539
Aggregate gross unrealized depreciation	(3,465,300)

Net unrealized appreciation	$35,518,239

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,908,071

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $104,607,410)	$140,426,310
Cash	1,563,205
Foreign cash (Cost $35,976)	35,015
Dividends, interest and other receivables	312,525
Receivable for Portfolio shares sold	52,600
Securities lending income receivable	1,146
Other assets	7,475

Total assets	142,398,276

LIABILITIES
Payable for return of collateral on securities loaned	3,092,040
Payable for Portfolio shares repurchased	115,521
Investment management fees payable	84,562
Payable for securities purchased	39,568
Distribution fees payable – Class IB	28,472
Administrative fees payable	10,463
Accrued expenses	35,371

Total liabilities	3,405,997

Commitments and contingent liabilities^
NET ASSETS	$138,992,279

Net assets were comprised of:
Paid in capital	$140,138,046
Total distributable earnings (loss)	(1,145,767)

Net assets	$138,992,279

Class IB
Net asset value, offering and redemption price per share, $138,992,279 / 31,625,303 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.39

(x)	Includes value of securities on loan of $3,025,414.

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $167,371 foreign withholding tax)	$2,908,865
Interest	33,116
Securities lending (net)	9,966

Total income	2,951,947

EXPENSES
Investment management fees	587,084
Distribution fees – Class IB	172,672
Administrative fees	63,759
Professional fees	36,152
Custodian fees	17,305
Printing and mailing expenses	12,959
Trustees’ fees	2,310
Miscellaneous	5,566

Gross expenses	897,807
Less: Waiver from investment manager	(75,475)

Net expenses	822,332

NET INVESTMENT INCOME (LOSS)	2,129,615

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,295,350
Forward foreign currency contracts	389
Foreign currency transactions	(8,082)

Net realized gain (loss)	8,287,657

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,272,150
Foreign currency translations	(7,408)

Net change in unrealized appreciation (depreciation)	2,264,742

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,552,399

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,682,014

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,129,615	$4,467,836
Net realized gain (loss)	8,287,657	5,460,494
Net change in unrealized appreciation (depreciation)	2,264,742	(2,381,994)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,682,014	7,546,336

Distributions to shareholders:
Class IB	—	(4,419,289)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,612,000 and 7,358,146 shares, respectively ]	15,182,540	29,271,284
Capital shares issued in reinvestment of dividends [ 0 and 1,105,133 shares, respectively ]	—	4,419,289
Capital shares repurchased [ (5,632,358) and (12,392,352) shares, respectively ]	(23,856,691)	(48,769,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,674,151)	(15,079,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,007,863	(11,952,283)
NET ASSETS:
Beginning of period	134,984,416	146,936,699

End of period	$138,992,279	$134,984,416

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022		2021		2020		2019
Net asset value, beginning of period	$4.01		$3.91		$3.07		$2.34		$3.86		$3.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.13		0.16		0.10		0.08		0.02
Net realized and unrealized gain (loss)	0.31		0.10		0.84		0.73		(1.52)		0.02

Total from investment operations	0.38		0.23		1.00		0.83		(1.44)		0.04

Less distributions:
Dividends from net investment income	—		(0.13)		(0.16)		(0.10)		(0.07)		(0.02)
Return of capital	—		—		—		—		(0.01)		(0.02)

Total dividends and distributions	—		(0.13)		(0.16)		(0.10)		(0.08)		(0.04)

Net asset value, end of period	$4.39		$4.01		$3.91		$3.07		$2.34		$3.86

Total return (b)	9.48%		5.99%		32.53%		35.48%		(37.39)%		1.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$138,992		$134,984		$146,937		$89,838		$60,888		$77,209
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (a)(f)	1.30%		1.31%		1.29%		1.33%		1.42%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.08%		3.23%		4.41%		3.41%		3.17%		0.40%
Before waivers (a)(f)	2.97%		3.12%		4.31%		3.26%		2.94%		0.24%
Portfolio turnover rate^	26	%(z)	21%		17%		16%		71%		69	%(h)
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 17%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	2,400	$63,888

Entertainment (1.1%)
Liberty Media Corp.-Liberty Formula One, Class C*	1,700	122,128
Live Nation Entertainment, Inc.*	2,200	206,228
Netflix, Inc.*	23,787	16,053,371
ROBLOX Corp., Class A*	8,500	316,285
Roku, Inc.*	1,600	95,888
Spotify Technology SA*	7,141	2,240,774

		19,034,674

Interactive Media & Services (7.3%)
Alphabet, Inc., Class A	305,595	55,664,129
Alphabet, Inc., Class C	69,882	12,817,757
Meta Platforms, Inc., Class A	88,577	44,662,295
Pinterest, Inc., Class A*	255,800	11,273,106

		124,417,287

Media (1.0%)
Liberty Broadband Corp., Class C*	1,600	87,712
Trade Desk, Inc. (The), Class A*	172,700	16,867,609

		16,955,321

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	8,246	1,452,780

Total Communication Services		161,923,950

Consumer Discretionary (8.7%)
Automobiles (0.6%)
Tesla, Inc.*	54,040	10,693,435

Broadline Retail (4.3%)
Amazon.com, Inc.*	360,750	69,714,937
Coupang, Inc., Class A*	131,985	2,765,086
MercadoLibre, Inc.*	574	943,312

		73,423,335

Distributors (0.0%)†
Pool Corp.	712	218,819

Hotels, Restaurants & Leisure (2.7%)
Airbnb, Inc., Class A*	6,200	940,106
Booking Holdings, Inc.	1,479	5,859,058
Cava Group, Inc.(x)*	128,100	11,881,275
Chipotle Mexican Grill, Inc.*	59,300	3,715,145
Churchill Downs, Inc.	1,400	195,440
Darden Restaurants, Inc.	900	136,188
Domino’s Pizza, Inc.	208	107,397
DoorDash, Inc., Class A*	4,073	443,061
DraftKings, Inc., Class A*	137,700	5,256,009
Expedia Group, Inc.*	1,700	214,183
Hilton Worldwide Holdings, Inc.	2,100	458,220
Las Vegas Sands Corp.	5,500	243,375
Light & Wonder, Inc.*	1,300	136,344
McDonald’s Corp.	668	170,233
MGM Resorts International*	48,680	2,163,339
Norwegian Cruise Line Holdings Ltd.*	6,500	122,135
Royal Caribbean Cruises Ltd.*	1,300	207,259
Starbucks Corp.	12,453	969,466
Texas Roadhouse, Inc., Class A	1,300	223,223
Vail Resorts, Inc.	700	126,091
Wingstop, Inc.	26,700	11,285,022
Wynn Resorts Ltd.	1,400	125,300
Yum! Brands, Inc.	1,500	198,690

		45,176,559

Household Durables (0.0%)†
SharkNinja, Inc.	1,600	120,240
Tempur Sealy International, Inc.	2,600	123,084
TopBuild Corp.*	300	115,581

		358,905

Leisure Products (0.0%)†
Hasbro, Inc.	2,100	122,850
YETI Holdings, Inc.*	3,300	125,895

		248,745

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A*	700	124,488
AutoZone, Inc.*	191	566,143
Burlington Stores, Inc.*	1,100	264,000
CarMax, Inc.*	1,700	124,678
Carvana Co.*	900	115,848
Dick’s Sporting Goods, Inc.	500	107,425
Five Below, Inc.*	1,100	119,867
Floor & Decor Holdings, Inc., Class A*	2,000	198,820
Home Depot, Inc. (The)	23,644	8,139,211
Leslie’s, Inc.*	8,133	34,077
Murphy USA, Inc.	400	187,784
O’Reilly Automotive, Inc.*	796	840,624
RH*	500	122,220
Ross Stores, Inc.	27,313	3,969,125
TJX Cos., Inc. (The)	9,486	1,044,409
Tractor Supply Co.	1,528	412,560
Ulta Beauty, Inc.*	604	233,065
Victoria’s Secret & Co.*	1,366	24,137
Williams-Sonoma, Inc.	700	197,659

		16,826,140

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc.*	1,100	160,534
Deckers Outdoor Corp.*	400	387,180
Lululemon Athletica, Inc.*	1,900	567,530
NIKE, Inc., Class B	11,415	860,349
Skechers USA, Inc., Class A*	1,700	117,504

		2,093,097

Total Consumer Discretionary		149,039,035

Consumer Staples (1.5%)
Beverages (0.3%)
Celsius Holdings, Inc.*	9,046	516,436
Coca-Cola Co. (The)	32,396	2,062,005
Monster Beverage Corp.*	8,546	426,873
PepsiCo, Inc.	15,918	2,625,356

		5,630,670

See Notes to Financial Statements.

1271

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (1.0%)
Costco Wholesale Corp.	12,946	$11,003,970
Dollar General Corp.	13,900	1,837,997
Performance Food Group Co.*	2,100	138,831
Sysco Corp.	4,366	311,689
Walmart, Inc.	58,780	3,979,994

		17,272,481

Food Products (0.0%)†
Hershey Co. (The)	638	117,284
Lamb Weston Holdings, Inc.	1,400	117,712

		234,996

Household Products (0.2%)
Clorox Co. (The)	1,984	270,756
Colgate-Palmolive Co.	6,300	611,352
Kimberly-Clark Corp.	2,000	276,400
Procter & Gamble Co. (The)	7,900	1,302,868

		2,461,376

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	1,100	231,792
Estee Lauder Cos., Inc. (The), Class A	1,282	136,405

		368,197

Total Consumer Staples		25,967,720

Energy (0.2%)
Energy Equipment & Services (0.1%)
ChampionX Corp.	3,900	129,519
Schlumberger NV	38,608	1,821,525
Valaris Ltd.*	3,200	238,400
Weatherford International plc*	1,000	122,450

		2,311,894

Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.	1,700	297,211
Hess Corp.	2,800	413,056
Magnolia Oil & Gas Corp., Class A	6,400	162,176
Matador Resources Co.	3,000	178,800
New Fortress Energy, Inc. (x)	4,200	92,316
Targa Resources Corp.	3,100	399,218
Texas Pacific Land Corp. (x)	300	220,281

		1,763,058

Total Energy		4,074,952

Financials (4.8%)
Banks (0.0%)†
NU Holdings Ltd., Class A*	45,100	581,339

Capital Markets (1.1%)
Ameriprise Financial, Inc.	1,300	555,347
Ares Management Corp., Class A	2,900	386,512
Blackstone, Inc.	10,100	1,250,380
Blue Owl Capital, Inc., Class A	7,100	126,025
Charles Schwab Corp. (The)	96,717	7,127,076
Coinbase Global, Inc., Class A*	2,400	533,352
FactSet Research Systems, Inc.	276	112,682
Goldman Sachs Group, Inc. (The)	1,200	542,784
Jefferies Financial Group, Inc.	2,600	129,376
KKR & Co., Inc.	2,900	305,196
LPL Financial Holdings, Inc.	1,100	307,230
Moody’s Corp.	2,497	1,051,062
Morgan Stanley	1,200	116,628
Morningstar, Inc.	400	118,340
MSCI, Inc.	669	322,291
S&P Global, Inc.	7,570	3,376,220
Tradeweb Markets, Inc., Class A	15,071	1,597,526

		17,958,027

Consumer Finance (0.1%)
Ally Financial, Inc.	3,000	119,010
American Express Co.	3,520	815,056

		934,066

Financial Services (3.0%)
Affirm Holdings, Inc., Class A*	5,567	168,179
Apollo Global Management, Inc.	35,100	4,144,257
Block, Inc., Class A*	3,600	232,164
Corpay, Inc.*	1,406	374,573
Fiserv, Inc.*	53,711	8,005,087
Mastercard, Inc., Class A	31,026	13,687,430
Shift4 Payments, Inc., Class A (x)*	2,000	146,700
Toast, Inc., Class A*	61,300	1,579,701
Visa, Inc., Class A	86,978	22,829,116
Western Union Co. (The)	9,600	117,312
WEX, Inc.*	1,000	177,140

		51,461,659

Insurance (0.6%)
Allstate Corp. (The)	800	127,728
Arthur J Gallagher & Co.	500	129,655
Brown & Brown, Inc.	1,500	134,115
Everest Group Ltd.	500	190,510
Kinsale Capital Group, Inc.	400	154,112
Markel Group, Inc.*	100	157,566
Marsh & McLennan Cos., Inc.	1,001	210,931
Progressive Corp. (The)	43,430	9,020,845
Ryan Specialty Holdings, Inc., Class A (x)	4,100	237,431

		10,362,893

Total Financials		81,297,984

Health Care (8.4%)
Biotechnology (2.4%)
AbbVie, Inc.	57,609	9,881,095
ACADIA Pharmaceuticals, Inc.*	4,400	71,500
Alkermes plc*	3,700	89,170
Alnylam Pharmaceuticals, Inc.*	1,600	388,800
Amgen, Inc.	5,920	1,849,704
Amicus Therapeutics, Inc.*	11,000	109,120
Apellis Pharmaceuticals, Inc.*	1,700	65,212
Argenx SE (ADR)*	3,355	1,442,784
Ascendis Pharma A/S (ADR)*	53,150	7,248,597
Blueprint Medicines Corp.*	37,800	4,074,084
Cerevel Therapeutics Holdings, Inc.*	3,600	147,204
Cytokinetics, Inc.*	2,300	124,614
Denali Therapeutics, Inc.*	2,700	62,694
Exact Sciences Corp.*	4,000	169,000
Exelixis, Inc.*	5,400	121,338
Halozyme Therapeutics, Inc.*	3,600	188,496

See Notes to Financial Statements.

1272

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Incyte Corp.*	3,092	$187,437
Insmed, Inc.*	2,200	147,400
Ionis Pharmaceuticals, Inc.*	2,500	119,150
Ironwood Pharmaceuticals, Inc., Class A*	8,500	55,420
Legend Biotech Corp. (ADR)*	89,496	3,963,778
Madrigal Pharmaceuticals, Inc.*	600	168,096
Natera, Inc.*	2,200	238,238
Neurocrine Biosciences, Inc.*	56,746	7,812,222
Novavax, Inc. (x)*	2,200	27,852
Regeneron Pharmaceuticals, Inc.*	132	138,736
REVOLUTION Medicines, Inc.*	3,100	120,311
Sarepta Therapeutics, Inc.*	1,600	252,800
Ultragenyx Pharmaceutical, Inc.*	2,600	106,860
Vaxcyte, Inc.*	2,300	173,673
Vertex Pharmaceuticals, Inc.*	1,844	864,320

		40,409,705

Health Care Equipment & Supplies (1.8%)
Align Technology, Inc.*	620	149,687
Atrion Corp.	66	29,860
Becton Dickinson & Co.	12,334	2,882,579
Dexcom, Inc.*	38,480	4,362,862
Edwards Lifesciences Corp.*	1,666	153,889
GE HealthCare Technologies, Inc.	2,266	176,567
IDEXX Laboratories, Inc.*	1,200	584,640
Inspire Medical Systems, Inc.*	500	66,915
Insulet Corp.*	1,376	277,677
Intuitive Surgical, Inc.*	35,180	15,649,823
iRhythm Technologies, Inc.*	900	96,876
Lantheus Holdings, Inc.*	1,200	96,348
LivaNova plc*	1,800	98,676
Masimo Corp.*	1,000	125,940
Novocure Ltd.*	1,800	30,834
Penumbra, Inc.*	3,692	664,449
ResMed, Inc.	679	129,974
STAAR Surgical Co.*	1,400	66,654
Stryker Corp.	16,261	5,532,805

		31,177,055

Health Care Providers & Services (1.4%)
agilon health, Inc. (x)*	4,800	31,392
Cardinal Health, Inc.	2,400	235,968
Cencora, Inc.	2,400	540,720
Chemed Corp.	200	108,516
Cigna Group (The)	17,501	5,785,305
DaVita, Inc.*	800	110,856
Elevance Health, Inc.	600	325,116
Ensign Group, Inc. (The)	1,300	160,797
HCA Healthcare, Inc.	782	251,241
HealthEquity, Inc.*	1,600	137,920
Humana, Inc.	2,321	867,242
McKesson Corp.	943	550,750
Molina Healthcare, Inc.*	500	148,650
Option Care Health, Inc.*	4,000	110,800
UnitedHealth Group, Inc.	27,651	14,081,548

		23,446,821

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	2,700	494,127

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A*	2,400	46,680
Bruker Corp.	1,800	114,858
Danaher Corp.	7,637	1,908,105
ICON plc*	14,060	4,407,388
IQVIA Holdings, Inc.*	600	126,864
Maravai LifeSciences Holdings, Inc., Class A*	6,719	48,108
Medpace Holdings, Inc.*	500	205,925
OmniAb, Inc. (r)(x)*	690	—
Repligen Corp.*	900	113,454
Waters Corp.*	500	145,060
West Pharmaceutical Services, Inc.	600	197,634

		7,314,076

Pharmaceuticals (2.4%)
Eli Lilly and Co.	37,800	34,223,364
Innoviva, Inc.*	3,432	56,285
Intra-Cellular Therapies, Inc.*	1,800	123,282
Merck & Co., Inc.	36,000	4,456,800
Zoetis, Inc.	5,347	926,956

		39,786,687

Total Health Care		142,628,471

Industrials (3.7%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	34,200	10,063,008
Boeing Co. (The)*	6,860	1,248,588
BWX Technologies, Inc.	1,800	171,000
General Electric Co.	3,300	524,601
HEICO Corp.	800	178,888
HEICO Corp., Class A	1,520	269,830
Howmet Aerospace, Inc.	26,574	2,062,940
Lockheed Martin Corp.	930	434,403
TransDigm Group, Inc.	7,872	10,057,346

		25,010,604

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	1,554	193,924

Building Products (0.1%)
AAON, Inc.	1,873	163,400
Advanced Drainage Systems, Inc.	700	112,273
Builders FirstSource, Inc.*	900	124,569
Carlisle Cos., Inc.	300	121,563
Lennox International, Inc.	500	267,490
Trane Technologies plc	1,200	394,716
Trex Co., Inc.*	2,400	177,888

		1,361,899

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	235,520
Cintas Corp.	1,172	820,705
Copart, Inc.*	11,520	623,923
Rollins, Inc.	5,900	287,861
Tetra Tech, Inc.	581	118,803
Veralto Corp.	1,600	152,752
Waste Management, Inc.	5,700	1,216,038

		3,455,602

See Notes to Financial Statements.

1273

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)†
Comfort Systems USA, Inc.	600	$182,472
EMCOR Group, Inc.	300	109,524
Quanta Services, Inc.	700	177,863
WillScot Mobile Mini Holdings Corp.*	2,700	101,628

		571,487

Electrical Equipment (0.2%)
Generac Holdings, Inc.*	900	118,998
Rockwell Automation, Inc.	434	119,471
Vertiv Holdings Co., Class A	43,180	3,738,093

		3,976,562

Ground Transportation (0.9%)
Lyft, Inc., Class A*	8,400	118,440
Old Dominion Freight Line, Inc.	3,100	547,460
Saia, Inc.*	400	189,716
Uber Technologies, Inc.*	115,140	8,368,375
U-Haul Holding Co.	2,000	120,040
Union Pacific Corp.	22,944	5,191,310
XPO, Inc.*	1,600	169,840

		14,705,181

Industrial Conglomerates (0.0%)†
3M Co.	1,500	153,285
Honeywell International, Inc.	1,500	320,310

		473,595

Machinery (0.3%)
Caterpillar, Inc.	1,019	339,429
Chart Industries, Inc. (x)*	1,000	144,340
Illinois Tool Works, Inc.	1,604	380,084
Ingersoll Rand, Inc.	38,217	3,471,632
Lincoln Electric Holdings, Inc.	1,000	188,640

		4,524,125

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	7,400	83,842

Professional Services (0.4%)
Automatic Data Processing, Inc.	5,387	1,285,823
Booz Allen Hamilton Holding Corp.	2,500	384,750
Broadridge Financial Solutions, Inc.	2,100	413,700
Dayforce, Inc.*	1,800	89,280
Equifax, Inc.	7,916	1,919,313
ExlService Holdings, Inc.*	3,000	94,080
KBR, Inc.	1,800	115,452
Paychex, Inc.	1,673	198,351
Paycom Software, Inc.	1,000	143,040
Paylocity Holding Corp.*	3,720	490,482
TransUnion	1,600	118,656
Verisk Analytics, Inc.	2,368	638,295

		5,891,222

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	1,100	213,400
Core & Main, Inc., Class A*	2,500	122,350
Fastenal Co.	7,704	484,119
Ferguson plc	800	154,920
FTAI Aviation Ltd.	1,400	144,522
SiteOne Landscape Supply, Inc.*	900	109,269
United Rentals, Inc.	300	194,019
WW Grainger, Inc.	507	457,436

		1,880,035

Total Industrials		62,128,078

Information Technology (34.9%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	34,700	12,161,656
Cisco Systems, Inc.	71,250	3,385,088
Motorola Solutions, Inc.	1,100	424,655
Ubiquiti, Inc.	700	101,962

		16,073,361

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	89,946	6,059,662
CDW Corp.	1,000	223,840
Fabrinet*	500	122,395
Jabil, Inc.	1,900	206,701
Novanta, Inc.*	700	114,177
Zebra Technologies Corp., Class A*	400	123,572

		6,850,347

IT Services (1.1%)
Cloudflare, Inc., Class A*	107,800	8,929,074
DigitalOcean Holdings, Inc.*	2,900	100,775
EPAM Systems, Inc.*	1,100	206,921
Gartner, Inc.*	1,111	498,906
Globant SA*	800	142,608
GoDaddy, Inc., Class A*	1,700	237,507
Hackett Group, Inc. (The)	2,178	47,306
MongoDB, Inc.*	2,559	639,647
Okta, Inc.*	1,700	159,137
Shopify, Inc., Class A*	33,000	2,179,650
Snowflake, Inc., Class A*	34,275	4,630,210
Twilio, Inc., Class A*	1,400	79,534
VeriSign, Inc.*	500	88,900

		17,940,175

Semiconductors & Semiconductor Equipment (9.1%)
Advanced Micro Devices, Inc.*	84,416	13,693,119
Applied Materials, Inc.	10,810	2,551,052
ASML Holding NV (Registered) (ADR)	7,112	7,273,656
Axcelis Technologies, Inc.*	700	99,533
Broadcom, Inc.	6,457	10,366,907
Enphase Energy, Inc.*	2,500	249,275
Entegris, Inc.	2,100	284,340
KLA Corp.	1,900	1,566,569
Lam Research Corp.	1,900	2,023,215
Lattice Semiconductor Corp.*	2,600	150,774
Marvell Technology, Inc.	1,800	125,820
Monolithic Power Systems, Inc.	700	575,176
NVIDIA Corp.	835,230	103,184,314
NXP Semiconductors NV	13,960	3,756,496
QUALCOMM, Inc.	14,865	2,960,811
Rambus, Inc.*	2,000	117,520
Synaptics, Inc.*	1,000	88,200
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	33,370	5,800,040

See Notes to Financial Statements.

1274

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Teradyne, Inc.	2,000	$296,580
Texas Instruments, Inc.	1,581	307,552
Universal Display Corp.	718	150,960

		155,621,909

Software (18.3%)
8x8, Inc.*	6,300	13,986
Adobe, Inc.*	17,620	9,788,615
Appian Corp., Class A*	1,500	46,290
AppLovin Corp., Class A*	152,300	12,674,406
Asana, Inc., Class A*	3,400	47,566
Atlassian Corp., Class A*	14,096	2,493,300
Aurora Innovation, Inc., Class A*	99,692	276,147
Autodesk, Inc.*	3,097	766,353
Bentley Systems, Inc., Class B	4,000	197,440
C3.ai, Inc., Class A (x)*	539	15,609
Cadence Design Systems, Inc.*	26,730	8,226,157
Confluent, Inc., Class A*	432,100	12,759,913
Crowdstrike Holdings, Inc., Class A*	51,262	19,643,086
Datadog, Inc., Class A*	142,200	18,441,918
DocuSign, Inc.*	3,700	197,950
DoubleVerify Holdings, Inc.*	4,600	89,562
Dynatrace, Inc.*	36,238	1,621,288
Elastic NV*	125,200	14,261,532
Envestnet, Inc.*	2,800	175,252
Everbridge, Inc.*	1,300	45,487
Fair Isaac Corp.*	1,911	2,844,829
Five9, Inc.*	1,600	70,560
Fortinet, Inc.*	20,562	1,239,272
HubSpot, Inc.*	900	530,811
Intuit, Inc.	18,052	11,863,955
Manhattan Associates, Inc.*	1,100	271,348
Microsoft Corp.#	253,708	113,394,791
MicroStrategy, Inc., Class A (x)*	45	61,986
Nutanix, Inc., Class A*	2,200	125,070
OneSpan, Inc.*	1,452	18,615
Oracle Corp.	22,259	3,142,971
Palantir Technologies, Inc., Class A*	532,000	13,475,560
Palo Alto Networks, Inc.*	4,400	1,491,644
Pegasystems, Inc.	1,400	84,742
PTC, Inc.*	1,000	181,670
Q2 Holdings, Inc.*	2,400	144,792
RingCentral, Inc., Class A*	2,500	70,500
Salesforce, Inc.	38,861	9,991,163
Samsara, Inc., Class A*	454,100	15,303,170
SAP SE (ADR) (x)	25,509	5,145,420
SentinelOne, Inc., Class A*	6,400	134,720
ServiceNow, Inc.*	34,475	27,120,448
SPS Commerce, Inc.*	700	131,712
Synopsys, Inc.*	2,200	1,309,132
Teradata Corp.*	2,300	79,488
Tyler Technologies, Inc.*	746	375,074
UiPath, Inc., Class A*	7,600	96,368
Unity Software, Inc.*	4,422	71,902
Workday, Inc., Class A*	3,348	748,479
Zscaler, Inc.*	1,600	307,504

		311,609,553

Technology Hardware, Storage & Peripherals (5.1%)
Apple, Inc.	402,225	84,716,629
Dell Technologies, Inc., Class C	900	124,119
HP, Inc.	4,000	140,080
NetApp, Inc.	1,700	218,960
Pure Storage, Inc., Class A*	3,900	250,419
Super Micro Computer, Inc.*	700	573,545

		86,023,752

Total Information Technology		594,119,097

Materials (0.2%)
Chemicals (0.2%)
Balchem Corp.	900	138,555
Celanese Corp.	900	121,401
Ecolab, Inc.	3,440	818,720
RPM International, Inc.	1,400	150,752
Sherwin-Williams Co. (The)	3,018	900,662

		2,130,090

Construction Materials (0.0%)†
Eagle Materials, Inc.	700	152,222
Martin Marietta Materials, Inc.	200	108,360
Vulcan Materials Co.	500	124,340

		384,922

Containers & Packaging (0.0%)†
Avery Dennison Corp.	1,000	218,650
Sealed Air Corp.	3,400	118,286

		336,936

Metals & Mining (0.0%)†
Southern Copper Corp.	1,200	129,288

Total Materials		2,981,236

Real Estate (0.3%)
Real Estate Management & Development (0.2%)
CoStar Group, Inc.*	43,690	3,239,177

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	1,262	191,571

Specialized REITs (0.1%)
American Tower Corp. (REIT)	6,667	1,295,932
Equinix, Inc. (REIT)	207	156,616
Iron Mountain, Inc. (REIT)	2,400	215,088
Lamar Advertising Co. (REIT), Class A	1,300	155,389
Public Storage (REIT)	419	120,525

		1,943,550

Total Real Estate		5,374,298

Utilities (0.0%)†
Electric Utilities (0.0%)†
Constellation Energy Corp.	700	140,189
NRG Energy, Inc.	1,500	116,790

		256,979

See Notes to Financial Statements.

1275

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)†
Vistra Corp.	4,900	$421,302

Total Utilities		678,281

Total Common Stocks (72.2%) (Cost $542,817,536)		1,230,213,102

EXCHANGE TRADED FUNDS (ETF):
Equity (7.2%)
iShares Russell 1000 Growth ETF	84,901	30,947,263
Vanguard Growth ETF	165,354	61,844,050
Vanguard Russell 1000 Growth ETF (x)	330,034	30,960,490

Total Exchange Traded Funds (7.2%) (Cost $85,258,613)		123,751,803

SHORT-TERM INVESTMENTS:
Investment Companies (13.7%)
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	800,192	800,192
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)	231,547,296	231,593,605

Total Investment Companies		233,393,797

Total Short-Term Investments (13.7%) (Cost $233,435,226)		233,393,797

Total Investments in Securities (93.1%) (Cost $861,511,375)		1,587,358,702
Other Assets Less Liabilities (6.9%)		117,008,617

Net Assets (100%)		$1,704,367,319

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,157,850.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $1,770,821. This was collateralized by $26,138 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/30/24 – 2/15/54 and by cash of $1,800,192 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	579	9/2024	USD	230,757,555	3,541,116
S&P 500 E-Mini Index	359	9/2024	USD	99,110,925	385,996

					3,927,112

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$161,923,950	$—	$—		$161,923,950
Consumer Discretionary	149,039,035	—	—		149,039,035
Consumer Staples	25,967,720	—	—		25,967,720
Energy	4,074,952	—	—		4,074,952
Financials	81,297,984	—	—		81,297,984
Health Care	142,628,471	—	—	(a)	142,628,471
Industrials	62,128,078	—	—		62,128,078
Information Technology	594,119,097	—	—		594,119,097
Materials	2,981,236	—	—		2,981,236
Real Estate	5,374,298	—	—		5,374,298
Utilities	678,281	—	—		678,281
Exchange Traded Funds	123,751,803	—	—		123,751,803
Futures	3,927,112	—	—		3,927,112
Short-Term Investments
Investment Companies	233,393,797	—	—		233,393,797

Total Assets	$1,591,285,814	$—	$—		$1,591,285,814

Total Liabilities	$—	$—	$—		$—

Total	$1,591,285,814	$—	$—		$1,591,285,814

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$3,927,112	*

Total		$3,927,112

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$34,308,641	$34,308,641

Total	$34,308,641	$34,308,641

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,562,078)	$(5,562,078)

Total	$(5,562,078)	$(5,562,078)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$238,602,000

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$603,453,725
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$764,203,269

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$717,386,268
Aggregate gross unrealized depreciation	(11,216,234)

Net unrealized appreciation	$706,170,034

Federal income tax cost of investments in securities and derivative instruments, if applicable	$885,115,780

For the six months ended June 30, 2024, the Portfolio incurred approximately $1,481 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $861,511,375)	$1,587,358,702
Cash	24,472,507
Receivable for securities sold	120,548,000
Dividends, interest and other receivables	1,249,350
Receivable for Portfolio shares sold	116,137
Securities lending income receivable	2,650
Other assets	18,143

Total assets	1,733,765,489

LIABILITIES
Payable for securities purchased	24,485,240
Payable for return of collateral on securities loaned	1,800,192
Due to broker for futures variation margin	1,247,315
Investment management fees payable	769,446
Payable for Portfolio shares repurchased	468,027
Distribution fees payable – Class IA	306,184
Administrative fees payable	173,289
Distribution fees payable – Class IB	34,506
Accrued expenses	113,971

Total liabilities	29,398,170

Commitments and contingent liabilities^
NET ASSETS	$1,704,367,319

Net assets were comprised of:
Paid in capital	$793,724,016
Total distributable earnings (loss)	910,643,303

Net assets	$1,704,367,319

Class IA
Net asset value, offering and redemption price per share, $1,521,245,796 / 19,197,163 shares outstanding (unlimited amount authorized: $0.01 par value)	$79.24

Class IB
Net asset value, offering and redemption price per share, $171,672,997 / 2,244,629 shares outstanding (unlimited amount authorized: $0.01 par value)	$76.48

Class K
Net asset value, offering and redemption price per share, $11,448,526 / 143,459 shares outstanding (unlimited amount authorized: $0.01 par value)	$79.80

(x)	Includes value of securities on loan of $1,770,821.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,402 foreign withholding tax)	$9,463,944
Interest	580,373
Securities lending (net)	31,084

Total income	10,075,401

EXPENSES
Investment management fees	4,496,480
Distribution fees – Class IA	1,786,333
Administrative fees	1,012,423
Distribution fees – Class IB	198,621
Custodian fees	87,668
Printing and mailing expenses	80,187
Professional fees	55,158
Trustees’ fees	26,122
Miscellaneous	13,077

Total expenses	7,756,069

NET INVESTMENT INCOME (LOSS)	2,319,332

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	141,074,912
Futures contracts	34,308,641

Net realized gain (loss)	175,383,553

Change in unrealized appreciation (depreciation) on:
Investments in securities	101,394,890
Futures contracts	(5,562,078)

Net change in unrealized appreciation (depreciation)	95,832,812

NET REALIZED AND UNREALIZED GAIN (LOSS)	271,216,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$273,535,697

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,319,332	$5,288,179
Net realized gain (loss)	175,383,553	72,488,562
Net change in unrealized appreciation (depreciation)	95,832,812	359,236,027

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	273,535,697	437,012,768

Distributions to shareholders:
Class IA	—	(32,072,105)
Class IB	—	(3,594,049)
Class K	—	(300,366)

Total distributions to shareholders	—	(35,966,520)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 135,763 and 171,686 shares, respectively ]	10,021,812	10,125,898
Capital shares issued in reinvestment of dividends and distributions [ 0 and 489,300 shares, respectively ]	—	32,072,105
Capital shares repurchased [ (1,137,446) and (2,027,141) shares, respectively ]	(82,681,877)	(120,579,065)

Total Class IA transactions	(72,660,065)	(78,381,062)

Class IB
Capital shares sold [ 110,655 and 213,714 shares, respectively ]	7,768,878	12,264,792
Capital shares issued in reinvestment of dividends and distributions [ 0 and 56,802 shares, respectively ]	—	3,594,049
Capital shares repurchased [ (149,378) and (259,898) shares, respectively ]	(10,513,468)	(14,765,638)

Total Class IB transactions	(2,744,590)	1,093,203

Class K
Capital shares sold [ 7,230 and 20,411 shares, respectively ]	527,736	1,209,879
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,554 shares, respectively ]	—	300,366
Capital shares repurchased [ (39,034) and (35,511) shares, respectively ]	(2,855,751)	(2,175,046)

Total Class K transactions	(2,328,015)	(664,801)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(77,732,670)	(77,952,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	195,803,027	323,093,588
NET ASSETS:
Beginning of period	1,508,564,292	1,185,470,704

End of period	$1,704,367,319	$1,508,564,292

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IA			2023	2022		2021	2020	2019
Net asset value, beginning of period	$66.81		$49.50	$84.48		$84.51	$66.71	$54.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.23	(0.10)		(0.32)	(0.06)	0.49
Net realized and unrealized gain (loss)	12.33		18.69	(26.58)		17.41	25.63	17.64

Total from investment operations	12.43		18.92	(26.68)		17.09	25.57	18.13

Less distributions:
Dividends from net investment income	—		(0.23)	—		—	—	(0.51)
Distributions from net realized gains	—		(1.38)	(8.30)		(17.12)	(7.77)	(5.79)

Total dividends and distributions	—		(1.61)	(8.30)		(17.12)	(7.77)	(6.30)

Net asset value, end of period	$79.24		$66.81	$49.50		$84.48	$84.51	$66.71

Total return (b)	18.60%		38.30%	(32.15)%		20.49%	38.83%	33.35	%(cc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,521,246		$1,349,545	$1,067,542		$1,698,352	$1,528,550	$1,210,068
Ratio of expenses to average net assets (a)(f)	0.97%		0.98%	0.97%		0.95%	0.97%	0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	0.29%		0.39%	(0.16)%		(0.35)%	(0.09)%	0.75%
Portfolio turnover rate^	45	%(z)	81%	83	%(h)	74%	60%	56%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022		2021	2020	2019
Net asset value, beginning of period	$64.48		$47.82	$82.00		$82.45	$65.23	$53.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.22	(0.10)		(0.31)	(0.06)	0.48
Net realized and unrealized gain (loss)	11.90		18.05	(25.78)		16.98	25.05	17.28

Total from investment operations	12.00		18.27	(25.88)		16.67	24.99	17.76

Less distributions:
Dividends from net investment income	—		(0.23)	—		—	—	(0.51)
Distributions from net realized gains	—		(1.38)	(8.30)		(17.12)	(7.77)	(5.79)

Total dividends and distributions	—		(1.61)	(8.30)		(17.12)	(7.77)	(6.30)

Net asset value, end of period	$76.48		$64.48	$47.82		$82.00	$82.45	$65.23

Total return (b)	18.61%		38.29%	(32.15)%		20.49%	38.82%	33.35	%(cc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171,673		$147,241	$108,682		$161,968	$137,403	$107,518
Ratio of expenses to average net assets (a)(f)	0.97%		0.98%	0.97%		0.95%	0.97%	0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	0.29%		0.39%	(0.15)%		(0.35)%	(0.09)%	0.75%
Portfolio turnover rate^	45	%(z)	81%	83	%(h)	74%	60%	56%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022		2021	2020	2019
Net asset value, beginning of period	$67.20		$49.77	$84.66		$84.45	$66.50	$54.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.38	0.07	†	(0.09)	0.12 †	0.66
Net realized and unrealized gain (loss)	12.40		18.81	(26.66)		17.42	25.60	17.60

Total from investment operations	12.60		19.19	(26.59)		17.33	25.72	18.26

Less distributions:
Dividends from net investment income	—		(0.38)	—		—	—	(0.68)
Distributions from net realized gains	—		(1.38)	(8.30)		(17.12)	(7.77)	(5.79)

Total dividends and distributions	—		(1.76)	(8.30)		(17.12)	(7.77)	(6.47)

Net asset value, end of period	$79.80		$67.20	$49.77		$84.66	$84.45	$66.50

Total return (b)	18.75%		38.63%	(31.98)%		20.79%	39.18%	33.68	%(cc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,449		$11,778	$9,247		$13,336	$11,232	$8,537
Ratio of expenses to average net assets (a)(f)	0.72%		0.73%	0.72%		0.70%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets (a)(f)	0.54%		0.63%	0.10%		(0.10)%	0.16%	1.02%
Portfolio turnover rate^	45	%(z)	81%	83	%(h)	74%	60%	56%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 33.27% for Class IA, 33.27% for Class IB and 33.60% for Class K.

See Notes to Financial Statements.

1282

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.5%)
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§		$382,478	$351,869
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 5.800%, 1/25/37 (l)		1,150,160	663,296
AIMCO CLO,
Series 2015-AA X 6.529%, 10/17/34 (l)§		187,500	187,526
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		194,692	190,311
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§		750,000	690,093
Series 2021-1A B 2.482%, 8/15/46§		500,000	455,417
Allegro CLO IX Ltd.,
Series 2018-3A A1R 6.557%, 10/16/31 (l)§		500,000	500,169
American Airlines Pass-Through Trust,
Series 2015-2 AA 3.600%, 9/22/27		62,101	58,686
Series 2019-1 A 3.500%, 2/15/32		391,499	341,583
Series 2021-1 A 2.875%, 7/11/34		735,652	625,304
AMSR Trust,
Series 2024-SFR1 B 4.290%, 7/17/41§		1,145,000	1,070,506
Series 2024-SFR1 C 4.290%, 7/17/41§		1,026,000	952,990
Anchorage Capital CLO Ltd.,
Series 2018-10A A1AR 0.000%, 10/15/31 (l)§		700,000	700,000
APEX Credit CLO Ltd.,
Series 2018-2A A1RR 6.560%, 10/20/31 (l)§		500,000	500,000
Apidos CLO XXIV,
Series 2016-24A A1AL 6.536%, 10/20/30 (l)§		462,998	463,459
Apidos CLO XXVII,
Series 2017-27A A1R 6.509%, 7/17/30 (l)§		136,598	136,640
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL4 A 6.793%, 11/15/36 (l)§		240,000	239,259
Series 2022-FL2 A 7.179%, 5/15/37 (l)§		135,928	135,758
AREIT Ltd.,
Series 2024-CRE9 A 7.015%, 5/17/41 (l)§		420,000	419,213
AREIT Trust,
Series 2021-CRE5 A 6.523%, 11/17/38 (l)§		280,366	278,675
Ares LIX CLO Ltd.,
Series 2021-59A B1 6.985%, 4/25/34 (l)§		500,000	500,247
Ares Loan Funding IV Ltd.,
Series 2023-ALF4A D 10.009%, 10/15/36 (l)§		250,000	253,141
Atrium IX,
Series 9A AR2 6.587%, 5/28/30 (l)§		216,025	216,252
Barings CLO Ltd.,
Series 2018-3A A1 6.536%, 7/20/29 (l)§		20,467	20,466
Birch Grove CLO Ltd.,
Series 19A A1RR 6.912%, 7/17/37 (l)§		600,000	599,910
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§		552,348	491,947
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1 6.670%, 7/15/31 (l)§		209,131	209,405
BNPP AM Euro CLO DAC,
Series 2018-1A AR 4.506%, 4/15/31 (l)§	EUR	249,899	264,884
Bridge Street CLO I Ltd.,
Series 2020-1A A1R 6.892%, 7/20/37 (l)§		$1,000,000	1,000,000
Bridge Street CLO IV Ltd.,
Series 2024-1A A 6.924%, 4/20/37 (l)§		500,000	501,782
Bristol Park CLO Ltd.,
Series 2016-1A AR 6.580%, 4/15/29 (l)§		255,262	255,413
Canyon Capital CLO Ltd.,
Series 2021-2A B1 7.340%, 4/15/34 (l)§		250,000	250,018
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5 6.023%, 7/15/27 (l)		600,000	600,543
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2 6.726%, 4/20/34 (l)§		500,000	500,416
Carlyle US CLO Ltd.,
Series 2017-2A AR2 6.837%, 7/20/37 (l)§		500,000	502,317
CarVal CLO IX-C Ltd.,
Series 2024-1A B 7.425%, 4/20/37 (l)§		1,000,000	1,011,213
CIFC Funding 2021-IV Ltd.,
Series 2021-4A B 7.170%, 7/15/33 (l)§		250,000	250,049
CIFC Funding 2021-V Ltd.,
Series 2021-5A C 7.640%, 7/15/34 (l)§		250,000	250,352
CIFC Funding Ltd.,
Series 2013-3RA A1 6.565%, 4/24/31 (l)§		204,722	204,962
Citibank Credit Card Issuance Trust,
Series 2018-A5 A5 6.052%, 8/7/27 (l)		300,000	301,342
CPS Auto Receivables Trust,
Series 2021-A D 1.160%, 12/15/26§		313,702	308,206
Series 2021-A E 2.530%, 3/15/28§		500,000	481,747

See Notes to Financial Statements.

1283

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)		$4,798,408	$1,166,570
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§		900,000	834,101
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28		38,041	34,538
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§		480,000	437,388
Dryden 50 Senior Loan Fund,
Series 2017-50A B 7.240%, 7/15/30 (l)§		350,000	350,443
Elevation CLO Ltd.,
Series 2018-9A A1 6.710%, 7/15/31 (l)§		409,349	409,610
FS RIALTO,
Series 2021-FL2 A 6.663%, 5/16/38 (l)§		306,492	304,827
FS Rialto Issuer LLC,
Series 2022-FL5 A 7.642%, 6/19/37 (l)§		104,000	104,150
Series 2022-FL6 A 7.922%, 8/17/37 (l)§		100,000	100,530
Galaxy XXVII CLO Ltd.,
Series 2018-27A A 6.608%, 5/16/31 (l)§		158,447	158,648
Generate CLO 9 Ltd.,
Series 9A A 6.786%, 10/20/34 (l)§		500,000	500,431
GLS Auto Receivables Issuer Trust,
Series 2022-3A A2 4.590%, 5/15/26§		10,414	10,408
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§		573,468	451,422
Series 2021-5CS B 2.560%, 10/20/48§		366,420	280,073
Series 2023-1GS A 5.520%, 2/22/55§		52,860	50,859
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B 7.043%, 9/15/37 (l)§		145,000	144,558
Grippen Park CLO Ltd.,
Series 2017-1A A 6.846%, 1/20/30 (l)§		48,035	48,079
GSAA Home Equity Trust,
Series 2006-5 2A1 5.600%, 3/25/36 (l)		10,051	3,367
Series 2007-10 A2A 6.500%, 11/25/37		2,057,666	829,043
Series 2007-8 A2 6.160%, 8/25/37 (l)		55,673	53,472
Harvest CLO XXV DAC,
Series 25A AR 4.847%, 10/21/34 (l)§	EUR	500,000	532,334
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§		$375,000	340,005
Hertz Vehicle Financing LLC,
Series 2021-1A C 2.050%, 12/26/25§		375,000	369,812
Home Partners of America Trust,
Series 2021-1 D 2.477%, 9/17/41§		563,893	471,232
Series 2021-1 F 3.325%, 9/17/41§		480,793	395,204
HPS Loan Management Ltd.,
Series 11A-17 AR 6.618%, 5/6/30 (l)§		86,111	86,165
Series 6A-2015 A1R 6.598%, 2/5/31 (l)§		108,654	108,654
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 5.740%, 10/25/36 (l)		7,219,591	2,178,177
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3 5.020%, 3/15/27§		500,000	497,707
Invesco Euro CLO,
Series 6A D 6.956%, 7/15/34 (l)§	EUR	250,000	250,968
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5 5.940%, 8/25/36 (l)		$3,972,990	1,682,195
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§		1,075,947	984,791
LCCM Trust,
Series 2021-FL3 A 6.893%, 11/15/38 (l)§		327,908	326,600
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§		700,000	639,043
Series 2022-1A A 5.120%, 7/20/32§		216,000	213,776
LFT CRE Ltd.,
Series 2021-FL1 B 7.193%, 6/15/39 (l)§		250,000	244,491
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 5.680%, 10/25/36 (l)		2,555,155	781,389
Madison Park Funding XLVI Ltd.,
Series 2020-46A B1R 7.240%, 10/15/34 (l)§		250,000	250,000
Madison Park Funding XXXVI Ltd.,
Series 2019-36A B1R 7.229%, 4/15/35 (l)§		310,000	310,234
Magnetite XL Ltd.,
Series 2024-40A A1 6.782%, 7/15/37 (l)§		500,000	500,343
Marble Point CLO XXII Ltd.,
Series 2021-2A A 6.785%, 7/25/34 (l)§		500,000	500,000
Marble Point CLO XXV Ltd.,
Series 2022-2A BR 8.175%, 10/20/36 (l)§		500,000	503,526
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§		700,000	647,851
Series 2022-AA A 6.450%, 10/20/37§		107,000	107,206

See Notes to Financial Statements.

1284

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 5.780%, 7/25/37 (l)	$2,788,972	$1,693,922
MF1 LLC,
Series 2022-FL9 A 7.489%, 6/19/37 (l)§	100,000	100,125
Series 2023-FL12 A 7.405%, 10/19/38 (l)§	120,000	120,212
MF1 Ltd.,
Series 2021-FL7 A 6.526%, 10/16/36 (l)§	165,058	164,128
Series 2022-FL8 A 6.689%, 2/19/37 (l)§	87,180	86,526
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A 6.988%, 8/18/41 (l)§	250,000	249,375
Midocean Credit CLO IX,
Series 2018-9A A1 6.736%, 7/20/31 (l)§	324,391	324,391
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3 5.760%, 7/25/36 (l)	3,375,252	1,237,203
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	528,800	453,362
Series 2023-1A A 5.320%, 6/20/53§	84,744	82,733
Navient Private Education Loan Trust,
Series 2015-BA A3 6.893%, 7/16/40 (l)§	356,034	357,415
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A 4.000%, 12/15/59§	33,774	32,766
Series 2019-CA A2 3.130%, 2/15/68§	46,638	45,091
Series 2024-A A 5.660%, 10/15/72§	106,000	106,326
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	990,000	915,009
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 5.780%, 2/25/37 (l)	999,770	850,412
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1 6.688%, 4/19/31 (l)§	430,431	430,694
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A 3.844%, 12/25/25§	407,473	393,608
OCP CLO Ltd.,
Series 2017-13A A1AR 6.550%, 7/15/30 (l)§	440,456	440,450
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A 6.549%, 4/16/31 (l)§	193,900	193,978
Octagon Investment Partners 30 Ltd.,
Series 2017-1A A1R 6.586%, 3/17/30 (l)§	190,295	190,582
Octagon Investment Partners XIV Ltd.,
Series 2012-1A AARR 6.540%, 7/15/29 (l)§	84,210	84,210
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR 6.558%, 7/19/30 (l)§	343,912	344,191
OHA Loan Funding Ltd.,
Series 2016-1A A1R2 6.795%, 7/20/37 (l)§	250,000	249,950
OneMain Financial Issuance Trust,
Series 2020-2A A 1.750%, 9/14/35§	165,000	154,069
OZLM XVII Ltd.,
Series 2017-17A A1RR 6.475%, 7/20/30 (l)§	500,000	500,000
Palmer Square Loan Funding Ltd.,
Series 2023-2A C 9.674%, 1/25/32 (l)§	250,000	250,847
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§	2,000,000	1,820,799
Race Point IX CLO Ltd.,
Series 2015-9A A1A2 6.530%, 10/15/30 (l)§	165,938	165,978
RASC Trust,
Series 2007-EMX1 A13 5.660%, 1/25/37 (l)	442,341	439,950
Regatta XIII Funding Ltd.,
Series 2018-2A B 7.690%, 7/15/31 (l)§	400,000	400,981
Regatta XVIII Funding Ltd.,
Series 2021-1A A1 6.690%, 1/15/34 (l)§	250,000	250,327
Regional Management Issuance Trust,
Series 2020-1 A 2.340%, 10/15/30§	28,748	28,409
Series 2021-1 A 1.680%, 3/17/31§	65,549	63,792
Series 2022-1 A 3.070%, 3/15/32§	310,000	298,378
Rockford Tower CLO Ltd.,
Series 2018-1A A 6.687%, 5/20/31 (l)§	349,766	349,832
Romark WM-R Ltd.,
Series 2018-1A A1 6.616%, 4/20/31 (l)§	203,205	203,294
RR 18 Ltd.,
Series 2021-18A A2 7.190%, 10/15/34 (l)§	250,000	250,183
SBA Tower Trust (REIT), 3.869%, 10/8/24§	800,000	795,449
Scholar Funding Trust,
Series 2013-A A 6.100%, 1/30/45 (l)§	71,765	71,295
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 5.800%, 8/25/36 (l)	2,187,860	686,603
Sixth Street CLO XX Ltd.,
Series 2021-20A B 7.236%, 10/20/34 (l)§	250,000	250,213
SLM Private Education Loan Trust,
Series 2010-C A5 10.193%, 10/15/41 (l)§	162,053	169,677

See Notes to Financial Statements.

1285

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	$60,231	$57,976
Series 2016-B A2A 2.430%, 2/17/32§	10,484	10,312
Series 2016-C A2A 2.340%, 9/15/34§	28,266	27,746
Series 2020-PTA A2A 1.600%, 9/15/54§	115,431	105,196
Series 2021-A C 2.990%, 1/15/53§	154,125	132,328
Series 2021-A D1 3.860%, 1/15/53§	43,200	37,774
SoFi Professional Loan Program LLC,
Series 2017-F BFX 3.620%, 1/25/41§	1,000,000	910,223
Sound Point CLO XXI Ltd.,
Series 2018-3A A1AR 6.624%, 10/26/31 (l)§	500,000	500,633
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 6.739%, 4/18/31 (l)§	442,372	442,365
Soundview Home Loan Trust,
Series 2006-1 2A1 7.487%, 2/25/37 (l)	4,226,912	832,558
Series 2007-OPT5 2A2 6.410%, 10/25/37 (l)	3,077,565	2,245,738
STAR Trust,
Series 2021-SFR1 G 8.643%, 4/17/38 (l)§	2,000,000	1,932,560
Subway Funding LLC,
Series 2024-1A A2II 6.268%, 7/30/54§	62,000	62,835
Sunnova Helios IV Issuer LLC,
Series 2020-AA A 2.980%, 6/20/47§	304,537	277,334
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	609,126	502,251
Symphony CLO XV Ltd.,
Series 2014-15A AR3 6.659%, 1/17/32 (l)§	240,430	240,622
Taco Bell Funding LLC,
Series 2021-1A A23 2.542%, 8/25/51§	491,250	402,967
Series 2021-1A A2I 1.946%, 8/25/51§	736,875	669,719
TIAA CLO IV Ltd.,
Series 2018-1A A1AR 0.000%, 1/20/32 (l)§	600,000	600,000
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§	473,281	411,238
T-Mobile US Trust,
Series 2024-1A A 5.050%, 9/20/29§	400,000	399,262
Tricon Residential Trust,
Series 2021-SFR1 E1 2.794%, 7/17/38§	1,300,000	1,195,361
Trinitas CLO VI Ltd.,
Series 2017-6A ARRR 6.663%, 1/25/34 (l)§	600,000	598,972
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	350,629	328,112
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	57,072	54,868
United Airlines Pass-Through Trust,
Series 2019-1 AA 4.150%, 8/25/31	351,917	326,403
Series 2019-2 AA 2.700%, 5/1/32	161,589	138,562
Series 2020-1 A 5.875%, 10/15/27	517,901	517,254
United States Small Business Administration,
Series 2005-20B 1 4.625%, 2/1/25	1,198	1,193
Series 2008-20G 1 5.870%, 7/1/28	28,431	28,735
Upstart Securitization Trust,
Series 2020-2 A 2.309%, 11/20/30§	3,130	3,122
Venture XVII CLO Ltd.,
Series 2014-17A ARR 6.470%, 4/15/27 (l)§	1,515	1,515
Verdelite Static CLO Ltd.,
Series 2024-1A A 0.000%, 7/20/32 (l)§	600,000	600,000
Verizon Master Trust,
Series 2024-1 A1A 5.000%, 12/20/28	1,150,000	1,144,455
Vibrant CLO XR Ltd.,
Series 2018-10RA A1 7.012%, 4/20/36 (l)§	500,000	502,193
VOLT C LLC,
Series 2021-NPL9 A1 4.992%, 5/25/51 (e)§	267,617	262,355
VOLT XCIX LLC,
Series 2021-NPL8 A1 5.116%, 4/25/51 (e)§	179,314	175,188
VOLT XCVI LLC,
Series 2021-NPL5 A1 5.116%, 3/27/51 (e)§	281,105	275,352
Voya CLO Ltd.,
Series 2013-1A A1AR 6.800%, 10/15/30 (l)§	125,853	125,976
Series 2014-1A AAR2 6.579%, 4/18/31 (l)§	146,203	146,642
Series 2021-1A X 6.340%, 7/15/34 (l)§	58,333	58,331
VR Funding LLC,
Series 2020-1A A 2.790%, 11/15/50§	594,666	529,039
Whitebox CLO II Ltd.,
Series 2020-2A BR 7.335%, 10/24/34 (l)§	310,000	310,440

Total Asset-Backed Securities		71,552,026

Collateralized Mortgage Obligations (8.2%)
Alternative Loan Trust,
Series 2005-J14 A3 5.500%, 12/25/35	2,103,284	1,283,508

See Notes to Financial Statements.

1286

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2006-OA22 A1 5.780%, 2/25/47 (l)		$23,083	$21,271
Series 2006-OA6 1A2 5.880%, 7/25/46 (l)		14,798	12,692
Series 2007-OH1 A1D 5.670%, 4/25/47 (l)		23,927	19,275
American Home Mortgage Investment Trust,
Series 2006-3 11A1 5.820%, 12/25/46 (l)		464,262	368,000
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§		3,000,000	2,778,930
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1 4.550%, 7/25/52 (e)§		133,777	130,648
BDS LLC,
Series 2022-FL12 A 7.475%, 8/19/38 (l)§		99,999	100,310
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 4.793%, 7/25/36 (l)		1,020,778	622,433
Bear Stearns ARM Trust,
Series 2004-8 11A2 6.414%, 11/25/34 (l)		101,300	91,291
Series 2005-1 2A1 4.809%, 3/25/35 (l)		73,458	64,821
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§		478,235	422,228
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,554,018	668,821
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		222,638	208,871
Series 2005-24 A1 5.500%, 11/25/35		279,036	150,711
Series 2006-9 A10 6.000%, 5/25/36		2,633,061	1,177,031
COLT Mortgage Loan Trust,
Series 2020-2 M1 5.250%, 3/25/65 (l)§		100,000	97,262
Series 2020-3 A3 2.380%, 4/27/65 (l)§		8,580	8,185
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		1	1
Series 2021-JR1 A1 5.465%, 9/27/66 (l)§		152,410	150,898
Series 2021-JR2 A1 2.215%, 11/25/61 (l)§		187,110	183,474
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5 5.860%, 6/25/37 (l)		516,493	425,743
Eurohome UK Mortgages plc,
Series 2007-1 A 5.479%, 6/15/44 (l)(m)		GBP 83,315	104,151
EuroMASTR plc,
Series 2007-1V A2 5.529%, 6/15/40 (l)(m)		133,458	160,620
Eurosail-UK plc,
Series 2007-4X A3 6.282%, 6/13/45 (l)(m)	GBP	280,552	353,143
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$488,260	496,112
Series 4116 AP 1.350%, 8/15/42		829,068	699,974
Series 4438 B 3.000%, 10/15/43		126,121	120,162
Series 4790 F 5.638%, 10/15/43 (l)		221,501	215,821
Series 4989 FA 5.793%, 8/15/40 (l)		156,504	156,395
Series 4989 FB 5.793%, 10/15/40 (l)		113,630	115,380
Series 5004 LS 0.700%, 7/25/50 IO (l)		3,102,492	349,658
FHLMC STACR REMIC Trust,
Series 2021-HQA2 M2 7.385%, 12/25/33 (l)§		1,913,767	1,953,089
Series 2024-HQA1 M1 6.585%, 3/25/44 (l)§		1,921,994	1,928,602
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		669,862	230,033
FNMA,
Series 2011-86 NF 6.000%, 9/25/41 (l)		69,922	69,339
Series 2013-123 PZ 2.700%, 3/25/43		5,377,021	4,686,636
Series 2015-11 A 3.000%, 5/25/34		256,799	247,020
Series 2020-77 S 3.861%, 11/25/50 IO (l)		6,878,890	293,451
Series 426 C57 3.000%, 3/25/52 IO		4,033,609	673,101
Series 437 C11 3.000%, 7/25/52 IO		94,027	17,075
Series 437 C8 2.500%, 6/25/52 IO		4,440,460	713,410
Formentera Issuer plc,
Series 2022-1 A 6.046%, 7/28/47 (l)(m)	GBP	327,834	414,594
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§		$500,000	439,612
Series 2022-INV2 A5 3.000%, 4/25/52 (l)§		526,383	436,076
Series 2022-NQM4 A1 5.269%, 8/25/67 (e)§		132,347	130,948
GNMA,
Series 2012-74 LF 5.853%, 6/20/42 (l)		511,844	503,345
Series 2013-116 LS 0.697%, 8/20/43 IO (l)		732,003	67,359
Series 2013-26 MS 0.797%, 2/20/43 IO (l)		704,449	67,285
Series 2014-20 TS 0.647%, 2/20/44 IO (l)		672,168	59,893

See Notes to Financial Statements.

1287

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-H15 FC 6.017%, 6/20/65 (l)	$180,167	$179,442
Series 2015-H16 FM 6.037%, 7/20/65 (l)	282,673	281,704
Series 2015-H18 FB 6.037%, 7/20/65 (l)	149,131	148,688
Series 2015-H19 FK 6.037%, 8/20/65 (l)	285,486	284,423
Series 2015-H20 FB 6.037%, 8/20/65 (l)	160,474	159,941
Series 2015-H20 FC 6.057%, 8/20/65 (l)	760,143	757,797
Series 2015-H22 FC 6.037%, 9/20/65 (l)	378,144	376,853
Series 2015-H29 FA 6.137%, 10/20/65 (l)	651	648
Series 2016-H11 F 6.237%, 5/20/66 (l)	182,263	182,112
Series 2016-H14 FA 6.237%, 6/20/66 (l)	176,960	176,843
Series 2016-H15 FA 6.237%, 7/20/66 (l)	193,364	193,235
Series 2016-H23 F 6.187%, 10/20/66 (l)	155,680	156,423
Series 2020-129 IW 2.500%, 9/20/50 IO	4,864,521	686,910
Series 2021-16 KI 2.500%, 1/20/51 IO	4,586,973	636,526
Series 2021-160 TI 3.000%, 9/20/51 IO	4,791,469	810,552
Series 2021-165 ID 3.000%, 9/20/51 IO	2,847,592	459,468
Series 2021-30 KI 3.000%, 2/20/51 IO	4,077,481	653,269
Series 2021-57 IA 2.500%, 12/20/50 IO	4,323,808	569,109
Series 2021-58 IY 3.000%, 2/20/51 IO	98,554	16,128
Series 2021-78 IP 3.000%, 5/20/51 IO	108,905	17,844
Series 2021-81 IM 3.500%, 5/20/51 IO	4,407,769	869,768
Series 2021-83 PI 3.000%, 5/20/51 IO	90,826	14,882
Series 2021-97 LI 3.000%, 8/20/50 IO	163,072	26,719
Series 2022-174 AZ 3.500%, 5/20/51	5,489,278	4,370,669
Series 2022-78 3.000%, 8/20/51 IO	75,397	12,307
Series 2022-85 IK 3.000%, 5/20/51 IO	77,112	12,619
Series 2022-H02 FN 5.833%, 1/20/72 (l)	267,411	261,801
Series 2022-H22 EF 6.083%, 10/20/72 (l)	271,278	270,056
Series 2022-H25 FA 6.473%, 11/20/72 (l)	505,395	512,195
Series 2022-H26 DF 6.353%, 12/20/72 (l)	304,774	307,210
Series 2023-19 2.500%, 2/20/51 IO	4,708,128	654,735
Series 2023-H01 FA 6.133%, 1/20/73 (l)	403,241	401,963
Series 2023-H02 FA 6.233%, 1/20/73 (l)	304,261	304,828
Series 2023-H02 FB 6.233%, 1/20/73 (l)	1,009,577	1,011,151
Series 2023-H03 FA 6.203%, 2/20/73 (l)	201,709	201,768
Series 2023-H28 F 6.383%, 12/20/73 (l)	401,961	405,521
Series 2023-H28 GF 6.233%, 12/20/73 (l)	813,316	815,089
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 5.711%, 6/18/39 (l)(m)	57,972	57,718
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4 4.000%, 5/25/62 (l)§	74,649	67,674
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 5.057%, 9/25/35 (l)	18,396	16,957
Series 2006-AR2 2A1 4.373%, 4/25/36 (l)	38,125	24,651
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 4.732%, 1/19/35 (l)	139,673	120,337
HIG RCP LLC,
Series 2023-FL1 A 7.603%, 9/19/38 (l)§	71,455	71,539
Homeward Opportunities Fund Trust,
Series 2022-1 A1 5.082%, 7/25/67 (e)§	135,115	133,511
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 4.120%, 6/25/37 (l)	1	1
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 6.000%, 2/25/37 (l)	832,812	520,392
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.616%, 11/25/36 (l)§	1,039,255	545,089
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36	665,617	294,013
Series 2006-A3 6A1 4.841%, 8/25/34 (l)	7,415	7,070
Series 2007-A1 3A3 5.266%, 7/25/35 (l)	14,987	13,903
Series 2021-7 A3 2.500%, 11/25/51 (l)§	551,186	439,034
Series 2021-INV5 A2A 2.500%, 12/25/51 (l)§	1,114,911	888,062
Series 2021-INV7 A3A 2.500%, 2/25/52 (l)§	585,948	508,311
Series 2021-INV7 A4A 2.500%, 2/25/52 (l)§	257,000	167,198
Series 2021-INV7 A5A 2.500%, 2/25/52 (l)§	127,918	100,672

See Notes to Financial Statements.

1288

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2024-VIS1 A1 5.990%, 7/25/64 (l)§		$490,911	$490,510
Legacy Mortgage Asset Trust,
Series 2020-GS4 A1 7.250%, 2/25/60 (e)§		434,209	435,487
Lehman Mortgage Trust,
Series 2007-1 1A2 5.750%, 2/25/37		723,769	692,767
Ludgate Funding plc,
Series 2007-1 A2A 5.546%, 1/1/61 (l)(m)	GBP	65,778	80,541
Series 2008-W1X A1 5.986%, 1/1/61 (l)(m)		165,512	205,703
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$31,794	32,191
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 7.254%, 12/25/32 (l)		3,472	3,307
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1 5.693%, 10/25/60 (l)§		628,431	622,281
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 5.784%, 4/16/36 (l)§		156,223	149,968
MortgageIT Trust,
Series 2005-4 A1 6.020%, 10/25/35 (l)		56,738	54,792
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		164,241	153,196
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		238,621	225,858
Nomura Asset Acceptance Corp., 5.515%, 1/25/36 (l)		3,046,734	843,151
Series 2006-AP1 A5 6.059%, 1/25/36 (e)		2,290,411	632,912
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		135,711	133,462
Series 2023-AFC3 A1 6.584%, 9/25/58 (e)§		341,534	342,949
RALI Trust,
Series 2006-QO3 A1 5.649%, 4/25/46 (l)		3,614,135	935,071
Series 2007-QS6 A29 6.000%, 4/25/37		992,038	782,300
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 7.897%, 10/25/39 (l)§		509,009	509,964
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 5.800%, 6/25/35 (l)§		22,339	20,979
Series 2006-R1 AF1 5.800%, 1/25/36 (l)§		71,134	65,670
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,864,269	1,025,500
Series 2006-A9CB A7 6.000%, 9/25/36		3,845,755	1,220,703
Resloc UK plc,
Series 2007-1X A3B 5.489%, 12/15/43 (l)(m)	GBP	69,064	84,989
RFMSI Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$350,158	262,327
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,000,000	1,260,820
Ripon Mortgages plc,
Series 1RA A 5.924%, 8/28/56 (l)§		1,308,855	1,654,057
Sequoia Mortgage Trust,
Series 10 2A1 6.213%, 10/20/27 (l)		$561	540
Series 2003-4 2A1 6.153%, 7/20/33 (l)		3,586	3,448
Series 6 A 6.093%, 4/19/27 (l)		23,810	23,104
SG Residential Mortgage Trust,
Series 2021-2 B1 4.038%, 12/25/61 (l)§		1,700,000	1,242,759
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,123,199
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 5.746%, 4/25/34 (l)		76,020	75,173
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 5.953%, 7/19/35 (l)		17,406	15,983
Series 2006-AR6 1A3 5.840%, 7/25/46 (l)		510,368	384,238
Towd Point Mortgage Funding,
Series 2019-A13A A1 6.601%, 7/20/45 (l)§	GBP	469,930	594,334
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1 6.179%, 7/20/53 (l)§		500,000	632,846
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§		$1,500,000	1,260,984
Series 2022-1 A1 3.750%, 7/25/62 (l)§		313,883	292,013
Uropa Securities plc,
Series 2007-1 A3A 5.580%, 10/10/40 (l)(m)	GBP	324,761	399,550
UWM Mortgage Trust,
Series 2021-INV2 A9 5.000%, 9/25/51 (l)§		$659,534	614,130
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		582,750	539,916
Verus Securitization Trust,
Series 2021-6 B1 4.047%, 10/25/66 (l)§		1,000,000	757,758
Series 2023-1 A1 5.850%, 12/25/67 (e)§		397,210	394,503
Series 2024-1 A1 5.712%, 1/25/69 (e)§		930,801	924,785

Total Collateralized Mortgage Obligations			69,066,734

See Notes to Financial Statements.

1289

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (5.6%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C 4.280%, 8/10/35 (l)§	$100,000	$94,886
Series 2015-1211 D 4.280%, 8/10/35 (l)§	100,000	92,755
20 Times Square Trust,
Series 2018-20TS B 3.203%, 5/15/35 (l)§	268,000	232,016
245 Park Avenue Trust,
Series 2017-245P XA 0.271%, 6/5/37 IO (l)§	1,000,000	4,818
280 Park Avenue Mortgage Trust,
Series 2017-280P D 7.163%, 9/15/34 (l)§	200,000	181,998
ACREC LLC,
Series 2023-FL2 A 7.559%, 2/19/38 (l)§	99,938	100,231
Alen Mortgage Trust,
Series 2021-ACEN A 6.593%, 4/15/34 (l)§	13,000	11,765
Series 2021-ACEN D 8.543%, 4/15/34 (l)§	100,000	71,406
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§	100,000	67,363
Series 2020-MF1 E 1.750%, 5/15/53§	100,000	62,051
ARES Commercial Mortgage Trust,
Series 2024-IND A 7.012%, 7/15/41 (l)§	104,000	103,772
Ashford Hospitality Trust,
Series 2018-ASHF D 7.601%, 4/15/35 (l)§	16,000	15,593
Series 2018-KEYS A 6.626%, 6/15/35 (l)§	112,355	111,558
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 7.576%, 12/15/36 (l)§	190,000	178,408
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF 6.376%, 11/15/33 (l)§	100,000	99,718
Series 2017-SCH CL 6.876%, 11/15/32 (l)§	100,000	99,438
Series 2017-SCH DL 7.376%, 11/15/32 (l)§	100,000	99,427
Series 2021-JACX A 6.493%, 9/15/38 (l)§	800,000	757,995
BANK,
Series 2017-BNK6 XA 0.903%, 7/15/60 IO (l)	3,032,754	57,750
Series 2018-BN10 XA 0.833%, 2/15/61 IO (l)	3,516,466	71,242
Series 2019-BN19 AS 3.446%, 8/15/61	249,000	212,811
Series 2019-BN20 AS 3.243%, 9/15/62 (l)	310,000	268,290
Series 2019-BN20 XB 0.466%, 9/15/62 IO (l)	530,000	8,694
Series 2020-BN25 AS 2.841%, 1/15/63	22,000	18,722
Series 2020-BN30 XB 0.826%, 12/15/53 IO (l)	5,331,000	201,278
Series 2021-BN33 XB 0.595%, 5/15/64 IO (l)	4,550,000	130,359
Series 2022-BNK40 A4 3.506%, 3/15/64 (l)	600,000	528,591
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C 4.985%, 7/15/49 (l)	368,000	347,397
Series 2017-BNK3 XB 0.733%, 2/15/50 IO (l)	1,000,000	13,588
BANK5 Trust,
Series 2024-5YR6 A3 6.225%, 5/15/57	80,000	82,722
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	900,000	867,381
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50	100,000	90,595
Series 2018-TALL A 6.248%, 3/15/37 (l)§	15,000	14,184
Series 2021-C9 XA 1.723%, 2/15/54 IO (l)	2,641,399	194,127
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§	49,718	46,761
Series 2015-SRCH XA 1.038%, 8/10/35 IO (l)§	887,833	18,114
Series 2021-C10 XA 1.402%, 7/15/54 IO (l)	3,551,363	215,973
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§	2,277,000	1,375
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52	700,000	651,480
Series 2019-B9 XA 1.181%, 3/15/52 IO (l)	943,826	33,568
Series 2020-B16 XA 0.922%, 2/15/53 IO (l)	3,921,571	155,658
Series 2020-B17 XB 0.651%, 3/15/53 IO (l)	1,000,000	21,438
Series 2020-IG3 XA 0.812%, 9/15/48 IO (l)§	6,551,320	100,765
Series 2021-B23 XA 1.370%, 2/15/54 IO (l)	986,829	54,281
Series 2021-B24 XA 1.261%, 3/15/54 IO (l)	1,152,060	57,217
Series 2021-B27 XA 1.372%, 7/15/54 IO (l)	3,649,183	207,383
BFLD Mortgage Trust,
Series 2024-VICT A 7.190%, 7/15/41 (l)§	36,000	35,909
BFLD Trust,
Series 2020-EYP A 6.593%, 10/15/35 (l)§	700,000	572,025
BIG Commercial Mortgage Trust,
Series 2022-BIG A 6.671%, 2/15/39 (l)§	575,147	567,640

See Notes to Financial Statements.

1290

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
BMO Mortgage Trust,
Series 2023-C5 XA 0.947%, 6/15/56 IO (l)		$387,114	$19,109
BOCA Commercial Mortgage Trust,
Series 2022-BOCA A 7.098%, 5/15/39 (l)§		100,000	99,906
BPR Trust,
Series 2021-TY A 6.493%, 9/15/38 (l)§		243,000	241,025
BSST Mortgage Trust,
Series 2021-SSCP A 6.193%, 4/15/36 (l)§		385,669	380,847
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§		100,000	94,064
Series 2013-1515 C 3.446%, 3/10/33§		100,000	90,013
Series 2021-1450 A 6.693%, 9/15/36 (l)§		700,000	632,049
BX Commercial Mortgage Trust,
Series 2020-VIV3 B 3.662%, 3/9/44 (l)§		120,000	106,028
Series 2021-CIP A 6.364%, 12/15/38 (l)§		240,000	237,300
Series 2021-VINO D 6.796%, 5/15/38 (l)§		144,190	142,027
Series 2021-VOLT E 7.443%, 9/15/36 (l)§		247,000	241,287
Series 2021-VOLT F 7.843%, 9/15/36 (l)§		247,000	243,735
Series 2021-XL2 A 6.132%, 10/15/38 (l)§		591,283	585,000
Series 2022-AHP A 6.319%, 1/17/39 (l)§		600,000	592,874
Series 2024-KING A 6.870%, 5/15/34 (l)§		100,000	99,251
Series 2024-MDHS A 6.970%, 5/15/41 (l)§		220,000	219,450
BX Trust,
Series 2019-OC11 E 4.075%, 12/9/41 (l)§		325,000	275,356
Series 2021-ARIA A 6.343%, 10/15/36 (l)§		15,000	14,813
Series 2021-ARIA D 7.339%, 10/15/36 (l)§		102,000	100,087
Series 2021-VIEW D 8.343%, 6/15/36 (l)§		120,000	113,827
Series 2022-FOX2 A2 6.078%, 4/15/39 (l)§		800,758	785,242
Series 2022-GPA A 7.494%, 8/15/39 (l)§		226,650	226,720
Series 2022-GPA XCP 1.029%, 10/15/39 IO (l)§		1,311,000	1
Series 2022-VAMF B 6.609%, 1/15/39 (l)§		17,000	16,724
Series 2023-DELC A 8.019%, 5/15/38 (l)§		100,000	100,313
Series 2024-PALM A 6.841%, 6/15/37 (l)§		104,000	103,514
Series 2024-VLT4 A 6.811%, 7/15/29 (l)§		200,000	199,062
BXP Trust,
Series 2017-CC D 3.670%, 8/13/37 (l)§		30,000	25,023
Series 2017-GM D 3.539%, 6/13/39 (l)§		80,000	72,043
Series 2021-601L D 2.868%, 1/15/44 (l)§		102,000	69,448
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D 7.376%, 12/15/37 (l)§		100,000	99,844
Cassia SRL,
Series 2022-1A A 6.322%, 5/22/34 (l)§	EUR	248,168	265,330
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50		$10,000	9,288
CENT Trust,
Series 2023-CITY A 7.949%, 9/15/38 (l)§		98,000	98,490
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48		10,000	9,714
Series 2016-C4 XA 1.758%, 5/10/58 IO (l)		546,804	11,853
Series 2016-C4 XB 0.853%, 5/10/58 IO (l)		110,000	1,216
Series 2017-C8 B 4.199%, 6/15/50 (l)		37,000	33,370
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		467,105	450,808
Series 2015-GC27 B 3.772%, 2/10/48		20,000	19,592
Series 2020-420K D 3.422%, 11/10/42 (l)§		150,000	124,840
Series 2020-420K X 0.912%, 11/10/42 IO (l)§		1,000,000	41,421
Series 2021-KEYS A 6.623%, 10/15/36 (l)§		700,000	694,531
CLNC Ltd.,
Series 2019-FL1 B 7.353%, 8/20/35 (l)§		145,000	144,008
COAST Commercial Mortgage Trust,
Series 2023-2HTL A 7.920%, 8/15/36 (l)§		108,000	107,866
Series 2023-2HTL D 9.768%, 8/15/36 (l)§		100,000	99,629
Cold Storage Trust,
Series 2020-ICE5 A 6.341%, 11/15/37 (l)§		235,918	235,038
Commercial Mortgage Trust,
Series 2014-CR18 B 4.456%, 7/15/47 (l)		239,000	231,665
Series 2014-UBS5 B 4.514%, 9/10/47 (l)		130,000	124,093
Series 2015-3BP B 3.346%, 2/10/35 (l)§		300,000	281,221
Series 2015-3BP XA 0.168%, 2/10/35 IO (l)§		1,287,000	418
Series 2015-CR22 XA 0.946%, 3/10/48 IO (l)		2,538,705	5,946

See Notes to Financial Statements.

1291

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-CR24 B 4.494%, 8/10/48 (l)	$65,000	$62,248
Series 2015-CR26 ASB 3.373%, 10/10/48	411,262	406,648
Series 2015-DC1 XA 1.072%, 2/10/48 IO (l)	2,157,971	9,441
Series 2016-COR1 ASB 2.972%, 10/10/49	454,659	443,509
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	2,810
Series 2024-WCL1 A 7.141%, 6/15/41 (l)§	90,000	89,522
Series 2024-WCL1 B 7.890%, 6/15/41 (l)§	27,000	26,865
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.385%, 4/15/50 (l)	300,000	272,042
Series 2015-C1 XA 0.937%, 4/15/50 IO (l)	3,501,168	7,073
Series 2015-C4 D 3.706%, 11/15/48 (l)	70,000	60,281
Series 2016-C5 B 4.463%, 11/15/48 (l)	30,000	28,031
Series 2016-C5 C 4.796%, 11/15/48 (l)	50,000	45,958
Series 2017-CX10 XB 0.259%, 11/15/50 IO (l)	1,000,000	7,991
Series 2018-C14 C 5.041%, 11/15/51 (l)	250,000	209,960
Series 2018-CX12 C 4.877%, 8/15/51 (l)	58,000	46,848
Series 2019-C16 C 4.237%, 6/15/52 (l)	20,000	16,465
Series 2019-C16 XA 1.698%, 6/15/52 IO (l)	968,999	53,691
Series 2019-C17 XA 1.461%, 9/15/52 IO (l)	4,647,149	243,496
Series 2019-C17 XB 0.676%, 9/15/52 IO (l)	1,000,000	23,643
Series 2019-C18 D 2.500%, 12/15/52§	170,000	126,593
CSMC Trust,
Series 2017-PFHP A 6.326%, 12/15/30 (l)§	50,000	47,823
Series 2017-TIME A 3.646%, 11/13/39§	100,000	81,415
Series 2020-NET A 2.257%, 8/15/37§	248,473	234,961
Series 2020-NET D 3.828%, 8/15/37 (l)§	200,000	187,121
Series 2021-ADV A 6.843%, 7/15/38 (l)§	800,000	726,324
Series 2021-B33 A1 3.053%, 10/10/43§	100,000	90,102
Series 2021-B33 A2 3.167%, 10/10/43§	418,000	351,233
Series 2022-NWPT A 8.472%, 9/9/24 (l)§	100,000	100,062
DBGS Mortgage Trust,
Series 2018-5BP B 6.406%, 6/15/33 (l)§	100,000	84,119
Series 2019-1735 X 0.431%, 4/10/37 IO (l)§	1,365,000	17,486
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	19,091
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	7,351
DBUBS Mortgage Trust,
Series 2017-BRBK D 3.648%, 10/10/34 (l)§	100,000	91,643
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	833,878
ELM Trust,
Series 2024-ELM A10 5.801%, 6/10/39 (l)§	44,000	44,033
Series 2024-ELM A15 5.801%, 6/10/39 (l)§	44,000	43,975
Series 2024-ELM XP10 0.234%, 6/10/39 IO (l)§	1,000,000	4,274
EQUS Mortgage Trust,
Series 2021-EQAZ A 6.198%, 10/15/38 (l)§	499,990	494,052
Extended Stay America Trust,
Series 2021-ESH A 6.523%, 7/15/38 (l)§	2,124,239	2,116,273
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2 2.995%, 12/25/25	188,000	182,287
Series K120 X1 1.129%, 10/25/30 IO (l)	2,441,317	120,210
Series K121 X1 1.116%, 10/25/30 IO (l)	117,781	5,744
Series KJ48 A2 5.028%, 10/25/31	25,000	25,011
Series KL05 X1P 1.024%, 6/25/29 IO (l)	662,000	25,957
Series KL06 XFX 1.467%, 12/25/29 IO (l)	170,000	8,664
FNMA ACES,
Series 2020-M15 X1 1.556%, 9/25/31 IO (l)	3,354,985	221,092
Series 2022-M4 A1X 2.546%, 5/25/30 (l)	1,616,707	1,465,281
FS Rialto Issuer LLC,
Series 2022-FL7 A 8.227%, 10/19/39 (l)§	100,000	100,533
GCT Commercial Mortgage Trust,
Series 2021-GCT C 7.143%, 2/15/38 (l)§	120,000	14,771
GNMA,
Series 2013-30 0.520%, 9/16/53 IO (l)	37,553	859
Series 2016-96 0.770%, 12/16/57 IO (l)	30,554	1,105
Series 2021-143 0.967%, 10/16/63 IO (l)	7,084,768	494,226
Series 2021-20 1.149%, 8/16/62 IO (l)	5,328,877	418,388
Series 2021-208 0.758%, 6/16/64 IO (l)	8,383,686	460,788

See Notes to Financial Statements.

1292

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-22 0.976%, 5/16/63 IO (l)	$6,341,340	$435,963
Series 2021-52 0.720%, 4/16/63 IO (l)	6,334,973	333,185
Series 2021-71 0.875%, 10/16/62 IO (l)	7,036,450	446,789
Series 2022-49 0.762%, 3/16/64 IO (l)	8,192,600	459,747
Series 2023-118 BA 3.748%, 5/16/65 (l)	14,933	13,566
Grace Trust,
Series 2020-GRCE D 2.769%, 12/10/40 (l)§	142,000	107,624
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	49,324
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	87,585	68,028
Series 2018-TWR D 7.226%, 7/15/31 (l)§	110,000	41,589
Series 2022-AGSS A 8.021%, 11/15/27 (l)§	101,968	103,897
Series 2022-ECI A 7.524%, 8/15/39 (l)§	100,000	100,063
Series 2023-FUN A 7.420%, 3/15/28 (l)§	100,000	100,125
GS Mortgage Securities Trust,
Series 2014-GC20 B 4.529%, 4/10/47 (l)	7,163	6,919
Series 2015-GC28 XA 1.104%, 2/10/48 IO (l)	2,384,064	4,571
Series 2015-GC32 C 4.547%, 7/10/48 (l)	10,000	9,453
Series 2015-GS1 XA 0.900%, 11/10/48 IO (l)	1,795,971	13,800
Series 2016-GS3 XA 1.309%, 10/10/49 IO (l)	275,732	5,224
Series 2017-GS7 XA 1.223%, 8/10/50 IO (l)	2,362,197	58,965
Series 2019-GSA1 XA 0.930%, 11/10/52 IO (l)	1,143,578	38,038
Series 2020-GC45 XA 0.772%, 2/13/53 IO (l)	3,266,650	87,519
GWT,
Series 2024-WLF2 A 7.020%, 5/15/41 (l)§	366,000	365,771
HILT Commercial Mortgage Trust,
Series 2024-ORL D 8.518%, 5/15/37 (l)§	100,000	99,750
HIT Trust,
Series 2022-HI32 A 7.720%, 7/15/24 (l)§	9,691	9,694
HLTN Commercial Mortgage Trust,
Series 2024-DPLO A 6.970%, 6/15/41 (l)§	24,000	23,880
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	110,000	91,903
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A 7.574%, 10/15/39 (l)§	100,000	99,376
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	286,723
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	3,326
Series 2018-AON A 4.128%, 7/5/31§	23,000	20,819
Series 2018-PHH A 6.586%, 6/15/35 (l)§	106,599	99,013
Series 2020-609M D 8.463%, 10/15/33 (l)§	130,000	109,889
Series 2020-ACE C 3.817%, 1/10/37 (l)§	187,000	182,388
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	181,000	29,651
Series 2021-MHC A 6.493%, 4/15/38 (l)§	9,449	9,396
Series 2021-MHC D 7.393%, 4/15/38 (l)§	90,000	89,160
Series 2022-DATA A 4.046%, 6/10/42 (l)§	600,000	536,848
Series 2022-NLP A 5.925%, 4/15/37 (l)§	244,070	232,780
Series 2022-NXSS A 7.508%, 9/15/39 (l)§	130,000	130,122
Series 2022-OPO D 3.565%, 1/5/39 (l)§	100,000	76,297
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D 4.102%, 9/15/47 (l)§	365,000	322,557
Series 2014-C25 XA 0.937%, 11/15/47 IO (l)	2,535,544	2,582
Series 2015-C32 XA 1.247%, 11/15/48 IO (l)	1,291,542	8,862
Series 2015-C33 D1 4.290%, 12/15/48 (l)§	100,000	86,154
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.851%, 7/15/50 (l)	350,000	262,202
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	17,867
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.627%, 6/15/49 IO (l)	1,250,535	22,533
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	25,864
Series 2020-COR7 XA 1.758%, 5/13/53 IO (l)	2,497,692	152,038
JW Commercial Mortgage Trust,
Series 2024-MRCO A 6.941%, 6/15/39 (l)§	32,000	31,880
Series 2024-MRCO D 8.509%, 6/15/39 (l)§	24,000	23,880
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A 2.558%, 11/5/44§	700,000	514,430
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA 1.315%, 2/15/36 IO (l)§	906,484	30,674

See Notes to Financial Statements.

1293

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LBA Trust,
Series 2024-BOLT A 6.920%, 6/15/26 (l)§	$140,000	$139,344
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	263,057
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 0.986%, 3/10/50 IO (l)§	2,108,690	34,019
MCR Mortgage Trust,
Series 2024-TWA A 5.924%, 6/12/39§	33,000	32,902
Series 2024-TWA XA 0.920%, 6/12/39 IO§	178,000	3,655
Med Trust,
Series 2021-MDLN A 6.393%, 11/15/38 (l)§	139,331	139,026
Series 2021-MDLN G 10.693%, 11/15/38 (l)§	364,252	364,252
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 6.293%, 7/15/36 (l)§	131,576	131,005
MHC Trust,
Series 2021-MHC2 A 6.293%, 5/15/38 (l)§	235,834	233,925
MIRA Trust,
Series 2023-MILE A 6.755%, 6/10/38§	100,000	103,026
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48	25,942	25,831
Series 2015-C20 XA 1.331%, 2/15/48 IO (l)	1,784,297	6,134
Series 2015-C27 ASB 3.557%, 12/15/47	96,142	95,036
Series 2016-C31 ASB 2.952%, 11/15/49	393,125	384,047
Series 2016-C31 C 4.399%, 11/15/49 (l)	215,000	174,776
Morgan Stanley Capital I Trust,
Series 2017-H1 B 4.075%, 6/15/50	198,000	181,202
Series 2017-H1 XD 2.301%, 6/15/50 IO (l)§	300,000	15,664
Series 2017-HR2 D 2.730%, 12/15/50	210,000	167,622
Series 2018-MP A 4.419%, 7/11/40 (l)§	219,000	192,093
Series 2019-H6 XB 0.857%, 6/15/52 IO (l)	1,000,000	29,358
Series 2019-L2 XA 1.167%, 3/15/52 IO (l)	2,819,956	101,742
Series 2019-L3 XA 0.728%, 11/15/52 IO (l)	4,240,202	117,143
Series 2020-L4 B 3.082%, 2/15/53	207,000	172,864
MSC Trust,
Series 2021-ILP D 7.020%, 11/15/36 (l)§	365,790	359,617
MSWF Commercial Mortgage Trust,
Series 2023-2 XA 1.141%, 12/15/56 IO (l)	999,574	64,761
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX A 4.404%, 6/17/38§	100,000	92,306
Series 2021-APPL A 6.393%, 8/15/38 (l)§	700,000	657,848
New Orleans Hotel Trust,
Series 2019-HNLA A 6.365%, 4/15/32 (l)§	400,000	391,546
NYO Commercial Mortgage Trust,
Series 2021-1290 A 6.538%, 11/15/38 (l)§	1,100,000	1,055,998
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.511%, 5/10/39 IO (l)§	1,000,000	9,400
One Market Plaza Trust,
Series 2017-1MKT XCP 0.000%, 2/10/32 IO (l)§	830,825	1
Series 2017-1MKT XNCP 0.219%, 2/10/32 IO (l)§	166,165	382
ONE Mortgage Trust,
Series 2021-PARK A 6.143%, 3/15/36 (l)§	600,000	579,606
PFP Ltd.,
Series 2021-8 A 6.444%, 8/9/37 (l)§	112,361	110,956
Series 2022-9 A 7.605%, 8/19/35 (l)§	120,000	119,850
PGA Trust,
Series 2024-RSR2 A 7.191%, 6/15/39 (l)§	27,000	26,933
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 6.660%, 11/25/36 (l)§	440,969	437,993
Series 2022-FL9 A 7.812%, 6/25/37 (l)§	16,927	16,972
Series 2023-FL11 A 7.719%, 10/25/39 (l)§	60,629	60,814
RIAL Issuer Ltd.,
Series 2022-FL8 A 7.579%, 1/19/37 (l)§	203,000	202,999
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.593%, 9/15/39 (l)§	30,000	24,520
Soho Trust,
Series 2021-SOHO B 2.786%, 8/10/38 (l)§	371,000	253,388
SREIT Trust,
Series 2021-MFP D 7.022%, 11/15/38 (l)§	351,169	345,901
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A 7.515%, 5/15/37 (l)§	136,000	136,680
TPGI Trust,
Series 2021-DGWD D 6.944%, 6/15/26 (l)§	155,929	154,369
UBS Commercial Mortgage Trust,
Series 2018-C12 B 4.787%, 8/15/51 (l)	75,000	68,333

See Notes to Financial Statements.

1294

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2018-C8 C 4.840%, 2/15/51 (l)	$226,000	$199,255
Series 2019-C17 XA 1.580%, 10/15/52 IO (l)	934,212	52,340
Series 2019-C18 XA 1.130%, 12/15/52 IO (l)	951,162	37,151
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	272,839	258,827
VNDO Trust,
Series 2016-350P D 4.033%, 1/10/35 (l)§	100,000	90,958
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48	150,000	132,480
Series 2015-C27 XA 0.942%, 2/15/48 IO (l)	2,584,957	10,363
Series 2015-LC20 C 4.056%, 4/15/50 (l)	219,000	207,153
Series 2015-NXS1 XA 1.166%, 5/15/48 IO (l)	1,566,635	5,030
Series 2015-NXS2 XA 0.725%, 7/15/58 IO (l)	3,165,523	11,394
Series 2016-BNK1 XD 1.385%, 8/15/49 IO (l)§	1,000,000	21,663
Series 2016-C32 A3FL 6.863%, 1/15/59 (l)	35,142	35,349
Series 2016-C33 XA 1.725%, 3/15/59 IO (l)	876,307	16,797
Series 2016-C34 A3FL 6.483%, 6/15/49 (l)§	30,000	29,573
Series 2017-C38 XA 1.066%, 7/15/50 IO (l)	2,201,479	45,663
Series 2017-C39 XA 1.231%, 9/15/50 IO (l)	2,158,594	51,986
Series 2018-1745 A 3.874%, 6/15/36 (l)§	600,000	524,015
Series 2018-C46 B 4.633%, 8/15/51	24,000	21,760
Series 2019-C49 B 4.546%, 3/15/52	90,000	84,100
Series 2019-C50 B 4.192%, 5/15/52	150,000	135,578
Series 2019-C50 XA 1.571%, 5/15/52 IO (l)	827,601	42,985
Series 2020-C55 AS 2.937%, 2/15/53	207,000	176,737
Series 2020-C55 XA 1.420%, 2/15/53 IO (l)	3,997,977	212,219
Series 2020-C56 XA 1.508%, 6/15/53 IO (l)	3,627,927	189,099
Series 2021-C59 XA 1.644%, 4/15/54 IO (l)	2,964,203	204,637
Series 2021-FCMT D 8.943%, 5/15/31 (l)§	110,000	102,795
Series 2024-BPRC B 6.215%, 7/15/43§	47,000	47,470
Series 2024-BPRC C 6.432%, 7/15/43§	30,000	30,000
Series 2024-BPRC D 7.082%, 7/15/43§	10,000	9,900
Series 2024-BPRC X 0.312%, 7/15/43 IO (l)§	369,000	3,584
WFRBS Commercial Mortgage Trust,
Series 2014-C24 A5 3.607%, 11/15/47	250,000	245,556
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A 8.118%, 11/15/27 (l)§	100,000	100,094
Series 2022-WMRK B 8.765%, 11/15/27 (l)§	100,000	100,094

Total Commercial Mortgage-Backed Securities		46,950,281

Corporate Bonds (24.7%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc. 3.800%, 2/15/27 (x)	100,000	96,604
4.250%, 3/1/27 (x)	150,000	146,485
4.100%, 2/15/28	120,000	115,806
4.300%, 2/15/30	130,000	124,421
5.450%, 3/1/47	99,000	95,852
3.550%, 9/15/55	238,000	161,410
3.800%, 12/1/57	347,000	242,559
3.650%, 9/15/59	275,000	184,914
3.850%, 6/1/60	221,000	154,685
3.500%, 2/1/61	30,000	19,798
Bell Canada (The) 5.200%, 2/15/34	100,000	97,928
Verizon Communications, Inc. 0.850%, 11/20/25	50,000	46,990
1.450%, 3/20/26	40,000	37,451
4.125%, 3/16/27	150,000	146,203
2.100%, 3/22/28	60,000	53,890
4.329%, 9/21/28	118,000	114,580
1.750%, 1/20/31	282,000	228,242
2.550%, 3/21/31	660,000	560,835
2.355%, 3/15/32	497,000	406,504
5.050%, 5/9/33	21,000	20,702
4.500%, 8/10/33	22,000	20,696
4.400%, 11/1/34	396,000	367,057
4.272%, 1/15/36	25,000	22,703

		3,466,315

Entertainment (0.1%)
Take-Two Interactive Software, Inc. 4.950%, 3/28/28	50,000	49,511
TWDC Enterprises 18 Corp. 3.150%, 9/17/25	75,000	73,078
Walt Disney Co. (The) 3.800%, 3/22/30	250,000	236,671
Warnermedia Holdings, Inc. 6.412%, 3/15/26	130,000	130,008
4.279%, 3/15/32	100,000	87,096

		576,364

Interactive Media & Services (0.1%)
Alphabet, Inc. 0.450%, 8/15/25	110,000	104,651
Meta Platforms, Inc. 4.600%, 5/15/28	100,000	99,473

See Notes to Financial Statements.

1295

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
4.650%, 8/15/62		$314,000	$272,214
5.750%, 5/15/63		27,000	27,696

			504,034

Media (0.3%)
Charter Communications Operating LLC
4.908%, 7/23/25		47,000	46,406
6.550%, 6/1/34		150,000	150,465
3.700%, 4/1/51		341,000	208,187
3.850%, 4/1/61		900,000	527,931
Comcast Corp. 3.150%, 3/1/26		125,000	120,919
4.150%, 10/15/28		245,000	237,090
2.650%, 2/1/30		200,000	177,082
1.500%, 2/15/31		118,000	95,137
5.500%, 11/15/32		20,000	20,488
2.887%, 11/1/51		33,000	20,649
2.937%, 11/1/56 (x)		69,000	42,038
2.650%, 8/15/62		72,000	39,180
2.987%, 11/1/63		159,000	93,980
Cox Communications, Inc. 3.500%, 8/15/27§		400,000	377,594
Fox Corp. 4.709%, 1/25/29		100,000	98,047
Interpublic Group of Cos., Inc. (The) 4.650%, 10/1/28		15,000	14,627
5.375%, 6/15/33		100,000	98,575
Paramount Global 2.900%, 1/15/27		100,000	92,091
4.950%, 1/15/31		200,000	175,399
5.850%, 9/1/43 (x)		46,000	36,065
5.250%, 4/1/44		15,000	10,885
4.900%, 8/15/44		11,000	7,663
4.600%, 1/15/45		17,000	11,339
4.950%, 5/19/50		12,000	8,380

			2,710,217

Wireless Telecommunication Services (0.4%)
Rogers Communications, Inc. 3.200%, 3/15/27		65,000	61,426
5.300%, 2/15/34		237,000	233,148
Sprint LLC 7.625%, 2/15/25		963,000	969,109
7.625%, 3/1/26		558,000	573,516
T-Mobile USA, Inc. 3.750%, 4/15/27		200,000	192,330
4.850%, 1/15/29		475,000	468,712
3.875%, 4/15/30		693,000	648,244
2.550%, 2/15/31		169,000	143,330
2.875%, 2/15/31		162,000	140,737
5.050%, 7/15/33		121,000	118,281
5.150%, 4/15/34		230,000	225,915

			3,774,748

Total Communication Services			11,031,678

Consumer Discretionary (1.2%)
Automobile Components (0.0%)†
Magna International, Inc. 5.500%, 3/21/33		100,000	101,901

Automobiles (0.5%)
Ford Motor Co. 3.250%, 2/12/32 (x)		200,000	164,642
6.100%, 8/19/32		200,000	199,550
General Motors Co. 6.125%, 10/1/25		250,000	251,288
Hyundai Capital America 6.000%, 7/11/25§		300,000	301,063
(SOFR + 1.15%),
6.534%, 8/4/25 (k)§		500,000	501,100
5.500%, 3/30/26§		300,000	299,819
5.950%, 9/21/26§		200,000	201,517
5.250%, 1/8/27§		300,000	298,601
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	496,178
Nissan Motor Co. Ltd. 3.201%, 9/17/28(m)	EUR	400,000	412,100
4.810%, 9/17/30§		$700,000	650,099
Toyota Motor Corp. 5.123%, 7/13/33		150,000	156,402

			3,932,359

Broadline Retail (0.1%)
Alibaba Group Holding Ltd. 2.125%, 2/9/31		100,000	82,758
Amazon.com, Inc. 5.200%, 12/3/25		100,000	100,098
1.000%, 5/12/26		50,000	46,506
3.300%, 4/13/27		100,000	95,912
3.150%, 8/22/27		50,000	47,406
1.650%, 5/12/28		50,000	44,538
1.500%, 6/3/30		85,000	70,731
2.100%, 5/12/31		50,000	42,186
3.600%, 4/13/32		100,000	92,038
eBay, Inc. 5.900%, 11/22/25 (x)		400,000	402,398
1.400%, 5/10/26		100,000	93,001

			1,117,572

Diversified Consumer Services (0.0%)†
Wand NewCo 3, Inc. 7.625%, 1/30/32§		300,000	309,870

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc. 3.700%, 12/1/29		600,000	538,782
Expedia Group, Inc. 6.250%, 5/1/25§		564,000	564,489
3.250%, 2/15/30		200,000	180,291
Hyatt Hotels Corp. 5.750%, 1/30/27		30,000	30,243
Las Vegas Sands Corp.
5.900%, 6/1/27		548,000	551,364
6.000%, 8/15/29		400,000	401,937
Marriott International, Inc.
5.000%, 10/15/27		55,000	54,798
5.300%, 5/15/34		155,000	152,316
4.500%, 10/1/34		56,000	50,878
Series FF
4.625%, 6/15/30		25,000	24,247
Series II
2.750%, 10/15/33		28,000	22,654

See Notes to Financial Statements.

1296

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series X
4.000%, 4/15/28	$25,000	$24,013
McDonald’s Corp. 1.450%, 9/1/25	55,000	52,557
3.700%, 1/30/26	75,000	73,281
2.625%, 9/1/29	40,000	35,818
Starbucks Corp. 2.450%, 6/15/26	50,000	47,452
3.550%, 8/15/29	100,000	93,734
3.000%, 2/14/32	20,000	17,330

		2,916,184

Household Durables (0.0%)†
DR Horton, Inc. 2.600%, 10/15/25	50,000	48,181
Leggett & Platt, Inc. 3.500%, 11/15/27	25,000	22,887
Lennar Corp. 4.750%, 11/29/27	100,000	98,483
Mohawk Industries, Inc. 3.625%, 5/15/30	25,000	22,899

		192,450

Leisure Products (0.0%)†
Hasbro, Inc. 3.500%, 9/15/27	15,000	14,120

Specialty Retail (0.2%)
AutoZone, Inc. 4.500%, 2/1/28	70,000	68,416
Home Depot, Inc. (The) 2.125%, 9/15/26	65,000	61,027
0.900%, 3/15/28	65,000	56,529
2.950%, 6/15/29	30,000	27,521
4.750%, 6/25/29 (x)	45,000	44,745
1.875%, 9/15/31	85,000	69,231
3.250%, 4/15/32	45,000	39,918
5.300%, 6/25/54	20,000	19,470
Lowe’s Cos., Inc. 2.500%, 4/15/26	100,000	95,280
3.650%, 4/5/29	200,000	187,810
4.500%, 4/15/30	26,000	25,191
2.625%, 4/1/31	220,000	187,829
5.000%, 4/15/33	40,000	39,386
4.650%, 4/15/42	58,000	50,748
3.000%, 10/15/50	65,000	40,780
3.500%, 4/1/51	136,000	93,168
4.250%, 4/1/52	28,000	22,132
O’Reilly Automotive, Inc. 4.350%, 6/1/28	50,000	48,649
Ross Stores, Inc. 0.875%, 4/15/26	50,000	46,280
Tractor Supply Co. 5.250%, 5/15/33	5,000	4,969

		1,229,079

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp. 2.950%, 6/15/30	15,000	13,383

Total Consumer Discretionary		9,826,918

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	250,000	248,440
Bacardi Ltd. 4.450%, 5/15/25§	500,000	494,025
Coca-Cola Co. (The) 2.900%, 5/25/27	50,000	47,416
2.000%, 3/5/31	65,000	54,575
Constellation Brands, Inc. 5.000%, 2/2/26	15,000	14,966
4.350%, 5/9/27	100,000	97,610
4.800%, 1/15/29	375,000	369,903
Diageo Capital plc 2.375%, 10/24/29	200,000	176,798
Keurig Dr Pepper, Inc. 3.950%, 4/15/29 (x)	100,000	95,044
Molson Coors Beverage Co. 3.000%, 7/15/26	100,000	95,779
PepsiCo, Inc. 3.000%, 10/15/27 (x)	100,000	94,459
2.750%, 3/19/30	200,000	178,879

		1,967,894

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp. 1.600%, 4/20/30	200,000	167,832
Dollar General Corp. 4.150%, 11/1/25	75,000	73,590
Kroger Co. (The) 2.650%, 10/15/26 (x)	50,000	47,200
4.500%, 1/15/29	25,000	24,528
Sysco Corp. 3.250%, 7/15/27	50,000	47,304
Target Corp. 3.375%, 4/15/29	100,000	94,076
4.500%, 9/15/32	50,000	48,171
Walgreens Boots Alliance, Inc. 3.450%, 6/1/26	100,000	93,750
Walmart, Inc. 3.050%, 7/8/26	40,000	38,617
3.250%, 7/8/29	200,000	187,515
2.375%, 9/24/29	3,000	2,685
1.800%, 9/22/31	15,000	12,370

		837,638

Food Products (0.2%)
Archer-Daniels-Midland Co. 2.500%, 8/11/26	50,000	47,399
Bunge Ltd. Finance Corp. 2.750%, 5/14/31	25,000	21,435
Campbell Soup Co. 4.150%, 3/15/28	25,000	24,198
Conagra Brands, Inc. 4.850%, 11/1/28	225,000	220,739
General Mills, Inc. 4.200%, 4/17/28	215,000	208,394
Hormel Foods Corp. 1.700%, 6/3/28	70,000	62,188
J M Smucker Co. (The) 2.375%, 3/15/30	15,000	12,972
JBS USA Holding Lux Sarl 5.125%, 2/1/28	100,000	98,733

See Notes to Financial Statements.

1297

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
JDE Peet’s NV 4.500%, 1/23/34 (m)	EUR	400,000	$436,411
Mondelez International, Inc. 2.750%, 4/13/30		$200,000	177,177
4.625%, 7/3/31	CAD	600,000	435,984
Unilever Capital Corp.
2.900%, 5/5/27		$100,000	94,720

			1,840,350

Household Products (0.0%)†
Clorox Co. (The) 1.800%, 5/15/30		15,000	12,495
Kimberly-Clark Corp. 3.950%, 11/1/28		10,000	9,659
3.200%, 4/25/29		50,000	46,596
2.000%, 11/2/31		25,000	20,715
Procter & Gamble Co. (The) 0.550%, 10/29/25		50,000	47,182
1.200%, 10/29/30		50,000	40,664

			177,311

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The) 1.950%, 3/15/31		45,000	36,945
Haleon US Capital LLC 3.375%, 3/24/27		250,000	238,236

			275,181

Tobacco (0.4%)
Altria Group, Inc. 4.800%, 2/14/29		40,000	39,350
6.875%, 11/1/33		105,000	113,349
3.400%, 2/4/41		65,000	46,931
4.250%, 8/9/42 (x)		83,000	66,040
4.500%, 5/2/43		37,000	30,443
4.450%, 5/6/50		55,000	42,205
3.700%, 2/4/51		124,000	83,479
BAT Capital Corp. 3.557%, 8/15/27		100,000	94,902
2.259%, 3/25/28		225,000	201,531
5.834%, 2/20/31		20,000	20,274
6.000%, 2/20/34		125,000	126,346
4.540%, 8/15/47		26,000	19,940
4.758%, 9/6/49		250,000	196,593
5.650%, 3/16/52		256,000	228,453
7.081%, 8/2/53		97,000	103,466
BAT International Finance plc 5.931%, 2/2/29		400,000	409,362
Imperial Brands Finance plc 3.125%, 7/26/24§		500,000	499,049
3.500%, 7/26/26§		400,000	382,827
Philip Morris International, Inc.
5.125%, 11/17/27		54,000	53,939
4.875%, 2/13/29		42,000	41,513
5.375%, 2/15/33		200,000	198,844
5.250%, 2/13/34		100,000	98,172

			3,097,008

Total Consumer Staples			8,195,382

Energy (2.3%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC 3.337%, 12/15/27		100,000	94,211
FORESEA Holding SA 7.500%, 6/15/30 (m)		32,553	30,071
Halliburton Co. 3.800%, 11/15/25		2,000	1,956
Schlumberger Finance Canada Ltd. 1.400%, 9/17/25		25,000	23,850
Schlumberger Investment SA 2.650%, 6/26/30		200,000	176,141

			326,229

Oil, Gas & Consumable Fuels (2.3%)
Antero Resources Corp.
7.625%, 2/1/29§		250,000	255,932
5.375%, 3/1/30§		276,000	266,285
Apache Corp. 4.750%, 4/15/43 (x)		174,000	138,275
Boardwalk Pipelines LP 4.800%, 5/3/29		20,000	19,511
3.400%, 2/15/31		400,000	349,641
BP Capital Markets America, Inc. 3.588%, 4/14/27		100,000	96,101
4.234%, 11/6/28		200,000	193,849
2.721%, 1/12/32		176,000	149,840
4.812%, 2/13/33		21,000	20,339
3.379%, 2/8/61		53,000	34,783
BP Capital Markets plc 3.279%, 9/19/27		50,000	47,315
Cameron LNG LLC 3.402%, 1/15/38§		435,000	352,933
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27		375,000	374,648
3.700%, 11/15/29 (x)		230,000	212,481
2.742%, 12/31/39		351,000	280,901
Cheniere Energy Partners LP 3.250%, 1/31/32		400,000	339,928
5.950%, 6/30/33		50,000	50,485
Cheniere Energy, Inc. 4.625%, 10/15/28		200,000	193,640
5.650%, 4/15/34§		853,000	849,461
Chevron Corp. 2.954%, 5/16/26		50,000	48,128
Chevron USA, Inc. 0.687%, 8/12/25		65,000	61,884
2.343%, 8/12/50		56,000	32,556
ConocoPhillips Co. 6.950%, 4/15/29		200,000	216,593
Continental Resources, Inc. 5.750%, 1/15/31§		500,000	491,018
Coterra Energy, Inc. 4.375%, 3/15/29		100,000	95,392
Devon Energy Corp. 4.750%, 5/15/42		30,000	25,207
Diamondback Energy, Inc. 3.250%, 12/1/26		825,000	791,949
3.500%, 12/1/29		1,745,000	1,608,868
3.125%, 3/24/31		472,000	415,007
5.400%, 4/18/34		40,000	39,588
4.400%, 3/24/51		238,000	190,767

See Notes to Financial Statements.

1298

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
4.250%, 3/15/52		$79,000	$61,393
5.900%, 4/18/64		276,000	269,689
Enbridge, Inc. 3.700%, 7/15/27		101,000	96,708
5.625%, 4/5/34		150,000	149,686
Energy Transfer LP 5.550%, 2/15/28		25,000	25,191
6.100%, 12/1/28		200,000	205,973
3.750%, 5/15/30		100,000	91,934
5.550%, 5/15/34		550,000	542,934
5.000%, 5/15/50		700,000	595,484
Enterprise Products Operating LLC
3.700%, 2/15/26		100,000	97,542
2.800%, 1/31/30		30,000	26,777
EOG Resources, Inc. 4.375%, 4/15/30		200,000	195,560
EQT Corp. 3.125%, 5/15/26§		300,000	286,662
5.000%, 1/15/29		487,000	476,580
7.000%, 2/1/30 (e)		305,000	323,300
3.625%, 5/15/31§		458,000	402,911
Equinor ASA 1.750%, 1/22/26		55,000	52,195
3.625%, 9/10/28		100,000	95,439
Exxon Mobil Corp. 3.043%, 3/1/26		50,000	48,337
2.275%, 8/16/26		200,000	189,298
3.452%, 4/15/51		157,000	114,078
Kinder Morgan, Inc. 5.000%, 2/1/29		79,000	78,188
5.300%, 12/1/34		132,000	128,100
Korea National Oil Corp. 4.875%, 4/3/29§		400,000	395,748
Marathon Petroleum Corp. 5.125%, 12/15/26		100,000	99,604
3.800%, 4/1/28		15,000	14,292
MPLX LP 4.000%, 3/15/28		200,000	191,483
NGPL PipeCo LLC 4.875%, 8/15/27§		65,000	63,500
3.250%, 7/15/31§		494,000	421,287
7.768%, 12/15/37§		54,000	61,975
Northwest Pipeline LLC 4.000%, 4/1/27		545,000	528,567
Oleoducto Central SA 4.000%, 7/14/27§		14,000	12,978
ONEOK, Inc. 5.850%, 1/15/26		65,000	65,245
4.350%, 3/15/29		50,000	48,083
3.250%, 6/1/30		15,000	13,464
Ovintiv, Inc. 5.650%, 5/15/25		20,000	19,985
5.650%, 5/15/28		35,000	35,380
7.100%, 7/15/53		126,000	138,945
Petroleos Mexicanos 6.875%, 8/4/26		44,000	43,010
6.500%, 3/13/27		85,000	80,954
10.000%, 2/7/33		200,000	200,350
Series 13-2
7.190%, 9/12/24	MXN	503,000	27,189
Phillips 66 Co. 3.550%, 10/1/26		$25,000	24,104
Pioneer Natural Resources Co. 5.100%, 3/29/26		200,000	199,760
1.900%, 8/15/30		50,000	41,785
Plains All American Pipeline LP 4.500%, 12/15/26		50,000	48,878
Sabine Pass Liquefaction LLC 5.625%, 3/1/25		187,000	186,600
5.875%, 6/30/26		64,000	64,237
5.000%, 3/15/27		402,000	398,169
4.200%, 3/15/28		200,000	192,679
4.500%, 5/15/30		336,000	322,154
5.900%, 9/15/37		238,000	242,948
Targa Resources Corp. 5.200%, 7/1/27		340,000	338,975
4.200%, 2/1/33		453,000	407,959
6.125%, 3/15/33		200,000	205,782
TotalEnergies Capital International SA
3.455%, 2/19/29		100,000	93,719
TransCanada PipeLines Ltd. 4.250%, 5/15/28 (x)		100,000	96,637
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		75,000	77,135
4.000%, 3/15/28		219,000	210,239
4.600%, 3/15/48		148,000	125,922
3.950%, 5/15/50		139,000	105,809
Valero Energy Corp. 4.000%, 4/1/29		65,000	61,753
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	181,384
3.875%, 11/1/33§		100,000	85,000
Venture Global LNG, Inc. 8.125%, 6/1/28§		300,000	308,250
Western Midstream Operating LP 6.150%, 4/1/33		20,000	20,398
Williams Cos., Inc. (The) 2.600%, 3/15/31		65,000	54,842
5.150%, 3/15/34		100,000	97,332

			19,451,753

Total Energy			19,777,982

Financials (10.0%)
Banks (5.7%)
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26 (k)§		400,000	402,861
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		100,000	109,223
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)	EUR	900,000	250,602
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)		$400,000	399,063

See Notes to Financial Statements.

1299

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
5.588%, 8/8/28		$200,000	$201,548
6.607%, 11/7/28		200,000	209,806
2.749%, 12/3/30		200,000	166,054
Bank of America Corp. 3.500%, 4/19/26		125,000	121,134
(EURIBOR 3 Month + 1.00%), 4.700%, 9/22/26 (k)(m)	EUR	600,000	647,052
(SOFR + 1.01%), 1.197%, 10/24/26 (k)		$50,000	47,115
(SOFR + 1.29%), 5.080%, 1/20/27 (k)		150,000	148,921
(SOFR + 0.96%), 1.734%, 7/22/27 (k)		250,000	231,692
(CME Term SOFR 3 Month + 1.77%),
3.705%, 4/24/28 (k)		125,000	119,524
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		550,000	537,265
(CME Term SOFR 3 Month + 1.30%),
3.419%, 12/20/28 (k)		97,000	91,179
(CME Term SOFR 3 Month + 1.33%),
3.970%, 3/5/29 (k)		2,000	1,911
(SOFR + 1.06%), 2.087%, 6/14/29 (k)		242,000	214,410
(CME Term SOFR 3 Month + 1.57%),
4.271%, 7/23/29 (k)		50,000	48,160
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		711,000	725,119
(CME Term SOFR 3 Month + 1.47%),
3.974%, 2/7/30 (k)		400,000	379,053
(CME Term SOFR 3 Month + 1.25%),
2.496%, 2/13/31 (k)		62,000	53,427
(SOFR + 2.15%), 2.592%, 4/29/31 (k)		66,000	57,133
(SOFR + 1.53%), 1.898%, 7/23/31 (k)		25,000	20,534
(SOFR + 1.37%), 1.922%, 10/24/31 (k)		207,000	169,306
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		250,000	211,262
(SOFR + 1.21%), 2.572%, 10/20/32 (k)		186,000	153,784
(SOFR + 1.84%), 5.872%, 9/15/34 (k)		200,000	206,114
(SOFR + 1.65%), 5.468%, 1/23/35 (k)		636,000	636,541
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)		200,000	175,397
(SOFR + 1.88%), 2.831%, 10/24/51 (k)		139,000	87,706
Series N
(SOFR + 1.22%), 2.651%, 3/11/32 (k)		100,000	84,739
Bank of America NA
(SOFR + 1.02%), 6.392%, 8/18/26 (k)		400,000	401,991
Bank of Montreal 1.250%, 9/15/26(x)		50,000	45,756
(SOFR + 0.60%), 0.949%, 1/22/27 (k)		50,000	46,687
Bank of Nova Scotia (The) 4.500%, 12/16/25		100,000	98,289
1.300%, 9/15/26		100,000	91,653
5.250%, 6/12/28 (x)		100,000	100,374
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26§		300,000	302,053
Barclays plc 3.250%, 2/12/27 (m)	GBP	500,000	597,980
(SOFR + 1.49%), 5.674%, 3/12/28 (k)		$250,000	250,090
(SOFR + 1.49%), 6.843%, 3/12/28 (k)		200,000	202,053
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28 (k)		300,000	315,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		550,000	604,637
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		700,000	623,913
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§		400,000	398,036
BPCE SA 5.281%, 5/30/29§		250,000	248,971
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	414,934
Canadian Imperial Bank of Commerce
1.250%, 6/22/26		50,000	46,268
5.615%, 7/17/26		200,000	200,998
Citibank NA 5.864%, 9/29/25		300,000	301,646
5.488%, 12/4/26		600,000	602,556
5.803%, 9/29/28		200,000	205,239
Citigroup, Inc. 3.400%, 5/1/26		100,000	96,533
(SOFR + 0.77%), 1.462%, 6/9/27 (k)		200,000	185,187
4.450%, 9/29/27		200,000	194,747
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		539,000	508,758
(CME Term SOFR 3 Month + 1.65%),
3.668%, 7/24/28 (k)		125,000	119,128
(SOFR + 1.36%), 5.174%, 2/13/30 (k)		263,000	261,496
(CME Term SOFR 3 Month + 1.60%),
3.980%, 3/20/30 (k)		150,000	141,514
(SOFR + 1.42%), 2.976%, 11/5/30 (k)		50,000	44,487
(SOFR + 2.11%), 2.572%, 6/3/31 (k)		29,000	24,951
(SOFR + 1.17%), 2.561%, 5/1/32 (k)		53,000	44,177
(SOFR + 1.18%), 2.520%, 11/3/32 (k)		70,000	57,580
(SOFR + 1.94%), 3.785%, 3/17/33 (k)		100,000	89,273
(SOFR + 2.09%), 4.910%, 5/24/33 (k)		377,000	362,073

See Notes to Financial Statements.

1300

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	$248,000	$260,018
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	270,000	267,729
Citizens Financial Group, Inc. 2.850%, 7/27/26	100,000	94,398
3.250%, 4/30/30	30,000	26,347
Comerica, Inc. 4.000%, 2/1/29	50,000	45,844
Commonwealth Bank of Australia 5.316%, 3/13/26	400,000	400,916
Cooperatieve Rabobank UA 5.500%, 7/18/25	500,000	500,704
3.750%, 7/21/26	250,000	240,718
5.500%, 10/5/26	300,000	301,986
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30 (k)§	400,000	400,261
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§	400,000	410,466
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30 (k)§	400,000	400,404
Fifth Third Bancorp
(SOFR + 1.36%), 4.055%, 4/25/28 (k)	60,000	57,421
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.61%),
4.292%, 9/12/26 (k)	200,000	196,591
(SOFR + 1.06%), 5.597%, 5/17/28 (k)	201,000	201,279
(SOFR + 3.35%), 7.390%, 11/3/28 (k)	700,000	739,642
(SOFR + 1.46%), 5.546%, 3/4/30 (k)	100,000	100,142
4.950%, 3/31/30	400,000	391,260
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	200,000	167,401
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	800,000	834,058
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	35,000	33,068
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	100,000	75,921
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30 (k)	200,000	198,829
JPMorgan Chase & Co. 3.900%, 7/15/25	100,000	98,463
(SOFR + 1.07%), 5.546%, 12/15/25 (k)	600,000	599,378
(SOFR + 1.85%), 2.083%, 4/22/26 (k)	100,000	97,004
2.950%, 10/1/26	100,000	95,263
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	200,000	187,916
4.125%, 12/15/26	125,000	121,376
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	40,000	36,705
(SOFR + 1.33%), 6.070%, 10/22/27 (k)(x)	400,000	407,020
(SOFR + 1.20%), 6.594%, 1/23/28 (k)	200,000	202,146
(CME Term SOFR 3 Month + 1.60%),
3.782%, 2/1/28 (k)	125,000	120,356
(SOFR + 0.93%), 5.571%, 4/22/28 (k)	86,000	86,648
(CME Term SOFR 3 Month + 1.64%),
3.540%, 5/1/28 (k)	75,000	71,588
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	700,000	642,789
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	55,000	48,874
(SOFR + 1.45%), 5.299%, 7/24/29 (k)	455,000	455,978
(SOFR + 1.31%), 5.012%, 1/23/30 (k)	225,000	223,045
(SOFR + 1.16%), 5.581%, 4/22/30 (k)	392,000	397,107
(CME Term SOFR 3 Month + 1.42%),
3.702%, 5/6/30 (k)	25,000	23,378
(CME Term SOFR 3 Month + 1.51%),
2.739%, 10/15/30 (k)	281,000	248,259
(CME Term SOFR 3 Month + 3.79%),
4.493%, 3/24/31 (k)(x)	131,000	126,467
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	378,000	326,460
(CME Term SOFR 3 Month + 2.52%),
2.956%, 5/13/31 (k)	200,000	175,260
(CME Term SOFR 3 Month + 1.11%),
1.764%, 11/19/31 (k)	101,000	82,059
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	81,000	65,959
(CME Term SOFR 3 Month + 1.25%),
2.580%, 4/22/32 (k)	159,000	134,319
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	65,000	54,053
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	100,000	85,167
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	85,000	80,793
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	40,000	42,398
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	387,000	396,054
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29 (k)§	200,000	201,207
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35 (k)	250,000	254,562
Korea Development Bank (The) 4.500%, 2/15/29	200,000	197,220

See Notes to Financial Statements.

1301

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Kreditanstalt fuer Wiederaufbau 0.625%, 1/22/26		$135,000	$126,342
3.000%, 5/20/27 (x)		180,000	172,059
2.875%, 4/3/28 (x)		90,000	84,874
3.875%, 6/15/28		60,000	58,486
4.000%, 3/15/29		100,000	98,066
0.750%, 9/30/30		105,000	84,419
4.125%, 7/15/33 (x)		200,000	194,781
Landwirtschaftliche Rentenbank 0.875%, 3/30/26		20,000	18,658
1.750%, 7/27/26		75,000	70,555
0.875%, 9/3/30		100,000	80,514
Series 37 2.500%, 11/15/27		50,000	46,768
Lloyds Banking Group plc 4.000%, 3/7/25	AUD	800,000	528,876
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.754%, 3/7/25 (k)		700,000	468,517
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)		$200,000	199,633
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)		125,000	115,258
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26 (k)		300,000	299,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)		200,000	184,164
3.741%, 3/7/29		100,000	94,129
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)(x)		200,000	201,521
Mizuho Financial Group, Inc.
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26 (k)		600,000	582,412
4.018%, 3/5/28		200,000	191,989
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)(x)		700,000	636,370
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)		200,000	202,791
Morgan Stanley Bank NA
(SOFR + 1.08%), 6.480%, 1/14/28 (k)		400,000	402,987
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	399,575
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		400,000	400,590
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)		200,000	196,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)		50,000	50,223
Nordea Kredit Realkreditaktieselskab 1.500%, 10/1/53	DKK	2	—
Oesterreichische Kontrollbank AG 0.375%, 9/17/25		$90,000	85,068
4.625%, 11/3/25		35,000	34,791
4.250%, 3/1/28		75,000	73,998
PNC Financial Services Group, Inc. (The)
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	53,740
(SOFR + 1.93%), 5.068%, 1/24/34 (k)		200,000	193,098
Royal Bank of Canada 4.650%, 1/27/26		75,000	73,919
1.400%, 11/2/26 (x)		50,000	45,792
4.875%, 1/19/27		400,000	397,000
4.240%, 8/3/27		150,000	146,054
4.900%, 1/12/28		325,000	322,597
5.000%, 2/1/33		250,000	246,519
Santander Holdings USA, Inc. 4.500%, 7/17/25		50,000	49,283
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		375,000	381,745
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)		200,000	184,579
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		700,000	718,863
Shinhan Bank Co. Ltd. 4.000%, 4/23/29§		500,000	466,870
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29 (k)§		300,000	304,956
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	516,145
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)§		400,000	402,324
6.301%, 1/9/29§		600,000	612,954
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		700,000	694,299
1.474%, 7/8/25		600,000	575,638

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.784%, 3/9/26	$100,000	$97,321
1.402%, 9/17/26	200,000	183,725
3.364%, 7/12/27	100,000	94,814
3.352%, 10/18/27	100,000	94,426
5.520%, 1/13/28	200,000	202,044
3.202%, 9/17/29	50,000	45,256
2.142%, 9/23/30	100,000	83,293
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.600%, 6/5/34 (k)(y)	200,000	198,579
Sumitomo Mitsui Trust Bank Ltd. 5.200%, 3/7/27§	400,000	399,133
5.500%, 3/9/28§	500,000	505,158
Toronto-Dominion Bank (The) 0.750%, 1/6/26 (x)	200,000	186,551
1.250%, 9/10/26	50,000	45,838
3.200%, 3/10/32	200,000	172,602
Truist Bank 4.050%, 11/3/25	20,000	19,658
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29 (k)	40,000	39,198
(SOFR + 1.62%), 5.435%, 1/24/30 (k)	110,000	109,525
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	150,000	143,399
(SOFR + 1.92%), 5.711%, 1/24/35 (k)	200,000	198,998
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	50,000	48,916
(SOFR + 2.02%), 5.775%, 6/12/29 (k)	100,000	101,366
1.375%, 7/22/30	200,000	160,365
Series V 2.375%, 7/22/26	150,000	141,509
Wells Fargo & Co. 3.550%, 9/29/25	100,000	97,633
3.000%, 4/22/26	50,000	47,926
3.000%, 10/23/26	100,000	94,988
(CME Term SOFR 3 Month + 1.43%),
3.196%, 6/17/27 (k)	400,000	382,756
4.300%, 7/22/27 (x)	100,000	97,462
(CME Term SOFR 3 Month + 1.57%),
3.584%, 5/22/28 (k)	75,000	71,439
4.150%, 1/24/29	200,000	192,273
(SOFR + 1.79%), 6.303%, 10/23/29 (k)	175,000	181,404
(SOFR + 1.50%), 5.198%, 1/23/30 (k)	75,000	74,627
(CME Term SOFR 3 Month + 1.26%),
2.572%, 2/11/31 (k)	435,000	376,488
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	700,000	606,498
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	483,000	482,906
(SOFR + 2.13%), 4.611%, 4/25/53 (k)	146,000	125,024
Wells Fargo Bank NA 5.550%, 8/1/25	200,000	200,195
5.450%, 8/7/26	200,000	200,585
(SOFR + 1.07%), 6.425%, 12/11/26 (k)	400,000	403,720
Westpac Banking Corp. 1.150%, 6/3/26	50,000	46,438
2.700%, 8/19/26	75,000	71,302
5.050%, 4/16/29	200,000	200,122

		47,864,008

Capital Markets (2.4%)
Ares Capital Corp. 3.875%, 1/15/26	100,000	96,541
2.875%, 6/15/27	100,000	91,471
Bank of New York Mellon Corp. (The)
2.450%, 8/17/26	75,000	70,953
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	50,000	48,301
(SOFR + 1.09%), 4.975%, 3/14/30 (k)(x)	50,000	49,590
Series J 1.900%, 1/25/29	50,000	44,008
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	125,000	122,097
BlackRock, Inc. 3.250%, 4/30/29	15,000	13,963
4.750%, 5/25/33	65,000	63,649
Blackstone Private Credit Fund 2.625%, 12/15/26	50,000	45,711
Blackstone Secured Lending Fund 5.875%, 11/15/27	65,000	64,532
Blue Owl Capital Corp. 3.400%, 7/15/26	50,000	47,121
2.875%, 6/11/28	25,000	22,115
Blue Owl Credit Income Corp. 7.950%, 6/13/28	100,000	103,471
6.600%, 9/15/29§	37,000	36,513
Brookfield Finance, Inc. 3.900%, 1/25/28	50,000	47,677
2.724%, 4/15/31	80,000	67,844
Carlyle Finance Subsidiary LLC 3.500%, 9/19/29 (x)§	600,000	552,358
Charles Schwab Corp. (The) 0.900%, 3/11/26	65,000	60,184
3.300%, 4/1/27	30,000	28,578
2.300%, 5/13/31	50,000	41,894
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	200,000	207,791
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	700,000	693,873
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	700,000	664,363
(SOFR + 1.59%), 5.706%, 2/8/28 (k)	150,000	149,838
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	154,561
FactSet Research Systems, Inc. 2.900%, 3/1/27	53,000	49,287
FS KKR Capital Corp. 3.125%, 10/12/28	50,000	43,407

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Bank USA
(SOFR + 0.78%), 5.283%, 3/18/27 (k)	$100,000	$99,595
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.798%, 8/10/26 (k)	300,000	300,021
(SOFR + 1.07%), 6.445%, 8/10/26 (k)	200,000	201,404
3.500%, 11/16/26	65,000	62,406
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	41,000	38,260
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	300,000	275,376
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	310,000	286,035
(CME Term SOFR 3 Month + 2.01%),
7.336%, 10/28/27 (k)	600,000	617,214
(CME Term SOFR 3 Month + 1.77%),
3.691%, 6/5/28 (k)	269,000	257,349
(SOFR + 1.77%), 6.484%, 10/24/29 (k)	200,000	209,187
2.600%, 2/7/30	59,000	51,664
3.800%, 3/15/30	46,000	42,963
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	1,206,000	1,224,262
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	143,000	116,510
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	316,000	265,599
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	287,000	235,518
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	374,000	310,992
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	100,000	107,426
(SOFR + 1.55%), 5.851%, 4/25/35 (k)	567,000	580,583
Golub Capital BDC, Inc. 2.500%, 8/24/26	15,000	13,812
Intercontinental Exchange, Inc. 3.750%, 12/1/25	30,000	29,302
5.250%, 6/15/31	30,000	30,169
Jefferies Financial Group, Inc. 2.625%, 10/15/31	100,000	80,706
Lehman Brothers Holdings, Inc. 5.625%, 1/24/13 (h)	5,000,000	500
Series 1 0.000%, 12/30/16 (h)	10,200,000	765
Moody’s Corp. 2.000%, 8/19/31	157,000	128,115
Morgan Stanley 4.000%, 7/23/25	80,000	78,807
3.875%, 1/27/26	65,000	63,509
3.125%, 7/27/26	125,000	119,918
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	150,000	140,282
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	95,000	88,555
+ 1.34%), 3.591%, 7/22/28 (k)	100,000	95,105
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	400,000	398,109
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	515,000	517,664
(SOFR + 1.83%), 6.407%, 11/1/29 (k)	801,000	835,550
(SOFR + 1.45%), 5.173%, 1/16/30 (k)	50,000	49,801
(CME Term SOFR 3 Month + 1.89%),
4.431%, 1/23/30 (k)	150,000	145,105
(SOFR + 1.26%), 5.656%, 4/18/30 (k)	496,000	503,058
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	384,000	336,095
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	467,000	374,997
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	227,000	185,803
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	260,000	215,031
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	95,000	100,666
(SOFR + 1.73%), 5.466%, 1/18/35 (k)	150,000	149,849
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	518,000	532,264
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	150,000	118,423
MSCI, Inc. 4.000%, 11/15/29 (x)§	574,000	537,459
Nasdaq, Inc. 3.850%, 6/30/26	100,000	97,356
5.350%, 6/28/28	200,000	201,554
Nomura Holdings, Inc. 2.648%, 1/16/25	600,000	589,737
5.709%, 1/9/26	500,000	500,249
Northern Trust Corp. 4.000%, 5/10/27	35,000	34,116
3.150%, 5/3/29	25,000	23,101
Prospect Capital Corp. 3.437%, 10/15/28	25,000	21,250
S&P Global, Inc. 1.250%, 8/15/30	25,000	20,184
5.250%, 9/15/33§	65,000	65,712
UBS AG
4.750%, 8/9/24	988,000	986,794
7.500%, 2/15/28	500,000	535,188
UBS Group AG 4.550%, 4/17/26	250,000	245,499
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§	300,000	300,207
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§	400,000	406,276
(SOFR + 1.73%), 3.091%, 5/14/32 (k)§	500,000	426,875
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34 (k)§	400,000	406,130

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35 (k)§		$500,000	$499,549

			20,193,251

Consumer Finance (1.0%)
AerCap Ireland Capital DAC 2.875%, 8/14/24		200,000	199,240
6.500%, 7/15/25		250,000	251,524
2.450%, 10/29/26		150,000	139,955
Ally Financial, Inc. 5.800%, 5/1/25		450,000	449,564
2.200%, 11/2/28		700,000	603,411
American Express Co. 4.900%, 2/13/26		45,000	44,675
(SOFR + 1.33%), 6.338%, 10/30/26 (k)		450,000	453,743
3.300%, 5/3/27		265,000	252,446
American Honda Finance Corp. 5.000%, 5/23/25		500,000	498,199
5.800%, 10/3/25		250,000	251,090
2.000%, 3/24/28		10,000	8,989
Avolon Holdings Funding Ltd. 5.750%, 3/1/29§		400,000	397,740
Capital One Financial Corp. 4.200%, 10/29/25		250,000	244,668
3.800%, 1/31/28		200,000	190,186
(SOFR + 1.91%), 5.700%, 2/1/30 (k)(x)		200,000	200,847
Caterpillar Financial Services Corp. 0.800%, 11/13/25		60,000	56,542
0.900%, 3/2/26		100,000	93,240
1.100%, 9/14/27		50,000	44,507
Discover Financial Services 4.100%, 2/9/27		40,000	38,450
Ford Motor Credit Co. LLC 5.125%, 6/16/25		700,000	694,855
5.800%, 3/5/27		400,000	398,848
6.798%, 11/7/28		200,000	206,264
5.800%, 3/8/29		100,000	99,552
7.122%, 11/7/33 (x)		400,000	424,120
General Motors Financial Co., Inc. 5.250%, 3/1/26		50,000	49,707
(United States SOFR Compounded Index + 1.35%),
6.731%, 5/8/27 (k)(x)		400,000	402,848
5.800%, 6/23/28		100,000	101,226
4.300%, 4/6/29		50,000	47,464
5.850%, 4/6/30		42,000	42,459
3.600%, 6/21/30		50,000	44,914
5.750%, 2/8/31		30,000	30,083
5.600%, 6/18/31		223,000	221,476
5.950%, 4/4/34		85,000	85,257
John Deere Capital Corp. 4.750%, 6/8/26		200,000	198,581
1.050%, 6/17/26 (x)		50,000	46,224
3.350%, 4/18/29		200,000	187,213
3.900%, 6/7/32		10,000	9,262
LeasePlan Corp. NV 2.875%, 10/24/24§		600,000	594,281
PACCAR Financial Corp. 4.950%, 10/3/25		25,000	24,897
Synchrony Financial 3.700%, 8/4/26		50,000	47,668
Toyota Motor Credit Corp. 0.800%, 10/16/25		50,000	47,266
1.125%, 6/18/26		35,000	32,418
3.200%, 1/11/27		100,000	96,059
4.625%, 1/12/28		65,000	64,384
1.900%, 4/6/28		100,000	89,803
5.100%, 3/21/31		100,000	99,941

			8,806,086

Financial Services (0.5%)
Berkshire Hathaway, Inc. 3.125%, 3/15/26		35,000	33,904
Block Financial LLC 2.500%, 7/15/28		10,000	8,950
Corebridge Financial, Inc. 3.900%, 4/5/32		200,000	179,018
Essent Group Ltd. 6.250%, 7/1/29		400,000	400,369
Fiserv, Inc. 3.500%, 7/1/29		245,000	226,319
5.450%, 3/15/34		400,000	397,904
Global Payments, Inc. 3.200%, 8/15/29		100,000	89,692
2.900%, 11/15/31 (x)		83,000	69,527
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp. 4.875%, 3/28/27§		$400,000	395,683
Mastercard, Inc. 2.950%, 11/21/26		50,000	47,712
2.000%, 11/18/31		100,000	82,478
National Rural Utilities Cooperative Finance Corp.
1.000%, 6/15/26		50,000	46,145
4.800%, 3/15/28		15,000	14,866
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	407,860
Nexi SpA 2.125%, 4/30/29 (m)(x)	EUR	400,000	387,247
PayPal Holdings, Inc. 2.650%, 10/1/26		$100,000	94,590
3.900%, 6/1/27		20,000	19,380
Realkredit Danmark A/S
Series 23S 1.500%, 10/1/53 (m)	DKK	1	—
Shell International Finance BV 2.875%, 5/10/26		$50,000	48,112
2.500%, 9/12/26		50,000	47,296
2.375%, 11/7/29		50,000	44,221
Thames Water Utilities Finance plc
4.375%, 1/18/31 (m)	EUR	400,000	367,276
Visa, Inc. 3.150%, 12/14/25		$100,000	97,287
0.750%, 8/15/27		45,000	39,773
2.050%, 4/15/30		65,000	55,832
Voya Financial, Inc. 3.650%, 6/15/26		50,000	48,227

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Worldline SA 4.125%, 9/12/28 (m)(x)	EUR	200,000	$211,941

			3,861,609

Insurance (0.4%)
American International Group, Inc.
4.375%, 6/30/50 (x)		$57,000	47,414
Aon Corp. 4.500%, 12/15/28		25,000	24,312
2.050%, 8/23/31		100,000	80,702
Aon North America, Inc. 5.150%, 3/1/29		450,000	447,960
Assurant, Inc. 2.650%, 1/15/32		50,000	41,113
Athene Global Funding 5.684%, 2/23/26 (x)§		400,000	400,500
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000	46,838
1.450%, 10/15/30		40,000	32,831
Brighthouse Financial, Inc. 3.700%, 6/22/27		50,000	47,495
Brown & Brown, Inc. 4.200%, 3/17/32		35,000	31,944
Chubb INA Holdings LLC 3.350%, 5/3/26 (x)		75,000	72,592
CNA Financial Corp. 2.050%, 8/15/30		20,000	16,612
Fairfax Financial Holdings Ltd. 4.625%, 4/29/30		25,000	23,790
Globe Life, Inc. 2.150%, 8/15/30		50,000	40,057
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	49,201
Kemper Corp. 2.400%, 9/30/30		25,000	20,448
Lincoln National Corp. 3.400%, 3/1/32		50,000	43,304
Loews Corp. 3.750%, 4/1/26		50,000	48,736
Markel Group, Inc. 3.500%, 11/1/27		25,000	23,678
Marsh & McLennan Cos., Inc. 4.375%, 3/15/29		10,000	9,762
5.400%, 9/15/33		100,000	102,068
4.200%, 3/1/48		150,000	122,062
4.900%, 3/15/49		23,000	20,798
MassMutual Global Funding II
(SOFR + 0.98%), 6.384%, 7/10/26 (k)§		400,000	402,907
MetLife, Inc. 4.550%, 3/23/30		200,000	196,211
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		400,000	400,354
Pacific Life Global Funding II 5.500%, 7/18/28§		300,000	303,685
Principal Financial Group, Inc. 3.700%, 5/15/29		10,000	9,321
Protective Life Global Funding 5.209%, 4/14/26§		300,000	299,324
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)		70,000	65,975
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)		200,000	183,959
Reinsurance Group of America, Inc. 3.900%, 5/15/29		10,000	9,385
3.150%, 6/15/30		20,000	17,739
RenaissanceRe Holdings Ltd. 3.600%, 4/15/29		50,000	46,206
Trinity Acquisition plc 4.400%, 3/15/26		50,000	49,059

			3,778,342

Total Financials			84,503,296

Health Care (1.7%)
Biotechnology (0.4%)
AbbVie, Inc. 4.800%, 3/15/27		65,000	64,721
4.800%, 3/15/29		60,000	59,623
5.050%, 3/15/34		554,000	551,161
4.550%, 3/15/35		126,000	119,870
Amgen, Inc. 5.150%, 3/2/28		50,000	49,923
2.450%, 2/21/30		200,000	174,401
5.250%, 3/2/30		654,000	658,144
3.350%, 2/22/32		23,000	20,399
5.250%, 3/2/33		195,000	194,825
4.400%, 2/22/62		387,000	308,307
5.750%, 3/2/63		27,000	26,402
Gilead Sciences, Inc. 3.650%, 3/1/26		125,000	121,441
1.650%, 10/1/30		162,000	133,551
2.600%, 10/1/40		173,000	119,487
Regeneron Pharmaceuticals, Inc. 1.750%, 9/15/30		900,000	742,460

			3,344,715

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories 3.750%, 11/30/26		28,000	27,288
Baxter International, Inc. 1.915%, 2/1/27		100,000	91,609
Becton Dickinson & Co. 3.700%, 6/6/27		33,000	31,782
4.693%, 2/13/28		40,000	39,403
2.823%, 5/20/30		35,000	30,926
5.110%, 2/8/34		27,000	26,539
4.669%, 6/6/47		30,000	26,123
Solventum Corp. 5.450%, 2/25/27§		40,000	39,939
6.000%, 5/15/64§		108,000	102,632
Stryker Corp. 3.500%, 3/15/26		50,000	48,526
1.950%, 6/15/30		200,000	168,181

			632,948

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (0.7%)
Cardinal Health, Inc. 3.410%, 6/15/27	$75,000	$71,472
Cencora, Inc. 3.450%, 12/15/27	50,000	47,264
Centene Corp. 4.625%, 12/15/29	300,000	283,530
Cigna Group (The) 4.375%, 10/15/28	340,000	329,613
5.000%, 5/15/29	450,000	447,881
CVS Health Corp. 3.875%, 7/20/25	80,000	78,607
1.300%, 8/21/27	65,000	57,658
4.300%, 3/25/28	55,000	53,120
5.000%, 1/30/29	20,000	19,791
3.250%, 8/15/29	200,000	181,482
2.700%, 8/21/40	178,000	118,310
Elevance Health, Inc. 3.650%, 12/1/27 (x)	200,000	190,945
3.600%, 3/15/51	165,000	118,804
HCA, Inc. 5.250%, 4/15/25	44,000	43,788
7.690%, 6/15/25	117,000	118,580
5.250%, 6/15/26	65,000	64,632
5.375%, 9/1/26	88,000	87,790
4.500%, 2/15/27	20,000	19,531
4.125%, 6/15/29	20,000	18,914
5.450%, 4/1/31	1,718,000	1,717,806
2.375%, 7/15/31	100,000	82,090
3.625%, 3/15/32	200,000	176,010
Humana, Inc. 1.350%, 2/3/27	25,000	22,664
3.700%, 3/23/29	20,000	18,720
5.875%, 3/1/33	47,000	47,885
5.950%, 3/15/34	38,000	38,883
McKesson Corp. 1.300%, 8/15/26	40,000	36,882
5.100%, 7/15/33	150,000	149,685
Quest Diagnostics, Inc. 3.450%, 6/1/26	30,000	28,980
UnitedHealth Group, Inc. 3.750%, 7/15/25	75,000	73,892
1.150%, 5/15/26	100,000	92,944
3.450%, 1/15/27	50,000	48,203
2.950%, 10/15/27	100,000	94,072
5.250%, 2/15/28	35,000	35,451
4.250%, 1/15/29	600,000	583,837
4.700%, 4/15/29	30,000	29,745
3.750%, 10/15/47	104,000	79,678
3.250%, 5/15/51	68,000	46,791
5.050%, 4/15/53	22,000	20,423
3.875%, 8/15/59	32,000	23,788
3.125%, 5/15/60	167,000	105,527

		5,905,668

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	57,080
2.100%, 6/4/30	24,000	20,172
2.300%, 3/12/31	25,000	20,868
Revvity, Inc.
3.300%, 9/15/29	15,000	13,651
2.250%, 9/15/31	35,000	28,656
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27	20,000	19,888
1.750%, 10/15/28	35,000	30,931
5.086%, 8/10/33	89,000	88,816

		280,062

Pharmaceuticals (0.5%)
Astrazeneca Finance LLC
4.850%, 2/26/29	65,000	64,896
AstraZeneca plc
3.125%, 6/12/27	75,000	71,262
1.375%, 8/6/30	200,000	163,082
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	587,785
Bayer US Finance LLC
6.125%, 11/21/26§	300,000	303,047
6.500%, 11/21/33§	200,000	204,289
Bristol-Myers Squibb Co.
3.200%, 6/15/26	25,000	24,086
3.900%, 2/20/28	50,000	48,301
4.900%, 2/22/29	45,000	44,870
3.400%, 7/26/29	62,000	57,686
5.750%, 2/1/31 (x)	100,000	103,886
5.100%, 2/22/31	77,000	77,256
5.200%, 2/22/34	100,000	99,851
2.550%, 11/13/50	41,000	24,065
5.650%, 2/22/64	25,000	24,491
Eli Lilly and Co.
3.375%, 3/15/29	13,000	12,286
4.700%, 2/9/34	100,000	97,894
Johnson & Johnson
0.550%, 9/1/25	100,000	94,889
2.450%, 3/1/26	125,000	120,069
Merck & Co., Inc.
3.400%, 3/7/29	100,000	94,451
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	80,000	78,978
4.450%, 5/19/28	200,000	196,575
4.750%, 5/19/33	105,000	102,512
Pfizer, Inc.
2.750%, 6/3/26	50,000	47,774
3.600%, 9/15/28	25,000	23,910
4.000%, 12/15/36	23,000	20,553
4.125%, 12/15/46	48,000	39,742
4.200%, 9/15/48	127,000	106,223
Roche Holdings, Inc.
4.790%, 3/8/29§	400,000	398,497
Royalty Pharma plc
1.200%, 9/2/25	70,000	66,515
Sanofi SA
3.625%, 6/19/28	25,000	23,979
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	47,946
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	337,760
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	50,000	48,519
Viatris, Inc.
2.700%, 6/22/30 (x)	200,000	169,436
Wyeth LLC
6.500%, 2/1/34	18,000	19,763

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Zoetis, Inc.
3.000%, 9/12/27	$50,000	$46,935
2.000%, 5/15/30	50,000	42,107

		4,136,166

Total Health Care		14,299,559

Industrials (1.6%)
Aerospace & Defense (0.8%)
BAE Systems plc
1.900%, 2/15/31§	200,000	162,638
Boeing Co. (The)
2.196%, 2/4/26	500,000	469,832
2.700%, 2/1/27	475,000	437,508
5.040%, 5/1/27	100,000	97,783
3.450%, 11/1/28	425,000	384,641
5.150%, 5/1/30	100,000	95,912
5.930%, 5/1/60	300,000	268,703
7.008%, 5/1/64 (x)§	116,000	119,590
General Dynamics Corp.
3.625%, 4/1/30	200,000	187,450
HEICO Corp.
5.250%, 8/1/28	300,000	300,651
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	700,000	614,615
L3Harris Technologies, Inc.
1.800%, 1/15/31	199,000	161,132
5.250%, 6/1/31	426,000	424,850
5.400%, 7/31/33 (x)	301,000	299,847
5.350%, 6/1/34	50,000	49,750
Lockheed Martin Corp.
3.550%, 1/15/26	26,000	25,366
4.450%, 5/15/28	35,000	34,425
1.850%, 6/15/30	53,000	44,775
4.750%, 2/15/34	100,000	97,440
3.600%, 3/1/35	39,000	34,116
Northrop Grumman Corp.
4.700%, 3/15/33	21,000	20,265
4.900%, 6/1/34	21,000	20,464
5.200%, 6/1/54	63,000	59,248
Rolls-Royce plc
5.750%, 10/15/27§	500,000	500,975
RTX Corp.
3.125%, 5/4/27	100,000	94,791
6.700%, 8/1/28	485,000	513,089
7.000%, 11/1/28	143,000	151,557
4.125%, 11/16/28	200,000	192,656
6.100%, 3/15/34	162,000	170,931
2.820%, 9/1/51	337,000	205,970
Spirit AeroSystems, Inc.
4.600%, 6/15/28 (x)	500,000	466,875
Textron, Inc.
4.000%, 3/15/26	25,000	24,432
3.900%, 9/17/29	31,000	29,100

		6,761,377

Air Freight & Logistics (0.1%)
FedEx Corp.
4.200%, 10/17/28	100,000	97,053
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	407,800
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	47,030
5.150%, 5/22/34	40,000	39,848

		591,731

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30 (x)	250,000	220,585
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	45,177
Johnson Controls International plc
2.000%, 9/16/31	30,000	24,227
Masco Corp.
2.000%, 10/1/30	25,000	20,542
Owens Corning
3.950%, 8/15/29	121,000	114,274

		424,805

Commercial Services & Supplies (0.0%)†
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	96,146
RELX Capital, Inc.
4.750%, 5/20/32	46,000	44,704
Republic Services, Inc.
3.375%, 11/15/27	15,000	14,220
Waste Management, Inc.
3.150%, 11/15/27	50,000	47,195
4.150%, 4/15/32	50,000	47,309
3.900%, 3/1/35	70,000	62,252

		311,826

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	22,794
Regal Rexnord Corp.
6.400%, 4/15/33	125,000	127,804

		150,598

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.900%, 8/1/46	26,000	20,650
2.875%, 6/15/52	132,000	84,178
5.500%, 3/15/55	87,000	87,872
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	17,044
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	33,415
3.800%, 8/1/28	25,000	23,887
2.300%, 5/15/31 (x)	25,000	20,959
4.100%, 5/15/49	179,000	141,342
3.050%, 5/15/50	31,000	20,074
3.155%, 5/15/55	44,000	27,996
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	400,000	398,989
Union Pacific Corp.
3.250%, 8/15/25	100,000	97,624
4.750%, 2/21/26	65,000	64,574
2.375%, 5/20/31	10,000	8,492
3.950%, 8/15/59	49,000	36,872
3.839%, 3/20/60	137,000	100,587

		1,184,555

See Notes to Financial Statements.

1308

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27	$75,000	$69,916
Honeywell International, Inc.
4.875%, 9/1/29	150,000	150,516

		220,432

Machinery (0.3%)
CNH Industrial Capital LLC
3.950%, 5/23/25	308,000	303,460
5.450%, 10/14/25	551,000	550,694
1.875%, 1/15/26	47,000	44,539
1.450%, 7/15/26	177,000	163,484
Cummins, Inc.
0.750%, 9/1/25	10,000	9,504
Daimler Truck Finance North America LLC
5.000%, 1/15/27§	400,000	397,100
Dover Corp.
3.150%, 11/15/25	50,000	48,473
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	47,539
Ingersoll Rand, Inc.
5.700%, 8/14/33	250,000	256,509
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	95,365
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	585,077
5.611%, 3/11/34	15,000	15,111

		2,516,855

Passenger Airlines (0.0%)†
American Airlines Pass-Through Trust, Class A
Series 2013-1 A 4.000%, 7/15/25	184,219	178,692
Southwest Airlines Co.
5.125%, 6/15/27	50,000	49,591

		228,283

Professional Services (0.0%)†
Automatic Data Processing, Inc.
1.700%, 5/15/28 (x)	20,000	17,820
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	84,228
Equifax, Inc.
5.100%, 6/1/28	100,000	99,579
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	28,944
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	23,981

		254,552

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 6/1/26	100,000	96,524
5.300%, 2/1/28	100,000	99,773
3.000%, 2/1/30	50,000	44,282
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	655,511
5.375%, 7/15/29§	200,000	197,699
GATX Corp.
3.250%, 9/15/26	50,000	47,653
6.050%, 6/5/54	35,000	35,137

		1,176,579

Total Industrials		13,821,593

Information Technology (1.4%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
2.500%, 9/20/26 (x)	50,000	47,516
4.850%, 2/26/29 (x)	25,000	24,989
5.050%, 2/26/34	100,000	100,001
Juniper Networks, Inc.
2.000%, 12/10/30	25,000	20,237
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	49,144
2.750%, 5/24/31	50,000	42,429
5.600%, 6/1/32 (x)	71,000	72,020

		356,336

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	47,330
Amphenol Corp.
2.200%, 9/15/31	60,000	49,188
CDW LLC
2.670%, 12/1/26	70,000	65,728
Jabil, Inc.
3.950%, 1/12/28 (x)	100,000	95,089
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	73,661
Tyco Electronics Group SA
4.500%, 2/13/26	30,000	29,673

		360,669

IT Services (0.1%)
DXC Technology Co.
1.800%, 9/15/26	50,000	45,915
Gartner, Inc.
3.750%, 10/1/30§	558,000	498,538
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	97,170
International Business Machines Corp.
3.450%, 2/19/26	100,000	97,136
3.500%, 5/15/29	200,000	187,120

		925,879

Semiconductors & Semiconductor Equipment (0.7%)
Analog Devices, Inc.
3.450%, 6/15/27	25,000	23,998
Applied Materials, Inc.
1.750%, 6/1/30	30,000	25,253
Broadcom Corp.
3.875%, 1/15/27	100,000	96,703
Broadcom, Inc.
3.150%, 11/15/25	40,000	38,783
(CME Term SOFR 1 Month + 0.00%),
6.467%, 11/21/25 (k)	400,000	391,500
3.459%, 9/15/26	26,000	25,005
4.110%, 9/15/28 (x)	106,000	102,225
4.750%, 4/15/29	100,000	98,568
2.600%, 2/15/33§	337,000	273,458
3.419%, 4/15/33§	79,000	68,164
3.469%, 4/15/34§	777,000	661,475
3.187%, 11/15/36§	426,000	337,432
4.926%, 5/15/37§	412,000	387,860
Foundry JV Holdco LLC
6.150%, 1/25/32§	400,000	408,567

See Notes to Financial Statements.

1309

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Intel Corp.
3.700%, 7/29/25	$100,000	$98,283
3.750%, 8/5/27	100,000	96,398
2.450%, 11/15/29	20,000	17,589
5.125%, 2/10/30	400,000	401,808
4.150%, 8/5/32	100,000	93,776
5.200%, 2/10/33	200,000	199,865
3.050%, 8/12/51	77,000	49,145
3.100%, 2/15/60	33,000	20,044
KLA Corp.
3.300%, 3/1/50	145,000	102,478
4.950%, 7/15/52	24,000	22,380
Lam Research Corp.
3.750%, 3/15/26	50,000	48,790
4.000%, 3/15/29	30,000	28,877
Micron Technology, Inc.
4.185%, 2/15/27	25,000	24,301
5.375%, 4/15/28 (x)	100,000	100,348
NVIDIA Corp.
2.000%, 6/15/31	50,000	41,995
NXP BV
3.875%, 6/18/26	800,000	777,000
4.400%, 6/1/27	40,000	39,116
2.500%, 5/11/31	84,000	70,309
2.650%, 2/15/32	30,000	25,017
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	71,629
2.150%, 5/20/30	100,000	86,460
Texas Instruments, Inc.
2.250%, 9/4/29	30,000	26,531
4.900%, 3/14/33	50,000	49,965
4.100%, 8/16/52	70,000	57,337

		5,488,432

Software (0.3%)
Microsoft Corp.
2.400%, 8/8/26	100,000	95,180
3.300%, 2/6/27	100,000	96,393
3.400%, 6/15/27	10,000	9,602
1.350%, 9/15/30	35,000	28,887
Open Text Corp.
6.900%, 12/1/27§	700,000	722,750
Oracle Corp.
1.650%, 3/25/26	25,000	23,431
2.650%, 7/15/26	45,000	42,645
2.300%, 3/25/28	70,000	63,280
4.500%, 5/6/28	35,000	34,345
6.150%, 11/9/29	300,000	313,658
2.950%, 4/1/30	66,000	58,700
2.875%, 3/25/31	401,000	346,739
4.500%, 7/8/44	137,000	114,442
4.125%, 5/15/45	176,000	138,363
4.000%, 7/15/46 (x)	88,000	67,401
4.000%, 11/15/47	53,000	40,403
3.600%, 4/1/50	59,000	41,313
3.950%, 3/25/51	119,000	88,233
6.900%, 11/9/52	36,000	40,527
5.550%, 2/6/53	110,000	104,614
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	29,004
1.750%, 2/15/31	200,000	160,882
Salesforce, Inc.
1.500%, 7/15/28	35,000	30,778
1.950%, 7/15/31	40,000	32,786
VMware LLC
1.400%, 8/15/26	20,000	18,432
3.900%, 8/21/27	100,000	95,911
1.800%, 8/15/28	25,000	21,874

		2,860,573

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
0.700%, 2/8/26	100,000	93,327
3.250%, 2/23/26	110,000	106,913
3.350%, 2/9/27	50,000	48,183
2.900%, 9/12/27	150,000	141,596
1.650%, 5/11/30	90,000	75,865
1.650%, 2/8/31	100,000	82,696
Dell International LLC
5.850%, 7/15/25	500,000	501,077
6.020%, 6/15/26	100,000	101,023
4.900%, 10/1/26	127,000	125,693
6.100%, 7/15/27	25,000	25,641
5.250%, 2/1/28	80,000	80,509
Hewlett Packard Enterprise Co.
4.900%, 10/15/25 (e)	50,000	49,611
5.250%, 7/1/28	125,000	125,828
HP, Inc.
1.450%, 6/17/26	50,000	46,398
Western Digital Corp.
2.850%, 2/1/29	30,000	25,950

		1,630,310

Total Information Technology		11,622,199

Materials (0.4%)
Chemicals (0.1%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29	50,000	49,490
4.800%, 3/3/33	50,000	49,234
Braskem Netherlands Finance BV
8.500%, 1/12/31§	11,000	11,236
Dow Chemical Co. (The)
5.150%, 2/15/34	100,000	97,976
Eastman Chemical Co.
5.750%, 3/8/33	21,000	21,224
5.625%, 2/20/34	21,000	20,968
Ecolab, Inc.
1.650%, 2/1/27	100,000	91,792
Linde, Inc.
4.700%, 12/5/25	50,000	49,660
LYB International Finance III LLC
5.625%, 5/15/33	200,000	202,668
Nutrien Ltd.
5.950%, 11/7/25	20,000	20,117
PPG Industries, Inc.
2.800%, 8/15/29	100,000	90,083
RPM International, Inc.
4.550%, 3/1/29 (x)	25,000	24,133
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	71,542
Westlake Corp.
3.375%, 6/15/30	30,000	27,027

		827,150

See Notes to Financial Statements.

1310

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31	$25,000	$20,709
Series CB 2.500%, 3/15/30	35,000	30,323

		51,032

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	55,000	55,706
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	29,471
Avery Dennison Corp.
5.750%, 3/15/33	50,000	51,348
Berry Global, Inc.
1.650%, 1/15/27 (x)	63,000	57,374
5.800%, 6/15/31§	100,000	99,944
Packaging Corp. of America
3.400%, 12/15/27	35,000	33,063
WRKCo., Inc.
4.000%, 3/15/28	50,000	47,837

		374,743

Metals & Mining (0.2%)
Anglo American Capital plc
5.625%, 4/1/30§	225,000	226,617
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	192,573
Glencore Funding LLC
5.371%, 4/4/29§	40,000	39,801
2.500%, 9/1/30§	52,000	43,862
6.375%, 10/6/30§	134,000	139,655
2.850%, 4/27/31§	74,000	62,291
2.625%, 9/23/31§	239,000	196,083
Kinross Gold Corp.
6.250%, 7/15/33	100,000	104,337
Newmont Corp.
5.300%, 3/15/26§	55,000	54,997
2.250%, 10/1/30	103,000	87,707
Nucor Corp.
4.300%, 5/23/27	50,000	48,895
Reliance, Inc.
2.150%, 8/15/30	600,000	502,289
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	90,054
6.125%, 6/12/33	100,000	100,800
6.400%, 6/28/54	5,000	4,941

		1,894,902

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31	100,000	87,100
Suzano International Finance BV
5.500%, 1/ 17/27	25,000	24,787

		111,887

Total Materials		3,259,714

Real Estate (1.0%)
Diversified REITs (0.1%)
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	50,000	50,482
GLP Capital LP (REIT)
5.250%, 6/1/25	400,000	396,100
5.375%, 4/15/26	15,000	14,869
5.750%, 6/1/28	10,000	9,997
Simon Property Group LP (REIT)
3.300%, 1/15/26	75,000	72,694
1.375%, 1/15/27	100,000	91,100
3.375%, 6/15/27	75,000	71,517
Store Capital LLC (REIT)
2.700%, 12/1/31	50,000	40,005
WP Carey, Inc. (REIT)
3.850%, 7/15/29	50,000	46,726

		793,490

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.800%, 4/15/26	50,000	48,561
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	65,000	57,203
5.250%, 12/15/32	10,000	9,833
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	500,000	495,943
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	22,591
Welltower OP LLC (REIT)
2.050%, 1/15/29	30,000	26,135

		660,266

Industrial REITs (0.0%)†
Prologis LP (REIT)
3.250%, 6/30/26	30,000	28,916
2.250%, 1/15/32	50,000	40,872
4.625%, 1/15/33	100,000	95,673

		165,461

Office REITs (0.2%)
Boston Properties LP (REIT)
2.750%, 10/1/26	50,000	46,616
2.550%, 4/1/32	100,000	78,070
6.500%, 1/15/34	100,000	101,682
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	300,000	271,500
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	600,000	566,084
Kilroy Realty LP (REIT)
4.375%, 10/1/25	500,000	490,736
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	19,875

		1,574,563

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
5.500%, 4/1/29	400,000	401,596

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	30,563
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	43,908
3.300%, 6/1/29	15,000	13,848
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,600

See Notes to Financial Statements.

1311

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Essex Portfolio LP (REIT)
4.000%, 3/1/29	$25,000	$23,583
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	13,264
5.500%, 8/15/33	200,000	197,325
Mid-America Apartments LP (REIT)
3.950%, 3/15/29 (x)	50,000	47,661
Sun Communities Operating LP (REIT)
5.700%, 1/15/33	50,000	49,207
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	94,108

		523,067

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	13,205
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	44,621
Realty Income Corp. (REIT)
4.875%, 6/1/26	10,000	9,915
2.100%, 3/15/28	50,000	44,774
4.850%, 3/15/30	30,000	29,414
5.625%, 10/13/32	100,000	101,324
4.900%, 7/15/33	100,000	95,707
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	22,379

		361,339

Specialized REITs (0.4%)
American Tower Corp. (REIT)
2.400%, 3/15/25	500,000	488,264
5.800%, 11/15/28	300,000	305,805
2.300%, 9/15/31	20,000	16,349
5.650%, 3/15/33	200,000	201,342
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	10,000	9,572
3.700%, 6/15/26	500,000	483,087
2.900%, 3/15/27	30,000	28,127
3.650%, 9/1/27	50,000	47,509
5.000%, 1/11/28	55,000	54,268
2.100%, 4/1/31	300,000	243,578
2.500%, 7/15/31	100,000	82,689
EPR Properties (REIT)
4.500%, 4/1/25	500,000	493,434
3.600%, 11/15/31	700,000	583,472
Equinix, Inc. (REIT)
1.000%, 9/15/25	100,000	94,664
1.800%, 7/15/27	20,000	18,058
3.200%, 11/18/29	25,000	22,485
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	23,790
5.500%, 7/1/30	100,000	100,605
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	25,000	23,317
5.125%, 1/15/29	100,000	100,737
3.385%, 5/1/29	15,000	13,989
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	100,000	98,872

		3,534,013

Total Real Estate		8,013,795

Utilities (2.8%)
Electric Utilities (2.1%)
AEP Texas, Inc.
3.450%, 5/15/51	164,000	108,347
Series I 2.100%, 7/1/30	214,000	178,029
AEP Transmission Co. LLC
3.800%, 6/15/49	172,000	127,637
3.150%, 9/15/49	153,000	101,130
Series N 2.750%, 8/15/51	41,000	24,594
Alabama Power Co.
3.750%, 3/1/45	167,000	128,180
Series 20-A 1.450%, 9/15/30	50,000	40,584
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	23,422
5.200%, 1/15/29	65,000	64,689
2.300%, 3/1/30	25,000	21,260
Appalachian Power Co.
Series AA 2.700%, 4/1/31	700,000	588,601
Avangrid, Inc.
3.150%, 12/1/24	400,000	395,670
Baltimore Gas & Electric Co.
3.750%, 8/15/47	46,000	34,532
2.900%, 6/15/50	83,000	52,269
4.550%, 6/1/52	24,000	19,970
CenterPoint Energy Houston Electric LLC
Series AD 2.900%, 7/1/50	43,000	27,715
Series AG 3.000%, 3/1/32	50,000	43,090
Dominion Energy South Carolina, Inc.
6.250%, 10/15/53	35,000	37,699
DTE Electric Co.
Series A 1.900%, 4/1/28	65,000	58,166
Series B 3.250%, 4/1/51	31,000	21,053
Duke Energy Carolinas LLC
2.450%, 8/15/29	25,000	22,067
2.550%, 4/15/31	50,000	42,735
3.700%, 12/1/47	156,000	114,575
3.950%, 3/15/48	27,000	20,864
3.200%, 8/15/49	31,000	20,869
3.450%, 4/15/51	115,000	80,146
Duke Energy Corp.
2.650%, 9/1/26	75,000	70,835
3.400%, 6/15/29	30,000	27,711
2.550%, 6/15/31	25,000	20,954
Duke Energy Florida LLC
1.750%, 6/15/30	70,000	57,960
3.000%, 12/15/51	297,000	186,644
6.200%, 11/15/53	19,000	20,062
Duke Energy Ohio, Inc.
5.550%, 3/15/54	21,000	20,275
Duke Energy Progress LLC
3.250%, 8/15/25	50,000	48,918
3.450%, 3/15/29	70,000	65,176
2.500%, 8/15/50	149,000	86,269

See Notes to Financial Statements.

1312

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
5.350%, 3/15/53		$143,000	$134,592
Edison International
3.550%, 11/15/24		100,000	99,042
5.750%, 6/15/27		108,000	108,938
5.250%, 11/15/28		38,000	37,728
6.950%, 11/15/29		728,000	773,225
Emera US Finance LP
3.550%, 6/15/26		50,000	47,896
Enel Finance International NV
2.250%, 7/12/31 (e)§		600,000	488,199
5.000%, 6/15/32§		600,000	570,838
Entergy Corp.
0.900%, 9/15/25		95,000	89,970
Entergy Louisiana LLC
5.350%, 3/15/34		100,000	99,361
EPH Financing International A/S
6.651%, 11/13/28 (m)	EUR	400,000	443,151
Eversource Energy
5.450%, 3/1/28		$48,000	48,158
5.950%, 2/1/29		41,000	41,863
5.500%, 1/1/34		100,000	97,987
Series M 3.300%, 1/15/28		150,000	139,840
Exelon Corp.
4.050%, 4/15/30		200,000	187,673
FirstEnergy Corp.
Series C 5.100%, 7/15/47 (e)		23,000	19,853
3.400%, 3/1/50		120,000	80,926
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§		500,000	467,030
5.200%, 4/1/28§		200,000	199,392
FirstEnergy Transmission LLC
4.550%, 4/1/49§		218,000	180,892
Florida Power & Light Co.
5.050%, 4/1/28		300,000	301,591
4.800%, 5/15/33		100,000	97,395
3.950%, 3/1/48		26,000	20,610
3.990%, 3/1/49		129,000	102,115
3.150%, 10/1/49		104,000	70,730
2.875%, 12/4/51		39,000	24,911
Fortis, Inc.
3.055%, 10/4/26		75,000	71,137
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%),
6.131%, 5/8/25 (k)(x)		300,000	300,946
5.004%, 2/23/27		400,000	397,858
4.700%, 5/15/32 (x)		50,000	48,468
4.950%, 5/17/33		33,000	32,230
5.250%, 3/15/34		41,000	40,872
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	23,779
IPALCO Enterprises, Inc.
4.250%, 5/1/30		600,000	555,635
ITC Holdings Corp.
3.350%, 11/15/27		25,000	23,533
MidAmerican Energy Co.
3.650%, 4/15/29		100,000	94,475
5.850%, 9/15/54		72,000	73,740
5.300%, 2/1/55		160,000	152,613
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27		25,000	23,855
4.625%, 7/15/27 (x)		100,000	98,341
2.750%, 11/1/29		600,000	532,812
5.250%, 3/15/34		100,000	98,222
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)		100,000	100,611
Northern States Power Co.
3.600%, 5/15/46		27,000	20,115
2.600%, 6/1/51		40,000	23,800
Ohio Power Co.
Series P 2.600%, 4/1/30		70,000	60,864
Series Q 1.625%, 1/15/31		144,000	115,012
Series R 2.900%, 10/1/51		281,000	171,669
Oklahoma Gas & Electric Co.
3.250%, 4/1/30		200,000	180,181
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25		35,000	32,987
3.700%, 11/15/28		25,000	23,728
Pacific Gas and Electric Co.
3.450%, 7/1/25 (x)		200,000	195,051
3.150%, 1/1/26		150,000	144,558
2.950%, 3/1/26		500,000	478,346
5.550%, 5/15/29		270,000	269,918
3.250%, 6/1/31		900,000	773,559
6.400%, 6/15/33		400,000	413,114
3.500%, 8/1/50		403,000	262,498
5.250%, 3/1/52		96,000	82,561
PacifiCorp
5.100%, 2/15/29		400,000	397,663
PECO Energy Co.
2.800%, 6/15/50		35,000	21,842
3.050%, 3/15/51		87,000	56,702
4.600%, 5/15/52		28,000	24,032
PPL Capital Funding, Inc.
3.100%, 5/15/26		50,000	47,944
Public Service Co. of New Hampshire
5.150%, 1/15/53		22,000	20,330
Public Service Electric & Gas Co.
3.200%, 5/15/29		100,000	92,301
2.050%, 8/1/50		85,000	45,710
Southern California Edison Co.
5.300%, 3/1/28		631,000	631,825
2.850%, 8/1/29		40,000	35,899
2.250%, 6/1/30		108,000	91,311
5.450%, 6/1/31		60,000	60,404
2.750%, 2/1/32		92,000	77,508
5.625%, 2/1/36		111,000	110,863
Series A 4.200%, 3/1/29		75,000	71,656
Series G 2.500%, 6/1/31		126,000	105,730
Southern Co. (The)
3.250%, 7/1/26		100,000	96,089
5.113%, 8/1/27 (e)		100,000	99,666
Series A 3.700%, 4/30/30		600,000	554,086

See Notes to Financial Statements.

1313

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Southwestern Electric Power Co.
Series N 1.650%, 3/15/26		$100,000	$94,122
Union Electric Co.
2.950%, 3/15/30		250,000	222,992
2.625%, 3/15/51		35,000	20,961
Virginia Electric and Power Co.
2.300%, 11/15/31		100,000	82,539
2.450%, 12/15/50		51,000	28,677
2.950%, 11/15/51		65,000	40,884
Virginia Power Fuel Securitization LLC
Series A-1 5.088%, 5/1/27		400,000	398,031
Vistra Operations Co. LLC
6.000%, 4/15/34§		137,000	136,968
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	70,114
Xcel Energy, Inc.
5.450%, 8/15/33		250,000	245,601

			17,876,141

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	30,469
CenterPoint Energy Resources Corp.
5.250%, 3/1/28		50,000	49,933
4.000%, 4/1/28		44,000	42,206
5.400%, 7/1/34		50,000	49,583
National Fuel Gas Co.
3.950%, 9/15/27		50,000	47,719
2.950%, 3/1/31		700,000	586,841
ONE Gas, Inc.
5.100%, 4/1/29		22,000	22,054
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		43,000	36,084
Southern California Gas Co.
2.950%, 4/15/27		700,000	658,700
Series XX 2.550%, 2/1/30		200,000	174,250

			1,697,839

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28		100,000	99,720
Constellation Energy Generation LLC
5.600%, 3/1/28		330,000	334,049

			433,769

Multi-Utilities (0.4%)
Algonquin Power & Utilities Corp.
5.365%, 6/15/26 (e)		36,000	35,836
Ameren Corp.
5.000%, 1/15/29		400,000	395,536
Ameren Illinois Co.
3.800%, 5/15/28		40,000	38,402
CenterPoint Energy, Inc.
1.450%, 6/1/26		30,000	27,819
Consolidated Edison Co. of New York, Inc.
3.950%, 3/1/43		26,000	20,776
4.500%, 12/1/45		26,000	21,986
Series B 3.125%, 11/15/27		25,000	23,428
Consumers Energy Co.
4.650%, 3/1/28		50,000	49,485
4.050%, 5/15/48		112,000	90,667
3.750%, 2/15/50		56,000	42,673
3.100%, 8/15/50 (x)		86,000	60,339
Dominion Energy, Inc.
Series A 1.450%, 4/15/26		40,000	37,269
Series C 2.250%, 8/15/31		45,000	36,673
DTE Energy Co.
5.100%, 3/1/29		400,000	396,187
National Grid plc
5.602%, 6/12/28		300,000	301,345
5.418%, 1/11/34		100,000	97,718
NiSource, Inc.
0.950%, 8/15/25		60,000	56,972
5.400%, 6/30/33		50,000	49,339
5.350%, 4/1/34		137,000	134,977
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		400,000	399,598
6.125%, 10/15/33		200,000	207,806
San Diego Gas & Electric Co.
3.320%, 4/15/50		29,000	19,759
5.350%, 4/1/53		30,000	28,517
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	442,574
2.200%, 12/15/28		100,000	87,988

			3,103,669

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	82,792
Essential Utilities, Inc.
2.704%, 4/15/30 (x)		200,000	173,588

			256,380

Total Utilities			23,367,798

Total Corporate Bonds			207,719,914

Foreign Government Securities (2.0%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	300,483
Export Development Canada
3.875%, 2/14/28		$150,000	146,411
4.750%, 6/5/34		60,000	61,289
Export-Import Bank of Korea
0.625%, 2/9/26		200,000	186,360
Federative Republic of Brazil
6.125%, 3/15/34		400,000	384,400
Hungary Government Bond
5.375%, 9/12/33 (m)	EUR	6,000	6,651
Japan Bank for International Cooperation
0.625%, 7/15/25		200,000	190,614
2.375%, 4/20/26		200,000	190,560
2.250%, 11/4/26		50,000	47,071
3.500%, 10/31/28		200,000	190,216

See Notes to Financial Statements.

1314

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Japan Government Bond
1.800%, 3/20/54	JPY	89,500,000	$512,655
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	565,151
Kingdom of Saudi Arabia
4.750%, 1/16/30§		400,000	391,000
Mex Bonos Desarr Fix Rt
7.000%, 9/3/26	MXN	24,500,000	1,248,669
8.500%, 3/1/29		13,200,000	678,771
7.750%, 11/23/34		3,100,000	146,133
Series M 7.750%, 11/23/34		3,100,000	146,133
Series M 20 8.500%, 5/31/29		10,972,000	564,908
Mexican Udibonos
3.000%, 12/3/26		3,164,618	159,874
4.000%, 11/30/28		4,878,268	249,328
2.750%, 11/27/31		11,463,930	526,990
4.000%, 8/24/34 TIPS		1,138,263	55,621
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	111,251
5.100%, 6/18/50		77,594	73,343
Province of Alberta
1.300%, 7/22/30		250,000	206,465
Province of British Columbia
0.900%, 7/20/26		250,000	230,256
4.200%, 7/6/33		150,000	144,017
Province of Manitoba
4.900%, 5/31/34		60,000	60,525
Province of Ontario
3.100%, 5/19/27		250,000	238,933
1.800%, 10/14/31		100,000	82,614
5.050%, 4/24/34		100,000	102,254
Province of Quebec
2.500%, 4/20/26		50,000	47,879
2.750%, 4/12/27		50,000	47,384
3.625%, 4/13/28		100,000	96,412
4.500%, 4/3/29		250,000	248,832
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 49.961%, 4/12/25 (k)(m)(r)	ARS	242,000	177
Republic of Chile
3.125%, 1/21/26		$100,000	96,450
Republic of Indonesia
4.100%, 4/24/28		200,000	192,378
2.850%, 2/14/30		200,000	177,328
3.050%, 3/12/51		200,000	135,022
Republic of Korea
1.750%, 10/15/31		200,000	164,956
Republic of Panama
3.298%, 1/19/33		200,000	155,600
4.500%, 4/1/56		200,000	129,725
Republic of Peru
4.125%, 8/25/27		75,000	72,528
5.940%, 2/12/29 (m)	PEN	209,000	54,640
2.783%, 1/23/31		$70,000	60,034
3.000%, 1/15/34		200,000	162,952
7.600%, 8/12/39§	PEN	161,000	42,295
3.550%, 3/10/51		$117,000	82,944
Republic of Philippines
2.457%, 5/5/30		200,000	172,604
5.250%, 5/14/34		100,000	100,511
3.200%, 7/6/46		200,000	142,522
Republic of Poland
5.500%, 11/16/27		25,000	25,518
4.625%, 3/18/29		200,000	198,144
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	636,981
Romania Government Bond
2.000%, 4/14/33 (m)		800,000	642,838
Russian Federation
6.100%, 7/18/35*	RUB	6,631,000	15,466
State of Israel Government Bond
2.875%, 3/16/26		$200,000	189,563
5.500%, 3/12/34		400,000	381,500
State of Qatar
5.103%, 4/23/48§		500,000	486,875
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	189,552
Titulos de Tesoreria
5.750%, 11/3/27	COP	242,800,000	51,738
6.000%, 4/28/28		224,400,000	47,263
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	1,417,000	1,708,493
United Mexican States
3.750%, 1/11/28		$200,000	189,026
5.000%, 5/7/29 (x)		200,000	195,354
3.250%, 4/16/30		200,000	175,756
3.500%, 2/12/34		254,000	206,248
6.350%, 2/9/35		434,000	436,387
4.500%, 1/31/50		400,000	301,040

6.338%, 5/4/53		200,000	189,120

Total Foreign Government Securities			16,848,981

Mortgage-Backed Securities (25.9%)
FHLMC
3.000%, 9/1/27		3,878	3,746
4.170%, 4/1/28		300,000	294,441
4.380%, 5/1/28		800,000	791,022
3.000%, 7/1/28		2,320	2,236
2.500%, 1/1/29		7,729	7,412
3.000%, 1/1/30		7,853	7,539
2.500%, 3/1/30		7,676	7,275
2.500%, 5/1/30		19,609	18,570
3.000%, 5/1/30		15,169	14,552
3.000%, 6/1/30		30,104	28,880
2.500%, 7/1/30		7,272	6,884
3.000%, 7/1/30		16,366	15,698
2.500%, 8/1/30		23,422	22,153
3.000%, 8/1/30		5,005	4,794
2.500%, 9/1/30		29,903	28,265
2.500%, 4/1/31		28,883	27,258
3.500%, 4/1/31		548	525
6.375%, 11/1/31 (l)		572	576
4.090%, 9/1/32		1,964,771	1,843,174
3.000%, 10/1/32		2,156	2,049
3.000%, 11/1/32		3,157	2,998
3.000%, 12/1/32		2,174	2,058
5.500%, 2/1/35		3,649	3,708
4.500%, 2/1/39		7,745	7,560

See Notes to Financial Statements.

1315

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 12/1/39	$3,347	$3,267
4.000%, 8/1/40	3,604	3,426
4.000%, 9/1/40	8,496	8,095
4.000%, 4/1/41	171	163
4.500%, 5/1/41	16,544	16,131
5.500%, 6/1/41	14,598	14,893
5.000%, 11/1/41	32,094	32,170
3.500%, 4/1/42	30,173	27,872
3.500%, 8/1/42	23,657	21,826
3.500%, 10/1/42	1,400	1,300
3.000%, 3/1/43	20,654	18,483
3.500%, 6/1/43	13,446	12,363
3.500%, 7/1/43	3,367	3,102
4.500%, 9/1/43	26,234	25,450
4.500%, 11/1/43	4,794	4,651
4.500%, 12/1/43	19,492	18,991
3.500%, 1/1/44	8,267	7,610
4.000%, 4/1/44	15,101	14,306
3.500%, 6/1/44	5,334	4,921
4.000%, 7/1/44	3,821	3,629
3.000%, 1/1/45	993,243	875,772
3.000%, 7/1/45	534,457	470,578
3.500%, 9/1/45	2,866	2,614
4.000%, 9/1/45	20,655	19,564
4.000%, 12/1/45	7,657	7,232
3.000%, 12/1/46	125,496	110,387
3.500%, 3/1/47	30,090	27,335
4.500%, 4/1/47	48,944	47,374
4.500%, 5/1/47	18,171	17,571
4.500%, 7/1/47	63,731	61,592
3.500%, 10/1/47	39,162	35,661
3.500%, 12/1/47	34,275	31,200
3.500%, 1/1/48	12,225	11,096
4.500%, 7/1/48	152,193	147,168
4.500%, 8/1/48	269,570	260,402
5.000%, 11/1/48	6,966	6,880
4.500%, 4/1/49	28,861	27,818
3.000%, 4/1/50	1,157,576	988,912
FHLMC UMBS
3.500%, 1/1/34	33,586	32,095
3.500%, 5/1/35	123,117	117,768
2.000%, 9/1/35	54,244	48,140
2.000%, 1/1/36	114,505	102,335
2.000%, 2/1/36	91,602	81,294
2.000%, 3/1/36	21,705	19,263
1.500%, 4/1/36	240,033	207,988
1.500%, 5/1/36	46,750	40,509
2.000%, 5/1/36	128,759	114,954
2.000%, 3/1/37	308,565	274,325
2.000%, 4/1/37	40,475	35,781
3.000%, 9/1/37	4,266	3,896
3.000%, 6/1/38	83,897	77,258
2.500%, 3/1/41	2,027,597	1,761,845
2.000%, 3/1/42	59,696	49,728
4.000%, 1/1/45	242,820	230,509
4.000%, 9/1/45	247,408	234,174
3.500%, 3/1/46	104,392	96,052
3.500%, 9/1/46	34,077	30,871
4.000%, 7/1/47	51,110	47,819
3.500%, 1/1/48	22,206	20,006
4.000%, 4/1/48	177,995	167,863
4.000%, 6/1/48	4,868	4,565
4.000%, 8/1/48	45,520	42,731
4.500%, 1/1/49	43,245	41,371
4.000%, 5/1/49	5,273	4,924
3.500%, 1/1/50	25,236	22,673
4.000%, 3/1/50	77,175	71,965
3.500%, 6/1/50	65,414	58,729
4.000%, 6/1/50	84,299	78,582
2.500%, 7/1/50	40,791	33,991
3.000%, 7/1/50	17,125	14,958
4.000%, 7/1/50	85,949	80,117
1.500%, 8/1/50	72,340	54,467
2.000%, 8/1/50	23,251	18,548
2.500%, 8/1/50	3,733,751	3,119,529
3.000%, 8/1/50	1,022,620	889,065
2.000%, 9/1/50	61,139	48,331
3.000%, 9/1/50	301,659	264,022
1.500%, 10/1/50	183,077	137,843
2.000%, 11/1/50	43,347	34,646
2.500%, 2/1/51	316,315	265,762
4.000%, 2/1/51	59,959	55,799
2.000%, 3/1/51	449,433	355,284
2.000%, 4/1/51	163,410	131,067
2.000%, 5/1/51	78,117	62,436
2.500%, 5/1/51	917,473	767,276
3.000%, 6/1/51	1,530,611	1,315,009
2.000%, 7/1/51	298,301	239,820
3.000%, 7/1/51	97,925	84,988
2.000%, 9/1/51	105,840	84,219
2.000%, 10/1/51	295,515	233,424
3.000%, 10/1/51	98,928	85,580
2.500%, 11/1/51	801,134	669,212
2.000%, 12/1/51	217,496	173,661
2.500%, 12/1/51	390,430	325,714
2.000%, 1/1/52	1,163,383	929,270
2.500%, 1/1/52	1,004,081	834,109
2.000%, 2/1/52	30,652	24,163
3.000%, 2/1/52	71,939	62,615
3.000%, 3/1/52	1,236,262	1,071,393
3.500%, 4/1/52	274,525	243,467
4.000%, 6/1/52	166,032	154,535
5.000%, 6/1/52	3,277	3,195
4.500%, 7/1/52	90,088	85,251
5.000%, 7/1/52	55,417	54,331
3.000%, 8/1/52	88,624	76,681
4.000%, 8/1/52	721,815	662,652
4.500%, 8/1/52	25,332	23,965
5.000%, 8/1/52	130,961	127,616
5.000%, 9/1/52	39,033	37,886
4.000%, 10/1/52	193,749	177,747
5.000%, 10/1/52	15,427	15,033
6.000%, 10/1/52	33,424	33,716
5.000%, 11/1/52	43,707	42,441
5.000%, 12/1/52	193,795	188,181
5.000%, 1/1/53	57,744	56,071
5.500%, 1/1/53	92,103	91,307
6.000%, 1/1/53	83,840	84,414
5.000%, 2/1/53	25,349	24,615
6.000%, 2/1/53	44,975	45,283
5.500%, 3/1/53	123,500	122,514
6.000%, 3/1/53	27,936	28,110
6.000%, 4/1/53	47,209	47,566
5.000%, 5/1/53	474,181	459,554

See Notes to Financial Statements.

1316

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 5/1/53	$265,289	$263,087
6.000%, 5/1/53	167,743	169,206
5.000%, 6/1/53	349,122	338,243
6.000%, 6/1/53	99,223	100,089
5.500%, 8/1/53	22,443	22,208
5.000%, 9/1/53	215,267	208,492
6.500%, 10/1/53	9,196	9,415
6.000%, 11/1/53	87,785	88,298
6.500%, 11/1/53	49,862	51,018
6.500%, 12/1/53	116,710	119,025
6.500%, 1/1/54	18,237	18,694
6.000%, 4/1/54	4,063,007	4,139,086
FNMA
6.512%, 1/1/28 (l)	880	880
2.740%, 7/1/29	4,000,000	3,641,934
5.810%, 6/1/31	62,000	63,919
2.630%, 4/1/32	2,519,000	2,156,977
3.300%, 7/1/32	4,934,970	4,462,008
4.432%, 3/1/33 (l)	3,390	3,287
2.080%, 10/1/33	2,500,000	1,980,946
6.134%, 1/1/36 (l)	14,590	14,873
3.440%, 1/1/37	1,984,903	1,771,983
6.000%, 7/1/39	6,136	6,219
6.298%, 12/1/40 (l)	560	562
4.000%, 1/1/41	3,978	3,772
3.500%, 12/1/44	239,292	216,109
3.500%, 2/1/45	426,947	385,583
3.000%, 4/1/45	300,808	263,089
FNMA UMBS
2.500%, 9/1/27	5,247	5,058
2.500%, 4/1/28	1,834	1,760
2.500%, 8/1/28	5,590	5,348
3.500%, 3/1/29	6,259	6,047
3.000%, 4/1/29	10,264	9,883
3.000%, 5/1/29	11,859	11,409
3.000%, 6/1/29	11,346	10,916
3.000%, 9/1/29	10,424	10,024
3.000%, 10/1/29	6,835	6,565
3.000%, 1/1/30	54,542	52,363
2.500%, 2/1/30	2,788	2,656
3.000%, 3/1/30	11,808	11,323
2.500%, 4/1/30	5,924	5,614
3.000%, 4/1/30	9,800	9,397
2.500%, 5/1/30	3,052	2,893
3.000%, 5/1/30	5,180	4,967
2.500%, 7/1/30	11,396	10,772
3.000%, 7/1/30	22,957	21,971
2.500%, 8/1/30	33,089	31,325
3.000%, 8/1/30	50,748	48,572
3.500%, 8/1/30	7,855	7,524
2.500%, 9/1/30	18,728	17,671
3.000%, 9/1/30	23,229	22,230
2.500%, 11/1/30	35,407	33,395
2.500%, 3/1/31	3,072	2,948
3.000%, 3/1/31	3,317	3,168
2.500%, 6/1/31	11,816	11,106
2.500%, 7/1/31	8,147	7,650
2.500%, 8/1/31	920	864
3.000%, 8/1/31	53,281	50,906
4.000%, 8/1/31	2,831	2,760
3.000%, 9/1/31	8,393	8,016
2.000%, 10/1/31	3,293	3,042
2.500%, 10/1/31	64,066	60,119
2.000%, 11/1/31	43,152	39,858
2.500%, 11/1/31	27,955	26,231
2.000%, 12/1/31	4,575	4,221
2.500%, 2/1/32	1,905	1,786
2.000%, 3/1/32	31,388	28,942
2.500%, 3/1/32	8,024	7,511
3.500%, 4/1/32	83,190	79,686
3.500%, 5/1/32	59,039	56,533
3.000%, 6/1/32	16,260	15,471
2.500%, 8/1/32	44,347	41,552
3.000%, 9/1/32	13,626	13,014
2.500%, 2/1/33	77,136	72,787
4.000%, 10/1/33	15,592	15,165
6.000%, 2/1/34	9,823	10,041
5.500%, 5/1/34	43,953	44,555
6.000%, 8/1/34	5,354	5,479
3.000%, 9/1/34	745,819	693,785
3.500%, 12/1/34	537,851	510,450
5.000%, 2/1/35	46,379	46,258
5.500%, 2/1/35	20,488	20,772
6.000%, 4/1/35	85,683	87,594
3.000%, 8/1/35	53,606	49,919
5.000%, 9/1/35	2,875	2,865
2.500%, 10/1/35	109,092	99,642
2.500%, 12/1/35	368,108	334,335
3.000%, 12/1/35	48,390	45,031
5.500%, 12/1/35	14,972	15,206
4.000%, 1/1/36	22,840	21,853
2.000%, 2/1/36	25,339	22,424
1.500%, 3/1/36	25,987	22,518
2.000%, 3/1/36	53,085	46,962
2.000%, 4/1/36	44,183	39,446
1.500%, 5/1/36	42,820	37,103
2.000%, 5/1/36	300,889	268,628
3.000%, 5/1/36	27,460	25,546
1.500%, 6/1/36	150,574	130,472
2.000%, 7/1/36	50,394	44,676
3.000%, 10/1/36	1,781	1,636
2.000%, 11/1/36	22,677	20,154
3.000%, 11/1/36	19,169	17,604
1.500%, 12/1/36	97,104	83,867
3.000%, 12/1/36	31,821	29,223
2.000%, 1/1/37	22,282	19,802
1.500%, 2/1/37	43,729	37,781
2.000%, 2/1/37	154,331	137,012
2.000%, 3/1/37	103,752	91,565
2.000%, 4/1/37	68,248	60,461
6.000%, 2/1/38	3,454	3,571
6.000%, 3/1/38	1,658	1,713
6.000%, 5/1/38	4,428	4,577
6.000%, 10/1/38	1,311	1,352
6.000%, 12/1/38	2,121	2,192
5.500%, 1/1/39	8,687	8,859
4.500%, 7/1/39	89,447	87,193
5.500%, 9/1/39	14,279	14,581
5.500%, 12/1/39	13,096	13,361
5.500%, 3/1/40	1,311	1,339
6.500%, 5/1/40	36,118	37,805
4.500%, 7/1/40	9,918	9,664
4.000%, 9/1/40	15,380	14,643
2.000%, 12/1/40	82,715	69,187

See Notes to Financial Statements.

1317

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 12/1/40	$247,598	$235,149
5.500%, 4/1/41	2,599	2,658
4.500%, 5/1/41	853	830
4.500%, 7/1/41	1,517	1,477
5.000%, 7/1/41	47,096	47,142
5.000%, 8/1/41	1,288	1,290
4.500%, 9/1/41	7,889	7,682
4.500%, 10/1/41	3,195	3,110
1.500%, 11/1/41	1,347,624	1,094,674
1.500%, 12/1/41	682,186	553,074
3.500%, 1/1/42	14,244	13,156
4.000%, 1/1/42	27,979	26,538
2.000%, 2/1/42	410,643	342,072
2.000%, 3/1/42	466,339	388,467
2.000%, 4/1/42	54,355	45,279
3.500%, 4/1/42	6,355	5,857
3.500%, 5/1/42	597	550
4.000%, 5/1/42	30,658	29,052
3.500%, 6/1/42	1,580	1,456
3.500%, 7/1/42	2,093	1,926
2.000%, 8/1/42	198,623	165,455
4.500%, 8/1/42	7,561	7,363
4.500%, 9/1/42	10,868	10,594
3.000%, 3/1/43	105,340	93,905
3.000%, 4/1/43	58,110	51,794
3.000%, 5/1/43	47,111	42,019
3.000%, 6/1/43	23,984	21,398
4.500%, 9/1/43	13,488	13,068
4.500%, 11/1/43	69,289	67,325
4.500%, 12/1/43	11,835	11,467
5.000%, 12/1/43	81,682	81,762
4.500%, 1/1/44	15,121	14,650
4.500%, 6/1/44	98,747	95,639
3.000%, 10/1/44	863,784	769,705
3.500%, 2/1/45	142,808	131,528
4.500%, 7/1/45	28,850	27,925
4.500%, 11/1/45	48,761	47,198
4.500%, 12/1/45	22,372	21,654
3.000%, 6/1/46	10,217	9,006
4.500%, 7/1/46	92,629	89,888
3.000%, 8/1/46	1,416	1,248
3.000%, 9/1/46	23,643	20,796
3.000%, 11/1/46	2,151	1,890
3.500%, 11/1/46	6,994	6,331
4.000%, 11/1/46	14,989	14,005
3.000%, 12/1/46	1,030,561	902,828
2.500%, 2/1/47	826,320	701,232
3.000%, 2/1/47	45,154	39,633
4.000%, 3/1/47	833,190	768,192
3.000%, 4/1/47	1,044,572	914,897
4.000%, 4/1/47	2,635	2,467
3.500%, 5/1/47	29,847	27,030
4.000%, 6/1/47	49,915	46,499
4.000%, 8/1/47	24,774	23,186
4.000%, 9/1/47	1,867	1,739
4.000%, 10/1/47	22,373	20,842
4.500%, 10/1/47	7,110	6,864
3.500%, 11/1/47	36,666	33,045
4.500%, 11/1/47	57,416	55,322
3.500%, 12/1/47	36,733	33,106
3.500%, 1/1/48	59,133	53,459
4.000%, 1/1/48	117,890	110,165
4.500%, 1/1/48	56,131	54,084
3.500%, 2/1/48	16,840	15,166
3.500%, 3/1/48	122,249	110,100
3.500%, 4/1/48	6,558	5,960
4.000%, 4/1/48	3,298	3,070
4.500%, 4/1/48	21,508	20,844
4.000%, 5/1/48	3,847	3,580
4.500%, 5/1/48	391,928	378,703
3.500%, 6/1/48	618,342	556,696
4.000%, 6/1/48	2,747	2,555
4.000%, 7/1/48	2,732	2,542
4.500%, 7/1/48	415,660	398,023
4.000%, 8/1/48	35,561	33,285
4.500%, 8/1/48	44,363	42,815
5.000%, 8/1/48	3,555	3,506
4.000%, 9/1/48	17,653	16,423
5.000%, 9/1/48	11,938	11,768
4.000%, 10/1/48	8,014	7,453
4.500%, 11/1/48	35,251	33,932
4.000%, 1/1/49	73,405	68,770
4.500%, 2/1/49	131,169	126,468
4.500%, 5/1/49	271,636	262,749
5.000%, 5/1/49	32,360	31,867
3.500%, 6/1/49	799,967	720,964
4.000%, 9/1/49	72,683	67,571
4.500%, 9/1/49	8,041	7,718
4.000%, 3/1/50	31,645	29,331
4.000%, 5/1/50	29,485	27,402
4.000%, 6/1/50	67,986	63,019
2.500%, 7/1/50	881,642	737,272
2.000%, 8/1/50	3,322,815	2,632,963
2.500%, 8/1/50	515,874	431,010
3.000%, 8/1/50	178,376	154,727
2.000%, 9/1/50	136,175	107,842
4.000%, 9/1/50	101,812	95,015
1.500%, 10/1/50	190,898	143,731
2.000%, 10/1/50	184,838	146,117
2.500%, 10/1/50	1,313,420	1,096,124
1.500%, 11/1/50	166,191	125,129
2.000%, 11/1/50	26,735	21,134
2.500%, 11/1/50	163,237	137,149
2.000%, 12/1/50	152,603	121,825
2.000%, 1/1/51	177,493	140,311
3.500%, 1/1/51	756,140	678,156
4.000%, 1/1/51	232,815	216,796
2.000%, 2/1/51	228,613	180,722
1.500%, 3/1/51	223,334	167,874
2.000%, 3/1/51	119,563	95,466
4.000%, 3/1/51	106,629	99,097
2.000%, 4/1/51	245,477	196,176
3.000%, 6/1/51	1,957,368	1,685,934
2.000%, 8/1/51	1,265,198	996,327
2.500%, 9/1/51	2,207,165	1,836,633
3.500%, 9/1/51	1,523,449	1,358,713
4.000%, 10/1/51	28,574	26,573
2.000%, 11/1/51	1,015,332	806,627
2.500%, 11/1/51	588,936	487,069
3.000%, 11/1/51	219,796	189,453
2.000%, 12/1/51	450,649	359,084
3.000%, 12/1/51	97,357	84,313
3.500%, 12/1/51	3,638,297	3,271,310
2.000%, 1/1/52	491,820	393,143

See Notes to Financial Statements.

1318

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 1/1/52	$1,217,943	$1,015,546
2.000%, 2/1/52	982,085	778,965
2.500%, 2/1/52	246,729	205,863
2.000%, 3/1/52	700,354	557,779
3.000%, 3/1/52	203,007	175,648
3.000%, 4/1/52	48,042	41,612
4.000%, 4/1/52	41,272	38,293
3.000%, 5/1/52	77,601	66,998
4.000%, 5/1/52	112,611	104,762
4.000%, 6/1/52	88,574	82,061
4.500%, 7/1/52	13,640	12,904
5.000%, 7/1/52	116,868	114,408
4.500%, 8/1/52	3,625,298	3,431,912
4.000%, 10/1/52	87,354	81,102
5.000%, 1/1/53	182,417	176,936
5.500%, 1/1/53	139,047	137,686
6.000%, 1/1/53	116,422	117,220
5.000%, 3/1/53	174,158	168,802
5.000%, 4/1/53	1,059,752	1,027,773
6.000%, 4/1/53	63,575	64,129
4.500%, 5/1/53	458,483	434,420
5.000%, 5/1/53	3,216,320	3,115,747
5.500%, 5/1/53	346,152	343,157
6.000%, 5/1/53	201,833	203,418
5.500%, 6/1/53	100,042	99,212
5.000%, 7/1/53	570,739	555,273
6.000%, 7/1/53	164,884	166,323
6.000%, 8/1/53	318,821	320,507
6.500%, 8/1/53	154,951	158,594
6.500%, 9/1/53	42,965	43,975
6.500%, 10/1/53	160,532	164,324
6.000%, 1/1/54	73,462	73,984
6.500%, 1/1/54	21,863	22,411
6.500%, 2/1/54	254,040	260,331
FNMA/FHLMC UMBS, 15 Year, Single Family
2.500%, 7/25/39 TBA	77,600	70,149
4.000%, 7/25/39 TBA	69,000	66,391
4.500%, 7/25/39 TBA	189,000	184,925
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 7/25/54 TBA	1,443,008	1,131,296
2.500%, 7/25/54 TBA	954,500	781,348
3.000%, 7/25/54 TBA	313,569	267,318
3.500%, 7/25/54 TBA	18,566,418	16,461,740
4.000%, 7/25/54 TBA	20,431,900	18,730,307
4.500%, 7/25/54 TBA	100,000	94,437
5.000%, 7/25/54 TBA	8,943,606	8,658,529
5.500%, 7/25/54 TBA	2,849,967	2,814,342
6.000%, 7/25/54 TBA	72,500	72,777
6.500%, 7/25/54 TBA	477,800	486,684
7.000%, 7/25/54 TBA	10,000	10,287
2.500%, 8/25/54 TBA	2,200,000	1,802,539
3.000%, 8/25/54 TBA	20,700,000	17,659,687
4.500%, 8/25/54 TBA	6,000,000	5,667,890
5.000%, 8/25/54 TBA	12,100,000	11,717,621
5.500%, 8/25/54 TBA	16,900,000	16,690,070
6.000%, 8/25/54 TBA	1,700,000	1,706,309
GNMA 3.625%, 7/20/27 (l)	142	139
5.500%, 4/15/33	350	354
5.000%, 12/15/38	2,473	2,461
4.000%, 4/20/39	965	918
5.000%, 7/15/39	7,555	7,518
4.000%, 7/20/39	2,345	2,231
5.000%, 10/20/39	2,468	2,466
4.500%, 12/20/39	983	959
4.500%, 1/20/40	1,183	1,154
4.500%, 2/20/40	978	955
4.500%, 5/20/40	81	79
4.000%, 10/20/40	12,516	11,894
4.000%, 11/20/40	38,243	36,340
5.000%, 12/15/40	9,274	9,238
4.000%, 12/20/40	15,327	14,565
4.000%, 1/20/41	13,233	12,575
4.000%, 3/15/41	9,794	9,315
4.500%, 7/20/41	5,700	5,561
3.500%, 1/15/42	8,065	7,443
4.500%, 2/15/42	71,211	69,272
5.000%, 7/20/42	6,760	6,751
3.500%, 4/15/43	10,960	10,093
3.500%, 4/20/43	26,831	24,764
3.500%, 2/20/44	84,453	77,779
5.000%, 7/20/44	932	932
4.000%, 10/20/44	412	389
3.500%, 1/20/45	178,739	160,881
3.000%, 2/15/45	19,845	17,758
3.500%, 5/20/45	16,962	15,522
3.000%, 7/15/45	111,593	98,939
4.000%, 8/20/45	227,438	214,118
3.500%, 4/20/46	334,234	305,330
3.500%, 5/20/46	15,832	14,463
3.500%, 6/20/46	195,812	178,695
3.500%, 7/20/46	68,377	62,400
3.500%, 9/20/46	233,545	212,837
3.500%, 10/20/46	34,576	31,553
4.000%, 5/20/47	3,371	3,166
4.000%, 6/20/47	32,045	30,088
4.000%, 11/20/47	36,987	34,670
4.000%, 12/20/47	18,161	17,024
4.500%, 9/20/48	15,486	14,942
5.000%, 1/20/49	3,329	3,282
5.000%, 2/20/49	147,158	145,064
4.500%, 3/20/49	64,192	61,779
5.000%, 6/20/49	129,457	127,776
5.000%, 7/20/49	38,172	37,748
3.500%, 11/15/49	6,162	5,603
5.000%, 12/20/49	34,593	34,274
3.500%, 2/15/50	110,138	100,016
4.500%, 4/20/50	23,271	22,389
4.000%, 5/20/50	11,939	11,168
2.000%, 8/20/50	493,832	401,363
2.000%, 11/20/50	84,105	68,252
2.000%, 1/20/51	1,056,783	857,913
2.000%, 2/20/51	85,733	69,600
2.500%, 3/20/51	1,754,715	1,467,599
2.500%, 4/20/51	2,184,865	1,829,144
3.000%, 6/20/51	537,296	469,925
2.500%, 8/20/51	1,652,524	1,382,128
3.000%, 8/20/51	647,376	565,748
2.500%, 10/20/51	249,613	210,330
2.500%, 12/20/51	172,179	145,082
3.000%, 12/20/51	175,739	153,580
2.500%, 5/20/52	398,506	335,915

See Notes to Financial Statements.

1319

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 6/20/52	$312,154	$263,224
2.500%, 7/20/52	201,577	170,075
2.500%, 12/20/52	35,125	29,696
4.000%, 12/20/52	283,557	262,453
2.500%, 1/20/53	112,976	95,620
2.000%, 7/15/54 TBA	904,400	733,694
2.500%, 7/15/54 TBA	699,714	589,673
3.000%, 7/15/54 TBA	556,769	486,303
3.500%, 7/15/54 TBA	477,000	429,412
4.000%, 7/15/54 TBA	307,500	284,702
4.500%, 7/15/54 TBA	361,000	343,740
5.000%, 7/15/54 TBA	881,000	859,112
5.500%, 7/15/54 TBA	898,000	891,896
6.000%, 7/15/54 TBA	687,000	690,489
6.500%, 7/15/54 TBA	508,000	515,382

Total Mortgage-Backed Securities		217,806,501

Municipal Bonds (0.3%)
American Municipal Power, Inc. 8.084%, 2/15/50	55,000	71,708
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	60,000	61,068
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	60,000	61,209
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	43,000	46,795
Golden State Tobacco Securitization Corp., Series 2021 B-1 Series 2021 B-1 3.850%, 6/1/50	165,000	154,750
Los Angeles Community College District 6.600%, 8/1/42	25,000	27,614
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023 5.198%, 12/1/39	500,000	502,095
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	55,000	60,290
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	75,000	87,994
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	38,353
New York State Dormitory Authority
5.389%, 3/15/40	45,000	44,315
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	510,176
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1
7.043%, 4/1/50	60,000	70,924
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	94,233
State of California, Various Purposes, General Obligation Bonds,
Series 2009
7.550%, 4/1/39	130,000	154,533
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	254,118	249,343
State of Texas
5.517%, 4/1/39	80,000	82,388
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
Series 2023
5.169%, 4/1/41	300,000	300,531
University of California, General Revenue Bonds,
Series 2012-AD
4.858%, 5/15/12	57,000	49,937

Total Municipal Bonds		2,668,256

Supranational (0.7%)
African Development Bank
0.875%, 3/23/26	150,000	140,069
Asian Development Bank
1.000%, 4/14/26	100,000	93,393
2.625%, 1/12/27	50,000	47,585
1.500%, 1/20/27	350,000	323,507
1.875%, 1/24/30	200,000	174,780
3.875%, 9/28/32	160,000	153,499
4.000%, 1/12/33	85,000	81,905
3.875%, 6/14/33	100,000	95,512
Corp. Andina de Fomento
5.250%, 11/21/25	100,000	99,482
Council of Europe Development Bank
0.875%, 9/22/26	50,000	45,916
3.625%, 1/26/28	25,000	24,079
European Bank for Reconstruction & Development
0.500%, 1/28/26	200,000	186,706
European Investment Bank
0.625%, 7/25/25 (x)	250,000	238,556
2.125%, 4/13/26 (x)	75,000	71,635
0.750%, 10/26/26 (x)	139,000	127,043
4.375%, 3/19/27	100,000	99,223
4.500%, 10/16/28	125,000	125,142
4.000%, 2/15/29	70,000	68,640
1.750%, 3/15/29 (x)	53,000	46,964
4.750%, 6/15/29	167,000	169,210
1.625%, 10/9/29	55,000	47,770
0.750%, 9/23/30	100,000	80,356
4.125%, 2/13/34	71,000	69,051
European Union
2.500%, 10/4/52 (m)	170,000	149,471
3.000%, 3/4/53 (m)	165,000	160,506
Inter-American Development Bank
0.625%, 7/15/25	500,000	477,307
4.500%, 5/15/26	180,000	178,819

See Notes to Financial Statements.

1320

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 2/15/29	$200,000	$197,227
2.250%, 6/18/29	50,000	45,130
Inter-American Investment Corp.
4.125%, 2/15/28 (x)	50,000	48,938
4.250%, 2/14/29	100,000	98,599
International Bank for Reconstruction & Development
0.375%, 7/28/25	100,000	95,080
2.500%, 7/29/25	75,000	72,957
3.125%, 11/20/25	25,000	24,379
1.875%, 10/27/26	150,000	140,751
3.125%, 6/15/27	200,000	191,931
0.750%, 11/24/27	95,000	83,562
4.625%, 8/1/28	80,000	80,399
1.125%, 9/13/28	200,000	174,573
4.000%, 7/25/30	180,000	175,833
0.750%, 8/26/30	170,000	136,555
1.625%, 11/3/31	238,000	196,171
International Finance Corp.
0.750%, 10/8/26	80,000	73,258
4.250%, 7/2/29	80,000	79,258
0.750%, 8/27/30	100,000	80,319
Nordic Investment Bank
4.375%, 3/14/28	200,000	198,277

Total Supranational		5,769,323

U.S. Government Agency Securities (1.5%)
FFCB
5.125%, 10/10/25	250,000	250,446
1.040%, 1/25/29	250,000	214,272
1.380%, 1/14/31	250,000	204,279
FHLB
0.375%, 9/4/25	120,000	113,757
4.625%, 11/17/26	250,000	249,896
4.750%, 4/9/27	180,000	180,482
4.000%, 6/30/28	100,000	98,780
3.250%, 11/16/28	250,000	238,612
FHLMC
5.300%, 2/24/25	1,900,000	1,898,442
5.375%, 4/24/25	800,000	799,384
0.375%, 9/23/25	230,000	217,406
0.650%, 10/22/25	2,600,000	2,455,945
0.650%, 10/27/25	2,600,000	2,451,078
0.800%, 10/28/26	2,600,000	2,374,637
FNMA
0.375%, 8/25/25	240,000	227,514
2.125%, 4/24/26	110,000	104,935
1.875%, 9/24/26	100,000	94,057
0.750%, 10/8/27	250,000	221,438
0.875%, 8/5/30	500,000	405,482
Tennessee Valley Authority
3.875%, 3/15/28	38,000	37,161

Total U.S. Government Agency Securities		12,838,003

U.S. Treasury Obligations (34.2%)
U.S. Treasury Bonds
6.875%, 8/15/25	200,000	204,662
6.750%, 8/15/26	100,000	104,473
4.250%, 5/15/39	132,000	129,427
4.500%, 8/15/39	323,000	325,137
4.375%, 11/15/39	908,000	900,903
4.625%, 2/15/40	626,000	637,931
1.125%, 5/15/40	2,600,000	1,606,938
4.375%, 5/15/40	557,400	551,656
1.125%, 8/15/40	7,169,000	4,384,179
3.875%, 8/15/40	526,000	489,356
1.375%, 11/15/40 (z)	12,393,000	7,849,799
4.250%, 11/15/40	526,000	511,253
1.875%, 2/15/41 (z)	9,956,000	6,838,318
4.375%, 5/15/41 (z)	3,200,000	3,148,558
2.000%, 11/15/41	1,028,000	709,254
3.000%, 5/15/42	503,000	405,368
3.250%, 5/15/42	1,600,000	1,336,068
4.000%, 11/15/42	456,400	422,380
3.125%, 2/15/43	780,000	634,128
2.875%, 5/15/43	2,680,000	2,089,639
3.625%, 8/15/43	2,276,900	1,986,797
4.375%, 8/15/43	1,100,000	1,066,333
3.750%, 11/15/43	1,976,900	1,754,534
4.750%, 11/15/43	220,000	223,869
3.625%, 2/15/44	1,300,000	1,130,696
3.375%, 5/15/44	1,200,000	1,003,865
3.125%, 8/15/44	1,357,500	1,089,400
3.000%, 11/15/44	1,000,000	784,679
2.500%, 2/15/45	5,891,000	4,221,171
2.875%, 8/15/45	1,800,000	1,373,226
2.250%, 8/15/46	600,000	402,023
2.875%, 11/15/46	357,000	269,329
3.000%, 5/15/47	1,385,900	1,065,474
2.750%, 11/15/47#	1,798,200	1,314,664
3.000%, 2/15/48	2,300,000	1,759,973
3.000%, 2/15/49#	2,791,500	2,126,757
2.875%, 5/15/49	400,000	297,186
2.250%, 8/15/49	925,000	601,657
1.375%, 8/15/50	14,250,000	7,347,099
1.625%, 11/15/50	13,681,300	7,543,918
1.875%, 2/15/51	367,000	215,789
2.375%, 5/15/51	278,700	184,772
1.875%, 11/15/51	502,000	293,283
2.250%, 2/15/52	7,000	4,489
2.875%, 5/15/52	116,000	85,575
3.000%, 8/15/52	926,400	701,175
4.000%, 11/15/52	685,000	627,532
3.625%, 2/15/53	103,000	88,172
3.625%, 5/15/53	903,000	773,102
4.625%, 5/15/54	67,000	68,337
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	399,456	300,979
1.000%, 2/15/49 TIPS	124,604	95,316
0.250%, 2/15/50 TIPS	365,874	224,936
0.125%, 2/15/51 TIPS	602,165	350,799
0.125%, 2/15/52 TIPS	112,635	64,452
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	2,444,200	2,419,968
0.250%, 1/15/25 TIPS	4,633,300	4,538,634
0.125%, 4/15/25 TIPS	485,556	472,167
1.250%, 4/15/28 TIPS	7,421,914	7,170,283
0.125%, 7/15/31 TIPS	2,222,734	1,953,912
0.125%, 1/15/32 TIPS	339,333	294,209
0.625%, 7/15/32 TIPS	1,834,572	1,647,274
U.S. Treasury Notes
1.500%, 11/30/24	16,000	15,749
4.500%, 11/30/24 (x)	122,000	121,581

See Notes to Financial Statements.

1321

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 1/31/25	$152,000	$148,589
2.000%, 2/15/25	12,000	11,754
4.625%, 2/28/25	161,000	160,332
1.750%, 3/15/25	75,000	73,189
3.875%, 3/31/25	152,000	150,508
2.625%, 4/15/25	1,114,900	1,092,863
0.375%, 4/30/25	4,491,000	4,317,194
3.875%, 4/30/25	220,000	217,680
2.125%, 5/15/25	1,653,000	1,610,220
4.250%, 5/31/25	215,000	213,202
3.000%, 7/15/25	87,000	85,176
0.250%, 7/31/25	778,800	739,663
4.750%, 7/31/25	500,000	498,272
2.000%, 8/15/25	800,000	773,392
3.125%, 8/15/25	181,000	177,198
0.250%, 8/31/25	700,000	662,213
5.000%, 8/31/25	1,441,500	1,440,260
5.000%, 9/30/25	1,865,200	1,864,489
5.000%, 10/31/25	1,000,000	999,958
2.250%, 11/15/25	900,000	867,699
4.500%, 11/15/25	904,000	898,423
0.375%, 11/30/25	1,160,000	1,088,042
4.875%, 11/30/25	2,575,000	2,572,080
4.000%, 12/15/25	2,459,000	2,427,277
0.375%, 12/31/25	850,000	794,728
3.875%, 1/15/26	700,000	689,463
0.375%, 1/31/26	2,900,000	2,702,351
4.250%, 1/31/26	93,000	92,107
1.625%, 2/15/26	2,875,000	2,730,364
0.500%, 2/28/26	3,414,200	3,178,889
4.625%, 2/28/26	1,000,000	996,445
4.625%, 3/15/26	1,457,000	1,451,920
4.500%, 3/31/26	2,058,000	2,047,310
3.750%, 4/15/26	79,000	77,577
0.750%, 4/30/26	4,805,000	4,468,277
2.375%, 4/30/26	650,000	622,751
4.875%, 4/30/26	6,000	6,009
1.625%, 5/15/26	6,950,000	6,560,950
3.625%, 5/15/26	1,110,000	1,087,335
0.750%, 5/31/26	3,468,000	3,216,039
4.875%, 5/31/26	500,000	501,035
4.125%, 6/15/26	561,000	554,563
0.875%, 6/30/26	3,004,000	2,786,442
4.500%, 7/15/26	1,204,000	1,198,830
0.625%, 7/31/26	1,950,000	1,793,758
1.500%, 8/15/26	8,103,000	7,582,677
4.625%, 9/15/26	170,000	169,801
0.875%, 9/30/26	1,800,000	1,656,744
4.625%, 10/15/26	513,000	512,607
2.000%, 11/15/26	3,118,000	2,934,003
1.500%, 1/31/27	71,000	65,709
2.250%, 2/15/27	3,625,000	3,417,569
4.125%, 2/15/27	27,000	26,694
0.625%, 3/31/27	1,000,000	899,617
2.375%, 5/15/27	2,510,000	2,364,083
4.500%, 5/15/27	1,249,000	1,247,632
0.500%, 5/31/27	2,228,000	1,985,289
0.500%, 6/30/27	750,000	666,564
2.250%, 8/15/27	4,175,000	3,901,978
0.500%, 8/31/27	2,515,600	2,221,893
0.375%, 9/30/27	281,500	246,905
4.125%, 9/30/27	13,000	12,858
4.125%, 10/31/27	406,000	401,590
2.250%, 11/15/27	4,710,000	4,383,349
0.625%, 11/30/27	875,000	769,521
3.875%, 11/30/27	907,000	889,995
0.625%, 12/31/27	800,000	701,417
3.875%, 12/31/27	861,000	844,861
3.500%, 1/31/28	1,100,000	1,065,620
2.750%, 2/15/28	3,110,000	2,932,881
4.000%, 2/29/28	1,000,000	985,068
1.250%, 3/31/28	500,000	445,427
3.625%, 3/31/28	2,436,700	2,369,491
3.500%, 4/30/28	500,000	483,846
2.875%, 5/15/28	1,010,000	954,428
1.250%, 5/31/28	1,113,000	987,088
3.625%, 5/31/28	5,680,200	5,520,811
1.250%, 6/30/28	500,000	442,601
4.000%, 6/30/28	3,643,700	3,590,161
4.125%, 7/31/28	1,023,000	1,012,699
2.875%, 8/15/28	3,020,000	2,846,405
4.375%, 8/31/28	1,250,000	1,249,091
1.250%, 9/30/28	1,676,700	1,473,858
4.625%, 9/30/28	250,000	252,266
4.875%, 10/31/28	1,258,200	1,282,551
3.125%, 11/15/28	3,728,000	3,541,730
4.375%, 11/30/28	512,000	512,219
3.750%, 12/31/28	850,000	828,814
4.000%, 1/31/29	1,004,000	989,250
2.625%, 2/15/29	2,224,000	2,062,883
4.250%, 2/28/29	1,016,000	1,012,104
4.125%, 3/31/29	257,000	254,564
4.625%, 4/30/29	20,000	20,243
2.375%, 5/15/29	3,630,000	3,317,028
4.500%, 5/31/29	911,000	917,864
3.250%, 6/30/29	904,400	859,833
4.250%, 6/30/29	69,000	68,751
4.000%, 10/31/29	500,000	491,865
1.750%, 11/15/29	530,000	465,769
3.875%, 11/30/29	500,000	488,745
3.875%, 12/31/29	892,000	871,642
3.500%, 1/31/30	600,000	575,079
1.500%, 2/15/30	1,851,000	1,590,249
4.000%, 2/28/30	515,000	506,193
3.625%, 3/31/30	500,000	481,879
3.500%, 4/30/30	750,000	717,761
0.625%, 5/15/30	2,525,000	2,042,964
3.750%, 5/31/30	550,000	533,188
3.750%, 6/30/30	400,000	387,605
4.000%, 7/31/30	601,000	590,154
0.625%, 8/15/30	4,250,000	3,408,873
4.625%, 9/30/30	256,000	259,902
4.875%, 10/31/30	1,000,800	1,030,215
0.875%, 11/15/30	7,150,000	5,789,487
4.375%, 11/30/30	517,000	518,006
3.750%, 12/31/30	1,250,000	1,208,894
4.000%, 1/31/31	750,000	735,694
1.125%, 2/15/31	2,400,000	1,965,105
4.250%, 2/28/31	500,000	497,599
4.125%, 3/31/31	750,000	741,088
4.625%, 4/30/31	250,000	254,329
1.625%, 5/15/31	3,651,000	3,068,047
4.625%, 5/31/31	659,000	670,483
4.250%, 6/30/31	400,000	398,199

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
1.250%, 8/15/31		$4,198,000	$3,411,107
1.375%, 11/15/31		2,500,000	2,036,267
1.875%, 2/15/32		3,200,000	2,690,538
2.875%, 5/15/32		1,660,900	1,498,833
2.750%, 8/15/32		4,179,000	3,724,980
4.125%, 11/15/32		846,000	833,282
3.500%, 2/15/33		750,000	704,253
3.375%, 5/15/33		1,713,000	1,590,814
3.875%, 8/15/33		1,387,000	1,337,223
4.500%, 11/15/33		1,500,000	1,517,230
4.000%, 2/15/34		2,703,000	2,630,149
4.375%, 5/15/34		1,389,000	1,392,470

Total U.S. Treasury Obligations			287,840,469

Total Long-Term Debt Securities (111.6%) (Cost $1,028,274,766)			939,060,488

SHORT-TERM INVESTMENTS:
Commercial Paper (0.4%)
Alimentation Couche-Tard, Inc. 6.26%, 7/16/24 (n)(p)§		450,000	448,752
Global Payments, Inc. 6.75%, 7/18/24 (n)(p)		500,000	498,318
Huntington Ingalls Industries, Inc. 11.45%, 7/2/24 (n)(p)§		400,000	399,746
Keurig Dr Pepper, Inc. 6.09%, 7/19/24 (n)(p)§		500,000	498,399
NextEra Energy Capital Holdings, Inc. 5.87%, 8/12/24 (n)(p)		400,000	397,215
Penske Truck Leasing Co. LP 5.92%, 8/20/24 (n)(p)		500,000	495,844
Targa Resources Corp. 6.49%, 7/22/24 (n)(p)§		400,000	398,420
VW Credit, Inc. 5.84%, 8/21/24 (n)(p)§		400,000	396,654

Total Commercial Paper			3,533,348

Foreign Government Treasury Bill (0.1%)
Federative Republic of Brazil
0.00%, 4/1/25 (p)	BRL	1,700,000	281,103

	Number of Shares		Value (Note 1)
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)		1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)		1,100,000	1,100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)		2,433,964	2,433,964
JPMorgan Prime Money Market Fund, IM Shares 5.53% (7 day yield)		3,950,749	3,951,539
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)		1,000,000	1,000,000

Total Investment Companies			9,485,503

	Principal Amount		Value (Note 1)
U.S. Treasury Obligation (0.3%)
U.S. Treasury Bills 4.20%, 7/5/24 (p)		$2,500,000	$2,498,542

Total Short-Term Investments (1.9%) (Cost $15,810,085)			15,798,496

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
U.S. Treasury 10 Year Note 08/23/2024 at USD 110.00, American Style Notional Amount: USD 100,000 Exchange Traded*		1	1,078
U.S. Treasury 10 Year Note 07/26/2024 at USD 109.50, American Style Notional Amount: USD 200,000 Exchange Traded*		2	1,031
U.S. Treasury 10 Year Note 08/23/2024 at USD 109.00, American Style Notional Amount: USD 200,000 Exchange Traded*		2	1,281

Total Options Purchased (0.0%)† (Cost $3,711)			3,390

Total Investments Before Securities Sold Short (113.5%) (Cost $1,044,088,562)			954,862,374

	Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.1%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 7/25/39 TBA		$(243,135)	(208,013)
2.000%, 7/25/39 TBA		(40,312)	(35,472)
3.000%, 7/25/39 TBA		(1,000)	(926)
3.500%, 7/25/39 TBA		(44,000)	(41,621)
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 7/25/54 TBA		(316,000)	(236,580)
4.500%, 7/25/54 TBA		(484,800)	(457,833)

Total Securities Sold Short (-0.1%) (Proceeds Received $975,470)			(980,445)

Total Investments after Securities Sold Short (113.4%) (Cost $1,043,113,092)			953,881,929
Other Assets Less Liabilities (-13.4%)			(112,478,491)

Net Assets (100%)			$841,403,438

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2024, the market value of these securities amounted to $148,352,362 or 17.6% of net assets.

See Notes to Financial Statements.

1323

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $585,818.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $8,367,616 or 1.0% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $5,504,099. This was collateralized by $111,253 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.500%, maturing 6/30/24 – 2/15/54 and by cash of $5,533,964 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
ASX	— Australian Securities Exchange
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
STACR	— Structured Agency Credit Risk
TBA —	To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2024 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
30 Day Federal Funds	136	8/2024	USD	53,664,793	(2,473)
3 Month SOFR	2	9/2024	USD	473,263	(253)
Euro-OAT	23	9/2024	EUR	3,032,673	(14,208)
U.S. Treasury 2 Year Note	101	9/2024	USD	20,626,094	20,334
U.S. Treasury 5 Year Note	132	9/2024	USD	14,068,312	63,303
U.S. Treasury 10 Year Note	30	9/2024	USD	3,299,531	(10,980)
U.S. Treasury Long Bond	15	9/2024	USD	1,774,688	20,048
U.S. Treasury Ultra Bond	11	9/2024	USD	1,378,781	24,030
3 Month SONIA	1	3/2025	GBP	301,093	(3,115)

					96,686

See Notes to Financial Statements.

1324

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Canada 10 Year Bond	(19)	9/2024	CAD	(1,667,578)	9,745
Euro-BTP	(11)	9/2024	EUR	(1,358,168)	16,739
Euro-Bund	(8)	9/2024	EUR	(1,127,668)	12,526
Euro-Buxl	(4)	9/2024	EUR	(557,922)	(12,645)
Japan 10 Year Bond	(8)	9/2024	JPY	(7,103,487)	7,533
Long Gilt	(15)	9/2024	GBP	(1,850,074)	(6,565)
U.S. Treasury 10 Year Note	(1)	9/2024	USD	(109,984)	(970)
U.S. Treasury 10 Year Ultra Note	(133)	9/2024	USD	(15,099,656)	(150,564)
U.S. Treasury Long Bond	(29)	9/2024	USD	(3,431,063)	(32,668)
U.S. Treasury Ultra Bond	(15)	9/2024	USD	(1,880,156)	(12,445)

					(169,314)

					(72,628)

Forward Foreign Currency Contracts outstanding as of June 30, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	656,266	USD	437,401	JPMorgan Chase Bank	7/2/2024	394
CAD	1,167,731	USD	852,883	HSBC Bank plc	7/2/2024	690
DKK	815,180	USD	116,975	JPMorgan Chase Bank	7/2/2024	83
EUR	7,514,000	USD	8,034,720	HSBC Bank plc	7/2/2024	12,398
USD	242,273	BRL	1,200,000	Goldman Sachs Bank USA**	7/2/2024	27,607
USD	528,242	BRL	2,821,835	JPMorgan Chase Bank**	7/2/2024	23,450
USD	854,999	CAD	1,167,000	HSBC Bank plc	7/2/2024	1,960
USD	46,682	DKK	320,652	Barclays Bank plc	7/2/2024	637
USD	72,224	DKK	496,159	HSBC Bank plc	7/2/2024	977
USD	7,886,953	EUR	7,265,000	Bank of America	7/2/2024	106,501
USD	267,947	EUR	249,000	Barclays Bank plc	7/2/2024	1,281
USD	10,270,786	GBP	8,049,325	Deutsche Bank AG	7/2/2024	95,634
USD	6,876	EUR	6,351	Nomura International plc	7/17/2024	70
USD	228,056	IDR	3,631,106,215	JPMorgan Chase Bank**	7/17/2024	6,359
USD	157,198	MYR	740,401	Goldman Sachs Bank USA**	7/17/2024	90
USD	52,431	PEN	197,365	Deutsche Bank AG**	7/18/2024	1,081
USD	21,124	PEN	80,500	HSBC Bank plc**	7/18/2024	180
USD	36,652	PEN	139,688	JPMorgan Chase Bank**	7/18/2024	308
USD	10,185,721	GBP	8,049,325	HSBC Bank plc	8/2/2024	8,624
USD	114,688	TWD	3,690,316	JPMorgan Chase Bank**	9/13/2024	4
MXN	37,061	USD	1,978	Barclays Bank plc	9/18/2024	23
USD	235,644	EUR	219,000	Australia & New Zealand Banking Group Ltd.	9/18/2024	204
USD	293,712	EUR	272,817	BNP Paribas	9/18/2024	415
USD	190,691	EUR	177,183	Toronto Dominion Bank	9/18/2024	207
USD	335,528	GBP	262,000	Deutsche Bank AG	9/18/2024	4,140
USD	92,857	JPY	14,463,000	Nomura International plc	9/18/2024	1,864
USD	459,901	JPY	71,057,000	Standard Chartered Bank	9/18/2024	12,853
USD	17,377	JPY	2,710,000	Toronto Dominion Bank	9/18/2024	327
USD	1,833,616	MXN	33,182,037	JPMorgan Chase Bank	9/18/2024	42,215
USD	414,421	PEN	1,552,961	Deutsche Bank AG**	9/18/2024	10,397
USD	287,048	BRL	1,600,000	Goldman Sachs Bank USA**	4/2/2025	9,770
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	461

Total unrealized appreciation						371,204

See Notes to Financial Statements.

1325

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
PEN	161,947	USD	42,480	Bank of America**	7/1/2024	(345)
BRL	2,426,880	USD	482,627	Deutsche Bank AG**	7/2/2024	(48,488)
BRL	1,600,000	USD	295,994	Goldman Sachs Bank USA**	7/2/2024	(9,774)
BRL	100,000	USD	18,338	JPMorgan Chase Bank**	7/2/2024	(449)
GBP	8,049,325	USD	10,184,006	HSBC Bank plc	7/2/2024	(8,854)
USD	434,302	AUD	656,266	Barclays Bank plc	7/2/2024	(3,493)
USD	509,329	EUR	476,000	Barclays Bank plc	7/2/2024	(443)
IDR	1,147,050,710	USD	70,294	Deutsche Bank AG**	7/17/2024	(260)
IDR	914,365,697	USD	56,393	HSBC Bank plc**	7/17/2024	(566)
IDR	1,540,819,406	USD	94,448	JPMorgan Chase Bank**	7/17/2024	(373)
USD	76,163	MXN	1,415,953	Bank of New York Mellon Corp.	7/17/2024	(1,054)
PEN	214,883	USD	56,182	Deutsche Bank AG**	7/18/2024	(273)
IDR	8,595,566,912	USD	529,985	JPMorgan Chase Bank**	7/26/2024	(5,252)
USD	40,168	MXN	742,911	Barclays Bank plc	7/26/2024	(287)
BRL	2,751,219	USD	536,300	Goldman Sachs Bank USA**	8/2/2024	(45,992)
USD	437,785	AUD	656,266	JPMorgan Chase Bank	8/2/2024	(391)
USD	852,883	CAD	1,166,946	HSBC Bank plc	8/2/2024	(743)
USD	116,975	DKK	813,740	JPMorgan Chase Bank	8/2/2024	(90)
USD	8,046,465	EUR	7,514,000	HSBC Bank plc	8/2/2024	(12,811)
USD	97,711	COP	410,709,714	Deutsche Bank AG**	8/26/2024	(361)
BRL	2,337,143	USD	427,594	JPMorgan Chase Bank**	9/4/2024	(12,570)
USD	217,793	TWD	7,029,267	Barclays Bank plc**	9/13/2024	(655)
USD	146,145	TWD	4,706,665	JPMorgan Chase Bank**	9/13/2024	(124)
IDR	200,664,939	USD	12,295	JPMorgan Chase Bank**	9/18/2024	(57)
USD	930,355	MXN	17,743,576	Barclays Bank plc	9/18/2024	(27,569)
USD	131,376	MXN	2,500,000	Deutsche Bank AG	9/18/2024	(3,592)

Total unrealized depreciation						(184,866)

Net unrealized appreciation						186,338

**	Non-deliverable forward.

Written Put Options Contracts as of June 30, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD (200,000)	USD 107.50	8/23/2024	(531)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD (200,000)	USD 108.50	7/26/2024	(438)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD (200,000)	USD 108.50	8/23/2024	(969)

						(1,938)

Total Written Options Contracts (Premiums Received ($2,194))						(1,938)

See Notes to Financial Statements.

1326

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$71,552,026	$—	$71,552,026
Collateralized Mortgage Obligations	—	69,066,734	—	69,066,734
Commercial Mortgage-Backed Securities	—	46,950,281	—	46,950,281
Corporate Bonds
Communication Services	—	11,031,678	—	11,031,678
Consumer Discretionary	—	9,826,918	—	9,826,918
Consumer Staples	—	8,195,382	—	8,195,382
Energy	—	19,777,982	—	19,777,982
Financials	—	84,503,296	—	84,503,296
Health Care	—	14,299,559	—	14,299,559
Industrials	—	13,821,593	—	13,821,593
Information Technology	—	11,622,199	—	11,622,199
Materials	—	3,259,714	—	3,259,714
Real Estate	—	8,013,795	—	8,013,795
Utilities	—	23,367,798	—	23,367,798
Foreign Government Securities	—	16,848,804	177	16,848,981
Forward Currency Contracts	—	371,204	—	371,204
Futures	174,258	—	—	174,258
Mortgage-Backed Securities	—	217,806,501	—	217,806,501
Municipal Bonds	—	2,668,256	—	2,668,256
Options Purchased
Put Options Purchased	3,390	—	—	3,390
Short-Term Investments
Commercial Paper	—	3,533,348	—	3,533,348
Foreign Government Treasury Bill	—	281,103	—	281,103
Investment Companies	9,485,503	—	—	9,485,503
U.S. Treasury Obligation	—	2,498,542	—	2,498,542
Supranational	—	5,769,323	—	5,769,323
U.S. Government Agency Securities	—	12,838,003	—	12,838,003
U.S. Treasury Obligations	—	287,840,469	—	287,840,469

Total Assets	$9,663,151	$945,744,508	$177	$955,407,836

Liabilities:
Forward Currency Contracts	$—	$(184,866)	$—	$(184,866)
Futures	(246,886)	—	—	(246,886)
Mortgage-Backed Securities	—	(980,445)	—	(980,445)
Options Written
Put Options Written	(1,938)	—	—	(1,938)

Total Liabilities	$(248,824)	$(1,165,311)	$—	$(1,414,135)

Total	$9,414,327	$944,579,197	$177	$953,993,701

See Notes to Financial Statements.

1327

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$177,648	*
Foreign exchange contracts	Receivables	371,204

Total		$548,852

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(248,824	)*
Foreign exchange contracts	Payables	(184,866)

Total		$(433,690)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(316,380)	$72,179	$(300,183)	$—	$(544,384)
Foreign exchange contracts	—	—	—	44,258	44,258

Total	$(316,380)	$72,179	$(300,183)	$44,258	$(500,126)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(32,830)	$39,631	$1,265,834	$—	$1,272,635
Foreign exchange contracts	—	—	—	332,508	332,508

Total	$(32,830)	$39,631	$1,265,834	$332,508	$1,605,143

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$61,816,000
Average notional value of contracts – short	55,627,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$17,021,000
Average settlement value sold – in USD	41,110,000

Options
Average value of option contracts purchased	$46,000
Average value of option contracts written	36,000

See Notes to Financial Statements.

1328

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Australia & New Zealand Banking Group Ltd.	$204	$—	$—	$204
Bank of America	106,501	(345)	—	106,156
Barclays Bank plc	1,941	(1,941)	—	—
BNP Paribas	415	—	—	415
Deutsche Bank AG	111,252	(52,974)	(10,000)	48,278
Goldman Sachs Bank USA	37,467	(37,467)	—	—
HSBC Bank plc	24,829	(22,974)	—	1,855
JPMorgan Chase Bank	73,274	(19,306)	(10,000)	43,968
Nomura International plc	1,934	—	—	1,934
Standard Chartered Bank	12,853	—	—	12,853
Toronto Dominion Bank	534	—	—	534

Total	$371,204	$(135,007)	$(20,000)	$216,197

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$345	$(345)	$—	$—
Bank of New York Mellon Corp.	1,054	—	—	1,054
Barclays Bank plc	32,447	(1,941)	—	30,506
Deutsche Bank AG	52,974	(52,974)	—	—
Goldman Sachs Bank USA	55,766	(37,467)	—	18,299
HSBC Bank plc	22,974	(22,974)	—	—
JPMorgan Chase	19,306	(19,306)	—	—

Total	$184,866	$(135,007)	$—	$49,859

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. LLC	5.43%	6/6/2024	8/15/2024	$(3,176,000)	$(3,182,991)
Morgan Stanley & Co. LLC	5.43	6/6/2024	8/15/2024	(3,401,938)	(3,424,040)
Morgan Stanley & Co. LLC	5.43	6/6/2024	8/15/2024	(1,598,500)	(1,607,225)

					$(8,214,256)

(1)	The average amount of borrowings while outstanding for 129 days during the six months ended June 30, 2024, was approximately $6,052,000 at a weighted average interest rate of 5.43%.
(2)	Payable for sale-buyback transactions includes $37,818 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1329

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	June 30, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$—	$(8,214,256)	$—	$(8,214,256)

Total Borrowings	$—	$—	$(8,214,256)	$—	$(8,214,256)

Gross amount of recognized liabilities for sale-buybacks					$(8,214,256)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2024:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley & Co. LLC	$(8,214,256)	$8,085,373	$—	$(128,883)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,376,460,577
Long-term U.S. government debt securities	247,790,757

$1,624,251,334

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,362,111,395
Long-term U.S. government debt securities	227,964,925

$1,590,076,320

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,245,545
Aggregate gross unrealized depreciation	(96,417,741)

Net unrealized depreciation	$(92,172,196)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,046,165,897

See Notes to Financial Statements.

1330

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,044,088,562)	$954,862,374
Cash	10,557,881
Foreign cash (Cost $789,091)	784,792
Cash held as collateral at broker for futures	790,000
Receivable for forward settling transactions	131,364,657
Dividends, interest and other receivables	6,064,303
Receivable for Portfolio shares sold	1,465,479
Unrealized appreciation on forward foreign currency contracts	371,204
Receivable for securities sold	236,853
Due from broker for futures variation margin	207,829
Securities lending income receivable	4,661
Other assets	9,656

Total assets	1,106,719,689

LIABILITIES
Payable for forward settling transactions	240,824,042
Payable for sale-buyback financing transactions	8,214,256
Payable for securities purchased	7,289,517
Payable for return of collateral on securities loaned	5,533,964
Securities sold short (Proceeds received $975,470)	980,445
Payable for return of cash collateral on forward settling transactions	847,000
Payable for Portfolio shares repurchased	739,163
Investment management fees payable	270,018
Unrealized depreciation on forward foreign currency contracts	184,866
Administrative fees payable	87,297
Distribution fees payable – Class IB	44,324
Payable for return of cash collateral on forward foreign currency contracts	20,000
Options written, at value (Premiums received $2,194)	1,938
Accrued expenses	279,421

Total liabilities	265,316,251

Commitments and contingent liabilities^
NET ASSETS	$841,403,438

Net assets were comprised of:
Paid in capital	$1,015,818,878
Total distributable earnings (loss)	(174,415,440)

Net assets	$841,403,438

Class IB
Net asset value, offering and redemption price per share, $217,247,412 / 25,598,528 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.49

Class K
Net asset value, offering and redemption price per share, $624,156,001 / 73,708,109 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.47

(x)	Includes value of securities on loan of $5,504,099.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,172 foreign withholding tax)	$18,499,026
Dividends	117,538
Securities lending (net)	41,816

Total income	18,658,380

EXPENSES
Investment management fees	2,295,040
Administrative fees	530,509
Distribution fees – Class IB (a)	236,315
Interest expense	170,555
Custodian fees	140,948
Professional fees	57,349
Printing and mailing expenses	45,752
Distribution fees – Class IA (a)	31,371
Trustees’ fees	13,947
Miscellaneous	85,660

Gross expenses	3,607,446
Less: Waiver from investment manager	(655,747)

Net expenses	2,951,699

NET INVESTMENT INCOME (LOSS)	15,706,681

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(6,155,150)
Futures contracts	(300,183)
Forward foreign currency contracts	44,258
Foreign currency transactions	(16,877)
Options written	72,179
Securities sold short	54,243

Net realized gain (loss)	(6,301,530)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(10,034,671)
Futures contracts	1,265,834
Forward foreign currency contracts	332,508
Foreign currency translations	(7,364)
Options written	39,631
Securities sold short	150,270

Net change in unrealized appreciation (depreciation)	(8,253,792)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,555,322)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,151,359

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

1331

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,706,681	$27,602,000
Net realized gain (loss)	(6,301,530)	(28,725,941)
Net change in unrealized appreciation (depreciation)	(8,253,792)	45,012,286

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,151,359	43,888,345

Distributions to shareholders:
Class IA	(386,763)	(744,059)
Class IB	(3,323,836)	(5,686,752)
Class K	(11,600,344)	(19,413,469)

Total distributions to shareholders	(15,310,943)	(25,844,280)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 195,762 and 696,217 shares, respectively ]	1,662,710	5,911,892
Capital shares issued in reinvestment of dividends [ 45,926 and 88,535 shares, respectively ]	386,763	744,059
Capital shares repurchased in connection with share class combination (Note 1) [ (3,102,461) and 0 shares, respectively ]	(26,416,281)	—
Capital shares repurchased [ (322,989) and (382,901) shares, respectively ]	(2,734,218)	(3,262,476)

Total Class IA transactions	(27,101,026)	3,393,475

Class IB
Capital shares sold [ 1,690,159 and 4,174,243 shares, respectively ]	14,370,997	35,560,738
Capital shares issued in connection with share class combination (Note 1) [ 3,092,946 and 0 shares, respectively ]	26,416,281	—
Capital shares issued in reinvestment of dividends [ 393,220 and 673,281 shares, respectively ]	3,323,836	5,686,752
Capital shares repurchased [ (1,416,105) and (11,849,487) shares, respectively ]	(12,005,857)	(102,220,891)

Total Class IB transactions	32,105,257	(60,973,401)

Class K
Capital shares sold [ 4,155,904 and 7,694,861 shares, respectively ]	35,416,866	65,572,627
Capital shares issued in reinvestment of dividends [ 1,375,425 and 2,307,096 shares, respectively ]	11,600,344	19,413,469
Capital shares repurchased [ (4,408,654) and (9,751,186) shares, respectively ]	(37,337,647)	(81,986,419)

Total Class K transactions	9,679,563	2,999,677

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,683,794	(54,580,249)

TOTAL INCREASE (DECREASE) IN NET ASSETS	524,210	(36,536,184)
NET ASSETS:
Beginning of period	840,879,228	877,415,412

End of period	$841,403,438	$840,879,228

See Notes to Financial Statements.

1332

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023		2022	2021	2020	2019
Net asset value, beginning of period	$8.63		$8.45		$9.92	$10.23	$9.99	$9.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.26		0.18	0.14	0.17	0.23
Net realized and unrealized gain (loss)	(0.14)		0.17		(1.44)	(0.29)	0.46	0.47

Total from investment operations	0.01		0.43		(1.26)	(0.15)	0.63	0.70

Less distributions:
Dividends from net investment income	(0.15)		(0.25)		(0.21)	(0.15)	(0.20)	(0.21)
Distributions from net realized gains	—		—		—	(0.01)	(0.19)	(0.08)

Total dividends and distributions	(0.15)		(0.25)		(0.21)	(0.16)	(0.39)	(0.29)

Net asset value, end of period	$8.49		$8.63		$8.45	$9.92	$10.23	$9.99

Total return (b)	0.09%		5.15%		(12.77)%	(1.47)%	6.29%	7.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,247		$188,460		$243,815	$300,420	$279,779	$269,676
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89	%(g)	0.87	%(g)	0.85%	0.89%	0.90%	0.93	%(g)
Before waivers (a)(f)	1.05	%(g)	1.02	%(g)	0.98%	0.97%	1.00%	1.03	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.56%		3.06%		2.02%	1.38%	1.67%	2.35%
Before waivers (a)(f)	3.41%		2.91%		1.89%	1.30%	1.57%	2.24%
Portfolio turnover rate^	170	%(z)	274%		251%	246%	324%	314%

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023		2022	2021	2020	2019
Net asset value, beginning of period	$8.61		$8.44		$9.90	$10.20	$9.97	$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.28		0.20	0.16	0.20	0.26
Net realized and unrealized gain (loss)	(0.14)		0.16		(1.43)	(0.28)	0.44	0.47

Total from investment operations	0.02		0.44		(1.23)	(0.12)	0.64	0.73

Less distributions:
Dividends from net investment income	(0.16)		(0.27)		(0.23)	(0.17)	(0.22)	(0.24)
Distributions from net realized gains	—		—		—	(0.01)	(0.19)	(0.08)

Total dividends and distributions	(0.16)		(0.27)		(0.23)	(0.18)	(0.41)	(0.32)

Net asset value, end of period	$8.47		$8.61		$8.44	$9.90	$10.20	$9.97

Total return (b)	0.22%		5.28%		(12.47)%	(1.15)%	6.46%	7.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$624,156		$625,027		$610,149	$764,860	$727,277	$608,354
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64	%(g)	0.62	%(g)	0.60%	0.64%	0.65%	0.68	%(g)
Before waivers (a)(f)	0.80	%(g)	0.77	%(g)	0.73%	0.72%	0.75%	0.78	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.81%		3.34%		2.27%	1.63%	1.91%	2.59%
Before waivers (a)(f)	3.66%		3.18%		2.14%	1.55%	1.81%	2.48%
Portfolio turnover rate^	170	%(z)	274%		251%	246%	324%	314%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	For the six months ended June 30, 2024, includes interest expense of 0.04%. Includes Interest expense of 0.02% and 0.03% for the years ended December 31, 2023 and December 2019, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1333

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (11.2%)
Entertainment (1.3%)
Electronic Arts, Inc.	59,466	$8,285,398
NetEase, Inc.	135,700	2,590,952
Netflix, Inc.*	6,117	4,128,241
Playtika Holding Corp.	2,392	18,825
ROBLOX Corp., Class A*	16,829	626,207
Take-Two Interactive Software, Inc.*	5,319	827,051
Ubisoft Entertainment SA*	52,947	1,159,021
Universal Music Group NV	92,617	2,755,448
Walt Disney Co. (The)	16,461	1,634,413
Warner Music Group Corp., Class A	46,922	1,438,159

		23,463,715

Interactive Media & Services (9.8%)
Alphabet, Inc., Class A	479,796	87,394,841
Alphabet, Inc., Class C	83,658	15,344,550
Autohome, Inc. (ADR)	95,553	2,622,930
Bumble, Inc., Class A*	3,086	32,434
Cargurus, Inc., Class A*	2,629	68,880
IAC, Inc.*	2,340	109,629
LY Corp.	637,700	1,541,435
Match Group, Inc.*	8,899	270,352
Meta Platforms, Inc., Class A	140,434	70,809,632
Pinterest, Inc., Class A*	20,077	884,793
Shutterstock, Inc. (x)	804	31,115
Snap, Inc., Class A*	34,379	571,035
TripAdvisor, Inc.*	95,665	1,703,794
Trustpilot Group plc (m)*	156,133	424,341
Yelp, Inc., Class A*	2,260	83,507
Ziff Davis, Inc.*	1,545	85,052
ZipRecruiter, Inc., Class A*	2,568	23,343
ZoomInfo Technologies, Inc., Class A*	9,520	121,570

		182,123,233

Wireless Telecommunication Services (0.1%)
SK Telecom Co. Ltd.	71,254	2,665,878

Total Communication Services		208,252,826

Consumer Discretionary (2.5%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A (x)*	28,562	802,164

Broadline Retail (1.9%)
Alibaba Group Holding Ltd. (ADR)	154,115	11,096,280
Amazon.com, Inc.*	113,127	21,861,793
Rakuten Group, Inc. (x)*	379,800	1,959,078

		34,917,151

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	16,552	2,509,779
Amadeus IT Group SA	54,718	3,641,419
Deliveroo plc, Class A(m)*	877,681	1,452,305
Just Eat Takeaway.com NV (m)(x)*	97,466	1,172,723
Trainline plc (m)*	290,778	1,155,648
Trip.com Group Ltd. (ADR)*	28,107	1,321,029

		11,252,903

Total Consumer Discretionary		46,972,218

Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Ocado Group plc*	126,609	462,374

Total Consumer Staples		462,374

Energy (0.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	141,368	4,971,913
TGS ASA	149,339	1,793,131

Total Energy		6,765,044

Financials (3.0%)
Capital Markets (0.1%)
CME Group, Inc.	8,365	1,644,559

Financial Services (2.9%)
Adyen NV (m)*	5,149	6,138,543
Block, Inc., Class A*	136,997	8,834,937
Fidelity National Information Services, Inc.	87,697	6,608,846
Global Payments, Inc.	51,179	4,949,009
Visa, Inc., Class A	62,739	16,467,105
WEX, Inc.*	38,417	6,805,188
Wise plc, Class A*	35,159	302,889
Worldline SA (m)*	346,072	3,750,733

		53,857,250

Total Financials		55,501,809

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Hoya Corp.	45,356	5,273,068

Total Health Care		5,273,068

Industrials (1.7%)
Aerospace & Defense (0.2%)
Rolls-Royce Holdings plc*	474,498	2,739,945

Electrical Equipment (0.4%)
Acuity Brands, Inc.	7,951	1,919,690
Siemens Energy AG*	146,270	3,808,109
Ushio, Inc.	104,300	1,356,179

		7,083,978

Ground Transportation (0.3%)
Full Truck Alliance Co. Ltd. (ADR)	54,013	434,264
Uber Technologies, Inc.*	76,203	5,538,434

		5,972,698

Industrial Conglomerates (0.1%)
Samsung C&T Corp.	21,622	2,230,530

Machinery (0.1%)
Nabtesco Corp. (x)	60,000	1,017,341
THK Co. Ltd. (x)	52,400	935,865

		1,953,206

Professional Services (0.6%)
Concentrix Corp.	28,157	1,781,775
Dayforce, Inc.*	83,977	4,165,259
Teleperformance SE	36,109	3,802,900
WNS Holdings Ltd.*	33,370	1,751,925

		11,501,859

Total Industrials		31,482,216

See Notes to Financial Statements.

1334

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (49.4%)
Communications Equipment (3.4%)
Accton Technology Corp.	326,500	$5,585,670
ADTRAN Holdings, Inc.	2,385	12,545
Applied Optoelectronics, Inc. (x)*	1,238	10,263
Arista Networks, Inc.*	44,124	15,464,580
Aviat Networks, Inc.*	421	12,078
Calix, Inc.*	1,954	69,230
Ciena Corp.*	60,100	2,895,618
Cisco Systems, Inc.	377,842	17,951,273
Clearfield, Inc.*	405	15,617
CommScope Holding Co., Inc.*	7,112	8,748
Digi International, Inc.*	1,219	27,952
Extreme Networks, Inc.*	4,353	58,548
F5, Inc.*	1,963	338,087
Harmonic, Inc.*	3,904	45,950
Infinera Corp.*	6,901	42,027
Juniper Networks, Inc.	109,065	3,976,510
Lumentum Holdings, Inc.*	2,264	115,283
Motorola Solutions, Inc.	5,587	2,156,861
NETGEAR, Inc.*	974	14,902
NetScout Systems, Inc.*	2,392	43,750
Ribbon Communications, Inc.*	2,971	9,775
Telefonaktiebolaget LM Ericsson, Class B	2,447,508	15,194,455
Viasat, Inc.*	2,519	31,991
Viavi Solutions, Inc.*	7,478	51,374

		64,133,087

Electronic Equipment, Instruments & Components (2.6%)
Advanced Energy Industries, Inc.	1,254	136,385
Amphenol Corp., Class A	40,239	2,710,901
Arrow Electronics, Inc.*	14,839	1,791,958
Avnet, Inc.	3,028	155,912
Badger Meter, Inc.	985	183,555
Belden, Inc.	1,363	127,849
Benchmark Electronics, Inc.	1,207	47,628
CDW Corp.	4,502	1,007,728
Celestica, Inc.*	3,980	228,173
Chroma ATE, Inc.	963,000	9,439,576
Cognex Corp.	5,750	268,870
Coherent Corp.*	4,443	321,940
Corning, Inc.	155,005	6,021,944
Crane NXT Co.	1,627	99,930
CTS Corp.	1,024	51,845
ePlus, Inc.*	893	65,796
Fabrinet*	1,211	296,441
Flex Ltd.*	462,995	13,653,723
Insight Enterprises, Inc.*	927	183,880
IPG Photonics Corp.*	962	81,183
Itron, Inc.*	1,537	152,101
Jabil, Inc.	4,040	439,512
Keysight Technologies, Inc.*	5,847	799,577
Knowles Corp.*	3,006	51,884
Littelfuse, Inc.	830	212,140
Mirion Technologies, Inc., Class A*	6,121	65,740
Murata Manufacturing Co. Ltd.	158,700	3,276,782
Napco Security Technologies, Inc.	976	50,703
Novanta, Inc.*	1,202	196,058
OSI Systems, Inc.*	525	72,198
PC Connection, Inc.	380	24,396
Plexus Corp.*	917	94,616

Rogers Corp.*	562	67,783
Sanmina Corp.*	1,858	123,092
TD SYNNEX Corp.	2,603	300,386
TE Connectivity Ltd.	10,258	1,543,111
Teledyne Technologies, Inc.*	1,589	616,500
Trimble, Inc.*	64,689	3,617,409
TTM Technologies, Inc.*	3,409	66,237
Vishay Intertechnology, Inc.	4,192	93,482
Vontier Corp.	5,172	197,570
Yokogawa Electric Corp.	17,100	413,444
Zebra Technologies Corp., Class A*	1,722	531,977

		49,881,915

IT Services (3.1%)
Accenture plc, Class A	46,010	13,959,894
Akamai Technologies, Inc.*	31,203	2,810,766
ASGN, Inc.*	1,538	135,605
Capgemini SE	805	160,095
CGI, Inc.*	6,892	687,891
Cloudflare, Inc., Class A*	10,086	835,423
Cognizant Technology Solutions Corp., Class A	67,215	4,570,620
DigitalOcean Holdings, Inc. (x)*	1,800	62,550
DXC Technology Co.*	134,339	2,564,531
EPAM Systems, Inc.*	1,942	365,310
Fastly, Inc., Class A*	4,210	31,028
Gartner, Inc.*	2,600	1,167,556
GoDaddy, Inc., Class A*	4,721	659,571
Grid Dynamics Holdings, Inc.*	1,871	19,664
International Business Machines Corp.	30,772	5,322,017
Kyndryl Holdings, Inc.*	7,708	202,797
MongoDB, Inc.*	26,210	6,551,452
Okta, Inc.*	5,363	502,030
Perficient, Inc.*	1,178	88,103
Shopify, Inc., Class A*	40,513	2,675,884
Snowflake, Inc., Class A*	11,195	1,512,333
Squarespace, Inc., Class A*	166,367	7,258,592
Thoughtworks Holding, Inc.*	3,137	8,909
Twilio, Inc., Class A*	5,734	325,749
VeriSign, Inc.*	28,138	5,002,936

		57,481,306

Semiconductors & Semiconductor Equipment (17.3%)
Advanced Micro Devices, Inc.*	191,214	31,016,823
AEM Holdings Ltd.*	237,653	315,469
Allegro MicroSystems, Inc.*	2,413	68,143
Alphawave IP Group plc (x)*	938,511	1,708,375
Ambarella, Inc.*	1,291	69,649
Amkor Technology, Inc.	3,463	138,589
ams-OSRAM AG*	1,221,556	1,692,055
Analog Devices, Inc.	16,612	3,791,855
Applied Materials, Inc.	27,834	6,568,546
ASMPT Ltd.	562,300	7,841,475
ASPEED Technology, Inc.	39,800	5,937,827
Axcelis Technologies, Inc.*	1,090	154,987
Broadcom, Inc.	10,185	16,352,323
Cirrus Logic, Inc.*	1,807	230,682
Cohu, Inc.*	1,577	52,199
Credo Technology Group Holding Ltd.*	4,321	138,013
Diodes, Inc.*	1,545	111,132
Enphase Energy, Inc.*	4,558	454,478

See Notes to Financial Statements.

1335

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Entegris, Inc.	5,051	$683,905
First Solar, Inc.*	18,634	4,201,222
FormFactor, Inc.*	2,585	156,470
Ichor Holdings Ltd.*	1,121	43,215
Impinj, Inc.*	780	122,281
Intel Corp.	142,604	4,416,446
KLA Corp.	23,605	19,462,559
Kulicke & Soffa Industries, Inc.	1,858	91,395
Lam Research Corp.	4,380	4,664,043
Lattice Semiconductor Corp.*	4,608	267,218
MACOM Technology Solutions Holdings, Inc.*	1,836	204,659
Marvell Technology, Inc.	28,994	2,026,681
MaxLinear, Inc., Class A*	2,532	50,994
Microchip Technology, Inc.	18,102	1,656,333
Micron Technology, Inc.	180,030	23,679,346
MKS Instruments, Inc.	2,116	276,307
Monolithic Power Systems, Inc.	1,630	1,339,338
NVIDIA Corp.	594,263	73,415,251
NXP Semiconductors NV	8,565	2,304,756
ON Semiconductor Corp.*	14,412	987,943
Onto Innovation, Inc.*	1,651	362,494
PDF Solutions, Inc.*	1,029	37,435
Photronics, Inc.*	2,122	52,350
Power Integrations, Inc.	1,902	133,501
Qorvo, Inc.*	59,958	6,957,526
QUALCOMM, Inc.	37,451	7,459,490
Rambus, Inc.*	3,610	212,124
Renesas Electronics Corp.	207,100	3,873,230
Semtech Corp.*	2,163	64,630
Silergy Corp.	405,000	5,767,612
Silicon Laboratories, Inc.*	1,069	118,263
SiTime Corp.*	590	73,384
Skyworks Solutions, Inc.	64,949	6,922,264
SolarEdge Technologies, Inc. (x)*	1,919	48,474
SUMCO Corp. (x)	152,500	2,194,753
Synaptics, Inc.*	1,323	116,689
Taiwan Semiconductor Manufacturing Co. Ltd.	1,024,000	30,491,315
Teradyne, Inc.	5,229	775,408
Texas Instruments, Inc.	181,309	35,270,040
Ultra Clean Holdings, Inc.*	1,504	73,696
Ulvac, Inc. (x)	58,400	3,814,929
Universal Display Corp.	1,462	307,385
Veeco Instruments, Inc.*	1,897	88,609
Wolfspeed, Inc.*	25,752	586,115

		322,494,698

Software (17.8%)
A10 Networks, Inc.	2,344	32,464
ACI Worldwide, Inc.*	3,532	139,832
Adeia, Inc.	3,635	40,657
Adobe, Inc.*	54,187	30,103,046
Agilysys, Inc.*	676	70,399
Alarm.com Holdings, Inc.*	1,681	106,811
Alkami Technology, Inc.*	1,372	39,075
Altair Engineering, Inc., Class A*	1,908	187,137
ANSYS, Inc.*	18,099	5,818,828
Appfolio, Inc., Class A*	703	171,933
Appian Corp., Class A*	1,375	42,432
AppLovin Corp., Class A*	6,057	504,064
Asana, Inc., Class A*	2,861	40,025

Aspen Technology, Inc.*	933	185,322
Atlassian Corp., Class A*	30,626	5,417,127
Aurora Innovation, Inc., Class A (x)*	27,403	75,906
Autodesk, Inc.*	55,299	13,683,738
AvePoint, Inc.*	3,166	32,990
Bentley Systems, Inc., Class B	7,827	386,341
BILL Holdings, Inc.*	3,235	170,226
Blackbaud, Inc.*	1,354	103,134
BlackBerry Ltd.*	17,793	44,127
BlackLine, Inc.*	1,719	83,286
Box, Inc., Class A*	4,836	127,864
Braze, Inc., Class A*	1,905	73,990
C3.ai, Inc., Class A (x)*	3,256	94,294
Cadence Design Systems, Inc.*	9,116	2,805,449
CCC Intelligent Solutions Holdings, Inc.*	11,117	123,510
Cleanspark, Inc. (x)*	7,633	121,746
Clear Secure, Inc., Class A	2,929	54,802
Clearwater Analytics Holdings, Inc., Class A*	4,898	90,711
CommVault Systems, Inc.*	1,454	176,763
Confluent, Inc., Class A*	8,196	242,028
Crowdstrike Holdings, Inc., Class A*	7,727	2,960,909
Dassault Systemes SE	74,181	2,804,378
Datadog, Inc., Class A*	10,333	1,340,087
Descartes Systems Group, Inc. (The)*	2,856	276,575
DocuSign, Inc.*	26,755	1,431,392
Dolby Laboratories, Inc., Class A	2,002	158,618
DoubleVerify Holdings, Inc.*	4,719	91,879
Dropbox, Inc., Class A*	8,095	181,895
Dynatrace, Inc.*	8,058	360,515
E2open Parent Holdings, Inc.*	5,853	26,280
Elastic NV*	46,195	5,262,072
Envestnet, Inc.*	1,680	105,151
Everbridge, Inc.*	1,384	48,426
Fair Isaac Corp.*	828	1,232,610
Five9, Inc.*	2,474	109,103
Fortinet, Inc.*	21,240	1,280,135
Freshworks, Inc., Class A*	6,107	77,498
Gen Digital, Inc.	18,458	461,081
Gitlab, Inc., Class A*	3,632	180,583
Guidewire Software, Inc.*	2,791	384,851
HashiCorp, Inc., Class A*	4,849	163,363
HubSpot, Inc.*	9,986	5,889,643
Informatica, Inc., Class A*	99,546	3,073,980
Intapp, Inc.*	44,295	1,624,298
InterDigital, Inc. (x)	845	98,493
Intuit, Inc.	30,595	20,107,340
Jamf Holding Corp.*	1,991	32,851
Lightspeed Commerce, Inc.*	4,630	63,385
LiveRamp Holdings, Inc.*	2,217	68,594
Manhattan Associates, Inc.*	2,062	508,654
Marathon Digital Holdings, Inc. (x)*	9,144	181,508
Matterport, Inc.*	8,218	36,734
MeridianLink, Inc.*	668	14,268
Microsoft Corp.	249,223	111,390,220
MicroStrategy, Inc., Class A (x)*	528	727,309
N-able, Inc.*	2,352	35,821
nCino, Inc.*	2,068	65,039
NCR Voyix Corp.*	4,615	56,995
Nutanix, Inc., Class A*	28,059	1,595,154
Open Text Corp.	9,141	274,596

See Notes to Financial Statements.

1336

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

	Number of Shares	Value (Note 1)

Oracle Corp.	53,401	$7,540,221
PagerDuty, Inc.*	71,601	1,641,811
Palantir Technologies, Inc., Class A*	66,372	1,681,203
Palo Alto Networks, Inc.*	10,823	3,669,105
Pegasystems, Inc.	1,453	87,950
PowerSchool Holdings, Inc., Class A*	1,946	43,571
Procore Technologies, Inc.*	47,220	3,131,158
Progress Software Corp.	1,448	78,568
PROS Holdings, Inc.*	1,449	41,514
PTC, Inc.*	9,949	1,807,435
Q2 Holdings, Inc.*	2,013	121,444
Qualys, Inc.*	1,237	176,396
Rapid7, Inc.*	2,088	90,264
RingCentral, Inc., Class A*	2,755	77,691
Riot Platforms, Inc. (x)*	9,051	82,726
Roper Technologies, Inc.	3,586	2,021,285
Sage Group plc (The)	133,112	1,831,585
Salesforce, Inc.	63,090	16,220,439
Samsara, Inc., Class A*	6,404	215,815
SAP SE	46,541	9,446,261
SEMrush Holdings, Inc., Class A*	1,020	13,658
SentinelOne, Inc., Class A*	9,560	201,238
ServiceNow, Inc.*	21,878	17,210,766
Smartsheet, Inc., Class A*	4,611	203,253
SolarWinds Corp. (x)	1,747	21,051
Sprinklr, Inc., Class A*	4,014	38,615
Sprout Social, Inc., Class A*	1,669	59,550
SPS Commerce, Inc.*	1,241	233,507
Synopsys, Inc.*	25,311	15,061,564
Temenos AG (Registered)	33,875	2,337,637
Tenable Holdings, Inc.*	3,982	173,536
Teradata Corp.*	3,239	111,940
Tyler Technologies, Inc.*	1,422	714,953
UiPath, Inc., Class A*	13,691	173,602
Unity Software, Inc.*	8,249	134,129
Varonis Systems, Inc.*	3,735	179,168
Verint Systems, Inc.*	2,090	67,298
Vertex, Inc., Class A*	1,632	58,834
Workday, Inc., Class A*	64,304	14,375,802
Workiva, Inc., Class A*	1,622	118,390
Zeta Global Holdings Corp., Class A*	5,212	91,992
Zoom Video Communications, Inc., Class A*	56,646	3,352,877
Zscaler, Inc.*	3,012	578,876
Zuora, Inc., Class A*	4,681	46,482

		331,737,500

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	346,935	73,071,450
Corsair Gaming, Inc.*	1,462	16,141
Dell Technologies, Inc., Class C	8,930	1,231,536
Diebold Nixdorf, Inc.*	1,258	48,408
Hewlett Packard Enterprise Co.	43,549	921,932
HP, Inc.	28,911	1,012,463
IonQ, Inc. (x)*	5,950	41,829
NetApp, Inc.	6,913	890,394
Pure Storage, Inc., Class A*	10,237	657,318
Samsung Electronics Co. Ltd.	154,778	9,164,117
Samsung Electronics Co. Ltd. (Preference) (q)	153,699	7,101,530

Seagate Technology Holdings plc	6,542	675,592
Super Micro Computer, Inc.*	1,687	1,382,244
Western Digital Corp.*	10,938	828,772
Xerox Holdings Corp.	3,828	44,481

		97,088,207

Total Information Technology		922,816,713

Real Estate (0.2%)
Real Estate Management & Development (0.0%)†
KE Holdings, Inc. (ADR)	54,689	773,849

Specialized REITs (0.2%)
Crown Castle, Inc. (REIT)	30,416	2,971,643

Total Real Estate		3,745,492

Total Common Stocks (68.7%) (Cost $772,389,121)		1,281,271,760

EXCHANGE TRADED FUNDS (ETF):
Equity (30.9%)
iShares Expanded Tech Sector ETF (x)‡	2,022,805	190,770,740
Technology Select Sector SPDR Fund	859,200	194,376,816
Vanguard Information Technology ETF (x)	333,500	192,292,765

Total Exchange Traded Funds (30.9%) (Cost $55,641,983)		577,440,321

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Allspring Government Money Market Fund, Select Shares 5.24% (7 day yield) (xx)	20,000,000	20,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.18% (7 day yield) (xx)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,029,158	3,029,158
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.25% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		52,029,158

Total Short-Term Investments (2.8%) (Cost $52,029,158)		52,029,158

Total Investments in Securities (102.4%) (Cost $880,060,262)		1,910,741,239
Other Assets Less Liabilities (-2.4%)		(44,735,163)

Net Assets (100%)		$1,866,006,076

See Notes to Financial Statements.

1337

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the market value or fair value, as applicable, of these securities amounted to $14,094,293 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2024.
(xx)

At June 30, 2024, the Portfolio had loaned securities with a total value of $59,070,498. This was collateralized by $9,119,038 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/30/24 – 2/15/54 and by cash of $52,029,158 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2024, were as follows:

Security Description	Shares at June 30, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	2,022,805	168,000,273	13,150,551	(31,523,399)	7,533,895	33,609,420	190,770,740	161,594	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$197,115,751	$11,137,075	$—	$208,252,826
Consumer Discretionary	37,591,045	9,381,173	—	46,972,218
Consumer Staples	—	462,374	—	462,374
Energy	4,971,913	1,793,131	—	6,765,044
Financials	45,309,644	10,192,165	—	55,501,809
Health Care	—	5,273,068	—	5,273,068
Industrials	15,591,347	15,890,869	—	31,482,216
Information Technology	792,424,143	130,392,570	—	922,816,713
Real Estate	3,745,492	—	—	3,745,492
Exchange Traded Funds	577,440,321	—	—	577,440,321
Short-Term Investments
Investment Companies	52,029,158	—	—	52,029,158

Total Assets	$1,726,218,814	$184,522,425	$—	$1,910,741,239

Total Liabilities	$—	$—	$—	$—

Total	$1,726,218,814	$184,522,425	$—	$1,910,741,239

See Notes to Financial Statements.

1338

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2024 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$10,693	$10,693

Total	$10,693	$10,693

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(66)	$(66)

Total	$(66)	$(66)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$5,000
Average settlement value sold — in USD	218,000

The Portfolio held no derivatives contracts during the six months ended June 30, 2024.

Investment security transactions for the six months ended June 30, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$281,729,148
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$376,353,439

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,043,430,049
Aggregate gross unrealized depreciation	(30,358,640)

Net unrealized appreciation	$1,013,071,409

Federal income tax cost of investments in securities and derivative instruments, if applicable	$897,669,830

For the six months ended June 30, 2024, the Portfolio incurred approximately $1,239 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1339

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $21,026,153)	$190,770,740
Unaffiliated Issuers (Cost $859,034,109)	1,719,970,499

Cash	7,541,354

Receivable for securities sold	2,513,812
Dividends, interest and other receivables	1,020,797
Receivable for Portfolio shares sold	503,205
Securities lending income receivable	12,744
Other assets	19,602

Total assets	1,922,352,753

LIABILITIES
Payable for return of collateral on securities loaned	52,029,158
Payable for Portfolio shares repurchased	1,492,545
Investment management fees payable	1,158,623

Payable for securities purchased	888,874
Distribution fees payable - Class IB	370,311

Administrative fees payable	190,271

Foreign currency overdraft payable	25,587

Accrued expenses	191,308

Total liabilities	56,346,677

Commitments and contingent liabilities^
NET ASSETS	$1,866,006,076

Net assets were comprised of:

Paid in capital	$717,500,020
Total distributable earnings (loss)	1,148,506,056

Net assets	$1,866,006,076

Class IB
Net asset value, offering and redemption price per share, $1,835,410,360 / 47,250,312 shares outstanding (unlimited amount authorized: $0.01 par value)	$38.84

Class K

Net asset value, offering and redemption price per share, $30,595,716 / 706,667 shares outstanding (unlimited amount authorized: $0.01 par value)	$43.30

(x)	Includes value of securities on loan of $59,070,498.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends ($161,594 of dividend income received from affiliates) (net of $308,916 foreign withholding tax)	$6,396,895
Interest	343,281
Securities lending (net)	53,376

Total income	6,793,552

EXPENSES
Investment management fees	7,990,107
Distribution fees - Class IB (a)	2,079,473
Administrative fees	1,102,131
Custodian fees	137,309
Printing and mailing expenses	85,824
Distribution fees - Class IA (a)	60,695
Professional fees	60,616
Trustees’ fees	28,334
Miscellaneous	15,395

Gross expenses	11,559,884
Less: Waiver from investment manager	(1,313,848)

Net expenses	10,246,036

NET INVESTMENT INCOME (LOSS)	(3,452,484)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($7,533,895 realized gain (loss) from affiliates)	114,076,956
Forward foreign currency contracts	10,693
Foreign currency transactions	(94,920)

Net realized gain (loss)	113,992,729

Change in unrealized appreciation (depreciation) on:
Investments in securities ($33,609,420 of change in unrealized appreciation (depreciation) from affiliates)	198,359,487
Forward foreign currency contracts	(66)
Foreign currency translations	(3,425)

Net change in unrealized appreciation (depreciation)	198,355,996

NET REALIZED AND UNREALIZED GAIN (LOSS)	312,348,725

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$308,896,241

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,452,484)	$(4,208,634)
Net realized gain (loss)	113,992,729	133,447,235
Net change in unrealized appreciation (depreciation)	198,355,996	432,713,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	308,896,241	561,951,784

Distributions to shareholders:	—	—
Class IA	—	(1,969,940)
Class IB	—	(71,350,651)
Class K	—	(1,091,513)

Total distributions to shareholders	—	(74,412,104)

CAPITAL SHARES TRANSACTIONS:	—	—
Class IA
Capital shares sold [ 134,054 and 466,486 shares, respectively ]	5,239,210	14,124,852
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57,938 shares, respectively ]	—	1,969,940
Capital shares repurchased in connection with share class combination (Note 1) [ (1,354,154) and 0 shares, respectively ]	(55,943,388)	—
Capital shares repurchased [ (143,167) and (540,817) shares, respectively ]	(4,975,061)	(16,183,379)

Total Class IA transactions	(55,679,239)	(88,587)

Class IB
Capital shares sold [ 1,829,769 and 4,289,557 shares, respectively ]	64,663,170	123,334,215
Capital shares issued in connection with share class combination (Note 1) [ 1,443,311 and 0 shares, respectively ]	55,943,388	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,236,643 shares, respectively ]	—	71,350,651
Capital shares repurchased [ (4,503,459) and (6,741,664) shares, respectively ]	(159,232,734)	(193,397,293)

Total Class IB transactions	(38,626,176)	1,287,573

Class K
Capital shares sold [ 127,855 and 356,373 shares, respectively ]	4,985,966	11,420,765
Capital shares issued in reinvestment of dividends and distributions [ 0 and 30,740 shares, respectively ]	—	1,091,513
Capital shares repurchased [ (145,636) and (369,251) shares, respectively ]	(5,775,410)	(11,753,322)

Total Class K transactions	(789,444)	758,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(95,094,859)	1,957,942

TOTAL INCREASE (DECREASE) IN NET ASSETS	213,801,382	489,497,622
NET ASSETS:
Beginning of period	1,652,204,694	1,162,707,072

End of period	$1,866,006,076	$1,652,204,694

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class IB			2023	2022		2021	2020	2019
Net asset value, beginning of period	$32.57		$22.83	$40.59		$38.35	$29.63	$23.58

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.09)	(0.16)		(0.30)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	6.34		11.37	(14.80)		8.16	15.66	8.92

Total from investment operations	6.27		11.28	(14.96)		7.86	15.48	8.83

Less distributions:
Dividends from net investment income	—		—	—		—	— #	— #
Distributions from net realized gains	—		(1.54)	(2.80)		(5.62)	(6.76)	(2.78)

Total dividends and distributions	—		(1.54)	(2.80)		(5.62)	(6.76)	(2.78)

Net asset value, end of period	$38.84		$32.57	$22.83		$40.59	$38.35	$29.63

Total return (b)	19.28%		49.53%	(37.29)%		20.81%	53.26%	37.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,835,410		$1,579,236	$1,111,836		$1,890,978	$1,736,384	$1,228,141
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18%		1.18%	1.18%		1.18%	1.19%	1.20%
Before waivers (a)(f)	1.33%		1.34%	1.33%		1.31%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.40)%		(0.30)%	(0.54)%		(0.72)%	(0.50)%	(0.32)%
Before waivers (a)(f)	(0.55)%		(0.46)%	(0.69)%		(0.84)%	(0.64)%	(0.46)%
Portfolio turnover rate^	16	%(z)	56%	67	%(h)	47%	78%	52%

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
Class K			2023	2022		2021	2020	2019
Net asset value, beginning of period	$36.26		$25.24	$44.32		$41.33	$31.55	$24.97

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.01)	(0.09)		(0.21)	(0.10)	(0.02)
Net realized and unrealized gain (loss)	7.07		12.58	(16.19)		8.82	16.73	9.46

Total from investment operations	7.04		12.57	(16.28)		8.61	16.63	9.44

Less distributions:
Dividends from net investment income	—		(0.01)	—		—	(0.09)	(0.08)
Distributions from net realized gains	—		(1.54)	(2.80)		(5.62)	(6.76)	(2.78)

Total dividends and distributions	—		(1.55)	(2.80)		(5.62)	(6.85)	(2.86)

Net asset value, end of period	$43.30		$36.26	$25.24		$44.32	$41.33	$31.55

Total return (b)	19.42%		49.90%	(37.13)%		21.12%	53.66%	38.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,596		$26,270	$17,834		$30,726	$27,958	$21,835
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93%		0.93%	0.93%		0.93%	0.94%	0.95%
Before waivers (a)(f)	1.08%		1.09%	1.08%		1.06%	1.08%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.14)%		(0.05)%	(0.29)%		(0.47)%	(0.26)%	(0.07)%
Before waivers (a)(f)	(0.29)%		(0.21)%	(0.44)%		(0.59)%	(0.40)%	(0.21)%
Portfolio turnover rate^	16	%(z)	56%	67	%(h)	47%	78%	52%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2024, the Trust offered one hundred ten portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

Each of the following Portfolios is a type of mutual fund often described as a “fund-of-funds”:

•

Each of EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio and Equitable Moderate Growth MF/ETF Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by EIM and unaffiliated investment companies or exchange-traded funds (“ETFs”).

•

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”), the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”), and the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM.

•

Each of the 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) pursues its investment objective by investing exclusively in unaffiliated ETFs.

For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/ searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Plus Bond Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other series of the Trust.

Effective June 21, 2024 (the “Effective Date”), the Class IA shares of each of the following Portfolios were combined with the Class IB shares of the same Portfolio (the “Combination”): EQ/All Asset Growth Allocation Portfolio, EQ/Growth Strategy Portfolio, EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/Aggressive Allocation Portfolio, 1290 VT Equity Income Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Socially Responsible Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/Capital Group Research Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Bond Index Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Invesco Comstock Portfolio, EQ/Invesco Global Portfolio, EQ/Janus Enterprise Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS International Growth Portfolio, EQ/Mid Cap Index Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/Value Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio. Each Combination was effected at the relative net asset value of each share class of the relevant Portfolio. As of the Effective Date, an investor that held Class IA shares of a Portfolio was issued Class IB shares of the same Portfolio having a value equal to the value of the Class IA shares held immediately prior to the Combination. In addition, as of the Effective Date, Class IA shares of each Portfolio listed above are no longer offered.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

EIM contributed seed capital to the following Portfolio listed below:

Portfolios:	Commencement Date	Class	Seed capital
EQ/Intermediate Corporate Bond	4/3/2023	IB	$100,000
EQ/Intermediate Corporate Bond	4/3/2023	K	24,900,000

EIM redeemed seed capital out of the following Portfolio as listed below:

Portfolios:	Redemption Date	Class	Seed capital
EQ/Intermediate Corporate Bond	11/15/2023	K	24,107,788

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation

Equitable Conservative Growth MF/ETF Portfolio — Seeks to achieve total return from long-term capital appreciation and income, with greater emphasis on current income.

Equitable Moderate Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

Equitable Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers US Inc. (“AXA IM”) and Post Advisory Group, LLC) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity ESG Portfolio, (sub-advised by AXA IM) — Seeks to achieve long-term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long- term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/AB Sustainable U.S. Thematic Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth ESG Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long- term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

1348

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Core Plus Bond Portfolio (sub-advised by AXA IM, Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P. (“Loomis Sayles”)) — Seeks to achieve high total return through a combination of current income and capital appreciation.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC (“FIAM”)) — Seeks to achieve long-term capital appreciation.

EQ/Franklin Moderate Allocation Portfolio (sub-advised by Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks long- term capital appreciation while managing portfolio volatility.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long- term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Corporate Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Credit Corporate 5-10 Year Index (“Corporate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Corporate Bond Index.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

1349

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Henderson Investors US LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Growth Stock Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long- term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, Inc., GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis Sayles, Polen Capital Management, LLC and JPMorgan) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

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EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

EQ/Long-Term Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Long Government/ Credit Bond Index (“Long Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Long Government/Credit Index.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc., and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by Dreyfus, a division of Mellon Investments Corporation (“Dreyfus”)) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return ESG Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

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EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation.

EQ/Value Equity Portfolio (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock, DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Technology Portfolio (sub-advised by AB, FIAM and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type,

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coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the fair value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of the Trust. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated EIM, the investment adviser to the Trust, as its valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

EIM has appointed Equitable Investment Management, LLC (the “Administrator”) to oversee the calculation of the NAV of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

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Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2024, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

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Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Foreign Taxes:

The Portfolio may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, all or a portion of which may be recoverable. Each Portfolio applies for refunds where available. The Portfolio will accrue such taxes and recoveries as applicable, based on their current interpretation of the tax rules and regulations that exist in the markets in which they invest.

As a result of several court rulings in certain European countries, the Portfolio may also file withholding tax reclaims in certain jurisdictions to recover all or a portion of amounts withheld in prior period that may now be reclaimable. Any payments received on such withholding tax reclaims are included in Other Income in the Statements of Operations and are recorded when the amount is known and there are no significant uncertainties on collectability.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2023. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

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All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred in connection with the offering of shares of a Portfolio will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

Offering costs incurred during the year ended December 31, 2023 by the Portfolios shown below were:

Portfolios:	Amount
EQ/Intermediate Corporate Bond	$106,867

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2023, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

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Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market declares and distributes daily and Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. For the Portfolios, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (for ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/Core Plus Bond, EQ/Franklin Small Cap Value Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation, EQ/MFS Utilities Series, EQ/Mid Cap Value Managed Volatility, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return and Multimanager Aggressive Equity), capital loss carryforwards (for Equitable Conservative Growth MF/ETF, Equitable Moderate Growth MF/ETF, Equitable Growth MF/ETF, 1290 VT Multi-Alternative Strategies, 1290 VT Convertible Securities, 1290 VT DoubleLine Opportunistic Bond, 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Natural Resources, ATM International Managed Volatility, EQ/AB Dynamic Growth, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/ClearBridge Select Equity Managed Volatility, EQ/Core Bond Index, EQ/Core Plus Bond, EQ/Emerging Markets Equity PLUS, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Long-Term Bond, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS, EQ/Wellington Energy and Multimanager Core Bond), conversion transactions (for EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation), deferral of losses on offsetting positions (for ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, ATM International Managed Volatility, EQ/500 Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/ClearBridge Select Equity Managed Volatility, EQ/Core Plus Bond, EQ/Franklin Moderate Allocation, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return and Multimanager Aggressive Equity), investments in passive foreign investment companies (for 1290 VT Real Estate, ATM International Managed Volatility, EQ/International Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Equity Index, EQ/International Value Managed Volatility, EQ/Lazard Emerging Markets Equity and EQ/MFS Utilities Series), partnership basis adjustments (for 1290 VT Multi-Alternative Strategies), post-October loss deferrals (for 1290 VT Convertible Securities, EQ/Goldman Sachs Mid Cap Value, EQ/Intermediate Government Bond, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/Quality Bond PLUS and Multimanager Core Bond) and wash sale loss deferrals (for 1290 VT Moderate Growth Allocation, 1290 VT Micro Cap, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/American Century Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of

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distributions for the years ended December 31, 2023 and December 31, 2022 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2023 are presented in the following table:

	Year Ended December 31, 2023		Year Ended December 31, 2023		As of December 31, 2022
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$7,051,255	$8,346,000	$—	$8,032,304	$5,928,365	$31,264,361
EQ/Ultra Conservative Strategy	57,499,372	6,616,186	3,691,931	8,090,365	21,208,349	17,038,447
EQ/Conservative Strategy	9,908,668	1,117,113	—	—	6,636,003	18,436,081
EQ/Conservative Growth Strategy	17,318,263	14,440,234	—	8,596,310	11,714,383	64,107,498
EQ/Balanced Strategy	47,418,931	29,965,329	—	34,034,077	35,858,152	146,148,599
EQ/Moderate Growth Strategy	76,531,174	130,106,958	—	76,604,432	54,438,667	434,531,265
EQ/Growth Strategy	61,249,890	99,242,116	—	80,044,797	43,345,373	357,021,426
EQ/Aggressive Growth Strategy	69,679,240	101,603,028	434,308	104,809,087	44,172,708	374,914,946
EQ/Conservative Allocation	17,682,495	6,005,672	—	4,680,504	12,339,418	31,699,415
EQ/Conservative-Plus Allocation	17,581,435	18,532,796	171,725	10,776,947	12,530,699	65,796,303
EQ/Moderate Allocation	106,497,397	116,108,982	634,706	79,858,393	75,505,542	462,107,352
EQ/Moderate-Plus Allocation	112,863,444	200,266,349	849,374	145,775,380	78,347,424	768,538,150
EQ/Aggressive Allocation	42,951,509	86,818,000	662,593	82,868,732	27,345,006	409,693,373
Equitable Conservative Growth MF/ETF	1,837,337	—	—	—	1,583,653	1,544,558
Equitable Moderate Growth MF/ETF	349,526	—	—	—	180,490	—
Equitable Growth MF/ETF	290,508	—	1,357	—	142,365	—
Target 2015 Allocation	679,528	1,320,370	5,998	204,676	682,829	2,176,003
Target 2025 Allocation	2,906,524	4,650,599	1,711	1,368,688	2,479,036	10,865,266
Target 2035 Allocation	3,813,995	3,293,888	1	1,567,850	2,825,590	7,077,210
Target 2045 Allocation	3,000,350	3,272,817	—	1,581,611	2,274,922	6,251,579
Target 2055 Allocation	1,291,765	965,690	—	815,763	767,824	2,798,609
1290 VT Moderate Growth Allocation	2,557,933	20,676	68,372	—	1,400,101	920,197
1290 VT Multi-Alternative Strategies	264,269	23,774	—	—	263,286	151,469
1290 VT Convertible Securities	1,084,024	—	31,750	—	524,171	20,815
1290 VT DoubleLine Opportunistic Bond	23,182,458	—	—	—	17,984,006	588,736
1290 VT Equity Income	11,532,374	29,172,945	545,669	4,091,102	9,622,020	28,562,460
1290 VT GAMCO Mergers & Acquisitions	6,820,135	1,085,168	792,333	1,028,818	697,078	5,362,913
1290 VT GAMCO Small Company Value	24,143,070	229,436,887	402,777	35,370,843	18,221,962	154,936,909
1290 VT High Yield Bond	13,770,246	—	6,173	—	11,747,845	—
1290 VT Micro Cap	1,078,839	—	—	—	653,042	4,439,556
1290 VT Natural Resources	1,233,251	—	5,332	—	1,403,466	—
1290 VT Real Estate	1,017,550	—	138,771	—	115,279	—
1290 VT Small Cap Value	6,465,071	30,487,981	104,675	1,253,929	1,452,664	33,401,661
1290 VT SmartBeta Equity ESG	4,473,973	3,818,544	220,716	3,157,775	4,814,547	4,369,940
1290 VT Socially Responsible	1,660,173	5,015,623	15,277	876,346	1,549,070	1,149,491
ATM Large Cap Managed Volatility	40,763,131	220,068,202	14,522,232	57,260,176	33,730,710	140,887,125
ATM Mid Cap Managed Volatility	4,808,556	4,793,204	1,805,275	7,437,925	3,343,013	7,955,993
ATM Small Cap Managed Volatility	13,538,226	14,988,342	642,537	19,410,066	9,831,836	18,010,478
ATM International Managed Volatility	30,482,819	—	5,818,665	—	36,326,431	—
EQ/500 Managed Volatility	119,032,048	443,207,128	42,534,801	145,323,604	100,314,806	419,264,744
EQ/400 Managed Volatility	13,755,787	18,185,752	4,790,638	19,173,810	8,863,129	21,932,284
EQ/2000 Managed Volatility	44,339,546	28,468,735	2,294,737	67,907,298	33,202,648	65,472,776
EQ/International Managed Volatility	45,925,737	—	8,765,081	—	26,943,684	13,421,618
EQ/AB Dynamic Aggressive Growth	4,854,868	—	3,314,739	1,516,805	847,117	1,572,477
EQ/AB Dynamic Growth	7,471,184	—	1,159,613	—	55,787,311	11,414,711
EQ/AB Dynamic Moderate Growth	15,862,272	4,290,362	2,014,965	24,429,689	27,538,818	32,228,884
EQ/AB Short Duration Government Bond	24,135,265	—	—	—	6,726,702	—
EQ/AB Small Cap Growth	5,683,156	2,902,030	773,129	8,515,380	3,967,640	73,877,015
EQ/AB Sustainable U.S. Thematic	62,264	—	268	—	40,198	—
EQ/American Century Mid Cap Value	18,614,708	13,356,759	—	1,224,458	27,559,945	49,649,565
EQ/American Century Moderate Growth Allocation	1,766,524	—	60,525	—	1,549,636	1,236,828
EQ/Capital Group Research	1,803,254	26,124,961	77,692	21,874,428	5,085,114	59,747,432
EQ/ClearBridge Large Cap Growth ESG	1,458,991	11,182,695	148,222	3,070,995	218,349	46,079,300

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June 30, 2024 (Unaudited)

	Year Ended December 31, 2023		Year Ended December 31, 2023		As of December 31, 2022
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/ClearBridge Select Equity Managed Volatility	$4,512,241	$—	$138,775	$—	$3,370,678	$1,868,746
EQ/Common Stock Index	70,072,707	255,762,570	2,415,078	66,565,218	49,052,756	340,394,545
EQ/Core Bond Index	112,329,367	—	24,882	—	95,332,338	14,070,160
EQ/Core Plus Bond	18,521,956	—	6,720,528	—	20,126,587	574,709
EQ/Emerging Markets Equity PLUS	2,207,191	—	184,539	—	1,774,562	3,902,648
EQ/Equity 500 Index	94,049,148	67,692,848	5,621,729	36,654,347	82,081,848	114,161,616
EQ/Fidelity Institutional AM® Large Cap	4,491,977	24,279,079	268,038	7,607,002	7,433,275	49,882,286
EQ/Franklin Moderate Allocation	3,756,285	—	157,772	—	2,364,761	2,296
EQ/Franklin Rising Dividends	4,314,077	264,466	393,564	664,534	2,312,853	3,839,813
EQ/Franklin Small Cap Value Managed Volatility	5,505,480	5,814,916	1,788,846	3,863,655	1,833,847	9,294,288
EQ/Global Equity Managed Volatility	15,157,872	66,101,967	9,639,686	31,276,493	11,132,830	41,503,432
EQ/Goldman Sachs Growth Allocation	7,758,678	—	4,280,752	701,111	1,888,433	899,927
EQ/Goldman Sachs Mid Cap Value	2,590,743	3,588,520	—	—	1,726,784	13,546,085
EQ/Goldman Sachs Moderate Growth Allocation	16,389,073	—	201,923	—	3,785,520	—
EQ/Intermediate Corporate Bond	16,063,545	—	2,999,351	—	—	—
EQ/Intermediate Government Bond	131,381,395	—	—	—	79,095,605	6,231,189
EQ/International Core Managed Volatility	21,017,251	9,125,818	9,529,095	7,544,144	16,084,619	10,025,893
EQ/International Equity Index	45,181,812	—	5,971,162	—	36,843,100	—
EQ/International Value Managed Volatility	21,672,482	—	12,418,631	4,321,135	17,471,550	7,658,052
EQ/Invesco Comstock	5,889,804	19,559,459	17,979	2,211,796	5,810,165	23,809,733
EQ/Invesco Global	2,297	3,350,941	—	—	—	11,153,202
EQ/Invesco Global Real Assets	10,148,446	—	371,277	—	9,214,561	1,449,808
EQ/Invesco Moderate Allocation	5,399,947	—	105,612	—	943,779	—
EQ/Invesco Moderate Growth Allocation	6,649,691	—	60,157	—	1,695,347	—
EQ/Janus Enterprise	3,826,195	90,309,362	543,902	8,232,361	118,344	89,619,148
EQ/JPMorgan Growth Allocation	12,884,324	—	133,159	—	1,820,231	1,173,464
EQ/JPMorgan Growth Stock	1,317	303,459,177	—	—	2,126,027	48,877,689
EQ/JPMorgan Value Opportunities	21,058,417	40,004,381	12,028,570	9,045,056	10,704,394	71,822,441
EQ/Large Cap Core Managed Volatility	48,433,453	142,388,375	12,071,184	50,509,368	17,986,539	162,317,684
EQ/Large Cap Growth Index	4,755,671	76,979,003	1,620,019	11,843,396	6,068,785	129,470,337
EQ/Large Cap Growth Managed Volatility	26,240,258	340,604,362	20,683,971	77,533,158	2,234,577	491,051,673
EQ/Large Cap Value Index	24,750,744	10,198,808	634,671	2,325,035	14,307,933	13,364,992
EQ/Large Cap Value Managed Volatility	108,746,891	149,680,690	21,028,727	42,212,679	64,016,973	134,047,126
EQ/Lazard Emerging Markets Equity	15,283,642	356,752	1,200,031	649,196	16,620,161	2,048,279
EQ/Long-Term Bond	85,555,252	—	184,726	—	76,479,629	—
EQ/Loomis Sayles Growth	2,890,209	30,485,201	358,479	5,875,337	—	78,404,045
EQ/MFS International Growth	30,648,088	31,969,460	1,606,569	4,102,260	12,178,383	47,652,502
EQ/MFS International Intrinsic Value	15,750,640	16,841,864	788,913	13,592,116	4,439,502	37,062,443
EQ/MFS Mid Cap Focused Growth	—	4,567,757	—	442,330	—	841,175
EQ/MFS Technology	—	—	—	980,034	58,307	14,787,609
EQ/MFS Utilities Series	4,315,693	3,896,984	14,541	562,697	10,344,934	7,056,314
EQ/Mid Cap Index	25,120,104	87,077,428	1,116,771	37,737,103	21,219,806	139,089,789
EQ/Mid Cap Value Managed Volatility	37,578,886	62,251,839	10,413,697	23,413,239	16,727,739	42,362,433
EQ/Money Market	88,923,225	—	—	—	18,666,234	—
EQ/Morgan Stanley Small Cap Growth	507,545	—	124,609	—	991,243	2,088,637
EQ/PIMCO Global Real Return	663,555	—	—	—	12,359,153	—
EQ/PIMCO Real Return	2,074,112	—	3,068,372	—	5,176,033	—
EQ/PIMCO Total Return ESG	6,812,332	—	145,684	—	8,761,714	—
EQ/PIMCO Ultra Short Bond	33,299,376	—	—	—	13,496,505	—
EQ/Quality Bond PLUS	25,777,743	—	—	—	18,467,847	—
EQ/Small Company Index	15,017,519	42,818,593	834,672	4,828,899	11,886,214	43,783,148
EQ/T. Rowe Price Health Sciences	556,118	3,860,047	—	—	—	4,260,093
EQ/Value Equity	17,960,794	2,647,461	—	—	27,602,133	22,008,897
EQ/Wellington Energy	4,419,289	—	69,292	—	5,695,505	—
Multimanager Aggressive Equity	5,146,300	30,820,220	382,353	41,243,375	662,070	176,300,499
Multimanager Core Bond	25,844,280	—	—	—	23,622,389	—
Multimanager Technology	2,892,719	71,519,385	14,918,808	9,978,153	9,108,553	122,931,736

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June 30, 2024 (Unaudited)

The following Portfolios had a Return of Capital during the year ended December 31, 2023:

Portfolios:	Return of Capital
1290 VT Multi-Alternative Strategies	$24,178
EQ/PIMCO Global Real Return	1,535,826

None of the Portfolios had a Return of Capital during the year ended December 31, 2022.

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2024)	Converted to USD (as of June 30, 2024)
EQ/Emerging Markets Equity PLUS	14,100,697	$169,098
EQ/Fidelity Institutional AM® Large Cap	19,975,334	239,548

The following Portfolios utilized net capital loss carryforwards during 2023 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Conservative Strategy	$—	$—	$465,582	$2,434,633
Equitable Conservative Growth MF/ETF	—	—	362,641	—
Equitable Moderate Growth MF/ETF	—	—	281,166	—
Equitable Growth MF/ETF	—	—	250,751	75,952
Target 2055 Allocation	131,484	—	—	—
1290 VT Multi-Alternative Strategies	—	—	14,892	615,383
1290 VT Convertible Securities	68,278	—	179,819	2,186,334
1290 VT DoubleLine Opportunistic Bond	—	—	30,910,849	25,969,314
1290 VT GAMCO Mergers & Acquisitions	24,440	—	—	—
1290 VT High Yield Bond	—	—	2,819,048	17,671,225
1290 VT Micro Cap	—	—	24,898,598	—
1290 VT Natural Resources	—	—	563,306	3,685,778
1290 VT Real Estate	—	—	—	106,290
1290 VT SmartBeta Equity ESG	971,547	—	—	—
ATM Small Cap Managed Volatility	3,850,245	—	—	—
ATM International Managed Volatility	—	—	8,871,027	277,880
EQ/2000 Managed Volatility	51,877,114	—	—	—
EQ/International Managed Volatility	11,787,721	—	2,018,472	982,691
EQ/AB Dynamic Growth	—	—	6,018,485	2,097,999
EQ/AB Dynamic Moderate Growth	26,402,931	—	—	—
EQ/AB Short Duration Government Bond	—	—	2,835,167	9,528,017
EQ/AB Sustainable U.S. Thematic	—	—	373,365	304,836
EQ/American Century Moderate Growth Allocation	—	—	148,398	—
EQ/ClearBridge Select Equity Managed Volatility	237,734	—	28,845,259	25,286,731
EQ/Core Bond Index	—	—	12,078,828	89,819,324
EQ/Core Plus Bond	—	—	46,014,767	46,049,905
EQ/Emerging Markets Equity PLUS	—	—	690,514	245,076
EQ/Franklin Moderate Allocation	—	—	8,082,086	7,522,950
EQ/Global Equity Managed Volatility	18,933,690	—	—	—
EQ/Goldman Sachs Growth Allocation	4,464,795	6,765,794	—	—
EQ/Goldman Sachs Moderate Growth Allocation	4,765,974	10,245,414	54,933,823	—
EQ/Intermediate Government Bond	—	—	31,693,909	135,004,562

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June 30, 2024 (Unaudited)

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/International Core Managed Volatility	$3,454,838	$—	$—	$—
EQ/International Equity Index	3,454,702	14,164,248	619,202	43,611,858
EQ/International Value Managed Volatility	1,639,260	—	—	—
EQ/Invesco Moderate Allocation	1,366,266	3,583,210	4,184,003	3,231,163
EQ/Invesco Moderate Growth Allocation	2,831,581	3,194,047	69,605	4,887,408
EQ/JPMorgan Growth Allocation	11,709,612	12,185,494	—	28,726
EQ/JPMorgan Growth Stock	72,585,272	—	—	—
EQ/Lazard Emerging Markets Equity	1,902,979	7,161,662	—	—
EQ/Long-Term Bond	—	—	185,406,936	171,036,036
EQ/MFS Mid Cap Focused Growth	10,008,536	809,807	—	—
EQ/MFS Technology	5,467,067	—	—	—
EQ/Morgan Stanley Small Cap Growth	—	—	76,578,773	67,235,557
EQ/PIMCO Global Real Return	—	—	—	1,478,091
EQ/PIMCO Total Return ESG	11,138,993	—	3,338,136	10,019,411
EQ/PIMCO Ultra Short Bond	426,598	—	261,116	6,156,578
EQ/Quality Bond PLUS	1,719,275	—	26,903,200	56,004,514
EQ/Value Equity	—	—	—	2,086,615
EQ/Wellington Energy	437,232	4,927,595	23,628,194	23,493,381
Multimanager Core Bond	—	—	28,289,893	39,882,887

A portion of EQ/Core Plus Bond Portfolio’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value or fair value, as applicable in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value or fair value, as applicable of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The

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June 30, 2024 (Unaudited)

Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities

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June 30, 2024 (Unaudited)

that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the six months ended June 30, 2024, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over- the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying

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June 30, 2024 (Unaudited)

equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2024. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

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The EQ/PIMCO Real Return Portfolio regularly enters into quarterly purchase and sale transactions where the purchase transactions occur on a forward settling basis, with the trade date preceding the fiscal quarter-end, and the settlement date occurring shortly after the fiscal quarter-end. These forward settling securities transactions are expected to physically settle within 35 days of the trade date. Because the purchase transactions occur on a forward settling basis, the Portfolio’s assets will be temporarily increased when these purchases are effected and before the settlement date. The payable amount for these forward settling transactions as of the end of the fiscal period is shown in the Portfolio’s Statement of Assets and Liabilities under “Liabilities - Payable for Securities Purchased.” The transactions are entered into on a regular basis to allow the Portfolio to meet certain asset diversification rules that apply to insurance-dedicated funds under the Internal Revenue Code and to do so in a manner that is consistent with its investment program.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

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Cash and Statement of Cash Flows:

In accordance with U.S. GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the six months ended June 30, 2024, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Repurchase Agreements:

During the six months ended June 30, 2024, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the six months ended June 30, 2024, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

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The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings from the securities lending program up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At December 31, 2023 the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular sector or industry, such as tariffs, labor shortages or increased production costs and competitive conditions within the sector or industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there can be no assurance that the investments held by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political

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or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth.

Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the value of market, sectors, or companies in which a Portfolio invests.

Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of a Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Portfolio.

Due to concerns regarding recent high inflation, the U.S. Federal Reserve and many foreign central banks and monetary authorities raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to predict accurately the timing, frequency, magnitude or direction of further interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

Prior to June 30, 2023, many debt securities, derivatives and other financial instruments, including some of the Portfolios’ investments, utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations; however, LIBOR settings for all maturities and currencies ceased to be published on a representative basis after June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. There may be risks associated with using a new reference or benchmark rate with respect to existing or new investments and transactions. The SOFR or other alternative reference or benchmark rate may be an ineffective substitute with respect to an existing or new investment or transaction, resulting in prolonged adverse market conditions for a Portfolio, which could negatively affect a Portfolio’s performance and/or net asset value.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will

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decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

The ongoing Russia-Ukraine conflict, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit

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quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage- related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For its services under the Advisory Agreement, the Adviser is entitled to

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receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity ESG	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Sustainable U.S. Thematic	0.650	0.600	0.575	0.550	0.525
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth ESG	0.650	0.600	0.575	0.550	0.525
EQ/Core Plus Bond	0.600	0.580	0.560	0.540	0.530
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/Franklin Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875

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	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Loomis Sayles Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return ESG	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%	0.540%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

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	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Allocation	0.100%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Aggressive Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Balanced Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Ultra Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Multi-Alternative Strategies	0.500%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%
1290 VT Natural Resources	0.500	0.450	0.425	0.400
1290 VT Real Estate	0.500	0.450	0.425	0.400
1290 VT Socially Responsible	0.500	0.450	0.425	0.400
EQ/Common Stock Index	0.350	0.300	0.275	0.250
EQ/Core Bond Index	0.350	0.300	0.275	0.250
EQ/Equity 500 Index	0.250	0.200	0.175	0.150
EQ/Intermediate Corporate Bond	0.350	0.300	0.275	0.250
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/International Equity Index	0.400	0.350	0.325	0.300
EQ/Large Cap Growth Index	0.350	0.300	0.275	0.250
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250
EQ/Long-Term Bond	0.350	0.300	0.275	0.250
EQ/Mid Cap Index	0.350	0.300	0.275	0.250
EQ/Small Company Index	0.250	0.200	0.175	0.150

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%
Equitable Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350
Equitable Moderate Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350

With the exception of the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, ETF Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios, and Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase

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June 30, 2024 (Unaudited)

and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2024, the two trusts in the complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $287,681 reimbursed by the Trust.

Note 3	Administrative Fees

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, serves as Administrator to the Trust. The Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator has access to the office space, equipment, personnel and facilities required to provide such services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays the Administrator monthly fees, as follows:

The 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Strategic Allocation Series Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios, and EQ/Core Plus Bond Portfolio, each pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”), as follows:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 1 is subject to a minimum annual fee of $32,500.

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All other Portfolios (“Administration Group 2”) pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of Administration Group 2 as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 2 is subject to a minimum annual fee of $30,000.

Pursuant to a sub-administration arrangement with the Administrator and EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of June 30, 2024, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

EIM and the Administrator have contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2025 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, EIM has agreed to waive its

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June 30, 2024 (Unaudited)

and its affiliates’ fees and, if necessary, make payments to a Portfolio so that the total annual operating expenses do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	N/A	#	1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Growth Strategy	N/A		1.00	*	N/A
EQ/Balanced Strategy	N/A		1.05	*	N/A
EQ/Moderate Growth Strategy	N/A		1.10	*	N/A
EQ/Growth Strategy	N/A	#	1.10	*	N/A
EQ/Aggressive Growth Strategy	N/A		1.15	*	N/A
EQ/Conservative Allocation	N/A	#	1.00	*	0.75	*
EQ/Conservative-Plus Allocation	N/A	#	1.10	*	0.85	*
EQ/Moderate Allocation	1.15	%*	1.15	*	0.90	*
EQ/Moderate-Plus Allocation	N/A	#	1.20	*	0.95	*
EQ/Aggressive Allocation	N/A	#	1.25	*	1.00	*
Equitable Conservative Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Moderate Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Growth MF/ETF	N/A		1.15	*	0.90	*
Target 2015 Allocation	N/A		1.10	*	0.85	*
Target 2025 Allocation	N/A		1.10	*	0.85	*
Target 2035 Allocation	N/A		1.10	*	0.85	*
Target 2045 Allocation	N/A		1.10	*	0.85	*
Target 2055 Allocation	N/A		1.10	*	0.85	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	N/A
1290 VT Multi-Alternative Strategies	N/A		1.10		0.85
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Opportunistic Bond	N/A		0.90		0.65
1290 VT Equity Income	N/A	#	0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	N/A	#	1.25		1.00
1290 VT GAMCO Small Company Value	N/A	#	1.07		0.82
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity ESG	N/A		1.10		0.85
1290 VT Socially Responsible	N/A	#	1.15		0.90
ATM Large Cap Managed Volatility	N/A		N/A		0.60
ATM Mid Cap Managed Volatility	N/A		N/A		0.60
ATM Small Cap Managed Volatility	N/A		N/A		0.60
ATM International Managed Volatility	N/A		N/A		0.65
EQ/500 Managed Volatility	N/A		0.85		0.60
EQ/400 Managed Volatility	N/A		0.85		0.60
EQ/2000 Managed Volatility	N/A		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Moderate Growth	N/A		1.15	*	N/A
EQ/AB Short Duration Government Bond	0.77		0.77		0.52
EQ/AB Small Cap Growth	N/A	#	1.00		0.75

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	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/AB Sustainable U.S. Thematic	N/A		1.00%		0.75%
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Capital Group Research	N/A	#	0.97		0.72
EQ/ClearBridge Large Cap Growth ESG	N/A	#	1.00		0.75
EQ/Clearbridge Select Equity Managed Volatility	N/A	#	1.05		0.80
EQ/Common Stock Index	0.67%		0.67		0.42
EQ/Core Bond Index	N/A	#	0.64		0.39
EQ/Core Plus Bond	0.93	*	0.93	*	0.68	*
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index	0.54		0.54		0.29
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/Franklin Moderate Allocation	N/A		1.15	*	N/A
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	N/A	#	1.05		0.80
EQ/Global Equity Managed Volatility	N/A	#	1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A		1.15	*	N/A
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Intermediate Corporate Bond	N/A		0.65		0.40
EQ/Intermediate Government Bond	0.64		0.64		0.39
EQ/International Core Managed Volatility	N/A	#	1.05		0.80
EQ/International Equity Index	0.72	*	0.72	*	0.47	*
EQ/International Value Managed Volatility	N/A	#	1.05		0.80
EQ/Invesco Comstock	N/A	#	1.00		0.75
EQ/Invesco Global	N/A	#	1.10		0.85
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Allocation	N/A		1.15	*	N/A
EQ/Invesco Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Janus Enterprise	N/A	#	1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.15	*	N/A
EQ/JPMorgan Growth Stock	N/A	#	0.96		0.71
EQ/JPMorgan Value Opportunities	N/A	#	1.00		0.75
EQ/Large Cap Core Managed Volatility	N/A	#	0.90		0.65
EQ/Large Cap Growth Index	N/A	#	0.73		0.48
EQ/Large Cap Growth Managed Volatility	N/A	#	0.90		0.65
EQ/Large Cap Value Index	N/A	#	0.75		0.50
EQ/Large Cap Value Managed Volatility	N/A	#	0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.35	*	1.10	*
EQ/Long-Term Bond	N/A		0.65		0.40
EQ/Loomis Sayles Growth	N/A	#	1.05		0.80
EQ/MFS International Growth	N/A	#	1.10		0.85
EQ/MFS International Intrinsic Value	N/A		1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A		1.10	*	0.85	*
EQ/MFS Technology	N/A		1.14	*	0.89	*
EQ/MFS Utilities Series	N/A		1.05	*	0.80	*
EQ/Mid Cap Index	N/A	#	0.65		0.40
EQ/Mid Cap Value Managed Volatility	N/A	#	1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A		1.15		0.90
EQ/PIMCO Global Real Return	N/A		0.85		0.60
EQ/PIMCO Real Return	N/A		0.75	*	0.50	*

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	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/PIMCO Total Return ESG	N/A		0.75	%*	0.50	%*
EQ/PIMCO Ultra Short Bond	N/A	#	0.79		0.54
EQ/Quality Bond PLUS	0.85%		0.85		0.60
EQ/Small Company Index	N/A	#	0.64		0.39
EQ/T. Rowe Price Health Sciences	N/A		1.20	*	0.95	*
EQ/Value Equity	N/A	#	0.95		0.70
EQ/Wellington Energy	N/A		1.19	*	0.94	*
Multimanager Aggressive Equity	1.00		1.00		0.75
Multimanager Core Bond	N/A	#	0.85		0.60
Multimanager Technology	N/A	#	1.18		0.93

#	See Note 1. Expense waiver applicable through the effective date of June 21, 2024.
*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Each Portfolio may at a later date reimburse EIM for fees waived (including fees waived by EIM’s affiliates, including the Administrator) or payments made to a Portfolio pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or payments made by EIM.

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the six months ended June 30, 2024, the following Portfolios incurred Recoupment Fees and as of June 30, 2024, no commitment or contingent liability is expected:

Portfolios:	Recoupment Fees
EQ/Conservative-Plus Allocation Portfolio	$34,700
Target 2055 Allocation	6,675
EQ/Janus Enterprise Portfolio	6,650
EQ/Large Cap Growth Index	6,003
EQ/Small Company Index	6,786

$60,814

At June 30, 2024, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2024	2025	2026	2027	Total Eligible For Recoupment
EQ/Ultra Conservative Strategy Portfolio	$—	$—	$—	$54,712	$54,712
EQ/Conservative Strategy	—	3,136	—	5,237	8,373
EQ/Conservative Allocation	109,079	305,671	529,999	206,335	1,151,084
EQ/Conservative-Plus Allocation Portfolio	—	—	75,144	—	75,144
Equitable Conservative Growth MF/ETF	19,993	43,047	46,251	16,251	125,542
Equitable Moderate Growth MF/ETF	—	154,672	108,306	43,740	306,718
Equitable Growth MF/ETF	—	152,911	108,412	43,573	304,896

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June 30, 2024 (Unaudited)

Portfolios:	2024	2025	2026	2027	Total Eligible For Recoupment
Target 2015 Allocation	$46,412	$108,006	$146,338	$65,386	$366,142
Target 2025 Allocation	—	7,829	63,508	11,716	83,053
Target 2055 Allocation	5,487	21,368	56,235	—	83,090
1290 VT Moderate Growth Allocation	41,916	101,859	128,925	81,638	354,338
1290 VT Multi-Alternative Strategies	41,082	65,928	83,038	28,016	218,064
1290 VT Convertible Securities	47,702	110,948	95,633	50,972	305,255
1290 VT DoubleLine Opportunistic Bond	201,837	499,110	497,836	257,577	1,456,360
1290 VT Equity Income	500,844	947,671	897,493	443,867	2,789,875
1290 VT GAMCO Mergers & Acquisitions	54,898	143,266	135,419	67,606	401,189
1290 VT High Yield Bond	43,335	134,713	157,785	85,357	421,190
1290 VT Micro Cap	151,986	310,864	301,809	147,060	911,719
1290 VT Natural Resources	69,508	134,340	147,444	116,068	467,360
1290 VT Real Estate	57,497	234,901	127,389	60,032	479,819
1290 VT Small Cap Value	138,931	312,901	534,046	171,078	1,156,956
1290 VT SmartBeta Equity ESG	15,749	48,869	54,093	5,932	124,643
ATM Mid Cap Managed Volatility	30,591	126,153	111,145	64,181	332,070
ATM Small Cap Managed Volatility	—	45,606	128,884	68,650	243,140
EQ/400 Managed Volatility	—	18,740	89,617	47,249	155,606
EQ/AB Dynamic Aggressive Growth	84,498	102,565	249,945	137,121	574,129
EQ/AB Dynamic Growth	—	78,596	190,011	81,900	350,507
EQ/AB Short Duration Government Bond	103,934	431,930	463,826	234,264	1,233,954
EQ/AB Sustainable U.S. Thematic	—	165,317	108,295	44,919	318,531
EQ/American Century Mid Cap Value	834,314	1,653,671	1,718,020	860,367	5,066,372
EQ/American Century Moderate Growth Allocation	44,217	113,563	169,704	97,036	424,520
EQ/Capital Group Research	140,847	287,319	311,520	166,328	906,014
EQ/ClearBridge Large Cap Growth ESG	47,509	122,994	126,637	66,607	363,747
EQ/ClearBridge Select Equity Managed Volatility	117,849	399,353	423,537	218,660	1,159,399
EQ/Common Stock Index	—	—	1,031,003	260,483	1,291,486
EQ/Core Bond Index	507,372	1,659,837	2,129,127	1,193,672	5,490,008
EQ/Core Plus Bond	287,985	650,219	1,168,418	414,496	2,521,118
EQ/Emerging Markets Equity PLUS	17,515	212,658	217,993	89,447	537,613
EQ/Equity 500 Index	262,978	1,337,997	2,295,005	897,331	4,793,311
EQ/Fidelity Institutional AM® Large Cap	138,436	347,526	411,731	197,093	1,094,786
EQ/Franklin Moderate Allocation	45,618	138,600	260,470	143,905	588,593
EQ/Franklin Rising Dividends	138,397	284,895	371,487	195,296	990,075
EQ/Franklin Small Cap Value Managed Volatility	144,426	323,305	311,448	157,951	937,130
EQ/Global Equity Managed Volatility	371,361	1,029,854	1,205,699	559,981	3,166,895
EQ/Goldman Sachs Growth Allocation	65,720	207,024	392,895	268,070	933,709
EQ/Goldman Sachs Mid Cap Value	64,506	129,099	148,722	74,963	417,290
EQ/Goldman Sachs Moderate Growth Allocation	2,026	179,591	513,172	276,330	971,119
EQ/Intermediate Corporate Bond	—	—	367,558	531,292	898,850
EQ/Intermediate Government Bond	455,492	1,416,126	2,105,296	1,062,473	5,039,387
EQ/International Equity Index	36,598	310,101	901,162	641,164	1,889,025
EQ/Invesco Comstock	43,968	116,615	132,555	65,881	359,019

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June 30, 2024 (Unaudited)

Portfolios:	2024	2025	2026	2027	Total Eligible For Recoupment
EQ/Invesco Global	$212,542	$373,422	$473,199	$347,033	$1,406,196
EQ/Invesco Moderate Allocation	42,440	168,618	317,194	171,429	699,681
EQ/Invesco Moderate Growth Allocation	43,142	131,693	285,163	168,651	628,649
EQ/Janus Enterprise Portfolio	—	—	10,858	6,650	17,508
EQ/JPMorgan Growth Allocation	76,152	257,104	571,804	368,901	1,273,961
EQ/JPMorgan Growth Stock	781,015	1,486,490	1,972,475	1,359,151	5,599,131
EQ/Lazard Emerging Markets Equity	277,013	403,150	516,538	264,102	1,460,803
EQ/Long-Term Bond	292,602	1,353,805	1,364,236	698,209	3,708,852
EQ/Loomis Sayles Growth	248,281	477,707	559,553	283,020	1,568,561
EQ/MFS International Growth	781,161	1,376,554	1,588,900	787,757	4,534,372
EQ/MFS International Intrinsic Value	402,767	816,231	930,535	457,791	2,607,324
EQ/MFS Mid Cap Focused Growth	279,750	501,413	558,830	311,055	1,651,048
EQ/MFS Utilities Series	99,130	212,569	231,540	110,597	653,836
EQ/Mid Cap Index	217,331	1,026,029	1,280,351	706,453	3,230,164
EQ/Morgan Stanley Small Cap Growth	195,400	359,774	351,688	180,072	1,086,934
EQ/PIMCO Global Real Return	106,099	278,279	323,385	155,951	863,712
EQ/PIMCO Real Return	139,211	285,744	282,364	141,286	848,605
EQ/PIMCO Total Return ESG	289,766	547,077	520,250	264,013	1,621,106
EQ/PIMCO Ultra Short Bond	319,918	641,016	731,008	374,960	2,066,902
EQ/T. Rowe Price Health Sciences	173,375	316,937	309,399	153,036	952,747
EQ/Wellington Energy	59,313	126,124	161,925	75,475	422,837
Multimanager Core Bond	452,258	1,258,346	1,276,853	655,747	3,643,204
Multimanager Technology	1,224,639	2,130,081	2,299,166	1,313,848	6,967,734

During the six months ended June 30, 2024, EIM voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership in net assets of the Portfolios listed held by Equitable Financial at June 30, 2024:

Portfolios:	Percentage of Ownership
Equitable Moderate Growth MF/ETF	52%
Equitable Growth MF/ETF	46
1290 VT Multi-Alternative Strategies	64
1290 VT Convertible Securities	34
EQ/AB Sustainable U.S. Thematic	68

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

Shares of the Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio and the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios. The following tables show the percentage of ownership in net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio and the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios at June 30, 2024.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Convertible Securities	5.63%
1290 VT DoubleLine Opportunistic Bond	1.26
1290 VT Equity Income	29.75
1290 VT GAMCO Mergers & Acquisitions	1.89
1290 VT GAMCO Small Company Value	2.04
1290 VT High Yield Bond	14.86
1290 VT Natural Resources	0.79
1290 VT Real Estate	5.68
1290 VT SmartBeta Equity ESG	20.83
EQ/AB Small Cap Growth	46.64
EQ/Core Plus Bond	3.12
EQ/Emerging Markets Equity PLUS	1.55
EQ/Intermediate Government Bond	2.78
EQ/International Equity Index	10.20
EQ/Invesco Comstock	0.10
EQ/Janus Enterprise	0.68
EQ/JPMorgan Growth Stock	5.95
EQ/JPMorgan Value Opportunities	0.33
EQ/Loomis Sayles Growth	0.76
EQ/MFS International Growth	1.58
EQ/PIMCO Global Real Return	2.57
EQ/PIMCO Ultra Short Bond	2.76
EQ/Value Equity	1.01
Multimanager Core Bond	15.39

Portfolios:	EQ/ Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/500 Managed Volatility	1.57%	0.88%	3.28%	11.79%	23.99%	24.10%	31.53%
EQ/400 Managed Volatility	0.88	0.69	2.19	7.85	16.36	15.40	18.79
EQ/2000 Managed Volatility	1.28	0.70	3.04	10.94	21.69	21.81	28.37
EQ/International Managed Volatility	1.46	0.84	3.25	11.70	23.69	23.67	30.79
EQ/AB Short Duration Government Bond	—	4.40	6.70	14.21	15.04	10.23	7.27
EQ/Core Bond Index	—	3.44	4.71	11.38	15.32	9.60	7.20
EQ/Intermediate Corporate Bond	13.06	5.85	8.03	18.96	25.79	16.15	12.13
EQ/Intermediate Government Bond	30.56	2.37	3.13	6.88	9.35	5.88	4.53
EQ/Long-Term Bond	10.51	1.91	4.00	11.29	16.34	11.07	8.20

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June 30, 2024 (Unaudited)

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	7.78%	6.95%	37.81%	28.69%	4.03%
1290 VT Equity Income	0.67	1.51	12.13	24.05	15.51
1290 VT GAMCO Small Company Value	0.05	0.13	1.34	2.98	2.26
1290 VT High Yield Bond	4.84	4.30	23.39	17.43	2.76
1290 VT Micro Cap	1.03	2.50	21.88	45.45	23.24
1290 VT Small Cap Value	—	1.10	10.42	18.90	9.28
ATM Large Cap Managed Volatility	1.61	3.43	24.71	43.18	27.06
ATM Mid Cap Managed Volatility	4.25	6.66	32.02	38.66	18.42
ATM Small Cap Managed Volatility	0.45	2.07	20.72	50.86	25.90
ATM International Managed Volatility	0.76	2.50	25.98	43.86	26.89
EQ/AB Small Cap Growth	0.19	0.55	5.96	11.71	5.46
EQ/American Century Mid Cap Value	0.45	0.54	3.65	3.87	2.05
EQ/ClearBridge Select Equity Managed Volatility	1.04	2.19	15.86	27.29	16.86
EQ/Core Bond Index	2.01	1.63	8.57	6.25	0.80
EQ/Core Plus Bond	4.43	3.96	21.63	16.38	2.31
EQ/Franklin Small Cap Value Managed Volatility	—	0.91	12.41	29.76	15.95
EQ/Global Equity Managed Volatility	0.20	0.64	6.66	11.55	7.16
EQ/Intermediate Government Bond	3.02	2.55	13.25	9.51	1.24
EQ/International Core Managed Volatility	0.19	0.62	6.39	10.75	6.01
EQ/International Equity Index	0.05	0.06	0.44	0.44	0.36
EQ/International Value Managed Volatility	0.34	1.10	11.30	19.17	10.20
EQ/Janus Enterprise	0.37	0.56	2.76	3.03	1.24
EQ/JPMorgan Growth Stock	0.16	0.32	2.00	2.91	1.51
EQ/JPMorgan Value Opportunities	0.30	0.67	5.39	10.78	6.44
EQ/Large Cap Core Managed Volatility	0.42	0.89	6.49	11.28	7.63
EQ/Large Cap Growth Index	0.00	0.00	0.00	0.00	—
EQ/Large Cap Value Managed Volatility	0.11	0.25	2.05	4.06	2.58
EQ/Long-Term Bond	1.73	2.39	15.69	13.73	2.28
EQ/Loomis Sayles Growth	0.52	1.05	6.64	9.77	6.41
EQ/MFS International Growth	0.25	0.91	9.80	16.58	10.02
EQ/Morgan Stanley Small Cap Growth	0.42	1.33	13.48	29.48	14.41
EQ/PIMCO Ultra Short Bond	7.84	6.07	31.43	23.27	3.18
EQ/Quality Bond PLUS	2.88	2.79	15.15	11.21	1.50
EQ/Value Equity	0.20	0.45	3.58	7.23	4.59
Multimanager Core Bond	6.55	5.88	31.98	24.30	3.43

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.10%	4.18%	4.82%	2.78%	0.81%
EQ/American Century Mid Cap Value	0.06	0.55	0.66	0.76	0.26
EQ/Core Bond Index	0.04	0.17	0.17	0.10	0.02
EQ/Core Plus Bond	0.48	1.62	1.57	0.92	0.19
EQ/Emerging Markets Equity PLUS	0.65	5.79	12.83	13.36	7.21
EQ/Equity 500 Index	0.03	0.35	0.81	0.88	0.48
EQ/International Equity Index	0.05	0.66	1.55	1.70	0.92
EQ/Janus Enterprise	0.05	0.36	0.42	0.31	0.09
EQ/Long-Term Bond	0.07	0.27	0.29	0.18	0.04
EQ/MFS International Growth	0.04	0.55	1.18	1.21	0.80
EQ/PIMCO Ultra Short Bond	0.33	1.19	1.04	0.64	0.10
EQ/Quality Bond PLUS	0.18	0.66	0.69	0.38	0.07
EQ/Small Company Index	0.03	0.60	1.55	1.81	1.04
EQ/Value Equity	0.02	0.15	0.35	0.44	0.33
Multimanager Aggressive Equity	0.02	0.12	0.20	0.18	0.15

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Reorganization Transactions

The following transactions occurred during 2023:

Effective November 12, 2023, EQ/Conservative Allocation Portfolio acquired the net assets of the EQ/Conservative Allocation Portfolio (“VIP Conservative Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $9,683,637 net assets attributable to 1,225,565 Class IA shares, $708,391,247 net assets attributable to 89,597,304 Class IB shares and $6,944,755 net assets attributable to 879,077 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Conservative Allocation Portfolio reflects the historical basis of the assets of the VIP Conservative Allocation Portfolio as of the date of the reorganization. The EQ/Conservative Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Conservative Allocation Portfolio. Accordingly, the VIP Conservative Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Conservative Allocation Portfolio’s financial statements and financial highlights. The VIP Conservative Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Conservative Allocation Portfolio.

Effective November 12, 2023, EQ/Conservative-Plus Allocation Portfolio acquired the net assets of the EQ/Conservative-Plus Allocation Portfolio (“VIP Conservative-Plus Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $11,857,332 net assets attributable to 1,511,191 Class IA shares, $794,174,432 net assets attributable to 101,135,553 Class IB shares and $18,200,473 net assets attributable to 2,313,628 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Conservative-Plus Allocation Portfolio reflects the historical basis of the assets of the VIP Conservative-Plus Allocation Portfolio as of the date of the reorganization. The EQ/Conservative-Plus Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Conservative-Plus Allocation Portfolio. Accordingly, the VIP Conservative-Plus Allocation Portfolio’s

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

operating history prior to the reorganization is presented in the EQ/Conservative-Plus Allocation Portfolio’s financial statements and financial highlights. The VIP Conservative-Plus Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Conservative-Plus Allocation Portfolio.

Effective November 12, 2023, EQ/Moderate Allocation Portfolio acquired the net assets of the EQ/Moderate Allocation Portfolio (“VIP Moderate Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $1,521,820,165 net assets attributable to 134,392,316 Class IA shares, $3,467,917,804 net assets attributable to 309,771,615 Class IB shares and $236,431,962 net assets attributable to 20,822,346 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Moderate Allocation Portfolio reflects the historical basis of the assets of the VIP Moderate Allocation Portfolio as of the date of the reorganization. The EQ/Moderate Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Moderate Allocation Portfolio. Accordingly, the VIP Moderate Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Moderate Allocation Portfolio’s financial statements and financial highlights. The VIP Moderate Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Moderate Allocation Portfolio.

Effective November 12, 2023, EQ/Moderate-Plus Allocation Portfolio acquired the net assets of the EQ/Moderate-Plus Allocation Portfolio (“VIP Moderate-Plus Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $182,307,292 net assets attributable to 20,892,531 Class IA shares, $6,353,655,897 net assets attributable to 727,726,779 Class IB shares and $47,915,141 net assets attributable to 5,474,778 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Moderate-Plus Allocation Portfolio reflects the historical basis of the assets of the VIP Moderate-Plus Allocation Portfolio as of the date of the reorganization. The EQ/Moderate-Plus Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Moderate-Plus Allocation Portfolio. Accordingly, the VIP Moderate-Plus Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Moderate-Plus Allocation Portfolio’s financial statements and financial highlights. The VIP Moderate-Plus Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Moderate-Plus Allocation Portfolio.

Effective November 12, 2023, EQ/Aggressive Allocation Portfolio acquired the net assets of the EQ/Aggressive Allocation Portfolio (“VIP Aggressive Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $75,389,679 net assets attributable to 8,268,059 Class IA shares, $2,790,497,442 net assets attributable to 305,958,687 Class IB shares and $27,041,457 net assets attributable to 2,956,173 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Aggressive Allocation Portfolio reflects the historical basis of the assets of the VIP Aggressive Allocation Portfolio as of the date of the reorganization. The EQ/Aggressive Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Aggressive Allocation Portfolio. Accordingly, the VIP Aggressive Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Aggressive Allocation Portfolio’s financial statements and financial highlights. The VIP Aggressive Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Aggressive Allocation Portfolio.

Effective November 12, 2023, EQ/Core Plus Bond Portfolio acquired the net assets of the EQ/Core Plus Bond Portfolio (“VIP Core Plus Bond Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $131,276,742 net assets attributable to 39,910,984 Class IA shares, $172,686,560 net assets attributable to 52,697,100 Class IB shares and $405,778,028 net assets attributable to 122,627,303 Class K shares. The reorganization was structured to qualify as a

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Core Plus Bond Portfolio reflects the historical basis of the assets of the VIP Core Plus Bond Portfolio as of the date of the reorganization. The EQ/Core Plus Bond Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Core Plus Bond Portfolio. Accordingly, the VIP Core Plus Bond Portfolio’s operating history prior to the reorganization is presented in the EQ/Core Plus Bond Portfolio’s financial statements and financial highlights. The VIP Core Plus Bond Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Core Plus Bond Portfolio.

Effective November 12, 2023, Target 2015 Allocation Portfolio acquired the net assets of the Target 2015 Allocation Portfolio (“VIP Target 2015 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $16,439,094 net assets attributable to 2,467,995 Class IB shares and $10,443,602 net assets attributable to 1,565,736 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2015 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2015 Allocation Portfolio as of the date of the reorganization. The Target 2015 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2015 Allocation Portfolio. Accordingly, the VIP Target 2015 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2015 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2015 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2015 Allocation Portfolio.

Effective November 12, 2023, Target 2025 Allocation Portfolio acquired the net assets of the Target 2025 Allocation Portfolio (“VIP Target 2025 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $112,547,823 net assets attributable to 11,415,994 Class IB shares and $25,593,894 net assets attributable to 2,591,034 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2025 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2025 Allocation Portfolio as of the date of the reorganization. The Target 2025 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2025 Allocation Portfolio. Accordingly, the VIP Target 2025 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2025 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2025 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2025 Allocation Portfolio.

Effective November 12, 2023, Target 2035 Allocation Portfolio acquired the net assets of the Target 2035 Allocation Portfolio (“VIP Target 2035 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $186,484,102 net assets attributable to 15,024,421 Class IB shares and $17,731,417 net assets attributable to 1,425,368 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2035 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2035 Allocation Portfolio as of the date of the reorganization. The Target 2035 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2035 Allocation Portfolio. Accordingly, the VIP Target 2035 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2035 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2035 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2035 Allocation Portfolio.

Effective November 12, 2023, Target 2045 Allocation Portfolio acquired the net assets of the Target 2045 Allocation Portfolio (“VIP Target 2045 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $176,546,892 net assets attributable to 13,473,707 Class IB shares and $9,761,194 net assets attributable to 743,688 Class K shares. The

1386

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NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2024 (Unaudited)

reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2045 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2045 Allocation Portfolio as of the date of the reorganization. The Target 2045 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2045 Allocation Portfolio. Accordingly, the VIP Target 2045 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2045 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2045 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2045 Allocation Portfolio.

Effective November 12, 2023, Target 2055 Allocation Portfolio acquired the net assets of the Target 2055 Allocation Portfolio (“VIP Target 2055 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $89,054,414 net assets attributable to 6,477,278 Class IB shares and $238,520 net assets attributable to 17,306 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2055 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2055 Allocation Portfolio as of the date of the reorganization. The Target 2055 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2055 Allocation Portfolio. Accordingly, the VIP Target 2055 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2055 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2055 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2055 Allocation Portfolio.

Note 9	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2024, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

1387

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares as of June 30, 2024. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll-free at 1-877-522-5035, (ii) on the Trust’s website at https://equitable-funds.com and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

1388

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2).

(a)(2)(i)	Principal Executive Officer’s Section 302 certification attached hereto.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification attached hereto.

(b)	Combined Section 906 certification attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 6, 2024
By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
September 6, 2024